UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number   811-06440

Fidelity Aberdeen Street Trust

 (Exact name of registrant as specified in charter)

245 Summer St., Boston, Massachusetts 02210

 (Address of principal executive offices)       (Zip code)

Cynthia Lo Bessette, Secretary

245 Summer St.

Boston, Massachusetts  02210

(Name and address of agent for service)

Registrant's telephone number, including area code:

617-563-7000

Date of fiscal year end:	March 31

Date of reporting period:	March 31, 2021

Item 1.

Reports to Stockholders
Fidelity Freedom® Funds - Income, 2005, 2010, 2015, 2020, 2025, 2030, 2035, 2040, 2045, 2050, 2055, 2060, 2065

Annual Report

March 31, 2021

Contents

Note to Shareholders
Performance
Management's Discussion of Fund Performance
Fidelity Freedom® Income Fund
Investment Summary
Schedule of Investments
Financial Statements
Fidelity Freedom® 2005 Fund
Investment Summary
Schedule of Investments
Financial Statements
Fidelity Freedom® 2010 Fund
Investment Summary
Schedule of Investments
Financial Statements
Fidelity Freedom® 2015 Fund
Investment Summary
Schedule of Investments
Financial Statements
Fidelity Freedom® 2020 Fund
Investment Summary
Schedule of Investments
Financial Statements
Fidelity Freedom® 2025 Fund
Investment Summary
Schedule of Investments
Financial Statements
Fidelity Freedom® 2030 Fund
Investment Summary
Schedule of Investments
Financial Statements
Fidelity Freedom® 2035 Fund
Investment Summary
Schedule of Investments
Financial Statements
Fidelity Freedom® 2040 Fund
Investment Summary
Schedule of Investments
Financial Statements
Fidelity Freedom® 2045 Fund
Investment Summary
Schedule of Investments
Financial Statements
Fidelity Freedom® 2050 Fund
Investment Summary
Schedule of Investments
Financial Statements
Fidelity Freedom® 2055 Fund
Investment Summary
Schedule of Investments
Financial Statements
Fidelity Freedom® 2060 Fund
Investment Summary
Schedule of Investments
Financial Statements
Fidelity Freedom® 2065 Fund
Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Report of Independent Registered Public Accounting Firm
Trustees and Officers
Shareholder Expense Example
Distributions
Liquidity Risk Management Program

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-544-8544 if you’re an individual investing directly with Fidelity, call 1-800-835-5092 if you’re a plan sponsor or participant with Fidelity as your recordkeeper or call 1-877-208-0098 on institutional accounts or if you’re an advisor or invest through one to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2021 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Funds. This report is not authorized for distribution to prospective investors in the Funds unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Funds nor Fidelity Distributors Corporation is a bank.

Note to Shareholders:

Early in 2020, the outbreak and spread of a new coronavirus emerged as a public health emergency that had a major influence on financial markets, primarily based on its impact on the global economy and the outlook for corporate earnings. The virus causes a respiratory disease known as COVID-19. On March 11, 2020 the World Health Organization declared the COVID-19 outbreak a pandemic, citing sustained risk of further global spread.

In the weeks following, as the crisis worsened, we witnessed an escalating human tragedy with wide-scale social and economic consequences from coronavirus-containment measures. The outbreak of COVID-19 prompted a number of measures to limit the spread, including travel and border restrictions, quarantines, and restrictions on large gatherings. In turn, these resulted in lower consumer activity, diminished demand for a wide range of products and services, disruption in manufacturing and supply chains, and – given the wide variability in outcomes regarding the outbreak – significant market uncertainty and volatility. Amid the turmoil, global governments and central banks took unprecedented action to help support consumers, businesses, and the broader economies, and to limit disruption to financial systems.

The situation continues to unfold, and the extent and duration of its impact on financial markets and the economy remain highly uncertain. Extreme events such as the coronavirus crisis are “exogenous shocks” that can have significant adverse effects on mutual funds and their investments. Although multiple asset classes may be affected by market disruption, the duration and impact may not be the same for all types of assets.

Fidelity is committed to helping you stay informed amid news about COVID-19 and during increased market volatility, and we’re taking extra steps to be responsive to customer needs. We encourage you to visit our websites, where we offer ongoing updates, commentary, and analysis on the markets and our funds.

Fidelity Freedom® Income Fund

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The hypothetical investment and the average annual total returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund’s total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended March 31, 2021	Past 1 year	Past 5 years	Past 10 years
Fidelity Freedom® Income Fund	13.92%	5.73%	4.45%
Class K	14.02%	5.76%	4.47%
Class K6	13.97%	5.79%	4.48%

 Prior to June 1, 2017, the fund operated under a different pricing structure. The fund’s historical performance prior to June 1, 2017 does not reflect the fund’s current pricing structure.

 The initial offering of Class K6 shares took place on June 7, 2017. Returns prior to June 7, 2017 are those of Fidelity Freedom® Income Fund, the original class of the fund.

 The initial offering of Class K shares took place on July 20, 2017. Returns prior to July 20, 2017 are those of Fidelity Freedom® Income Fund, the original class of the fund.

$10,000 Over 10 Years

Let's say hypothetically that $10,000 was invested in Fidelity Freedom® Income Fund, a class of the fund, on March 31, 2011.

The chart shows how the value of your investment would have changed, and also shows how the Bloomberg Barclays U.S. Aggregate Bond Index performed over the same period.

Period Ending Values
$15,459	Fidelity Freedom® Income Fund
$14,025	Bloomberg Barclays U.S. Aggregate Bond Index

Fidelity Freedom® 2005 Fund

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The hypothetical investment and the average annual total returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund’s total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended March 31, 2021	Past 1 year	Past 5 years	Past 10 years
Fidelity Freedom® 2005 Fund	16.89%	6.73%	5.28%
Class K	16.99%	6.76%	5.30%
Class K6	17.02%	6.82%	5.32%

 Prior to June 1, 2017, the fund operated under a different pricing structure. The fund’s historical performance prior to June 1, 2017 does not reflect the fund’s current pricing structure.

 The initial offering of Class K6 shares took place on June 7, 2017. Returns prior to June 7, 2017 are those of Fidelity Freedom® 2005 Fund, the original class of the fund.

 The initial offering of Class K shares took place on July 20, 2017. Returns prior to July 20, 2017 are those of Fidelity Freedom® 2005 Fund, the original class of the fund.

$10,000 Over 10 Years

Let's say hypothetically that $10,000 was invested in Fidelity Freedom® 2005 Fund, a class of the fund, on March 31, 2011.

The chart shows how the value of your investment would have changed, and also shows how the Bloomberg Barclays U.S. Aggregate Bond Index performed over the same period.

Period Ending Values
$16,724	Fidelity Freedom® 2005 Fund
$14,025	Bloomberg Barclays U.S. Aggregate Bond Index

Fidelity Freedom® 2010 Fund

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The hypothetical investment and the average annual total returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund’s total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended March 31, 2021	Past 1 year	Past 5 years	Past 10 years
Fidelity Freedom® 2010 Fund	22.04%	7.86%	6.21%
Class K	22.11%	7.91%	6.24%
Class K6	22.23%	7.96%	6.26%

 Prior to June 1, 2017, the fund operated under a different pricing structure. The fund’s historical performance prior to June 1, 2017 does not reflect the fund’s current pricing structure.

 The initial offering of Class K6 shares took place on June 7, 2017. Returns prior to June 7, 2017 are those of Fidelity Freedom® 2010 Fund, the original class of the fund.

 The initial offering of Class K shares took place on July 20, 2017. Returns prior to July 20, 2017 are those of Fidelity Freedom® 2010 Fund, the original class of the fund.

$10,000 Over 10 Years

Let's say hypothetically that $10,000 was invested in Fidelity Freedom® 2010 Fund, a class of the fund, on March 31, 2011.

The chart shows how the value of your investment would have changed, and also shows how the Bloomberg Barclays U.S. Aggregate Bond Index performed over the same period.

Period Ending Values
$18,269	Fidelity Freedom® 2010 Fund
$14,025	Bloomberg Barclays U.S. Aggregate Bond Index

Fidelity Freedom® 2015 Fund

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The hypothetical investment and the average annual total returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund’s total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended March 31, 2021	Past 1 year	Past 5 years	Past 10 years
Fidelity Freedom® 2015 Fund	27.45%	8.97%	6.84%
Class K	27.45%	9.02%	6.86%
Class K6	27.58%	9.09%	6.90%

 Prior to June 1, 2017, the fund operated under a different pricing structure. The fund’s historical performance prior to June 1, 2017 does not reflect the fund’s current pricing structure.

 The initial offering of Class K6 shares took place on June 7, 2017. Returns prior to June 7, 2017 are those of Fidelity Freedom® 2015 Fund, the original class of the fund.

 The initial offering of Class K shares took place on July 20, 2017. Returns prior to July 20, 2017 are those of Fidelity Freedom® 2015 Fund, the original class of the fund.

$10,000 Over 10 Years

Let's say hypothetically that $10,000 was invested in Fidelity Freedom® 2015 Fund, a class of the fund, on March 31, 2011.

The chart shows how the value of your investment would have changed, and also shows how the Bloomberg Barclays U.S. Aggregate Bond Index performed over the same period.

Period Ending Values
$19,378	Fidelity Freedom® 2015 Fund
$14,025	Bloomberg Barclays U.S. Aggregate Bond Index

Fidelity Freedom® 2020 Fund

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The hypothetical investment and the average annual total returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund’s total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended March 31, 2021	Past 1 year	Past 5 years	Past 10 years
Fidelity Freedom® 2020 Fund	32.56%	9.87%	7.36%
Class K	32.66%	9.94%	7.40%
Class K6	32.85%	10.02%	7.44%

 Prior to June 1, 2017, the fund operated under a different pricing structure. The fund’s historical performance prior to June 1, 2017 does not reflect the fund’s current pricing structure.

 The initial offering of Class K6 shares took place on June 7, 2017. Returns prior to June 7, 2017 are those of Fidelity Freedom® 2020 Fund, the original class of the fund.

 The initial offering of Class K shares took place on July 20, 2017. Returns prior to July 20, 2017 are those of Fidelity Freedom® 2020 Fund, the original class of the fund.

$10,000 Over 10 Years

Let's say hypothetically that $10,000 was invested in Fidelity Freedom® 2020 Fund, a class of the fund, on March 31, 2011.

The chart shows how the value of your investment would have changed, and also shows how the S&P 500® Index performed over the same period.

Period Ending Values
$20,349	Fidelity Freedom® 2020 Fund
$36,788	S&P 500® Index

Fidelity Freedom® 2025 Fund

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The hypothetical investment and the average annual total returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund’s total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended March 31, 2021	Past 1 year	Past 5 years	Past 10 years
Fidelity Freedom® 2025 Fund	36.58%	10.60%	7.98%
Class K	36.74%	10.67%	8.01%
Class K6	36.91%	10.77%	8.07%

 Prior to June 1, 2017, the fund operated under a different pricing structure. The fund’s historical performance prior to June 1, 2017 does not reflect the fund’s current pricing structure.

 The initial offering of Class K6 shares took place on June 7, 2017. Returns prior to June 7, 2017 are those of Fidelity Freedom® 2025 Fund, the original class of the fund.

 The initial offering of Class K shares took place on July 20, 2017. Returns prior to July 20, 2017 are those of Fidelity Freedom® 2025 Fund, the original class of the fund.

$10,000 Over 10 Years

Let's say hypothetically that $10,000 was invested in Fidelity Freedom® 2025 Fund, a class of the fund, on March 31, 2011.

The chart shows how the value of your investment would have changed, and also shows how the S&P 500® Index performed over the same period.

Period Ending Values
$21,549	Fidelity Freedom® 2025 Fund
$36,788	S&P 500® Index

Fidelity Freedom® 2030 Fund

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The hypothetical investment and the average annual total returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund’s total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended March 31, 2021	Past 1 year	Past 5 years	Past 10 years
Fidelity Freedom® 2030 Fund	42.14%	11.89%	8.66%
Class K	42.20%	11.96%	8.70%
Class K6	42.45%	12.08%	8.76%

 Prior to June 1, 2017, the fund operated under a different pricing structure. The fund’s historical performance prior to June 1, 2017 does not reflect the fund’s current pricing structure.

 The initial offering of Class K6 shares took place on June 7, 2017. Returns prior to June 7, 2017 are those of Fidelity Freedom® 2030 Fund, the original class of the fund.

 The initial offering of Class K shares took place on July 20, 2017. Returns prior to July 20, 2017 are those of Fidelity Freedom® 2030 Fund, the original class of the fund.

$10,000 Over 10 Years

Let's say hypothetically that $10,000 was invested in Fidelity Freedom® 2030 Fund, a class of the fund, on March 31, 2011.

The chart shows how the value of your investment would have changed, and also shows how the S&P 500® Index performed over the same period.

Period Ending Values
$22,950	Fidelity Freedom® 2030 Fund
$36,788	S&P 500® Index

Fidelity Freedom® 2035 Fund

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The hypothetical investment and the average annual total returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund’s total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended March 31, 2021	Past 1 year	Past 5 years	Past 10 years
Fidelity Freedom® 2035 Fund	51.68%	13.22%	9.40%
Class K	51.80%	13.29%	9.43%
Class K6	52.14%	13.44%	9.50%

 Prior to June 1, 2017, the fund operated under a different pricing structure. The fund’s historical performance prior to June 1, 2017 does not reflect the fund’s current pricing structure.

 The initial offering of Class K6 shares took place on June 7, 2017. Returns prior to June 7, 2017 are those of Fidelity Freedom® 2035 Fund, the original class of the fund.

 The initial offering of Class K shares took place on July 20, 2017. Returns prior to July 20, 2017 are those of Fidelity Freedom® 2035 Fund, the original class of the fund.

$10,000 Over 10 Years

Let's say hypothetically that $10,000 was invested in Fidelity Freedom® 2035 Fund, a class of the fund, on March 31, 2011.

The chart shows how the value of your investment would have changed, and also shows how the S&P 500® Index performed over the same period.

Period Ending Values
$24,552	Fidelity Freedom® 2035 Fund
$36,788	S&P 500® Index

Fidelity Freedom® 2040 Fund

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The hypothetical investment and the average annual total returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund’s total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended March 31, 2021	Past 1 year	Past 5 years	Past 10 years
Fidelity Freedom® 2040 Fund	57.59%	13.73%	9.67%
Class K	57.77%	13.81%	9.71%
Class K6	57.95%	13.93%	9.77%

 Prior to June 1, 2017, the fund operated under a different pricing structure. The fund’s historical performance prior to June 1, 2017 does not reflect the fund’s current pricing structure.

 The initial offering of Class K6 shares took place on June 7, 2017. Returns prior to June 7, 2017 are those of Fidelity Freedom® 2040 Fund, the original class of the fund.

 The initial offering of Class K shares took place on July 20, 2017. Returns prior to July 20, 2017 are those of Fidelity Freedom® 2040 Fund, the original class of the fund.

$10,000 Over 10 Years

Let's say hypothetically that $10,000 was invested in Fidelity Freedom® 2040 Fund, a class of the fund, on March 31, 2011.

The chart shows how the value of your investment would have changed, and also shows how the S&P 500® Index performed over the same period.

Period Ending Values
$25,172	Fidelity Freedom® 2040 Fund
$36,788	S&P 500® Index

Fidelity Freedom® 2045 Fund

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The hypothetical investment and the average annual total returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund’s total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended March 31, 2021	Past 1 year	Past 5 years	Past 10 years
Fidelity Freedom® 2045 Fund	57.65%	13.71%	9.69%
Class K	57.85%	13.81%	9.73%
Class K6	58.05%	13.93%	9.79%

 Prior to June 1, 2017, the fund operated under a different pricing structure. The fund’s historical performance prior to June 1, 2017 does not reflect the fund’s current pricing structure.

 The initial offering of Class K6 shares took place on June 7, 2017. Returns prior to June 7, 2017 are those of Fidelity Freedom® 2045 Fund, the original class of the fund.

 The initial offering of Class K shares took place on July 20, 2017. Returns prior to July 20, 2017 are those of Fidelity Freedom® 2045 Fund, the original class of the fund.

$10,000 Over 10 Years

Let's say hypothetically that $10,000 was invested in Fidelity Freedom® 2045 Fund, a class of the fund, on March 31, 2011.

The chart shows how the value of your investment would have changed, and also shows how the S&P 500® Index performed over the same period.

Period Ending Values
$25,209	Fidelity Freedom® 2045 Fund
$36,788	S&P 500® Index

Fidelity Freedom® 2050 Fund

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The hypothetical investment and the average annual total returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund’s total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended March 31, 2021	Past 1 year	Past 5 years	Past 10 years
Fidelity Freedom® 2050 Fund	57.62%	13.73%	9.66%
Class K	57.78%	13.82%	9.70%
Class K6	57.97%	13.95%	9.76%

 Prior to June 1, 2017, the fund operated under a different pricing structure. The fund’s historical performance prior to June 1, 2017 does not reflect the fund’s current pricing structure.

 The initial offering of Class K6 shares took place on June 7, 2017. Returns prior to June 7, 2017 are those of Fidelity Freedom® 2050 Fund, the original class of the fund.

 The initial offering of Class K shares took place on July 20, 2017. Returns prior to July 20, 2017 are those of Fidelity Freedom® 2050 Fund, the original class of the fund.

$10,000 Over 10 Years

Let's say hypothetically that $10,000 was invested in Fidelity Freedom® 2050 Fund, a class of the fund, on March 31, 2011.

The chart shows how the value of your investment would have changed, and also shows how the S&P 500® Index performed over the same period.

Period Ending Values
$25,139	Fidelity Freedom® 2050 Fund
$36,788	S&P 500® Index

Fidelity Freedom® 2055 Fund

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The hypothetical investment and the average annual total returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund’s total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended March 31, 2021	Past 1 year	Past 5 years	Life of fundA
Fidelity Freedom® 2055 Fund	57.70%	13.73%	9.94%
Class K	57.70%	13.81%	9.99%
Class K6	58.01%	13.93%	10.05%

 A From June 1, 2011

 Prior to June 1, 2017, the fund operated under a different pricing structure. The fund’s historical performance prior to June 1, 2017 does not reflect the fund’s current pricing structure.

 The initial offering of Class K6 shares took place on June 7, 2017. Returns prior to June 7, 2017 are those of Fidelity Freedom® 2055 Fund, the original class of the fund.

 The initial offering of Class K shares took place on July 20, 2017. Returns prior to July 20, 2017 are those of Fidelity Freedom® 2055 Fund, the original class of the fund.

$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in Fidelity Freedom® 2055 Fund, a class of the fund, on June 1, 2011, when the fund started.

The chart shows how the value of your investment would have changed, and also shows how the S&P 500® Index performed over the same period.

Period Ending Values
$25,415	Fidelity Freedom® 2055 Fund
$36,978	S&P 500® Index

Fidelity Freedom® 2060 Fund

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The hypothetical investment and the average annual total returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund’s total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended March 31, 2021	Past 1 year	Past 5 years	Life of fundA
Fidelity Freedom® 2060 Fund	57.57%	13.70%	10.51%
Class K	57.77%	13.79%	10.57%
Class K6	58.07%	13.91%	10.66%

 A From August 5, 2014

 Prior to June 1, 2017, the fund operated under a different pricing structure. The fund’s historical performance prior to June 1, 2017 does not reflect the fund’s current pricing structure.

 The initial offering of Class K6 shares took place on June 7, 2017. Returns prior to June 7, 2017 are those of Fidelity Freedom® 2060 Fund, the original class of the fund.

 The initial offering of Class K shares took place on July 20, 2017. Returns prior to July 20, 2017 are those of Fidelity Freedom® 2060 Fund, the original class of the fund.

$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in Fidelity Freedom® 2060 Fund, a class of the fund, on August 5, 2014, when the fund started.

The chart shows how the value of your investment would have changed, and also shows how the S&P 500® Index performed over the same period.

Period Ending Values
$19,446	Fidelity Freedom® 2060 Fund
$23,643	S&P 500® Index

Fidelity Freedom® 2065 Fund

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The hypothetical investment and the average annual total returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund’s total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended March 31, 2021	Past 1 year	Life of fundA
Fidelity Freedom® 2065 Fund	57.49%	19.24%
Class K	57.72%	19.39%
Class K6	57.93%	19.57%

 A From June 28, 2019

$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in Fidelity Freedom® 2065 Fund, a class of the fund, on June 28, 2019, when the fund started.

The chart shows how the value of your investment would have changed, and also shows how the S&P 500® Index performed over the same period.

Period Ending Values
$13,607	Fidelity Freedom® 2065 Fund
$13,944	S&P 500® Index

Management's Discussion of Fund Performance

Market Recap:  For the 12 months ending March 31, 2021, global financial markets were influenced by a number of factors, including elevated volatility resulting from the early-2020 outbreak and spread of COVID-19. The pandemic coincided with equities suffering one of the quickest declines on record, followed by a historic rebound through March 31, driven by global economies reopening, ongoing fiscal and monetary stimulus, and the widespread distribution of COVID-19 vaccines. Many economists raised their expectations for a powerful recovery, as opposed to the sluggish rebound they had been anticipating. In the first quarter of 2021, riskier asset prices and bond yields rose amid the progressing global recovery.

Within this environment, the MSCI ACWI (All Country World Index) ex USA Index gained 49.62% for the 12 months. Canada (+61%) and emerging markets (+59%) fared best among regions. Asia Pacific ex Japan (+52%) also topped the broader market. Conversely, the U.K. (+34%) and Japan (+40%) notably lagged and Europe ex U.K. gained about 50%. By sector, information technology (+83%) led the way, boosted by the semiconductors & semiconductor equipment group (+128%). Materials (+77%), consumer discretionary (+66%) and industrials (+58%) also outperformed. In contrast, notable laggards included four defensive sectors: consumer staples and health care (+23% each) and utilities and real estate (+29% each).

The Dow Jones U.S. Total Stock Market Index gained 62.68% the past 12 months. Among sectors, economically sensitive groups fared best, led by consumer discretionary (+98%), energy and materials (+83% each), industrials (+74%), and information technology (+70%). In contrast, utilities (+19%) fared worst by a wide margin, followed by consumer staples (+31%). Small-cap stocks, as measured by the Russell 2000® Index (+94.85%), handily topped the large-cap-oriented S&P 500® index (+56.35%) the past 12 months. From a style standpoint, value stocks outpaced growth in the smaller-cap segment of the broader market, while growth topped value among large-caps. Commodities, as measured by the Bloomberg Barclays Commodity Index Total Return, rose 35.04%.

Within fixed income, U.S. taxable investment-grade bonds, as measured by the Bloomberg Barclays U.S. Aggregate Bond Index, gained 0.71% the past 12 months. Treasury Inflation-Protected Securities (+8.12%) and corporate bonds (+7.88%) outperformed the broader investment-grade bond index. Long-term (-15.80%) and short-term (+0.13%) U.S. Treasuries underperformed, as did government-related securities (-4.26%). Commercial mortgage-backed securities (+4.36%) and asset-backed securities (+4.57%) each lagged, whereas leveraged loans (+21.93%), high-yield bonds (+20.31%) and emerging-market debt (+14.29%) stood out.

Comments from Co-Portfolio Managers Andrew Dierdorf and Brett Sumsion:  For the fiscal year, the shares of each Fidelity Freedom® Fund posted a gain, ranging from 13.92% for Fidelity Freedom Income Fund to 57.70% for Fidelity Freedom 2055 Fund. Each Fund outperformed its Composite index the past 12 months. Security selection among the underlying investment portfolios primarily drove the Funds’ outperformance of Composite indexes. Active asset allocation decisions boosted the Funds' relative results to a lesser extent. Specifically, strong performance among underlying U.S. equity funds contributed most. In this asset class, Fidelity® Series Growth Company Fund (+97.30%) was the top contributor, outperforming the 64.31% advance of its benchmark, the Russell 3000® Growth Index. Investments in Fidelity® Series Intrinsic Opportunities Fund (+77.31%) and Fidelity® Series Blue Chip Growth Fund (+97.44%) also added considerable value. In investment-grade bonds, an investment in Fidelity® Series Investment Grade Bond Fund (+6.51%) helped, as this fund topped the 0.71% return of the Bloomberg Barclays U.S. Aggregate Bond Index. Active management among non-U.S. equities also helped the Funds outperform Composites. Fidelity® Series Emerging Markets Fund (+69.89%) was a key outperformer, besting the 58.41% advance of its benchmark, the MSCI Emerging Markets Index. In terms of active asset allocation, underweighting investment-grade bonds contributed most, as this asset class lagged most others in which the Funds invest. The Funds' relative performance also got a boost from overweighting non-U.S. equities, particularly emerging-markets equities. Conversely, underweighting U.S. equities detracted most. Overweighting short-term debt securities and inflation-protected debt securities also held back relative performance.

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Fidelity Freedom® Income Fund

Investment Summary (Unaudited)

The information in the following tables is based on the direct investments of the Fund.

Top Holdings as of March 31, 2021

% of fund's net assets
Fidelity Series Investment Grade Bond Fund	38.5
Fidelity Series Government Money Market Fund 0.08%	19.2
Fidelity Series Inflation-Protected Bond Index Fund	12.0
Fidelity Series Emerging Markets Opportunities Fund	6.4
Fidelity Series Short-Term Credit Fund	4.0
Fidelity Series Commodity Strategy Fund	2.8
Fidelity Series Long-Term Treasury Bond Index Fund	2.7
Fidelity Series Overseas Fund	1.5
Fidelity Series International Growth Fund	1.4
Fidelity Series International Value Fund	1.4
89.9

Asset Allocation (% of fund's net assets)

Period end
Domestic Equity Funds	9.2%
International Equity Funds	12.4%
Bond Funds	55.1%
Short-Term Funds	23.3%

Domestic Equity Funds category includes Fidelity Series Commodity Strategy Fund which invests in commodity-related investments.

Fidelity Freedom® Income Fund

Schedule of Investments March 31, 2021

Showing Percentage of Net Assets

U.S. Treasury Obligations - 0.0%
	Principal Amount	Value
U.S. Treasury Bills, yield at date of purchase 0.07% to 0.08% 4/1/21 to 4/29/21
(Cost $1,259,960)	1,260,000	1,259,995
	Shares	Value

Domestic Equity Funds - 9.2%
Fidelity Series All-Sector Equity Fund (a)	728,386	$8,543,965
Fidelity Series Blue Chip Growth Fund (a)	778,740	13,557,862
Fidelity Series Commodity Strategy Fund (a)	18,588,490	91,083,601
Fidelity Series Growth Company Fund (a)	1,478,870	34,620,342
Fidelity Series Intrinsic Opportunities Fund (a)	1,608,810	34,718,116
Fidelity Series Large Cap Stock Fund (a)	1,645,131	30,352,675
Fidelity Series Large Cap Value Index Fund (a)	761,628	11,188,318
Fidelity Series Opportunistic Insights Fund (a)	871,734	17,722,342
Fidelity Series Small Cap Discovery Fund (a)	262,708	3,798,755
Fidelity Series Small Cap Opportunities Fund (a)	716,964	12,704,610
Fidelity Series Stock Selector Large Cap Value Fund (a)	1,797,850	25,655,317
Fidelity Series Value Discovery Fund (a)	1,239,375	19,730,847
TOTAL DOMESTIC EQUITY FUNDS
(Cost $210,042,753)		303,676,750

International Equity Funds - 12.4%
Fidelity Series Canada Fund (a)	1,327,945	16,957,854
Fidelity Series Emerging Markets Fund (a)	1,985,922	23,215,427
Fidelity Series Emerging Markets Opportunities Fund (a)	8,306,207	213,137,273
Fidelity Series International Growth Fund (a)	2,648,853	47,520,417
Fidelity Series International Small Cap Fund (a)	726,728	15,057,805
Fidelity Series International Value Fund (a)	4,374,896	47,467,627
Fidelity Series Overseas Fund (a)	3,774,774	47,599,899
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $267,040,294)		410,956,302

Bond Funds - 55.1%
Fidelity Series Emerging Markets Debt Fund (a)	1,946,794	17,676,887
Fidelity Series Emerging Markets Debt Local Currency Fund (a)	574,346	5,754,943
Fidelity Series Floating Rate High Income Fund (a)	387,402	3,560,227
Fidelity Series High Income Fund (a)	2,238,028	20,992,703
Fidelity Series Inflation-Protected Bond Index Fund (a)	37,056,915	397,991,268
Fidelity Series International Credit Fund (a)	224,155	2,237,066
Fidelity Series Investment Grade Bond Fund (a)	110,901,169	1,278,690,480
Fidelity Series Long-Term Treasury Bond Index Fund (a)	11,360,117	89,744,924
Fidelity Series Real Estate Income Fund (a)	1,142,644	12,626,216
TOTAL BOND FUNDS
(Cost $1,732,770,476)		1,829,274,714

Short-Term Funds - 23.3%
Fidelity Cash Central Fund 0.06% (b)	1,884,430	1,884,807
Fidelity Series Government Money Market Fund 0.08% (a)(c)	638,049,691	638,049,691
Fidelity Series Short-Term Credit Fund (a)	13,208,861	134,334,117
TOTAL SHORT-TERM FUNDS
(Cost $771,592,826)		774,268,615
TOTAL INVESTMENT IN SECURITIES - 100.0%
(Cost $2,982,706,309)		3,319,436,376
NET OTHER ASSETS (LIABILITIES) - 0.0%		(1,265,451)
NET ASSETS - 100%		$3,318,170,925

Legend

 (a) Affiliated Fund

 (b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

 (c) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$10,171
Total	$10,171

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable.

Affiliated Underlying Funds

Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds, excluding any Money Market Central Funds, is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur.

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Fidelity Series All-Sector Equity Fund	$6,494,951	$1,250,895	$2,384,174	$996,673	$262,601	$2,919,692	$8,543,965
Fidelity Series Blue Chip Growth Fund	11,105,865	5,901,727	7,588,213	5,392,046	1,140,882	2,997,601	13,557,862
Fidelity Series Canada Fund	11,827,329	4,020,557	5,830,447	347,043	(56,863)	6,997,278	16,957,854
Fidelity Series Commodity Strategy Fund	102,478,570	15,539,152	51,363,445	379,765	(10,439,556)	34,868,880	91,083,601
Fidelity Series Emerging Markets Debt Fund	19,329,709	1,676,408	5,854,253	1,016,239	(291,434)	2,816,457	17,676,887
Fidelity Series Emerging Markets Debt Local Currency Fund	--	6,543,180	663,170	89,482	14,997	(140,064)	5,754,943
Fidelity Series Emerging Markets Fund	12,565,775	7,717,129	7,424,950	341,073	582,951	9,774,522	23,215,427
Fidelity Series Emerging Markets Opportunities Fund	120,401,548	77,482,003	79,990,408	6,571,288	12,056,906	83,187,224	213,137,273
Fidelity Series Floating Rate High Income Fund	3,609,083	343,963	899,158	167,710	(64,196)	570,535	3,560,227
Fidelity Series Government Money Market Fund 0.08%	649,056,601	139,523,717	150,530,627	1,127,555	--	--	638,049,691
Fidelity Series Growth Company Fund	24,466,624	10,909,289	13,986,505	8,716,683	5,862,437	7,368,497	34,620,342
Fidelity Series High Income Fund	20,608,019	2,117,643	4,563,231	1,228,770	(33,311)	2,863,583	20,992,703
Fidelity Series Inflation-Protected Bond Index Fund	376,040,169	47,205,441	49,483,195	5,219,988	409,128	23,819,725	397,991,268
Fidelity Series International Credit Fund	1,998,296	153,640	--	153,640	--	85,130	2,237,066
Fidelity Series International Growth Fund	62,652,637	9,469,987	37,387,585	7,004,999	12,737,368	48,010	47,520,417
Fidelity Series International Small Cap Fund	15,102,598	661,268	7,206,966	129,245	1,693,808	4,807,097	15,057,805
Fidelity Series International Value Fund	52,704,333	5,169,315	31,362,077	1,387,545	(181,518)	21,137,574	47,467,627
Fidelity Series Intrinsic Opportunities Fund	22,167,449	10,076,200	14,599,930	1,503,965	3,619,041	13,455,356	34,718,116
Fidelity Series Investment Grade Bond Fund	1,201,348,763	229,671,078	149,376,288	77,971,072	151,445	(3,104,518)	1,278,690,480
Fidelity Series Large Cap Stock Fund	19,031,854	11,044,293	11,622,965	1,482,032	1,550,280	10,349,213	30,352,675
Fidelity Series Large Cap Value Index Fund	5,327,585	6,832,304	4,476,773	240,931	196,351	3,308,851	11,188,318
Fidelity Series Long-Term Treasury Bond Index Fund	78,105,731	47,924,956	13,665,457	8,591,720	1,277,978	(23,898,284)	89,744,924
Fidelity Series Opportunistic Insights Fund	14,481,203	3,257,696	4,887,350	2,735,635	1,811,897	3,058,896	17,722,342
Fidelity Series Overseas Fund	47,455,129	9,185,532	28,369,683	559,613	279,979	19,048,942	47,599,899
Fidelity Series Real Estate Income Fund	12,389,359	1,469,225	4,926,824	915,331	108,221	3,586,235	12,626,216
Fidelity Series Short-Term Credit Fund	148,318,154	11,479,132	29,890,604	3,490,513	498,447	3,928,988	134,334,117
Fidelity Series Small Cap Discovery Fund	2,485,329	592,412	1,554,731	102,995	291,084	1,984,661	3,798,755
Fidelity Series Small Cap Opportunities Fund	7,816,087	3,206,313	4,779,683	273,865	1,408,432	5,053,461	12,704,610
Fidelity Series Stock Selector Large Cap Value Fund	14,482,220	14,074,511	12,804,158	586,912	802,714	9,100,030	25,655,317
Fidelity Series Value Discovery Fund	10,290,283	10,778,833	8,886,356	439,503	400,080	7,148,007	19,730,847
	$3,074,141,253	$695,277,799	$746,359,206	$139,163,831	$36,090,149	$257,141,579	$3,316,291,574

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of March 31, 2021, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Other Short-Term Investments	$1,259,995	$--	$1,259,995	$--
Domestic Equity Funds	303,676,750	303,676,750	--	--
International Equity Funds	410,956,302	410,956,302	--	--
Bond Funds	1,829,274,714	1,829,274,714	--	--
Short-Term Funds	774,268,615	774,268,615	--	--
Total Investments in Securities:	$3,319,436,376	$3,318,176,381	$1,259,995	$--

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom® Income Fund

Financial Statements

Statement of Assets and Liabilities

		March 31, 2021
Assets
Investment in securities, at value — See accompanying schedule: Unaffiliated issuers (cost $1,259,960)	$1,259,995
Fidelity Central Funds (cost $1,884,800)	1,884,807
Other affiliated issuers (cost $2,979,561,549)	3,316,291,574
Total Investment in Securities (cost $2,982,706,309)		$3,319,436,376
Receivable for investments sold		18,561,936
Receivable for fund shares sold		6,023,974
Distributions receivable from Fidelity Central Funds		97
Receivable for daily variation margin on futures contracts		35,921
Total assets		3,344,058,304
Liabilities
Payable for investments purchased	$16,662,676
Payable for fund shares redeemed	7,995,455
Accrued management fee	1,229,248
Total liabilities		25,887,379
Net Assets		$3,318,170,925
Net Assets consist of:
Paid in capital		$2,924,441,966
Total accumulated earnings (loss)		393,728,959
Net Assets		$3,318,170,925
Net Asset Value and Maximum Offering Price
Fidelity Freedom Income Fund:
Net Asset Value, offering price and redemption price per share ($2,031,257,193 ÷ 167,062,877 shares)		$12.16
Class K:
Net Asset Value, offering price and redemption price per share ($1,043,132,989 ÷ 85,952,335 shares)		$12.14
Class K6:
Net Asset Value, offering price and redemption price per share ($243,780,743 ÷ 20,093,588 shares)		$12.13

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Year ended March 31, 2021
Investment Income
Dividends:
Affiliated issuers		$49,603,210
Interest		2,793
Income from Fidelity Central Funds		10,171
Total income		49,616,174
Expenses
Management fee	$14,462,869
Independent trustees' fees and expenses	9,599
Total expenses before reductions	14,472,468
Expense reductions	(131)
Total expenses after reductions		14,472,337
Net investment income (loss)		35,143,837
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Fidelity Central Funds	(1,070)
Other affiliated issuers	36,090,149
Futures contracts	409,074
Capital gain distributions from underlying funds:
Affiliated issuers	89,560,621
Total net realized gain (loss)		126,058,774
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers	(1,285)
Fidelity Central Funds	(34)
Other affiliated issuers	257,141,579
Total change in net unrealized appreciation (depreciation)		257,140,260
Net gain (loss)		383,199,034
Net increase (decrease) in net assets resulting from operations		$418,342,871

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Year ended March 31, 2021	Year ended March 31, 2020
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$35,143,837	$64,598,171
Net realized gain (loss)	126,058,774	74,358,386
Change in net unrealized appreciation (depreciation)	257,140,260	(97,093,752)
Net increase (decrease) in net assets resulting from operations	418,342,871	41,862,805
Distributions to shareholders	(142,317,786)	(122,580,496)
Share transactions - net increase (decrease)	(45,161,621)	(214,194,891)
Total increase (decrease) in net assets	230,863,464	(294,912,582)
Net Assets
Beginning of period	3,087,307,461	3,382,220,043
End of period	$3,318,170,925	$3,087,307,461

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Freedom Income Fund

Years ended March 31,	2021	2020	2019	2018	2017
Selected Per–Share Data
Net asset value, beginning of period	$11.15	$11.44	$11.69	$11.57	$11.26
Income from Investment Operations
Net investment income (loss)A	.13	.22	.23	.18	.19
Net realized and unrealized gain (loss)	1.40	(.09)	.11	.38	.49
Total from investment operations	1.53	.13	.34	.56	.68
Distributions from net investment income	(.13)	(.23)	(.23)	(.19)	(.20)B
Distributions from net realized gain	(.39)	(.20)	(.36)	(.25)	(.17)B
Total distributions	(.52)	(.42)C	(.59)	(.44)	(.37)
Net asset value, end of period	$12.16	$11.15	$11.44	$11.69	$11.57
Total ReturnD	13.92%	1.05%	3.08%	4.86%	6.16%
Ratios to Average Net AssetsE,F
Expenses before reductions	.47%	.47%	.46%G	.39%	- %H
Expenses net of fee waivers, if any	.47%	.47%	.46%G	.39%	-%
Expenses net of all reductions	.47%	.47%	.46%G	.39%	-%
Net investment income (loss)	1.05%	1.90%	2.02%	1.57%	1.70%
Supplemental Data
Net assets, end of period (000 omitted)	$2,031,257	$1,839,153	$1,978,263	$2,111,741	$2,137,752
Portfolio turnover rateI	21%	17%	22%	17%J	31%

 A Calculated based on average shares outstanding during the period.

 B The amounts shown reflect certain reclassifications related to book to tax differences that were made in the year shown.

 C Total distributions per share do not sum due to rounding.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 G On certain classes, the size and fluctuation of net assets and expense amounts may cause ratios to differ from contractual rates.

 H Amount represents less than .005%.

 I Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

 J The portfolio turnover rate does not include the assets acquired in the merger.

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom Income Fund Class K

Years ended March 31,	2021	2020	2019	2018 A
Selected Per–Share Data
Net asset value, beginning of period	$11.13	$11.42	$11.68	$11.76
Income from Investment Operations
Net investment income (loss)B	.13	.23	.24	.19
Net realized and unrealized gain (loss)	1.41	(.09)	.09	.05
Total from investment operations	1.54	.14	.33	.24
Distributions from net investment income	(.14)	(.23)	(.24)	(.16)
Distributions from net realized gain	(.39)	(.20)	(.36)	(.17)
Total distributions	(.53)	(.43)	(.59)C	(.32)C
Net asset value, end of period	$12.14	$11.13	$11.42	$11.68
Total ReturnD,E	14.02%	1.12%	3.04%	2.06%
Ratios to Average Net AssetsF,G
Expenses before reductions	.41%	.41%	.41%H	.42%I
Expenses net of fee waivers, if any	.41%	.41%	.41%H	.42%I
Expenses net of all reductions	.41%	.41%	.41%H	.42%I
Net investment income (loss)	1.10%	1.95%	2.07%	2.32%I
Supplemental Data
Net assets, end of period (000 omitted)	$1,043,133	$1,048,404	$1,236,535	$1,568,576
Portfolio turnover rateJ	21%	17%	22%	17%K

 A For the period July 20, 2017 (commencement of sale of shares) to March 31, 2018.

 B Calculated based on average shares outstanding during the period.

 C Total distributions per share do not sum due to rounding.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 H On certain classes, the size and fluctuation of net assets and expense amounts may cause ratios to differ from contractual rates.

 I Annualized

 J Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

 K The portfolio turnover rate does not include the assets acquired in the merger.

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom Income Fund Class K6

Years ended March 31,	2021	2020	2019	2018 A
Selected Per–Share Data
Net asset value, beginning of period	$11.13	$11.42	$11.68	$11.68
Income from Investment Operations
Net investment income (loss)B	.14	.23	.24	.18
Net realized and unrealized gain (loss)	1.40	(.08)	.11	.15
Total from investment operations	1.54	.15	.35	.33
Distributions from net investment income	(.15)	(.24)	(.25)	(.17)
Distributions from net realized gain	(.39)	(.20)	(.36)	(.17)
Total distributions	(.54)	(.44)	(.61)	(.33)C
Net asset value, end of period	$12.13	$11.13	$11.42	$11.68
Total ReturnD,E	13.97%	1.18%	3.16%	2.86%
Ratios to Average Net AssetsF,G
Expenses before reductions	.37%	.37%	.37%	.37%H
Expenses net of fee waivers, if any	.37%	.37%	.37%	.37%H
Expenses net of all reductions	.37%	.37%	.37%	.37%H
Net investment income (loss)	1.15%	2.00%	2.12%	1.91%H
Supplemental Data
Net assets, end of period (000 omitted)	$243,781	$199,750	$167,422	$39,253
Portfolio turnover rateI	21%	17%	22%	17%J

 A For the period June 7, 2017 (commencement of sale of shares) to March 31, 2018.

 B Calculated based on average shares outstanding during the period.

 C Total distributions per share do not sum due to rounding.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 H Annualized

 I Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

 J The portfolio turnover rate does not include the assets acquired in the merger.

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom® 2005 Fund

Investment Summary (Unaudited)

The information in the following tables is based on the direct investments of the Fund.

Top Holdings as of March 31, 2021

% of fund's net assets
Fidelity Series Investment Grade Bond Fund	37.1
Fidelity Series Government Money Market Fund 0.08%	17.5
Fidelity Series Inflation-Protected Bond Index Fund	11.2
Fidelity Series Emerging Markets Opportunities Fund	6.9
Fidelity Series Short-Term Credit Fund	3.7
Fidelity Series Commodity Strategy Fund	2.7
Fidelity Series Long-Term Treasury Bond Index Fund	2.7
Fidelity Series Overseas Fund	1.8
Fidelity Series International Growth Fund	1.8
Fidelity Series International Value Fund	1.7
87.1

Asset Allocation (% of fund's net assets)

Period end
Domestic Equity Funds	11.7%
International Equity Funds	14.1%
Bond Funds	52.9%
Short-Term Funds	21.3%

Domestic Equity Funds category includes Fidelity Series Commodity Strategy Fund which invests in commodity-related investments.

Fidelity Freedom® 2005 Fund

Schedule of Investments March 31, 2021

Showing Percentage of Net Assets

U.S. Treasury Obligations - 0.0%
	Principal Amount	Value
U.S. Treasury Bills, yield at date of purchase 0.08% to 0.08% 4/1/21 to 4/22/21
(Cost $499,988)	500,000	499,999
	Shares	Value

Domestic Equity Funds - 11.7%
Fidelity Series All-Sector Equity Fund (a)	332,482	$3,900,019
Fidelity Series Blue Chip Growth Fund (a)	355,487	6,189,024
Fidelity Series Commodity Strategy Fund (a)	6,040,451	29,598,209
Fidelity Series Growth Company Fund (a)	675,132	15,804,841
Fidelity Series Intrinsic Opportunities Fund (a)	734,326	15,846,757
Fidelity Series Large Cap Stock Fund (a)	750,907	13,854,228
Fidelity Series Large Cap Value Index Fund (a)	347,636	5,106,767
Fidelity Series Opportunistic Insights Fund (a)	397,956	8,090,455
Fidelity Series Small Cap Discovery Fund (a)	119,909	1,733,878
Fidelity Series Small Cap Opportunities Fund (a)	327,258	5,799,007
Fidelity Series Stock Selector Large Cap Value Fund (a)	820,619	11,710,240
Fidelity Series Value Discovery Fund (a)	565,704	9,006,001
TOTAL DOMESTIC EQUITY FUNDS
(Cost $85,342,568)		126,639,426

International Equity Funds - 14.1%
Fidelity Series Canada Fund (a)	528,941	6,754,581
Fidelity Series Emerging Markets Fund (a)	693,910	8,111,803
Fidelity Series Emerging Markets Opportunities Fund (a)	2,899,964	74,413,071
Fidelity Series International Growth Fund (a)	1,055,074	18,928,030
Fidelity Series International Small Cap Fund (a)	289,449	5,997,388
Fidelity Series International Value Fund (a)	1,742,571	18,906,898
Fidelity Series Overseas Fund (a)	1,503,563	18,959,926
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $100,198,570)		152,071,697

Bond Funds - 52.9%
Fidelity Series Emerging Markets Debt Fund (a)	630,071	5,721,042
Fidelity Series Emerging Markets Debt Local Currency Fund (a)	186,466	1,868,386
Fidelity Series Floating Rate High Income Fund (a)	125,378	1,152,223
Fidelity Series High Income Fund (a)	724,707	6,797,750
Fidelity Series Inflation-Protected Bond Index Fund (a)	11,278,680	121,133,026
Fidelity Series International Credit Fund (a)	61,058	609,358
Fidelity Series Investment Grade Bond Fund (a)	34,641,429	399,415,672
Fidelity Series Long-Term Treasury Bond Index Fund (a)	3,689,861	29,149,903
Fidelity Series Real Estate Income Fund (a)	371,292	4,102,779
TOTAL BOND FUNDS
(Cost $558,902,320)		569,950,139

Short-Term Funds - 21.3%
Fidelity Cash Central Fund 0.06% (b)	743,925	744,074
Fidelity Series Government Money Market Fund 0.08% (a)(c)	188,976,392	188,976,392
Fidelity Series Short-Term Credit Fund (a)	3,911,047	39,775,353
TOTAL SHORT-TERM FUNDS
(Cost $228,775,638)		229,495,819
TOTAL INVESTMENT IN SECURITIES - 100.0%
(Cost $973,719,084)		1,078,657,080
NET OTHER ASSETS (LIABILITIES) - 0.0%		(388,722)
NET ASSETS - 100%		$1,078,268,358

Legend

 (a) Affiliated Fund

 (b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

 (c) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$2,765
Total	$2,765

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable.

Affiliated Underlying Funds

Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds, excluding any Money Market Central Funds, is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur.

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Fidelity Series All-Sector Equity Fund	$3,341,429	$753,709	$1,759,495	$467,994	$(11,522)	$1,575,898	$3,900,019
Fidelity Series Blue Chip Growth Fund	5,848,737	2,794,867	4,898,576	2,313,400	1,218,456	1,225,540	6,189,024
Fidelity Series Canada Fund	4,425,852	2,093,870	2,559,041	141,840	22,843	2,771,057	6,754,581
Fidelity Series Commodity Strategy Fund	31,075,670	6,542,327	15,853,803	121,250	(4,713,031)	12,547,046	29,598,209
Fidelity Series Emerging Markets Debt Fund	5,874,966	920,150	1,850,552	320,998	(80,189)	856,667	5,721,042
Fidelity Series Emerging Markets Debt Local Currency Fund	--	2,165,469	266,058	29,180	3,590	(34,615)	1,868,386
Fidelity Series Emerging Markets Fund	4,422,703	2,767,432	2,708,169	119,987	219,650	3,410,187	8,111,803
Fidelity Series Emerging Markets Opportunities Fund	41,341,535	27,329,113	27,539,973	2,311,577	3,981,739	29,300,657	74,413,071
Fidelity Series Floating Rate High Income Fund	1,452,141	184,661	693,918	67,431	(43,106)	252,445	1,152,223
Fidelity Series Government Money Market Fund 0.08%	175,058,964	62,689,687	48,772,259	319,972	--	--	188,976,392
Fidelity Series Growth Company Fund	12,367,976	5,821,447	9,321,665	4,139,530	3,701,277	3,235,806	15,804,841
Fidelity Series High Income Fund	6,364,947	1,215,557	1,677,984	394,081	3,380	891,850	6,797,750
Fidelity Series Inflation-Protected Bond Index Fund	104,045,608	27,049,467	16,883,394	1,570,918	88,036	6,833,309	121,133,026
Fidelity Series International Credit Fund	544,319	41,850	--	41,850	--	23,189	609,358
Fidelity Series International Growth Fund	24,530,106	4,845,696	15,548,487	2,863,172	4,165,267	935,448	18,928,030
Fidelity Series International Small Cap Fund	5,821,515	672,308	3,133,652	52,835	615,171	2,022,046	5,997,388
Fidelity Series International Value Fund	20,154,683	3,419,518	13,191,809	565,867	(363,196)	8,887,702	18,906,898
Fidelity Series Intrinsic Opportunities Fund	12,720,680	2,434,069	7,753,254	727,801	2,392,884	6,052,378	15,846,757
Fidelity Series Investment Grade Bond Fund	347,158,396	114,565,932	60,096,278	23,768,036	(457,643)	(1,754,735)	399,415,672
Fidelity Series Large Cap Stock Fund	11,191,527	2,831,959	6,156,395	804,968	1,135,823	4,851,314	13,854,228
Fidelity Series Large Cap Value Index Fund	3,132,969	2,410,629	2,271,260	114,075	129,565	1,704,864	5,106,767
Fidelity Series Long-Term Treasury Bond Index Fund	23,764,173	17,993,683	5,259,481	2,760,202	307,804	(7,656,276)	29,149,903
Fidelity Series Opportunistic Insights Fund	6,975,934	2,007,201	3,264,816	1,295,401	878,573	1,493,563	8,090,455
Fidelity Series Overseas Fund	18,649,964	4,355,947	11,812,712	228,741	83,830	7,682,897	18,959,926
Fidelity Series Real Estate Income Fund	3,778,313	802,938	1,644,894	290,277	(7,645)	1,174,067	4,102,779
Fidelity Series Short-Term Credit Fund	39,788,012	3,451,908	4,642,421	945,418	42,765	1,135,089	39,775,353
Fidelity Series Small Cap Discovery Fund	1,388,092	189,758	994,520	49,395	153,377	997,171	1,733,878
Fidelity Series Small Cap Opportunities Fund	4,596,747	558,086	2,526,925	130,528	629,498	2,541,601	5,799,007
Fidelity Series Stock Selector Large Cap Value Fund	8,517,312	4,526,565	6,350,742	277,876	552,806	4,464,299	11,710,240
Fidelity Series Value Discovery Fund	6,051,852	3,563,907	4,446,232	208,095	479,798	3,356,676	9,006,001
	$934,385,122	$310,999,710	$283,878,765	$47,442,695	$15,129,800	$100,777,140	$1,077,413,007

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of March 31, 2021, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Other Short-Term Investments	$499,999	$--	$499,999	$--
Domestic Equity Funds	126,639,426	126,639,426	--	--
International Equity Funds	152,071,697	152,071,697	--	--
Bond Funds	569,950,139	569,950,139	--	--
Short-Term Funds	229,495,819	229,495,819	--	--
Total Investments in Securities:	$1,078,657,080	$1,078,157,081	$499,999	$--

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom® 2005 Fund

Financial Statements

Statement of Assets and Liabilities

		March 31, 2021
Assets
Investment in securities, at value — See accompanying schedule: Unaffiliated issuers (cost $499,988)	$499,999
Fidelity Central Funds (cost $744,074)	744,074
Other affiliated issuers (cost $972,475,022)	1,077,413,007
Total Investment in Securities (cost $973,719,084)		$1,078,657,080
Receivable for investments sold		6,833,377
Receivable for fund shares sold		2,123,095
Distributions receivable from Fidelity Central Funds		37
Receivable for daily variation margin on futures contracts		11,180
Total assets		1,087,624,769
Liabilities
Payable for investments purchased	$5,828,721
Payable for fund shares redeemed	3,128,178
Accrued management fee	399,510
Other payables and accrued expenses	2
Total liabilities		9,356,411
Net Assets		$1,078,268,358
Net Assets consist of:
Paid in capital		$948,941,749
Total accumulated earnings (loss)		129,326,609
Net Assets		$1,078,268,358
Net Asset Value and Maximum Offering Price
Fidelity Freedom 2005 Fund:
Net Asset Value, offering price and redemption price per share ($629,097,981 ÷ 48,173,198 shares)		$13.06
Class K:
Net Asset Value, offering price and redemption price per share ($356,834,852 ÷ 27,369,610 shares)		$13.04
Class K6:
Net Asset Value, offering price and redemption price per share ($92,335,525 ÷ 7,098,931 shares)		$13.01

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Year ended March 31, 2021
Investment Income
Dividends:
Affiliated issuers		$16,111,927
Interest		1,355
Income from Fidelity Central Funds		2,765
Total income		16,116,047
Expenses
Management fee	$4,600,959
Independent trustees' fees and expenses	3,034
Total expenses before reductions	4,603,993
Expense reductions	(104)
Total expenses after reductions		4,603,889
Net investment income (loss)		11,512,158
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Fidelity Central Funds	(280)
Other affiliated issuers	15,129,800
Futures contracts	(44,819)
Capital gain distributions from underlying funds:
Affiliated issuers	31,330,768
Total net realized gain (loss)		46,415,469
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers	(677)
Fidelity Central Funds	(42)
Other affiliated issuers	100,777,140
Total change in net unrealized appreciation (depreciation)		100,776,421
Net gain (loss)		147,191,890
Net increase (decrease) in net assets resulting from operations		$158,704,048

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Year ended March 31, 2021	Year ended March 31, 2020
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$11,512,158	$18,665,641
Net realized gain (loss)	46,415,469	25,639,455
Change in net unrealized appreciation (depreciation)	100,776,421	(42,129,928)
Net increase (decrease) in net assets resulting from operations	158,704,048	2,175,168
Distributions to shareholders	(46,360,027)	(44,000,478)
Share transactions - net increase (decrease)	27,604,219	18,264,976
Total increase (decrease) in net assets	139,948,240	(23,560,334)
Net Assets
Beginning of period	938,320,118	961,880,452
End of period	$1,078,268,358	$938,320,118

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Freedom 2005 Fund

Years ended March 31,	2021	2020	2019	2018	2017
Selected Per–Share Data
Net asset value, beginning of period	$11.68	$12.20	$12.50	$12.20	$11.66
Income from Investment Operations
Net investment income (loss)A	.14	.23	.24	.19	.20
Net realized and unrealized gain (loss)	1.81	(.19)	.11	.59	.71
Total from investment operations	1.95	.04	.35	.78	.91
Distributions from net investment income	(.15)	(.24)	(.24)	(.18)	(.22)B
Distributions from net realized gain	(.42)	(.31)	(.41)	(.30)	(.15)B
Total distributions	(.57)	(.56)C	(.65)	(.48)	(.37)
Net asset value, end of period	$13.06	$11.68	$12.20	$12.50	$12.20
Total ReturnD	16.89%	.12%	3.03%	6.43%	7.91%
Ratios to Average Net AssetsE,F
Expenses before reductions	.47%	.47%	.48%	.41%	- %G
Expenses net of fee waivers, if any	.47%	.47%	.48%	.41%	-%
Expenses net of all reductions	.47%	.47%	.48%	.41%	-%
Net investment income (loss)	1.07%	1.89%	1.98%	1.52%	1.70%
Supplemental Data
Net assets, end of period (000 omitted)	$629,098	$530,872	$563,036	$590,056	$583,754
Portfolio turnover rateH	27%	24%	26%	23%I	31%

 A Calculated based on average shares outstanding during the period.

 B The amounts shown reflect certain reclassifications related to book to tax differences that were made in the year shown.

 C Total distributions per share do not sum due to rounding.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 G Amount represents less than .005%.

 H Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

 I The portfolio turnover rate does not include the assets acquired in the merger.

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom 2005 Fund Class K

Years ended March 31,	2021	2020	2019	2018 A
Selected Per–Share Data
Net asset value, beginning of period	$11.66	$12.18	$12.49	$12.48
Income from Investment Operations
Net investment income (loss)B	.14	.24	.25	.21
Net realized and unrealized gain (loss)	1.82	(.19)	.10	.15
Total from investment operations	1.96	.05	.35	.36
Distributions from net investment income	(.16)	(.25)	(.24)	(.16)
Distributions from net realized gain	(.42)	(.31)	(.41)	(.19)
Total distributions	(.58)	(.57)C	(.66)C	(.35)
Net asset value, end of period	$13.04	$11.66	$12.18	$12.49
Total ReturnD,E	16.99%	.18%	3.00%	2.89%
Ratios to Average Net AssetsF,G
Expenses before reductions	.42%	.42%	.43%	.44%H
Expenses net of fee waivers, if any	.42%	.42%	.43%	.44%H
Expenses net of all reductions	.42%	.42%	.43%	.44%H
Net investment income (loss)	1.12%	1.94%	2.03%	2.37%H
Supplemental Data
Net assets, end of period (000 omitted)	$356,835	$338,902	$357,174	$422,622
Portfolio turnover rateI	27%	24%	26%	23%J

 A For the period July 20, 2017 (commencement of sale of shares) to March 31, 2018.

 B Calculated based on average shares outstanding during the period.

 C Total distributions per share do not sum due to rounding.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 H Annualized

 I Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

 J The portfolio turnover rate does not include the assets acquired in the merger.

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom 2005 Fund Class K6

Years ended March 31,	2021	2020	2019	2018 A
Selected Per–Share Data
Net asset value, beginning of period	$11.64	$12.17	$12.49	$12.36
Income from Investment Operations
Net investment income (loss)B	.15	.25	.25	.20
Net realized and unrealized gain (loss)	1.81	(.20)	.11	.29
Total from investment operations	1.96	.05	.36	.49
Distributions from net investment income	(.17)	(.27)	(.27)	(.16)
Distributions from net realized gain	(.42)	(.31)	(.41)	(.19)
Total distributions	(.59)	(.58)	(.68)	(.36)C
Net asset value, end of period	$13.01	$11.64	$12.17	$12.49
Total ReturnD,E	17.02%	.22%	3.15%	3.92%
Ratios to Average Net AssetsF,G
Expenses before reductions	.37%	.37%	.38%H	.38%I
Expenses net of fee waivers, if any	.37%	.37%	.38%H	.38%I
Expenses net of all reductions	.37%	.37%	.38%H	.38%I
Net investment income (loss)	1.17%	1.99%	2.08%	1.93%I
Supplemental Data
Net assets, end of period (000 omitted)	$92,336	$68,546	$41,670	$9,983
Portfolio turnover rateJ	27%	24%	26%	23%K

 A For the period June 7, 2017 (commencement of sale of shares) to March 31, 2018.

 B Calculated based on average shares outstanding during the period.

 C Total distributions per share do not sum due to rounding.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 H On certain classes, the size and fluctuation of net assets and expense amounts may cause ratios to differ from contractual rates.

 I Annualized

 J Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

 K The portfolio turnover rate does not include the assets acquired in the merger.

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom® 2010 Fund

Investment Summary (Unaudited)

The information in the following tables is based on the direct investments of the Fund.

Top Holdings as of March 31, 2021

% of fund's net assets
Fidelity Series Investment Grade Bond Fund	33.6
Fidelity Series Government Money Market Fund 0.08%	14.1
Fidelity Series Inflation-Protected Bond Index Fund	9.7
Fidelity Series Emerging Markets Opportunities Fund	7.9
Fidelity Series Short-Term Credit Fund	2.9
Fidelity Series Commodity Strategy Fund	2.7
Fidelity Series Long-Term Treasury Bond Index Fund	2.7
Fidelity Series Overseas Fund	2.4
Fidelity Series International Growth Fund	2.4
Fidelity Series International Value Fund	2.4
80.8

Asset Allocation (% of fund's net assets)

Period end
Domestic Equity Funds	17.2%
International Equity Funds	17.7%
Bond Funds	47.9%
Short-Term Funds	17.1%
Short-Term Investments	0.1%

Domestic Equity Funds category includes Fidelity Series Commodity Strategy Fund which invests in commodity-related investments.

Fidelity Freedom® 2010 Fund

Schedule of Investments March 31, 2021

Showing Percentage of Net Assets

U.S. Treasury Obligations - 0.1%
	Principal Amount	Value
U.S. Treasury Bills, yield at date of purchase 0.08% to 0.08% 4/1/21 to 4/22/21
(Cost $2,749,937)	2,750,000	2,749,992
	Shares	Value

Domestic Equity Funds - 17.2%
Fidelity Series All-Sector Equity Fund (a)	2,763,046	$32,410,531
Fidelity Series Blue Chip Growth Fund (a)	2,954,142	51,431,612
Fidelity Series Commodity Strategy Fund (a)	31,288,634	153,314,305
Fidelity Series Growth Company Fund (a)	5,609,921	131,328,256
Fidelity Series Intrinsic Opportunities Fund (a)	6,103,079	131,704,442
Fidelity Series Large Cap Stock Fund (a)	6,240,672	115,140,392
Fidelity Series Large Cap Value Index Fund (a)	2,889,239	42,442,922
Fidelity Series Opportunistic Insights Fund (a)	3,307,121	67,233,767
Fidelity Series Small Cap Discovery Fund (a)	996,490	14,409,248
Fidelity Series Small Cap Opportunities Fund (a)	2,719,558	48,190,572
Fidelity Series Stock Selector Large Cap Value Fund (a)	6,820,330	97,326,116
Fidelity Series Value Discovery Fund (a)	4,701,559	74,848,814
TOTAL DOMESTIC EQUITY FUNDS
(Cost $616,831,654)		959,780,977

International Equity Funds - 17.7%
Fidelity Series Canada Fund (a)	3,808,526	48,634,875
Fidelity Series Emerging Markets Fund (a)	4,132,969	48,314,413
Fidelity Series Emerging Markets Opportunities Fund (a)	17,188,863	441,066,223
Fidelity Series International Growth Fund (a)	7,596,823	136,287,006
Fidelity Series International Small Cap Fund (a)	2,084,235	43,185,359
Fidelity Series International Value Fund (a)	12,547,062	136,135,624
Fidelity Series Overseas Fund (a)	10,825,977	136,515,566
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $646,483,491)		990,139,066

Bond Funds - 47.9%
Fidelity Series Emerging Markets Debt Fund (a)	3,244,966	29,464,295
Fidelity Series Emerging Markets Debt Local Currency Fund (a)	963,756	9,656,836
Fidelity Series Floating Rate High Income Fund (a)	645,889	5,935,721
Fidelity Series High Income Fund (a)	3,734,386	35,028,537
Fidelity Series Inflation-Protected Bond Index Fund (a)	50,461,911	541,960,921
Fidelity Series International Credit Fund (a)	410,876	4,100,541
Fidelity Series Investment Grade Bond Fund (a)	162,551,357	1,874,217,150
Fidelity Series Long-Term Treasury Bond Index Fund (a)	19,122,221	151,065,548
Fidelity Series Real Estate Income Fund (a)	1,921,034	21,227,426
TOTAL BOND FUNDS
(Cost $2,616,822,078)		2,672,656,975

Short-Term Funds - 17.1%
Fidelity Cash Central Fund 0.06% (b)	4,294,802	4,295,661
Fidelity Series Government Money Market Fund 0.08% (a)(c)	786,773,183	786,773,183
Fidelity Series Short-Term Credit Fund (a)	16,224,389	165,002,037
TOTAL SHORT-TERM FUNDS
(Cost $953,040,727)		956,070,881
TOTAL INVESTMENT IN SECURITIES - 100.0%
(Cost $4,835,927,887)		5,581,397,891
NET OTHER ASSETS (LIABILITIES) - 0.0%		(2,184,598)
NET ASSETS - 100%		$5,579,213,293

Legend

 (a) Affiliated Fund

 (b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

 (c) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$12,856
Total	$12,856

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable.

Affiliated Underlying Funds

Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds, excluding any Money Market Central Funds, is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur.

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Fidelity Series All-Sector Equity Fund	$28,032,741	$3,922,984	$12,722,066	$3,819,173	$(47,287)	$13,224,159	$32,410,531
Fidelity Series Blue Chip Growth Fund	51,035,732	18,181,503	41,345,117	17,869,645	15,559,322	8,000,172	51,431,612
Fidelity Series Canada Fund	33,241,204	11,851,196	16,388,605	1,002,151	(171,461)	20,102,541	48,634,875
Fidelity Series Commodity Strategy Fund	164,179,523	22,567,894	73,740,933	651,705	(19,897,298)	60,205,119	153,314,305
Fidelity Series Emerging Markets Debt Fund	31,151,273	2,349,185	8,078,189	1,646,335	(411,781)	4,453,807	29,464,295
Fidelity Series Emerging Markets Debt Local Currency Fund	--	10,795,601	1,011,762	148,765	19,697	(146,700)	9,656,836
Fidelity Series Emerging Markets Fund	27,945,598	12,755,684	14,094,800	702,739	1,159,353	20,548,578	48,314,413
Fidelity Series Emerging Markets Opportunities Fund	262,352,741	115,314,802	135,413,360	13,548,883	26,148,215	172,663,825	441,066,223
Fidelity Series Floating Rate High Income Fund	6,783,903	473,793	2,270,024	307,408	(193,213)	1,141,262	5,935,721
Fidelity Series Government Money Market Fund 0.08%	768,710,755	239,897,935	221,835,507	1,320,563	--	--	786,773,183
Fidelity Series Growth Company Fund	106,586,738	37,984,068	72,128,961	33,521,354	35,092,868	23,793,543	131,328,256
Fidelity Series High Income Fund	34,118,548	2,850,695	6,599,426	2,017,633	21,553	4,637,167	35,028,537
Fidelity Series Inflation-Protected Bond Index Fund	474,487,500	101,814,083	65,609,863	6,947,180	511,288	30,757,913	541,960,921
Fidelity Series International Credit Fund	3,662,875	281,622	--	281,623	--	156,044	4,100,541
Fidelity Series International Growth Fund	171,093,288	25,026,289	95,718,268	20,231,355	31,838,935	4,046,762	136,287,006
Fidelity Series International Small Cap Fund	39,888,556	1,433,550	16,793,347	373,332	4,517,165	14,139,435	43,185,359
Fidelity Series International Value Fund	142,840,532	11,758,658	78,654,772	4,001,494	(2,391,501)	62,582,707	136,135,624
Fidelity Series Intrinsic Opportunities Fund	116,681,353	6,428,814	62,312,712	6,002,370	22,618,901	48,288,086	131,704,442
Fidelity Series Investment Grade Bond Fund	1,671,514,483	479,097,483	268,630,118	110,596,770	(983,536)	(6,781,162)	1,874,217,150
Fidelity Series Large Cap Stock Fund	102,370,926	8,806,733	46,327,590	6,875,934	14,548,962	35,741,361	115,140,392
Fidelity Series Large Cap Value Index Fund	28,049,838	12,724,961	13,929,970	926,905	951,204	14,646,889	42,442,922
Fidelity Series Long-Term Treasury Bond Index Fund	123,188,090	90,515,339	25,005,057	14,249,012	1,348,054	(38,980,878)	151,065,548
Fidelity Series Opportunistic Insights Fund	57,705,687	11,506,375	21,364,349	10,516,823	8,343,320	11,042,734	67,233,767
Fidelity Series Overseas Fund	134,768,955	16,125,434	69,270,155	1,616,184	10,585	54,880,747	136,515,566
Fidelity Series Real Estate Income Fund	20,106,049	1,982,137	6,857,516	1,460,247	206,652	5,790,104	21,227,426
Fidelity Series Short-Term Credit Fund	171,248,199	13,230,641	24,557,026	4,047,909	356,666	4,723,557	165,002,037
Fidelity Series Small Cap Discovery Fund	11,404,842	446,562	6,746,724	400,709	1,039,414	8,265,154	14,409,248
Fidelity Series Small Cap Opportunities Fund	39,828,055	1,224,846	19,357,091	1,072,374	5,466,012	21,028,750	48,190,572
Fidelity Series Stock Selector Large Cap Value Fund	74,967,864	19,615,869	39,566,985	2,257,972	4,671,295	37,638,073	97,326,116
Fidelity Series Value Discovery Fund	55,416,843	14,630,227	27,533,200	1,690,835	4,111,064	28,223,880	74,848,814
	$4,953,362,691	$1,295,594,963	$1,493,863,493	$270,105,382	$154,444,448	$664,813,629	$5,574,352,238

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of March 31, 2021, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Other Short-Term Investments	$2,749,992	$--	$2,749,992	$--
Domestic Equity Funds	959,780,977	959,780,977	--	--
International Equity Funds	990,139,066	990,139,066	--	--
Bond Funds	2,672,656,975	2,672,656,975	--	--
Short-Term Funds	956,070,881	956,070,881	--	--
Total Investments in Securities:	$5,581,397,891	$5,578,647,899	$2,749,992	$--

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom® 2010 Fund

Financial Statements

Statement of Assets and Liabilities

		March 31, 2021
Assets
Investment in securities, at value — See accompanying schedule: Unaffiliated issuers (cost $2,749,937)	$2,749,992
Fidelity Central Funds (cost $4,295,452)	4,295,661
Other affiliated issuers (cost $4,828,882,498)	5,574,352,238
Total Investment in Securities (cost $4,835,927,887)		$5,581,397,891
Receivable for investments sold		39,613,430
Receivable for fund shares sold		10,666,467
Distributions receivable from Fidelity Central Funds		212
Receivable for daily variation margin on futures contracts		87,305
Total assets		5,631,765,305
Liabilities
Payable for investments purchased	$38,415,097
Payable for fund shares redeemed	11,868,298
Accrued management fee	2,268,617
Total liabilities		52,552,012
Net Assets		$5,579,213,293
Net Assets consist of:
Paid in capital		$4,649,056,165
Total accumulated earnings (loss)		930,157,128
Net Assets		$5,579,213,293
Net Asset Value and Maximum Offering Price
Fidelity Freedom 2010 Fund:
Net Asset Value, offering price and redemption price per share ($3,814,844,874 ÷ 232,340,658 shares)		$16.42
Class K:
Net Asset Value, offering price and redemption price per share ($1,444,009,397 ÷ 87,992,147 shares)		$16.41
Class K6:
Net Asset Value, offering price and redemption price per share ($320,359,022 ÷ 19,594,066 shares)		$16.35

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Year ended March 31, 2021
Investment Income
Dividends:
Affiliated issuers		$85,944,287
Interest		8,038
Income from Fidelity Central Funds		12,856
Total income		85,965,181
Expenses
Management fee	$26,303,749
Independent trustees' fees and expenses	15,820
Total expenses before reductions	26,319,569
Expense reductions	(69)
Total expenses after reductions		26,319,500
Net investment income (loss)		59,645,681
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Fidelity Central Funds	(1,334)
Other affiliated issuers	154,444,956
Futures contracts	(2,103,497)
Capital gain distributions from underlying funds:
Affiliated issuers	184,161,095
Total net realized gain (loss)		336,501,220
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers	(4,064)
Fidelity Central Funds	(297)
Other affiliated issuers	664,813,629
Total change in net unrealized appreciation (depreciation)		664,809,268
Net gain (loss)		1,001,310,488
Net increase (decrease) in net assets resulting from operations		$1,060,956,169

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Year ended March 31, 2021	Year ended March 31, 2020
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$59,645,681	$105,841,028
Net realized gain (loss)	336,501,220	239,313,376
Change in net unrealized appreciation (depreciation)	664,809,268	(382,969,895)
Net increase (decrease) in net assets resulting from operations	1,060,956,169	(37,815,491)
Distributions to shareholders	(330,175,332)	(326,178,030)
Share transactions - net increase (decrease)	(125,322,115)	(509,728,586)
Total increase (decrease) in net assets	605,458,722	(873,722,107)
Net Assets
Beginning of period	4,973,754,571	5,847,476,678
End of period	$5,579,213,293	$4,973,754,571

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Freedom 2010 Fund

Years ended March 31,	2021	2020	2019	2018	2017
Selected Per–Share Data
Net asset value, beginning of period	$14.31	$15.35	$15.98	$15.56	$14.75
Income from Investment Operations
Net investment income (loss)A	.17	.29	.29	.24	.26
Net realized and unrealized gain (loss)	2.92	(.43)	.12	.95	1.08
Total from investment operations	3.09	(.14)	.41	1.19	1.34
Distributions from net investment income	(.20)	(.31)	(.30)	(.23)	(.26)
Distributions from net realized gain	(.78)	(.60)	(.74)	(.54)	(.26)
Total distributions	(.98)	(.90)B	(1.04)	(.77)	(.53)B
Net asset value, end of period	$16.42	$14.31	$15.35	$15.98	$15.56
Total ReturnC	22.04%	(1.25)%	2.89%	7.74%	9.27%
Ratios to Average Net AssetsD,E
Expenses before reductions	.51%	.52%	.52%F	.44%	- %G
Expenses net of fee waivers, if any	.51%	.52%	.52%F	.44%	-%
Expenses net of all reductions	.51%	.52%	.52%F	.44%	-%
Net investment income (loss)	1.08%	1.84%	1.90%	1.47%	1.69%
Supplemental Data
Net assets, end of period (000 omitted)	$3,814,845	$3,284,758	$3,724,077	$4,038,370	$4,137,360
Portfolio turnover rateH	24%	18%	20%	19%I	23%

 A Calculated based on average shares outstanding during the period.

 B Total distributions per share do not sum due to rounding.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 F On certain classes, the size and fluctuation of net assets and expense amounts may cause ratios to differ from contractual rates.

 G Amount represents less than .005%.

 H Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

 I The portfolio turnover rate does not include the assets acquired in the merger.

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom 2010 Fund Class K

Years ended March 31,	2021	2020	2019	2018 A
Selected Per–Share Data
Net asset value, beginning of period	$14.30	$15.34	$15.97	$15.96
Income from Investment Operations
Net investment income (loss)B	.18	.30	.30	.27
Net realized and unrealized gain (loss)	2.92	(.43)	.12	.31
Total from investment operations	3.10	(.13)	.42	.58
Distributions from net investment income	(.20)	(.31)	(.31)	(.22)
Distributions from net realized gain	(.78)	(.60)	(.74)	(.35)
Total distributions	(.99)C	(.91)	(1.05)	(.57)
Net asset value, end of period	$16.41	$14.30	$15.34	$15.97
Total ReturnD,E	22.11%	(1.21)%	2.95%	3.59%
Ratios to Average Net AssetsF,G
Expenses before reductions	.45%	.45%	.46%	.47%H
Expenses net of fee waivers, if any	.45%	.45%	.46%	.47%H
Expenses net of all reductions	.45%	.45%	.46%	.47%H
Net investment income (loss)	1.14%	1.91%	1.96%	2.42%H
Supplemental Data
Net assets, end of period (000 omitted)	$1,444,009	$1,431,597	$1,909,779	$2,396,182
Portfolio turnover rateI	24%	18%	20%	19%J

 A For the period July 20, 2017 (commencement of sale of shares) to March 31, 2018.

 B Calculated based on average shares outstanding during the period.

 C Total distributions per share do not sum due to rounding.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 H Annualized

 I Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

 J The portfolio turnover rate does not include the assets acquired in the merger.

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom 2010 Fund Class K6

Years ended March 31,	2021	2020	2019	2018 A
Selected Per–Share Data
Net asset value, beginning of period	$14.25	$15.30	$15.97	$15.77
Income from Investment Operations
Net investment income (loss)B	.19	.30	.31	.27
Net realized and unrealized gain (loss)	2.91	(.42)	.11	.50
Total from investment operations	3.10	(.12)	.42	.77
Distributions from net investment income	(.22)	(.34)	(.35)	(.22)
Distributions from net realized gain	(.78)	(.60)	(.74)	(.35)
Total distributions	(1.00)	(.93)C	(1.09)	(.57)
Net asset value, end of period	$16.35	$14.25	$15.30	$15.97
Total ReturnD,E	22.23%	(1.14)%	2.96%	4.89%
Ratios to Average Net AssetsF,G
Expenses before reductions	.38%	.39%	.39%	.40%H
Expenses net of fee waivers, if any	.38%	.39%	.39%	.40%H
Expenses net of all reductions	.38%	.39%	.39%	.40%H
Net investment income (loss)	1.20%	1.97%	2.03%	2.07%H
Supplemental Data
Net assets, end of period (000 omitted)	$320,359	$257,400	$213,620	$59,797
Portfolio turnover rateI	24%	18%	20%	19%J

 A For the period June 7, 2017 (commencement of sale of shares) to March 31, 2018.

 B Calculated based on average shares outstanding during the period.

 C Total distributions per share do not sum due to rounding.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 H Annualized

 I Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

 J The portfolio turnover rate does not include the assets acquired in the merger.

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom® 2015 Fund

Investment Summary (Unaudited)

The information in the following tables is based on the direct investments of the Fund.

Top Holdings as of March 31, 2021

% of fund's net assets
Fidelity Series Investment Grade Bond Fund	29.9
Fidelity Series Government Money Market Fund 0.08%	10.7
Fidelity Series Emerging Markets Opportunities Fund	8.9
Fidelity Series Inflation-Protected Bond Index Fund	8.4
Fidelity Series Intrinsic Opportunities Fund	3.3
Fidelity Series Growth Company Fund	3.2
Fidelity Series Overseas Fund	3.2
Fidelity Series International Growth Fund	3.1
Fidelity Series International Value Fund	3.1
Fidelity Series Large Cap Stock Fund	2.8
76.6

Asset Allocation (% of fund's net assets)

Period end
Domestic Equity Funds	22.7%
International Equity Funds	21.4%
Bond Funds	42.9%
Short-Term Funds	13.0%

Domestic Equity Funds category includes Fidelity Series Commodity Strategy Fund which invests in commodity-related investments.

Fidelity Freedom® 2015 Fund

Schedule of Investments March 31, 2021

Showing Percentage of Net Assets

U.S. Treasury Obligations - 0.0%
	Principal Amount	Value
U.S. Treasury Bills, yield at date of purchase 0.08% to 0.08% 4/1/21 to 4/22/21
(Cost $4,469,906)	4,470,000	4,469,989
	Shares	Value

Domestic Equity Funds - 22.7%
Fidelity Series All-Sector Equity Fund (a)	5,722,297	$67,122,546
Fidelity Series Blue Chip Growth Fund (a)	6,117,859	106,511,925
Fidelity Series Commodity Strategy Fund (a)	46,928,030	229,947,348
Fidelity Series Growth Company Fund (a)	11,616,292	271,937,390
Fidelity Series Intrinsic Opportunities Fund (a)	12,639,955	272,770,236
Fidelity Series Large Cap Stock Fund (a)	12,924,930	238,464,957
Fidelity Series Large Cap Value Index Fund (a)	5,983,911	87,903,646
Fidelity Series Opportunistic Insights Fund (a)	6,848,458	139,229,148
Fidelity Series Small Cap Discovery Fund (a)	2,063,758	29,841,945
Fidelity Series Small Cap Opportunities Fund (a)	5,632,196	99,802,515
Fidelity Series Stock Selector Large Cap Value Fund (a)	14,125,448	201,570,139
Fidelity Series Value Discovery Fund (a)	9,737,269	155,017,330
TOTAL DOMESTIC EQUITY FUNDS
(Cost $1,199,379,341)		1,900,119,125

International Equity Funds - 21.4%
Fidelity Series Canada Fund (a)	7,325,783	93,550,247
Fidelity Series Emerging Markets Fund (a)	7,005,170	81,890,440
Fidelity Series Emerging Markets Opportunities Fund (a)	29,104,918	746,832,186
Fidelity Series International Growth Fund (a)	14,612,766	262,153,029
Fidelity Series International Small Cap Fund (a)	4,009,281	83,072,296
Fidelity Series International Value Fund (a)	24,134,724	261,861,757
Fidelity Series Overseas Fund (a)	20,824,071	262,591,530
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $1,179,030,713)		1,791,951,485

Bond Funds - 42.9%
Fidelity Series Emerging Markets Debt Fund (a)	4,842,180	43,966,996
Fidelity Series Emerging Markets Debt Local Currency Fund (a)	1,443,585	14,464,721
Fidelity Series Floating Rate High Income Fund (a)	963,924	8,858,462
Fidelity Series High Income Fund (a)	5,576,169	52,304,464
Fidelity Series Inflation-Protected Bond Index Fund (a)	65,646,230	705,040,505
Fidelity Series International Credit Fund (a)	624,759	6,235,092
Fidelity Series Investment Grade Bond Fund (a)	216,771,355	2,499,373,727
Fidelity Series Long-Term Treasury Bond Index Fund (a)	28,661,557	226,426,299
Fidelity Series Real Estate Income Fund (a)	2,881,134	31,836,532
TOTAL BOND FUNDS
(Cost $3,496,076,303)		3,588,506,798

Short-Term Funds - 13.0%
Fidelity Cash Central Fund 0.06% (b)	6,987,601	6,988,999
Fidelity Series Government Money Market Fund 0.08% (a)(c)	892,734,677	892,734,677
Fidelity Series Short-Term Credit Fund (a)	18,379,688	186,921,427
TOTAL SHORT-TERM FUNDS
(Cost $1,083,328,064)		1,086,645,103
TOTAL INVESTMENT IN SECURITIES - 100.0%
(Cost $6,962,284,327)		8,371,692,500
NET OTHER ASSETS (LIABILITIES) - 0.0%		(3,503,576)
NET ASSETS - 100%		$8,368,188,924

Legend

 (a) Affiliated Fund

 (b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

 (c) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$14,598
Total	$14,598

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable.

Affiliated Underlying Funds

Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds, excluding any Money Market Central Funds, is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur.

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Fidelity Series All-Sector Equity Fund	$56,547,292	$8,198,184	$24,111,307	$7,802,754	$1,202,690	$25,285,687	$67,122,546
Fidelity Series Blue Chip Growth Fund	102,390,731	37,360,411	78,749,573	36,092,622	29,133,006	16,377,350	106,511,925
Fidelity Series Canada Fund	65,763,814	19,058,333	28,712,209	1,897,822	(611,483)	38,051,792	93,550,247
Fidelity Series Commodity Strategy Fund	238,815,009	36,908,404	105,104,039	971,207	(27,152,557)	86,480,531	229,947,348
Fidelity Series Emerging Markets Debt Fund	45,488,852	3,693,340	11,050,770	2,397,579	(470,948)	6,306,522	43,966,996
Fidelity Series Emerging Markets Debt Local Currency Fund	--	15,966,013	1,364,998	220,732	23,137	(159,431)	14,464,721
Fidelity Series Emerging Markets Fund	47,604,094	19,510,607	21,964,840	1,172,746	1,824,615	34,915,964	81,890,440
Fidelity Series Emerging Markets Opportunities Fund	455,428,436	175,151,531	215,376,483	22,647,236	37,882,317	293,746,385	746,832,186
Fidelity Series Floating Rate High Income Fund	9,513,559	741,883	2,713,285	429,835	(246,839)	1,563,144	8,858,462
Fidelity Series Government Money Market Fund 0.08%	889,239,670	330,497,010	327,002,003	1,475,159	--	--	892,734,677
Fidelity Series Growth Company Fund	213,036,213	75,748,838	132,595,598	68,141,928	65,962,558	49,785,379	271,937,390
Fidelity Series High Income Fund	50,612,414	4,530,968	9,691,624	2,967,045	(281,596)	7,134,302	52,304,464
Fidelity Series Inflation-Protected Bond Index Fund	607,324,717	160,646,676	102,820,523	8,938,619	639,612	39,250,023	705,040,505
Fidelity Series International Credit Fund	5,569,597	428,222	--	428,223	--	237,273	6,235,092
Fidelity Series International Growth Fund	308,550,153	50,031,403	161,916,790	38,336,082	53,007,702	12,480,561	262,153,029
Fidelity Series International Small Cap Fund	72,749,871	3,386,240	27,815,263	706,803	7,254,626	27,496,822	83,072,296
Fidelity Series International Value Fund	263,255,626	25,053,737	139,415,188	7,596,514	1,188,545	111,779,037	261,861,757
Fidelity Series Intrinsic Opportunities Fund	238,528,707	13,788,029	123,810,501	12,167,681	43,098,798	101,165,203	272,770,236
Fidelity Series Investment Grade Bond Fund	2,164,644,980	744,866,551	397,999,148	144,315,130	(442,590)	(11,696,066)	2,499,373,727
Fidelity Series Large Cap Stock Fund	205,286,549	23,174,045	92,020,258	13,943,687	19,294,044	82,730,577	238,464,957
Fidelity Series Large Cap Value Index Fund	56,345,334	25,881,134	26,047,636	1,884,452	1,760,376	29,964,438	87,903,646
Fidelity Series Long-Term Treasury Bond Index Fund	185,243,180	143,004,710	45,923,771	21,191,858	3,298,175	(59,195,995)	226,426,299
Fidelity Series Opportunistic Insights Fund	115,784,325	24,195,251	39,362,435	21,312,929	15,833,371	22,778,636	139,229,148
Fidelity Series Overseas Fund	252,740,831	26,091,521	118,533,934	3,060,181	(1,127,330)	103,420,442	262,591,530
Fidelity Series Real Estate Income Fund	28,831,604	3,031,374	8,620,516	2,056,529	158,222	8,435,848	31,836,532
Fidelity Series Short-Term Credit Fund	189,382,610	14,330,034	22,389,841	4,481,547	321,819	5,276,805	186,921,427
Fidelity Series Small Cap Discovery Fund	22,832,454	1,377,746	13,171,674	814,081	1,913,148	16,890,271	29,841,945
Fidelity Series Small Cap Opportunities Fund	79,771,188	5,478,905	39,438,113	2,182,170	11,417,757	42,572,778	99,802,515
Fidelity Series Stock Selector Large Cap Value Fund	150,151,660	37,374,445	72,701,744	4,589,831	9,345,832	77,399,946	201,570,139
Fidelity Series Value Discovery Fund	112,117,914	29,119,851	52,190,511	3,437,008	7,534,613	58,435,463	155,017,330
	$7,233,551,384	$2,058,625,396	$2,442,614,575	$437,659,990	281,761,620	$1,228,909,687	$8,360,233,512

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of March 31, 2021, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Other Short-Term Investments	$4,469,989	$--	$4,469,989	$--
Domestic Equity Funds	1,900,119,125	1,900,119,125	--	--
International Equity Funds	1,791,951,485	1,791,951,485	--	--
Bond Funds	3,588,506,798	3,588,506,798	--	--
Short-Term Funds	1,086,645,103	1,086,645,103	--	--
Total Investments in Securities:	$8,371,692,500	$8,367,222,511	$4,469,989	$--

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom® 2015 Fund

Financial Statements

Statement of Assets and Liabilities

		March 31, 2021
Assets
Investment in securities, at value — See accompanying schedule: Unaffiliated issuers (cost $4,469,906)	$4,469,989
Fidelity Central Funds (cost $6,988,656)	6,988,999
Other affiliated issuers (cost $6,950,825,765)	8,360,233,512
Total Investment in Securities (cost $6,962,284,327)		$8,371,692,500
Receivable for investments sold		69,446,967
Receivable for fund shares sold		31,425,969
Distributions receivable from Fidelity Central Funds		344
Receivable for daily variation margin on futures contracts		107,510
Other receivables		1,516
Total assets		8,472,674,806
Liabilities
Payable for investments purchased	$64,636,565
Payable for fund shares redeemed	36,239,064
Accrued management fee	3,608,740
Other payables and accrued expenses	1,513
Total liabilities		104,485,882
Net Assets		$8,368,188,924
Net Assets consist of:
Paid in capital		$6,634,976,550
Total accumulated earnings (loss)		1,733,212,374
Net Assets		$8,368,188,924
Net Asset Value and Maximum Offering Price
Fidelity Freedom 2015 Fund:
Net Asset Value, offering price and redemption price per share ($5,028,434,696 ÷ 367,365,073 shares)		$13.69
Class K:
Net Asset Value, offering price and redemption price per share ($2,592,939,785 ÷ 189,668,696 shares)		$13.67
Class K6:
Net Asset Value, offering price and redemption price per share ($746,814,443 ÷ 54,790,186 shares)		$13.63

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Year ended March 31, 2021
Investment Income
Dividends:
Affiliated issuers		$130,289,297
Interest		12,734
Income from Fidelity Central Funds		14,598
Total income		130,316,629
Expenses
Management fee	$41,343,325
Independent trustees' fees and expenses	23,344
Total expenses before reductions	41,366,669
Expense reductions	(89)
Total expenses after reductions		41,366,580
Net investment income (loss)		88,950,049
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Fidelity Central Funds	(1,619)
Other affiliated issuers	281,761,624
Futures contracts	(5,262,175)
Capital gain distributions from underlying funds:
Affiliated issuers	307,370,693
Total net realized gain (loss)		583,868,523
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers	(6,444)
Fidelity Central Funds	(473)
Other affiliated issuers	1,228,909,687
Total change in net unrealized appreciation (depreciation)		1,228,902,770
Net gain (loss)		1,812,771,293
Net increase (decrease) in net assets resulting from operations		$1,901,721,342

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Year ended March 31, 2021	Year ended March 31, 2020
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$88,950,049	$156,027,399
Net realized gain (loss)	583,868,523	432,413,126
Change in net unrealized appreciation (depreciation)	1,228,902,770	(752,576,562)
Net increase (decrease) in net assets resulting from operations	1,901,721,342	(164,136,037)
Distributions to shareholders	(559,387,838)	(571,740,150)
Share transactions - net increase (decrease)	(234,210,686)	(910,583,607)
Total increase (decrease) in net assets	1,108,122,818	(1,646,459,794)
Net Assets
Beginning of period	7,260,066,106	8,906,525,900
End of period	$8,368,188,924	$7,260,066,106

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Freedom 2015 Fund

Years ended March 31,	2021	2020	2019	2018	2017
Selected Per–Share Data
Net asset value, beginning of period	$11.53	$12.68	$13.33	$12.82	$12.03
Income from Investment Operations
Net investment income (loss)A	.14	.23	.23	.19	.21
Net realized and unrealized gain (loss)	2.94	(.52)	.08	.97	1.04
Total from investment operations	3.08	(.29)	.31	1.16	1.25
Distributions from net investment income	(.16)	(.24)	(.24)	(.19)	(.21)
Distributions from net realized gain	(.76)	(.62)	(.73)	(.46)	(.24)
Total distributions	(.92)	(.86)	(.96)B	(.65)	(.46)B
Net asset value, end of period	$13.69	$11.53	$12.68	$13.33	$12.82
Total ReturnC	27.45%	(2.80)%	2.74%	9.15%	10.63%
Ratios to Average Net AssetsD,E
Expenses before reductions	.55%	.56%	.57%	.48%	- %F
Expenses net of fee waivers, if any	.55%	.56%	.57%	.48%	-%
Expenses net of all reductions	.55%	.56%	.57%	.48%	-%
Net investment income (loss)	1.07%	1.80%	1.82%	1.40%	1.69%
Supplemental Data
Net assets, end of period (000 omitted)	$5,028,435	$4,174,065	$4,946,449	$5,380,580	$5,327,313
Portfolio turnover rateG	26%	21%	19%	23%H	21%

 A Calculated based on average shares outstanding during the period.

 B Total distributions per share do not sum due to rounding.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 F Amount represents less than .005%.

 G Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

 H The portfolio turnover rate does not include the assets acquired in the merger.

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom 2015 Fund Class K

Years ended March 31,	2021	2020	2019	2018 A
Selected Per–Share Data
Net asset value, beginning of period	$11.52	$12.66	$13.31	$13.21
Income from Investment Operations
Net investment income (loss)B	.15	.24	.24	.22
Net realized and unrealized gain (loss)	2.93	(.51)	.08	.34
Total from investment operations	3.08	(.27)	.32	.56
Distributions from net investment income	(.17)	(.25)	(.25)	(.18)
Distributions from net realized gain	(.76)	(.62)	(.73)	(.29)
Total distributions	(.93)	(.87)	(.97)C	(.46)C
Net asset value, end of period	$13.67	$11.52	$12.66	$13.31
Total ReturnD,E	27.45%	(2.67)%	2.80%	4.25%
Ratios to Average Net AssetsF,G
Expenses before reductions	.48%	.49%	.50%	.51%H,I
Expenses net of fee waivers, if any	.48%	.49%	.50%	.51%H,I
Expenses net of all reductions	.48%	.49%	.50%	.51%H,I
Net investment income (loss)	1.14%	1.87%	1.89%	2.39%H
Supplemental Data
Net assets, end of period (000 omitted)	$2,592,940	$2,524,326	$3,471,921	$4,624,065
Portfolio turnover rateJ	26%	21%	19%	23%K

 A For the period July 20, 2017 (commencement of sale of shares) to March 31, 2018.

 B Calculated based on average shares outstanding during the period.

 C Total distributions per share do not sum due to rounding.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 H Annualized

 I On certain classes, the size and fluctuation of net assets and expense amounts may cause ratios to differ from contractual rates.

 J Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

 K The portfolio turnover rate does not include the assets acquired in the merger.

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom 2015 Fund Class K6

Years ended March 31,	2021	2020	2019	2018 A
Selected Per–Share Data
Net asset value, beginning of period	$11.49	$12.64	$13.32	$13.03
Income from Investment Operations
Net investment income (loss)B	.16	.25	.25	.21
Net realized and unrealized gain (loss)	2.92	(.51)	.08	.55
Total from investment operations	3.08	(.26)	.33	.76
Distributions from net investment income	(.18)	(.27)	(.28)	(.18)
Distributions from net realized gain	(.76)	(.62)	(.73)	(.29)
Total distributions	(.94)	(.89)	(1.01)	(.47)
Net asset value, end of period	$13.63	$11.49	$12.64	$13.32
Total ReturnC,D	27.58%	(2.61)%	2.87%	5.80%
Ratios to Average Net AssetsE,F
Expenses before reductions	.40%	.41%	.41%	.42%G
Expenses net of fee waivers, if any	.40%	.41%	.41%	.42%G
Expenses net of all reductions	.40%	.41%	.41%	.42%G
Net investment income (loss)	1.22%	1.95%	1.97%	1.88%G
Supplemental Data
Net assets, end of period (000 omitted)	$746,814	$561,675	$488,156	$114,268
Portfolio turnover rateH	26%	21%	19%	23%I

 A For the period June 7, 2017 (commencement of sale of shares) to March 31, 2018.

 B Calculated based on average shares outstanding during the period.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 G Annualized

 H Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

 I The portfolio turnover rate does not include the assets acquired in the merger.

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom® 2020 Fund

Investment Summary (Unaudited)

The information in the following tables is based on the direct investments of the Fund.

Top Holdings as of March 31, 2021

% of fund's net assets
Fidelity Series Investment Grade Bond Fund	26.1
Fidelity Series Emerging Markets Opportunities Fund	9.9
Fidelity Series Government Money Market Fund 0.08%	7.4
Fidelity Series Inflation-Protected Bond Index Fund	7.2
Fidelity Series Intrinsic Opportunities Fund	4.1
Fidelity Series Growth Company Fund	4.1
Fidelity Series Overseas Fund	3.8
Fidelity Series International Growth Fund	3.8
Fidelity Series International Value Fund	3.8
Fidelity Series Large Cap Stock Fund	3.6
73.8

Asset Allocation (% of fund's net assets)

Period end
Domestic Equity Funds	28.1%
International Equity Funds	25.0%
Bond Funds	37.9%
Short-Term Funds	9.0%

Domestic Equity Funds category includes Fidelity Series Commodity Strategy Fund which invests in commodity-related investments.

Fidelity Freedom® 2020 Fund

Schedule of Investments March 31, 2021

Showing Percentage of Net Assets

U.S. Treasury Obligations - 0.0%
	Principal Amount	Value
U.S. Treasury Bills, yield at date of purchase 0.08% to 0.08% 4/1/21 to 4/22/21
(Cost $12,529,821)	12,530,000	12,529,982
	Shares	Value

Domestic Equity Funds - 28.1%
Fidelity Series All-Sector Equity Fund (a)	22,809,241	$267,552,400
Fidelity Series Blue Chip Growth Fund (a)	24,383,664	424,519,598
Fidelity Series Commodity Strategy Fund (a)	147,461,849	722,563,061
Fidelity Series Growth Company Fund (a)	46,288,259	1,083,608,135
Fidelity Series Intrinsic Opportunities Fund (a)	50,384,481	1,087,297,100
Fidelity Series Large Cap Stock Fund (a)	51,519,982	950,543,675
Fidelity Series Large Cap Value Index Fund (a)	23,852,672	350,395,752
Fidelity Series Opportunistic Insights Fund (a)	27,296,713	554,942,168
Fidelity Series Small Cap Discovery Fund (a)	8,226,395	118,953,675
Fidelity Series Small Cap Opportunities Fund (a)	22,452,128	397,851,709
Fidelity Series Stock Selector Large Cap Value Fund (a)	56,306,193	803,489,378
Fidelity Series Value Discovery Fund (a)	38,813,770	617,915,215
TOTAL DOMESTIC EQUITY FUNDS
(Cost $4,671,905,548)		7,379,631,866

International Equity Funds - 25.0%
Fidelity Series Canada Fund (a)	27,953,580	356,967,222
Fidelity Series Emerging Markets Fund (a)	24,460,429	285,942,410
Fidelity Series Emerging Markets Opportunities Fund (a)	101,561,726	2,606,073,878
Fidelity Series International Growth Fund (a)	55,759,880	1,000,332,240
Fidelity Series International Small Cap Fund (a)	15,299,598	317,007,679
Fidelity Series International Value Fund (a)	92,094,359	999,223,799
Fidelity Series Overseas Fund (a)	79,460,980	1,002,002,952
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $4,403,882,448)		6,567,550,180

Bond Funds - 37.9%
Fidelity Series Emerging Markets Debt Fund (a)	15,170,180	137,745,234
Fidelity Series Emerging Markets Debt Local Currency Fund (a)	4,514,231	45,232,590
Fidelity Series Floating Rate High Income Fund (a)	3,013,142	27,690,771
Fidelity Series High Income Fund (a)	17,437,930	163,567,784
Fidelity Series Inflation-Protected Bond Index Fund (a)	175,277,705	1,882,482,550
Fidelity Series International Credit Fund (a)	2,121,698	21,174,543
Fidelity Series Investment Grade Bond Fund (a)	595,422,817	6,865,225,081
Fidelity Series Long-Term Treasury Bond Index Fund (a)	89,942,553	710,546,169
Fidelity Series Real Estate Income Fund (a)	9,047,725	99,977,363
TOTAL BOND FUNDS
(Cost $9,775,083,339)		9,953,642,085

Short-Term Funds - 9.0%
Fidelity Cash Central Fund 0.06% (b)	28,080,369	28,085,985
Fidelity Series Government Money Market Fund 0.08% (a)(c)	1,944,701,355	1,944,701,355
Fidelity Series Short-Term Credit Fund (a)	39,917,575	405,961,739
TOTAL SHORT-TERM FUNDS
(Cost $2,371,495,821)		2,378,749,079
TOTAL INVESTMENT IN SECURITIES - 100.0%
(Cost $21,234,896,977)		26,292,103,192
NET OTHER ASSETS (LIABILITIES) - 0.0%		(10,771)
NET ASSETS - 100%		$26,292,092,421

Legend

 (a) Affiliated Fund

 (b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

 (c) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$43,368
Total	$43,368

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable.

Affiliated Underlying Funds

Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds, excluding any Money Market Central Funds, is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur.

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Fidelity Series All-Sector Equity Fund	$222,157,681	$31,829,006	$89,829,442	$31,021,168	$3,775,220	$99,619,935	$267,552,400
Fidelity Series Blue Chip Growth Fund	401,275,081	148,961,951	299,189,657	142,177,822	108,815,629	64,656,594	424,519,598
Fidelity Series Canada Fund	248,557,602	61,229,304	92,495,278	7,205,655	(2,135,151)	141,810,745	356,967,222
Fidelity Series Commodity Strategy Fund	750,476,816	119,795,563	333,237,661	3,005,756	(84,538,357)	270,066,700	722,563,061
Fidelity Series Emerging Markets Debt Fund	141,311,043	9,830,548	31,373,216	7,396,428	(1,889,678)	19,866,537	137,745,234
Fidelity Series Emerging Markets Debt Local Currency Fund	--	49,398,803	3,822,091	692,251	59,877	(403,999)	45,232,590
Fidelity Series Emerging Markets Fund	167,501,987	65,150,488	74,339,987	4,078,909	6,308,166	121,321,756	285,942,410
Fidelity Series Emerging Markets Opportunities Fund	1,611,797,769	562,776,485	715,782,910	78,821,385	127,375,744	1,019,906,790	2,606,073,878
Fidelity Series Floating Rate High Income Fund	27,965,717	1,806,205	5,906,062	1,259,523	(603,431)	4,428,342	27,690,771
Fidelity Series Government Money Market Fund 0.08%	2,093,461,675	826,929,612	975,689,932	3,324,336	--	--	1,944,701,355
Fidelity Series Growth Company Fund	832,687,196	299,479,614	492,453,841	269,579,429	242,898,582	200,996,584	1,083,608,135
Fidelity Series High Income Fund	159,771,045	12,012,024	29,709,995	9,272,495	(961,805)	22,456,515	163,567,784
Fidelity Series Inflation-Protected Bond Index Fund	1,621,478,041	481,458,614	326,355,797	23,879,030	1,964,635	103,937,057	1,882,482,550
Fidelity Series International Credit Fund	18,914,504	1,454,255	--	1,454,256	--	805,784	21,174,543
Fidelity Series International Growth Fund	1,133,838,427	187,673,233	562,818,706	145,745,439	168,951,165	72,688,121	1,000,332,240
Fidelity Series International Small Cap Fund	263,405,367	7,357,253	83,288,461	2,682,885	21,350,917	108,182,603	317,007,679
Fidelity Series International Value Fund	968,459,791	94,307,966	488,164,967	28,820,250	(12,429,503)	437,050,512	999,223,799
Fidelity Series Intrinsic Opportunities Fund	946,427,431	51,182,665	479,252,385	47,887,890	112,284,880	456,654,509	1,087,297,100
Fidelity Series Investment Grade Bond Fund	5,933,297,925	2,214,800,291	1,249,352,736	395,829,499	(5,288,828)	(28,231,571)	6,865,225,081
Fidelity Series Large Cap Stock Fund	799,693,788	94,573,262	347,052,367	54,805,199	63,235,612	340,093,380	950,543,675
Fidelity Series Large Cap Value Index Fund	219,571,867	98,600,415	93,323,855	7,475,068	6,849,609	118,697,716	350,395,752
Fidelity Series Long-Term Treasury Bond Index Fund	584,777,693	466,839,560	165,756,641	66,681,489	12,073,943	(187,388,386)	710,546,169
Fidelity Series Opportunistic Insights Fund	451,089,896	96,801,051	143,223,397	83,421,028	60,673,991	89,600,627	554,942,168
Fidelity Series Overseas Fund	938,368,150	72,493,738	390,722,108	11,617,303	(4,032,877)	385,896,049	1,002,002,952
Fidelity Series Real Estate Income Fund	92,134,606	8,209,245	27,616,793	6,490,587	(78,913)	27,329,218	99,977,363
Fidelity Series Short-Term Credit Fund	419,604,884	24,182,983	50,221,680	9,921,889	744,965	11,650,587	405,961,739
Fidelity Series Small Cap Discovery Fund	89,019,997	3,589,128	47,095,173	3,231,068	6,925,441	66,514,282	118,953,675
Fidelity Series Small Cap Opportunities Fund	311,295,228	16,735,955	141,536,458	8,559,194	32,396,269	178,960,715	397,851,709
Fidelity Series Stock Selector Large Cap Value Fund	585,596,818	143,146,267	267,133,865	18,188,151	35,212,285	306,667,873	803,489,378
Fidelity Series Value Discovery Fund	436,835,697	108,968,985	188,924,938	13,622,765	28,173,525	232,861,946	617,915,215
	$22,470,773,722	$6,361,574,469	$8,195,670,399	$1,488,148,147	$928,111,912	$4,686,697,521	$26,251,487,225

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of March 31, 2021, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Other Short-Term Investments	$12,529,982	$--	$12,529,982	$--
Domestic Equity Funds	7,379,631,866	7,379,631,866	--	--
International Equity Funds	6,567,550,180	6,567,550,180	--	--
Bond Funds	9,953,642,085	9,953,642,085	--	--
Short-Term Funds	2,378,749,079	2,378,749,079	--	--
Total Investments in Securities:	$26,292,103,192	$26,279,573,210	$12,529,982	$--

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom® 2020 Fund

Financial Statements

Statement of Assets and Liabilities

		March 31, 2021
Assets
Investment in securities, at value — See accompanying schedule: Unaffiliated issuers (cost $12,529,821)	$12,529,982
Fidelity Central Funds (cost $28,085,124)	28,085,985
Other affiliated issuers (cost $21,194,282,032)	26,251,487,225
Total Investment in Securities (cost $21,234,896,977)		$26,292,103,192
Receivable for investments sold		254,388,839
Receivable for fund shares sold		101,914,067
Distributions receivable from Fidelity Central Funds		1,398
Receivable for daily variation margin on futures contracts		529,822
Other receivables		297,068
Total assets		26,649,234,386
Liabilities
Payable for investments purchased	$224,306,624
Payable for fund shares redeemed	120,523,120
Accrued management fee	12,015,161
Other payables and accrued expenses	297,060
Total liabilities		357,141,965
Net Assets		$26,292,092,421
Net Assets consist of:
Paid in capital		$20,101,311,453
Total accumulated earnings (loss)		6,190,780,968
Net Assets		$26,292,092,421
Net Asset Value and Maximum Offering Price
Fidelity Freedom 2020 Fund:
Net Asset Value, offering price and redemption price per share ($13,282,370,064 ÷ 757,632,809 shares)		$17.53
Class K:
Net Asset Value, offering price and redemption price per share ($10,341,454,981 ÷ 590,322,988 shares)		$17.52
Class K6:
Net Asset Value, offering price and redemption price per share ($2,668,267,376 ÷ 152,746,017 shares)		$17.47

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Year ended March 31, 2021
Investment Income
Dividends:
Affiliated issuers		$418,722,510
Interest		32,748
Income from Fidelity Central Funds		43,368
Total income		418,798,626
Expenses
Management fee	$137,093,653
Independent trustees' fees and expenses	73,135
Total expenses before reductions	137,166,788
Expense reductions	(131)
Total expenses after reductions		137,166,657
Net investment income (loss)		281,631,969
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Fidelity Central Funds	(5,404)
Other affiliated issuers	928,112,274
Futures contracts	(14,233,829)
Capital gain distributions from underlying funds:
Affiliated issuers	1,069,425,637
Total net realized gain (loss)		1,983,298,678
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers	(13,501)
Fidelity Central Funds	(1,220)
Other affiliated issuers	4,686,697,521
Total change in net unrealized appreciation (depreciation)		4,686,682,800
Net gain (loss)		6,669,981,478
Net increase (decrease) in net assets resulting from operations		$6,951,613,447

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Year ended March 31, 2021	Year ended March 31, 2020
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$281,631,969	$485,104,275
Net realized gain (loss)	1,983,298,678	1,259,186,387
Change in net unrealized appreciation (depreciation)	4,686,682,800	(2,580,993,899)
Net increase (decrease) in net assets resulting from operations	6,951,613,447	(836,703,237)
Distributions to shareholders	(1,787,675,107)	(1,779,102,780)
Share transactions - net increase (decrease)	(1,420,683,946)	(2,571,249,276)
Total increase (decrease) in net assets	3,743,254,394	(5,187,055,293)
Net Assets
Beginning of period	22,548,838,027	27,735,893,320
End of period	$26,292,092,421	$22,548,838,027

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Freedom 2020 Fund

Years ended March 31,	2021	2020	2019	2018	2017
Selected Per–Share Data
Net asset value, beginning of period	$14.21	$15.83	$16.51	$15.70	$14.63
Income from Investment Operations
Net investment income (loss)A	.18	.28	.28	.22	.25
Net realized and unrealized gain (loss)	4.32	(.84)	.10	1.34	1.40
Total from investment operations	4.50	(.56)	.38	1.56	1.65
Distributions from net investment income	(.20)	(.30)	(.28)	(.22)	(.26)
Distributions from net realized gain	(.98)	(.76)	(.78)	(.52)	(.32)
Total distributions	(1.18)	(1.06)	(1.06)	(.75)B	(.58)
Net asset value, end of period	$17.53	$14.21	$15.83	$16.51	$15.70
Total ReturnC	32.56%	(4.15)%	2.66%	10.01%	11.57%
Ratios to Average Net AssetsD,E
Expenses before reductions	.59%	.60%	.61%	.52%	- %F
Expenses net of fee waivers, if any	.59%	.60%	.61%	.52%	-%
Expenses net of all reductions	.59%	.60%	.61%	.52%	-%
Net investment income (loss)	1.07%	1.76%	1.76%	1.34%	1.69%
Supplemental Data
Net assets, end of period (000 omitted)	$13,282,370	$10,620,621	$12,395,049	$12,916,078	$12,279,240
Portfolio turnover rateG	26%	23%	19%	21%H	19%

 A Calculated based on average shares outstanding during the period.

 B Total distributions per share do not sum due to rounding.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 F Amount represents less than .005%.

 G Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

 H The portfolio turnover rate does not include the assets acquired in the merger.

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom 2020 Fund Class K

Years ended March 31,	2021	2020	2019	2018 A
Selected Per–Share Data
Net asset value, beginning of period	$14.20	$15.81	$16.49	$16.24
Income from Investment Operations
Net investment income (loss)B	.19	.29	.29	.27
Net realized and unrealized gain (loss)	4.32	(.83)	.10	.50
Total from investment operations	4.51	(.54)	.39	.77
Distributions from net investment income	(.21)	(.31)	(.29)	(.21)
Distributions from net realized gain	(.98)	(.76)	(.78)	(.31)
Total distributions	(1.19)	(1.07)	(1.07)	(.52)
Net asset value, end of period	$17.52	$14.20	$15.81	$16.49
Total ReturnC,D	32.66%	(4.04)%	2.73%	4.73%
Ratios to Average Net AssetsE,F
Expenses before reductions	.52%	.52%	.53%	.54%G
Expenses net of fee waivers, if any	.52%	.52%	.53%	.54%G
Expenses net of all reductions	.52%	.52%	.53%	.54%G
Net investment income (loss)	1.15%	1.84%	1.84%	2.34%G
Supplemental Data
Net assets, end of period (000 omitted)	$10,341,455	$9,840,293	$13,509,101	$16,611,072
Portfolio turnover rateH	26%	23%	19%	21%I

 A For the period July 20, 2017 (commencement of sale of shares) to March 31, 2018.

 B Calculated based on average shares outstanding during the period.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 G Annualized

 H Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

 I The portfolio turnover rate does not include the assets acquired in the merger.

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom 2020 Fund Class K6

Years ended March 31,	2021	2020	2019	2018 A
Selected Per–Share Data
Net asset value, beginning of period	$14.16	$15.78	$16.50	$16.00
Income from Investment Operations
Net investment income (loss)B	.20	.31	.30	.24
Net realized and unrealized gain (loss)	4.32	(.83)	.10	.79
Total from investment operations	4.52	(.52)	.40	1.03
Distributions from net investment income	(.23)	(.34)	(.34)	(.22)
Distributions from net realized gain	(.98)	(.76)	(.78)	(.31)
Total distributions	(1.21)	(1.10)	(1.12)	(.53)
Net asset value, end of period	$17.47	$14.16	$15.78	$16.50
Total ReturnC,D	32.85%	(3.96)%	2.80%	6.40%
Ratios to Average Net AssetsE,F
Expenses before reductions	.42%	.43%	.43%	.44%G
Expenses net of fee waivers, if any	.42%	.43%	.43%	.44%G
Expenses net of all reductions	.42%	.43%	.43%	.44%G
Net investment income (loss)	1.24%	1.93%	1.94%	1.79%G
Supplemental Data
Net assets, end of period (000 omitted)	$2,668,267	$2,087,924	$1,831,743	$474,981
Portfolio turnover rateH	26%	23%	19%	21%I

 A For the period June 7, 2017 (commencement of sale of shares) to March 31, 2018.

 B Calculated based on average shares outstanding during the period.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 G Annualized

 H Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

 I The portfolio turnover rate does not include the assets acquired in the merger.

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom® 2025 Fund

Investment Summary (Unaudited)

The information in the following tables is based on the direct investments of the Fund.

Top Holdings as of March 31, 2021

% of fund's net assets
Fidelity Series Investment Grade Bond Fund	23.6
Fidelity Series Emerging Markets Opportunities Fund	10.6
Fidelity Series Inflation-Protected Bond Index Fund	6.3
Fidelity Series Government Money Market Fund 0.08%	4.8
Fidelity Series Intrinsic Opportunities Fund	4.8
Fidelity Series Growth Company Fund	4.8
Fidelity Series Overseas Fund	4.3
Fidelity Series International Growth Fund	4.3
Fidelity Series International Value Fund	4.3
Fidelity Series Large Cap Stock Fund	4.2
72.0

Asset Allocation (% of fund's net assets)

Period end
Domestic Equity Funds	32.0%
International Equity Funds	27.6%
Bond Funds	34.5%
Short-Term Funds	5.9%

Domestic Equity Funds category includes Fidelity Series Commodity Strategy Fund which invests in commodity-related investments.

Fidelity Freedom® 2025 Fund

Schedule of Investments March 31, 2021

Showing Percentage of Net Assets

U.S. Treasury Obligations - 0.0%
	Principal Amount	Value
U.S. Treasury Bills, yield at date of purchase 0.08% to 0.08% 4/1/21 to 4/22/21
(Cost $14,849,738)	14,850,000	14,849,970
	Shares	Value

Domestic Equity Funds - 32.0%
Fidelity Series All-Sector Equity Fund (a)	31,883,732	$373,996,174
Fidelity Series Blue Chip Growth Fund (a)	34,082,363	593,373,948
Fidelity Series Commodity Strategy Fund (a)	178,851,232	876,371,037
Fidelity Series Growth Company Fund (a)	64,691,722	1,514,433,220
Fidelity Series Intrinsic Opportunities Fund (a)	70,431,841	1,519,919,126
Fidelity Series Large Cap Stock Fund (a)	72,018,469	1,328,740,760
Fidelity Series Large Cap Value Index Fund (a)	33,343,138	489,810,691
Fidelity Series Opportunistic Insights Fund (a)	38,156,304	775,717,652
Fidelity Series Small Cap Discovery Fund (a)	11,499,293	166,279,781
Fidelity Series Small Cap Opportunities Fund (a)	31,388,030	556,195,886
Fidelity Series Stock Selector Large Cap Value Fund (a)	78,709,661	1,123,186,860
Fidelity Series Value Discovery Fund (a)	54,257,262	863,775,612
TOTAL DOMESTIC EQUITY FUNDS
(Cost $6,689,463,058)		10,181,800,747

International Equity Funds - 27.6%
Fidelity Series Canada Fund (a)	38,146,002	487,124,446
Fidelity Series Emerging Markets Fund (a)	31,910,774	373,036,953
Fidelity Series Emerging Markets Opportunities Fund (a)	131,961,584	3,386,134,233
Fidelity Series International Growth Fund (a)	76,186,913	1,366,793,221
Fidelity Series International Small Cap Fund (a)	20,919,708	433,456,349
Fidelity Series International Value Fund (a)	125,920,907	1,366,241,845
Fidelity Series Overseas Fund (a)	108,570,281	1,369,071,240
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $6,105,539,410)		8,781,858,287

Bond Funds - 34.5%
Fidelity Series Emerging Markets Debt Fund (a)	18,684,141	169,652,000
Fidelity Series Emerging Markets Debt Local Currency Fund (a)	5,454,550	54,654,587
Fidelity Series Floating Rate High Income Fund (a)	3,644,368	33,491,745
Fidelity Series High Income Fund (a)	21,075,975	197,692,649
Fidelity Series Inflation-Protected Bond Index Fund (a)	188,010,177	2,019,229,305
Fidelity Series International Credit Fund (a)	1,823,571	18,199,239
Fidelity Series Investment Grade Bond Fund (a)	650,942,027	7,505,361,568
Fidelity Series Long-Term Treasury Bond Index Fund (a)	109,308,815	863,539,638
Fidelity Series Real Estate Income Fund (a)	10,962,555	121,136,230
TOTAL BOND FUNDS
(Cost $10,886,023,993)		10,982,956,961

Short-Term Funds - 5.9%
Fidelity Cash Central Fund 0.06% (b)	28,906,546	28,912,328
Fidelity Series Government Money Market Fund 0.08% (a)(c)	1,545,838,489	1,545,838,489
Fidelity Series Short-Term Credit Fund (a)	31,687,418	322,261,040
TOTAL SHORT-TERM FUNDS
(Cost $1,891,901,991)		1,897,011,857
TOTAL INVESTMENT IN SECURITIES - 100.0%
(Cost $25,587,778,190)		31,858,477,822
NET OTHER ASSETS (LIABILITIES) - 0.0%		(41,780)
NET ASSETS - 100%		$31,858,436,042

Legend

 (a) Affiliated Fund

 (b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

 (c) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$45,369
Total	$45,369

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable.

Affiliated Underlying Funds

Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds, excluding any Money Market Central Funds, is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur.

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Fidelity Series All-Sector Equity Fund	$278,497,907	$48,626,554	$85,697,964	$42,125,185	$(2,268,911)	$134,838,588	$373,996,174
Fidelity Series Blue Chip Growth Fund	503,166,574	208,511,067	333,498,094	187,274,416	123,617,205	91,577,196	593,373,948
Fidelity Series Canada Fund	305,536,416	86,158,868	81,372,320	9,430,331	(857,751)	177,659,233	487,124,446
Fidelity Series Commodity Strategy Fund	813,387,775	170,078,202	318,097,107	3,325,623	(96,215,820)	307,217,987	876,371,037
Fidelity Series Emerging Markets Debt Fund	152,149,526	18,523,539	20,204,723	8,299,635	(463,356)	19,647,014	169,652,000
Fidelity Series Emerging Markets Debt Local Currency Fund	--	57,338,383	2,236,960	812,878	(436)	(446,400)	54,654,587
Fidelity Series Emerging Markets Fund	197,869,090	83,311,647	61,882,707	5,076,981	3,961,219	149,777,704	373,036,953
Fidelity Series Emerging Markets Opportunities Fund	1,907,368,420	704,485,977	603,503,127	98,134,929	54,109,638	1,323,673,325	3,386,134,233
Fidelity Series Floating Rate High Income Fund	29,249,471	3,411,044	3,276,855	1,389,152	(212,041)	4,320,126	33,491,745
Fidelity Series Government Money Market Fund 0.08%	1,608,157,933	810,321,282	872,640,726	2,534,009	--	--	1,545,838,489
Fidelity Series Growth Company Fund	1,045,601,982	431,942,667	510,199,071	361,238,863	250,572,883	296,514,759	1,514,433,220
Fidelity Series High Income Fund	174,793,716	17,754,358	18,777,059	10,586,228	(423,983)	24,345,617	197,692,649
Fidelity Series Inflation-Protected Bond Index Fund	1,564,983,539	573,555,502	223,400,476	24,651,007	962,360	103,128,380	2,019,229,305
Fidelity Series International Credit Fund	16,256,765	1,249,913	--	1,249,913	--	692,561	18,199,239
Fidelity Series International Growth Fund	1,366,267,212	277,374,283	571,105,690	190,839,206	137,539,656	156,717,760	1,366,793,221
Fidelity Series International Small Cap Fund	317,352,794	17,085,937	64,536,181	3,510,348	7,788,718	155,765,081	433,456,349
Fidelity Series International Value Fund	1,172,297,947	144,888,790	492,479,497	37,707,511	(32,524,599)	574,059,204	1,366,241,845
Fidelity Series Intrinsic Opportunities Fund	1,186,447,102	90,170,034	503,992,814	63,421,541	36,813,440	710,481,364	1,519,919,126
Fidelity Series Investment Grade Bond Fund	5,763,712,548	2,662,157,763	860,953,762	404,708,250	(6,753,141)	(52,801,840)	7,505,361,568
Fidelity Series Large Cap Stock Fund	1,006,415,403	145,272,150	352,643,920	71,531,104	55,211,758	474,485,369	1,328,740,760
Fidelity Series Large Cap Value Index Fund	276,213,383	132,677,953	85,645,713	10,032,417	7,483,178	159,081,890	489,810,691
Fidelity Series Long-Term Treasury Bond Index Fund	624,897,761	580,366,283	136,527,831	76,502,174	11,848,747	(217,045,322)	863,539,638
Fidelity Series Opportunistic Insights Fund	566,775,854	154,122,581	134,443,762	111,408,754	57,564,677	131,698,302	775,717,652
Fidelity Series Overseas Fund	1,139,056,795	105,274,860	353,254,969	15,203,993	(10,722,423)	488,716,977	1,369,071,240
Fidelity Series Real Estate Income Fund	98,916,856	11,645,327	19,776,951	7,265,944	(925,050)	31,276,048	121,136,230
Fidelity Series Short-Term Credit Fund	282,038,735	34,122,291	2,067,708	6,781,349	(13,534)	8,181,256	322,261,040
Fidelity Series Small Cap Discovery Fund	112,176,883	7,309,715	49,509,067	4,321,087	7,427,617	88,874,633	166,279,781
Fidelity Series Small Cap Opportunities Fund	391,999,124	31,485,202	143,614,926	11,361,623	20,301,815	256,024,671	556,195,886
Fidelity Series Stock Selector Large Cap Value Fund	737,278,105	195,960,430	261,092,780	24,397,643	19,211,358	431,829,747	1,123,186,860
Fidelity Series Value Discovery Fund	549,452,739	152,092,565	181,224,769	18,275,828	20,072,309	323,382,768	863,775,612
	$24,188,318,355	$7,957,275,167	$7,347,657,529	$1,813,397,922	$663,105,533	$6,353,673,998	$31,814,715,524

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of March 31, 2021, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Other Short-Term Investments	$14,849,970	$--	$14,849,970	$--
Domestic Equity Funds	10,181,800,747	10,181,800,747	--	--
International Equity Funds	8,781,858,287	8,781,858,287	--	--
Bond Funds	10,982,956,961	10,982,956,961	--	--
Short-Term Funds	1,897,011,857	1,897,011,857	--	--
Total Investments in Securities:	$31,858,477,822	$31,843,627,852	$14,849,970	$--

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom® 2025 Fund

Financial Statements

Statement of Assets and Liabilities

		March 31, 2021
Assets
Investment in securities, at value — See accompanying schedule: Unaffiliated issuers (cost $14,849,738)	$14,849,970
Fidelity Central Funds (cost $28,911,232)	28,912,328
Other affiliated issuers (cost $25,544,017,220)	31,814,715,524
Total Investment in Securities (cost $25,587,778,190)		$31,858,477,822
Receivable for investments sold		331,634,795
Receivable for fund shares sold		161,488,570
Distributions receivable from Fidelity Central Funds		1,432
Receivable for daily variation margin on futures contracts		634,317
Other receivables		293,214
Total assets		32,352,530,150
Liabilities
Payable for investments purchased	$316,620,960
Payable for fund shares redeemed	161,993,791
Accrued management fee	15,186,136
Other payables and accrued expenses	293,221
Total liabilities		494,094,108
Net Assets		$31,858,436,042
Net Assets consist of:
Paid in capital		$24,461,600,288
Total accumulated earnings (loss)		7,396,835,754
Net Assets		$31,858,436,042
Net Asset Value and Maximum Offering Price
Fidelity Freedom 2025 Fund:
Net Asset Value, offering price and redemption price per share ($13,719,790,910 ÷ 864,811,762 shares)		$15.86
Class K:
Net Asset Value, offering price and redemption price per share ($13,839,950,826 ÷ 873,672,499 shares)		$15.84
Class K6:
Net Asset Value, offering price and redemption price per share ($4,298,694,306 ÷ 271,866,603 shares)		$15.81

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Year ended March 31, 2021
Investment Income
Dividends:
Affiliated issuers		$488,441,325
Interest		40,643
Income from Fidelity Central Funds		45,369
Total income		488,527,337
Expenses
Management fee	$164,410,837
Independent trustees' fees and expenses	82,183
Total expenses before reductions	164,493,020
Expense reductions	(21)
Total expenses after reductions		164,492,999
Net investment income (loss)		324,034,338
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Fidelity Central Funds	(5,581)
Other affiliated issuers	663,106,603
Futures contracts	(16,220,437)
Capital gain distributions from underlying funds:
Affiliated issuers	1,324,956,597
Total net realized gain (loss)		1,971,837,182
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers	(17,000)
Fidelity Central Funds	(1,501)
Other affiliated issuers	6,353,673,998
Total change in net unrealized appreciation (depreciation)		6,353,655,497
Net gain (loss)		8,325,492,679
Net increase (decrease) in net assets resulting from operations		$8,649,527,017

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Year ended March 31, 2021	Year ended March 31, 2020
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$324,034,338	$490,730,931
Net realized gain (loss)	1,971,837,182	1,078,998,161
Change in net unrealized appreciation (depreciation)	6,353,655,497	(2,874,172,467)
Net increase (decrease) in net assets resulting from operations	8,649,527,017	(1,304,443,375)
Distributions to shareholders	(1,735,084,866)	(1,719,438,532)
Share transactions - net increase (decrease)	670,689,979	156,027,250
Total increase (decrease) in net assets	7,585,132,130	(2,867,854,657)
Net Assets
Beginning of period	24,273,303,912	27,141,158,569
End of period	$31,858,436,042	$24,273,303,912

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Freedom 2025 Fund

Years ended March 31,	2021	2020	2019	2018	2017
Selected Per–Share Data
Net asset value, beginning of period	$12.34	$13.84	$14.35	$13.50	$12.49
Income from Investment Operations
Net investment income (loss)A	.16	.24	.24	.18	.21
Net realized and unrealized gain (loss)	4.25	(.87)	.08	1.26	1.30
Total from investment operations	4.41	(.63)	.32	1.44	1.51
Distributions from net investment income	(.17)	(.25)	(.23)	(.18)	(.21)
Distributions from net realized gain	(.72)	(.63)	(.59)	(.41)	(.29)
Total distributions	(.89)	(.87)B	(.83)B	(.59)	(.50)
Net asset value, end of period	$15.86	$12.34	$13.84	$14.35	$13.50
Total ReturnC	36.58%	(5.17)%	2.53%	10.81%	12.46%
Ratios to Average Net AssetsD,E
Expenses before reductions	.64%	.64%	.65%	.56%F	- %G
Expenses net of fee waivers, if any	.64%	.64%	.65%	.56%F	-%
Expenses net of all reductions	.64%	.64%	.65%	.56%F	-%
Net investment income (loss)	1.07%	1.72%	1.70%	1.28%	1.66%
Supplemental Data
Net assets, end of period (000 omitted)	$13,719,791	$9,905,175	$10,953,002	$10,923,217	$9,764,547
Portfolio turnover rateH	26%	29%	19%	18%I	19%

 A Calculated based on average shares outstanding during the period.

 B Total distributions per share do not sum due to rounding.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 F On certain classes, the size and fluctuation of net assets and expense amounts may cause ratios to differ from contractual rates.

 G Amount represents less than .005%.

 H Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

 I The portfolio turnover rate does not include the assets acquired in the merger.

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom 2025 Fund Class K

Years ended March 31,	2021	2020	2019	2018 A
Selected Per–Share Data
Net asset value, beginning of period	$12.32	$13.82	$14.33	$14.02
Income from Investment Operations
Net investment income (loss)B	.17	.25	.25	.23
Net realized and unrealized gain (loss)	4.25	(.87)	.08	.50
Total from investment operations	4.42	(.62)	.33	.73
Distributions from net investment income	(.18)	(.26)	(.24)	(.18)
Distributions from net realized gain	(.72)	(.63)	(.59)	(.24)
Total distributions	(.90)	(.88)C	(.84)C	(.42)
Net asset value, end of period	$15.84	$12.32	$13.82	$14.33
Total ReturnD,E	36.74%	(5.11)%	2.61%	5.18%
Ratios to Average Net AssetsF,G
Expenses before reductions	.55%	.56%	.57%	.58%H,I
Expenses net of fee waivers, if any	.55%	.56%	.57%	.58%H,I
Expenses net of all reductions	.55%	.56%	.57%	.58%H,I
Net investment income (loss)	1.15%	1.81%	1.79%	2.28%H
Supplemental Data
Net assets, end of period (000 omitted)	$13,839,951	$11,470,984	$13,768,298	$15,743,238
Portfolio turnover rateJ	26%	29%	19%	18%K

 A For the period July 20, 2017 (commencement of sale of shares) to March 31, 2018.

 B Calculated based on average shares outstanding during the period.

 C Total distributions per share do not sum due to rounding.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 H Annualized

 I On certain classes, the size and fluctuation of net assets and expense amounts may cause ratios to differ from contractual rates.

 J Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

 K The portfolio turnover rate does not include the assets acquired in the merger.

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom 2025 Fund Class K6

Years ended March 31,	2021	2020	2019	2018 A
Selected Per–Share Data
Net asset value, beginning of period	$12.30	$13.81	$14.35	$13.80
Income from Investment Operations
Net investment income (loss)B	.18	.27	.26	.21
Net realized and unrealized gain (loss)	4.25	(.87)	.08	.76
Total from investment operations	4.43	(.60)	.34	.97
Distributions from net investment income	(.20)	(.28)	(.29)	(.19)
Distributions from net realized gain	(.72)	(.63)	(.59)	(.24)
Total distributions	(.92)	(.91)	(.88)	(.42)C
Net asset value, end of period	$15.81	$12.30	$13.81	$14.35
Total ReturnD,E	36.91%	(5.02)%	2.73%	7.02%
Ratios to Average Net AssetsF,G
Expenses before reductions	.44%	.45%	.45%	.46%H,I
Expenses net of fee waivers, if any	.44%	.45%	.45%	.46%H,I
Expenses net of all reductions	.44%	.45%	.45%	.46%H,I
Net investment income (loss)	1.26%	1.92%	1.90%	1.78%H
Supplemental Data
Net assets, end of period (000 omitted)	$4,298,694	$2,897,146	$2,419,859	$625,475
Portfolio turnover rateJ	26%	29%	19%	18%K

 A For the period June 7, 2017 (commencement of sale of shares) to March 31, 2018.

 B Calculated based on average shares outstanding during the period.

 C Total distributions per share do not sum due to rounding.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 H Annualized

 I On certain classes, the size and fluctuation of net assets and expense amounts may cause ratios to differ from contractual rates.

 J Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

 K The portfolio turnover rate does not include the assets acquired in the merger.

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom® 2030 Fund

Investment Summary (Unaudited)

The information in the following tables is based on the direct investments of the Fund.

Top Holdings as of March 31, 2021

% of fund's net assets
Fidelity Series Investment Grade Bond Fund	20.6
Fidelity Series Emerging Markets Opportunities Fund	11.5
Fidelity Series Inflation-Protected Bond Index Fund	5.6
Fidelity Series Intrinsic Opportunities Fund	5.5
Fidelity Series Growth Company Fund	5.5
Fidelity Series Overseas Fund	4.9
Fidelity Series International Growth Fund	4.9
Fidelity Series International Value Fund	4.8
Fidelity Series Large Cap Stock Fund	4.8
Fidelity Series Stock Selector Large Cap Value Fund	4.1
72.2

Asset Allocation (% of fund's net assets)

Period end
Domestic Equity Funds	36.4%
International Equity Funds	30.6%
Bond Funds	30.8%
Short-Term Funds	2.2%

Domestic Equity Funds category includes Fidelity Series Commodity Strategy Fund which invests in commodity-related investments.

Fidelity Freedom® 2030 Fund

Schedule of Investments March 31, 2021

Showing Percentage of Net Assets

U.S. Treasury Obligations - 0.0%
	Principal Amount	Value
U.S. Treasury Bills, yield at date of purchase 0.06% to 0.08% 4/1/21 to 4/22/21
(Cost $19,069,737)	19,070,000	19,069,972
	Shares	Value

Domestic Equity Funds - 36.4%
Fidelity Series All-Sector Equity Fund (a)	44,982,044	$527,639,381
Fidelity Series Blue Chip Growth Fund (a)	48,083,569	837,134,932
Fidelity Series Commodity Strategy Fund (a)	218,994,918	1,073,075,098
Fidelity Series Growth Company Fund (a)	91,259,242	2,136,378,862
Fidelity Series Intrinsic Opportunities Fund (a)	99,364,850	2,144,293,474
Fidelity Series Large Cap Stock Fund (a)	101,603,755	1,874,589,275
Fidelity Series Large Cap Value Index Fund (a)	47,040,395	691,023,398
Fidelity Series Opportunistic Insights Fund (a)	53,831,598	1,094,396,388
Fidelity Series Small Cap Discovery Fund (a)	16,223,279	234,588,618
Fidelity Series Small Cap Opportunities Fund (a)	44,285,215	784,734,018
Fidelity Series Stock Selector Large Cap Value Fund (a)	111,043,085	1,584,584,818
Fidelity Series Value Discovery Fund (a)	76,545,943	1,218,611,413
TOTAL DOMESTIC EQUITY FUNDS
(Cost $9,296,609,249)		14,201,049,675

International Equity Funds - 30.6%
Fidelity Series Canada Fund (a)	52,871,647	675,170,929
Fidelity Series Emerging Markets Fund (a)	42,126,195	492,455,215
Fidelity Series Emerging Markets Opportunities Fund (a)	173,904,899	4,462,399,709
Fidelity Series International Growth Fund (a)	105,462,956	1,892,005,436
Fidelity Series International Small Cap Fund (a)	28,938,124	599,597,928
Fidelity Series International Value Fund (a)	174,184,712	1,889,904,130
Fidelity Series Overseas Fund (a)	150,290,083	1,895,157,947
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $8,371,374,754)		11,906,691,294

Bond Funds - 30.8%
Fidelity Series Emerging Markets Debt Fund (a)	22,984,417	208,698,503
Fidelity Series Emerging Markets Debt Local Currency Fund (a)	6,666,480	66,798,128
Fidelity Series Floating Rate High Income Fund (a)	4,447,474	40,872,287
Fidelity Series High Income Fund (a)	25,706,207	241,124,219
Fidelity Series Inflation-Protected Bond Index Fund (a)	202,512,177	2,174,980,779
Fidelity Series International Credit Fund (a)	1,785,510	17,819,388
Fidelity Series Investment Grade Bond Fund (a)	696,614,603	8,031,966,369
Fidelity Series Long-Term Treasury Bond Index Fund (a)	133,845,893	1,057,382,556
Fidelity Series Real Estate Income Fund (a)	13,408,754	148,166,727
TOTAL BOND FUNDS
(Cost $11,933,291,388)		11,987,808,956

Short-Term Funds - 2.2%
Fidelity Cash Central Fund 0.06% (b)	32,257,180	32,263,632
Fidelity Series Government Money Market Fund 0.08% (a)(c)	683,176,701	683,176,701
Fidelity Series Short-Term Credit Fund (a)	13,800,530	140,351,391
TOTAL SHORT-TERM FUNDS
(Cost $854,502,440)		855,791,724
TOTAL INVESTMENT IN SECURITIES - 100.0%
(Cost $30,474,847,568)		38,970,411,621
NET OTHER ASSETS (LIABILITIES) - 0.0%		(109,300)
NET ASSETS - 100%		$38,970,302,321

Legend

 (a) Affiliated Fund

 (b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

 (c) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$65,757
Total	$65,757

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable.

Affiliated Underlying Funds

Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds, excluding any Money Market Central Funds, is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur.

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Fidelity Series All-Sector Equity Fund	$393,967,790	$69,047,494	$121,950,540	$59,550,861	$(4,852,019)	$191,426,656	$527,639,381
Fidelity Series Blue Chip Growth Fund	716,855,106	295,910,279	476,075,669	264,904,114	172,223,757	128,221,459	837,134,932
Fidelity Series Canada Fund	411,006,158	123,943,362	102,770,611	13,056,501	(1,398,092)	244,390,112	675,170,929
Fidelity Series Commodity Strategy Fund	967,436,715	216,128,266	363,775,526	3,995,094	(120,832,645)	374,118,288	1,073,075,098
Fidelity Series Emerging Markets Debt Fund	178,867,660	28,309,807	20,963,067	9,879,547	(159,934)	22,644,037	208,698,503
Fidelity Series Emerging Markets Debt Local Currency Fund	--	68,836,269	1,532,523	985,992	(19,952)	(485,666)	66,798,128
Fidelity Series Emerging Markets Fund	262,115,431	104,031,706	73,549,534	6,672,252	5,154,452	194,703,160	492,455,215
Fidelity Series Emerging Markets Opportunities Fund	2,490,261,251	874,593,261	699,070,192	128,940,978	57,199,538	1,739,415,851	4,462,399,709
Fidelity Series Floating Rate High Income Fund	34,443,433	5,276,191	3,690,921	1,648,856	(219,857)	5,063,441	40,872,287
Fidelity Series Government Money Market Fund 0.08%	880,988,473	838,969,160	1,036,780,932	1,028,425	--	--	683,176,701
Fidelity Series Growth Company Fund	1,488,543,420	612,376,789	723,864,819	510,339,890	344,620,081	414,703,391	2,136,378,862
Fidelity Series High Income Fund	209,352,196	21,813,601	18,715,390	12,739,944	(75,701)	28,749,513	241,124,219
Fidelity Series Inflation-Protected Bond Index Fund	1,497,526,674	763,754,921	191,905,832	26,268,200	713,497	104,891,519	2,174,980,779
Fidelity Series International Credit Fund	15,917,457	1,223,825	--	1,223,826	--	678,106	17,819,388
Fidelity Series International Growth Fund	1,838,239,891	369,292,284	714,377,646	264,068,459	173,005,401	225,845,506	1,892,005,436
Fidelity Series International Small Cap Fund	427,359,835	21,143,878	72,814,775	4,859,597	7,770,557	216,138,433	599,597,928
Fidelity Series International Value Fund	1,593,300,623	170,891,617	618,587,712	52,175,164	(48,227,714)	792,527,316	1,889,904,130
Fidelity Series Intrinsic Opportunities Fund	1,664,194,036	128,322,159	700,508,058	89,683,534	46,647,994	1,005,637,343	2,144,293,474
Fidelity Series Investment Grade Bond Fund	5,712,460,309	3,228,245,979	830,478,560	417,166,443	(5,236,891)	(73,024,468)	8,031,966,369
Fidelity Series Large Cap Stock Fund	1,439,947,985	159,099,959	467,601,383	100,406,276	72,590,865	670,551,849	1,874,589,275
Fidelity Series Large Cap Value Index Fund	395,293,959	170,762,154	112,823,790	14,185,887	9,794,074	227,997,001	691,023,398
Fidelity Series Long-Term Treasury Bond Index Fund	717,667,010	699,383,808	110,165,380	92,381,556	9,661,105	(259,163,987)	1,057,382,556
Fidelity Series Opportunistic Insights Fund	810,250,181	220,748,949	208,263,062	156,375,607	89,686,668	181,973,652	1,094,396,388
Fidelity Series Overseas Fund	1,540,968,330	108,580,234	406,974,417	21,047,170	(9,746,513)	662,330,313	1,895,157,947
Fidelity Series Real Estate Income Fund	115,537,176	14,727,774	17,891,108	8,499,867	(924,709)	36,717,594	148,166,727
Fidelity Series Short-Term Credit Fund	53,273,544	99,670,562	13,791,253	1,421,985	(55,836)	1,254,374	140,351,391
Fidelity Series Small Cap Discovery Fund	160,684,589	10,399,128	73,181,998	6,131,848	10,475,413	126,211,486	234,588,618
Fidelity Series Small Cap Opportunities Fund	561,149,981	38,416,248	205,363,347	16,113,210	25,900,549	364,630,587	784,734,018
Fidelity Series Stock Selector Large Cap Value Fund	1,055,251,278	242,283,874	350,974,039	34,478,840	23,680,152	614,343,553	1,584,584,818
Fidelity Series Value Discovery Fund	786,111,272	191,038,302	244,153,676	25,830,549	28,868,304	456,747,211	1,218,611,413
	$28,418,971,763	$9,897,221,840	$8,982,595,760	$2,346,060,472	$886,242,544	$8,699,237,630	$38,919,078,017

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of March 31, 2021, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Other Short-Term Investments	$19,069,972	$--	$19,069,972	$--
Domestic Equity Funds	14,201,049,675	14,201,049,675	--	--
International Equity Funds	11,906,691,294	11,906,691,294	--	--
Bond Funds	11,987,808,956	11,987,808,956	--	--
Short-Term Funds	855,791,724	855,791,724	--	--
Total Investments in Securities:	$38,970,411,621	$38,951,341,649	$19,069,972	$--

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom® 2030 Fund

Financial Statements

Statement of Assets and Liabilities

		March 31, 2021
Assets
Investment in securities, at value — See accompanying schedule: Unaffiliated issuers (cost $19,069,737)	$19,069,972
Fidelity Central Funds (cost $32,262,526)	32,263,632
Other affiliated issuers (cost $30,423,515,305)	38,919,078,017
Total Investment in Securities (cost $30,474,847,568)		$38,970,411,621
Receivable for investments sold		485,693,068
Receivable for fund shares sold		161,924,701
Distributions receivable from Fidelity Central Funds		1,630
Receivable for daily variation margin on futures contracts		755,663
Other receivables		283,072
Total assets		39,619,069,755
Liabilities
Payable for investments purchased	$459,239,121
Payable for fund shares redeemed	169,477,951
Accrued management fee	19,767,286
Other payables and accrued expenses	283,076
Total liabilities		648,767,434
Net Assets		$38,970,302,321
Net Assets consist of:
Paid in capital		$28,948,046,351
Total accumulated earnings (loss)		10,022,255,970
Net Assets		$38,970,302,321
Net Asset Value and Maximum Offering Price
Fidelity Freedom 2030 Fund:
Net Asset Value, offering price and redemption price per share ($16,799,087,360 ÷ 843,312,259 shares)		$19.92
Class K:
Net Asset Value, offering price and redemption price per share ($17,173,512,894 ÷ 862,832,865 shares)		$19.90
Class K6:
Net Asset Value, offering price and redemption price per share ($4,997,702,067 ÷ 251,650,192 shares)		$19.86

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Year ended March 31, 2021
Investment Income
Dividends:
Affiliated issuers		$602,427,279
Interest		50,661
Income from Fidelity Central Funds		65,757
Total income		602,543,697
Expenses
Management fee	$211,331,066
Independent trustees' fees and expenses	98,648
Total expenses before reductions	211,429,714
Expense reductions	(25)
Total expenses after reductions		211,429,689
Net investment income (loss)		391,114,008
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Fidelity Central Funds	(7,612)
Other affiliated issuers	886,243,104
Futures contracts	(14,679,009)
Capital gain distributions from underlying funds:
Affiliated issuers	1,743,633,193
Total net realized gain (loss)		2,615,189,676
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers	(19,445)
Fidelity Central Funds	(2,186)
Other affiliated issuers	8,699,237,630
Total change in net unrealized appreciation (depreciation)		8,699,215,999
Net gain (loss)		11,314,405,675
Net increase (decrease) in net assets resulting from operations		$11,705,519,683

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Year ended March 31, 2021	Year ended March 31, 2020
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$391,114,008	$569,540,942
Net realized gain (loss)	2,615,189,676	1,520,300,325
Change in net unrealized appreciation (depreciation)	8,699,215,999	(4,097,996,425)
Net increase (decrease) in net assets resulting from operations	11,705,519,683	(2,008,155,158)
Distributions to shareholders	(2,280,507,233)	(2,275,634,739)
Share transactions - net increase (decrease)	1,011,204,435	747,107,607
Total increase (decrease) in net assets	10,436,216,885	(3,536,682,290)
Net Assets
Beginning of period	28,534,085,436	32,070,767,726
End of period	$38,970,302,321	$28,534,085,436

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Freedom 2030 Fund

Years ended March 31,	2021	2020	2019	2018	2017
Selected Per–Share Data
Net asset value, beginning of period	$14.98	$17.20	$18.00	$16.72	$15.20
Income from Investment Operations
Net investment income (loss)A	.19	.29	.28	.21	.25
Net realized and unrealized gain (loss)	5.95	(1.30)	.07	1.90	1.90
Total from investment operations	6.14	(1.01)	.35	2.11	2.15
Distributions from net investment income	(.21)	(.30)	(.28)	(.22)	(.25)
Distributions from net realized gain	(1.00)	(.92)	(.87)	(.61)	(.38)
Total distributions	(1.20)	(1.21)B	(1.15)	(.83)	(.63)
Net asset value, end of period	$19.92	$14.98	$17.20	$18.00	$16.72
Total ReturnC	42.14%	(6.69)%	2.32%	12.78%	14.58%
Ratios to Average Net AssetsD,E
Expenses before reductions	.68%	.69%	.69%F	.59%	- %G
Expenses net of fee waivers, if any	.68%	.69%	.69%F	.59%	-%
Expenses net of all reductions	.68%	.69%	.69%F	.59%	-%
Net investment income (loss)	1.06%	1.68%	1.61%	1.20%	1.57%
Supplemental Data
Net assets, end of period (000 omitted)	$16,799,087	$11,724,021	$12,905,055	$12,684,794	$11,305,668
Portfolio turnover rateH	26%	31%	18%	18%I	17%

 A Calculated based on average shares outstanding during the period.

 B Total distributions per share do not sum due to rounding.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 F On certain classes, the size and fluctuation of net assets and expense amounts may cause ratios to differ from contractual rates.

 G Amount represents less than .005%.

 H Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

 I The portfolio turnover rate does not include the assets acquired in the merger.

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom 2030 Fund Class K

Years ended March 31,	2021	2020	2019	2018 A
Selected Per–Share Data
Net asset value, beginning of period	$14.97	$17.18	$17.98	$17.47
Income from Investment Operations
Net investment income (loss)B	.21	.30	.30	.28
Net realized and unrealized gain (loss)	5.94	(1.29)	.06	.81
Total from investment operations	6.15	(.99)	.36	1.09
Distributions from net investment income	(.22)	(.31)	(.29)	(.24)
Distributions from net realized gain	(1.00)	(.92)	(.87)	(.35)
Total distributions	(1.22)	(1.22)C	(1.16)	(.58)C
Net asset value, end of period	$19.90	$14.97	$17.18	$17.98
Total ReturnD,E	42.20%	(6.57)%	2.40%	6.24%
Ratios to Average Net AssetsF,G
Expenses before reductions	.59%	.59%	.60%	.62%H,I
Expenses net of fee waivers, if any	.59%	.59%	.60%	.62%H,I
Expenses net of all reductions	.59%	.59%	.60%	.62%H,I
Net investment income (loss)	1.15%	1.77%	1.70%	2.23%H
Supplemental Data
Net assets, end of period (000 omitted)	$17,173,513	$13,601,568	$16,527,856	$18,414,961
Portfolio turnover rateJ	26%	31%	18%	18%K

 A For the period July 20, 2017 (commencement of sale of shares) to March 31, 2018.

 B Calculated based on average shares outstanding during the period.

 C Total distributions per share do not sum due to rounding.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 H Annualized

 I On certain classes, the size and fluctuation of net assets and expense amounts may cause ratios to differ from contractual rates.

 J Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

 K The portfolio turnover rate does not include the assets acquired in the merger.

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom 2030 Fund Class K6

Years ended March 31,	2021	2020	2019	2018 A
Selected Per–Share Data
Net asset value, beginning of period	$14.94	$17.17	$18.00	$17.15
Income from Investment Operations
Net investment income (loss)B	.23	.33	.31	.26
Net realized and unrealized gain (loss)	5.94	(1.30)	.08	1.18
Total from investment operations	6.17	(.97)	.39	1.44
Distributions from net investment income	(.25)	(.34)	(.33)	(.24)
Distributions from net realized gain	(1.00)	(.92)	(.89)	(.35)
Total distributions	(1.25)	(1.26)	(1.22)	(.59)
Net asset value, end of period	$19.86	$14.94	$17.17	$18.00
Total ReturnC,D	42.45%	(6.52)%	2.57%	8.35%
Ratios to Average Net AssetsE,F
Expenses before reductions	.46%	.47%	.47%	.48%G,H
Expenses net of fee waivers, if any	.46%	.47%	.47%	.48%G,H
Expenses net of all reductions	.46%	.47%	.47%	.48%G,H
Net investment income (loss)	1.28%	1.90%	1.83%	1.76%G
Supplemental Data
Net assets, end of period (000 omitted)	$4,997,702	$3,208,497	$2,637,856	$821,874
Portfolio turnover rateI	26%	31%	18%	18%J

 A For the period June 7, 2017 (commencement of sale of shares) to March 31, 2018.

 B Calculated based on average shares outstanding during the period.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 G Annualized

 H On certain classes, the size and fluctuation of net assets and expense amounts may cause ratios to differ from contractual rates.

 I Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

 J The portfolio turnover rate does not include the assets acquired in the merger.

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom® 2035 Fund

Investment Summary (Unaudited)

The information in the following tables is based on the direct investments of the Fund.

Top Holdings as of March 31, 2021

% of fund's net assets
Fidelity Series Emerging Markets Opportunities Fund	13.2
Fidelity Series Investment Grade Bond Fund	10.2
Fidelity Series Intrinsic Opportunities Fund	7.0
Fidelity Series Growth Company Fund	7.0
Fidelity Series Large Cap Stock Fund	6.1
Fidelity Series Overseas Fund	6.0
Fidelity Series International Growth Fund	6.0
Fidelity Series International Value Fund	6.0
Fidelity Series Stock Selector Large Cap Value Fund	5.2
Fidelity Series Value Discovery Fund	4.0
70.7

Asset Allocation (% of fund's net assets)

Period end
Domestic Equity Funds	45.7%
International Equity Funds	36.7%
Bond Funds	16.7%
Short-Term Funds	0.9%

Domestic Equity Funds category includes Fidelity Series Commodity Strategy Fund which invests in commodity-related investments.

Fidelity Freedom® 2035 Fund

Schedule of Investments March 31, 2021

Showing Percentage of Net Assets

U.S. Treasury Obligations - 0.0%
	Principal Amount	Value
U.S. Treasury Bills, yield at date of purchase 0.02% to 0.08% 4/1/21 to 6/17/21
(Cost $10,489,919)	10,490,000	10,489,986
	Shares	Value

Domestic Equity Funds - 45.7%
Fidelity Series All-Sector Equity Fund (a)	42,483,555	$498,332,105
Fidelity Series Blue Chip Growth Fund (a)	45,409,898	790,586,328
Fidelity Series Commodity Strategy Fund (a)	162,488,480	796,193,554
Fidelity Series Growth Company Fund (a)	86,189,782	2,017,702,801
Fidelity Series Intrinsic Opportunities Fund (a)	93,849,975	2,025,282,454
Fidelity Series Large Cap Stock Fund (a)	95,963,240	1,770,521,782
Fidelity Series Large Cap Value Index Fund (a)	44,429,393	652,667,781
Fidelity Series Opportunistic Insights Fund (a)	50,838,794	1,033,552,678
Fidelity Series Small Cap Discovery Fund (a)	15,322,408	221,562,014
Fidelity Series Small Cap Opportunities Fund (a)	41,824,568	741,131,347
Fidelity Series Stock Selector Large Cap Value Fund (a)	104,880,353	1,496,642,642
Fidelity Series Value Discovery Fund (a)	72,297,266	1,150,972,470
TOTAL DOMESTIC EQUITY FUNDS
(Cost $8,891,988,570)		13,195,147,956

International Equity Funds - 36.7%
Fidelity Series Canada Fund (a)	48,556,326	620,064,288
Fidelity Series Emerging Markets Fund (a)	35,970,748	420,498,040
Fidelity Series Emerging Markets Opportunities Fund (a)	148,236,670	3,803,752,964
Fidelity Series International Growth Fund (a)	96,852,427	1,737,532,532
Fidelity Series International Small Cap Fund (a)	26,255,992	544,024,154
Fidelity Series International Value Fund (a)	160,036,941	1,736,400,806
Fidelity Series Overseas Fund (a)	138,018,794	1,740,416,996
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $7,685,365,302)		10,602,689,780

Bond Funds - 16.7%
Fidelity Series Emerging Markets Debt Fund (a)	17,077,018	155,059,322
Fidelity Series Emerging Markets Debt Local Currency Fund (a)	4,976,567	49,865,203
Fidelity Series Floating Rate High Income Fund (a)	3,267,246	30,025,987
Fidelity Series High Income Fund (a)	18,916,108	177,433,089
Fidelity Series Inflation-Protected Bond Index Fund (a)	53,729,011	577,049,573
Fidelity Series International Credit Fund (a)	1,189,048	11,866,704
Fidelity Series Investment Grade Bond Fund (a)	254,715,240	2,936,866,713
Fidelity Series Long-Term Treasury Bond Index Fund (a)	99,312,651	784,569,941
Fidelity Series Real Estate Income Fund (a)	9,940,068	109,837,753
TOTAL BOND FUNDS
(Cost $4,917,911,410)		4,832,574,285

Short-Term Funds - 0.9%
Fidelity Cash Central Fund 0.06% (b)	20,205,822	20,209,863
Fidelity Series Government Money Market Fund 0.08% (a)(c)	190,570,103	190,570,103
Fidelity Series Short-Term Credit Fund (a)	3,946,878	40,139,745
TOTAL SHORT-TERM FUNDS
(Cost $249,825,586)		250,919,711
TOTAL INVESTMENT IN SECURITIES - 100.0%
(Cost $21,755,580,787)		28,891,821,718
NET OTHER ASSETS (LIABILITIES) - 0.0%		(219,353)
NET ASSETS - 100%		$28,891,602,365

Legend

 (a) Affiliated Fund

 (b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

 (c) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$52,884
Total	$52,884

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable.

Affiliated Underlying Funds

Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds, excluding any Money Market Central Funds, is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur.

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Fidelity Series All-Sector Equity Fund	$349,648,749	$67,638,561	$85,259,119	$55,463,168	$(7,026,061)	$173,329,975	$498,332,105
Fidelity Series Blue Chip Growth Fund	633,808,007	287,980,141	392,108,377	243,471,297	137,481,810	123,424,747	790,586,328
Fidelity Series Canada Fund	346,122,519	127,365,298	66,927,486	11,712,930	(974,378)	214,478,335	620,064,288
Fidelity Series Commodity Strategy Fund	644,799,085	188,432,552	218,693,743	2,870,626	(51,002,998)	232,658,658	796,193,554
Fidelity Series Emerging Markets Debt Fund	123,242,762	27,779,686	11,067,837	6,874,152	(330,701)	15,435,412	155,059,322
Fidelity Series Emerging Markets Debt Local Currency Fund	--	51,437,259	1,094,457	716,616	(12,577)	(465,022)	49,865,203
Fidelity Series Emerging Markets Fund	212,833,728	93,282,646	47,878,937	5,563,764	2,646,964	159,613,639	420,498,040
Fidelity Series Emerging Markets Opportunities Fund	2,000,663,934	776,448,114	429,420,829	107,502,273	27,480,927	1,428,580,818	3,803,752,964
Fidelity Series Floating Rate High Income Fund	24,399,593	4,800,469	2,624,730	1,183,155	(43,103)	3,493,758	30,025,987
Fidelity Series Government Money Market Fund 0.08%	578,212,175	281,558,683	669,200,755	615,034	--	--	190,570,103
Fidelity Series Growth Company Fund	1,320,805,016	604,937,508	564,288,191	470,669,692	246,470,160	409,778,308	2,017,702,801
Fidelity Series High Income Fund	148,793,218	21,519,310	13,307,453	9,156,329	(183,783)	20,611,797	177,433,089
Fidelity Series Inflation-Protected Bond Index Fund	408,458,648	208,419,562	67,252,607	6,888,954	266,615	27,157,355	577,049,573
Fidelity Series International Credit Fund	10,600,125	814,999	--	814,999	--	451,580	11,866,704
Fidelity Series International Growth Fund	1,518,337,992	415,272,716	526,728,495	239,753,080	78,586,332	252,063,987	1,737,532,532
Fidelity Series International Small Cap Fund	360,973,191	27,453,389	37,348,553	4,277,991	552,811	192,393,316	544,024,154
Fidelity Series International Value Fund	1,344,248,001	152,410,579	414,157,405	46,742,480	(33,638,926)	687,538,557	1,736,400,806
Fidelity Series Intrinsic Opportunities Fund	1,447,923,507	133,221,218	506,477,980	81,511,029	33,341,330	917,274,379	2,025,282,454
Fidelity Series Investment Grade Bond Fund	1,615,012,011	1,670,978,946	303,325,534	132,787,639	(4,647,819)	(41,150,891)	2,936,866,713
Fidelity Series Large Cap Stock Fund	1,276,467,283	164,492,921	345,229,385	90,505,503	25,629,177	649,161,786	1,770,521,782
Fidelity Series Large Cap Value Index Fund	350,723,921	172,207,576	86,331,596	13,030,368	4,167,186	211,900,694	652,667,781
Fidelity Series Long-Term Treasury Bond Index Fund	467,880,223	555,824,177	56,924,966	66,816,036	688,957	(182,898,450)	784,569,941
Fidelity Series Opportunistic Insights Fund	717,817,047	248,636,906	169,302,907	142,462,409	45,550,506	190,851,126	1,033,552,678
Fidelity Series Overseas Fund	1,236,233,166	170,012,336	225,791,580	18,771,013	(6,923,362)	566,886,436	1,740,416,996
Fidelity Series Real Estate Income Fund	80,430,397	16,010,264	11,884,562	5,962,658	(584,464)	25,866,118	109,837,753
Fidelity Series Short-Term Credit Fund	38,699,571	21,264,463	20,884,555	947,345	(76,454)	1,136,720	40,139,745
Fidelity Series Small Cap Discovery Fund	142,603,303	11,212,221	56,255,046	5,688,591	7,600,710	116,400,826	221,562,014
Fidelity Series Small Cap Opportunities Fund	498,073,814	38,360,503	149,360,211	14,751,524	15,373,767	338,683,474	741,131,347
Fidelity Series Stock Selector Large Cap Value Fund	936,560,982	230,291,584	249,913,447	31,864,444	9,718,865	569,984,658	1,496,642,642
Fidelity Series Value Discovery Fund	697,006,295	174,533,152	162,267,354	23,880,613	13,500,451	428,199,926	1,150,972,470
	$19,531,378,263	$6,944,597,739	$5,891,308,097	$1,843,255,712	$543,611,942	$7,732,842,022	$28,861,121,869

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of March 31, 2021, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Other Short-Term Investments	$10,489,986	$--	$10,489,986	$--
Domestic Equity Funds	13,195,147,956	13,195,147,956	--	--
International Equity Funds	10,602,689,780	10,602,689,780	--	--
Bond Funds	4,832,574,285	4,832,574,285	--	--
Short-Term Funds	250,919,711	250,919,711	--	--
Total Investments in Securities:	$28,891,821,718	$28,881,331,732	$10,489,986	$--

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom® 2035 Fund

Financial Statements

Statement of Assets and Liabilities

		March 31, 2021
Assets
Investment in securities, at value — See accompanying schedule: Unaffiliated issuers (cost $10,489,919)	$10,489,986
Fidelity Central Funds (cost $20,209,500)	20,209,863
Other affiliated issuers (cost $21,724,881,368)	28,861,121,869
Total Investment in Securities (cost $21,755,580,787)		$28,891,821,718
Receivable for investments sold		407,495,061
Receivable for fund shares sold		127,784,778
Distributions receivable from Fidelity Central Funds		1,066
Receivable for daily variation margin on futures contracts		456,492
Other receivables		132,822
Total assets		29,427,691,937
Liabilities
Payable for investments purchased	$394,060,497
Payable for fund shares redeemed	126,573,936
Accrued management fee	15,322,319
Other payables and accrued expenses	132,820
Total liabilities		536,089,572
Net Assets		$28,891,602,365
Net Assets consist of:
Paid in capital		$20,558,945,672
Total accumulated earnings (loss)		8,332,656,693
Net Assets		$28,891,602,365
Net Asset Value and Maximum Offering Price
Fidelity Freedom 2035 Fund:
Net Asset Value, offering price and redemption price per share ($11,467,913,206 ÷ 660,691,427 shares)		$17.36
Class K:
Net Asset Value, offering price and redemption price per share ($13,070,819,290 ÷ 754,024,281 shares)		$17.33
Class K6:
Net Asset Value, offering price and redemption price per share ($4,352,869,869 ÷ 251,525,216 shares)		$17.31

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Year ended March 31, 2021
Investment Income
Dividends:
Affiliated issuers		$434,184,066
Interest		48,156
Income from Fidelity Central Funds		52,884
Total income		434,285,106
Expenses
Management fee	$159,356,296
Independent trustees' fees and expenses	70,292
Total expenses before reductions	159,426,588
Expense reductions	(49)
Total expenses after reductions		159,426,539
Net investment income (loss)		274,858,567
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Fidelity Central Funds	(5,946)
Other affiliated issuers	543,613,050
Futures contracts	(19,913,906)
Capital gain distributions from underlying funds:
Affiliated issuers	1,409,071,646
Total net realized gain (loss)		1,932,764,844
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers	(25,405)
Fidelity Central Funds	(2,051)
Other affiliated issuers	7,732,842,022
Total change in net unrealized appreciation (depreciation)		7,732,814,566
Net gain (loss)		9,665,579,410
Net increase (decrease) in net assets resulting from operations		$9,940,437,977

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Year ended March 31, 2021	Year ended March 31, 2020
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$274,858,567	$374,514,876
Net realized gain (loss)	1,932,764,844	1,022,450,167
Change in net unrealized appreciation (depreciation)	7,732,814,566	(3,404,610,611)
Net increase (decrease) in net assets resulting from operations	9,940,437,977	(2,007,645,568)
Distributions to shareholders	(1,587,673,472)	(1,589,726,158)
Share transactions - net increase (decrease)	903,730,590	1,105,568,240
Total increase (decrease) in net assets	9,256,495,095	(2,491,803,486)
Net Assets
Beginning of period	19,635,107,270	22,126,910,756
End of period	$28,891,602,365	$19,635,107,270

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Freedom 2035 Fund

Years ended March 31,	2021	2020	2019	2018	2017
Selected Per–Share Data
Net asset value, beginning of period	$12.21	$14.42	$15.20	$13.88	$12.46
Income from Investment Operations
Net investment income (loss)A	.16	.23	.21	.16	.19
Net realized and unrealized gain (loss)	5.97	(1.42)	.01	1.81	1.75
Total from investment operations	6.13	(1.19)	.22	1.97	1.94
Distributions from net investment income	(.18)	(.23)	(.22)	(.17)	(.18)
Distributions from net realized gain	(.81)	(.79)	(.78)	(.47)	(.34)
Total distributions	(.98)B	(1.02)	(1.00)	(.65)B	(.52)
Net asset value, end of period	$17.36	$12.21	$14.42	$15.20	$13.88
Total ReturnC	51.68%	(9.25)%	1.85%	14.32%	16.09%
Ratios to Average Net AssetsD,E
Expenses before reductions	.72%	.73%	.74%	.63%F	- %G
Expenses net of fee waivers, if any	.72%	.73%	.74%	.63%F	-%
Expenses net of all reductions	.72%	.73%	.74%	.63%F	-%
Net investment income (loss)	1.02%	1.57%	1.41%	1.06%	1.45%
Supplemental Data
Net assets, end of period (000 omitted)	$11,467,913	$7,408,043	$8,247,886	$8,050,659	$6,889,828
Portfolio turnover rateH	24%	31%	18%	17%I	16%

 A Calculated based on average shares outstanding during the period.

 B Total distributions per share do not sum due to rounding.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 F On certain classes, the size and fluctuation of net assets and expense amounts may cause ratios to differ from contractual rates.

 G Amount represents less than .005%.

 H Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

 I The portfolio turnover rate does not include the assets acquired in the merger.

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom 2035 Fund Class K

Years ended March 31,	2021	2020	2019	2018 A
Selected Per–Share Data
Net asset value, beginning of period	$12.19	$14.40	$15.18	$14.60
Income from Investment Operations
Net investment income (loss)B	.17	.24	.22	.22
Net realized and unrealized gain (loss)	5.96	(1.42)	.01	.82
Total from investment operations	6.13	(1.18)	.23	1.04
Distributions from net investment income	(.19)	(.24)	(.23)	(.19)
Distributions from net realized gain	(.81)	(.79)	(.78)	(.26)
Total distributions	(.99)C	(1.03)	(1.01)	(.46)C
Net asset value, end of period	$17.33	$12.19	$14.40	$15.18
Total ReturnD,E	51.80%	(9.19)%	1.95%	7.09%
Ratios to Average Net AssetsF,G
Expenses before reductions	.62%	.63%	.64%	.65%H,I
Expenses net of fee waivers, if any	.62%	.63%	.64%	.65%H,I
Expenses net of all reductions	.62%	.63%	.64%	.65%H,I
Net investment income (loss)	1.12%	1.67%	1.51%	2.07%H
Supplemental Data
Net assets, end of period (000 omitted)	$13,070,819	$9,620,448	$11,661,819	$12,979,898
Portfolio turnover rateJ	24%	31%	18%	17%K

 A For the period July 20, 2017 (commencement of sale of shares) to March 31, 2018.

 B Calculated based on average shares outstanding during the period.

 C Total distributions per share do not sum due to rounding.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 H Annualized

 I On certain classes, the size and fluctuation of net assets and expense amounts may cause ratios to differ from contractual rates.

 J Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

 K The portfolio turnover rate does not include the assets acquired in the merger.

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom 2035 Fund Class K6

Years ended March 31,	2021	2020	2019	2018 A
Selected Per–Share Data
Net asset value, beginning of period	$12.17	$14.39	$15.20	$14.30
Income from Investment Operations
Net investment income (loss)B	.19	.26	.24	.20
Net realized and unrealized gain (loss)	5.97	(1.42)	.01	1.16
Total from investment operations	6.16	(1.16)	.25	1.36
Distributions from net investment income	(.21)	(.26)	(.27)	(.20)
Distributions from net realized gain	(.82)	(.80)	(.79)	(.26)
Total distributions	(1.02)C	(1.06)	(1.06)	(.46)
Net asset value, end of period	$17.31	$12.17	$14.39	$15.20
Total ReturnD,E	52.14%	(9.08)%	2.10%	9.50%
Ratios to Average Net AssetsF,G
Expenses before reductions	.48%	.49%	.49%	.50%H,I
Expenses net of fee waivers, if any	.48%	.49%	.49%	.50%H,I
Expenses net of all reductions	.48%	.49%	.49%	.50%H,I
Net investment income (loss)	1.26%	1.82%	1.65%	1.61%H
Supplemental Data
Net assets, end of period (000 omitted)	$4,352,870	$2,606,617	$2,217,206	$712,276
Portfolio turnover rateJ	24%	31%	18%	17%K

 A For the period June 7, 2017 (commencement of sale of shares) to March 31, 2018.

 B Calculated based on average shares outstanding during the period.

 C Total distributions per share do not sum due to rounding.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 H Annualized

 I On certain classes, the size and fluctuation of net assets and expense amounts may cause ratios to differ from contractual rates.

 J Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

 K The portfolio turnover rate does not include the assets acquired in the merger.

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom® 2040 Fund

Investment Summary (Unaudited)

The information in the following tables is based on the direct investments of the Fund.

Top Holdings as of March 31, 2021

% of fund's net assets
Fidelity Series Emerging Markets Opportunities Fund	14.3
Fidelity Series Intrinsic Opportunities Fund	8.0
Fidelity Series Growth Company Fund	8.0
Fidelity Series Large Cap Stock Fund	7.0
Fidelity Series Overseas Fund	6.8
Fidelity Series International Growth Fund	6.8
Fidelity Series International Value Fund	6.8
Fidelity Series Stock Selector Large Cap Value Fund	5.9
Fidelity Series Value Discovery Fund	4.5
Fidelity Series Opportunistic Insights Fund	4.1
72.2

Asset Allocation (% of fund's net assets)

Period end
Domestic Equity Funds	51.8%
International Equity Funds	40.8%
Bond Funds	6.6%
Short-Term Funds	0.8%

Domestic Equity Funds category includes Fidelity Series Commodity Strategy Fund which invests in commodity-related investments.

Fidelity Freedom® 2040 Fund

Schedule of Investments March 31, 2021

Showing Percentage of Net Assets

U.S. Treasury Obligations - 0.0%
	Principal Amount	Value
U.S. Treasury Bills, yield at date of purchase 0.02% to 0.08% 4/1/21 to 6/17/21
(Cost $11,339,846)	11,340,000	11,339,914
	Shares	Value

Domestic Equity Funds - 51.8%
Fidelity Series All-Sector Equity Fund (a)	48,929,603	$573,944,243
Fidelity Series Blue Chip Growth Fund (a)	52,299,795	910,539,429
Fidelity Series Commodity Strategy Fund (a)	164,218,272	804,669,530
Fidelity Series Growth Company Fund (a)	99,264,235	2,323,775,741
Fidelity Series Intrinsic Opportunities Fund (a)	108,097,432	2,332,742,578
Fidelity Series Large Cap Stock Fund (a)	110,529,777	2,039,274,385
Fidelity Series Large Cap Value Index Fund (a)	51,173,928	751,745,003
Fidelity Series Opportunistic Insights Fund (a)	58,553,140	1,190,385,340
Fidelity Series Small Cap Discovery Fund (a)	17,647,945	255,189,289
Fidelity Series Small Cap Opportunities Fund (a)	48,161,173	853,415,979
Fidelity Series Stock Selector Large Cap Value Fund (a)	120,802,833	1,723,856,427
Fidelity Series Value Discovery Fund (a)	83,272,339	1,325,695,634
TOTAL DOMESTIC EQUITY FUNDS
(Cost $10,193,375,974)		15,085,233,578

International Equity Funds - 40.8%
Fidelity Series Canada Fund (a)	55,188,545	704,757,720
Fidelity Series Emerging Markets Fund (a)	39,452,419	461,198,780
Fidelity Series Emerging Markets Opportunities Fund (a)	162,253,143	4,163,415,643
Fidelity Series International Growth Fund (a)	110,080,950	1,974,852,247
Fidelity Series International Small Cap Fund (a)	29,924,154	620,028,461
Fidelity Series International Value Fund (a)	181,959,872	1,974,264,607
Fidelity Series Overseas Fund (a)	156,868,796	1,978,115,516
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $8,712,906,913)		11,876,632,974

Bond Funds - 6.6%
Fidelity Series Emerging Markets Debt Fund (a)	17,312,706	157,199,368
Fidelity Series Emerging Markets Debt Local Currency Fund (a)	5,099,205	51,094,033
Fidelity Series Floating Rate High Income Fund (a)	3,280,413	30,146,999
Fidelity Series High Income Fund (a)	19,249,485	180,560,165
Fidelity Series Inflation-Protected Bond Index Fund (a)	53,805,052	577,866,254
Fidelity Series International Credit Fund (a)	1,155,902	11,535,904
Fidelity Series Investment Grade Bond Fund (a)	1,038,926	11,978,817
Fidelity Series Long-Term Treasury Bond Index Fund (a)	100,373,795	792,952,982
Fidelity Series Real Estate Income Fund (a)	10,025,764	110,784,694
TOTAL BOND FUNDS
(Cost $1,999,429,599)		1,924,119,216

Short-Term Funds - 0.8%
Fidelity Cash Central Fund 0.06% (b)	11,492,257	11,494,556
Fidelity Series Government Money Market Fund 0.08% (a)(c)	192,203,651	192,203,651
Fidelity Series Short-Term Credit Fund (a)	3,981,003	40,486,799
TOTAL SHORT-TERM FUNDS
(Cost $243,292,395)		244,185,006
TOTAL INVESTMENT IN SECURITIES - 100.0%
(Cost $21,160,344,727)		29,141,510,688
NET OTHER ASSETS (LIABILITIES) - 0.0%		(267,553)
NET ASSETS - 100%		$29,141,243,135

Legend

 (a) Affiliated Fund

 (b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

 (c) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$52,510
Total	$52,510

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable.

Affiliated Underlying Funds

Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds, excluding any Money Market Central Funds, is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur.

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Fidelity Series All-Sector Equity Fund	$379,844,160	$77,026,493	$66,739,334	$62,568,394	$(3,253,560)	$187,066,484	$573,944,243
Fidelity Series Blue Chip Growth Fund	694,320,587	350,445,349	397,822,675	291,103,706	96,754,734	166,841,434	910,539,429
Fidelity Series Canada Fund	378,931,606	142,756,037	54,090,312	13,072,551	(1,818,561)	238,978,950	704,757,720
Fidelity Series Commodity Strategy Fund	646,206,631	199,667,920	221,462,494	2,878,460	(55,028,692)	235,286,165	804,669,530
Fidelity Series Emerging Markets Debt Fund	121,561,538	32,984,875	12,039,915	6,786,149	(352,176)	15,045,046	157,199,368
Fidelity Series Emerging Markets Debt Local Currency Fund	--	52,836,304	1,074,467	715,578	(13,506)	(654,298)	51,094,033
Fidelity Series Emerging Markets Fund	226,559,024	108,903,990	46,968,703	5,995,980	1,664,316	171,040,153	461,198,780
Fidelity Series Emerging Markets Opportunities Fund	2,128,703,375	860,368,411	375,906,484	115,742,758	19,187,791	1,531,062,550	4,163,415,643
Fidelity Series Floating Rate High Income Fund	24,311,225	5,262,874	2,847,545	1,175,271	(120,272)	3,540,717	30,146,999
Fidelity Series Government Money Market Fund 0.08%	579,793,482	309,427,675	697,017,506	629,660	--	--	192,203,651
Fidelity Series Growth Company Fund	1,429,457,131	706,172,709	518,537,663	529,826,594	231,856,465	474,827,099	2,323,775,741
Fidelity Series High Income Fund	148,721,571	25,970,195	14,464,482	9,125,503	(215,456)	20,548,337	180,560,165
Fidelity Series Inflation-Protected Bond Index Fund	413,241,334	216,159,341	78,948,072	6,873,057	223,150	27,190,501	577,866,254
Fidelity Series International Credit Fund	10,304,633	792,279	--	792,279	--	438,992	11,535,904
Fidelity Series International Growth Fund	1,620,917,039	488,859,282	493,688,924	267,320,575	80,767,823	277,997,027	1,974,852,247
Fidelity Series International Small Cap Fund	387,510,225	66,426,351	44,937,534	4,765,104	306,179	210,723,240	620,028,461
Fidelity Series International Value Fund	1,449,691,547	162,596,643	357,812,318	52,843,573	(24,009,564)	743,798,299	1,974,264,607
Fidelity Series Intrinsic Opportunities Fund	1,586,816,675	150,657,648	468,462,324	91,429,809	34,747,002	1,028,983,577	2,332,742,578
Fidelity Series Investment Grade Bond Fund	--	12,610,977	280,408	87,370	(1,266)	(350,486)	11,978,817
Fidelity Series Large Cap Stock Fund	1,407,477,972	218,999,870	341,811,396	100,413,704	16,586,146	738,021,793	2,039,274,385
Fidelity Series Large Cap Value Index Fund	386,286,675	216,599,894	92,973,581	14,723,579	3,564,381	238,267,634	751,745,003
Fidelity Series Long-Term Treasury Bond Index Fund	471,792,052	572,292,132	68,933,000	66,464,601	4,213,980	(186,412,182)	792,952,982
Fidelity Series Opportunistic Insights Fund	786,510,852	310,753,515	166,295,796	159,575,935	41,433,514	217,983,255	1,190,385,340
Fidelity Series Overseas Fund	1,343,371,459	231,326,056	213,250,974	20,673,496	(4,651,506)	621,320,481	1,978,115,516
Fidelity Series Real Estate Income Fund	81,495,734	15,820,251	12,043,816	6,000,915	(632,901)	26,145,426	110,784,694
Fidelity Series Short-Term Credit Fund	39,141,971	21,404,884	21,130,456	955,915	(74,739)	1,145,139	40,486,799
Fidelity Series Small Cap Discovery Fund	157,396,268	14,515,047	56,482,279	6,540,744	7,494,524	132,265,729	255,189,289
Fidelity Series Small Cap Opportunities Fund	548,656,569	38,751,155	131,209,067	16,647,930	14,192,886	383,024,436	853,415,979
Fidelity Series Stock Selector Large Cap Value Fund	1,032,007,516	288,522,754	246,546,201	36,111,820	12,466,505	637,405,853	1,723,856,427
Fidelity Series Value Discovery Fund	768,337,156	227,227,784	162,347,785	26,891,467	7,185,621	485,292,858	1,325,695,634
	$19,249,366,007	$6,126,138,695	$5,366,125,511	$1,918,732,477	$482,472,818	$8,626,824,209	$29,118,676,218

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of March 31, 2021, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Other Short-Term Investments	$11,339,914	$--	$11,339,914	$--
Domestic Equity Funds	15,085,233,578	15,085,233,578	--	--
International Equity Funds	11,876,632,974	11,876,632,974	--	--
Bond Funds	1,924,119,216	1,924,119,216	--	--
Short-Term Funds	244,185,006	244,185,006	--	--
Total Investments in Securities:	$29,141,510,688	$29,130,170,774	$11,339,914	$--

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom® 2040 Fund

Financial Statements

Statement of Assets and Liabilities

		March 31, 2021
Assets
Investment in securities, at value — See accompanying schedule: Unaffiliated issuers (cost $11,339,846)	$11,339,914
Fidelity Central Funds (cost $11,494,139)	11,494,556
Other affiliated issuers (cost $21,137,510,742)	29,118,676,218
Total Investment in Securities (cost $21,160,344,727)		$29,141,510,688
Receivable for investments sold		382,641,294
Receivable for fund shares sold		129,845,020
Distributions receivable from Fidelity Central Funds		662
Receivable for daily variation margin on futures contracts		426,844
Other receivables		111,100
Total assets		29,654,535,608
Liabilities
Payable for investments purchased	$369,611,915
Payable for fund shares redeemed	127,557,188
Accrued management fee	16,012,274
Other payables and accrued expenses	111,096
Total liabilities		513,292,473
Net Assets		$29,141,243,135
Net Assets consist of:
Paid in capital		$19,890,778,101
Total accumulated earnings (loss)		9,250,465,034
Net Assets		$29,141,243,135
Net Asset Value and Maximum Offering Price
Fidelity Freedom 2040 Fund:
Net Asset Value, offering price and redemption price per share ($11,610,620,610 ÷ 934,233,093 shares)		$12.43
Class K:
Net Asset Value, offering price and redemption price per share ($13,396,653,696 ÷ 1,078,238,993 shares)		$12.42
Class K6:
Net Asset Value, offering price and redemption price per share ($4,133,968,829 ÷ 333,815,304 shares)		$12.38

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Year ended March 31, 2021
Investment Income
Dividends:
Affiliated issuers		$422,556,659
Interest		48,200
Income from Fidelity Central Funds		52,510
Total income		422,657,369
Expenses
Management fee	$165,138,714
Independent trustees' fees and expenses	70,089
Total expenses before reductions	165,208,803
Expense reductions	(39)
Total expenses after reductions		165,208,764
Net investment income (loss)		257,448,605
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Fidelity Central Funds	(5,986)
Other affiliated issuers	483,016,359
Futures contracts	(15,623,949)
Capital gain distributions from underlying funds:
Affiliated issuers	1,496,175,818
Total net realized gain (loss)		1,963,562,242
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers	(23,313)
Fidelity Central Funds	(2,428)
Other affiliated issuers	8,626,824,209
Futures contracts	(1,342,019)
Total change in net unrealized appreciation (depreciation)		8,625,456,449
Net gain (loss)		10,589,018,691
Net increase (decrease) in net assets resulting from operations		$10,846,467,296

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Year ended March 31, 2021	Year ended March 31, 2020
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$257,448,605	$363,684,658
Net realized gain (loss)	1,963,562,242	988,510,700
Change in net unrealized appreciation (depreciation)	8,625,456,449	(3,657,548,277)
Net increase (decrease) in net assets resulting from operations	10,846,467,296	(2,305,352,919)
Distributions to shareholders	(1,531,402,987)	(1,587,988,996)
Share transactions - net increase (decrease)	473,223,214	811,338,784
Total increase (decrease) in net assets	9,788,287,523	(3,082,003,131)
Net Assets
Beginning of period	19,352,955,612	22,434,958,743
End of period	$29,141,243,135	$19,352,955,612

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Freedom 2040 Fund

Years ended March 31,	2021	2020	2019	2018	2017
Selected Per–Share Data
Net asset value, beginning of period	$8.40	$10.09	$10.67	$9.74	$8.75
Income from Investment Operations
Net investment income (loss)A	.10	.15	.14	.11	.13
Net realized and unrealized gain (loss)	4.60	(1.13)	–B	1.29	1.24
Total from investment operations	4.70	(.98)	.14	1.40	1.37
Distributions from net investment income	(.12)	(.16)	(.15)	(.12)	(.13)
Distributions from net realized gain	(.54)	(.55)	(.57)	(.35)	(.24)
Total distributions	(.67)C	(.71)	(.72)	(.47)	(.38)C
Net asset value, end of period	$12.43	$8.40	$10.09	$10.67	$9.74
Total ReturnD	57.59%	(10.80)%	1.79%	14.52%	16.14%
Ratios to Average Net AssetsE,F
Expenses before reductions	.75%	.75%	.75%	.63%G	- %H
Expenses net of fee waivers, if any	.75%	.75%	.75%	.63%G	-%
Expenses net of all reductions	.75%	.75%	.75%	.63%G	-%
Net investment income (loss)	.95%	1.52%	1.36%	1.04%	1.44%
Supplemental Data
Net assets, end of period (000 omitted)	$11,610,621	$7,378,482	$8,404,848	$8,285,660	$7,264,459
Portfolio turnover rateI	22%	28%	17%	16%J	15%

 A Calculated based on average shares outstanding during the period.

 B Amount represents less than $.005 per share.

 C Total distributions per share do not sum due to rounding.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 G On certain classes, the size and fluctuation of net assets and expense amounts may cause ratios to differ from contractual rates.

 H Amount represents less than .005%.

 I Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

 J The portfolio turnover rate does not include the assets acquired in the merger.

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom 2040 Fund Class K

Years ended March 31,	2021	2020	2019	2018 A
Selected Per–Share Data
Net asset value, beginning of period	$8.39	$10.08	$10.66	$10.25
Income from Investment Operations
Net investment income (loss)B	.11	.16	.15	.15
Net realized and unrealized gain (loss)	4.59	(1.13)	–C	.59
Total from investment operations	4.70	(.97)	.15	.74
Distributions from net investment income	(.13)	(.17)	(.16)	(.14)
Distributions from net realized gain	(.54)	(.55)	(.57)	(.19)
Total distributions	(.67)	(.72)	(.73)	(.33)
Net asset value, end of period	$12.42	$8.39	$10.08	$10.66
Total ReturnD,E	57.77%	(10.76)%	1.87%	7.21%
Ratios to Average Net AssetsF,G
Expenses before reductions	.64%	.64%	.64%	.65%H,I
Expenses net of fee waivers, if any	.64%	.64%	.64%	.65%H,I
Expenses net of all reductions	.64%	.64%	.64%	.65%H,I
Net investment income (loss)	1.05%	1.62%	1.46%	2.06%H
Supplemental Data
Net assets, end of period (000 omitted)	$13,396,654	$9,581,184	$11,994,623	$13,434,642
Portfolio turnover rateJ	22%	28%	17%	16%K

 A For the period July 20, 2017 (commencement of sale of shares) to March 31, 2018.

 B Calculated based on average shares outstanding during the period.

 C Amount represents less than $.005 per share.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 H Annualized

 I On certain classes, the size and fluctuation of net assets and expense amounts may cause ratios to differ from contractual rates.

 J Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

 K The portfolio turnover rate does not include the assets acquired in the merger.

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom 2040 Fund Class K6

Years ended March 31,	2021	2020	2019	2018 A
Selected Per–Share Data
Net asset value, beginning of period	$8.37	$10.06	$10.66	$10.03
Income from Investment Operations
Net investment income (loss)B	.13	.18	.16	.13
Net realized and unrealized gain (loss)	4.57	(1.13)	.01	.83
Total from investment operations	4.70	(.95)	.17	.96
Distributions from net investment income	(.15)	(.18)	(.19)	(.14)
Distributions from net realized gain	(.55)	(.56)	(.58)	(.19)
Total distributions	(.69)C	(.74)	(.77)	(.33)
Net asset value, end of period	$12.38	$8.37	$10.06	$10.66
Total ReturnD,E	57.95%	(10.58)%	2.06%	9.60%
Ratios to Average Net AssetsF,G
Expenses before reductions	.49%	.49%	.50%H	.50%H,I
Expenses net of fee waivers, if any	.49%	.49%	.50%H	.50%H,I
Expenses net of all reductions	.49%	.49%	.50%H	.50%H,I
Net investment income (loss)	1.20%	1.77%	1.61%	1.55%I
Supplemental Data
Net assets, end of period (000 omitted)	$4,133,969	$2,393,289	$2,035,487	$652,451
Portfolio turnover rateJ	22%	28%	17%	16%K

 A For the period June 7, 2017 (commencement of sale of shares) to March 31, 2018.

 B Calculated based on average shares outstanding during the period.

 C Total distributions per share do not sum due to rounding.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 H On certain classes, the size and fluctuation of net assets and expense amounts may cause ratios to differ from contractual rates.

 I Annualized

 J Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

 K The portfolio turnover rate does not include the assets acquired in the merger.

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom® 2045 Fund

Investment Summary (Unaudited)

The information in the following tables is based on the direct investments of the Fund.

Top Holdings as of March 31, 2021

% of fund's net assets
Fidelity Series Emerging Markets Opportunities Fund	14.3
Fidelity Series Intrinsic Opportunities Fund	8.0
Fidelity Series Growth Company Fund	8.0
Fidelity Series Large Cap Stock Fund	7.0
Fidelity Series Overseas Fund	6.8
Fidelity Series International Growth Fund	6.8
Fidelity Series International Value Fund	6.8
Fidelity Series Stock Selector Large Cap Value Fund	5.9
Fidelity Series Value Discovery Fund	4.5
Fidelity Series Opportunistic Insights Fund	4.1
72.2

Asset Allocation (% of fund's net assets)

Period end
Domestic Equity Funds	51.8%
International Equity Funds	40.8%
Bond Funds	6.6%
Short-Term Funds	0.8%

Domestic Equity Funds category includes Fidelity Series Commodity Strategy Fund which invests in commodity-related investments.

Fidelity Freedom® 2045 Fund

Schedule of Investments March 31, 2021

Showing Percentage of Net Assets

U.S. Treasury Obligations - 0.0%
	Principal Amount	Value
U.S. Treasury Bills, yield at date of purchase 0.02% to 0.08% 4/1/21 to 6/17/21
(Cost $7,449,899)	7,450,000	7,449,944
	Shares	Value

Domestic Equity Funds - 51.8%
Fidelity Series All-Sector Equity Fund (a)	32,288,020	$378,738,471
Fidelity Series Blue Chip Growth Fund (a)	34,511,948	600,853,021
Fidelity Series Commodity Strategy Fund (a)	108,379,174	531,057,951
Fidelity Series Growth Company Fund (a)	65,503,090	1,533,427,331
Fidelity Series Intrinsic Opportunities Fund (a)	71,332,447	1,539,354,207
Fidelity Series Large Cap Stock Fund (a)	72,937,431	1,345,695,611
Fidelity Series Large Cap Value Index Fund (a)	33,769,173	496,069,152
Fidelity Series Opportunistic Insights Fund (a)	38,638,486	785,520,418
Fidelity Series Small Cap Discovery Fund (a)	11,645,694	168,396,737
Fidelity Series Small Cap Opportunities Fund (a)	31,780,941	563,158,273
Fidelity Series Stock Selector Large Cap Value Fund (a)	79,716,648	1,137,556,561
Fidelity Series Value Discovery Fund (a)	54,950,584	874,813,304
TOTAL DOMESTIC EQUITY FUNDS
(Cost $6,912,700,512)		9,954,641,037

International Equity Funds - 40.8%
Fidelity Series Canada Fund (a)	36,418,301	465,061,710
Fidelity Series Emerging Markets Fund (a)	26,037,175	304,374,578
Fidelity Series Emerging Markets Opportunities Fund (a)	107,070,751	2,747,435,467
Fidelity Series International Growth Fund (a)	72,641,007	1,303,179,667
Fidelity Series International Small Cap Fund (a)	19,748,143	409,181,533
Fidelity Series International Value Fund (a)	120,076,024	1,302,824,858
Fidelity Series Overseas Fund (a)	103,515,641	1,305,332,238
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $5,826,512,067)		7,837,390,051

Bond Funds - 6.6%
Fidelity Series Emerging Markets Debt Fund (a)	11,428,139	103,767,500
Fidelity Series Emerging Markets Debt Local Currency Fund (a)	3,368,251	33,749,871
Fidelity Series Floating Rate High Income Fund (a)	2,161,089	19,860,408
Fidelity Series High Income Fund (a)	12,709,672	119,216,722
Fidelity Series Inflation-Protected Bond Index Fund (a)	35,518,390	381,467,514
Fidelity Series International Credit Fund (a)	687,732	6,863,561
Fidelity Series Investment Grade Bond Fund (a)	698,929	8,058,650
Fidelity Series Long-Term Treasury Bond Index Fund (a)	66,243,962	523,327,304
Fidelity Series Real Estate Income Fund (a)	6,615,883	73,105,509
TOTAL BOND FUNDS
(Cost $1,319,608,988)		1,269,417,039

Short-Term Funds - 0.8%
Fidelity Cash Central Fund 0.06% (b)	7,702,320	7,703,860
Fidelity Series Government Money Market Fund 0.08% (a)(c)	126,836,215	126,836,215
Fidelity Series Short-Term Credit Fund (a)	2,627,017	26,716,767
TOTAL SHORT-TERM FUNDS
(Cost $160,663,101)		161,256,842
TOTAL INVESTMENT IN SECURITIES - 100.0%
(Cost $14,226,934,567)		19,230,154,913
NET OTHER ASSETS (LIABILITIES) - 0.0%		(170,014)
NET ASSETS - 100%		$19,229,984,899
Legend

 (a) Affiliated Fund

 (b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

 (c) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$33,411
Total	$33,411

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable.

Affiliated Underlying Funds

Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds, excluding any Money Market Central Funds, is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur.

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Fidelity Series All-Sector Equity Fund	$243,345,740	$57,552,723	$41,079,992	$41,140,659	$(1,385,004)	$120,305,004	$378,738,471
Fidelity Series Blue Chip Growth Fund	444,840,786	238,213,052	251,490,940	189,902,948	53,621,016	115,669,107	600,853,021
Fidelity Series Canada Fund	242,577,568	101,877,100	33,897,483	8,587,048	(900,590)	155,405,115	465,061,710
Fidelity Series Commodity Strategy Fund	414,290,973	140,872,829	141,679,469	1,871,953	(33,722,742)	151,296,360	531,057,951
Fidelity Series Emerging Markets Debt Fund	77,901,194	23,690,001	7,252,952	4,420,563	5,322	9,423,935	103,767,500
Fidelity Series Emerging Markets Debt Local Currency Fund	--	35,062,210	881,509	470,324	(11,223)	(419,607)	33,749,871
Fidelity Series Emerging Markets Fund	145,255,562	75,933,796	29,159,612	3,938,661	1,086,030	111,258,802	304,374,578
Fidelity Series Emerging Markets Opportunities Fund	1,364,681,176	607,506,713	232,333,336	76,028,375	9,754,339	997,826,575	2,747,435,467
Fidelity Series Floating Rate High Income Fund	15,733,939	3,597,865	1,715,254	774,029	(1,526)	2,245,384	19,860,408
Fidelity Series Government Money Market Fund 0.08%	371,430,307	205,373,240	449,967,332	408,022	--	--	126,836,215
Fidelity Series Growth Company Fund	915,811,783	486,417,666	321,203,085	348,085,832	104,344,271	348,056,696	1,533,427,331
Fidelity Series High Income Fund	95,298,373	19,484,559	8,713,269	5,949,657	36,044	13,111,015	119,216,722
Fidelity Series Inflation-Protected Bond Index Fund	264,863,387	148,108,551	49,191,386	4,517,676	75,518	17,611,444	381,467,514
Fidelity Series International Credit Fund	6,130,987	471,386	--	471,386	--	261,188	6,863,561
Fidelity Series International Growth Fund	1,038,755,116	344,130,064	309,908,970	175,598,784	33,182,421	197,021,036	1,303,179,667
Fidelity Series International Small Cap Fund	248,399,296	51,028,540	27,283,071	3,129,985	57,425	136,979,343	409,181,533
Fidelity Series International Value Fund	929,267,144	129,698,130	225,023,341	34,710,845	(15,781,000)	484,663,925	1,302,824,858
Fidelity Series Intrinsic Opportunities Fund	1,016,845,055	126,695,873	298,017,973	59,864,842	25,753,817	668,077,435	1,539,354,207
Fidelity Series Investment Grade Bond Fund	--	8,522,340	227,625	58,585	(1,048)	(235,017)	8,058,650
Fidelity Series Large Cap Stock Fund	902,062,631	166,850,009	215,395,620	65,419,771	11,205,168	480,973,423	1,345,695,611
Fidelity Series Large Cap Value Index Fund	247,604,152	148,936,112	58,286,661	9,672,804	2,705,766	155,109,783	496,069,152
Fidelity Series Long-Term Treasury Bond Index Fund	302,380,590	383,195,925	42,582,344	43,486,336	2,488,094	(122,154,961)	523,327,304
Fidelity Series Opportunistic Insights Fund	503,882,073	218,763,780	103,271,483	104,849,466	13,083,461	153,062,587	785,520,418
Fidelity Series Overseas Fund	861,115,277	175,262,099	130,859,177	13,582,525	(3,283,162)	403,097,201	1,305,332,238
Fidelity Series Real Estate Income Fund	51,566,409	12,409,895	7,275,035	3,873,118	(173,400)	16,577,640	73,105,509
Fidelity Series Short-Term Credit Fund	25,486,982	14,349,055	13,818,847	626,464	(52,663)	752,240	26,716,767
Fidelity Series Small Cap Discovery Fund	100,982,202	11,695,099	35,286,243	4,289,173	3,423,565	87,582,114	168,396,737
Fidelity Series Small Cap Opportunities Fund	351,735,840	33,202,640	80,711,096	10,906,122	8,574,151	250,356,738	563,158,273
Fidelity Series Stock Selector Large Cap Value Fund	661,521,596	206,637,486	154,413,978	23,724,177	7,368,392	416,443,065	1,137,556,561
Fidelity Series Value Discovery Fund	492,395,896	162,347,946	101,069,306	17,666,252	5,737,037	315,401,731	874,813,304
	$12,336,162,034	$4,337,886,684	$3,371,996,389	$1,258,026,382	$227,189,479	$5,685,759,301	$19,215,001,109

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of March 31, 2021, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Other Short-Term Investments	$7,449,944	$--	$7,449,944	$--
Domestic Equity Funds	9,954,641,037	9,954,641,037	--	--
International Equity Funds	7,837,390,051	7,837,390,051	--	--
Bond Funds	1,269,417,039	1,269,417,039	--	--
Short-Term Funds	161,256,842	161,256,842	--	--
Total Investments in Securities:	$19,230,154,913	$19,222,704,969	$7,449,944	$--

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom® 2045 Fund

Financial Statements

Statement of Assets and Liabilities

		March 31, 2021
Assets
Investment in securities, at value — See accompanying schedule: Unaffiliated issuers (cost $7,449,899)	$7,449,944
Fidelity Central Funds (cost $7,703,582)	7,703,860
Other affiliated issuers (cost $14,211,781,086)	19,215,001,109
Total Investment in Securities (cost $14,226,934,567)		$19,230,154,913
Receivable for investments sold		249,514,311
Receivable for fund shares sold		125,676,300
Distributions receivable from Fidelity Central Funds		442
Receivable for daily variation margin on futures contracts		280,152
Other receivables		107,107
Total assets		19,605,733,225
Liabilities
Payable for investments purchased	$246,693,363
Payable for fund shares redeemed	118,559,919
Accrued management fee	10,387,937
Other payables and accrued expenses	107,107
Total liabilities		375,748,326
Net Assets		$19,229,984,899
Net Assets consist of:
Paid in capital		$13,413,286,649
Total accumulated earnings (loss)		5,816,698,250
Net Assets		$19,229,984,899
Net Asset Value and Maximum Offering Price
Fidelity Freedom 2045 Fund:
Net Asset Value, offering price and redemption price per share ($6,499,049,347 ÷ 456,973,767 shares)		$14.22
Class K:
Net Asset Value, offering price and redemption price per share ($9,496,660,683 ÷ 668,503,475 shares)		$14.21
Class K6:
Net Asset Value, offering price and redemption price per share ($3,234,274,869 ÷ 228,304,306 shares)		$14.17

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Year ended March 31, 2021
Investment Income
Dividends:
Affiliated issuers		$276,866,197
Interest		30,987
Income from Fidelity Central Funds		33,411
Total income		276,930,595
Expenses
Management fee	$106,005,255
Independent trustees' fees and expenses	45,493
Total expenses before reductions	106,050,748
Expense reductions	(37)
Total expenses after reductions		106,050,711
Net investment income (loss)		170,879,884
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Fidelity Central Funds	(3,855)
Other affiliated issuers	227,190,157
Futures contracts	(10,150,760)
Capital gain distributions from underlying funds:
Affiliated issuers	981,160,185
Total net realized gain (loss)		1,198,195,727
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers	(14,916)
Fidelity Central Funds	(1,519)
Other affiliated issuers	5,685,759,301
Futures contracts	(885,282)
Total change in net unrealized appreciation (depreciation)		5,684,857,584
Net gain (loss)		6,883,053,311
Net increase (decrease) in net assets resulting from operations		$7,053,933,195

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Year ended March 31, 2021	Year ended March 31, 2020
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$170,879,884	$229,304,423
Net realized gain (loss)	1,198,195,727	573,467,194
Change in net unrealized appreciation (depreciation)	5,684,857,584	(2,298,016,057)
Net increase (decrease) in net assets resulting from operations	7,053,933,195	(1,495,244,440)
Distributions to shareholders	(888,134,747)	(967,465,826)
Share transactions - net increase (decrease)	661,817,893	1,051,585,785
Total increase (decrease) in net assets	6,827,616,341	(1,411,124,481)
Net Assets
Beginning of period	12,402,368,558	13,813,493,039
End of period	$19,229,984,899	$12,402,368,558

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Freedom 2045 Fund

Years ended March 31,	2021	2020	2019	2018	2017
Selected Per–Share Data
Net asset value, beginning of period	$9.54	$11.44	$12.09	$11.00	$9.89
Income from Investment Operations
Net investment income (loss)A	.12	.17	.16	.12	.15
Net realized and unrealized gain (loss)	5.23	(1.29)	(.01)	1.46	1.39
Total from investment operations	5.35	(1.12)	.15	1.58	1.54
Distributions from net investment income	(.14)	(.18)	(.17)	(.13)	(.15)
Distributions from net realized gain	(.53)	(.61)	(.63)	(.35)	(.28)
Total distributions	(.67)	(.78)B	(.80)	(.49)B	(.43)
Net asset value, end of period	$14.22	$9.54	$11.44	$12.09	$11.00
Total ReturnC	57.65%	(10.80)%	1.72%	14.48%	16.08%
Ratios to Average Net AssetsD,E
Expenses before reductions	.75%	.75%	.75%	.63%F	- %G
Expenses net of fee waivers, if any	.75%	.75%	.75%	.63%F	-%
Expenses net of all reductions	.75%	.75%	.75%	.63%F	-%
Net investment income (loss)	.96%	1.52%	1.37%	1.04%	1.45%
Supplemental Data
Net assets, end of period (000 omitted)	$6,499,049	$3,945,874	$4,345,914	$4,144,152	$3,496,184
Portfolio turnover rateH	21%	28%	18%	17%I	15%

 A Calculated based on average shares outstanding during the period.

 B Total distributions per share do not sum due to rounding.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 F On certain classes, the size and fluctuation of net assets and expense amounts may cause ratios to differ from contractual rates.

 G Amount represents less than .005%.

 H Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

 I The portfolio turnover rate does not include the assets acquired in the merger.

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom 2045 Fund Class K

Years ended March 31,	2021	2020	2019	2018 A
Selected Per–Share Data
Net asset value, beginning of period	$9.53	$11.43	$12.08	$11.59
Income from Investment Operations
Net investment income (loss)B	.13	.18	.17	.17
Net realized and unrealized gain (loss)	5.23	(1.29)	(.01)	.67
Total from investment operations	5.36	(1.11)	.16	.84
Distributions from net investment income	(.15)	(.19)	(.18)	(.15)
Distributions from net realized gain	(.53)	(.61)	(.63)	(.19)
Total distributions	(.68)	(.79)C	(.81)	(.35)C
Net asset value, end of period	$14.21	$9.53	$11.43	$12.08
Total ReturnD,E	57.85%	(10.74)%	1.83%	7.21%
Ratios to Average Net AssetsF,G
Expenses before reductions	.64%	.64%	.64%	.65%H,I
Expenses net of fee waivers, if any	.64%	.64%	.64%	.65%H,I
Expenses net of all reductions	.64%	.64%	.64%	.65%H,I
Net investment income (loss)	1.06%	1.62%	1.47%	2.05%H
Supplemental Data
Net assets, end of period (000 omitted)	$9,496,661	$6,636,812	$7,982,073	$8,748,416
Portfolio turnover rateJ	21%	28%	18%	17%K

 A For the period July 20, 2017 (commencement of sale of shares) to March 31, 2018.

 B Calculated based on average shares outstanding during the period.

 C Total distributions per share do not sum due to rounding.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 H Annualized

 I On certain classes, the size and fluctuation of net assets and expense amounts may cause ratios to differ from contractual rates.

 J Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

 K The portfolio turnover rate does not include the assets acquired in the merger.

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom 2045 Fund Class K6

Years ended March 31,	2021	2020	2019	2018 A
Selected Per–Share Data
Net asset value, beginning of period	$9.51	$11.41	$12.09	$11.34
Income from Investment Operations
Net investment income (loss)B	.15	.20	.18	.14
Net realized and unrealized gain (loss)	5.22	(1.28)	(.01)	.96
Total from investment operations	5.37	(1.08)	.17	1.10
Distributions from net investment income	(.17)	(.20)	(.21)	(.16)
Distributions from net realized gain	(.54)	(.61)	(.64)	(.19)
Total distributions	(.71)	(.82)C	(.85)	(.35)
Net asset value, end of period	$14.17	$9.51	$11.41	$12.09
Total ReturnD,E	58.05%	(10.57)%	1.95%	9.70%
Ratios to Average Net AssetsF,G
Expenses before reductions	.49%	.49%	.50%	.50%H,I
Expenses net of fee waivers, if any	.49%	.49%	.50%	.50%H,I
Expenses net of all reductions	.49%	.49%	.50%	.50%H,I
Net investment income (loss)	1.21%	1.77%	1.62%	1.45%H
Supplemental Data
Net assets, end of period (000 omitted)	$3,234,275	$1,819,682	$1,485,505	$412,758
Portfolio turnover rateJ	21%	28%	18%	17%K

 A For the period June 7, 2017 (commencement of sale of shares) to March 31, 2018.

 B Calculated based on average shares outstanding during the period.

 C Total distributions per share do not sum due to rounding.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 H Annualized

 I On certain classes, the size and fluctuation of net assets and expense amounts may cause ratios to differ from contractual rates.

 J Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

 K The portfolio turnover rate does not include the assets acquired in the merger.

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom® 2050 Fund

Investment Summary (Unaudited)

The information in the following tables is based on the direct investments of the Fund.

Top Holdings as of March 31, 2021

% of fund's net assets
Fidelity Series Emerging Markets Opportunities Fund	14.3
Fidelity Series Intrinsic Opportunities Fund	8.0
Fidelity Series Growth Company Fund	8.0
Fidelity Series Large Cap Stock Fund	7.0
Fidelity Series Overseas Fund	6.8
Fidelity Series International Growth Fund	6.8
Fidelity Series International Value Fund	6.8
Fidelity Series Stock Selector Large Cap Value Fund	5.9
Fidelity Series Value Discovery Fund	4.5
Fidelity Series Opportunistic Insights Fund	4.1
72.2

Asset Allocation (% of fund's net assets)

Period end
Domestic Equity Funds	51.8%
International Equity Funds	40.8%
Bond Funds	6.6%
Short-Term Funds	0.8%

Domestic Equity Funds category includes Fidelity Series Commodity Strategy Fund which invests in commodity-related investments.

Fidelity Freedom® 2050 Fund

Schedule of Investments March 31, 2021

Showing Percentage of Net Assets

U.S. Treasury Obligations - 0.0%
	Principal Amount	Value
U.S. Treasury Bills, yield at date of purchase 0.02% to 0.08% 4/1/21 to 6/17/21
(Cost $6,549,911)	6,550,000	6,549,951
	Shares	Value

Domestic Equity Funds - 51.8%
Fidelity Series All-Sector Equity Fund (a)	28,431,240	$333,498,446
Fidelity Series Blue Chip Growth Fund (a)	30,389,510	529,081,371
Fidelity Series Commodity Strategy Fund (a)	95,438,383	467,648,075
Fidelity Series Growth Company Fund (a)	57,678,755	1,350,259,645
Fidelity Series Intrinsic Opportunities Fund (a)	62,811,807	1,355,478,802
Fidelity Series Large Cap Stock Fund (a)	64,225,082	1,184,952,768
Fidelity Series Large Cap Value Index Fund (a)	29,735,454	436,813,818
Fidelity Series Opportunistic Insights Fund (a)	34,023,145	691,690,531
Fidelity Series Small Cap Discovery Fund (a)	10,254,627	148,281,900
Fidelity Series Small Cap Opportunities Fund (a)	27,984,743	495,889,650
Fidelity Series Stock Selector Large Cap Value Fund (a)	70,194,502	1,001,675,540
Fidelity Series Value Discovery Fund (a)	48,386,746	770,316,992
TOTAL DOMESTIC EQUITY FUNDS
(Cost $6,133,592,010)		8,765,587,538

International Equity Funds - 40.8%
Fidelity Series Canada Fund (a)	32,068,176	409,510,603
Fidelity Series Emerging Markets Fund (a)	22,928,124	268,029,768
Fidelity Series Emerging Markets Opportunities Fund (a)	94,281,774	2,419,270,312
Fidelity Series International Growth Fund (a)	63,964,036	1,147,514,808
Fidelity Series International Small Cap Fund (a)	17,389,806	360,316,787
Fidelity Series International Value Fund (a)	105,733,954	1,147,213,405
Fidelity Series Overseas Fund (a)	91,150,664	1,149,409,869
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $5,151,187,038)		6,901,265,552

Bond Funds - 6.6%
Fidelity Series Emerging Markets Debt Fund (a)	10,064,441	91,385,124
Fidelity Series Emerging Markets Debt Local Currency Fund (a)	2,967,150	29,730,839
Fidelity Series Floating Rate High Income Fund (a)	1,907,621	17,531,037
Fidelity Series High Income Fund (a)	11,194,204	105,001,630
Fidelity Series Inflation-Protected Bond Index Fund (a)	31,290,018	336,054,789
Fidelity Series International Credit Fund (a)	581,442	5,802,793
Fidelity Series Investment Grade Bond Fund (a)	617,768	7,122,862
Fidelity Series Long-Term Treasury Bond Index Fund (a)	58,334,324	460,841,160
Fidelity Series Real Estate Income Fund (a)	5,825,618	64,373,083
TOTAL BOND FUNDS
(Cost $1,161,827,416)		1,117,843,317

Short-Term Funds - 0.8%
Fidelity Cash Central Fund 0.06% (b)	6,662,630	6,663,962
Fidelity Series Government Money Market Fund 0.08% (a)(c)	111,685,041	111,685,041
Fidelity Series Short-Term Credit Fund (a)	2,313,225	23,525,503
TOTAL SHORT-TERM FUNDS
(Cost $141,347,772)		141,874,506
TOTAL INVESTMENT IN SECURITIES - 100.0%
(Cost $12,594,504,147)		16,933,120,864
NET OTHER ASSETS (LIABILITIES) - 0.0%		(148,703)
NET ASSETS - 100%		$16,932,972,161

Legend

 (a) Affiliated Fund

 (b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

 (c) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$28,920
Total	$28,920

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable.

Affiliated Underlying Funds

Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds, excluding any Money Market Central Funds, is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur.

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Fidelity Series All-Sector Equity Fund	$212,103,452	$52,570,973	$35,271,307	$36,145,806	$(848,165)	$104,943,493	$333,498,446
Fidelity Series Blue Chip Growth Fund	387,768,085	214,835,973	221,378,898	166,717,834	41,757,300	106,098,911	529,081,371
Fidelity Series Canada Fund	211,216,958	92,262,117	29,429,951	7,525,265	(994,194)	136,455,673	409,510,603
Fidelity Series Commodity Strategy Fund	361,223,795	126,503,316	123,174,432	1,644,419	(28,361,726)	131,457,122	467,648,075
Fidelity Series Emerging Markets Debt Fund	67,912,785	21,361,398	6,119,852	3,877,382	(37,581)	8,268,374	91,385,124
Fidelity Series Emerging Markets Debt Local Currency Fund	--	30,699,361	580,296	413,393	(12,131)	(376,095)	29,730,839
Fidelity Series Emerging Markets Fund	126,658,976	67,933,686	24,860,994	3,451,664	609,456	97,688,644	268,029,768
Fidelity Series Emerging Markets Opportunities Fund	1,189,836,247	545,162,153	197,175,848	66,625,667	6,206,640	875,241,120	2,419,270,312
Fidelity Series Floating Rate High Income Fund	13,761,959	3,239,748	1,441,696	681,693	(15,867)	1,986,893	17,531,037
Fidelity Series Government Money Market Fund 0.08%	323,644,870	181,594,879	393,554,708	357,308	--	--	111,685,041
Fidelity Series Growth Company Fund	798,291,591	439,549,996	283,474,136	305,107,716	79,765,588	316,126,606	1,350,259,645
Fidelity Series High Income Fund	83,078,313	17,767,933	7,343,491	5,218,995	(22,620)	11,521,495	105,001,630
Fidelity Series Inflation-Protected Bond Index Fund	230,909,234	132,002,597	42,347,490	3,959,514	64,779	15,425,669	336,054,789
Fidelity Series International Credit Fund	5,183,439	398,532	--	398,533	--	220,822	5,802,793
Fidelity Series International Growth Fund	905,643,982	308,865,539	268,474,817	153,887,401	28,841,691	172,638,413	1,147,514,808
Fidelity Series International Small Cap Fund	216,595,635	46,571,602	22,996,352	2,742,877	515,992	119,629,910	360,316,787
Fidelity Series International Value Fund	810,228,607	121,403,450	195,092,893	30,418,070	(12,781,272)	423,455,513	1,147,213,405
Fidelity Series Intrinsic Opportunities Fund	886,446,859	119,772,350	258,710,888	52,502,430	20,520,312	587,450,169	1,355,478,802
Fidelity Series Investment Grade Bond Fund	--	7,483,051	151,799	51,653	(1,305)	(207,085)	7,122,862
Fidelity Series Large Cap Stock Fund	786,415,802	154,641,567	187,369,103	57,391,077	11,138,809	420,125,693	1,184,952,768
Fidelity Series Large Cap Value Index Fund	215,875,500	133,096,343	50,478,265	8,479,253	2,606,683	135,713,557	436,813,818
Fidelity Series Long-Term Treasury Bond Index Fund	263,615,483	338,987,762	36,753,928	38,091,649	2,221,790	(107,229,947)	460,841,160
Fidelity Series Opportunistic Insights Fund	439,233,571	195,816,941	88,849,206	91,967,571	11,434,976	134,054,249	691,690,531
Fidelity Series Overseas Fund	750,810,782	161,037,828	112,660,498	11,903,907	(2,657,524)	352,879,281	1,149,409,869
Fidelity Series Real Estate Income Fund	44,989,175	11,271,932	6,283,127	3,401,765	(212,994)	14,608,097	64,373,083
Fidelity Series Short-Term Credit Fund	22,423,945	12,687,480	12,202,835	552,687	(45,813)	662,726	23,525,503
Fidelity Series Small Cap Discovery Fund	88,053,848	11,692,852	31,201,826	3,758,589	2,682,441	77,054,585	148,281,900
Fidelity Series Small Cap Opportunities Fund	306,736,837	33,717,741	71,330,901	9,563,879	6,516,791	220,249,182	495,889,650
Fidelity Series Stock Selector Large Cap Value Fund	576,799,170	187,501,128	134,029,690	20,796,929	5,036,061	366,368,871	1,001,675,540
Fidelity Series Value Discovery Fund	429,258,511	147,181,220	87,534,173	15,486,304	5,015,001	276,396,433	770,316,992
	$10,754,717,411	$3,917,611,448	$2,930,273,400	$1,103,121,230	$178,943,118	$4,998,908,374	$16,919,906,951

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of March 31, 2021, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Other Short-Term Investments	$6,549,951	$--	$6,549,951	$--
Domestic Equity Funds	8,765,587,538	8,765,587,538	--	--
International Equity Funds	6,901,265,552	6,901,265,552	--	--
Bond Funds	1,117,843,317	1,117,843,317	--	--
Short-Term Funds	141,874,506	141,874,506	--	--
Total Investments in Securities:	$16,933,120,864	$16,926,570,913	$6,549,951	$--

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom® 2050 Fund

Financial Statements

Statement of Assets and Liabilities

		March 31, 2021
Assets
Investment in securities, at value — See accompanying schedule: Unaffiliated issuers (cost $6,549,911)	$6,549,951
Fidelity Central Funds (cost $6,663,720)	6,663,962
Other affiliated issuers (cost $12,581,290,516)	16,919,906,951
Total Investment in Securities (cost $12,594,504,147)		$16,933,120,864
Receivable for investments sold		220,537,032
Receivable for fund shares sold		108,900,485
Distributions receivable from Fidelity Central Funds		384
Receivable for daily variation margin on futures contracts		247,313
Other receivables		60,405
Total assets		17,262,866,483
Liabilities
Payable for investments purchased	$217,030,654
Payable for fund shares redeemed	103,654,078
Accrued management fee	9,149,188
Other payables and accrued expenses	60,402
Total liabilities		329,894,322
Net Assets		$16,932,972,161
Net Assets consist of:
Paid in capital		$11,896,862,371
Total accumulated earnings (loss)		5,036,109,790
Net Assets		$16,932,972,161
Net Asset Value and Maximum Offering Price
Fidelity Freedom 2050 Fund:
Net Asset Value, offering price and redemption price per share ($5,495,176,977 ÷ 383,476,576 shares)		$14.33
Class K:
Net Asset Value, offering price and redemption price per share ($8,727,043,355 ÷ 609,642,717 shares)		$14.32
Class K6:
Net Asset Value, offering price and redemption price per share ($2,710,751,829 ÷ 189,599,906 shares)		$14.30

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Year ended March 31, 2021
Investment Income
Dividends:
Affiliated issuers		$242,749,594
Interest		27,038
Income from Fidelity Central Funds		28,920
Total income		242,805,552
Expenses
Management fee	$93,052,555
Independent trustees' fees and expenses	39,863
Total expenses before reductions	93,092,418
Expense reductions	(45)
Total expenses after reductions		93,092,373
Net investment income (loss)		149,713,179
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Fidelity Central Funds	(3,354)
Other affiliated issuers	178,943,696
Futures contracts	(8,903,169)
Capital gain distributions from underlying funds:
Affiliated issuers	860,371,636
Total net realized gain (loss)		1,030,408,809
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers	(12,952)
Fidelity Central Funds	(1,317)
Other affiliated issuers	4,998,908,374
Futures contracts	(778,146)
Total change in net unrealized appreciation (depreciation)		4,998,115,959
Net gain (loss)		6,028,524,768
Net increase (decrease) in net assets resulting from operations		$6,178,237,947

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Year ended March 31, 2021	Year ended March 31, 2020
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$149,713,179	$199,756,859
Net realized gain (loss)	1,030,408,809	497,850,675
Change in net unrealized appreciation (depreciation)	4,998,115,959	(1,997,122,237)
Net increase (decrease) in net assets resulting from operations	6,178,237,947	(1,299,514,703)
Distributions to shareholders	(765,799,605)	(831,785,387)
Share transactions - net increase (decrease)	708,288,076	1,096,985,996
Total increase (decrease) in net assets	6,120,726,418	(1,034,314,094)
Net Assets
Beginning of period	10,812,245,743	11,846,559,837
End of period	$16,932,972,161	$10,812,245,743

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Freedom 2050 Fund

Years ended March 31,	2021	2020	2019	2018	2017
Selected Per–Share Data
Net asset value, beginning of period	$9.61	$11.52	$12.16	$11.05	$9.93
Income from Investment Operations
Net investment income (loss)A	.12	.18	.16	.12	.15
Net realized and unrealized gain (loss)	5.27	(1.30)	–B	1.48	1.40
Total from investment operations	5.39	(1.12)	.16	1.60	1.55
Distributions from net investment income	(.14)	(.18)	(.17)	(.14)	(.15)
Distributions from net realized gain	(.53)	(.60)	(.63)	(.35)	(.28)
Total distributions	(.67)	(.79)C	(.80)	(.49)	(.43)
Net asset value, end of period	$14.33	$9.61	$11.52	$12.16	$11.05
Total ReturnD	57.62%	(10.80)%	1.73%	14.59%	16.11%
Ratios to Average Net AssetsE,F
Expenses before reductions	.75%	.75%	.75%	.63%G	- %H
Expenses net of fee waivers, if any	.75%	.75%	.75%	.63%G	-%
Expenses net of all reductions	.75%	.75%	.75%	.63%G	-%
Net investment income (loss)	.96%	1.53%	1.37%	1.04%	1.45%
Supplemental Data
Net assets, end of period (000 omitted)	$5,495,177	$3,373,190	$3,679,538	$3,452,997	$2,884,830
Portfolio turnover rateI	21%	27%	18%	16%J	15%

 A Calculated based on average shares outstanding during the period.

 B Amount represents less than $.005 per share.

 C Total distributions per share do not sum due to rounding.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 G On certain classes, the size and fluctuation of net assets and expense amounts may cause ratios to differ from contractual rates.

 H Amount represents less than .005%.

 I Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

 J The portfolio turnover rate does not include the assets acquired in the merger.

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom 2050 Fund Class K

Years ended March 31,	2021	2020	2019	2018 A
Selected Per–Share Data
Net asset value, beginning of period	$9.60	$11.50	$12.14	$11.65
Income from Investment Operations
Net investment income (loss)B	.13	.19	.17	.17
Net realized and unrealized gain (loss)	5.27	(1.29)	–C	.67
Total from investment operations	5.40	(1.10)	.17	.84
Distributions from net investment income	(.15)	(.19)	(.18)	(.15)
Distributions from net realized gain	(.53)	(.61)	(.63)	(.19)
Total distributions	(.68)	(.80)	(.81)	(.35)D
Net asset value, end of period	$14.32	$9.60	$11.50	$12.14
Total ReturnE,F	57.78%	(10.66)%	1.82%	7.18%
Ratios to Average Net AssetsG,H
Expenses before reductions	.64%	.64%	.64%	.65%I,J
Expenses net of fee waivers, if any	.64%	.64%	.64%	.65%I,J
Expenses net of all reductions	.64%	.64%	.64%	.65%I,J
Net investment income (loss)	1.06%	1.63%	1.48%	2.04%I
Supplemental Data
Net assets, end of period (000 omitted)	$8,727,043	$5,952,708	$6,982,416	$7,475,339
Portfolio turnover rateK	21%	27%	18%	16%L

 A For the period July 20, 2017 (commencement of sale of shares) to March 31, 2018.

 B Calculated based on average shares outstanding during the period.

 C Amount represents less than $.005 per share.

 D Total distributions per share do not sum due to rounding.

 E Total returns for periods of less than one year are not annualized.

 F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 G Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 I Annualized

 J On certain classes, the size and fluctuation of net assets and expense amounts may cause ratios to differ from contractual rates.

 K Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

 L The portfolio turnover rate does not include the assets acquired in the merger.

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom 2050 Fund Class K6

Years ended March 31,	2021	2020	2019	2018 A
Selected Per–Share Data
Net asset value, beginning of period	$9.59	$11.49	$12.15	$11.40
Income from Investment Operations
Net investment income (loss)B	.15	.20	.19	.14
Net realized and unrealized gain (loss)	5.26	(1.28)	(.01)	.96
Total from investment operations	5.41	(1.08)	.18	1.10
Distributions from net investment income	(.17)	(.21)	(.21)	(.16)
Distributions from net realized gain	(.53)	(.61)	(.63)	(.19)
Total distributions	(.70)	(.82)	(.84)	(.35)
Net asset value, end of period	$14.30	$9.59	$11.49	$12.15
Total ReturnC,D	57.97%	(10.49)%	1.96%	9.65%
Ratios to Average Net AssetsE,F
Expenses before reductions	.49%	.49%	.50%G	.50%G,H
Expenses net of fee waivers, if any	.49%	.49%	.50%G	.50%G,H
Expenses net of all reductions	.49%	.49%	.50%G	.50%G,H
Net investment income (loss)	1.21%	1.78%	1.62%	1.42%H
Supplemental Data
Net assets, end of period (000 omitted)	$2,710,752	$1,486,348	$1,184,606	$327,591
Portfolio turnover rateI	21%	27%	18%	16%J

 A For the period June 7, 2017 (commencement of sale of shares) to March 31, 2018.

 B Calculated based on average shares outstanding during the period.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 G On certain classes, the size and fluctuation of net assets and expense amounts may cause ratios to differ from contractual rates.

 H Annualized

 I Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

 J The portfolio turnover rate does not include the assets acquired in the merger.

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom® 2055 Fund

Investment Summary (Unaudited)

The information in the following tables is based on the direct investments of the Fund.

Top Holdings as of March 31, 2021

% of fund's net assets
Fidelity Series Emerging Markets Opportunities Fund	14.3
Fidelity Series Intrinsic Opportunities Fund	8.0
Fidelity Series Growth Company Fund	8.0
Fidelity Series Large Cap Stock Fund	7.0
Fidelity Series Overseas Fund	6.8
Fidelity Series International Growth Fund	6.8
Fidelity Series International Value Fund	6.8
Fidelity Series Stock Selector Large Cap Value Fund	5.9
Fidelity Series Value Discovery Fund	4.5
Fidelity Series Opportunistic Insights Fund	4.1
72.2

Asset Allocation (% of fund's net assets)

Period end
Domestic Equity Funds	51.8%
International Equity Funds	40.8%
Bond Funds	6.6%
Short-Term Funds	0.9%
Net Other Assets (Liabilities)*	(0.1)%

 * Net Other Assets (Liabilities) are not included in the pie chart

Domestic Equity Funds category includes Fidelity Series Commodity Strategy Fund which invests in commodity-related investments.

Fidelity Freedom® 2055 Fund

Schedule of Investments March 31, 2021

Showing Percentage of Net Assets

U.S. Treasury Obligations - 0.0%
	Principal Amount	Value
U.S. Treasury Bills, yield at date of purchase 0.02% to 0.08% 4/1/21 to 6/17/21
(Cost $3,289,956)	3,290,000	3,289,976
	Shares	Value

Domestic Equity Funds - 51.8%
Fidelity Series All-Sector Equity Fund (a)	14,452,613	$169,529,154
Fidelity Series Blue Chip Growth Fund (a)	15,448,009	268,949,843
Fidelity Series Commodity Strategy Fund (a)	48,531,658	237,805,122
Fidelity Series Growth Company Fund (a)	29,319,900	686,378,848
Fidelity Series Intrinsic Opportunities Fund (a)	31,929,992	689,049,233
Fidelity Series Large Cap Stock Fund (a)	32,648,276	602,360,701
Fidelity Series Large Cap Value Index Fund (a)	15,115,825	222,051,467
Fidelity Series Opportunistic Insights Fund (a)	17,295,189	351,611,195
Fidelity Series Small Cap Discovery Fund (a)	5,212,859	75,377,936
Fidelity Series Small Cap Opportunities Fund (a)	14,225,643	252,078,397
Fidelity Series Stock Selector Large Cap Value Fund (a)	35,682,972	509,196,016
Fidelity Series Value Discovery Fund (a)	24,597,056	391,585,133
TOTAL DOMESTIC EQUITY FUNDS
(Cost $3,387,552,429)		4,455,973,045

International Equity Funds - 40.8%
Fidelity Series Canada Fund (a)	16,301,540	208,170,665
Fidelity Series Emerging Markets Fund (a)	11,659,000	136,293,715
Fidelity Series Emerging Markets Opportunities Fund (a)	47,929,486	1,229,870,619
Fidelity Series International Growth Fund (a)	32,515,161	583,321,985
Fidelity Series International Small Cap Fund (a)	8,841,790	183,201,891
Fidelity Series International Value Fund (a)	53,751,976	583,208,942
Fidelity Series Overseas Fund (a)	46,334,953	584,283,758
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $2,736,338,990)		3,508,351,575

Bond Funds - 6.6%
Fidelity Series Emerging Markets Debt Fund (a)	5,120,784	46,496,716
Fidelity Series Emerging Markets Debt Local Currency Fund (a)	1,512,480	15,155,047
Fidelity Series Floating Rate High Income Fund (a)	968,497	8,900,484
Fidelity Series High Income Fund (a)	5,699,439	53,460,742
Fidelity Series Inflation-Protected Bond Index Fund (a)	15,921,397	170,995,799
Fidelity Series International Credit Fund (a)	196,472	1,960,786
Fidelity Series Investment Grade Bond Fund (a)	320,472	3,695,040
Fidelity Series Long-Term Treasury Bond Index Fund (a)	29,664,269	234,347,727
Fidelity Series Real Estate Income Fund (a)	2,961,384	32,723,293
TOTAL BOND FUNDS
(Cost $590,136,600)		567,735,634

Short-Term Funds - 0.9%
Fidelity Cash Central Fund 0.06% (b)	3,683,647	3,684,383
Fidelity Series Government Money Market Fund 0.08% (a)(c)	56,774,094	56,774,094
Fidelity Series Short-Term Credit Fund (a)	1,175,909	11,958,990
TOTAL SHORT-TERM FUNDS
(Cost $72,142,182)		72,417,467
TOTAL INVESTMENT IN SECURITIES - 100.1%
(Cost $6,789,460,157)		8,607,767,697
NET OTHER ASSETS (LIABILITIES) - (0.1)%		(4,475,953)
NET ASSETS - 100%		$8,603,291,744

Legend

 (a) Affiliated Fund

 (b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

 (c) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$13,676
Total	$13,676

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable.

Affiliated Underlying Funds

Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds, excluding any Money Market Central Funds, is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur.

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Fidelity Series All-Sector Equity Fund.	$102,538,772	$33,405,591	$17,522,878	$18,208,464	$96,019	$51,011,650	$169,529,154
Fidelity Series Blue Chip Growth Fund	187,507,223	117,683,997	108,160,908	82,728,514	13,173,359	58,746,172	268,949,843
Fidelity Series Canada Fund	102,272,824	53,837,481	15,242,660	3,778,671	(386,082)	67,689,102	208,170,665
Fidelity Series Commodity Strategy Fund	174,824,429	72,783,457	61,060,492	811,166	(12,038,160)	63,295,888	237,805,122
Fidelity Series Emerging Markets Debt Fund	32,851,788	12,810,648	3,150,800	1,923,104	8,473	3,976,607	46,496,716
Fidelity Series Emerging Markets Debt Local Currency Fund	--	15,769,400	414,428	207,910	(5,925)	(194,000)	15,155,047
Fidelity Series Emerging Markets Fund	61,312,985	38,766,920	12,394,056	1,733,228	227,964	48,379,902	136,293,715
Fidelity Series Emerging Markets Opportunities Fund	575,818,721	317,662,635	98,998,109	33,454,154	2,666,906	432,720,466	1,229,870,619
Fidelity Series Floating Rate High Income Fund	6,830,635	1,815,560	743,656	346,449	(3,330)	1,001,275	8,900,484
Fidelity Series Government Money Market Fund 0.08%	156,431,430	93,460,957	193,118,293	175,622	--	--	56,774,094
Fidelity Series Growth Company Fund	385,995,184	246,600,187	137,302,897	153,359,399	21,332,930	169,753,444	686,378,848
Fidelity Series High Income Fund	40,185,395	11,414,744	3,782,915	2,591,548	(10,433)	5,653,951	53,460,742
Fidelity Series Inflation-Protected Bond Index Fund	111,702,784	72,811,017	21,087,280	1,991,630	3,834	7,565,444	170,995,799
Fidelity Series International Credit Fund	1,751,504	134,666	--	134,666	--	74,616	1,960,786
Fidelity Series International Growth Fund	438,016,794	179,329,658	131,739,142	77,274,648	500,116	97,214,559	583,321,985
Fidelity Series International Small Cap Fund	104,814,991	30,967,261	11,819,754	1,377,259	401,978	58,837,415	183,201,891
Fidelity Series International Value Fund	392,001,352	84,219,065	96,754,832	15,273,349	(3,412,233)	207,155,590	583,208,942
Fidelity Series Intrinsic Opportunities Fund	428,771,865	87,622,130	129,625,495	26,213,322	8,843,227	293,437,506	689,049,233
Fidelity Series Investment Grade Bond Fund	--	3,908,284	105,951	26,564	(799)	(106,494)	3,695,040
Fidelity Series Large Cap Stock Fund	380,465,209	102,154,097	94,778,663	28,417,268	4,125,290	210,394,768	602,360,701
Fidelity Series Large Cap Value Index Fund	104,497,485	74,399,264	25,705,080	4,259,421	899,562	67,960,236	222,051,467
Fidelity Series Long-Term Treasury Bond Index Fund	127,521,685	178,264,946	18,695,511	19,005,617	901,937	(53,645,330)	234,347,727
Fidelity Series Opportunistic Insights Fund	212,381,565	112,896,875	44,051,757	46,221,133	2,010,341	68,374,171	351,611,195
Fidelity Series Overseas Fund	363,239,177	103,841,471	55,409,607	5,978,768	(1,338,500)	173,951,217	584,283,758
Fidelity Series Real Estate Income Fund	22,180,819	6,456,182	3,137,502	1,727,755	(135,712)	7,359,506	32,723,293
Fidelity Series Short-Term Credit Fund	11,112,065	6,653,327	6,114,347	277,412	(23,181)	331,126	11,958,990
Fidelity Series Small Cap Discovery Fund	42,663,266	8,529,537	15,363,298	1,882,385	625,446	38,922,985	75,377,936
Fidelity Series Small Cap Opportunities Fund	148,454,980	26,293,968	35,256,443	4,779,304	2,653,544	109,932,348	252,078,397
Fidelity Series Stock Selector Large Cap Value Fund	279,158,612	113,615,339	68,251,507	10,446,850	2,090,373	182,583,199	509,196,016
Fidelity Series Value Discovery Fund	207,654,815	88,501,719	44,443,518	7,779,181	2,439,182	137,432,935	391,585,133
	$5,202,958,354	$2,296,610,383	$1,454,231,779	$552,384,761	$45,646,126	$2,509,810,254	$8,600,793,338

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of March 31, 2021, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Other Short-Term Investments	$3,289,976	$--	$3,289,976	$--
Domestic Equity Funds	4,455,973,045	4,455,973,045	--	--
International Equity Funds	3,508,351,575	3,508,351,575	--	--
Bond Funds	567,735,634	567,735,634	--	--
Short-Term Funds	72,417,467	72,417,467	--	--
Total Investments in Securities:	$8,607,767,697	$8,604,477,721	$3,289,976	$--

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom® 2055 Fund

Financial Statements

Statement of Assets and Liabilities

		March 31, 2021
Assets
Investment in securities, at value — See accompanying schedule: Unaffiliated issuers (cost $3,289,956)	$3,289,976
Fidelity Central Funds (cost $3,684,264)	3,684,383
Other affiliated issuers (cost $6,782,485,937)	8,600,793,338
Total Investment in Securities (cost $6,789,460,157)		$8,607,767,697
Receivable for investments sold		105,269,675
Receivable for fund shares sold		61,725,364
Distributions receivable from Fidelity Central Funds		210
Receivable for daily variation margin on futures contracts		125,077
Total assets		8,774,888,023
Liabilities
Payable for investments purchased	$112,595,622
Payable for fund shares redeemed	54,399,554
Accrued management fee	4,601,103
Total liabilities		171,596,279
Net Assets		$8,603,291,744
Net Assets consist of:
Paid in capital		$6,455,055,267
Total accumulated earnings (loss)		2,148,236,477
Net Assets		$8,603,291,744
Net Asset Value and Maximum Offering Price
Fidelity Freedom 2055 Fund:
Net Asset Value, offering price and redemption price per share ($2,561,622,469 ÷ 155,638,845 shares)		$16.46
Class K:
Net Asset Value, offering price and redemption price per share ($4,567,253,411 ÷ 277,582,943 shares)		$16.45
Class K6:
Net Asset Value, offering price and redemption price per share ($1,474,415,864 ÷ 89,722,471 shares)		$16.43

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Year ended March 31, 2021
Investment Income
Dividends:
Affiliated issuers		$121,435,746
Interest		13,093
Income from Fidelity Central Funds		13,676
Total income		121,462,515
Expenses
Management fee	$45,944,082
Independent trustees' fees and expenses	19,657
Total expenses before reductions	45,963,739
Expense reductions	(65)
Total expenses after reductions		45,963,674
Net investment income (loss)		75,498,841
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Fidelity Central Funds	(1,626)
Other affiliated issuers	45,646,363
Futures contracts	(4,194,493)
Capital gain distributions from underlying funds:
Affiliated issuers	430,949,015
Total net realized gain (loss)		472,399,259
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers	(6,203)
Fidelity Central Funds	(614)
Other affiliated issuers	2,509,810,254
Futures contracts	(383,434)
Total change in net unrealized appreciation (depreciation)		2,509,420,003
Net gain (loss)		2,981,819,262
Net increase (decrease) in net assets resulting from operations		$3,057,318,103

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Year ended March 31, 2021	Year ended March 31, 2020
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$75,498,841	$92,538,767
Net realized gain (loss)	472,399,259	213,853,629
Change in net unrealized appreciation (depreciation)	2,509,420,003	(957,737,314)
Net increase (decrease) in net assets resulting from operations	3,057,318,103	(651,344,918)
Distributions to shareholders	(325,870,637)	(364,707,384)
Share transactions - net increase (decrease)	641,326,242	1,076,025,735
Total increase (decrease) in net assets	3,372,773,708	59,973,433
Net Assets
Beginning of period	5,230,518,036	5,170,544,603
End of period	$8,603,291,744	$5,230,518,036

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Freedom 2055 Fund

Years ended March 31,	2021	2020	2019	2018	2017
Selected Per–Share Data
Net asset value, beginning of period	$10.95	$13.10	$13.70	$12.41	$11.08
Income from Investment Operations
Net investment income (loss)A	.14	.20	.19	.14	.17
Net realized and unrealized gain (loss)	6.02	(1.49)	–B	1.64	1.57
Total from investment operations	6.16	(1.29)	.19	1.78	1.74
Distributions from net investment income	(.16)	(.20)	(.19)	(.15)	(.16)
Distributions from net realized gain	(.50)	(.66)	(.60)	(.34)	(.25)
Total distributions	(.65)C	(.86)	(.79)	(.49)	(.41)
Net asset value, end of period	$16.46	$10.95	$13.10	$13.70	$12.41
Total ReturnD	57.70%	(10.85)%	1.73%	14.49%	16.17%
Ratios to Average Net AssetsE,F
Expenses before reductions	.75%	.75%	.75%	.64%G	- %H
Expenses net of fee waivers, if any	.75%	.75%	.75%	.64%G	-%
Expenses net of all reductions	.75%	.75%	.75%	.64%G	-%
Net investment income (loss)	.97%	1.54%	1.40%	1.06%	1.46%
Supplemental Data
Net assets, end of period (000 omitted)	$2,561,622	$1,500,450	$1,490,393	$1,265,311	$922,284
Portfolio turnover rateI	21%	25%	18%	15%J	18%

 A Calculated based on average shares outstanding during the period.

 B Amount represents less than $.005 per share.

 C Total distributions per share do not sum due to rounding.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 G On certain classes, the size and fluctuation of net assets and expense amounts may cause ratios to differ from contractual rates.

 H Amount represents less than .005%.

 I Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

 J The portfolio turnover rate does not include the assets acquired in the merger.

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom 2055 Fund Class K

Years ended March 31,	2021	2020	2019	2018 A
Selected Per–Share Data
Net asset value, beginning of period	$10.95	$13.09	$13.69	$13.11
Income from Investment Operations
Net investment income (loss)B	.15	.21	.20	.19
Net realized and unrealized gain (loss)	6.01	(1.48)	–C	.76
Total from investment operations	6.16	(1.27)	.20	.95
Distributions from net investment income	(.17)	(.21)	(.20)	(.17)
Distributions from net realized gain	(.50)	(.66)	(.60)	(.20)
Total distributions	(.66)D	(.87)	(.80)	(.37)
Net asset value, end of period	$16.45	$10.95	$13.09	$13.69
Total ReturnE,F	57.70%	(10.70)%	1.84%	7.26%
Ratios to Average Net AssetsG,H
Expenses before reductions	.64%	.64%	.64%	.65%I,J
Expenses net of fee waivers, if any	.64%	.64%	.64%	.65%I,J
Expenses net of all reductions	.64%	.64%	.64%	.65%I,J
Net investment income (loss)	1.07%	1.64%	1.50%	2.01%I
Supplemental Data
Net assets, end of period (000 omitted)	$4,567,253	$2,984,272	$3,138,528	$2,992,599
Portfolio turnover rateK	21%	25%	18%	15%L

 A For the period July 20, 2017 (commencement of sale of shares) to March 31, 2018.

 B Calculated based on average shares outstanding during the period.

 C Amount represents less than $.005 per share.

 D Total distributions per share do not sum due to rounding.

 E Total returns for periods of less than one year are not annualized.

 F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 G Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 I Annualized

 J On certain classes, the size and fluctuation of net assets and expense amounts may cause ratios to differ from contractual rates.

 K Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

 L The portfolio turnover rate does not include the assets acquired in the merger.

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom 2055 Fund Class K6

Years ended March 31,	2021	2020	2019	2018 A
Selected Per–Share Data
Net asset value, beginning of period	$10.93	$13.08	$13.70	$12.83
Income from Investment Operations
Net investment income (loss)B	.17	.23	.21	.16
Net realized and unrealized gain (loss)	6.01	(1.48)	–C	1.09
Total from investment operations	6.18	(1.25)	.21	1.25
Distributions from net investment income	(.19)	(.23)	(.23)	(.17)
Distributions from net realized gain	(.50)	(.67)	(.60)	(.20)
Total distributions	(.68)D	(.90)	(.83)	(.38)D
Net asset value, end of period	$16.43	$10.93	$13.08	$13.70
Total ReturnE,F	58.01%	(10.61)%	1.97%	9.70%
Ratios to Average Net AssetsG,H
Expenses before reductions	.49%	.49%	.50%I	.50%I,J
Expenses net of fee waivers, if any	.49%	.49%	.50%I	.50%I,J
Expenses net of all reductions	.49%	.49%	.50%I	.50%I,J
Net investment income (loss)	1.22%	1.79%	1.65%	1.43%J
Supplemental Data
Net assets, end of period (000 omitted)	$1,474,416	$745,795	$541,624	$135,481
Portfolio turnover rateK	21%	25%	18%	15%L

 A For the period June 7, 2017 (commencement of sale of shares) to March 31, 2018.

 B Calculated based on average shares outstanding during the period.

 C Amount represents less than $.005 per share.

 D Total distributions per share do not sum due to rounding.

 E Total returns for periods of less than one year are not annualized.

 F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 G Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 I On certain classes, the size and fluctuation of net assets and expense amounts may cause ratios to differ from contractual rates.

 J Annualized

 K Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

 L The portfolio turnover rate does not include the assets acquired in the merger.

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom® 2060 Fund

Investment Summary (Unaudited)

The information in the following tables is based on the direct investments of the Fund.

Top Holdings as of March 31, 2021

% of fund's net assets
Fidelity Series Emerging Markets Opportunities Fund	14.3
Fidelity Series Intrinsic Opportunities Fund	8.0
Fidelity Series Growth Company Fund	8.0
Fidelity Series Large Cap Stock Fund	7.0
Fidelity Series Overseas Fund	6.8
Fidelity Series International Growth Fund	6.8
Fidelity Series International Value Fund	6.8
Fidelity Series Stock Selector Large Cap Value Fund	5.9
Fidelity Series Value Discovery Fund	4.5
Fidelity Series Opportunistic Insights Fund	4.1
72.2

Asset Allocation (% of fund's net assets)

Period end
Domestic Equity Funds	51.8%
International Equity Funds	40.8%
Bond Funds	6.6%
Short-Term Funds	0.8%
Short-Term Investments	0.1%
Net Other Assets (Liabilities)*	(0.1)%

 * Net Other Assets (Liabilities) are not included in the pie chart

Domestic Equity Funds category includes Fidelity Series Commodity Strategy Fund which invests in commodity-related investments.

Fidelity Freedom® 2060 Fund

Schedule of Investments March 31, 2021

Showing Percentage of Net Assets

U.S. Treasury Obligations - 0.1%
	Principal Amount	Value
U.S. Treasury Bills, yield at date of purchase 0.02% to 0.08% 4/1/21 to 6/17/21
(Cost $1,169,983)	1,170,000	1,169,990
	Shares	Value

Domestic Equity Funds - 51.8%
Fidelity Series All-Sector Equity Fund (a)	5,283,400	$61,974,277
Fidelity Series Blue Chip Growth Fund (a)	5,647,299	98,319,479
Fidelity Series Commodity Strategy Fund (a)	17,757,026	87,009,427
Fidelity Series Growth Company Fund (a)	10,718,379	250,917,244
Fidelity Series Intrinsic Opportunities Fund (a)	11,672,744	251,897,810
Fidelity Series Large Cap Stock Fund (a)	11,935,269	220,205,711
Fidelity Series Large Cap Value Index Fund (a)	5,525,935	81,175,981
Fidelity Series Opportunistic Insights Fund (a)	6,322,578	128,538,017
Fidelity Series Small Cap Discovery Fund (a)	1,905,676	27,556,071
Fidelity Series Small Cap Opportunities Fund (a)	5,200,434	92,151,690
Fidelity Series Stock Selector Large Cap Value Fund (a)	13,044,740	186,148,436
Fidelity Series Value Discovery Fund (a)	8,992,001	143,152,658
TOTAL DOMESTIC EQUITY FUNDS
(Cost $1,310,992,704)		1,629,046,801

International Equity Funds - 40.8%
Fidelity Series Canada Fund (a)	5,959,369	76,101,144
Fidelity Series Emerging Markets Fund (a)	4,265,515	49,863,873
Fidelity Series Emerging Markets Opportunities Fund (a)	17,523,418	449,650,916
Fidelity Series International Growth Fund (a)	11,886,429	213,242,533
Fidelity Series International Small Cap Fund (a)	3,234,048	67,009,481
Fidelity Series International Value Fund (a)	19,653,243	213,237,689
Fidelity Series Overseas Fund (a)	16,938,406	213,593,299
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $1,041,507,422)		1,282,698,935

Bond Funds - 6.6%
Fidelity Series Emerging Markets Debt Fund (a)	1,874,559	17,020,992
Fidelity Series Emerging Markets Debt Local Currency Fund (a)	556,706	5,578,196
Fidelity Series Floating Rate High Income Fund (a)	355,838	3,270,149
Fidelity Series High Income Fund (a)	2,089,688	19,601,276
Fidelity Series Inflation-Protected Bond Index Fund (a)	5,834,297	62,660,351
Fidelity Series International Credit Fund (a)	28,819	287,610
Fidelity Series Investment Grade Bond Fund (a)	116,410	1,342,213
Fidelity Series Long-Term Treasury Bond Index Fund (a)	10,849,951	85,714,612
Fidelity Series Real Estate Income Fund (a)	1,082,588	11,962,599
TOTAL BOND FUNDS
(Cost $215,791,951)		207,437,998

Short-Term Funds - 0.8%
Fidelity Cash Central Fund 0.06% (b)	1,156,505	1,156,736
Fidelity Series Government Money Market Fund 0.08% (a)(c)	20,754,237	20,754,237
Fidelity Series Short-Term Credit Fund (a)	429,667	4,369,718
TOTAL SHORT-TERM FUNDS
(Cost $26,187,122)		26,280,691
TOTAL INVESTMENT IN SECURITIES - 100.1%
(Cost $2,595,649,182)		3,146,634,415
NET OTHER ASSETS (LIABILITIES) - (0.1)%		(1,581,215)
NET ASSETS - 100%		$3,145,053,200

Legend

 (a) Affiliated Fund

 (b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

 (c) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$4,018
Total	$4,018

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable.

Affiliated Underlying Funds

Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds, excluding any Money Market Central Funds, is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur.

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Fidelity Series All-Sector Equity Fund	$31,611,245	$18,266,146	$4,503,917	$6,382,448	$36,812	$16,563,991	$61,974,277
Fidelity Series Blue Chip Growth Fund	57,857,745	50,396,847	32,491,968	27,908,107	2,070,636	20,486,219	98,319,479
Fidelity Series Canada Fund	31,737,865	25,976,580	4,293,624	1,297,060	(134,112)	22,814,435	76,101,144
Fidelity Series Commodity Strategy Fund	54,009,017	33,810,506	18,026,738	271,084	(3,278,696)	20,495,338	87,009,427
Fidelity Series Emerging Markets Debt Fund	10,149,712	6,374,526	728,271	647,875	1,974	1,223,051	17,020,992
Fidelity Series Emerging Markets Debt Local Currency Fund	--	5,764,639	101,325	73,039	(1,831)	(83,287)	5,578,196
Fidelity Series Emerging Markets Fund	18,962,022	18,193,409	3,322,227	594,953	(45,493)	16,076,162	49,863,873
Fidelity Series Emerging Markets Opportunities Fund	177,933,485	153,887,411	25,322,250	11,482,814	(100,844)	143,253,114	449,650,916
Fidelity Series Floating Rate High Income Fund	2,214,978	963,995	252,387	122,350	(7,282)	350,845	3,270,149
Fidelity Series Government Money Market Fund 0.08%	48,201,151	34,762,711	62,209,625	57,570	--	--	20,754,237
Fidelity Series Growth Company Fund	119,069,908	110,498,845	38,125,604	52,734,540	1,543,923	57,930,172	250,917,244
Fidelity Series High Income Fund	12,409,675	6,248,478	873,656	875,275	18,498	1,798,281	19,601,276
Fidelity Series Inflation-Protected Bond Index Fund	34,500,453	31,245,039	5,516,235	684,513	(2,800)	2,433,894	62,660,351
Fidelity Series International Credit Fund	256,913	19,752	--	19,753	--	10,945	287,610
Fidelity Series International Growth Fund	135,174,776	84,832,950	37,449,428	26,526,941	(747,573)	31,431,808	213,242,533
Fidelity Series International Small Cap Fund	32,381,643	17,673,142	2,577,994	472,544	81,371	19,451,319	67,009,481
Fidelity Series International Value Fund	121,040,970	51,478,464	27,449,830	5,241,019	177,867	67,990,218	213,237,689
Fidelity Series Intrinsic Opportunities Fund	132,374,559	57,363,149	39,861,928	8,922,835	1,654,436	100,367,594	251,897,810
Fidelity Series Investment Grade Bond Fund	--	1,401,915	22,961	9,458	(224)	(36,517)	1,342,213
Fidelity Series Large Cap Stock Fund	117,522,100	58,928,584	28,557,561	9,517,841	302,831	72,009,757	220,205,711
Fidelity Series Large Cap Value Index Fund	32,282,005	33,005,221	7,411,137	1,465,628	56,008	23,243,884	81,175,981
Fidelity Series Long-Term Treasury Bond Index Fund	39,383,216	69,505,708	4,804,178	6,428,343	325,298	(18,695,432)	85,714,612
Fidelity Series Opportunistic Insights Fund	65,527,077	52,744,635	11,759,112	15,984,674	(125,249)	22,150,666	128,538,017
Fidelity Series Overseas Fund	112,154,305	59,628,527	14,878,878	2,053,200	(359,101)	57,048,446	213,593,299
Fidelity Series Real Estate Income Fund	6,964,826	3,382,964	821,075	595,208	(42,336)	2,478,220	11,962,599
Fidelity Series Short-Term Credit Fund	3,614,277	2,817,630	2,162,148	92,987	(8,279)	108,238	4,369,718
Fidelity Series Small Cap Discovery Fund	13,227,659	5,799,414	4,724,859	642,268	47,519	13,206,338	27,556,071
Fidelity Series Small Cap Opportunities Fund	45,909,405	18,294,278	9,751,372	1,629,082	319,494	37,379,885	92,151,690
Fidelity Series Stock Selector Large Cap Value Fund	86,302,866	58,357,590	20,805,350	3,594,872	378,004	61,915,326	186,148,436
Fidelity Series Value Discovery Fund	64,128,138	44,779,490	12,872,014	2,676,697	197,548	46,919,496	143,152,658
	$1,606,901,991	$1,116,402,545	$421,677,652	$189,004,978	$2,358,399	$840,322,406	$3,144,307,689

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of March 31, 2021, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Other Short-Term Investments	$1,169,990	$--	$1,169,990	$--
Domestic Equity Funds	1,629,046,801	1,629,046,801	--	--
International Equity Funds	1,282,698,935	1,282,698,935	--	--
Bond Funds	207,437,998	207,437,998	--	--
Short-Term Funds	26,280,691	26,280,691	--	--
Total Investments in Securities:	$3,146,634,415	$3,145,464,425	$1,169,990	$--

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom® 2060 Fund

Financial Statements

Statement of Assets and Liabilities

		March 31, 2021
Assets
Investment in securities, at value — See accompanying schedule: Unaffiliated issuers (cost $1,169,983)	$1,169,990
Fidelity Central Funds (cost $1,156,700)	1,156,736
Other affiliated issuers (cost $2,593,322,499)	3,144,307,689
Total Investment in Securities (cost $2,595,649,182)		$3,146,634,415
Cash		36,146
Receivable for investments sold		37,132,740
Receivable for fund shares sold		25,972,278
Distributions receivable from Fidelity Central Funds		70
Receivable for daily variation margin on futures contracts		44,682
Total assets		3,209,820,331
Liabilities
Payable for investments purchased	$42,252,037
Payable for fund shares redeemed	20,852,935
Accrued management fee	1,662,159
Total liabilities		64,767,131
Net Assets		$3,145,053,200
Net Assets consist of:
Paid in capital		$2,488,839,892
Total accumulated earnings (loss)		656,213,308
Net Assets		$3,145,053,200
Net Asset Value and Maximum Offering Price
Fidelity Freedom 2060 Fund:
Net Asset Value, offering price and redemption price per share ($891,301,239 ÷ 59,862,022 shares)		$14.89
Class K:
Net Asset Value, offering price and redemption price per share ($1,714,286,763 ÷ 115,216,112 shares)		$14.88
Class K6:
Net Asset Value, offering price and redemption price per share ($539,465,198 ÷ 36,276,296 shares)		$14.87

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Year ended March 31, 2021
Investment Income
Dividends:
Affiliated issuers		$41,455,123
Interest		4,061
Income from Fidelity Central Funds		4,018
Total income		41,463,202
Expenses
Management fee	$15,510,677
Independent trustees' fees and expenses	6,503
Total expenses before reductions	15,517,180
Expense reductions	(89)
Total expenses after reductions		15,517,091
Net investment income (loss)		25,946,111
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Fidelity Central Funds	(499)
Other affiliated issuers	2,358,399
Futures contracts	(1,389,595)
Capital gain distributions from underlying funds:
Affiliated issuers	147,549,855
Total net realized gain (loss)		148,518,160
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers	(1,853)
Fidelity Central Funds	(178)
Other affiliated issuers	840,322,406
Futures contracts	(129,691)
Total change in net unrealized appreciation (depreciation)		840,190,684
Net gain (loss)		988,708,844
Net increase (decrease) in net assets resulting from operations		$1,014,654,955

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Year ended March 31, 2021	Year ended March 31, 2020
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$25,946,111	$26,724,215
Net realized gain (loss)	148,518,160	59,495,234
Change in net unrealized appreciation (depreciation)	840,190,684	(296,150,113)
Net increase (decrease) in net assets resulting from operations	1,014,654,955	(209,930,664)
Distributions to shareholders	(98,835,588)	(94,869,567)
Share transactions - net increase (decrease)	613,987,503	631,151,652
Total increase (decrease) in net assets	1,529,806,870	326,351,421
Net Assets
Beginning of period	1,615,246,330	1,288,894,909
End of period	$3,145,053,200	$1,615,246,330

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Freedom 2060 Fund

Years ended March 31,	2021	2020	2019	2018	2017
Selected Per–Share Data
Net asset value, beginning of period	$9.87	$11.76	$12.20	$11.01	$9.78
Income from Investment Operations
Net investment income (loss)A	.13	.19	.17	.13	.16
Net realized and unrealized gain (loss)	5.43	(1.34)	.01	1.46	1.37
Total from investment operations	5.56	(1.15)	.18	1.59	1.53
Distributions from net investment income	(.15)	(.19)	(.16)	(.13)	(.13)
Distributions from net realized gain	(.39)	(.55)	(.45)	(.26)	(.17)
Total distributions	(.54)	(.74)	(.62)B	(.40)B	(.30)
Net asset value, end of period	$14.89	$9.87	$11.76	$12.20	$11.01
Total ReturnC	57.57%	(10.80)%	1.78%	14.50%	16.01%
Ratios to Average Net AssetsD,E
Expenses before reductions	.75%	.75%	.75%	.66%F	- %G
Expenses net of fee waivers, if any	.75%	.75%	.75%	.66%F	-%
Expenses net of all reductions	.75%	.75%	.75%	.66%F	-%
Net investment income (loss)	.99%	1.59%	1.46%	1.09%	1.54%
Supplemental Data
Net assets, end of period (000 omitted)	$891,301	$451,002	$367,472	$241,896	$116,155
Portfolio turnover rateH	18%	25%	16%	11%I	21%

 A Calculated based on average shares outstanding during the period.

 B Total distributions per share do not sum due to rounding.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 F On certain classes, the size and fluctuation of net assets and expense amounts may cause ratios to differ from contractual rates.

 G Amount represents less than .005%.

 H Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

 I The portfolio turnover rate does not include the assets acquired in the merger.

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom 2060 Fund Class K

Years ended March 31,	2021	2020	2019	2018 A
Selected Per–Share Data
Net asset value, beginning of period	$9.86	$11.74	$12.19	$11.65
Income from Investment Operations
Net investment income (loss)B	.14	.20	.19	.16
Net realized and unrealized gain (loss)	5.43	(1.34)	(.01)	.68
Total from investment operations	5.57	(1.14)	.18	.84
Distributions from net investment income	(.15)	(.19)	(.17)	(.15)
Distributions from net realized gain	(.39)	(.55)	(.45)	(.15)
Total distributions	(.55)C	(.74)	(.63)C	(.30)
Net asset value, end of period	$14.88	$9.86	$11.74	$12.19
Total ReturnD,E	57.77%	(10.66)%	1.80%	7.19%
Ratios to Average Net AssetsF,G
Expenses before reductions	.64%	.64%	.64%	.65%H,I
Expenses net of fee waivers, if any	.64%	.64%	.64%	.65%H,I
Expenses net of all reductions	.64%	.64%	.64%	.65%H,I
Net investment income (loss)	1.09%	1.69%	1.57%	1.92%H
Supplemental Data
Net assets, end of period (000 omitted)	$1,714,287	$933,551	$784,848	$549,158
Portfolio turnover rateJ	18%	25%	16%	11%K

 A For the period July 20, 2017 (commencement of sale of shares) to March 31, 2018.

 B Calculated based on average shares outstanding during the period.

 C Total distributions per share do not sum due to rounding.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 H Annualized

 I On certain classes, the size and fluctuation of net assets and expense amounts may cause ratios to differ from contractual rates.

 J Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

 K The portfolio turnover rate does not include the assets acquired in the merger.

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom 2060 Fund Class K6

Years ended March 31,	2021	2020	2019	2018 A
Selected Per–Share Data
Net asset value, beginning of period	$9.85	$11.75	$12.20	$11.40
Income from Investment Operations
Net investment income (loss)B	.16	.22	.20	.14
Net realized and unrealized gain (loss)	5.43	(1.35)	–C	.96
Total from investment operations	5.59	(1.13)	.20	1.10
Distributions from net investment income	(.17)	(.21)	(.20)	(.15)
Distributions from net realized gain	(.40)	(.56)	(.45)	(.15)
Total distributions	(.57)	(.77)	(.65)	(.30)
Net asset value, end of period	$14.87	$9.85	$11.75	$12.20
Total ReturnD,E	58.07%	(10.65)%	2.05%	9.65%
Ratios to Average Net AssetsF,G
Expenses before reductions	.49%	.49%	.50%H	.50%H,I
Expenses net of fee waivers, if any	.49%	.49%	.50%H	.50%H,I
Expenses net of all reductions	.49%	.49%	.50%H	.50%H,I
Net investment income (loss)	1.24%	1.84%	1.71%	1.44%I
Supplemental Data
Net assets, end of period (000 omitted)	$539,465	$230,693	$136,574	$26,888
Portfolio turnover rateJ	18%	25%	16%	11%K

 A For the period June 7, 2017 (commencement of sale of shares) to March 31, 2018.

 B Calculated based on average shares outstanding during the period.

 C Amount represents less than $.005 per share.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 H On certain classes, the size and fluctuation of net assets and expense amounts may cause ratios to differ from contractual rates.

 I Annualized

 J Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

 K The portfolio turnover rate does not include the assets acquired in the merger.

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom® 2065 Fund

Investment Summary (Unaudited)

The information in the following tables is based on the direct investments of the Fund.

Top Holdings as of March 31, 2021

% of fund's net assets
Fidelity Series Emerging Markets Opportunities Fund	14.3
Fidelity Series Intrinsic Opportunities Fund	8.0
Fidelity Series Growth Company Fund	8.0
Fidelity Series Large Cap Stock Fund	7.0
Fidelity Series Overseas Fund	6.8
Fidelity Series International Value Fund	6.8
Fidelity Series International Growth Fund	6.8
Fidelity Series Stock Selector Large Cap Value Fund	5.9
Fidelity Series Value Discovery Fund	4.5
Fidelity Series Opportunistic Insights Fund	4.1
72.2

Asset Allocation (% of fund's net assets)

Period end
Domestic Equity Funds	51.8%
International Equity Funds	40.8%
Bond Funds	6.6%
Short-Term Funds	0.8%

Domestic Equity Funds category includes Fidelity Series Commodity Strategy Fund which invests in commodity-related investments.

Fidelity Freedom® 2065 Fund

Schedule of Investments March 31, 2021

Showing Percentage of Net Assets

U.S. Treasury Obligations - 0.0%
	Principal Amount	Value
U.S. Treasury Bills, yield at date of purchase 0.02% to 0.08% 4/1/21 to 6/17/21
(Cost $99,998)	100,000	99,998
	Shares	Value

Domestic Equity Funds - 51.8%
Fidelity Series All-Sector Equity Fund (a)	378,695	$4,442,088
Fidelity Series Blue Chip Growth Fund (a)	404,780	7,047,212
Fidelity Series Commodity Strategy Fund (a)	1,274,266	6,243,904
Fidelity Series Growth Company Fund (a)	768,268	17,985,145
Fidelity Series Intrinsic Opportunities Fund (a)	836,677	18,055,480
Fidelity Series Large Cap Stock Fund (a)	855,483	15,783,653
Fidelity Series Large Cap Value Index Fund (a)	396,087	5,818,518
Fidelity Series Opportunistic Insights Fund (a)	453,179	9,213,137
Fidelity Series Small Cap Discovery Fund (a)	136,592	1,975,125
Fidelity Series Small Cap Opportunities Fund (a)	372,737	6,604,903
Fidelity Series Stock Selector Large Cap Value Fund (a)	935,020	13,342,731
Fidelity Series Value Discovery Fund (a)	644,525	10,260,844
TOTAL DOMESTIC EQUITY FUNDS
(Cost $100,812,808)		116,772,740

International Equity Funds - 40.8%
Fidelity Series Canada Fund (a)	427,120	5,454,318
Fidelity Series Emerging Markets Fund (a)	306,052	3,577,752
Fidelity Series Emerging Markets Opportunities Fund (a)	1,256,075	32,230,875
Fidelity Series International Growth Fund (a)	851,959	15,284,146
Fidelity Series International Small Cap Fund (a)	231,995	4,806,934
Fidelity Series International Value Fund (a)	1,409,001	15,287,661
Fidelity Series Overseas Fund (a)	1,214,057	15,309,254
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $81,370,789)		91,950,940

Bond Funds - 6.6%
Fidelity Series Emerging Markets Debt Fund (a)	134,771	1,223,719
Fidelity Series Emerging Markets Debt Local Currency Fund (a)	40,286	403,663
Fidelity Series Floating Rate High Income Fund (a)	25,993	238,877
Fidelity Series High Income Fund (a)	150,587	1,412,507
Fidelity Series Inflation-Protected Bond Index Fund (a)	417,830	4,487,492
Fidelity Series International Credit Fund (a)	4,607	45,977
Fidelity Series Investment Grade Bond Fund (a)	8,267	95,319
Fidelity Series Long-Term Treasury Bond Index Fund (a)	778,493	6,150,093
Fidelity Series Real Estate Income Fund (a)	77,593	857,406
TOTAL BOND FUNDS
(Cost $15,641,507)		14,915,053

Short-Term Funds - 0.8%
Fidelity Series Government Money Market Fund 0.08% (a)(b)	1,487,481	1,487,481
Fidelity Series Short-Term Credit Fund (a)	30,795	313,186
TOTAL SHORT-TERM FUNDS
(Cost $1,800,341)		1,800,667
TOTAL INVESTMENT IN SECURITIES - 100.0%
(Cost $199,725,443)		225,539,398
NET OTHER ASSETS (LIABILITIES) - 0.0%		(95,997)
NET ASSETS - 100%		$225,443,401

Legend

 (a) Affiliated Fund

 (b) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$25
Total	$25

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable.

Affiliated Underlying Funds

Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds, excluding any Money Market Central Funds, is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur.

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Fidelity Series All-Sector Equity Fund	$770,740	$3,204,590	$118,999	$361,705	$1,296	$584,461	$4,442,088
Fidelity Series Blue Chip Growth Fund	1,358,432	6,039,477	938,985	1,244,828	(66,016)	654,304	7,047,212
Fidelity Series Canada Fund	805,631	3,804,886	187,560	65,010	(5,758)	1,037,119	5,454,318
Fidelity Series Commodity Strategy Fund	1,367,541	4,733,847	605,495	11,044	(32,096)	780,107	6,243,904
Fidelity Series Emerging Markets Debt Fund	256,863	964,153	22,447	29,585	(1,034)	26,184	1,223,719
Fidelity Series Emerging Markets Debt Local Currency Fund	--	416,777	2,210	4,126	(11)	(10,893)	403,663
Fidelity Series Emerging Markets Fund	483,010	2,578,481	100,539	29,805	(4,461)	621,261	3,577,752
Fidelity Series Emerging Markets Opportunities Fund	4,457,914	22,898,888	528,299	574,909	(14,534)	5,416,906	32,230,875
Fidelity Series Floating Rate High Income Fund	61,682	200,208	37,212	6,033	(364)	14,563	238,877
Fidelity Series Government Money Market Fund 0.08%	1,376,575	2,823,635	2,712,729	2,244	--	--	1,487,481
Fidelity Series Growth Company Fund	2,774,005	14,647,610	767,721	2,688,731	(18,865)	1,350,116	17,985,145
Fidelity Series High Income Fund	305,753	1,079,245	33,174	40,121	110	60,573	1,412,507
Fidelity Series Inflation-Protected Bond Index Fund	838,992	3,658,963	89,141	34,988	60	78,618	4,487,492
Fidelity Series International Credit Fund	21,744	24,917	1,220	2,934	(18)	554	45,977
Fidelity Series International Growth Fund	3,291,556	12,094,787	918,016	1,329,200	(19,959)	835,778	15,284,146
Fidelity Series International Small Cap Fund	794,912	3,334,845	82,689	23,616	142	759,724	4,806,934
Fidelity Series International Value Fund	3,006,424	10,085,650	755,903	261,940	23,896	2,927,594	15,287,661
Fidelity Series Intrinsic Opportunities Fund	3,247,083	11,980,394	1,862,556	421,373	(11,596)	4,702,155	18,055,480
Fidelity Series Investment Grade Bond Fund	--	96,996	242	456	(1)	(1,434)	95,319
Fidelity Series Large Cap Stock Fund	2,891,456	10,882,379	1,298,229	404,000	(6,585)	3,314,632	15,783,653
Fidelity Series Large Cap Value Index Fund	788,891	4,298,111	352,774	74,542	1,648	1,082,642	5,818,518
Fidelity Series Long-Term Treasury Bond Index Fund	961,232	6,286,546	102,848	293,345	(2,413)	(992,424)	6,150,093
Fidelity Series Opportunistic Insights Fund	1,498,051	7,329,916	145,906	837,323	5,211	525,865	9,213,137
Fidelity Series Overseas Fund	2,892,263	10,688,181	467,918	103,150	(2,486)	2,199,214	15,309,254
Fidelity Series Real Estate Income Fund	172,497	646,971	65,304	27,351	(3,126)	106,368	857,406
Fidelity Series Short-Term Credit Fund	149,735	294,125	134,049	3,941	(505)	3,880	313,186
Fidelity Series Small Cap Discovery Fund	346,457	1,262,066	226,533	31,289	(3,661)	596,796	1,975,125
Fidelity Series Small Cap Opportunities Fund	1,161,992	4,157,333	349,616	77,917	510	1,634,684	6,604,903
Fidelity Series Stock Selector Large Cap Value Fund	2,188,378	9,333,245	1,050,680	182,843	(110)	2,871,898	13,342,731
Fidelity Series Value Discovery Fund	1,544,072	7,206,545	631,466	136,124	3,341	2,138,352	10,260,844
	$39,813,881	$167,053,767	$14,590,460	$9,304,473	$(157,385)	$33,319,597	$225,439,400

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of March 31, 2021, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Other Short-Term Investments	$99,998	$--	$99,998	$--
Domestic Equity Funds	116,772,740	116,772,740	--	--
International Equity Funds	91,950,940	91,950,940	--	--
Bond Funds	14,915,053	14,915,053	--	--
Short-Term Funds	1,800,667	1,800,667	--	--
Total Investments in Securities:	$225,539,398	$225,439,400	$99,998	$--

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom® 2065 Fund

Financial Statements

Statement of Assets and Liabilities

		March 31, 2021
Assets
Investment in securities, at value — See accompanying schedule: Unaffiliated issuers (cost $99,998)	$99,998
Affiliated issuers (cost $199,625,445)	225,439,400
Total Investment in Securities (cost $199,725,443)		$225,539,398
Cash		14,660
Receivable for investments sold		2,337,667
Receivable for fund shares sold		1,739,688
Distributions receivable from Fidelity Central Funds		1
Receivable for daily variation margin on futures contracts		2,039
Total assets		229,633,453
Liabilities
Payable for investments purchased	$3,132,991
Payable for fund shares redeemed	944,293
Accrued management fee	112,768
Total liabilities		4,190,052
Net Assets		$225,443,401
Net Assets consist of:
Paid in capital		$194,018,101
Total accumulated earnings (loss)		31,425,300
Net Assets		$225,443,401
Net Asset Value and Maximum Offering Price
Fidelity Freedom 2065 Fund:
Net Asset Value, offering price and redemption price per share ($68,875,925 ÷ 5,255,872 shares)		$13.10
Class K:
Net Asset Value, offering price and redemption price per share ($113,106,718 ÷ 8,627,129 shares)		$13.11
Class K6:
Net Asset Value, offering price and redemption price per share ($43,460,758 ÷ 3,310,203 shares)		$13.13

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Year ended March 31, 2021
Investment Income
Dividends:
Affiliated issuers		$2,008,460
Interest		66
Income from Fidelity Central Funds		25
Total income		2,008,551
Expenses
Management fee	$716,409
Independent trustees' fees and expenses	262
Total expenses		716,671
Net investment income (loss)		1,291,880
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Affiliated issuers	(157,385)
Futures contracts	(23,312)
Capital gain distributions from underlying funds:
Affiliated issuers	7,296,013
Total net realized gain (loss)		7,115,316
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Affiliated issuers	33,319,597
Total change in net unrealized appreciation (depreciation)		33,319,597
Net gain (loss)		40,434,913
Net increase (decrease) in net assets resulting from operations		$41,726,793

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Year ended March 31, 2021	For the period June 28, 2019 (commencement of operations) to March 31, 2020
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$1,291,880	$183,327
Net realized gain (loss)	7,115,316	229,886
Change in net unrealized appreciation (depreciation)	33,319,597	(7,505,642)
Net increase (decrease) in net assets resulting from operations	41,726,793	(7,092,429)
Distributions to shareholders	(2,946,544)	(262,520)
Share transactions - net increase (decrease)	146,850,140	47,167,961
Total increase (decrease) in net assets	185,630,389	39,813,012
Net Assets
Beginning of period	39,813,012	–
End of period	$225,443,401	$39,813,012

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Freedom 2065 Fund

Years ended March 31,	2021	2020 A
Selected Per–Share Data
Net asset value, beginning of period	$8.52	$10.00
Income from Investment Operations
Net investment income (loss)B	.12	.13
Net realized and unrealized gain (loss)	4.74	(1.46)
Total from investment operations	4.86	(1.33)
Distributions from net investment income	(.13)	(.12)
Distributions from net realized gain	(.15)	(.03)
Total distributions	(.28)	(.15)
Net asset value, end of period	$13.10	$8.52
Total ReturnC	57.49%	(13.60)%
Ratios to Average Net AssetsD,E
Expenses before reductions	.75%	.76%F,G
Expenses net of fee waivers, if any	.75%	.76%F,G
Expenses net of all reductions	.75%	.76%F,G
Net investment income (loss)	1.07%	1.71%F
Supplemental Data
Net assets, end of period (000 omitted)	$68,876	$13,332
Portfolio turnover rateH	13%	33%F

 A For the period June 28, 2019 (commencement of operations) to March 31, 2020.

 B Calculated based on average shares outstanding during the period.

 C Total returns for periods of less than one year are not annualized.

 D Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 F Annualized

 G On certain classes, the size and fluctuation of net assets and expense amounts may cause ratios to differ from contractual rates.

 H Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom 2065 Fund Class K

Years ended March 31,	2021	2020 A
Selected Per–Share Data
Net asset value, beginning of period	$8.52	$10.00
Income from Investment Operations
Net investment income (loss)B	.14	.13
Net realized and unrealized gain (loss)	4.74	(1.45)
Total from investment operations	4.88	(1.32)
Distributions from net investment income	(.13)	(.13)
Distributions from net realized gain	(.16)	(.03)
Total distributions	(.29)	(.16)
Net asset value, end of period	$13.11	$8.52
Total ReturnC	57.72%	(13.55)%
Ratios to Average Net AssetsD,E
Expenses before reductions	.64%	.65%F,G
Expenses net of fee waivers, if any	.64%	.65%F,G
Expenses net of all reductions	.64%	.65%F,G
Net investment income (loss)	1.18%	1.81%F
Supplemental Data
Net assets, end of period (000 omitted)	$113,107	$20,387
Portfolio turnover rateH	13%	33%F

 A For the period June 28, 2019 (commencement of operations) to March 31, 2020.

 B Calculated based on average shares outstanding during the period.

 C Total returns for periods of less than one year are not annualized.

 D Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 F Annualized

 G On certain classes, the size and fluctuation of net assets and expense amounts may cause ratios to differ from contractual rates.

 H Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

See accompanying notes which are an integral part of the financial statements.

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom 2065 Fund Class K6

Years ended March 31,	2021	2020 A
Selected Per–Share Data
Net asset value, beginning of period	$8.53	$10.00
Income from Investment Operations
Net investment income (loss)B	.15	.15
Net realized and unrealized gain (loss)	4.75	(1.46)
Total from investment operations	4.90	(1.31)
Distributions from net investment income	(.14)	(.13)
Distributions from net realized gain	(.16)	(.03)
Total distributions	(.30)	(.16)
Net asset value, end of period	$13.13	$8.53
Total ReturnC	57.93%	(13.43)%
Ratios to Average Net AssetsD,E
Expenses before reductions	.49%	.50%F,G
Expenses net of fee waivers, if any	.49%	.50%F,G
Expenses net of all reductions	.49%	.50%F,G
Net investment income (loss)	1.33%	1.97%F
Supplemental Data
Net assets, end of period (000 omitted)	$43,461	$6,094
Portfolio turnover rateH	13%	33%F

 A For the period June 28, 2019 (commencement of operations) to March 31, 2020.

 B Calculated based on average shares outstanding during the period.

 C Total returns for periods of less than one year are not annualized.

 D Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 F Annualized

 G On certain classes, the size and fluctuation of net assets and expense amounts may cause ratios to differ from contractual rates.

 H Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements

For the period ended March 31, 2021

1. Organization.

Fidelity Freedom Income Fund, Fidelity Freedom 2005 Fund, Fidelity Freedom 2010 Fund, Fidelity Freedom 2015 Fund, Fidelity Freedom 2020 Fund, Fidelity Freedom 2025 Fund, Fidelity Freedom 2030 Fund, Fidelity Freedom 2035 Fund, Fidelity Freedom 2040 Fund, Fidelity Freedom 2045 Fund, Fidelity Freedom 2050 Fund, Fidelity Freedom 2055 Fund, Fidelity Freedom 2060 Fund and Fidelity Freedom 2065 Fund (the Funds) are funds of Fidelity Aberdeen Street Trust (the Trust). The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Delaware statutory trust. Each Fund is authorized to issue an unlimited number of shares. Each Fund offers Fidelity Freedom, Class K and Class K6 shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class.

2. Investments in Fidelity Central Funds.

The Funds invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Funds' Schedules of Investments list each of the Fidelity Central Funds held as of period end, if any, as an investment of each Fund, but do not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, each Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date ranged from less than .005% to .01%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds, which are not covered by the Funds' Report of Independent Registered Public Accounting Firm, are available on the SEC website or upon request.

3. Significant Accounting Policies.

Each Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. Each Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds (ETFs) but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of each Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of each Fund's investments to the Fair Value Committee (the Committee) established by each Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, each Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees each Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing each Fund's investments and ratifies the fair value determinations of the Committee. Each Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value each Fund's investments by major category are as follows. Investments in open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy. Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances. The aggregate value of investments by input level as of March 31, 2021 is included at the end of each Fund's Schedule of Investments.

Investment Transactions and Income. For financial reporting purposes, the Funds' investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Income and capital gain distributions from any underlying mutual funds or exchange-traded funds (ETFs) are recorded on the ex-dividend date. Interest income is accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of each Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of each Fund. Each class differs with respect to fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of each Fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds (ETFs). Although not included in each Fund's expenses, each Fund indirectly bears its proportionate share of any underlying mutual funds or exchange-traded funds (ETFs) expenses through the impact of these expenses on each underlying mutual fund's or exchange-traded fund's (ETFs) NAV. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan) for certain Funds, certain independent Trustees have elected to defer receipt of a portion of their annual compensation. Deferred amounts are invested in affiliated mutual funds, are marked-to-market and remain in a fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees presented below are included in the accompanying Statement of Assets and Liabilities in other receivables and other payables and accrued expenses, as applicable.

Fidelity Freedom 2015 Fund	$ 1,516
Fidelity Freedom 2020 Fund	297,068
Fidelity Freedom 2025 Fund	293,214
Fidelity Freedom 2030 Fund	283,072
Fidelity Freedom 2035 Fund	132,822
Fidelity Freedom 2040 Fund	111,100
Fidelity Freedom 2045 Fund	107,107
Fidelity Freedom 2050 Fund	60,405

Income Tax Information and Distributions to Shareholders. Each year, each Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. As of March 31, 2021, each Fund did not have any unrecognized tax benefits in the financial statements; nor is each Fund aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. Each Fund files a U.S. federal tax return, in addition to state and local tax returns as required. Each Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to the short-term gain distributions from the Underlying Funds, futures contracts, deferred trustees compensation and losses deferred due to wash sales and excise tax regulations.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows for each Fund:

	Tax cost	Gross unrealized appreciation	Gross unrealized depreciation	Net unrealized appreciation (depreciation)
Fidelity Freedom Income Fund	$2,985,071,921	$347,853,591	$(13,489,136)	$334,364,455
Fidelity Freedom 2005 Fund	975,716,069	109,226,190	(6,285,179)	102,941,011
Fidelity Freedom 2010 Fund	4,841,791,754	765,430,025	(25,823,888)	739,606,137
Fidelity Freedom 2015 Fund	6,971,463,782	1,441,362,225	(41,133,507)	1,400,228,718
Fidelity Freedom 2020 Fund	21,266,118,974	5,153,310,326	(127,326,108)	5,025,984,218
Fidelity Freedom 2025 Fund	25,635,003,244	6,415,157,025	(191,682,447)	6,223,474,578
Fidelity Freedom 2030 Fund	30,531,485,380	8,680,390,168	(241,463,927)	8,438,926,241
Fidelity Freedom 2035 Fund	21,802,315,690	7,269,569,785	(180,063,757)	7,089,506,028
Fidelity Freedom 2040 Fund	21,211,696,711	8,067,288,677	(137,474,700)	7,929,813,977
Fidelity Freedom 2045 Fund	14,266,045,669	5,056,699,205	(92,589,961)	4,964,109,244
Fidelity Freedom 2050 Fund	12,636,148,162	4,380,560,292	(83,587,590)	4,296,972,702
Fidelity Freedom 2055 Fund	6,822,550,122	1,835,678,312	(50,460,737)	1,785,217,575
Fidelity Freedom 2060 Fund	2,611,230,667	555,399,075	(19,995,327)	535,403,748
Fidelity Freedom 2065 Fund	200,124,692	27,784,796	(2,370,090)	25,414,706

The tax-based components of distributable earnings as of period end were as follows for each Fund:

	Undistributed ordinary income	Undistributed long-term capital gain	Net unrealized appreciation (depreciation) on securities and other investments
Fidelity Freedom Income Fund	$2,465,082	$56,899,421	$334,364,455
Fidelity Freedom 2005 Fund	1,617,412	24,768,186	102,941,011
Fidelity Freedom 2010 Fund	5,782,433	184,768,555	739,606,137
Fidelity Freedom 2015 Fund	6,494,557	326,490,617	1,400,228,718
Fidelity Freedom 2020 Fund	15,320,964	1,149,772,853	5,025,984,218
Fidelity Freedom 2025 Fund	12,673,112	1,160,981,283	6,223,474,578
Fidelity Freedom 2030 Fund	6,020,897	1,577,591,904	8,438,926,241
Fidelity Freedom 2035 Fund	1	1,252,072,379	7,089,506,028
Fidelity Freedom 2040 Fund	–	1,343,382,141	7,929,813,977
Fidelity Freedom 2045 Fund	–	867,061,838	4,964,109,244
Fidelity Freedom 2050 Fund	–	751,840,756	4,296,972,702
Fidelity Freedom 2055 Fund	–	369,330,057	1,785,217,575
Fidelity Freedom 2060 Fund	–	122,666,554	535,403,748
Fidelity Freedom 2065 Fund	–	6,115,545	25,414,706

Certain of the Funds intend to elect to defer to the next fiscal year ordinary losses recognized during the period January 1, 2021 to March 31, 2021. Loss deferrals were as follows:

Ordinary Income
Fidelity Freedom 2035 Fund	$8,788,892
Fidelity Freedom 2040 Fund	22,619,949
Fidelity Freedom 2045 Fund	14,365,726
Fidelity Freedom 2050 Fund	12,643,267
Fidelity Freedom 2055 Fund	6,311,154
Fidelity Freedom 2060 Fund	1,856,996
Fidelity Freedom 2065 Fund	104,952

The tax character of distributions paid was as follows:

March 31, 2021
	Ordinary Income	Long-term Capital Gains	Total
Fidelity Freedom Income Fund	$71,312,815	$71,004,971	$142,317,786
Fidelity Freedom 2005 Fund	23,003,522	23,356,505	46,360,027
Fidelity Freedom 2010 Fund	116,009,370	214,165,962	330,175,332
Fidelity Freedom 2015 Fund	165,709,981	393,677,857	559,387,838
Fidelity Freedom 2020 Fund	487,538,847	1,300,136,260	1,787,675,107
Fidelity Freedom 2025 Fund	532,995,959	1,202,088,907	1,735,084,866
Fidelity Freedom 2030 Fund	640,118,252	1,640,388,981	2,280,507,233
Fidelity Freedom 2035 Fund	395,174,007	1,192,499,465	1,587,673,472
Fidelity Freedom 2040 Fund	358,962,734	1,172,440,253	1,531,402,987
Fidelity Freedom 2045 Fund	235,522,935	652,611,812	888,134,747
Fidelity Freedom 2050 Fund	204,407,623	561,391,982	765,799,605
Fidelity Freedom 2055 Fund	100,721,959	225,148,678	325,870,637
Fidelity Freedom 2060 Fund	35,889,709	62,945,879	98,835,588
Fidelity Freedom 2065 Fund	1,907,572	1,038,972	2,946,544

March 31, 2020
	Ordinary Income	Long-term Capital Gains	Total
Fidelity Freedom Income Fund	$74,452,842	$48,127,654	$122,580,496
Fidelity Freedom 2005 Fund	22,647,361	21,353,117	44,000,478
Fidelity Freedom 2010 Fund	130,318,508	195,859,522	326,178,030
Fidelity Freedom 2015 Fund	193,391,587	378,348,563	571,740,150
Fidelity Freedom 2020 Fund	617,418,507	1,161,684,273	1,779,102,780
Fidelity Freedom 2025 Fund	614,182,410	1,105,256,122	1,719,438,532
Fidelity Freedom 2030 Fund	689,868,781	1,585,765,958	2,275,634,739
Fidelity Freedom 2035 Fund	445,967,119	1,143,759,038	1,589,726,157
Fidelity Freedom 2040 Fund	446,627,446	1,141,361,550	1,587,988,996
Fidelity Freedom 2045 Fund	264,364,694	703,101,131	967,465,825
Fidelity Freedom 2050 Fund	231,178,276	600,607,111	831,785,387
Fidelity Freedom 2055 Fund	107,352,866	257,354,518	364,707,384
Fidelity Freedom 2060 Fund	31,895,828	62,973,739	94,869,567
Fidelity Freedom 2065 Fund(a)	240,602	21,918	262,520

 (a) For the period June 28, 2019 (commencement of operations) to March 31,2020.

4. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Funds' investment objective allows the Funds to enter into various types of derivative contracts, including futures contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Funds used derivatives to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Funds may not achieve their objectives.

The Funds' use of derivatives increased or decreased their exposure to the following risk:

Equity Risk	Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

The Funds are also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Funds will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Funds. Counterparty credit risk related to exchange-traded futures contracts may be mitigated by the protection provided by the exchange on which they trade.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. The Funds used futures contracts to manage their exposure to the stock market.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments (variation margin) are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin on futures contracts in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on futures contracts during the period is presented in the Statement of Operations.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The notional amount at value reflects each contract's exposure to the underlying instrument or index at period end.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities and U.S. government securities, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Freedom Income Fund	695,277,799	746,359,206
Fidelity Freedom 2005 Fund	310,999,710	283,878,765
Fidelity Freedom 2010 Fund	1,295,594,963	1,493,863,493
Fidelity Freedom 2015 Fund	2,058,625,396	2,442,614,575
Fidelity Freedom 2020 Fund	6,361,574,469	8,195,670,399
Fidelity Freedom 2025 Fund	7,957,275,167	7,347,657,529
Fidelity Freedom 2030 Fund	9,897,221,840	8,982,595,760
Fidelity Freedom 2035 Fund	6,944,597,739	5,891,308,097
Fidelity Freedom 2040 Fund	6,126,138,695	5,366,125,511
Fidelity Freedom 2045 Fund	4,337,886,684	3,371,996,389
Fidelity Freedom 2050 Fund	3,917,611,448	2,930,273,400
Fidelity Freedom 2055 Fund	2,296,610,383	1,454,231,779
Fidelity Freedom 2060 Fund	1,116,402,545	421,677,652
Fidelity Freedom 2065 Fund	167,053,767	14,590,460

6. Fees and Other Transactions with Affiliates.

Management Fee and Expense Contract. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Funds with investment management related services. Under the management contract, each Class of each Fund pays a monthly management fee that is set at an annual rate by referring to each Fund's target date, indicated by its name, such that the management fee rate applicable to each Class of each Fund is reduced as the fund approaches, and then passes, its target date. In addition, under the management contract, the investment adviser pays all ordinary operating expenses of each Fund, except fees and expenses of the independent Trustees, and certain miscellaneous expenses such as proxy and shareholder meeting expenses. For each Fund, with the exception of Fidelity Freedom 2065 Fund, the management fee is reduced by an amount equal to the fees and expenses paid by each Fund to the independent Trustees. For the reporting period, the total annual management fee rate for each Class of each Fund was as follows:

	Annual % of Class-Level Average Net Assets (Fidelity Freedom Class)	Annual % of Class-Level Average Net Assets (Classes K, K6)
Fidelity Freedom Income Fund	.465%	.415%
Fidelity Freedom 2005 Fund	.465%	.415%
Fidelity Freedom 2010 Fund	.508%	.448%
Fidelity Freedom 2015 Fund	.550%	.482%
Fidelity Freedom 2020 Fund	.593%	.517%
Fidelity Freedom 2025 Fund	.635%	.552%
Fidelity Freedom 2030 Fund	.678%	.587%
Fidelity Freedom 2035 Fund	.720%	.622%
Fidelity Freedom 2040 Fund	.746%	.643%
Fidelity Freedom 2045 Fund	.746%	.643%
Fidelity Freedom 2050 Fund	.746%	.643%
Fidelity Freedom 2055 Fund	.746%	.643%
Fidelity Freedom 2060 Fund	.746%	.643%
Fidelity Freedom 2065 Fund	.746%	.643%

Under the expense contract, the investment adviser pays class-level expenses for Class K6 of each Fund as necessary so that Class K6 total expenses do not exceed certain amounts of Class K6 average net assets on an annual basis with certain exceptions, as noted in the following table:

Annual % of Class-Level Average Net Assets (Class K6)
Fidelity Freedom Income Fund	.365%
Fidelity Freedom 2005 Fund	.365%
Fidelity Freedom 2010 Fund	.384%
Fidelity Freedom 2015 Fund	.404%
Fidelity Freedom 2020 Fund	.423%
Fidelity Freedom 2025 Fund	.443%
Fidelity Freedom 2030 Fund	.462%
Fidelity Freedom 2035 Fund	.481%
Fidelity Freedom 2040 Fund	.493%
Fidelity Freedom 2045 Fund	.493%
Fidelity Freedom 2050 Fund	.493%
Fidelity Freedom 2055 Fund	.493%
Fidelity Freedom 2060 Fund	.493%
Fidelity Freedom 2065 Fund	.493%

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

Other. During the period, the investment adviser reimbursed the Funds for certain losses, which are included in Net Realized Gain (Loss) in each Fund's accompanying Statement of Operations, as follows:

Amount
Fidelity Freedom 2010 Fund	$ 508
Fidelity Freedom 2015 Fund	4
Fidelity Freedom 2025 Fund	698
Fidelity Freedom 2035 Fund	45

7. Expense Reductions.

Through arrangements with each applicable Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce each applicable Fund's or class' expenses. All of the applicable expense reductions are noted in the table below.

Custodian credits
Fidelity Freedom Income Fund	$131
Fidelity Freedom 2005 Fund	104
Fidelity Freedom 2010 Fund	69
Fidelity Freedom 2015 Fund	89
Fidelity Freedom 2020 Fund	131
Fidelity Freedom 2025 Fund	21
Fidelity Freedom 2030 Fund	25
Fidelity Freedom 2035 Fund	49
Fidelity Freedom 2040 Fund	39
Fidelity Freedom 2045 Fund	37
Fidelity Freedom 2050 Fund	45
Fidelity Freedom 2055 Fund	65
Fidelity Freedom 2060 Fund	89

8. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Year ended March 31, 2021	Year ended March 31, 2020 (a)
Fidelity Freedom Income Fund
Distributions to shareholders
Fidelity Freedom Income Fund	$85,036,870	$72,007,586
Class K	47,068,955	43,479,313
Class K6	10,211,961	7,093,597
Total	$142,317,786	$122,580,496
Fidelity Freedom 2005 Fund
Distributions to shareholders
Fidelity Freedom 2005 Fund	$25,990,849	$25,491,635
Class K	16,551,868	15,775,254
Class K6	3,817,310	2,733,589
Total	$46,360,027	$44,000,478
Fidelity Freedom 2010 Fund
Distributions to shareholders
Fidelity Freedom 2010 Fund	$220,059,856	$211,793,549
Class K	91,748,163	99,095,225
Class K6	18,367,313	15,289,256
Total	$330,175,332	$326,178,030
Fidelity Freedom 2015 Fund
Distributions to shareholders
Fidelity Freedom 2015 Fund	$323,873,976	$324,113,832
Class K	187,564,926	207,703,580
Class K6	47,948,936	39,922,738
Total	$559,387,838	$571,740,150
Fidelity Freedom 2020 Fund
Distributions to shareholders
Fidelity Freedom 2020 Fund	$855,393,315	$815,401,294
Class K	752,564,869	815,964,865
Class K6	179,716,923	147,736,621
Total	$1,787,675,107	$1,779,102,780
Fidelity Freedom 2025 Fund
Distributions to shareholders
Fidelity Freedom 2025 Fund	$704,972,948	$697,439,181
Class K	801,066,260	836,842,165
Class K6	229,045,658	185,157,186
Total	$1,735,084,866	$1,719,438,532
Fidelity Freedom 2030 Fund
Distributions to shareholders
Fidelity Freedom 2030 Fund	$939,854,666	$923,094,479
Class K	1,055,755,784	1,123,248,324
Class K6	284,896,783	229,291,936
Total	$2,280,507,233	$2,275,634,739
Fidelity Freedom 2035 Fund
Distributions to shareholders
Fidelity Freedom 2035 Fund	$596,190,670	$596,847,384
Class K	758,932,410	803,187,819
Class K6	232,550,392	189,690,955
Total	$1,587,673,472	$1,589,726,158
Fidelity Freedom 2040 Fund
Distributions to shareholders
Fidelity Freedom 2040 Fund	$583,860,791	$600,503,686
Class K	737,443,903	813,339,526
Class K6	210,098,293	174,145,784
Total	$1,531,402,987	$1,587,988,996
Fidelity Freedom 2045 Fund
Distributions to shareholders
Fidelity Freedom 2045 Fund	$280,540,287	$306,477,247
Class K	463,825,379	534,743,331
Class K6	143,769,081	126,245,248
Total	$888,134,747	$967,465,826
Fidelity Freedom 2050 Fund
Distributions to shareholders
Fidelity Freedom 2050 Fund	$237,431,913	$258,697,557
Class K	411,733,439	471,956,025
Class K6	116,634,253	101,131,805
Total	$765,799,605	$831,785,387
Fidelity Freedom 2055 Fund
Distributions to shareholders
Fidelity Freedom 2055 Fund	$92,585,422	$104,523,244
Class K	181,353,194	214,235,275
Class K6	51,932,021	45,948,865
Total	$325,870,637	$364,707,384
Fidelity Freedom 2060 Fund
Distributions to shareholders
Fidelity Freedom 2060 Fund	$26,889,141	$26,492,028
Class K	56,244,575	56,366,020
Class K6	15,701,872	12,011,519
Total	$98,835,588	$94,869,567
Fidelity Freedom 2065 Fund
Distributions to shareholders
Fidelity Freedom 2065 Fund	$904,197	$95,175
Class K	1,507,870	124,339
Class K6	534,477	43,006
Total	$2,946,544	$262,520

 (a) For Fidelity Freedom 2065 Fund, prior fiscal year distributions are for the period June 28, 2019 (commencement of operations) to March 31, 2020.

9. Share Transactions.

Share transactions for each class were as follows and may contain automatic conversions between classes or exchanges between affiliated funds:

	Shares	Shares	Dollars	Dollars
	Year ended March 31, 2021	Year endedMarch 31, 2020 (a)	Year ended March 31, 2021	Year endedMarch 31, 2020 (a)
Fidelity Freedom Income Fund
Fidelity Freedom Income Fund
Shares sold	31,164,338	26,121,699	$374,531,405	$303,147,512
Reinvestment of distributions	7,001,613	6,066,578	83,147,746	70,508,362
Shares redeemed	(36,010,413)	(40,236,864)	(431,019,214)	(463,467,479)
Net increase (decrease)	2,155,538	(8,048,587)	$26,659,937	$(89,811,605)
Class K
Shares sold	25,686,249	28,729,451	$307,049,507	$331,959,653
Reinvestment of distributions	3,972,133	3,749,746	47,050,348	43,479,313
Shares redeemed	(37,861,740)	(46,581,593)	(451,620,927)	(538,605,858)
Net increase (decrease)	(8,203,358)	(14,102,396)	$(97,521,072)	$(163,166,892)
Class K6
Shares sold	8,530,893	8,831,116	$102,309,883	$102,603,019
Reinvestment of distributions	860,536	611,102	10,211,961	7,093,596
Shares redeemed	(7,244,034)	(6,158,367)	(86,822,330)	(70,913,009)
Net increase (decrease)	2,147,395	3,283,851	$25,699,514	$38,783,606
Fidelity Freedom 2005 Fund
Fidelity Freedom 2005 Fund
Shares sold	11,500,610	8,912,259	$147,671,059	$109,473,280
Reinvestment of distributions	2,029,580	2,045,322	25,654,554	25,171,128
Shares redeemed	(10,800,390)	(11,674,623)	(138,461,321)	(143,427,976)
Net increase (decrease)	2,729,800	(717,042)	$34,864,292	$(8,783,568)
Class K
Shares sold	11,640,211	13,255,967	$147,069,138	$161,507,060
Reinvestment of distributions	1,312,734	1,283,723	16,551,868	15,775,254
Shares redeemed	(14,638,197)	(14,809,527)	(186,198,235)	(180,732,126)
Net increase (decrease)	(1,685,252)	(269,837)	$(22,577,229)	$(3,449,812)
Class K6
Shares sold	3,998,110	4,347,669	$50,692,389	$53,376,611
Reinvestment of distributions	302,076	222,358	3,817,310	2,733,589
Shares redeemed	(3,089,579)	(2,107,046)	(39,192,543)	(25,611,844)
Net increase (decrease)	1,210,607	2,462,981	$15,317,156	$30,498,356
Fidelity Freedom 2010 Fund
Fidelity Freedom 2010 Fund
Shares sold	25,337,398	20,894,956	$406,499,604	$322,067,009
Reinvestment of distributions	13,798,998	13,467,359	215,480,168	207,961,251
Shares redeemed	(36,380,079)	(47,396,893)	(578,016,747)	(727,176,694)
Net increase (decrease)	2,756,317	(13,034,578)	$43,963,025	$(197,148,434)
Class K
Shares sold	14,541,138	17,657,853	$229,705,543	$272,197,498
Reinvestment of distributions	5,892,820	6,430,073	91,748,164	99,095,226
Shares redeemed	(32,567,182)	(48,490,077)	(515,115,278)	(748,211,975)
Net increase (decrease)	(12,133,224)	(24,402,151)	$(193,661,571)	$(376,919,251)
Class K6
Shares sold	7,454,131	8,749,864	$118,779,596	$135,382,945
Reinvestment of distributions	1,179,442	992,761	18,367,313	15,289,256
Shares redeemed	(7,099,734)	(5,642,318)	(112,770,478)	(86,333,102)
Net increase (decrease)	1,533,839	4,100,307	$24,376,431	$64,339,099
Fidelity Freedom 2015 Fund
Fidelity Freedom 2015 Fund
Shares sold	53,916,620	44,976,552	$712,539,975	$571,738,724
Reinvestment of distributions	25,059,163	25,205,665	319,660,991	320,413,116
Shares redeemed	(73,496,968)	(98,458,775)	(956,484,715)	(1,239,718,173)
Net increase (decrease)	5,478,815	(28,276,558)	$75,716,251	$(347,566,333)
Class K
Shares sold	27,461,789	38,083,926	$356,911,518	$483,359,504
Reinvestment of distributions	14,748,644	16,367,820	187,564,925	207,703,581
Shares redeemed	(71,683,768)	(109,548,479)	(930,116,535)	(1,386,895,050)
Net increase (decrease)	(29,473,335)	(55,096,733)	$(385,640,092)	$(695,831,965)
Class K6
Shares sold	18,811,966	23,243,423	$245,126,067	$296,603,521
Reinvestment of distributions	3,760,022	3,148,572	47,948,936	39,922,738
Shares redeemed	(16,659,731)	(16,133,607)	(217,361,848)	(203,711,568)
Net increase (decrease)	5,912,257	10,258,388	$75,713,155	$132,814,691
Fidelity Freedom 2020 Fund
Fidelity Freedom 2020 Fund
Shares sold	156,559,208	139,690,923	$2,617,346,260	$2,216,584,182
Reinvestment of distributions	52,465,114	50,724,965	844,596,826	806,638,619
Shares redeemed	(198,728,102)	(226,315,748)	(3,265,405,195)	(3,555,625,580)
Net increase (decrease)	10,296,220	(35,899,860)	$196,537,891	$(532,402,779)
Class K
Shares sold	100,937,518	132,922,791	$1,652,612,571	$2,101,196,756
Reinvestment of distributions	46,920,875	51,419,484	752,519,883	815,964,865
Shares redeemed	(250,592,644)	(345,835,663)	(4,108,783,899)	(5,463,952,542)
Net increase (decrease)	(102,734,251)	(161,493,388)	$(1,703,651,445)	$(2,546,790,921)
Class K6
Shares sold	53,711,108	63,944,114	$890,607,711	$1,017,603,052
Reinvestment of distributions	11,175,514	9,303,329	179,716,923	147,736,622
Shares redeemed	(59,540,884)	(41,894,795)	(983,895,026)	(657,395,250)
Net increase (decrease)	5,345,738	31,352,648	$86,429,608	$507,944,424
Fidelity Freedom 2025 Fund
Fidelity Freedom 2025 Fund
Shares sold	210,337,805	168,609,148	$3,149,497,251	$2,342,236,834
Reinvestment of distributions	48,505,977	49,663,947	698,301,471	692,028,162
Shares redeemed	(196,693,866)	(206,991,868)	(2,878,418,032)	(2,840,042,775)
Net increase (decrease)	62,149,916	11,281,227	$969,380,690	$194,222,221
Class K
Shares sold	182,126,282	209,650,490	$2,666,904,348	$2,907,198,345
Reinvestment of distributions	55,805,130	60,178,720	800,942,777	836,842,165
Shares redeemed	(295,182,498)	(335,238,445)	(4,304,180,205)	(4,630,919,320)
Net increase (decrease)	(57,251,086)	(65,409,235)	$(836,333,080)	$(886,878,810)
Class K6
Shares sold	94,729,160	98,473,970	$1,404,293,318	$1,371,151,544
Reinvestment of distributions	15,887,217	13,293,101	229,045,657	185,157,186
Shares redeemed	(74,204,850)	(51,551,759)	(1,095,696,606)	(707,624,891)
Net increase (decrease)	36,411,527	60,215,312	$537,642,369	$848,683,839
Fidelity Freedom 2030 Fund
Fidelity Freedom 2030 Fund
Shares sold	173,411,890	134,513,465	$3,216,373,537	$2,312,057,494
Reinvestment of distributions	52,410,618	52,952,294	930,668,891	914,971,406
Shares redeemed	(164,912,233)	(155,274,636)	(2,993,567,133)	(2,638,655,453)
Net increase (decrease)	60,910,275	32,191,123	$1,153,475,295	$588,373,447
Class K
Shares sold	155,368,244	176,534,632	$2,817,242,675	$3,029,214,168
Reinvestment of distributions	59,622,779	65,114,314	1,055,636,740	1,123,248,324
Shares redeemed	(260,764,551)	(294,936,006)	(4,691,208,655)	(5,062,227,218)
Net increase (decrease)	(45,773,528)	(53,287,060)	$(818,329,240)	$(909,764,726)
Class K6
Shares sold	83,168,181	84,825,844	$1,536,798,281	$1,468,459,704
Reinvestment of distributions	16,003,724	13,260,008	284,896,783	229,291,937
Shares redeemed	(62,222,431)	(37,055,380)	(1,145,636,684)	(629,252,755)
Net increase (decrease)	36,949,474	61,030,472	$676,058,380	$1,068,498,886
Fidelity Freedom 2035 Fund
Fidelity Freedom 2035 Fund
Shares sold	143,182,206	113,741,577	$2,261,194,436	$1,630,766,349
Reinvestment of distributions	39,628,198	40,976,204	591,728,084	592,915,749
Shares redeemed	(129,049,743)	(119,576,927)	(1,977,602,251)	(1,699,632,448)
Net increase (decrease)	53,760,661	35,140,854	$875,320,269	$524,049,650
Class K
Shares sold	147,842,978	168,867,390	$2,260,213,524	$2,419,916,667
Reinvestment of distributions	50,990,578	55,644,661	758,909,161	803,187,819
Shares redeemed	(234,136,246)	(244,892,441)	(3,571,499,917)	(3,518,499,555)
Net increase (decrease)	(35,302,690)	(20,380,390)	$(552,377,232)	$(295,395,069)
Class K6
Shares sold	80,094,228	83,491,582	$1,254,281,237	$1,205,269,478
Reinvestment of distributions	15,511,106	13,100,559	232,550,392	189,690,955
Shares redeemed	(58,219,476)	(36,490,371)	(906,044,076)	(518,046,774)
Net increase (decrease)	37,385,858	60,101,770	$580,787,553	$876,913,659
Fidelity Freedom 2040 Fund
Fidelity Freedom 2040 Fund
Shares sold	178,108,225	148,207,317	$1,975,797,076	$1,480,583,200
Reinvestment of distributions	55,500,372	58,986,229	578,162,864	594,906,221
Shares redeemed	(178,100,857)	(161,849,253)	(1,919,969,505)	(1,606,161,212)
Net increase (decrease)	55,507,740	45,344,293	$633,990,435	$469,328,209
Class K
Shares sold	194,916,567	228,513,475	$2,094,984,471	$2,280,569,001
Reinvestment of distributions	71,038,067	80,764,580	737,436,312	813,339,526
Shares redeemed	(329,404,938)	(357,963,845)	(3,513,599,136)	(3,601,591,470)
Net increase (decrease)	(63,450,304)	(48,685,790)	$(681,178,353)	$(507,682,943)
Class K6
Shares sold	105,216,070	115,285,916	$1,163,959,609	$1,161,910,139
Reinvestment of distributions	20,093,501	17,249,575	210,098,293	174,145,784
Shares redeemed	(77,466,294)	(48,956,074)	(853,646,770)	(486,362,405)
Net increase (decrease)	47,843,277	83,579,417	$520,411,132	$849,693,518
Fidelity Freedom 2045 Fund
Fidelity Freedom 2045 Fund
Shares sold	113,233,317	92,834,825	$1,435,097,348	$1,052,711,401
Reinvestment of distributions	23,501,888	26,536,232	277,774,070	303,790,239
Shares redeemed	(93,248,351)	(85,651,233)	(1,146,724,485)	(969,131,560)
Net increase (decrease)	43,486,854	33,719,824	$566,146,933	$387,370,080
Class K
Shares sold	139,887,703	169,535,052	$1,708,586,045	$1,924,827,353
Reinvestment of distributions	39,359,151	46,786,003	463,816,140	534,743,331
Shares redeemed	(207,058,952)	(218,505,191)	(2,538,068,424)	(2,496,482,111)
Net increase (decrease)	(27,812,098)	(2,184,136)	$(365,666,239)	$(36,911,427)
Class K6
Shares sold	75,625,592	83,338,110	$954,196,507	$949,921,676
Reinvestment of distributions	12,109,027	11,022,557	143,769,081	126,245,247
Shares redeemed	(50,788,422)	(33,203,180)	(636,628,389)	(375,039,791)
Net increase (decrease)	36,946,197	61,157,487	$461,337,199	$701,127,132
Fidelity Freedom 2050 Fund
Fidelity Freedom 2050 Fund
Shares sold	97,188,366	86,803,107	$1,232,319,301	$990,290,176
Reinvestment of distributions	19,700,871	22,134,695	234,240,349	255,338,403
Shares redeemed	(84,416,356)	(77,352,469)	(1,045,778,100)	(882,546,280)
Net increase (decrease)	32,472,881	31,585,333	$420,781,550	$363,082,299
Class K
Shares sold	139,683,126	164,631,759	$1,716,878,084	$1,876,495,556
Reinvestment of distributions	34,728,101	40,989,580	411,729,817	471,956,025
Shares redeemed	(185,066,773)	(192,383,993)	(2,274,261,301)	(2,214,961,322)
Net increase (decrease)	(10,655,546)	13,237,346	$(145,653,400)	$133,490,259
Class K6
Shares sold	69,193,076	69,709,805	$880,114,497	$800,271,011
Reinvestment of distributions	9,720,979	8,752,663	116,634,253	101,131,805
Shares redeemed	(44,382,561)	(26,451,258)	(563,588,824)	(300,989,378)
Net increase (decrease)	34,531,494	52,011,210	$433,159,926	$600,413,438
Fidelity Freedom 2055 Fund
Fidelity Freedom 2055 Fund
Shares sold	52,805,481	49,395,268	$761,731,307	$643,035,222
Reinvestment of distributions	6,721,582	7,798,392	90,846,223	102,625,840
Shares redeemed	(40,859,659)	(34,001,316)	(579,328,173)	(442,574,631)
Net increase (decrease)	18,667,404	23,192,344	$273,249,357	$303,086,431
Class K
Shares sold	83,301,521	98,294,050	$1,172,257,484	$1,279,899,187
Reinvestment of distributions	13,427,938	16,294,147	181,351,366	214,235,276
Shares redeemed	(91,774,264)	(81,781,810)	(1,295,402,712)	(1,071,944,342)
Net increase (decrease)	4,955,195	32,806,387	$58,206,138	$422,190,121
Class K6
Shares sold	38,693,453	35,389,462	$562,128,294	$461,897,087
Reinvestment of distributions	3,793,080	3,484,682	51,932,021	45,948,865
Shares redeemed	(20,992,833)	(12,065,028)	(304,189,568)	(157,096,769)
Net increase (decrease)	21,493,700	26,809,116	$309,870,747	$350,749,183
Fidelity Freedom 2060 Fund
Fidelity Freedom 2060 Fund
Shares sold	28,395,866	24,715,754	$369,913,649	$289,885,103
Reinvestment of distributions	2,120,404	2,154,814	26,051,613	25,699,575
Shares redeemed	(16,364,695)	(12,415,399)	(210,471,664)	(146,323,853)
Net increase (decrease)	14,151,575	14,455,169	$185,493,598	$169,260,825
Class K
Shares sold	51,760,589	52,717,569	$660,133,323	$617,142,995
Reinvestment of distributions	4,584,224	4,733,025	56,243,271	56,366,020
Shares redeemed	(35,827,657)	(29,579,858)	(457,361,287)	(350,106,972)
Net increase (decrease)	20,517,156	27,870,736	$259,015,307	$323,402,043
Class K6
Shares sold	19,827,127	15,209,903	$261,235,975	$178,501,702
Reinvestment of distributions	1,264,771	1,003,574	15,701,872	12,011,519
Shares redeemed	(8,227,265)	(4,429,681)	(107,459,249)	(52,024,437)
Net increase (decrease)	12,864,633	11,783,796	$169,478,598	$138,488,784
Fidelity Freedom 2065 Fund
Fidelity Freedom 2065 Fund
Shares sold	5,092,491	1,748,380	$59,756,931	$17,740,722
Reinvestment of distributions	75,246	8,870	895,713	95,175
Shares redeemed	(1,476,729)	(192,386)	(17,228,130)	(1,889,544)
Net increase (decrease)	3,691,008	1,564,864	$43,424,514	$15,946,353
Class K
Shares sold	8,930,502	3,185,241	$103,562,991	$31,981,556
Reinvestment of distributions	126,887	11,588	1,507,870	124,339
Shares redeemed	(2,822,817)	(804,272)	(32,250,996)	(8,000,885)
Net increase (decrease)	6,234,572	2,392,557	$72,819,865	$24,105,010
Class K6
Shares sold	3,313,867	770,120	$38,913,937	$7,618,052
Reinvestment of distributions	44,809	4,004	534,477	43,007
Shares redeemed	(762,998)	(59,599)	(8,842,653)	(544,461)
Net increase (decrease)	2,595,678	714,525	$30,605,761	$7,116,598

 (a) For Fidelity Freedom 2065 Fund, prior fiscal year share transactions are for the period June 28, 2019 (commencement of operations) to March 31, 2020.

10. Other.

The Funds' organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Funds. In the normal course of business, the Funds may also enter into contracts that provide general indemnifications. The Funds' maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Funds. The risk of material loss from such claims is considered remote.

The Funds do not invest in underlying mutual funds for the purpose of exercising management or control; however, investments by the Funds within their principal investment strategies may represent a significant portion of the underlying mutual fund's net assets. At the end of the period, the following Funds were the owners of record of 10% or more of the total outstanding shares of the following underlying mutual funds.

	Fidelity Freedom 2020 Fund	Fidelity Freedom 2025 Fund	Fidelity Freedom 2030 Fund	Fidelity Freedom 2035 Fund	Fidelity Freedom 2040 Fund	Fidelity Freedom 2045 Fund
Fidelity Series Small Cap Opportunities Fund	-	-	13%	12%	14%	-
Fidelity Series Investment Grade Bond Fund	17%	19%	20%	-	-	-
Fidelity Series All-Sector Equity Fund	-	-	14%	13%	15%	-
Fidelity Series Emerging Markets Opportunities Fund	-	11%	14%	12%	13%	-
Fidelity Series Inflation-Protected Bond Index Fund	12%	13%	14%	-	-	-
Fidelity Series High Income Fund	-	12%	14%	11%	11%	-
Fidelity Series Floating Rate High Income Fund	-	12%	14%	11%	11%	-
Fidelity Series Real Estate Income Fund	-	12%	14%	11%	11%	-
Fidelity Series Commodity Strategy Fund	-	12%	14%	11%	11%	-
Fidelity Series International Growth Fund	-	-	14%	13%	14%	-
Fidelity Series International Value Fund	-	-	14%	13%	14%	-
Fidelity Series International Small Cap Fund	-	-	14%	12%	14%	-
Fidelity Series Emerging Markets Debt Fund	-	12%	14%	11%	11%	-
Fidelity Series Value Discovery Fund	-	-	13%	12%	14%	-
Fidelity Series Intrinsic Opportunities Fund	-	11%	15%	15%	17%	11%
Fidelity Series Large Cap Stock Fund	-	-	13%	12%	14%	-
Fidelity Series Opportunistic Insights Fund	-	-	13%	13%	15%	-
Fidelity Series Stock Selector Large Cap Value Fund	-	-	14%	13%	15%	10%
Fidelity Series Growth Company Fund	-	11%	15%	15%	17%	11%
Fidelity Series Blue Chip Growth Fund	-	-	13%	13%	15%	-
Fidelity Series Large Cap Value Index Fund	-	-	12%	11%	13%	-
Fidelity Series Small Cap Discovery Fund	-	11%	15%	15%	17%	11%
Fidelity Series Short-Term Credit Fund	17%	13%	-	-	-	-
Fidelity Series Government Money Market Fund	17%	14%	-	-	-	-
Fidelity Series Long-Term Treasury Bond Index Fund	-	-	11%	-	-	-
Fidelity Series International Credit Fund	18%	15%	15%	-	-	-
Fidelity Series Canada Fund	-	-	14%	12%	14%	-
Fidelity Series Emerging Markets Fund	-	11%	14%	12%	13%	-
Fidelity Series Overseas Fund	-	-	14%	13%	14%	-
Fidelity Series Emerging Markets Debt Local Currency Fund	-	12%	14%	11%	11%	-

The Funds, in aggregate, were the owners of record of more than 20% of the total outstanding shares of the following underlying mutual funds.

Fund	% of shares held
Fidelity Series Small Cap Opportunities Fund	82%
Fidelity Series Investment Grade Bond Fund	78%
Fidelity Series All-Sector Equity Fund	85%
Fidelity Series Emerging Markets Opportunities Fund	83%
Fidelity Series Inflation-Protected Bond Index Fund	65%
Fidelity Series High Income Fund	81%
Fidelity Series Floating Rate High Income Fund	81%
Fidelity Series Real Estate Income Fund	82%
Fidelity Series Commodity Strategy Fund	81%
Fidelity Series International Growth Fund	84%
Fidelity Series International Value Fund	84%
Fidelity Series International Small Cap Fund	84%
Fidelity Series Emerging Markets Debt Fund	81%
Fidelity Series Value Discovery Fund	81%
Fidelity Series Intrinsic Opportunities Fund	97%
Fidelity Series Large Cap Stock Fund	81%
Fidelity Series Opportunistic Insights Fund	84%
Fidelity Series Stock Selector Large Cap Value Fund	87%
Fidelity Series Growth Company Fund	97%
Fidelity Series Blue Chip Growth Fund	84%
Fidelity Series Large Cap Value Index Fund	75%
Fidelity Series Small Cap Discovery Fund	97%
Fidelity Series Short-Term Credit Fund	63%
Fidelity Series Government Money Market Fund	65%
Fidelity Series Long-Term Treasury Bond Index Fund	61%
Fidelity Series International Credit Fund	91%
Fidelity Series Canada Fund	84%
Fidelity Series Emerging Markets Fund	83%
Fidelity Series Overseas Fund	84%
Fidelity Series Emerging Markets Debt Local Currency Fund	81%

11. Coronavirus (COVID-19) Pandemic.

An outbreak of COVID-19 first detected in China during December 2019 has since spread globally and was declared a pandemic by the World Health Organization during March 2020. Developments that disrupt global economies and financial markets, such as the COVID-19 pandemic, may magnify factors that affect the Funds' performance.

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of Fidelity Aberdeen Street Trust and Shareholders of each of the fourteen funds listed in the table below

Opinions on the Financial Statements

We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of each of the funds indicated in the table below (fourteen of the funds constituting Fidelity Aberdeen Street Trust, hereafter collectively referred to as the “Funds”) as of March 31, 2021, the related statements of operations and of changes in net assets for each of the periods indicated in the table below, including the related notes, and the financial highlights for each of the periods indicated in the table below (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of March 31, 2021, the results of each of their operations, the changes in each of their net assets, and each of the financial highlights for each of the periods indicated in the table below, in conformity with accounting principles generally accepted in the United States of America.

Fund	Statement of operations	Statement of changes in net assets	Financial highlights
Fidelity Freedom Income Fund	For the year ended March 31, 2021	For the years ended March 31, 2021 and 2020	For each of the periods indicated therein
Fidelity Freedom 2005 Fund	For the year ended March 31, 2021	For the years ended March 31, 2021 and 2020	For each of the periods indicated therein
Fidelity Freedom 2010 Fund	For the year ended March 31, 2021	For the years ended March 31, 2021 and 2020	For each of the periods indicated therein
Fidelity Freedom 2015 Fund	For the year ended March 31, 2021	For the years ended March 31, 2021 and 2020	For each of the periods indicated therein
Fidelity Freedom 2020 Fund	For the year ended March 31, 2021	For the years ended March 31, 2021 and 2020	For each of the periods indicated therein
Fidelity Freedom 2025 Fund	For the year ended March 31, 2021	For the years ended March 31, 2021 and 2020	For each of the periods indicated therein
Fidelity Freedom 2030 Fund	For the year ended March 31, 2021	For the years ended March 31, 2021 and 2020	For each of the periods indicated therein
Fidelity Freedom 2035 Fund	For the year ended March 31, 2021	For the years ended March 31, 2021 and 2020	For each of the periods indicated therein
Fidelity Freedom 2040 Fund	For the year ended March 31, 2021	For the years ended March 31, 2021 and 2020	For each of the periods indicated therein
Fidelity Freedom 2045 Fund	For the year ended March 31, 2021	For the years ended March 31, 2021 and 2020	For each of the periods indicated therein
Fidelity Freedom 2050 Fund	For the year ended March 31, 2021	For the years ended March 31, 2021 and 2020	For each of the periods indicated therein
Fidelity Freedom 2055 Fund	For the year ended March 31, 2021	For the years ended March 31, 2021 and 2020	For each of the periods indicated therein
Fidelity Freedom 2060 Fund	For the year ended March 31, 2021	For the years ended March 31, 2021 and 2020	For each of the periods indicated therein
Fidelity Freedom 2065 Fund	For the year ended March 31, 2021	For the year ended March 31, 2021, and the period June 28, 2019 (commencement of operations) to March 31, 2020	For the year ended March 31, 2021, and the period June 28, 2019 (commencement of operations) to March 31, 2020

Basis for Opinions

These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of March 31, 2021 by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinions.

/s/ PricewaterhouseCoopers LLP

Boston, Massachusetts

May 14, 2021

We have served as the auditor of one or more investment companies in the Fidelity group of funds since 1932.

Trustees and Officers

The Trustees, Members of the Advisory Board (if any), and officers of the trust and funds, as applicable, are listed below. The Board of Trustees governs each fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee each fund's activities, review contractual arrangements with companies that provide services to each fund, oversee management of the risks associated with such activities and contractual arrangements, and review each fund's performance.  If the interests of a fund and an underlying Fidelity® fund were to diverge, a conflict of interest could arise and affect how the Trustees and Members of the Advisory Board fulfill their fiduciary duties to the affected funds.  FMR has structured the funds to avoid these potential conflicts, although there may be situations where a conflict of interest is unavoidable. In such instances, FMR, the Trustees, and Members of the Advisory Board would take reasonable steps to minimize and, if possible, eliminate the conflict.  Each of the Trustees oversees 283 funds.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust.  Each Trustee who is not an interested person (as defined in the 1940 Act) of the trust and the funds is referred to herein as an Independent Trustee.  Each Independent Trustee shall retire not later than the last day of the calendar year in which his or her 75th birthday occurs.  The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees.  Officers and Advisory Board Members hold office without limit in time, except that any officer or Advisory Board Member may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

Each fund's Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-800-544-8544 if you’re an individual investing directly with Fidelity, call 1-800-835-5092 if you’re a plan sponsor or participant with Fidelity as your recordkeeper or call 1-877-208-0098 on institutional accounts or if you’re an advisor or invest through one.

Experience, Skills, Attributes, and Qualifications of the Trustees. The Governance and Nominating Committee has adopted a statement of policy that describes the experience, qualifications, attributes, and skills that are necessary and desirable for potential Independent Trustee candidates (Statement of Policy). The Board believes that each Trustee satisfied at the time he or she was initially elected or appointed a Trustee, and continues to satisfy, the standards contemplated by the Statement of Policy. The Governance and Nominating Committee also engages professional search firms to help identify potential Independent Trustee candidates who have the experience, qualifications, attributes, and skills consistent with the Statement of Policy. From time to time, additional criteria based on the composition and skills of the current Independent Trustees, as well as experience or skills that may be appropriate in light of future changes to board composition, business conditions, and regulatory or other developments, have also been considered by the professional search firms and the Governance and Nominating Committee. In addition, the Board takes into account the Trustees' commitment and participation in Board and committee meetings, as well as their leadership of standing and ad hoc committees throughout their tenure.

In determining that a particular Trustee was and continues to be qualified to serve as a Trustee, the Board has considered a variety of criteria, none of which, in isolation, was controlling. The Board believes that, collectively, the Trustees have balanced and diverse experience, qualifications, attributes, and skills, which allow the Board to operate effectively in governing each fund and protecting the interests of shareholders. Information about the specific experience, skills, attributes, and qualifications of each Trustee, which in each case led to the Board's conclusion that the Trustee should serve (or continue to serve) as a trustee of the funds, is provided below.

Board Structure and Oversight Function. Abigail P. Johnson is an interested person and currently serves as Chairman. The Trustees have determined that an interested Chairman is appropriate and benefits shareholders because an interested Chairman has a personal and professional stake in the quality and continuity of services provided to the funds. Independent Trustees exercise their informed business judgment to appoint an individual of their choosing to serve as Chairman, regardless of whether the Trustee happens to be independent or a member of management. The Independent Trustees have determined that they can act independently and effectively without having an Independent Trustee serve as Chairman and that a key structural component for assuring that they are in a position to do so is for the Independent Trustees to constitute a substantial majority for the Board. The Independent Trustees also regularly meet in executive session. Arthur E. Johnson serves as Chairman of the Independent Trustees and as such (i) acts as a liaison between the Independent Trustees and management with respect to matters important to the Independent Trustees and (ii) with management prepares agendas for Board meetings.

Fidelity® funds are overseen by different Boards of Trustees. The funds' Board oversees Fidelity's investment-grade bond, money market, asset allocation and certain equity funds, and other Boards oversee Fidelity's high income and other equity funds. The asset allocation funds may invest in Fidelity® funds that are overseen by such other Boards. The use of separate Boards, each with its own committee structure, allows the Trustees of each group of Fidelity® funds to focus on the unique issues of the funds they oversee, including common research, investment, and operational issues. On occasion, the separate Boards establish joint committees to address issues of overlapping consequences for the Fidelity® funds overseen by each Board.

The Trustees operate using a system of committees to facilitate the timely and efficient consideration of all matters of importance to the Trustees, each fund, and fund shareholders and to facilitate compliance with legal and regulatory requirements and oversight of the funds' activities and associated risks.  The Board, acting through its committees, has charged FMR and its affiliates with (i) identifying events or circumstances the occurrence of which could have demonstrably adverse effects on the funds' business and/or reputation; (ii) implementing processes and controls to lessen the possibility that such events or circumstances occur or to mitigate the effects of such events or circumstances if they do occur; and (iii) creating and maintaining a system designed to evaluate continuously business and market conditions in order to facilitate the identification and implementation processes described in (i) and (ii) above.  Because the day-to-day operations and activities of the funds are carried out by or through FMR, its affiliates, and other service providers, the funds' exposure to risks is mitigated but not eliminated by the processes overseen by the Trustees.  While each of the Board's committees has responsibility for overseeing different aspects of the funds' activities, oversight is exercised primarily through the Operations and Audit Committees.  In addition, an ad hoc Board committee of Independent Trustees has worked with FMR to enhance the Board's oversight of investment and financial risks, legal and regulatory risks, technology risks, and operational risks, including the development of additional risk reporting to the Board.  Appropriate personnel, including but not limited to the funds' Chief Compliance Officer (CCO), FMR's internal auditor, the independent accountants, the funds' Treasurer and portfolio management personnel, make periodic reports to the Board's committees, as appropriate, including an annual review of Fidelity's risk management program for the Fidelity® funds.  The responsibilities of each standing committee, including their oversight responsibilities, are described further under "Standing Committees of the Trustees."

Interested Trustees*:

Correspondence intended for a Trustee who is an interested person may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210.

Name, Year of Birth; Principal Occupations and Other Relevant Experience+

Abigail P. Johnson (1961)

Year of Election or Appointment: 2009

Trustee

Chairman of the Board of Trustees

Ms. Johnson also serves as Trustee of other Fidelity® funds. Ms. Johnson serves as Chairman (2016-present), Chief Executive Officer (2014-present), and Director (2007-present) of FMR LLC (diversified financial services company), President of Fidelity Financial Services (2012-present) and President of Personal, Workplace and Institutional Services (2005-present). Ms. Johnson is Chairman and Director of Fidelity Management & Research Company LLC (investment adviser firm, 2011-present). Previously, Ms. Johnson served as Chairman and Director of FMR Co., Inc. (investment adviser firm, 2011-2019), Vice Chairman (2007-2016) and President (2013-2016) of FMR LLC, President and a Director of Fidelity Management & Research Company (2001-2005), a Trustee of other investment companies advised by Fidelity Management & Research Company, Fidelity Investments Money Management, Inc. (investment adviser firm), and FMR Co., Inc. (2001-2005), Senior Vice President of the Fidelity® funds (2001-2005), and managed a number of Fidelity® funds. Ms. Abigail P. Johnson and Mr. Arthur E. Johnson are not related.

Jennifer Toolin McAuliffe (1959)

Year of Election or Appointment: 2016

Trustee

Ms. McAuliffe also serves as Trustee of other Fidelity® funds and as Trustee of Fidelity Charitable (2020-present). Previously, Ms. McAuliffe served as Co-Head of Fixed Income of Fidelity Investments Limited (now known as FIL Limited (FIL)) (diversified financial services company), Director of Research for FIL’s credit and quantitative teams in London, Hong Kong and Tokyo and Director of Research for taxable and municipal bonds at Fidelity Investments Money Management, Inc. Ms. McAuliffe previously served as a member of the Advisory Board of certain Fidelity® funds (2016). Ms. McAuliffe was previously a lawyer at Ropes & Gray LLP and currently serves as director or trustee of several not-for-profit entities.

 * Determined to be an “Interested Trustee” by virtue of, among other things, his or her affiliation with the trust or various entities under common control with FMR.

 + The information includes the Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to the Trustee's qualifications to serve as a Trustee, which led to the conclusion that the Trustee should serve as a Trustee for each fund.

Independent Trustees:

Correspondence intended for an Independent Trustee may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Year of Birth; Principal Occupations and Other Relevant Experience+

Elizabeth S. Acton (1951)

Year of Election or Appointment: 2013

Trustee

Ms. Acton also serves as Trustee of other Fidelity® funds. Prior to her retirement, Ms. Acton served as Executive Vice President, Finance (2011-2012), Executive Vice President, Chief Financial Officer (2002-2011) and Treasurer (2004-2005) of Comerica Incorporated (financial services). Prior to joining Comerica, Ms. Acton held a variety of positions at Ford Motor Company (1983-2002), including Vice President and Treasurer (2000-2002) and Executive Vice President and Chief Financial Officer of Ford Motor Credit Company (1998-2000). Ms. Acton currently serves as a member of the Board and Audit and Finance Committees of Beazer Homes USA, Inc. (homebuilding, 2012-present). Ms. Acton previously served as a member of the Advisory Board of certain Fidelity® funds (2013-2016).

Ann E. Dunwoody (1953)

Year of Election or Appointment: 2018

Trustee

General Dunwoody also serves as Trustee of other Fidelity® funds. General Dunwoody (United States Army, Retired) was the first woman in U.S. military history to achieve the rank of four-star general and prior to her retirement in 2012 held a variety of positions within the U.S. Army, including Commanding General, U.S. Army Material Command (2008-2012). General Dunwoody currently serves as President of First to Four LLC (leadership and mentoring services, 2012-present), a member of the Board and Nomination and Corporate Governance Committees of Kforce Inc. (professional staffing services, 2016-present) and a member of the Board of Automattic Inc. (software engineering, 2018-present). Previously, General Dunwoody served as a member of the Advisory Board and Nominating and Corporate Governance Committee of L3 Technologies, Inc. (communication, electronic, sensor and aerospace systems, 2013-2019) and a member of the Board and Audit and Sustainability and Corporate Responsibility Committees of Republic Services, Inc. (waste collection, disposal and recycling, 2013-2016). Ms. Dunwoody also serves on several boards for non-profit organizations, including as a member of the Board, Chair of the Nomination and Governance Committee and a member of the Audit Committee of Logistics Management Institute (consulting non-profit, 2012-present), a member of the Council of Trustees for the Association of the United States Army (advocacy non-profit, 2013-present), a member of the Board of Florida Institute of Technology (2015-present) and a member of the Board of ThanksUSA (military family education non-profit, 2014-present). General Dunwoody previously served as a member of the Advisory Board of certain Fidelity® funds (2018).

John Engler (1948)

Year of Election or Appointment: 2014

Trustee

Mr. Engler also serves as Trustee of other Fidelity® funds. Previously, Mr. Engler served as Governor of Michigan (1991-2003), President of the Business Roundtable (2011-2017) and interim President of Michigan State University (2018-2019). Mr. Engler currently serves as a member of the Board of Stride, Inc. (formerly K12 Inc.) (technology-based education company, 2012-present). Previously, Mr. Engler served as a member of the Board of Universal Forest Products (manufacturer and distributor of wood and wood-alternative products, 2003-2019) and Trustee of The Munder Funds (2003-2014). Mr. Engler previously served as a member of the Advisory Board of certain Fidelity® funds (2014-2016).

Robert F. Gartland (1951)

Year of Election or Appointment: 2010

Trustee

Mr. Gartland also serves as Trustee of other Fidelity® funds. Prior to his retirement, Mr. Gartland held a variety of positions at Morgan Stanley (financial services, 1979-2007), including Managing Director (1987-2007) and Chase Manhattan Bank (1975-1978). Mr. Gartland previously served as Chairman and an investor in Gartland & Mellina Group Corp. (consulting, 2009-2019), as a member of the Board of National Securities Clearing Corporation (1993-1996) and as Chairman of TradeWeb (2003-2004).

Arthur E. Johnson (1947)

Year of Election or Appointment: 2008

Trustee

Chairman of the Independent Trustees

Mr. Johnson also serves as Trustee of other Fidelity® funds. Prior to his retirement, Mr. Johnson served as Senior Vice President of Corporate Strategic Development of Lockheed Martin Corporation (defense contractor, 1999-2009). Mr. Johnson currently serves as a member of the Board of Booz Allen Hamilton (management consulting, 2011-present). Mr. Johnson previously served as a member of the Board of Eaton Corporation plc (diversified power management, 2009-2019) and a member of the Board of AGL Resources, Inc. (holding company, 2002-2016). Mr. Johnson previously served as Vice Chairman (2015-2018) of the Independent Trustees of certain Fidelity® funds. Mr. Arthur E. Johnson is not related to Ms. Abigail P. Johnson.

Michael E. Kenneally (1954)

Year of Election or Appointment: 2009

Trustee

Vice Chairman of the Independent Trustees

Mr. Kenneally also serves as Trustee of other Fidelity® funds. Prior to his retirement, Mr. Kenneally served as Chairman and Global Chief Executive Officer of Credit Suisse Asset Management and as Executive Vice President and Chief Investment Officer for Bank of America Corporation, where he was responsible for the bank’s money-management products. Previously at Bank of America, Mr. Kenneally managed the principal investment research functions and also spent more than a decade as portfolio manager for various equity and fixed-income funds and institutional accounts. He began his career as a research analyst in 1983 and was awarded the Chartered Financial Analyst (CFA) designation in 1991.

Marie L. Knowles (1946)

Year of Election or Appointment: 2001

Trustee

Ms. Knowles also serves as Trustee of other Fidelity® funds. Prior to her retirement, Ms. Knowles held several positions at Atlantic Richfield Company (diversified energy), including Executive Vice President and Chief Financial Officer (1996-2000), Senior Vice President (1993-1996) and President of ARCO Transportation Company (pipeline and tanker operations, 1993-1996). Ms. Knowles currently serves as a member of the Board of McKesson Corporation (healthcare service, since 2002), a member of the Board of the Santa Catalina Island Company (real estate, 2009-present), a member of the Investment Company Institute Board of Governors and a member of the Governing Council of the Independent Directors Council (2014-present). Ms. Knowles also serves as a member of the Advisory Board for the School of Engineering of the University of Southern California. Ms. Knowles previously served as Chairman (2015-2018) and Vice Chairman (2012-2015) of the Independent Trustees of certain Fidelity® funds.

Mark A. Murray (1954)

Year of Election or Appointment: 2016

Trustee

Mr. Murray also serves as Trustee of other Fidelity® funds. Previously, Mr. Murray served as Co-Chief Executive Officer (2013-2016), President (2006-2013) and Vice Chairman (2013-2020) of Meijer, Inc. Mr. Murray serves as a member of the Board (2009-present) and Public Policy and Responsibility Committee (2009-present) and Chair of the Nuclear Review Committee (2019-present) of DTE Energy Company (diversified energy company). Mr. Murray previously served as a member of the Board of Spectrum Health (not-for-profit health system, 2015-2019) and as a member of the Board and Audit Committee and Chairman of the Nominating and Corporate Governance Committee of Universal Forest Products, Inc. (manufacturer and distributor of wood and wood-alternative products, 2004-2016). Mr. Murray also serves as a member of the Board of many community and professional organizations. Mr. Murray previously served as a member of the Advisory Board of certain Fidelity® funds (2016).

 + The information includes the Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to the Trustee's qualifications to serve as a Trustee, which led to the conclusion that the Trustee should serve as a Trustee for each fund.

Advisory Board Members and Officers:

Correspondence intended for an officer may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210.  Officers appear below in alphabetical order.

Name, Year of Birth; Principal Occupation

Craig S. Brown (1977)

Year of Election or Appointment: 2019

Assistant Treasurer

Mr. Brown also serves as Assistant Treasurer of other funds. Mr. Brown is an employee of Fidelity Investments (2013-present).

John J. Burke III (1964)

Year of Election or Appointment: 2018

Chief Financial Officer

Mr. Burke also serves as Chief Financial Officer of other funds. Mr. Burke serves as Head of Investment Operations for Fidelity Fund and Investment Operations (2018-present) and is an employee of Fidelity Investments (1998-present). Previously Mr. Burke served as head of Asset Management Investment Operations (2012-2018).

David J. Carter (1973)

Year of Election or Appointment: 2020

Assistant Secretary

Mr. Carter also serves as Assistant Secretary of other funds. Mr. Carter serves as Vice President, Associate General Counsel (2010-present) and is an employee of Fidelity Investments (2005-present).

Jonathan Davis (1968)

Year of Election or Appointment: 2010

Assistant Treasurer

Mr. Davis also serves as Assistant Treasurer of other funds. Mr. Davis serves as Assistant Treasurer of FMR Capital, Inc. (2017-present) and is an employee of Fidelity Investments. Previously, Mr. Davis served as Vice President and Associate General Counsel of FMR LLC (diversified financial services company, 2003-2010).

Laura M. Del Prato (1964)

Year of Election or Appointment: 2018

President and Treasurer

Ms. Del Prato also serves as an officer of other funds. Ms. Del Prato is an employee of Fidelity Investments (2017-present). Previously, Ms. Del Prato served as President and Treasurer of The North Carolina Capital Management Trust: Cash Portfolio and Term Portfolio (2018-2020). Prior to joining Fidelity Investments, Ms. Del Prato served as a Managing Director and Treasurer of the JPMorgan Mutual Funds (2014-2017). Prior to JPMorgan, Ms. Del Prato served as a partner at Cohen Fund Audit Services (accounting firm, 2012-2013) and KPMG LLP (accounting firm, 2004-2012).

Colm A. Hogan (1973)

Year of Election or Appointment: 2016

Assistant Treasurer

Mr. Hogan also serves as an officer of other funds. Mr. Hogan serves as Assistant Treasurer of FMR Capital, Inc. (2017-present) and is an employee of Fidelity Investments (2005-present). Previously, Mr. Hogan served as Deputy Treasurer of certain Fidelity® funds (2016-2020) and Assistant Treasurer of certain Fidelity® funds (2016-2018).

Cynthia Lo Bessette (1969)

Year of Election or Appointment: 2019

Secretary and Chief Legal Officer (CLO)

Ms. Lo Bessette also serves as an officer of other funds. Ms. Lo Bessette serves as CLO, Secretary, and Senior Vice President of Fidelity Management & Research Company LLC (investment adviser firm, 2019-present); and CLO of Fidelity Management & Research (Hong Kong) Limited, FMR Investment Management (UK) Limited, and Fidelity Management & Research (Japan) Limited (investment adviser firms, 2019-present). She is a Senior Vice President and Deputy General Counsel of FMR LLC (diversified financial services company, 2019-present), and is an employee of Fidelity Investments. Previously, Ms. Lo Bessette served as CLO, Secretary, and Senior Vice President of FMR Co., Inc. (investment adviser firm, 2019); Secretary of Fidelity SelectCo, LLC and Fidelity Investments Money Management, Inc. (investment adviser firms, 2019). Prior to joining Fidelity Investments, Ms. Lo Bessette was Executive Vice President, General Counsel (2016-2019) and Senior Vice President, Deputy General Counsel (2015-2016) of OppenheimerFunds (investment management company) and Deputy Chief Legal Officer (2013-2015) of Jennison Associates LLC (investment adviser firm).

Chris Maher (1972)

Year of Election or Appointment: 2013

Assistant Treasurer

Mr. Maher also serves as an officer of other funds. Mr. Maher serves as Assistant Treasurer of FMR Capital, Inc. (2017-present), and is an employee of Fidelity Investments (2008-present). Previously, Mr. Maher served as Assistant Treasurer of certain funds (2013-2020); Vice President of Asset Management Compliance (2013), Vice President of the Program Management Group of FMR (investment adviser firm, 2010-2013), and Vice President of Valuation Oversight (2008-2010).

Kenneth B. Robins (1969)

Year of Election or Appointment: 2020

Chief Compliance Officer

Mr. Robins also serves as an officer of other funds. Mr. Robins serves as Compliance Officer of Fidelity Management & Research Company LLC (investment adviser firm, 2016-present) and is an employee of Fidelity Investments (2004-present). Previously, Mr. Robins served as Compliance Officer of FMR Co., Inc. (investment adviser firm, 2016-2019), as Executive Vice President of Fidelity Investments Money Management, Inc. (investment adviser firm, 2013-2016) and served in other fund officer roles.

Brett Segaloff (1972)

Year of Election or Appointment: 2021

Anti-Money Laundering (AML) Officer

Mr. Segaloff also serves as an AML Officer of other funds and other related entities. He is Director, Anti-Money Laundering (2007-present) of FMR LLC (diversified financial services company) and is an employee of Fidelity Investments (1996-present).

Stacie M. Smith (1974)

Year of Election or Appointment: 2013

Assistant Treasurer

Ms. Smith also serves as an officer of other funds. Ms. Smith serves as Assistant Treasurer of FMR Capital, Inc. (2017-present), is an employee of Fidelity Investments (2009-present), and has served in other fund officer roles. Prior to joining Fidelity Investments, Ms. Smith served as Senior Audit Manager of Ernst & Young LLP (accounting firm, 1996-2009). Previously, Ms. Smith served as Assistant Treasurer (2013-2019) and Deputy Treasurer (2013-2016) of certain Fidelity® funds.

Marc L. Spector (1972)

Year of Election or Appointment: 2016

Deputy Treasurer

Mr. Spector also serves as an officer of other funds. Mr. Spector serves as Assistant Treasurer of FMR Capital, Inc. (2017-present) and is an employee of Fidelity Investments (2016-present). Prior to joining Fidelity Investments, Mr. Spector served as Director at the Siegfried Group (accounting firm, 2013-2016), and prior to Siegfried Group as audit senior manager at Deloitte & Touche LLP (accounting firm, 2005-2013).

Jim Wegmann (1979)

Year of Election or Appointment: 2019

Assistant Treasurer

Mr. Wegmann also serves as Assistant Treasurer of other funds. Mr. Wegmann is an employee of Fidelity Investments (2011-present).

Vadim Zlotnikov (1962)

Year of Election or Appointment: 2019

Vice President

Mr. Zlotnikov also serves as Vice President of other funds. Mr. Zlotnikov serves as President of FIAM (Fidelity Institutional Asset Management) and is an employee of Fidelity Investments (2018-present). Previously, Mr. Zlotnikov served as President and Chief Investment Officer of Global Asset Allocation (2018-2020). Prior to joining Fidelity Investments, Mr. Zlotnikov served as Co-Head of Multi-Asset Solutions, Chief Market Strategist, and CIO of Systematic Strategies with AllianceBernstein (investment adviser firm, 2002-2018).

Shareholder Expense Example

As a shareholder, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or redemption proceeds, as applicable and (2) ongoing costs, which generally include management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in a fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (October 1, 2020 to March 31, 2021).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class/Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. If any fund is a shareholder of any underlying mutual funds or exchange-traded funds (ETFs) (the Underlying Funds), such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses incurred presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. If any fund is a shareholder of any Underlying Funds, such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses as presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense Ratio-A	Beginning Account Value October 1, 2020	Ending Account Value March 31, 2021	Expenses Paid During Period-B October 1, 2020 to March 31, 2021
Fidelity Freedom Income Fund
Fidelity Freedom Income Fund	.47%
Actual		$1,000.00	$1,041.60	$2.39
Hypothetical-C		$1,000.00	$1,022.59	$2.37
Class K	.41%
Actual		$1,000.00	$1,042.00	$2.09
Hypothetical-C		$1,000.00	$1,022.89	$2.07
Class K6	.37%
Actual		$1,000.00	$1,042.30	$1.88
Hypothetical-C		$1,000.00	$1,023.09	$1.87
Fidelity Freedom 2005 Fund
Fidelity Freedom 2005 Fund	.47%
Actual		$1,000.00	$1,053.40	$2.41
Hypothetical-C		$1,000.00	$1,022.59	$2.37
Class K	.42%
Actual		$1,000.00	$1,053.80	$2.15
Hypothetical-C		$1,000.00	$1,022.84	$2.12
Class K6	.37%
Actual		$1,000.00	$1,053.80	$1.89
Hypothetical-C		$1,000.00	$1,023.09	$1.87
Fidelity Freedom 2010 Fund
Fidelity Freedom 2010 Fund	.51%
Actual		$1,000.00	$1,076.10	$2.64
Hypothetical-C		$1,000.00	$1,022.39	$2.57
Class K	.45%
Actual		$1,000.00	$1,076.50	$2.33
Hypothetical-C		$1,000.00	$1,022.69	$2.27
Class K6	.38%
Actual		$1,000.00	$1,076.80	$1.97
Hypothetical-C		$1,000.00	$1,023.04	$1.92
Fidelity Freedom 2015 Fund
Fidelity Freedom 2015 Fund	.55%
Actual		$1,000.00	$1,098.80	$2.88
Hypothetical-C		$1,000.00	$1,022.19	$2.77
Class K	.48%
Actual		$1,000.00	$1,099.40	$2.51
Hypothetical-C		$1,000.00	$1,022.54	$2.42
Class K6	.40%
Actual		$1,000.00	$1,099.70	$2.09
Hypothetical-C		$1,000.00	$1,022.94	$2.02
Fidelity Freedom 2020 Fund
Fidelity Freedom 2020 Fund	.59%
Actual		$1,000.00	$1,121.00	$3.12
Hypothetical-C		$1,000.00	$1,021.99	$2.97
Class K	.52%
Actual		$1,000.00	$1,121.50	$2.75
Hypothetical-C		$1,000.00	$1,022.34	$2.62
Class K6	.42%
Actual		$1,000.00	$1,122.30	$2.22
Hypothetical-C		$1,000.00	$1,022.84	$2.12
Fidelity Freedom 2025 Fund
Fidelity Freedom 2025 Fund	.64%
Actual		$1,000.00	$1,137.50	$3.41
Hypothetical-C		$1,000.00	$1,021.74	$3.23
Class K	.55%
Actual		$1,000.00	$1,138.20	$2.93
Hypothetical-C		$1,000.00	$1,022.19	$2.77
Class K6	.44%
Actual		$1,000.00	$1,138.90	$2.35
Hypothetical-C		$1,000.00	$1,022.74	$2.22
Fidelity Freedom 2030 Fund
Fidelity Freedom 2030 Fund	.68%
Actual		$1,000.00	$1,158.20	$3.66
Hypothetical-C		$1,000.00	$1,021.54	$3.43
Class K	.59%
Actual		$1,000.00	$1,159.00	$3.18
Hypothetical-C		$1,000.00	$1,021.99	$2.97
Class K6	.46%
Actual		$1,000.00	$1,160.10	$2.48
Hypothetical-C		$1,000.00	$1,022.64	$2.32
Fidelity Freedom 2035 Fund
Fidelity Freedom 2035 Fund	.72%
Actual		$1,000.00	$1,199.20	$3.95
Hypothetical-C		$1,000.00	$1,021.34	$3.63
Class K	.62%
Actual		$1,000.00	$1,199.40	$3.40
Hypothetical-C		$1,000.00	$1,021.84	$3.13
Class K6	.48%
Actual		$1,000.00	$1,200.40	$2.63
Hypothetical-C		$1,000.00	$1,022.54	$2.42
Fidelity Freedom 2040 Fund
Fidelity Freedom 2040 Fund	.75%
Actual		$1,000.00	$1,226.20	$4.16
Hypothetical-C		$1,000.00	$1,021.19	$3.78
Class K	.64%
Actual		$1,000.00	$1,225.90	$3.55
Hypothetical-C		$1,000.00	$1,021.74	$3.23
Class K6	.49%
Actual		$1,000.00	$1,227.10	$2.72
Hypothetical-C		$1,000.00	$1,022.49	$2.47
Fidelity Freedom 2045 Fund
Fidelity Freedom 2045 Fund	.75%
Actual		$1,000.00	$1,225.90	$4.16
Hypothetical-C		$1,000.00	$1,021.19	$3.78
Class K	.64%
Actual		$1,000.00	$1,226.90	$3.55
Hypothetical-C		$1,000.00	$1,021.74	$3.23
Class K6	.49%
Actual		$1,000.00	$1,228.10	$2.72
Hypothetical-C		$1,000.00	$1,022.49	$2.47
Fidelity Freedom 2050 Fund
Fidelity Freedom 2050 Fund	.75%
Actual		$1,000.00	$1,225.40	$4.16
Hypothetical-C		$1,000.00	$1,021.19	$3.78
Class K	.64%
Actual		$1,000.00	$1,227.30	$3.55
Hypothetical-C		$1,000.00	$1,021.74	$3.23
Class K6	.49%
Actual		$1,000.00	$1,227.30	$2.72
Hypothetical-C		$1,000.00	$1,022.49	$2.47
Fidelity Freedom 2055 Fund
Fidelity Freedom 2055 Fund	.75%
Actual		$1,000.00	$1,225.70	$4.16
Hypothetical-C		$1,000.00	$1,021.19	$3.78
Class K	.64%
Actual		$1,000.00	$1,226.60	$3.55
Hypothetical-C		$1,000.00	$1,021.74	$3.23
Class K6	.49%
Actual		$1,000.00	$1,227.50	$2.72
Hypothetical-C		$1,000.00	$1,022.49	$2.47
Fidelity Freedom 2060 Fund
Fidelity Freedom 2060 Fund	.75%
Actual		$1,000.00	$1,226.30	$4.16
Hypothetical-C		$1,000.00	$1,021.19	$3.78
Class K	.64%
Actual		$1,000.00	$1,226.20	$3.55
Hypothetical-C		$1,000.00	$1,021.74	$3.23
Class K6	.49%
Actual		$1,000.00	$1,227.90	$2.72
Hypothetical-C		$1,000.00	$1,022.49	$2.47
Fidelity Freedom 2065 Fund
Fidelity Freedom 2065 Fund	.75%
Actual		$1,000.00	$1,226.30	$4.16
Hypothetical-C		$1,000.00	$1,021.19	$3.78
Class K	.64%
Actual		$1,000.00	$1,226.60	$3.55
Hypothetical-C		$1,000.00	$1,021.74	$3.23
Class K6	.49%
Actual		$1,000.00	$1,228.10	$2.72
Hypothetical-C		$1,000.00	$1,022.49	$2.47

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/ 365 (to reflect the one-half year period). The fees and expenses of any Underlying Funds are not included in each annualized expense ratio.

 C 5% return per year before expenses

Distributions (Unaudited)

The Board of Trustees of each fund voted to pay to shareholders of record at the opening of business on record date, the following distributions per share derived from capital gains realized from sales of portfolio securities and dividends derived from net investment income:

	Pay Date	Record Date	Dividends	Capital Gains
Fidelity Freedom Income Fund
Fidelity Freedom Income Fund	05/10/2021	05/07/2021	$0.005	$0.215
Class K	05/10/2021	05/07/2021	$0.006	$0.215
Class K6	05/10/2021	05/07/2021	$0.007	$0.215
Fidelity Freedom 2005 Fund
Fidelity Freedom 2005 Fund	05/17/2021	05/14/2021	$0.018	$0.315
Class K	05/17/2021	05/14/2021	$0.019	$0.315
Class K6	05/17/2021	05/14/2021	$0.020	$0.315
Fidelity Freedom 2010 Fund
Fidelity Freedom 2010 Fund	05/17/2021	05/14/2021	$0.016	$0.559
Class K	05/17/2021	05/14/2021	$0.017	$0.559
Class K6	05/17/2021	05/14/2021	$0.021	$0.559
Fidelity Freedom 2015 Fund
Fidelity Freedom 2015 Fund	05/17/2021	05/14/2021	$0.009	$0.554
Class K	05/17/2021	05/14/2021	$0.010	$0.554
Class K6	05/17/2021	05/14/2021	$0.013	$0.554
Fidelity Freedom 2020 Fund
Fidelity Freedom 2020 Fund	05/17/2021	05/14/2021	$0.006	$0.805
Class K	05/17/2021	05/14/2021	$0.008	$0.805
Class K6	05/17/2021	05/14/2021	$0.011	$0.805
Fidelity Freedom 2025 Fund
Fidelity Freedom 2025 Fund	05/17/2021	05/14/2021	$0.002	$0.605
Class K	05/17/2021	05/14/2021	$0.004	$0.605
Class K6	05/17/2021	05/14/2021	$0.007	$0.605
Fidelity Freedom 2030 Fund
Fidelity Freedom 2030 Fund	05/17/2021	05/14/2021	$0.000	$0.834
Class K	05/17/2021	05/14/2021	$0.000	$0.836
Class K6	05/17/2021	05/14/2021	$0.000	$0.841
Fidelity Freedom 2035 Fund
Fidelity Freedom 2035 Fund	05/17/2021	05/14/2021	$0.000	$0.781
Class K	05/17/2021	05/14/2021	$0.000	$0.781
Class K6	05/17/2021	05/14/2021	$0.000	$0.781
Fidelity Freedom 2040 Fund
Fidelity Freedom 2040 Fund	05/17/2021	05/14/2021	$0.000	$0.595
Class K	05/17/2021	05/14/2021	$0.000	$0.595
Class K6	05/17/2021	05/14/2021	$0.000	$0.595
Fidelity Freedom 2045 Fund
Fidelity Freedom 2045 Fund	05/17/2021	05/14/2021	$0.000	$0.671
Class K	05/17/2021	05/14/2021	$0.000	$0.671
Class K6	05/17/2021	05/14/2021	$0.000	$0.671
Fidelity Freedom 2050 Fund
Fidelity Freedom 2050 Fund	05/17/2021	05/14/2021	$0.000	$0.665
Class K	05/17/2021	05/14/2021	$0.000	$0.665
Class K6	05/17/2021	05/14/2021	$0.000	$0.665
Fidelity Freedom 2055 Fund
Fidelity Freedom 2055 Fund	05/17/2021	05/14/2021	$0.000	$0.738
Class K	05/17/2021	05/14/2021	$0.000	$0.738
Class K6	05/17/2021	05/14/2021	$0.000	$0.738
Fidelity Freedom 2060 Fund
Fidelity Freedom 2060 Fund	05/17/2021	05/14/2021	$0.000	$0.596
Class K	05/17/2021	05/14/2021	$0.000	$0.596
Class K6	05/17/2021	05/14/2021	$0.000	$0.596
Fidelity Freedom 2065 Fund
Fidelity Freedom 2065 Fund	05/17/2021	05/14/2021	$0.000	$0.335
Class K	05/17/2021	05/14/2021	$0.000	$0.335
Class K6	05/17/2021	05/14/2021	$0.000	$0.335

The funds hereby designate as capital gain dividend the amounts noted below for the taxable year ended March 31, 2021, or, if subsequently determined to be different, the net capital gain of such year.

Fidelity Freedom Income Fund	$91,467,146
Fidelity Freedom 2005 Fund	$35,604,526
Fidelity Freedom 2010 Fund	$288,550,433
Fidelity Freedom 2015 Fund	$512,705,595
Fidelity Freedom 2020 Fund	$1,781,811,977
Fidelity Freedom 2025 Fund	$1,748,191,128
Fidelity Freedom 2030 Fund	$2,380,288,060
Fidelity Freedom 2035 Fund	$1,818,145,182
Fidelity Freedom 2040 Fund	$1,881,670,541
Fidelity Freedom 2045 Fund	$1,135,004,855
Fidelity Freedom 2050 Fund	$975,931,115
Fidelity Freedom 2055 Fund	$443,506,807
Fidelity Freedom 2060 Fund	$142,129,175
Fidelity Freedom 2065 Fund	$6,804,234

A percentage of the dividends distributed during the fiscal year for the following funds were derived from interest on U.S. Government securities which is generally exempt from state income tax

Fidelity Freedom Income Fund	17.67%
Fidelity Freedom 2005 Fund	15.84%
Fidelity Freedom 2010 Fund	13.31%
Fidelity Freedom 2015 Fund	11.25%
Fidelity Freedom 2020 Fund	9.58%
Fidelity Freedom 2025 Fund	8.48%
Fidelity Freedom 2030 Fund	7.32%
Fidelity Freedom 2035 Fund	4.99%
Fidelity Freedom 2040 Fund	3.95%
Fidelity Freedom 2045 Fund	3.94%
Fidelity Freedom 2050 Fund	3.94%
Fidelity Freedom 2055 Fund	3.93%
Fidelity Freedom 2060 Fund	3.88%
Fidelity Freedom 2065 Fund	3.63%

A percentage of the dividends distributed during the fiscal year for the following funds qualify for the dividends–received deduction for corporate shareholders:

	Retail	Class K	Class K6
Fidelity Freedom Income Fund
April 2020	0%	0%	0%
May 2020	2%	2%	2%
June 2020	4%	4%	4%
July 2020	4%	4%	4%
August 2020	4%	4%	3%
September 2020	4%	4%	4%
October 2020	4%	4%	4%
November 2020	4%	4%	4%
December 2020	4%	4%	4%
February 2021	3%	3%	2%
March 2021	3%	3%	3%
Fidelity Freedom 2005 Fund
May 2020	1%	1%	1%
December 2020	6%	6%	6%
Fidelity Freedom 2010 Fund
May 2020	1%	1%	1%
December 2020	10%	9%	9%
Fidelity Freedom 2015 Fund
May 2020	2%	2%	2%
December 2020	13%	13%	12%
Fidelity Freedom 2020 Fund
May 2020	4%	4%	3%
December 2020	17%	17%	16%
Fidelity Freedom 2025 Fund
May 2020	8%	7%	5%
December 2020	20%	20%	18%
Fidelity Freedom 2030 Fund
May 2020	8%	7%	5%
December 2020	25%	24%	23%
Fidelity Freedom 2035 Fund
May 2020	100%	43%	17%
December 2020	34%	33%	30%
Fidelity Freedom 2040 Fund
May 2020	100%	44%	16%
December 2020	42%	41%	37%
Fidelity Freedom 2045 Fund
May 2020	–	67%	22%
December 2020	42%	37%	41%
Fidelity Freedom 2050 Fund
May 2020	–	–	100%
December 2020	42%	40%	37%
Fidelity Freedom 2055 Fund
December 2020	45%	43%	39%
Fidelity Freedom 2060 Fund
May 2020	90%	22%	11%
December 2020	41%	40%	36%
Fidelity Freedom 2065 Fund
May 2020	12%	3%	2%
December 2020	38%	37%	35%

A percentage of the dividends distributed during the fiscal year for the following funds may be taken into account as a dividend for purposes of the maximum rate under section 1(h)(11) of the Internal Revenue Code.

	Retail	Class K	Class K6
Fidelity Freedom Income Fund
April 2020	0%	0%	0%
May 2020	8%	8%	8%
June 2020	13%	12%	12%
July 2020	13%	12%	12%
August 2020	13%	13%	11%
September 2020	13%	12%	12%
October 2020	13%	12%	12%
November 2020	13%	12%	12%
December 2020	13%	13%	12%
February 2021	4%	4%	3%
March 2021	4%	3%	3%
Fidelity Freedom 2005 Fund
May 2020	2%	1%	1%
December 2020	17%	17%	16%
Fidelity Freedom 2010 Fund
May 2020	2%	2%	2%
December 2020	24%	23%	23%
Fidelity Freedom 2015 Fund
May 2020	4%	3%	3%
December 2020	32%	31%	30%
Fidelity Freedom 2020 Fund
May 2020	13%	11%	10%
December 2020	39%	38%	36%
Fidelity Freedom 2025 Fund
May 2020	23%	19%	14%
December 2020	46%	44%	42%
Fidelity Freedom 2030 Fund
May 2020	12%	10%	8%
December 2020	53%	52%	48%
Fidelity Freedom 2035 Fund
May 2020	100%	100%	96%
December 2020	74%	71%	66%
Fidelity Freedom 2040 Fund
May 2020	100%	67%	25%
December 2020	91%	88%	80%
Fidelity Freedom 2045 Fund
May 2020	–	91%	31%
December 2020	92%	88%	80%
Fidelity Freedom 2050 Fund
May 2020	–	–	100%
December 2020	92%	88%	80%
Fidelity Freedom 2055 Fund
December 2020	93%	89%	81%
Fidelity Freedom 2060 Fund
May 2020	100%	55%	28%
December 2020	90%	86%	79%
Fidelity Freedom 2065 Fund
May 2020	25%	7%	4%
December 2020	80%	78%	74%

A percentage of the dividends distributed during the fiscal year for the following funds qualify as a section 199A dividend:

	Retail	Class K	Class K6
Fidelity Freedom Income Fund
April 2020	0%	0%	0%
May 2020	1%	1%	1%
June 2020	1%	1%	1%
July 2020	1%	1%	1%
August 2020	1%	1%	1%
September 2020	1%	1%	1%
October 2020	1%	1%	1%
November 2020	1%	1%	1%
December 2020	1%	1%	1%
February 2021	0%	0%	0%
March 2021	0%	0%	0%
Fidelity Freedom 2005 Fund
May 2020	1%	1%	1%
December 2020	1%	1%	1%
Fidelity Freedom 2010 Fund
May 2020	1%	1%	1%
December 2020	1%	1%	1%
Fidelity Freedom 2015 Fund
May 2020	1%	1%	1%
December 2020	1%	1%	1%
Fidelity Freedom 2020 Fund
May 2020	1%	1%	1%
December 2020	1%	1%	1%
Fidelity Freedom 2025 Fund
May 2020	1%	1%	1%
December 2020	1%	1%	1%
Fidelity Freedom 2030 Fund
May 2020	1%	1%	1%
December 2020	2%	2%	1%
Fidelity Freedom 2035 Fund
May 2020	0%	0%	1%
December 2020	2%	2%	2%
Fidelity Freedom 2040 Fund
May 2020	0%	1%	1%
December 2020	2%	2%	2%
Fidelity Freedom 2045 Fund
May 2020	0%	1%	1%
December 2020	2%	2%	2%
Fidelity Freedom 2050 Fund
May 2020	–	–	0%
December 2020	2%	2%	2%
Fidelity Freedom 2055 Fund
December 2020	2%	2%	2%
Fidelity Freedom 2060 Fund
May 2020	0%	1%	1%
December 2020	2%	2%	2%
Fidelity Freedom 2065 Fund
May 2020	1%	1%	1%
December 2020	2%	2%	2%

The funds will notify shareholders in January 2022 of amounts for use in preparing 2021 income tax returns.

Liquidity Risk Management Program

The Securities and Exchange Commission adopted Rule 22e-4 under the Investment Company Act of 1940 (the Liquidity Rule) to promote effective liquidity risk management throughout the open-end investment company industry, thereby reducing the risk that funds will be unable to meet their redemption obligations and mitigating dilution of the interests of fund shareholders.

The Funds have adopted and implemented a liquidity risk management program pursuant to the Liquidity Rule (the Program) effective December 1, 2018. The Program is reasonably designed to assess and manage each Fund’s liquidity risk and to comply with the requirements of the Liquidity Rule. Each Fund’s Board of Trustees (the Board) has designated each Fund’s investment adviser as administrator of the Program. The Fidelity advisers have established a Liquidity Risk Management Committee (the LRM Committee) to manage the Program for each of the Fidelity Funds. The LRM Committee monitors the adequacy and effectiveness of implementation of the Program and on a periodic basis assesses each Fund’s liquidity risk based on a variety of factors including (1) the Fund’s investment strategy, (2) portfolio liquidity and cash flow projections during normal and reasonably foreseeable stressed conditions, (3) shareholder redemptions, (4) borrowings and other funding sources and (5) in the case of exchange-traded funds, certain additional factors including the effect of the Fund’s prices and spreads, market participants, and basket compositions on the overall liquidity of the Fund’s portfolio, as applicable.

In accordance with the Program, each of the Fund’s portfolio investments is classified into one of four liquidity categories described below based on a determination of a reasonable expectation for how long it would take to convert the investment to cash (or sell or dispose of the investment) without significantly changing its market value.

  Highly liquid investments – cash or convertible to cash within three business days or less
  Moderately liquid investments – convertible to cash in three to seven calendar days
  Less liquid investments – can be sold or disposed of, but not settled, within seven calendar days
  Illiquid investments – cannot be sold or disposed of within seven calendar days

Liquidity classification determinations take into account a variety of factors including various market, trading and investment-specific considerations, as well as market depth, and generally utilize analysis from a third-party liquidity metrics service.

The Liquidity Rule places a 15% limit on a fund’s illiquid investments and requires funds that do not primarily hold assets that are highly liquid investments to determine and maintain a minimum percentage of the fund’s net assets to be invested in highly liquid investments (highly liquid investment minimum or HLIM). The Program includes provisions reasonably designed to comply with the 15% limit on illiquid investments and for determining, periodically reviewing and complying with the HLIM requirement as applicable.

At a recent meeting of the Fund’s Board of Trustees, the LRM Committee provided a written report to the Board pertaining to the operation, adequacy, and effectiveness of implementation of the Program for the annual period from December 1, 2019 through November 30, 2020. The report concluded that the Program has been implemented and is operating effectively and is reasonably designed to assess and manage the Fund’s liquidity risk.

FF-ANN-0521
1.702316.123

Fidelity Advisor Freedom® Funds - Income, 2005, 2010, 2015, 2020, 2025, 2030, 2035, 2040, 2045, 2050, 2055, 2060, 2065

Annual Report

March 31, 2021

Contents

Note to Shareholders
Performance
Management's Discussion of Fund Performance
Fidelity Advisor Freedom® Income Fund
Investment Summary
Schedule of Investments
Financial Statements
Fidelity Advisor Freedom® 2005 Fund
Investment Summary
Schedule of Investments
Financial Statements
Fidelity Advisor Freedom® 2010 Fund
Investment Summary
Schedule of Investments
Financial Statements
Fidelity Advisor Freedom® 2015 Fund
Investment Summary
Schedule of Investments
Financial Statements
Fidelity Advisor Freedom® 2020 Fund
Investment Summary
Schedule of Investments
Financial Statements
Fidelity Advisor Freedom® 2025 Fund
Investment Summary
Schedule of Investments
Financial Statements
Fidelity Advisor Freedom® 2030 Fund
Investment Summary
Schedule of Investments
Financial Statements
Fidelity Advisor Freedom® 2035 Fund
Investment Summary
Schedule of Investments
Financial Statements
Fidelity Advisor Freedom® 2040 Fund
Investment Summary
Schedule of Investments
Financial Statements
Fidelity Advisor Freedom® 2045 Fund
Investment Summary
Schedule of Investments
Financial Statements
Fidelity Advisor Freedom® 2050 Fund
Investment Summary
Schedule of Investments
Financial Statements
Fidelity Advisor Freedom® 2055 Fund
Investment Summary
Schedule of Investments
Financial Statements
Fidelity Advisor Freedom® 2060 Fund
Investment Summary
Schedule of Investments
Financial Statements
Fidelity Advisor Freedom® 2065 Fund
Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Report of Independent Registered Public Accounting Firm
Trustees and Officers
Shareholder Expense Example
Distributions
Liquidity Risk Management Program

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2021 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Funds. This report is not authorized for distribution to prospective investors in the Funds unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Funds nor Fidelity Distributors Corporation is a bank.

Note to Shareholders:

Early in 2020, the outbreak and spread of a new coronavirus emerged as a public health emergency that had a major influence on financial markets, primarily based on its impact on the global economy and the outlook for corporate earnings. The virus causes a respiratory disease known as COVID-19. On March 11, 2020 the World Health Organization declared the COVID-19 outbreak a pandemic, citing sustained risk of further global spread.

In the weeks following, as the crisis worsened, we witnessed an escalating human tragedy with wide-scale social and economic consequences from coronavirus-containment measures. The outbreak of COVID-19 prompted a number of measures to limit the spread, including travel and border restrictions, quarantines, and restrictions on large gatherings. In turn, these resulted in lower consumer activity, diminished demand for a wide range of products and services, disruption in manufacturing and supply chains, and – given the wide variability in outcomes regarding the outbreak – significant market uncertainty and volatility. Amid the turmoil, global governments and central banks took unprecedented action to help support consumers, businesses, and the broader economies, and to limit disruption to financial systems.

The situation continues to unfold, and the extent and duration of its impact on financial markets and the economy remain highly uncertain. Extreme events such as the coronavirus crisis are “exogenous shocks” that can have significant adverse effects on mutual funds and their investments. Although multiple asset classes may be affected by market disruption, the duration and impact may not be the same for all types of assets.

Fidelity is committed to helping you stay informed amid news about COVID-19 and during increased market volatility, and we’re taking extra steps to be responsive to customer needs. We encourage you to visit our websites, where we offer ongoing updates, commentary, and analysis on the markets and our funds.

Fidelity Advisor Freedom® Income Fund

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The hypothetical investment and the average annual total returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund’s total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

For the periods ended March 31, 2021	Past 1 year	Past 5 years	Past 10 years
Class A (incl. 5.75% sales charge)	6.89%	4.24%	3.57%
Class M (incl. 3.50% sales charge)	9.11%	4.48%	3.55%
Class C (incl. contingent deferred sales charge)	11.49%	4.68%	3.39%
Class I	13.72%	5.74%	4.44%
Class Z	13.72%	5.76%	4.45%
Class Z6	13.87%	5.83%	4.48%

 Prior to June 1, 2017, the fund operated under a different pricing structure. The fund’s historical performance prior to June 1, 2017 does not reflect the fund’s current pricing structure.

 The initial offering of Class Z shares took place on October 2, 2018. Returns prior to October 2, 2018 are those of Class I.

 The initial offering of Class Z6 shares took place on June 6, 2017. Returns prior to June 6, 2017 are those of Class I.

 Class C shares' contingent deferred sales charges included in the past one year, past five years and past ten years total return figures are 1%, 0% and 0%, respectively.

$10,000 Over 10 Years

Let's say hypothetically that $10,000 was invested in Fidelity Advisor Freedom® Income Fund - Class A on March 31, 2011, and the current 5.75% sales charge was paid.

The chart shows how the value of your investment would have changed, and also shows how the Bloomberg Barclays U.S. Aggregate Bond Index performed over the same period.

Period Ending Values
$14,195	Fidelity Advisor Freedom® Income Fund - Class A
$14,025	Bloomberg Barclays U.S. Aggregate Bond Index

Fidelity Advisor Freedom® 2005 Fund

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The hypothetical investment and the average annual total returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund’s total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

For the periods ended March 31, 2021	Past 1 year	Past 5 years	Past 10 years
Class A (incl. 5.75% sales charge)	9.62%	5.21%	4.35%
Class M (incl. 3.50% sales charge)	12.00%	5.44%	4.33%
Class C (incl. contingent deferred sales charge)	14.42%	5.67%	4.18%
Class I	16.62%	6.73%	5.22%
Class Z	16.59%	6.75%	5.23%
Class Z6	16.72%	6.82%	5.27%

 Prior to June 1, 2017, the fund operated under a different pricing structure. The fund’s historical performance prior to June 1, 2017 does not reflect the fund’s current pricing structure.

 The initial offering of Class Z shares took place on October 2, 2018. Returns prior to October 2, 2018 are those of Class I.

 The initial offering of Class Z6 shares took place on June 6, 2017. Returns prior to June 6, 2017 are those of Class I.

 Class C shares' contingent deferred sales charges included in the past one year, past five years and past ten years total return figures are 1%, 0% and 0%, respectively.

$10,000 Over 10 Years

Let's say hypothetically that $10,000 was invested in Fidelity Advisor Freedom® 2005 Fund - Class A on March 31, 2011, and the current 5.75% sales charge was paid.

The chart shows how the value of your investment would have changed, and also shows how the Bloomberg Barclays U.S. Aggregate Bond Index performed over the same period.

Period Ending Values
$15,309	Fidelity Advisor Freedom® 2005 Fund - Class A
$14,025	Bloomberg Barclays U.S. Aggregate Bond Index

Fidelity Advisor Freedom® 2010 Fund

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The hypothetical investment and the average annual total returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund’s total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

For the periods ended March 31, 2021	Past 1 year	Past 5 years	Past 10 years
Class A (incl. 5.75% sales charge)	14.30%	6.32%	5.25%
Class M (incl. 3.50% sales charge)	16.67%	6.55%	5.23%
Class C (incl. contingent deferred sales charge)	19.36%	6.79%	5.09%
Class I	21.50%	7.86%	6.14%
Class Z	21.71%	7.89%	6.16%
Class Z6	21.67%	7.96%	6.19%

 Prior to June 1, 2017, the fund operated under a different pricing structure. The fund’s historical performance prior to June 1, 2017 does not reflect the fund’s current pricing structure.

 The initial offering of Class Z shares took place on October 2, 2018. Returns prior to October 2, 2018 are those of Class I.

 The initial offering of Class Z6 shares took place on June 6, 2017. Returns prior to June 6, 2017 are those of Class I.

 Class C shares' contingent deferred sales charges included in the past one year, past five years and past ten years total return figures are 1%, 0% and 0%, respectively.

$10,000 Over 10 Years

Let's say hypothetically that $10,000 was invested in Fidelity Advisor Freedom® 2010 Fund - Class A on March 31, 2011, and the current 5.75% sales charge was paid.

The chart shows how the value of your investment would have changed, and also shows how the Bloomberg Barclays U.S. Aggregate Bond Index performed over the same period.

Period Ending Values
$16,673	Fidelity Advisor Freedom® 2010 Fund - Class A
$14,025	Bloomberg Barclays U.S. Aggregate Bond Index

Fidelity Advisor Freedom® 2015 Fund

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The hypothetical investment and the average annual total returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund’s total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

For the periods ended March 31, 2021	Past 1 year	Past 5 years	Past 10 years
Class A (incl. 5.75% sales charge)	19.18%	7.42%	5.88%
Class M (incl. 3.50% sales charge)	21.72%	7.65%	5.86%
Class C (incl. contingent deferred sales charge)	24.36%	7.86%	5.71%
Class I	26.71%	8.97%	6.77%
Class Z	26.82%	9.01%	6.79%
Class Z6	26.84%	9.08%	6.83%

 Prior to June 1, 2017, the fund operated under a different pricing structure. The fund’s historical performance prior to June 1, 2017 does not reflect the fund’s current pricing structure.

 The initial offering of Class Z shares took place on October 2, 2018. Returns prior to October 2, 2018 are those of Class I.

 The initial offering of Class Z6 shares took place on June 6, 2017. Returns prior to June 6, 2017 are those of Class I.

 Class C shares' contingent deferred sales charges included in the past one year, past five years and past ten years total return figures are 1%, 0% and 0%, respectively.

$10,000 Over 10 Years

Let's say hypothetically that $10,000 was invested in Fidelity Advisor Freedom® 2015 Fund - Class A on March 31, 2011, and the current 5.75% sales charge was paid.

The chart shows how the value of your investment would have changed, and also shows how the Bloomberg Barclays U.S. Aggregate Bond Index performed over the same period.

Period Ending Values
$17,701	Fidelity Advisor Freedom® 2015 Fund - Class A
$14,025	Bloomberg Barclays U.S. Aggregate Bond Index

Fidelity Advisor Freedom® 2020 Fund

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The hypothetical investment and the average annual total returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund’s total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

For the periods ended March 31, 2021	Past 1 year	Past 5 years	Past 10 years
Class A (incl. 5.75% sales charge)	23.83%	8.29%	6.38%
Class M (incl. 3.50% sales charge)	26.49%	8.52%	6.36%
Class C (incl. contingent deferred sales charge)	29.36%	8.76%	6.22%
Class I	31.70%	9.84%	7.28%
Class Z	31.82%	9.88%	7.30%
Class Z6	31.94%	9.99%	7.35%

 Prior to June 1, 2017, the fund operated under a different pricing structure. The fund’s historical performance prior to June 1, 2017 does not reflect the fund’s current pricing structure.

 The initial offering of Class Z shares took place on October 2, 2018. Returns prior to October 2, 2018 are those of Class I.

 The initial offering of Class Z6 shares took place on June 6, 2017. Returns prior to June 6, 2017 are those of Class I.

 Class C shares' contingent deferred sales charges included in the past one year, past five years and past ten years total return figures are 1%, 0% and 0%, respectively.

$10,000 Over 10 Years

Let's say hypothetically that $10,000 was invested in Fidelity Advisor Freedom® 2020 Fund - Class A on March 31, 2011, and the current 5.75% sales charge was paid.

The chart shows how the value of your investment would have changed, and also shows how the S&P 500® Index performed over the same period.

Period Ending Values
$18,567	Fidelity Advisor Freedom® 2020 Fund - Class A
$36,788	S&P 500® Index

Fidelity Advisor Freedom® 2025 Fund

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The hypothetical investment and the average annual total returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund’s total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

For the periods ended March 31, 2021	Past 1 year	Past 5 years	Past 10 years
Class A (incl. 5.75% sales charge)	27.44%	9.01%	6.99%
Class M (incl. 3.50% sales charge)	30.13%	9.25%	6.98%
Class C (incl. contingent deferred sales charge)	33.28%	9.48%	6.83%
Class I	35.57%	10.58%	7.89%
Class Z	35.65%	10.62%	7.91%
Class Z6	35.82%	10.75%	7.97%

 Prior to June 1, 2017, the fund operated under a different pricing structure. The fund’s historical performance prior to June 1, 2017 does not reflect the fund’s current pricing structure.

 The initial offering of Class Z shares took place on October 2, 2018. Returns prior to October 2, 2018 are those of Class I.

 The initial offering of Class Z6 shares took place on June 6, 2017. Returns prior to June 6, 2017 are those of Class I.

 Class C shares' contingent deferred sales charges included in the past one year, past five years and past ten years total return figures are 1%, 0% and 0%, respectively.

$10,000 Over 10 Years

Let's say hypothetically that $10,000 was invested in Fidelity Advisor Freedom® 2025 Fund - Class A on March 31, 2011, and the current 5.75% sales charge was paid.

The chart shows how the value of your investment would have changed, and also shows how the S&P 500® Index performed over the same period.

Period Ending Values
$19,658	Fidelity Advisor Freedom® 2025 Fund - Class A
$36,788	S&P 500® Index

Fidelity Advisor Freedom® 2030 Fund

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The hypothetical investment and the average annual total returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund’s total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

For the periods ended March 31, 2021	Past 1 year	Past 5 years	Past 10 years
Class A (incl. 5.75% sales charge)	32.43%	10.27%	7.65%
Class M (incl. 3.50% sales charge)	35.25%	10.51%	7.64%
Class C (incl. contingent deferred sales charge)	38.41%	10.75%	7.49%
Class I	40.77%	11.86%	8.57%
Class Z	41.01%	11.92%	8.59%
Class Z6	41.14%	12.05%	8.66%

 Prior to June 1, 2017, the fund operated under a different pricing structure. The fund’s historical performance prior to June 1, 2017 does not reflect the fund’s current pricing structure.

 The initial offering of Class Z shares took place on October 2, 2018. Returns prior to October 2, 2018 are those of Class I.

 The initial offering of Class Z6 shares took place on June 6, 2017. Returns prior to June 6, 2017 are those of Class I.

 Class C shares' contingent deferred sales charges included in the past one year, past five years and past ten years total return figures are 1%, 0% and 0%, respectively.

$10,000 Over 10 Years

Let's say hypothetically that $10,000 was invested in Fidelity Advisor Freedom® 2030 Fund - Class A on March 31, 2011, and the current 5.75% sales charge was paid.

The chart shows how the value of your investment would have changed, and also shows how the S&P 500® Index performed over the same period.

Period Ending Values
$20,908	Fidelity Advisor Freedom® 2030 Fund - Class A
$36,788	S&P 500® Index

Fidelity Advisor Freedom® 2035 Fund

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The hypothetical investment and the average annual total returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund’s total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

For the periods ended March 31, 2021	Past 1 year	Past 5 years	Past 10 years
Class A (incl. 5.75% sales charge)	41.12%	11.59%	8.39%
Class M (incl. 3.50% sales charge)	44.04%	11.83%	8.37%
Class C (incl. contingent deferred sales charge)	47.61%	12.08%	8.22%
Class I	49.99%	13.19%	9.30%
Class Z	50.19%	13.25%	9.33%
Class Z6	50.43%	13.40%	9.40%

 Prior to June 1, 2017, the fund operated under a different pricing structure. The fund’s historical performance prior to June 1, 2017 does not reflect the fund’s current pricing structure.

 The initial offering of Class Z shares took place on October 2, 2018. Returns prior to October 2, 2018 are those of Class I.

 The initial offering of Class Z6 shares took place on June 6, 2017. Returns prior to June 6, 2017 are those of Class I.

 Class C shares' contingent deferred sales charges included in the past one year, past five years and past ten years total return figures are 1%, 0% and 0%, respectively.

$10,000 Over 10 Years

Let's say hypothetically that $10,000 was invested in Fidelity Advisor Freedom® 2035 Fund - Class A on March 31, 2011, and the current 5.75% sales charge was paid.

The chart shows how the value of your investment would have changed, and also shows how the S&P 500® Index performed over the same period.

Period Ending Values
$22,385	Fidelity Advisor Freedom® 2035 Fund - Class A
$36,788	S&P 500® Index

Fidelity Advisor Freedom® 2040 Fund

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The hypothetical investment and the average annual total returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund’s total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

For the periods ended March 31, 2021	Past 1 year	Past 5 years	Past 10 years
Class A (incl. 5.75% sales charge)	46.39%	12.06%	8.64%
Class M (incl. 3.50% sales charge)	49.53%	12.31%	8.62%
Class C (incl. contingent deferred sales charge)	53.12%	12.55%	8.47%
Class I	55.69%	13.69%	9.56%
Class Z	55.80%	13.75%	9.59%
Class Z6	56.14%	13.90%	9.66%

 Prior to June 1, 2017, the fund operated under a different pricing structure. The fund’s historical performance prior to June 1, 2017 does not reflect the fund’s current pricing structure.

 The initial offering of Class Z shares took place on October 2, 2018. Returns prior to October 2, 2018 are those of Class I.

 The initial offering of Class Z6 shares took place on June 6, 2017. Returns prior to June 6, 2017 are those of Class I.

 Class C shares' contingent deferred sales charges included in the past one year, past five years and past ten years total return figures are 1%, 0% and 0%, respectively.

$10,000 Over 10 Years

Let's say hypothetically that $10,000 was invested in Fidelity Advisor Freedom® 2040 Fund - Class A on March 31, 2011, and the current 5.75% sales charge was paid.

The chart shows how the value of your investment would have changed, and also shows how the S&P 500® Index performed over the same period.

Period Ending Values
$22,904	Fidelity Advisor Freedom® 2040 Fund - Class A
$36,788	S&P 500® Index

Fidelity Advisor Freedom® 2045 Fund

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The hypothetical investment and the average annual total returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund’s total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

For the periods ended March 31, 2021	Past 1 year	Past 5 years	Past 10 years
Class A (incl. 5.75% sales charge)	46.46%	12.07%	8.68%
Class M (incl. 3.50% sales charge)	49.42%	12.31%	8.66%
Class C (incl. contingent deferred sales charge)	53.24%	12.56%	8.51%
Class I	55.77%	13.69%	9.60%
Class Z	55.85%	13.74%	9.63%
Class Z6	56.12%	13.90%	9.71%

 Prior to June 1, 2017, the fund operated under a different pricing structure. The fund’s historical performance prior to June 1, 2017 does not reflect the fund’s current pricing structure.

 The initial offering of Class Z6 shares took place on June 6, 2017. Returns prior to June 6, 2017 are those of Class I.

 The initial offering of Class Z shares took place on October 2, 2018. Returns prior to October 2, 2018 are those of Class I.

 Class C shares' contingent deferred sales charges included in the past one year, past five years and past ten years total return figures are 1%, 0% and 0%, respectively.

$10,000 Over 10 Years

Let's say hypothetically that $10,000 was invested in Fidelity Advisor Freedom® 2045 Fund - Class A on March 31, 2011, and the current 5.75% sales charge was paid.

The chart shows how the value of your investment would have changed, and also shows how the S&P 500® Index performed over the same period.

Period Ending Values
$22,981	Fidelity Advisor Freedom® 2045 Fund - Class A
$36,788	S&P 500® Index

Fidelity Advisor Freedom® 2050 Fund

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The hypothetical investment and the average annual total returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund’s total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

For the periods ended March 31, 2021	Past 1 year	Past 5 years	Past 10 years
Class A (incl. 5.75% sales charge)	46.34%	12.07%	8.66%
Class M (incl. 3.50% sales charge)	49.49%	12.30%	8.64%
Class C (incl. contingent deferred sales charge)	53.09%	12.55%	8.47%
Class I	55.65%	13.68%	9.58%
Class Z	55.96%	13.75%	9.61%
Class Z6	56.00%	13.88%	9.67%

 Prior to June 1, 2017, the fund operated under a different pricing structure. The fund’s historical performance prior to June 1, 2017 does not reflect the fund’s current pricing structure.

 The initial offering of Class Z6 shares took place on June 6, 2017. Returns prior to June 6, 2017 are those of Class I.

 The initial offering of Class Z shares took place on October 2, 2018. Returns prior to October 2, 2018 are those of Class I.

 Class C shares' contingent deferred sales charges included in the past one year, past five years and past ten years total return figures are 1%, 0% and 0%, respectively.

$10,000 Over 10 Years

Let's say hypothetically that $10,000 was invested in Fidelity Advisor Freedom® 2050 Fund - Class A on March 31, 2011, and the current 5.75% sales charge was paid.

The chart shows how the value of your investment would have changed, and also shows how the S&P 500® Index performed over the same period.

Period Ending Values
$22,937	Fidelity Advisor Freedom® 2050 Fund - Class A
$36,788	S&P 500® Index

Fidelity Advisor Freedom® 2055 Fund

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The hypothetical investment and the average annual total returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund’s total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

For the periods ended March 31, 2021	Past 1 year	Past 5 years	Life of fundA
Class A (incl. 5.75% sales charge)	46.38%	12.06%	8.94%
Class M (incl. 3.50% sales charge)	49.45%	12.32%	8.93%
Class C (incl. contingent deferred sales charge)	53.07%	12.54%	8.77%
Class I	55.72%	13.67%	9.87%
Class Z	55.82%	13.74%	9.90%
Class Z6	56.14%	13.89%	9.97%

 A From June 1, 2011

 Prior to June 1, 2017, the fund operated under a different pricing structure. The fund’s historical performance prior to June 1, 2017 does not reflect the fund’s current pricing structure.

 The initial offering of Class Z6 shares took place on June 6, 2017. Returns prior to June 6, 2017 are those of Class I.

 The initial offering of Class Z shares took place on October 2, 2018. Returns prior to October 2, 2018 are those of Class I.

 Class C shares' contingent deferred sales charges included in the past one year, past five years, and life of fund total return figures are 1%, 0%, and 0%, respectively.

$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in Fidelity Advisor Freedom® 2055 Fund - Class A on June 1, 2011, when the fund started, and the current 5.75% sales charge was paid.

The chart shows how the value of your investment would have changed, and also shows how the S&P 500® Index performed over the same period.

Period Ending Values
$23,221	Fidelity Advisor Freedom® 2055 Fund - Class A
$36,978	S&P 500® Index

Fidelity Advisor Freedom® 2060 Fund

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The hypothetical investment and the average annual total returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund’s total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

For the periods ended March 31, 2021	Past 1 year	Past 5 years	Life of fundA
Class A (incl. 5.75% sales charge)	46.35%	12.06%	9.11%
Class M (incl. 3.50% sales charge)	49.57%	12.31%	9.23%
Class C (incl. contingent deferred sales charge)	53.14%	12.54%	9.27%
Class I	55.62%	13.67%	10.37%
Class Z	55.88%	13.74%	10.42%
Class Z6	56.12%	13.88%	10.52%

 A From August 5, 2014

 Prior to June 1, 2017, the fund operated under a different pricing structure. The fund’s historical performance prior to June 1, 2017 does not reflect the fund’s current pricing structure.

 Class C shares' contingent deferred sales charges included in the past one year, past five years, and life of fund total return figures are 1%, 0%, and 0%, respectively.

 The initial offering of Class Z shares took place on October 2, 2018. Returns prior to October 2, 2018 are those of Class I.

 The initial offering of Class Z6 shares took place on June 6, 2017. Returns prior to June 6, 2017 are those of Class I.

$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in Fidelity Advisor Freedom® 2060 Fund - Class A on August 5, 2014, when the fund started, and the current 5.75% sales charge was paid.

The chart shows how the value of your investment would have changed, and also shows how the S&P 500® Index performed over the same period.

Period Ending Values
$17,873	Fidelity Advisor Freedom® 2060 Fund - Class A
$23,643	S&P 500® Index

Fidelity Advisor Freedom® 2065 Fund

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The hypothetical investment and the average annual total returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund’s total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

For the periods ended March 31, 2021	Past 1 year	Life of fundA
Class A (incl. 5.75% sales charge)	46.24%	14.06%
Class M (incl. 3.50% sales charge)	49.32%	15.33%
Class C (incl. contingent deferred sales charge)	52.95%	17.10%
Class I	55.68%	18.32%
Class Z	55.80%	18.45%
Class Z6	55.97%	18.61%

 A From June 28, 2019

 Class C shares' contingent deferred sales charges included in the past one year and life of fund total return figures are 1% and 0%, respectively.

$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in Fidelity Advisor Freedom® 2065 Fund - Class A on June 28, 2019, when the fund started, and the current 5.75% sales charge was paid.

The chart shows how the value of your investment would have changed, and also shows how the S&P 500® Index performed over the same period.

Period Ending Values
$12,589	Fidelity Advisor Freedom® 2065 Fund - Class A
$13,944	S&P 500® Index

Management's Discussion of Fund Performance

Market Recap:  For the 12 months ending March 31, 2021, global financial markets were influenced by a number of factors, including elevated volatility resulting from the early-2020 outbreak and spread of COVID-19. The pandemic coincided with equities suffering one of the quickest declines on record, followed by a historic rebound through March 31, driven by global economies reopening, ongoing fiscal and monetary stimulus, and the widespread distribution of COVID-19 vaccines. Many economists raised their expectations for a powerful recovery, as opposed to the sluggish rebound they had been anticipating. In the first quarter of 2021, riskier asset prices and bond yields rose amid the progressing global recovery.

Within this environment, the MSCI ACWI (All Country World Index) ex USA Index gained 49.62% for the 12 months. Canada (+61%) and emerging markets (+59%) fared best among regions. Asia Pacific ex Japan (+52%) also topped the broader market. Conversely, the U.K. (+34%) and Japan (+40%) notably lagged and Europe ex U.K. gained about 50%. By sector, information technology (+83%) led the way, boosted by the semiconductors & semiconductor equipment group (+128%). Materials (+77%), consumer discretionary (+66%) and industrials (+58%) also outperformed. In contrast, notable laggards included four defensive sectors: consumer staples and health care (+23% each) and utilities and real estate (+29% each).

The Dow Jones U.S. Total Stock Market Index gained 62.68% the past 12 months. Among sectors, economically sensitive groups fared best, led by consumer discretionary (+98%), energy and materials (+83% each), industrials (+74%), and information technology (+70%). In contrast, utilities (+19%) fared worst by a wide margin, followed by consumer staples (+31%). Small-cap stocks, as measured by the Russell 2000® Index (+94.85%), handily topped the large-cap-oriented S&P 500® index (+56.35%) the past 12 months. From a style standpoint, value stocks outpaced growth in the smaller-cap segment of the broader market, while growth topped value among large-caps. Commodities, as measured by the Bloomberg Barclays Commodity Index Total Return, rose 35.04%.

Within fixed income, U.S. taxable investment-grade bonds, as measured by the Bloomberg Barclays U.S. Aggregate Bond Index, gained 0.71% the past 12 months. Treasury Inflation-Protected Securities (+8.12%) and corporate bonds (+7.88%) outperformed the broader investment-grade bond index. Long-term (-15.80%) and short-term (+0.13%) U.S. Treasuries underperformed, as did government-related securities (-4.26%). Commercial mortgage-backed securities (+4.36%) and asset-backed securities (+4.57%) each lagged, whereas leveraged loans (+21.93%), high-yield bonds (+20.31%) and emerging-market debt (+14.29%) stood out.

Comments from Co-Portfolio Managers Andrew Dierdorf and Brett Sumsion:  For the fiscal year, the Class I shares of each Fidelity Advisor Freedom® Fund posted a gain, ranging from 13.72% for Fidelity Advisor Freedom Income Fund to 55.77% for Fidelity Advisor Freedom 2045 Fund. Each Fund outperformed its Composite index the past 12 months. Security selection among the underlying investment portfolios primarily drove the Funds’ outperformance of Composite indexes. Active asset allocation decisions boosted the Funds' relative results to a lesser extent. Specifically, strong performance among underlying investment-grade bond funds notably contributed. Here, an investment in Fidelity® Series Investment Grade Bond Fund (+6.51%) helped, as this fund topped the 0.71% return of the Bloomberg Barclays U.S. Aggregate Bond Index. U.S. equity fund investments also contributed. In this asset class, Fidelity Advisor® Series Growth Opportunities Fund (+104.63%) was the top contributor, outperforming the 64.31% advance of its benchmark, the Russell 3000® Growth Index. Investments in Fidelity® Series Large Cap Fund (+62.98%) also added considerable value. Active management among non-U.S. equities also helped the Funds outperform Composites. Fidelity® Series Emerging Markets Fund (+69.89%) was a key outperformer, besting the 58.41% advance of its benchmark, the MSCI Emerging Markets Index. In terms of active asset allocation, underweighting investment-grade bonds contributed most, as this asset class lagged most others in which the Funds invest. The Funds' relative performance also got a boost from overweighting non-U.S. equities, particularly emerging-markets equities. Conversely, underweighting U.S. equities detracted most. Overweighting short-term debt securities and inflation-protected debt securities also held back relative performance.

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Fidelity Advisor Freedom® Income Fund

Investment Summary (Unaudited)

The information in the following tables is based on the direct investments of the Fund.

Top Holdings as of March 31, 2021

% of fund's net assets
Fidelity Series Investment Grade Bond Fund	38.5
Fidelity Series Government Money Market Fund 0.08%	19.2
Fidelity Series Inflation-Protected Bond Index Fund	12.0
Fidelity Series Emerging Markets Opportunities Fund	6.4
Fidelity Series Short-Term Credit Fund	4.0
Fidelity Series Commodity Strategy Fund	2.7
Fidelity Series Long-Term Treasury Bond Index Fund	2.7
Fidelity Series Overseas Fund	1.5
Fidelity Series International Growth Fund	1.4
Fidelity Series International Value Fund	1.4
89.8

Asset Allocation (% of fund's net assets)

Period end
Domestic Equity Funds	9.2%
International Equity Funds	12.4%
Bond Funds	55.1%
Short-Term Funds	23.3%

Domestic Equity Funds category includes Fidelity Series Commodity Strategy Fund which invests in commodity-related investments.

Fidelity Advisor Freedom® Income Fund

Schedule of Investments March 31, 2021

Showing Percentage of Net Assets

U.S. Treasury Obligations - 0.0%
	Principal Amount	Value
U.S. Treasury Bills, yield at date of purchase 0.08% to 0.08% 4/1/21 to 4/22/21
(Cost $89,998)	90,000	90,000
	Shares	Value

Domestic Equity Funds - 9.2%
Fidelity Advisor Series Equity Growth Fund (a)	117,926	$1,963,475
Fidelity Advisor Series Growth Opportunities Fund (a)	80,943	1,365,514
Fidelity Advisor Series Small Cap Fund (a)	58,199	888,116
Fidelity Series All-Sector Equity Fund (a)	71,544	839,210
Fidelity Series Commodity Strategy Fund (a)	1,337,045	6,551,523
Fidelity Series Large Cap Stock Fund (a)	166,111	3,064,744
Fidelity Series Large Cap Value Index Fund (a)	22,516	330,754
Fidelity Series Opportunistic Insights Fund (a)	89,533	1,820,213
Fidelity Series Small Cap Opportunities Fund (a)	61,853	1,096,039
Fidelity Series Stock Selector Large Cap Value Fund (a)	136,004	1,940,778
Fidelity Series Value Discovery Fund (a)	124,802	1,986,849
TOTAL DOMESTIC EQUITY FUNDS
(Cost $15,952,223)		21,847,215

International Equity Funds - 12.4%
Fidelity Series Canada Fund (a)	95,442	1,218,792
Fidelity Series Emerging Markets Fund (a)	142,957	1,671,168
Fidelity Series Emerging Markets Opportunities Fund (a)	597,086	15,321,215
Fidelity Series International Growth Fund (a)	190,375	3,415,325
Fidelity Series International Small Cap Fund (a)	52,230	1,082,206
Fidelity Series International Value Fund (a)	314,424	3,411,504
Fidelity Series Overseas Fund (a)	271,295	3,421,024
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $19,278,981)		29,541,234

Bond Funds - 55.1%
Fidelity Series Emerging Markets Debt Fund (a)	139,922	1,270,488
Fidelity Series Emerging Markets Debt Local Currency Fund (a)	41,291	413,737
Fidelity Series Floating Rate High Income Fund (a)	27,848	255,922
Fidelity Series High Income Fund (a)	160,810	1,508,394
Fidelity Series Inflation-Protected Bond Index Fund (a)	2,663,340	28,604,275
Fidelity Series International Credit Fund (a)	13,437	134,105
Fidelity Series Investment Grade Bond Fund (a)	7,971,111	91,906,911
Fidelity Series Long-Term Treasury Bond Index Fund (a)	817,136	6,455,375
Fidelity Series Real Estate Income Fund (a)	82,123	907,464
TOTAL BOND FUNDS
(Cost $125,098,193)		131,456,671

Short-Term Funds - 23.3%
Fidelity Cash Central Fund 0.06% (b)	145,480	145,509
Fidelity Series Government Money Market Fund 0.08% (a)(c)	45,852,734	45,852,734
Fidelity Series Short-Term Credit Fund (a)	949,344	9,654,824
TOTAL SHORT-TERM FUNDS
(Cost $55,435,373)		55,653,067
TOTAL INVESTMENT IN SECURITIES - 100.0%
(Cost $215,854,768)		238,588,187
NET OTHER ASSETS (LIABILITIES) - 0.0%		(110,886)
NET ASSETS - 100%		$238,477,301

Legend

 (a) Affiliated Fund

 (b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

 (c) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$649
Total	$649

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable.

Affiliated Underlying Funds

Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds, excluding any Money Market Central Funds, is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur.

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Fidelity Advisor Series Equity Growth Fund	$1,456,870	$1,207,802	$1,319,782	$431,484	$215,794	$402,791	$1,963,475
Fidelity Advisor Series Growth Opportunities Fund	680,454	1,213,387	1,065,094	352,443	153,025	383,742	1,365,514
Fidelity Advisor Series Small Cap Fund	496,538	534,453	613,720	29,801	69,490	401,355	888,116
Fidelity Series All-Sector Equity Fund	612,895	455,899	546,366	98,132	37,495	279,287	839,210
Fidelity Series Canada Fund	807,963	417,434	505,540	25,089	(561)	499,496	1,218,792
Fidelity Series Commodity Strategy Fund	7,094,346	1,691,375	3,987,985	28,095	(1,197,293)	2,951,080	6,551,523
Fidelity Series Emerging Markets Debt Fund	1,336,326	272,101	517,312	72,646	(18,937)	198,310	1,270,488
Fidelity Series Emerging Markets Debt Local Currency Fund	--	486,967	65,254	6,469	1,322	(9,298)	413,737
Fidelity Series Emerging Markets Fund	870,605	701,787	646,037	24,660	49,063	695,750	1,671,168
Fidelity Series Emerging Markets Opportunities Fund	8,297,125	6,688,141	6,480,716	474,943	873,138	5,943,527	15,321,215
Fidelity Series Floating Rate High Income Fund	318,977	62,586	171,787	14,870	(9,188)	55,334	255,922
Fidelity Series Government Money Market Fund 0.08%	44,857,683	16,001,011	15,005,960	79,338	--	--	45,852,734
Fidelity Series High Income Fund	1,426,045	330,546	450,442	88,316	7,617	194,628	1,508,394
Fidelity Series Inflation-Protected Bond Index Fund	26,028,896	5,796,735	4,941,797	377,532	24,692	1,695,749	28,604,275
Fidelity Series International Credit Fund	119,792	9,210	--	9,210	--	5,103	134,105
Fidelity Series International Growth Fund	4,340,763	1,045,700	2,873,478	506,442	824,397	77,943	3,415,325
Fidelity Series International Small Cap Fund	1,041,709	155,543	582,836	9,347	104,963	362,827	1,082,206
Fidelity Series International Value Fund	3,622,634	689,303	2,394,058	100,169	20,100	1,473,525	3,411,504
Fidelity Series Investment Grade Bond Fund	83,054,476	23,768,936	14,608,853	5,588,305	(40,326)	(267,322)	91,906,911
Fidelity Series Large Cap Stock Fund	1,779,891	2,103,876	1,891,610	193,944	43,114	1,029,473	3,064,744
Fidelity Series Large Cap Value Index Fund	189,580	170,475	156,080	7,159	22,065	104,714	330,754
Fidelity Series Long-Term Treasury Bond Index Fund	5,399,057	4,007,607	1,320,736	618,383	62,989	(1,693,542)	6,455,375
Fidelity Series Opportunistic Insights Fund	1,409,926	937,618	1,067,557	282,547	186,455	353,771	1,820,213
Fidelity Series Overseas Fund	3,280,261	941,937	2,172,259	40,457	7,167	1,363,918	3,421,024
Fidelity Series Real Estate Income Fund	856,974	216,794	430,879	66,005	10,490	254,085	907,464
Fidelity Series Short-Term Credit Fund	10,251,480	941,437	1,845,583	243,625	30,981	276,509	9,654,824
Fidelity Series Small Cap Opportunities Fund	620,453	664,242	734,805	25,350	86,503	459,646	1,096,039
Fidelity Series Stock Selector Large Cap Value Fund	1,140,351	932,724	959,252	44,637	95,523	731,432	1,940,778
Fidelity Series Value Discovery Fund	1,128,277	1,069,348	1,023,723	44,486	88,365	724,582	1,986,849
	$212,520,347	$73,514,974	$68,379,501	$9,883,884	$1,748,443	$18,948,415	$238,352,678

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of March 31, 2021, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Other Short-Term Investments and Net Other Assets	$90,000	$--	$90,000	$--
Domestic Equity Funds	21,847,215	21,847,215	--	--
International Equity Funds	29,541,234	29,541,234	--	--
Bond Funds	131,456,671	131,456,671	--	--
Short-Term Funds	55,653,067	55,653,067	--	--
Total Investments in Securities:	$238,588,187	$238,498,187	$90,000	$--

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor Freedom® Income Fund

Financial Statements

Statement of Assets and Liabilities

		March 31, 2021
Assets
Investment in securities, at value — See accompanying schedule: Unaffiliated issuers (cost $89,998)	$90,000
Fidelity Central Funds (cost $145,509)	145,509
Other affiliated issuers (cost $215,619,261)	238,352,678
Total Investment in Securities (cost $215,854,768)		$238,588,187
Cash		14,860
Receivable for investments sold		1,416,559
Receivable for fund shares sold		178,864
Distributions receivable from Fidelity Central Funds		7
Receivable for daily variation margin on futures contracts		2,453
Total assets		240,200,930
Liabilities
Payable for investments purchased	$1,306,159
Payable for fund shares redeemed	289,317
Accrued management fee	90,542
Distribution and service plan fees payable	37,611
Total liabilities		1,723,629
Net Assets		$238,477,301
Net Assets consist of:
Paid in capital		$212,102,148
Total accumulated earnings (loss)		26,375,153
Net Assets		$238,477,301
Net Asset Value and Maximum Offering Price
Class A:
Net Asset Value and redemption price per share ($73,934,926 ÷ 6,436,944 shares)(a)		$11.49
Maximum offering price per share (100/94.25 of $11.49)		$12.19
Class M:
Net Asset Value and redemption price per share ($36,005,606 ÷ 3,138,965 shares)(a)		$11.47
Maximum offering price per share (100/96.50 of $11.47)		$11.89
Class C:
Net Asset Value and offering price per share ($8,254,666 ÷ 722,032 shares)(a)		$11.43
Class I:
Net Asset Value, offering price and redemption price per share ($87,775,333 ÷ 7,613,355 shares)		$11.53
Class Z:
Net Asset Value, offering price and redemption price per share ($8,919,416 ÷ 774,394 shares)		$11.52
Class Z6:
Net Asset Value, offering price and redemption price per share ($23,587,354 ÷ 2,048,144 shares)		$11.52

 (a) Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Year ended March 31, 2021
Investment Income
Dividends:
Affiliated issuers		$3,544,250
Interest		316
Income from Fidelity Central Funds		649
Total income		3,545,215
Expenses
Management fee	$1,064,208
Distribution and service plan fees	445,291
Independent trustees' fees and expenses	683
Total expenses before reductions	1,510,182
Expense reductions	(244)
Total expenses after reductions		1,509,938
Net investment income (loss)		2,035,277
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Fidelity Central Funds	(72)
Other affiliated issuers	1,748,443
Futures contracts	(142,502)
Capital gain distributions from underlying funds:
Affiliated issuers	6,339,634
Total net realized gain (loss)		7,945,503
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers	(134)
Fidelity Central Funds	(3)
Other affiliated issuers	18,948,415
Total change in net unrealized appreciation (depreciation)		18,948,278
Net gain (loss)		26,893,781
Net increase (decrease) in net assets resulting from operations		$28,929,058

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Year ended March 31, 2021	Year ended March 31, 2020
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$2,035,277	$3,882,218
Net realized gain (loss)	7,945,503	4,761,960
Change in net unrealized appreciation (depreciation)	18,948,278	(6,103,407)
Net increase (decrease) in net assets resulting from operations	28,929,058	2,540,771
Distributions to shareholders	(8,450,575)	(8,121,516)
Share transactions - net increase (decrease)	4,537,128	(6,510,541)
Total increase (decrease) in net assets	25,015,611	(12,091,286)
Net Assets
Beginning of period	213,461,690	225,552,976
End of period	$238,477,301	$213,461,690

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Advisor Freedom Income Fund Class A

Years ended March 31,	2021	2020	2019	2018	2017
Selected Per–Share Data
Net asset value, beginning of period	$10.50	$10.76	$11.01	$10.94	$10.64
Income from Investment Operations
Net investment income (loss)A	.09	.18	.20	.15	.16
Net realized and unrealized gain (loss)	1.30	(.06)B	.12	.34	.44
Total from investment operations	1.39	.12	.32	.49	.60
Distributions from net investment income	(.11)	(.18)	(.19)	(.15)	(.16)C
Distributions from net realized gain	(.30)	(.20)	(.38)	(.26)	(.14)C
Total distributions	(.40)D	(.38)	(.57)	(.42)D	(.30)
Net asset value, end of period	$11.49	$10.50	$10.76	$11.01	$10.94
Total ReturnE,F	13.41%	1.04%B	3.14%	4.47%	5.74%
Ratios to Average Net AssetsG,H
Expenses before reductions	.72%	.72%	.71%I	.63%	.25%
Expenses net of fee waivers, if any	.72%	.72%	.71%I	.63%	.25%
Expenses net of all reductions	.72%	.72%	.71%I	.63%	.25%
Net investment income (loss)	.80%	1.64%	1.84%	1.38%	1.47%
Supplemental Data
Net assets, end of period (000 omitted)	$73,935	$61,807	$69,817	$76,141	$87,983
Portfolio turnover rateJ	29%	25%	36%	21%	38%

 A Calculated based on average shares outstanding during the period.

 B Amount includes a gain realized from an operational error which amounted to $0.01 per share. Excluding this gain, the total return would have been 0.93%.

 C The amounts shown reflect certain reclassifications related to book to tax differences that were made in the year shown.

 D Total distributions per share do not sum due to rounding.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Total returns do not include the effect of the sales charges.

 G Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 I On certain classes, the size and fluctuation of net assets and expense amounts may cause ratios to differ from contractual rates.

 J Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor Freedom Income Fund Class M

Years ended March 31,	2021	2020	2019	2018	2017
Selected Per–Share Data
Net asset value, beginning of period	$10.49	$10.74	$11.00	$10.93	$10.62
Income from Investment Operations
Net investment income (loss)A	.06	.15	.17	.13	.13
Net realized and unrealized gain (loss)	1.30	(.04)B	.12	.33	.45
Total from investment operations	1.36	.11	.29	.46	.58
Distributions from net investment income	(.08)	(.16)	(.17)	(.13)	(.13)C
Distributions from net realized gain	(.30)	(.20)	(.38)	(.26)	(.14)C
Total distributions	(.38)	(.36)	(.55)	(.39)	(.27)
Net asset value, end of period	$11.47	$10.49	$10.74	$11.00	$10.93
Total ReturnD,E	13.06%	.90%B	2.78%	4.22%	5.56%
Ratios to Average Net AssetsF,G
Expenses before reductions	.96%H	.97%	.96%H	.89%	.50%
Expenses net of fee waivers, if any	.96%H	.97%	.96%H	.89%	.50%
Expenses net of all reductions	.96%H	.97%	.96%H	.89%	.50%
Net investment income (loss)	.55%	1.39%	1.59%	1.13%	1.22%
Supplemental Data
Net assets, end of period (000 omitted)	$36,006	$36,147	$38,059	$38,204	$38,513
Portfolio turnover rateI	29%	25%	36%	21%	38%

 A Calculated based on average shares outstanding during the period.

 B Amount includes a gain realized from an operational error which amounted to $0.01 per share. Excluding this gain, the total return would have been 0.79%.

 C The amounts shown reflect certain reclassifications related to book to tax differences that were made in the year shown.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Total returns do not include the effect of the sales charges.

 F Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 H On certain classes, the size and fluctuation of net assets and expense amounts may cause ratios to differ from contractual rates.

 I Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor Freedom Income Fund Class C

Years ended March 31,	2021	2020	2019	2018	2017
Selected Per–Share Data
Net asset value, beginning of period	$10.47	$10.73	$10.98	$10.91	$10.61
Income from Investment Operations
Net investment income (loss)A	.01	.10	.12	.07	.08
Net realized and unrealized gain (loss)	1.29	(.06)B	.12	.33	.44
Total from investment operations	1.30	.04	.24	.40	.52
Distributions from net investment income	(.04)	(.10)	(.11)	(.07)	(.08)C
Distributions from net realized gain	(.30)	(.20)	(.38)	(.26)	(.14)C
Total distributions	(.34)	(.30)	(.49)	(.33)	(.22)
Net asset value, end of period	$11.43	$10.47	$10.73	$10.98	$10.91
Total ReturnD,E	12.49%	.30%B	2.35%	3.69%	4.99%
Ratios to Average Net AssetsF,G
Expenses before reductions	1.47%	1.46%H	1.46%H	1.39%	1.00%
Expenses net of fee waivers, if any	1.47%	1.46%H	1.46%H	1.39%	1.00%
Expenses net of all reductions	1.46%	1.46%H	1.46%H	1.39%	1.00%
Net investment income (loss)	.05%	.89%	1.09%	.63%	.72%
Supplemental Data
Net assets, end of period (000 omitted)	$8,255	$7,918	$8,915	$13,727	$14,434
Portfolio turnover rateI	29%	25%	36%	21%	38%

 A Calculated based on average shares outstanding during the period.

 B Amount includes a gain realized from an operational error which amounted to $0.01 per share. Excluding this gain, the total return would have been 0.19%.

 C The amounts shown reflect certain reclassifications related to book to tax differences that were made in the year shown.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Total returns do not include the effect of the contingent deferred sales charge.

 F Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 H On certain classes, the size and fluctuation of net assets and expense amounts may cause ratios to differ from contractual rates.

 I Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor Freedom Income Fund Class I

Years ended March 31,	2021	2020	2019	2018	2017
Selected Per–Share Data
Net asset value, beginning of period	$10.53	$10.79	$11.05	$10.98	$10.67
Income from Investment Operations
Net investment income (loss)A	.12	.21	.23	.18	.19
Net realized and unrealized gain (loss)	1.31	(.06)B	.11	.33	.45
Total from investment operations	1.43	.15	.34	.51	.64
Distributions from net investment income	(.13)	(.21)	(.22)	(.18)	(.19)C
Distributions from net realized gain	(.30)	(.20)	(.38)	(.26)	(.14)C
Total distributions	(.43)	(.41)	(.60)	(.44)	(.33)
Net asset value, end of period	$11.53	$10.53	$10.79	$11.05	$10.98
Total ReturnD	13.72%	1.30%B	3.30%	4.70%	6.07%
Ratios to Average Net AssetsE,F
Expenses before reductions	.46%G	.47%	.46%G	.39%	- %H
Expenses net of fee waivers, if any	.46%G	.47%	.46%G	.39%	-%
Expenses net of all reductions	.46%G	.47%	.46%G	.39%	-%
Net investment income (loss)	1.05%	1.89%	2.09%	1.63%	1.72%
Supplemental Data
Net assets, end of period (000 omitted)	$87,775	$83,215	$82,975	$83,723	$81,839
Portfolio turnover rateI	29%	25%	36%	21%	38%

 A Calculated based on average shares outstanding during the period.

 B Amount includes a gain realized from an operational error which amounted to $0.01 per share. Excluding this gain, the total return would have been 1.19%.

 C The amounts shown reflect certain reclassifications related to book to tax differences that were made in the year shown.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 G On certain classes, the size and fluctuation of net assets and expense amounts may cause ratios to differ from contractual rates.

 H Amount represents less than .005%.

 I Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor Freedom Income Fund Class Z

Years ended March 31,	2021	2020	2019 A
Selected Per–Share Data
Net asset value, beginning of period	$10.53	$10.79	$10.91
Income from Investment Operations
Net investment income (loss)B	.12	.21	.24
Net realized and unrealized gain (loss)	1.31	(.05)C	.01
Total from investment operations	1.43	.16	.25
Distributions from net investment income	(.14)	(.22)	(.15)
Distributions from net realized gain	(.30)	(.20)	(.22)
Total distributions	(.44)	(.42)	(.37)
Net asset value, end of period	$11.52	$10.53	$10.79
Total ReturnD,E	13.72%	1.36%C	2.47%
Ratios to Average Net AssetsF,G
Expenses before reductions	.42%	.42%	.42%H
Expenses net of fee waivers, if any	.42%	.42%	.42%H
Expenses net of all reductions	.42%	.42%	.42%H
Net investment income (loss)	1.10%	1.94%	4.60%H
Supplemental Data
Net assets, end of period (000 omitted)	$8,919	$3,128	$765
Portfolio turnover rateI	29%	25%	36%

 A For the period October 2, 2018 (commencement of sale of shares) to March 31, 2019.

 B Calculated based on average shares outstanding during the period.

 C Amount includes a gain realized from an operational error which amounted to $0.01 per share. Excluding this gain, the total return would have been 1.25%.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 H Annualized

 I Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor Freedom Income Fund Class Z6

Years ended March 31,	2021	2020	2019	2018 A
Selected Per–Share Data
Net asset value, beginning of period	$10.52	$10.78	$11.04	$11.09
Income from Investment Operations
Net investment income (loss)B	.13	.22	.23	.27
Net realized and unrealized gain (loss)	1.31	(.06)C	.13	.03
Total from investment operations	1.44	.16	.36	.30
Distributions from net investment income	(.14)	(.22)	(.24)	(.16)
Distributions from net realized gain	(.30)	(.20)	(.38)	(.19)
Total distributions	(.44)	(.42)	(.62)	(.35)
Net asset value, end of period	$11.52	$10.52	$10.78	$11.04
Total ReturnD,E	13.87%	1.38%C	3.48%	2.69%
Ratios to Average Net AssetsF,G
Expenses before reductions	.37%	.36%H	.37%	.37%I
Expenses net of fee waivers, if any	.37%	.36%H	.37%	.37%I
Expenses net of all reductions	.37%	.36%H	.37%	.37%I
Net investment income (loss)	1.15%	1.99%	2.19%	2.92%I
Supplemental Data
Net assets, end of period (000 omitted)	$23,587	$21,248	$25,022	$1,693
Portfolio turnover rateJ	29%	25%	36%	21%

 A For the period June 6, 2017 (commencement of sale of shares) to March 31, 2018.

 B Calculated based on average shares outstanding during the period.

 C Amount includes a gain realized from an operational error which amounted to $0.01 per share. Excluding this gain, the total return would have been 1.27%.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 H On certain classes, the size and fluctuation of net assets and expense amounts may cause ratios to differ from contractual rates.

 I Annualized

 J Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor Freedom® 2005 Fund

Investment Summary (Unaudited)

The information in the following tables is based on the direct investments of the Fund.

Top Holdings as of March 31, 2021

% of fund's net assets
Fidelity Series Investment Grade Bond Fund	37.1
Fidelity Series Government Money Market Fund 0.08%	17.5
Fidelity Series Inflation-Protected Bond Index Fund	11.2
Fidelity Series Emerging Markets Opportunities Fund	6.9
Fidelity Series Short-Term Credit Fund	3.7
Fidelity Series Commodity Strategy Fund	2.7
Fidelity Series Long-Term Treasury Bond Index Fund	2.7
Fidelity Series Large Cap Stock Fund	1.8
Fidelity Series Overseas Fund	1.8
Fidelity Series International Growth Fund	1.8
87.2

Asset Allocation (% of fund's net assets)

Period end
Domestic Equity Funds	11.7%
International Equity Funds	14.1%
Bond Funds	52.9%
Short-Term Funds	21.3%

Domestic Equity Funds category includes Fidelity Series Commodity Strategy Fund which invests in commodity-related investments.

Fidelity Advisor Freedom® 2005 Fund

Schedule of Investments March 31, 2021

Showing Percentage of Net Assets

U.S. Treasury Obligations - 0.0%
	Principal Amount	Value
U.S. Treasury Bills, yield at date of purchase 0.07% to 0.08% 4/1/21 to 4/29/21
(Cost $79,998)	80,000	80,000
	Shares	Value

Domestic Equity Funds - 11.7%
Fidelity Advisor Series Equity Growth Fund (a)	112,850	$1,878,960
Fidelity Advisor Series Growth Opportunities Fund (a)	77,469	1,306,902
Fidelity Advisor Series Small Cap Fund (a)	55,688	849,799
Fidelity Series All-Sector Equity Fund (a)	68,460	803,031
Fidelity Series Commodity Strategy Fund (a)	910,013	4,459,065
Fidelity Series Large Cap Stock Fund (a)	158,947	2,932,570
Fidelity Series Large Cap Value Index Fund (a)	21,544	316,487
Fidelity Series Opportunistic Insights Fund (a)	85,678	1,741,831
Fidelity Series Small Cap Opportunities Fund (a)	59,185	1,048,760
Fidelity Series Stock Selector Large Cap Value Fund (a)	130,140	1,857,092
Fidelity Series Value Discovery Fund (a)	119,420	1,901,163
TOTAL DOMESTIC EQUITY FUNDS
(Cost $13,392,129)		19,095,660

International Equity Funds - 14.1%
Fidelity Series Canada Fund (a)	79,696	1,017,716
Fidelity Series Emerging Markets Fund (a)	104,128	1,217,255
Fidelity Series Emerging Markets Opportunities Fund (a)	436,746	11,206,901
Fidelity Series International Growth Fund (a)	158,967	2,851,868
Fidelity Series International Small Cap Fund (a)	43,610	903,607
Fidelity Series International Value Fund (a)	262,552	2,848,685
Fidelity Series Overseas Fund (a)	226,540	2,856,670
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $14,449,475)		22,902,702

Bond Funds - 52.9%
Fidelity Series Emerging Markets Debt Fund (a)	95,205	864,462
Fidelity Series Emerging Markets Debt Local Currency Fund (a)	28,112	281,687
Fidelity Series Floating Rate High Income Fund (a)	18,988	174,502
Fidelity Series High Income Fund (a)	109,481	1,026,935
Fidelity Series Inflation-Protected Bond Index Fund (a)	1,699,354	18,251,059
Fidelity Series International Credit Fund (a)	12,771	127,451
Fidelity Series Investment Grade Bond Fund (a)	5,218,491	60,169,198
Fidelity Series Long-Term Treasury Bond Index Fund (a)	554,690	4,382,053
Fidelity Series Real Estate Income Fund (a)	55,942	618,163
TOTAL BOND FUNDS
(Cost $81,770,397)		85,895,510

Short-Term Funds - 21.3%
Fidelity Cash Central Fund 0.06% (b)	101,121	101,141
Fidelity Series Government Money Market Fund 0.08% (a)(c)	28,478,789	28,478,789
Fidelity Series Short-Term Credit Fund (a)	588,970	5,989,828
TOTAL SHORT-TERM FUNDS
(Cost $34,443,548)		34,569,758
TOTAL INVESTMENT IN SECURITIES - 100.0%
(Cost $144,135,547)		162,543,630
NET OTHER ASSETS (LIABILITIES) - 0.0%		(80,738)
NET ASSETS - 100%		$162,462,892

Legend

 (a) Affiliated Fund

 (b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

 (c) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$471
Total	$471

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable.

Affiliated Underlying Funds

Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds, excluding any Money Market Central Funds, is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur.

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Fidelity Advisor Series Equity Growth Fund	$1,666,180	$932,534	$1,404,030	$428,795	$331,981	$352,295	$1,878,960
Fidelity Advisor Series Growth Opportunities Fund	923,185	886,797	1,100,791	350,239	198,211	399,500	1,306,902
Fidelity Advisor Series Small Cap Fund	678,094	321,588	654,311	29,609	80,452	423,976	849,799
Fidelity Series All-Sector Equity Fund	722,384	317,198	586,779	96,262	34,743	315,485	803,031
Fidelity Series Canada Fund	712,048	324,673	456,662	21,498	2,288	435,369	1,017,716
Fidelity Series Commodity Strategy Fund	4,987,475	1,038,507	2,781,799	18,809	(519,191)	1,734,073	4,459,065
Fidelity Series Emerging Markets Debt Fund	943,028	147,708	352,714	50,080	(17,126)	143,566	864,462
Fidelity Series Emerging Markets Debt Local Currency Fund	--	334,410	47,963	4,400	1,000	(5,760)	281,687
Fidelity Series Emerging Markets Fund	707,859	459,645	520,041	18,183	37,077	532,715	1,217,255
Fidelity Series Emerging Markets Opportunities Fund	6,640,525	4,526,883	5,191,778	350,011	854,166	4,377,105	11,206,901
Fidelity Series Floating Rate High Income Fund	233,060	33,097	124,751	10,516	(8,712)	41,808	174,502
Fidelity Series Government Money Market Fund 0.08%	28,109,999	11,047,794	10,679,004	49,176	--	--	28,478,789
Fidelity Series High Income Fund	1,015,645	176,142	306,905	60,858	8,590	133,463	1,026,935
Fidelity Series Inflation-Protected Bond Index Fund	16,675,121	3,998,480	3,524,214	239,063	17,545	1,084,127	18,251,059
Fidelity Series International Credit Fund	113,848	8,753	--	8,753	--	4,850	127,451
Fidelity Series International Growth Fund	3,899,704	749,640	2,622,001	433,899	905,054	(80,529)	2,851,868
Fidelity Series International Small Cap Fund	931,403	97,281	542,582	8,011	152,365	265,140	903,607
Fidelity Series International Value Fund	3,221,518	490,510	2,192,051	85,474	76,425	1,252,283	2,848,685
Fidelity Series Investment Grade Bond Fund	55,741,096	16,680,995	12,101,150	3,690,488	(11,087)	(140,656)	60,169,198
Fidelity Series Large Cap Stock Fund	2,430,531	1,264,951	1,996,838	196,053	192,484	1,041,442	2,932,570
Fidelity Series Large Cap Value Index Fund	258,890	102,075	182,147	7,103	28,766	108,903	316,487
Fidelity Series Long-Term Treasury Bond Index Fund	3,817,340	2,773,554	1,097,536	422,676	47,261	(1,158,566)	4,382,053
Fidelity Series Opportunistic Insights Fund	1,586,370	725,758	1,161,473	279,885	295,106	296,070	1,741,831
Fidelity Series Overseas Fund	3,004,872	657,501	2,033,723	34,666	47,073	1,180,947	2,856,670
Fidelity Series Real Estate Income Fund	615,792	117,227	300,816	45,514	11,704	174,256	618,163
Fidelity Series Short-Term Credit Fund	6,376,386	581,754	1,159,128	151,237	18,821	171,995	5,989,828
Fidelity Series Small Cap Opportunities Fund	847,281	407,737	785,039	25,255	233,271	345,510	1,048,760
Fidelity Series Stock Selector Large Cap Value Fund	1,557,195	540,662	1,115,296	44,272	103,881	770,650	1,857,092
Fidelity Series Value Discovery Fund	1,540,712	558,121	1,100,450	44,134	164,513	738,267	1,901,163
	$149,957,541	$50,301,975	$56,121,972	$7,204,919	$3,286,661	$14,938,284	$162,362,489

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of March 31, 2021, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Other Short-Term Investments and Net Other Assets	$80,000	$--	$80,000	$--
Domestic Equity Funds	19,095,660	19,095,660	--	--
International Equity Funds	22,902,702	22,902,702	--	--
Bond Funds	85,895,510	85,895,510	--	--
Short-Term Funds	34,569,758	34,569,758	--	--
Total Investments in Securities:	$162,543,630	$162,463,630	$80,000	$--

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor Freedom® 2005 Fund

Financial Statements

Statement of Assets and Liabilities

		March 31, 2021
Assets
Investment in securities, at value — See accompanying schedule: Unaffiliated issuers (cost $79,998)	$80,000
Fidelity Central Funds (cost $101,141)	101,141
Other affiliated issuers (cost $143,954,408)	162,362,489
Total Investment in Securities (cost $144,135,547)		$162,543,630
Cash		11,528
Receivable for investments sold		951,598
Receivable for fund shares sold		65,513
Distributions receivable from Fidelity Central Funds		5
Receivable for daily variation margin on futures contracts		2,151
Total assets		163,574,425
Liabilities
Payable for investments purchased	$950,771
Payable for fund shares redeemed	71,976
Accrued management fee	62,667
Distribution and service plan fees payable	26,119
Total liabilities		1,111,533
Net Assets		$162,462,892
Net Assets consist of:
Paid in capital		$140,078,265
Total accumulated earnings (loss)		22,384,627
Net Assets		$162,462,892
Net Asset Value and Maximum Offering Price
Class A:
Net Asset Value and redemption price per share ($76,059,655 ÷ 6,346,217 shares)(a)		$11.99
Maximum offering price per share (100/94.25 of $11.99)		$12.72
Class M:
Net Asset Value and redemption price per share ($21,606,318 ÷ 1,805,618 shares)(a)		$11.97
Maximum offering price per share (100/96.50 of $11.97)		$12.40
Class C:
Net Asset Value and offering price per share ($1,360,325 ÷ 113,458 shares)(a)		$11.99
Class I:
Net Asset Value, offering price and redemption price per share ($54,931,668 ÷ 4,548,547 shares)		$12.08
Class Z:
Net Asset Value, offering price and redemption price per share ($4,100,504 ÷ 341,344 shares)		$12.01
Class Z6:
Net Asset Value, offering price and redemption price per share ($4,404,422 ÷ 365,882 shares)		$12.04

 (a) Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Year ended March 31, 2021
Investment Income
Dividends:
Affiliated issuers		$2,480,065
Interest		284
Income from Fidelity Central Funds		471
Total income		2,480,820
Expenses
Management fee	$749,932
Distribution and service plan fees	323,792
Independent trustees' fees and expenses	476
Total expenses before reductions	1,074,200
Expense reductions	(239)
Total expenses after reductions		1,073,961
Net investment income (loss)		1,406,859
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Fidelity Central Funds	(46)
Other affiliated issuers	3,286,661
Futures contracts	(61,405)
Capital gain distributions from underlying funds:
Affiliated issuers	4,724,854
Total net realized gain (loss)		7,950,064
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers	(138)
Fidelity Central Funds	(7)
Other affiliated issuers	14,938,284
Total change in net unrealized appreciation (depreciation)		14,938,139
Net gain (loss)		22,888,203
Net increase (decrease) in net assets resulting from operations		$24,295,062

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Year ended March 31, 2021	Year ended March 31, 2020
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$1,406,859	$2,749,654
Net realized gain (loss)	7,950,064	5,537,873
Change in net unrealized appreciation (depreciation)	14,938,139	(7,583,822)
Net increase (decrease) in net assets resulting from operations	24,295,062	703,705
Distributions to shareholders	(8,287,216)	(7,692,057)
Share transactions - net increase (decrease)	(4,182,799)	(6,776,446)
Total increase (decrease) in net assets	11,825,047	(13,764,798)
Net Assets
Beginning of period	150,637,845	164,402,643
End of period	$162,462,892	$150,637,845

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Advisor Freedom 2005 Fund Class A

Years ended March 31,	2021	2020	2019	2018	2017
Selected Per–Share Data
Net asset value, beginning of period	$10.85	$11.36	$11.92	$11.84	$11.44
Income from Investment Operations
Net investment income (loss)A	.10	.19	.21	.16	.17
Net realized and unrealized gain (loss)	1.64	(.16)	.14	.53	.67
Total from investment operations	1.74	.03	.35	.69	.84
Distributions from net investment income	(.11)	(.20)	(.22)	(.17)	(.19)B
Distributions from net realized gain	(.49)	(.34)	(.68)	(.44)	(.25)B
Total distributions	(.60)	(.54)	(.91)C	(.61)	(.44)
Net asset value, end of period	$11.99	$10.85	$11.36	$11.92	$11.84
Total ReturnD,E	16.31%	.04%	3.24%	5.87%	7.55%
Ratios to Average Net AssetsF,G
Expenses before reductions	.72%	.72%	.73%	.66%	.25%
Expenses net of fee waivers, if any	.72%	.72%	.73%	.66%	.25%
Expenses net of all reductions	.71%	.72%	.73%	.66%	.25%
Net investment income (loss)	.81%	1.62%	1.80%	1.34%	1.46%
Supplemental Data
Net assets, end of period (000 omitted)	$76,060	$74,103	$86,981	$101,642	$118,902
Portfolio turnover rateH	31%	28%	28%	20%	32%

 A Calculated based on average shares outstanding during the period.

 B The amounts shown reflect certain reclassifications related to book to tax differences that were made in the year shown.

 C Total distributions per share do not sum due to rounding.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Total returns do not include the effect of the sales charges.

 F Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 H Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor Freedom 2005 Fund Class M

Years ended March 31,	2021	2020	2019	2018	2017
Selected Per–Share Data
Net asset value, beginning of period	$10.83	$11.35	$11.91	$11.83	$11.43
Income from Investment Operations
Net investment income (loss)A	.07	.16	.18	.13	.14
Net realized and unrealized gain (loss)	1.64	(.17)	.14	.53	.67
Total from investment operations	1.71	(.01)	.32	.66	.81
Distributions from net investment income	(.08)	(.17)	(.19)	(.14)	(.16)B
Distributions from net realized gain	(.49)	(.34)	(.68)	(.44)	(.25)B
Total distributions	(.57)	(.51)	(.88)C	(.58)	(.41)
Net asset value, end of period	$11.97	$10.83	$11.35	$11.91	$11.83
Total ReturnD,E	16.06%	(.31)%	2.98%	5.64%	7.29%
Ratios to Average Net AssetsF,G
Expenses before reductions	.97%	.97%	.98%	.91%	.50%
Expenses net of fee waivers, if any	.97%	.97%	.98%	.91%	.50%
Expenses net of all reductions	.97%	.97%	.98%	.91%	.50%
Net investment income (loss)	.56%	1.37%	1.55%	1.08%	1.21%
Supplemental Data
Net assets, end of period (000 omitted)	$21,606	$22,480	$24,132	$25,730	$27,091
Portfolio turnover rateH	31%	28%	28%	20%	32%

 A Calculated based on average shares outstanding during the period.

 B The amounts shown reflect certain reclassifications related to book to tax differences that were made in the year shown.

 C Total distributions per share do not sum due to rounding.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Total returns do not include the effect of the sales charges.

 F Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 H Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor Freedom 2005 Fund Class C

Years ended March 31,	2021	2020	2019	2018	2017
Selected Per–Share Data
Net asset value, beginning of period	$10.85	$11.35	$11.91	$11.81	$11.41
Income from Investment Operations
Net investment income (loss)A	.01	.10	.12	.07	.08
Net realized and unrealized gain (loss)	1.64	(.16)	.13	.54	.67
Total from investment operations	1.65	(.06)	.25	.61	.75
Distributions from net investment income	(.02)	(.10)	(.12)	(.07)	(.10)B
Distributions from net realized gain	(.49)	(.34)	(.68)	(.44)	(.25)B
Total distributions	(.51)	(.44)	(.81)C	(.51)	(.35)
Net asset value, end of period	$11.99	$10.85	$11.35	$11.91	$11.81
Total ReturnD,E	15.42%	(.70)%	2.35%	5.21%	6.75%
Ratios to Average Net AssetsF,G
Expenses before reductions	1.47%	1.47%	1.48%	1.41%	1.00%
Expenses net of fee waivers, if any	1.47%	1.47%	1.48%	1.41%	1.00%
Expenses net of all reductions	1.47%	1.47%	1.48%	1.41%	1.00%
Net investment income (loss)	.06%	.87%	1.05%	.58%	.71%
Supplemental Data
Net assets, end of period (000 omitted)	$1,360	$1,642	$2,302	$5,867	$5,623
Portfolio turnover rateH	31%	28%	28%	20%	32%

 A Calculated based on average shares outstanding during the period.

 B The amounts shown reflect certain reclassifications related to book to tax differences that were made in the year shown.

 C Total distributions per share do not sum due to rounding.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Total returns do not include the effect of the contingent deferred sales charge.

 F Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 H Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor Freedom 2005 Fund Class I

Years ended March 31,	2021	2020	2019	2018	2017
Selected Per–Share Data
Net asset value, beginning of period	$10.93	$11.45	$12.00	$11.92	$11.51
Income from Investment Operations
Net investment income (loss)A	.13	.22	.24	.19	.20
Net realized and unrealized gain (loss)	1.66	(.17)	.14	.54	.68
Total from investment operations	1.79	.05	.38	.73	.88
Distributions from net investment income	(.15)	(.23)	(.25)	(.20)	(.22)B
Distributions from net realized gain	(.49)	(.34)	(.68)	(.44)	(.25)B
Total distributions	(.64)	(.57)	(.93)	(.65)C	(.47)
Net asset value, end of period	$12.08	$10.93	$11.45	$12.00	$11.92
Total ReturnD	16.62%	.21%	3.53%	6.13%	7.87%
Ratios to Average Net AssetsE,F
Expenses before reductions	.47%	.47%	.48%	.41%	- %G
Expenses net of fee waivers, if any	.47%	.47%	.48%	.41%	-%
Expenses net of all reductions	.46%	.47%	.48%	.41%	-%
Net investment income (loss)	1.06%	1.87%	2.05%	1.58%	1.71%
Supplemental Data
Net assets, end of period (000 omitted)	$54,932	$46,911	$49,013	$59,386	$58,940
Portfolio turnover rateH	31%	28%	28%	20%	32%

 A Calculated based on average shares outstanding during the period.

 B The amounts shown reflect certain reclassifications related to book to tax differences that were made in the year shown.

 C Total distributions per share do not sum due to rounding.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 G Amount represents less than .005%.

 H Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor Freedom 2005 Fund Class Z

Years ended March 31,	2021	2020	2019 A
Selected Per–Share Data
Net asset value, beginning of period	$10.88	$11.41	$11.84
Income from Investment Operations
Net investment income (loss)B	.13	.22	.20
Net realized and unrealized gain (loss)	1.64	(.16)	.01
Total from investment operations	1.77	.06	.21
Distributions from net investment income	(.15)	(.25)	(.26)
Distributions from net realized gain	(.49)	(.34)	(.39)
Total distributions	(.64)	(.59)	(.64)C
Net asset value, end of period	$12.01	$10.88	$11.41
Total ReturnD,E	16.59%	.32%	2.09%
Ratios to Average Net AssetsF,G
Expenses before reductions	.41%H	.42%	.43%I
Expenses net of fee waivers, if any	.41%H	.42%	.43%I
Expenses net of all reductions	.41%H	.42%	.43%I
Net investment income (loss)	1.11%	1.92%	3.58%I
Supplemental Data
Net assets, end of period (000 omitted)	$4,101	$2,851	$126
Portfolio turnover rateJ	31%	28%	28%

 A For the period October 2, 2018 (commencement of sale of shares) to March 31, 2019.

 B Calculated based on average shares outstanding during the period.

 C Total distributions per share do not sum due to rounding.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 H On certain classes, the size and fluctuation of net assets and expense amounts may cause ratios to differ from contractual rates.

 I Annualized

 J Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor Freedom 2005 Fund Class Z6

Years ended March 31,	2021	2020	2019	2018 A
Selected Per–Share Data
Net asset value, beginning of period	$10.90	$11.42	$12.00	$12.04
Income from Investment Operations
Net investment income (loss)B	.14	.23	.25	.13
Net realized and unrealized gain (loss)	1.65	(.16)	.13	.33
Total from investment operations	1.79	.07	.38	.46
Distributions from net investment income	(.16)	(.25)	(.28)	(.19)
Distributions from net realized gain	(.49)	(.34)	(.68)	(.31)
Total distributions	(.65)	(.59)	(.96)	(.50)
Net asset value, end of period	$12.04	$10.90	$11.42	$12.00
Total ReturnC,D	16.72%	.35%	3.53%	3.78%
Ratios to Average Net AssetsE,F
Expenses before reductions	.37%	.37%	.37%	.39%G,H
Expenses net of fee waivers, if any	.37%	.37%	.37%	.39%G,H
Expenses net of all reductions	.37%	.37%	.37%	.39%G,H
Net investment income (loss)	1.16%	1.97%	2.16%	1.30%G
Supplemental Data
Net assets, end of period (000 omitted)	$4,404	$2,652	$1,849	$1,408
Portfolio turnover rateI	31%	28%	28%	20%

 A For the period June 6, 2017 (commencement of sale of shares) to March 31, 2018.

 B Calculated based on average shares outstanding during the period.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 G Annualized

 H On certain classes, the size and fluctuation of net assets and expense amounts may cause ratios to differ from contractual rates.

 I Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor Freedom® 2010 Fund

Investment Summary (Unaudited)

The information in the following tables is based on the direct investments of the Fund.

Top Holdings as of March 31, 2021

% of fund's net assets
Fidelity Series Investment Grade Bond Fund	33.6
Fidelity Series Government Money Market Fund 0.08%	14.1
Fidelity Series Inflation-Protected Bond Index Fund	9.7
Fidelity Series Emerging Markets Opportunities Fund	7.9
Fidelity Series Short-Term Credit Fund	2.9
Fidelity Series Large Cap Stock Fund	2.9
Fidelity Series Commodity Strategy Fund	2.8
Fidelity Series Long-Term Treasury Bond Index Fund	2.7
Fidelity Series Overseas Fund	2.5
Fidelity Series International Growth Fund	2.4
81.5

Asset Allocation (% of fund's net assets)

Period end
Domestic Equity Funds	17.2%
International Equity Funds	17.8%
Bond Funds	47.9%
Short-Term Funds	17.1%
Short-Term Investments	0.1%
Net Other Assets (Liabilities)*	(0.1)%

 * Net Other Assets (Liabilities) are not included in the pie chart

Domestic Equity Funds category includes Fidelity Series Commodity Strategy Fund which invests in commodity-related investments.

Fidelity Advisor Freedom® 2010 Fund

Schedule of Investments March 31, 2021

Showing Percentage of Net Assets

U.S. Treasury Obligations - 0.1%
	Principal Amount	Value
U.S. Treasury Bills, yield at date of purchase 0.08% to 0.08% 4/1/21 to 4/22/21
(Cost $169,996)	170,000	170,000
	Shares	Value

Domestic Equity Funds - 17.2%
Fidelity Advisor Series Equity Growth Fund (a)	417,761	$6,955,716
Fidelity Advisor Series Growth Opportunities Fund (a)	286,785	4,838,055
Fidelity Advisor Series Small Cap Fund (a)	206,160	3,145,999
Fidelity Series All-Sector Equity Fund (a)	253,443	2,972,883
Fidelity Series Commodity Strategy Fund (a)	2,099,343	10,286,783
Fidelity Series Large Cap Stock Fund (a)	588,470	10,857,265
Fidelity Series Large Cap Value Index Fund (a)	79,767	1,171,779
Fidelity Series Opportunistic Insights Fund (a)	317,177	6,448,205
Fidelity Series Small Cap Opportunities Fund (a)	219,107	3,882,584
Fidelity Series Stock Selector Large Cap Value Fund (a)	481,838	6,875,823
Fidelity Series Value Discovery Fund (a)	442,136	7,038,805
TOTAL DOMESTIC EQUITY FUNDS
(Cost $44,215,519)		64,473,897

International Equity Funds - 17.8%
Fidelity Series Canada Fund (a)	255,630	3,264,391
Fidelity Series Emerging Markets Fund (a)	277,250	3,241,054
Fidelity Series Emerging Markets Opportunities Fund (a)	1,153,653	29,602,746
Fidelity Series International Growth Fund (a)	509,901	9,147,621
Fidelity Series International Small Cap Fund (a)	139,892	2,898,565
Fidelity Series International Value Fund (a)	842,162	9,137,455
Fidelity Series Overseas Fund (a)	726,643	9,162,964
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $42,757,051)		66,454,796

Bond Funds - 47.9%
Fidelity Series Emerging Markets Debt Fund (a)	218,046	1,979,856
Fidelity Series Emerging Markets Debt Local Currency Fund (a)	64,711	648,406
Fidelity Series Floating Rate High Income Fund (a)	43,417	399,004
Fidelity Series High Income Fund (a)	250,916	2,353,592
Fidelity Series Inflation-Protected Bond Index Fund (a)	3,386,181	36,367,585
Fidelity Series International Credit Fund (a)	30,691	306,295
Fidelity Series Investment Grade Bond Fund (a)	10,910,170	125,794,262
Fidelity Series Long-Term Treasury Bond Index Fund (a)	1,283,022	10,135,877
Fidelity Series Real Estate Income Fund (a)	128,941	1,424,794
TOTAL BOND FUNDS
(Cost $170,153,415)		179,409,671

Short-Term Funds - 17.1%
Fidelity Cash Central Fund 0.06% (b)	300,975	301,035
Fidelity Series Government Money Market Fund 0.08% (a)(c)	52,805,064	52,805,064
Fidelity Series Short-Term Credit Fund (a)	1,088,805	11,073,148
TOTAL SHORT-TERM FUNDS
(Cost $63,952,944)		64,179,247
TOTAL INVESTMENT IN SECURITIES - 100.1%
(Cost $321,248,925)		374,687,611
NET OTHER ASSETS (LIABILITIES) - (0.1)%		(190,779)
NET ASSETS - 100%		$374,496,832

Legend

 (a) Affiliated Fund

 (b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

 (c) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$825
Total	$825

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable.

Affiliated Underlying Funds

Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds, excluding any Money Market Central Funds, is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur.

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Fidelity Advisor Series Equity Growth Fund	$6,264,325	$2,661,908	$4,442,447	$1,608,813	$1,156,762	$1,315,168	$6,955,716
Fidelity Advisor Series Growth Opportunities Fund	4,026,665	2,022,530	3,563,156	1,314,037	833,528	1,518,488	4,838,055
Fidelity Advisor Series Small Cap Fund	2,624,666	664,755	2,053,363	111,117	318,362	1,591,579	3,145,999
Fidelity Series All-Sector Equity Fund	2,711,534	710,257	1,741,807	359,703	113,089	1,179,810	2,972,883
Fidelity Series Canada Fund	2,402,013	835,232	1,383,043	70,346	(3,251)	1,413,440	3,264,391
Fidelity Series Commodity Strategy Fund	11,808,962	1,905,236	6,276,050	44,389	(1,458,608)	4,307,243	10,286,783
Fidelity Series Emerging Markets Debt Fund	2,241,239	205,959	761,572	115,950	(35,432)	329,662	1,979,856
Fidelity Series Emerging Markets Debt Local Currency Fund	--	758,429	101,021	10,259	2,647	(11,649)	648,406
Fidelity Series Emerging Markets Fund	2,012,232	1,022,939	1,339,103	49,322	115,077	1,429,909	3,241,054
Fidelity Series Emerging Markets Opportunities Fund	18,880,425	9,801,598	13,218,590	950,830	2,494,148	11,645,165	29,602,746
Fidelity Series Floating Rate High Income Fund	554,048	45,434	277,446	24,258	(23,918)	100,886	399,004
Fidelity Series Government Money Market Fund 0.08%	55,390,390	18,706,004	21,291,330	92,651	--	--	52,805,064
Fidelity Series High Income Fund	2,450,021	249,438	678,801	141,465	(9,620)	342,554	2,353,592
Fidelity Series Inflation-Protected Bond Index Fund	34,161,217	6,882,634	6,913,609	486,532	51,976	2,185,367	36,367,585
Fidelity Series International Credit Fund	273,603	21,036	--	21,036	--	11,656	306,295
Fidelity Series International Growth Fund	12,314,668	1,921,646	7,663,981	1,419,930	2,612,307	(37,019)	9,147,621
Fidelity Series International Small Cap Fund	2,856,785	151,305	1,427,898	26,210	457,360	861,013	2,898,565
Fidelity Series International Value Fund	10,235,775	1,108,470	6,464,269	280,680	178,371	4,079,108	9,137,455
Fidelity Series Investment Grade Bond Fund	120,300,564	31,886,950	26,164,716	7,769,131	71,573	(300,109)	125,794,262
Fidelity Series Large Cap Stock Fund	9,974,978	2,334,902	6,277,296	702,768	940,600	3,884,081	10,857,265
Fidelity Series Large Cap Value Index Fund	1,034,971	217,478	598,414	26,695	104,574	413,170	1,171,779
Fidelity Series Long-Term Treasury Bond Index Fund	8,956,676	6,209,709	2,427,607	1,004,046	111,091	(2,713,992)	10,135,877
Fidelity Series Opportunistic Insights Fund	5,859,080	2,079,891	3,578,944	1,049,667	974,948	1,113,230	6,448,205
Fidelity Series Overseas Fund	9,748,961	1,346,141	5,841,245	113,439	98,765	3,810,342	9,162,964
Fidelity Series Real Estate Income Fund	1,483,346	173,166	665,673	105,788	19,960	413,995	1,424,794
Fidelity Series Short-Term Credit Fund	12,315,697	946,981	2,558,031	289,854	45,257	323,244	11,073,148
Fidelity Series Small Cap Opportunities Fund	3,303,061	837,671	2,458,949	92,982	673,550	1,527,251	3,882,584
Fidelity Series Stock Selector Large Cap Value Fund	6,161,235	1,099,355	3,707,224	166,406	388,026	2,934,431	6,875,823
Fidelity Series Value Discovery Fund	6,324,174	974,874	3,697,978	165,873	643,527	2,794,208	7,038,805
	$356,671,311	$97,781,928	$137,573,563	$18,614,177	$10,874,669	$46,462,231	$374,216,576

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of March 31, 2021, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Other Short-Term Investments and Net Other Assets	$170,000	$--	$170,000	$--
Domestic Equity Funds	64,473,897	64,473,897	--	--
International Equity Funds	66,454,796	66,454,796	--	--
Bond Funds	179,409,671	179,409,671	--	--
Short-Term Funds	64,179,247	64,179,247	--	--
Total Investments in Securities:	$374,687,611	$374,517,611	$170,000	$--

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor Freedom® 2010 Fund

Financial Statements

Statement of Assets and Liabilities

		March 31, 2021
Assets
Investment in securities, at value — See accompanying schedule: Unaffiliated issuers (cost $169,996)	$170,000
Fidelity Central Funds (cost $301,035)	301,035
Other affiliated issuers (cost $320,777,894)	374,216,576
Total Investment in Securities (cost $321,248,925)		$374,687,611
Cash		31,300
Receivable for investments sold		2,648,849
Receivable for fund shares sold		220,877
Distributions receivable from Fidelity Central Funds		15
Receivable for daily variation margin on futures contracts		4,572
Total assets		377,593,224
Liabilities
Payable for investments purchased	$2,605,978
Payable for fund shares redeemed	263,842
Accrued management fee	157,559
Distribution and service plan fees payable	69,013
Total liabilities		3,096,392
Net Assets		$374,496,832
Net Assets consist of:
Paid in capital		$308,048,571
Total accumulated earnings (loss)		66,448,261
Net Assets		$374,496,832
Net Asset Value and Maximum Offering Price
Class A:
Net Asset Value and redemption price per share ($164,212,180 ÷ 13,103,251 shares)(a)		$12.53
Maximum offering price per share (100/94.25 of $12.53)		$13.29
Class M:
Net Asset Value and redemption price per share ($69,653,810 ÷ 5,588,029 shares)(a)		$12.46
Maximum offering price per share (100/96.50 of $12.46)		$12.91
Class C:
Net Asset Value and offering price per share ($6,544,418 ÷ 527,087 shares)(a)		$12.42
Class I:
Net Asset Value, offering price and redemption price per share ($114,929,485 ÷ 9,134,317 shares)		$12.58
Class Z:
Net Asset Value, offering price and redemption price per share ($6,513,522 ÷ 520,767 shares)		$12.51
Class Z6:
Net Asset Value, offering price and redemption price per share ($12,643,417 ÷ 1,008,010 shares)		$12.54

 (a) Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Year ended March 31, 2021
Investment Income
Dividends:
Affiliated issuers		$5,961,887
Interest		623
Income from Fidelity Central Funds		825
Total income		5,963,335
Expenses
Management fee	$1,916,672
Distribution and service plan fees	850,535
Independent trustees' fees and expenses	1,119
Total expenses before reductions	2,768,326
Expense reductions	(212)
Total expenses after reductions		2,768,114
Net investment income (loss)		3,195,221
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Fidelity Central Funds	(77)
Other affiliated issuers	10,874,669
Futures contracts	(204,719)
Capital gain distributions from underlying funds:
Affiliated issuers	12,652,290
Total net realized gain (loss)		23,322,163
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers	(281)
Fidelity Central Funds	(24)
Other affiliated issuers	46,462,231
Total change in net unrealized appreciation (depreciation)		46,461,926
Net gain (loss)		69,784,089
Net increase (decrease) in net assets resulting from operations		$72,979,310

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Year ended March 31, 2021	Year ended March 31, 2020
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$3,195,221	$6,470,502
Net realized gain (loss)	23,322,163	17,783,346
Change in net unrealized appreciation (depreciation)	46,461,926	(27,373,649)
Net increase (decrease) in net assets resulting from operations	72,979,310	(3,119,801)
Distributions to shareholders	(22,669,069)	(23,327,353)
Share transactions - net increase (decrease)	(33,837,760)	(35,324,647)
Total increase (decrease) in net assets	16,472,481	(61,771,801)
Net Assets
Beginning of period	358,024,351	419,796,152
End of period	$374,496,832	$358,024,351

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Advisor Freedom 2010 Fund Class A

Years ended March 31,	2021	2020	2019	2018	2017
Selected Per–Share Data
Net asset value, beginning of period	$10.97	$11.78	$12.42	$12.34	$11.87
Income from Investment Operations
Net investment income (loss)A	.10	.19	.21	.16	.18
Net realized and unrealized gain (loss)	2.18	(.31)	.15	.72	.84
Total from investment operations	2.28	(.12)	.36	.88	1.02
Distributions from net investment income	(.11)	(.20)	(.21)	(.17)	(.19)
Distributions from net realized gain	(.61)	(.49)	(.79)	(.62)	(.36)
Total distributions	(.72)	(.69)	(1.00)	(.80)B	(.55)
Net asset value, end of period	$12.53	$10.97	$11.78	$12.42	$12.34
Total ReturnC,D	21.28%	(1.39)%	3.28%	7.18%	8.87%
Ratios to Average Net AssetsE,F
Expenses before reductions	.76%	.77%	.77%G	.69%	.25%
Expenses net of fee waivers, if any	.76%	.77%	.77%G	.69%	.25%
Expenses net of all reductions	.76%	.77%	.77%G	.69%	.25%
Net investment income (loss)	.81%	1.56%	1.75%	1.29%	1.45%
Supplemental Data
Net assets, end of period (000 omitted)	$164,212	$162,920	$198,633	$230,553	$263,496
Portfolio turnover rateH	26%	23%	24%	20%	26%

 A Calculated based on average shares outstanding during the period.

 B Total distributions per share do not sum due to rounding.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Total returns do not include the effect of the sales charges.

 E Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 G On certain classes, the size and fluctuation of net assets and expense amounts may cause ratios to differ from contractual rates.

 H Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor Freedom 2010 Fund Class M

Years ended March 31,	2021	2020	2019	2018	2017
Selected Per–Share Data
Net asset value, beginning of period	$10.92	$11.73	$12.37	$12.30	$11.83
Income from Investment Operations
Net investment income (loss)A	.07	.15	.18	.13	.14
Net realized and unrealized gain (loss)	2.16	(.30)	.15	.71	.85
Total from investment operations	2.23	(.15)	.33	.84	.99
Distributions from net investment income	(.09)	(.17)	(.18)	(.15)	(.16)
Distributions from net realized gain	(.61)	(.49)	(.79)	(.62)	(.36)
Total distributions	(.69)B	(.66)	(.97)	(.77)	(.52)
Net asset value, end of period	$12.46	$10.92	$11.73	$12.37	$12.30
Total ReturnC,D	20.90%	(1.63)%	3.06%	6.89%	8.63%
Ratios to Average Net AssetsE,F
Expenses before reductions	1.01%	1.02%	1.02%G	.94%	.50%
Expenses net of fee waivers, if any	1.01%	1.02%	1.02%G	.94%	.50%
Expenses net of all reductions	1.01%	1.02%	1.02%G	.94%	.50%
Net investment income (loss)	.56%	1.31%	1.50%	1.03%	1.20%
Supplemental Data
Net assets, end of period (000 omitted)	$69,654	$64,750	$71,679	$77,068	$83,881
Portfolio turnover rateH	26%	23%	24%	20%	26%

 A Calculated based on average shares outstanding during the period.

 B Total distributions per share do not sum due to rounding.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Total returns do not include the effect of the sales charges.

 E Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 G On certain classes, the size and fluctuation of net assets and expense amounts may cause ratios to differ from contractual rates.

 H Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor Freedom 2010 Fund Class C

Years ended March 31,	2021	2020	2019	2018	2017
Selected Per–Share Data
Net asset value, beginning of period	$10.87	$11.66	$12.29	$12.22	$11.76
Income from Investment Operations
Net investment income (loss)A	.01	.10	.12	.07	.08
Net realized and unrealized gain (loss)	2.16	(.30)	.14	.70	.84
Total from investment operations	2.17	(.20)	.26	.77	.92
Distributions from net investment income	(.02)	(.10)	(.11)	(.08)	(.10)
Distributions from net realized gain	(.60)	(.49)	(.78)	(.62)	(.36)
Total distributions	(.62)	(.59)	(.89)	(.70)	(.46)
Net asset value, end of period	$12.42	$10.87	$11.66	$12.29	$12.22
Total ReturnB,C	20.36%	(2.02)%	2.45%	6.37%	8.07%
Ratios to Average Net AssetsD,E
Expenses before reductions	1.51%	1.51%F	1.52%F	1.44%	1.00%
Expenses net of fee waivers, if any	1.51%	1.51%F	1.52%F	1.44%	1.00%
Expenses net of all reductions	1.51%	1.51%F	1.52%F	1.44%	1.00%
Net investment income (loss)	.06%	.81%	1.00%	.54%	.70%
Supplemental Data
Net assets, end of period (000 omitted)	$6,544	$8,343	$10,765	$26,227	$29,290
Portfolio turnover rateG	26%	23%	24%	20%	26%

 A Calculated based on average shares outstanding during the period.

 B Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 C Total returns do not include the effect of the contingent deferred sales charge.

 D Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 F On certain classes, the size and fluctuation of net assets and expense amounts may cause ratios to differ from contractual rates.

 G Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor Freedom 2010 Fund Class I

Years ended March 31,	2021	2020	2019	2018	2017
Selected Per–Share Data
Net asset value, beginning of period	$11.02	$11.82	$12.47	$12.40	$11.92
Income from Investment Operations
Net investment income (loss)A	.13	.22	.24	.19	.21
Net realized and unrealized gain (loss)	2.19	(.30)	.14	.72	.85
Total from investment operations	2.32	(.08)	.38	.91	1.06
Distributions from net investment income	(.15)	(.23)	(.25)	(.21)	(.22)
Distributions from net realized gain	(.61)	(.49)	(.79)	(.62)	(.36)
Total distributions	(.76)	(.72)	(1.03)B	(.84)B	(.58)
Net asset value, end of period	$12.58	$11.02	$11.82	$12.47	$12.40
Total ReturnC	21.50%	(1.04)%	3.50%	7.39%	9.22%
Ratios to Average Net AssetsD,E
Expenses before reductions	.51%	.52%	.52%F	.45%	- %G
Expenses net of fee waivers, if any	.51%	.52%	.52%F	.45%	-%
Expenses net of all reductions	.51%	.52%	.52%F	.45%	-%
Net investment income (loss)	1.06%	1.81%	2.00%	1.53%	1.70%
Supplemental Data
Net assets, end of period (000 omitted)	$114,929	$107,764	$131,896	$137,019	$131,216
Portfolio turnover rateH	26%	23%	24%	20%	26%

 A Calculated based on average shares outstanding during the period.

 B Total distributions per share do not sum due to rounding.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 F On certain classes, the size and fluctuation of net assets and expense amounts may cause ratios to differ from contractual rates.

 G Amount represents less than .005%.

 H Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor Freedom 2010 Fund Class Z

Years ended March 31,	2021	2020	2019 A
Selected Per–Share Data
Net asset value, beginning of period	$10.95	$11.78	$12.30
Income from Investment Operations
Net investment income (loss)B	.14	.22	.27
Net realized and unrealized gain (loss)	2.18	(.30)	(.11)
Total from investment operations	2.32	(.08)	.16
Distributions from net investment income	(.15)	(.26)	(.26)
Distributions from net realized gain	(.61)	(.49)	(.42)
Total distributions	(.76)	(.75)	(.68)
Net asset value, end of period	$12.51	$10.95	$11.78
Total ReturnC,D	21.71%	(1.05)%	1.65%
Ratios to Average Net AssetsE,F
Expenses before reductions	.45%	.46%G	.47%G,H
Expenses net of fee waivers, if any	.45%	.46%G	.47%G,H
Expenses net of all reductions	.45%	.46%G	.47%G,H
Net investment income (loss)	1.12%	1.87%	4.58%H
Supplemental Data
Net assets, end of period (000 omitted)	$6,514	$5,895	$257
Portfolio turnover rateI	26%	23%	24%

 A For the period October 2, 2018 (commencement of sale of shares) to March 31, 2019.

 B Calculated based on average shares outstanding during the period.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 G On certain classes, the size and fluctuation of net assets and expense amounts may cause ratios to differ from contractual rates.

 H Annualized

 I Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor Freedom 2010 Fund Class Z6

Years ended March 31,	2021	2020	2019	2018 A
Selected Per–Share Data
Net asset value, beginning of period	$10.99	$11.81	$12.47	$12.50
Income from Investment Operations
Net investment income (loss)B	.14	.23	.25	.05
Net realized and unrealized gain (loss)	2.19	(.31)	.15	.53
Total from investment operations	2.33	(.08)	.40	.58
Distributions from net investment income	(.17)	(.26)	(.27)	(.20)
Distributions from net realized gain	(.61)	(.49)	(.79)	(.42)
Total distributions	(.78)	(.74)C	(1.06)	(.61)C
Net asset value, end of period	$12.54	$10.99	$11.81	$12.47
Total ReturnD,E	21.67%	(1.01)%	3.66%	4.62%
Ratios to Average Net AssetsF,G
Expenses before reductions	.38%	.39%	.39%	.41%H,I
Expenses net of fee waivers, if any	.38%	.39%	.39%	.41%H,I
Expenses net of all reductions	.38%	.39%	.39%	.41%H,I
Net investment income (loss)	1.18%	1.94%	2.13%	.45%H
Supplemental Data
Net assets, end of period (000 omitted)	$12,643	$8,352	$6,566	$4,744
Portfolio turnover rateJ	26%	23%	24%	20%

 A For the period June 6, 2017 (commencement of sale of shares) to March 31, 2018.

 B Calculated based on average shares outstanding during the period.

 C Total distributions per share do not sum due to rounding.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 H Annualized

 I On certain classes, the size and fluctuation of net assets and expense amounts may cause ratios to differ from contractual rates.

 J Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor Freedom® 2015 Fund

Investment Summary (Unaudited)

The information in the following tables is based on the direct investments of the Fund.

Top Holdings as of March 31, 2021

% of fund's net assets
Fidelity Series Investment Grade Bond Fund	29.9
Fidelity Series Government Money Market Fund 0.08%	10.7
Fidelity Series Emerging Markets Opportunities Fund	8.9
Fidelity Series Inflation-Protected Bond Index Fund	8.4
Fidelity Series Large Cap Stock Fund	4.0
Fidelity Series Overseas Fund	3.2
Fidelity Series International Growth Fund	3.1
Fidelity Series International Value Fund	3.1
Fidelity Series Commodity Strategy Fund	2.7
Fidelity Series Long-Term Treasury Bond Index Fund	2.7
76.7

Asset Allocation (% of fund's net assets)

Period end
Domestic Equity Funds	22.7%
International Equity Funds	21.4%
Bond Funds	42.9%
Short-Term Funds	13.0%
Short-Term Investments	0.1%
Net Other Assets (Liabilities)*	(0.1)%

 * Net Other Assets (Liabilities) are not included in the pie chart

Domestic Equity Funds category includes Fidelity Series Commodity Strategy Fund which invests in commodity-related investments.

Fidelity Advisor Freedom® 2015 Fund

Schedule of Investments March 31, 2021

Showing Percentage of Net Assets

U.S. Treasury Obligations - 0.1%
	Principal Amount	Value
U.S. Treasury Bills, yield at date of purchase 0.08% to 0.08% 4/1/21 to 4/22/21
(Cost $379,993)	380,000	379,999
	Shares	Value

Domestic Equity Funds - 22.7%
Fidelity Advisor Series Equity Growth Fund (a)	1,302,444	$21,685,695
Fidelity Advisor Series Growth Opportunities Fund (a)	894,053	15,082,676
Fidelity Advisor Series Small Cap Fund (a)	642,787	9,808,927
Fidelity Series All-Sector Equity Fund (a)	790,218	9,269,255
Fidelity Series Commodity Strategy Fund (a)	4,740,315	23,227,544
Fidelity Series Large Cap Stock Fund (a)	1,834,856	33,853,090
Fidelity Series Large Cap Value Index Fund (a)	248,718	3,653,671
Fidelity Series Opportunistic Insights Fund (a)	988,874	20,103,810
Fidelity Series Small Cap Opportunities Fund (a)	683,157	12,105,545
Fidelity Series Stock Selector Large Cap Value Fund (a)	1,502,365	21,438,754
Fidelity Series Value Discovery Fund (a)	1,378,575	21,946,920
TOTAL DOMESTIC EQUITY FUNDS
(Cost $128,804,039)		192,175,887

International Equity Funds - 21.4%
Fidelity Series Canada Fund (a)	740,271	9,453,254
Fidelity Series Emerging Markets Fund (a)	706,321	8,256,890
Fidelity Series Emerging Markets Opportunities Fund (a)	2,940,345	75,449,249
Fidelity Series International Growth Fund (a)	1,476,624	26,490,631
Fidelity Series International Small Cap Fund (a)	405,135	8,394,404
Fidelity Series International Value Fund (a)	2,438,821	26,461,208
Fidelity Series Overseas Fund (a)	2,104,283	26,535,003
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $114,882,203)		181,040,639

Bond Funds - 42.9%
Fidelity Series Emerging Markets Debt Fund (a)	489,598	4,445,548
Fidelity Series Emerging Markets Debt Local Currency Fund (a)	145,919	1,462,105
Fidelity Series Floating Rate High Income Fund (a)	97,484	895,877
Fidelity Series High Income Fund (a)	563,859	5,289,001
Fidelity Series Inflation-Protected Bond Index Fund (a)	6,639,327	71,306,373
Fidelity Series International Credit Fund (a)	73,050	729,035
Fidelity Series Investment Grade Bond Fund (a)	21,901,829	252,528,086
Fidelity Series Long-Term Treasury Bond Index Fund (a)	2,891,686	22,844,322
Fidelity Series Real Estate Income Fund (a)	291,140	3,217,095
TOTAL BOND FUNDS
(Cost $344,152,113)		362,717,442

Short-Term Funds - 13.0%
Fidelity Cash Central Fund 0.06% (b)	763,805	763,958
Fidelity Series Government Money Market Fund 0.08% (a)(c)	90,200,663	90,200,663
Fidelity Series Short-Term Credit Fund (a)	1,855,500	18,870,432
TOTAL SHORT-TERM FUNDS
(Cost $109,468,106)		109,835,053
TOTAL INVESTMENT IN SECURITIES - 100.1%
(Cost $697,686,454)		846,149,020
NET OTHER ASSETS (LIABILITIES) - (0.1)%		(537,181)
NET ASSETS - 100%		$845,611,839

Legend

 (a) Affiliated Fund

 (b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

 (c) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$1,485
Total	$1,485

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable.

Affiliated Underlying Funds

Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds, excluding any Money Market Central Funds, is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur.

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Fidelity Advisor Series Equity Growth Fund	$18,613,188	$7,187,066	$11,319,287	$4,857,960	$3,151,322	$4,053,406	$21,685,695
Fidelity Advisor Series Growth Opportunities Fund	11,961,675	5,639,515	9,455,816	3,966,999	2,322,279	4,615,023	15,082,676
Fidelity Advisor Series Small Cap Fund	7,746,259	1,687,236	5,383,818	335,586	876,454	4,882,796	9,808,927
Fidelity Series All-Sector Equity Fund	8,082,906	1,818,523	4,463,774	1,101,011	296,223	3,535,377	9,269,255
Fidelity Series Canada Fund	7,054,379	1,915,758	3,460,785	197,677	(63,587)	4,007,489	9,453,254
Fidelity Series Commodity Strategy Fund	25,490,366	3,898,081	12,400,314	96,894	(3,076,355)	9,315,766	23,227,544
Fidelity Series Emerging Markets Debt Fund	4,845,097	387,852	1,416,139	251,388	(66,478)	695,216	4,445,548
Fidelity Series Emerging Markets Debt Local Currency Fund	--	1,664,431	184,076	22,804	3,741	(21,991)	1,462,105
Fidelity Series Emerging Markets Fund	5,076,354	2,235,515	2,935,417	122,148	242,743	3,637,695	8,256,890
Fidelity Series Emerging Markets Opportunities Fund	48,639,256	21,689,267	29,833,816	2,355,798	5,259,884	29,694,658	75,449,249
Fidelity Series Floating Rate High Income Fund	1,152,720	81,797	497,512	50,536	(44,066)	202,938	895,877
Fidelity Series Government Money Market Fund 0.08%	95,067,836	35,354,208	40,221,381	155,093	--	--	90,200,663
Fidelity Series High Income Fund	5,365,266	471,403	1,270,971	309,005	(29,664)	752,967	5,289,001
Fidelity Series Inflation-Protected Bond Index Fund	64,845,221	16,345,613	14,105,074	931,365	110,395	4,110,218	71,306,373
Fidelity Series International Credit Fund	651,223	50,069	--	50,070	--	27,743	729,035
Fidelity Series International Growth Fund	32,877,456	4,989,449	18,357,928	3,990,328	6,665,082	316,572	26,490,631
Fidelity Series International Small Cap Fund	7,756,858	308,925	3,322,780	73,627	1,084,428	2,566,973	8,394,404
Fidelity Series International Value Fund	27,998,648	2,737,067	16,175,981	788,928	636,672	11,264,802	26,461,208
Fidelity Series Investment Grade Bond Fund	230,747,222	76,483,602	53,849,894	15,133,370	(81,645)	(771,199)	252,528,086
Fidelity Series Large Cap Stock Fund	29,644,912	5,630,307	16,130,934	2,063,595	2,633,290	12,075,515	33,853,090
Fidelity Series Large Cap Value Index Fund	3,068,567	612,742	1,583,999	80,587	276,119	1,280,242	3,653,671
Fidelity Series Long-Term Treasury Bond Index Fund	19,818,002	14,462,987	5,671,987	2,203,271	335,961	(6,100,641)	22,844,322
Fidelity Series Opportunistic Insights Fund	17,410,024	5,506,860	8,912,074	3,174,254	2,647,724	3,451,276	20,103,810
Fidelity Series Overseas Fund	27,048,067	2,599,385	13,938,866	318,763	108,355	10,718,062	26,535,003
Fidelity Series Real Estate Income Fund	3,245,495	329,299	1,307,155	228,570	34,259	915,197	3,217,095
Fidelity Series Short-Term Credit Fund	20,155,281	1,346,267	3,228,600	474,676	56,242	541,242	18,870,432
Fidelity Series Small Cap Opportunities Fund	9,794,269	2,075,009	6,426,022	276,457	2,131,318	4,530,971	12,105,545
Fidelity Series Stock Selector Large Cap Value Fund	18,271,386	3,026,708	9,952,428	502,433	1,154,479	8,938,609	21,438,754
Fidelity Series Value Discovery Fund	18,974,502	2,421,496	9,899,295	500,793	1,792,997	8,657,220	21,946,920
	$771,402,435	$222,956,437	$305,706,123	$44,613,986	$28,458,172	$127,894,142	$845,005,063

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of March 31, 2021, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Other Short-Term Investments and Net Other Assets	$379,999	$--	$379,999	$--
Domestic Equity Funds	192,175,887	192,175,887	--	--
International Equity Funds	181,040,639	181,040,639	--	--
Bond Funds	362,717,442	362,717,442	--	--
Short-Term Funds	109,835,053	109,835,053	--	--
Total Investments in Securities:	$846,149,020	$845,769,021	$379,999	$--

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor Freedom® 2015 Fund

Financial Statements

Statement of Assets and Liabilities

		March 31, 2021
Assets
Investment in securities, at value — See accompanying schedule: Unaffiliated issuers (cost $379,993)	$379,999
Fidelity Central Funds (cost $763,955)	763,958
Other affiliated issuers (cost $696,542,506)	845,005,063
Total Investment in Securities (cost $697,686,454)		$846,149,020
Receivable for investments sold		7,212,222
Receivable for fund shares sold		280,517
Distributions receivable from Fidelity Central Funds		37
Receivable for daily variation margin on futures contracts		10,360
Total assets		853,652,156
Liabilities
Payable for investments purchased	$6,551,107
Payable for fund shares redeemed	949,146
Accrued management fee	385,902
Distribution and service plan fees payable	154,162
Total liabilities		8,040,317
Net Assets		$845,611,839
Net Assets consist of:
Paid in capital		$663,365,297
Total accumulated earnings (loss)		182,246,542
Net Assets		$845,611,839
Net Asset Value and Maximum Offering Price
Class A:
Net Asset Value and redemption price per share ($385,408,993 ÷ 30,620,700 shares)(a)		$12.59
Maximum offering price per share (100/94.25 of $12.59)		$13.36
Class M:
Net Asset Value and redemption price per share ($134,240,251 ÷ 10,698,764 shares)(a)		$12.55
Maximum offering price per share (100/96.50 of $12.55)		$13.01
Class C:
Net Asset Value and offering price per share ($20,653,989 ÷ 1,657,043 shares)(a)		$12.46
Class I:
Net Asset Value, offering price and redemption price per share ($256,243,405 ÷ 20,164,801 shares)		$12.71
Class Z:
Net Asset Value, offering price and redemption price per share ($20,850,206 ÷ 1,652,762 shares)		$12.62
Class Z6:
Net Asset Value, offering price and redemption price per share ($28,214,995 ÷ 2,228,291 shares)		$12.66

 (a) Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Year ended March 31, 2021
Investment Income
Dividends:
Affiliated issuers		$13,348,015
Interest		1,406
Income from Fidelity Central Funds		1,485
Total income		$13,350,906
Expenses
Management fee	$4,567,407
Distribution and service plan fees	1,853,359
Independent trustees' fees and expenses	2,455
Total expenses before reductions	6,423,221
Expense reductions	(186)
Total expenses after reductions		6,423,035
Net investment income (loss)		6,927,871
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	33
Fidelity Central Funds	(148)
Other affiliated issuers	28,458,172
Futures contracts	(344,033)
Capital gain distributions from underlying funds:
Affiliated issuers	31,265,971
Total net realized gain (loss)		59,379,995
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers	(653)
Fidelity Central Funds	(56)
Other affiliated issuers	127,894,142
Total change in net unrealized appreciation (depreciation)		127,893,433
Net gain (loss)		187,273,428
Net increase (decrease) in net assets resulting from operations		$194,201,299

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Year ended March 31, 2021	Year ended March 31, 2020
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$6,927,871	$14,279,200
Net realized gain (loss)	59,379,995	52,137,476
Change in net unrealized appreciation (depreciation)	127,893,433	(82,226,893)
Net increase (decrease) in net assets resulting from operations	194,201,299	(15,810,217)
Distributions to shareholders	(60,060,127)	(63,470,497)
Share transactions - net increase (decrease)	(62,469,417)	(129,306,462)
Total increase (decrease) in net assets	71,671,755	(208,587,176)
Net Assets
Beginning of period	773,940,084	982,527,260
End of period	$845,611,839	$773,940,084

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Advisor Freedom 2015 Fund Class A

Years ended March 31,	2021	2020	2019	2018	2017
Selected Per–Share Data
Net asset value, beginning of period	$10.71	$11.79	$12.59	$12.43	$11.81
Income from Investment Operations
Net investment income (loss)A	.09	.18	.21	.16	.18
Net realized and unrealized gain (loss)	2.66	(.44)	.14	.87	.99
Total from investment operations	2.75	(.26)	.35	1.03	1.17
Distributions from net investment income	(.11)	(.19)	(.21)	(.18)	(.19)
Distributions from net realized gain	(.76)	(.62)	(.94)	(.70)	(.36)
Total distributions	(.87)	(.82)B	(1.15)	(.87)B	(.55)
Net asset value, end of period	$12.59	$10.71	$11.79	$12.59	$12.43
Total ReturnC,D	26.45%	(2.77)%	3.26%	8.42%	10.23%
Ratios to Average Net AssetsE,F
Expenses before reductions	.80%	.81%	.82%	.72%	.25%
Expenses net of fee waivers, if any	.80%	.81%	.82%	.72%	.25%
Expenses net of all reductions	.80%	.81%	.82%	.72%	.25%
Net investment income (loss)	.79%	1.50%	1.71%	1.22%	1.46%
Supplemental Data
Net assets, end of period (000 omitted)	$385,409	$360,371	$476,763	$551,179	$653,982
Portfolio turnover rateG	27%	22%	21%	19%	22%

 A Calculated based on average shares outstanding during the period.

 B Total distributions per share do not sum due to rounding.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Total returns do not include the effect of the sales charges.

 E Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 G Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor Freedom 2015 Fund Class M

Years ended March 31,	2021	2020	2019	2018	2017
Selected Per–Share Data
Net asset value, beginning of period	$10.68	$11.76	$12.56	$12.41	$11.79
Income from Investment Operations
Net investment income (loss)A	.06	.15	.17	.12	.15
Net realized and unrealized gain (loss)	2.65	(.44)	.15	.87	.99
Total from investment operations	2.71	(.29)	.32	.99	1.14
Distributions from net investment income	(.08)	(.16)	(.18)	(.15)	(.16)
Distributions from net realized gain	(.76)	(.62)	(.94)	(.70)	(.36)
Total distributions	(.84)	(.79)B	(1.12)	(.84)B	(.52)
Net asset value, end of period	$12.55	$10.68	$11.76	$12.56	$12.41
Total ReturnC,D	26.13%	(3.00)%	3.01%	8.10%	9.98%
Ratios to Average Net AssetsE,F
Expenses before reductions	1.05%	1.06%	1.07%	.98%	.50%
Expenses net of fee waivers, if any	1.05%	1.06%	1.07%	.98%	.50%
Expenses net of all reductions	1.05%	1.06%	1.07%	.98%	.50%
Net investment income (loss)	.54%	1.25%	1.45%	.96%	1.21%
Supplemental Data
Net assets, end of period (000 omitted)	$134,240	$123,857	$152,212	$167,835	$178,795
Portfolio turnover rateG	27%	22%	21%	19%	22%

 A Calculated based on average shares outstanding during the period.

 B Total distributions per share do not sum due to rounding.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Total returns do not include the effect of the sales charges.

 E Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 G Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor Freedom 2015 Fund Class C

Years ended March 31,	2021	2020	2019	2018	2017
Selected Per–Share Data
Net asset value, beginning of period	$10.62	$11.69	$12.47	$12.32	$11.72
Income from Investment Operations
Net investment income (loss)A	–B	.09	.11	.06	.08
Net realized and unrealized gain (loss)	2.62	(.44)	.16	.86	.98
Total from investment operations	2.62	(.35)	.27	.92	1.06
Distributions from net investment income	(.03)	(.09)	(.13)	(.08)	(.10)
Distributions from net realized gain	(.74)	(.62)	(.93)	(.70)	(.36)
Total distributions	(.78)C	(.72)C	(1.05)C	(.77)C	(.46)
Net asset value, end of period	$12.46	$10.62	$11.69	$12.47	$12.32
Total ReturnD,E	25.36%	(3.48)%	2.60%	7.57%	9.33%
Ratios to Average Net AssetsF,G
Expenses before reductions	1.55%	1.56%	1.57%	1.48%	1.00%
Expenses net of fee waivers, if any	1.55%	1.56%	1.57%	1.48%	1.00%
Expenses net of all reductions	1.55%	1.55%	1.57%	1.48%	1.00%
Net investment income (loss)	.04%	.76%	.96%	.47%	.71%
Supplemental Data
Net assets, end of period (000 omitted)	$20,654	$20,129	$31,274	$54,730	$61,332
Portfolio turnover rateH	27%	22%	21%	19%	22%

 A Calculated based on average shares outstanding during the period.

 B Amount represents less than $.005 per share.

 C Total distributions per share do not sum due to rounding.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Total returns do not include the effect of the contingent deferred sales charge.

 F Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 H Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor Freedom 2015 Fund Class I

Years ended March 31,	2021	2020	2019	2018	2017
Selected Per–Share Data
Net asset value, beginning of period	$10.81	$11.89	$12.69	$12.53	$11.90
Income from Investment Operations
Net investment income (loss)A	.13	.21	.24	.19	.21
Net realized and unrealized gain (loss)	2.67	(.44)	.14	.88	1.00
Total from investment operations	2.80	(.23)	.38	1.07	1.21
Distributions from net investment income	(.14)	(.22)	(.24)	(.21)	(.22)
Distributions from net realized gain	(.76)	(.62)	(.94)	(.70)	(.36)
Total distributions	(.90)	(.85)B	(1.18)	(.91)	(.58)
Net asset value, end of period	$12.71	$10.81	$11.89	$12.69	$12.53
Total ReturnC	26.71%	(2.50)%	3.55%	8.66%	10.53%
Ratios to Average Net AssetsD,E
Expenses before reductions	.55%	.56%	.57%	.48%	- %F
Expenses net of fee waivers, if any	.55%	.56%	.57%	.48%	-%
Expenses net of all reductions	.55%	.56%	.57%	.48%	-%
Net investment income (loss)	1.04%	1.75%	1.95%	1.46%	1.71%
Supplemental Data
Net assets, end of period (000 omitted)	$256,243	$238,048	$304,221	$324,189	$317,539
Portfolio turnover rateG	27%	22%	21%	19%	22%

 A Calculated based on average shares outstanding during the period.

 B Total distributions per share do not sum due to rounding.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 F Amount represents less than .005%.

 G Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor Freedom 2015 Fund Class Z

Years ended March 31,	2021	2020	2019 A
Selected Per–Share Data
Net asset value, beginning of period	$10.74	$11.85	$12.50
Income from Investment Operations
Net investment income (loss)B	.13	.22	.27
Net realized and unrealized gain (loss)	2.66	(.45)	(.17)
Total from investment operations	2.79	(.23)	.10
Distributions from net investment income	(.15)	(.26)	(.27)
Distributions from net realized gain	(.76)	(.62)	(.48)
Total distributions	(.91)	(.88)	(.75)
Net asset value, end of period	$12.62	$10.74	$11.85
Total ReturnC,D	26.82%	(2.48)%	1.29%
Ratios to Average Net AssetsE,F
Expenses before reductions	.48%	.49%	.51%G,H
Expenses net of fee waivers, if any	.48%	.49%	.51%G,H
Expenses net of all reductions	.48%	.49%	.51%G,H
Net investment income (loss)	1.11%	1.82%	4.73%G
Supplemental Data
Net assets, end of period (000 omitted)	$20,850	$16,135	$1,522
Portfolio turnover rateI	27%	22%	21%

 A For the period October 2, 2018 (commencement of sale of shares) to March 31, 2019.

 B Calculated based on average shares outstanding during the period.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 G Annualized

 H On certain classes, the size and fluctuation of net assets and expense amounts may cause ratios to differ from contractual rates.

 I Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor Freedom 2015 Fund Class Z6

Years ended March 31,	2021	2020	2019	2018 A
Selected Per–Share Data
Net asset value, beginning of period	$10.78	$11.87	$12.67	$12.66
Income from Investment Operations
Net investment income (loss)B	.14	.23	.25	.18
Net realized and unrealized gain (loss)	2.66	(.45)	.16	.51
Total from investment operations	2.80	(.22)	.41	.69
Distributions from net investment income	(.17)	(.25)	(.27)	(.21)
Distributions from net realized gain	(.76)	(.62)	(.94)	(.47)
Total distributions	(.92)C	(.87)	(1.21)	(.68)
Net asset value, end of period	$12.66	$10.78	$11.87	$12.67
Total ReturnD,E	26.84%	(2.40)%	3.81%	5.42%
Ratios to Average Net AssetsF,G
Expenses before reductions	.40%	.41%	.41%	.43%H,I
Expenses net of fee waivers, if any	.40%	.41%	.41%	.43%H,I
Expenses net of all reductions	.40%	.41%	.41%	.43%H,I
Net investment income (loss)	1.19%	1.90%	2.11%	1.75%H
Supplemental Data
Net assets, end of period (000 omitted)	$28,215	$15,400	$16,536	$12,903
Portfolio turnover rateJ	27%	22%	21%	19%

 A For the period June 6, 2017 (commencement of sale of shares) to March 31, 2018.

 B Calculated based on average shares outstanding during the period.

 C Total distributions per share do not sum due to rounding.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 H Annualized

 I On certain classes, the size and fluctuation of net assets and expense amounts may cause ratios to differ from contractual rates.

 J Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor Freedom® 2020 Fund

Investment Summary (Unaudited)

The information in the following tables is based on the direct investments of the Fund.

Top Holdings as of March 31, 2021

% of fund's net assets
Fidelity Series Investment Grade Bond Fund	26.1
Fidelity Series Emerging Markets Opportunities Fund	9.9
Fidelity Series Government Money Market Fund 0.08%	7.4
Fidelity Series Inflation-Protected Bond Index Fund	7.2
Fidelity Series Large Cap Stock Fund	5.1
Fidelity Series Overseas Fund	3.8
Fidelity Series International Growth Fund	3.8
Fidelity Series International Value Fund	3.8
Fidelity Series Value Discovery Fund	3.3
Fidelity Advisor Series Equity Growth Fund	3.3
73.7

Asset Allocation (% of fund's net assets)

Period end
Domestic Equity Funds	28.1%
International Equity Funds	25.0%
Bond Funds	37.9%
Short-Term Funds	9.0%
Short-Term Investments	0.1%
Net Other Assets (Liabilities)*	(0.1)%

 * Net Other Assets (Liabilities) are not included in the pie chart

Domestic Equity Funds category includes Fidelity Series Commodity Strategy Fund which invests in commodity-related investments.

Fidelity Advisor Freedom® 2020 Fund

Schedule of Investments March 31, 2021

Showing Percentage of Net Assets

U.S. Treasury Obligations - 0.1%
	Principal Amount	Value
U.S. Treasury Bills, yield at date of purchase 0.08% to 0.08% 4/1/21 to 4/22/21
(Cost $1,069,980)	1,070,000	1,069,998
	Shares	Value

Domestic Equity Funds - 28.1%
Fidelity Advisor Series Equity Growth Fund (a)	4,147,748	$69,060,001
Fidelity Advisor Series Growth Opportunities Fund (a)	2,846,926	48,027,636
Fidelity Advisor Series Small Cap Fund (a)	2,047,169	31,239,796
Fidelity Series All-Sector Equity Fund (a)	2,516,749	29,521,471
Fidelity Series Commodity Strategy Fund (a)	11,900,110	58,310,541
Fidelity Series Large Cap Stock Fund (a)	5,844,027	107,822,301
Fidelity Series Large Cap Value Index Fund (a)	792,166	11,636,912
Fidelity Series Opportunistic Insights Fund (a)	3,149,227	64,023,791
Fidelity Series Small Cap Opportunities Fund (a)	2,175,741	38,554,130
Fidelity Series Stock Selector Large Cap Value Fund (a)	4,785,152	68,284,126
Fidelity Series Value Discovery Fund (a)	4,390,816	69,901,785
TOTAL DOMESTIC EQUITY FUNDS
(Cost $404,611,969)		596,382,490

International Equity Funds - 25.0%
Fidelity Series Canada Fund (a)	2,257,021	28,822,162
Fidelity Series Emerging Markets Fund (a)	1,976,973	23,110,809
Fidelity Series Emerging Markets Opportunities Fund (a)	8,201,246	210,443,985
Fidelity Series International Growth Fund (a)	4,502,097	80,767,622
Fidelity Series International Small Cap Fund (a)	1,235,275	25,594,902
Fidelity Series International Value Fund (a)	7,435,769	80,678,094
Fidelity Series Overseas Fund (a)	6,415,734	80,902,403
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $347,700,311)		530,319,977

Bond Funds - 37.9%
Fidelity Series Emerging Markets Debt Fund (a)	1,229,252	11,161,613
Fidelity Series Emerging Markets Debt Local Currency Fund (a)	365,126	3,658,565
Fidelity Series Floating Rate High Income Fund (a)	243,724	2,239,827
Fidelity Series High Income Fund (a)	1,410,324	13,228,837
Fidelity Series Inflation-Protected Bond Index Fund (a)	14,174,346	152,232,478
Fidelity Series International Credit Fund (a)	157,009	1,566,949
Fidelity Series Investment Grade Bond Fund (a)	48,079,309	554,354,434
Fidelity Series Long-Term Treasury Bond Index Fund (a)	7,267,991	57,417,129
Fidelity Series Real Estate Income Fund (a)	730,527	8,072,324
TOTAL BOND FUNDS
(Cost $780,081,921)		803,932,156

Short-Term Funds - 9.0%
Fidelity Cash Central Fund 0.06% (b)	1,880,531	1,880,907
Fidelity Series Government Money Market Fund 0.08% (a)(c)	157,038,457	157,038,457
Fidelity Series Short-Term Credit Fund (a)	3,225,271	32,801,002
TOTAL SHORT-TERM FUNDS
(Cost $191,071,958)		191,720,366
TOTAL INVESTMENT IN SECURITIES - 100.1%
(Cost $1,724,536,139)		2,123,424,987
NET OTHER ASSETS (LIABILITIES) - (0.1)%		(1,342,392)
NET ASSETS - 100%		$2,122,082,595

Legend

 (a) Affiliated Fund

 (b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

 (c) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$3,162
Total	$3,162

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable.

Affiliated Underlying Funds

Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds, excluding any Money Market Central Funds, is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur.

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Fidelity Advisor Series Equity Growth Fund	$56,424,775	$21,431,629	$30,567,241	$15,208,978	$8,692,552	$13,078,286	$69,060,001
Fidelity Advisor Series Growth Opportunities Fund	36,258,544	16,734,946	26,087,027	12,442,758	6,678,406	14,442,767	48,027,636
Fidelity Advisor Series Small Cap Fund	23,472,121	4,510,419	14,544,589	1,053,941	2,478,665	15,323,180	31,239,796
Fidelity Series All-Sector Equity Fund	24,957,973	5,423,492	12,613,639	3,460,948	586,700	11,166,945	29,521,471
Fidelity Series Canada Fund	20,817,784	4,893,375	8,449,844	594,242	(175,800)	11,736,647	28,822,162
Fidelity Series Commodity Strategy Fund	62,195,061	10,423,230	29,712,387	241,452	(7,316,518)	22,721,155	58,310,541
Fidelity Series Emerging Markets Debt Fund	11,703,842	845,339	2,907,632	612,284	(176,037)	1,696,101	11,161,613
Fidelity Series Emerging Markets Debt Local Currency Fund	--	4,072,373	375,881	56,473	9,266	(47,193)	3,658,565
Fidelity Series Emerging Markets Fund	13,887,141	5,945,425	7,336,797	336,358	592,157	10,022,883	23,110,809
Fidelity Series Emerging Markets Opportunities Fund	133,928,919	53,237,922	72,111,651	6,495,781	13,022,205	82,366,590	210,443,985
Fidelity Series Floating Rate High Income Fund	2,359,894	149,711	594,212	105,970	(57,717)	382,151	2,239,827
Fidelity Series Government Money Market Fund 0.08%	174,487,580	67,567,490	85,016,613	276,234	--	--	157,038,457
Fidelity Series High Income Fund	13,191,722	991,517	2,744,228	764,789	(196,221)	1,986,047	13,228,837
Fidelity Series Inflation-Protected Bond Index Fund	134,709,885	37,756,010	29,076,118	1,967,207	226,878	8,615,823	152,232,478
Fidelity Series International Credit Fund	1,399,702	107,618	--	107,617	--	59,629	1,566,949
Fidelity Series International Growth Fund	93,842,946	14,909,531	48,211,984	12,008,692	16,326,709	3,900,420	80,767,622
Fidelity Series International Small Cap Fund	21,811,936	601,895	7,571,535	221,265	2,431,591	8,321,015	25,594,902
Fidelity Series International Value Fund	79,959,397	7,999,051	42,489,169	2,374,764	859,242	34,349,573	80,678,094
Fidelity Series Investment Grade Bond Fund	492,021,965	175,945,814	111,536,639	32,745,814	(147,871)	(1,928,835)	554,354,434
Fidelity Series Large Cap Stock Fund	90,315,569	14,297,693	42,935,404	6,345,239	7,816,027	38,328,416	107,822,301
Fidelity Series Large Cap Value Index Fund	9,382,282	1,754,199	4,329,131	254,489	766,091	4,063,471	11,636,912
Fidelity Series Long-Term Treasury Bond Index Fund	48,519,393	36,809,698	13,582,120	5,491,017	926,030	(15,255,872)	57,417,129
Fidelity Series Opportunistic Insights Fund	52,779,092	15,772,199	23,058,269	9,837,046	7,441,445	11,089,324	64,023,791
Fidelity Series Overseas Fund	78,348,582	5,335,548	34,549,910	958,070	61,309	31,706,874	80,902,403
Fidelity Series Real Estate Income Fund	7,762,552	689,414	2,675,745	548,850	65,586	2,230,517	8,072,324
Fidelity Series Short-Term Credit Fund	34,871,879	2,189,493	5,297,309	824,591	91,348	945,591	32,801,002
Fidelity Series Small Cap Opportunities Fund	29,675,940	5,520,283	17,286,705	859,534	4,867,724	15,776,888	38,554,130
Fidelity Series Stock Selector Large Cap Value Fund	56,594,104	7,495,260	27,137,826	1,576,825	3,224,182	28,108,406	68,284,126
Fidelity Series Value Discovery Fund	57,853,881	6,225,304	26,860,086	1,571,579	5,303,950	27,378,736	69,901,785
	$1,863,534,461	$529,635,878	$729,659,691	$119,342,807	$74,397,899	$382,565,535	$2,120,474,082

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of March 31, 2021, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Other Short-Term Investments and Net Other Assets	$1,069,998	$--	$1,069,998	$--
Domestic Equity Funds	596,382,490	596,382,490	--	--
International Equity Funds	530,319,977	530,319,977	--	--
Bond Funds	803,932,156	803,932,156	--	--
Short-Term Funds	191,720,366	191,720,366	--	--
Total Investments in Securities:	$2,123,424,987	$2,122,354,989	$1,069,998	$--

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor Freedom® 2020 Fund

Financial Statements

Statement of Assets and Liabilities

		March 31, 2021
Assets
Investment in securities, at value — See accompanying schedule: Unaffiliated issuers (cost $1,069,980)	$1,069,998
Fidelity Central Funds (cost $1,880,907)	1,880,907
Other affiliated issuers (cost $1,721,585,252)	2,120,474,082
Total Investment in Securities (cost $1,724,536,139)		$2,123,424,987
Cash		1,568
Receivable for investments sold		18,204,816
Receivable for fund shares sold		1,501,455
Distributions receivable from Fidelity Central Funds		92
Receivable for daily variation margin on futures contracts		46,325
Total assets		2,143,179,243
Liabilities
Payable for investments purchased	$18,256,839
Payable for fund shares redeemed	1,449,571
Accrued management fee	1,034,407
Distribution and service plan fees payable	355,831
Total liabilities		21,096,648
Net Assets		$2,122,082,595
Net Assets consist of:
Paid in capital		$1,629,297,568
Total accumulated earnings (loss)		492,785,027
Net Assets		$2,122,082,595
Net Asset Value and Maximum Offering Price
Class A:
Net Asset Value and redemption price per share ($877,841,507 ÷ 61,871,165 shares)(a)		$14.19
Maximum offering price per share (100/94.25 of $14.19)		$15.06
Class M:
Net Asset Value and redemption price per share ($309,455,771 ÷ 21,826,446 shares)(a)		$14.18
Maximum offering price per share (100/96.50 of $14.18)		$14.69
Class C:
Net Asset Value and offering price per share ($51,479,966 ÷ 3,669,585 shares)(a)		$14.03
Class I:
Net Asset Value, offering price and redemption price per share ($743,069,805 ÷ 51,895,160 shares)		$14.32
Class Z:
Net Asset Value, offering price and redemption price per share ($45,836,092 ÷ 3,225,614 shares)		$14.21
Class Z6:
Net Asset Value, offering price and redemption price per share ($94,399,454 ÷ 6,621,543 shares)		$14.26

 (a) Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Year ended March 31, 2021
Investment Income
Dividends:
Affiliated issuers		$33,691,397
Interest		3,674
Income from Fidelity Central Funds		3,162
Total income		33,698,233
Expenses
Management fee	$12,161,602
Distribution and service plan fees	4,236,909
Independent trustees' fees and expenses	6,061
Total expenses before reductions	16,404,572
Expense reductions	(163)
Total expenses after reductions		16,404,409
Net investment income (loss)		17,293,824
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	68
Fidelity Central Funds	(392)
Other affiliated issuers	74,397,931
Futures contracts	(1,302,168)
Capital gain distributions from underlying funds:
Affiliated issuers	85,651,410
Total net realized gain (loss)		158,746,849
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers	(1,697)
Fidelity Central Funds	(101)
Other affiliated issuers	382,565,535
Total change in net unrealized appreciation (depreciation)		382,563,737
Net gain (loss)		541,310,586
Net increase (decrease) in net assets resulting from operations		$558,604,410

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Year ended March 31, 2021	Year ended March 31, 2020
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$17,293,824	$33,685,728
Net realized gain (loss)	158,746,849	119,576,285
Change in net unrealized appreciation (depreciation)	382,563,737	(223,185,697)
Net increase (decrease) in net assets resulting from operations	558,604,410	(69,923,684)
Distributions to shareholders	(150,975,667)	(150,473,417)
Share transactions - net increase (decrease)	(155,025,861)	(200,998,401)
Total increase (decrease) in net assets	252,602,882	(421,395,502)
Net Assets
Beginning of period	1,869,479,713	2,290,875,215
End of period	$2,122,082,595	$1,869,479,713

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Advisor Freedom 2020 Fund Class A

Years ended March 31,	2021	2020	2019	2018	2017
Selected Per–Share Data
Net asset value, beginning of period	$11.63	$12.97	$13.71	$13.31	$12.51
Income from Investment Operations
Net investment income (loss)A	.10	.19	.22	.16	.19
Net realized and unrealized gain (loss)	3.43	(.65)	.18	1.05	1.16
Total from investment operations	3.53	(.46)	.40	1.21	1.35
Distributions from net investment income	(.12)	(.20)	(.22)	(.18)	(.19)
Distributions from net realized gain	(.85)	(.68)	(.92)	(.62)	(.36)
Total distributions	(.97)	(.88)	(1.14)	(.81)B	(.55)
Net asset value, end of period	$14.19	$11.63	$12.97	$13.71	$13.31
Total ReturnC,D	31.39%	(4.15)%	3.40%	9.15%	11.17%
Ratios to Average Net AssetsE,F
Expenses before reductions	.84%	.85%	.86%	.76%	.25%
Expenses net of fee waivers, if any	.84%	.85%	.86%	.76%	.25%
Expenses net of all reductions	.84%	.85%	.86%	.76%	.25%
Net investment income (loss)	.78%	1.46%	1.68%	1.18%	1.46%
Supplemental Data
Net assets, end of period (000 omitted)	$877,842	$800,330	$1,038,299	$1,196,128	$1,315,261
Portfolio turnover rateG	26%	25%	22%	20%	19%

 A Calculated based on average shares outstanding during the period.

 B Total distributions per share do not sum due to rounding.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Total returns do not include the effect of the sales charges.

 E Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 G Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor Freedom 2020 Fund Class M

Years ended March 31,	2021	2020	2019	2018	2017
Selected Per–Share Data
Net asset value, beginning of period	$11.62	$12.96	$13.71	$13.30	$12.51
Income from Investment Operations
Net investment income (loss)A	.07	.16	.19	.13	.15
Net realized and unrealized gain (loss)	3.43	(.65)	.17	1.05	1.16
Total from investment operations	3.50	(.49)	.36	1.18	1.31
Distributions from net investment income	(.09)	(.17)	(.19)	(.15)	(.16)
Distributions from net realized gain	(.85)	(.68)	(.92)	(.62)	(.36)
Total distributions	(.94)	(.85)	(1.11)	(.77)	(.52)
Net asset value, end of period	$14.18	$11.62	$12.96	$13.71	$13.30
Total ReturnB,C	31.08%	(4.38)%	3.07%	8.97%	10.81%
Ratios to Average Net AssetsD,E
Expenses before reductions	1.09%	1.10%	1.11%	1.01%	.50%
Expenses net of fee waivers, if any	1.09%	1.10%	1.11%	1.01%	.50%
Expenses net of all reductions	1.09%	1.10%	1.11%	1.01%	.50%
Net investment income (loss)	.53%	1.21%	1.43%	.92%	1.21%
Supplemental Data
Net assets, end of period (000 omitted)	$309,456	$277,496	$345,810	$374,470	$396,330
Portfolio turnover rateF	26%	25%	22%	20%	19%

 A Calculated based on average shares outstanding during the period.

 B Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 C Total returns do not include the effect of the sales charges.

 D Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 F Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor Freedom 2020 Fund Class C

Years ended March 31,	2021	2020	2019	2018	2017
Selected Per–Share Data
Net asset value, beginning of period	$11.52	$12.86	$13.60	$13.20	$12.42
Income from Investment Operations
Net investment income (loss)A	–B	.09	.12	.06	.09
Net realized and unrealized gain (loss)	3.39	(.64)	.17	1.05	1.15
Total from investment operations	3.39	(.55)	.29	1.11	1.24
Distributions from net investment income	(.04)	(.11)	(.14)	(.09)	(.10)
Distributions from net realized gain	(.84)	(.68)	(.90)	(.62)	(.36)
Total distributions	(.88)	(.79)	(1.03)C	(.71)	(.46)
Net asset value, end of period	$14.03	$11.52	$12.86	$13.60	$13.20
Total ReturnD,E	30.36%	(4.81)%	2.55%	8.45%	10.26%
Ratios to Average Net AssetsF,G
Expenses before reductions	1.59%	1.60%	1.61%	1.52%	1.00%
Expenses net of fee waivers, if any	1.59%	1.60%	1.61%	1.52%	1.00%
Expenses net of all reductions	1.59%	1.60%	1.61%	1.52%	1.00%
Net investment income (loss)	.03%	.71%	.93%	.42%	.71%
Supplemental Data
Net assets, end of period (000 omitted)	$51,480	$46,563	$63,123	$98,878	$101,268
Portfolio turnover rateH	26%	25%	22%	20%	19%

 A Calculated based on average shares outstanding during the period.

 B Amount represents less than $.005 per share.

 C Total distributions per share do not sum due to rounding.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Total returns do not include the effect of the contingent deferred sales charge.

 F Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 H Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor Freedom 2020 Fund Class I

Years ended March 31,	2021	2020	2019	2018	2017
Selected Per–Share Data
Net asset value, beginning of period	$11.73	$13.07	$13.82	$13.41	$12.61
Income from Investment Operations
Net investment income (loss)A	.14	.22	.26	.20	.22
Net realized and unrealized gain (loss)	3.46	(.65)	.17	1.05	1.16
Total from investment operations	3.60	(.43)	.43	1.25	1.38
Distributions from net investment income	(.15)	(.23)	(.26)	(.22)	(.22)
Distributions from net realized gain	(.85)	(.68)	(.92)	(.62)	(.36)
Total distributions	(1.01)B	(.91)	(1.18)	(.84)	(.58)
Net asset value, end of period	$14.32	$11.73	$13.07	$13.82	$13.41
Total ReturnC	31.70%	(3.87)%	3.61%	9.45%	11.36%
Ratios to Average Net AssetsD,E
Expenses before reductions	.59%	.60%	.61%	.52%	- %F
Expenses net of fee waivers, if any	.59%	.60%	.61%	.52%	-%
Expenses net of all reductions	.59%	.60%	.61%	.52%	-%
Net investment income (loss)	1.03%	1.71%	1.92%	1.42%	1.71%
Supplemental Data
Net assets, end of period (000 omitted)	$743,070	$654,422	$795,372	$803,562	$743,042
Portfolio turnover rateG	26%	25%	22%	20%	19%

 A Calculated based on average shares outstanding during the period.

 B Total distributions per share do not sum due to rounding.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 F Amount represents less than .005%.

 G Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor Freedom 2020 Fund Class Z

Years ended March 31,	2021	2020	2019 A
Selected Per–Share Data
Net asset value, beginning of period	$11.65	$13.02	$13.69
Income from Investment Operations
Net investment income (loss)B	.15	.23	.21
Net realized and unrealized gain (loss)	3.43	(.64)	(.15)
Total from investment operations	3.58	(.41)	.06
Distributions from net investment income	(.17)	(.28)	(.30)
Distributions from net realized gain	(.85)	(.68)	(.43)
Total distributions	(1.02)	(.96)	(.73)
Net asset value, end of period	$14.21	$11.65	$13.02
Total ReturnC,D	31.82%	(3.82)%	.91%
Ratios to Average Net AssetsE,F
Expenses before reductions	.52%	.53%G	.54%G,H
Expenses net of fee waivers, if any	.52%	.53%G	.54%G,H
Expenses net of all reductions	.52%	.53%G	.54%G,H
Net investment income (loss)	1.10%	1.78%	3.41%H
Supplemental Data
Net assets, end of period (000 omitted)	$45,836	$33,172	$2,585
Portfolio turnover rateI	26%	25%	22%

 A For the period October 2, 2018 (commencement of sale of shares) to March 31, 2019.

 B Calculated based on average shares outstanding during the period.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 G On certain classes, the size and fluctuation of net assets and expense amounts may cause ratios to differ from contractual rates.

 H Annualized

 I Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor Freedom 2020 Fund Class Z6

Years ended March 31,	2021	2020	2019	2018 A
Selected Per–Share Data
Net asset value, beginning of period	$11.69	$13.04	$13.81	$13.62
Income from Investment Operations
Net investment income (loss)B	.16	.25	.28	.08
Net realized and unrealized gain (loss)	3.45	(.65)	.17	.75
Total from investment operations	3.61	(.40)	.45	.83
Distributions from net investment income	(.18)	(.27)	(.30)	(.23)
Distributions from net realized gain	(.85)	(.68)	(.92)	(.41)
Total distributions	(1.04)C	(.95)	(1.22)	(.64)
Net asset value, end of period	$14.26	$11.69	$13.04	$13.81
Total ReturnD,E	31.94%	(3.72)%	3.76%	6.08%
Ratios to Average Net AssetsF,G
Expenses before reductions	.42%	.43%	.43%	.45%H,I
Expenses net of fee waivers, if any	.42%	.43%	.43%	.45%H,I
Expenses net of all reductions	.42%	.43%	.43%	.45%H,I
Net investment income (loss)	1.20%	1.88%	2.10%	.71%H
Supplemental Data
Net assets, end of period (000 omitted)	$94,399	$57,497	$45,686	$29,132
Portfolio turnover rateJ	26%	25%	22%	20%

 A For the period June 6, 2017 (commencement of sale of shares) to March 31, 2018.

 B Calculated based on average shares outstanding during the period.

 C Total distributions per share do not sum due to rounding.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 H Annualized

 I On certain classes, the size and fluctuation of net assets and expense amounts may cause ratios to differ from contractual rates.

 J Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor Freedom® 2025 Fund

Investment Summary (Unaudited)

The information in the following tables is based on the direct investments of the Fund.

Top Holdings as of March 31, 2021

% of fund's net assets
Fidelity Series Investment Grade Bond Fund	23.6
Fidelity Series Emerging Markets Opportunities Fund	10.6
Fidelity Series Inflation-Protected Bond Index Fund	6.3
Fidelity Series Large Cap Stock Fund	5.9
Fidelity Series Government Money Market Fund 0.08%	4.9
Fidelity Series Overseas Fund	4.3
Fidelity Series International Growth Fund	4.3
Fidelity Series International Value Fund	4.3
Fidelity Series Value Discovery Fund	3.8
Fidelity Advisor Series Equity Growth Fund	3.8
71.8

Asset Allocation (% of fund's net assets)

Period end
Domestic Equity Funds	32.0%
International Equity Funds	27.6%
Bond Funds	34.5%
Short-Term Funds	6.0%
Net Other Assets (Liabilities)*	(0.1)%

 * Net Other Assets (Liabilities) are not included in the pie chart

Domestic Equity Funds category includes Fidelity Series Commodity Strategy Fund which invests in commodity-related investments.

Fidelity Advisor Freedom® 2025 Fund

Schedule of Investments March 31, 2021

Showing Percentage of Net Assets

U.S. Treasury Obligations - 0.0%
	Principal Amount	Value
U.S. Treasury Bills, yield at date of purchase 0.06% to 0.08% 4/1/21 to 4/22/21
(Cost $1,379,981)	1,380,000	1,379,998
	Shares	Value

Domestic Equity Funds - 32.0%
Fidelity Advisor Series Equity Growth Fund (a)	7,046,555	$117,325,141
Fidelity Advisor Series Growth Opportunities Fund (a)	4,836,384	81,589,798
Fidelity Advisor Series Small Cap Fund (a)	3,478,089	53,075,634
Fidelity Series All-Sector Equity Fund (a)	4,275,921	50,156,552
Fidelity Series Commodity Strategy Fund (a)	17,533,470	85,914,004
Fidelity Series Large Cap Stock Fund(a)	9,928,995	183,189,958
Fidelity Series Large Cap Value Index Fund (a)	1,345,888	19,771,097
Fidelity Series Opportunistic Insights Fund (a)	5,350,244	108,770,464
Fidelity Series Small Cap Opportunities Fund (a)	3,696,665	65,504,909
Fidelity Series Stock Selector Large Cap Value Fund (a)	8,130,014	116,015,293
Fidelity Series Value Discovery Fund (a)	7,460,016	118,763,449
TOTAL DOMESTIC EQUITY FUNDS
(Cost $684,500,815)		1,000,076,299

International Equity Funds - 27.6%
Fidelity Series Canada Fund (a)	3,750,849	47,898,345
Fidelity Series Emerging Markets Fund (a)	3,127,822	36,564,242
Fidelity Series Emerging Markets Opportunities Fund (a)	12,948,367	332,255,096
Fidelity Series International Growth Fund (a)	7,481,861	134,224,589
Fidelity Series International Small Cap Fund (a)	2,052,924	42,536,580
Fidelity Series International Value Fund (a)	12,357,254	134,076,208
Fidelity Series Overseas Fund (a)	10,662,043	134,448,368
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $580,548,478)		862,003,428

Bond Funds - 34.5%
Fidelity Series Emerging Markets Debt Fund (a)	1,822,762	16,550,675
Fidelity Series Emerging Markets Debt Local Currency Fund (a)	536,333	5,374,056
Fidelity Series Floating Rate High Income Fund (a)	358,606	3,295,592
Fidelity Series High Income Fund (a)	2,072,707	19,441,988
Fidelity Series Inflation-Protected Bond Index Fund (a)	18,466,505	198,330,262
Fidelity Series International Credit Fund (a)	182,031	1,816,672
Fidelity Series Investment Grade Bond Fund (a)	63,872,687	736,452,079
Fidelity Series Long-Term Treasury Bond Index Fund (a)	10,715,951	84,656,016
Fidelity Series Real Estate Income Fund (a)	1,075,812	11,887,719
TOTAL BOND FUNDS
(Cost $1,059,952,820)		1,077,805,059

Short-Term Funds - 6.0%
Fidelity Cash Central Fund 0.06% (b)	2,892,566	2,893,144
Fidelity Series Government Money Market Fund 0.08% (a)(c)	151,643,561	151,643,561
Fidelity Series Short-Term Credit Fund (a)	3,105,333	31,581,232
TOTAL SHORT-TERM FUNDS
(Cost $185,530,799)		186,117,937
TOTAL INVESTMENT IN SECURITIES - 100.1%
(Cost $2,511,912,893)		3,127,382,721
NET OTHER ASSETS (LIABILITIES) - (0.1)%		(2,050,069)
NET ASSETS - 100%		$3,125,332,652

Legend

 (a) Affiliated Fund

 (b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

 (c) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$4,548
Total	$4,548

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable.

Affiliated Underlying Funds

Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds, excluding any Money Market Central Funds, is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur.

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Fidelity Advisor Series Equity Growth Fund	$87,460,082	$36,472,626	$39,946,223	$24,812,260	$10,486,850	$22,851,806	$117,325,141
Fidelity Advisor Series Growth Opportunities Fund	56,215,023	28,280,197	35,406,195	20,324,686	8,883,948	23,616,825	81,589,798
Fidelity Advisor Series Small Cap Fund	36,379,080	7,440,718	19,268,246	1,723,130	3,170,608	25,353,474	53,075,634
Fidelity Series All-Sector Equity Fund	38,592,517	9,312,381	16,200,464	5,726,968	634,172	17,817,946	50,156,552
Fidelity Series Canada Fund	31,394,529	8,230,951	9,657,772	946,341	(210,658)	18,141,295	47,898,345
Fidelity Series Commodity Strategy Fund	83,246,186	17,702,069	36,419,841	334,321	(10,866,754)	32,252,344	85,914,004
Fidelity Series Emerging Markets Debt Fund	15,537,834	1,626,552	2,608,954	839,518	(139,774)	2,135,017	16,550,675
Fidelity Series Emerging Markets Debt Local Currency Fund	--	5,752,372	320,516	80,676	5,196	(62,996)	5,374,056
Fidelity Series Emerging Markets Fund	20,237,886	9,200,843	8,520,324	509,430	556,248	15,089,589	36,564,242
Fidelity Series Emerging Markets Opportunities Fund	195,001,160	80,011,375	83,036,599	9,841,450	9,295,119	130,984,041	332,255,096
Fidelity Series Floating Rate High Income Fund	3,191,164	280,768	624,173	148,505	(45,681)	493,514	3,295,592
Fidelity Series Government Money Market Fund 0.08%	164,696,706	80,471,124	93,524,269	257,497	--	--	151,643,561
Fidelity Series High Income Fund	17,771,699	1,757,461	2,527,267	1,066,051	(93,842)	2,533,937	19,441,988
Fidelity Series Inflation-Protected Bond Index Fund	160,441,556	52,757,361	25,554,294	2,475,115	184,474	10,501,165	198,330,262
Fidelity Series International Credit Fund	1,622,771	124,769	--	124,768	--	69,132	1,816,672
Fidelity Series International Growth Fund	139,525,213	26,107,962	61,734,029	19,139,682	19,097,116	11,228,327	134,224,589
Fidelity Series International Small Cap Fund	32,315,563	1,631,416	8,052,321	352,315	1,891,334	14,750,588	42,536,580
Fidelity Series International Value Fund	119,395,743	14,960,787	55,156,450	3,780,189	(806,534)	55,682,662	134,076,208
Fidelity Series Investment Grade Bond Fund	589,096,992	254,828,142	102,657,897	40,887,122	(728,026)	(4,087,132)	736,452,079
Fidelity Series Large Cap Stock Fund	140,947,103	22,903,360	54,733,019	10,083,379	7,871,738	66,200,776	183,189,958
Fidelity Series Large Cap Value Index Fund	14,557,841	2,966,026	5,497,113	417,356	918,090	6,826,253	19,771,097
Fidelity Series Long-Term Treasury Bond Index Fund	64,449,359	54,422,764	13,767,469	7,688,024	1,312,812	(21,761,450)	84,656,016
Fidelity Series Opportunistic Insights Fund	81,798,486	27,655,489	29,294,642	15,978,632	9,567,634	19,043,497	108,770,464
Fidelity Series Overseas Fund	116,949,455	9,555,599	40,837,886	1,525,609	(439,261)	49,220,461	134,448,368
Fidelity Series Real Estate Income Fund	10,167,652	1,167,957	2,552,951	740,691	(108,979)	3,214,040	11,887,719
Fidelity Series Short-Term Credit Fund	28,820,302	2,297,363	376,093	690,630	(2,958)	842,618	31,581,232
Fidelity Series Small Cap Opportunities Fund	46,096,898	8,925,925	22,597,941	1,387,116	4,666,811	28,413,216	65,504,909
Fidelity Series Stock Selector Large Cap Value Fund	88,686,437	12,480,355	35,526,176	2,574,922	4,121,028	46,253,649	116,015,293
Fidelity Series Value Discovery Fund	89,619,864	11,824,046	34,934,084	2,566,185	6,304,451	45,949,172	118,763,449
	$2,474,215,101	$791,148,758	$841,333,208	$177,022,568	$75,525,162	$623,553,766	$3,123,109,579

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of March 31, 2021, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Other Short-Term Investments and Net Other Assets	$1,379,998	$--	$1,379,998	$--
Domestic Equity Funds	1,000,076,299	1,000,076,299	--	--
International Equity Funds	862,003,428	862,003,428	--	--
Bond Funds	1,077,805,059	1,077,805,059	--	--
Short-Term Funds	186,117,937	186,117,937	--	--
Total Investments in Securities:	$3,127,382,721	$3,126,002,723	$1,379,998	$--

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor Freedom® 2025 Fund

Financial Statements

Statement of Assets and Liabilities

		March 31, 2021
Assets
Investment in securities, at value — See accompanying schedule: Unaffiliated issuers (cost $1,379,981)	$1,379,998
Fidelity Central Funds (cost $2,893,144)	2,893,144
Other affiliated issuers (cost $2,507,639,768)	3,123,109,579
Total Investment in Securities (cost $2,511,912,893)		$3,127,382,721
Cash		4,099
Receivable for investments sold		28,777,892
Receivable for fund shares sold		1,913,484
Distributions receivable from Fidelity Central Funds		143
Receivable for daily variation margin on futures contracts		68,134
Total assets		3,158,146,473
Liabilities
Payable for investments purchased	$28,659,382
Payable for fund shares redeemed	2,033,259
Accrued management fee	1,624,974
Distribution and service plan fees payable	496,206
Total liabilities		32,813,821
Net Assets		$3,125,332,652
Net Assets consist of:
Paid in capital		$2,386,395,362
Total accumulated earnings (loss)		738,937,290
Net Assets		$3,125,332,652
Net Asset Value and Maximum Offering Price
Class A:
Net Asset Value and redemption price per share ($1,276,608,641 ÷ 87,315,082 shares)(a)		$14.62
Maximum offering price per share (100/94.25 of $14.62)		$15.51
Class M:
Net Asset Value and redemption price per share ($432,038,193 ÷ 29,501,741 shares)(a)		$14.64
Maximum offering price per share (100/96.50 of $14.64)		$15.17
Class C:
Net Asset Value and offering price per share ($60,127,927 ÷ 4,195,862 shares)(a)		$14.33
Class I:
Net Asset Value, offering price and redemption price per share ($1,150,781,986 ÷ 77,899,155 shares)		$14.77
Class Z:
Net Asset Value, offering price and redemption price per share ($60,904,514 ÷ 4,156,266 shares)		$14.65
Class Z6:
Net Asset Value, offering price and redemption price per share ($144,871,391 ÷ 9,846,538 shares)		$14.71

 (a) Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Year ended March 31, 2021
Investment Income
Dividends:
Affiliated issuers		$47,797,103
Interest		4,151
Income from Fidelity Central Funds		4,548
Total income		47,805,802
Expenses
Management fee	$18,149,433
Distribution and service plan fees	5,660,710
Independent trustees' fees and expenses	8,343
Total expenses before reductions	23,818,486
Expense reductions	(139)
Total expenses after reductions		23,818,347
Net investment income (loss)		23,987,455
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	101
Fidelity Central Funds	(537)
Other affiliated issuers	75,525,162
Futures contracts	(1,420,002)
Capital gain distributions from underlying funds:
Affiliated issuers	129,225,465
Total net realized gain (loss)		203,330,189
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers	(1,491)
Fidelity Central Funds	(187)
Other affiliated issuers	623,553,766
Total change in net unrealized appreciation (depreciation)		623,552,088
Net gain (loss)		826,882,277
Net increase (decrease) in net assets resulting from operations		$850,869,732

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Year ended March 31, 2021	Year ended March 31, 2020
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$23,987,455	$42,568,074
Net realized gain (loss)	203,330,189	137,576,481
Change in net unrealized appreciation (depreciation)	623,552,088	(306,768,217)
Net increase (decrease) in net assets resulting from operations	850,869,732	(126,623,662)
Distributions to shareholders	(186,504,252)	(191,668,113)
Share transactions - net increase (decrease)	(21,442,735)	(102,512,436)
Total increase (decrease) in net assets	642,922,745	(420,804,211)
Net Assets
Beginning of period	2,482,409,907	2,903,214,118
End of period	$3,125,332,652	$2,482,409,907

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Advisor Freedom 2025 Fund Class A

Years ended March 31,	2021	2020	2019	2018	2017
Selected Per–Share Data
Net asset value, beginning of period	$11.55	$12.99	$13.74	$13.16	$12.29
Income from Investment Operations
Net investment income (loss)A	.10	.18	.21	.15	.18
Net realized and unrealized gain (loss)	3.84	(.76)	.18	1.15	1.24
Total from investment operations	3.94	(.58)	.39	1.30	1.42
Distributions from net investment income	(.12)	(.19)	(.21)	(.17)	(.18)
Distributions from net realized gain	(.76)	(.67)	(.93)	(.55)	(.37)
Total distributions	(.87)B	(.86)	(1.14)	(.72)	(.55)
Net asset value, end of period	$14.62	$11.55	$12.99	$13.74	$13.16
Total ReturnC,D	35.22%	(5.09)%	3.34%	9.96%	12.00%
Ratios to Average Net AssetsE,F
Expenses before reductions	.89%	.89%	.90%	.80%	.25%
Expenses net of fee waivers, if any	.89%	.89%	.90%	.80%	.25%
Expenses net of all reductions	.89%	.89%	.90%	.80%	.25%
Net investment income (loss)	.76%	1.40%	1.62%	1.11%	1.43%
Supplemental Data
Net assets, end of period (000 omitted)	$1,276,609	$1,043,442	$1,304,020	$1,435,987	$1,503,384
Portfolio turnover rateG	28%	29%	24%	23%	20%

 A Calculated based on average shares outstanding during the period.

 B Total distributions per share do not sum due to rounding.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Total returns do not include the effect of the sales charges.

 E Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 G Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor Freedom 2025 Fund Class M

Years ended March 31,	2021	2020	2019	2018	2017
Selected Per–Share Data
Net asset value, beginning of period	$11.57	$13.01	$13.76	$13.18	$12.31
Income from Investment Operations
Net investment income (loss)A	.07	.15	.18	.12	.15
Net realized and unrealized gain (loss)	3.84	(.76)	.18	1.15	1.24
Total from investment operations	3.91	(.61)	.36	1.27	1.39
Distributions from net investment income	(.09)	(.16)	(.19)	(.14)	(.15)
Distributions from net realized gain	(.75)	(.67)	(.92)	(.55)	(.37)
Total distributions	(.84)	(.83)	(1.11)	(.69)	(.52)
Net asset value, end of period	$14.64	$11.57	$13.01	$13.76	$13.18
Total ReturnB,C	34.85%	(5.31)%	3.09%	9.69%	11.70%
Ratios to Average Net AssetsD,E
Expenses before reductions	1.14%	1.14%	1.15%	1.05%	.50%
Expenses net of fee waivers, if any	1.14%	1.14%	1.15%	1.05%	.50%
Expenses net of all reductions	1.14%	1.14%	1.15%	1.05%	.50%
Net investment income (loss)	.51%	1.15%	1.37%	.86%	1.18%
Supplemental Data
Net assets, end of period (000 omitted)	$432,038	$362,131	$423,584	$432,227	$418,713
Portfolio turnover rateF	28%	29%	24%	23%	20%

 A Calculated based on average shares outstanding during the period.

 B Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 C Total returns do not include the effect of the sales charges.

 D Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 F Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor Freedom 2025 Fund Class C

Years ended March 31,	2021	2020	2019	2018	2017
Selected Per–Share Data
Net asset value, beginning of period	$11.35	$12.80	$13.54	$12.98	$12.14
Income from Investment Operations
Net investment income (loss)A	–B	.08	.11	.05	.08
Net realized and unrealized gain (loss)	3.77	(.75)	.18	1.13	1.23
Total from investment operations	3.77	(.67)	.29	1.18	1.31
Distributions from net investment income	(.04)	(.11)	(.13)	(.08)	(.10)
Distributions from net realized gain	(.75)	(.66)	(.91)	(.54)	(.37)
Total distributions	(.79)	(.78)C	(1.03)C	(.62)	(.47)
Net asset value, end of period	$14.33	$11.35	$12.80	$13.54	$12.98
Total ReturnD,E	34.28%	(5.85)%	2.59%	9.14%	11.13%
Ratios to Average Net AssetsF,G
Expenses before reductions	1.64%	1.64%	1.65%	1.55%	1.00%
Expenses net of fee waivers, if any	1.64%	1.64%	1.65%	1.55%	1.00%
Expenses net of all reductions	1.64%	1.64%	1.65%	1.55%	1.00%
Net investment income (loss)	.01%	.65%	.87%	.36%	.68%
Supplemental Data
Net assets, end of period (000 omitted)	$60,128	$51,559	$64,691	$97,691	$97,994
Portfolio turnover rateH	28%	29%	24%	23%	20%

 A Calculated based on average shares outstanding during the period.

 B Amount represents less than $.005 per share.

 C Total distributions per share do not sum due to rounding.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Total returns do not include the effect of the contingent deferred sales charge.

 F Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 H Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor Freedom 2025 Fund Class I

Years ended March 31,	2021	2020	2019	2018	2017
Selected Per–Share Data
Net asset value, beginning of period	$11.66	$13.11	$13.86	$13.27	$12.39
Income from Investment Operations
Net investment income (loss)A	.14	.22	.25	.19	.21
Net realized and unrealized gain (loss)	3.88	(.77)	.18	1.16	1.26
Total from investment operations	4.02	(.55)	.43	1.35	1.47
Distributions from net investment income	(.15)	(.22)	(.25)	(.21)	(.21)
Distributions from net realized gain	(.76)	(.67)	(.93)	(.55)	(.37)
Total distributions	(.91)	(.90)B	(1.18)	(.76)	(.59)B
Net asset value, end of period	$14.77	$11.66	$13.11	$13.86	$13.27
Total ReturnC	35.57%	(4.89)%	3.63%	10.26%	12.26%
Ratios to Average Net AssetsD,E
Expenses before reductions	.64%	.64%	.65%	.56%	- %F
Expenses net of fee waivers, if any	.64%	.64%	.65%	.56%	-%
Expenses net of all reductions	.64%	.64%	.65%	.56%	-%
Net investment income (loss)	1.01%	1.65%	1.87%	1.35%	1.68%
Supplemental Data
Net assets, end of period (000 omitted)	$1,150,782	$911,020	$1,051,420	$1,018,536	$879,740
Portfolio turnover rateG	28%	29%	24%	23%	20%

 A Calculated based on average shares outstanding during the period.

 B Total distributions per share do not sum due to rounding.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 F Amount represents less than .005%.

 G Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor Freedom 2025 Fund Class Z

Years ended March 31,	2021	2020	2019 A
Selected Per–Share Data
Net asset value, beginning of period	$11.58	$13.05	$13.78
Income from Investment Operations
Net investment income (loss)B	.15	.23	.03
Net realized and unrealized gain (loss)	3.85	(.76)	(.02)
Total from investment operations	4.00	(.53)	.01
Distributions from net investment income	(.17)	(.27)	(.30)
Distributions from net realized gain	(.76)	(.67)	(.44)
Total distributions	(.93)	(.94)	(.74)
Net asset value, end of period	$14.65	$11.58	$13.05
Total ReturnC,D	35.65%	(4.77)%	.56%
Ratios to Average Net AssetsE,F
Expenses before reductions	.55%	.56%	.56%G
Expenses net of fee waivers, if any	.55%	.56%	.56%G
Expenses net of all reductions	.55%	.56%	.56%G
Net investment income (loss)	1.10%	1.74%	.43%G
Supplemental Data
Net assets, end of period (000 omitted)	$60,905	$36,620	$3,396
Portfolio turnover rateH	28%	29%	24%

 A For the period October 2, 2018 (commencement of sale of shares) to March 31, 2019.

 B Calculated based on average shares outstanding during the period.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 G Annualized

 H Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor Freedom 2025 Fund Class Z6

Years ended March 31,	2021	2020	2019	2018 A
Selected Per–Share Data
Net asset value, beginning of period	$11.62	$13.08	$13.85	$13.53
Income from Investment Operations
Net investment income (loss)B	.16	.24	.27	.10
Net realized and unrealized gain (loss)	3.87	(.77)	.18	.80
Total from investment operations	4.03	(.53)	.45	.90
Distributions from net investment income	(.18)	(.26)	(.29)	(.22)
Distributions from net realized gain	(.76)	(.67)	(.93)	(.36)
Total distributions	(.94)	(.93)	(1.22)	(.58)
Net asset value, end of period	$14.71	$11.62	$13.08	$13.85
Total ReturnC,D	35.82%	(4.72)%	3.85%	6.61%
Ratios to Average Net AssetsE,F
Expenses before reductions	.44%	.45%	.45%	.47%G,H
Expenses net of fee waivers, if any	.44%	.45%	.45%	.47%G,H
Expenses net of all reductions	.44%	.45%	.45%	.47%G,H
Net investment income (loss)	1.21%	1.85%	2.07%	.89%G
Supplemental Data
Net assets, end of period (000 omitted)	$144,871	$77,638	$56,103	$24,926
Portfolio turnover rateI	28%	29%	24%	23%

 A For the period June 6, 2017 (commencement of sale of shares) to March 31, 2018.

 B Calculated based on average shares outstanding during the period.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 G Annualized

 H On certain classes, the size and fluctuation of net assets and expense amounts may cause ratios to differ from contractual rates.

 I Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor Freedom® 2030 Fund

Investment Summary (Unaudited)

The information in the following tables is based on the direct investments of the Fund.

Top Holdings as of March 31, 2021

% of fund's net assets
Fidelity Series Investment Grade Bond Fund	20.6
Fidelity Series Emerging Markets Opportunities Fund	11.5
Fidelity Series Large Cap Stock Fund	6.8
Fidelity Series Inflation-Protected Bond Index Fund	5.6
Fidelity Series Overseas Fund	4.9
Fidelity Series International Growth Fund	4.9
Fidelity Series International Value Fund	4.8
Fidelity Series Value Discovery Fund	4.4
Fidelity Advisor Series Equity Growth Fund	4.3
Fidelity Series Stock Selector Large Cap Value Fund	4.3
72.1

Asset Allocation (% of fund's net assets)

Period end
Domestic Equity Funds	36.5%
International Equity Funds	30.6%
Bond Funds	30.8%
Short-Term Funds	2.2%
Net Other Assets (Liabilities)*	(0.1)%

 * Net Other Assets (Liabilities) are not included in the pie chart

Domestic Equity Funds category includes Fidelity Series Commodity Strategy Fund which invests in commodity-related investments.

Fidelity Advisor Freedom® 2030 Fund

Schedule of Investments March 31, 2021

Showing Percentage of Net Assets

U.S. Treasury Obligations - 0.0%
	Principal Amount	Value
U.S. Treasury Bills, yield at date of purchase 0.08% to 0.08% 4/1/21 to 4/22/21
(Cost $1,419,983)	1,420,000	1,419,998
	Shares	Value

Domestic Equity Funds - 36.5%
Fidelity Advisor Series Equity Growth Fund (a)	8,980,779	$149,529,963
Fidelity Advisor Series Growth Opportunities Fund (a)	6,164,596	103,996,741
Fidelity Advisor Series Small Cap Fund (a)	4,433,212	67,650,819
Fidelity Series All-Sector Equity Fund (a)	5,450,117	63,929,868
Fidelity Series Commodity Strategy Fund (a)	19,396,433	95,042,520
Fidelity Series Large Cap Stock Fund (a)	12,655,469	233,493,403
Fidelity Series Large Cap Value Index Fund (a)	1,715,466	25,200,199
Fidelity Series Opportunistic Insights Fund (a)	6,819,239	138,635,127
Fidelity Series Small Cap Opportunities Fund (a)	4,711,935	83,495,484
Fidelity Series Stock Selector Large Cap Value Fund (a)	10,362,441	147,872,038
Fidelity Series Value Discovery Fund (a)	9,508,497	151,375,272
TOTAL DOMESTIC EQUITY FUNDS
(Cost $865,831,129)		1,260,221,434

International Equity Funds - 30.6%
Fidelity Series Canada Fund (a)	4,687,602	59,860,681
Fidelity Series Emerging Markets Fund (a)	3,730,876	43,613,936
Fidelity Series Emerging Markets Opportunities Fund (a)	15,416,721	395,593,052
Fidelity Series International Growth Fund (a)	9,350,373	167,745,684
Fidelity Series International Small Cap Fund (a)	2,565,617	53,159,585
Fidelity Series International Value Fund (a)	15,443,318	167,560,003
Fidelity Series Overseas Fund (a)	13,324,781	168,025,490
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $722,185,108)		1,055,558,431

Bond Funds - 30.8%
Fidelity Series Emerging Markets Debt Fund (a)	2,027,483	18,409,545
Fidelity Series Emerging Markets Debt Local Currency Fund (a)	590,885	5,920,666
Fidelity Series Floating Rate High Income Fund (a)	395,086	3,630,840
Fidelity Series High Income Fund (a)	2,283,595	21,420,125
Fidelity Series Inflation-Protected Bond Index Fund (a)	17,964,903	192,943,059
Fidelity Series International Credit Fund (a)	178,476	1,781,187
Fidelity Series Investment Grade Bond Fund (a)	61,753,818	712,021,525
Fidelity Series Long-Term Treasury Bond Index Fund (a)	11,854,767	93,652,657
Fidelity Series Real Estate Income Fund (a)	1,188,829	13,136,561
TOTAL BOND FUNDS
(Cost $1,052,209,710)		1,062,916,165

Short-Term Funds - 2.2%
Fidelity Cash Central Fund 0.06% (b)	3,331,632	3,332,299
Fidelity Series Government Money Market Fund 0.08% (a)(c)	60,525,573	60,525,573
Fidelity Series Short-Term Credit Fund (a)	1,218,865	12,395,858
TOTAL SHORT-TERM FUNDS
(Cost $76,132,685)		76,253,730
TOTAL INVESTMENT IN SECURITIES - 100.1%
(Cost $2,717,778,615)		3,456,369,758
NET OTHER ASSETS (LIABILITIES) - (0.1)%		(2,372,493)
NET ASSETS - 100%		$3,453,997,265

Legend

 (a) Affiliated Fund

 (b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

 (c) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$5,252
Total	$5,252

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable.

Affiliated Underlying Funds

Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds, excluding any Money Market Central Funds, is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur.

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Fidelity Advisor Series Equity Growth Fund	$111,240,654	$45,195,307	$48,791,672	$31,307,717	$12,727,137	$29,158,537	$149,529,963
Fidelity Advisor Series Growth Opportunities Fund	71,520,474	35,557,397	43,662,287	25,822,786	10,379,556	30,201,601	103,996,741
Fidelity Advisor Series Small Cap Fund	46,344,617	8,111,847	22,952,363	2,191,804	3,830,386	32,316,332	67,650,819
Fidelity Series All-Sector Equity Fund	48,155,332	10,884,875	18,307,286	7,289,951	831,006	22,365,941	63,929,868
Fidelity Series Canada Fund	37,606,265	11,431,174	11,258,819	1,177,522	(252,117)	22,334,178	59,860,681
Fidelity Series Commodity Strategy Fund	87,773,356	21,024,551	36,766,941	361,188	(11,592,017)	34,603,571	95,042,520
Fidelity Series Emerging Markets Debt Fund	16,302,221	2,111,253	2,086,783	894,584	(37,759)	2,120,613	18,409,545
Fidelity Series Emerging Markets Debt Local Currency Fund	--	6,207,566	238,699	88,165	1,575	(49,776)	5,920,666
Fidelity Series Emerging Markets Fund	23,842,722	10,376,699	8,859,808	601,730	551,685	17,702,638	43,613,936
Fidelity Series Emerging Markets Opportunities Fund	226,796,283	89,873,123	84,868,382	11,627,363	8,547,801	155,244,227	395,593,052
Fidelity Series Floating Rate High Income Fund	3,265,544	348,809	444,910	154,976	(27,526)	488,923	3,630,840
Fidelity Series Government Money Market Fund 0.08%	81,086,548	78,127,760	98,688,735	94,425	--	--	60,525,573
Fidelity Series High Income Fund	18,933,845	2,133,982	2,260,653	1,150,491	(66,770)	2,679,721	21,420,125
Fidelity Series Inflation-Protected Bond Index Fund	137,094,285	66,543,904	20,388,460	2,370,041	110,496	9,582,834	192,943,059
Fidelity Series International Credit Fund	1,591,074	122,331	--	122,331	--	67,782	1,781,187
Fidelity Series International Growth Fund	166,883,436	33,811,561	69,568,173	23,834,386	19,942,646	16,676,214	167,745,684
Fidelity Series International Small Cap Fund	38,534,871	2,207,252	7,937,970	438,357	1,683,165	18,672,267	53,159,585
Fidelity Series International Value Fund	144,449,251	17,784,016	62,288,404	4,700,249	(2,227,930)	69,843,070	167,560,003
Fidelity Series Investment Grade Bond Fund	519,669,402	282,321,403	83,772,593	37,708,331	(607,644)	(5,589,043)	712,021,525
Fidelity Series Large Cap Stock Fund	177,471,890	27,253,699	64,654,041	12,687,779	7,351,313	86,070,542	233,493,403
Fidelity Series Large Cap Value Index Fund	18,531,443	3,372,016	6,523,777	533,821	1,073,631	8,746,886	25,200,199
Fidelity Series Long-Term Treasury Bond Index Fund	66,315,452	61,628,761	11,954,333	8,339,887	1,063,893	(23,401,116)	93,652,657
Fidelity Series Opportunistic Insights Fund	104,031,816	35,104,299	36,449,718	20,188,782	12,008,153	23,940,577	138,635,127
Fidelity Series Overseas Fund	141,056,710	10,768,576	43,391,061	1,898,217	(282,296)	59,873,561	168,025,490
Fidelity Series Real Estate Income Fund	10,506,176	1,359,312	1,992,605	772,509	(68,302)	3,331,980	13,136,561
Fidelity Series Short-Term Credit Fund	4,719,175	8,778,339	1,209,451	126,887	(4,576)	112,371	12,395,858
Fidelity Series Small Cap Opportunities Fund	58,673,187	9,856,791	26,802,308	1,757,219	5,327,274	36,440,540	83,495,484
Fidelity Series Stock Selector Large Cap Value Fund	109,453,601	17,421,598	42,392,346	3,273,580	3,668,546	59,720,639	147,872,038
Fidelity Series Value Discovery Fund	113,582,046	13,569,071	41,558,510	3,262,349	6,147,954	59,634,711	151,375,272
	$2,585,431,676	$913,287,272	$900,071,088	$204,777,427	$80,079,280	$772,890,321	$3,451,617,461

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of March 31, 2021, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Other Short-Term Investments and Net Other Assets	$1,419,998	$--	$1,419,998	$--
Domestic Equity Funds	1,260,221,434	1,260,221,434	--	--
International Equity Funds	1,055,558,431	1,055,558,431	--	--
Bond Funds	1,062,916,165	1,062,916,165	--	--
Short-Term Funds	76,253,730	76,253,730	--	--
Total Investments in Securities:	$3,456,369,758	$3,454,949,760	$1,419,998	$--

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor Freedom® 2030 Fund

Financial Statements

Statement of Assets and Liabilities

		March 31, 2021
Assets
Investment in securities, at value — See accompanying schedule: Unaffiliated issuers (cost $1,419,983)	$1,419,998
Fidelity Central Funds (cost $3,332,246)	3,332,299
Other affiliated issuers (cost $2,713,026,386)	3,451,617,461
Total Investment in Securities (cost $2,717,778,615)		$3,456,369,758
Cash		13,612
Receivable for investments sold		37,562,446
Receivable for fund shares sold		3,672,409
Distributions receivable from Fidelity Central Funds		166
Receivable for daily variation margin on futures contracts		64,826
Total assets		3,497,683,217
Liabilities
Payable for investments purchased	$37,908,547
Payable for fund shares redeemed	3,328,112
Accrued management fee	1,907,616
Distribution and service plan fees payable	541,677
Total liabilities		43,685,952
Net Assets		$3,453,997,265
Net Assets consist of:
Paid in capital		$2,574,845,150
Total accumulated earnings (loss)		879,152,115
Net Assets		$3,453,997,265
Net Asset Value and Maximum Offering Price
Class A:
Net Asset Value and redemption price per share ($1,318,549,418 ÷ 82,419,730 shares)(a)		$16.00
Maximum offering price per share (100/94.25 of $16.00)		$16.98
Class M:
Net Asset Value and redemption price per share ($502,609,699 ÷ 31,644,857 shares)(a)		$15.88
Maximum offering price per share (100/96.50 of $15.88)		$16.46
Class C:
Net Asset Value and offering price per share ($69,899,215 ÷ 4,480,760 shares)(a)		$15.60
Class I:
Net Asset Value, offering price and redemption price per share ($1,325,192,219 ÷ 82,289,402 shares)		$16.10
Class Z:
Net Asset Value, offering price and redemption price per share ($63,499,211 ÷ 3,973,664 shares)		$15.98
Class Z6:
Net Asset Value, offering price and redemption price per share ($174,247,503 ÷ 10,866,999 shares)		$16.03

 (a) Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Year ended March 31, 2021
Investment Income
Dividends:
Affiliated issuers		$52,636,219
Interest		4,173
Income from Fidelity Central Funds		5,252
Total income		52,645,644
Expenses
Management fee	$20,923,243
Distribution and service plan fees	6,067,353
Independent trustees' fees and expenses	8,956
Total expenses before reductions	26,999,552
Expense reductions	(105)
Total expenses after reductions		26,999,447
Net investment income (loss)		25,646,197
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	125
Fidelity Central Funds	(632)
Other affiliated issuers	80,079,567
Futures contracts	(2,065,185)
Capital gain distributions from underlying funds:
Affiliated issuers	152,141,208
Total net realized gain (loss)		230,155,083
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers	(1,213)
Fidelity Central Funds	(208)
Other affiliated issuers	772,890,321
Total change in net unrealized appreciation (depreciation)		772,888,900
Net gain (loss)		1,003,043,983
Net increase (decrease) in net assets resulting from operations		$1,028,690,180

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Year ended March 31, 2021	Year ended March 31, 2020
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$25,646,197	$42,712,126
Net realized gain (loss)	230,155,083	151,887,327
Change in net unrealized appreciation (depreciation)	772,888,900	(372,090,482)
Net increase (decrease) in net assets resulting from operations	1,028,690,180	(177,491,029)
Distributions to shareholders	(211,698,260)	(210,658,751)
Share transactions - net increase (decrease)	42,304,748	10,421,348
Total increase (decrease) in net assets	859,296,668	(377,728,432)
Net Assets
Beginning of period	2,594,700,597	2,972,429,029
End of period	$3,453,997,265	$2,594,700,597

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Advisor Freedom 2030 Fund Class A

Years ended March 31,	2021	2020	2019	2018	2017
Selected Per–Share Data
Net asset value, beginning of period	$12.21	$14.01	$14.95	$14.12	$12.99
Income from Investment Operations
Net investment income (loss)A	.11	.19	.23	.15	.18
Net realized and unrealized gain (loss)	4.67	(1.01)	.19	1.50	1.57
Total from investment operations	4.78	(.82)	.42	1.65	1.75
Distributions from net investment income	(.13)	(.19)	(.24)	(.16)	(.18)
Distributions from net realized gain	(.87)	(.79)	(1.13)	(.66)	(.44)
Total distributions	(.99)B	(.98)	(1.36)B	(.82)	(.62)
Net asset value, end of period	$16.00	$12.21	$14.01	$14.95	$14.12
Total ReturnC,D	40.51%	(6.61)%	3.43%	11.80%	14.02%
Ratios to Average Net AssetsE,F
Expenses before reductions	.93%	.94%	.94%G	.84%	.25%
Expenses net of fee waivers, if any	.93%	.94%	.94%G	.84%	.25%
Expenses net of all reductions	.93%	.94%	.94%G	.84%	.25%
Net investment income (loss)	.75%	1.35%	1.57%	.99%	1.34%
Supplemental Data
Net assets, end of period (000 omitted)	$1,318,549	$1,041,706	$1,279,896	$1,374,112	$1,414,388
Portfolio turnover rateH	29%	33%	22%	25%	18%
 A Calculated based on average shares outstanding during the period.

 B Total distributions per share do not sum due to rounding.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Total returns do not include the effect of the sales charges.

 E Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 G On certain classes, the size and fluctuation of net assets and expense amounts may cause ratios to differ from contractual rates.

 H Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor Freedom 2030 Fund Class M

Years ended March 31,	2021	2020	2019	2018	2017
Selected Per–Share Data
Net asset value, beginning of period	$12.13	$13.93	$14.88	$14.06	$12.94
Income from Investment Operations
Net investment income (loss)A	.07	.15	.19	.11	.15
Net realized and unrealized gain (loss)	4.64	(1.00)	.19	1.50	1.56
Total from investment operations	4.71	(.85)	.38	1.61	1.71
Distributions from net investment income	(.10)	(.17)	(.21)	(.13)	(.15)
Distributions from net realized gain	(.86)	(.78)	(1.12)	(.66)	(.44)
Total distributions	(.96)	(.95)	(1.33)	(.79)	(.59)
Net asset value, end of period	$15.88	$12.13	$13.93	$14.88	$14.06
Total ReturnB,C	40.15%	(6.84)%	3.12%	11.53%	13.74%
Ratios to Average Net AssetsD,E
Expenses before reductions	1.18%	1.19%	1.19%F	1.09%	.50%
Expenses net of fee waivers, if any	1.18%	1.19%	1.19%F	1.09%	.50%
Expenses net of all reductions	1.18%	1.19%	1.19%F	1.09%	.50%
Net investment income (loss)	.50%	1.10%	1.32%	.74%	1.09%
Supplemental Data
Net assets, end of period (000 omitted)	$502,610	$391,371	$453,917	$452,750	$442,505
Portfolio turnover rateG	29%	33%	22%	25%	18%

 A Calculated based on average shares outstanding during the period.

 B Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 C Total returns do not include the effect of the sales charges.

 D Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 F On certain classes, the size and fluctuation of net assets and expense amounts may cause ratios to differ from contractual rates.

 G Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor Freedom 2030 Fund Class C

Years ended March 31,	2021	2020	2019	2018	2017
Selected Per–Share Data
Net asset value, beginning of period	$11.95	$13.75	$14.71	$13.92	$12.83
Income from Investment Operations
Net investment income (loss)A	–B	.08	.12	.03	.08
Net realized and unrealized gain (loss)	4.55	(.98)	.18	1.48	1.55
Total from investment operations	4.55	(.90)	.30	1.51	1.63
Distributions from net investment income	(.05)	(.12)	(.15)	(.07)	(.10)
Distributions from net realized gain	(.85)	(.78)	(1.11)	(.65)	(.44)
Total distributions	(.90)	(.90)	(1.26)	(.72)	(.54)
Net asset value, end of period	$15.60	$11.95	$13.75	$14.71	$13.92
Total ReturnC,D	39.41%	(7.25)%	2.57%	10.97%	13.21%
Ratios to Average Net AssetsE,F
Expenses before reductions	1.68%	1.69%	1.69%G	1.59%	1.00%
Expenses net of fee waivers, if any	1.68%	1.69%	1.69%G	1.59%	1.00%
Expenses net of all reductions	1.68%	1.69%	1.69%G	1.59%	1.00%
Net investment income (loss)	–%H	.60%	.82%	.24%	.59%
Supplemental Data
Net assets, end of period (000 omitted)	$69,899	$55,554	$66,505	$96,199	$94,517
Portfolio turnover rateI	29%	33%	22%	25%	18%

 A Calculated based on average shares outstanding during the period.

 B Amount represents less than $.005 per share.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Total returns do not include the effect of the contingent deferred sales charge.

 E Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 G On certain classes, the size and fluctuation of net assets and expense amounts may cause ratios to differ from contractual rates.

 H Amount represents less than .005%.

 I Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor Freedom 2030 Fund Class I

Years ended March 31,	2021	2020	2019	2018	2017
Selected Per–Share Data
Net asset value, beginning of period	$12.29	$14.09	$15.04	$14.21	$13.06
Income from Investment Operations
Net investment income (loss)A	.15	.23	.26	.18	.21
Net realized and unrealized gain (loss)	4.69	(1.01)	.19	1.51	1.59
Total from investment operations	4.84	(.78)	.45	1.69	1.80
Distributions from net investment income	(.15)	(.22)	(.27)	(.21)	(.21)
Distributions from net realized gain	(.88)	(.80)	(1.14)	(.66)	(.44)
Total distributions	(1.03)	(1.02)	(1.40)B	(.86)B	(.65)
Net asset value, end of period	$16.10	$12.29	$14.09	$15.04	$14.21
Total ReturnC	40.77%	(6.32)%	3.65%	12.04%	14.38%
Ratios to Average Net AssetsD,E
Expenses before reductions	.68%	.69%	.69%F	.60%	- %G
Expenses net of fee waivers, if any	.68%	.69%	.69%F	.60%	-%
Expenses net of all reductions	.68%	.69%	.69%F	.60%	-%
Net investment income (loss)	1.00%	1.60%	1.82%	1.23%	1.59%
Supplemental Data
Net assets, end of period (000 omitted)	$1,325,192	$984,341	$1,108,684	$1,043,420	$871,845
Portfolio turnover rateH	29%	33%	22%	25%	18%

 A Calculated based on average shares outstanding during the period.

 B Total distributions per share do not sum due to rounding.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 F On certain classes, the size and fluctuation of net assets and expense amounts may cause ratios to differ from contractual rates.

 G Amount represents less than .005%.

 H Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor Freedom 2030 Fund Class Z

Years ended March 31,	2021	2020	2019 A
Selected Per–Share Data
Net asset value, beginning of period	$12.20	$14.03	$14.99
Income from Investment Operations
Net investment income (loss)B	.16	.24	.04
Net realized and unrealized gain (loss)	4.67	(1.01)	(.15)
Total from investment operations	4.83	(.77)	(.11)
Distributions from net investment income	(.17)	(.25)	(.33)
Distributions from net realized gain	(.88)	(.82)	(.53)
Total distributions	(1.05)	(1.06)C	(.85)C
Net asset value, end of period	$15.98	$12.20	$14.03
Total ReturnD,E	41.01%	(6.28)%	(.09)%
Ratios to Average Net AssetsF,G
Expenses before reductions	.59%	.60%H	.60%I
Expenses net of fee waivers, if any	.59%	.60%H	.60%I
Expenses net of all reductions	.59%	.60%H	.60%I
Net investment income (loss)	1.09%	1.69%	.65%I
Supplemental Data
Net assets, end of period (000 omitted)	$63,499	$38,041	$2,948
Portfolio turnover rateJ	29%	33%	22%

 A For the period October 2, 2018 (commencement of sale of shares) to March 31, 2019.

 B Calculated based on average shares outstanding during the period.

 C Total distributions per share do not sum due to rounding.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 H On certain classes, the size and fluctuation of net assets and expense amounts may cause ratios to differ from contractual rates.

 I Annualized

 J Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor Freedom 2030 Fund Class Z6

Years ended March 31,	2021	2020	2019	2018 A
Selected Per–Share Data
Net asset value, beginning of period	$12.24	$14.05	$15.03	$14.53
Income from Investment Operations
Net investment income (loss)B	.18	.26	.29	.16
Net realized and unrealized gain (loss)	4.68	(1.01)	.19	.99
Total from investment operations	4.86	(.75)	.48	1.15
Distributions from net investment income	(.19)	(.25)	(.30)	(.23)
Distributions from net realized gain	(.88)	(.81)	(1.15)	(.42)
Total distributions	(1.07)	(1.06)	(1.46)C	(.65)
Net asset value, end of period	$16.03	$12.24	$14.05	$15.03
Total ReturnD,E	41.14%	(6.16)%	3.84%	7.90%
Ratios to Average Net AssetsF,G
Expenses before reductions	.46%	.47%	.47%	.49%H,I
Expenses net of fee waivers, if any	.46%	.47%	.47%	.49%H,I
Expenses net of all reductions	.46%	.47%	.47%	.49%H,I
Net investment income (loss)	1.22%	1.82%	2.05%	1.29%H
Supplemental Data
Net assets, end of period (000 omitted)	$174,248	$83,686	$60,480	$26,854
Portfolio turnover rateJ	29%	33%	22%	25%

 A For the period June 6, 2017 (commencement of sale of shares) to March 31, 2018.

 B Calculated based on average shares outstanding during the period.

 C Total distributions per share do not sum due to rounding.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 H Annualized

 I On certain classes, the size and fluctuation of net assets and expense amounts may cause ratios to differ from contractual rates.

 J Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor Freedom® 2035 Fund

Investment Summary (Unaudited)

The information in the following tables is based on the direct investments of the Fund.

Top Holdings as of March 31, 2021

% of fund's net assets
Fidelity Series Emerging Markets Opportunities Fund	13.2
Fidelity Series Investment Grade Bond Fund	10.2
Fidelity Series Large Cap Stock Fund	8.6
Fidelity Series Overseas Fund	6.0
Fidelity Series International Growth Fund	6.0
Fidelity Series International Value Fund	6.0
Fidelity Series Value Discovery Fund	5.6
Fidelity Advisor Series Equity Growth Fund	5.5
Fidelity Series Stock Selector Large Cap Value Fund	5.4
Fidelity Series Opportunistic Insights Fund	5.1
71.6

Asset Allocation (% of fund's net assets)

Period end
Domestic Equity Funds	45.7%
International Equity Funds	36.7%
Bond Funds	16.7%
Short-Term Funds	0.9%
Short-Term Investments	0.1%
Net Other Assets (Liabilities)*	(0.1)%

 * Net Other Assets (Liabilities) are not included in the pie chart

Domestic Equity Funds category includes Fidelity Series Commodity Strategy Fund which invests in commodity-related investments.

Fidelity Advisor Freedom® 2035 Fund

Schedule of Investments March 31, 2021

Showing Percentage of Net Assets

U.S. Treasury Obligations - 0.1%
	Principal Amount	Value
U.S. Treasury Bills, yield at date of purchase 0.02% to 0.08% 4/1/21 to 6/17/21
(Cost $1,069,990)	1,070,000	1,069,997
	Shares	Value

Domestic Equity Funds - 45.7%
Fidelity Advisor Series Equity Growth Fund (a)	9,849,563	$163,995,226
Fidelity Advisor Series Growth Opportunities Fund (a)	6,760,201	114,044,587
Fidelity Advisor Series Small Cap Fund (a)	4,862,400	74,200,216
Fidelity Series All-Sector Equity Fund (a)	5,977,808	70,119,692
Fidelity Series Commodity Strategy Fund (a)	16,716,706	81,911,858
Fidelity Series Large Cap Stock Fund (a)	13,881,206	256,108,247
Fidelity Series Large Cap Value Index Fund (a)	1,881,621	27,641,016
Fidelity Series Opportunistic Insights Fund (a)	7,479,047	152,049,024
Fidelity Series Small Cap Opportunities Fund (a)	5,168,947	91,593,734
Fidelity Series Stock Selector Large Cap Value Fund (a)	11,366,260	162,196,526
Fidelity Series Value Discovery Fund (a)	10,429,524	166,038,017
TOTAL DOMESTIC EQUITY FUNDS
(Cost $947,815,538)		1,359,898,143

International Equity Funds - 36.7%
Fidelity Series Canada Fund (a)	4,986,808	63,681,540
Fidelity Series Emerging Markets Fund (a)	3,700,838	43,262,795
Fidelity Series Emerging Markets Opportunities Fund (a)	15,261,711	391,615,493
Fidelity Series International Growth Fund (a)	9,963,307	178,741,719
Fidelity Series International Small Cap Fund (a)	2,727,540	56,514,629
Fidelity Series International Value Fund (a)	16,470,549	178,705,461
Fidelity Series Overseas Fund (a)	14,198,213	179,039,468
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $769,323,324)		1,091,561,105

Bond Funds - 16.7%
Fidelity Series Emerging Markets Debt Fund (a)	1,754,652	15,932,237
Fidelity Series Emerging Markets Debt Local Currency Fund (a)	509,105	5,101,229
Fidelity Series Floating Rate High Income Fund (a)	337,617	3,102,700
Fidelity Series High Income Fund (a)	1,951,833	18,308,195
Fidelity Series Inflation-Protected Bond Index Fund (a)	5,532,142	59,415,206
Fidelity Series International Credit Fund (a)	140,882	1,406,003
Fidelity Series Investment Grade Bond Fund (a)	26,220,787	302,325,677
Fidelity Series Long-Term Treasury Bond Index Fund (a)	10,217,247	80,716,253
Fidelity Series Real Estate Income Fund (a)	1,023,472	11,309,368
TOTAL BOND FUNDS
(Cost $505,388,029)		497,616,868

Short-Term Funds - 0.9%
Fidelity Cash Central Fund 0.06% (b)	2,227,147	2,227,592
Fidelity Series Government Money Market Fund 0.08% (a)(c)	19,621,289	19,621,289
Fidelity Series Short-Term Credit Fund (a)	406,385	4,132,933
TOTAL SHORT-TERM FUNDS
(Cost $25,856,997)		25,981,814
TOTAL INVESTMENT IN SECURITIES - 100.1%
(Cost $2,249,453,878)		2,976,127,927
NET OTHER ASSETS (LIABILITIES) - (0.1)%		(2,123,579)
NET ASSETS - 100%		$2,974,004,348

Legend

 (a) Affiliated Fund

 (b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

 (c) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$4,905
Total	$4,905

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable.

Affiliated Underlying Funds

Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds, excluding any Money Market Central Funds, is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur.

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Fidelity Advisor Series Equity Growth Fund	$114,522,055	$51,298,551	$44,566,203	$32,648,608	$11,073,427	$31,667,396	$163,995,226
Fidelity Advisor Series Growth Opportunities Fund	73,638,931	40,700,291	41,397,895	27,263,859	8,806,012	32,297,248	114,044,587
Fidelity Advisor Series Small Cap Fund	47,751,941	7,831,367	19,169,117	2,358,513	2,969,913	34,816,112	74,200,216
Fidelity Series All-Sector Equity Fund	49,590,654	12,588,187	15,870,445	7,854,093	316,438	23,494,858	70,119,692
Fidelity Series Canada Fund	37,024,368	12,598,566	8,330,882	1,213,928	(178,455)	22,567,943	63,681,540
Fidelity Series Commodity Strategy Fund	68,352,483	20,304,599	25,876,872	300,275	(6,299,181)	25,430,829	81,911,858
Fidelity Series Emerging Markets Debt Fund	12,981,935	2,777,923	1,451,012	721,893	(19,001)	1,642,392	15,932,237
Fidelity Series Emerging Markets Debt Local Currency Fund	--	5,317,011	155,039	74,159	(497)	(60,246)	5,101,229
Fidelity Series Emerging Markets Fund	22,484,870	10,473,641	6,816,891	576,568	425,435	16,695,740	43,262,795
Fidelity Series Emerging Markets Opportunities Fund	211,577,730	85,026,815	58,568,706	11,137,913	4,241,072	149,338,582	391,615,493
Fidelity Series Floating Rate High Income Fund	2,531,893	557,263	345,170	122,616	(20,290)	379,004	3,102,700
Fidelity Series Government Money Market Fund 0.08%	61,123,470	35,222,584	76,724,765	62,856	--	--	19,621,289
Fidelity Series High Income Fund	15,619,822	2,289,787	1,758,495	958,131	(20,172)	2,177,253	18,308,195
Fidelity Series Inflation-Protected Bond Index Fund	43,283,139	21,216,413	8,028,216	715,650	34,027	2,909,843	59,415,206
Fidelity Series International Credit Fund	1,255,935	96,563	--	96,563	--	53,505	1,406,003
Fidelity Series International Growth Fund	159,525,947	42,682,992	58,880,229	24,786,459	14,172,120	21,240,889	178,741,719
Fidelity Series International Small Cap Fund	37,872,465	2,707,312	4,489,877	447,546	472,551	19,952,178	56,514,629
Fidelity Series International Value Fund	141,256,185	17,807,381	49,113,098	4,837,742	(2,073,026)	70,828,019	178,705,461
Fidelity Series Investment Grade Bond Fund	170,446,727	171,448,208	35,094,157	13,887,085	(394,109)	(4,080,992)	302,325,677
Fidelity Series Large Cap Stock Fund	182,782,284	32,272,401	57,293,616	13,193,382	3,198,441	95,148,737	256,108,247
Fidelity Series Large Cap Value Index Fund	19,088,826	3,594,501	5,386,256	577,650	785,904	9,558,041	27,641,016
Fidelity Series Long-Term Treasury Bond Index Fund	49,540,814	57,899,815	7,839,249	6,949,697	92,656	(18,977,783)	80,716,253
Fidelity Series Opportunistic Insights Fund	107,095,088	43,759,653	35,267,702	21,144,461	6,758,589	29,703,396	152,049,024
Fidelity Series Overseas Fund	131,293,945	17,738,162	29,259,702	1,945,955	(347,432)	59,614,495	179,039,468
Fidelity Series Real Estate Income Fund	8,460,420	1,692,323	1,510,300	622,684	(88,477)	2,755,402	11,309,368
Fidelity Series Short-Term Credit Fund	3,966,069	2,253,681	2,195,396	96,989	(7,864)	116,443	4,132,933
Fidelity Series Small Cap Opportunities Fund	60,434,430	9,709,467	22,673,494	1,856,286	3,441,682	40,681,649	91,593,734
Fidelity Series Stock Selector Large Cap Value Fund	112,755,143	18,124,508	35,317,289	3,494,228	513,173	66,120,991	162,196,526
Fidelity Series Value Discovery Fund	116,977,516	15,863,613	36,086,247	3,481,514	2,394,864	66,888,271	166,038,017
	$2,063,235,085	$745,853,578	$689,466,320	$183,427,303	$50,247,800	$802,960,195	$2,972,830,338

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of March 31, 2021, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Other Short-Term Investments and Net Other Assets	$1,069,997	$--	$1,069,997	$--
Domestic Equity Funds	1,359,898,143	1,359,898,143	--	--
International Equity Funds	1,091,561,105	1,091,561,105	--	--
Bond Funds	497,616,868	497,616,868	--	--
Short-Term Funds	25,981,814	25,981,814	--	--
Total Investments in Securities:	$2,976,127,927	$2,975,057,930	$1,069,997	$--

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor Freedom® 2035 Fund

Financial Statements

Statement of Assets and Liabilities

		March 31, 2021
Assets
Investment in securities, at value — See accompanying schedule: Unaffiliated issuers (cost $1,069,990)	$1,069,997
Fidelity Central Funds (cost $2,227,546)	2,227,592
Other affiliated issuers (cost $2,246,156,342)	2,972,830,338
Total Investment in Securities (cost $2,249,453,878)		$2,976,127,927
Cash		26,527
Receivable for investments sold		37,507,671
Receivable for fund shares sold		2,789,190
Distributions receivable from Fidelity Central Funds		118
Receivable for daily variation margin on futures contracts		47,120
Total assets		3,016,498,553
Liabilities
Payable for investments purchased	$37,543,094
Payable for fund shares redeemed	2,754,003
Accrued management fee	1,742,650
Distribution and service plan fees payable	454,458
Total liabilities		42,494,205
Net Assets		$2,974,004,348
Net Assets consist of:
Paid in capital		$2,125,294,142
Total accumulated earnings (loss)		848,710,206
Net Assets		$2,974,004,348
Net Asset Value and Maximum Offering Price
Class A:
Net Asset Value and redemption price per share ($1,122,730,361 ÷ 70,102,923 shares)(a)		$16.02
Maximum offering price per share (100/94.25 of $16.02)		$17.00
Class M:
Net Asset Value and redemption price per share ($425,013,176 ÷ 26,897,063 shares)(a)		$15.80
Maximum offering price per share (100/96.50 of $15.80)		$16.37
Class C:
Net Asset Value and offering price per share ($53,191,762 ÷ 3,450,573 shares)(a)		$15.42
Class I:
Net Asset Value, offering price and redemption price per share ($1,169,460,945 ÷ 72,319,592 shares)		$16.17
Class Z:
Net Asset Value, offering price and redemption price per share ($53,381,034 ÷ 3,327,981 shares)		$16.04
Class Z6:
Net Asset Value, offering price and redemption price per share ($150,227,070 ÷ 9,307,181 shares)		$16.14

 (a) Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Year ended March 31, 2021
Investment Income
Dividends:
Affiliated issuers		$43,377,968
Interest		5,205
Income from Fidelity Central Funds		4,905
Total income		43,388,078
Expenses
Management fee	$18,516,061
Distribution and service plan fees	4,938,262
Independent trustees' fees and expenses	7,395
Total expenses before reductions	23,461,718
Expense reductions	(133)
Total expenses after reductions		23,461,585
Net investment income (loss)		19,926,493
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	123
Fidelity Central Funds	(543)
Other affiliated issuers	50,249,895
Futures contracts	(2,422,375)
Capital gain distributions from underlying funds:
Affiliated issuers	140,049,335
Total net realized gain (loss)		187,876,435
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers	(2,552)
Fidelity Central Funds	(270)
Other affiliated issuers	802,960,195
Total change in net unrealized appreciation (depreciation)		802,957,373
Net gain (loss)		990,833,808
Net increase (decrease) in net assets resulting from operations		$1,010,760,301

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Year ended March 31, 2021	Year ended March 31, 2020
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$19,926,493	$31,975,045
Net realized gain (loss)	187,876,435	132,014,511
Change in net unrealized appreciation (depreciation)	802,957,373	(370,503,771)
Net increase (decrease) in net assets resulting from operations	1,010,760,301	(206,514,215)
Distributions to shareholders	(169,240,316)	(182,189,273)
Share transactions - net increase (decrease)	59,160,333	69,691,167
Total increase (decrease) in net assets	900,680,318	(319,012,321)
Net Assets
Beginning of period	2,073,324,030	2,392,336,351
End of period	$2,974,004,348	$2,073,324,030

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Advisor Freedom 2035 Fund Class A

Years ended March 31,	2021	2020	2019	2018	2017
Selected Per–Share Data
Net asset value, beginning of period	$11.46	$13.58	$14.65	$13.61	$12.37
Income from Investment Operations
Net investment income (loss)A	.10	.17	.20	.12	.16
Net realized and unrealized gain (loss)	5.39	(1.28)	.16	1.67	1.68
Total from investment operations	5.49	(1.11)	.36	1.79	1.84
Distributions from net investment income	(.12)	(.17)	(.22)	(.14)	(.16)
Distributions from net realized gain	(.81)	(.85)	(1.22)	(.61)	(.44)
Total distributions	(.93)	(1.01)B	(1.43)B	(.75)	(.60)
Net asset value, end of period	$16.02	$11.46	$13.58	$14.65	$13.61
Total ReturnC,D	49.73%	(9.15)%	3.19%	13.26%	15.51%
Ratios to Average Net AssetsE,F
Expenses before reductions	.97%	.98%	.99%	.87%	.25%
Expenses net of fee waivers, if any	.97%	.98%	.99%	.87%	.25%
Expenses net of all reductions	.97%	.98%	.99%	.87%	.25%
Net investment income (loss)	.69%	1.23%	1.40%	.80%	1.22%
Supplemental Data
Net assets, end of period (000 omitted)	$1,122,730	$824,792	$1,026,416	$1,082,982	$1,117,175
Portfolio turnover rateG	27%	33%	23%	23%	18%

 A Calculated based on average shares outstanding during the period.

 B Total distributions per share do not sum due to rounding.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Total returns do not include the effect of the sales charges.

 E Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 G Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor Freedom 2035 Fund Class M

Years ended March 31,	2021	2020	2019	2018	2017
Selected Per–Share Data
Net asset value, beginning of period	$11.33	$13.44	$14.53	$13.51	$12.29
Income from Investment Operations
Net investment income (loss)A	.06	.13	.16	.08	.12
Net realized and unrealized gain (loss)	5.31	(1.26)	.16	1.66	1.68
Total from investment operations	5.37	(1.13)	.32	1.74	1.80
Distributions from net investment income	(.09)	(.14)	(.19)	(.12)	(.14)
Distributions from net realized gain	(.81)	(.84)	(1.22)	(.60)	(.44)
Total distributions	(.90)	(.98)	(1.41)	(.72)	(.58)
Net asset value, end of period	$15.80	$11.33	$13.44	$14.53	$13.51
Total ReturnB,C	49.26%	(9.36)%	2.89%	12.98%	15.24%
Ratios to Average Net AssetsD,E
Expenses before reductions	1.22%	1.23%	1.24%	1.13%	.50%
Expenses net of fee waivers, if any	1.22%	1.23%	1.24%	1.13%	.50%
Expenses net of all reductions	1.22%	1.23%	1.24%	1.13%	.50%
Net investment income (loss)	.44%	.98%	1.15%	.55%	.97%
Supplemental Data
Net assets, end of period (000 omitted)	$425,013	$310,544	$366,074	$364,455	$336,939
Portfolio turnover rateF	27%	33%	23%	23%	18%

 A Calculated based on average shares outstanding during the period.

 B Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 C Total returns do not include the effect of the sales charges.

 D Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 F Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor Freedom 2035 Fund Class C

Years ended March 31,	2021	2020	2019	2018	2017
Selected Per–Share Data
Net asset value, beginning of period	$11.09	$13.20	$14.29	$13.32	$12.14
Income from Investment Operations
Net investment income (loss)A	(.01)	.06	.09	.01	.06
Net realized and unrealized gain (loss)	5.20	(1.23)	.17	1.62	1.65
Total from investment operations	5.19	(1.17)	.26	1.63	1.71
Distributions from net investment income	(.05)	(.10)	(.13)	(.07)	(.09)
Distributions from net realized gain	(.81)	(.84)	(1.22)	(.60)	(.44)
Total distributions	(.86)	(.94)	(1.35)	(.66)B	(.53)
Net asset value, end of period	$15.42	$11.09	$13.20	$14.29	$13.32
Total ReturnC,D	48.61%	(9.84)%	2.39%	12.40%	14.69%
Ratios to Average Net AssetsE,F
Expenses before reductions	1.72%	1.73%	1.73%G	1.63%	1.00%
Expenses net of fee waivers, if any	1.72%	1.73%	1.73%G	1.63%	1.00%
Expenses net of all reductions	1.72%	1.73%	1.73%G	1.63%	1.00%
Net investment income (loss)	(.06)%	.48%	.65%	.05%	.47%
Supplemental Data
Net assets, end of period (000 omitted)	$53,192	$37,642	$44,302	$65,519	$61,581
Portfolio turnover rateH	27%	33%	23%	23%	18%

 A Calculated based on average shares outstanding during the period.

 B Total distributions per share do not sum due to rounding.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Total returns do not include the effect of the contingent deferred sales charge.

 E Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 G On certain classes, the size and fluctuation of net assets and expense amounts may cause ratios to differ from contractual rates.

 H Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor Freedom 2035 Fund Class I

Years ended March 31,	2021	2020	2019	2018	2017
Selected Per–Share Data
Net asset value, beginning of period	$11.56	$13.69	$14.75	$13.71	$12.45
Income from Investment Operations
Net investment income (loss)A	.13	.20	.23	.15	.19
Net realized and unrealized gain (loss)	5.44	(1.28)	.17	1.68	1.70
Total from investment operations	5.57	(1.08)	.40	1.83	1.89
Distributions from net investment income	(.14)	(.20)	(.25)	(.17)	(.19)
Distributions from net realized gain	(.81)	(.85)	(1.22)	(.62)	(.44)
Total distributions	(.96)B	(1.05)	(1.46)B	(.79)	(.63)
Net asset value, end of period	$16.17	$11.56	$13.69	$14.75	$13.71
Total ReturnC	49.99%	(8.91)%	3.47%	13.50%	15.79%
Ratios to Average Net AssetsD,E
Expenses before reductions	.72%	.73%	.74%	.64%	- %F
Expenses net of fee waivers, if any	.72%	.73%	.74%	.64%	-%
Expenses net of all reductions	.72%	.73%	.74%	.64%	-%
Net investment income (loss)	.94%	1.48%	1.65%	1.04%	1.47%
Supplemental Data
Net assets, end of period (000 omitted)	$1,169,461	$808,586	$907,369	$867,707	$689,261
Portfolio turnover rateG	27%	33%	23%	23%	18%

 A Calculated based on average shares outstanding during the period.

 B Total distributions per share do not sum due to rounding.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 F Amount represents less than .005%.

 G Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor Freedom 2035 Fund Class Z

Years ended March 31,	2021	2020	2019 A
Selected Per–Share Data
Net asset value, beginning of period	$11.47	$13.63	$14.78
Income from Investment Operations
Net investment income (loss)B	.15	.21	.07
Net realized and unrealized gain (loss)	5.39	(1.27)	(.32)
Total from investment operations	5.54	(1.06)	(.25)
Distributions from net investment income	(.16)	(.22)	(.31)
Distributions from net realized gain	(.81)	(.88)	(.59)
Total distributions	(.97)	(1.10)	(.90)
Net asset value, end of period	$16.04	$11.47	$13.63
Total ReturnC,D	50.19%	(8.87)%	(.96)%
Ratios to Average Net AssetsE,F
Expenses before reductions	.62%	.63%	.63%G,H
Expenses net of fee waivers, if any	.62%	.63%	.63%G,H
Expenses net of all reductions	.62%	.63%	.63%G,H
Net investment income (loss)	1.04%	1.58%	1.01%G
Supplemental Data
Net assets, end of period (000 omitted)	$53,381	$27,968	$2,821
Portfolio turnover rateI	27%	33%	23%

 A For the period October 2, 2018 (commencement of sale of shares) to March 31, 2019.

 B Calculated based on average shares outstanding during the period.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 G Annualized

 H On certain classes, the size and fluctuation of net assets and expense amounts may cause ratios to differ from contractual rates.

 I Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor Freedom 2035 Fund Class Z6

Years ended March 31,	2021	2020	2019	2018 A
Selected Per–Share Data
Net asset value, beginning of period	$11.53	$13.67	$14.75	$14.07
Income from Investment Operations
Net investment income (loss)B	.17	.23	.26	.12
Net realized and unrealized gain (loss)	5.43	(1.28)	.16	1.15
Total from investment operations	5.60	(1.05)	.42	1.27
Distributions from net investment income	(.17)	(.23)	(.29)	(.22)
Distributions from net realized gain	(.81)	(.86)	(1.22)	(.38)
Total distributions	(.99)C	(1.09)	(1.50)C	(.59)C
Net asset value, end of period	$16.14	$11.53	$13.67	$14.75
Total ReturnD,E	50.43%	(8.74)%	3.65%	9.03%
Ratios to Average Net AssetsF,G
Expenses before reductions	.48%	.49%	.49%	.51%H,I
Expenses net of fee waivers, if any	.48%	.49%	.49%	.51%H,I
Expenses net of all reductions	.48%	.49%	.49%	.51%H,I
Net investment income (loss)	1.18%	1.73%	1.90%	.97%H
Supplemental Data
Net assets, end of period (000 omitted)	$150,227	$63,792	$45,355	$15,784
Portfolio turnover rateJ	27%	33%	23%	23%

 A For the period June 6, 2017 (commencement of sale of shares) to March 31, 2018.

 B Calculated based on average shares outstanding during the period.

 C Total distributions per share do not sum due to rounding.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 H Annualized

 I On certain classes, the size and fluctuation of net assets and expense amounts may cause ratios to differ from contractual rates.

 J Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor Freedom® 2040 Fund

Investment Summary (Unaudited)

The information in the following tables is based on the direct investments of the Fund.

Top Holdings as of March 31, 2021

% of fund's net assets
Fidelity Series Emerging Markets Opportunities Fund	14.3
Fidelity Series Large Cap Stock Fund	9.8
Fidelity Series Overseas Fund	6.8
Fidelity Series International Growth Fund	6.8
Fidelity Series International Value Fund	6.8
Fidelity Series Value Discovery Fund	6.4
Fidelity Advisor Series Equity Growth Fund	6.3
Fidelity Series Stock Selector Large Cap Value Fund	6.2
Fidelity Series Opportunistic Insights Fund	5.8
Fidelity Advisor Series Growth Opportunities Fund	4.4
73.6

Asset Allocation (% of fund's net assets)

Period end
Domestic Equity Funds	51.8%
International Equity Funds	40.8%
Bond Funds	6.6%
Short-Term Funds	0.9%
Net Other Assets (Liabilities)*	(0.1)%

 * Net Other Assets (Liabilities) are not included in the pie chart

Domestic Equity Funds category includes Fidelity Series Commodity Strategy Fund which invests in commodity-related investments.

Fidelity Advisor Freedom® 2040 Fund

Schedule of Investments March 31, 2021

Showing Percentage of Net Assets

U.S. Treasury Obligations - 0.0%
	Principal Amount	Value
U.S. Treasury Bills, yield at date of purchase 0.02% to 0.08% 4/1/21 to 6/17/21
(Cost $1,039,988)	1,040,000	1,039,992
	Shares	Value

Domestic Equity Funds - 51.8%
Fidelity Advisor Series Equity Growth Fund (a)	10,172,899	$169,378,765
Fidelity Advisor Series Growth Opportunities Fund (a)	6,981,992	117,786,198
Fidelity Advisor Series Small Cap Fund (a)	5,022,042	76,636,365
Fidelity Series All-Sector Equity Fund (a)	6,174,089	72,422,063
Fidelity Series Commodity Strategy Fund (a)	15,149,872	74,234,374
Fidelity Series Large Cap Stock Fund (a)	14,337,593	264,528,590
Fidelity Series Large Cap Value Index Fund (a)	1,943,503	28,550,060
Fidelity Series Opportunistic Insights Fund (a)	7,724,632	157,041,766
Fidelity Series Small Cap Opportunities Fund (a)	5,338,115	94,591,406
Fidelity Series Stock Selector Large Cap Value Fund (a)	11,740,148	167,531,918
Fidelity Series Value Discovery Fund (a)	10,772,519	171,498,496
TOTAL DOMESTIC EQUITY FUNDS
(Cost $983,661,697)		1,394,200,001

International Equity Funds - 40.8%
Fidelity Series Canada Fund (a)	5,095,737	65,072,557
Fidelity Series Emerging Markets Fund (a)	3,640,319	42,555,333
Fidelity Series Emerging Markets Opportunities Fund (a)	14,980,261	384,393,494
Fidelity Series International Growth Fund (a)	10,164,267	182,346,956
Fidelity Series International Small Cap Fund (a)	2,761,609	57,220,529
Fidelity Series International Value Fund (a)	16,798,643	182,265,277
Fidelity Series Overseas Fund (a)	14,484,478	182,649,273
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $779,630,747)		1,096,503,419

Bond Funds - 6.6%
Fidelity Series Emerging Markets Debt Fund (a)	1,595,350	14,485,779
Fidelity Series Emerging Markets Debt Local Currency Fund (a)	467,960	4,688,955
Fidelity Series Floating Rate High Income Fund (a)	303,761	2,791,561
Fidelity Series High Income Fund (a)	1,771,230	16,614,138
Fidelity Series Inflation-Protected Bond Index Fund (a)	4,963,387	53,306,779
Fidelity Series International Credit Fund(a)	128,308	1,280,514
Fidelity Series Investment Grade Bond Fund (a)	103,620	1,194,742
Fidelity Series Long-Term Treasury Bond Index Fund (a)	9,260,578	73,158,566
Fidelity Series Real Estate Income Fund (a)	925,723	10,229,243
TOTAL BOND FUNDS
(Cost $184,548,563)		177,750,277

Short-Term Funds - 0.9%
Fidelity Cash Central Fund 0.06% (b)	1,121,532	1,121,756
Fidelity Series Government Money Market Fund 0.08% (a)(c)	17,747,351	17,747,351
Fidelity Series Short-Term Credit Fund (a)	367,575	3,738,236
TOTAL SHORT-TERM FUNDS
(Cost $22,523,269)		22,607,343
TOTAL INVESTMENT IN SECURITIES - 100.1%
(Cost $1,971,404,264)		2,692,101,032
NET OTHER ASSETS (LIABILITIES) - (0.1)%		(1,987,903)
NET ASSETS - 100%		$2,690,113,129

Legend

 (a) Affiliated Fund

 (b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

 (c) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$5,270
Total	$5,270

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable.

Affiliated Underlying Funds

Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds, excluding any Money Market Central Funds, is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur.

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Fidelity Advisor Series Equity Growth Fund	$111,787,301	$55,050,695	$39,219,959	$32,848,051	$9,429,268	$32,331,460	$169,378,765
Fidelity Advisor Series Growth Opportunities Fund	72,165,135	43,623,896	38,051,903	27,652,210	7,512,761	32,536,309	117,786,198
Fidelity Advisor Series Small Cap Fund	47,411,627	8,616,771	17,490,281	2,406,050	2,504,958	35,593,290	76,636,365
Fidelity Series All-Sector Equity Fund	49,019,389	12,370,527	12,696,232	7,959,900	272,851	23,455,528	72,422,063
Fidelity Series Canada Fund	36,517,491	12,532,118	6,330,729	1,219,428	(167,309)	22,520,986	65,072,557
Fidelity Series Commodity Strategy Fund	61,144,816	18,583,639	22,544,491	269,171	(4,994,063)	22,044,473	74,234,374
Fidelity Series Emerging Markets Debt Fund	11,524,764	3,080,773	1,546,727	639,772	(45,674)	1,472,643	14,485,779
Fidelity Series Emerging Markets Debt Local Currency Fund	--	4,922,385	167,962	66,548	(51)	(65,417)	4,688,955
Fidelity Series Emerging Markets Fund	21,546,915	10,364,660	5,712,946	559,271	309,905	16,046,799	42,555,333
Fidelity Series Emerging Markets Opportunities Fund	201,828,268	82,472,945	47,041,618	10,805,948	3,505,476	143,628,423	384,393,494
Fidelity Series Floating Rate High Income Fund	2,276,439	564,628	370,345	109,493	(25,054)	345,893	2,791,561
Fidelity Series Government Money Market Fund 0.08%	54,976,567	32,962,155	70,191,371	57,320	--	--	17,747,351
Fidelity Series High Income Fund	14,099,100	2,447,001	1,873,522	859,417	(14,276)	1,955,835	16,614,138
Fidelity Series Inflation-Protected Bond Index Fund	39,223,353	19,672,625	8,212,587	643,102	29,277	2,594,111	53,306,779
Fidelity Series International Credit Fund	1,143,840	87,945	--	87,945	--	48,729	1,280,514
Fidelity Series International Growth Fund	153,159,489	46,847,759	52,172,605	24,898,626	12,016,905	22,495,408	182,346,956
Fidelity Series International Small Cap Fund	36,561,752	5,363,424	4,789,369	444,873	352,582	19,732,140	57,220,529
Fidelity Series International Value Fund	136,792,247	17,362,307	40,053,276	4,939,169	(1,453,535)	69,617,534	182,265,277
Fidelity Series Investment Grade Bond Fund	--	1,273,548	43,716	8,733	(175)	(34,915)	1,194,742
Fidelity Series Large Cap Stock Fund	181,421,377	39,375,834	55,041,044	13,150,978	2,033,721	96,738,702	264,528,590
Fidelity Series Large Cap Value Index Fund	18,950,160	3,961,663	4,774,111	580,349	494,339	9,918,009	28,550,060
Fidelity Series Long-Term Treasury Bond Index Fund	44,773,408	54,203,243	8,818,927	6,235,953	307,365	(17,306,523)	73,158,566
Fidelity Series Opportunistic Insights Fund	105,708,070	49,247,711	33,859,025	21,359,088	5,424,683	30,520,327	157,041,766
Fidelity Series Overseas Fund	128,171,335	22,169,510	26,329,748	1,929,203	(178,229)	58,816,405	182,649,273
Fidelity Series Real Estate Income Fund	7,628,885	1,693,220	1,493,309	556,155	(67,434)	2,467,881	10,229,243
Fidelity Series Short-Term Credit Fund	3,614,913	1,999,307	1,976,202	89,133	(6,371)	106,589	3,738,236
Fidelity Series Small Cap Opportunities Fund	59,995,194	11,097,694	20,990,776	1,883,576	2,401,479	42,087,815	94,591,406
Fidelity Series Stock Selector Large Cap Value Fund	111,931,839	20,924,577	32,452,390	3,571,365	345,389	66,782,503	167,531,918
Fidelity Series Value Discovery Fund	115,753,339	18,343,818	32,096,371	3,557,860	1,940,044	67,557,666	171,498,496
	$1,829,127,013	$601,216,378	$586,341,542	$169,388,687	$41,928,832	$804,008,603	$2,689,939,284

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of March 31, 2021, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Other Short-Term Investments and Net Other Assets	$1,039,992	$--	$1,039,992	$--
Domestic Equity Funds	1,394,200,001	1,394,200,001	--	--
International Equity Funds	1,096,503,419	1,096,503,419	--	--
Bond Funds	177,750,277	177,750,277	--	--
Short-Term Funds	22,607,343	22,607,343	--	--
Total Investments in Securities:	$2,692,101,032	$2,691,061,040	$1,039,992	$--

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor Freedom® 2040 Fund

Financial Statements

Statement of Assets and Liabilities

		March 31, 2021
Assets
Investment in securities, at value — See accompanying schedule: Unaffiliated issuers (cost $1,039,988)	$1,039,992
Fidelity Central Funds (cost $1,121,749)	1,121,756
Other affiliated issuers (cost $1,969,242,527)	2,689,939,284
Total Investment in Securities (cost $1,971,404,264)		$2,692,101,032
Cash		30,199
Receivable for investments sold		32,798,344
Receivable for fund shares sold		2,523,767
Distributions receivable from Fidelity Central Funds		66
Receivable for daily variation margin on futures contracts		36,343
Total assets		2,727,489,751
Liabilities
Payable for investments purchased	$31,350,292
Payable for fund shares redeemed	3,971,772
Accrued management fee	1,631,385
Distribution and service plan fees payable	423,173
Total liabilities		37,376,622
Net Assets		$2,690,113,129
Net Assets consist of:
Paid in capital		$1,853,108,608
Total accumulated earnings (loss)		837,004,521
Net Assets		$2,690,113,129
Net Asset Value and Maximum Offering Price
Class A:
Net Asset Value and redemption price per share ($1,000,757,253 ÷ 57,060,743 shares)(a)		$17.54
Maximum offering price per share (100/94.25 of $17.54)		$18.61
Class M:
Net Asset Value and redemption price per share ($402,667,081 ÷ 23,145,251 shares)(a)		$17.40
Maximum offering price per share (100/96.50 of $17.40)		$18.03
Class C:
Net Asset Value and offering price per share ($56,710,267 ÷ 3,352,686 shares)(a)		$16.91
Class I:
Net Asset Value, offering price and redemption price per share ($1,045,866,400 ÷ 59,124,704 shares)		$17.69
Class Z:
Net Asset Value, offering price and redemption price per share ($43,821,503 ÷ 2,498,011 shares)		$17.54
Class Z6:
Net Asset Value, offering price and redemption price per share ($140,290,625 ÷ 7,951,791 shares)		$17.64

 (a) Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Year ended March 31, 2021
Investment Income
Dividends:
Affiliated issuers		$37,720,876
Interest		4,629
Income from Fidelity Central Funds		5,270
Total income		37,730,775
Expenses
Management fee	$17,210,058
Distribution and service plan fees	4,567,014
Independent trustees' fees and expenses	6,620
Total expenses before reductions	21,783,692
Expense reductions	(135)
Total expenses after reductions		21,783,557
Net investment income (loss)		15,947,218
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(222)
Fidelity Central Funds	(561)
Other affiliated issuers	42,095,932
Futures contracts	(1,703,658)
Capital gain distributions from underlying funds:
Affiliated issuers	131,667,811
Total net realized gain (loss)		172,059,302
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers	(2,237)
Fidelity Central Funds	(244)
Other affiliated issuers	804,008,603
Futures contracts	(189,510)
Total change in net unrealized appreciation (depreciation)		803,816,612
Net gain (loss)		975,875,914
Net increase (decrease) in net assets resulting from operations		$991,823,132

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Year ended March 31, 2021	Year ended March 31, 2020
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$15,947,218	$27,110,497
Net realized gain (loss)	172,059,302	113,009,419
Change in net unrealized appreciation (depreciation)	803,816,612	(355,921,145)
Net increase (decrease) in net assets resulting from operations	991,823,132	(215,801,229)
Distributions to shareholders	(147,549,653)	(160,006,087)
Share transactions - net increase (decrease)	6,639,596	41,090,450
Total increase (decrease) in net assets	850,913,075	(334,716,866)
Net Assets
Beginning of period	1,839,200,054	2,173,916,920
End of period	$2,690,113,129	$1,839,200,054

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Advisor Freedom 2040 Fund Class A

Years ended March 31,	2021	2020	2019	2018	2017
Selected Per–Share Data
Net asset value, beginning of period	$12.08	$14.52	$15.69	$14.57	$13.25
Income from Investment Operations
Net investment income (loss)A	.09	.17	.21	.12	.17
Net realized and unrealized gain (loss)	6.34	(1.55)	.15	1.81	1.80
Total from investment operations	6.43	(1.38)	.36	1.93	1.97
Distributions from net investment income	(.11)	(.17)	(.23)	(.15)	(.17)
Distributions from net realized gain	(.85)	(.88)	(1.31)	(.66)	(.48)
Total distributions	(.97)B	(1.06)B	(1.53)B	(.81)	(.65)
Net asset value, end of period	$17.54	$12.08	$14.52	$15.69	$14.57
Total ReturnC,D	55.32%	(10.59)%	3.04%	13.42%	15.53%
Ratios to Average Net AssetsE,F
Expenses before reductions	1.00%	1.00%	.99%G	.87%	.25%
Expenses net of fee waivers, if any	1.00%	1.00%	.99%G	.87%	.25%
Expenses net of all reductions	1.00%	1.00%	.99%G	.87%	.25%
Net investment income (loss)	.61%	1.17%	1.37%	.78%	1.22%
Supplemental Data
Net assets, end of period (000 omitted)	$1,000,757	$729,343	$916,426	$948,970	$965,401
Portfolio turnover rateH	25%	31%	21%	23%	18%

 A Calculated based on average shares outstanding during the period.

 B Total distributions per share do not sum due to rounding.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Total returns do not include the effect of the sales charges.

 E Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 G On certain classes, the size and fluctuation of net assets and expense amounts may cause ratios to differ from contractual rates.

 H Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor Freedom 2040 Fund Class M

Years ended March 31,	2021	2020	2019	2018	2017
Selected Per–Share Data
Net asset value, beginning of period	$12.00	$14.44	$15.62	$14.52	$13.21
Income from Investment Operations
Net investment income (loss)A	.05	.13	.17	.08	.13
Net realized and unrealized gain (loss)	6.29	(1.55)	.16	1.80	1.81
Total from investment operations	6.34	(1.42)	.33	1.88	1.94
Distributions from net investment income	(.09)	(.15)	(.20)	(.12)	(.15)
Distributions from net realized gain	(.85)	(.88)	(1.31)	(.66)	(.48)
Total distributions	(.94)	(1.02)B	(1.51)	(.78)	(.63)
Net asset value, end of period	$17.40	$12.00	$14.44	$15.62	$14.52
Total ReturnC,D	54.96%	(10.84)%	2.82%	13.11%	15.26%
Ratios to Average Net AssetsE,F
Expenses before reductions	1.25%	1.25%	1.25%	1.13%	.50%
Expenses net of fee waivers, if any	1.25%	1.25%	1.25%	1.13%	.50%
Expenses net of all reductions	1.25%	1.25%	1.25%	1.13%	.50%
Net investment income (loss)	.36%	.92%	1.12%	.53%	.97%
Supplemental Data
Net assets, end of period (000 omitted)	$402,667	$286,126	$356,107	$343,164	$324,990
Portfolio turnover rateG	25%	31%	21%	23%	18%

 A Calculated based on average shares outstanding during the period.

 B Total distributions per share do not sum due to rounding.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Total returns do not include the effect of the sales charges.

 E Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 G Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor Freedom 2040 Fund Class C

Years ended March 31,	2021	2020	2019	2018	2017
Selected Per–Share Data
Net asset value, beginning of period	$11.71	$14.14	$15.32	$14.28	$13.02
Income from Investment Operations
Net investment income (loss)A	(.02)	.06	.09	–B	.06
Net realized and unrealized gain (loss)	6.11	(1.52)	.18	1.77	1.78
Total from investment operations	6.09	(1.46)	.27	1.77	1.84
Distributions from net investment income	(.04)	(.09)	(.14)	(.07)	(.10)
Distributions from net realized gain	(.85)	(.88)	(1.31)	(.66)	(.48)
Total distributions	(.89)	(.97)	(1.45)	(.73)	(.58)
Net asset value, end of period	$16.91	$11.71	$14.14	$15.32	$14.28
Total ReturnC,D	54.12%	(11.31)%	2.37%	12.52%	14.70%
Ratios to Average Net AssetsE,F
Expenses before reductions	1.75%	1.75%	1.74%G	1.63%	1.00%
Expenses net of fee waivers, if any	1.75%	1.75%	1.74%G	1.63%	1.00%
Expenses net of all reductions	1.75%	1.75%	1.74%G	1.63%	1.00%
Net investment income (loss)	(.14)%	.42%	.62%	.03%	.48%
Supplemental Data
Net assets, end of period (000 omitted)	$56,710	$41,153	$53,715	$84,365	$79,480
Portfolio turnover rateH	25%	31%	21%	23%	18%

 A Calculated based on average shares outstanding during the period.

 B Amount represents less than $.005 per share.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Total returns do not include the effect of the contingent deferred sales charge.

 E Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 G On certain classes, the size and fluctuation of net assets and expense amounts may cause ratios to differ from contractual rates.

 H Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor Freedom 2040 Fund Class I

Years ended March 31,	2021	2020	2019	2018	2017
Selected Per–Share Data
Net asset value, beginning of period	$12.17	$14.62	$15.78	$14.65	$13.32
Income from Investment Operations
Net investment income (loss)A	.13	.21	.24	.16	.20
Net realized and unrealized gain (loss)	6.39	(1.57)	.16	1.83	1.82
Total from investment operations	6.52	(1.36)	.40	1.99	2.02
Distributions from net investment income	(.14)	(.20)	(.26)	(.19)	(.20)
Distributions from net realized gain	(.85)	(.89)	(1.31)	(.67)	(.49)
Total distributions	(1.00)B	(1.09)	(1.56)B	(.86)	(.69)
Net asset value, end of period	$17.69	$12.17	$14.62	$15.78	$14.65
Total ReturnC	55.69%	(10.35)%	3.31%	13.74%	15.82%
Ratios to Average Net AssetsD,E
Expenses before reductions	.75%	.75%	.75%	.63%	- %F
Expenses net of fee waivers, if any	.75%	.75%	.75%	.63%	-%
Expenses net of all reductions	.75%	.75%	.75%	.63%	-%
Net investment income (loss)	.86%	1.42%	1.62%	1.02%	1.47%
Supplemental Data
Net assets, end of period (000 omitted)	$1,045,866	$705,362	$805,102	$790,667	$649,934
Portfolio turnover rateG	25%	31%	21%	23%	18%

 A Calculated based on average shares outstanding during the period.

 B Total distributions per share do not sum due to rounding.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 F Amount represents less than .005%.

 G Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor Freedom 2040 Fund Class Z

Years ended March 31,	2021	2020	2019 A
Selected Per–Share Data
Net asset value, beginning of period	$12.08	$14.56	$15.85
Income from Investment Operations
Net investment income (loss)B	.15	.22	.36
Net realized and unrealized gain (loss)	6.33	(1.55)	(.69)
Total from investment operations	6.48	(1.33)	(.33)
Distributions from net investment income	(.17)	(.23)	(.33)
Distributions from net realized gain	(.85)	(.91)	(.63)
Total distributions	(1.02)	(1.15)C	(.96)
Net asset value, end of period	$17.54	$12.08	$14.56
Total ReturnD,E	55.80%	(10.31)%	(1.30)%
Ratios to Average Net AssetsF,G
Expenses before reductions	.64%	.65%H	.65%H,I
Expenses net of fee waivers, if any	.64%	.65%H	.65%H,I
Expenses net of all reductions	.64%	.65%H	.65%H,I
Net investment income (loss)	.97%	1.52%	5.06%
Supplemental Data
Net assets, end of period (000 omitted)	$43,822	$20,000	$1,501
Portfolio turnover rateJ	25%	31%	21%

 A For the period October 2, 2018 (commencement of sale of shares) to March 31, 2019.

 B Calculated based on average shares outstanding during the period.

 C Total distributions per share do not sum due to rounding.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 H On certain classes, the size and fluctuation of net assets and expense amounts may cause ratios to differ from contractual rates.

 I Annualized

 J Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor Freedom 2040 Fund Class Z6

Years ended March 31,	2021	2020	2019	2018 A
Selected Per–Share Data
Net asset value, beginning of period	$12.13	$14.60	$15.76	$15.04
Income from Investment Operations
Net investment income (loss)B	.17	.24	.28	.18
Net realized and unrealized gain (loss)	6.38	(1.57)	.17	1.20
Total from investment operations	6.55	(1.33)	.45	1.38
Distributions from net investment income	(.18)	(.24)	(.30)	(.23)
Distributions from net realized gain	(.85)	(.90)	(1.31)	(.42)
Total distributions	(1.04)C	(1.14)	(1.61)	(.66)C
Net asset value, end of period	$17.64	$12.13	$14.60	$15.76
Total ReturnD,E	56.14%	(10.24)%	3.64%	9.12%
Ratios to Average Net AssetsF,G
Expenses before reductions	.49%	.49%	.49%	.51%H,I
Expenses net of fee waivers, if any	.49%	.49%	.49%	.51%H,I
Expenses net of all reductions	.49%	.49%	.49%	.51%H,I
Net investment income (loss)	1.12%	1.67%	1.87%	1.39%H
Supplemental Data
Net assets, end of period (000 omitted)	$140,291	$57,216	$41,066	$11,861
Portfolio turnover rateJ	25%	31%	21%	23%

 A For the period June 6, 2017 (commencement of sale of shares) to March 31, 2018.

 B Calculated based on average shares outstanding during the period.

 C Total distributions per share do not sum due to rounding.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 H Annualized

 I On certain classes, the size and fluctuation of net assets and expense amounts may cause ratios to differ from contractual rates.

 J Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor Freedom® 2045 Fund

Investment Summary (Unaudited)

The information in the following tables is based on the direct investments of the Fund.

Top Holdings as of March 31, 2021

% of fund's net assets
Fidelity Series Emerging Markets Opportunities Fund	14.3
Fidelity Series Large Cap Stock Fund	9.8
Fidelity Series Overseas Fund	6.8
Fidelity Series International Growth Fund	6.8
Fidelity Series International Value Fund	6.8
Fidelity Series Value Discovery Fund	6.4
Fidelity Advisor Series Equity Growth Fund	6.3
Fidelity Series Stock Selector Large Cap Value Fund	6.2
Fidelity Series Opportunistic Insights Fund	5.8
Fidelity Advisor Series Growth Opportunities Fund	4.4
73.6

Asset Allocation (% of fund's net assets)

Period end
Domestic Equity Funds	51.8%
International Equity Funds	40.8%
Bond Funds	6.6%
Short-Term Funds	0.9%
Net Other Assets (Liabilities)*	(0.1)%

 * Net Other Assets (Liabilities) are not included in the pie chart

Domestic Equity Funds category includes Fidelity Series Commodity Strategy Fund which invests in commodity-related investments.

Fidelity Advisor Freedom® 2045 Fund

Schedule of Investments March 31, 2021

Showing Percentage of Net Assets

U.S. Treasury Obligations - 0.0%
	Principal Amount	Value
U.S. Treasury Bills, yield at date of purchase 0.02% to 0.08% 4/1/21 to 6/17/21
(Cost $719,992)	720,000	719,995
	Shares	Value

Domestic Equity Funds - 51.8%
Fidelity Advisor Series Equity Growth Fund (a)	7,040,457	$117,223,615
Fidelity Advisor Series Growth Opportunities Fund (a)	4,832,077	81,517,143
Fidelity Advisor Series Small Cap Fund (a)	3,475,655	53,038,502
Fidelity Series All-Sector Equity Fund (a)	4,272,989	50,122,156
Fidelity Series Commodity Strategy Fund (a)	10,488,137	51,391,872
Fidelity Series Large Cap Stock Fund (a)	9,922,859	183,076,757
Fidelity Series Large Cap Value Index Fund (a)	1,345,078	19,759,191
Fidelity Series Opportunistic Insights Fund (a)	5,346,070	108,685,609
Fidelity Series Small Cap Opportunities Fund (a)	3,694,401	65,464,791
Fidelity Series Stock Selector Large Cap Value Fund (a)	8,125,224	115,946,948
Fidelity Series Value Discovery Fund (a)	7,455,533	118,692,084
TOTAL DOMESTIC EQUITY FUNDS
(Cost $700,943,942)		964,918,668

International Equity Funds - 40.8%
Fidelity Series Canada Fund (a)	3,526,687	45,035,790
Fidelity Series Emerging Markets Fund (a)	2,520,097	29,459,935
Fidelity Series Emerging Markets Opportunities Fund (a)	10,368,045	266,044,022
Fidelity Series International Growth Fund (a)	7,034,470	126,198,384
Fidelity Series International Small Cap Fund (a)	1,911,606	39,608,469
Fidelity Series International Value Fund (a)	11,626,635	126,148,990
Fidelity Series Overseas Fund (a)	10,024,365	126,407,248
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $552,266,077)		758,902,838

Bond Funds - 6.6%
Fidelity Series Emerging Markets Debt Fund (a)	1,104,975	10,033,172
Fidelity Series Emerging Markets Debt Local Currency Fund (a)	324,636	3,252,856
Fidelity Series Floating Rate High Income Fund (a)	210,353	1,933,142
Fidelity Series High Income Fund (a)	1,227,482	11,513,783
Fidelity Series Inflation-Protected Bond Index Fund (a)	3,436,600	36,909,083
Fidelity Series International Credit Fund (a)	77,302	771,474
Fidelity Series Investment Grade Bond Fund (a)	72,457	835,424
Fidelity Series Long-Term Treasury Bond Index Fund (a)	6,411,068	50,647,435
Fidelity Series Real Estate Income Fund (a)	640,677	7,079,480
TOTAL BOND FUNDS
(Cost $127,810,801)		122,975,849

Short-Term Funds - 0.9%
Fidelity Cash Central Fund 0.06% (b)	772,377	772,532
Fidelity Series Government Money Market Fund 0.08% (a)(c)	12,282,467	12,282,467
Fidelity Series Short-Term Credit Fund (a)	254,394	2,587,191
TOTAL SHORT-TERM FUNDS
(Cost $15,583,299)		15,642,190
TOTAL INVESTMENT IN SECURITIES - 100.1%
(Cost $1,397,324,111)		1,863,159,540
NET OTHER ASSETS (LIABILITIES) - (0.1)%		(1,345,377)
NET ASSETS - 100%		$1,861,814,163

Legend

 (a) Affiliated Fund

 (b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

 (c) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$3,554
Total	$3,554

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable.

Affiliated Underlying Funds

Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds, excluding any Money Market Central Funds, is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur.

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Fidelity Advisor Series Equity Growth Fund	$75,607,075	$39,662,365	$26,403,821	$22,515,996	$5,647,894	$22,710,102	$117,223,615
Fidelity Advisor Series Growth Opportunities Fund	48,812,389	31,112,215	25,611,653	18,950,653	5,027,758	22,176,434	81,517,143
Fidelity Advisor Series Small Cap Fund	32,087,950	6,611,505	11,684,186	1,648,910	1,464,783	24,558,450	53,038,502
Fidelity Series All-Sector Equity Fund	33,154,194	9,199,549	8,401,112	5,466,742	14,995	16,154,530	50,122,156
Fidelity Series Canada Fund	24,582,543	9,302,242	4,126,538	834,840	(98,882)	15,376,425	45,035,790
Fidelity Series Commodity Strategy Fund	41,372,338	13,573,540	15,226,573	183,707	(3,231,294)	14,903,861	51,391,872
Fidelity Series Emerging Markets Debt Fund	7,803,484	2,281,492	1,019,735	437,887	8,499	959,432	10,033,172
Fidelity Series Emerging Markets Debt Local Currency Fund	--	3,402,812	103,956	45,673	406	(46,406)	3,252,856
Fidelity Series Emerging Markets Fund	14,581,407	7,558,175	3,841,070	382,916	156,527	11,004,896	29,459,935
Fidelity Series Emerging Markets Opportunities Fund	136,554,263	60,587,806	31,456,891	7,399,486	1,989,872	98,368,972	266,044,022
Fidelity Series Floating Rate High Income Fund	1,561,377	392,466	242,549	75,897	(6,345)	228,193	1,933,142
Fidelity Series Government Money Market Fund 0.08%	37,187,479	22,726,903	47,631,915	39,142	--	--	12,282,467
Fidelity Series High Income Fund	9,537,674	1,881,890	1,226,649	587,891	11,213	1,309,655	11,513,783
Fidelity Series Inflation-Protected Bond Index Fund	26,536,334	14,081,219	5,495,061	441,244	16,965	1,769,626	36,909,083
Fidelity Series International Credit Fund	689,132	52,984	--	52,984	--	29,358	771,474
Fidelity Series International Growth Fund	103,711,518	34,118,967	35,100,575	17,047,969	5,516,069	17,952,405	126,198,384
Fidelity Series International Small Cap Fund	24,772,817	4,186,643	3,053,436	304,611	146,251	13,556,194	39,608,469
Fidelity Series International Value Fund	92,670,000	13,426,731	26,520,574	3,381,946	(1,592,476)	48,165,309	126,148,990
Fidelity Series Investment Grade Bond Fund	--	877,080	17,261	6,057	(79)	(24,316)	835,424
Fidelity Series Large Cap Stock Fund	122,724,451	29,719,039	36,872,604	9,004,833	1,586,574	65,919,297	183,076,757
Fidelity Series Large Cap Value Index Fund	12,769,836	3,054,434	3,173,490	397,487	201,127	6,907,284	19,759,191
Fidelity Series Long-Term Treasury Bond Index Fund	30,290,447	37,748,081	5,730,843	4,257,653	217,453	(11,877,703)	50,647,435
Fidelity Series Opportunistic Insights Fund	71,492,194	35,584,996	22,844,419	14,637,725	2,707,261	21,745,577	108,685,609
Fidelity Series Overseas Fund	86,562,100	17,559,628	17,695,458	1,321,177	(79,950)	40,060,928	126,407,248
Fidelity Series Real Estate Income Fund	5,147,913	1,280,612	985,502	379,660	(29,870)	1,666,327	7,079,480
Fidelity Series Short-Term Credit Fund	2,483,455	1,383,486	1,348,588	61,307	(4,840)	73,678	2,587,191
Fidelity Series Small Cap Opportunities Fund	40,625,599	8,433,296	13,981,345	1,288,562	1,076,078	29,311,163	65,464,791
Fidelity Series Stock Selector Large Cap Value Fund	75,740,241	16,100,410	21,769,149	2,446,156	129,918	45,745,528	115,946,948
Fidelity Series Value Discovery Fund	78,303,780	14,252,796	21,352,228	2,436,908	1,181,635	46,306,101	118,692,084
	$1,237,361,990	$440,153,362	$392,917,181	$116,036,019	$22,057,542	$555,011,300	$1,861,667,013

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of March 31, 2021, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Other Short-Term Investments and Net Other Assets	$719,995	$--	$719,995	$--
Domestic Equity Funds	964,918,668	964,918,668	--	--
International Equity Funds	758,902,838	758,902,838	--	--
Bond Funds	122,975,849	122,975,849	--	--
Short-Term Funds	15,642,190	15,642,190	--	--
Total Investments in Securities:	$1,863,159,540	$1,862,439,545	$719,995	$--

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor Freedom® 2045 Fund

Financial Statements

Statement of Assets and Liabilities

		March 31, 2021
Assets
Investment in securities, at value — See accompanying schedule: Unaffiliated issuers (cost $719,992)	$719,995
Fidelity Central Funds (cost $772,528)	772,532
Other affiliated issuers (cost $1,395,831,591)	1,861,667,013
Total Investment in Securities (cost $1,397,324,111)		$1,863,159,540
Cash		21,067
Receivable for investments sold		21,988,851
Receivable for fund shares sold		2,785,844
Distributions receivable from Fidelity Central Funds		45
Receivable for daily variation margin on futures contracts		24,095
Total assets		1,887,979,442
Liabilities
Payable for investments purchased	$22,423,537
Payable for fund shares redeemed	2,351,095
Accrued management fee	1,121,784
Distribution and service plan fees payable	268,863
Total liabilities		26,165,279
Net Assets		$1,861,814,163
Net Assets consist of:
Paid in capital		$1,319,483,765
Total accumulated earnings (loss)		542,330,398
Net Assets		$1,861,814,163
Net Asset Value and Maximum Offering Price
Class A:
Net Asset Value and redemption price per share ($643,282,636 ÷ 46,655,080 shares)(a)		$13.79
Maximum offering price per share (100/94.25 of $13.79)		$14.63
Class M:
Net Asset Value and redemption price per share ($258,275,697 ÷ 18,956,114 shares)(a)		$13.62
Maximum offering price per share (100/96.50 of $13.62)		$14.11
Class C:
Net Asset Value and offering price per share ($33,637,160 ÷ 2,518,426 shares)(a)		$13.36
Class I:
Net Asset Value, offering price and redemption price per share ($777,429,128 ÷ 55,890,688 shares)		$13.91
Class Z:
Net Asset Value, offering price and redemption price per share ($35,350,120 ÷ 2,562,612 shares)		$13.79
Class Z6:
Net Asset Value, offering price and redemption price per share ($113,839,422 ÷ 8,199,291 shares)		$13.88

 (a) Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Year ended March 31, 2021
Investment Income
Dividends:
Affiliated issuers		$25,825,092
Interest		3,152
Income from Fidelity Central Funds		3,554
Total income		25,831,798
Expenses
Management fee	$11,738,970
Distribution and service plan fees	2,866,751
Independent trustees' fees and expenses	4,516
Total expenses before reductions	14,610,237
Expense reductions	(197)
Total expenses after reductions		14,610,040
Net investment income (loss)		11,221,758
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	43
Fidelity Central Funds	(377)
Other affiliated issuers	22,161,338
Futures contracts	(1,157,709)
Capital gain distributions from underlying funds:
Affiliated issuers	90,210,927
Total net realized gain (loss)		111,214,222
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers	(1,508)
Fidelity Central Funds	(169)
Other affiliated issuers	555,011,300
Futures contracts	(126,597)
Total change in net unrealized appreciation (depreciation)		554,883,026
Net gain (loss)		666,097,248
Net increase (decrease) in net assets resulting from operations		$677,319,006

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Year ended March 31, 2021	Year ended March 31, 2020
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$11,221,758	$18,561,322
Net realized gain (loss)	111,214,222	70,946,497
Change in net unrealized appreciation (depreciation)	554,883,026	(236,020,508)
Net increase (decrease) in net assets resulting from operations	677,319,006	(146,512,689)
Distributions to shareholders	(91,085,840)	(102,870,591)
Share transactions - net increase (decrease)	31,384,753	99,889,190
Total increase (decrease) in net assets	617,617,919	(149,494,090)
Net Assets
Beginning of period	1,244,196,244	1,393,690,334
End of period	$1,861,814,163	$1,244,196,244

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Advisor Freedom 2045 Fund Class A

Years ended March 31,	2021	2020	2019	2018	2017
Selected Per–Share Data
Net asset value, beginning of period	$9.43	$11.33	$12.21	$11.26	$10.23
Income from Investment Operations
Net investment income (loss)A	.07	.13	.16	.10	.13
Net realized and unrealized gain (loss)	4.97	(1.22)	.13	1.40	1.39
Total from investment operations	5.04	(1.09)	.29	1.50	1.52
Distributions from net investment income	(.10)	(.14)	(.18)	(.12)	(.13)
Distributions from net realized gain	(.59)	(.67)	(.99)	(.43)	(.36)
Total distributions	(.68)B	(.81)	(1.17)	(.55)	(.49)
Net asset value, end of period	$13.79	$9.43	$11.33	$12.21	$11.26
Total ReturnC,D	55.40%	(10.68)%	3.13%	13.44%	15.50%
Ratios to Average Net AssetsE,F
Expenses before reductions	1.00%	1.00%	.99%G	.87%	.25%
Expenses net of fee waivers, if any	1.00%	1.00%	.99%G	.87%	.25%
Expenses net of all reductions	1.00%	1.00%	.99%G	.87%	.25%
Net investment income (loss)	.62%	1.19%	1.38%	.79%	1.22%
Supplemental Data
Net assets, end of period (000 omitted)	$643,283	$456,849	$547,563	$566,474	$556,090
Portfolio turnover rateH	25%	30%	22%	21%	22%

 A Calculated based on average shares outstanding during the period.

 B Total distributions per share do not sum due to rounding.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Total returns do not include the effect of the sales charges.

 E Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 G On certain classes, the size and fluctuation of net assets and expense amounts may cause ratios to differ from contractual rates.

 H Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor Freedom 2045 Fund Class M

Years ended March 31,	2021	2020	2019	2018	2017
Selected Per–Share Data
Net asset value, beginning of period	$9.34	$11.22	$12.12	$11.19	$10.17
Income from Investment Operations
Net investment income (loss)A	.04	.10	.13	.06	.10
Net realized and unrealized gain (loss)	4.90	(1.20)	.12	1.39	1.39
Total from investment operations	4.94	(1.10)	.25	1.45	1.49
Distributions from net investment income	(.08)	(.12)	(.16)	(.10)	(.11)
Distributions from net realized gain	(.59)	(.67)	(.99)	(.43)	(.36)
Total distributions	(.66)B	(.78)B	(1.15)	(.52)B	(.47)
Net asset value, end of period	$13.62	$9.34	$11.22	$12.12	$11.19
Total ReturnC,D	54.84%	(10.80)%	2.79%	13.12%	15.29%
Ratios to Average Net AssetsE,F
Expenses before reductions	1.25%	1.25%	1.24%G	1.13%	.50%
Expenses net of fee waivers, if any	1.25%	1.25%	1.24%G	1.13%	.50%
Expenses net of all reductions	1.25%	1.25%	1.24%G	1.13%	.50%
Net investment income (loss)	.36%	.94%	1.13%	.54%	.97%
Supplemental Data
Net assets, end of period (000 omitted)	$258,276	$181,179	$210,625	$207,442	$186,200
Portfolio turnover rateH	25%	30%	22%	21%	22%

 A Calculated based on average shares outstanding during the period.

 B Total distributions per share do not sum due to rounding.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Total returns do not include the effect of the sales charges.

 E Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 G On certain classes, the size and fluctuation of net assets and expense amounts may cause ratios to differ from contractual rates.

 H Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor Freedom 2045 Fund Class C

Years ended March 31,	2021	2020	2019	2018	2017
Selected Per–Share Data
Net asset value, beginning of period	$9.18	$11.07	$11.98	$11.08	$10.09
Income from Investment Operations
Net investment income (loss)A	(.02)	.05	.07	–B	.05
Net realized and unrealized gain (loss)	4.83	(1.20)	.13	1.38	1.38
Total from investment operations	4.81	(1.15)	.20	1.38	1.43
Distributions from net investment income	(.04)	(.08)	(.12)	(.05)	(.08)
Distributions from net realized gain	(.59)	(.67)	(.99)	(.43)	(.36)
Total distributions	(.63)	(.74)C	(1.11)	(.48)	(.44)
Net asset value, end of period	$13.36	$9.18	$11.07	$11.98	$11.08
Total ReturnD,E	54.24%	(11.32)%	2.29%	12.59%	14.71%
Ratios to Average Net AssetsF,G
Expenses before reductions	1.75%	1.75%	1.74%H	1.63%	1.00%
Expenses net of fee waivers, if any	1.75%	1.75%	1.74%H	1.63%	1.00%
Expenses net of all reductions	1.75%	1.75%	1.74%H	1.63%	1.00%
Net investment income (loss)	(.14)%	.44%	.63%	.04%	.47%
Supplemental Data
Net assets, end of period (000 omitted)	$33,637	$22,256	$25,383	$30,549	$27,491
Portfolio turnover rateI	25%	30%	22%	21%	22%

 A Calculated based on average shares outstanding during the period.

 B Amount represents less than $.005 per share.

 C Total distributions per share do not sum due to rounding.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Total returns do not include the effect of the contingent deferred sales charge.

 F Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 H On certain classes, the size and fluctuation of net assets and expense amounts may cause ratios to differ from contractual rates.

 I Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor Freedom 2045 Fund Class I

Years ended March 31,	2021	2020	2019	2018	2017
Selected Per–Share Data
Net asset value, beginning of period	$9.50	$11.41	$12.29	$11.33	$10.28
Income from Investment Operations
Net investment income (loss)A	.10	.16	.19	.12	.16
Net realized and unrealized gain (loss)	5.02	(1.23)	.13	1.42	1.40
Total from investment operations	5.12	(1.07)	.32	1.54	1.56
Distributions from net investment income	(.12)	(.16)	(.20)	(.14)	(.15)
Distributions from net realized gain	(.59)	(.68)	(.99)	(.44)	(.36)
Total distributions	(.71)	(.84)	(1.20)B	(.58)	(.51)
Net asset value, end of period	$13.91	$9.50	$11.41	$12.29	$11.33
Total ReturnC	55.77%	(10.46)%	3.34%	13.77%	15.83%
Ratios to Average Net AssetsD,E
Expenses before reductions	.75%	.75%	.75%	.64%	- %F
Expenses net of fee waivers, if any	.75%	.75%	.75%	.64%	-%
Expenses net of all reductions	.75%	.75%	.75%	.64%	-%
Net investment income (loss)	.87%	1.44%	1.63%	1.03%	1.47%
Supplemental Data
Net assets, end of period (000 omitted)	$777,429	$522,314	$577,252	$543,170	$420,967
Portfolio turnover rateG	25%	30%	22%	21%	22%

 A Calculated based on average shares outstanding during the period.

 B Total distributions per share do not sum due to rounding.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 F Amount represents less than .005%.

 G Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor Freedom 2045 Fund Class Z

Years ended March 31,	2021	2020	2019 A
Selected Per–Share Data
Net asset value, beginning of period	$9.43	$11.35	$12.36
Income from Investment Operations
Net investment income (loss)B	.12	.17	.20
Net realized and unrealized gain (loss)	4.96	(1.22)	(.46)
Total from investment operations	5.08	(1.05)	(.26)
Distributions from net investment income	(.14)	(.18)	(.26)
Distributions from net realized gain	(.59)	(.69)	(.49)
Total distributions	(.72)C	(.87)	(.75)
Net asset value, end of period	$13.79	$9.43	$11.35
Total ReturnD,E	55.85%	(10.33)%	(1.33)%
Ratios to Average Net AssetsF,G
Expenses before reductions	.64%	.65%H	.64%I
Expenses net of fee waivers, if any	.64%	.65%H	.64%I
Expenses net of all reductions	.64%	.65%H	.64%I
Net investment income (loss)	.97%	1.54%	3.71%I
Supplemental Data
Net assets, end of period (000 omitted)	$35,350	$16,800	$1,376
Portfolio turnover rateJ	25%	30%	22%

 A For the period October 2, 2018 (commencement of sale of shares) to March 31, 2019.

 B Calculated based on average shares outstanding during the period.

 C Total distributions per share do not sum due to rounding.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 H On certain classes, the size and fluctuation of net assets and expense amounts may cause ratios to differ from contractual rates.

 I Annualized

 J Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor Freedom 2045 Fund Class Z6

Years ended March 31,	2021	2020	2019	2018 A
Selected Per–Share Data
Net asset value, beginning of period	$9.48	$11.39	$12.28	$11.65
Income from Investment Operations
Net investment income (loss)B	.14	.19	.22	.15
Net realized and unrealized gain (loss)	4.99	(1.23)	.12	.92
Total from investment operations	5.13	(1.04)	.34	1.07
Distributions from net investment income	(.15)	(.19)	(.24)	(.18)
Distributions from net realized gain	(.59)	(.69)	(.99)	(.26)
Total distributions	(.73)C	(.87)C	(1.23)	(.44)
Net asset value, end of period	$13.88	$9.48	$11.39	$12.28
Total ReturnD,E	56.12%	(10.22)%	3.58%	9.15%
Ratios to Average Net AssetsF,G
Expenses before reductions	.49%	.49%	.50%H	.51%H,I
Expenses net of fee waivers, if any	.49%	.49%	.50%H	.51%H,I
Expenses net of all reductions	.49%	.49%	.50%H	.51%H,I
Net investment income (loss)	1.12%	1.70%	1.88%	1.50%I
Supplemental Data
Net assets, end of period (000 omitted)	$113,839	$44,798	$31,493	$9,112
Portfolio turnover rateJ	25%	30%	22%	21%

 A For the period June 6, 2017 (commencement of sale of shares) to March 31, 2018.

 B Calculated based on average shares outstanding during the period.

 C Total distributions per share do not sum due to rounding.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 H On certain classes, the size and fluctuation of net assets and expense amounts may cause ratios to differ from contractual rates.

 I Annualized

 J Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor Freedom® 2050 Fund

Investment Summary (Unaudited)

The information in the following tables is based on the direct investments of the Fund.

Top Holdings as of March 31, 2021

% of fund's net assets
Fidelity Series Emerging Markets Opportunities Fund	14.3
Fidelity Series Large Cap Stock Fund	9.8
Fidelity Series Overseas Fund	6.8
Fidelity Series International Growth Fund	6.8
Fidelity Series International Value Fund	6.8
Fidelity Series Value Discovery Fund	6.4
Fidelity Advisor Series Equity Growth Fund	6.3
Fidelity Series Stock Selector Large Cap Value Fund	6.2
Fidelity Series Opportunistic Insights Fund	5.8
Fidelity Advisor Series Growth Opportunities Fund	4.4
73.6

Asset Allocation (% of fund's net assets)

Period end
Domestic Equity Funds	51.8%
International Equity Funds	40.8%
Bond Funds	6.6%
Short-Term Funds	0.9%
Net Other Assets (Liabilities)*	(0.1)%

 * Net Other Assets (Liabilities) are not included in the pie chart

Domestic Equity Funds category includes Fidelity Series Commodity Strategy Fund which invests in commodity-related investments.

Fidelity Advisor Freedom® 2050 Fund

Schedule of Investments March 31, 2021

Showing Percentage of Net Assets

U.S. Treasury Obligations - 0.0%
	Principal Amount	Value
U.S. Treasury Bills, yield at date of purchase 0.02% to 0.08% 4/1/21 to 6/17/21
(Cost $599,993)	600,000	599,996
	Shares	Value

Domestic Equity Funds - 51.8%
Fidelity Advisor Series Equity Growth Fund (a)	5,884,715	$97,980,503
Fidelity Advisor Series Growth Opportunities Fund (a)	4,038,852	68,135,430
Fidelity Advisor Series Small Cap Fund (a)	2,905,103	44,331,868
Fidelity Series All-Sector Equity Fund (a)	3,571,551	41,894,296
Fidelity Series Commodity Strategy Fund (a)	8,768,437	42,965,340
Fidelity Series Large Cap Stock Fund (a)	8,293,971	153,023,759
Fidelity Series Large Cap Value Index Fund (a)	1,124,277	16,515,626
Fidelity Series Opportunistic Insights Fund (a)	4,468,476	90,844,117
Fidelity Series Small Cap Opportunities Fund (a)	3,087,939	54,718,283
Fidelity Series Stock Selector Large Cap Value Fund (a)	6,791,432	96,913,735
Fidelity Series Value Discovery Fund (a)	6,231,672	99,208,213
TOTAL DOMESTIC EQUITY FUNDS
(Cost $590,574,297)		806,531,170

International Equity Funds - 40.8%
Fidelity Series Canada Fund (a)	2,947,761	37,642,902
Fidelity Series Emerging Markets Fund (a)	2,106,825	24,628,787
Fidelity Series Emerging Markets Opportunities Fund (a)	8,666,268	222,376,425
Fidelity Series International Growth Fund (a)	5,879,717	105,482,126
Fidelity Series International Small Cap Fund (a)	1,598,036	33,111,302
Fidelity Series International Value Fund (a)	9,718,500	105,445,725
Fidelity Series Overseas Fund (a)	8,378,802	105,656,698
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $464,170,886)		634,343,965

Bond Funds - 6.6%
Fidelity Series Emerging Markets Debt Fund (a)	924,120	8,391,006
Fidelity Series Emerging Markets Debt Local Currency Fund (a)	271,827	2,723,703
Fidelity Series Floating Rate High Income Fund (a)	175,945	1,616,934
Fidelity Series High Income Fund (a)	1,027,021	9,633,461
Fidelity Series Inflation-Protected Bond Index Fund (a)	2,873,319	30,859,443
Fidelity Series International Credit Fund (a)	60,751	606,296
Fidelity Series Investment Grade Bond Fund (a)	60,020	692,033
Fidelity Series Long-Term Treasury Bond Index Fund (a)	5,359,880	42,343,056
Fidelity Series Real Estate Income Fund (a)	535,506	5,917,342
TOTAL BOND FUNDS
(Cost $106,893,758)		102,783,274

Short-Term Funds - 0.9%
Fidelity Cash Central Fund 0.06% (b)	623,794	623,919
Fidelity Series Government Money Market Fund 0.08% (a)(c)	10,266,165	10,266,165
Fidelity Series Short-Term Credit Fund (a)	212,634	2,162,490
TOTAL SHORT-TERM FUNDS
(Cost $13,002,737)		13,052,574
TOTAL INVESTMENT IN SECURITIES - 100.1%
(Cost $1,175,241,671)		1,557,310,979
NET OTHER ASSETS (LIABILITIES) - (0.1)%		(1,119,060)
NET ASSETS - 100%		$1,556,191,919

Legend

 (a) Affiliated Fund

 (b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

 (c) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$2,828
Total	$2,828

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable.

Affiliated Underlying Funds

Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds, excluding any Money Market Central Funds, is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur.

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Fidelity Advisor Series Equity Growth Fund	$61,058,917	$34,505,402	$20,560,682	$18,712,246	$3,651,554	$19,325,312	$97,980,503
Fidelity Advisor Series Growth Opportunities Fund	39,418,229	26,946,589	20,311,438	15,749,260	3,710,917	18,371,133	68,135,430
Fidelity Advisor Series Small Cap Fund	25,945,611	6,106,329	9,181,945	1,370,295	993,647	20,468,226	44,331,868
Fidelity Series All-Sector Equity Fund	26,774,286	8,410,074	6,534,575	4,551,686	128,663	13,115,848	41,894,296
Fidelity Series Canada Fund	19,809,649	8,437,318	3,212,573	693,254	(73,037)	12,681,545	37,642,902
Fidelity Series Commodity Strategy Fund	33,420,668	11,972,685	12,053,320	151,276	(2,418,713)	12,044,020	42,965,340
Fidelity Series Emerging Markets Debt Fund	6,301,127	2,066,993	761,893	360,778	13,176	771,603	8,391,006
Fidelity Series Emerging Markets Debt Local Currency Fund	--	2,849,844	87,296	38,051	170	(39,015)	2,723,703
Fidelity Series Emerging Markets Fund	11,780,841	6,592,906	2,925,585	317,957	117,828	9,062,797	24,628,787
Fidelity Series Emerging Markets Opportunities Fund	110,296,509	52,977,317	23,374,321	6,144,092	1,308,469	81,168,451	222,376,425
Fidelity Series Floating Rate High Income Fund	1,258,928	356,912	180,951	62,705	(5,919)	187,964	1,616,934
Fidelity Series Government Money Market Fund 0.08%	30,012,201	18,995,958	38,741,994	32,040	--	--	10,266,165
Fidelity Series High Income Fund	7,703,311	1,766,889	916,473	484,872	34	1,079,700	9,633,461
Fidelity Series Inflation-Protected Bond Index Fund	21,431,412	12,116,628	4,145,715	366,264	13,411	1,443,707	30,859,443
Fidelity Series International Credit Fund	541,583	41,641	--	41,640	--	23,072	606,296
Fidelity Series International Growth Fund	83,827,283	30,375,889	27,807,080	14,155,978	3,747,053	15,338,981	105,482,126
Fidelity Series International Small Cap Fund	20,028,601	4,004,054	2,183,043	252,918	108,215	11,153,475	33,111,302
Fidelity Series International Value Fund	74,915,069	12,963,180	20,840,785	2,807,844	(1,057,993)	39,466,254	105,445,725
Fidelity Series Investment Grade Bond Fund	--	734,321	22,140	5,010	(76)	(20,072)	692,033
Fidelity Series Large Cap Stock Fund	99,130,398	27,142,961	29,011,482	7,416,067	1,558,456	54,203,426	153,023,759
Fidelity Series Large Cap Value Index Fund	10,314,647	2,822,330	2,488,912	330,140	140,959	5,726,602	16,515,626
Fidelity Series Long-Term Treasury Bond Index Fund	24,463,695	31,984,205	4,412,311	3,522,695	158,984	(9,851,517)	42,343,056
Fidelity Series Opportunistic Insights Fund	57,733,234	31,125,364	17,856,455	12,165,998	1,755,267	18,086,707	90,844,117
Fidelity Series Overseas Fund	69,834,679	16,683,750	13,679,032	1,097,147	(97,123)	32,914,424	105,656,698
Fidelity Series Real Estate Income Fund	4,163,039	1,158,912	753,136	314,813	(40,720)	1,389,247	5,917,342
Fidelity Series Short-Term Credit Fund	2,033,962	1,188,156	1,116,711	51,079	(4,202)	61,285	2,162,490
Fidelity Series Small Cap Opportunities Fund	32,800,494	7,831,547	10,983,693	1,067,640	765,316	24,304,619	54,718,283
Fidelity Series Stock Selector Large Cap Value Fund	61,188,399	15,078,000	17,219,126	2,031,817	111,310	37,755,152	96,913,735
Fidelity Series Value Discovery Fund	63,247,581	13,386,589	16,591,433	2,024,122	942,622	38,222,854	99,208,213
	$999,434,353	$390,622,743	$307,954,100	$96,319,684	$15,528,268	$458,455,800	$1,556,087,064

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of March 31, 2021, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Other Short-Term Investments and Net Other Assets	$599,996	$--	$599,996	$--
Domestic Equity Funds	806,531,170	806,531,170	--	--
International Equity Funds	634,343,965	634,343,965	--	--
Bond Funds	102,783,274	102,783,274	--	--
Short-Term Funds	13,052,574	13,052,574	--	--
Total Investments in Securities:	$1,557,310,979	$1,556,710,983	$599,996	$--

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor Freedom® 2050 Fund

Financial Statements

Statement of Assets and Liabilities

		March 31, 2021
Assets
Investment in securities, at value — See accompanying schedule: Unaffiliated issuers (cost $599,993)	$599,996
Fidelity Central Funds (cost $623,918)	623,919
Other affiliated issuers (cost $1,174,017,760)	1,556,087,064
Total Investment in Securities (cost $1,175,241,671)		$1,557,310,979
Cash		17,413
Receivable for investments sold		18,302,792
Receivable for fund shares sold		2,462,866
Distributions receivable from Fidelity Central Funds		37
Receivable for daily variation margin on futures contracts		20,533
Total assets		1,578,114,620
Liabilities
Payable for investments purchased	$18,974,483
Payable for fund shares redeemed	1,791,024
Accrued management fee	936,968
Distribution and service plan fees payable	220,226
Total liabilities		21,922,701
Net Assets		$1,556,191,919
Net Assets consist of:
Paid in capital		$1,112,315,101
Total accumulated earnings (loss)		443,876,818
Net Assets		$1,556,191,919
Net Asset Value and Maximum Offering Price
Class A:
Net Asset Value and redemption price per share ($516,427,170 ÷ 37,474,856 shares)(a)		$13.78
Maximum offering price per share (100/94.25 of $13.78)		$14.62
Class M:
Net Asset Value and redemption price per share ($205,281,127 ÷ 15,022,490 shares)(a)		$13.66
Maximum offering price per share (100/96.50 of $13.66)		$14.16
Class C:
Net Asset Value and offering price per share ($33,104,957 ÷ 2,467,828 shares)(a)		$13.41
Class I:
Net Asset Value, offering price and redemption price per share ($675,616,802 ÷ 48,601,230 shares)		$13.90
Class Z:
Net Asset Value, offering price and redemption price per share ($26,670,362 ÷ 1,932,996 shares)		$13.80
Class Z6:
Net Asset Value, offering price and redemption price per share ($99,091,501 ÷ 7,141,792 shares)		$13.87

 (a) Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Year ended March 31, 2021
Investment Income
Dividends:
Affiliated issuers		$21,407,121
Interest		2,568
Income from Fidelity Central Funds		2,828
Total income		21,412,517
Expenses
Management fee	$9,688,008
Distribution and service plan fees	2,343,306
Independent trustees' fees and expenses	3,707
Total expenses before reductions	12,035,021
Expense reductions	(194)
Total expenses after reductions		12,034,827
Net investment income (loss)		9,377,690
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	42
Fidelity Central Funds	(297)
Other affiliated issuers	15,618,584
Futures contracts	(966,123)
Capital gain distributions from underlying funds:
Affiliated issuers	74,912,563
Total net realized gain (loss)		89,564,769
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers	(1,225)
Fidelity Central Funds	(136)
Other affiliated issuers	458,455,800
Futures contracts	(109,681)
Total change in net unrealized appreciation (depreciation)		458,344,758
Net gain (loss)		547,909,527
Net increase (decrease) in net assets resulting from operations		$557,287,217

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Year ended March 31, 2021	Year ended March 31, 2020
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$9,377,690	$15,055,161
Net realized gain (loss)	89,564,769	58,144,227
Change in net unrealized appreciation (depreciation)	458,344,758	(189,911,558)
Net increase (decrease) in net assets resulting from operations	557,287,217	(116,712,170)
Distributions to shareholders	(74,293,041)	(82,439,055)
Share transactions - net increase (decrease)	68,265,186	76,677,887
Total increase (decrease) in net assets	551,259,362	(122,473,338)
Net Assets
Beginning of period	1,004,932,557	1,127,405,895
End of period	$1,556,191,919	$1,004,932,557

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Advisor Freedom 2050 Fund Class A

Years ended March 31,	2021	2020	2019	2018	2017
Selected Per–Share Data
Net asset value, beginning of period	$9.43	$11.31	$12.17	$11.20	$10.16
Income from Investment Operations
Net investment income (loss)A	.07	.13	.16	.09	.13
Net realized and unrealized gain (loss)	4.96	(1.21)	.13	1.40	1.39
Total from investment operations	5.03	(1.08)	.29	1.49	1.52
Distributions from net investment income	(.10)	(.14)	(.18)	(.12)	(.13)
Distributions from net realized gain	(.58)	(.66)	(.97)	(.40)	(.34)
Total distributions	(.68)	(.80)	(1.15)	(.52)	(.48)B
Net asset value, end of period	$13.78	$9.43	$11.31	$12.17	$11.20
Total ReturnC,D	55.26%	(10.58)%	3.08%	13.42%	15.52%
Ratios to Average Net AssetsE,F
Expenses before reductions	1.00%	1.00%	.99%G	.88%	.25%
Expenses net of fee waivers, if any	1.00%	1.00%	.99%G	.88%	.25%
Expenses net of all reductions	1.00%	1.00%	.99%G	.88%	.25%
Net investment income (loss)	.62%	1.20%	1.38%	.79%	1.22%
Supplemental Data
Net assets, end of period (000 omitted)	$516,427	$358,407	$417,583	$418,313	$396,373
Portfolio turnover rateH	24%	32%	23%	20%	25%

 A Calculated based on average shares outstanding during the period.

 B Total distributions per share do not sum due to rounding.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Total returns do not include the effect of the sales charges.

 E Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 G On certain classes, the size and fluctuation of net assets and expense amounts may cause ratios to differ from contractual rates.

 H Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor Freedom 2050 Fund Class M

Years ended March 31,	2021	2020	2019	2018	2017
Selected Per–Share Data
Net asset value, beginning of period	$9.36	$11.24	$12.11	$11.15	$10.12
Income from Investment Operations
Net investment income (loss)A	.04	.11	.13	.06	.10
Net realized and unrealized gain (loss)	4.92	(1.22)	.13	1.39	1.38
Total from investment operations	4.96	(1.11)	.26	1.45	1.48
Distributions from net investment income	(.08)	(.11)	(.16)	(.10)	(.11)
Distributions from net realized gain	(.58)	(.65)	(.97)	(.40)	(.34)
Total distributions	(.66)	(.77)B	(1.13)	(.49)B	(.45)
Net asset value, end of period	$13.66	$9.36	$11.24	$12.11	$11.15
Total ReturnC,D	54.91%	(10.88)%	2.83%	13.16%	15.22%
Ratios to Average Net AssetsE,F
Expenses before reductions	1.25%	1.25%	1.25%	1.13%	.50%
Expenses net of fee waivers, if any	1.25%	1.25%	1.25%	1.13%	.50%
Expenses net of all reductions	1.25%	1.25%	1.25%	1.13%	.50%
Net investment income (loss)	.37%	.95%	1.13%	.54%	.97%
Supplemental Data
Net assets, end of period (000 omitted)	$205,281	$143,526	$172,974	$166,634	$147,601
Portfolio turnover rateG	24%	32%	23%	20%	25%

 A Calculated based on average shares outstanding during the period.

 B Total distributions per share do not sum due to rounding.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Total returns do not include the effect of the sales charges.

 E Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 G Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor Freedom 2050 Fund Class C

Years ended March 31,	2021	2020	2019	2018	2017
Selected Per–Share Data
Net asset value, beginning of period	$9.22	$11.10	$11.98	$11.05	$10.04
Income from Investment Operations
Net investment income (loss)A	(.01)	.05	.07	–B	.05
Net realized and unrealized gain (loss)	4.82	(1.20)	.14	1.38	1.37
Total from investment operations	4.81	(1.15)	.21	1.38	1.42
Distributions from net investment income	(.04)	(.07)	(.11)	(.06)	(.08)
Distributions from net realized gain	(.58)	(.65)	(.97)	(.39)	(.34)
Total distributions	(.62)	(.73)C	(1.09)C	(.45)	(.41)C
Net asset value, end of period	$13.41	$9.22	$11.10	$11.98	$11.05
Total ReturnD,E	54.09%	(11.32)%	2.34%	12.59%	14.73%
Ratios to Average Net AssetsF,G
Expenses before reductions	1.75%	1.75%	1.74%H	1.63%	1.00%
Expenses net of fee waivers, if any	1.75%	1.75%	1.74%H	1.63%	1.00%
Expenses net of all reductions	1.75%	1.75%	1.74%H	1.63%	1.00%
Net investment income (loss)	(.13)%	.45%	.63%	.04%	.47%
Supplemental Data
Net assets, end of period (000 omitted)	$33,105	$21,457	$26,139	$32,763	$28,268
Portfolio turnover rateI	24%	32%	23%	20%	25%

 A Calculated based on average shares outstanding during the period.

 B Amount represents less than $.005 per share.

 C Total distributions per share do not sum due to rounding.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Total returns do not include the effect of the contingent deferred sales charge.

 F Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 H On certain classes, the size and fluctuation of net assets and expense amounts may cause ratios to differ from contractual rates.

 I Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor Freedom 2050 Fund Class I

Years ended March 31,	2021	2020	2019	2018	2017
Selected Per–Share Data
Net asset value, beginning of period	$9.50	$11.39	$12.25	$11.27	$10.22
Income from Investment Operations
Net investment income (loss)A	.11	.16	.19	.12	.16
Net realized and unrealized gain (loss)	4.99	(1.22)	.12	1.41	1.39
Total from investment operations	5.10	(1.06)	.31	1.53	1.55
Distributions from net investment income	(.12)	(.16)	(.20)	(.14)	(.15)
Distributions from net realized gain	(.58)	(.67)	(.97)	(.41)	(.35)
Total distributions	(.70)	(.83)	(1.17)	(.55)	(.50)
Net asset value, end of period	$13.90	$9.50	$11.39	$12.25	$11.27
Total ReturnB	55.65%	(10.37)%	3.30%	13.74%	15.81%
Ratios to Average Net AssetsC,D
Expenses before reductions	.75%	.75%	.75%	.64%	- %E
Expenses net of fee waivers, if any	.75%	.75%	.75%	.64%	-%
Expenses net of all reductions	.75%	.75%	.75%	.64%	-%
Net investment income (loss)	.87%	1.45%	1.63%	1.03%	1.47%
Supplemental Data
Net assets, end of period (000 omitted)	$675,617	$436,294	$488,167	$466,677	$357,398
Portfolio turnover rateF	24%	32%	23%	20%	25%

 A Calculated based on average shares outstanding during the period.

 B Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 C Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 D Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 E Amount represents less than .005%.

 F Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor Freedom 2050 Fund Class Z

Years ended March 31,	2021	2020	2019 A
Selected Per–Share Data
Net asset value, beginning of period	$9.43	$11.34	$12.34
Income from Investment Operations
Net investment income (loss)B	.12	.17	.28
Net realized and unrealized gain (loss)	4.97	(1.22)	(.54)
Total from investment operations	5.09	(1.05)	(.26)
Distributions from net investment income	(.14)	(.18)	(.25)
Distributions from net realized gain	(.58)	(.68)	(.49)
Total distributions	(.72)	(.86)	(.74)
Net asset value, end of period	$13.80	$9.43	$11.34
Total ReturnC,D	55.96%	(10.33)%	(1.34)%
Ratios to Average Net AssetsE,F
Expenses before reductions	.64%	.65%G	.65%G,H
Expenses net of fee waivers, if any	.64%	.65%G	.65%G,H
Expenses net of all reductions	.64%	.65%G	.65%G,H
Net investment income (loss)	.98%	1.55%	5.18%H
Supplemental Data
Net assets, end of period (000 omitted)	$26,670	$11,414	$650
Portfolio turnover rateI	24%	32%	23%

 A For the period October 2, 2018 (commencement of sale of shares) to March 31, 2019.

 B Calculated based on average shares outstanding during the period.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 G On certain classes, the size and fluctuation of net assets and expense amounts may cause ratios to differ from contractual rates.

 H Annualized

 I Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor Freedom 2050 Fund Class Z6

Years ended March 31,	2021	2020	2019	2018 A
Selected Per–Share Data
Net asset value, beginning of period	$9.48	$11.37	$12.24	$11.59
Income from Investment Operations
Net investment income (loss)B	.14	.19	.22	.23
Net realized and unrealized gain (loss)	4.98	(1.22)	.12	.83
Total from investment operations	5.12	(1.03)	.34	1.06
Distributions from net investment income	(.15)	(.18)	(.24)	(.17)
Distributions from net realized gain	(.58)	(.68)	(.97)	(.24)
Total distributions	(.73)	(.86)	(1.21)	(.41)
Net asset value, end of period	$13.87	$9.48	$11.37	$12.24
Total ReturnC,D	56.00%	(10.14)%	3.55%	9.15%
Ratios to Average Net AssetsE,F
Expenses before reductions	.49%	.49%	.50%G	.51%G,H
Expenses net of fee waivers, if any	.49%	.49%	.50%G	.51%G,H
Expenses net of all reductions	.49%	.49%	.50%G	.51%G,H
Net investment income (loss)	1.13%	1.70%	1.88%	2.27%H
Supplemental Data
Net assets, end of period (000 omitted)	$99,092	$33,835	$21,893	$5,410
Portfolio turnover rateI	24%	32%	23%	20%

 A For the period June 6, 2017 (commencement of sale of shares) to March 31, 2018.

 B Calculated based on average shares outstanding during the period.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 G On certain classes, the size and fluctuation of net assets and expense amounts may cause ratios to differ from contractual rates.

 H Annualized

 I Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor Freedom® 2055 Fund

Investment Summary (Unaudited)

The information in the following tables is based on the direct investments of the Fund.

Top Holdings as of March 31, 2021

% of fund's net assets
Fidelity Series Emerging Markets Opportunities Fund	14.3
Fidelity Series Large Cap Stock Fund	9.8
Fidelity Series Overseas Fund	6.8
Fidelity Series International Growth Fund	6.8
Fidelity Series International Value Fund	6.8
Fidelity Series Value Discovery Fund	6.4
Fidelity Advisor Series Equity Growth Fund	6.3
Fidelity Series Stock Selector Large Cap Value Fund	6.2
Fidelity Series Opportunistic Insights Fund	5.8
Fidelity Advisor Series Growth Opportunities Fund	4.4
73.6

Asset Allocation (% of fund's net assets)

Period end
Domestic Equity Funds	51.8%
International Equity Funds	40.8%
Bond Funds	6.6%
Short-Term Funds	0.8%
Short-Term Investments	0.1%
Net Other Assets (Liabilities)*	(0.1)%

 * Net Other Assets (Liabilities) are not included in the pie chart

Domestic Equity Funds category includes Fidelity Series Commodity Strategy Fund which invests in commodity-related investments.

Fidelity Advisor Freedom® 2055 Fund

Schedule of Investments March 31, 2021

Showing Percentage of Net Assets

U.S. Treasury Obligations - 0.1%
	Principal Amount	Value
U.S. Treasury Bills, yield at date of purchase 0.02% to 0.08% 4/1/21 to 6/17/21
(Cost $379,995)	380,000	379,996
	Shares	Value

Domestic Equity Funds - 51.8%
Fidelity Advisor Series Equity Growth Fund (a)	3,563,841	$59,337,947
Fidelity Advisor Series Growth Opportunities Fund (a)	2,445,978	41,263,651
Fidelity Advisor Series Small Cap Fund (a)	1,759,354	26,847,743
Fidelity Series All-Sector Equity Fund (a)	2,162,963	25,371,555
Fidelity Series Commodity Strategy Fund (a)	5,312,605	26,031,766
Fidelity Series Large Cap Stock Fund (a)	5,022,896	92,672,429
Fidelity Series Large Cap Value Index Fund (a)	680,872	10,002,007
Fidelity Series Opportunistic Insights Fund (a)	2,706,150	55,016,037
Fidelity Series Small Cap Opportunities Fund (a)	1,870,082	33,137,849
Fidelity Series Stock Selector Large Cap Value Fund (a)	4,112,946	58,691,736
Fidelity Series Value Discovery Fund (a)	3,773,952	60,081,315
TOTAL DOMESTIC EQUITY FUNDS
(Cost $384,500,796)		488,454,035

International Equity Funds - 40.8%
Fidelity Series Canada Fund (a)	1,785,191	22,796,894
Fidelity Series Emerging Markets Fund (a)	1,276,411	14,921,246
Fidelity Series Emerging Markets Opportunities Fund (a)	5,248,621	134,679,611
Fidelity Series International Growth Fund (a)	3,560,790	63,880,580
Fidelity Series International Small Cap Fund (a)	968,052	20,058,027
Fidelity Series International Value Fund (a)	5,886,081	63,863,976
Fidelity Series Overseas Fund (a)	5,074,242	63,986,193
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $295,178,929)		384,186,527

Bond Funds - 6.6%
Fidelity Series Emerging Markets Debt Fund (a)	560,287	5,087,406
Fidelity Series Emerging Markets Debt Local Currency Fund (a)	165,195	1,655,249
Fidelity Series Floating Rate High Income Fund (a)	106,634	979,966
Fidelity Series High Income Fund (a)	623,201	5,845,628
Fidelity Series Inflation-Protected Bond Index Fund (a)	1,740,896	18,697,228
Fidelity Series International Credit Fund (a)	27,747	276,910
Fidelity Series Investment Grade Bond Fund (a)	36,378	419,443
Fidelity Series Long-Term Treasury Bond Index Fund (a)	3,247,430	25,654,695
Fidelity Series Real Estate Income Fund (a)	324,306	3,583,583
TOTAL BOND FUNDS
(Cost $64,554,311)		62,200,108

Short-Term Funds - 0.8%
Fidelity Cash Central Fund 0.06% (b)	373,501	373,576
Fidelity Series Government Money Market Fund 0.08% (a)(c)	6,217,291	6,217,291
Fidelity Series Short-Term Credit Fund (a)	128,773	1,309,621
TOTAL SHORT-TERM FUNDS
(Cost $7,868,288)		7,900,488
TOTAL INVESTMENT IN SECURITIES - 100.1%
(Cost $752,482,319)		943,121,154
NET OTHER ASSETS (LIABILITIES) - (0.1)%		(667,153)
NET ASSETS - 100%		$942,454,001

Legend

 (a) Affiliated Fund

 (b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

 (c) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$1,599
Total	$1,599

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable.

Affiliated Underlying Funds

Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds, excluding any Money Market Central Funds, is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur.

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Fidelity Advisor Series Equity Growth Fund	$35,430,218	$22,501,562	$11,990,567	$11,251,167	$1,435,563	$11,961,171	$59,337,947
Fidelity Advisor Series Growth Opportunities Fund	22,869,943	17,393,322	11,907,710	9,468,592	1,915,814	10,992,282	41,263,651
Fidelity Advisor Series Small Cap Fund	15,070,858	4,491,539	5,489,426	823,877	372,454	12,402,318	26,847,743
Fidelity Series All-Sector Equity Fund	15,543,866	5,815,419	3,811,116	2,740,085	(318,742)	8,142,128	25,371,555
Fidelity Series Canada Fund	11,495,621	5,766,222	1,973,698	416,988	(46,607)	7,555,356	22,796,894
Fidelity Series Commodity Strategy Fund	19,435,487	8,038,240	7,184,045	90,717	(1,156,986)	6,899,070	26,031,766
Fidelity Series Emerging Markets Debt Fund	3,666,378	1,408,097	445,640	215,559	8,191	450,380	5,087,406
Fidelity Series Emerging Markets Debt Local Currency Fund	--	1,739,883	61,842	22,919	244	(23,036)	1,655,249
Fidelity Series Emerging Markets Fund	6,848,582	4,379,961	1,766,145	191,256	65,232	5,393,616	14,921,246
Fidelity Series Emerging Markets Opportunities Fund	64,104,304	35,758,572	14,154,285	3,696,694	531,097	48,439,923	134,679,611
Fidelity Series Floating Rate High Income Fund	738,252	238,368	105,671	37,896	(534)	109,551	979,966
Fidelity Series Government Money Market Fund 0.08%	17,416,116	11,635,259	22,834,084	18,973	--	--	6,217,291
Fidelity Series High Income Fund	4,472,076	1,273,072	535,796	289,452	2,202	634,074	5,845,628
Fidelity Series Inflation-Protected Bond Index Fund	12,449,254	7,827,195	2,437,199	220,270	8,015	849,963	18,697,228
Fidelity Series International Credit Fund	247,355	19,017	--	19,018	--	10,538	276,910
Fidelity Series International Growth Fund	48,743,741	20,274,011	16,290,629	8,515,170	714,254	10,439,203	63,880,580
Fidelity Series International Small Cap Fund	11,650,965	3,051,846	1,329,723	152,194	57,542	6,627,397	20,058,027
Fidelity Series International Value Fund	43,608,174	9,766,487	12,359,429	1,689,350	(414,329)	23,263,073	63,863,976
Fidelity Series Investment Grade Bond Fund	--	447,278	15,682	3,018	(34)	(12,119)	419,443
Fidelity Series Large Cap Stock Fund	57,573,265	18,997,626	17,124,292	4,428,261	788,490	32,437,340	92,672,429
Fidelity Series Large Cap Value Index Fund	6,016,237	1,968,511	1,482,062	198,614	65,396	3,433,925	10,002,007
Fidelity Series Long-Term Treasury Bond Index Fund	14,209,861	19,928,065	2,656,106	2,105,290	85,243	(5,912,368)	25,654,695
Fidelity Series Opportunistic Insights Fund	33,504,927	20,314,093	10,380,616	7,321,897	809,524	10,768,109	55,016,037
Fidelity Series Overseas Fund	40,426,611	12,118,257	7,974,998	660,110	(38,720)	19,455,043	63,986,193
Fidelity Series Real Estate Income Fund	2,419,316	807,416	444,304	189,156	(13,591)	814,746	3,583,583
Fidelity Series Short-Term Credit Fund	1,224,166	724,841	673,939	30,874	(2,529)	37,082	1,309,621
Fidelity Series Small Cap Opportunities Fund	19,062,767	5,671,038	6,533,867	641,855	359,047	14,578,864	33,137,849
Fidelity Series Stock Selector Large Cap Value Fund	35,558,943	10,836,009	10,266,555	1,222,376	250,004	22,313,335	58,691,736
Fidelity Series Value Discovery Fund	36,731,477	9,908,963	9,881,667	1,217,761	387,129	22,935,413	60,081,315
	$580,518,760	$263,100,169	$182,111,093	$57,879,389	$5,863,369	$274,996,377	$942,367,582

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of March 31, 2021, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Other Short-Term Investments and Net Other Assets	$379,996	$--	$379,996	$--
Domestic Equity Funds	488,454,035	488,454,035	--	--
International Equity Funds	384,186,527	384,186,527	--	--
Bond Funds	62,200,108	62,200,108	--	--
Short-Term Funds	7,900,488	7,900,488	--	--
Total Investments in Securities:	$943,121,154	$942,741,158	$379,996	$--

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor Freedom® 2055 Fund

Financial Statements

Statement of Assets and Liabilities

		March 31, 2021
Assets
Investment in securities, at value — See accompanying schedule: Unaffiliated issuers (cost $379,995)	$379,996
Fidelity Central Funds (cost $373,576)	373,576
Other affiliated issuers (cost $751,728,748)	942,367,582
Total Investment in Securities (cost $752,482,319)		$943,121,154
Cash		11,400
Receivable for investments sold		11,039,300
Receivable for fund shares sold		1,988,152
Distributions receivable from Fidelity Central Funds		23
Receivable for daily variation margin on futures contracts		10,579
Total assets		956,170,608
Liabilities
Payable for investments purchased	$11,327,518
Payable for fund shares redeemed	1,699,178
Accrued management fee	565,677
Distribution and service plan fees payable	124,234
Total liabilities		13,716,607
Net Assets		$942,454,001
Net Assets consist of:
Paid in capital		$716,897,346
Total accumulated earnings (loss)		225,556,655
Net Assets		$942,454,001
Net Asset Value and Maximum Offering Price
Class A:
Net Asset Value and redemption price per share ($299,926,611 ÷ 19,415,986 shares)(a)		$15.45
Maximum offering price per share (100/94.25 of $15.45)		$16.39
Class M:
Net Asset Value and redemption price per share ($115,868,615 ÷ 7,563,389 shares)(a)		$15.32
Maximum offering price per share (100/96.50 of $15.32)		$15.88
Class C:
Net Asset Value and offering price per share ($16,677,366 ÷ 1,099,846 shares)(a)		$15.16
Class I:
Net Asset Value, offering price and redemption price per share ($432,056,896 ÷ 27,814,142 shares)		$15.53
Class Z:
Net Asset Value, offering price and redemption price per share ($16,622,636 ÷ 1,079,192 shares)		$15.40
Class Z6:
Net Asset Value, offering price and redemption price per share ($61,301,877 ÷ 3,952,587 shares)		$15.51

 (a) Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Year ended March 31, 2021
Investment Income
Dividends:
Affiliated issuers		$12,854,846
Interest		1,447
Income from Fidelity Central Funds		1,599
Total income		12,857,892
Expenses
Management fee	$5,776,971
Distribution and service plan fees	1,293,055
Independent trustees' fees and expenses	2,200
Total expenses before reductions	7,072,226
Expense reductions	(206)
Total expenses after reductions		7,072,020
Net investment income (loss)		5,785,872
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	4
Fidelity Central Funds	(171)
Other affiliated issuers	5,908,913
Futures contracts	(591,562)
Capital gain distributions from underlying funds:
Affiliated issuers	45,024,543
Total net realized gain (loss)		50,341,727
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers	(684)
Fidelity Central Funds	(82)
Other affiliated issuers	274,996,377
Futures contracts	(58,047)
Total change in net unrealized appreciation (depreciation)		274,937,564
Net gain (loss)		325,279,291
Net increase (decrease) in net assets resulting from operations		$331,065,163

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Year ended March 31, 2021	Year ended March 31, 2020
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$5,785,872	$9,029,338
Net realized gain (loss)	50,341,727	31,945,278
Change in net unrealized appreciation (depreciation)	274,937,564	(106,103,640)
Net increase (decrease) in net assets resulting from operations	331,065,163	(65,129,024)
Distributions to shareholders	(41,079,048)	(44,853,483)
Share transactions - net increase (decrease)	68,800,212	64,611,189
Total increase (decrease) in net assets	358,786,327	(45,371,318)
Net Assets
Beginning of period	583,667,674	629,038,992
End of period	$942,454,001	$583,667,674

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Advisor Freedom 2055 Fund Class A

Years ended March 31,	2021	2020	2019	2018	2017
Selected Per–Share Data
Net asset value, beginning of period	$10.53	$12.58	$13.37	$12.19	$11.02
Income from Investment Operations
Net investment income (loss)A	.08	.15	.18	.11	.14
Net realized and unrealized gain (loss)	5.55	(1.36)	.15	1.51	1.51
Total from investment operations	5.63	(1.21)	.33	1.62	1.65
Distributions from net investment income	(.11)	(.15)	(.19)	(.13)	(.14)
Distributions from net realized gain	(.59)	(.69)	(.93)	(.32)	(.34)
Total distributions	(.71)B	(.84)	(1.12)	(.44)B	(.48)
Net asset value, end of period	$15.45	$10.53	$12.58	$13.37	$12.19
Total ReturnC,D	55.31%	(10.57)%	3.08%	13.40%	15.49%
Ratios to Average Net AssetsE,F
Expenses before reductions	1.00%	1.00%	.99%G	.88%	.25%
Expenses net of fee waivers, if any	1.00%	1.00%	.99%G	.88%	.25%
Expenses net of all reductions	1.00%	1.00%	.99%G	.88%	.25%
Net investment income (loss)	.63%	1.23%	1.41%	.81%	1.24%
Supplemental Data
Net assets, end of period (000 omitted)	$299,927	$196,016	$212,428	$209,824	$170,352
Portfolio turnover rateH	23%	35%	27%	18%	24%

 A Calculated based on average shares outstanding during the period.

 B Total distributions per share do not sum due to rounding.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Total returns do not include the effect of the sales charges.

 E Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 G On certain classes, the size and fluctuation of net assets and expense amounts may cause ratios to differ from contractual rates.

 H Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor Freedom 2055 Fund Class M

Years ended March 31,	2021	2020	2019	2018	2017
Selected Per–Share Data
Net asset value, beginning of period	$10.46	$12.51	$13.31	$12.14	$10.98
Income from Investment Operations
Net investment income (loss)A	.05	.12	.15	.07	.11
Net realized and unrealized gain (loss)	5.50	(1.36)	.15	1.52	1.51
Total from investment operations	5.55	(1.24)	.30	1.59	1.62
Distributions from net investment income	(.09)	(.13)	(.18)	(.11)	(.12)
Distributions from net realized gain	(.59)	(.68)	(.93)	(.31)	(.34)
Total distributions	(.69)B	(.81)	(1.10)B	(.42)	(.46)
Net asset value, end of period	$15.32	$10.46	$12.51	$13.31	$12.14
Total ReturnC,D	54.88%	(10.83)%	2.86%	13.15%	15.27%
Ratios to Average Net AssetsE,F
Expenses before reductions	1.25%	1.25%	1.25%	1.14%	.50%
Expenses net of fee waivers, if any	1.25%	1.25%	1.25%	1.14%	.50%
Expenses net of all reductions	1.25%	1.25%	1.25%	1.14%	.50%
Net investment income (loss)	.38%	.98%	1.16%	.56%	.99%
Supplemental Data
Net assets, end of period (000 omitted)	$115,869	$74,904	$83,858	$73,101	$58,052
Portfolio turnover rateG	23%	35%	27%	18%	24%

 A Calculated based on average shares outstanding during the period.

 B Total distributions per share do not sum due to rounding.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Total returns do not include the effect of the sales charges.

 E Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 G Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor Freedom 2055 Fund Class C

Years ended March 31,	2021	2020	2019	2018	2017
Selected Per–Share Data
Net asset value, beginning of period	$10.38	$12.44	$13.26	$12.11	$10.98
Income from Investment Operations
Net investment income (loss)A	(.02)	.06	.08	.01	.06
Net realized and unrealized gain (loss)	5.44	(1.36)	.16	1.51	1.49
Total from investment operations	5.42	(1.30)	.24	1.52	1.55
Distributions from net investment income	(.05)	(.09)	(.13)	(.06)	(.08)
Distributions from net realized gain	(.59)	(.68)	(.93)	(.31)	(.34)
Total distributions	(.64)	(.76)B	(1.06)	(.37)	(.42)
Net asset value, end of period	$15.16	$10.38	$12.44	$13.26	$12.11
Total ReturnC,D	54.07%	(11.29)%	2.32%	12.62%	14.62%
Ratios to Average Net AssetsE,F
Expenses before reductions	1.75%	1.75%	1.74%G	1.64%	1.00%
Expenses net of fee waivers, if any	1.75%	1.75%	1.74%G	1.64%	1.00%
Expenses net of all reductions	1.75%	1.75%	1.74%G	1.64%	1.00%
Net investment income (loss)	(.12)%	.48%	.66%	.05%	.49%
Supplemental Data
Net assets, end of period (000 omitted)	$16,677	$9,928	$10,991	$10,685	$8,529
Portfolio turnover rateH	23%	35%	27%	18%	24%

 A Calculated based on average shares outstanding during the period.

 B Total distributions per share do not sum due to rounding.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Total returns do not include the effect of the contingent deferred sales charge.

 E Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 G On certain classes, the size and fluctuation of net assets and expense amounts may cause ratios to differ from contractual rates.

 H Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor Freedom 2055 Fund Class I

Years ended March 31,	2021	2020	2019	2018	2017
Selected Per–Share Data
Net asset value, beginning of period	$10.57	$12.64	$13.43	$12.24	$11.06
Income from Investment Operations
Net investment income (loss)A	.12	.19	.21	.14	.17
Net realized and unrealized gain (loss)	5.57	(1.39)	.15	1.53	1.51
Total from investment operations	5.69	(1.20)	.36	1.67	1.68
Distributions from net investment income	(.14)	(.18)	(.22)	(.16)	(.16)
Distributions from net realized gain	(.59)	(.70)	(.93)	(.32)	(.34)
Total distributions	(.73)	(.87)B	(1.15)	(.48)	(.50)
Net asset value, end of period	$15.53	$10.57	$12.64	$13.43	$12.24
Total ReturnC	55.72%	(10.45)%	3.34%	13.74%	15.81%
Ratios to Average Net AssetsD,E
Expenses before reductions	.75%	.75%	.75%	.64%	- %F
Expenses net of fee waivers, if any	.75%	.75%	.75%	.64%	-%
Expenses net of all reductions	.75%	.75%	.75%	.64%	-%
Net investment income (loss)	.88%	1.48%	1.66%	1.05%	1.49%
Supplemental Data
Net assets, end of period (000 omitted)	$432,057	$273,147	$308,366	$249,432	$165,720
Portfolio turnover rateG	23%	35%	27%	18%	24%

 A Calculated based on average shares outstanding during the period.

 B Total distributions per share do not sum due to rounding.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 F Amount represents less than .005%.

 G Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor Freedom 2055 Fund Class Z

Years ended March 31,	2021	2020	2019 A
Selected Per–Share Data
Net asset value, beginning of period	$10.50	$12.58	$13.57
Income from Investment Operations
Net investment income (loss)B	.13	.20	.38
Net realized and unrealized gain (loss)	5.53	(1.36)	(.65)
Total from investment operations	5.66	(1.16)	(.27)
Distributions from net investment income	(.17)	(.20)	(.28)
Distributions from net realized gain	(.59)	(.71)	(.43)
Total distributions	(.76)	(.92)C	(.72)C
Net asset value, end of period	$15.40	$10.50	$12.58
Total ReturnD,E	55.82%	(10.28)%	(1.35)%
Ratios to Average Net AssetsF,G
Expenses before reductions	.64%	.65%H	.65%H,I
Expenses net of fee waivers, if any	.64%	.65%H	.65%H,I
Expenses net of all reductions	.64%	.65%H	.65%H,I
Net investment income (loss)	.99%	1.58%	6.29%I
Supplemental Data
Net assets, end of period (000 omitted)	$16,623	$5,767	$428
Portfolio turnover rateJ	23%	35%	27%

 A For the period October 2, 2018 (commencement of sale of shares) to March 31, 2019.

 B Calculated based on average shares outstanding during the period.

 C Total distributions per share do not sum due to rounding.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 H On certain classes, the size and fluctuation of net assets and expense amounts may cause ratios to differ from contractual rates.

 I Annualized

 J Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor Freedom 2055 Fund Class Z6

Years ended March 31,	2021	2020	2019	2018 A
Selected Per–Share Data
Net asset value, beginning of period	$10.55	$12.62	$13.42	$12.63
Income from Investment Operations
Net investment income (loss)B	.15	.22	.24	.47
Net realized and unrealized gain (loss)	5.57	(1.38)	.15	.69
Total from investment operations	5.72	(1.16)	.39	1.16
Distributions from net investment income	(.17)	(.21)	(.26)	(.19)
Distributions from net realized gain	(.59)	(.71)	(.93)	(.18)
Total distributions	(.76)	(.91)C	(1.19)	(.37)
Net asset value, end of period	$15.51	$10.55	$12.62	$13.42
Total ReturnD,E	56.14%	(10.22)%	3.59%	9.16%
Ratios to Average Net AssetsF,G
Expenses before reductions	.49%	.49%	.50%H	.50%H,I
Expenses net of fee waivers, if any	.49%	.49%	.50%H	.50%H,I
Expenses net of all reductions	.49%	.49%	.50%H	.50%H,I
Net investment income (loss)	1.14%	1.73%	1.91%	4.26%I
Supplemental Data
Net assets, end of period (000 omitted)	$61,302	$23,906	$12,968	$3,116
Portfolio turnover rateJ	23%	35%	27%	18%

 A For the period June 6, 2017 (commencement of sale of shares) to March 31, 2018.

 B Calculated based on average shares outstanding during the period.

 C Total distributions per share do not sum due to rounding.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 H On certain classes, the size and fluctuation of net assets and expense amounts may cause ratios to differ from contractual rates.

 I Annualized

 J Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor Freedom® 2060 Fund

Investment Summary (Unaudited)

The information in the following tables is based on the direct investments of the Fund.

Top Holdings as of March 31, 2021

% of fund's net assets
Fidelity Series Emerging Markets Opportunities Fund	14.3
Fidelity Series Large Cap Stock Fund	9.8
Fidelity Series Overseas Fund	6.8
Fidelity Series International Growth Fund	6.8
Fidelity Series International Value Fund	6.8
Fidelity Series Value Discovery Fund	6.4
Fidelity Advisor Series Equity Growth Fund	6.3
Fidelity Series Stock Selector Large Cap Value Fund	6.2
Fidelity Series Opportunistic Insights Fund	5.8
Fidelity Advisor Series Growth Opportunities Fund	4.4
73.6

Asset Allocation (% of fund's net assets)

Period end
Domestic Equity Funds	51.8%
International Equity Funds	40.8%
Bond Funds	6.6%
Short-Term Funds	0.8%
Short-Term Investments	0.1%
Net Other Assets (Liabilities)*	(0.1)%

 * Net Other Assets (Liabilities) are not included in the pie chart

Domestic Equity Funds category includes Fidelity Series Commodity Strategy Fund which invests in commodity-related investments.

Fidelity Advisor Freedom® 2060 Fund

Schedule of Investments March 31, 2021

Showing Percentage of Net Assets

U.S. Treasury Obligations - 0.1%
	Principal Amount	Value
U.S. Treasury Bills, yield at date of purchase 0.02% to 0.08% 4/1/21 to 6/17/21
(Cost $139,998)	140,000	139,999
	Shares	Value

Domestic Equity Funds - 51.8%
Fidelity Advisor Series Equity Growth Fund (a)	1,326,708	$22,089,691
Fidelity Advisor Series Growth Opportunities Fund (a)	910,562	15,361,183
Fidelity Advisor Series Small Cap Fund (a)	654,953	9,994,581
Fidelity Series All-Sector Equity Fund (a)	805,210	9,445,114
Fidelity Series Commodity Strategy Fund (a)	1,980,274	9,703,345
Fidelity Series Large Cap Stock Fund (a)	1,869,891	34,499,487
Fidelity Series Large Cap Value Index Fund (a)	253,472	3,723,505
Fidelity Series Opportunistic Insights Fund (a)	1,007,418	20,480,805
Fidelity Series Small Cap Opportunities Fund (a)	696,175	12,336,220
Fidelity Series Stock Selector Large Cap Value Fund (a)	1,531,148	21,849,485
Fidelity Series Value Discovery Fund (a)	1,404,948	22,366,767
TOTAL DOMESTIC EQUITY FUNDS
(Cost $149,847,710)		181,850,183

International Equity Funds - 40.8%
Fidelity Series Canada Fund (a)	664,579	8,486,679
Fidelity Series Emerging Markets Fund (a)	475,722	5,561,186
Fidelity Series Emerging Markets Opportunities Fund (a)	1,954,207	50,144,949
Fidelity Series International Growth Fund (a)	1,325,561	23,780,561
Fidelity Series International Small Cap Fund (a)	360,671	7,473,111
Fidelity Series International Value Fund (a)	2,191,746	23,780,441
Fidelity Series Overseas Fund (a)	1,888,957	23,819,753
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $114,904,302)		143,046,680

Bond Funds - 6.6%
Fidelity Series Emerging Markets Debt Fund (a)	209,094	1,898,578
Fidelity Series Emerging Markets Debt Local Currency Fund (a)	62,125	622,495
Fidelity Series Floating Rate High Income Fund (a)	39,816	365,913
Fidelity Series High Income Fund (a)	233,127	2,186,733
Fidelity Series Inflation-Protected Bond Index Fund (a)	649,063	6,970,932
Fidelity Series International Credit Fund (a)	3,692	36,850
Fidelity Series Investment Grade Bond Fund (a)	13,598	156,789
Fidelity Series Long-Term Treasury Bond Index Fund (a)	1,210,079	9,559,622
Fidelity Series Real Estate Income Fund (a)	120,729	1,334,059
TOTAL BOND FUNDS
(Cost $24,012,896)		23,131,971

Short-Term Funds - 0.8%
Fidelity Cash Central Fund 0.06% (b)	126,162	126,187
Fidelity Series Government Money Market Fund 0.08% (a)(c)	2,314,531	2,314,531
Fidelity Series Short-Term Credit Fund (a)	47,916	487,301
TOTAL SHORT-TERM FUNDS
(Cost $2,916,779)		2,928,019
TOTAL INVESTMENT IN SECURITIES - 100.1%
(Cost $291,821,685)		351,096,852
NET OTHER ASSETS (LIABILITIES) - (0.1)%		(217,440)
NET ASSETS - 100%		$350,879,412

Legend

 (a) Affiliated Fund

 (b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

 (c) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$474
Total	$474

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable.

Affiliated Underlying Funds

Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds, excluding any Money Market Central Funds, is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur.

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Fidelity Advisor Series Equity Growth Fund	$11,321,317	$10,622,507	$4,250,770	$3,982,214	$230,823	$4,165,814	$22,089,691
Fidelity Advisor Series Growth Opportunities Fund	7,305,630	7,993,080	4,192,330	3,351,569	345,118	3,909,685	15,361,183
Fidelity Advisor Series Small Cap Fund	4,827,166	2,767,085	2,031,669	291,672	80,239	4,351,760	9,994,581
Fidelity Series All-Sector Equity Fund	4,968,557	3,207,705	1,385,619	983,316	(47,881)	2,702,352	9,445,114
Fidelity Series Canada Fund	3,708,429	2,859,728	702,988	147,281	(14,096)	2,635,606	8,486,679
Fidelity Series Commodity Strategy Fund	6,216,251	4,033,470	2,547,112	31,269	(308,582)	2,309,318	9,703,345
Fidelity Series Emerging Markets Debt Fund	1,172,125	756,151	178,810	75,021	(716)	149,828	1,898,578
Fidelity Series Emerging Markets Debt Local Currency Fund	--	660,661	29,330	8,239	184	(9,020)	622,495
Fidelity Series Emerging Markets Fund	2,196,379	2,183,167	692,264	67,553	18,748	1,855,156	5,561,186
Fidelity Series Emerging Markets Opportunities Fund	20,506,511	18,393,666	5,512,244	1,305,144	205,675	16,551,341	50,144,949
Fidelity Series Floating Rate High Income Fund	253,138	120,328	47,338	14,059	(204)	39,989	365,913
Fidelity Series Government Money Market Fund 0.08%	5,554,313	4,522,853	7,762,635	6,469	--	--	2,314,531
Fidelity Series High Income Fund	1,430,114	757,519	215,045	101,005	588	213,557	2,186,733
Fidelity Series Inflation-Protected Bond Index Fund	3,980,302	3,559,528	856,493	77,987	1,416	286,179	6,970,932
Fidelity Series International Credit Fund	32,917	2,531	--	2,531	--	1,402	36,850
Fidelity Series International Growth Fund	15,539,738	10,163,673	5,605,933	3,007,672	(25,672)	3,708,755	23,780,561
Fidelity Series International Small Cap Fund	3,716,187	1,942,901	470,896	53,695	31,682	2,253,237	7,473,111
Fidelity Series International Value Fund	13,958,416	6,339,361	4,446,757	596,269	48,362	7,881,059	23,780,441
Fidelity Series Investment Grade Bond Fund	--	168,661	7,440	1,096	(10)	(4,422)	156,789
Fidelity Series Large Cap Stock Fund	18,416,531	10,844,820	6,356,521	1,541,371	55,520	11,539,137	34,499,487
Fidelity Series Large Cap Value Index Fund	1,917,689	1,152,045	564,630	70,288	10,302	1,208,099	3,723,505
Fidelity Series Long-Term Treasury Bond Index Fund	4,543,154	7,977,819	879,024	735,113	20,836	(2,103,163)	9,559,622
Fidelity Series Opportunistic Insights Fund	10,707,192	9,655,881	3,703,020	2,600,253	171,517	3,649,235	20,480,805
Fidelity Series Overseas Fund	12,942,340	7,224,432	2,985,856	233,214	4,504	6,634,333	23,819,753
Fidelity Series Real Estate Income Fund	796,485	427,752	173,561	68,066	(2,156)	285,539	1,334,059
Fidelity Series Short-Term Credit Fund	409,257	312,820	246,575	10,763	(798)	12,597	487,301
Fidelity Series Small Cap Opportunities Fund	6,102,355	3,447,325	2,396,266	225,202	61,444	5,121,362	12,336,220
Fidelity Series Stock Selector Large Cap Value Fund	11,382,253	6,486,861	3,881,142	432,500	73,491	7,788,022	21,849,485
Fidelity Series Value Discovery Fund	11,746,321	6,193,328	3,677,810	430,864	92,389	8,012,539	22,366,767
	$185,651,067	$134,777,658	$65,800,078	$20,451,695	$1,052,723	$95,149,296	$350,830,666

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of March 31, 2021, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Other Short-Term Investments and Net Other Assets	$139,999	$--	$139,999	$--
Domestic Equity Funds	181,850,183	181,850,183	--	--
International Equity Funds	143,046,680	143,046,680	--	--
Bond Funds	23,131,971	23,131,971	--	--
Short-Term Funds	2,928,019	2,928,019	--	--
Total Investments in Securities:	$351,096,852	$350,956,853	$139,999	$--

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor Freedom® 2060 Fund

Financial Statements

Statement of Assets and Liabilities

		March 31, 2021
Assets
Investment in securities, at value — See accompanying schedule: Unaffiliated issuers (cost $139,998)	$139,999
Fidelity Central Funds (cost $126,187)	126,187
Other affiliated issuers (cost $291,555,500)	350,830,666
Total Investment in Securities (cost $291,821,685)		$351,096,852
Cash		29,734
Receivable for investments sold		3,956,264
Receivable for fund shares sold		718,633
Distributions receivable from Fidelity Central Funds		8
Receivable for daily variation margin on futures contracts		4,408
Total assets		355,805,899
Liabilities
Payable for investments purchased	$4,418,466
Payable for fund shares redeemed	252,869
Accrued management fee	208,916
Distribution and service plan fees payable	46,236
Total liabilities		4,926,487
Net Assets		$350,879,412
Net Assets consist of:
Paid in capital		$280,326,037
Total accumulated earnings (loss)		70,553,375
Net Assets		$350,879,412
Net Asset Value and Maximum Offering Price
Class A:
Net Asset Value and redemption price per share ($113,936,260 ÷ 8,129,951 shares)(a)		$14.01
Maximum offering price per share (100/94.25 of $14.01)		$14.86
Class M:
Net Asset Value and redemption price per share ($41,641,825 ÷ 2,981,022 shares)(a)		$13.97
Maximum offering price per share (100/96.50 of $13.97)		$14.48
Class C:
Net Asset Value and offering price per share ($6,948,306 ÷ 499,268 shares)(a)		$13.92
Class I:
Net Asset Value, offering price and redemption price per share ($160,414,857 ÷ 11,385,937 shares)		$14.09
Class Z:
Net Asset Value, offering price and redemption price per share ($5,789,992 ÷ 413,623 shares)		$14.00
Class Z6:
Net Asset Value, offering price and redemption price per share ($22,148,172 ÷ 1,573,034 shares)		$14.08

 (a) Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Year ended March 31, 2021
Investment Income
Dividends:
Affiliated issuers		$4,526,517
Interest		487
Income from Fidelity Central Funds		474
Total income		4,527,478
Expenses
Management fee	$2,019,930
Distribution and service plan fees	455,557
Independent trustees' fees and expenses	754
Total expenses before reductions	2,476,241
Expense reductions	(97)
Total expenses after reductions		2,476,144
Net investment income (loss)		2,051,334
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	31
Fidelity Central Funds	(55)
Other affiliated issuers	1,066,203
Futures contracts	(222,603)
Capital gain distributions from underlying funds:
Affiliated issuers	15,925,178
Total net realized gain (loss)		16,768,754
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers	(214)
Fidelity Central Funds	(25)
Other affiliated issuers	95,149,296
Futures contracts	(24,988)
Total change in net unrealized appreciation (depreciation)		95,124,069
Net gain (loss)		111,892,823
Net increase (decrease) in net assets resulting from operations		$113,944,157

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Year ended March 31, 2021	Year ended March 31, 2020
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$2,051,334	$2,519,151
Net realized gain (loss)	16,768,754	8,617,852
Change in net unrealized appreciation (depreciation)	95,124,069	(34,949,643)
Net increase (decrease) in net assets resulting from operations	113,944,157	(23,812,640)
Distributions to shareholders	(12,480,436)	(11,164,327)
Share transactions - net increase (decrease)	62,757,239	71,887,699
Total increase (decrease) in net assets	164,220,960	36,910,732
Net Assets
Beginning of period	186,658,452	149,747,720
End of period	$350,879,412	$186,658,452

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Advisor Freedom 2060 Fund Class A

Years ended March 31,	2021	2020	2019	2018	2017
Selected Per–Share Data
Net asset value, beginning of period	$9.49	$11.31	$11.86	$10.76	$9.62
Income from Investment Operations
Net investment income (loss)A	.08	.14	.17	.10	.13
Net realized and unrealized gain (loss)	5.01	(1.24)	.13	1.34	1.33
Total from investment operations	5.09	(1.10)	.30	1.44	1.46
Distributions from net investment income	(.11)	(.14)	(.17)	(.11)	(.12)
Distributions from net realized gain	(.46)	(.58)	(.68)	(.23)	(.20)
Total distributions	(.57)	(.72)	(.85)	(.34)	(.32)
Net asset value, end of period	$14.01	$9.49	$11.31	$11.86	$10.76
Total ReturnB,C	55.28%	(10.65)%	3.09%	13.44%	15.55%
Ratios to Average Net AssetsD,E
Expenses before reductions	1.00%	1.00%	1.00%	.91%	.25%
Expenses net of fee waivers, if any	1.00%	1.00%	1.00%	.91%	.25%
Expenses net of all reductions	1.00%	1.00%	1.00%	.91%	.25%
Net investment income (loss)	.65%	1.25%	1.48%	.84%	1.30%
Supplemental Data
Net assets, end of period (000 omitted)	$113,936	$65,792	$55,732	$37,880	$18,482
Portfolio turnover rateF	24%	31%	27%	16%	32%

 A Calculated based on average shares outstanding during the period.

 B Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 C Total returns do not include the effect of the sales charges.

 D Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 F Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor Freedom 2060 Fund Class M

Years ended March 31,	2021	2020	2019	2018	2017
Selected Per–Share Data
Net asset value, beginning of period	$9.47	$11.29	$11.85	$10.77	$9.63
Income from Investment Operations
Net investment income (loss)A	.05	.11	.14	.07	.11
Net realized and unrealized gain (loss)	5.00	(1.23)	.14	1.33	1.33
Total from investment operations	5.05	(1.12)	.28	1.40	1.44
Distributions from net investment income	(.09)	(.12)	(.16)	(.10)	(.10)
Distributions from net realized gain	(.46)	(.58)	(.68)	(.22)	(.20)
Total distributions	(.55)	(.70)	(.84)	(.32)	(.30)
Net asset value, end of period	$13.97	$9.47	$11.29	$11.85	$10.77
Total ReturnB,C	55.00%	(10.87)%	2.82%	13.04%	15.29%
Ratios to Average Net AssetsD,E
Expenses before reductions	1.25%	1.25%	1.25%	1.16%	.50%
Expenses net of fee waivers, if any	1.25%	1.25%	1.25%	1.16%	.50%
Expenses net of all reductions	1.25%	1.25%	1.25%	1.16%	.50%
Net investment income (loss)	.40%	1.00%	1.23%	.59%	1.05%
Supplemental Data
Net assets, end of period (000 omitted)	$41,642	$21,680	$19,070	$12,628	$5,719
Portfolio turnover rateF	24%	31%	27%	16%	32%

 A Calculated based on average shares outstanding during the period.

 B Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 C Total returns do not include the effect of the sales charges.

 D Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 F Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor Freedom 2060 Fund Class C

Years ended March 31,	2021	2020	2019	2018	2017
Selected Per–Share Data
Net asset value, beginning of period	$9.46	$11.29	$11.87	$10.81	$9.68
Income from Investment Operations
Net investment income (loss)A	(.01)	.06	.08	.01	.06
Net realized and unrealized gain (loss)	4.98	(1.24)	.14	1.34	1.33
Total from investment operations	4.97	(1.18)	.22	1.35	1.39
Distributions from net investment income	(.05)	(.08)	(.12)	(.07)	(.06)
Distributions from net realized gain	(.46)	(.57)	(.68)	(.22)	(.20)
Total distributions	(.51)	(.65)	(.80)	(.29)	(.26)
Net asset value, end of period	$13.92	$9.46	$11.29	$11.87	$10.81
Total ReturnB,C	54.14%	(11.27)%	2.33%	12.53%	14.65%
Ratios to Average Net AssetsD,E
Expenses before reductions	1.75%	1.75%	1.75%	1.66%	1.00%
Expenses net of fee waivers, if any	1.75%	1.75%	1.75%	1.66%	1.00%
Expenses net of all reductions	1.75%	1.75%	1.75%	1.66%	1.00%
Net investment income (loss)	(.10)%	.50%	.72%	.09%	.55%
Supplemental Data
Net assets, end of period (000 omitted)	$6,948	$4,022	$3,723	$2,604	$1,209
Portfolio turnover rateF	24%	31%	27%	16%	32%

 A Calculated based on average shares outstanding during the period.

 B Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 C Total returns do not include the effect of the contingent deferred sales charge.

 D Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 F Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor Freedom 2060 Fund Class I

Years ended March 31,	2021	2020	2019	2018	2017
Selected Per–Share Data
Net asset value, beginning of period	$9.54	$11.36	$11.90	$10.80	$9.65
Income from Investment Operations
Net investment income (loss)A	.11	.17	.20	.13	.16
Net realized and unrealized gain (loss)	5.03	(1.24)	.13	1.33	1.33
Total from investment operations	5.14	(1.07)	.33	1.46	1.49
Distributions from net investment income	(.13)	(.16)	(.20)	(.13)	(.13)
Distributions from net realized gain	(.47)	(.59)	(.68)	(.23)	(.20)
Total distributions	(.59)B	(.75)	(.87)B	(.36)	(.34)B
Net asset value, end of period	$14.09	$9.54	$11.36	$11.90	$10.80
Total ReturnC	55.62%	(10.38)%	3.38%	13.63%	15.82%
Ratios to Average Net AssetsD,E
Expenses before reductions	.75%	.75%	.75%	.66%	- %F
Expenses net of fee waivers, if any	.75%	.75%	.75%	.66%	-%
Expenses net of all reductions	.75%	.75%	.75%	.66%	-%
Net investment income (loss)	.90%	1.50%	1.73%	1.09%	1.55%
Supplemental Data
Net assets, end of period (000 omitted)	$160,415	$87,182	$68,445	$43,513	$18,162
Portfolio turnover rateG	24%	31%	27%	16%	32%

 A Calculated based on average shares outstanding during the period.

 B Total distributions per share do not sum due to rounding.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 F Amount represents less than .005%.

 G Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor Freedom 2060 Fund Class Z

Years ended March 31,	2021	2020	2019 A
Selected Per–Share Data
Net asset value, beginning of period	$9.49	$11.32	$12.10
Income from Investment Operations
Net investment income (loss)B	.12	.18	.23
Net realized and unrealized gain (loss)	5.02	(1.23)	(.46)
Total from investment operations	5.14	(1.05)	(.23)
Distributions from net investment income	(.16)	(.18)	(.24)
Distributions from net realized gain	(.47)	(.60)	(.31)
Total distributions	(.63)	(.78)	(.55)
Net asset value, end of period	$14.00	$9.49	$11.32
Total ReturnC,D	55.88%	(10.32)%	(1.34)%
Ratios to Average Net AssetsE,F
Expenses before reductions	.65%G	.65%G	.64%G,H
Expenses net of fee waivers, if any	.65%G	.65%G	.64%G,H
Expenses net of all reductions	.65%G	.65%G	.64%G,H
Net investment income (loss)	1.00%	1.60%	4.28%H
Supplemental Data
Net assets, end of period (000 omitted)	$5,790	$1,514	$284
Portfolio turnover rateI	24%	31%	27%

 A For the period October 2, 2018 (commencement of sale of shares) to March 31, 2019.

 B Calculated based on average shares outstanding during the period.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 G On certain classes, the size and fluctuation of net assets and expense amounts may cause ratios to differ from contractual rates.

 H Annualized

 I Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor Freedom 2060 Fund Class Z6

Years ended March 31,	2021	2020	2019	2018 A
Selected Per–Share Data
Net asset value, beginning of period	$9.53	$11.36	$11.90	$11.16
Income from Investment Operations
Net investment income (loss)B	.14	.20	.23	.33
Net realized and unrealized gain (loss)	5.04	(1.25)	.13	.69
Total from investment operations	5.18	(1.05)	.36	1.02
Distributions from net investment income	(.15)	(.19)	(.22)	(.16)
Distributions from net realized gain	(.48)	(.60)	(.68)	(.13)
Total distributions	(.63)	(.78)C	(.90)	(.28)C
Net asset value, end of period	$14.08	$9.53	$11.36	$11.90
Total ReturnD,E	56.12%	(10.24)%	3.63%	9.14%
Ratios to Average Net AssetsF,G
Expenses before reductions	.49%	.50%H	.50%H	.50%H,I
Expenses net of fee waivers, if any	.49%	.50%H	.50%H	.50%H,I
Expenses net of all reductions	.49%	.50%H	.50%H	.50%H,I
Net investment income (loss)	1.15%	1.75%	1.98%	3.41%I
Supplemental Data
Net assets, end of period (000 omitted)	$22,148	$6,468	$2,493	$802
Portfolio turnover rateJ	24%	31%	27%	16%

 A For the period June 6, 2017 (commencement of sale of shares) to March 31, 2018.

 B Calculated based on average shares outstanding during the period.

 C Total distributions per share do not sum due to rounding.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 H On certain classes, the size and fluctuation of net assets and expense amounts may cause ratios to differ from contractual rates.

 I Annualized

 J Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor Freedom® 2065 Fund

Investment Summary (Unaudited)

The information in the following tables is based on the direct investments of the Fund.

Top Holdings as of March 31, 2021

% of fund's net assets
Fidelity Series Emerging Markets Opportunities Fund	14.3
Fidelity Series Large Cap Stock Fund	9.8
Fidelity Series Overseas Fund	6.8
Fidelity Series International Growth Fund	6.8
Fidelity Series International Value Fund	6.8
Fidelity Series Value Discovery Fund	6.4
Fidelity Advisor Series Equity Growth Fund	6.3
Fidelity Series Stock Selector Large Cap Value Fund	6.2
Fidelity Series Opportunistic Insights Fund	5.8
Fidelity Advisor Series Growth Opportunities Fund	4.4
73.6

Asset Allocation (% of fund's net assets)

Period end
Domestic Equity Funds	51.8%
International Equity Funds	40.8%
Bond Funds	6.7%
Short-Term Funds	0.8%
Net Other Assets (Liabilities)*	(0.1)%

 * Net Other Assets (Liabilities) are not included in the pie chart

Domestic Equity Funds category includes Fidelity Series Commodity Strategy Fund which invests in commodity-related investments.

Fidelity Advisor Freedom® 2065 Fund

Schedule of Investments March 31, 2021

Showing Percentage of Net Assets

Domestic Equity Funds - 51.8%
	Shares	Value
Fidelity Advisor Series Equity Growth Fund (a)	98,775	$1,644,596
Fidelity Advisor Series Growth Opportunities Fund (a)	67,799	1,143,777
Fidelity Advisor Series Small Cap Fund (a)	48,754	743,991
Fidelity Series All-Sector Equity Fund (a)	59,944	703,138
Fidelity Series Commodity Strategy Fund (a)	147,812	724,277
Fidelity Series Large Cap Stock Fund (a)	139,214	2,568,501
Fidelity Series Large Cap Value Index Fund (a)	18,871	277,216
Fidelity Series Opportunistic Insights Fund (a)	75,003	1,524,816
Fidelity Series Small Cap Opportunities Fund (a)	51,815	918,165
Fidelity Series Stock Selector Large Cap Value Fund (a)	114,001	1,626,789
Fidelity Series Value Discovery Fund (a)	104,604	1,665,291
TOTAL DOMESTIC EQUITY FUNDS
(Cost $11,824,178)		13,540,557

International Equity Funds - 40.8%
Fidelity Series Canada Fund (a)	49,471	631,747
Fidelity Series Emerging Markets Fund (a)	35,508	415,086
Fidelity Series Emerging Markets Opportunities Fund (a)	145,521	3,734,073
Fidelity Series International Growth Fund (a)	98,679	1,770,301
Fidelity Series International Small Cap Fund (a)	27,058	560,643
Fidelity Series International Value Fund (a)	162,983	1,768,366
Fidelity Series Overseas Fund (a)	140,605	1,773,028
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $9,355,009)		10,653,244

Bond Funds - 6.7%
Fidelity Series Emerging Markets Debt Fund (a)	15,684	142,410
Fidelity Series Emerging Markets Debt Local Currency Fund (a)	4,734	47,430
Fidelity Series Floating Rate High Income Fund (a)	3,061	28,127
Fidelity Series High Income Fund (a)	17,585	164,950
Fidelity Series Inflation-Protected Bond Index Fund (a)	48,559	521,521
Fidelity Series International Credit Fund (a)	524	5,232
Fidelity Series Investment Grade Bond Fund (a)	1,073	12,375
Fidelity Series Long-Term Treasury Bond Index Fund (a)	90,335	713,643
Fidelity Series Real Estate Income Fund (a)	8,987	99,307
TOTAL BOND FUNDS
(Cost $1,806,330)		1,734,995

Short-Term Funds - 0.8%
Fidelity Series Government Money Market Fund 0.08% (a)(b)	172,299	172,299
Fidelity Series Short-Term Credit Fund (a)	3,567	36,275
TOTAL SHORT-TERM FUNDS
(Cost $208,449)		208,574
TOTAL INVESTMENT IN SECURITIES - 100.1%
(Cost $23,193,966)		26,137,370
NET OTHER ASSETS (LIABILITIES) - (0.1)%		(16,421)
NET ASSETS - 100%		$26,120,949

Legend

 (a) Affiliated Fund

 (b) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds

Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds, excluding any Money Market Central Funds, is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur.

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Fidelity Advisor Series Equity Growth Fund	$339,223	$1,389,097	$205,652	$208,283	$(6,594)	$128,522	$1,644,596
Fidelity Advisor Series Growth Opportunities Fund	223,605	992,326	201,404	168,619	(662)	129,912	1,143,777
Fidelity Advisor Series Small Cap Fund	159,728	491,702	109,525	14,284	(2,187)	204,273	743,991
Fidelity Series All-Sector Equity Fund	154,360	530,201	84,059	55,263	(458)	103,094	703,138
Fidelity Series Canada Fund	126,311	453,559	71,488	7,522	(4,267)	127,632	631,747
Fidelity Series Commodity Strategy Fund	201,905	558,499	125,244	1,352	(3,734)	92,851	724,277
Fidelity Series Emerging Markets Debt Fund	38,924	125,153	25,638	3,600	(997)	4,968	142,410
Fidelity Series Emerging Markets Debt Local Currency Fund	--	51,752	3,242	464	(31)	(1,049)	47,430
Fidelity Series Emerging Markets Fund	72,011	312,921	47,265	3,446	(1,545)	78,964	415,086
Fidelity Series Emerging Markets Opportunities Fund	666,838	2,761,055	371,496	65,620	(12,608)	690,284	3,734,073
Fidelity Series Floating Rate High Income Fund	9,197	27,921	10,810	727	(90)	1,909	28,127
Fidelity Series Government Money Market Fund 0.08%	204,105	301,681	333,487	301	--	--	172,299
Fidelity Series High Income Fund	45,654	133,034	21,738	4,792	(183)	8,183	164,950
Fidelity Series Inflation-Protected Bond Index Fund	125,650	439,600	54,617	3,945	(49)	10,937	521,521
Fidelity Series International Credit Fund	2,999	2,740	594	341	(17)	104	5,232
Fidelity Series International Growth Fund	492,638	1,469,731	313,581	149,956	(6,746)	128,259	1,770,301
Fidelity Series International Small Cap Fund	118,950	401,717	55,297	2,764	469	94,804	560,643
Fidelity Series International Value Fund	444,926	1,248,506	277,971	29,481	(7,633)	360,538	1,768,366
Fidelity Series Investment Grade Bond Fund	--	18,965	6,427	59	(112)	(51)	12,375
Fidelity Series Large Cap Stock Fund	586,850	1,856,972	422,659	68,988	(3,958)	551,296	2,568,501
Fidelity Series Large Cap Value Index Fund	60,178	198,496	37,854	3,527	(711)	57,107	277,216
Fidelity Series Long-Term Treasury Bond Index Fund	143,957	764,463	81,363	35,098	(5,239)	(108,175)	713,643
Fidelity Series Opportunistic Insights Fund	316,634	1,295,468	198,925	141,394	(2,573)	114,212	1,524,816
Fidelity Series Overseas Fund	432,031	1,327,161	258,997	11,975	(8,310)	281,143	1,773,028
Fidelity Series Real Estate Income Fund	25,680	76,576	15,558	3,181	(1,143)	13,752	99,307
Fidelity Series Short-Term Credit Fund	23,791	26,276	14,411	595	(53)	672	36,275
Fidelity Series Small Cap Opportunities Fund	200,839	639,810	155,382	10,796	(1,188)	234,086	918,165
Fidelity Series Stock Selector Large Cap Value Fund	373,687	1,169,692	286,330	21,832	(8,056)	377,796	1,626,789
Fidelity Series Value Discovery Fund	369,715	1,175,401	254,711	21,753	(2,270)	377,156	1,665,291
	$5,960,386	$20,240,475	$4,045,725	$1,039,958	$(80,945)	$4,063,179	$26,137,370

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of March 31, 2021, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Domestic Equity Funds	$13,540,557	$13,540,557	$--	$--
International Equity Funds	10,653,244	10,653,244	--	--
Bond Funds	1,734,995	1,734,995	--	--
Short-Term Funds	208,574	208,574	--	--
Total Investments in Securities:	$26,137,370	$26,137,370	$--	$--

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor Freedom® 2065 Fund

Financial Statements

Statement of Assets and Liabilities

		March 31, 2021
Assets
Investment in securities, at value — See accompanying schedule:
Affiliated issuers (cost $23,193,966)	$26,137,370
Total Investment in Securities (cost $23,193,966)		$26,137,370
Cash		199
Receivable for investments sold		146,783
Receivable for fund shares sold		326,202
Total assets		26,610,554
Liabilities
Payable for investments purchased	$346,583
Payable for fund shares redeemed	126,328
Accrued management fee	14,060
Distribution and service plan fees payable	2,634
Total liabilities		489,605
Net Assets		$26,120,949
Net Assets consist of:
Paid in capital		$22,623,714
Total accumulated earnings (loss)		3,497,235
Net Assets		$26,120,949
Net Asset Value and Maximum Offering Price
Class A:
Net Asset Value and redemption price per share ($9,613,057 ÷ 752,506 shares)(a)		$12.77
Maximum offering price per share (100/94.25 of $12.77)		$13.55
Class M:
Net Asset Value and redemption price per share ($1,230,053 ÷ 96,380 shares)(a)		$12.76
Maximum offering price per share (100/96.50 of $12.76)		$13.22
Class C:
Net Asset Value and offering price per share ($433,545 ÷ 34,046 shares)(a)		$12.73
Class I:
Net Asset Value, offering price and redemption price per share ($11,782,081 ÷ 919,959 shares)		$12.81
Class Z:
Net Asset Value, offering price and redemption price per share ($534,991 ÷ 41,681 shares)		$12.84
Class Z6:
Net Asset Value, offering price and redemption price per share ($2,527,222 ÷ 196,669 shares)		$12.85

 (a) Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Year ended March 31, 2021
Investment Income
Dividends:
Affiliated issuers		$223,633
Expenses
Management fee	$94,972
Distribution and service plan fees	19,368
Independent trustees' fees and expenses	32
Total expenses		114,372
Net investment income (loss)		109,261
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	4
Affiliated issuers	(80,945)
Capital gain distributions from underlying funds:
Affiliated issuers	816,325
Total net realized gain (loss)		735,384
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Affiliated issuers	4,063,179
Total change in net unrealized appreciation (depreciation)		4,063,179
Net gain (loss)		4,798,563
Net increase (decrease) in net assets resulting from operations		$4,907,824

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Year ended March 31, 2021	For the period June 28, 2019 (commencement of operations) to March 31, 2020
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$109,261	$32,838
Net realized gain (loss)	735,384	85,456
Change in net unrealized appreciation (depreciation)	4,063,179	(1,119,775)
Net increase (decrease) in net assets resulting from operations	4,907,824	(1,001,481)
Distributions to shareholders	(354,944)	(54,165)
Share transactions - net increase (decrease)	15,608,234	7,015,481
Total increase (decrease) in net assets	20,161,114	5,959,835
Net Assets
Beginning of period	5,959,835	–
End of period	$26,120,949	$5,959,835

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Advisor Freedom 2065 Fund Class A

Years ended March 31,	2021	2020 A
Selected Per–Share Data
Net asset value, beginning of period	$8.47	$10.00
Income from Investment Operations
Net investment income (loss)B	.08	.12
Net realized and unrealized gain (loss)	4.53	(1.48)
Total from investment operations	4.61	(1.36)
Distributions from net investment income	(.10)	(.13)
Distributions from net realized gain	(.21)	(.04)
Total distributions	(.31)	(.17)
Net asset value, end of period	$12.77	$8.47
Total ReturnC,D	55.16%	(13.92)%
Ratios to Average Net AssetsE,F
Expenses before reductions	1.00%	1.01%G,H
Expenses net of fee waivers, if any	1.00%	1.01%G,H
Expenses net of all reductions	1.00%	1.01%G,H
Net investment income (loss)	.71%	1.60%G
Supplemental Data
Net assets, end of period (000 omitted)	$9,613	$1,980
Portfolio turnover rateI	31%	33%G

 A For the period June 28, 2019 (commencement of operations) to March 31, 2020.

 B Calculated based on average shares outstanding during the period.

 C Total returns for periods of less than one year are not annualized.

 D Total returns do not include the effect of the sales charges.

 E Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 G Annualized

 H On certain classes, the size and fluctuation of net assets and expense amounts may cause ratios to differ from contractual rates.

 I Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor Freedom 2065 Fund Class M

Years ended March 31,	2021	2020 A
Selected Per–Share Data
Net asset value, beginning of period	$8.47	$10.00
Income from Investment Operations
Net investment income (loss)B	.05	.10
Net realized and unrealized gain (loss)	4.53	(1.47)
Total from investment operations	4.58	(1.37)
Distributions from net investment income	(.08)	(.11)
Distributions from net realized gain	(.20)	(.04)
Total distributions	(.29)C	(.16)C
Net asset value, end of period	$12.76	$8.47
Total ReturnD,E	54.73%	(14.05)%
Ratios to Average Net AssetsF,G
Expenses before reductions	1.25%	1.25%H
Expenses net of fee waivers, if any	1.25%	1.25%H
Expenses net of all reductions	1.25%	1.25%H
Net investment income (loss)	.46%	1.35%H
Supplemental Data
Net assets, end of period (000 omitted)	$1,230	$332
Portfolio turnover rateI	31%	33%H

 A For the period June 28, 2019 (commencement of operations) to March 31, 2020.

 B Calculated based on average shares outstanding during the period.

 C Total distributions per share do not sum due to rounding.

 D Total returns for periods of less than one year are not annualized.

 E Total returns do not include the effect of the sales charges.

 F Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 H Annualized

 I Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor Freedom 2065 Fund Class C

Years ended March 31,	2021	2020 A
Selected Per–Share Data
Net asset value, beginning of period	$8.46	$10.00
Income from Investment Operations
Net investment income (loss)B	–C	.06
Net realized and unrealized gain (loss)	4.51	(1.47)
Total from investment operations	4.51	(1.41)
Distributions from net investment income	(.04)	(.09)
Distributions from net realized gain	(.20)	(.04)
Total distributions	(.24)	(.13)
Net asset value, end of period	$12.73	$8.46
Total ReturnD,E	53.95%	(14.38)%
Ratios to Average Net AssetsF,G
Expenses before reductions	1.75%	1.75%H
Expenses net of fee waivers, if any	1.75%	1.75%H
Expenses net of all reductions	1.75%	1.75%H
Net investment income (loss)	(.04)%	.86%H
Supplemental Data
Net assets, end of period (000 omitted)	$434	$183
Portfolio turnover rateI	31%	33%H

 A For the period June 28, 2019 (commencement of operations) to March 31, 2020.

 B Calculated based on average shares outstanding during the period.

 C Amount represents less than $.005 per share.

 D Total returns for periods of less than one year are not annualized.

 E Total returns do not include the effect of the contingent deferred sales charge.

 F Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 H Annualized

 I Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor Freedom 2065 Fund Class I

Years ended March 31,	2021	2020 A
Selected Per–Share Data
Net asset value, beginning of period	$8.48	$10.00
Income from Investment Operations
Net investment income (loss)B	.11	.14
Net realized and unrealized gain (loss)	4.55	(1.48)
Total from investment operations	4.66	(1.34)
Distributions from net investment income	(.12)	(.14)
Distributions from net realized gain	(.21)	(.04)
Total distributions	(.33)	(.18)
Net asset value, end of period	$12.81	$8.48
Total ReturnC	55.68%	(13.78)%
Ratios to Average Net AssetsD,E
Expenses before reductions	.75%	.75%F
Expenses net of fee waivers, if any	.75%	.75%F
Expenses net of all reductions	.75%	.75%F
Net investment income (loss)	.96%	1.85%F
Supplemental Data
Net assets, end of period (000 omitted)	$11,782	$2,383
Portfolio turnover rateG	31%	33%F

 A For the period June 28, 2019 (commencement of operations) to March 31, 2020.

 B Calculated based on average shares outstanding during the period.

 C Total returns for periods of less than one year are not annualized.

 D Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 F Annualized

 G Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor Freedom 2065 Fund Class Z

Years ended March 31,	2021	2020 A
Selected Per–Share Data
Net asset value, beginning of period	$8.49	$10.00
Income from Investment Operations
Net investment income (loss)B	.12	.15
Net realized and unrealized gain (loss)	4.56	(1.48)
Total from investment operations	4.68	(1.33)
Distributions from net investment income	(.12)	(.14)
Distributions from net realized gain	(.20)	(.04)
Total distributions	(.33)C	(.18)
Net asset value, end of period	$12.84	$8.49
Total ReturnD	55.80%	(13.68)%
Ratios to Average Net AssetsE,F
Expenses before reductions	.65%G	.64%H
Expenses net of fee waivers, if any	.65%G	.64%H
Expenses net of all reductions	.65%G	.64%H
Net investment income (loss)	1.07%	1.96%H
Supplemental Data
Net assets, end of period (000 omitted)	$535	$176
Portfolio turnover rateI	31%	33%H

 A For the period June 28, 2019 (commencement of operations) to March 31, 2020.

 B Calculated based on average shares outstanding during the period.

 C Total distributions per share do not sum due to rounding.

 D Total returns for periods of less than one year are not annualized.

 E Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 G On certain classes, the size and fluctuation of net assets and expense amounts may cause ratios to differ from contractual rates.

 H Annualized

 I Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor Freedom 2065 Fund Class Z6

Years ended March 31,	2021	2020 A
Selected Per–Share Data
Net asset value, beginning of period	$8.50	$10.00
Income from Investment Operations
Net investment income (loss)B	.14	.15
Net realized and unrealized gain (loss)	4.55	(1.47)
Total from investment operations	4.69	(1.32)
Distributions from net investment income	(.13)	(.14)
Distributions from net realized gain	(.21)	(.04)
Total distributions	(.34)	(.18)
Net asset value, end of period	$12.85	$8.50
Total ReturnC	55.97%	(13.58)%
Ratios to Average Net AssetsD,E
Expenses before reductions	.49%	.50%F,G
Expenses net of fee waivers, if any	.49%	.50%F,G
Expenses net of all reductions	.49%	.50%F,G
Net investment income (loss)	1.22%	2.11%F
Supplemental Data
Net assets, end of period (000 omitted)	$2,527	$905
Portfolio turnover rateH	31%	33%F
 A For the period June 28, 2019 (commencement of operations) to March 31, 2020.

 B Calculated based on average shares outstanding during the period.

 C Total returns for periods of less than one year are not annualized.

 D Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 F Annualized

 G On certain classes, the size and fluctuation of net assets and expense amounts may cause ratios to differ from contractual rates.

 H Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements

For the period ended March 31, 2021

1. Organization.

Fidelity Advisor Freedom Income Fund, Fidelity Advisor Freedom 2005 Fund, Fidelity Advisor Freedom 2010 Fund, Fidelity Advisor Freedom 2015 Fund, Fidelity Advisor Freedom 2020 Fund, Fidelity Advisor Freedom 2025 Fund, Fidelity Advisor Freedom 2030 Fund, Fidelity Advisor Freedom 2035 Fund, Fidelity Advisor Freedom 2040 Fund, Fidelity Advisor Freedom 2045 Fund, Fidelity Advisor Freedom 2050 Fund, Fidelity Advisor Freedom 2055 Fund, Fidelity Advisor Freedom 2060 Fund and Fidelity Advisor Freedom 2065 Fund (the Funds) are funds of Fidelity Aberdeen Street Trust (the Trust). The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Delaware statutory trust. Each Fund is authorized to issue an unlimited number of shares. Each Fund offers Class A, Class M, Class C, Class I, Class Z and Class Z6 shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Class C shares will automatically convert to Class A shares after a holding period of ten years from the initial date of purchase, with certain exceptions.

2. Investments in Fidelity Central Funds.

The Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Funds' Schedules of Investments list each of the Fidelity Central Funds held as of period end, if any, as an investment of each Fund, but do not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, each Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date ranged from less than .005% to .01%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds, which are not covered by the Funds' Report of Independent Registered Public Accounting Firm, are available on the SEC website or upon request.

3. Significant Accounting Policies.

Each Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. Each Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds (ETFs) but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of each Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of each Fund's investments to the Fair Value Committee (the Committee) established by each Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, each Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees each Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing each Fund's investments and ratifies the fair value determinations of the Committee. Each Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value each Fund's investments by major category are as follows. Investments in open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy. Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances. The aggregate value of investments by input level as of March 31, 2021 is included at the end of each Fund's Schedule of Investments.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investment Transactions and Income. For financial reporting purposes, the Funds' investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Income and capital gain distributions from any underlying mutual funds or exchange-traded funds (ETFs) are recorded on the ex-dividend date. Interest income is accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of each Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of each Fund. Each class differs with respect to distribution and service plan fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of each Fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds (ETFs). Although not included in each Fund's expenses, each Fund indirectly bears its proportionate share of any underlying mutual funds or exchange-traded funds (ETFs) expenses through the impact of these expenses on each underlying mutual fund's or exchange-traded fund's (ETFs) NAV. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, each Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. As of March 31, 2021, each Fund did not have any unrecognized tax benefits in the financial statements; nor is each Fund aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. Each Fund files a U.S. federal tax return, in addition to state and local tax returns as required. Each Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to the short-term gain distributions from the underlying mutual funds or exchange-traded funds (ETFs), futures contracts and losses deferred due to wash sales and excise tax regulations.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows for each Fund:

	Tax cost	Gross unrealized appreciation	Gross unrealized depreciation	Net unrealized appreciation (depreciation)
Fidelity Advisor Freedom Income Fund	$216,179,217	$23,458,308	$(1,049,338)	$22,408,970
Fidelity Advisor Freedom 2005 Fund	144,391,471	18,823,132	(670,973)	18,152,159
Fidelity Advisor Freedom 2010 Fund	321,813,524	54,327,160	(1,453,073)	52,874,087
Fidelity Advisor Freedom 2015 Fund	699,224,087	150,519,855	(3,594,922)	146,924,933
Fidelity Advisor Freedom 2020 Fund	1,727,914,081	405,320,106	(9,809,200)	395,510,906
Fidelity Advisor Freedom 2025 Fund	2,515,332,676	629,055,470	(17,005,425)	612,050,045
Fidelity Advisor Freedom 2030 Fund	2,722,978,734	754,304,736	(20,913,712)	733,391,024
Fidelity Advisor Freedom 2035 Fund	2,255,561,159	738,720,077	(18,153,309)	720,566,768
Fidelity Advisor Freedom 2040 Fund	1,977,788,222	727,002,286	(12,689,476)	714,312,810
Fidelity Advisor Freedom 2045 Fund	1,402,698,843	469,412,176	(8,951,479)	460,460,697
Fidelity Advisor Freedom 2050 Fund	1,180,299,878	384,893,860	(7,882,759)	377,011,101
Fidelity Advisor Freedom 2055 Fund	757,036,057	191,796,025	(5,710,928)	186,085,097
Fidelity Advisor Freedom 2060 Fund	293,970,042	59,342,584	(2,215,774)	57,126,810
Fidelity Advisor Freedom 2065 Fund	23,329,713	3,043,025	(235,368)	2,807,657

The tax-based components of distributable earnings as of period end were as follows for each Fund:

	Undistributed ordinary income	Undistributed long-term capital gain	Net unrealized appreciation (depreciation) on securities and other investments
Fidelity Advisor Freedom Income Fund	$379,010	$3,587,172	$22,408,970
Fidelity Advisor Freedom 2005 Fund	135,777	4,096,692	18,152,159
Fidelity Advisor Freedom 2010 Fund	206,469	13,367,706	52,874,087
Fidelity Advisor Freedom 2015 Fund	208,384	35,113,225	146,924,933
Fidelity Advisor Freedom 2020 Fund	146,557	97,127,564	395,510,906
Fidelity Advisor Freedom 2025 Fund	–	127,076,949	612,050,045
Fidelity Advisor Freedom 2030 Fund	–	146,757,799	733,391,024
Fidelity Advisor Freedom 2035 Fund	–	130,472,344	720,566,768
Fidelity Advisor Freedom 2040 Fund	–	126,053,830	714,312,810
Fidelity Advisor Freedom 2045 Fund	–	84,101,922	460,460,697
Fidelity Advisor Freedom 2050 Fund	–	68,318,876	377,011,101
Fidelity Advisor Freedom 2055 Fund	–	40,546,320	186,085,097
Fidelity Advisor Freedom 2060 Fund	240,017	13,581,989	57,126,810
Fidelity Advisor Freedom 2065 Fund	37,544	674,326	2,807,657

Certain of the Funds intend to elect to defer to the next fiscal year ordinary losses recognized during the period January 1, 2021 to March 31, 2021. Loss deferrals were as follows:

Ordinary Losses
Fidelity Advisor Freedom 2025 Fund	$(189,703)
Fidelity Advisor Freedom 2030 Fund	(996,710)
Fidelity Advisor Freedom 2035 Fund	(2,328,907)
Fidelity Advisor Freedom 2040 Fund	(3,362,119)
Fidelity Advisor Freedom 2045 Fund	(2,232,221)
Fidelity Advisor Freedom 2050 Fund	(1,453,159)
Fidelity Advisor Freedom 2055 Fund	(1,074,763)
Fidelity Advisor Freedom 2060 Fund	(395,440)
Fidelity Advisor Freedom 2065 Fund	(22,293)

The tax character of distributions paid was as follows:

March 31, 2021
	Ordinary Income	Long-term Capital Gains	Total
Fidelity Advisor Freedom Income Fund	$4,903,338	$3,547,237	$8,450,575
Fidelity Advisor Freedom 2005 Fund	3,369,244	4,917,972	8,287,216
Fidelity Advisor Freedom 2010 Fund	7,507,443	15,161,626	22,669,069
Fidelity Advisor Freedom 2015 Fund	16,439,105	43,621,022	60,060,127
Fidelity Advisor Freedom 2020 Fund	38,910,146	112,065,521	150,975,667
Fidelity Advisor Freedom 2025 Fund	51,432,326	135,071,926	186,504,252
Fidelity Advisor Freedom 2030 Fund	56,769,090	154,929,170	211,698,260
Fidelity Advisor Freedom 2035 Fund	39,667,243	129,573,073	169,240,316
Fidelity Advisor Freedom 2040 Fund	31,324,708	116,224,945	147,549,653
Fidelity Advisor Freedom 2045 Fund	22,705,866	68,379,974	91,085,840
Fidelity Advisor Freedom 2050 Fund	19,302,645	54,990,396	74,293,041
Fidelity Advisor Freedom 2055 Fund	11,788,471	29,290,577	41,079,048
Fidelity Advisor Freedom 2060 Fund	4,272,907	8,207,529	12,480,436
Fidelity Advisor Freedom 2065 Fund	234,329	120,615	354,944

March 31, 2020
	Ordinary Income	Long-term Capital Gains	Total
Fidelity Advisor Freedom Income Fund	$4,500,118	$3,621,398	$8,121,516
Fidelity Advisor Freedom 2005 Fund	3,261,005	4,431,052	7,692,057
Fidelity Advisor Freedom 2010 Fund	8,092,354	15,234,999	23,327,353
Fidelity Advisor Freedom 2015 Fund	18,079,246	45,391,251	63,470,497
Fidelity Advisor Freedom 2020 Fund	41,590,553	108,882,864	150,473,417
Fidelity Advisor Freedom 2025 Fund	53,592,916	138,075,197	191,668,113
Fidelity Advisor Freedom 2030 Fund	51,225,553	159,433,198	210,658,751
Fidelity Advisor Freedom 2035 Fund	38,802,718	143,386,555	182,189,273
Fidelity Advisor Freedom 2040 Fund	34,019,763	125,986,324	160,006,087
Fidelity Advisor Freedom 2045 Fund	23,411,851	79,458,740	102,870,591
Fidelity Advisor Freedom 2050 Fund	19,260,897	63,178,158	82,439,055
Fidelity Advisor Freedom 2055 Fund	11,660,750	33,192,733	44,853,483
Fidelity Advisor Freedom 2060 Fund	3,408,752	7,755,575	11,164,327
Fidelity Advisor Freedom 2065 Fund(a)	48,847	5,318	54,165

 (a) For the period June 28, 2019 (commencement of operations) to March 31, 2020.

4. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Funds' investment objective allows the Funds to enter into various types of derivative contracts, including futures contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Funds used derivatives to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Funds may not achieve their objectives.

The Funds' use of derivatives increased or decreased their exposure to the following risk:

Equity Risk	Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

The Funds are also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Funds will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Funds. Counterparty credit risk related to exchange-traded futures contracts may be mitigated by the protection provided by the exchange on which they trade.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. The Funds used futures contracts to manage their exposure to the stock market.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments (variation margin) are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin on futures contracts in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on futures contracts during the period is presented in the Statement of Operations.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The notional amount at value reflects each contract's exposure to the underlying instrument or index at period end and is representative of volume of activity during the period.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Advisor Freedom Income Fund	73,514,974	68,379,501
Fidelity Advisor Freedom 2005 Fund	50,301,975	56,121,972
Fidelity Advisor Freedom 2010 Fund	97,781,928	137,573,563
Fidelity Advisor Freedom 2015 Fund	222,956,437	305,706,123
Fidelity Advisor Freedom 2020 Fund	529,635,878	729,659,691
Fidelity Advisor Freedom 2025 Fund	791,148,758	841,333,208
Fidelity Advisor Freedom 2030 Fund	913,287,272	900,071,088
Fidelity Advisor Freedom 2035 Fund	745,853,578	689,466,320
Fidelity Advisor Freedom 2040 Fund	601,216,378	586,341,542
Fidelity Advisor Freedom 2045 Fund	440,153,362	392,917,181
Fidelity Advisor Freedom 2050 Fund	390,622,743	307,954,100
Fidelity Advisor Freedom 2055 Fund	263,100,169	182,111,093
Fidelity Advisor Freedom 2060 Fund	134,777,658	65,800,078
Fidelity Advisor Freedom 2065 Fund	20,240,475	4,045,725

6. Fees and Other Transactions with Affiliates.

Management Fee and Expense Contract. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Funds with investment management related services. Under the management contract, each Class of each Fund pays a monthly management fee that is set at an annual rate by referring to each Fund's target date, indicated by its name, such that the management fee rate applicable to each Class of each Fund is reduced as the fund approaches, and then passes, its target date. In addition, under the management contract, the investment adviser pays all ordinary operating expenses of each Fund, except distribution and service plan fees, fees and expenses of the independent Trustees, and certain miscellaneous expenses such as proxy and shareholder meeting expenses. For each Fund, with the exception of Fidelity Advisor Freedom 2065 Fund, the management fee is reduced by an amount equal to the fees and expenses paid by each Fund to the independent Trustees. For the reporting period, the total annual management fee rate for each Class of each Fund was as follows:

	Annual % of Class-Level Average Net Assets (Classes A, M, C, I)	Annual % of Class-Level Average Net Assets (Classes Z, Z6)
Fidelity Advisor Freedom Income Fund	.465%	.415%
Fidelity Advisor Freedom 2005 Fund	.465%	.415%
Fidelity Advisor Freedom 2010 Fund	.508%	.448%
Fidelity Advisor Freedom 2015 Fund	.550%	.482%
Fidelity Advisor Freedom 2020 Fund	.593%	.517%
Fidelity Advisor Freedom 2025 Fund	.635%	.552%
Fidelity Advisor Freedom 2030 Fund	.678%	.587%
Fidelity Advisor Freedom 2035 Fund	.720%	.622%
Fidelity Advisor Freedom 2040 Fund	.746%	.643%
Fidelity Advisor Freedom 2045 Fund	.746%	.643%
Fidelity Advisor Freedom 2050 Fund	.746%	.643%
Fidelity Advisor Freedom 2055 Fund	.746%	.643%
Fidelity Advisor Freedom 2060 Fund	.746%	.643%
Fidelity Advisor Freedom 2065 Fund	.746%	.643%

Under the expense contract, the investment adviser pays class-level expenses for Class Z6 of each Fund as necessary so that Class Z6 total expenses do not exceed certain amounts of Class Z6 average net assets on an annual basis with certain exceptions, as noted in the following table:

Annual % of Class-Level Average Net Assets (Class Z6)
Fidelity Advisor Freedom Income Fund	.365%
Fidelity Advisor Freedom 2005 Fund	.365%
Fidelity Advisor Freedom 2010 Fund	.384%
Fidelity Advisor Freedom 2015 Fund	.404%
Fidelity Advisor Freedom 2020 Fund	.423%
Fidelity Advisor Freedom 2025 Fund	.443%
Fidelity Advisor Freedom 2030 Fund	.462%
Fidelity Advisor Freedom 2035 Fund	.481%
Fidelity Advisor Freedom 2040 Fund	.493%
Fidelity Advisor Freedom 2045 Fund	.493%
Fidelity Advisor Freedom 2050 Fund	.493%
Fidelity Advisor Freedom 2055 Fund	.493%
Fidelity Advisor Freedom 2060 Fund	.493%
Fidelity Advisor Freedom 2065 Fund	.493%

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, each Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Company LLC (FDC), an affiliate of the investment adviser, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of each Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Fidelity Advisor Freedom Income Fund
Class A	-%	.25%	$174,300	$5,146
Class M	.25%	.25%	190,088	920
Class C	.75%	.25%	80,903	11,756
			$445,291	$17,822
Fidelity Advisor Freedom 2005 Fund
Class A	-%	.25%	$195,726	$8,438
Class M	.25%	.25%	111,342	2,098
Class C	.75%	.25%	16,724	1,342
			$323,792	$11,878
Fidelity Advisor Freedom 2010 Fund
Class A	-%	.25%	$425,363	$23,784
Class M	.25%	.25%	344,412	8,089
Class C	.75%	.25%	80,760	3,811
			$850,535	$35,684
Fidelity Advisor Freedom 2015 Fund
Class A	-%	.25%	$965,819	$38,108
Class M	.25%	.25%	671,010	8,670
Class C	.75%	.25%	216,530	18,562
			$1,853,359	$65,340
Fidelity Advisor Freedom 2020 Fund
Class A	-%	.25%	$2,194,721	$76,990
Class M	.25%	.25%	1,529,852	14,182
Class C	.75%	.25%	512,336	57,277
			$4,236,909	$148,449
Fidelity Advisor Freedom 2025 Fund
Class A	-%	.25%	$3,022,233	$99,278
Class M	.25%	.25%	2,059,626	17,558
Class C	.75%	.25%	578,851	87,268
			$5,660,710	$204,104
Fidelity Advisor Freedom 2030 Fund
Class A	-%	.25%	$3,087,594	$89,830
Class M	.25%	.25%	2,322,854	25,422
Class C	.75%	.25%	656,905	87,294
			$6,067,353	$202,546
Fidelity Advisor Freedom 2035 Fund
Class A	-%	.25%	$2,543,661	$72,297
Class M	.25%	.25%	1,923,362	13,712
Class C	.75%	.25%	471,239	81,679
			$4,938,262	$167,688
Fidelity Advisor Freedom 2040 Fund
Class A	-%	.25%	$2,264,547	$66,214
Class M	.25%	.25%	1,786,718	13,260
Class C	.75%	.25%	515,749	62,529
			$4,567,014	$142,003
Fidelity Advisor Freedom 2045 Fund
Class A	-%	.25%	$1,440,238	$42,587
Class M	.25%	.25%	1,135,204	8,327
Class C	.75%	.25%	291,309	49,573
			$2,866,751	$100,487
Fidelity Advisor Freedom 2050 Fund
Class A	-%	.25%	$1,153,639	$32,758
Class M	.25%	.25%	903,812	6,962
Class C	.75%	.25%	285,855	51,612
			$2,343,306	$91,332
Fidelity Advisor Freedom 2055 Fund
Class A	-%	.25%	$654,278	$17,271
Class M	.25%	.25%	498,408	2,669
Class C	.75%	.25%	140,369	30,560
			$1,293,055	$50,500
Fidelity Advisor Freedom 2060 Fund
Class A	-%	.25%	$236,706	$7,105
Class M	.25%	.25%	161,024	441
Class C	.75%	.25%	57,827	18,652
			$455,557	$26,198
Fidelity Advisor Freedom 2065 Fund
Class A	-%	.25%	$12,827	$583
Class M	.25%	.25%	3,652	924
Class C	.75%	.25%	2,889	2,839
			$19,368	$4,346

Sales Load. FDC may receive a front-end sales charge of up to 5.75% for selling Class A shares and 3.50% for selling Class M shares, some of which is paid to financial intermediaries for selling shares of each Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class M and Class C redemptions. The deferred sales charges are 1.00% for Class C shares, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class M shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Fidelity Advisor Freedom Income Fund
Class A	$9,813
Class M	832
Class C(a)	1,172
$11,817
Fidelity Advisor Freedom 2005 Fund
Class A	$4,237
Class M	575
Class C(a)	889
$5,701
Fidelity Advisor Freedom 2010 Fund
Class A	$4,371
Class M	1,056
Class C(a)	455
$5,882
Fidelity Advisor Freedom 2015 Fund
Class A	$10,811
Class M	1,584
Class C(a)	627
$13,022
Fidelity Advisor Freedom 2020 Fund
Class A	$33,036
Class M	11,747
Class C(a)	5,769
$50,552
Fidelity Advisor Freedom 2025 Fund
Class A	$70,683
Class M	18,367
Class C(a)	11,125
$100,175
Fidelity Advisor Freedom 2030 Fund
Class A	$94,060
Class M	23,503
Class C(a)	8,484
$126,047
Fidelity Advisor Freedom 2035 Fund
Class A	$70,889
Class M	21,599
Class C(a)	6,485
$98,973
Fidelity Advisor Freedom 2040 Fund
Class A	$81,703
Class M	18,476
Class C(a)	5,672
$105,851
Fidelity Advisor Freedom 2045 Fund
Class A	$54,064
Class M	14,241
Class C(a)	3,683
$71,988
Fidelity Advisor Freedom 2050 Fund
Class A	$69,488
Class M	12,425
Class C(a)	4,021
$85,934
Fidelity Advisor Freedom 2055 Fund
Class A	$47,542
Class M	8,254
Class C(a)	3,018
$58,814
Fidelity Advisor Freedom 2060 Fund
Class A	$26,125
Class M	4,486
Class C(a)	1,838
$32,449
Fidelity Advisor Freedom 2065 Fund
Class A	$5,085
Class M	407
Class C(a)	38
$5,530

 (a) When Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

Other. During the period, the investment adviser reimbursed the Funds for certain losses, which are included in Net Realized Gain (Loss) in each Fund's accompanying Statement of Operations, as follows:

Amount
Fidelity Advisor Freedom 2020 Fund	$32
Fidelity Advisor Freedom 2030 Fund	287
Fidelity Advisor Freedom 2035 Fund	2,095
Fidelity Advisor Freedom 2040 Fund	167,100
Fidelity Advisor Freedom 2045 Fund	103,796
Fidelity Advisor Freedom 2050 Fund	90,316
Fidelity Advisor Freedom 2055 Fund	45,544
Fidelity Advisor Freedom 2060 Fund	13,480

7. Expense Reductions.

Through arrangements with each applicable Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce each applicable Fund's or class' expenses. All of the applicable expense reductions are noted in the table below.

Custodian credits
Fidelity Advisor Freedom Income Fund	$244
Fidelity Advisor Freedom 2005 Fund	239
Fidelity Advisor Freedom 2010 Fund	212
Fidelity Advisor Freedom 2015 Fund	186
Fidelity Advisor Freedom 2020 Fund	163
Fidelity Advisor Freedom 2025 Fund	139
Fidelity Advisor Freedom 2030 Fund	105
Fidelity Advisor Freedom 2035 Fund	133
Fidelity Advisor Freedom 2040 Fund	135
Fidelity Advisor Freedom 2045 Fund	197
Fidelity Advisor Freedom 2050 Fund	194
Fidelity Advisor Freedom 2055 Fund	206
Fidelity Advisor Freedom 2060 Fund	97

8. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Year ended March 31, 2021	Year ended March 31, 2020
Fidelity Advisor Freedom Income Fund
Distributions to shareholders
Class A	$2,503,490	$2,423,973
Class M	1,249,086	1,282,366
Class C	240,051	224,542
Class I	3,329,671	3,187,584
Class Z	263,743	83,117
Class Z6	864,534	919,934
Total	$8,450,575	$8,121,516
Fidelity Advisor Freedom 2005 Fund
Distributions to shareholders
Class A	$3,910,338	$3,926,643
Class M	1,097,741	1,036,707
Class C	74,180	72,965
Class I	2,832,110	2,453,070
Class Z	183,519	95,869
Class Z6	189,328	106,803
Total	$8,287,216	$7,692,057
Fidelity Advisor Freedom 2010 Fund
Distributions to shareholders
Class A	$10,081,398	$10,723,120
Class M	3,927,446	3,931,541
Class C	422,688	507,619
Class I	7,177,521	7,362,100
Class Z	403,627	279,212
Class Z6	656,389	523,761
Total	$22,669,069	$23,327,353
Fidelity Advisor Freedom 2015 Fund
Distributions to shareholders
Class A	$27,672,273	$30,206,562
Class M	9,358,350	9,667,183
Class C	1,416,945	1,619,054
Class I	18,797,442	19,784,592
Class Z	1,331,324	950,751
Class Z6	1,483,793	1,242,355
Total	$60,060,127	$63,470,497
Fidelity Advisor Freedom 2020 Fund
Distributions to shareholders
Class A	$63,719,350	$66,525,410
Class M	21,269,262	21,770,194
Class C	3,397,942	3,483,167
Class I	53,936,603	53,090,515
Class Z	2,984,791	1,673,674
Class Z6	5,667,719	3,930,457
Total	$150,975,667	$150,473,417
Fidelity Advisor Freedom 2025 Fund
Distributions to shareholders
Class A	$77,221,818	$83,960,534
Class M	25,434,147	26,603,535
Class C	3,452,745	3,684,828
Class I	69,881,034	70,900,166
Class Z	3,230,478	1,699,890
Class Z6	7,284,030	4,819,160
Total	$186,504,252	$191,668,113
Fidelity Advisor Freedom 2030 Fund
Distributions to shareholders
Class A	$82,817,767	$87,803,333
Class M	30,496,305	31,097,792
Class C	4,109,512	4,193,696
Class I	82,119,171	80,313,250
Class Z	3,521,225	1,759,031
Class Z6	8,634,280	5,491,649
Total	$211,698,260	$210,658,751
Fidelity Advisor Freedom 2035 Fund
Distributions to shareholders
Class A	$65,732,045	$75,561,562
Class M	24,549,717	26,999,735
Class C	2,900,159	3,076,003
Class I	67,093,888	70,940,899
Class Z	2,607,386	1,304,695
Class Z6	6,357,121	4,306,379
Total	$169,240,316	$182,189,273
Fidelity Advisor Freedom 2040 Fund
Distributions to shareholders
Class A	$56,937,241	$65,818,691
Class M	22,132,767	24,948,228
Class C	3,098,014	3,509,869
Class I	57,743,231	61,089,389
Class Z	1,941,461	789,261
Class Z6	5,696,939	3,850,649
Total	$147,549,653	$160,006,087
Fidelity Advisor Freedom 2045 Fund
Distributions to shareholders
Class A	$32,635,427	$38,958,921
Class M	12,723,832	14,899,798
Class C	1,535,354	1,718,304
Class I	38,645,051	43,814,200
Class Z	1,446,099	640,990
Class Z6	4,100,077	2,838,378
Total	$91,085,840	$102,870,591
Fidelity Advisor Freedom 2050 Fund
Distributions to shareholders
Class A	$25,881,495	$29,698,088
Class M	10,022,376	11,795,835
Class C	1,485,553	1,660,794
Class I	32,688,315	36,991,678
Class Z	1,005,359	361,923
Class Z6	3,209,943	1,930,737
Total	$74,293,041	$82,439,055
Fidelity Advisor Freedom 2055 Fund
Distributions to shareholders
Class A	$13,547,758	$14,501,911
Class M	5,026,455	5,537,976
Class C	650,918	686,009
Class I	19,340,100	22,820,123
Class Z	559,593	182,309
Class Z6	1,954,224	1,125,155
Total	$41,079,048	$44,853,483
Fidelity Advisor Freedom 2060 Fund
Distributions to shareholders
Class A	$4,221,456	$3,975,561
Class M	1,378,867	1,289,398
Class C	232,094	231,466
Class I	5,923,577	5,368,074
Class Z	151,102	48,289
Class Z6	573,340	251,539
Total	$12,480,436	$11,164,327
Fidelity Advisor Freedom 2065 Fund(a)
Distributions to shareholders
Class A	$136,992	$16,986
Class M	17,678	3,436
Class C	5,872	2,276
Class I	156,022	23,019
Class Z	9,465	3,116
Class Z6	28,915	5,332
Total	$354,944	$54,165

 (a) For the period June 28, 2019 (commencement of operations) to March 31, 2020.

9. Share Transactions.

Share transactions for each class were as follows and may contain automatic conversions between classes or exchanges between affiliated funds:

	Shares	Shares	Dollars	Dollars
	Year ended March 31, 2021	Year ended March 31, 2020	Year ended March 31, 2021	Year ended March 31, 2020
Fidelity Advisor Freedom Income Fund
Class A
Shares sold	2,235,730	1,474,305	$25,345,484	$16,054,996
Reinvestment of distributions	217,623	217,652	2,438,663	2,374,345
Shares redeemed	(1,903,413)	(2,296,205)	(21,519,775)	(24,989,979)
Net increase (decrease)	549,940	(604,248)	$6,264,372	$(6,560,638)
Class M
Shares sold	704,662	1,045,095	$7,903,432	$11,406,267
Reinvestment of distributions	110,920	115,197	1,238,714	1,255,169
Shares redeemed	(1,123,480)	(1,255,464)	(12,702,451)	(13,615,186)
Net increase (decrease)	(307,898)	(95,172)	$(3,560,305)	$(953,750)
Class C
Shares sold	139,160	148,130	$1,573,537	$1,625,978
Reinvestment of distributions	20,169	19,450	224,976	211,662
Shares redeemed	(193,677)	(242,456)	(2,170,624)	(2,631,225)
Net increase (decrease)	(34,348)	(74,876)	$(372,111)	$(793,585)
Class I
Shares sold	2,421,023	2,861,021	$27,237,670	$31,331,217
Reinvestment of distributions	290,427	285,448	3,256,700	3,126,751
Shares redeemed	(2,997,761)	(2,935,596)	(34,042,397)	(31,912,962)
Net increase (decrease)	(286,311)	210,873	$(3,548,027)	$2,545,006
Class Z
Shares sold	821,174	349,390	$9,249,865	$3,804,519
Reinvestment of distributions	15,816	7,553	178,750	83,116
Shares redeemed	(359,725)	(130,745)	(4,110,384)	(1,438,486)
Net increase (decrease)	477,265	226,198	$5,318,231	$2,449,149
Class Z6
Shares sold	745,826	213,312	$8,408,823	$2,437,545
Reinvestment of distributions	77,081	59,710	864,533	663,526
Shares redeemed	(793,697)	(575,524)	(8,838,388)	(6,297,794)
Net increase (decrease)	29,210	(302,502)	$434,968	$(3,196,723)
Fidelity Advisor Freedom 2005 Fund
Class A
Shares sold	1,139,535	2,126,648	$13,359,648	$24,477,847
Reinvestment of distributions	327,516	333,117	3,782,165	3,811,456
Shares redeemed	(1,951,283)	(3,285,468)	(23,046,624)	(37,868,950)
Net increase (decrease)	(484,232)	(825,703)	$(5,904,811)	$(9,579,647)
Class M
Shares sold	466,737	675,503	$5,449,495	$7,757,805
Reinvestment of distributions	95,054	90,492	1,096,045	1,035,277
Shares redeemed	(831,095)	(818,053)	(9,660,283)	(9,258,163)
Net increase (decrease)	(269,304)	(52,058)	$(3,114,743)	$(465,081)
Class C
Shares sold	11,942	27,850	$139,247	$321,622
Reinvestment of distributions	5,961	5,945	68,876	68,180
Shares redeemed	(55,734)	(85,228)	(664,158)	(967,289)
Net increase (decrease)	(37,831)	(51,433)	$(456,035)	$(577,487)
Class I
Shares sold	1,700,893	1,895,410	$20,150,422	$21,602,810
Reinvestment of distributions	241,860	212,052	2,824,652	2,447,375
Shares redeemed	(1,685,295)	(2,098,573)	(20,053,782)	(24,092,280)
Net increase (decrease)	257,458	8,889	$2,921,292	$(42,095)
Class Z
Shares sold	125,383	330,618	$1,477,284	$3,792,311
Reinvestment of distributions	15,091	8,317	175,290	95,869
Shares redeemed	(61,170)	(87,924)	(726,061)	(996,354)
Net increase (decrease)	79,304	251,011	$926,513	$2,891,826
Class Z6
Shares sold	177,935	215,744	$2,104,847	$2,504,485
Reinvestment of distributions	16,185	9,274	189,328	106,802
Shares redeemed	(71,513)	(143,631)	(849,190)	(1,615,249)
Net increase (decrease)	122,607	81,387	$1,444,985	$996,038
Fidelity Advisor Freedom 2010 Fund
Class A
Shares sold	1,599,587	2,653,509	$19,312,106	$31,374,639
Reinvestment of distributions	838,641	895,022	9,924,521	10,562,784
Shares redeemed	(4,181,719)	(5,564,975)	(50,618,551)	(65,684,572)
Net increase (decrease)	(1,743,491)	(2,016,444)	$(21,381,924)	$(23,747,149)
Class M
Shares sold	815,263	1,039,036	$9,831,807	$12,253,878
Reinvestment of distributions	332,260	333,353	3,915,861	3,920,662
Shares redeemed	(1,489,485)	(1,555,210)	(17,897,383)	(18,091,595)
Net increase (decrease)	(341,962)	(182,821)	$(4,149,715)	$(1,917,055)
Class C
Shares sold	29,489	104,548	$356,202	$1,225,693
Reinvestment of distributions	35,634	42,133	415,816	493,186
Shares redeemed	(305,795)	(301,798)	(3,696,596)	(3,480,292)
Net increase (decrease)	(240,672)	(155,117)	$(2,924,578)	$(1,761,413)
Class I
Shares sold	1,911,784	2,389,125	$23,185,948	$28,347,243
Reinvestment of distributions	589,296	606,022	7,016,916	7,181,497
Shares redeemed	(3,148,979)	(4,367,927)	(38,451,422)	(51,980,482)
Net increase (decrease)	(647,899)	(1,372,780)	$(8,248,558)	$(16,451,742)
Class Z
Shares sold	125,517	555,656	$1,506,454	$6,535,070
Reinvestment of distributions	33,696	23,193	399,265	275,209
Shares redeemed	(176,541)	(62,574)	(2,150,314)	(732,555)
Net increase (decrease)	(17,328)	516,275	$(244,595)	$6,077,724
Class Z6
Shares sold	461,188	391,370	$5,669,947	$4,701,985
Reinvestment of distributions	55,059	44,154	656,389	523,761
Shares redeemed	(268,301)	(231,568)	(3,214,726)	(2,750,758)
Net increase (decrease)	247,946	203,956	$3,111,610	$2,474,988
Fidelity Advisor Freedom 2015 Fund
Class A
Shares sold	3,502,330	4,402,418	$42,131,861	$52,165,534
Reinvestment of distributions	2,358,486	2,543,008	27,384,704	29,945,413
Shares redeemed	(8,885,582)	(13,727,846)	(106,445,525)	(161,245,372)
Net increase (decrease)	(3,024,766)	(6,782,420)	$(36,928,960)	$(79,134,425)
Class M
Shares sold	1,024,650	1,450,657	$12,292,161	$17,063,991
Reinvestment of distributions	805,594	817,435	9,324,100	9,607,065
Shares redeemed	(2,727,467)	(3,610,651)	(32,664,160)	(42,260,524)
Net increase (decrease)	(897,223)	(1,342,559)	$(11,047,899)	$(15,589,468)
Class C
Shares sold	171,966	175,415	$2,062,866	$2,043,567
Reinvestment of distributions	122,932	137,152	1,411,622	1,599,094
Shares redeemed	(534,156)	(1,092,284)	(6,429,579)	(12,767,811)
Net increase (decrease)	(239,258)	(779,717)	$(2,955,091)	$(9,125,150)
Class I
Shares sold	3,628,024	5,287,109	$43,873,324	$62,997,820
Reinvestment of distributions	1,581,589	1,636,083	18,547,980	19,437,229
Shares redeemed	(7,072,887)	(10,477,798)	(85,706,324)	(124,546,232)
Net increase (decrease)	(1,863,274)	(3,554,606)	$(23,285,020)	$(42,111,183)
Class Z
Shares sold	507,928	1,597,817	$6,111,056	$18,810,995
Reinvestment of distributions	109,834	75,903	1,286,341	904,608
Shares redeemed	(467,841)	(299,339)	(5,484,948)	(3,522,651)
Net increase (decrease)	149,921	1,374,381	$1,912,449	$16,192,952
Class Z6
Shares sold	1,604,770	683,392	$19,826,691	$8,108,663
Reinvestment of distributions	123,912	102,968	1,467,914	1,220,747
Shares redeemed	(929,525)	(750,829)	(11,459,501)	(8,868,598)
Net increase (decrease)	799,157	35,531	$9,835,104	$460,812
Fidelity Advisor Freedom 2020 Fund
Class A
Shares sold	9,431,663	12,498,182	$125,196,295	$162,411,933
Reinvestment of distributions	4,894,091	5,079,983	62,805,611	65,809,040
Shares redeemed	(21,264,407)	(28,851,632)	(283,486,491)	(371,420,567)
Net increase (decrease)	(6,938,653)	(11,273,467)	$(95,484,585)	$(143,199,594)
Class M
Shares sold	3,173,253	4,286,801	$42,203,298	$55,583,047
Reinvestment of distributions	1,651,673	1,671,581	21,168,692	21,651,546
Shares redeemed	(6,874,405)	(8,770,608)	(91,487,432)	(112,935,739)
Net increase (decrease)	(2,049,479)	(2,812,226)	$(28,115,442)	$(35,701,146)
Class C
Shares sold	577,220	552,093	$7,614,882	$7,120,558
Reinvestment of distributions	263,593	265,912	3,341,676	3,410,332
Shares redeemed	(1,213,950)	(1,684,099)	(15,997,506)	(21,619,753)
Net increase (decrease)	(373,137)	(866,094)	$(5,040,948)	$(11,088,863)
Class I
Shares sold	12,183,389	15,187,982	$163,095,678	$198,644,077
Reinvestment of distributions	4,100,188	3,997,350	53,126,318	52,236,295
Shares redeemed	(20,178,633)	(24,252,070)	(271,153,691)	(315,446,604)
Net increase (decrease)	(3,895,056)	(5,066,738)	$(54,931,695)	$(64,566,232)
Class Z
Shares sold	966,136	2,921,609	$13,096,326	$38,182,521
Reinvestment of distributions	226,420	124,275	2,932,725	1,629,425
Shares redeemed	(813,593)	(397,746)	(10,921,495)	(5,086,628)
Net increase (decrease)	378,963	2,648,138	$5,107,556	$34,725,318
Class Z6
Shares sold	3,096,617	2,133,469	$42,057,610	$27,982,829
Reinvestment of distributions	429,405	298,986	5,599,835	3,907,905
Shares redeemed	(1,823,031)	(1,017,958)	(24,218,192)	(13,058,618)
Net increase (decrease)	1,702,991	1,414,497	$23,439,253	$18,832,116
Fidelity Advisor Freedom 2025 Fund
Class A
Shares sold	17,043,365	17,315,893	$231,352,969	$225,669,707
Reinvestment of distributions	5,898,781	6,441,432	76,586,993	83,564,674
Shares redeemed	(25,991,947)	(33,768,087)	(352,543,272)	(434,599,449)
Net increase (decrease)	(3,049,801)	(10,010,762)	$(44,603,310)	$(125,365,068)
Class M
Shares sold	4,717,527	5,595,595	$63,842,096	$72,849,182
Reinvestment of distributions	1,953,851	2,029,720	25,334,702	26,386,492
Shares redeemed	(8,475,764)	(8,866,357)	(114,413,281)	(115,146,507)
Net increase (decrease)	(1,804,386)	(1,241,042)	$(25,236,483)	$(15,910,833)
Class C
Shares sold	690,767	782,061	$9,279,485	$9,966,650
Reinvestment of distributions	270,239	284,019	3,416,666	3,620,205
Shares redeemed	(1,306,698)	(1,578,414)	(17,415,040)	(19,998,108)
Net increase (decrease)	(345,692)	(512,334)	$(4,718,889)	$(6,411,253)
Class I
Shares sold	18,869,667	23,304,850	$258,302,688	$306,164,622
Reinvestment of distributions	5,226,551	5,301,356	68,666,963	69,500,571
Shares redeemed	(24,331,686)	(30,671,243)	(331,324,363)	(400,738,293)
Net increase (decrease)	(235,468)	(2,065,037)	$(4,354,712)	$(25,073,100)
Class Z
Shares sold	1,443,507	3,394,075	$20,025,136	$44,603,333
Reinvestment of distributions	245,518	128,889	3,227,375	1,697,164
Shares redeemed	(695,804)	(620,071)	(9,461,355)	(7,982,193)
Net increase (decrease)	993,221	2,902,893	$13,791,156	$38,318,304
Class Z6
Shares sold	4,812,512	3,497,762	$66,455,017	$46,291,426
Reinvestment of distributions	548,252	376,735	7,262,722	4,935,899
Shares redeemed	(2,195,854)	(1,482,373)	(30,038,236)	(19,297,811)
Net increase (decrease)	3,164,910	2,392,124	$43,679,503	$31,929,514
Fidelity Advisor Freedom 2030 Fund
Class A
Shares sold	14,450,751	16,206,403	$210,607,852	$226,539,374
Reinvestment of distributions	5,898,819	6,265,438	82,034,909	87,212,669
Shares redeemed	(23,240,151)	(28,547,452)	(340,347,964)	(393,579,788)
Net increase (decrease)	(2,890,581)	(6,075,611)	$(47,705,203)	$(79,827,745)
Class M
Shares sold	5,351,504	6,485,892	$77,685,363	$90,170,952
Reinvestment of distributions	2,196,766	2,224,684	30,338,954	30,795,975
Shares redeemed	(8,158,254)	(9,040,278)	(117,825,483)	(124,863,441)
Net increase (decrease)	(609,984)	(329,702)	$(9,801,166)	$(3,896,514)
Class C
Shares sold	726,941	808,317	$10,441,689	$11,113,474
Reinvestment of distributions	301,248	303,489	4,072,149	4,134,298
Shares redeemed	(1,197,137)	(1,298,218)	(17,207,670)	(17,796,138)
Net increase (decrease)	(168,948)	(186,412)	$(2,693,832)	$(2,548,366)
Class I
Shares sold	20,320,256	22,989,540	$298,795,613	$322,959,549
Reinvestment of distributions	5,689,519	5,564,283	79,829,517	78,045,729
Shares redeemed	(23,835,499)	(27,132,171)	(349,410,864)	(380,597,580)
Net increase (decrease)	2,174,276	1,421,652	$29,214,266	$20,407,698
Class Z
Shares sold	1,197,642	3,216,856	$17,513,265	$44,863,622
Reinvestment of distributions	250,203	124,056	3,513,833	1,756,540
Shares redeemed	(591,462)	(433,722)	(8,545,973)	(6,132,293)
Net increase (decrease)	856,383	2,907,190	$12,481,125	$40,487,869
Class Z6
Shares sold	5,238,664	3,290,469	$79,128,455	$46,464,736
Reinvestment of distributions	605,508	391,952	8,610,966	5,510,782
Shares redeemed	(1,812,320)	(1,151,322)	(26,929,863)	(16,177,112)
Net increase (decrease)	4,031,852	2,531,099	$60,809,558	$35,798,406
Fidelity Advisor Freedom 2035 Fund
Class A
Shares sold	12,745,894	14,424,285	$180,877,431	$194,409,564
Reinvestment of distributions	4,931,603	5,596,454	65,328,886	75,230,574
Shares redeemed	(19,536,651)	(23,625,076)	(278,275,054)	(313,294,772)
Net increase (decrease)	(1,859,154)	(3,604,337)	$(32,068,737)	$(43,654,634)
Class M
Shares sold	5,027,991	5,593,464	$70,690,291	$74,655,471
Reinvestment of distributions	1,877,271	2,020,285	24,479,138	26,865,170
Shares redeemed	(7,420,144)	(7,432,819)	(104,431,074)	(98,813,575)
Net increase (decrease)	(514,882)	180,930	$(9,261,645)	$2,707,066
Class C
Shares sold	589,666	606,636	$8,101,471	$7,886,217
Reinvestment of distributions	226,626	232,876	2,870,863	3,028,444
Shares redeemed	(759,576)	(801,700)	(10,379,060)	(10,409,900)
Net increase (decrease)	56,716	37,812	$593,274	$504,761
Class I
Shares sold	18,572,423	21,186,294	$265,452,429	$286,873,574
Reinvestment of distributions	4,834,164	5,048,332	64,952,173	68,566,941
Shares redeemed	(21,055,945)	(22,548,007)	(299,130,740)	(306,098,532)
Net increase (decrease)	2,350,642	3,686,619	$31,273,862	$49,341,983
Class Z
Shares sold	1,027,427	2,554,133	$14,564,561	$34,771,823
Reinvestment of distributions	191,974	94,727	2,597,042	1,301,007
Shares redeemed	(329,885)	(417,420)	(4,629,276)	(5,727,643)
Net increase (decrease)	889,516	2,231,440	$12,532,327	$30,345,187
Class Z6
Shares sold	4,805,545	3,053,093	$71,285,133	$41,768,708
Reinvestment of distributions	464,398	323,069	6,356,350	4,397,759
Shares redeemed	(1,494,278)	(1,162,043)	(21,550,231)	(15,719,663)
Net increase (decrease)	3,775,665	2,214,119	$56,091,252	$30,446,804
Fidelity Advisor Freedom 2040 Fund
Class A
Shares sold	11,088,110	11,840,045	$168,289,951	$170,207,574
Reinvestment of distributions	4,031,211	4,564,793	56,477,993	65,435,695
Shares redeemed	(18,441,716)	(19,121,121)	(282,099,262)	(270,072,619)
Net increase (decrease)	(3,322,395)	(2,716,283)	$(57,331,318)	$(34,429,350)
Class M
Shares sold	4,007,260	4,528,005	$60,718,878	$64,920,774
Reinvestment of distributions	1,586,610	1,738,651	22,021,734	24,738,913
Shares redeemed	(6,292,100)	(7,082,606)	(94,677,902)	(101,386,761)
Net increase (decrease)	(698,230)	(815,950)	$(11,937,290)	$(11,727,074)
Class C
Shares sold	418,741	466,099	$6,191,883	$6,525,727
Reinvestment of distributions	229,971	251,909	3,082,923	3,492,400
Shares redeemed	(810,299)	(1,003,555)	(12,145,392)	(14,109,320)
Net increase (decrease)	(161,587)	(285,547)	$(2,870,586)	$(4,091,193)
Class I
Shares sold	16,269,650	17,756,004	$250,179,380	$255,999,975
Reinvestment of distributions	3,936,511	4,093,941	56,008,263	59,230,605
Shares redeemed	(19,052,246)	(18,933,830)	(292,128,846)	(274,181,249)
Net increase (decrease)	1,153,915	2,916,115	$14,058,797	$41,049,331
Class Z
Shares sold	1,077,828	1,724,653	$16,509,881	$24,792,851
Reinvestment of distributions	133,713	52,962	1,935,717	781,656
Shares redeemed	(369,652)	(224,624)	(5,689,099)	(3,265,403)
Net increase (decrease)	841,889	1,552,991	$12,756,499	$22,309,104
Class Z6
Shares sold	4,180,386	2,387,707	$66,988,095	$34,943,439
Reinvestment of distributions	390,936	269,193	5,694,932	3,906,074
Shares redeemed	(1,334,628)	(755,102)	(20,719,533)	(10,869,881)
Net increase (decrease)	3,236,694	1,901,798	$51,963,494	$27,979,632
Fidelity Advisor Freedom 2045 Fund
Class A
Shares sold	11,191,576	12,576,422	$133,453,232	$141,507,919
Reinvestment of distributions	2,950,953	3,477,587	32,543,699	38,917,915
Shares redeemed	(15,915,683)	(15,971,998)	(191,641,624)	(177,041,754)
Net increase (decrease)	(1,773,154)	82,011	$(25,644,693)	$3,384,080
Class M
Shares sold	3,854,236	4,672,530	$45,270,063	$51,891,372
Reinvestment of distributions	1,170,123	1,342,659	12,709,640	14,870,122
Shares redeemed	(5,470,768)	(5,380,024)	(63,750,883)	(59,627,514)
Net increase (decrease)	(446,409)	635,165	$(5,771,180)	$7,133,980
Class C
Shares sold	420,321	458,819	$4,815,222	$5,033,171
Reinvestment of distributions	144,445	157,375	1,529,287	1,711,388
Shares redeemed	(470,241)	(485,675)	(5,458,489)	(5,287,165)
Net increase (decrease)	94,525	130,519	$886,020	$1,457,394
Class I
Shares sold	16,525,488	20,017,077	$198,984,474	$225,404,118
Reinvestment of distributions	3,316,272	3,724,249	37,066,639	42,082,532
Shares redeemed	(18,908,867)	(19,394,240)	(226,787,258)	(220,868,936)
Net increase (decrease)	932,893	4,347,086	$9,263,855	$46,617,714
Class Z
Shares sold	927,795	1,883,456	$11,236,523	$21,330,846
Reinvestment of distributions	127,632	55,687	1,444,539	639,417
Shares redeemed	(273,947)	(279,216)	(3,187,870)	(3,168,961)
Net increase (decrease)	781,480	1,659,927	$9,493,192	$18,801,302
Class Z6
Shares sold	4,475,576	2,348,359	$55,829,092	$26,795,871
Reinvestment of distributions	357,495	257,658	4,100,077	2,917,396
Shares redeemed	(1,357,321)	(647,308)	(16,771,610)	(7,218,547)
Net increase (decrease)	3,475,750	1,958,709	$43,157,559	$22,494,720
Fidelity Advisor Freedom 2050 Fund
Class A
Shares sold	10,461,752	11,553,682	$123,898,202	$129,656,837
Reinvestment of distributions	2,350,241	2,653,369	25,805,835	29,642,295
Shares redeemed	(13,356,309)	(13,103,116)	(161,529,200)	(145,401,914)
Net increase (decrease)	(544,316)	1,103,935	$(11,825,163)	$13,897,218
Class M
Shares sold	3,666,000	4,348,376	$43,189,465	$48,432,256
Reinvestment of distributions	922,314	1,061,461	10,007,819	11,762,431
Shares redeemed	(4,896,373)	(5,471,716)	(57,671,647)	(60,880,969)
Net increase (decrease)	(308,059)	(61,879)	$(4,474,363)	$(686,282)
Class C
Shares sold	509,340	431,780	$5,940,775	$4,743,004
Reinvestment of distributions	139,713	151,640	1,480,154	1,653,252
Shares redeemed	(508,675)	(611,711)	(6,064,835)	(6,684,997)
Net increase (decrease)	140,378	(28,291)	$1,356,094	$(288,741)
Class I
Shares sold	15,204,297	17,804,353	$182,833,214	$200,570,042
Reinvestment of distributions	2,813,838	3,151,534	31,355,113	35,564,424
Shares redeemed	(15,355,290)	(17,873,584)	(184,145,720)	(204,260,577)
Net increase (decrease)	2,662,845	3,082,303	$30,042,607	$31,873,889
Class Z
Shares sold	920,087	1,300,654	$11,271,700	$14,723,895
Reinvestment of distributions	88,503	31,303	1,004,896	361,863
Shares redeemed	(285,489)	(179,414)	(3,386,319)	(2,046,070)
Net increase (decrease)	723,101	1,152,543	$8,890,277	$13,039,688
Class Z6
Shares sold	4,164,432	2,118,577	$51,802,873	$24,102,651
Reinvestment of distributions	279,485	178,369	3,208,831	2,013,088
Shares redeemed	(872,299)	(651,542)	(10,735,970)	(7,273,624)
Net increase (decrease)	3,571,618	1,645,404	$44,275,734	$18,842,115
Fidelity Advisor Freedom 2055 Fund
Class A
Shares sold	7,201,619	7,425,778	$95,780,791	$93,033,169
Reinvestment of distributions	1,100,380	1,162,536	13,481,125	14,475,535
Shares redeemed	(7,505,755)	(6,849,196)	(102,029,481)	(85,650,199)
Net increase (decrease)	796,244	1,739,118	$7,232,435	$21,858,505
Class M
Shares sold	2,323,581	2,558,602	$30,661,854	$31,817,231
Reinvestment of distributions	414,536	447,013	5,020,721	5,524,763
Shares redeemed	(2,338,534)	(2,546,903)	(31,319,085)	(31,732,087)
Net increase (decrease)	399,583	458,712	$4,363,490	$5,609,907
Class C
Shares sold	246,332	219,568	$3,195,857	$2,704,771
Reinvestment of distributions	54,530	56,069	649,972	686,005
Shares redeemed	(157,772)	(202,713)	(2,142,717)	(2,497,024)
Net increase (decrease)	143,090	72,924	$1,703,112	$893,752
Class I
Shares sold	9,698,105	12,405,149	$129,655,186	$155,504,060
Reinvestment of distributions	1,465,469	1,715,370	18,143,614	21,518,680
Shares redeemed	(9,182,324)	(12,690,451)	(122,933,697)	(163,071,693)
Net increase (decrease)	1,981,250	1,430,068	$24,865,103	$13,951,047
Class Z
Shares sold	646,572	627,717	$8,858,276	$7,952,014
Reinvestment of distributions	43,817	14,240	559,586	182,308
Shares redeemed	(160,552)	(126,620)	(2,148,115)	(1,539,918)
Net increase (decrease)	529,837	515,337	$7,269,747	$6,594,404
Class Z6
Shares sold	2,396,671	1,491,393	$33,205,378	$18,936,714
Reinvestment of distributions	154,674	92,350	1,954,044	1,160,720
Shares redeemed	(864,315)	(345,849)	(11,793,097)	(4,393,860)
Net increase (decrease)	1,687,030	1,237,894	$23,366,325	$15,703,574
Fidelity Advisor Freedom 2060 Fund
Class A
Shares sold	3,931,869	4,341,099	$47,411,935	$48,600,678
Reinvestment of distributions	377,693	351,563	4,207,497	3,973,334
Shares redeemed	(3,110,815)	(2,688,980)	(38,578,377)	(30,043,199)
Net increase (decrease)	1,198,747	2,003,682	$13,041,055	$22,530,813
Class M
Shares sold	1,510,467	1,320,400	$18,419,860	$14,892,485
Reinvestment of distributions	124,299	114,393	1,378,867	1,289,398
Shares redeemed	(941,887)	(835,109)	(11,571,055)	(9,421,193)
Net increase (decrease)	692,879	599,684	$8,227,672	$6,760,690
Class C
Shares sold	169,027	154,032	$1,992,858	$1,725,988
Reinvestment of distributions	21,271	20,633	231,734	231,410
Shares redeemed	(116,309)	(79,153)	(1,409,448)	(893,469)
Net increase (decrease)	73,989	95,512	$815,144	$1,063,929
Class I
Shares sold	5,738,684	6,260,268	$69,292,017	$70,805,650
Reinvestment of distributions	493,664	440,804	5,558,415	5,023,075
Shares redeemed	(3,989,277)	(3,584,371)	(48,515,420)	(41,078,932)
Net increase (decrease)	2,243,071	3,116,701	$26,335,012	$34,749,793
Class Z
Shares sold	301,152	184,538	$3,813,013	$2,099,627
Reinvestment of distributions	12,820	4,169	151,089	48,196
Shares redeemed	(59,901)	(54,214)	(725,312)	(614,581)
Net increase (decrease)	254,071	134,493	$3,238,790	$1,533,242
Class Z6
Shares sold	1,206,323	573,547	$15,062,917	$6,528,282
Reinvestment of distributions	49,814	22,373	573,340	256,501
Shares redeemed	(361,627)	(136,889)	(4,536,691)	(1,535,551)
Net increase (decrease)	894,510	459,031	$11,099,566	$5,249,232
Fidelity Advisor Freedom 2065 Fund(a)
Class A
Shares sold	739,669	270,091	$8,417,225	$2,643,573
Reinvestment of distributions	12,229	1,593	136,931	16,986
Shares redeemed	(233,138)	(37,938)	(2,703,211)	(368,426)
Net increase (decrease)	518,760	233,746	$5,850,945	$2,292,133
Class M
Shares sold	77,047	40,888	$871,743	$400,716
Reinvestment of distributions	1,597	322	17,678	3,436
Shares redeemed	(21,491)	(1,983)	(252,002)	(18,273)
Net increase (decrease)	57,153	39,227	$637,419	$385,879
Class C
Shares sold	13,545	21,460	$156,152	$213,694
Reinvestment of distributions	556	213	5,871	2,276
Shares redeemed	(1,727)	(1)	(18,627)	(15)
Net increase (decrease)	12,374	21,672	$143,396	$215,955
Class I
Shares sold	908,443	311,028	$10,525,557	$3,116,572
Reinvestment of distributions	13,914	2,157	156,022	23,019
Shares redeemed	(283,365)	(32,218)	(3,243,374)	(335,104)
Net increase (decrease)	638,992	280,967	$7,438,205	$2,804,487
Class Z
Shares sold	24,345	20,936	$282,306	$207,081
Reinvestment of distributions	847	292	9,465	3,116
Shares redeemed	(4,241)	(498)	(50,621)	(4,717)
Net increase (decrease)	20,951	20,730	$241,150	$205,480
Class Z6
Shares sold	183,979	106,399	$2,253,917	$1,110,643
Reinvestment of distributions	2,709	499	28,915	5,331
Shares redeemed	(96,498)	(419)	(985,713)	(4,427)
Net increase (decrease)	90,190	106,479	$1,297,119	$1,111,547

 (a) For the period June 28, 2019 (commencement of operations) to March 31, 2020.

10. Other.

The Funds' organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Funds. In the normal course of business, the Funds may also enter into contracts that provide general indemnifications. The Funds' maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Funds. The risk of material loss from such claims is considered remote.

The Funds do not invest in underlying mutual funds for the purpose of exercising management or control; however, investments by the Funds within their principal investment strategies may represent a significant portion of the underlying mutual fund's net assets. At the end of the period, the following Funds were the owners of record of 10% or more of the total outstanding shares of the following underlying mutual funds.

Fund	Fidelity Advisor Freedom 2025 Fund	Fidelity Advisor Freedom 2030 Fund	Fidelity Advisor Freedom 2035 Fund	Fidelity Advisor Freedom 2040 Fund	Fidelity Advisor Freedom 2045 Fund
Fidelity Advisor Series Equity Growth Fund	11%	13%	15%	15%	11%
Fidelity Advisor Series Growth Opportunities Fund	11%	13%	15%	15%	11%
Fidelity Advisor Series Small Cap Fund	11%	13%	15%	15%	11%

The Funds, in aggregate, were the owners of record of more than 20% of the total outstanding shares of the following underlying mutual funds.

Fund	% of shares held
Fidelity Advisor Series Equity Growth Fund	90%
Fidelity Advisor Series Growth Opportunities Fund	90%
Fidelity Advisor Series Small Cap Fund	90%

11. Coronavirus (COVID-19) Pandemic.

An outbreak of COVID-19 first detected in China during December 2019 has since spread globally and was declared a pandemic by the World Health Organization during March 2020. Developments that disrupt global economies and financial markets, such as the COVID-19 pandemic, may magnify factors that affect the Funds' performance.

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of Fidelity Aberdeen Street Trust and the Shareholders of Fidelity Advisor Freedom Income Fund, Fidelity Advisor Freedom 2005 Fund, Fidelity Advisor Freedom 2010 Fund, Fidelity Advisor Freedom 2015 Fund, Fidelity Advisor Freedom 2020 Fund, Fidelity Advisor Freedom 2025 Fund, Fidelity Advisor Freedom 2030 Fund, Fidelity Advisor Freedom 2035 Fund, Fidelity Advisor Freedom 2040 Fund, Fidelity Advisor Freedom 2045 Fund, Fidelity Advisor Freedom 2050 Fund, Fidelity Advisor Freedom 2055 Fund, Fidelity Advisor Freedom 2060 Fund and Fidelity Advisor Freedom 2065 Fund

Opinion on the Financial Statements and Financial Highlights

We have audited the accompanying statements of assets and liabilities of Fidelity Advisor Freedom Income Fund, Fidelity Advisor Freedom 2005 Fund, Fidelity Advisor Freedom 2010 Fund, Fidelity Advisor Freedom 2015 Fund, Fidelity Advisor Freedom 2020 Fund, Fidelity Advisor Freedom 2025 Fund, Fidelity Advisor Freedom 2030 Fund, Fidelity Advisor Freedom 2035 Fund, Fidelity Advisor Freedom 2040 Fund, Fidelity Advisor Freedom 2045 Fund, Fidelity Advisor Freedom 2050 Fund, Fidelity Advisor Freedom 2055 Fund, Fidelity Advisor Freedom 2060 Fund and Fidelity Advisor Freedom 2065 Fund (the “Funds”), each a fund of Fidelity Aberdeen Street Trust, including the schedules of investments, as of March 31, 2021, the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended, except for the statement of changes in net assets, and the financial highlights for the Fidelity Advisor Freedom 2065 Fund; which are for the year ended March 31, 2021, and for the period from June 28, 2019 (commencement of operations) to March 31, 2020; and the related notes. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Funds as of March 31, 2021, and the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended (or for the period mentioned above), in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements and financial highlights are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Funds are not required to have, nor were we engaged to perform, an audit of their internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Funds’ internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of March 31, 2021, by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

/s/ Deloitte & Touche LLP

Boston, Massachusetts

May 14, 2021

We have served as the auditor of one or more of the Fidelity investment companies since 1999.

Trustees and Officers

The Trustees, Members of the Advisory Board (if any), and officers of the trust and funds, as applicable, are listed below. The Board of Trustees governs each fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee each fund's activities, review contractual arrangements with companies that provide services to each fund, oversee management of the risks associated with such activities and contractual arrangements, and review each fund's performance.  If the interests of a fund and an underlying Fidelity® fund were to diverge, a conflict of interest could arise and affect how the Trustees and Members of the Advisory Board fulfill their fiduciary duties to the affected funds.  FMR has structured the funds to avoid these potential conflicts, although there may be situations where a conflict of interest is unavoidable. In such instances, FMR, the Trustees, and Members of the Advisory Board would take reasonable steps to minimize and, if possible, eliminate the conflict.  Each of the Trustees oversees 283 funds.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust.  Each Trustee who is not an interested person (as defined in the 1940 Act) of the trust and the funds is referred to herein as an Independent Trustee.  Each Independent Trustee shall retire not later than the last day of the calendar year in which his or her 75th birthday occurs.  The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees.  Officers and Advisory Board Members hold office without limit in time, except that any officer or Advisory Board Member may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

Each fund’s Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-877-208-0098.

Experience, Skills, Attributes, and Qualifications of the Trustees. The Governance and Nominating Committee has adopted a statement of policy that describes the experience, qualifications, attributes, and skills that are necessary and desirable for potential Independent Trustee candidates (Statement of Policy). The Board believes that each Trustee satisfied at the time he or she was initially elected or appointed a Trustee, and continues to satisfy, the standards contemplated by the Statement of Policy. The Governance and Nominating Committee also engages professional search firms to help identify potential Independent Trustee candidates who have the experience, qualifications, attributes, and skills consistent with the Statement of Policy. From time to time, additional criteria based on the composition and skills of the current Independent Trustees, as well as experience or skills that may be appropriate in light of future changes to board composition, business conditions, and regulatory or other developments, have also been considered by the professional search firms and the Governance and Nominating Committee. In addition, the Board takes into account the Trustees' commitment and participation in Board and committee meetings, as well as their leadership of standing and ad hoc committees throughout their tenure.

In determining that a particular Trustee was and continues to be qualified to serve as a Trustee, the Board has considered a variety of criteria, none of which, in isolation, was controlling. The Board believes that, collectively, the Trustees have balanced and diverse experience, qualifications, attributes, and skills, which allow the Board to operate effectively in governing each fund and protecting the interests of shareholders. Information about the specific experience, skills, attributes, and qualifications of each Trustee, which in each case led to the Board's conclusion that the Trustee should serve (or continue to serve) as a trustee of the funds, is provided below.

Board Structure and Oversight Function. Abigail P. Johnson is an interested person and currently serves as Chairman. The Trustees have determined that an interested Chairman is appropriate and benefits shareholders because an interested Chairman has a personal and professional stake in the quality and continuity of services provided to the funds. Independent Trustees exercise their informed business judgment to appoint an individual of their choosing to serve as Chairman, regardless of whether the Trustee happens to be independent or a member of management. The Independent Trustees have determined that they can act independently and effectively without having an Independent Trustee serve as Chairman and that a key structural component for assuring that they are in a position to do so is for the Independent Trustees to constitute a substantial majority for the Board. The Independent Trustees also regularly meet in executive session. Arthur E. Johnson serves as Chairman of the Independent Trustees and as such (i) acts as a liaison between the Independent Trustees and management with respect to matters important to the Independent Trustees and (ii) with management prepares agendas for Board meetings.

Fidelity® funds are overseen by different Boards of Trustees. The funds' Board oversees Fidelity's investment-grade bond, money market, asset allocation and certain equity funds, and other Boards oversee Fidelity's high income and other equity funds. The asset allocation funds may invest in Fidelity® funds that are overseen by such other Boards. The use of separate Boards, each with its own committee structure, allows the Trustees of each group of Fidelity® funds to focus on the unique issues of the funds they oversee, including common research, investment, and operational issues. On occasion, the separate Boards establish joint committees to address issues of overlapping consequences for the Fidelity® funds overseen by each Board.

The Trustees operate using a system of committees to facilitate the timely and efficient consideration of all matters of importance to the Trustees, each fund, and fund shareholders and to facilitate compliance with legal and regulatory requirements and oversight of the funds' activities and associated risks.  The Board, acting through its committees, has charged FMR and its affiliates with (i) identifying events or circumstances the occurrence of which could have demonstrably adverse effects on the funds' business and/or reputation; (ii) implementing processes and controls to lessen the possibility that such events or circumstances occur or to mitigate the effects of such events or circumstances if they do occur; and (iii) creating and maintaining a system designed to evaluate continuously business and market conditions in order to facilitate the identification and implementation processes described in (i) and (ii) above.  Because the day-to-day operations and activities of the funds are carried out by or through FMR, its affiliates, and other service providers, the funds' exposure to risks is mitigated but not eliminated by the processes overseen by the Trustees.  While each of the Board's committees has responsibility for overseeing different aspects of the funds' activities, oversight is exercised primarily through the Operations and Audit Committees.  In addition, an ad hoc Board committee of Independent Trustees has worked with FMR to enhance the Board's oversight of investment and financial risks, legal and regulatory risks, technology risks, and operational risks, including the development of additional risk reporting to the Board.  Appropriate personnel, including but not limited to the funds' Chief Compliance Officer (CCO), FMR's internal auditor, the independent accountants, the funds' Treasurer and portfolio management personnel, make periodic reports to the Board's committees, as appropriate, including an annual review of Fidelity's risk management program for the Fidelity® funds.  The responsibilities of each standing committee, including their oversight responsibilities, are described further under "Standing Committees of the Trustees."

Interested Trustees*:

Correspondence intended for a Trustee who is an interested person may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210.

Name, Year of Birth; Principal Occupations and Other Relevant Experience+

Abigail P. Johnson (1961)

Year of Election or Appointment: 2009

Trustee

Chairman of the Board of Trustees

Ms. Johnson also serves as Trustee of other Fidelity® funds. Ms. Johnson serves as Chairman (2016-present), Chief Executive Officer (2014-present), and Director (2007-present) of FMR LLC (diversified financial services company), President of Fidelity Financial Services (2012-present) and President of Personal, Workplace and Institutional Services (2005-present). Ms. Johnson is Chairman and Director of Fidelity Management & Research Company LLC (investment adviser firm, 2011-present). Previously, Ms. Johnson served as Chairman and Director of FMR Co., Inc. (investment adviser firm, 2011-2019), Vice Chairman (2007-2016) and President (2013-2016) of FMR LLC, President and a Director of Fidelity Management & Research Company (2001-2005), a Trustee of other investment companies advised by Fidelity Management & Research Company, Fidelity Investments Money Management, Inc. (investment adviser firm), and FMR Co., Inc. (2001-2005), Senior Vice President of the Fidelity® funds (2001-2005), and managed a number of Fidelity® funds. Ms. Abigail P. Johnson and Mr. Arthur E. Johnson are not related.

Jennifer Toolin McAuliffe (1959)

Year of Election or Appointment: 2016

Trustee

Ms. McAuliffe also serves as Trustee of other Fidelity® funds and as Trustee of Fidelity Charitable (2020-present). Previously, Ms. McAuliffe served as Co-Head of Fixed Income of Fidelity Investments Limited (now known as FIL Limited (FIL)) (diversified financial services company), Director of Research for FIL’s credit and quantitative teams in London, Hong Kong and Tokyo and Director of Research for taxable and municipal bonds at Fidelity Investments Money Management, Inc. Ms. McAuliffe previously served as a member of the Advisory Board of certain Fidelity® funds (2016). Ms. McAuliffe was previously a lawyer at Ropes & Gray LLP and currently serves as director or trustee of several not-for-profit entities.

 * Determined to be an “Interested Trustee” by virtue of, among other things, his or her affiliation with the trust or various entities under common control with FMR.

 + The information includes the Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to the Trustee's qualifications to serve as a Trustee, which led to the conclusion that the Trustee should serve as a Trustee for each fund.

Independent Trustees:

Correspondence intended for an Independent Trustee may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Year of Birth; Principal Occupations and Other Relevant Experience+

Elizabeth S. Acton (1951)

Year of Election or Appointment: 2013

Trustee

Ms. Acton also serves as Trustee of other Fidelity® funds. Prior to her retirement, Ms. Acton served as Executive Vice President, Finance (2011-2012), Executive Vice President, Chief Financial Officer (2002-2011) and Treasurer (2004-2005) of Comerica Incorporated (financial services). Prior to joining Comerica, Ms. Acton held a variety of positions at Ford Motor Company (1983-2002), including Vice President and Treasurer (2000-2002) and Executive Vice President and Chief Financial Officer of Ford Motor Credit Company (1998-2000). Ms. Acton currently serves as a member of the Board and Audit and Finance Committees of Beazer Homes USA, Inc. (homebuilding, 2012-present). Ms. Acton previously served as a member of the Advisory Board of certain Fidelity® funds (2013-2016).

Ann E. Dunwoody (1953)

Year of Election or Appointment: 2018

Trustee

General Dunwoody also serves as Trustee of other Fidelity® funds. General Dunwoody (United States Army, Retired) was the first woman in U.S. military history to achieve the rank of four-star general and prior to her retirement in 2012 held a variety of positions within the U.S. Army, including Commanding General, U.S. Army Material Command (2008-2012). General Dunwoody currently serves as President of First to Four LLC (leadership and mentoring services, 2012-present), a member of the Board and Nomination and Corporate Governance Committees of Kforce Inc. (professional staffing services, 2016-present) and a member of the Board of Automattic Inc. (software engineering, 2018-present). Previously, General Dunwoody served as a member of the Advisory Board and Nominating and Corporate Governance Committee of L3 Technologies, Inc. (communication, electronic, sensor and aerospace systems, 2013-2019) and a member of the Board and Audit and Sustainability and Corporate Responsibility Committees of Republic Services, Inc. (waste collection, disposal and recycling, 2013-2016). Ms. Dunwoody also serves on several boards for non-profit organizations, including as a member of the Board, Chair of the Nomination and Governance Committee and a member of the Audit Committee of Logistics Management Institute (consulting non-profit, 2012-present), a member of the Council of Trustees for the Association of the United States Army (advocacy non-profit, 2013-present), a member of the Board of Florida Institute of Technology (2015-present) and a member of the Board of ThanksUSA (military family education non-profit, 2014-present). General Dunwoody previously served as a member of the Advisory Board of certain Fidelity® funds (2018).

John Engler (1948)

Year of Election or Appointment: 2014

Trustee

Mr. Engler also serves as Trustee of other Fidelity® funds. Previously, Mr. Engler served as Governor of Michigan (1991-2003), President of the Business Roundtable (2011-2017) and interim President of Michigan State University (2018-2019). Mr. Engler currently serves as a member of the Board of Stride, Inc. (formerly K12 Inc.) (technology-based education company, 2012-present). Previously, Mr. Engler served as a member of the Board of Universal Forest Products (manufacturer and distributor of wood and wood-alternative products, 2003-2019) and Trustee of The Munder Funds (2003-2014). Mr. Engler previously served as a member of the Advisory Board of certain Fidelity® funds (2014-2016).

Robert F. Gartland (1951)

Year of Election or Appointment: 2010

Trustee

Mr. Gartland also serves as Trustee of other Fidelity® funds. Prior to his retirement, Mr. Gartland held a variety of positions at Morgan Stanley (financial services, 1979-2007), including Managing Director (1987-2007) and Chase Manhattan Bank (1975-1978). Mr. Gartland previously served as Chairman and an investor in Gartland & Mellina Group Corp. (consulting, 2009-2019), as a member of the Board of National Securities Clearing Corporation (1993-1996) and as Chairman of TradeWeb (2003-2004).

Arthur E. Johnson (1947)

Year of Election or Appointment: 2008

Trustee

Chairman of the Independent Trustees

Mr. Johnson also serves as Trustee of other Fidelity® funds. Prior to his retirement, Mr. Johnson served as Senior Vice President of Corporate Strategic Development of Lockheed Martin Corporation (defense contractor, 1999-2009). Mr. Johnson currently serves as a member of the Board of Booz Allen Hamilton (management consulting, 2011-present). Mr. Johnson previously served as a member of the Board of Eaton Corporation plc (diversified power management, 2009-2019) and a member of the Board of AGL Resources, Inc. (holding company, 2002-2016). Mr. Johnson previously served as Vice Chairman (2015-2018) of the Independent Trustees of certain Fidelity® funds. Mr. Arthur E. Johnson is not related to Ms. Abigail P. Johnson.

Michael E. Kenneally (1954)

Year of Election or Appointment: 2009

Trustee

Vice Chairman of the Independent Trustees

Mr. Kenneally also serves as Trustee of other Fidelity® funds. Prior to his retirement, Mr. Kenneally served as Chairman and Global Chief Executive Officer of Credit Suisse Asset Management and as Executive Vice President and Chief Investment Officer for Bank of America Corporation, where he was responsible for the bank’s money-management products. Previously at Bank of America, Mr. Kenneally managed the principal investment research functions and also spent more than a decade as portfolio manager for various equity and fixed-income funds and institutional accounts. He began his career as a research analyst in 1983 and was awarded the Chartered Financial Analyst (CFA) designation in 1991.

Marie L. Knowles (1946)

Year of Election or Appointment: 2001

Trustee

Ms. Knowles also serves as Trustee of other Fidelity® funds. Prior to her retirement, Ms. Knowles held several positions at Atlantic Richfield Company (diversified energy), including Executive Vice President and Chief Financial Officer (1996-2000), Senior Vice President (1993-1996) and President of ARCO Transportation Company (pipeline and tanker operations, 1993-1996). Ms. Knowles currently serves as a member of the Board of McKesson Corporation (healthcare service, since 2002), a member of the Board of the Santa Catalina Island Company (real estate, 2009-present), a member of the Investment Company Institute Board of Governors and a member of the Governing Council of the Independent Directors Council (2014-present). Ms. Knowles also serves as a member of the Advisory Board for the School of Engineering of the University of Southern California. Ms. Knowles previously served as Chairman (2015-2018) and Vice Chairman (2012-2015) of the Independent Trustees of certain Fidelity® funds.

Mark A. Murray (1954)

Year of Election or Appointment: 2016

Trustee

Mr. Murray also serves as Trustee of other Fidelity® funds. Previously, Mr. Murray served as Co-Chief Executive Officer (2013-2016), President (2006-2013) and Vice Chairman (2013-2020) of Meijer, Inc. Mr. Murray serves as a member of the Board (2009-present) and Public Policy and Responsibility Committee (2009-present) and Chair of the Nuclear Review Committee (2019-present) of DTE Energy Company (diversified energy company). Mr. Murray previously served as a member of the Board of Spectrum Health (not-for-profit health system, 2015-2019) and as a member of the Board and Audit Committee and Chairman of the Nominating and Corporate Governance Committee of Universal Forest Products, Inc. (manufacturer and distributor of wood and wood-alternative products, 2004-2016). Mr. Murray also serves as a member of the Board of many community and professional organizations. Mr. Murray previously served as a member of the Advisory Board of certain Fidelity® funds (2016).

 + The information includes the Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to the Trustee's qualifications to serve as a Trustee, which led to the conclusion that the Trustee should serve as a Trustee for each fund.

Advisory Board Members and Officers:

Correspondence intended for an officer may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210.  Officers appear below in alphabetical order.

Name, Year of Birth; Principal Occupation

Craig S. Brown (1977)

Year of Election or Appointment: 2019

Assistant Treasurer

Mr. Brown also serves as Assistant Treasurer of other funds. Mr. Brown is an employee of Fidelity Investments (2013-present).

John J. Burke III (1964)

Year of Election or Appointment: 2018

Chief Financial Officer

Mr. Burke also serves as Chief Financial Officer of other funds. Mr. Burke serves as Head of Investment Operations for Fidelity Fund and Investment Operations (2018-present) and is an employee of Fidelity Investments (1998-present). Previously Mr. Burke served as head of Asset Management Investment Operations (2012-2018).

David J. Carter (1973)

Year of Election or Appointment: 2020

Assistant Secretary

Mr. Carter also serves as Assistant Secretary of other funds. Mr. Carter serves as Vice President, Associate General Counsel (2010-present) and is an employee of Fidelity Investments (2005-present).

Jonathan Davis (1968)

Year of Election or Appointment: 2010

Assistant Treasurer

Mr. Davis also serves as Assistant Treasurer of other funds. Mr. Davis serves as Assistant Treasurer of FMR Capital, Inc. (2017-present) and is an employee of Fidelity Investments. Previously, Mr. Davis served as Vice President and Associate General Counsel of FMR LLC (diversified financial services company, 2003-2010).

Laura M. Del Prato (1964)

Year of Election or Appointment: 2018

President and Treasurer

Ms. Del Prato also serves as an officer of other funds. Ms. Del Prato is an employee of Fidelity Investments (2017-present). Previously, Ms. Del Prato served as President and Treasurer of The North Carolina Capital Management Trust: Cash Portfolio and Term Portfolio (2018-2020). Prior to joining Fidelity Investments, Ms. Del Prato served as a Managing Director and Treasurer of the JPMorgan Mutual Funds (2014-2017). Prior to JPMorgan, Ms. Del Prato served as a partner at Cohen Fund Audit Services (accounting firm, 2012-2013) and KPMG LLP (accounting firm, 2004-2012).

Colm A. Hogan (1973)

Year of Election or Appointment: 2016

Assistant Treasurer

Mr. Hogan also serves as an officer of other funds. Mr. Hogan serves as Assistant Treasurer of FMR Capital, Inc. (2017-present) and is an employee of Fidelity Investments (2005-present). Previously, Mr. Hogan served as Deputy Treasurer of certain Fidelity® funds (2016-2020) and Assistant Treasurer of certain Fidelity® funds (2016-2018).

Cynthia Lo Bessette (1969)

Year of Election or Appointment: 2019

Secretary and Chief Legal Officer (CLO)

Ms. Lo Bessette also serves as an officer of other funds. Ms. Lo Bessette serves as CLO, Secretary, and Senior Vice President of Fidelity Management & Research Company LLC (investment adviser firm, 2019-present); and CLO of Fidelity Management & Research (Hong Kong) Limited, FMR Investment Management (UK) Limited, and Fidelity Management & Research (Japan) Limited (investment adviser firms, 2019-present). She is a Senior Vice President and Deputy General Counsel of FMR LLC (diversified financial services company, 2019-present), and is an employee of Fidelity Investments. Previously, Ms. Lo Bessette served as CLO, Secretary, and Senior Vice President of FMR Co., Inc. (investment adviser firm, 2019); Secretary of Fidelity SelectCo, LLC and Fidelity Investments Money Management, Inc. (investment adviser firms, 2019). Prior to joining Fidelity Investments, Ms. Lo Bessette was Executive Vice President, General Counsel (2016-2019) and Senior Vice President, Deputy General Counsel (2015-2016) of OppenheimerFunds (investment management company) and Deputy Chief Legal Officer (2013-2015) of Jennison Associates LLC (investment adviser firm).

Chris Maher (1972)

Year of Election or Appointment: 2013

Assistant Treasurer

Mr. Maher also serves as an officer of other funds. Mr. Maher serves as Assistant Treasurer of FMR Capital, Inc. (2017-present), and is an employee of Fidelity Investments (2008-present). Previously, Mr. Maher served as Assistant Treasurer of certain funds (2013-2020); Vice President of Asset Management Compliance (2013), Vice President of the Program Management Group of FMR (investment adviser firm, 2010-2013), and Vice President of Valuation Oversight (2008-2010).

Kenneth B. Robins (1969)

Year of Election or Appointment: 2020

Chief Compliance Officer

Mr. Robins also serves as an officer of other funds. Mr. Robins serves as Compliance Officer of Fidelity Management & Research Company LLC (investment adviser firm, 2016-present) and is an employee of Fidelity Investments (2004-present). Previously, Mr. Robins served as Compliance Officer of FMR Co., Inc. (investment adviser firm, 2016-2019), as Executive Vice President of Fidelity Investments Money Management, Inc. (investment adviser firm, 2013-2016) and served in other fund officer roles.

Brett Segaloff (1972)

Year of Election or Appointment: 2021

Anti-Money Laundering (AML) Officer

Mr. Segaloff also serves as an AML Officer of other funds and other related entities. He is Director, Anti-Money Laundering (2007-present) of FMR LLC (diversified financial services company) and is an employee of Fidelity Investments (1996-present).

Stacie M. Smith (1974)

Year of Election or Appointment: 2013

Assistant Treasurer

Ms. Smith also serves as an officer of other funds. Ms. Smith serves as Assistant Treasurer of FMR Capital, Inc. (2017-present), is an employee of Fidelity Investments (2009-present), and has served in other fund officer roles. Prior to joining Fidelity Investments, Ms. Smith served as Senior Audit Manager of Ernst & Young LLP (accounting firm, 1996-2009). Previously, Ms. Smith served as Assistant Treasurer (2013-2019) and Deputy Treasurer (2013-2016) of certain Fidelity® funds.

Marc L. Spector (1972)

Year of Election or Appointment: 2016

Deputy Treasurer

Mr. Spector also serves as an officer of other funds. Mr. Spector serves as Assistant Treasurer of FMR Capital, Inc. (2017-present) and is an employee of Fidelity Investments (2016-present). Prior to joining Fidelity Investments, Mr. Spector served as Director at the Siegfried Group (accounting firm, 2013-2016), and prior to Siegfried Group as audit senior manager at Deloitte & Touche LLP (accounting firm, 2005-2013).

Jim Wegmann (1979)

Year of Election or Appointment: 2019

Assistant Treasurer

Mr. Wegmann also serves as Assistant Treasurer of other funds. Mr. Wegmann is an employee of Fidelity Investments (2011-present).

Vadim Zlotnikov (1962)

Year of Election or Appointment: 2019

Vice President

Mr. Zlotnikov also serves as Vice President of other funds. Mr. Zlotnikov serves as President of FIAM (Fidelity Institutional Asset Management) and is an employee of Fidelity Investments (2018-present). Previously, Mr. Zlotnikov served as President and Chief Investment Officer of Global Asset Allocation (2018-2020). Prior to joining Fidelity Investments, Mr. Zlotnikov served as Co-Head of Multi-Asset Solutions, Chief Market Strategist, and CIO of Systematic Strategies with AllianceBernstein (investment adviser firm, 2002-2018).

Shareholder Expense Example

As a shareholder, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or redemption proceeds, as applicable and (2) ongoing costs, which generally include management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in a fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (October 1, 2020 to March 31, 2021).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class/Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. If any fund is a shareholder of any underlying mutual funds or exchange-traded funds (ETFs) (the Underlying Funds), such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses incurred presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. If any fund is a shareholder of any Underlying Funds, such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses as presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio-A	Beginning Account Value October 1, 2020	Ending Account Value March 31, 2021	Expenses Paid During Period-B October 1, 2020 to March 31, 2021
Fidelity Advisor Freedom Income Fund
Class A	.72%
Actual		$1,000.00	$1,039.60	$3.66
Hypothetical-C		$1,000.00	$1,021.34	$3.63
Class M	.97%
Actual		$1,000.00	$1,037.60	$4.93
Hypothetical-C		$1,000.00	$1,020.09	$4.89
Class C	1.47%
Actual		$1,000.00	$1,035.40	$7.46
Hypothetical-C		$1,000.00	$1,017.60	$7.39
Class I	.47%
Actual		$1,000.00	$1,040.50	$2.39
Hypothetical-C		$1,000.00	$1,022.59	$2.37
Class Z	.42%
Actual		$1,000.00	$1,040.80	$2.14
Hypothetical-C		$1,000.00	$1,022.84	$2.12
Class Z6	.37%
Actual		$1,000.00	$1,041.20	$1.88
Hypothetical-C		$1,000.00	$1,023.09	$1.87
Fidelity Advisor Freedom 2005 Fund
Class A	.72%
Actual		$1,000.00	$1,050.70	$3.68
Hypothetical-C		$1,000.00	$1,021.34	$3.63
Class M	.97%
Actual		$1,000.00	$1,050.00	$4.96
Hypothetical-C		$1,000.00	$1,020.09	$4.89
Class C	1.47%
Actual		$1,000.00	$1,046.80	$7.50
Hypothetical-C		$1,000.00	$1,017.60	$7.39
Class I	.47%
Actual		$1,000.00	$1,052.60	$2.41
Hypothetical-C		$1,000.00	$1,022.59	$2.37
Class Z	.42%
Actual		$1,000.00	$1,052.50	$2.15
Hypothetical-C		$1,000.00	$1,022.84	$2.12
Class Z6	.37%
Actual		$1,000.00	$1,052.90	$1.89
Hypothetical-C		$1,000.00	$1,023.09	$1.87
Fidelity Advisor Freedom 2010 Fund
Class A	.76%
Actual		$1,000.00	$1,072.00	$3.93
Hypothetical-C		$1,000.00	$1,021.14	$3.83
Class M	1.01%
Actual		$1,000.00	$1,070.70	$5.21
Hypothetical-C		$1,000.00	$1,019.90	$5.09
Class C	1.51%
Actual		$1,000.00	$1,068.70	$7.79
Hypothetical-C		$1,000.00	$1,017.40	$7.59
Class I	.51%
Actual		$1,000.00	$1,073.80	$2.64
Hypothetical-C		$1,000.00	$1,022.39	$2.57
Class Z	.45%
Actual		$1,000.00	$1,074.70	$2.33
Hypothetical-C		$1,000.00	$1,022.69	$2.27
Class Z6	.38%
Actual		$1,000.00	$1,074.50	$1.97
Hypothetical-C		$1,000.00	$1,023.04	$1.92
Fidelity Advisor Freedom 2015 Fund
Class A	.80%
Actual		$1,000.00	$1,095.00	$4.18
Hypothetical-C		$1,000.00	$1,020.94	$4.03
Class M	1.05%
Actual		$1,000.00	$1,093.40	$5.48
Hypothetical-C		$1,000.00	$1,019.70	$5.29
Class C	1.55%
Actual		$1,000.00	$1,090.20	$8.08
Hypothetical-C		$1,000.00	$1,017.20	$7.80
Class I	.55%
Actual		$1,000.00	$1,096.00	$2.87
Hypothetical-C		$1,000.00	$1,022.19	$2.77
Class Z	.48%
Actual		$1,000.00	$1,096.70	$2.51
Hypothetical-C		$1,000.00	$1,022.54	$2.42
Class Z6	.40%
Actual		$1,000.00	$1,096.30	$2.09
Hypothetical-C		$1,000.00	$1,022.94	$2.02
Fidelity Advisor Freedom 2020 Fund
Class A	.84%
Actual		$1,000.00	$1,116.20	$4.43
Hypothetical-C		$1,000.00	$1,020.74	$4.23
Class M	1.09%
Actual		$1,000.00	$1,115.10	$5.75
Hypothetical-C		$1,000.00	$1,019.50	$5.49
Class C	1.60%
Actual		$1,000.00	$1,111.90	$8.42
Hypothetical-C		$1,000.00	$1,016.95	$8.05
Class I	.59%
Actual		$1,000.00	$1,117.90	$3.12
Hypothetical-C		$1,000.00	$1,021.99	$2.97
Class Z	.52%
Actual		$1,000.00	$1,118.20	$2.75
Hypothetical-C		$1,000.00	$1,022.34	$2.62
Class Z6	.42%
Actual		$1,000.00	$1,118.70	$2.22
Hypothetical-C		$1,000.00	$1,022.84	$2.12
Fidelity Advisor Freedom 2025 Fund
Class A	.89%
Actual		$1,000.00	$1,132.10	$4.73
Hypothetical-C		$1,000.00	$1,020.49	$4.48
Class M	1.14%
Actual		$1,000.00	$1,130.60	$6.06
Hypothetical-C		$1,000.00	$1,019.25	$5.74
Class C	1.64%
Actual		$1,000.00	$1,128.20	$8.70
Hypothetical-C		$1,000.00	$1,016.75	$8.25
Class I	.64%
Actual		$1,000.00	$1,133.40	$3.40
Hypothetical-C		$1,000.00	$1,021.74	$3.23
Class Z	.55%
Actual		$1,000.00	$1,134.10	$2.93
Hypothetical-C		$1,000.00	$1,022.19	$2.77
Class Z6	.44%
Actual		$1,000.00	$1,134.20	$2.34
Hypothetical-C		$1,000.00	$1,022.74	$2.22
Fidelity Advisor Freedom 2030 Fund
Class A	.93%
Actual		$1,000.00	$1,152.00	$4.99
Hypothetical-C		$1,000.00	$1,020.29	$4.68
Class M	1.18%
Actual		$1,000.00	$1,149.90	$6.32
Hypothetical-C		$1,000.00	$1,019.05	$5.94
Class C	1.68%
Actual		$1,000.00	$1,147.50	$8.99
Hypothetical-C		$1,000.00	$1,016.55	$8.45
Class I	.68%
Actual		$1,000.00	$1,153.00	$3.65
Hypothetical-C		$1,000.00	$1,021.54	$3.43
Class Z	.59%
Actual		$1,000.00	$1,153.70	$3.17
Hypothetical-C		$1,000.00	$1,021.99	$2.97
Class Z6	.46%
Actual		$1,000.00	$1,154.50	$2.47
Hypothetical-C		$1,000.00	$1,022.64	$2.32
Fidelity Advisor Freedom 2035 Fund
Class A	.97%
Actual		$1,000.00	$1,191.10	$5.30
Hypothetical-C		$1,000.00	$1,020.09	$4.89
Class M	1.22%
Actual		$1,000.00	$1,189.70	$6.66
Hypothetical-C		$1,000.00	$1,018.85	$6.14
Class C	1.72%
Actual		$1,000.00	$1,187.00	$9.38
Hypothetical-C		$1,000.00	$1,016.36	$8.65
Class I	.72%
Actual		$1,000.00	$1,192.80	$3.94
Hypothetical-C		$1,000.00	$1,021.34	$3.63
Class Z	.62%
Actual		$1,000.00	$1,193.20	$3.39
Hypothetical-C		$1,000.00	$1,021.84	$3.13
Class Z6	.48%
Actual		$1,000.00	$1,193.90	$2.63
Hypothetical-C		$1,000.00	$1,022.54	$2.42
Fidelity Advisor Freedom 2040 Fund
Class A	1.00%
Actual		$1,000.00	$1,216.60	$5.53
Hypothetical-C		$1,000.00	$1,019.95	$5.04
Class M	1.25%
Actual		$1,000.00	$1,215.30	$6.90
Hypothetical-C		$1,000.00	$1,018.70	$6.29
Class C	1.75%
Actual		$1,000.00	$1,212.10	$9.65
Hypothetical-C		$1,000.00	$1,016.21	$8.80
Class I	.75%
Actual		$1,000.00	$1,218.30	$4.15
Hypothetical-C		$1,000.00	$1,021.19	$3.78
Class Z	.64%
Actual		$1,000.00	$1,218.80	$3.54
Hypothetical-C		$1,000.00	$1,021.74	$3.23
Class Z6	.49%
Actual		$1,000.00	$1,219.30	$2.71
Hypothetical-C		$1,000.00	$1,022.49	$2.47
Fidelity Advisor Freedom 2045 Fund
Class A	1.00%
Actual		$1,000.00	$1,216.90	$5.53
Hypothetical-C		$1,000.00	$1,019.95	$5.04
Class M	1.25%
Actual		$1,000.00	$1,215.20	$6.90
Hypothetical-C		$1,000.00	$1,018.70	$6.29
Class C	1.75%
Actual		$1,000.00	$1,212.10	$9.65
Hypothetical-C		$1,000.00	$1,016.21	$8.80
Class I	.75%
Actual		$1,000.00	$1,218.70	$4.15
Hypothetical-C		$1,000.00	$1,021.19	$3.78
Class Z	.64%
Actual		$1,000.00	$1,218.40	$3.54
Hypothetical-C		$1,000.00	$1,021.74	$3.23
Class Z6	.49%
Actual		$1,000.00	$1,219.90	$2.71
Hypothetical-C		$1,000.00	$1,022.49	$2.47
Fidelity Advisor Freedom 2050 Fund
Class A	1.00%
Actual		$1,000.00	$1,217.00	$5.53
Hypothetical-C		$1,000.00	$1,019.95	$5.04
Class M	1.25%
Actual		$1,000.00	$1,215.40	$6.90
Hypothetical-C		$1,000.00	$1,018.70	$6.29
Class C	1.75%
Actual		$1,000.00	$1,212.30	$9.65
Hypothetical-C		$1,000.00	$1,016.21	$8.80
Class I	.75%
Actual		$1,000.00	$1,217.90	$4.15
Hypothetical-C		$1,000.00	$1,021.19	$3.78
Class Z	.64%
Actual		$1,000.00	$1,219.40	$3.54
Hypothetical-C		$1,000.00	$1,021.74	$3.23
Class Z6	.49%
Actual		$1,000.00	$1,219.00	$2.71
Hypothetical-C		$1,000.00	$1,022.49	$2.47
Fidelity Advisor Freedom 2055 Fund
Class A	1.00%
Actual		$1,000.00	$1,216.90	$5.53
Hypothetical-C		$1,000.00	$1,019.95	$5.04
Class M	1.25%
Actual		$1,000.00	$1,215.50	$6.90
Hypothetical-C		$1,000.00	$1,018.70	$6.29
Class C	1.75%
Actual		$1,000.00	$1,211.80	$9.65
Hypothetical-C		$1,000.00	$1,016.21	$8.80
Class I	.75%
Actual		$1,000.00	$1,218.50	$4.15
Hypothetical-C		$1,000.00	$1,021.19	$3.78
Class Z	.64%
Actual		$1,000.00	$1,219.20	$3.54
Hypothetical-C		$1,000.00	$1,021.74	$3.23
Class Z6	.49%
Actual		$1,000.00	$1,220.20	$2.71
Hypothetical-C		$1,000.00	$1,022.49	$2.47
Fidelity Advisor Freedom 2060 Fund
Class A	1.00%
Actual		$1,000.00	$1,216.10	$5.53
Hypothetical-C		$1,000.00	$1,019.95	$5.04
Class M	1.25%
Actual		$1,000.00	$1,215.30	$6.90
Hypothetical-C		$1,000.00	$1,018.70	$6.29
Class C	1.75%
Actual		$1,000.00	$1,212.40	$9.65
Hypothetical-C		$1,000.00	$1,016.21	$8.80
Class I	.75%
Actual		$1,000.00	$1,218.60	$4.15
Hypothetical-C		$1,000.00	$1,021.19	$3.78
Class Z	.64%
Actual		$1,000.00	$1,218.80	$3.54
Hypothetical-C		$1,000.00	$1,021.74	$3.23
Class Z6	.49%
Actual		$1,000.00	$1,220.10	$2.71
Hypothetical-C		$1,000.00	$1,022.49	$2.47
Fidelity Advisor Freedom 2065 Fund
Class A	1.00%
Actual		$1,000.00	$1,216.20	$5.53
Hypothetical-C		$1,000.00	$1,019.95	$5.04
Class M	1.25%
Actual		$1,000.00	$1,215.70	$6.91
Hypothetical-C		$1,000.00	$1,018.70	$6.29
Class C	1.75%
Actual		$1,000.00	$1,212.60	$9.65
Hypothetical-C		$1,000.00	$1,016.21	$8.80
Class I	.74%
Actual		$1,000.00	$1,219.10	$4.09
Hypothetical-C		$1,000.00	$1,021.24	$3.73
Class Z	.65%
Actual		$1,000.00	$1,220.10	$3.60
Hypothetical-C		$1,000.00	$1,021.69	$3.28
Class Z6	.49%
Actual		$1,000.00	$1,220.60	$2.71
Hypothetical-C		$1,000.00	$1,022.49	$2.47

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/ 365 (to reflect the one-half year period). The fees and expenses of any Underlying Funds are not included in each annualized expense ratio.

 C 5% return per year before expenses

Distributions (Unaudited)

The Board of Trustees of each fund voted to pay to shareholders of record at the opening of business on record date, the following distributions per share derived from capital gains realized from sales of portfolio securities and dividends derived from net investment income:

	Pay Date	Record Date	Dividends	Capital Gains
Fidelity Advisor Freedom Income Fund
Class A	05/10/21	05/07/21	$0.000	$0.192
Class M	05/10/21	05/07/21	$0.000	$0.191
Class C	05/10/21	05/07/21	$0.000	$0.189
Class I	05/10/21	05/07/21	$0.001	$0.192
Class Z	05/10/21	05/07/21	$0.001	$0.192
Class Z6	05/10/21	05/07/21	$0.001	$0.192
Fidelity Advisor Freedom 2005 Fund
Class A	05/17/21	05/14/21	$0.008	$0.309
Class M	05/17/21	05/14/21	$0.000	$0.309
Class C	05/17/21	05/14/21	$0.000	$0.308
Class I	05/17/21	05/14/21	$0.015	$0.309
Class Z	05/17/21	05/14/21	$0.018	$0.309
Class Z6	05/17/21	05/14/21	$0.020	$0.309
Fidelity Advisor Freedom 2010 Fund
Class A	05/17/21	05/14/21	$0.003	$0.457
Class M	05/17/21	05/14/21	$0.000	$0.454
Class C	05/17/21	05/14/21	$0.000	$0.454
Class I	05/17/21	05/14/21	$0.010	$0.457
Class Z	05/17/21	05/14/21	$0.014	$0.457
Class Z6	05/17/21	05/14/21	$0.016	$0.457
Fidelity Advisor Freedom 2015 Fund
Class A	05/17/21	05/14/21	$0.000	$0.536
Class M	05/17/21	05/14/21	$0.000	$0.535
Class C	05/17/21	05/14/21	$0.000	$0.535
Class I	05/17/21	05/14/21	$0.002	$0.542
Class Z	05/17/21	05/14/21	$0.005	$0.542
Class Z6	05/17/21	05/14/21	$0.007	$0.542
Fidelity Advisor Freedom 2020 Fund
Class A	05/17/21	05/14/21	$0.000	$0.664
Class M	05/17/21	05/14/21	$0.000	$0.664
Class C	05/17/21	05/14/21	$0.000	$0.664
Class I	05/17/21	05/14/21	$0.000	$0.666
Class Z	05/17/21	05/14/21	$0.000	$0.669
Class Z6	05/17/21	05/14/21	$0.000	$0.673
Fidelity Advisor Freedom 2025 Fund
Class A	05/17/21	05/14/21	$0.000	$0.601
Class M	05/17/21	05/14/21	$0.000	$0.601
Class C	05/17/21	05/14/21	$0.000	$0.601
Class I	05/17/21	05/14/21	$0.000	$0.601
Class Z	05/17/21	05/14/21	$0.000	$0.601
Class Z6	05/17/21	05/14/21	$0.000	$0.601
Fidelity Advisor Freedom 2030 Fund
Class A	05/17/21	05/14/21	$0.000	$0.683
Class M	05/17/21	05/14/21	$0.000	$0.683
Class C	05/17/21	05/14/21	$0.000	$0.683
Class I	05/17/21	05/14/21	$0.000	$0.683
Class Z	05/17/21	05/14/21	$0.000	$0.683
Class Z6	05/17/21	05/14/21	$0.000	$0.683
Fidelity Advisor Freedom 2035 Fund
Class A	05/17/21	05/14/21	$0.000	$0.703
Class M	05/17/21	05/14/21	$0.000	$0.703
Class C	05/17/21	05/14/21	$0.000	$0.703
Class I	05/17/21	05/14/21	$0.000	$0.703
Class Z	05/17/21	05/14/21	$0.000	$0.703
Class Z6	05/17/21	05/14/21	$0.000	$0.703
Fidelity Advisor Freedom 2040 Fund
Class A	05/17/21	05/14/21	$0.000	$0.823
Class M	05/17/21	05/14/21	$0.000	$0.823
Class C	05/17/21	05/14/21	$0.000	$0.823
Class I	05/17/21	05/14/21	$0.000	$0.823
Class Z	05/17/21	05/14/21	$0.000	$0.823
Class Z6	05/17/21	05/14/21	$0.000	$0.823
Fidelity Advisor Freedom 2045 Fund
Class A	05/17/21	05/14/21	$0.000	$0.623
Class M	05/17/21	05/14/21	$0.000	$0.623
Class C	05/17/21	05/14/21	$0.000	$0.623
Class I	05/17/21	05/14/21	$0.000	$0.623
Class Z	05/17/21	05/14/21	$0.000	$0.623
Class Z6	05/17/21	05/14/21	$0.000	$0.623
Fidelity Advisor Freedom 2050 Fund
Class A	05/17/21	05/14/21	$0.000	$0.605
Class M	05/17/21	05/14/21	$0.000	$0.605
Class C	05/17/21	05/14/21	$0.000	$0.605
Class I	05/17/21	05/14/21	$0.000	$0.605
Class Z	05/17/21	05/14/21	$0.000	$0.605
Class Z6	05/17/21	05/14/21	$0.000	$0.605
Fidelity Advisor Freedom 2055 Fund
Class A	05/17/21	05/14/21	$0.000	$0.661
Class M	05/17/21	05/14/21	$0.000	$0.661
Class C	05/17/21	05/14/21	$0.000	$0.661
Class I	05/17/21	05/14/21	$0.000	$0.661
Class Z	05/17/21	05/14/21	$0.000	$0.661
Class Z6	05/17/21	05/14/21	$0.000	$0.661
Fidelity Advisor Freedom 2060 Fund
Class A	05/17/21	05/14/21	$0.000	$0.536
Class M	05/17/21	05/14/21	$0.000	$0.532
Class C	05/17/21	05/14/21	$0.000	$0.532
Class I	05/17/21	05/14/21	$0.000	$0.546
Class Z	05/17/21	05/14/21	$0.000	$0.551
Class Z6	05/17/21	05/14/21	$0.000	$0.555
Fidelity Advisor Freedom 2065 Fund
Class A	05/17/21	05/14/21	$0.000	$0.315
Class M	05/17/21	05/14/21	$0.000	$0.306
Class C	05/17/21	05/14/21	$0.000	$0.302
Class I	05/17/21	05/14/21	$0.000	$0.323
Class Z	05/17/21	05/14/21	$0.000	$0.322
Class Z6	05/17/21	05/14/21	$0.000	$0.328

The funds hereby designate as capital gain dividend the amounts noted below for the taxable year ended March 31, 2021, or, if subsequently determined to be different, the net capital gain of such year.

Fidelity Advisor Freedom Income Fund	$4,836,170
Fidelity Advisor Freedom 2005 Fund	$6,133,253
Fidelity Advisor Freedom 2010 Fund	$19,318,041
Fidelity Advisor Freedom 2015 Fund	$51,035,694
Fidelity Advisor Freedom 2020 Fund	$137,358,167
Fidelity Advisor Freedom 2025 Fund	$170,571,425
Fidelity Advisor Freedom 2030 Fund	$196,180,534
Fidelity Advisor Freedom 2035 Fund	$164,852,069
Fidelity Advisor Freedom 2040 Fund	$154,103,747
Fidelity Advisor Freedom 2045 Fund	$98,637,981
Fidelity Advisor Freedom 2050 Fund	$78,743,725
Fidelity Advisor Freedom 2055 Fund	$44,646,390
Fidelity Advisor Freedom 2060 Fund	$14,382,269
Fidelity Advisor Freedom 2065 Fund	$698,804

A percentage of the dividends distributed during the fiscal year for the following funds were derived from interest on U.S. Government securities which is generally exempt from state income tax:

Fidelity Advisor Freedom Income Fund
Class A	17.69%
Class M	17.69%
Class C	17.69%
Class I	17.69%
Class Z	17.69%
Class Z6	17.69%
Fidelity Advisor Freedom 2005 Fund
Class A	16.05%
Class M	16.05%
Class C	16.05%
Class I	16.05%
Class Z	16.05%
Class Z6	16.05%
Fidelity Advisor Freedom 2010 Fund
Class A	13.57%
Class M	13.57%
Class C	13.57%
Class I	13.57%
Class Z	13.57%
Class Z6	13.57%
Fidelity Advisor Freedom 2015 Fund
Class A	11.51%
Class M	11.51%
Class C	11.51%
Class I	11.51%
Class Z	11.51%
Class Z6	11.51%
Fidelity Advisor Freedom 2020 Fund
Class A	9.85%
Class M	9.85%
Class C	9.85%
Class I	9.85%
Class Z	9.85%
Class Z6	9.85%
Fidelity Advisor Freedom 2025 Fund
Class A	8.74%
Class M	8.74%
Class C	8.74%
Class I	8.74%
Class Z	8.74%
Class Z6	8.74%
Fidelity Advisor Freedom 2030 Fund
Class A	7.58%
Class M	7.58%
Class C	7.58%
Class I	7.58%
Class Z	7.58%
Class Z6	7.58%
Fidelity Advisor Freedom 2035 Fund
Class A	5.22%
Class M	5.22%
Class C	5.22%
Class I	5.22%
Class Z	5.22%
Class Z6	5.22%
Fidelity Advisor Freedom 2040 Fund
Class A	4.20%
Class M	4.20%
Class C	4.20%
Class I	4.20%
Class Z	4.20%
Class Z6	4.20%
Fidelity Advisor Freedom 2045 Fund
Class A	4.18%
Class M	4.18%
Class C	4.18%
Class I	4.18%
Class Z	4.18%
Class Z6	4.18%
Fidelity Advisor Freedom 2050 Fund
Class A	4.17%
Class M	4.17%
Class C	4.17%
Class I	4.17%
Class Z	4.17%
Class Z6	4.17%
Fidelity Advisor Freedom 2055 Fund
Class A	4.15%
Class M	4.15%
Class C	4.15%
Class I	4.15%
Class Z	4.15%
Class Z6	4.15%
Fidelity Advisor Freedom 2060 Fund
Class A	4.10%
Class M	4.10%
Class C	4.10%
Class I	4.10%
Class Z	4.10%
Class Z6	4.10%
Fidelity Advisor Freedom 2065 Fund
Class A	3.86%
Class M	3.86%
Class C	3.86%
Class I	3.86%
Class Z	3.86%
Class Z6	3.86%

A percentage of the dividends distributed during the fiscal year for the following funds qualify for the dividends–received deduction for corporate shareholders:

	Class A	Class M	Class C	Class I	Class Z	Class Z6
Fidelity Advisor Freedom Income Fund
April 2020	0%	0%	0%	0%	0%	0%
May 2020	0%	0%	0%	0%	0%	0%
June 2020	0%	0%	–	0%	0%	0%
July 2020	5%	8%	–	4%	4%	3%
August 2020	5%	7%	–	4%	3%	3%
September 2020	5%	7%	–	4%	3%	3%
October 2020	5%	7%	–	4%	4%	3%
November 2020	5%	20%	–	3%	3%	3%
December 2020	4%	5%	5%	4%	4%	4%
February 2021	8%	–	–	8%	4%	4%
March 2021	–	–	–	7%	7%	5%
Fidelity Advisor Freedom 2005 Fund
May 2020	1%	1%	3%	1%	1%	1%
December 2020	6%	7%	9%	6%	6%	5%
Fidelity Advisor Freedom 2010 Fund
May 2020	2%	2%	16%	1%	1%	1%
December 2020	10%	11%	16%	9%	9%	8%
Fidelity Advisor Freedom 2015 Fund
May 2020	2%	3%	13%	2%	2%	2%
December 2020	14%	15%	20%	12%	12%	11%
Fidelity Advisor Freedom 2020 Fund
May 2020	5%	9%	–	3%	3%	3%
December 2020	17%	19%	25%	16%	15%	14%
Fidelity Advisor Freedom 2025 Fund
May 2020	28%	–	–	8%	6%	5%
December 2020	20%	23%	30%	18%	17%	16%
Fidelity Advisor Freedom 2030 Fund
May 2020	10%	27%	–	5%	4%	4%
December 2020	24%	26%	34%	21%	20%	19%
Fidelity Advisor Freedom 2035 Fund
May 2020	–	–	–	–	–	–
December 2020	34%	38%	51%	30%	28%	27%
Fidelity Advisor Freedom 2040 Fund
May 2020	–	–	–	–	–	–
December 2020	44%	50%	70%	38%	35%	32%
Fidelity Advisor Freedom 2045 Fund
May 2020	–	–	–	–	–	–
December 2020	41%	47%	64%	37%	34%	32%
Fidelity Advisor Freedom 2050 Fund
May 2020	–	–	–	–	–	–
December 2020	40%	46%	61%	36%	33%	31%
Fidelity Advisor Freedom 2055 Fund
May 2020	–	–	–	–	–	–
December 2020	40%	45%	60%	35%	31%	31%
Fidelity Advisor Freedom 2060 Fund
May 2020	–	–	–	6%	3%	2%
December 2020	39%	43%	59%	35%	30%	31%
Fidelity Advisor Freedom 2065 Fund
May 2020	7%	–	–	4%	–	3%
December 2020	37%	42%	62%	34%	33%	32%

A percentage of the dividends distributed during the fiscal year for the following funds may be taken into account as a dividend for purposes of the maximum rate under section 1(h)(11) of the Internal Revenue Code.

	Class A	Class M	Class C	Class I	Class Z	Class Z6
Fidelity Advisor Freedom Income Fund
April 2020	0%	0%	0%	0%	0%	0%
May 2020	0%	0%	0%	0%	0%	0%
June 2020	1%	1%	–	1%	1%	1%
July 2020	17%	25%	–	11%	11%	10%
August 2020	16%	23%	–	12%	10%	11%
September 2020	16%	23%	–	12%	11%	11%
October 2020	15%	23%	–	12%	12%	10%
November 2020	16%	62%	–	11%	9%	9%
December 2020	14%	14%	15%	13%	13%	13%
February 2021	8%	–	–	8%	4%	4%
March 2021	–	–	–	8%	8%	6%
Fidelity Advisor Freedom 2005 Fund
May 2020	2%	2%	5%	2%	2%	1%
December 2020	18%	20%	26%	16%	16%	15%
Fidelity Advisor Freedom 2010 Fund
May 2020	3%	4%	23%	2%	2%	2%
December 2020	25%	28%	40%	23%	22%	21%
Fidelity Advisor Freedom 2015 Fund
May 2020	4%	5%	21%	3%	3%	3%
December 2020	32%	36%	47%	29%	28%	27%
Fidelity Advisor Freedom 2020 Fund
May 2020	8%	14%	–	5%	5%	4%
December 2020	40%	45%	58%	36%	34%	33%
Fidelity Advisor Freedom 2025 Fund
May 2020	39%	–	–	12%	9%	8%
December 2020	45%	51%	67%	41%	39%	37%
Fidelity Advisor Freedom 2030 Fund
May 2020	13%	34%	–	7%	6%	5%
December 2020	53%	58%	76%	47%	45%	42%
Fidelity Advisor Freedom 2035 Fund
May 2020	–	–	–	–	–	–
December 2020	74%	84%	100%	66%	62%	58%
Fidelity Advisor Freedom 2040 Fund
May 2020	–	–	–	–	–	–
December 2020	97%	100%	100%	84%	77%	72%
Fidelity Advisor Freedom 2045 Fund
May 2020	–	–	–	–	–	–
December 2020	90%	100%	100%	80%	73%	69%
Fidelity Advisor Freedom 2050 Fund
May 2020	–	–	–	–	–	–
December 2020	88%	99%	100%	78%	71%	68%
Fidelity Advisor Freedom 2055 Fund
May 2020	–	–	–	–	–	–
December 2020	87%	97%	100%	77%	68%	68%
Fidelity Advisor Freedom 2060 Fund
May 2020	–	–	–	14%	7%	5%
December 2020	85%	94%	100%	76%	66%	67%
Fidelity Advisor Freedom 2065 Fund
May 2020	14%	–	–	8%	–	6%
December 2020	74%	84%	100%	69%	67%	64%

A percentage of the dividends distributed during the fiscal year for the following funds qualify as a section 199A dividend:

	Class A	Class M	Class C	Class I	Class Z	Class Z6
Fidelity Advisor Freedom Income Fund
April 2020	0%	0%	0%	0%	0%	0%
May 2020	0%	0%	0%	0%	0%	0%
June 2020	1%	1%	–	1%	1%	1%
July 2020	1%	2%	–	1%	1%	1%
August 2020	1%	1%	–	1%	1%	1%
September 2020	1%	1%	–	1%	1%	1%
October 2020	1%	1%	–	1%	1%	1%
November 2020	1%	3%	–	1%	1%	1%
December 2020	1%	1%	1%	1%	1%	1%
February 2021	0%	–	–	0%	0%	0%
March 2021	–	–	–	0%	0%	0%
Fidelity Advisor Freedom 2005 Fund
May 2020	1%	1%	1%	1%	1%	1%
December 2020	1%	1%	1%	1%	1%	1%
Fidelity Advisor Freedom 2010 Fund
May 2020	1%	1%	1%	1%	1%	1%
December 2020	1%	1%	2%	1%	1%	1%
Fidelity Advisor Freedom 2015 Fund
May 2020	1%	1%	1%	1%	1%	1%
December 2020	1%	2%	2%	1%	1%	1%
Fidelity Advisor Freedom 2020 Fund
May 2020	1%	1%	–	1%	1%	1%
December 2020	1%	2%	2%	1%	1%	1%
Fidelity Advisor Freedom 2025 Fund
May 2020	1%	–	–	1%	1%	1%
December 2020	2%	2%	2%	2%	1%	1%
Fidelity Advisor Freedom 2030 Fund
May 2020	1%	1%	–	1%	1%	1%
December 2020	2%	2%	2%	2%	2%	2%
Fidelity Advisor Freedom 2035 Fund
May 2020	–	–	–	–	–	–
December 2020	2%	2%	–	2%	2%	2%
Fidelity Advisor Freedom 2040 Fund
May 2020	–	–	–	–	–	–
December 2020	3%	0%	0%	3%	3%	2%
Fidelity Advisor Freedom 2045 Fund
May 2020	–	–	–	–	–	–
December 2020	2%	0%	0%	2%	2%	2%
Fidelity Advisor Freedom 2050 Fund
May 2020	–	–	–	–	–	–
December 2020	2%	2%	0%	2%	2%	2%
Fidelity Advisor Freedom 2055 Fund
May 2020	–	–	–	–	–	–
December 2020	2%	2%	0%	2%	2%	2%
Fidelity Advisor Freedom 2060 Fund
May 2020	–	–	–	1%	1%	1%
December 2020	2%	2%	0%	2%	2%	2%
Fidelity Advisor Freedom 2065 Fund
May 2020	1%	–	–	1%	–	1%
December 2020	2%	3%	0%	2%	2%	2%

The funds will notify shareholders in January 2022 of amounts for use in preparing 2021 income tax returns.

Liquidity Risk Management Program

The Securities and Exchange Commission adopted Rule 22e-4 under the Investment Company Act of 1940 (the Liquidity Rule) to promote effective liquidity risk management throughout the open-end investment company industry, thereby reducing the risk that funds will be unable to meet their redemption obligations and mitigating dilution of the interests of fund shareholders.

The Funds have adopted and implemented a liquidity risk management program pursuant to the Liquidity Rule (the Program) effective December 1, 2018. The Program is reasonably designed to assess and manage each Fund’s liquidity risk and to comply with the requirements of the Liquidity Rule. Each Fund’s Board of Trustees (the Board) has designated each Fund’s investment adviser as administrator of the Program. The Fidelity advisers have established a Liquidity Risk Management Committee (the LRM Committee) to manage the Program for each of the Fidelity Funds. The LRM Committee monitors the adequacy and effectiveness of implementation of the Program and on a periodic basis assesses each Fund’s liquidity risk based on a variety of factors including (1) the Fund’s investment strategy, (2) portfolio liquidity and cash flow projections during normal and reasonably foreseeable stressed conditions, (3) shareholder redemptions, (4) borrowings and other funding sources and (5) in the case of exchange-traded funds, certain additional factors including the effect of the Fund’s prices and spreads, market participants, and basket compositions on the overall liquidity of the Fund’s portfolio, as applicable.

In accordance with the Program, each of the Fund’s portfolio investments is classified into one of four liquidity categories described below based on a determination of a reasonable expectation for how long it would take to convert the investment to cash (or sell or dispose of the investment) without significantly changing its market value.

  Highly liquid investments – cash or convertible to cash within three business days or less
  Moderately liquid investments – convertible to cash in three to seven calendar days
  Less liquid investments – can be sold or disposed of, but not settled, within seven calendar days
  Illiquid investments – cannot be sold or disposed of within seven calendar days

Liquidity classification determinations take into account a variety of factors including various market, trading and investment-specific considerations, as well as market depth, and generally utilize analysis from a third-party liquidity metrics service.

The Liquidity Rule places a 15% limit on a fund’s illiquid investments and requires funds that do not primarily hold assets that are highly liquid investments to determine and maintain a minimum percentage of the fund’s net assets to be invested in highly liquid investments (highly liquid investment minimum or HLIM). The Program includes provisions reasonably designed to comply with the 15% limit on illiquid investments and for determining, periodically reviewing and complying with the HLIM requirement as applicable.

At a recent meeting of the Fund’s Board of Trustees, the LRM Committee provided a written report to the Board pertaining to the operation, adequacy, and effectiveness of implementation of the Program for the annual period from December 1, 2019 through November 30, 2020. The report concluded that the Program has been implemented and is operating effectively and is reasonably designed to assess and manage the Fund’s liquidity risk.

AFF-ANN-0521
1.792114.118

Fidelity Freedom® Index Funds - Income, 2005, 2010, 2015, 2020, 2025, 2030, 2035, 2040, 2045, 2050, 2055, 2060, 2065

Annual Report

March 31, 2021

Contents

Note to Shareholders
Performance
Management's Discussion of Fund Performance
Fidelity Freedom® Index Income Fund
Investment Summary
Schedule of Investments
Financial Statements
Fidelity Freedom® Index 2005 Fund
Investment Summary
Schedule of Investments
Financial Statements
Fidelity Freedom® Index 2010 Fund
Investment Summary
Schedule of Investments
Financial Statements
Fidelity Freedom® Index 2015 Fund
Investment Summary
Schedule of Investments
Financial Statements
Fidelity Freedom® Index 2020 Fund
Investment Summary
Schedule of Investments
Financial Statements
Fidelity Freedom® Index 2025 Fund
Investment Summary
Schedule of Investments
Financial Statements
Fidelity Freedom® Index 2030 Fund
Investment Summary
Schedule of Investments
Financial Statements
Fidelity Freedom® Index 2035 Fund
Investment Summary
Schedule of Investments
Financial Statements
Fidelity Freedom® Index 2040 Fund
Investment Summary
Schedule of Investments
Financial Statements
Fidelity Freedom® Index 2045 Fund
Investment Summary
Schedule of Investments
Financial Statements
Fidelity Freedom® Index 2050 Fund
Investment Summary
Schedule of Investments
Financial Statements
Fidelity Freedom® Index 2055 Fund
Investment Summary
Schedule of Investments
Financial Statements
Fidelity Freedom® Index 2060 Fund
Investment Summary
Schedule of Investments
Financial Statements
Fidelity Freedom® Index 2065 Fund
Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Report of Independent Registered Public Accounting Firm
Trustees and Officers
Shareholder Expense Example
Distributions
Liquidity Risk Management Program

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-835-5092 (plan accounts and Institutional Premium Class) or 1-800-544-8544 (all other accounts) to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2021 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Funds. This report is not authorized for distribution to prospective investors in the Funds unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Funds nor Fidelity Distributors Corporation is a bank.

Note to Shareholders:

Early in 2020, the outbreak and spread of a new coronavirus emerged as a public health emergency that had a major influence on financial markets, primarily based on its impact on the global economy and the outlook for corporate earnings. The virus causes a respiratory disease known as COVID-19. On March 11, 2020 the World Health Organization declared the COVID-19 outbreak a pandemic, citing sustained risk of further global spread.

In the weeks following, as the crisis worsened, we witnessed an escalating human tragedy with wide-scale social and economic consequences from coronavirus-containment measures. The outbreak of COVID-19 prompted a number of measures to limit the spread, including travel and border restrictions, quarantines, and restrictions on large gatherings. In turn, these resulted in lower consumer activity, diminished demand for a wide range of products and services, disruption in manufacturing and supply chains, and – given the wide variability in outcomes regarding the outbreak – significant market uncertainty and volatility. Amid the turmoil, global governments and central banks took unprecedented action to help support consumers, businesses, and the broader economies, and to limit disruption to financial systems.

The situation continues to unfold, and the extent and duration of its impact on financial markets and the economy remain highly uncertain. Extreme events such as the coronavirus crisis are “exogenous shocks” that can have significant adverse effects on mutual funds and their investments. Although multiple asset classes may be affected by market disruption, the duration and impact may not be the same for all types of assets.

Fidelity is committed to helping you stay informed amid news about COVID-19 and during increased market volatility, and we’re taking extra steps to be responsive to customer needs. We encourage you to visit our websites, where we offer ongoing updates, commentary, and analysis on the markets and our funds.

Fidelity Freedom® Index Income Fund

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The hypothetical investment and the average annual total returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund’s total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended March 31, 2021	Past 1 year	Past 5 years	Past 10 years
Investor Class	9.72%	5.11%	3.96%
Institutional Premium Class	9.68%	5.15%	3.99%
Premier Class	9.62%	5.14%	3.98%

 The initial offering of Institutional Premium Class took place on June 24, 2015. Returns prior to June 24, 2015 are those of Investor Class, the original class of the fund.

 The initial offering of Premier Class took place on June 24, 2020. Returns between June 24, 2015 and June 24, 2020 are those of Institutional Premium Class. Returns prior to June 24, 2015 are those of Investor Class, the original class of the fund.

$10,000 Over 10 Years

Let's say hypothetically that $10,000 was invested in Fidelity Freedom® Index Income Fund - Investor Class on March 31, 2011.

The chart shows how the value of your investment would have changed, and also shows how the Bloomberg Barclays U.S. Aggregate Bond Index performed over the same period.

Period Ending Values
$14,750	Fidelity Freedom® Index Income Fund - Investor Class
$14,025	Bloomberg Barclays U.S. Aggregate Bond Index

Fidelity Freedom® Index 2005 Fund

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The hypothetical investment and the average annual total returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund’s total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended March 31, 2021	Past 1 year	Past 5 years	Past 10 years
Investor Class	12.35%	6.10%	4.83%
Institutional Premium Class	12.46%	6.16%	4.87%
Premier Class	12.43%	6.16%	4.86%

 The initial offering of Institutional Premium Class took place on June 24, 2015. Returns prior to June 24, 2015 are those of Investor Class, the original class of the fund.

 The initial offering of Premier Class took place on June 24, 2020. Returns between June 24, 2015 and June 24, 2020 are those of Institutional Premium Class. Returns prior to June 24, 2015 are those of Investor Class, the original class of the fund.

$10,000 Over 10 Years

Let's say hypothetically that $10,000 was invested in Fidelity Freedom® Index 2005 Fund - Investor Class on March 31, 2011.

The chart shows how the value of your investment would have changed, and also shows how the Bloomberg Barclays U.S. Aggregate Bond Index performed over the same period.

Period Ending Values
$16,029	Fidelity Freedom® Index 2005 Fund - Investor Class
$14,025	Bloomberg Barclays U.S. Aggregate Bond Index

Fidelity Freedom® Index 2010 Fund

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The hypothetical investment and the average annual total returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund’s total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended March 31, 2021	Past 1 year	Past 5 years	Past 10 years
Investor Class	17.04%	7.21%	5.79%
Institutional Premium Class	17.17%	7.28%	5.83%
Premier Class	17.23%	7.29%	5.83%

 The initial offering of Institutional Premium Class took place on June 24, 2015. Returns prior to June 24, 2015 are those of Investor Class, the original class of the fund.

 The initial offering of Premier Class took place on June 24, 2020. Returns between June 24, 2015 and June 24, 2020 are those of Institutional Premium Class. Returns prior to June 24, 2015 are those of Investor Class, the original class of the fund.

$10,000 Over 10 Years

Let's say hypothetically that $10,000 was invested in Fidelity Freedom® Index 2010 Fund - Investor Class on March 31, 2011.

The chart shows how the value of your investment would have changed, and also shows how the Bloomberg Barclays U.S. Aggregate Bond Index performed over the same period.

Period Ending Values
$17,554	Fidelity Freedom® Index 2010 Fund - Investor Class
$14,025	Bloomberg Barclays U.S. Aggregate Bond Index

Fidelity Freedom® Index 2015 Fund

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The hypothetical investment and the average annual total returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund’s total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended March 31, 2021	Past 1 year	Past 5 years	Past 10 years
Investor Class	21.92%	8.33%	6.44%
Institutional Premium Class	21.98%	8.38%	6.47%
Premier Class	22.05%	8.39%	6.47%

 The initial offering of Institutional Premium Class took place on June 24, 2015. Returns prior to June 24, 2015 are those of Investor Class, the original class of the fund.

 The initial offering of Premier Class took place on June 24, 2020. Returns between June 24, 2015 and June 24, 2020 are those of Institutional Premium Class. Returns prior to June 24, 2015 are those of Investor Class, the original class of the fund.

$10,000 Over 10 Years

Let's say hypothetically that $10,000 was invested in Fidelity Freedom® Index 2015 Fund - Investor Class on March 31, 2011.

The chart shows how the value of your investment would have changed, and also shows how the Bloomberg Barclays U.S. Aggregate Bond Index performed over the same period.

Period Ending Values
$18,669	Fidelity Freedom® Index 2015 Fund - Investor Class
$14,025	Bloomberg Barclays U.S. Aggregate Bond Index

Fidelity Freedom® Index 2020 Fund

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The hypothetical investment and the average annual total returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund’s total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended March 31, 2021	Past 1 year	Past 5 years	Past 10 years
Investor Class	26.61%	9.21%	6.96%
Institutional Premium Class	26.66%	9.27%	7.00%
Premier Class	26.72%	9.28%	7.00%

 The initial offering of Institutional Premium Class took place on June 24, 2015. Returns prior to June 24, 2015 are those of Investor Class, the original class of the fund.

 The initial offering of Premier Class took place on June 24, 2020. Returns between June 24, 2015 and June 24, 2020 are those of Institutional Premium Class. Returns prior to June 24, 2015 are those of Investor Class, the original class of the fund.

$10,000 Over 10 Years

Let's say hypothetically that $10,000 was invested in Fidelity Freedom® Index 2020 Fund - Investor Class on March 31, 2011.

The chart shows how the value of your investment would have changed, and also shows how the S&P 500® Index performed over the same period.

Period Ending Values
$19,604	Fidelity Freedom® Index 2020 Fund - Investor Class
$36,788	S&P 500® Index

Fidelity Freedom® Index 2025 Fund

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The hypothetical investment and the average annual total returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund’s total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended March 31, 2021	Past 1 year	Past 5 years	Past 10 years
Investor Class	30.27%	9.95%	7.63%
Institutional Premium Class	30.37%	10.01%	7.67%
Premier Class	30.35%	10.01%	7.67%

 The initial offering of Institutional Premium Class took place on June 24, 2015. Returns prior to June 24, 2015 are those of Investor Class, the original class of the fund.

 The initial offering of Premier Class took place on June 24, 2020. Returns between June 24, 2015 and June 24, 2020 are those of Institutional Premium Class. Returns prior to June 24, 2015 are those of Investor Class, the original class of the fund.

$10,000 Over 10 Years

Let's say hypothetically that $10,000 was invested in Fidelity Freedom® Index 2025 Fund - Investor Class on March 31, 2011.

The chart shows how the value of your investment would have changed, and also shows how the S&P 500® Index performed over the same period.

Period Ending Values
$20,687	Fidelity Freedom® Index 2025 Fund - Investor Class
$36,788	S&P 500® Index

Fidelity Freedom® Index 2030 Fund

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The hypothetical investment and the average annual total returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund’s total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended March 31, 2021	Past 1 year	Past 5 years	Past 10 years
Investor Class	35.36%	11.28%	8.34%
Institutional Premium Class	35.41%	11.33%	8.37%
Premier Class	35.46%	11.34%	8.38%

 The initial offering of Institutional Premium Class took place on June 24, 2015. Returns prior to June 24, 2015 are those of Investor Class, the original class of the fund.

 The initial offering of Premier Class took place on June 24, 2020. Returns between June 24, 2015 and June 24, 2020 are those of Institutional Premium Class. Returns prior to June 24, 2015 are those of Investor Class, the original class of the fund.

$10,000 Over 10 Years

Let's say hypothetically that $10,000 was invested in Fidelity Freedom® Index 2030 Fund - Investor Class on March 31, 2011.

The chart shows how the value of your investment would have changed, and also shows how the S&P 500® Index performed over the same period.

Period Ending Values
$22,286	Fidelity Freedom® Index 2030 Fund - Investor Class
$36,788	S&P 500® Index

Fidelity Freedom® Index 2035 Fund

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The hypothetical investment and the average annual total returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund’s total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended March 31, 2021	Past 1 year	Past 5 years	Past 10 years
Investor Class	44.28%	12.64%	9.12%
Institutional Premium Class	44.31%	12.69%	9.15%
Premier Class	44.36%	12.70%	9.16%

 The initial offering of Institutional Premium Class took place on June 24, 2015. Returns prior to June 24, 2015 are those of Investor Class, the original class of the fund.

 The initial offering of Premier Class took place on June 24, 2020. Returns between June 24, 2015 and June 24, 2020 are those of Institutional Premium Class. Returns prior to June 24, 2015 are those of Investor Class, the original class of the fund.

$10,000 Over 10 Years

Let's say hypothetically that $10,000 was invested in Fidelity Freedom® Index 2035 Fund - Investor Class on March 31, 2011.

The chart shows how the value of your investment would have changed, and also shows how the S&P 500® Index performed over the same period.

Period Ending Values
$23,931	Fidelity Freedom® Index 2035 Fund - Investor Class
$36,788	S&P 500® Index

Fidelity Freedom® Index 2040 Fund

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The hypothetical investment and the average annual total returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund’s total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended March 31, 2021	Past 1 year	Past 5 years	Past 10 years
Investor Class	49.86%	13.14%	9.39%
Institutional Premium Class	49.89%	13.19%	9.42%
Premier Class	49.88%	13.19%	9.42%

 The initial offering of Institutional Premium Class took place on June 24, 2015. Returns prior to June 24, 2015 are those of Investor Class, the original class of the fund.

 The initial offering of Premier Class took place on June 24, 2020. Returns between June 24, 2015 and June 24, 2020 are those of Institutional Premium Class. Returns prior to June 24, 2015 are those of Investor Class, the original class of the fund.

$10,000 Over 10 Years

Let's say hypothetically that $10,000 was invested in Fidelity Freedom® Index 2040 Fund - Investor Class on March 31, 2011.

The chart shows how the value of your investment would have changed, and also shows how the S&P 500® Index performed over the same period.

Period Ending Values
$24,527	Fidelity Freedom® Index 2040 Fund - Investor Class
$36,788	S&P 500® Index

Fidelity Freedom® Index 2045 Fund

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The hypothetical investment and the average annual total returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund’s total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended March 31, 2021	Past 1 year	Past 5 years	Past 10 years
Investor Class	49.89%	13.14%	9.41%
Institutional Premium Class	49.89%	13.19%	9.45%
Premier Class	49.95%	13.20%	9.45%

 The initial offering of Institutional Premium Class took place on June 24, 2015. Returns prior to June 24, 2015 are those of Investor Class, the original class of the fund.

 The initial offering of Premier Class took place on June 24, 2020. Returns between June 24, 2015 and June 24, 2020 are those of Institutional Premium Class. Returns prior to June 24, 2015 are those of Investor Class, the original class of the fund.

$10,000 Over 10 Years

Let's say hypothetically that $10,000 was invested in Fidelity Freedom® Index 2045 Fund - Investor Class on March 31, 2011.

The chart shows how the value of your investment would have changed, and also shows how the S&P 500® Index performed over the same period.

Period Ending Values
$24,586	Fidelity Freedom® Index 2045 Fund - Investor Class
$36,788	S&P 500® Index

Fidelity Freedom® Index 2050 Fund

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The hypothetical investment and the average annual total returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund’s total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended March 31, 2021	Past 1 year	Past 5 years	Past 10 years
Investor Class	49.93%	13.14%	9.39%
Institutional Premium Class	49.96%	13.19%	9.42%
Premier Class	50.03%	13.20%	9.42%

 The initial offering of Institutional Premium Class took place on June 24, 2015. Returns prior to June 24, 2015 are those of Investor Class, the original class of the fund.

 The initial offering of Premier Class took place on June 24, 2020. Returns between June 24, 2015 and June 24, 2020 are those of Institutional Premium Class. Returns prior to June 24, 2015 are those of Investor Class, the original class of the fund.

$10,000 Over 10 Years

Let's say hypothetically that $10,000 was invested in Fidelity Freedom® Index 2050 Fund - Investor Class on March 31, 2011.

The chart shows how the value of your investment would have changed, and also shows how the S&P 500® Index performed over the same period.

Period Ending Values
$24,532	Fidelity Freedom® Index 2050 Fund - Investor Class
$36,788	S&P 500® Index

Fidelity Freedom® Index 2055 Fund

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The hypothetical investment and the average annual total returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund’s total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended March 31, 2021	Past 1 year	Past 5 years	Life of PortfolioA
Investor Class	49.88%	13.15%	9.66%
Institutional Premium Class	49.87%	13.20%	9.69%
Premier Class	49.84%	13.20%	9.69%

 A From June 1, 2011

 The initial offering of Institutional Premium Class took place on June 24, 2015. Returns prior to June 24, 2015 are those of Investor Class, the original class of the fund.

 The initial offering of Premier Class took place on June 24, 2020. Returns between June 24, 2015 and June 24, 2020 are those of Institutional Premium Class. Returns prior to June 24, 2015 are those of Investor Class, the original class of the fund.

$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in Fidelity Freedom® Index 2055 Fund - Investor Class on June 1, 2011, when the fund started.

The chart shows how the value of your investment would have changed, and also shows how the S&P 500® Index performed over the same period.

Period Ending Values
$24,773	Fidelity Freedom® Index 2055 Fund - Investor Class
$36,978	S&P 500® Index

Fidelity Freedom® Index 2060 Fund

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The hypothetical investment and the average annual total returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund’s total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended March 31, 2021	Past 1 year	Past 5 years	Life of PortfolioA
Investor Class	49.89%	13.13%	10.01%
Institutional Premium Class	49.92%	13.19%	10.05%
Premier Class	50.05%	13.21%	10.07%

 A From August 5, 2014

 The initial offering of Institutional Premium Class took place on June 24, 2015. Returns prior to June 24, 2015 are those of Investor Class, the original class of the fund.

 The initial offering of Premier Class took place on June 24, 2020. Returns between June 24, 2015 and June 24, 2020 are those of Institutional Premium Class. Returns prior to June 24, 2015 are those of Investor Class, the original class of the fund.

$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in Fidelity Freedom® Index 2060 Fund - Investor Class on August 5, 2014, when the fund started.

The chart shows how the value of your investment would have changed, and also shows how the S&P 500® Index performed over the same period.

Period Ending Values
$18,871	Fidelity Freedom® Index 2060 Fund - Investor Class
$23,643	S&P 500® Index

Fidelity Freedom® Index 2065 Fund

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The hypothetical investment and the average annual total returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund’s total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended March 31, 2021	Past 1 year	Life of PortfolioA
Investor Class	49.88%	16.96%
Institutional Premium Class	49.92%	16.98%
Premier Class	49.95%	16.99%

 A From June 28, 2019

 The initial offering of Premier Class took place on June 24, 2020. Returns prior to June 24, 2020 are those of Institutional Premium Class

$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in Fidelity Freedom® Index 2065 Fund - Investor Class on June 28, 2019, when the fund started.

The chart shows how the value of your investment would have changed, and also shows how the S&P 500® Index performed over the same period.

Period Ending Values
$13,153	Fidelity Freedom® Index 2065 Fund - Investor Class
$13,944	S&P 500® Index

Management's Discussion of Fund Performance

Market Recap:  For the 12 months ending March 31, 2021, global financial markets were influenced by a number of factors, including elevated volatility resulting from the early-2020 outbreak and spread of COVID-19. The pandemic coincided with equities suffering one of the quickest declines on record, followed by a historic rebound through March 31, driven by global economies reopening, ongoing fiscal and monetary stimulus, and the widespread distribution of COVID-19 vaccines. Many economists raised their expectations for a powerful recovery, as opposed to the sluggish rebound they had been anticipating. In the first quarter of 2021, riskier asset prices and bond yields rose amid the progressing global recovery.

Within this environment, the MSCI ACWI (All Country World Index) ex USA Index gained 49.62% for the 12 months. Canada (+61%) and emerging markets (+59%) fared best among regions. Asia Pacific ex Japan (+52%) also topped the broader market. Conversely, the U.K. (+34%) and Japan (+40%) notably lagged and Europe ex U.K. gained about 50%. By sector, information technology (+83%) led the way, boosted by the semiconductors & semiconductor equipment group (+128%). Materials (+77%), consumer discretionary (+66%) and industrials (+58%) also outperformed. In contrast, notable laggards included four defensive sectors: consumer staples and health care (+23% each) and utilities and real estate (+29% each).

The Dow Jones U.S. Total Stock Market Index gained 62.68% the past 12 months. Among sectors, economically sensitive groups fared best, led by consumer discretionary (+98%), energy and materials (+83% each), industrials (+74%), and information technology (+70%). In contrast, utilities (+19%) fared worst by a wide margin, followed by consumer staples (+31%). Small-cap stocks, as measured by the Russell 2000® Index (+94.85%), handily topped the large-cap-oriented S&P 500® index (+56.35%) the past 12 months. From a style standpoint, value stocks outpaced growth in the smaller-cap segment of the broader market, while growth topped value among large-caps. Commodities, as measured by the Bloomberg Barclays Commodity Index Total Return, rose 35.04%.

Within fixed income, U.S. taxable investment-grade bonds, as measured by the Bloomberg Barclays U.S. Aggregate Bond Index, gained 0.71% the past 12 months. Treasury Inflation-Protected Securities (+8.12%) and corporate bonds (+7.88%) outperformed the broader investment-grade bond index. Long-term (-15.80%) and short-term (+0.13%) U.S. Treasuries underperformed, as did government-related securities (-4.26%). Commercial mortgage-backed securities (+4.36%) and asset-backed securities (+4.57%) each lagged, whereas leveraged loans (+21.93%), high-yield bonds (+20.31%) and emerging-market debt (+14.29%) stood out.

Comments from Co-Portfolio Managers Andrew Dierdorf, Brett Sumsion and Finola McGuire Foley:  For the fiscal year, the Investor Class shares of each Fidelity Freedom® Index Fund posted a gain, ranging from 9.72% for Fidelity Freedom® Index Income Fund to 49.93% for Fidelity Freedom Index 2050 Fund. Each Fund performed roughly in line with its Composite index the past 12 months. U.S. equities and non-U.S. equities were the best-performing asset classes this period, one that was marked by increased optimism for economic growth, coordinated monetary and fiscal response from the U.S. government, and the potential for rising inflationary pressures. The Funds’ investment in Fidelity® Series Total Market Index Fund, which invests in large and small-cap stocks as well as growth and value stocks, returned 62.78% the past 12 months, about in line with the benchmark Dow Jones U.S. Total Stock Market Index (+62.68%). Fidelity® Series Global ex U.S. Index Fund, which invests in non-U.S. stocks, returned 49.84%, roughly in line with the 49.62% return of the MSCI ACWI (All Country World Index) ex U.S.A. Index. Looking at other asset classes, fixed income and short-term securities notably lagged equities this period. Long-term U.S. Treasury bonds fared worst, as measured by the -15.80% return of the Bloomberg Barclays U.S. Long-Term Treasury Bond Index. Comparatively, our position in Fidelity® Series Long-Term Treasury Bond Index Fund returned -16.55%. The Bloomberg Barclays U.S. Aggregate Bond Index, the benchmark for investment-grade bonds, gained 0.71%, compared to 0.34% for our stake in Fidelity® Series Investment Grade Bond Index Fund. Inflation-protected securities and short-term securities returned 8.12% and 0.13%, respectively, as measured by the Bloomberg Barclays 1-10 TIPS Index and the Bloomberg Barclays 3-6 Month Treasury Bond Index. The Funds' investments in those two asset classes roughly kept pace with the benchmarks.

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Fidelity Freedom® Index Income Fund

Investment Summary (Unaudited)

The information in the following tables is based on the direct investments of the Fund.

Top Holdings as of March 31, 2021

% of fund's net assets
Fidelity Series Bond Index Fund	45.5
Fidelity Series Treasury Bill Index Fund	22.6
Fidelity Series Total Market Index Fund	11.4
Fidelity Series Inflation-Protected Bond Index Fund	10.0
Fidelity Series Global ex U.S. Index Fund	7.6
Fidelity Series Long-Term Treasury Bond Index Fund	2.9
Fidelity Cash Central Fund 0.06%	0.0
100.0

Asset Allocation (% of fund's net assets)

Period end
Domestic Equity Funds	11.4%
International Equity Funds	7.6%
Bond Funds	48.4%
Inflation-Protected Bond Funds	10.0%
Short-Term Funds	22.6%

Percentages shown as 0.0% may reflect amounts less than 0.05%.

Fidelity Freedom® Index Income Fund

Schedule of Investments March 31, 2021

Showing Percentage of Net Assets

Domestic Equity Funds - 11.4%
	Shares	Value
Fidelity Series Total Market Index Fund (a)
(Cost $83,329,767)	8,270,080	113,630,905

International Equity Funds - 7.6%
Fidelity Series Global ex U.S. Index Fund (a)
(Cost $58,728,177)	5,106,494	75,882,498

Bond Funds - 48.4%
Fidelity Series Bond Index Fund (a)	43,767,770	453,434,102
Fidelity Series Long-Term Treasury Bond Index Fund (a)	3,723,044	29,412,044
TOTAL BOND FUNDS
(Cost $488,628,901)		482,846,146

Inflation-Protected Bond Funds - 10.0%
Fidelity Series Inflation-Protected Bond Index Fund (a)
(Cost $95,562,748)	9,300,839	99,891,013

Short-Term Funds - 22.6%
Fidelity Cash Central Fund 0.06% (b)	18,033	18,037
Fidelity Series Treasury Bill Index Fund (a)	22,490,806	224,908,055
TOTAL SHORT-TERM FUNDS
(Cost $224,979,412)		224,926,092
TOTAL INVESTMENT IN SECURITIES - 100.0%
(Cost $951,229,005)		997,176,654
NET OTHER ASSETS (LIABILITIES) - 0.0%		(67,825)
NET ASSETS - 100%		$997,108,829

Legend

 (a) Affiliated Fund

 (b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$18
Total	$18

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable.

Affiliated Underlying Funds

Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds, excluding any Money Market Central Funds, is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur.

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Fidelity Series Bond Index Fund	$255,629,952	$305,059,839	$92,100,039	$10,697,205	$(778,681)	$(14,376,969)	$453,434,102
Fidelity Series Global ex U.S. Index Fund	41,926,680	45,436,742	33,937,632	1,221,406	308,087	22,148,621	75,882,498
Fidelity Series Inflation-Protected Bond Index Fund	55,922,222	60,956,791	21,057,402	1,221,461	168,307	3,901,095	99,891,013
Fidelity Series Long-Term Treasury Bond Index Fund	16,874,437	26,324,775	5,928,546	2,888,690	(316,044)	(7,542,578)	29,412,044
Fidelity Series Total Market Index Fund	62,405,580	69,882,360	59,154,761	1,989,407	1,285,803	39,211,923	113,630,905
Fidelity Series Treasury Bill Index Fund	126,104,162	146,378,128	46,964,956	756,854	(35,981)	(573,298)	224,908,055
	$558,863,033	$654,038,635	$259,143,336	$18,775,023	$631,491	$42,768,794	$997,158,617

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of March 31, 2021, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Domestic Equity Funds	$113,630,905	$113,630,905	$--	$--
International Equity Funds	75,882,498	75,882,498	--	--
Bond Funds	582,737,159	582,737,159	--	--
Short-Term Funds	224,926,092	224,926,092	--	--
Total Investments in Securities:	$997,176,654	$997,176,654	$--	$--

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom® Index Income Fund

Financial Statements

Statement of Assets and Liabilities

		March 31, 2021
Assets
Investment in securities, at value — See accompanying schedule:
Fidelity Central Funds (cost $18,037)	$18,037
Other affiliated issuers (cost $951,210,968)	997,158,617
Total Investment in Securities (cost $951,229,005)		$997,176,654
Cash		9,231
Receivable for investments sold		6,224,097
Receivable for fund shares sold		5,904,189
Distributions receivable from Fidelity Central Funds		1
Total assets		1,009,314,172
Liabilities
Payable for investments purchased	$4,924,518
Payable for fund shares redeemed	7,204,003
Accrued management fee	76,822
Total liabilities		12,205,343
Net Assets		$997,108,829
Net Assets consist of:
Paid in capital		$948,862,721
Total accumulated earnings (loss)		48,246,108
Net Assets		$997,108,829
Net Asset Value and Maximum Offering Price
Investor Class:
Net Asset Value, offering price and redemption price per share ($469,551,928 ÷ 37,697,754 shares)		$12.46
Institutional Premium Class:
Net Asset Value, offering price and redemption price per share ($410,093,549 ÷ 32,967,042 shares)		$12.44
Premier Class:
Net Asset Value, offering price and redemption price per share ($117,463,352 ÷ 9,447,759 shares)		$12.43

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Year ended March 31, 2021
Investment Income
Dividends:
Affiliated issuers		$10,141,284
Income from Fidelity Central Funds		18
Total income		10,141,302
Expenses
Management fee	$769,935
Independent trustees' fees and expenses	2,138
Total expenses before reductions	772,073
Expense reductions	(4)
Total expenses after reductions		772,069
Net investment income (loss)		9,369,233
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Affiliated issuers	658,577
Capital gain distributions from underlying funds:
Affiliated issuers	8,633,739
Total net realized gain (loss)		9,292,316
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Affiliated issuers	42,768,794
Total change in net unrealized appreciation (depreciation)		42,768,794
Net gain (loss)		52,061,110
Net increase (decrease) in net assets resulting from operations		$61,430,343

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Year ended March 31, 2021	Year ended March 31, 2020
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$9,369,233	$9,278,014
Net realized gain (loss)	9,292,316	27,218,832
Change in net unrealized appreciation (depreciation)	42,768,794	(23,086,943)
Net increase (decrease) in net assets resulting from operations	61,430,343	13,409,903
Distributions to shareholders	(17,384,777)	(35,256,615)
Share transactions - net increase (decrease)	394,244,729	227,317,964
Total increase (decrease) in net assets	438,290,295	205,471,252
Net Assets
Beginning of period	558,818,534	353,347,282
End of period	$997,108,829	$558,818,534

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Freedom Index Income Fund Investor Class

Years ended March 31,	2021	2020	2019	2018	2017
Selected Per–Share Data
Net asset value, beginning of period	$11.60	$11.98	$11.86	$11.63	$11.36
Income from Investment Operations
Net investment income (loss)A	.14	.24	.25	.20	.17
Net realized and unrealized gain (loss)	.98	.23	.22	.27	.28
Total from investment operations	1.12	.47	.47	.47	.45
Distributions from net investment income	(.15)	(.24)	(.25)	(.19)	(.17)
Distributions from net realized gain	(.12)	(.62)	(.10)	(.04)	(.01)
Total distributions	(.26)B	(.85)B	(.35)	(.24)B	(.18)
Net asset value, end of period	$12.46	$11.60	$11.98	$11.86	$11.63
Total ReturnC	9.72%	3.83%	4.09%	4.02%	4.02%
Ratios to Average Net AssetsD,E
Expenses before reductions	.12%	.12%	.15%	.15%	.15%
Expenses net of fee waivers, if any	.12%	.12%	.12%	.12%	.08%
Expenses net of all reductions	.12%	.12%	.12%	.12%	.08%
Net investment income (loss)	1.13%	1.96%	2.15%	1.69%	1.48%
Supplemental Data
Net assets, end of period (000 omitted)	$469,552	$282,522	$167,641	$126,634	$118,421
Portfolio turnover rateF	33%	67%	51%	17%	52%

 A Calculated based on average shares outstanding during the period.

 B Total distributions per share do not sum due to rounding.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 F Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom Index Income Fund Institutional Premium Class

Years ended March 31,	2021	2020	2019	2018	2017
Selected Per–Share Data
Net asset value, beginning of period	$11.59	$11.96	$11.84	$11.61	$11.35
Income from Investment Operations
Net investment income (loss)A	.14	.24	.26	.21	.18
Net realized and unrealized gain (loss)	.98	.25	.22	.26	.27
Total from investment operations	1.12	.49	.48	.47	.45
Distributions from net investment income	(.15)	(.24)	(.26)	(.20)	(.18)
Distributions from net realized gain	(.12)	(.62)	(.10)	(.04)	(.01)
Total distributions	(.27)	(.86)	(.36)	(.24)	(.19)
Net asset value, end of period	$12.44	$11.59	$11.96	$11.84	$11.61
Total ReturnB	9.68%	3.98%	4.16%	4.07%	4.00%
Ratios to Average Net AssetsC,D
Expenses before reductions	.08%	.08%	.10%	.10%	.09%
Expenses net of fee waivers, if any	.08%	.08%	.06%	.07%	.03%
Expenses net of all reductions	.08%	.08%	.06%	.07%	.03%
Net investment income (loss)	1.17%	2.00%	2.21%	1.74%	1.54%
Supplemental Data
Net assets, end of period (000 omitted)	$410,094	$276,297	$185,706	$163,733	$145,993
Portfolio turnover rateE	33%	67%	51%	17%	52%

 A Calculated based on average shares outstanding during the period.

 B Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 C Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 D Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 E Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom Index Income Fund Premier Class

Years ended March 31,	2021 A
Selected Per–Share Data
Net asset value, beginning of period	$12.07
Income from Investment Operations
Net investment income (loss)B	.18
Net realized and unrealized gain (loss)	.38
Total from investment operations	.56
Distributions from net investment income	(.11)
Distributions from net realized gain	(.09)
Total distributions	(.20)
Net asset value, end of period	$12.43
Total ReturnC,D	4.59%
Ratios to Average Net AssetsE,F
Expenses before reductions	.06%G
Expenses net of fee waivers, if any	.06%G
Expenses net of all reductions	.06%G
Net investment income (loss)	1.93%G
Supplemental Data
Net assets, end of period (000 omitted)	$117,463
Portfolio turnover rateH	33%

 A For the period June 24, 2020 (commencement of sale of shares) to March 31, 2021.

 B Calculated based on average shares outstanding during the period.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 G Annualized

 H Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom® Index 2005 Fund

Investment Summary (Unaudited)

The information in the following tables is based on the direct investments of the Fund.

Top Holdings as of March 31, 2021

% of fund's net assets
Fidelity Series Bond Index Fund	44.0
Fidelity Series Treasury Bill Index Fund	20.4
Fidelity Series Total Market Index Fund	14.0
Fidelity Series Global ex U.S. Index Fund	9.4
Fidelity Series Inflation-Protected Bond Index Fund	9.2
Fidelity Series Long-Term Treasury Bond Index Fund	3.0
Fidelity Cash Central Fund 0.06%	0.0
100.0

Asset Allocation (% of fund's net assets)

Period end
Domestic Equity Funds	14.0%
International Equity Funds	9.4%
Bond Funds	47.0%
Inflation-Protected Bond Funds	9.2%
Short-Term Funds	20.4%

Percentages shown as 0.0% may reflect amounts less than 0.05%.

Fidelity Freedom® Index 2005 Fund

Schedule of Investments March 31, 2021

Showing Percentage of Net Assets

Domestic Equity Funds - 14.0%
	Shares	Value
Fidelity Series Total Market Index Fund (a)
(Cost $25,104,630)	2,591,364	35,605,345

International Equity Funds - 9.4%
Fidelity Series Global ex U.S. Index Fund (a)
(Cost $17,624,367)	1,600,003	23,776,047

Bond Funds - 47.0%
Fidelity Series Bond Index Fund (a)	10,799,355	111,881,319
Fidelity Series Long-Term Treasury Bond Index Fund (a)	955,646	7,549,602
TOTAL BOND FUNDS
(Cost $119,621,354)		119,430,921

Inflation-Protected Bond Funds - 9.2%
Fidelity Series Inflation-Protected Bond Index Fund (a)
(Cost $22,172,691)	2,184,202	23,458,328

Short-Term Funds - 20.4%
Fidelity Cash Central Fund 0.06% (b)	9,878	9,880
Fidelity Series Treasury Bill Index Fund (a)	5,196,265	51,962,647
TOTAL SHORT-TERM FUNDS
(Cost $51,982,664)		51,972,527
TOTAL INVESTMENT IN SECURITIES - 100.0%
(Cost $236,505,706)		254,243,168
NET OTHER ASSETS (LIABILITIES) - 0.0%		(19,847)
NET ASSETS - 100%		$254,223,321

Legend

 (a) Affiliated Fund

 (b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$9
Total	$9

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable.

Affiliated Underlying Funds

Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds, excluding any Money Market Central Funds, is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur.

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Fidelity Series Bond Index Fund	$77,126,302	$60,466,273	$22,246,204	$2,910,332	$(142,053)	$(3,322,999)	$111,881,319
Fidelity Series Global ex U.S. Index Fund	17,560,895	10,515,815	12,652,530	399,677	375,305	7,976,562	23,776,047
Fidelity Series Inflation-Protected Bond Index Fund	15,832,193	11,198,606	4,721,918	289,677	48,703	1,100,744	23,458,328
Fidelity Series Long-Term Treasury Bond Index Fund	5,342,082	5,705,088	1,434,554	779,125	(51,909)	(2,011,105)	7,549,602
Fidelity Series Total Market Index Fund	26,103,926	16,280,181	21,871,253	679,797	1,117,873	13,974,618	35,605,345
Fidelity Series Treasury Bill Index Fund	34,800,814	27,575,737	10,254,738	201,582	(7,691)	(151,475)	51,962,647
	$176,766,212	$131,741,700	$73,181,197	$5,260,190	$1,340,228	$17,566,345	$254,233,288

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of March 31, 2021, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Domestic Equity Funds	$35,605,345	$35,605,345	$--	$--
International Equity Funds	23,776,047	23,776,047	--	--
Bond Funds	142,889,249	142,889,249	--	--
Short-Term Funds	51,972,527	51,972,527	--	--
Total Investments in Securities:	$254,243,168	$254,243,168	$--	$--

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom® Index 2005 Fund

Financial Statements

Statement of Assets and Liabilities

		March 31, 2021
Assets
Investment in securities, at value — See accompanying schedule:
Fidelity Central Funds (cost $9,880)	$9,880
Other affiliated issuers (cost $236,495,826)	254,233,288
Total Investment in Securities (cost $236,505,706)		$254,243,168
Cash		516
Receivable for investments sold		1,659,452
Receivable for fund shares sold		944,038
Distributions receivable from Fidelity Central Funds		1
Total assets		256,847,175
Liabilities
Payable for investments purchased	$2,320,449
Payable for fund shares redeemed	283,228
Accrued management fee	20,177
Total liabilities		2,623,854
Net Assets		$254,223,321
Net Assets consist of:
Paid in capital		$234,934,090
Total accumulated earnings (loss)		19,289,231
Net Assets		$254,223,321
Net Asset Value and Maximum Offering Price
Investor Class:
Net Asset Value, offering price and redemption price per share ($140,539,177 ÷ 10,181,657 shares)		$13.80
Institutional Premium Class:
Net Asset Value, offering price and redemption price per share ($105,989,514 ÷ 7,676,094 shares)		$13.81
Premier Class:
Net Asset Value, offering price and redemption price per share ($7,694,630 ÷ 557,458 shares)		$13.80

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Year ended March 31, 2021
Investment Income
Dividends:
Affiliated issuers		$2,955,927
Income from Fidelity Central Funds		9
Total income		2,955,936
Expenses
Management fee	$226,475
Independent trustees' fees and expenses	631
Total expenses before reductions	227,106
Expense reductions	(92)
Total expenses after reductions		227,014
Net investment income (loss)		2,728,922
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Affiliated issuers	1,350,534
Capital gain distributions from underlying funds:
Affiliated issuers	2,304,263
Total net realized gain (loss)		3,654,797
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Affiliated issuers	17,566,345
Total change in net unrealized appreciation (depreciation)		17,566,345
Net gain (loss)		21,221,142
Net increase (decrease) in net assets resulting from operations		$23,950,064

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Year ended March 31, 2021	Year ended March 31, 2020
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$2,728,922	$3,080,525
Net realized gain (loss)	3,654,797	13,724,282
Change in net unrealized appreciation (depreciation)	17,566,345	(13,330,553)
Net increase (decrease) in net assets resulting from operations	23,950,064	3,474,254
Distributions to shareholders	(5,459,492)	(16,376,341)
Share transactions - net increase (decrease)	58,980,322	58,822,728
Total increase (decrease) in net assets	77,470,894	45,920,641
Net Assets
Beginning of period	176,752,427	130,831,786
End of period	$254,223,321	$176,752,427

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Freedom Index 2005 Fund Investor Class

Years ended March 31,	2021	2020	2019	2018	2017
Selected Per–Share Data
Net asset value, beginning of period	$12.58	$13.50	$13.36	$12.94	$12.45
Income from Investment Operations
Net investment income (loss)A	.16	.27	.29	.23	.20
Net realized and unrealized gain (loss)	1.39	.17	.26	.47	.52
Total from investment operations	1.55	.44	.55	.70	.72
Distributions from net investment income	(.17)	(.26)	(.26)	(.21)	(.20)
Distributions from net realized gain	(.16)	(1.10)	(.14)	(.07)	(.03)
Total distributions	(.33)	(1.36)	(.41)B	(.28)	(.23)
Net asset value, end of period	$13.80	$12.58	$13.50	$13.36	$12.94
Total ReturnC	12.35%	2.91%	4.25%	5.41%	5.84%
Ratios to Average Net AssetsD,E
Expenses before reductions	.12%	.12%	.15%	.15%	.15%
Expenses net of fee waivers, if any	.12%	.12%	.12%	.12%	.09%
Expenses net of all reductions	.12%	.12%	.12%	.12%	.09%
Net investment income (loss)	1.21%	1.96%	2.16%	1.74%	1.60%
Supplemental Data
Net assets, end of period (000 omitted)	$140,539	$93,765	$66,875	$60,299	$43,767
Portfolio turnover rateF	33%	83%	52%	26%	52%

 A Calculated based on average shares outstanding during the period.

 B Total distributions per share do not sum due to rounding.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 F Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom Index 2005 Fund Institutional Premium Class

Years ended March 31,	2021	2020	2019	2018	2017
Selected Per–Share Data
Net asset value, beginning of period	$12.58	$13.50	$13.36	$12.94	$12.45
Income from Investment Operations
Net investment income (loss)A	.17	.27	.30	.24	.21
Net realized and unrealized gain (loss)	1.39	.17	.25	.46	.52
Total from investment operations	1.56	.44	.55	.70	.73
Distributions from net investment income	(.18)	(.27)	(.27)	(.22)	(.21)
Distributions from net realized gain	(.16)	(1.10)	(.14)	(.07)	(.03)
Total distributions	(.33)B	(1.36)B	(.41)	(.28)B	(.24)
Net asset value, end of period	$13.81	$12.58	$13.50	$13.36	$12.94
Total ReturnC	12.46%	2.95%	4.31%	5.45%	5.90%
Ratios to Average Net AssetsD,E
Expenses before reductions	.08%	.08%	.10%	.10%	.09%
Expenses net of fee waivers, if any	.08%	.08%	.06%	.07%	.03%
Expenses net of all reductions	.08%	.08%	.06%	.07%	.03%
Net investment income (loss)	1.25%	2.00%	2.22%	1.79%	1.66%
Supplemental Data
Net assets, end of period (000 omitted)	$105,990	$82,988	$63,956	$52,913	$46,992
Portfolio turnover rateF	33%	83%	52%	26%	52%

 A Calculated based on average shares outstanding during the period.

 B Total distributions per share do not sum due to rounding.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 F Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom Index 2005 Fund Premier Class

Years ended March 31,	2021 A
Selected Per–Share Data
Net asset value, beginning of period	$13.24
Income from Investment Operations
Net investment income (loss)B	.03
Net realized and unrealized gain (loss)	.79
Total from investment operations	.82
Distributions from net investment income	(.14)
Distributions from net realized gain	(.12)
Total distributions	(.26)
Net asset value, end of period	$13.80
Total ReturnC,D	6.16%
Ratios to Average Net AssetsE,F
Expenses before reductions	.06%G
Expenses net of fee waivers, if any	.06%G
Expenses net of all reductions	.06%G
Net investment income (loss)	.32%G
Supplemental Data
Net assets, end of period (000 omitted)	$7,695
Portfolio turnover rateH	33%

 A For the period June 24, 2020 (commencement of sale of shares) to March 31, 2021.

 B Calculated based on average shares outstanding during the period.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 G Annualized

 H Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom® Index 2010 Fund

Investment Summary (Unaudited)

The information in the following tables is based on the direct investments of the Fund.

Top Holdings as of March 31, 2021

% of fund's net assets
Fidelity Series Bond Index Fund	40.6
Fidelity Series Total Market Index Fund	19.4
Fidelity Series Treasury Bill Index Fund	16.3
Fidelity Series Global ex U.S. Index Fund	13.0
Fidelity Series Inflation-Protected Bond Index Fund	7.7
Fidelity Series Long-Term Treasury Bond Index Fund	3.0
Fidelity Cash Central Fund 0.06%	0.0
100.0

Asset Allocation (% of fund's net assets)

Period end
Domestic Equity Funds	19.4%
International Equity Funds	13.0%
Bond Funds	43.6%
Inflation-Protected Bond Funds	7.7%
Short-Term Funds	16.3%

Percentages shown as 0.0% may reflect amounts less than 0.05%.

Fidelity Freedom® Index 2010 Fund

Schedule of Investments March 31, 2021

Showing Percentage of Net Assets

Domestic Equity Funds - 19.4%
	Shares	Value
Fidelity Series Total Market Index Fund (a)
(Cost $121,262,175)	12,371,237	169,980,797

International Equity Funds - 13.0%
Fidelity Series Global ex U.S. Index Fund (a)
(Cost $81,678,834)	7,640,136	113,532,428

Bond Funds - 43.6%
Fidelity Series Bond Index Fund (a)	34,230,744	354,630,504
Fidelity Series Long-Term Treasury Bond Index Fund (a)	3,292,596	26,011,511
TOTAL BOND FUNDS
(Cost $378,525,138)		380,642,015

Inflation-Protected Bond Funds - 7.7%
Fidelity Series Inflation-Protected Bond Index Fund (a)
(Cost $63,298,516)	6,269,278	67,332,050

Short-Term Funds - 16.3%
Fidelity Cash Central Fund 0.06% (b)	5,946	5,947
Fidelity Series Treasury Bill Index Fund (a)	14,258,763	142,587,634
TOTAL SHORT-TERM FUNDS
(Cost $142,610,538)		142,593,581
TOTAL INVESTMENT IN SECURITIES - 100.0%
(Cost $787,375,201)		874,080,871
NET OTHER ASSETS (LIABILITIES) - 0.0%		(67,871)
NET ASSETS - 100%		$874,013,000

Legend

 (a) Affiliated Fund

 (b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$6
Total	$6

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable.

Affiliated Underlying Funds

Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds, excluding any Money Market Central Funds, is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur.

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Fidelity Series Bond Index Fund	$271,732,748	$143,763,094	$50,209,061	$9,535,369	$(375,175)	$(10,281,102)	$354,630,504
Fidelity Series Global ex U.S. Index Fund	92,008,968	28,609,999	48,713,076	1,968,585	1,595,183	40,031,354	113,532,428
Fidelity Series Inflation-Protected Bond Index Fund	50,554,600	21,716,240	8,441,394	856,838	72,292	3,430,312	67,332,050
Fidelity Series Long-Term Treasury Bond Index Fund	20,486,851	16,197,808	3,349,621	2,814,129	(213,524)	(7,110,003)	26,011,511
Fidelity Series Total Market Index Fund	136,780,743	44,777,593	86,917,520	3,404,019	6,713,715	68,626,266	169,980,797
Fidelity Series Treasury Bill Index Fund	105,390,371	56,094,787	18,428,171	586,141	(22,625)	(446,728)	142,587,634
	$676,954,281	$311,159,521	$216,058,843	$19,165,081	$7,769,866	$94,250,099	$874,074,924

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of March 31, 2021, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Domestic Equity Funds	$169,980,797	$169,980,797	$--	$--
International Equity Funds	113,532,428	113,532,428	--	--
Bond Funds	447,974,065	447,974,065	--	--
Short-Term Funds	142,593,581	142,593,581	--	--
Total Investments in Securities:	$874,080,871	$874,080,871	$--	$--

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom® Index 2010 Fund

Financial Statements

Statement of Assets and Liabilities

		March 31, 2021
Assets
Investment in securities, at value — See accompanying schedule:
Fidelity Central Funds (cost $5,947)	$5,947
Other affiliated issuers (cost $787,369,254)	874,074,924
Total Investment in Securities (cost $787,375,201)		$874,080,871
Cash		435
Receivable for investments sold		7,770,823
Receivable for fund shares sold		714,884
Total assets		882,567,013
Liabilities
Payable for investments purchased	$7,851,985
Payable for fund shares redeemed	633,749
Accrued management fee	68,279
Total liabilities		8,554,013
Net Assets		$874,013,000
Net Assets consist of:
Paid in capital		$779,220,708
Total accumulated earnings (loss)		94,792,292
Net Assets		$874,013,000
Net Asset Value and Maximum Offering Price
Investor Class:
Net Asset Value, offering price and redemption price per share ($477,015,449 ÷ 33,919,441 shares)		$14.06
Institutional Premium Class:
Net Asset Value, offering price and redemption price per share ($389,414,340 ÷ 27,683,429 shares)		$14.07
Premier Class:
Net Asset Value, offering price and redemption price per share ($7,583,211 ÷ 539,118 shares)		$14.07

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Year ended March 31, 2021
Investment Income
Dividends:
Affiliated issuers		$11,245,336
Income from Fidelity Central Funds		6
Total income		11,245,342
Expenses
Management fee	$800,954
Independent trustees' fees and expenses	2,291
Total expenses before reductions	803,245
Expense reductions	(1)
Total expenses after reductions		803,244
Net investment income (loss)		10,442,098
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Affiliated issuers	7,775,694
Capital gain distributions from underlying funds:
Affiliated issuers	7,919,745
Total net realized gain (loss)		15,695,439
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Affiliated issuers	94,250,099
Total change in net unrealized appreciation (depreciation)		94,250,099
Net gain (loss)		109,945,538
Net increase (decrease) in net assets resulting from operations		$120,387,636

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Year ended March 31, 2021	Year ended March 31, 2020
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$10,442,098	$12,560,351
Net realized gain (loss)	15,695,439	88,993,318
Change in net unrealized appreciation (depreciation)	94,250,099	(98,136,014)
Net increase (decrease) in net assets resulting from operations	120,387,636	3,417,655
Distributions to shareholders	(21,511,773)	(99,261,191)
Share transactions - net increase (decrease)	98,235,509	208,593,558
Total increase (decrease) in net assets	197,111,372	112,750,022
Net Assets
Beginning of period	676,901,628	564,151,606
End of period	$874,013,000	$676,901,628

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Freedom Index 2010 Fund Investor Class

Years ended March 31,	2021	2020	2019	2018	2017
Selected Per–Share Data
Net asset value, beginning of period	$12.33	$14.17	$14.25	$13.72	$13.03
Income from Investment Operations
Net investment income (loss)A	.18	.27	.30	.25	.23
Net realized and unrealized gain (loss)	1.91	.04B	.29	.65	.71
Total from investment operations	2.09	.31	.59	.90	.94
Distributions from net investment income	(.19)	(.27)	(.30)	(.24)	(.22)
Distributions from net realized gain	(.17)	(1.88)	(.37)	(.14)	(.02)
Total distributions	(.36)	(2.15)	(.67)	(.37)C	(.25)C
Net asset value, end of period	$14.06	$12.33	$14.17	$14.25	$13.72
Total ReturnD	17.04%	1.34%	4.43%	6.62%	7.24%
Ratios to Average Net AssetsE,F
Expenses before reductions	.12%	.12%	.15%	.15%	.15%
Expenses net of fee waivers, if any	.12%	.12%	.12%	.12%	.09%
Expenses net of all reductions	.12%	.12%	.12%	.12%	.09%
Net investment income (loss)	1.28%	1.93%	2.13%	1.77%	1.70%
Supplemental Data
Net assets, end of period (000 omitted)	$477,015	$353,955	$254,371	$239,660	$205,267
Portfolio turnover rateG	27%	83%	45%	22%	36%

 A Calculated based on average shares outstanding during the period.

 B The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.

 C Total distributions per share do not sum due to rounding.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 G Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom Index 2010 Fund Institutional Premium Class

Years ended March 31,	2021	2020	2019	2018	2017
Selected Per–Share Data
Net asset value, beginning of period	$12.33	$14.17	$14.25	$13.73	$13.03
Income from Investment Operations
Net investment income (loss)A	.18	.28	.31	.26	.24
Net realized and unrealized gain (loss)	1.93	.04B	.29	.64	.71
Total from investment operations	2.11	.32	.60	.90	.95
Distributions from net investment income	(.19)	(.28)	(.31)	(.24)	(.23)
Distributions from net realized gain	(.17)	(1.88)	(.37)	(.14)	(.02)
Total distributions	(.37)C	(2.16)	(.68)	(.38)	(.25)
Net asset value, end of period	$14.07	$12.33	$14.17	$14.25	$13.73
Total ReturnD	17.17%	1.37%	4.49%	6.59%	7.39%
Ratios to Average Net AssetsE,F
Expenses before reductions	.08%	.08%	.10%	.10%	.09%
Expenses net of fee waivers, if any	.08%	.08%	.06%	.07%	.04%
Expenses net of all reductions	.08%	.08%	.06%	.07%	.04%
Net investment income (loss)	1.33%	1.98%	2.19%	1.82%	1.75%
Supplemental Data
Net assets, end of period (000 omitted)	$389,414	$322,946	$309,781	$319,248	$286,173
Portfolio turnover rateG	27%	83%	45%	22%	36%

 A Calculated based on average shares outstanding during the period.

 B The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.

 C Total distributions per share do not sum due to rounding.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 G Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom Index 2010 Fund Premier Class

Years ended March 31,	2021 A
Selected Per–Share Data
Net asset value, beginning of period	$13.15
Income from Investment Operations
Net investment income (loss)B	.07
Net realized and unrealized gain (loss)	1.12
Total from investment operations	1.19
Distributions from net investment income	(.16)
Distributions from net realized gain	(.11)
Total distributions	(.27)
Net asset value, end of period	$14.07
Total ReturnC,D	9.06%
Ratios to Average Net AssetsE,F
Expenses before reductions	.06%G
Expenses net of fee waivers, if any	.06%G
Expenses net of all reductions	.06%G
Net investment income (loss)	.64%G
Supplemental Data
Net assets, end of period (000 omitted)	$7,583
Portfolio turnover rateH	27%

 A For the period June 24, 2020 (commencement of sale of shares) to March 31, 2021.

 B Calculated based on average shares outstanding during the period.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 G Annualized

 H Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom® Index 2015 Fund

Investment Summary (Unaudited)

The information in the following tables is based on the direct investments of the Fund.

Top Holdings as of March 31, 2021

% of fund's net assets
Fidelity Series Bond Index Fund	36.8
Fidelity Series Total Market Index Fund	24.9
Fidelity Series Global ex U.S. Index Fund	16.7
Fidelity Series Treasury Bill Index Fund	12.2
Fidelity Series Inflation-Protected Bond Index Fund	6.4
Fidelity Series Long-Term Treasury Bond Index Fund	3.0
Fidelity Cash Central Fund 0.06%	0.0
100.0

Asset Allocation (% of fund's net assets)

Period end
Domestic Equity Funds	24.9%
International Equity Funds	16.7%
Bond Funds	39.8%
Inflation-Protected Bond Funds	6.4%
Short-Term Funds	12.2%

Percentages shown as 0.0% may reflect amounts less than 0.05%.

Fidelity Freedom® Index 2015 Fund

Schedule of Investments March 31, 2021

Showing Percentage of Net Assets

Domestic Equity Funds - 24.9%
	Shares	Value
Fidelity Series Total Market Index Fund (a)
(Cost $385,265,067)	38,997,025	535,819,121

International Equity Funds - 16.7%
Fidelity Series Global ex U.S. Index Fund (a)
(Cost $266,932,491)	24,081,494	357,851,007

Bond Funds - 39.8%
Fidelity Series Bond Index Fund (a)	76,430,950	791,824,646
Fidelity Series Long-Term Treasury Bond Index Fund (a)	8,094,522	63,946,726
TOTAL BOND FUNDS
(Cost $855,063,056)		855,771,372

Inflation-Protected Bond Funds - 6.4%
Fidelity Series Inflation-Protected Bond Index Fund (a)
(Cost $130,106,738)	12,832,095	137,816,704

Short-Term Funds - 12.2%
Fidelity Cash Central Fund 0.06% (b)	513	513
Fidelity Series Treasury Bill Index Fund (a)	26,099,557	260,995,575
TOTAL SHORT-TERM FUNDS
(Cost $261,046,590)		260,996,088
TOTAL INVESTMENT IN SECURITIES - 100.0%
(Cost $1,898,413,942)		2,148,254,292
NET OTHER ASSETS (LIABILITIES) - 0.0%		(161,859)
NET ASSETS - 100%		$2,148,092,433

Legend

 (a) Affiliated Fund

 (b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$8
Total	$8

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable.

Affiliated Underlying Funds

Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds, excluding any Money Market Central Funds, is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur.

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Fidelity Series Bond Index Fund	$569,779,591	$363,471,977	$117,270,753	$20,369,814	$(510,459)	$(23,645,710)	$791,824,646
Fidelity Series Global ex U.S. Index Fund	270,265,990	99,344,623	134,809,326	5,927,756	2,041,097	121,008,623	357,851,007
Fidelity Series Inflation-Protected Bond Index Fund	97,440,517	52,593,016	18,964,914	1,676,713	115,976	6,632,109	137,816,704
Fidelity Series Long-Term Treasury Bond Index Fund	47,428,737	42,952,039	8,923,141	6,627,288	(209,953)	(17,300,956)	63,946,726
Fidelity Series Total Market Index Fund	401,548,581	157,784,993	246,932,633	10,177,428	13,886,197	209,531,983	535,819,121
Fidelity Series Treasury Bill Index Fund	178,532,622	119,649,109	36,385,696	999,209	(24,692)	(775,768)	260,995,575
	$1,564,996,038	$835,795,757	$563,286,463	$45,778,208	$15,298,166	$295,450,281	$2,148,253,779

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of March 31, 2021, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Domestic Equity Funds	$535,819,121	$535,819,121	$--	$--
International Equity Funds	357,851,007	357,851,007	--	--
Bond Funds	993,588,076	993,588,076	--	--
Short-Term Funds	260,996,088	260,996,088	--	--
Total Investments in Securities:	$2,148,254,292	$2,148,254,292	$--	$--

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom® Index 2015 Fund

Financial Statements

Statement of Assets and Liabilities

		March 31, 2021
Assets
Investment in securities, at value — See accompanying schedule:
Fidelity Central Funds (cost $513)	$513
Other affiliated issuers (cost $1,898,413,429)	2,148,253,779
Total Investment in Securities (cost $1,898,413,942)		$2,148,254,292
Cash		1,322
Receivable for investments sold		23,230,872
Receivable for fund shares sold		3,555,984
Total assets		2,175,042,470
Liabilities
Payable for investments purchased	$20,160,984
Payable for fund shares redeemed	6,626,098
Accrued management fee	162,955
Total liabilities		26,950,037
Net Assets		$2,148,092,433
Net Assets consist of:
Paid in capital		$1,885,595,277
Total accumulated earnings (loss)		262,497,156
Net Assets		$2,148,092,433
Net Asset Value and Maximum Offering Price
Investor Class:
Net Asset Value, offering price and redemption price per share ($1,197,346,563 ÷ 79,202,581 shares)		$15.12
Institutional Premium Class:
Net Asset Value, offering price and redemption price per share ($789,556,883 ÷ 52,250,342 shares)		$15.11
Premier Class:
Net Asset Value, offering price and redemption price per share ($161,188,987 ÷ 10,668,619 shares)		$15.11

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Year ended March 31, 2021
Investment Income
Dividends:
Affiliated issuers		$27,824,420
Income from Fidelity Central Funds		8
Total income		27,824,428
Expenses
Management fee	$1,897,649
Independent trustees' fees and expenses	5,357
Total expenses before reductions	1,903,006
Expense reductions	(2)
Total expenses after reductions		1,903,004
Net investment income (loss)		25,921,424
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Affiliated issuers	15,298,166
Capital gain distributions from underlying funds:
Affiliated issuers	17,953,788
Total net realized gain (loss)		33,251,954
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Affiliated issuers	295,450,281
Total change in net unrealized appreciation (depreciation)		295,450,281
Net gain (loss)		328,702,235
Net increase (decrease) in net assets resulting from operations		$354,623,659

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Year ended March 31, 2021	Year ended March 31, 2020
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$25,921,424	$29,557,836
Net realized gain (loss)	33,251,954	236,214,993
Change in net unrealized appreciation (depreciation)	295,450,281	(283,049,557)
Net increase (decrease) in net assets resulting from operations	354,623,659	(17,276,728)
Distributions to shareholders	(52,456,187)	(261,095,790)
Share transactions - net increase (decrease)	281,049,614	523,987,798
Total increase (decrease) in net assets	583,217,086	245,615,280
Net Assets
Beginning of period	1,564,875,347	1,319,260,067
End of period	$2,148,092,433	$1,564,875,347

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Freedom Index 2015 Fund Investor Class

Years ended March 31,	2021	2020	2019	2018	2017
Selected Per–Share Data
Net asset value, beginning of period	$12.74	$15.09	$14.92	$14.11	$13.22
Income from Investment Operations
Net investment income (loss)A	.19	.29	.32	.27	.25
Net realized and unrealized gain (loss)	2.59	(.12)	.33	.83	.89
Total from investment operations	2.78	.17	.65	1.10	1.14
Distributions from net investment income	(.20)	(.29)	(.31)	(.25)	(.24)
Distributions from net realized gain	(.19)	(2.23)	(.17)	(.04)	(.01)
Total distributions	(.40)B	(2.52)	(.48)	(.29)	(.25)
Net asset value, end of period	$15.12	$12.74	$15.09	$14.92	$14.11
Total ReturnC	21.92%	(.17)%	4.55%	7.82%	8.71%
Ratios to Average Net AssetsD,E
Expenses before reductions	.12%	.12%	.15%	.15%	.15%
Expenses net of fee waivers, if any	.12%	.12%	.12%	.12%	.10%
Expenses net of all reductions	.12%	.12%	.12%	.12%	.10%
Net investment income (loss)	1.32%	1.93%	2.12%	1.81%	1.80%
Supplemental Data
Net assets, end of period (000 omitted)	$1,197,347	$887,110	$721,922	$637,221	$516,456
Portfolio turnover rateF	30%	87%	36%	17%	29%

 A Calculated based on average shares outstanding during the period.

 B Total distributions per share do not sum due to rounding.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 F Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom Index 2015 Fund Institutional Premium Class

Years ended March 31,	2021	2020	2019	2018	2017
Selected Per–Share Data
Net asset value, beginning of period	$12.73	$15.08	$14.92	$14.10	$13.21
Income from Investment Operations
Net investment income (loss)A	.20	.30	.33	.27	.25
Net realized and unrealized gain (loss)	2.58	(.12)	.31	.85	.90
Total from investment operations	2.78	.18	.64	1.12	1.15
Distributions from net investment income	(.21)	(.29)	(.32)	(.26)	(.25)
Distributions from net realized gain	(.19)	(2.23)	(.17)	(.04)	(.01)
Total distributions	(.40)	(2.53)B	(.48)B	(.30)	(.26)
Net asset value, end of period	$15.11	$12.73	$15.08	$14.92	$14.10
Total ReturnC	21.98%	(.15)%	4.55%	7.94%	8.79%
Ratios to Average Net AssetsD,E
Expenses before reductions	.08%	.08%	.10%	.10%	.09%
Expenses net of fee waivers, if any	.08%	.08%	.06%	.07%	.04%
Expenses net of all reductions	.08%	.08%	.06%	.07%	.04%
Net investment income (loss)	1.36%	1.97%	2.18%	1.86%	1.85%
Supplemental Data
Net assets, end of period (000 omitted)	$789,557	$677,766	$597,338	$560,428	$520,752
Portfolio turnover rateF	30%	87%	36%	17%	29%

 A Calculated based on average shares outstanding during the period.

 B Total distributions per share do not sum due to rounding.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 F Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom Index 2015 Fund Premier Class

Years ended March 31,	2021 A
Selected Per–Share Data
Net asset value, beginning of period	$13.77
Income from Investment Operations
Net investment income (loss)B	.27
Net realized and unrealized gain (loss)	1.38
Total from investment operations	1.65
Distributions from net investment income	(.18)
Distributions from net realized gain	(.13)
Total distributions	(.31)
Net asset value, end of period	$15.11
Total ReturnC,D	11.98%
Ratios to Average Net AssetsE,F
Expenses before reductions	.06%G
Expenses net of fee waivers, if any	.06%G
Expenses net of all reductions	.06%G
Net investment income (loss)	2.36%G
Supplemental Data
Net assets, end of period (000 omitted)	$161,189
Portfolio turnover rateH	30%

 A For the period June 24, 2020 (commencement of sale of shares) to March 31, 2021.

 B Calculated based on average shares outstanding during the period.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 G Annualized

 H Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom® Index 2020 Fund

Investment Summary (Unaudited)

The information in the following tables is based on the direct investments of the Fund.

Top Holdings as of March 31, 2021

% of fund's net assets
Fidelity Series Bond Index Fund	33.1
Fidelity Series Total Market Index Fund	30.3
Fidelity Series Global ex U.S. Index Fund	20.2
Fidelity Series Treasury Bill Index Fund	8.2
Fidelity Series Inflation-Protected Bond Index Fund	5.2
Fidelity Series Long-Term Treasury Bond Index Fund	3.0
Fidelity Cash Central Fund 0.06%	0.0
100.0

Asset Allocation (% of fund's net assets)

Period end
Domestic Equity Funds	30.3%
International Equity Funds	20.2%
Bond Funds	36.1%
Inflation-Protected Bond Funds	5.2%
Short-Term Funds	8.2%

Percentages shown as 0.0% may reflect amounts less than 0.05%.

Fidelity Freedom® Index 2020 Fund

Schedule of Investments March 31, 2021

Showing Percentage of Net Assets

Domestic Equity Funds - 30.3%
	Shares	Value
Fidelity Series Total Market Index Fund (a)
(Cost $1,650,612,556)	166,307,468	2,285,064,615

International Equity Funds - 20.2%
Fidelity Series Global ex U.S. Index Fund (a)
(Cost $1,172,037,549)	102,675,849	1,525,763,119

Bond Funds - 36.1%
Fidelity Series Bond Index Fund (a)	241,035,645	2,497,129,281
Fidelity Series Long-Term Treasury Bond Index Fund (a)	28,414,152	224,471,798
TOTAL BOND FUNDS
(Cost $2,725,620,825)		2,721,601,079

Inflation-Protected Bond Funds - 5.2%
Fidelity Series Inflation-Protected Bond Index Fund (a)
(Cost $366,216,793)	36,267,143	389,509,114

Short-Term Funds - 8.2%
Fidelity Cash Central Fund 0.06% (b)	8,008	8,009
Fidelity Series Treasury Bill Index Fund (a)	61,694,222	616,942,224
TOTAL SHORT-TERM FUNDS
(Cost $617,084,924)		616,950,233
TOTAL INVESTMENT IN SECURITIES - 100.0%
(Cost $6,531,572,647)		7,538,888,160
NET OTHER ASSETS (LIABILITIES) - 0.0%		(539,192)
NET ASSETS - 100%		$7,538,348,968

Legend

 (a) Affiliated Fund

 (b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$10
Total	$10

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable.

Affiliated Underlying Funds

Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds, excluding any Money Market Central Funds, is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur.

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Fidelity Series Bond Index Fund	$1,732,759,702	$1,185,576,249	$344,159,520	$63,184,259	$(2,207,918)	$(74,839,232)	$2,497,129,281
Fidelity Series Global ex U.S. Index Fund	1,084,026,871	388,196,616	451,810,856	25,034,097	3,499,431	501,851,057	1,525,763,119
Fidelity Series Inflation-Protected Bond Index Fund	262,939,106	156,081,998	47,789,521	4,723,340	340,667	17,936,864	389,509,114
Fidelity Series Long-Term Treasury Bond Index Fund	159,563,920	154,845,969	29,041,629	22,985,051	(1,046,787)	(59,849,675)	224,471,798
Fidelity Series Total Market Index Fund	1,610,508,398	615,739,725	857,096,750	42,557,371	40,138,273	875,774,969	2,285,064,615
Fidelity Series Treasury Bill Index Fund	408,468,808	288,582,834	78,248,368	2,318,463	(57,803)	(1,803,247)	616,942,224
	$5,258,266,805	$2,789,023,391	$1,808,146,644	$160,802,581	$40,665,863	$1,259,070,736	$7,538,880,151

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of March 31, 2021, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Domestic Equity Funds	$2,285,064,615	$2,285,064,615	$--	$--
International Equity Funds	1,525,763,119	1,525,763,119	--	--
Bond Funds	3,111,110,193	3,111,110,193	--	--
Short-Term Funds	616,950,233	616,950,233	--	--
Total Investments in Securities:	$7,538,888,160	$7,538,888,160	$--	$--

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom® Index 2020 Fund

Financial Statements

Statement of Assets and Liabilities

		March 31, 2021
Assets
Investment in securities, at value — See accompanying schedule:
Fidelity Central Funds (cost $8,009)	$8,009
Other affiliated issuers (cost $6,531,564,638)	7,538,880,151
Total Investment in Securities (cost $6,531,572,647)		$7,538,888,160
Cash		1,474
Receivable for investments sold		72,418,091
Receivable for fund shares sold		11,907,108
Total assets		7,623,214,833
Liabilities
Payable for investments purchased	$74,021,576
Payable for fund shares redeemed	10,304,570
Accrued management fee	539,719
Total liabilities		84,865,865
Net Assets		$7,538,348,968
Net Assets consist of:
Paid in capital		$6,500,281,088
Total accumulated earnings (loss)		1,038,067,880
Net Assets		$7,538,348,968
Net Asset Value and Maximum Offering Price
Investor Class:
Net Asset Value, offering price and redemption price per share ($3,660,549,534 ÷ 221,260,306 shares)		$16.54
Institutional Premium Class:
Net Asset Value, offering price and redemption price per share ($3,331,246,600 ÷ 201,398,503 shares)		$16.54
Premier Class:
Net Asset Value, offering price and redemption price per share ($546,552,834 ÷ 33,051,322 shares)		$16.54

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Year ended March 31, 2021
Investment Income
Dividends:
Affiliated issuers		$101,050,594
Income from Fidelity Central Funds		10
Total income		101,050,604
Expenses
Management fee	$6,310,172
Independent trustees' fees and expenses	18,405
Total expenses before reductions	6,328,577
Expense reductions	(8)
Total expenses after reductions		6,328,569
Net investment income (loss)		94,722,035
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Affiliated issuers	40,667,331
Capital gain distributions from underlying funds:
Affiliated issuers	59,751,987
Total net realized gain (loss)		100,419,318
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Affiliated issuers	1,259,070,736
Total change in net unrealized appreciation (depreciation)		1,259,070,736
Net gain (loss)		1,359,490,054
Net increase (decrease) in net assets resulting from operations		$1,454,212,089

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Year ended March 31, 2021	Year ended March 31, 2020
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$94,722,035	$100,716,061
Net realized gain (loss)	100,419,318	774,216,027
Change in net unrealized appreciation (depreciation)	1,259,070,736	(1,021,004,486)
Net increase (decrease) in net assets resulting from operations	1,454,212,089	(146,072,398)
Distributions to shareholders	(178,384,868)	(862,509,646)
Share transactions - net increase (decrease)	1,004,637,727	1,766,341,135
Total increase (decrease) in net assets	2,280,464,948	757,759,091
Net Assets
Beginning of period	5,257,884,020	4,500,124,929
End of period	$7,538,348,968	$5,257,884,020

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Freedom Index 2020 Fund Investor Class

Years ended March 31,	2021	2020	2019	2018	2017
Selected Per–Share Data
Net asset value, beginning of period	$13.41	$16.01	$15.69	$14.70	$13.65
Income from Investment Operations
Net investment income (loss)A	.22	.31	.33	.29	.27
Net realized and unrealized gain (loss)	3.33	(.31)	.36	.99	1.04
Total from investment operations	3.55	–B	.69	1.28	1.31
Distributions from net investment income	(.23)	(.30)	(.32)	(.27)	(.25)
Distributions from net realized gain	(.19)	(2.30)	(.05)	(.02)	(.01)
Total distributions	(.42)	(2.60)	(.37)	(.29)	(.26)
Net asset value, end of period	$16.54	$13.41	$16.01	$15.69	$14.70
Total ReturnC	26.61%	(1.62)%	4.59%	8.72%	9.68%
Ratios to Average Net AssetsD,E
Expenses before reductions	.12%	.12%	.15%	.15%	.15%
Expenses net of fee waivers, if any	.12%	.12%	.11%	.12%	.10%
Expenses net of all reductions	.12%	.12%	.11%	.12%	.10%
Net investment income (loss)	1.40%	1.92%	2.12%	1.86%	1.88%
Supplemental Data
Net assets, end of period (000 omitted)	$3,660,550	$2,544,746	$1,971,676	$1,638,441	$1,295,896
Portfolio turnover rateF	28%	87%	26%	11%	20%

 A Calculated based on average shares outstanding during the period.

 B Amount represents less than $.005 per share.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 F Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom Index 2020 Fund Institutional Premium Class

Years ended March 31,	2021	2020	2019	2018	2017
Selected Per–Share Data
Net asset value, beginning of period	$13.41	$16.01	$15.69	$14.70	$13.65
Income from Investment Operations
Net investment income (loss)A	.22	.31	.34	.30	.27
Net realized and unrealized gain (loss)	3.33	(.31)	.36	.99	1.05
Total from investment operations	3.55	–B	.70	1.29	1.32
Distributions from net investment income	(.23)	(.31)	(.33)	(.28)	(.26)
Distributions from net realized gain	(.19)	(2.30)	(.05)	(.02)	(.01)
Total distributions	(.42)	(2.60)C	(.38)	(.30)	(.27)
Net asset value, end of period	$16.54	$13.41	$16.01	$15.69	$14.70
Total ReturnD	26.66%	(1.57)%	4.65%	8.77%	9.75%
Ratios to Average Net AssetsE,F
Expenses before reductions	.08%	.08%	.10%	.10%	.09%
Expenses net of fee waivers, if any	.08%	.08%	.06%	.07%	.05%
Expenses net of all reductions	.08%	.08%	.06%	.07%	.05%
Net investment income (loss)	1.44%	1.96%	2.18%	1.91%	1.93%
Supplemental Data
Net assets, end of period (000 omitted)	$3,331,247	$2,713,138	$2,528,449	$2,304,112	$1,994,180
Portfolio turnover rateG	28%	87%	26%	11%	20%

 A Calculated based on average shares outstanding during the period.

 B Amount represents less than $.005 per share.

 C Total distributions per share do not sum due to rounding.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 G Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom Index 2020 Fund Premier Class

Years ended March 31,	2021 A
Selected Per–Share Data
Net asset value, beginning of period	$14.69
Income from Investment Operations
Net investment income (loss)B	.30
Net realized and unrealized gain (loss)	1.88
Total from investment operations	2.18
Distributions from net investment income	(.20)
Distributions from net realized gain	(.12)
Total distributions	(.33)C
Net asset value, end of period	$16.54
Total ReturnD,E	14.83%
Ratios to Average Net AssetsF,G
Expenses before reductions	.06%H
Expenses net of fee waivers, if any	.06%H
Expenses net of all reductions	.06%H
Net investment income (loss)	2.40%H
Supplemental Data
Net assets, end of period (000 omitted)	$546,553
Portfolio turnover rateI	28%

 A For the period June 24, 2020 (commencement of sale of shares) to March 31, 2021.

 B Calculated based on average shares outstanding during the period.

 C Total distributions per share do not sum due to rounding.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 H Annualized

 I Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom® Index 2025 Fund

Investment Summary (Unaudited)

The information in the following tables is based on the direct investments of the Fund.

Top Holdings as of March 31, 2021

% of fund's net assets
Fidelity Series Total Market Index Fund	34.2
Fidelity Series Bond Index Fund	30.6
Fidelity Series Global ex U.S. Index Fund	22.8
Fidelity Series Treasury Bill Index Fund	5.1
Fidelity Series Inflation-Protected Bond Index Fund	4.3
Fidelity Series Long-Term Treasury Bond Index Fund	3.0
100.0

Asset Allocation (% of fund's net assets)

Period end
Domestic Equity Funds	34.2%
International Equity Funds	22.8%
Bond Funds	33.6%
Inflation-Protected Bond Funds	4.3%
Short-Term Funds	5.1%

Fidelity Freedom® Index 2025 Fund

Schedule of Investments March 31, 2021

Showing Percentage of Net Assets

Domestic Equity Funds - 34.2%
	Shares	Value
Fidelity Series Total Market Index Fund (a)
(Cost $2,765,120,861)	272,724,037	3,747,228,265

International Equity Funds - 22.8%
Fidelity Series Global ex U.S. Index Fund (a)
(Cost $2,014,671,988)	168,332,175	2,501,416,124

Bond Funds - 33.6%
Fidelity Series Bond Index Fund (a)	323,253,338	3,348,904,582
Fidelity Series Long-Term Treasury Bond Index Fund (a)	41,303,132	326,294,743
TOTAL BOND FUNDS
(Cost $3,718,737,740)		3,675,199,325

Inflation-Protected Bond Funds - 4.3%
Fidelity Series Inflation-Protected Bond Index Fund (a)
(Cost $450,064,311)	44,246,782	475,210,437

Short-Term Funds - 5.1%
Fidelity Series Treasury Bill Index Fund (a)
(Cost $557,569,146)	55,740,897	557,408,970
TOTAL INVESTMENT IN SECURITIES - 100.0%
(Cost $9,506,164,046)		10,956,463,121
NET OTHER ASSETS (LIABILITIES) - 0.0%		(768,115)
NET ASSETS - 100%		$10,955,695,006

Legend

 (a) Affiliated Fund

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$4
Total	$4

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable.

Affiliated Underlying Funds

Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds, excluding any Money Market Central Funds, is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur.

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Fidelity Series Bond Index Fund	$1,948,277,810	$1,869,477,733	$362,412,909	$77,440,928	$(2,782,361)	$(103,655,691)	$3,348,904,582
Fidelity Series Global ex U.S. Index Fund	1,490,810,954	847,060,853	576,423,171	38,619,935	3,753,544	736,213,944	2,501,416,124
Fidelity Series Inflation-Protected Bond Index Fund	272,628,331	229,227,599	46,226,112	5,463,959	387,385	19,193,234	475,210,437
Fidelity Series Long-Term Treasury Bond Index Fund	194,739,531	249,179,178	33,519,260	30,919,749	(1,273,550)	(82,831,156)	326,294,743
Fidelity Series Total Market Index Fund	2,215,132,125	1,319,632,667	1,131,249,031	64,241,246	17,591,163	1,326,121,341	3,747,228,265
Fidelity Series Treasury Bill Index Fund	289,167,151	321,211,692	51,564,607	1,751,396	(56,197)	(1,349,069)	557,408,970
	$6,410,755,902	$4,835,789,722	$2,201,395,090	$218,437,213	$17,619,984	$1,893,692,603	$10,956,463,121

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of March 31, 2021, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Domestic Equity Funds	$3,747,228,265	$3,747,228,265	$--	$--
International Equity Funds	2,501,416,124	2,501,416,124	--	--
Bond Funds	4,150,409,762	4,150,409,762	--	--
Short-Term Funds	557,408,970	557,408,970	--	--
Total Investments in Securities:	$10,956,463,121	$10,956,463,121	$--	$--

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom® Index 2025 Fund

Financial Statements

Statement of Assets and Liabilities

		March 31, 2021
Assets
Investment in securities, at value — See accompanying schedule:
Affiliated issuers (cost $9,506,164,046)	$10,956,463,121
Total Investment in Securities (cost $9,506,164,046)		$10,956,463,121
Cash		11,192
Receivable for investments sold		104,969,070
Receivable for fund shares sold		19,193,669
Total assets		11,080,637,052
Liabilities
Payable for investments purchased	$108,889,476
Payable for fund shares redeemed	15,274,849
Accrued management fee	777,721
Total liabilities		124,942,046
Net Assets		$10,955,695,006
Net Assets consist of:
Paid in capital		$9,490,978,539
Total accumulated earnings (loss)		1,464,716,467
Net Assets		$10,955,695,006
Net Asset Value and Maximum Offering Price
Investor Class:
Net Asset Value, offering price and redemption price per share ($5,538,555,799 ÷ 298,977,743 shares)		$18.52
Institutional Premium Class:
Net Asset Value, offering price and redemption price per share ($4,504,542,421 ÷ 243,065,924 shares)		$18.53
Premier Class:
Net Asset Value, offering price and redemption price per share ($912,596,786 ÷ 49,263,712 shares)		$18.52

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Year ended March 31, 2021
Investment Income
Dividends:
Affiliated issuers		$140,555,179
Income from Fidelity Central Funds		4
Total income		140,555,183
Expenses
Management fee	$8,517,919
Independent trustees' fees and expenses	24,007
Total expenses before reductions	8,541,926
Expense reductions	(11)
Total expenses after reductions		8,541,915
Net investment income (loss)		132,013,268
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Affiliated issuers	17,620,089
Capital gain distributions from underlying funds:
Affiliated issuers	77,882,034
Total net realized gain (loss)		95,502,123
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Affiliated issuers	1,893,692,603
Total change in net unrealized appreciation (depreciation)		1,893,692,603
Net gain (loss)		1,989,194,726
Net increase (decrease) in net assets resulting from operations		$2,121,207,994

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Year ended March 31, 2021	Year ended March 31, 2020
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$132,013,268	$114,917,394
Net realized gain (loss)	95,502,123	731,279,832
Change in net unrealized appreciation (depreciation)	1,893,692,603	(1,147,151,072)
Net increase (decrease) in net assets resulting from operations	2,121,207,994	(300,953,846)
Distributions to shareholders	(226,997,470)	(827,608,471)
Share transactions - net increase (decrease)	2,651,196,550	2,775,845,410
Total increase (decrease) in net assets	4,545,407,074	1,647,283,093
Net Assets
Beginning of period	6,410,287,932	4,763,004,839
End of period	$10,955,695,006	$6,410,287,932

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Freedom Index 2025 Fund Investor Class

Years ended March 31,	2021	2020	2019	2018	2017
Selected Per–Share Data
Net asset value, beginning of period	$14.57	$17.05	$16.67	$15.50	$14.27
Income from Investment Operations
Net investment income (loss)A	.25	.33	.36	.31	.29
Net realized and unrealized gain (loss)	4.13	(.54)	.38	1.17	1.22
Total from investment operations	4.38	(.21)	.74	1.48	1.51
Distributions from net investment income	(.25)	(.31)	(.34)	(.29)	(.27)
Distributions from net realized gain	(.18)	(1.96)	(.03)	(.02)	(.01)
Total distributions	(.43)	(2.27)	(.36)B	(.31)	(.28)
Net asset value, end of period	$18.52	$14.57	$17.05	$16.67	$15.50
Total ReturnC	30.27%	(2.75)%	4.64%	9.53%	10.67%
Ratios to Average Net AssetsD,E
Expenses before reductions	.12%	.12%	.15%	.15%	.15%
Expenses net of fee waivers, if any	.12%	.12%	.11%	.12%	.10%
Expenses net of all reductions	.12%	.12%	.11%	.12%	.10%
Net investment income (loss)	1.46%	1.93%	2.13%	1.91%	1.97%
Supplemental Data
Net assets, end of period (000 omitted)	$5,538,556	$3,443,936	$2,382,206	$1,761,022	$1,227,802
Portfolio turnover rateF	26%	82%	19%	9%	18%

 A Calculated based on average shares outstanding during the period.

 B Total distributions per share do not sum due to rounding.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 F Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom Index 2025 Fund Institutional Premium Class

Years ended March 31,	2021	2020	2019	2018	2017
Selected Per–Share Data
Net asset value, beginning of period	$14.57	$17.05	$16.67	$15.50	$14.27
Income from Investment Operations
Net investment income (loss)A	.26	.34	.37	.32	.30
Net realized and unrealized gain (loss)	4.14	(.54)	.38	1.17	1.22
Total from investment operations	4.40	(.20)	.75	1.49	1.52
Distributions from net investment income	(.26)	(.32)	(.34)	(.30)	(.28)
Distributions from net realized gain	(.18)	(1.96)	(.03)	(.02)	(.01)
Total distributions	(.44)	(2.28)	(.37)	(.32)	(.29)
Net asset value, end of period	$18.53	$14.57	$17.05	$16.67	$15.50
Total ReturnB	30.37%	(2.71)%	4.70%	9.58%	10.74%
Ratios to Average Net AssetsC,D
Expenses before reductions	.08%	.08%	.10%	.10%	.09%
Expenses net of fee waivers, if any	.08%	.08%	.05%	.07%	.05%
Expenses net of all reductions	.08%	.08%	.05%	.07%	.05%
Net investment income (loss)	1.50%	1.97%	2.19%	1.96%	2.02%
Supplemental Data
Net assets, end of period (000 omitted)	$4,504,542	$2,966,352	$2,380,799	$1,856,410	$1,456,538
Portfolio turnover rateE	26%	82%	19%	9%	18%

 A Calculated based on average shares outstanding during the period.

 B Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 C Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 D Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 E Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom Index 2025 Fund Premier Class

Years ended March 31,	2021 A
Selected Per–Share Data
Net asset value, beginning of period	$16.14
Income from Investment Operations
Net investment income (loss)B	.35
Net realized and unrealized gain (loss)	2.38
Total from investment operations	2.73
Distributions from net investment income	(.23)
Distributions from net realized gain	(.12)
Total distributions	(.35)
Net asset value, end of period	$18.52
Total ReturnC,D	16.94%
Ratios to Average Net AssetsE,F
Expenses before reductions	.06%G
Expenses net of fee waivers, if any	.06%G
Expenses net of all reductions	.06%G
Net investment income (loss)	2.53%G
Supplemental Data
Net assets, end of period (000 omitted)	$912,597
Portfolio turnover rateH	26%

 A For the period June 24, 2020 (commencement of sale of shares) to March 31, 2021.

 B Calculated based on average shares outstanding during the period.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 G Annualized

 H Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom® Index 2030 Fund

Investment Summary (Unaudited)

The information in the following tables is based on the direct investments of the Fund.

Top Holdings as of March 31, 2021

% of fund's net assets
Fidelity Series Total Market Index Fund	38.7
Fidelity Series Bond Index Fund	27.6
Fidelity Series Global ex U.S. Index Fund	25.8
Fidelity Series Inflation-Protected Bond Index Fund	3.6
Fidelity Series Long-Term Treasury Bond Index Fund	3.0
Fidelity Series Treasury Bill Index Fund	1.3
Fidelity Cash Central Fund 0.06%	0.0
100.0

Asset Allocation (% of fund's net assets)

Period end
Domestic Equity Funds	38.7%
International Equity Funds	25.8%
Bond Funds	30.6%
Inflation-Protected Bond Funds	3.6%
Short-Term Funds	1.3%

Percentages shown as 0.0% may reflect amounts less than 0.05%.

Fidelity Freedom® Index 2030 Fund

Schedule of Investments March 31, 2021

Showing Percentage of Net Assets

Domestic Equity Funds - 38.7%
	Shares	Value
Fidelity Series Total Market Index Fund (a)
(Cost $3,735,534,888)	368,049,079	5,056,994,345

International Equity Funds - 25.8%
Fidelity Series Global ex U.S. Index Fund (a)
(Cost $2,725,331,617)	227,091,190	3,374,575,088

Bond Funds - 30.6%
Fidelity Series Bond Index Fund (a)	348,484,289	3,610,297,232
Fidelity Series Long-Term Treasury Bond Index Fund (a)	49,292,242	389,408,709
TOTAL BOND FUNDS
(Cost $4,056,014,802)		3,999,705,941

Inflation-Protected Bond Funds - 3.6%
Fidelity Series Inflation-Protected Bond Index Fund (a)
(Cost $447,253,299)	43,669,662	469,012,165

Short-Term Funds - 1.3%
Fidelity Cash Central Fund 0.06% (b)	16,106	16,109
Fidelity Series Treasury Bill Index Fund (a)	17,237,118	172,371,179
TOTAL SHORT-TERM FUNDS
(Cost $172,473,035)		172,387,288
TOTAL INVESTMENT IN SECURITIES - 100.0%
(Cost $11,136,607,641)		13,072,674,827
NET OTHER ASSETS (LIABILITIES) - 0.0%		(889,264)
NET ASSETS - 100%		$13,071,785,563

Legend

 (a) Affiliated Fund

 (b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$11
Total	$11

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable.

Affiliated Underlying Funds

Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds, excluding any Money Market Central Funds, is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur.

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Fidelity Series Bond Index Fund	$2,006,678,546	$2,116,113,854	$397,752,088	$81,435,965	$(3,260,718)	$(111,482,362)	$3,610,297,232
Fidelity Series Global ex U.S. Index Fund	2,022,394,320	1,105,940,243	756,265,437	52,200,270	3,244,392	999,261,570	3,374,575,088
Fidelity Series Inflation-Protected Bond Index Fund	233,219,272	264,644,377	46,988,000	5,326,308	(98,107)	18,234,623	469,012,165
Fidelity Series Long-Term Treasury Bond Index Fund	228,669,467	302,000,911	41,597,792	36,595,580	(1,589,460)	(98,074,417)	389,408,709
Fidelity Series Total Market Index Fund	3,004,594,636	1,688,671,338	1,453,939,966	86,852,443	22,122,697	1,795,545,640	5,056,994,345
Fidelity Series Treasury Bill Index Fund	--	179,260,892	6,802,188	95,551	(1,778)	(85,747)	172,371,179
	$7,495,556,241	$5,656,631,615	$2,703,345,471	$262,506,117	$20,417,026	$2,603,399,307	$13,072,658,718

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of March 31, 2021, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Domestic Equity Funds	$5,056,994,345	$5,056,994,345	$--	$--
International Equity Funds	3,374,575,088	3,374,575,088	--	--
Bond Funds	4,468,718,106	4,468,718,106	--	--
Short-Term Funds	172,387,288	172,387,288	--	--
Total Investments in Securities:	$13,072,674,827	$13,072,674,827	$--	$--

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom® Index 2030 Fund

Financial Statements

Statement of Assets and Liabilities

		March 31, 2021
Assets
Investment in securities, at value — See accompanying schedule:
Fidelity Central Funds (cost $16,109)	$16,109
Other affiliated issuers (cost $11,136,591,532)	13,072,658,718
Total Investment in Securities (cost $11,136,607,641)		$13,072,674,827
Receivable for investments sold		138,341,990
Receivable for fund shares sold		23,534,456
Distributions receivable from Fidelity Central Funds		1
Other receivables		2,193
Total assets		13,234,553,467
Liabilities
Payable for investments purchased	$146,292,491
Payable for fund shares redeemed	15,585,072
Accrued management fee	888,148
Other payables and accrued expenses	2,193
Total liabilities		162,767,904
Net Assets		$13,071,785,563
Net Assets consist of:
Paid in capital		$11,115,206,627
Total accumulated earnings (loss)		1,956,578,936
Net Assets		$13,071,785,563
Net Asset Value and Maximum Offering Price
Investor Class:
Net Asset Value, offering price and redemption price per share ($6,036,702,317 ÷ 310,432,616 shares)		$19.45
Institutional Premium Class:
Net Asset Value, offering price and redemption price per share ($5,916,521,177 ÷ 304,179,355 shares)		$19.45
Premier Class:
Net Asset Value, offering price and redemption price per share ($1,118,562,069 ÷ 57,520,868 shares)		$19.45

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Year ended March 31, 2021
Investment Income
Dividends:
Affiliated issuers		$173,574,202
Income from Fidelity Central Funds		11
Total income		173,574,213
Expenses
Management fee	$9,841,472
Independent trustees' fees and expenses	28,375
Total expenses before reductions	9,869,847
Expense reductions	(17)
Total expenses after reductions		9,869,830
Net investment income (loss)		163,704,383
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Affiliated issuers	20,417,026
Capital gain distributions from underlying funds:
Affiliated issuers	88,931,915
Total net realized gain (loss)		109,348,941
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Affiliated issuers	2,603,399,307
Total change in net unrealized appreciation (depreciation)		2,603,399,307
Net gain (loss)		2,712,748,248
Net increase (decrease) in net assets resulting from operations		$2,876,452,631

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Year ended March 31, 2021	Year ended March 31, 2020
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$163,704,383	$137,012,879
Net realized gain (loss)	109,348,941	1,056,140,498
Change in net unrealized appreciation (depreciation)	2,603,399,307	(1,674,382,215)
Net increase (decrease) in net assets resulting from operations	2,876,452,631	(481,228,838)
Distributions to shareholders	(273,862,053)	(1,169,499,813)
Share transactions - net increase (decrease)	2,974,151,980	3,375,705,070
Total increase (decrease) in net assets	5,576,742,558	1,724,976,419
Net Assets
Beginning of period	7,495,043,005	5,770,066,586
End of period	$13,071,785,563	$7,495,043,005

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Freedom Index 2030 Fund Investor Class

Years ended March 31,	2021	2020	2019	2018	2017
Selected Per–Share Data
Net asset value, beginning of period	$14.73	$17.99	$17.57	$16.07	$14.49
Income from Investment Operations
Net investment income (loss)A	.27	.34	.38	.33	.31
Net realized and unrealized gain (loss)	4.91	(.74)	.41	1.50	1.57
Total from investment operations	5.18	(.40)	.79	1.83	1.88
Distributions from net investment income	(.27)	(.33)	(.36)	(.31)	(.29)
Distributions from net realized gain	(.19)	(2.53)	(.01)	(.01)	(.01)
Total distributions	(.46)	(2.86)	(.37)	(.33)B	(.30)
Net asset value, end of period	$19.45	$14.73	$17.99	$17.57	$16.07
Total ReturnC	35.36%	(4.38)%	4.71%	11.35%	13.07%
Ratios to Average Net AssetsD,E
Expenses before reductions	.12%	.12%	.15%	.15%	.15%
Expenses net of fee waivers, if any	.12%	.12%	.11%	.12%	.10%
Expenses net of all reductions	.12%	.12%	.11%	.12%	.10%
Net investment income (loss)	1.52%	1.92%	2.14%	1.92%	2.03%
Supplemental Data
Net assets, end of period (000 omitted)	$6,036,702	$3,610,892	$2,500,479	$1,856,566	$1,333,880
Portfolio turnover rateF	26%	85%	14%	9%	13%

 A Calculated based on average shares outstanding during the period.

 B Total distributions per share do not sum due to rounding.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 F Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom Index 2030 Fund Institutional Premium Class

Years ended March 31,	2021	2020	2019	2018	2017
Selected Per–Share Data
Net asset value, beginning of period	$14.73	$18.00	$17.57	$16.07	$14.49
Income from Investment Operations
Net investment income (loss)A	.28	.35	.39	.34	.32
Net realized and unrealized gain (loss)	4.90	(.75)	.42	1.49	1.57
Total from investment operations	5.18	(.40)	.81	1.83	1.89
Distributions from net investment income	(.27)	(.34)	(.37)	(.32)	(.30)
Distributions from net realized gain	(.19)	(2.53)	(.01)	(.01)	(.01)
Total distributions	(.46)	(2.87)	(.38)	(.33)	(.31)
Net asset value, end of period	$19.45	$14.73	$18.00	$17.57	$16.07
Total ReturnB	35.41%	(4.40)%	4.82%	11.39%	13.13%
Ratios to Average Net AssetsC,D
Expenses before reductions	.08%	.08%	.10%	.10%	.09%
Expenses net of fee waivers, if any	.08%	.08%	.05%	.07%	.05%
Expenses net of all reductions	.08%	.08%	.05%	.07%	.05%
Net investment income (loss)	1.56%	1.96%	2.20%	1.97%	2.08%
Supplemental Data
Net assets, end of period (000 omitted)	$5,916,521	$3,884,151	$3,269,588	$2,642,936	$2,025,502
Portfolio turnover rateE	26%	85%	14%	9%	13%

 A Calculated based on average shares outstanding during the period.

 B Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 C Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 D Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 E Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom Index 2030 Fund Premier Class

Years ended March 31,	2021 A
Selected Per–Share Data
Net asset value, beginning of period	$16.56
Income from Investment Operations
Net investment income (loss)B	.39
Net realized and unrealized gain (loss)	2.88
Total from investment operations	3.27
Distributions from net investment income	(.26)
Distributions from net realized gain	(.12)
Total distributions	(.38)
Net asset value, end of period	$19.45
Total ReturnC,D	19.78%
Ratios to Average Net AssetsE,F
Expenses before reductions	.06%G
Expenses net of fee waivers, if any	.06%G
Expenses net of all reductions	.06%G
Net investment income (loss)	2.66%G
Supplemental Data
Net assets, end of period (000 omitted)	$1,118,562
Portfolio turnover rateH	26%

 A For the period June 24, 2020 (commencement of sale of shares) to March 31, 2021.

 B Calculated based on average shares outstanding during the period.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 G Annualized

 H Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom® Index 2035 Fund

Investment Summary (Unaudited)

The information in the following tables is based on the direct investments of the Fund.

Top Holdings as of March 31, 2021

% of fund's net assets
Fidelity Series Total Market Index Fund	47.9
Fidelity Series Global ex U.S. Index Fund	31.9
Fidelity Series Bond Index Fund	17.2
Fidelity Series Long-Term Treasury Bond Index Fund	3.0
100.0

Asset Allocation (% of fund's net assets)

Period end
Domestic Equity Funds	47.9%
International Equity Funds	31.9%
Bond Funds	20.2%

Fidelity Freedom® Index 2035 Fund

Schedule of Investments March 31, 2021

Showing Percentage of Net Assets

Domestic Equity Funds - 47.9%
	Shares	Value
Fidelity Series Total Market Index Fund (a)
(Cost $3,857,232,459)	371,321,135	5,101,952,389

International Equity Funds - 31.9%
Fidelity Series Global ex U.S. Index Fund (a)
(Cost $2,810,349,857)	228,734,338	3,398,992,258

Bond Funds - 20.2%
Fidelity Series Bond Index Fund (a)	176,367,929	1,827,171,741
Fidelity Series Long-Term Treasury Bond Index Fund (a)	40,271,959	318,148,480
TOTAL BOND FUNDS
(Cost $2,206,513,991)		2,145,320,221
TOTAL INVESTMENT IN SECURITIES - 100.0%
(Cost $8,874,096,307)		10,646,264,868
NET OTHER ASSETS (LIABILITIES) - 0.0%		(685,338)
NET ASSETS - 100%		$10,645,579,530

Legend

 (a) Affiliated Fund

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$7
Total	$7

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable.

Affiliated Underlying Funds

Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds, excluding any Money Market Central Funds, is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur.

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Fidelity Series Bond Index Fund	$804,682,448	$1,256,814,943	$175,193,407	$36,576,801	$(1,421,428)	$(57,710,815)	$1,827,171,741
Fidelity Series Global ex U.S. Index Fund	1,766,350,334	1,268,770,713	556,573,858	49,951,290	(227,518)	920,672,587	3,398,992,258
Fidelity Series Long-Term Treasury Bond Index Fund	164,771,244	265,999,233	34,878,006	28,080,199	(872,509)	(76,871,482)	318,148,480
Fidelity Series Total Market Index Fund	2,621,604,249	1,897,278,418	1,087,276,998	81,751,167	2,248,045	1,668,098,675	5,101,952,389
	$5,357,408,275	$4,688,863,307	$1,853,922,269	$196,359,457	$(273,410)	$2,454,188,965	$10,646,264,868

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of March 31, 2021, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Domestic Equity Funds	$5,101,952,389	$5,101,952,389	$--	$--
International Equity Funds	3,398,992,258	3,398,992,258	--	--
Bond Funds	2,145,320,221	2,145,320,221	--	--
Total Investments in Securities:	$10,646,264,868	$10,646,264,868	$--	$--

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom® Index 2035 Fund

Financial Statements

Statement of Assets and Liabilities

		March 31, 2021
Assets
Investment in securities, at value — See accompanying schedule:
Affiliated issuers (cost $8,874,096,307)	$10,646,264,868
Total Investment in Securities (cost $8,874,096,307)		$10,646,264,868
Cash		13,417
Receivable for investments sold		93,261,202
Receivable for fund shares sold		20,088,979
Total assets		10,759,628,466
Liabilities
Payable for investments purchased	$100,964,928
Payable for fund shares redeemed	12,385,647
Accrued management fee	698,361
Total liabilities		114,048,936
Net Assets		$10,645,579,530
Net Assets consist of:
Paid in capital		$8,872,142,470
Total accumulated earnings (loss)		1,773,437,060
Net Assets		$10,645,579,530
Net Asset Value and Maximum Offering Price
Investor Class:
Net Asset Value, offering price and redemption price per share ($5,124,327,373 ÷ 238,924,015 shares)		$21.45
Institutional Premium Class:
Net Asset Value, offering price and redemption price per share ($4,357,279,500 ÷ 203,069,304 shares)		$21.46
Premier Class:
Net Asset Value, offering price and redemption price per share ($1,163,972,657 ÷ 54,248,751 shares)		$21.46

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Year ended March 31, 2021
Investment Income
Dividends:
Affiliated issuers		$137,641,081
Income from Fidelity Central Funds		7
Total income		137,641,088
Expenses
Management fee	$7,574,703
Independent trustees' fees and expenses	21,374
Total expenses before reductions	7,596,077
Expense reductions	(13)
Total expenses after reductions		7,596,064
Net investment income (loss)		130,045,024
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Affiliated issuers	(273,410)
Capital gain distributions from underlying funds:
Affiliated issuers	58,718,376
Total net realized gain (loss)		58,444,966
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Affiliated issuers	2,454,188,965
Total change in net unrealized appreciation (depreciation)		2,454,188,965
Net gain (loss)		2,512,633,931
Net increase (decrease) in net assets resulting from operations		$2,642,678,955

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Year ended March 31, 2021	Year ended March 31, 2020
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$130,045,024	$95,902,909
Net realized gain (loss)	58,444,966	746,932,782
Change in net unrealized appreciation (depreciation)	2,454,188,965	(1,379,836,593)
Net increase (decrease) in net assets resulting from operations	2,642,678,955	(537,000,902)
Distributions to shareholders	(192,547,604)	(832,182,362)
Share transactions - net increase (decrease)	2,838,397,595	2,708,059,203
Total increase (decrease) in net assets	5,288,528,946	1,338,875,939
Net Assets
Beginning of period	5,357,050,584	4,018,174,645
End of period	$10,645,579,530	$5,357,050,584

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Freedom Index 2035 Fund Investor Class

Years ended March 31,	2021	2020	2019	2018	2017
Selected Per–Share Data
Net asset value, beginning of period	$15.20	$19.07	$18.63	$16.79	$14.91
Income from Investment Operations
Net investment income (loss)A	.30	.36	.39	.34	.32
Net realized and unrealized gain (loss)	6.40	(1.26)	.43	1.84	1.87
Total from investment operations	6.70	(.90)	.82	2.18	2.19
Distributions from net investment income	(.29)	(.33)	(.37)	(.32)	(.30)
Distributions from net realized gain	(.16)	(2.64)	(.01)	(.02)	(.01)
Total distributions	(.45)	(2.97)	(.38)	(.34)	(.31)
Net asset value, end of period	$21.45	$15.20	$19.07	$18.63	$16.79
Total ReturnB	44.28%	(7.39)%	4.63%	12.96%	14.81%
Ratios to Average Net AssetsC,D
Expenses before reductions	.12%	.12%	.15%	.15%	.15%
Expenses net of fee waivers, if any	.12%	.12%	.11%	.12%	.10%
Expenses net of all reductions	.12%	.12%	.11%	.12%	.10%
Net investment income (loss)	1.56%	1.87%	2.08%	1.89%	2.02%
Supplemental Data
Net assets, end of period (000 omitted)	$5,124,327	$2,844,302	$2,003,135	$1,390,826	$936,458
Portfolio turnover rateE	24%	80%	10%	7%	13%

 A Calculated based on average shares outstanding during the period.

 B Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 C Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 D Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 E Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom Index 2035 Fund Institutional Premium Class

Years ended March 31,	2021	2020	2019	2018	2017
Selected Per–Share Data
Net asset value, beginning of period	$15.21	$19.08	$18.64	$16.80	$14.92
Income from Investment Operations
Net investment income (loss)A	.31	.37	.40	.35	.33
Net realized and unrealized gain (loss)	6.39	(1.26)	.43	1.84	1.87
Total from investment operations	6.70	(.89)	.83	2.19	2.20
Distributions from net investment income	(.30)	(.34)	(.38)	(.33)	(.31)
Distributions from net realized gain	(.16)	(2.64)	(.01)	(.02)	(.01)
Total distributions	(.45)B	(2.98)	(.39)	(.35)	(.32)
Net asset value, end of period	$21.46	$15.21	$19.08	$18.64	$16.80
Total ReturnC	44.31%	(7.33)%	4.69%	13.00%	14.87%
Ratios to Average Net AssetsD,E
Expenses before reductions	.08%	.08%	.10%	.10%	.09%
Expenses net of fee waivers, if any	.08%	.08%	.05%	.07%	.05%
Expenses net of all reductions	.08%	.08%	.05%	.07%	.05%
Net investment income (loss)	1.60%	1.92%	2.14%	1.94%	2.07%
Supplemental Data
Net assets, end of period (000 omitted)	$4,357,280	$2,512,748	$2,015,039	$1,522,603	$1,130,096
Portfolio turnover rateF	24%	80%	10%	7%	13%

 A Calculated based on average shares outstanding during the period.

 B Total distributions per share do not sum due to rounding.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 F Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom Index 2035 Fund Premier Class

Years ended March 31,	2021 A
Selected Per–Share Data
Net asset value, beginning of period	$17.48
Income from Investment Operations
Net investment income (loss)B	.45
Net realized and unrealized gain (loss)	3.92
Total from investment operations	4.37
Distributions from net investment income	(.29)
Distributions from net realized gain	(.10)
Total distributions	(.39)
Net asset value, end of period	$21.46
Total ReturnC,D	25.06%
Ratios to Average Net AssetsE,F
Expenses before reductions	.06%G
Expenses net of fee waivers, if any	.06%G
Expenses net of all reductions	.06%G
Net investment income (loss)	2.86%G
Supplemental Data
Net assets, end of period (000 omitted)	$1,163,973
Portfolio turnover rateH	24%

 A For the period June 24, 2020 (commencement of sale of shares) to March 31, 2021.

 B Calculated based on average shares outstanding during the period.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 G Annualized

 H Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom® Index 2040 Fund

Investment Summary (Unaudited)

The information in the following tables is based on the direct investments of the Fund.

Top Holdings as of March 31, 2021

% of fund's net assets
Fidelity Series Total Market Index Fund	54.0
Fidelity Series Global ex U.S. Index Fund	36.0
Fidelity Series Bond Index Fund	7.0
Fidelity Series Long-Term Treasury Bond Index Fund	3.0
100.0

Asset Allocation (% of fund's net assets)

Period end
Domestic Equity Funds	54.0%
International Equity Funds	36.0%
Bond Funds	10.0%

Fidelity Freedom® Index 2040 Fund

Schedule of Investments March 31, 2021

Showing Percentage of Net Assets

Domestic Equity Funds - 54.0%
	Shares	Value
Fidelity Series Total Market Index Fund (a)
(Cost $4,366,207,598)	418,372,975	5,748,444,670

International Equity Funds - 36.0%
Fidelity Series Global ex U.S. Index Fund (a)
(Cost $3,169,591,500)	257,681,635	3,829,149,093

Bond Funds - 10.0%
Fidelity Series Bond Index Fund (a)	71,908,043	744,967,329
Fidelity Series Long-Term Treasury Bond Index Fund (a)	40,261,750	318,067,824
TOTAL BOND FUNDS
(Cost $1,110,073,659)		1,063,035,153
TOTAL INVESTMENT IN SECURITIES - 100.0%
(Cost $8,645,872,757)		10,640,628,916
NET OTHER ASSETS (LIABILITIES) - 0.0%		(646,947)
NET ASSETS - 100%		$10,639,981,969

Legend

 (a) Affiliated Fund

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$12
Total	$12

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable.

Affiliated Underlying Funds

Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds, excluding any Money Market Central Funds, is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur.

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Fidelity Series Bond Index Fund	$377,706,341	$476,920,806	$85,679,440	$16,008,814	$(524,009)	$(23,456,369)	$744,967,329
Fidelity Series Global ex U.S. Index Fund	1,902,639,827	1,424,730,678	513,873,277	56,213,918	92,250	1,015,559,615	3,829,149,093
Fidelity Series Long-Term Treasury Bond Index Fund	162,230,894	272,150,596	38,190,245	28,197,075	(1,296,329)	(76,827,092)	318,067,824
Fidelity Series Total Market Index Fund	2,824,362,277	1,998,941,192	912,630,157	91,268,044	(5,366,388)	1,843,137,746	5,748,444,670
	$5,266,939,339	$4,172,743,272	$1,550,373,119	$191,687,851	$(7,094,476)	$2,758,413,900	$10,640,628,916

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of March 31, 2021, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Domestic Equity Funds	$5,748,444,670	$5,748,444,670	$--	$--
International Equity Funds	3,829,149,093	3,829,149,093	--	--
Bond Funds	1,063,035,153	1,063,035,153	--	--
Total Investments in Securities:	$10,640,628,916	$10,640,628,916	$--	$--

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom® Index 2040 Fund

Financial Statements

Statement of Assets and Liabilities

		March 31, 2021
Assets
Investment in securities, at value — See accompanying schedule:
Affiliated issuers (cost $8,645,872,757)	$10,640,628,916
Total Investment in Securities (cost $8,645,872,757)		$10,640,628,916
Cash		14,326
Receivable for investments sold		64,747,735
Receivable for fund shares sold		18,270,587
Total assets		10,723,661,564
Liabilities
Payable for investments purchased	$72,447,460
Payable for fund shares redeemed	10,570,878
Accrued management fee	661,257
Total liabilities		83,679,595
Net Assets		$10,639,981,969
Net Assets consist of:
Paid in capital		$8,644,178,300
Total accumulated earnings (loss)		1,995,803,669
Net Assets		$10,639,981,969
Net Asset Value and Maximum Offering Price
Investor Class:
Net Asset Value, offering price and redemption price per share ($4,532,046,844 ÷ 209,031,672 shares)		$21.68
Institutional Premium Class:
Net Asset Value, offering price and redemption price per share ($4,910,687,198 ÷ 226,511,384 shares)		$21.68
Premier Class:
Net Asset Value, offering price and redemption price per share ($1,197,247,927 ÷ 55,247,846 shares)		$21.67

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Year ended March 31, 2021
Investment Income
Dividends:
Affiliated issuers		$138,082,275
Income from Fidelity Central Funds		12
Total income		138,082,287
Expenses
Management fee	$7,335,494
Independent trustees' fees and expenses	21,309
Total expenses before reductions	7,356,803
Expense reductions	(11)
Total expenses after reductions		7,356,792
Net investment income (loss)		130,725,495
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Affiliated issuers	(7,094,476)
Capital gain distributions from underlying funds:
Affiliated issuers	53,605,576
Total net realized gain (loss)		46,511,100
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Affiliated issuers	2,758,413,900
Total change in net unrealized appreciation (depreciation)		2,758,413,900
Net gain (loss)		2,804,925,000
Net increase (decrease) in net assets resulting from operations		$2,935,650,495

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Year ended March 31, 2021	Year ended March 31, 2020
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$130,725,495	$94,224,108
Net realized gain (loss)	46,511,100	847,119,448
Change in net unrealized appreciation (depreciation)	2,758,413,900	(1,557,654,334)
Net increase (decrease) in net assets resulting from operations	2,935,650,495	(616,310,778)
Distributions to shareholders	(181,073,323)	(928,689,470)
Share transactions - net increase (decrease)	2,618,792,682	2,675,344,924
Total increase (decrease) in net assets	5,373,369,854	1,130,344,676
Net Assets
Beginning of period	5,266,612,115	4,136,267,439
End of period	$10,639,981,969	$5,266,612,115

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Freedom Index 2040 Fund Investor Class

Years ended March 31,	2021	2020	2019	2018	2017
Selected Per–Share Data
Net asset value, beginning of period	$14.77	$19.19	$18.77	$16.90	$15.00
Income from Investment Operations
Net investment income (loss)A	.30	.35	.39	.34	.32
Net realized and unrealized gain (loss)	7.03	(1.43)	.42	1.87	1.90
Total from investment operations	7.33	(1.08)	.81	2.21	2.22
Distributions from net investment income	(.29)	(.33)	(.38)	(.33)	(.31)
Distributions from net realized gain	(.12)	(3.00)	(.01)	(.02)	(.01)
Total distributions	(.42)B	(3.34)B	(.39)	(.34)B	(.32)
Net asset value, end of period	$21.68	$14.77	$19.19	$18.77	$16.90
Total ReturnC	49.86%	(8.93)%	4.56%	13.08%	14.90%
Ratios to Average Net AssetsD,E
Expenses before reductions	.12%	.12%	.15%	.15%	.15%
Expenses net of fee waivers, if any	.12%	.12%	.11%	.12%	.10%
Expenses net of all reductions	.12%	.12%	.11%	.12%	.10%
Net investment income (loss)	1.56%	1.82%	2.06%	1.87%	2.02%
Supplemental Data
Net assets, end of period (000 omitted)	$4,532,047	$2,405,077	$1,731,927	$1,281,722	$900,067
Portfolio turnover rateF	20%	78%	10%	6%	13%

 A Calculated based on average shares outstanding during the period.

 B Total distributions per share do not sum due to rounding.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 F Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom Index 2040 Fund Institutional Premium Class

Years ended March 31,	2021	2020	2019	2018	2017
Selected Per–Share Data
Net asset value, beginning of period	$14.77	$19.19	$18.77	$16.89	$15.00
Income from Investment Operations
Net investment income (loss)A	.31	.36	.40	.35	.33
Net realized and unrealized gain (loss)	7.02	(1.43)	.42	1.88	1.89
Total from investment operations	7.33	(1.07)	.82	2.23	2.22
Distributions from net investment income	(.30)	(.34)	(.39)	(.34)	(.32)
Distributions from net realized gain	(.12)	(3.00)	(.01)	(.02)	(.01)
Total distributions	(.42)	(3.35)B	(.40)	(.35)B	(.33)
Net asset value, end of period	$21.68	$14.77	$19.19	$18.77	$16.89
Total ReturnC	49.89%	(8.89)%	4.61%	13.20%	14.90%
Ratios to Average Net AssetsD,E
Expenses before reductions	.08%	.08%	.10%	.10%	.09%
Expenses net of fee waivers, if any	.08%	.08%	.05%	.07%	.05%
Expenses net of all reductions	.08%	.08%	.05%	.07%	.05%
Net investment income (loss)	1.60%	1.86%	2.12%	1.92%	2.07%
Supplemental Data
Net assets, end of period (000 omitted)	$4,910,687	$2,861,535	$2,404,340	$1,929,498	$1,438,010
Portfolio turnover rateF	20%	78%	10%	6%	13%

 A Calculated based on average shares outstanding during the period.

 B Total distributions per share do not sum due to rounding.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 F Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom Index 2040 Fund Premier Class

Years ended March 31,	2021 A
Selected Per–Share Data
Net asset value, beginning of period	$17.16
Income from Investment Operations
Net investment income (loss)B	.47
Net realized and unrealized gain (loss)	4.40
Total from investment operations	4.87
Distributions from net investment income	(.30)
Distributions from net realized gain	(.07)
Total distributions	(.36)C
Net asset value, end of period	$21.67
Total ReturnD,E	28.49%
Ratios to Average Net AssetsF,G
Expenses before reductions	.06%H
Expenses net of fee waivers, if any	.06%H
Expenses net of all reductions	.06%H
Net investment income (loss)	2.95%H
Supplemental Data
Net assets, end of period (000 omitted)	$1,197,248
Portfolio turnover rateI	20%

 A For the period June 24, 2020 (commencement of sale of shares) to March 31, 2021.

 B Calculated based on average shares outstanding during the period.

 C Total distributions per share do not sum due to rounding.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 H Annualized

 I Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom® Index 2045 Fund

Investment Summary (Unaudited)

The information in the following tables is based on the direct investments of the Fund.

Top Holdings as of March 31, 2021

% of fund's net assets
Fidelity Series Total Market Index Fund	54.0
Fidelity Series Global ex U.S. Index Fund	36.0
Fidelity Series Bond Index Fund	7.0
Fidelity Series Long-Term Treasury Bond Index Fund	3.0
100.0

Asset Allocation (% of fund's net assets)

Period end
Domestic Equity Funds	54.0%
International Equity Funds	36.0%
Bond Funds	10.0%

Fidelity Freedom® Index 2045 Fund

Schedule of Investments March 31, 2021

Showing Percentage of Net Assets

Domestic Equity Funds - 54.0%
	Shares	Value
Fidelity Series Total Market Index Fund (a)
(Cost $3,384,233,600)	320,512,793	4,403,845,781

International Equity Funds - 36.0%
Fidelity Series Global ex U.S. Index Fund (a)
(Cost $2,452,525,250)	197,408,269	2,933,486,882

Bond Funds - 10.0%
Fidelity Series Bond Index Fund (a)	55,088,039	570,712,086
Fidelity Series Long-Term Treasury Bond Index Fund (a)	30,844,127	243,668,601
TOTAL BOND FUNDS
(Cost $853,266,991)		814,380,687
TOTAL INVESTMENT IN SECURITIES - 100.0%
(Cost $6,690,025,841)		8,151,713,350
NET OTHER ASSETS (LIABILITIES) - 0.0%		(498,050)
NET ASSETS - 100%		$8,151,215,300

Legend

 (a) Affiliated Fund

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$8
Total	$8

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable.

Affiliated Underlying Funds

Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds, excluding any Money Market Central Funds, is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur.

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Fidelity Series Bond Index Fund	$265,381,678	$384,467,951	$60,645,615	$11,745,494	$(338,278)	$(18,153,650)	$570,712,086
Fidelity Series Global ex U.S. Index Fund	1,336,844,056	1,232,394,511	372,305,344	41,787,855	(2,680,426)	739,234,085	2,933,486,882
Fidelity Series Long-Term Treasury Bond Index Fund	113,985,596	215,106,178	27,051,704	20,805,959	(856,552)	(57,514,917)	243,668,601
Fidelity Series Total Market Index Fund	1,984,476,206	1,748,746,071	664,682,856	67,245,629	(8,129,970)	1,343,436,330	4,403,845,781
	$3,700,687,536	$3,580,714,711	$1,124,685,519	$141,584,937	$(12,005,226)	$2,007,001,848	$8,151,713,350

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of March 31, 2021, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Domestic Equity Funds	$4,403,845,781	$4,403,845,781	$--	$--
International Equity Funds	2,933,486,882	2,933,486,882	--	--
Bond Funds	814,380,687	814,380,687	--	--
Total Investments in Securities:	$8,151,713,350	$8,151,713,350	$--	$--

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom® Index 2045 Fund

Financial Statements

Statement of Assets and Liabilities

		March 31, 2021
Assets
Investment in securities, at value — See accompanying schedule:
Affiliated issuers (cost $6,690,025,841)	$8,151,713,350
Total Investment in Securities (cost $6,690,025,841)		$8,151,713,350
Cash		9,881
Receivable for investments sold		47,519,414
Receivable for fund shares sold		17,273,930
Total assets		8,216,516,575
Liabilities
Payable for investments purchased	$56,519,427
Payable for fund shares redeemed	8,273,706
Accrued management fee	508,142
Total liabilities		65,301,275
Net Assets		$8,151,215,300
Net Assets consist of:
Paid in capital		$6,691,440,159
Total accumulated earnings (loss)		1,459,775,141
Net Assets		$8,151,215,300
Net Asset Value and Maximum Offering Price
Investor Class:
Net Asset Value, offering price and redemption price per share ($3,625,140,549 ÷ 161,184,654 shares)		$22.49
Institutional Premium Class:
Net Asset Value, offering price and redemption price per share ($3,397,662,084 ÷ 150,995,743 shares)		$22.50
Premier Class:
Net Asset Value, offering price and redemption price per share ($1,128,412,667 ÷ 50,156,476 shares)		$22.50

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Year ended March 31, 2021
Investment Income
Dividends:
Affiliated issuers		$102,073,357
Income from Fidelity Central Funds		8
Total income		102,073,365
Expenses
Management fee	$5,424,369
Independent trustees' fees and expenses	15,459
Total expenses before reductions	5,439,828
Expense reductions	(10)
Total expenses after reductions		5,439,818
Net investment income (loss)		96,633,547
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Affiliated issuers	(12,005,226)
Capital gain distributions from underlying funds:
Affiliated issuers	39,511,580
Total net realized gain (loss)		27,506,354
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Affiliated issuers	2,007,001,848
Total change in net unrealized appreciation (depreciation)		2,007,001,848
Net gain (loss)		2,034,508,202
Net increase (decrease) in net assets resulting from operations		$2,131,141,749

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Year ended March 31, 2021	Year ended March 31, 2020
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$96,633,547	$64,532,418
Net realized gain (loss)	27,506,354	484,430,417
Change in net unrealized appreciation (depreciation)	2,007,001,848	(986,442,740)
Net increase (decrease) in net assets resulting from operations	2,131,141,749	(437,479,905)
Distributions to shareholders	(131,346,090)	(537,813,779)
Share transactions - net increase (decrease)	2,450,965,587	1,985,672,707
Total increase (decrease) in net assets	4,450,761,246	1,010,379,023
Net Assets
Beginning of period	3,700,454,054	2,690,075,031
End of period	$8,151,215,300	$3,700,454,054

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Freedom Index 2045 Fund Investor Class

Years ended March 31,	2021	2020	2019	2018	2017
Selected Per–Share Data
Net asset value, beginning of period	$15.31	$19.33	$18.91	$17.04	$15.13
Income from Investment Operations
Net investment income (loss)A	.31	.36	.39	.35	.33
Net realized and unrealized gain (loss)	7.29	(1.56)	.43	1.88	1.90
Total from investment operations	7.60	(1.20)	.82	2.23	2.23
Distributions from net investment income	(.30)	(.33)	(.38)	(.33)	(.31)
Distributions from net realized gain	(.12)	(2.49)	(.02)	(.03)	(.01)
Total distributions	(.42)	(2.82)	(.40)	(.36)	(.32)
Net asset value, end of period	$22.49	$15.31	$19.33	$18.91	$17.04
Total ReturnB	49.89%	(8.96)%	4.58%	13.08%	14.87%
Ratios to Average Net AssetsC,D
Expenses before reductions	.12%	.12%	.15%	.15%	.15%
Expenses net of fee waivers, if any	.12%	.12%	.11%	.12%	.10%
Expenses net of all reductions	.12%	.12%	.11%	.12%	.10%
Net investment income (loss)	1.55%	1.85%	2.06%	1.89%	2.04%
Supplemental Data
Net assets, end of period (000 omitted)	$3,625,141	$1,810,294	$1,244,020	$872,779	$583,893
Portfolio turnover rateE	20%	77%	10%	6%	15%

 A Calculated based on average shares outstanding during the period.

 B Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 C Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 D Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 E Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom Index 2045 Fund Institutional Premium Class

Years ended March 31,	2021	2020	2019	2018	2017
Selected Per–Share Data
Net asset value, beginning of period	$15.32	$19.33	$18.92	$17.04	$15.13
Income from Investment Operations
Net investment income (loss)A	.31	.37	.40	.36	.34
Net realized and unrealized gain (loss)	7.30	(1.55)	.42	1.89	1.90
Total from investment operations	7.61	(1.18)	.82	2.25	2.24
Distributions from net investment income	(.31)	(.34)	(.39)	(.34)	(.32)
Distributions from net realized gain	(.12)	(2.49)	(.02)	(.03)	(.01)
Total distributions	(.43)	(2.83)	(.41)	(.37)	(.33)
Net asset value, end of period	$22.50	$15.32	$19.33	$18.92	$17.04
Total ReturnB	49.89%	(8.88)%	4.58%	13.20%	14.94%
Ratios to Average Net AssetsC,D
Expenses before reductions	.08%	.08%	.10%	.10%	.09%
Expenses net of fee waivers, if any	.08%	.08%	.05%	.07%	.05%
Expenses net of all reductions	.08%	.08%	.05%	.07%	.05%
Net investment income (loss)	1.59%	1.89%	2.11%	1.94%	2.09%
Supplemental Data
Net assets, end of period (000 omitted)	$3,397,662	$1,890,160	$1,446,055	$1,062,443	$743,645
Portfolio turnover rateE	20%	77%	10%	6%	15%

 A Calculated based on average shares outstanding during the period.

 B Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 C Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 D Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 E Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom Index 2045 Fund Premier Class

Years ended March 31,	2021 A
Selected Per–Share Data
Net asset value, beginning of period	$17.81
Income from Investment Operations
Net investment income (loss)B	.49
Net realized and unrealized gain (loss)	4.57
Total from investment operations	5.06
Distributions from net investment income	(.31)
Distributions from net realized gain	(.07)
Total distributions	(.37)C
Net asset value, end of period	$22.50
Total ReturnD,E	28.52%
Ratios to Average Net AssetsF,G
Expenses before reductions	.06%H
Expenses net of fee waivers, if any	.06%H
Expenses net of all reductions	.06%H
Net investment income (loss)	2.96%H
Supplemental Data
Net assets, end of period (000 omitted)	$1,128,413
Portfolio turnover rateI	20%

 A For the period June 24, 2020 (commencement of sale of shares) to March 31, 2021.

 B Calculated based on average shares outstanding during the period.

 C Total distributions per share do not sum due to rounding.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 H Annualized

 I Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom® Index 2050 Fund

Investment Summary (Unaudited)

The information in the following tables is based on the direct investments of the Fund.

Top Holdings as of March 31, 2021

% of fund's net assets
Fidelity Series Total Market Index Fund	54.0
Fidelity Series Global ex U.S. Index Fund	36.0
Fidelity Series Bond Index Fund	7.0
Fidelity Series Long-Term Treasury Bond Index Fund	3.0
100.0

Asset Allocation (% of fund's net assets)

Period end
Domestic Equity Funds	54.0%
International Equity Funds	36.0%
Bond Funds	10.0%

Fidelity Freedom® Index 2050 Fund

Schedule of Investments March 31, 2021

Showing Percentage of Net Assets

Domestic Equity Funds - 54.0%
	Shares	Value
Fidelity Series Total Market Index Fund (a)
(Cost $3,040,830,752)	288,667,611	3,966,292,981

International Equity Funds - 36.0%
Fidelity Series Global ex U.S. Index Fund (a)
(Cost $2,202,827,812)	177,794,351	2,642,024,053

Bond Funds - 10.0%
Fidelity Series Bond Index Fund (a)	49,614,637	514,007,640
Fidelity Series Long-Term Treasury Bond Index Fund (a)	27,779,515	219,458,170
TOTAL BOND FUNDS
(Cost $768,611,389)		733,465,810
TOTAL INVESTMENT IN SECURITIES - 100.0%
(Cost $6,012,269,953)		7,341,782,844
NET OTHER ASSETS (LIABILITIES) - 0.0%		(444,952)
NET ASSETS - 100%		$7,341,337,892

Legend

 (a) Affiliated Fund

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$12
Total	$12

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable.

Affiliated Underlying Funds

Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds, excluding any Money Market Central Funds, is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur.

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Fidelity Series Bond Index Fund	$239,541,482	$346,374,090	$55,228,068	$10,651,229	$(375,457)	$(16,304,407)	$514,007,640
Fidelity Series Global ex U.S. Index Fund	1,206,691,413	1,102,921,305	337,444,564	38,004,717	(2,066,582)	671,922,481	2,642,024,053
Fidelity Series Long-Term Treasury Bond Index Fund	102,886,807	194,114,659	24,666,797	18,901,544	(907,071)	(51,969,428)	219,458,170
Fidelity Series Total Market Index Fund	1,791,279,644	1,563,689,531	600,339,473	61,106,046	(8,162,579)	1,219,825,858	3,966,292,981
	$3,340,399,346	$3,207,099,585	$1,017,678,902	$128,663,536	$(11,511,689)	$1,823,474,504	$7,341,782,844

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of March 31, 2021, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Domestic Equity Funds	$3,966,292,981	$3,966,292,981	$--	$--
International Equity Funds	2,642,024,053	2,642,024,053	--	--
Bond Funds	733,465,810	733,465,810	--	--
Total Investments in Securities:	$7,341,782,844	$7,341,782,844	$--	$--

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom® Index 2050 Fund

Financial Statements

Statement of Assets and Liabilities

		March 31, 2021
Assets
Investment in securities, at value — See accompanying schedule:
Affiliated issuers (cost $6,012,269,953)	$7,341,782,844
Total Investment in Securities (cost $6,012,269,953)		$7,341,782,844
Cash		8,797
Receivable for investments sold		43,587,193
Receivable for fund shares sold		18,056,638
Total assets		7,403,435,472
Liabilities
Payable for investments purchased	$50,477,016
Payable for fund shares redeemed	11,166,497
Accrued management fee	454,067
Total liabilities		62,097,580
Net Assets		$7,341,337,892
Net Assets consist of:
Paid in capital		$6,014,584,247
Total accumulated earnings (loss)		1,326,753,645
Net Assets		$7,341,337,892
Net Asset Value and Maximum Offering Price
Investor Class:
Net Asset Value, offering price and redemption price per share ($3,177,557,897 ÷ 140,990,917 shares)		$22.54
Institutional Premium Class:
Net Asset Value, offering price and redemption price per share ($3,119,254,997 ÷ 138,391,441 shares)		$22.54
Premier Class:
Net Asset Value, offering price and redemption price per share ($1,044,524,998 ÷ 46,351,094 shares)		$22.54

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Year ended March 31, 2021
Investment Income
Dividends:
Affiliated issuers		$92,765,552
Income from Fidelity Central Funds		12
Total income		92,765,564
Expenses
Management fee	$4,872,179
Independent trustees' fees and expenses	14,018
Total expenses before reductions	4,886,197
Expense reductions	(8)
Total expenses after reductions		4,886,189
Net investment income (loss)		87,879,375
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Affiliated issuers	(11,511,689)
Capital gain distributions from underlying funds:
Affiliated issuers	35,897,984
Total net realized gain (loss)		24,386,295
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Affiliated issuers	1,823,474,504
Total change in net unrealized appreciation (depreciation)		1,823,474,504
Net gain (loss)		1,847,860,799
Net increase (decrease) in net assets resulting from operations		$1,935,740,174

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Year ended March 31, 2021	Year ended March 31, 2020
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$87,879,375	$57,893,231
Net realized gain (loss)	24,386,295	442,865,384
Change in net unrealized appreciation (depreciation)	1,823,474,504	(897,221,134)
Net increase (decrease) in net assets resulting from operations	1,935,740,174	(396,462,519)
Distributions to shareholders	(119,656,404)	(488,861,326)
Share transactions - net increase (decrease)	2,185,062,073	1,799,394,306
Total increase (decrease) in net assets	4,001,145,843	914,070,461
Net Assets
Beginning of period	3,340,192,049	2,426,121,588
End of period	$7,341,337,892	$3,340,192,049

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Freedom Index 2050 Fund Investor Class

Years ended March 31,	2021	2020	2019	2018	2017
Selected Per–Share Data
Net asset value, beginning of period	$15.34	$19.41	$19.00	$17.14	$15.24
Income from Investment Operations
Net investment income (loss)A	.31	.36	.39	.35	.33
Net realized and unrealized gain (loss)	7.31	(1.55)	.42	1.90	1.91
Total from investment operations	7.62	(1.19)	.81	2.25	2.24
Distributions from net investment income	(.30)	(.34)	(.38)	(.33)	(.33)
Distributions from net realized gain	(.12)	(2.54)	(.02)	(.06)	(.01)
Total distributions	(.42)	(2.88)	(.40)	(.39)	(.34)
Net asset value, end of period	$22.54	$15.34	$19.41	$19.00	$17.14
Total ReturnB	49.93%	(8.95)%	4.53%	13.15%	14.82%
Ratios to Average Net AssetsC,D
Expenses before reductions	.12%	.12%	.15%	.15%	.15%
Expenses net of fee waivers, if any	.12%	.12%	.11%	.12%	.10%
Expenses net of all reductions	.12%	.12%	.11%	.12%	.10%
Net investment income (loss)	1.54%	1.84%	2.06%	1.89%	2.06%
Supplemental Data
Net assets, end of period (000 omitted)	$3,177,558	$1,524,955	$1,049,434	$739,919	$513,543
Portfolio turnover rateE	20%	77%	12%	6%	19%

 A Calculated based on average shares outstanding during the period.

 B Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 C Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 D Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 E Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom Index 2050 Fund Institutional Premium Class

Years ended March 31,	2021	2020	2019	2018	2017
Selected Per–Share Data
Net asset value, beginning of period	$15.34	$19.41	$19.00	$17.14	$15.24
Income from Investment Operations
Net investment income (loss)A	.31	.37	.40	.36	.34
Net realized and unrealized gain (loss)	7.32	(1.55)	.42	1.90	1.91
Total from investment operations	7.63	(1.18)	.82	2.26	2.25
Distributions from net investment income	(.31)	(.34)	(.39)	(.34)	(.34)
Distributions from net realized gain	(.12)	(2.54)	(.02)	(.06)	(.01)
Total distributions	(.43)	(2.89)B	(.41)	(.40)	(.35)
Net asset value, end of period	$22.54	$15.34	$19.41	$19.00	$17.14
Total ReturnC	49.96%	(8.91)%	4.59%	13.20%	14.88%
Ratios to Average Net AssetsD,E
Expenses before reductions	.08%	.08%	.10%	.10%	.09%
Expenses net of fee waivers, if any	.08%	.08%	.05%	.07%	.05%
Expenses net of all reductions	.08%	.08%	.05%	.07%	.05%
Net investment income (loss)	1.59%	1.89%	2.11%	1.94%	2.11%
Supplemental Data
Net assets, end of period (000 omitted)	$3,119,255	$1,815,237	$1,376,687	$1,063,718	$722,781
Portfolio turnover rateF	20%	77%	12%	6%	19%

 A Calculated based on average shares outstanding during the period.

 B Total distributions per share do not sum due to rounding.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 F Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom Index 2050 Fund Premier Class

Years ended March 31,	2021 A
Selected Per–Share Data
Net asset value, beginning of period	$17.84
Income from Investment Operations
Net investment income (loss)B	.50
Net realized and unrealized gain (loss)	4.57
Total from investment operations	5.07
Distributions from net investment income	(.31)
Distributions from net realized gain	(.07)
Total distributions	(.37)C
Net asset value, end of period	$22.54
Total ReturnD,E	28.53%
Ratios to Average Net AssetsF,G
Expenses before reductions	.06%H
Expenses net of fee waivers, if any	.06%H
Expenses net of all reductions	.06%H
Net investment income (loss)	3.03%H
Supplemental Data
Net assets, end of period (000 omitted)	$1,044,525
Portfolio turnover rateI	20%

 A For the period June 24, 2020 (commencement of sale of shares) to March 31, 2021.

 B Calculated based on average shares outstanding during the period.

 C Total distributions per share do not sum due to rounding.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 H Annualized

 I Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom® Index 2055 Fund

Investment Summary (Unaudited)

The information in the following tables is based on the direct investments of the Fund.

Top Holdings as of March 31, 2021

% of fund's net assets
Fidelity Series Total Market Index Fund	54.0
Fidelity Series Global ex U.S. Index Fund	36.0
Fidelity Series Bond Index Fund	7.0
Fidelity Series Long-Term Treasury Bond Index Fund	3.0
100.0

Asset Allocation (% of fund's net assets)

Period end
Domestic Equity Funds	54.0%
International Equity Funds	36.0%
Bond Funds	10.0%

Fidelity Freedom® Index 2055 Fund

Schedule of Investments March 31, 2021

Showing Percentage of Net Assets

Domestic Equity Funds - 54.0%
	Shares	Value
Fidelity Series Total Market Index Fund (a)
(Cost $1,729,483,917)	160,657,238	2,207,430,449

International Equity Funds - 36.0%
Fidelity Series Global ex U.S. Index Fund (a)
(Cost $1,244,870,475)	98,951,047	1,470,412,558

Bond Funds - 10.0%
Fidelity Series Bond Index Fund (a)	27,612,763	286,068,222
Fidelity Series Long-Term Treasury Bond Index Fund (a)	15,460,540	122,138,262
TOTAL BOND FUNDS
(Cost $429,712,124)		408,206,484
TOTAL INVESTMENT IN SECURITIES - 100.0%
(Cost $3,404,066,516)		4,086,049,491
NET OTHER ASSETS (LIABILITIES) - 0.0%		(257,852)
NET ASSETS - 100%		$4,085,791,639

Legend

 (a) Affiliated Fund

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$5
Total	$5

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable.

Affiliated Underlying Funds

Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds, excluding any Money Market Central Funds, is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur.

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Fidelity Series Bond Index Fund	$113,320,540	$213,689,703	$31,556,553	$5,477,734	$(210,388)	$(9,175,080)	$286,068,222
Fidelity Series Global ex U.S. Index Fund	570,867,244	752,045,550	190,588,845	19,960,770	(2,958,959)	341,047,568	1,470,412,558
Fidelity Series Long-Term Treasury Bond Index Fund	48,672,910	115,678,046	14,053,405	9,782,047	(549,350)	(27,609,939)	122,138,262
Fidelity Series Total Market Index Fund	847,430,888	1,080,733,361	334,789,716	31,608,432	(5,166,754)	619,222,670	2,207,430,449
	$1,580,291,582	$2,162,146,660	$570,988,519	$66,828,983	$(8,885,451)	$923,485,219	$4,086,049,491

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of March 31, 2021, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Domestic Equity Funds	$2,207,430,449	$2,207,430,449	$--	$--
International Equity Funds	1,470,412,558	1,470,412,558	--	--
Bond Funds	408,206,484	408,206,484	--	--
Total Investments in Securities:	$4,086,049,491	$4,086,049,491	$--	$--

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom® Index 2055 Fund

Financial Statements

Statement of Assets and Liabilities

		March 31, 2021
Assets
Investment in securities, at value — See accompanying schedule:
Affiliated issuers (cost $3,404,066,516)	$4,086,049,491
Total Investment in Securities (cost $3,404,066,516)		$4,086,049,491
Cash		3,877
Receivable for investments sold		23,619,145
Receivable for fund shares sold		15,198,524
Total assets		4,124,871,037
Liabilities
Payable for investments purchased	$29,180,835
Payable for fund shares redeemed	9,636,613
Accrued management fee	261,950
Total liabilities		39,079,398
Net Assets		$4,085,791,639
Net Assets consist of:
Paid in capital		$3,406,687,354
Total accumulated earnings (loss)		679,104,285
Net Assets		$4,085,791,639
Net Asset Value and Maximum Offering Price
Investor Class:
Net Asset Value, offering price and redemption price per share ($1,962,061,452 ÷ 106,000,806 shares)		$18.51
Institutional Premium Class:
Net Asset Value, offering price and redemption price per share ($1,659,777,018 ÷ 89,570,473 shares)		$18.53
Premier Class:
Net Asset Value, offering price and redemption price per share ($463,953,169 ÷ 25,046,859 shares)		$18.52

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Year ended March 31, 2021
Investment Income
Dividends:
Affiliated issuers		$48,284,601
Income from Fidelity Central Funds		5
Total income		48,284,606
Expenses
Management fee	$2,596,320
Independent trustees' fees and expenses	7,082
Total expenses before reductions	2,603,402
Expense reductions	(4)
Total expenses after reductions		2,603,398
Net investment income (loss)		45,681,208
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Affiliated issuers	(8,885,451)
Capital gain distributions from underlying funds:
Affiliated issuers	18,544,382
Total net realized gain (loss)		9,658,931
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Affiliated issuers	923,485,219
Total change in net unrealized appreciation (depreciation)		923,485,219
Net gain (loss)		933,144,150
Net increase (decrease) in net assets resulting from operations		$978,825,358

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Year ended March 31, 2021	Year ended March 31, 2020
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$45,681,208	$25,497,925
Net realized gain (loss)	9,658,931	140,432,381
Change in net unrealized appreciation (depreciation)	923,485,219	(361,589,048)
Net increase (decrease) in net assets resulting from operations	978,825,358	(195,658,742)
Distributions to shareholders	(60,668,247)	(160,934,870)
Share transactions - net increase (decrease)	1,587,446,404	910,128,176
Total increase (decrease) in net assets	2,505,603,515	553,534,564
Net Assets
Beginning of period	1,580,188,124	1,026,653,560
End of period	$4,085,791,639	$1,580,188,124

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Freedom Index 2055 Fund Investor Class

Years ended March 31,	2021	2020	2019	2018	2017
Selected Per–Share Data
Net asset value, beginning of period	$12.59	$15.33	$15.01	$13.53	$12.06
Income from Investment Operations
Net investment income (loss)A	.26	.28	.31	.28	.28
Net realized and unrealized gain (loss)	5.99	(1.33)	.34	1.49	1.50
Total from investment operations	6.25	(1.05)	.65	1.77	1.78
Distributions from net investment income	(.24)	(.26)	(.30)	(.26)	(.29)
Distributions from net realized gain	(.09)	(1.42)	(.03)	(.04)	(.02)
Total distributions	(.33)	(1.69)B	(.33)	(.29)B	(.31)
Net asset value, end of period	$18.51	$12.59	$15.33	$15.01	$13.53
Total ReturnC	49.88%	(8.94)%	4.57%	13.09%	14.90%
Ratios to Average Net AssetsD,E
Expenses before reductions	.12%	.12%	.15%	.15%	.15%
Expenses net of fee waivers, if any	.12%	.12%	.11%	.12%	.10%
Expenses net of all reductions	.12%	.12%	.11%	.12%	.10%
Net investment income (loss)	1.59%	1.83%	2.06%	1.90%	2.18%
Supplemental Data
Net assets, end of period (000 omitted)	$1,962,061	$867,162	$510,460	$305,192	$181,697
Portfolio turnover rateF	21%	74%	11%	6%	33%

 A Calculated based on average shares outstanding during the period.

 B Total distributions per share do not sum due to rounding.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 F Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom Index 2055 Fund Institutional Premium Class

Years ended March 31,	2021	2020	2019	2018	2017
Selected Per–Share Data
Net asset value, beginning of period	$12.61	$15.34	$15.02	$13.54	$12.06
Income from Investment Operations
Net investment income (loss)A	.27	.29	.32	.29	.28
Net realized and unrealized gain (loss)	5.99	(1.33)	.34	1.49	1.51
Total from investment operations	6.26	(1.04)	.66	1.78	1.79
Distributions from net investment income	(.25)	(.27)	(.30)	(.26)	(.29)
Distributions from net realized gain	(.09)	(1.42)	(.03)	(.04)	(.02)
Total distributions	(.34)	(1.69)	(.34)B	(.30)	(.31)
Net asset value, end of period	$18.53	$12.61	$15.34	$15.02	$13.54
Total ReturnC	49.87%	(8.85)%	4.61%	13.13%	14.98%
Ratios to Average Net AssetsD,E
Expenses before reductions	.08%	.08%	.10%	.10%	.09%
Expenses net of fee waivers, if any	.08%	.08%	.05%	.07%	.05%
Expenses net of all reductions	.08%	.08%	.05%	.07%	.05%
Net investment income (loss)	1.63%	1.87%	2.12%	1.95%	2.23%
Supplemental Data
Net assets, end of period (000 omitted)	$1,659,777	$713,027	$516,194	$342,884	$210,752
Portfolio turnover rateF	21%	74%	11%	6%	33%

 A Calculated based on average shares outstanding during the period.

 B Total distributions per share do not sum due to rounding.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 F Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom Index 2055 Fund Premier Class

Years ended March 31,	2021 A
Selected Per–Share Data
Net asset value, beginning of period	$14.66
Income from Investment Operations
Net investment income (loss)B	.39
Net realized and unrealized gain (loss)	3.77
Total from investment operations	4.16
Distributions from net investment income	(.25)
Distributions from net realized gain	(.05)
Total distributions	(.30)
Net asset value, end of period	$18.52
Total ReturnC,D	28.47%
Ratios to Average Net AssetsE,F
Expenses before reductions	.06%G
Expenses net of fee waivers, if any	.06%G
Expenses net of all reductions	.06%G
Net investment income (loss)	2.84%G
Supplemental Data
Net assets, end of period (000 omitted)	$463,953
Portfolio turnover rateH	21%

 A For the period June 24, 2020 (commencement of sale of shares) to March 31, 2021.

 B Calculated based on average shares outstanding during the period.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 G Annualized

 H Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom® Index 2060 Fund

Investment Summary (Unaudited)

The information in the following tables is based on the direct investments of the Fund.

Top Holdings as of March 31, 2021

% of fund's net assets
Fidelity Series Total Market Index Fund	54.0
Fidelity Series Global ex U.S. Index Fund	36.0
Fidelity Series Bond Index Fund	7.0
Fidelity Series Long-Term Treasury Bond Index Fund	3.0
100.0

Asset Allocation (% of fund's net assets)

Period end
Domestic Equity Funds	54.0%
International Equity Funds	36.0%
Bond Funds	10.0%

Fidelity Freedom® Index 2060 Fund

Schedule of Investments March 31, 2021

Showing Percentage of Net Assets

Domestic Equity Funds - 54.0%
	Shares	Value
Fidelity Series Total Market Index Fund (a)
(Cost $698,521,877)	64,093,655	880,646,823

International Equity Funds - 36.0%
Fidelity Series Global ex U.S. Index Fund (a)
(Cost $501,648,667)	39,476,203	586,616,378

Bond Funds - 10.0%
Fidelity Series Bond Index Fund (a)	11,015,962	114,125,363
Fidelity Series Long-Term Treasury Bond Index Fund (a)	6,167,900	48,726,412
TOTAL BOND FUNDS
(Cost $172,007,775)		162,851,775
TOTAL INVESTMENT IN SECURITIES - 100.0%
(Cost $1,372,178,319)		1,630,114,976
NET OTHER ASSETS (LIABILITIES) - 0.0%		(104,090)
NET ASSETS - 100%		$1,630,010,886

Legend

 (a) Affiliated Fund

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$3
Total	$3

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable.

Affiliated Underlying Funds

Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds, excluding any Money Market Central Funds, is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur.

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Fidelity Series Bond Index Fund	$40,467,977	$90,763,100	$13,330,202	$2,095,164	$(98,252)	$(3,677,260)	$114,125,363
Fidelity Series Global ex U.S. Index Fund	203,868,588	340,139,350	84,455,290	7,652,504	(1,179,389)	128,243,119	586,616,378
Fidelity Series Long-Term Treasury Bond Index Fund	17,381,604	48,171,760	5,902,466	3,721,351	(243,452)	(10,681,034)	48,726,412
Fidelity Series Total Market Index Fund	302,636,903	490,470,571	143,802,710	11,995,064	(1,787,055)	233,129,114	880,646,823
	$564,355,072	$969,544,781	$247,490,668	$25,464,083	$(3,308,148)	$347,013,939	$1,630,114,976

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of March 31, 2021, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Domestic Equity Funds	$880,646,823	$880,646,823	$--	$--
International Equity Funds	586,616,378	586,616,378	--	--
Bond Funds	162,851,775	162,851,775	--	--
Total Investments in Securities:	$1,630,114,976	$1,630,114,976	$--	$--

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom® Index 2060 Fund

Financial Statements

Statement of Assets and Liabilities

		March 31, 2021
Assets
Investment in securities, at value — See accompanying schedule:
Affiliated issuers (cost $1,372,178,319)	$1,630,114,976
Total Investment in Securities (cost $1,372,178,319)		$1,630,114,976
Cash		1,309
Receivable for investments sold		8,868,230
Receivable for fund shares sold		6,997,608
Total assets		1,645,982,123
Liabilities
Payable for investments purchased	$11,970,261
Payable for fund shares redeemed	3,895,447
Accrued management fee	105,529
Total liabilities		15,971,237
Net Assets		$1,630,010,886
Net Assets consist of:
Paid in capital		$1,373,151,141
Total accumulated earnings (loss)		256,859,745
Net Assets		$1,630,010,886
Net Asset Value and Maximum Offering Price
Investor Class:
Net Asset Value, offering price and redemption price per share ($813,216,140 ÷ 51,891,606 shares)		$15.67
Institutional Premium Class:
Net Asset Value, offering price and redemption price per share ($633,265,150 ÷ 40,376,243 shares)		$15.68
Premier Class:
Net Asset Value, offering price and redemption price per share ($183,529,596 ÷ 11,699,517 shares)		$15.69

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Year ended March 31, 2021
Investment Income
Dividends:
Affiliated issuers		$18,414,811
Income from Fidelity Central Funds		3
Total income		18,414,814
Expenses
Management fee	$998,561
Independent trustees' fees and expenses	2,670
Total expenses before reductions	1,001,231
Expense reductions	(1)
Total expenses after reductions		1,001,230
Net investment income (loss)		17,413,584
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Affiliated issuers	(3,308,144)
Capital gain distributions from underlying funds:
Affiliated issuers	7,049,272
Total net realized gain (loss)		3,741,128
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Affiliated issuers	347,013,939
Total change in net unrealized appreciation (depreciation)		347,013,939
Net gain (loss)		350,755,067
Net increase (decrease) in net assets resulting from operations		$368,168,651

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Year ended March 31, 2021	Year ended March 31, 2020
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$17,413,584	$8,519,881
Net realized gain (loss)	3,741,128	28,558,173
Change in net unrealized appreciation (depreciation)	347,013,939	(110,266,776)
Net increase (decrease) in net assets resulting from operations	368,168,651	(73,188,722)
Distributions to shareholders	(22,742,707)	(35,361,701)
Share transactions - net increase (decrease)	720,267,363	374,298,933
Total increase (decrease) in net assets	1,065,693,307	265,748,510
Net Assets
Beginning of period	564,317,579	298,569,069
End of period	$1,630,010,886	$564,317,579

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Freedom Index 2060 Fund Investor Class

Years ended March 31,	2021	2020	2019	2018	2017
Selected Per–Share Data
Net asset value, beginning of period	$10.65	$12.49	$12.23	$11.04	$9.85
Income from Investment Operations
Net investment income (loss)A	.23	.24	.26	.24	.25
Net realized and unrealized gain (loss)	5.06	(1.19)	.27	1.21	1.19
Total from investment operations	5.29	(.95)	.53	1.45	1.44
Distributions from net investment income	(.20)	(.21)	(.24)	(.20)	(.22)
Distributions from net realized gain	(.07)	(.68)	(.03)	(.06)	(.03)
Total distributions	(.27)	(.89)	(.27)	(.26)	(.25)
Net asset value, end of period	$15.67	$10.65	$12.49	$12.23	$11.04
Total ReturnB	49.89%	(8.95)%	4.54%	13.17%	14.80%
Ratios to Average Net AssetsC,D
Expenses before reductions	.12%	.12%	.15%	.15%	.15%
Expenses net of fee waivers, if any	.12%	.12%	.11%	.12%	.11%
Expenses net of all reductions	.12%	.12%	.11%	.12%	.11%
Net investment income (loss)	1.58%	1.85%	2.13%	1.97%	2.41%
Supplemental Data
Net assets, end of period (000 omitted)	$813,216	$323,054	$160,477	$82,123	$38,013
Portfolio turnover rateE	24%	67%	15%	7%	41%

 A Calculated based on average shares outstanding during the period.

 B Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 C Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 D Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 E Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom Index 2060 Fund Institutional Premium Class

Years ended March 31,	2021	2020	2019	2018	2017
Selected Per–Share Data
Net asset value, beginning of period	$10.66	$12.50	$12.23	$11.05	$9.85
Income from Investment Operations
Net investment income (loss)A	.23	.24	.27	.24	.26
Net realized and unrealized gain (loss)	5.07	(1.19)	.27	1.21	1.19
Total from investment operations	5.30	(.95)	.54	1.45	1.45
Distributions from net investment income	(.21)	(.21)	(.24)	(.21)	(.22)
Distributions from net realized gain	(.07)	(.68)	(.03)	(.06)	(.03)
Total distributions	(.28)	(.89)	(.27)	(.27)	(.25)
Net asset value, end of period	$15.68	$10.66	$12.50	$12.23	$11.05
Total ReturnB	49.92%	(8.93)%	4.66%	13.12%	14.93%
Ratios to Average Net AssetsC,D
Expenses before reductions	.08%	.08%	.10%	.10%	.09%
Expenses net of fee waivers, if any	.08%	.08%	.05%	.07%	.06%
Expenses net of all reductions	.08%	.08%	.05%	.07%	.06%
Net investment income (loss)	1.62%	1.90%	2.19%	2.02%	2.47%
Supplemental Data
Net assets, end of period (000 omitted)	$633,265	$241,263	$138,092	$73,658	$28,478
Portfolio turnover rateE	24%	67%	15%	7%	41%

 A Calculated based on average shares outstanding during the period.

 B Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 C Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 D Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 E Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom Index 2060 Fund Premier Class

Years ended March 31,	2021 A
Selected Per–Share Data
Net asset value, beginning of period	$12.41
Income from Investment Operations
Net investment income (loss)B	.32
Net realized and unrealized gain (loss)	3.21
Total from investment operations	3.53
Distributions from net investment income	(.21)
Distributions from net realized gain	(.04)
Total distributions	(.25)
Net asset value, end of period	$15.69
Total ReturnC,D	28.52%
Ratios to Average Net AssetsE,F
Expenses before reductions	.06%G
Expenses net of fee waivers, if any	.06%G
Expenses net of all reductions	.06%G
Net investment income (loss)	2.82%G
Supplemental Data
Net assets, end of period (000 omitted)	$183,530
Portfolio turnover rateH	24%

 A For the period June 24, 2020 (commencement of sale of shares) to March 31, 2021.

 B Calculated based on average shares outstanding during the period.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 G Annualized

 H Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom® Index 2065 Fund

Investment Summary (Unaudited)

The information in the following tables is based on the direct investments of the Fund.

Top Holdings as of March 31, 2021

% of fund's net assets
Fidelity Series Total Market Index Fund	54.0
Fidelity Series Global ex U.S. Index Fund	36.0
Fidelity Series Bond Index Fund	7.0
Fidelity Series Long-Term Treasury Bond Index Fund	3.0
100.0

Asset Allocation (% of fund's net assets)

Period end
Domestic Equity Funds	54.0%
International Equity Funds	36.0%
Bond Funds	10.0%

Fidelity Freedom® Index 2065 Fund

Schedule of Investments March 31, 2021

Showing Percentage of Net Assets

Domestic Equity Funds - 54.0%
	Shares	Value
Fidelity Series Total Market Index Fund (a)
(Cost $84,926,557)	7,206,376	99,015,602

International Equity Funds - 36.0%
Fidelity Series Global ex U.S. Index Fund (a)
(Cost $58,848,108)	4,438,523	65,956,447

Bond Funds - 10.0%
Fidelity Series Bond Index Fund (a)	1,238,537	12,831,238
Fidelity Series Long-Term Treasury Bond Index Fund (a)	693,462	5,478,347
TOTAL BOND FUNDS
(Cost $19,526,504)		18,309,585
TOTAL INVESTMENT IN SECURITIES - 100.0%
(Cost $163,301,169)		183,281,634
NET OTHER ASSETS (LIABILITIES) - 0.0%		(10,987)
NET ASSETS - 100%		$183,270,647

Legend

 (a) Affiliated Fund

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$1
Total	$1

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable.

Affiliated Underlying Funds

Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds, excluding any Money Market Central Funds, is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur.

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Fidelity Series Bond Index Fund	$1,811,096	$13,190,799	$1,757,272	$162,162	$(13,376)	$(400,009)	$12,831,238
Fidelity Series Global ex U.S. Index Fund	9,125,477	57,601,614	9,632,338	639,822	(182,654)	9,044,348	65,956,447
Fidelity Series Long-Term Treasury Bond Index Fund	777,901	6,451,389	758,922	295,985	(32,300)	(959,721)	5,478,347
Fidelity Series Total Market Index Fund	13,546,305	84,196,011	15,252,048	940,447	(118,545)	16,643,879	99,015,602
	$25,260,779	$161,439,813	$27,400,580	$2,038,416	$(346,875)	$24,328,497	$183,281,634

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of March 31, 2021, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.
	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Domestic Equity Funds	$99,015,602	$99,015,602	$--	$--
International Equity Funds	65,956,447	65,956,447	--	--
Bond Funds	18,309,585	18,309,585	--	--
Total Investments in Securities:	$183,281,634	$183,281,634	$--	$--

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom® Index 2065 Fund

Financial Statements

Statement of Assets and Liabilities

		March 31, 2021
Assets
Investment in securities, at value — See accompanying schedule:
Affiliated issuers (cost $163,301,169)	$183,281,634
Total Investment in Securities (cost $163,301,169)		$183,281,634
Cash		550
Receivable for investments sold		769,467
Receivable for fund shares sold		885,400
Total assets		184,937,051
Liabilities
Payable for investments purchased	$1,562,692
Payable for fund shares redeemed	92,147
Accrued management fee	11,565
Total liabilities		1,666,404
Net Assets		$183,270,647
Net Assets consist of:
Paid in capital		$163,377,317
Total accumulated earnings (loss)		19,893,330
Net Assets		$183,270,647
Net Asset Value and Maximum Offering Price
Investor Class:
Net Asset Value, offering price and redemption price per share ($86,436,798 ÷ 6,833,349 shares)		$12.65
Institutional Premium Class:
Net Asset Value, offering price and redemption price per share ($66,985,113 ÷ 5,293,742 shares)		$12.65
Premier Class:
Net Asset Value, offering price and redemption price per share ($29,848,736 ÷ 2,359,296 shares)		$12.65

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Year ended March 31, 2021
Investment Income
Dividends:
Affiliated issuers		$1,486,269
Income from Fidelity Central Funds		1
Total income		1,486,270
Expenses
Management fee	$77,589
Independent trustees' fees and expenses	189
Total expenses		77,778
Net investment income (loss)		1,408,492
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Affiliated issuers	(346,875)
Capital gain distributions from underlying funds:
Affiliated issuers	552,147
Total net realized gain (loss)		205,272
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Affiliated issuers	24,328,497
Total change in net unrealized appreciation (depreciation)		24,328,497
Net gain (loss)		24,533,769
Net increase (decrease) in net assets resulting from operations		$25,942,261

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Year ended March 31, 2021	For the period June 28, 2019 (commencement of operations) to March 31, 2020
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$1,408,492	$260,150
Net realized gain (loss)	205,272	144,613
Change in net unrealized appreciation (depreciation)	24,328,497	(4,348,032)
Net increase (decrease) in net assets resulting from operations	25,942,261	(3,943,269)
Distributions to shareholders	(1,821,588)	(284,073)
Share transactions - net increase (decrease)	133,890,708	29,486,608
Total increase (decrease) in net assets	158,011,381	25,259,266
Net Assets
Beginning of period	25,259,266	–
End of period	$183,270,647	$25,259,266

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Freedom Index 2065 Fund Investor Class

Years ended March 31,	2021	2020 A
Selected Per–Share Data
Net asset value, beginning of period	$8.60	$10.00
Income from Investment Operations
Net investment income (loss)B	.12	.25
Net realized and unrealized gain (loss)	4.15	(1.43)
Total from investment operations	4.27	(1.18)
Distributions from net investment income	(.15)	(.19)
Distributions from net realized gain	(.07)	(.02)
Total distributions	(.22)	(.22)C
Net asset value, end of period	$12.65	$8.60
Total ReturnD	49.88%	(12.24)%
Ratios to Average Net AssetsE,F
Expenses before reductions	.12%	.12%G
Expenses net of fee waivers, if any	.12%	.12%G
Expenses net of all reductions	.12%	.12%G
Net investment income (loss)	1.04%	3.25%G
Supplemental Data
Net assets, end of period (000 omitted)	$86,437	$15,363
Portfolio turnover rateH	33%	103%G

 A For the period June 28, 2019 (commencement of operations) to March 31, 2020.

 B Calculated based on average shares outstanding during the period.

 C Total distributions per share do not sum due to rounding.

 D Total returns for periods of less than one year are not annualized.

 E Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 G Annualized

 H Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom Index 2065 Fund Institutional Premium Class

Years ended March 31,	2021	2020 A
Selected Per–Share Data
Net asset value, beginning of period	$8.60	$10.00
Income from Investment Operations
Net investment income (loss)B	.12	.25
Net realized and unrealized gain (loss)	4.15	(1.43)
Total from investment operations	4.27	(1.18)
Distributions from net investment income	(.15)	(.19)
Distributions from net realized gain	(.07)	(.02)
Total distributions	(.22)	(.22)C
Net asset value, end of period	$12.65	$8.60
Total ReturnD	49.92%	(12.23)%
Ratios to Average Net AssetsE,F
Expenses before reductions	.08%	.08%G
Expenses net of fee waivers, if any	.08%	.08%G
Expenses net of all reductions	.08%	.08%G
Net investment income (loss)	1.08%	3.29%G
Supplemental Data
Net assets, end of period (000 omitted)	$66,985	$9,896
Portfolio turnover rateH	33%	103%G

 A For the period June 28, 2019 (commencement of operations) to March 31, 2020.

 B Calculated based on average shares outstanding during the period.

 C Total distributions per share do not sum due to rounding.

 D Total returns for periods of less than one year are not annualized.

 E Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 G Annualized

 H Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom Index 2065 Fund Premier Class

Years ended March 31,	2021 A
Selected Per–Share Data
Net asset value, beginning of period	$9.99
Income from Investment Operations
Net investment income (loss)B	.59
Net realized and unrealized gain (loss)	2.25
Total from investment operations	2.84
Distributions from net investment income	(.15)
Distributions from net realized gain	(.03)
Total distributions	(.18)
Net asset value, end of period	$12.65
Total ReturnC	28.47%
Ratios to Average Net AssetsD,E
Expenses before reductions	.06%F
Expenses net of fee waivers, if any	.06%F
Expenses net of all reductions	.06%F
Net investment income (loss)	6.34%F
Supplemental Data
Net assets, end of period (000 omitted)	$29,849
Portfolio turnover rateG	33%

 A For the period June 24, 2020 (commencement of sale of shares) to March 31, 2021.

 B Calculated based on average shares outstanding during the period.

 C Total returns for periods of less than one year are not annualized.

 D Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 F Annualized

 G Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements

For the period ended March 31, 2021

1. Organization.

Fidelity Freedom Index Income Fund, Fidelity Freedom Index 2005 Fund, Fidelity Freedom Index 2010 Fund, Fidelity Freedom Index 2015 Fund, Fidelity Freedom Index 2020 Fund, Fidelity Freedom Index 2025 Fund, Fidelity Freedom Index 2030 Fund, Fidelity Freedom Index 2035 Fund, Fidelity Freedom Index 2040 Fund, Fidelity Freedom Index 2045 Fund, Fidelity Freedom Index 2050 Fund, Fidelity Freedom Index 2055 Fund, Fidelity Freedom Index 2060 Fund and Fidelity Freedom Index 2065 Fund (the Funds) are funds of Fidelity Aberdeen Street Trust (the Trust). The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Delaware statutory trust. Each Fund is authorized to issue an unlimited number of shares. Each Fund offers Investor Class, Institutional Premium Class and Premier Class shares, each of which has equal rights as to assets and voting privileges. Premier Class commenced sale of shares on June 24, 2020. Each class has exclusive voting rights with respect to matters that affect that class.

2. Investments in Fidelity Central Funds.

The Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Funds' Schedules of Investments list each of the Fidelity Central Funds held as of period end, if any, as an investment of each Fund, but do not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, each Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date ranged from less than .005% to .01%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds, which are not covered by the Funds' Report of Independent Registered Public Accounting Firm, are available on the SEC website or upon request.

3. Significant Accounting Policies.

Each Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. Each Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds (ETFs) but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of each Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Each Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value each Fund's investments by major category are as follows. Investments in open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Investment Transactions and Income. For financial reporting purposes, the Funds' investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Income and capital gain distributions from any underlying mutual funds or exchange-traded funds (ETFs) are recorded on the ex-dividend date.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of each Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of each Fund. Each class differs with respect to fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of each Fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds (ETFs). Although not included in each Fund's expenses, each Fund indirectly bears its proportionate share of any underlying mutual funds or exchange-traded funds (ETFs) expenses through the impact of these expenses on each underlying mutual fund's or exchange-traded fund's (ETFs) NAV. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan) for certain Funds, certain independent Trustees have elected to defer receipt of a portion of their annual compensation. Deferred amounts are invested in affiliated mutual funds, are marked-to-market and remain in a fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees presented below are included in the accompanying Statement of Assets and Liabilities in other receivables and other payables and accrued expenses, as applicable.

Fidelity Freedom Index 2030 Fund	$2,193

Income Tax Information and Distributions to Shareholders. Each year, each Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. As of March 31, 2021, each Fund did not have any unrecognized tax benefits in the financial statements; nor is each Fund aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. Each Fund files a U.S. federal tax return, in addition to state and local tax returns as required. Each Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to the short-term gain distributions from the underlying mutual funds or exchange-traded funds (ETFs) and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows for each Fund:

	Tax cost	Gross unrealized appreciation	Gross unrealized depreciation	Net unrealized appreciation (depreciation)
Fidelity Freedom Index Income Fund	$953,846,192	$56,872,254	$(13,541,792)	$43,330,462
Fidelity Freedom Index 2005 Fund	237,140,543	19,736,890	(2,634,265)	17,102,625
Fidelity Freedom Index 2010 Fund	789,819,793	91,254,793	(6,993,715)	84,261,078
Fidelity Freedom Index 2015 Fund	1,904,788,200	260,991,512	(17,525,420)	243,466,092
Fidelity Freedom Index 2020 Fund	6,559,304,636	1,041,393,948	(61,810,424)	979,583,524
Fidelity Freedom Index 2025 Fund	9,550,190,263	1,510,778,839	(104,505,981)	1,406,272,858
Fidelity Freedom Index 2030 Fund	11,184,824,674	2,007,494,672	(119,644,519)	1,887,850,153
Fidelity Freedom Index 2035 Fund	8,913,733,496	1,820,438,703	(87,907,331)	1,732,531,372
Fidelity Freedom Index 2040 Fund	8,681,071,746	2,022,360,986	(62,803,816)	1,959,557,170
Fidelity Freedom Index 2045 Fund	6,717,077,499	1,484,186,907	(49,551,056)	1,434,635,851
Fidelity Freedom Index 2050 Fund	6,039,313,739	1,347,388,915	(44,919,810)	1,302,469,105
Fidelity Freedom Index 2055 Fund	3,418,591,537	693,930,227	(26,472,273)	667,457,954
Fidelity Freedom Index 2060 Fund	1,377,805,549	263,394,148	(11,084,721)	252,309,427
Fidelity Freedom Index 2065 Fund	163,752,213	21,000,376	(1,470,955)	19,529,421

The tax-based components of distributable earnings as of period end were as follows for each Fund:

	Undistributed ordinary income	Undistributed long-term capital gain	Net unrealized appreciation (depreciation) on securities and other investments
Fidelity Freedom Index Income Fund	$1,653,253	$3,262,393	$43,330,462
Fidelity Freedom Index 2005 Fund	687,512	1,499,097	17,102,625
Fidelity Freedom Index 2010 Fund	2,267,268	8,263,946	84,261,078
Fidelity Freedom Index 2015 Fund	5,607,701	13,423,361	243,466,092
Fidelity Freedom Index 2020 Fund	17,726,475	40,757,878	979,583,524
Fidelity Freedom Index 2025 Fund	21,724,171	36,719,437	1,406,272,858
Fidelity Freedom Index 2030 Fund	24,535,842	44,195,133	1,887,850,153
Fidelity Freedom Index 2035 Fund	8,612,395	32,293,292	1,732,531,372
Fidelity Freedom Index 2040 Fund	4,794,215	31,452,286	1,959,557,170
Fidelity Freedom Index 2045 Fund	2,234,875	22,904,415	1,434,635,851
Fidelity Freedom Index 2050 Fund	3,406,376	20,878,163	1,302,469,105
Fidelity Freedom Index 2055 Fund	817,357	10,828,973	667,457,954
Fidelity Freedom Index 2060 Fund	351,249	4,199,070	252,309,427
Fidelity Freedom Index 2065 Fund	17,944	345,966	19,529,421

The tax character of distributions paid was as follows:

March 31, 2021
	Ordinary Income	Long-term Capital Gains	Total
Fidelity Freedom Index Income Fund	$15,038,006	$2,346,771	$17,384,777
Fidelity Freedom Index 2005 Fund	4,509,978	949,514	5,459,492
Fidelity Freedom Index 2010 Fund	17,243,995	4,267,778	21,511,773
Fidelity Freedom Index 2015 Fund	40,855,832	11,600,355	52,456,187
Fidelity Freedom Index 2020 Fund	142,448,517	35,936,351	178,384,868
Fidelity Freedom Index 2025 Fund	190,228,325	36,769,145	226,997,470
Fidelity Freedom Index 2030 Fund	227,350,731	46,511,322	273,862,053
Fidelity Freedom Index 2035 Fund	165,789,771	26,757,833	192,547,604
Fidelity Freedom Index 2040 Fund	164,016,123	17,057,200	181,073,323
Fidelity Freedom Index 2045 Fund	120,224,537	11,121,553	131,346,090
Fidelity Freedom Index 2050 Fund	109,788,546	9,867,858	119,656,404
Fidelity Freedom Index 2055 Fund	56,445,213	4,223,034	60,668,247
Fidelity Freedom Index 2060 Fund	21,418,348	1,324,359	22,742,707
Fidelity Freedom Index 2065 Fund	1,765,827	55,761	1,821,588

March 31, 2020
	Ordinary Income	Long-term Capital Gains	Total
Fidelity Freedom Index Income Fund	$12,335,612	$22,921,003	$35,256,615
Fidelity Freedom Index 2005 Fund	4,283,965	12,092,376	16,376,341
Fidelity Freedom Index 2010 Fund	15,861,478	83,399,713	99,261,191
Fidelity Freedom Index 2015 Fund	40,561,627	220,534,163	261,095,790
Fidelity Freedom Index 2020 Fund	143,245,871	719,263,775	862,509,646
Fidelity Freedom Index 2025 Fund	170,960,458	656,648,013	827,608,471
Fidelity Freedom Index 2030 Fund	205,496,207	964,003,606	1,169,499,813
Fidelity Freedom Index 2035 Fund	155,074,604	677,107,758	832,182,362
Fidelity Freedom Index 2040 Fund	151,247,752	777,441,718	928,689,470
Fidelity Freedom Index 2045 Fund	108,865,885	428,947,894	537,813,779
Fidelity Freedom Index 2050 Fund	95,298,846	393,562,480	488,861,326
Fidelity Freedom Index 2055 Fund	45,825,726	115,109,144	160,934,870
Fidelity Freedom Index 2060 Fund	15,177,886	20,183,815	35,361,701
Fidelity Freedom Index 2065 Fund(a)	284,073	–	284,073

 (a) For the period June 28, 2019 (commencement of operations) to March 31, 2020.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Freedom Index Income Fund	654,038,635	259,143,336
Fidelity Freedom Index 2005 Fund	131,741,700	73,181,197
Fidelity Freedom Index 2010 Fund	311,159,521	216,058,843
Fidelity Freedom Index 2015 Fund	835,795,757	563,286,463
Fidelity Freedom Index 2020 Fund	2,789,023,391	1,808,146,644
Fidelity Freedom Index 2025 Fund	4,835,789,722	2,201,395,090
Fidelity Freedom Index 2030 Fund	5,656,631,615	2,703,345,471
Fidelity Freedom Index 2035 Fund	4,688,863,307	1,853,922,269
Fidelity Freedom Index 2040 Fund	4,172,743,272	1,550,373,119
Fidelity Freedom Index 2045 Fund	3,580,714,711	1,124,685,519
Fidelity Freedom Index 2050 Fund	3,207,099,585	1,017,678,902
Fidelity Freedom Index 2055 Fund	2,162,146,660	570,988,519
Fidelity Freedom Index 2060 Fund	969,544,781	247,490,668
Fidelity Freedom Index 2065 Fund	161,439,813	27,400,580

5. Fees and Other Transactions with Affiliates.

Management Fee and Expense Contract. Fidelity Management & Research Company LLC (the investment adviser) provides the Funds with investment management related services. Under the management contract, Investor Class, Institutional Premium Class and Premier Class of each Fund pays an all-inclusive monthly management fee at an annual rate of .12%, .08% and .06% of class-level average net assets, respectively. Under the management contract, each Fund's investment adviser pays all ordinary operating expenses of the Fund, except fees and expenses of the independent Trustees and certain miscellaneous expenses such as interest expense. In addition, under the expense contract, total expenses, including acquired fund fees and expenses, are limited to an annual rate of .12%, .08% and .06% of class-level average net assets for Investor Class, Institutional Premium Class and Premier Class, respectively, with certain exceptions.

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

Prior Fiscal Year Reallocation of Underlying Fund Investments. During the prior period, the investment adviser reallocated investments of the Funds. This involved taxable redemptions of the Funds' interest in Fidelity Total Market Index Fund and Fidelity U.S. Bond Index Fund, ("selected Underlying Funds") for investments and cash and non-taxable exchanges of those investments and cash for shares of Fidelity Series Total Market Index Fund and Fidelity Series Bond Index Fund which are affiliated investment companies managed by FMR.

Details of these transactions with the net related gain (loss) for the Funds are presented in the accompanying table:

	Value of Investments and Cash reallocated	Net realized Gain (Loss) on redemptions of selected Underlying Funds
Fidelity Freedom Index Income Fund	$218,412,508	$25,101,668
Fidelity Freedom Index 2005 Fund	81,970,344	12,946,773
Fidelity Freedom Index 2010 Fund	373,843,569	85,091,106
Fidelity Freedom Index 2015 Fund	909,878,073	226,937,658
Fidelity Freedom Index 2020 Fund	3,206,030,369	747,888,141
Fidelity Freedom Index 2025 Fund	3,543,130,352	702,315,933
Fidelity Freedom Index 2030 Fund	4,481,892,247	1,012,873,985
Fidelity Freedom Index 2035 Fund	3,025,684,861	718,735,210
Fidelity Freedom Index 2040 Fund	3,050,323,715	814,304,613
Fidelity Freedom Index 2045 Fund	1,992,194,336	460,669,562
Fidelity Freedom Index 2050 Fund	1,795,538,416	419,886,749
Fidelity Freedom Index 2055 Fund	764,549,977	130,909,463
Fidelity Freedom Index 2060 Fund	228,003,007	25,706,405

Other. During the period, the investment adviser reimbursed certain Funds for certain losses, which are included in Net Realized Gain (Loss) in each Fund's accompanying Statement of Operations, as follows:

Fidelity Freedom Index Income Fund	$27,086
Fidelity Freedom Index 2005 Fund	10,306
Fidelity Freedom Index 2010 Fund	5,828
Fidelity Freedom Index 2020 Fund	1,468
Fidelity Freedom Index 2025 Fund	105
Fidelity Freedom Index 2060 Fund	4

6. Expense Reductions.

Through arrangements with each applicable Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce each applicable Fund's or class' expenses. All of the applicable expense reductions are noted in the table below.

Custodian credits
Fidelity Freedom Index Income Fund	$4
Fidelity Freedom Index 2005 Fund	92
Fidelity Freedom Index 2010 Fund	1
Fidelity Freedom Index 2015 Fund	2
Fidelity Freedom Index 2020 Fund	8
Fidelity Freedom Index 2025 Fund	11
Fidelity Freedom Index 2030 Fund	17
Fidelity Freedom Index 2035 Fund	13
Fidelity Freedom Index 2040 Fund	11
Fidelity Freedom Index 2045 Fund	10
Fidelity Freedom Index 2050 Fund	8
Fidelity Freedom Index 2055 Fund	4
Fidelity Freedom Index 2060 Fund	1

7. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Year ended March 31, 2021 (a)	Year ended March 31, 2020
Fidelity Freedom Index Income Fund
Distributions to shareholders
Investor Class	$8,412,828	$17,666,253
Institutional Premium Class	7,708,099	17,590,362
Premier Class	1,263,850	–
Total	$17,384,777	$35,256,615
Fidelity Freedom Index 2005 Fund
Distributions to shareholders
Investor Class	$3,094,696	$8,860,842
Institutional Premium Class	2,342,566	7,515,499
Premier Class	22,230	–
Total	$5,459,492	$16,376,341
Fidelity Freedom Index 2010 Fund
Distributions to shareholders
Investor Class	$11,290,367	$50,445,337
Institutional Premium Class	10,170,590	48,815,854
Premier Class	50,816	–
Total	$21,511,773	$99,261,191
Fidelity Freedom Index 2015 Fund
Distributions to shareholders
Investor Class	$29,570,606	$150,081,688
Institutional Premium Class	19,997,848	111,014,102
Premier Class	2,887,733	–
Total	$52,456,187	$261,095,790
Fidelity Freedom Index 2020 Fund
Distributions to shareholders
Investor Class	$85,208,069	$417,629,721
Institutional Premium Class	84,177,868	444,879,925
Premier Class	8,998,931	–
Total	$178,384,868	$862,509,646
Fidelity Freedom Index 2025 Fund
Distributions to shareholders
Investor Class	$115,896,659	$444,095,411
Institutional Premium Class	97,430,146	383,513,060
Premier Class	13,670,665	–
Total	$226,997,470	$827,608,471
Fidelity Freedom Index 2030 Fund
Distributions to shareholders
Investor Class	$126,312,338	$560,258,274
Institutional Premium Class	130,580,791	609,241,539
Premier Class	16,968,924	–
Total	$273,862,053	$1,169,499,813
Fidelity Freedom Index 2035 Fund
Distributions to shareholders
Investor Class	$94,053,841	$439,847,190
Institutional Premium Class	82,015,645	392,335,172
Premier Class	16,478,118	–
Total	$192,547,604	$832,182,362
Fidelity Freedom Index 2040 Fund
Distributions to shareholders
Investor Class	$77,259,320	$416,481,373
Institutional Premium Class	87,999,856	512,208,097
Premier Class	15,814,147	–
Total	$181,073,323	$928,689,470
Fidelity Freedom Index 2045 Fund
Distributions to shareholders
Investor Class	$58,856,169	$259,811,525
Institutional Premium Class	57,739,290	278,002,254
Premier Class	14,750,631	–
Total	$131,346,090	$537,813,779
Fidelity Freedom Index 2050 Fund
Distributions to shareholders
Investor Class	$51,192,283	$219,556,646
Institutional Premium Class	54,421,670	269,304,680
Premier Class	14,042,451	–
Total	$119,656,404	$488,861,326
Fidelity Freedom Index 2055 Fund
Distributions to shareholders
Investor Class	$29,441,694	$88,522,571
Institutional Premium Class	25,548,688	72,412,299
Premier Class	5,677,865	–
Total	$60,668,247	$160,934,870
Fidelity Freedom Index 2060 Fund
Distributions to shareholders
Investor Class	$11,318,290	$20,175,405
Institutional Premium Class	9,224,021	15,186,296
Premier Class	2,200,396	–
Total	$22,742,707	$35,361,701
Fidelity Freedom Index 2065 Fund
Distributions to shareholders
Investor Class	$841,482	$180,525(b)
Institutional Premium Class	687,282	103,548(b)
Premier Class	292,824	–
Total	$1,821,588	$284,073(b)

 (a) Distributions for Premier Class are for the period June 24, 2020 (commencement of sale of shares) to March 31, 2021.

 (b) For the period June 28, 2019 (commencement of operations) to March 31, 2020.

8. Share Transactions.

Share transactions for each class were as follows and may contain automatic conversions between classes or exchanges between affiliated funds:

	Shares	Shares	Dollars	Dollars
	Year ended March 31, 2021 (a)	Year endedMarch 31, 2020	Year ended March 31, 2021 (a)	Year endedMarch 31, 2020
Fidelity Freedom Index Income Fund
Investor Class
Shares sold	25,346,654	18,120,724	$313,022,247	$219,403,823
Reinvestment of distributions	669,162	1,469,229	8,284,732	17,534,254
Shares redeemed	(12,670,498)	(9,233,820)	(156,674,466)	(111,322,254)
Net increase (decrease)	13,345,318	10,356,133	$164,632,513	$125,615,823
Institutional Premium Class
Shares sold	22,139,554	13,649,257	$274,262,737	$166,135,867
Reinvestment of distributions	624,286	1,476,450	7,707,999	17,590,362
Shares redeemed	(13,644,960)	(6,800,570)	(169,112,774)	(82,024,088)
Net increase (decrease)	9,118,880	8,325,137	$112,857,962	$101,702,141
Premier Class
Shares sold	10,271,674	–	$127,086,326	$–
Reinvestment of distributions	100,652	–	1,263,850	–
Shares redeemed	(924,567)	–	(11,595,922)	–
Net increase (decrease)	9,447,759	–	$116,754,254	$–
Fidelity Freedom Index 2005 Fund
Investor Class
Shares sold	5,948,859	4,924,110	$80,804,523	$66,250,577
Reinvestment of distributions	224,144	671,288	3,069,159	8,777,977
Shares redeemed	(3,445,237)	(3,094,720)	(46,986,744)	(41,136,366)
Net increase (decrease)	2,727,766	2,500,678	$36,886,938	$33,892,188
Institutional Premium Class
Shares sold	5,645,336	3,424,758	$76,755,285	$46,049,333
Reinvestment of distributions	171,436	574,632	2,342,563	7,515,499
Shares redeemed	(4,736,494)	(2,139,680)	(64,741,537)	(28,634,292)
Net increase (decrease)	1,080,278	1,859,710	$14,356,311	$24,930,540
Premier Class
Shares sold	600,224	–	$8,328,392	$–
Reinvestment of distributions	1,599	–	22,230	–
Shares redeemed	(44,365)	–	(613,549)	–
Net increase (decrease)	557,458	–	$7,737,073	$–
Fidelity Freedom Index 2010 Fund
Investor Class
Shares sold	14,253,379	15,052,440	$194,656,950	$211,651,492
Reinvestment of distributions	815,639	3,817,404	11,194,136	50,115,867
Shares redeemed	(9,852,689)	(8,117,951)	(134,317,265)	(111,527,911)
Net increase (decrease)	5,216,329	10,751,893	$71,533,821	$150,239,448
Institutional Premium Class
Shares sold	12,764,960	8,143,448	$175,013,482	$114,584,658
Reinvestment of distributions	740,911	3,716,766	10,170,483	48,815,854
Shares redeemed	(12,005,791)	(7,536,761)	(166,079,070)	(105,046,402)
Net increase (decrease)	1,500,080	4,323,453	$19,104,895	$58,354,110
Premier Class
Shares sold	634,183	–	$8,936,506	$–
Reinvestment of distributions	3,609	–	50,816	–
Shares redeemed	(98,674)	–	(1,390,529)	–
Net increase (decrease)	539,118	–	$7,596,793	$–
Fidelity Freedom Index 2015 Fund
Investor Class
Shares sold	30,386,441	32,650,717	$439,572,501	$488,524,806
Reinvestment of distributions	2,006,976	10,761,105	29,308,339	149,342,418
Shares redeemed	(22,842,196)	(21,601,220)	(330,139,338)	(311,808,556)
Net increase (decrease)	9,551,221	21,810,602	$138,741,502	$326,058,668
Institutional Premium Class
Shares sold	23,158,561	19,750,349	$338,139,301	$295,971,928
Reinvestment of distributions	1,376,153	7,998,029	19,997,502	111,014,102
Shares redeemed	(25,524,261)	(14,110,815)	(370,171,600)	(209,056,900)
Net increase (decrease)	(989,547)	13,637,563	$(12,034,797)	$197,929,130
Premier Class
Shares sold	11,490,600	–	$166,710,022	$–
Reinvestment of distributions	192,131	–	2,887,733	–
Shares redeemed	(1,014,112)	–	(15,254,846)	–
Net increase (decrease)	10,668,619	–	$154,342,909	$–
Fidelity Freedom Index 2020 Fund
Investor Class
Shares sold	93,262,515	102,815,807	$1,457,966,429	$1,641,767,048
Reinvestment of distributions	5,341,510	27,838,228	84,421,816	415,616,368
Shares redeemed	(67,103,425)	(64,016,969)	(1,042,246,096)	(984,924,209)
Net increase (decrease)	31,500,600	66,637,066	$500,142,149	$1,072,459,207
Institutional Premium Class
Shares sold	92,762,476	68,537,330	$1,462,317,439	$1,095,334,629
Reinvestment of distributions	5,347,730	29,811,951	84,177,292	444,879,925
Shares redeemed	(99,086,681)	(53,905,551)	(1,560,326,361)	(846,332,626)
Net increase (decrease)	(976,475)	44,443,730	$(13,831,630)	$693,881,928
Premier Class
Shares sold	35,288,761	–	$554,902,192	$–
Reinvestment of distributions	550,393	–	8,998,931	–
Shares redeemed	(2,787,832)	–	(45,573,915)	–
Net increase (decrease)	33,051,322	–	$518,327,208	$–
Fidelity Freedom Index 2025 Fund
Investor Class
Shares sold	136,881,080	129,762,256	$2,374,070,380	$2,229,728,790
Reinvestment of distributions	6,533,424	26,833,336	115,155,009	442,284,847
Shares redeemed	(80,881,962)	(59,889,712)	(1,389,266,714)	(991,693,745)
Net increase (decrease)	62,532,542	96,705,880	$1,099,958,675	$1,680,319,892
Institutional Premium Class
Shares sold	123,878,730	79,710,153	$2,166,148,471	$1,368,255,120
Reinvestment of distributions	5,535,115	23,265,479	97,428,286	383,508,004
Shares redeemed	(89,951,270)	(39,002,808)	(1,569,492,319)	(656,237,606)
Net increase (decrease)	39,462,575	63,972,824	$694,084,438	$1,095,525,518
Premier Class
Shares sold	50,993,626	–	$888,752,718	$–
Reinvestment of distributions	749,488	–	13,670,665	–
Shares redeemed	(2,479,402)	–	(45,269,946)	–
Net increase (decrease)	49,263,712	–	$857,153,437	$–
Fidelity Freedom Index 2030 Fund
Investor Class
Shares sold	137,199,675	131,157,768	$2,474,790,896	$2,360,809,797
Reinvestment of distributions	6,837,869	32,671,366	125,630,168	558,493,424
Shares redeemed	(78,751,753)	(57,645,518)	(1,400,723,236)	(996,847,484)
Net increase (decrease)	65,285,791	106,183,616	$1,199,697,828	$1,922,455,737
Institutional Premium Class
Shares sold	139,414,801	87,060,673	$2,527,931,635	$1,564,921,464
Reinvestment of distributions	7,124,570	35,635,273	130,562,601	609,241,539
Shares redeemed	(106,014,008)	(40,732,758)	(1,924,035,828)	(720,913,670)
Net increase (decrease)	40,525,363	81,963,188	$734,458,408	$1,453,249,333
Premier Class
Shares sold	58,502,186	–	$1,058,670,090	$–
Reinvestment of distributions	890,757	–	16,968,924	–
Shares redeemed	(1,872,075)	–	(35,643,270)	–
Net increase (decrease)	57,520,868	–	$1,039,995,744	$–
Fidelity Freedom Index 2035 Fund
Investor Class
Shares sold	106,155,011	100,117,537	$2,067,431,912	$1,909,862,090
Reinvestment of distributions	4,673,438	23,788,624	93,610,468	437,257,451
Shares redeemed	(58,991,939)	(41,863,894)	(1,126,333,179)	(767,948,063)
Net increase (decrease)	51,836,510	82,042,267	$1,034,709,201	$1,579,171,478
Institutional Premium Class
Shares sold	106,175,355	64,780,160	$2,077,170,449	$1,236,729,019
Reinvestment of distributions	4,099,741	21,343,218	82,015,174	392,335,171
Shares redeemed	(72,419,322)	(26,541,395)	(1,407,709,200)	(500,176,465)
Net increase (decrease)	37,855,774	59,581,983	$751,476,423	$1,128,887,725
Premier Class
Shares sold	55,493,567	–	$1,078,127,048	$–
Reinvestment of distributions	793,362	–	16,478,118	–
Shares redeemed	(2,038,178)	–	(42,393,195)	–
Net increase (decrease)	54,248,751	–	$1,052,211,971	$–
Fidelity Freedom Index 2040 Fund
Investor Class
Shares sold	94,239,000	83,553,714	$1,822,185,978	$1,588,674,345
Reinvestment of distributions	3,838,014	22,780,078	76,912,604	415,500,499
Shares redeemed	(51,889,838)	(33,736,635)	(983,958,035)	(621,941,422)
Net increase (decrease)	46,187,176	72,597,157	$915,140,547	$1,382,233,422
Institutional Premium Class
Shares sold	108,007,290	68,827,317	$2,095,546,770	$1,316,598,156
Reinvestment of distributions	4,401,671	28,080,522	87,992,005	512,208,096
Shares redeemed	(79,690,325)	(28,428,229)	(1,543,658,400)	(535,694,750)
Net increase (decrease)	32,718,636	68,479,610	$639,880,375	$1,293,111,502
Premier Class
Shares sold	56,442,508	–	$1,088,598,987	$–
Reinvestment of distributions	760,296	–	15,814,147	–
Shares redeemed	(1,954,958)	–	(40,641,374)	–
Net increase (decrease)	55,247,846	–	$1,063,771,760	$–
Fidelity Freedom Index 2045 Fund
Investor Class
Shares sold	78,456,124	63,421,127	$1,578,786,867	$1,226,419,370
Reinvestment of distributions	2,810,714	13,723,152	58,613,839	259,452,300
Shares redeemed	(38,311,512)	(23,283,486)	(755,400,376)	(439,883,432)
Net increase (decrease)	42,955,326	53,860,793	$882,000,330	$1,045,988,238
Institutional Premium Class
Shares sold	80,174,675	53,748,851	$1,614,383,345	$1,045,817,692
Reinvestment of distributions	2,775,034	14,696,143	57,738,665	278,002,254
Shares redeemed	(55,359,004)	(19,843,917)	(1,103,709,815)	(384,135,477)
Net increase (decrease)	27,590,705	48,601,077	$568,412,195	$939,684,469
Premier Class
Shares sold	51,429,572	–	$1,028,148,325	$–
Reinvestment of distributions	683,216	–	14,750,631	–
Shares redeemed	(1,956,312)	–	(42,345,894)	–
Net increase (decrease)	50,156,476	–	$1,000,553,062	$–
Fidelity Freedom Index 2050 Fund
Investor Class
Shares sold	71,868,741	53,145,751	$1,444,342,389	$1,033,288,905
Reinvestment of distributions	2,438,984	11,562,991	50,991,252	219,075,876
Shares redeemed	(32,705,269)	(19,380,962)	(647,275,602)	(370,970,702)
Net increase (decrease)	41,602,456	45,327,780	$848,058,039	$881,394,079
Institutional Premium Class
Shares sold	73,054,143	52,529,880	$1,470,085,092	$1,026,003,180
Reinvestment of distributions	2,613,494	14,213,900	54,420,683	269,304,680
Shares redeemed	(55,592,305)	(19,354,064)	(1,111,340,338)	(377,307,633)
Net increase (decrease)	20,075,332	47,389,716	$413,165,437	$918,000,227
Premier Class
Shares sold	47,561,412	–	$950,165,124	$–
Reinvestment of distributions	649,212	–	14,042,451	–
Shares redeemed	(1,859,530)	–	(40,368,978)	–
Net increase (decrease)	46,351,094	–	$923,838,597	$–
Fidelity Freedom Index 2055 Fund
Investor Class
Shares sold	60,294,518	42,884,949	$997,100,585	$666,320,479
Reinvestment of distributions	1,697,472	5,686,429	29,307,832	88,362,601
Shares redeemed	(24,863,112)	(12,997,316)	(404,066,375)	(199,707,499)
Net increase (decrease)	37,128,878	35,574,062	$622,342,042	$554,975,581
Institutional Premium Class
Shares sold	53,569,338	28,059,146	$890,672,417	$435,730,475
Reinvestment of distributions	1,479,045	4,654,087	25,548,115	72,412,299
Shares redeemed	(22,044,549)	(9,792,532)	(367,166,898)	(152,990,179)
Net increase (decrease)	33,003,834	22,920,701	$549,053,634	$355,152,595
Premier Class
Shares sold	25,605,310	–	$425,920,576	$–
Reinvestment of distributions	319,340	–	5,677,865	–
Shares redeemed	(877,791)	–	(15,547,713)	–
Net increase (decrease)	25,046,859	–	$416,050,728	$–
Fidelity Freedom Index 2060 Fund
Investor Class
Shares sold	32,693,069	22,506,868	$460,071,253	$288,991,465
Reinvestment of distributions	767,367	1,529,667	11,260,566	20,098,123
Shares redeemed	(11,895,916)	(6,557,512)	(164,560,792)	(83,505,195)
Net increase (decrease)	21,564,520	17,479,023	$306,771,027	$225,584,393
Institutional Premium Class
Shares sold	28,910,560	14,972,083	$407,106,862	$192,006,294
Reinvestment of distributions	628,065	1,154,934	9,223,907	15,184,958
Shares redeemed	(11,790,585)	(4,548,333)	(167,666,933)	(58,476,712)
Net increase (decrease)	17,748,040	11,578,684	$248,663,836	$148,714,540
Premier Class
Shares sold	12,065,324	–	$170,264,870	$–
Reinvestment of distributions	146,206	–	2,200,396	–
Shares redeemed	(512,013)	–	(7,632,766)	–
Net increase (decrease)	11,699,517	–	$164,832,500	$–
Fidelity Freedom Index 2065 Fund
Investor Class
Shares sold	6,702,671	2,682,829(b)	$77,518,102	$27,307,154(b)
Reinvestment of distributions	70,990	16,987(b)	835,966	180,404(b)
Shares redeemed	(1,726,561)	(913,567)(b)	(19,269,585)	(9,606,396)(b)
Net increase (decrease)	5,047,100	1,786,249(b)	$59,084,483	$17,881,162(b)
Institutional Premium Class
Shares sold	5,635,986	1,235,896(b)	$64,631,807	$12,464,580(b)
Reinvestment of distributions	58,293	9,750(b)	687,080	103,548(b)
Shares redeemed	(1,550,917)	(95,266)(b)	(17,468,608)	(962,682)(b)
Net increase (decrease)	4,143,362	1,150,380(b)	$47,850,279	$11,605,446(b)
Premier Class
Shares sold	2,505,372	–	$28,691,071	$–
Reinvestment of distributions	24,121	–	292,824	–
Shares redeemed	(170,197)	–	(2,027,949)	–
Net increase (decrease)	2,359,296	–	$26,955,946	$–

 (a) Share transactions for Premier Class are for the period June 24, 2020 (commencement of sale of shares) to March 31, 2021.

 (b) For the period June 28, 2019 (commencement of operations) to March 31, 2020.

9. Other.

The Funds' organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Funds. In the normal course of business, the Funds may also enter into contracts that provide general indemnifications. The Funds' maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Funds. The risk of material loss from such claims is considered remote.

The Funds do not invest in underlying mutual funds for the purpose of exercising management or control; however, investments by the Funds within their principal investment strategies may represent a significant portion of the underlying mutual fund's net assets. At the end of the period, the following Funds were the owners of record of 10% or more of the total outstanding shares of the following underlying mutual funds.

Fund	Fidelity Freedom Index 2020 Fund	Fidelity Freedom Index 2025 Fund	Fidelity Freedom Index 2030 Fund	Fidelity Freedom Index 2035 Fund	Fidelity Freedom Index 2040 Fund	Fidelity Freedom Index 2045 Fund	Fidelity Freedom Index 2050 Fund
Fidelity Series Bond Index Fund	14%	19%	21%	10%	-	-	-
Fidelity Series Global ex U.S. Index Fund	-	10%	14%	14%	16%	12%	11%
Fidelity Series Treasury Bill Index Fund	19%	17%	-	-	-	-	-
Fidelity Series Total Market Index Fund	-	10%	14%	14%	16%	12%	11%

The Funds, in aggregate, were the owners of record of more than 20% of the total outstanding shares of the following underlying mutual funds.

Fund	% of shares held
Fidelity Series Bond Index Fund	87%
Fidelity Series Global ex U.S. Index Fund	93%
Fidelity Series Long-Term Treasury Bond Index Fund	24%
Fidelity Series Treasury Bill Index Fund	62%
Fidelity Series Total Market Index Fund	93%

10. Coronavirus (COVID-19) Pandemic.

An outbreak of COVID-19 first detected in China during December 2019 has since spread globally and was declared a pandemic by the World Health Organization during March 2020. Developments that disrupt global economies and financial markets, such as the COVID-19 pandemic, may magnify factors that affect the Funds' performance.

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of Fidelity Aberdeen Street Trust and the Shareholders of Fidelity Freedom Index Income Fund, Fidelity Freedom Index 2005 Fund, Fidelity Freedom Index 2010 Fund, Fidelity Freedom Index 2015 Fund, Fidelity Freedom Index 2020 Fund, Fidelity Freedom Index 2025 Fund, Fidelity Freedom Index 2030 Fund, Fidelity Freedom Index 2035 Fund, Fidelity Freedom Index 2040 Fund, Fidelity Freedom Index 2045 Fund, Fidelity Freedom Index 2050 Fund, Fidelity Freedom Index 2055 Fund, Fidelity Freedom Index 2060 Fund and Fidelity Freedom Index 2065 Fund

Opinion on the Financial Statements and Financial Highlights

We have audited the accompanying statements of assets and liabilities of Fidelity Freedom Index Income Fund, Fidelity Freedom Index 2005 Fund, Fidelity Freedom Index 2010 Fund, Fidelity Freedom Index 2015 Fund, Fidelity Freedom Index 2020 Fund, Fidelity Freedom Index 2025 Fund, Fidelity Freedom Index 2030 Fund, Fidelity Freedom Index 2035 Fund, Fidelity Freedom Index 2040 Fund, Fidelity Freedom Index 2045 Fund, Fidelity Freedom Index 2050 Fund, Fidelity Freedom Index 2055 Fund, Fidelity Freedom Index 2060 Fund and Fidelity Freedom Index 2065 Fund (the “Funds”), each a fund of Fidelity Aberdeen Street Trust, including the schedules of investments, as of March 31, 2021, the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended, except for the statement of changes in net assets, and the financial highlights for the Fidelity Freedom Index 2065 Fund; which are for the year ended March 31, 2021, and for the period from June 28, 2019 (commencement of operations) to March 31, 2020; and the related notes. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Funds as of March 31, 2021, and the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended (or for the period mentioned above), in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements and financial highlights are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Funds are not required to have, nor were we engaged to perform, an audit of their internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Funds’ internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of March 31, 2021, by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

/s/ Deloitte & Touche LLP

Boston, Massachusetts

May 14, 2021

We have served as the auditor of one or more of the Fidelity investment companies since 1999.

Trustees and Officers

The Trustees, Members of the Advisory Board (if any), and officers of the trust and funds, as applicable, are listed below. The Board of Trustees governs each fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee each fund's activities, review contractual arrangements with companies that provide services to each fund, oversee management of the risks associated with such activities and contractual arrangements, and review each fund's performance.  If the interests of a fund and an underlying Fidelity® fund were to diverge, a conflict of interest could arise and affect how the Trustees and Members of the Advisory Board fulfill their fiduciary duties to the affected funds.  FMR has structured the funds to avoid these potential conflicts, although there may be situations where a conflict of interest is unavoidable. In such instances, FMR, the Trustees, and Members of the Advisory Board would take reasonable steps to minimize and, if possible, eliminate the conflict.  Each of the Trustees oversees 283 funds.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust.  Each Trustee who is not an interested person (as defined in the 1940 Act) of the trust and the funds is referred to herein as an Independent Trustee.  Each Independent Trustee shall retire not later than the last day of the calendar year in which his or her 75th birthday occurs.  The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees.  Officers and Advisory Board Members hold office without limit in time, except that any officer or Advisory Board Member may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

Each fund’s Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-800-835-5092 (plan accounts) or 1-800-544-8544 (all other accounts).

Experience, Skills, Attributes, and Qualifications of the Trustees. The Governance and Nominating Committee has adopted a statement of policy that describes the experience, qualifications, attributes, and skills that are necessary and desirable for potential Independent Trustee candidates (Statement of Policy). The Board believes that each Trustee satisfied at the time he or she was initially elected or appointed a Trustee, and continues to satisfy, the standards contemplated by the Statement of Policy. The Governance and Nominating Committee also engages professional search firms to help identify potential Independent Trustee candidates who have the experience, qualifications, attributes, and skills consistent with the Statement of Policy. From time to time, additional criteria based on the composition and skills of the current Independent Trustees, as well as experience or skills that may be appropriate in light of future changes to board composition, business conditions, and regulatory or other developments, have also been considered by the professional search firms and the Governance and Nominating Committee. In addition, the Board takes into account the Trustees' commitment and participation in Board and committee meetings, as well as their leadership of standing and ad hoc committees throughout their tenure.

In determining that a particular Trustee was and continues to be qualified to serve as a Trustee, the Board has considered a variety of criteria, none of which, in isolation, was controlling. The Board believes that, collectively, the Trustees have balanced and diverse experience, qualifications, attributes, and skills, which allow the Board to operate effectively in governing each fund and protecting the interests of shareholders. Information about the specific experience, skills, attributes, and qualifications of each Trustee, which in each case led to the Board's conclusion that the Trustee should serve (or continue to serve) as a trustee of the funds, is provided below.

Board Structure and Oversight Function. Abigail P. Johnson is an interested person and currently serves as Chairman. The Trustees have determined that an interested Chairman is appropriate and benefits shareholders because an interested Chairman has a personal and professional stake in the quality and continuity of services provided to the funds. Independent Trustees exercise their informed business judgment to appoint an individual of their choosing to serve as Chairman, regardless of whether the Trustee happens to be independent or a member of management. The Independent Trustees have determined that they can act independently and effectively without having an Independent Trustee serve as Chairman and that a key structural component for assuring that they are in a position to do so is for the Independent Trustees to constitute a substantial majority for the Board. The Independent Trustees also regularly meet in executive session. Arthur E. Johnson serves as Chairman of the Independent Trustees and as such (i) acts as a liaison between the Independent Trustees and management with respect to matters important to the Independent Trustees and (ii) with management prepares agendas for Board meetings.

Fidelity® funds are overseen by different Boards of Trustees. The funds' Board oversees Fidelity's investment-grade bond, money market, asset allocation and certain equity funds, and other Boards oversee Fidelity's high income and other equity funds. The asset allocation funds may invest in Fidelity® funds that are overseen by such other Boards. The use of separate Boards, each with its own committee structure, allows the Trustees of each group of Fidelity® funds to focus on the unique issues of the funds they oversee, including common research, investment, and operational issues. On occasion, the separate Boards establish joint committees to address issues of overlapping consequences for the Fidelity® funds overseen by each Board.

The Trustees operate using a system of committees to facilitate the timely and efficient consideration of all matters of importance to the Trustees, each fund, and fund shareholders and to facilitate compliance with legal and regulatory requirements and oversight of the funds' activities and associated risks.  The Board, acting through its committees, has charged FMR and its affiliates with (i) identifying events or circumstances the occurrence of which could have demonstrably adverse effects on the funds' business and/or reputation; (ii) implementing processes and controls to lessen the possibility that such events or circumstances occur or to mitigate the effects of such events or circumstances if they do occur; and (iii) creating and maintaining a system designed to evaluate continuously business and market conditions in order to facilitate the identification and implementation processes described in (i) and (ii) above.  Because the day-to-day operations and activities of the funds are carried out by or through FMR, its affiliates, and other service providers, the funds' exposure to risks is mitigated but not eliminated by the processes overseen by the Trustees.  While each of the Board's committees has responsibility for overseeing different aspects of the funds' activities, oversight is exercised primarily through the Operations and Audit Committees.  In addition, an ad hoc Board committee of Independent Trustees has worked with FMR to enhance the Board's oversight of investment and financial risks, legal and regulatory risks, technology risks, and operational risks, including the development of additional risk reporting to the Board.  Appropriate personnel, including but not limited to the funds' Chief Compliance Officer (CCO), FMR's internal auditor, the independent accountants, the funds' Treasurer and portfolio management personnel, make periodic reports to the Board's committees, as appropriate, including an annual review of Fidelity's risk management program for the Fidelity® funds.  The responsibilities of each standing committee, including their oversight responsibilities, are described further under "Standing Committees of the Trustees."

Interested Trustees*:

Correspondence intended for a Trustee who is an interested person may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210.

Name, Year of Birth; Principal Occupations and Other Relevant Experience+

Abigail P. Johnson (1961)

Year of Election or Appointment: 2009

Trustee

Chairman of the Board of Trustees

Ms. Johnson also serves as Trustee of other Fidelity® funds. Ms. Johnson serves as Chairman (2016-present), Chief Executive Officer (2014-present), and Director (2007-present) of FMR LLC (diversified financial services company), President of Fidelity Financial Services (2012-present) and President of Personal, Workplace and Institutional Services (2005-present). Ms. Johnson is Chairman and Director of Fidelity Management & Research Company LLC (investment adviser firm, 2011-present). Previously, Ms. Johnson served as Chairman and Director of FMR Co., Inc. (investment adviser firm, 2011-2019), Vice Chairman (2007-2016) and President (2013-2016) of FMR LLC, President and a Director of Fidelity Management & Research Company (2001-2005), a Trustee of other investment companies advised by Fidelity Management & Research Company, Fidelity Investments Money Management, Inc. (investment adviser firm), and FMR Co., Inc. (2001-2005), Senior Vice President of the Fidelity® funds (2001-2005), and managed a number of Fidelity® funds. Ms. Abigail P. Johnson and Mr. Arthur E. Johnson are not related.

Jennifer Toolin McAuliffe (1959)

Year of Election or Appointment: 2016

Trustee

Ms. McAuliffe also serves as Trustee of other Fidelity® funds and as Trustee of Fidelity Charitable (2020-present). Previously, Ms. McAuliffe served as Co-Head of Fixed Income of Fidelity Investments Limited (now known as FIL Limited (FIL)) (diversified financial services company), Director of Research for FIL’s credit and quantitative teams in London, Hong Kong and Tokyo and Director of Research for taxable and municipal bonds at Fidelity Investments Money Management, Inc. Ms. McAuliffe previously served as a member of the Advisory Board of certain Fidelity® funds (2016). Ms. McAuliffe was previously a lawyer at Ropes & Gray LLP and currently serves as director or trustee of several not-for-profit entities.

 * Determined to be an “Interested Trustee” by virtue of, among other things, his or her affiliation with the trust or various entities under common control with FMR.

 + The information includes the Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to the Trustee's qualifications to serve as a Trustee, which led to the conclusion that the Trustee should serve as a Trustee for each fund.

Independent Trustees:

Correspondence intended for an Independent Trustee may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Year of Birth; Principal Occupations and Other Relevant Experience+

Elizabeth S. Acton (1951)

Year of Election or Appointment: 2013

Trustee

Ms. Acton also serves as Trustee of other Fidelity® funds. Prior to her retirement, Ms. Acton served as Executive Vice President, Finance (2011-2012), Executive Vice President, Chief Financial Officer (2002-2011) and Treasurer (2004-2005) of Comerica Incorporated (financial services). Prior to joining Comerica, Ms. Acton held a variety of positions at Ford Motor Company (1983-2002), including Vice President and Treasurer (2000-2002) and Executive Vice President and Chief Financial Officer of Ford Motor Credit Company (1998-2000). Ms. Acton currently serves as a member of the Board and Audit and Finance Committees of Beazer Homes USA, Inc. (homebuilding, 2012-present). Ms. Acton previously served as a member of the Advisory Board of certain Fidelity® funds (2013-2016).

Ann E. Dunwoody (1953)

Year of Election or Appointment: 2018

Trustee

General Dunwoody also serves as Trustee of other Fidelity® funds. General Dunwoody (United States Army, Retired) was the first woman in U.S. military history to achieve the rank of four-star general and prior to her retirement in 2012 held a variety of positions within the U.S. Army, including Commanding General, U.S. Army Material Command (2008-2012). General Dunwoody currently serves as President of First to Four LLC (leadership and mentoring services, 2012-present), a member of the Board and Nomination and Corporate Governance Committees of Kforce Inc. (professional staffing services, 2016-present) and a member of the Board of Automattic Inc. (software engineering, 2018-present). Previously, General Dunwoody served as a member of the Advisory Board and Nominating and Corporate Governance Committee of L3 Technologies, Inc. (communication, electronic, sensor and aerospace systems, 2013-2019) and a member of the Board and Audit and Sustainability and Corporate Responsibility Committees of Republic Services, Inc. (waste collection, disposal and recycling, 2013-2016). Ms. Dunwoody also serves on several boards for non-profit organizations, including as a member of the Board, Chair of the Nomination and Governance Committee and a member of the Audit Committee of Logistics Management Institute (consulting non-profit, 2012-present), a member of the Council of Trustees for the Association of the United States Army (advocacy non-profit, 2013-present), a member of the Board of Florida Institute of Technology (2015-present) and a member of the Board of ThanksUSA (military family education non-profit, 2014-present). General Dunwoody previously served as a member of the Advisory Board of certain Fidelity® funds (2018).

John Engler (1948)

Year of Election or Appointment: 2014

Trustee

Mr. Engler also serves as Trustee of other Fidelity® funds. Previously, Mr. Engler served as Governor of Michigan (1991-2003), President of the Business Roundtable (2011-2017) and interim President of Michigan State University (2018-2019). Mr. Engler currently serves as a member of the Board of Stride, Inc. (formerly K12 Inc.) (technology-based education company, 2012-present). Previously, Mr. Engler served as a member of the Board of Universal Forest Products (manufacturer and distributor of wood and wood-alternative products, 2003-2019) and Trustee of The Munder Funds (2003-2014). Mr. Engler previously served as a member of the Advisory Board of certain Fidelity® funds (2014-2016).

Robert F. Gartland (1951)

Year of Election or Appointment: 2010

Trustee

Mr. Gartland also serves as Trustee of other Fidelity® funds. Prior to his retirement, Mr. Gartland held a variety of positions at Morgan Stanley (financial services, 1979-2007), including Managing Director (1987-2007) and Chase Manhattan Bank (1975-1978). Mr. Gartland previously served as Chairman and an investor in Gartland & Mellina Group Corp. (consulting, 2009-2019), as a member of the Board of National Securities Clearing Corporation (1993-1996) and as Chairman of TradeWeb (2003-2004).

Arthur E. Johnson (1947)

Year of Election or Appointment: 2008

Trustee

Chairman of the Independent Trustees

Mr. Johnson also serves as Trustee of other Fidelity® funds. Prior to his retirement, Mr. Johnson served as Senior Vice President of Corporate Strategic Development of Lockheed Martin Corporation (defense contractor, 1999-2009). Mr. Johnson currently serves as a member of the Board of Booz Allen Hamilton (management consulting, 2011-present). Mr. Johnson previously served as a member of the Board of Eaton Corporation plc (diversified power management, 2009-2019) and a member of the Board of AGL Resources, Inc. (holding company, 2002-2016). Mr. Johnson previously served as Vice Chairman (2015-2018) of the Independent Trustees of certain Fidelity® funds. Mr. Arthur E. Johnson is not related to Ms. Abigail P. Johnson.

Michael E. Kenneally (1954)

Year of Election or Appointment: 2009

Trustee

Vice Chairman of the Independent Trustees

Mr. Kenneally also serves as Trustee of other Fidelity® funds. Prior to his retirement, Mr. Kenneally served as Chairman and Global Chief Executive Officer of Credit Suisse Asset Management and as Executive Vice President and Chief Investment Officer for Bank of America Corporation, where he was responsible for the bank’s money-management products. Previously at Bank of America, Mr. Kenneally managed the principal investment research functions and also spent more than a decade as portfolio manager for various equity and fixed-income funds and institutional accounts. He began his career as a research analyst in 1983 and was awarded the Chartered Financial Analyst (CFA) designation in 1991.

Marie L. Knowles (1946)

Year of Election or Appointment: 2001

Trustee

Ms. Knowles also serves as Trustee of other Fidelity® funds. Prior to her retirement, Ms. Knowles held several positions at Atlantic Richfield Company (diversified energy), including Executive Vice President and Chief Financial Officer (1996-2000), Senior Vice President (1993-1996) and President of ARCO Transportation Company (pipeline and tanker operations, 1993-1996). Ms. Knowles currently serves as a member of the Board of McKesson Corporation (healthcare service, since 2002), a member of the Board of the Santa Catalina Island Company (real estate, 2009-present), a member of the Investment Company Institute Board of Governors and a member of the Governing Council of the Independent Directors Council (2014-present). Ms. Knowles also serves as a member of the Advisory Board for the School of Engineering of the University of Southern California. Ms. Knowles previously served as Chairman (2015-2018) and Vice Chairman (2012-2015) of the Independent Trustees of certain Fidelity® funds.

Mark A. Murray (1954)

Year of Election or Appointment: 2016

Trustee

Mr. Murray also serves as Trustee of other Fidelity® funds. Previously, Mr. Murray served as Co-Chief Executive Officer (2013-2016), President (2006-2013) and Vice Chairman (2013-2020) of Meijer, Inc. Mr. Murray serves as a member of the Board (2009-present) and Public Policy and Responsibility Committee (2009-present) and Chair of the Nuclear Review Committee (2019-present) of DTE Energy Company (diversified energy company). Mr. Murray previously served as a member of the Board of Spectrum Health (not-for-profit health system, 2015-2019) and as a member of the Board and Audit Committee and Chairman of the Nominating and Corporate Governance Committee of Universal Forest Products, Inc. (manufacturer and distributor of wood and wood-alternative products, 2004-2016). Mr. Murray also serves as a member of the Board of many community and professional organizations. Mr. Murray previously served as a member of the Advisory Board of certain Fidelity® funds (2016).

 + The information includes the Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to the Trustee's qualifications to serve as a Trustee, which led to the conclusion that the Trustee should serve as a Trustee for each fund.

Advisory Board Members and Officers:

Correspondence intended for an officer may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210.  Officers appear below in alphabetical order.

Name, Year of Birth; Principal Occupation

Craig S. Brown (1977)

Year of Election or Appointment: 2019

Assistant Treasurer

Mr. Brown also serves as Assistant Treasurer of other funds. Mr. Brown is an employee of Fidelity Investments (2013-present).

John J. Burke III (1964)

Year of Election or Appointment: 2018

Chief Financial Officer

Mr. Burke also serves as Chief Financial Officer of other funds. Mr. Burke serves as Head of Investment Operations for Fidelity Fund and Investment Operations (2018-present) and is an employee of Fidelity Investments (1998-present). Previously Mr. Burke served as head of Asset Management Investment Operations (2012-2018).

David J. Carter (1973)

Year of Election or Appointment: 2020

Assistant Secretary

Mr. Carter also serves as Assistant Secretary of other funds. Mr. Carter serves as Vice President, Associate General Counsel (2010-present) and is an employee of Fidelity Investments (2005-present).

Jonathan Davis (1968)

Year of Election or Appointment: 2010

Assistant Treasurer

Mr. Davis also serves as Assistant Treasurer of other funds. Mr. Davis serves as Assistant Treasurer of FMR Capital, Inc. (2017-present) and is an employee of Fidelity Investments. Previously, Mr. Davis served as Vice President and Associate General Counsel of FMR LLC (diversified financial services company, 2003-2010).

Laura M. Del Prato (1964)

Year of Election or Appointment: 2018

President and Treasurer

Ms. Del Prato also serves as an officer of other funds. Ms. Del Prato is an employee of Fidelity Investments (2017-present). Previously, Ms. Del Prato served as President and Treasurer of The North Carolina Capital Management Trust: Cash Portfolio and Term Portfolio (2018-2020). Prior to joining Fidelity Investments, Ms. Del Prato served as a Managing Director and Treasurer of the JPMorgan Mutual Funds (2014-2017). Prior to JPMorgan, Ms. Del Prato served as a partner at Cohen Fund Audit Services (accounting firm, 2012-2013) and KPMG LLP (accounting firm, 2004-2012).

Colm A. Hogan (1973)

Year of Election or Appointment: 2016

Assistant Treasurer

Mr. Hogan also serves as an officer of other funds. Mr. Hogan serves as Assistant Treasurer of FMR Capital, Inc. (2017-present) and is an employee of Fidelity Investments (2005-present). Previously, Mr. Hogan served as Deputy Treasurer of certain Fidelity® funds (2016-2020) and Assistant Treasurer of certain Fidelity® funds (2016-2018).

Cynthia Lo Bessette (1969)

Year of Election or Appointment: 2019

Secretary and Chief Legal Officer (CLO)

Ms. Lo Bessette also serves as an officer of other funds. Ms. Lo Bessette serves as CLO, Secretary, and Senior Vice President of Fidelity Management & Research Company LLC (investment adviser firm, 2019-present); and CLO of Fidelity Management & Research (Hong Kong) Limited, FMR Investment Management (UK) Limited, and Fidelity Management & Research (Japan) Limited (investment adviser firms, 2019-present). She is a Senior Vice President and Deputy General Counsel of FMR LLC (diversified financial services company, 2019-present), and is an employee of Fidelity Investments. Previously, Ms. Lo Bessette served as CLO, Secretary, and Senior Vice President of FMR Co., Inc. (investment adviser firm, 2019); Secretary of Fidelity SelectCo, LLC and Fidelity Investments Money Management, Inc. (investment adviser firms, 2019). Prior to joining Fidelity Investments, Ms. Lo Bessette was Executive Vice President, General Counsel (2016-2019) and Senior Vice President, Deputy General Counsel (2015-2016) of OppenheimerFunds (investment management company) and Deputy Chief Legal Officer (2013-2015) of Jennison Associates LLC (investment adviser firm).

Chris Maher (1972)

Year of Election or Appointment: 2013

Assistant Treasurer

Mr. Maher also serves as an officer of other funds. Mr. Maher serves as Assistant Treasurer of FMR Capital, Inc. (2017-present), and is an employee of Fidelity Investments (2008-present). Previously, Mr. Maher served as Assistant Treasurer of certain funds (2013-2020); Vice President of Asset Management Compliance (2013), Vice President of the Program Management Group of FMR (investment adviser firm, 2010-2013), and Vice President of Valuation Oversight (2008-2010).

Kenneth B. Robins (1969)

Year of Election or Appointment: 2020

Chief Compliance Officer

Mr. Robins also serves as an officer of other funds. Mr. Robins serves as Compliance Officer of Fidelity Management & Research Company LLC (investment adviser firm, 2016-present) and is an employee of Fidelity Investments (2004-present). Previously, Mr. Robins served as Compliance Officer of FMR Co., Inc. (investment adviser firm, 2016-2019), as Executive Vice President of Fidelity Investments Money Management, Inc. (investment adviser firm, 2013-2016) and served in other fund officer roles.

Brett Segaloff (1972)

Year of Election or Appointment: 2021

Anti-Money Laundering (AML) Officer

Mr. Segaloff also serves as an AML Officer of other funds and other related entities. He is Director, Anti-Money Laundering (2007-present) of FMR LLC (diversified financial services company) and is an employee of Fidelity Investments (1996-present).

Stacie M. Smith (1974)

Year of Election or Appointment: 2013

Assistant Treasurer

Ms. Smith also serves as an officer of other funds. Ms. Smith serves as Assistant Treasurer of FMR Capital, Inc. (2017-present), is an employee of Fidelity Investments (2009-present), and has served in other fund officer roles. Prior to joining Fidelity Investments, Ms. Smith served as Senior Audit Manager of Ernst & Young LLP (accounting firm, 1996-2009). Previously, Ms. Smith served as Assistant Treasurer (2013-2019) and Deputy Treasurer (2013-2016) of certain Fidelity® funds.

Marc L. Spector (1972)

Year of Election or Appointment: 2016

Deputy Treasurer

Mr. Spector also serves as an officer of other funds. Mr. Spector serves as Assistant Treasurer of FMR Capital, Inc. (2017-present) and is an employee of Fidelity Investments (2016-present). Prior to joining Fidelity Investments, Mr. Spector served as Director at the Siegfried Group (accounting firm, 2013-2016), and prior to Siegfried Group as audit senior manager at Deloitte & Touche LLP (accounting firm, 2005-2013).

Jim Wegmann (1979)

Year of Election or Appointment: 2019

Assistant Treasurer

Mr. Wegmann also serves as Assistant Treasurer of other funds. Mr. Wegmann is an employee of Fidelity Investments (2011-present).

Vadim Zlotnikov (1962)

Year of Election or Appointment: 2019

Vice President

Mr. Zlotnikov also serves as Vice President of other funds. Mr. Zlotnikov serves as President of FIAM (Fidelity Institutional Asset Management) and is an employee of Fidelity Investments (2018-present). Previously, Mr. Zlotnikov served as President and Chief Investment Officer of Global Asset Allocation (2018-2020). Prior to joining Fidelity Investments, Mr. Zlotnikov served as Co-Head of Multi-Asset Solutions, Chief Market Strategist, and CIO of Systematic Strategies with AllianceBernstein (investment adviser firm, 2002-2018).

Shareholder Expense Example

As a shareholder, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or redemption proceeds, as applicable and (2) ongoing costs, which generally include management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in a fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (October 1, 2020 to March 31, 2021).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class/Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. If any fund is a shareholder of any underlying mutual funds or exchange-traded funds (ETFs) (the Underlying Funds), such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses incurred presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. If any fund is a shareholder of any Underlying Funds, such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses as presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense Ratio-A	Beginning Account Value October 1, 2020	Ending Account Value March 31, 2021	Expenses Paid During Period-B October 1, 2020 to March 31, 2021
Fidelity Freedom Index Income Fund
Investor Class	.12%
Actual		$1,000.00	$1,021.40	$.60
Hypothetical-C		$1,000.00	$1,024.33	$.61
Institutional Premium Class	.08%
Actual		$1,000.00	$1,021.60	$.40
Hypothetical-C		$1,000.00	$1,024.53	$.40
Premier Class	.06%
Actual		$1,000.00	$1,021.70	$.30
Hypothetical-C		$1,000.00	$1,024.63	$.30
Fidelity Freedom Index 2005 Fund
Investor Class	.12%
Actual		$1,000.00	$1,031.20	$.61
Hypothetical-C		$1,000.00	$1,024.33	$.61
Institutional Premium Class	.08%
Actual		$1,000.00	$1,032.20	$.41
Hypothetical-C		$1,000.00	$1,024.53	$.40
Premier Class	.06%
Actual		$1,000.00	$1,031.90	$.30
Hypothetical-C		$1,000.00	$1,024.63	$.30
Fidelity Freedom Index 2010 Fund
Investor Class	.12%
Actual		$1,000.00	$1,051.40	$.61
Hypothetical-C		$1,000.00	$1,024.33	$.61
Institutional Premium Class	.08%
Actual		$1,000.00	$1,051.70	$.41
Hypothetical-C		$1,000.00	$1,024.53	$.40
Premier Class	.06%
Actual		$1,000.00	$1,052.20	$.31
Hypothetical-C		$1,000.00	$1,024.63	$.30
Fidelity Freedom Index 2015 Fund
Investor Class	.12%
Actual		$1,000.00	$1,071.50	$.62
Hypothetical-C		$1,000.00	$1,024.33	$.61
Institutional Premium Class	.08%
Actual		$1,000.00	$1,071.70	$.41
Hypothetical-C		$1,000.00	$1,024.53	$.40
Premier Class	.06%
Actual		$1,000.00	$1,072.30	$.31
Hypothetical-C		$1,000.00	$1,024.63	$.30
Fidelity Freedom Index 2020 Fund
Investor Class	.12%
Actual		$1,000.00	$1,091.10	$.63
Hypothetical-C		$1,000.00	$1,024.33	$.61
Institutional Premium Class	.08%
Actual		$1,000.00	$1,091.30	$.42
Hypothetical-C		$1,000.00	$1,024.53	$.40
Premier Class	.06%
Actual		$1,000.00	$1,091.80	$.31
Hypothetical-C		$1,000.00	$1,024.63	$.30
Fidelity Freedom Index 2025 Fund
Investor Class	.12%
Actual		$1,000.00	$1,105.70	$.63
Hypothetical-C		$1,000.00	$1,024.33	$.61
Institutional Premium Class	.08%
Actual		$1,000.00	$1,105.90	$.42
Hypothetical-C		$1,000.00	$1,024.53	$.40
Premier Class	.06%
Actual		$1,000.00	$1,105.70	$.31
Hypothetical-C		$1,000.00	$1,024.63	$.30
Fidelity Freedom Index 2030 Fund
Investor Class	.12%
Actual		$1,000.00	$1,124.40	$.64
Hypothetical-C		$1,000.00	$1,024.33	$.61
Institutional Premium Class	.08%
Actual		$1,000.00	$1,124.00	$.42
Hypothetical-C		$1,000.00	$1,024.53	$.40
Premier Class	.06%
Actual		$1,000.00	$1,124.40	$.32
Hypothetical-C		$1,000.00	$1,024.63	$.30
Fidelity Freedom Index 2035 Fund
Investor Class	.12%
Actual		$1,000.00	$1,160.30	$.65
Hypothetical-C		$1,000.00	$1,024.33	$.61
Institutional Premium Class	.08%
Actual		$1,000.00	$1,160.50	$.43
Hypothetical-C		$1,000.00	$1,024.53	$.40
Premier Class	.06%
Actual		$1,000.00	$1,160.90	$.32
Hypothetical-C		$1,000.00	$1,024.63	$.30
Fidelity Freedom Index 2040 Fund
Investor Class	.12%
Actual		$1,000.00	$1,184.00	$.65
Hypothetical-C		$1,000.00	$1,024.33	$.61
Institutional Premium Class	.08%
Actual		$1,000.00	$1,184.90	$.44
Hypothetical-C		$1,000.00	$1,024.53	$.40
Premier Class	.06%
Actual		$1,000.00	$1,184.80	$.33
Hypothetical-C		$1,000.00	$1,024.63	$.30
Fidelity Freedom Index 2045 Fund
Investor Class	.12%
Actual		$1,000.00	$1,184.10	$.65
Hypothetical-C		$1,000.00	$1,024.33	$.61
Institutional Premium Class	.08%
Actual		$1,000.00	$1,184.80	$.44
Hypothetical-C		$1,000.00	$1,024.53	$.40
Premier Class	.06%
Actual		$1,000.00	$1,184.70	$.33
Hypothetical-C		$1,000.00	$1,024.63	$.30
Fidelity Freedom Index 2050 Fund
Investor Class	.12%
Actual		$1,000.00	$1,184.30	$.65
Hypothetical-C		$1,000.00	$1,024.33	$.61
Institutional Premium Class	.08%
Actual		$1,000.00	$1,184.50	$.44
Hypothetical-C		$1,000.00	$1,024.53	$.40
Premier Class	.06%
Actual		$1,000.00	$1,185.00	$.33
Hypothetical-C		$1,000.00	$1,024.63	$.30
Fidelity Freedom Index 2055 Fund
Investor Class	.12%
Actual		$1,000.00	$1,184.70	$.65
Hypothetical-C		$1,000.00	$1,024.33	$.61
Institutional Premium Class	.08%
Actual		$1,000.00	$1,184.70	$.44
Hypothetical-C		$1,000.00	$1,024.53	$.40
Premier Class	.06%
Actual		$1,000.00	$1,184.50	$.33
Hypothetical-C		$1,000.00	$1,024.63	$.30
Fidelity Freedom Index 2060 Fund
Investor Class	.12%
Actual		$1,000.00	$1,184.60	$.65
Hypothetical-C		$1,000.00	$1,024.33	$.61
Institutional Premium Class	.08%
Actual		$1,000.00	$1,183.90	$.44
Hypothetical-C		$1,000.00	$1,024.53	$.40
Premier Class	.06%
Actual		$1,000.00	$1,185.00	$.33
Hypothetical-C		$1,000.00	$1,024.63	$.30
Fidelity Freedom Index 2065 Fund
Investor Class	.12%
Actual		$1,000.00	$1,184.70	$.65
Hypothetical-C		$1,000.00	$1,024.33	$.61
Institutional Premium Class	.08%
Actual		$1,000.00	$1,183.80	$.44
Hypothetical-C		$1,000.00	$1,024.53	$.40
Premier Class	.06%
Actual		$1,000.00	$1,184.00	$.33
Hypothetical-C		$1,000.00	$1,024.63	$.30

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/ 365 (to reflect the one-half year period). The fees and expenses of any Underlying Funds are not included in each annualized expense ratio.

 C 5% return per year before expenses

Distributions (Unaudited)

The Board of Trustees of each fund voted to pay to shareholders of record at the opening of business on record date, the following distributions per share derived from capital gains realized from sales of portfolio securities and dividends derived from net investment income:

	Pay Date	Record Date	Dividends	Capital Gains
Fidelity Freedom Index Income Fund
Investor Class	05/10/21	05/07/21	$0.012	$0.051
Institutional Premium Class	05/10/21	05/07/21	$0.010	$0.051
Premier Class	05/10/21	05/07/21	$0.012	$0.051
Fidelity Freedom Index 2005 Fund
Investor Class	05/17/21	05/14/21	$0.025	$0.097
Institutional Premium Class	05/17/21	05/14/21	$0.020	$0.097
Premier Class	05/17/21	05/14/21	$0.026	$0.097
Fidelity Freedom Index 2010 Fund
Investor Class	05/17/21	05/14/21	$0.024	$0.147
Institutional Premium Class	05/17/21	05/14/21	$0.019	$0.147
Premier Class	05/17/21	05/14/21	$0.025	$0.147
Fidelity Freedom Index 2015 Fund
Investor Class	05/17/21	05/14/21	$0.023	$0.110
Institutional Premium Class	05/17/21	05/14/21	$0.018	$0.110
Premier Class	05/17/21	05/14/21	$0.023	$0.110
Fidelity Freedom Index 2020 Fund
Investor Class	05/17/21	05/14/21	$0.022	$0.105
Institutional Premium Class	05/17/21	05/14/21	$0.016	$0.105
Premier Class	05/17/21	05/14/21	$0.022	$0.105
Fidelity Freedom Index 2025 Fund
Investor Class	05/17/21	05/14/21	$0.022	$0.076
Institutional Premium Class	05/17/21	05/14/21	$0.015	$0.076
Premier Class	05/17/21	05/14/21	$0.022	$0.076
Fidelity Freedom Index 2030 Fund
Investor Class	05/17/21	05/14/21	$0.020	$0.080
Institutional Premium Class	05/17/21	05/14/21	$0.013	$0.080
Premier Class	05/17/21	05/14/21	$0.021	$0.080
Fidelity Freedom Index 2035 Fund
Investor Class	05/17/21	05/14/21	$0.014	$0.067
Institutional Premium Class	05/17/21	05/14/21	$0.005	$0.067
Premier Class	05/17/21	05/14/21	$0.014	$0.067
Fidelity Freedom Index 2040 Fund
Investor Class	05/17/21	05/14/21	$0.005	$0.068
Institutional Premium Class	05/17/21	05/14/21	$0.000	$0.063
Premier Class	05/17/21	05/14/21	$0.005	$0.068
Fidelity Freedom Index 2045 Fund
Investor Class	05/17/21	05/14/21	$0.005	$0.063
Institutional Premium Class	05/17/21	05/14/21	$0.000	$0.060
Premier Class	05/17/21	05/14/21	$0.005	$0.063
Fidelity Freedom Index 2050 Fund
Investor Class	05/17/21	05/14/21	$0.005	$0.069
Institutional Premium Class	05/17/21	05/14/21	$0.000	$0.063
Premier Class	05/17/21	05/14/21	$0.006	$0.069
Fidelity Freedom Index 2055 Fund
Investor Class	05/17/21	05/14/21	$0.004	$0.048
Institutional Premium Class	05/17/21	05/14/21	$0.000	$0.047
Premier Class	05/17/21	05/14/21	$0.004	$0.048
Fidelity Freedom Index 2060 Fund
Investor Class	05/17/21	05/14/21	$0.003	$0.040
Institutional Premium Class	05/17/21	05/14/21	$0.000	$0.038
Premier Class	05/17/21	05/14/21	$0.003	$0.040
Fidelity Freedom Index 2065 Fund
Investor Class	05/17/21	05/14/21	$0.001	$0.023
Institutional Premium Class	05/17/21	05/14/21	$0.000	$0.022
Premier Class	05/17/21	05/14/21	$0.001	$0.023

The funds hereby designate as capital gain dividend the amounts noted below for the taxable year ended March 31, 2021, or, if subsequently determined to be different, the net capital gain of such year.

Fidelity Freedom Index Income Fund	$ 4,641,752
Fidelity Freedom Index 2005 Fund	$ 2,097,225
Fidelity Freedom Index 2010 Fund	$ 10,754,285
Fidelity Freedom Index 2015 Fund	$ 21,105,737
Fidelity Freedom Index 2020 Fund	$ 62,662,924
Fidelity Freedom Index 2025 Fund	$ 58,628,240
Fidelity Freedom Index 2030 Fund	$ 71,443,868
Fidelity Freedom Index 2035 Fund	$ 45,416,674
Fidelity Freedom Index 2040 Fund	$ 34,106,259
Fidelity Freedom Index 2045 Fund	$ 25,176,912
Fidelity Freedom Index 2050 Fund	$ 22,964,946
Fidelity Freedom Index 2055 Fund	$ 11,795,072
Fidelity Freedom Index 2060 Fund	$ 4,492,163
Fidelity Freedom Index 2065 Fund	$ 365,898

A percentage of the dividends distributed during the fiscal year for the following funds were derived from interest on U.S. Government securities which is generally exempt from state income tax:

Fidelity Freedom Index Income Fund	40.89%
Fidelity Freedom Index 2005 Fund	38.68%
Fidelity Freedom Index 2010 Fund	35.24%
Fidelity Freedom Index 2015 Fund	32.01%
Fidelity Freedom Index 2020 Fund	28.99%
Fidelity Freedom Index 2025 Fund	26.77%
Fidelity Freedom Index 2030 Fund	24.16%
Fidelity Freedom Index 2035 Fund	19.19%
Fidelity Freedom Index 2040 Fund	16.89%
Fidelity Freedom Index 2045 Fund	16.86%
Fidelity Freedom Index 2050 Fund	16.85%
Fidelity Freedom Index 2055 Fund	16.78%
Fidelity Freedom Index 2060 Fund	16.76%
Fidelity Freedom Index 2065 Fund	16.60%

A percentage of the dividends distributed during the fiscal year for the following funds qualify for the dividends–received deduction for corporate shareholders:

	Investor Class	Institutional Premium Class	Premier Class
Fidelity Freedom Index Income Fund
April 2020	0%	0%	N/A
May 1st, 2020	4%	4%	N/A
May 8st, 2020	10%	10%	N/A
June 2020	10%	10%	N/A
July 2020	11%	9%	N/A
August 2020	10%	10%	5%
September 2020	10%	10%	10%
October 2020	10%	10%	10%
November 2020	11%	9%	9%
December 2020	10%	10%	10%
February 2021	0%	0%	0%
March 2021	0%	0%	0%
Fidelity Freedom Index 2005 Fund
May 2020	0%	0%	N/A
December 2020	12%	12%	11%
Fidelity Freedom Index 2010 Fund
May 2020	0%	0%	N/A
December 2020	16%	16%	15%
Fidelity Freedom Index 2015 Fund
May 2020	0%	0%	N/A
December 2020	20%	20%	19%
Fidelity Freedom Index 2020 Fund
May 2020	0%	0%	N/A
December 2020	23%	23%	22%
Fidelity Freedom Index 2025 Fund
May 2020	0%	0%	N/A
December 2020	25%	25%	24%
Fidelity Freedom Index 2030 Fund
May 2020	0%	0%	N/A
December 2020	28%	27%	27%
Fidelity Freedom Index 2035 Fund
May 2020	0%	0%	N/A
December 2020	34%	34%	33%
Fidelity Freedom Index 2040 Fund
May 2020	0%	0%	N/A
December 2020	37%	37%	36%
Fidelity Freedom Index 2045 Fund
May 2020	1%	1%	N/A
December 2020	38%	37%	36%
Fidelity Freedom Index 2050 Fund
May 2020	1%	1%	N/A
December 2020	38%	37%	36%
Fidelity Freedom Index 2055 Fund
May 2020	3%	2%	N/A
December 2020	37%	37%	36%
Fidelity Freedom Index 2060 Fund
May 2020	1%	1%	N/A
December 2020	37%	37%	36%
Fidelity Freedom Index 2065 Fund
May 2020	1%	1%	N/A
December 2020	37%	36%	36%

A percentage of the dividends distributed during the fiscal year for the following funds may be taken into account as a dividend for purposes of the maximum rate under section 1(h)(11) of the Internal Revenue Code:

	Investor Class	Institutional Premium Class	Premier Class
Fidelity Freedom Index Income Fund
April 2020	0%	0%	N/A
May 1st, 2020	8%	8%	N/A
May 8st, 2020	18%	18%	N/A
June 2020	18%	18%	N/A
July 2020	19%	16%	N/A
August 2020	18%	18%	9%
September 2020	18%	18%	18%
October 2020	18%	18%	18%
November 2020	19%	16%	16%
December 2020	18%	17%	17%
February 2021	0%	0%	0%
March 2021	0%	0%	0%
Fidelity Freedom Index 2005 Fund
May 2020	1%	1%	N/A
December 2020	21%	20%	20%
Fidelity Freedom Index 2010 Fund
May 2020	1%	1%	N/A
December 2020	28%	27%	27%
Fidelity Freedom Index 2015 Fund
May 2020	1%	1%	N/A
December 2020	34%	34%	33%
Fidelity Freedom Index 2020 Fund
May 2020	1%	1%	N/A
December 2020	41%	40%	39%
Fidelity Freedom Index 2025 Fund
May 2020	1%	1%	N/A
December 2020	45%	44%	43%
Fidelity Freedom Index 2030 Fund
May 2020	1%	1%	N/A
December 2020	49%	49%	47%
Fidelity Freedom Index 2035 Fund
May 2020	1%	1%	N/A
December 2020	60%	60%	58%
Fidelity Freedom Index 2040 Fund
May 2020	1%	1%	N/A
December 2020	67%	68%	65%
Fidelity Freedom Index 2045 Fund
May 2020	3%	3%	N/A
December 2020	67%	67%	65%
Fidelity Freedom Index 2050 Fund
May 2020	3%	3%	N/A
December 2020	67%	66%	65%
Fidelity Freedom Index 2055 Fund
May 2020	5%	5%	N/A
December 2020	67%	66%	65%
Fidelity Freedom Index 2060 Fund
May 2020	3%	3%	N/A
December 2020	66%	65%	64%
Fidelity Freedom Index 2065 Fund
May 2020	3%	3%	N/A
December 2020	67%	68%	66%

A percentage of the dividends distributed during the fiscal year for the following funds qualify as a section 199A dividend:

	Investor Class	Institutional Premium Class	Premier Class
Fidelity Freedom Index Income Fund
April 2020	0%	0%	N/A
May 1st, 2020	1%	1%	N/A
May 8st, 2020	1%	1%	N/A
June 2020	1%	1%	N/A
July 2020	1%	1%	N/A
August 2020	1%	1%	1%
September 2020	1%	1%	1%
October 2020	1%	1%	1%
November 2020	1%	1%	1%
December 2020	1%	1%	1%
February 2020	2%	2%	0%
March 2020	2%	2%	0%
Fidelity Freedom Index 2005 Fund
May 2020	1%	1%	N/A
December 2020	2%	2%	2%
Fidelity Freedom Index 2010 Fund
May 2020	1%	1%	N/A
December 2020	2%	2%	2%
Fidelity Freedom Index 2015 Fund
May 2020	1%	1%	N/A
December 2020	2%	2%	2%
Fidelity Freedom Index 2020 Fund
May 2020	1%	1%	N/A
December 2020	3%	3%	3%
Fidelity Freedom Index 2025 Fund
May 2020	1%	1%	N/A
December 2020	3%	3%	3%
Fidelity Freedom Index 2030 Fund
May 2020	1%	1%	N/A
December 2020	3%	3%	3%
Fidelity Freedom Index 2035 Fund
May 2020	1%	1%	N/A
December 2020	4%	4%	4%
Fidelity Freedom Index 2040 Fund
May 2020	1%	1%	N/A
December 2020	4%	4%	4%
Fidelity Freedom Index 2045 Fund
May 2020	1%	1%	N/A
December 2020	4%	4%	4%
Fidelity Freedom Index 2050 Fund
May 2020	1%	1%	N/A
December 2020	4%	4%	4%
Fidelity Freedom Index 2055 Fund
May 2020	1%	1%	N/A
December 2020	4%	4%	4%
Fidelity Freedom Index 2060 Fund
May 2020	1%	1%	N/A
December 2020	4%	4%	4%
Fidelity Freedom Index 2065 Fund
May 2020	1%	1%	N/A
December 2020	4%	4%	4%

The funds will notify shareholders in January 2022 of amounts for use in preparing 2021 income tax returns.

Liquidity Risk Management Program

The Securities and Exchange Commission adopted Rule 22e-4 under the Investment Company Act of 1940 (the Liquidity Rule) to promote effective liquidity risk management throughout the open-end investment company industry, thereby reducing the risk that funds will be unable to meet their redemption obligations and mitigating dilution of the interests of fund shareholders.

The Funds have adopted and implemented a liquidity risk management program pursuant to the Liquidity Rule (the Program) effective December 1, 2018. The Program is reasonably designed to assess and manage each Fund’s liquidity risk and to comply with the requirements of the Liquidity Rule. Each Fund’s Board of Trustees (the Board) has designated each Fund’s investment adviser as administrator of the Program. The Fidelity advisers have established a Liquidity Risk Management Committee (the LRM Committee) to manage the Program for each of the Fidelity Funds. The LRM Committee monitors the adequacy and effectiveness of implementation of the Program and on a periodic basis assesses each Fund’s liquidity risk based on a variety of factors including (1) the Fund’s investment strategy, (2) portfolio liquidity and cash flow projections during normal and reasonably foreseeable stressed conditions, (3) shareholder redemptions, (4) borrowings and other funding sources and (5) in the case of exchange-traded funds, certain additional factors including the effect of the Fund’s prices and spreads, market participants, and basket compositions on the overall liquidity of the Fund’s portfolio, as applicable.

In accordance with the Program, each of the Fund’s portfolio investments is classified into one of four liquidity categories described below based on a determination of a reasonable expectation for how long it would take to convert the investment to cash (or sell or dispose of the investment) without significantly changing its market value.

  Highly liquid investments – cash or convertible to cash within three business days or less
  Moderately liquid investments – convertible to cash in three to seven calendar days
  Less liquid investments – can be sold or disposed of, but not settled, within seven calendar days
  Illiquid investments – cannot be sold or disposed of within seven calendar days

Liquidity classification determinations take into account a variety of factors including various market, trading and investment-specific considerations, as well as market depth, and generally utilize analysis from a third-party liquidity metrics service.

The Liquidity Rule places a 15% limit on a fund’s illiquid investments and requires funds that do not primarily hold assets that are highly liquid investments to determine and maintain a minimum percentage of the fund’s net assets to be invested in highly liquid investments (highly liquid investment minimum or HLIM). The Program includes provisions reasonably designed to comply with the 15% limit on illiquid investments and for determining, periodically reviewing and complying with the HLIM requirement as applicable.

At a recent meeting of the Fund’s Board of Trustees, the LRM Committee provided a written report to the Board pertaining to the operation, adequacy, and effectiveness of implementation of the Program for the annual period from December 1, 2019 through November 30, 2020. The report concluded that the Program has been implemented and is operating effectively and is reasonably designed to assess and manage the Fund’s liquidity risk.

FRX-ANN-0521
1.899264.111

Fidelity Flex® Freedom Blend Funds - Income, 2005, 2010, 2015, 2020, 2025, 2030, 2035, 2040, 2045, 2050, 2055, 2060, 2065

Annual Report

March 31, 2021

Contents

Note to Shareholders
Performance
Management's Discussion of Fund Performance
Fidelity Flex® Freedom Blend Income Fund
Investment Summary
Schedule of Investments
Financial Statements
Fidelity Flex® Freedom Blend 2005 Fund
Investment Summary
Schedule of Investments
Financial Statements
Fidelity Flex® Freedom Blend 2010 Fund
Investment Summary
Schedule of Investments
Financial Statements
Fidelity Flex® Freedom Blend 2015 Fund
Investment Summary
Schedule of Investments
Financial Statements
Fidelity Flex® Freedom Blend 2020 Fund
Investment Summary
Schedule of Investments
Financial Statements
Fidelity Flex® Freedom Blend 2025 Fund
Investment Summary
Schedule of Investments
Financial Statements
Fidelity Flex® Freedom Blend 2030 Fund
Investment Summary
Schedule of Investments
Financial Statements
Fidelity Flex® Freedom Blend 2035 Fund
Investment Summary
Schedule of Investments
Financial Statements
Fidelity Flex® Freedom Blend 2040 Fund
Investment Summary
Schedule of Investments
Financial Statements
Fidelity Flex® Freedom Blend 2045 Fund
Investment Summary
Schedule of Investments
Financial Statements
Fidelity Flex® Freedom Blend 2050 Fund
Investment Summary
Schedule of Investments
Financial Statements
Fidelity Flex® Freedom Blend 2055 Fund
Investment Summary
Schedule of Investments
Financial Statements
Fidelity Flex® Freedom Blend 2060 Fund
Investment Summary
Schedule of Investments
Financial Statements
Fidelity Flex® Freedom Blend 2065 Fund
Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Report of Independent Registered Public Accounting Firm
Trustees and Officers
Shareholder Expense Example
Distributions
Liquidity Risk Management Program

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-544-3455 (for managed account clients) or 1-800-835-5092 (for retirement plan participants) to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2021 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Funds. This report is not authorized for distribution to prospective investors in the Funds unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Funds nor Fidelity Distributors Corporation is a bank.

Note to Shareholders:

Early in 2020, the outbreak and spread of a new coronavirus emerged as a public health emergency that had a major influence on financial markets, primarily based on its impact on the global economy and the outlook for corporate earnings. The virus causes a respiratory disease known as COVID-19. On March 11, 2020 the World Health Organization declared the COVID-19 outbreak a pandemic, citing sustained risk of further global spread.

In the weeks following, as the crisis worsened, we witnessed an escalating human tragedy with wide-scale social and economic consequences from coronavirus-containment measures. The outbreak of COVID-19 prompted a number of measures to limit the spread, including travel and border restrictions, quarantines, and restrictions on large gatherings. In turn, these resulted in lower consumer activity, diminished demand for a wide range of products and services, disruption in manufacturing and supply chains, and – given the wide variability in outcomes regarding the outbreak – significant market uncertainty and volatility. Amid the turmoil, global governments and central banks took unprecedented action to help support consumers, businesses, and the broader economies, and to limit disruption to financial systems.

The situation continues to unfold, and the extent and duration of its impact on financial markets and the economy remain highly uncertain. Extreme events such as the coronavirus crisis are “exogenous shocks” that can have significant adverse effects on mutual funds and their investments. Although multiple asset classes may be affected by market disruption, the duration and impact may not be the same for all types of assets.

Fidelity is committed to helping you stay informed amid news about COVID-19 and during increased market volatility, and we’re taking extra steps to be responsive to customer needs. We encourage you to visit our websites, where we offer ongoing updates, commentary, and analysis on the markets and our funds.

Fidelity Flex® Freedom Blend Income Fund

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The hypothetical investment and the average annual total returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund’s total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended March 31, 2021	Past 1 year	Life of Portfolio
Fidelity Flex® Freedom Blend Income Fund	12.84%	5.63%

$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in Fidelity Flex® Freedom Blend Income Fund on June 8, 2017, when the fund started.

The chart shows how the value of your investment would have changed, and also shows how the Bloomberg Barclays U.S. Aggregate Bond Index performed over the same period.

Period Ending Values
$12,323	Fidelity Flex® Freedom Blend Income Fund
$11,416	Bloomberg Barclays U.S. Aggregate Bond Index

Fidelity Flex® Freedom Blend 2005 Fund

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The hypothetical investment and the average annual total returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund’s total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended March 31, 2021	Past 1 year	Life of Portfolio
Fidelity Flex® Freedom Blend 2005 Fund	15.70%	6.34%

$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in Fidelity Flex® Freedom Blend 2005 Fund on June 8, 2017, when the fund started.

The chart shows how the value of your investment would have changed, and also shows how the Bloomberg Barclays U.S. Aggregate Bond Index performed over the same period.

Period Ending Values
$12,642	Fidelity Flex® Freedom Blend 2005 Fund
$11,416	Bloomberg Barclays U.S. Aggregate Bond Index

Fidelity Flex® Freedom Blend 2010 Fund

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The hypothetical investment and the average annual total returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund’s total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended March 31, 2021	Past 1 year	Life of Portfolio
Fidelity Flex® Freedom Blend 2010 Fund	20.94%	7.36%

$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in Fidelity Flex® Freedom Blend 2010 Fund on June 8, 2017, when the fund started.

The chart shows how the value of your investment would have changed, and also shows how the Bloomberg Barclays U.S. Aggregate Bond Index performed over the same period.

Period Ending Values
$13,110	Fidelity Flex® Freedom Blend 2010 Fund
$11,416	Bloomberg Barclays U.S. Aggregate Bond Index

Fidelity Flex® Freedom Blend 2015 Fund

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The hypothetical investment and the average annual total returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund’s total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended March 31, 2021	Past 1 year	Life of Portfolio
Fidelity Flex® Freedom Blend 2015 Fund	26.24%	8.36%

$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in Fidelity Flex® Freedom Blend 2015 Fund on June 8, 2017, when the fund started.

The chart shows how the value of your investment would have changed, and also shows how the Bloomberg Barclays U.S. Aggregate Bond Index performed over the same period.

Period Ending Values
$13,580	Fidelity Flex® Freedom Blend 2015 Fund
$11,416	Bloomberg Barclays U.S. Aggregate Bond Index

Fidelity Flex® Freedom Blend 2020 Fund

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The hypothetical investment and the average annual total returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund’s total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended March 31, 2021	Past 1 year	Life of Portfolio
Fidelity Flex® Freedom Blend 2020 Fund	31.33%	9.24%

$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in Fidelity Flex® Freedom Blend 2020 Fund on June 8, 2017, when the fund started.

The chart shows how the value of your investment would have changed, and also shows how the S&P 500® Index performed over the same period.

Period Ending Values
$14,008	Fidelity Flex® Freedom Blend 2020 Fund
$17,552	S&P 500® Index

Fidelity Flex® Freedom Blend 2025 Fund

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The hypothetical investment and the average annual total returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund’s total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended March 31, 2021	Past 1 year	Life of Portfolio
Fidelity Flex® Freedom Blend 2025 Fund	35.43%	9.93%

$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in Fidelity Flex® Freedom Blend 2025 Fund on June 8, 2017, when the fund started.

The chart shows how the value of your investment would have changed, and also shows how the S&P 500® Index performed over the same period.

Period Ending Values
$14,349	Fidelity Flex® Freedom Blend 2025 Fund
$17,552	S&P 500® Index

Fidelity Flex® Freedom Blend 2030 Fund

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The hypothetical investment and the average annual total returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund’s total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended March 31, 2021	Past 1 year	Life of Portfolio
Fidelity Flex® Freedom Blend 2030 Fund	40.91%	10.93%

$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in Fidelity Flex® Freedom Blend 2030 Fund on June 8, 2017, when the fund started.

The chart shows how the value of your investment would have changed, and also shows how the S&P 500® Index performed over the same period.

Period Ending Values
$14,853	Fidelity Flex® Freedom Blend 2030 Fund
$17,552	S&P 500® Index

Fidelity Flex® Freedom Blend 2035 Fund

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The hypothetical investment and the average annual total returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund’s total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended March 31, 2021	Past 1 year	Life of Portfolio
Fidelity Flex® Freedom Blend 2035 Fund	50.67%	12.20%

$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in Fidelity Flex® Freedom Blend 2035 Fund on June 8, 2017, when the fund started.

The chart shows how the value of your investment would have changed, and also shows how the S&P 500® Index performed over the same period.

Period Ending Values
$15,509	Fidelity Flex® Freedom Blend 2035 Fund
$17,552	S&P 500® Index

Fidelity Flex® Freedom Blend 2040 Fund

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The hypothetical investment and the average annual total returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund’s total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended March 31, 2021	Past 1 year	Life of Portfolio
Fidelity Flex® Freedom Blend 2040 Fund	56.53%	12.80%

$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in Fidelity Flex® Freedom Blend 2040 Fund on June 8, 2017, when the fund started.

The chart shows how the value of your investment would have changed, and also shows how the S&P 500® Index performed over the same period.

Period Ending Values
$15,831	Fidelity Flex® Freedom Blend 2040 Fund
$17,552	S&P 500® Index

Fidelity Flex® Freedom Blend 2045 Fund

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The hypothetical investment and the average annual total returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund’s total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended March 31, 2021	Past 1 year	Life of Portfolio
Fidelity Flex® Freedom Blend 2045 Fund	56.58%	12.81%

$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in Fidelity Flex® Freedom Blend 2045 Fund on June 8, 2017, when the fund started.

The chart shows how the value of your investment would have changed, and also shows how the S&P 500® Index performed over the same period.

Period Ending Values
$15,838	Fidelity Flex® Freedom Blend 2045 Fund
$17,552	S&P 500® Index

Fidelity Flex® Freedom Blend 2050 Fund

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The hypothetical investment and the average annual total returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund’s total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended March 31, 2021	Past 1 year	Life of Portfolio
Fidelity Flex® Freedom Blend 2050 Fund	56.50%	12.80%

$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in Fidelity Flex® Freedom Blend 2050 Fund on June 8, 2017, when the fund started.

The chart shows how the value of your investment would have changed, and also shows how the S&P 500® Index performed over the same period.

Period Ending Values
$15,828	Fidelity Flex® Freedom Blend 2050 Fund
$17,552	S&P 500® Index

Fidelity Flex® Freedom Blend 2055 Fund

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The hypothetical investment and the average annual total returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund’s total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended March 31, 2021	Past 1 year	Life of Portfolio
Fidelity Flex® Freedom Blend 2055 Fund	56.63%	12.83%

$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in Fidelity Flex® Freedom Blend 2055 Fund on June 8, 2017, when the fund started.

The chart shows how the value of your investment would have changed, and also shows how the S&P 500® Index performed over the same period.

Period Ending Values
$15,846	Fidelity Flex® Freedom Blend 2055 Fund
$17,552	S&P 500® Index

Fidelity Flex® Freedom Blend 2060 Fund

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The hypothetical investment and the average annual total returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund’s total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended March 31, 2021	Past 1 year	Life of Portfolio
Fidelity Flex® Freedom Blend 2060 Fund	56.58%	12.81%

$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in Fidelity Flex® Freedom Blend 2060 Fund on June 8, 2017, when the fund started.

The chart shows how the value of your investment would have changed, and also shows how the S&P 500® Index performed over the same period.

Period Ending Values
$15,838	Fidelity Flex® Freedom Blend 2060 Fund
$17,552	S&P 500® Index

Fidelity Flex® Freedom Blend 2065 Fund

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The hypothetical investment and the average annual total returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund’s total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended March 31, 2021	Past 1 year	Life of Portfolio
Fidelity Flex® Freedom Blend 2065 Fund	56.66%	19.27%

$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in Fidelity Flex® Freedom Blend 2065 Fund on June 28, 2019, when the fund started.

The chart shows how the value of your investment would have changed, and also shows how the S&P 500® Index performed over the same period.

Period Ending Values
$13,613	Fidelity Flex® Freedom Blend 2065 Fund
$13,944	S&P 500® Index

Management's Discussion of Fund Performance

Market Recap:  For the 12 months ending March 31, 2021, global financial markets were influenced by a number of factors, including elevated volatility resulting from the early-2020 outbreak and spread of COVID-19. The pandemic coincided with equities suffering one of the quickest declines on record, followed by a historic rebound through March 31, driven by global economies reopening, ongoing fiscal and monetary stimulus, and the widespread distribution of COVID-19 vaccines. Many economists raised their expectations for a powerful recovery, as opposed to the sluggish rebound they had been anticipating. In the first quarter of 2021, riskier asset prices and bond yields rose amid the progressing global recovery.

Within this environment, the MSCI ACWI (All Country World Index) ex USA Index gained 49.62% for the 12 months. Canada (+61%) and emerging markets (+59%) fared best among regions. Asia Pacific ex Japan (+52%) also topped the broader market. Conversely, the U.K. (+34%) and Japan (+40%) notably lagged and Europe ex U.K. gained about 50%. By sector, information technology (+83%) led the way, boosted by the semiconductors & semiconductor equipment group (+128%). Materials (+77%), consumer discretionary (+66%) and industrials (+58%) also outperformed. In contrast, notable laggards included four defensive sectors: consumer staples and health care (+23% each) and utilities and real estate (+29% each).

The Dow Jones U.S. Total Stock Market Index gained 62.68% the past 12 months. Among sectors, economically sensitive groups fared best, led by consumer discretionary (+98%), energy and materials (+83% each), industrials (+74%), and information technology (+70%). In contrast, utilities (+19%) fared worst by a wide margin, followed by consumer staples (+31%). Small-cap stocks, as measured by the Russell 2000® Index (+94.85%), handily topped the large-cap-oriented S&P 500® index (+56.35%) the past 12 months. From a style standpoint, value stocks outpaced growth in the smaller-cap segment of the broader market, while growth topped value among large-caps. Commodities, as measured by the Bloomberg Barclays Commodity Index Total Return, rose 35.04%.

Within fixed income, U.S. taxable investment-grade bonds, as measured by the Bloomberg Barclays U.S. Aggregate Bond Index, gained 0.71% the past 12 months. Treasury Inflation-Protected Securities (+8.12%) and corporate bonds (+7.88%) outperformed the broader investment-grade bond index. Long-term (-15.80%) and short-term (+0.13%) U.S. Treasuries underperformed, as did government-related securities (-4.26%). Commercial mortgage-backed securities (+4.36%) and asset-backed securities (+4.57%) each lagged, whereas leveraged loans (+21.93%), high-yield bonds (+20.31%) and emerging-market debt (+14.29%) stood out.

Comments from Co-Portfolio Managers Andrew Dierdorf and Brett Sumsion:  For the fiscal year, shares of each Fidelity Flex Freedom® Blend Fund posted a gain, ranging from 12.84% for Fidelity Flex Freedom Blend Income Fund to 56.66% for Fidelity Flex Freedom Blend 2065 Fund. Each Fund outperformed its Composite index the past 12 months. Security selection among the underlying investment portfolios primarily drove the Funds’ outperformance of Composite indexes. Active asset allocation decisions boosted the Funds' relative results to a lesser extent. Specifically, strong performance among underlying U.S. equity funds notably contributed. In this asset class, Fidelity® Series Blue Chip Growth Fund (+97.44%) was the top contributor, outperforming the 62.74% advance of its benchmark, the Russell 1000® Growth Index. Active management among non-U.S. equities also helped the Funds outperform Composites. Fidelity® Series Emerging Markets Fund (+69.89%) was a key outperformer, besting the 58.41% advance of its benchmark, the MSCI Emerging Markets Index. In investment-grade bonds, an investment in Fidelity® Series Investment Grade Bond Fund (+6.51%) helped, as this fund topped the 0.71% return of the Bloomberg Barclays U.S. Aggregate Bond Index. In terms of active asset allocation, underweighting investment-grade bonds contributed most, as this asset class lagged most others in which the Funds invest. The Funds' relative performance also got a boost from overweighting non-U.S. equities, particularly emerging-markets equities. Conversely, underweighting U.S. equities detracted most. Overweighting short-term debt securities and inflation-protected debt securities also held back relative performance.

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Fidelity Flex® Freedom Blend Income Fund

Investment Summary (Unaudited)

The information in the following tables is based on the direct investments of the Fund.

Top Holdings as of March 31, 2021

% of fund's net assets
Fidelity Series Treasury Bill Index Fund	12.0
Fidelity Series Inflation-Protected Bond Index Fund	12.0
Fidelity Series Investment Grade Bond Fund	11.6
Fidelity Series Government Bond Index Fund	10.4
Fidelity Series Corporate Bond Fund	8.4
Fidelity Series Investment Grade Securitized Fund	8.1
Fidelity Series Government Money Market Fund 0.08%	7.6
Fidelity Series Emerging Markets Opportunities Fund	6.4
Fidelity Series Short-Term Credit Fund	3.7
Fidelity Series Commodity Strategy Fund	2.8
83.0

Asset Allocation (% of fund's net assets)

Period end
Domestic Equity Funds	9.2%
International Equity Funds	12.4%
Bond Funds	55.1%
Short-Term Funds	23.3%

Domestic Equity Funds category includes Fidelity Series Commodity Strategy Fund which invests in commodity-related investments.

Fidelity Flex® Freedom Blend Income Fund

Schedule of Investments March 31, 2021

Showing Percentage of Net Assets

Domestic Equity Funds - 9.2%
	Shares	Value
Fidelity Series Blue Chip Growth Fund (a)	102	$1,772
Fidelity Series Commodity Strategy Fund (a)	696	3,411
Fidelity Series Large Cap Growth Index Fund (a)	71	1,118
Fidelity Series Large Cap Stock Fund (a)	66	1,221
Fidelity Series Large Cap Value Index Fund (a)	159	2,332
Fidelity Series Small Cap Opportunities Fund (a)	33	590
Fidelity Series Value Discovery Fund (a)	54	862
TOTAL DOMESTIC EQUITY FUNDS
(Cost $9,192)		11,306

International Equity Funds - 12.4%
Fidelity Series Canada Fund (a)	49	630
Fidelity Series Emerging Markets Fund (a)	75	877
Fidelity Series Emerging Markets Opportunities Fund (a)	309	7,928
Fidelity Series International Growth Fund (a)	86	1,548
Fidelity Series International Index Fund (a)	55	646
Fidelity Series International Small Cap Fund (a)	27	558
Fidelity Series International Value Fund (a)	143	1,547
Fidelity Series Overseas Fund (a)	123	1,551
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $11,445)		15,285

Bond Funds - 55.1%
Fidelity Series Corporate Bond Fund (a)	960	10,413
Fidelity Series Emerging Markets Debt Fund (a)	74	669
Fidelity Series Emerging Markets Debt Local Currency Fund (a)	22	220
Fidelity Series Floating Rate High Income Fund (a)	14	132
Fidelity Series Government Bond Index Fund (a)	1,226	12,839
Fidelity Series High Income Fund (a)	83	781
Fidelity Series Inflation-Protected Bond Index Fund (a)	1,376	14,775
Fidelity Series International Credit Fund (a)	6	63
Fidelity Series Investment Grade Bond Fund (a)	1,236	14,251
Fidelity Series Investment Grade Securitized Fund (a)	969	9,984
Fidelity Series Long-Term Treasury Bond Index Fund (a)	426	3,362
Fidelity Series Real Estate Income Fund (a)	42	469
TOTAL BOND FUNDS
(Cost $67,003)		67,958

Short-Term Funds - 23.3%
Fidelity Series Government Money Market Fund 0.08% (a)(b)	9,303	9,303
Fidelity Series Short-Term Credit Fund (a)	451	4,588
Fidelity Series Treasury Bill Index Fund (a)	1,478	14,780
TOTAL SHORT-TERM FUNDS
(Cost $28,594)		28,671
TOTAL INVESTMENT IN SECURITIES - 100.0%
(Cost $116,234)		123,220
NET OTHER ASSETS (LIABILITIES) - 0.0%		2
NET ASSETS - 100%		$123,222

Legend

 (a) Affiliated Fund

 (b) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds

Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds, excluding any Money Market Central Funds, is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur.

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Fidelity Series Blue Chip Growth Fund	$890	$1,399	$969	$571	$84	$368	$1,772
Fidelity Series Canada Fund	576	134	346	13	(31)	297	630
Fidelity Series Commodity Strategy Fund	3,707	607	1,792	14	(377)	1,266	3,411
Fidelity Series Corporate Bond Fund	8,355	2,200	674	402	(15)	547	10,413
Fidelity Series Emerging Markets Debt Fund	685	50	157	37	(17)	108	669
Fidelity Series Emerging Markets Debt Local Currency Fund	--	241	18	3	1	(4)	220
Fidelity Series Emerging Markets Fund	452	323	291	13	15	378	877
Fidelity Series Emerging Markets Opportunities Fund	4,491	3,058	3,108	241	345	3,142	7,928
Fidelity Series Floating Rate High Income Fund	146	7	42	7	(2)	23	132
Fidelity Series Government Bond Index Fund	13,027	2,204	1,445	357	63	(1,010)	12,839
Fidelity Series Government Money Market Fund 0.08%	5,568	9,014	5,279	10	--	--	9,303
Fidelity Series High Income Fund	748	46	119	46	(3)	109	781
Fidelity Series Inflation-Protected Bond Index Fund	13,187	1,201	488	193	5	870	14,775
Fidelity Series International Credit Fund	56	5	--	4	--	2	63
Fidelity Series International Growth Fund	1,755	387	979	227	70	315	1,548
Fidelity Series International Index Fund	643	116	351	13	(22)	260	646
Fidelity Series International Small Cap Fund	508	24	217	5	--	243	558
Fidelity Series International Value Fund	1,734	228	1,107	44	(198)	890	1,547
Fidelity Series Investment Grade Bond Fund	12,723	2,174	601	851	(5)	(40)	14,251
Fidelity Series Investment Grade Securitized Fund	8,863	1,853	504	304	2	(230)	9,984
Fidelity Series Large Cap Growth Index Fund	619	685	636	34	57	393	1,118
Fidelity Series Large Cap Stock Fund	640	759	645	69	37	430	1,221
Fidelity Series Large Cap Value Index Fund	1,226	1,433	1,186	50	2	857	2,332
Fidelity Series Long-Term Treasury Bond Index Fund	2,700	1,824	319	321	19	(862)	3,362
Fidelity Series Overseas Fund	1,676	302	1,065	18	30	608	1,551
Fidelity Series Real Estate Income Fund	412	32	103	32	(5)	133	469
Fidelity Series Short-Term Credit Fund	5,217	550	1,335	123	21	135	4,588
Fidelity Series Small Cap Opportunities Fund	296	322	324	13	19	277	590
Fidelity Series Treasury Bill Index Fund	17,984	1,536	4,668	89	(5)	(67)	14,780
Fidelity Series Value Discovery Fund	355	589	412	19	18	312	862
	$109,239	$33,303	$29,180	$4,123	$108	$9,750	$123,220

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of March 31, 2021, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Domestic Equity Funds	$11,306	$11,306	$--	$--
International Equity Funds	15,285	15,285	--	--
Bond Funds	67,958	67,958	--	--
Short-Term Funds	28,671	28,671	--	--
Total Investments in Securities:	$123,220	$123,220	$--	$--

See accompanying notes which are an integral part of the financial statements.

Fidelity Flex® Freedom Blend Income Fund

Financial Statements

Statement of Assets and Liabilities

		March 31, 2021
Assets
Investment in securities, at value — See accompanying schedule:
Affiliated issuers (cost $116,234)	$123,220
Total Investment in Securities (cost $116,234)		$123,220
Cash		3
Receivable for investments sold		799
Total assets		124,022
Liabilities
Payable for investments purchased	$800
Total liabilities		800
Net Assets		$123,222
Net Assets consist of:
Paid in capital		$115,146
Total accumulated earnings (loss)		8,076
Net Assets		$123,222
Net Asset Value, offering price and redemption price per share ($123,222 ÷ 11,495 shares)		$10.72

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Year ended March 31, 2021
Investment Income
Dividends:
Affiliated issuers		$1,627
Expenses
Independent trustees' fees and expenses	$1
Total expenses		1
Net investment income (loss)		1,626
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Affiliated issuers	111
Capital gain distributions from underlying funds:
Affiliated issuers	2,496
Total net realized gain (loss)		2,607
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Affiliated issuers	9,750
Total change in net unrealized appreciation (depreciation)		9,750
Net gain (loss)		12,357
Net increase (decrease) in net assets resulting from operations		$13,983

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Year ended March 31, 2021	Year ended March 31, 2020
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$1,626	$2,560
Net realized gain (loss)	2,607	1,876
Change in net unrealized appreciation (depreciation)	9,750	(2,036)
Net increase (decrease) in net assets resulting from operations	13,983	2,400
Distributions to shareholders	(3,583)	(4,839)
Share transactions
Reinvestment of distributions	3,583	4,839
Net increase (decrease) in net assets resulting from share transactions	3,583	4,839
Total increase (decrease) in net assets	13,983	2,400
Net Assets
Beginning of period	109,239	106,839
End of period	$123,222	$109,239
Other Information
Shares
Sold	–	–
Issued in reinvestment of distributions	340	477
Net increase (decrease)	340	477

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Flex Freedom Blend Income Fund

Years ended March 31,	2021	2020	2019	2018 A
Selected Per–Share Data
Net asset value, beginning of period	$9.79	$10.01	$10.09	$10.00
Income from Investment Operations
Net investment income (loss)B	.14	.23	.25	.18
Net realized and unrealized gain (loss)	1.11	–C	.10	.13
Total from investment operations	1.25	.23	.35	.31
Distributions from net investment income	(.15)	(.24)	(.25)	(.16)
Distributions from net realized gain	(.17)	(.21)	(.18)	(.06)
Total distributions	(.32)	(.45)	(.43)	(.22)
Net asset value, end of period	$10.72	$9.79	$10.01	$10.09
Total ReturnD	12.84%	2.17%	3.63%	3.14%
Ratios to Average Net AssetsE,F
Expenses before reductions	- %G	- %G	- %G	- %H
Expenses net of fee waivers, if any	- %G	- %G	- %G	- %H
Expenses net of all reductions	- %G	- %G	- %G	- %H
Net investment income (loss)	1.37%	2.31%	2.51%	2.21%H
Supplemental Data
Net assets, end of period (000 omitted)	$123	$109	$107	$103
Portfolio turnover rateI	25%	63%	23%	10%H

 A For the period June 8, 2017 (commencement of operations) to March 31, 2018.

 B Calculated based on average shares outstanding during the period.

 C Amount represents less than $.005 per share.

 D Total returns for periods of less than one year are not annualized.

 E Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment advisor, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 G Amount represents less than .005%.

 H Annualized

 I Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

See accompanying notes which are an integral part of the financial statements.

Fidelity Flex® Freedom Blend 2005 Fund

Investment Summary (Unaudited)

The information in the following tables is based on the direct investments of the Fund.

Top Holdings as of March 31, 2021

% of fund's net assets
Fidelity Series Inflation-Protected Bond Index Fund	11.2
Fidelity Series Investment Grade Bond Fund	11.1
Fidelity Series Treasury Bill Index Fund	10.9
Fidelity Series Government Bond Index Fund	10.0
Fidelity Series Corporate Bond Fund	8.1
Fidelity Series Investment Grade Securitized Fund	7.8
Fidelity Series Emerging Markets Opportunities Fund	6.9
Fidelity Series Government Money Market Fund 0.08%	6.9
Fidelity Series Short-Term Credit Fund	3.4
Fidelity Series Commodity Strategy Fund	2.8
79.1

Asset Allocation (% of fund's net assets)

Period end
Domestic Equity Funds	11.8%
International Equity Funds	14.1%
Bond Funds	52.9%
Short-Term Funds	21.2%

Domestic Equity Funds category includes Fidelity Series Commodity Strategy Fund which invests in commodity-related investments.

Fidelity Flex® Freedom Blend 2005 Fund

Schedule of Investments March 31, 2021

Showing Percentage of Net Assets

Domestic Equity Funds - 11.8%
	Shares	Value
Fidelity Series Blue Chip Growth Fund (a)	147	$2,554
Fidelity Series Commodity Strategy Fund (a)	715	3,501
Fidelity Series Large Cap Growth Index Fund (a)	102	1,612
Fidelity Series Large Cap Stock Fund (a)	95	1,759
Fidelity Series Large Cap Value Index Fund (a)	229	3,361
Fidelity Series Small Cap Opportunities Fund (a)	48	850
Fidelity Series Value Discovery Fund (a)	78	1,242
TOTAL DOMESTIC EQUITY FUNDS
(Cost $12,085)		14,879

International Equity Funds - 14.1%
Fidelity Series Canada Fund (a)	62	792
Fidelity Series Emerging Markets Fund (a)	83	968
Fidelity Series Emerging Markets Opportunities Fund (a)	341	8,739
Fidelity Series International Growth Fund (a)	109	1,947
Fidelity Series International Index Fund (a)	70	813
Fidelity Series International Small Cap Fund (a)	34	702
Fidelity Series International Value Fund (a)	179	1,945
Fidelity Series Overseas Fund (a)	155	1,950
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $13,529)		17,856

Bond Funds - 52.9%
Fidelity Series Corporate Bond Fund (a)	946	10,269
Fidelity Series Emerging Markets Debt Fund (a)	76	687
Fidelity Series Emerging Markets Debt Local Currency Fund (a)	23	227
Fidelity Series Floating Rate High Income Fund (a)	15	136
Fidelity Series Government Bond Index Fund (a)	1,209	12,661
Fidelity Series High Income Fund (a)	85	799
Fidelity Series Inflation-Protected Bond Index Fund (a)	1,322	14,193
Fidelity Series International Credit Fund (a)	6	63
Fidelity Series Investment Grade Bond Fund (a)	1,219	14,053
Fidelity Series Investment Grade Securitized Fund (a)	956	9,845
Fidelity Series Long-Term Treasury Bond Index Fund (a)	437	3,451
Fidelity Series Real Estate Income Fund (a)	44	481
TOTAL BOND FUNDS
(Cost $66,098)		66,865

Short-Term Funds - 21.2%
Fidelity Series Government Money Market Fund 0.08% (a)(b)	8,699	8,699
Fidelity Series Short-Term Credit Fund (a)	422	4,290
Fidelity Series Treasury Bill Index Fund (a)	1,381	13,813
TOTAL SHORT-TERM FUNDS
(Cost $26,726)		26,802
TOTAL INVESTMENT IN SECURITIES - 100.0%
(Cost $118,438)		126,402
NET OTHER ASSETS (LIABILITIES) - 0.0%		1
NET ASSETS - 100%		$126,403

Legend

 (a) Affiliated Fund

 (b) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds

Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds, excluding any Money Market Central Funds, is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur.

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Fidelity Series Blue Chip Growth Fund	$1,723	$1,577	$1,529	$864	$201	$582	$2,554
Fidelity Series Canada Fund	721	146	416	16	(14)	355	792
Fidelity Series Commodity Strategy Fund	3,707	619	1,729	14	(351)	1,255	3,501
Fidelity Series Corporate Bond Fund	7,918	2,571	709	388	(16)	505	10,269
Fidelity Series Emerging Markets Debt Fund	685	52	141	37	(15)	106	687
Fidelity Series Emerging Markets Debt Local Currency Fund	--	246	17	3	1	(3)	227
Fidelity Series Emerging Markets Fund	522	326	317	14	17	420	968
Fidelity Series Emerging Markets Opportunities Fund	5,153	2,957	3,243	267	372	3,500	8,739
Fidelity Series Floating Rate High Income Fund	148	8	41	7	(2)	23	136
Fidelity Series Government Bond Index Fund	12,258	2,523	1,196	345	46	(970)	12,661
Fidelity Series Government Money Market Fund 0.08%	4,900	8,723	4,924	9	--	--	8,699
Fidelity Series High Income Fund	755	47	109	47	(3)	109	799
Fidelity Series Inflation-Protected Bond Index Fund	12,031	1,756	401	183	2	805	14,193
Fidelity Series International Credit Fund	57	4	--	4	--	2	63
Fidelity Series International Growth Fund	2,316	474	1,348	291	97	408	1,947
Fidelity Series International Index Fund	827	117	436	16	(18)	323	813
Fidelity Series International Small Cap Fund	653	19	283	6	8	305	702
Fidelity Series International Value Fund	2,200	234	1,373	57	(181)	1,065	1,945
Fidelity Series Investment Grade Bond Fund	12,029	2,780	692	822	(4)	(60)	14,053
Fidelity Series Investment Grade Securitized Fund	8,330	2,221	481	294	1	(226)	9,845
Fidelity Series Large Cap Growth Index Fund	1,249	571	947	54	136	603	1,612
Fidelity Series Large Cap Stock Fund	1,294	671	949	105	61	682	1,759
Fidelity Series Large Cap Value Index Fund	2,438	1,275	1,718	74	15	1,351	3,361
Fidelity Series Long-Term Treasury Bond Index Fund	2,711	1,935	336	326	22	(881)	3,451
Fidelity Series Overseas Fund	2,115	376	1,357	23	52	764	1,950
Fidelity Series Real Estate Income Fund	417	32	98	32	(5)	135	481
Fidelity Series Short-Term Credit Fund	4,605	508	961	109	13	125	4,290
Fidelity Series Small Cap Opportunities Fund	624	268	508	19	11	455	850
Fidelity Series Treasury Bill Index Fund	16,102	1,378	3,603	80	(5)	(59)	13,813
Fidelity Series Value Discovery Fund	739	574	594	28	29	494	1,242
	$109,227	$34,988	$30,456	$4,534	$470	$12,173	$126,402

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of March 31, 2021, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Domestic Equity Funds	$14,879	$14,879	$--	$--
International Equity Funds	17,856	17,856	--	--
Bond Funds	66,865	66,865	--	--
Short-Term Funds	26,802	26,802	--	--
Total Investments in Securities:	$126,402	$126,402	$--	$--

See accompanying notes which are an integral part of the financial statements.

Fidelity Flex® Freedom Blend 2005 Fund

Financial Statements

Statement of Assets and Liabilities

		March 31, 2021
Assets
Investment in securities, at value — See accompanying schedule:
Affiliated issuers (cost $118,438)	$126,402
Total Investment in Securities (cost $118,438)		$126,402
Receivable for investments sold		932
Total assets		127,334
Liabilities
Payable for investments purchased	$931
Total liabilities		931
Net Assets		$126,403
Net Assets consist of:
Paid in capital		$116,849
Total accumulated earnings (loss)		9,554
Net Assets		$126,403
Net Asset Value, offering price and redemption price per share ($126,403 ÷ 11,663 shares)		$10.84

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Year ended March 31, 2021
Investment Income
Dividends:
Affiliated issuers		$1,684
Expenses
Independent trustees' fees and expenses	$1
Total expenses		1
Net investment income (loss)		1,683
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Affiliated issuers	470
Capital gain distributions from underlying funds:
Affiliated issuers	2,850
Total net realized gain (loss)		3,320
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Affiliated issuers	12,173
Total change in net unrealized appreciation (depreciation)		12,173
Net gain (loss)		15,493
Net increase (decrease) in net assets resulting from operations		$17,176

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Year ended March 31, 2021	Year ended March 31, 2020
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$1,683	$2,591
Net realized gain (loss)	3,320	2,094
Change in net unrealized appreciation (depreciation)	12,173	(3,331)
Net increase (decrease) in net assets resulting from operations	17,176	1,354
Distributions to shareholders	(4,220)	(5,390)
Share transactions
Reinvestment of distributions	4,220	5,390
Net increase (decrease) in net assets resulting from share transactions	4,220	5,390
Total increase (decrease) in net assets	17,176	1,354
Net Assets
Beginning of period	109,227	107,873
End of period	$126,403	$109,227
Other Information
Shares
Sold	–	–
Issued in reinvestment of distributions	398	531
Net increase (decrease)	398	531

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Flex Freedom Blend 2005 Fund

Years ended March 31,	2021	2020	2019	2018 A
Selected Per–Share Data
Net asset value, beginning of period	$9.70	$10.05	$10.21	$10.00
Income from Investment Operations
Net investment income (loss)B	.15	.24	.25	.18
Net realized and unrealized gain (loss)	1.36	(.09)	.08	.25
Total from investment operations	1.51	.15	.33	.43
Distributions from net investment income	(.16)	(.25)	(.25)	(.14)
Distributions from net realized gain	(.21)	(.25)	(.24)	(.08)
Total distributions	(.37)	(.50)	(.49)	(.22)
Net asset value, end of period	$10.84	$9.70	$10.05	$10.21
Total ReturnC	15.70%	1.29%	3.43%	4.29%
Ratios to Average Net AssetsD,E
Expenses before reductions	- %F	- %F	- %F	- %G
Expenses net of fee waivers, if any	- %F	- %F	- %F	- %G
Expenses net of all reductions	- %F	- %F	- %F	- %G
Net investment income (loss)	1.39%	2.31%	2.49%	2.21%G
Supplemental Data
Net assets, end of period (000 omitted)	$126	$109	$108	$104
Portfolio turnover rateH	25%	65%	23%	13%G

 A For the period June 8, 2017 (commencement of operations) to March 31, 2018.

 B Calculated based on average shares outstanding during the period.

 C Total returns for periods of less than one year are not annualized.

 D Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment advisor, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 F Amount represents less than .005%.

 G Annualized

 H Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

See accompanying notes which are an integral part of the financial statements.

Fidelity Flex® Freedom Blend 2010 Fund

Investment Summary (Unaudited)

The information in the following tables is based on the direct investments of the Fund.

Top Holdings as of March 31, 2021

% of fund's net assets
Fidelity Series Investment Grade Bond Fund	10.1
Fidelity Series Inflation-Protected Bond Index Fund	9.7
Fidelity Series Government Bond Index Fund	9.1
Fidelity Series Treasury Bill Index Fund	8.8
Fidelity Series Emerging Markets Opportunities Fund	7.9
Fidelity Series Corporate Bond Fund	7.4
Fidelity Series Investment Grade Securitized Fund	7.1
Fidelity Series Government Money Market Fund 0.08%	5.6
Fidelity Series Large Cap Value Index Fund	4.3
Fidelity Series Blue Chip Growth Fund	3.2
73.2

Asset Allocation (% of fund's net assets)

Period end
Domestic Equity Funds	17.2%
International Equity Funds	17.8%
Bond Funds	47.9%
Short-Term Funds	17.1%

Domestic Equity Funds category includes Fidelity Series Commodity Strategy Fund which invests in commodity-related investments.

Fidelity Flex® Freedom Blend 2010 Fund

Schedule of Investments March 31, 2021

Showing Percentage of Net Assets

Domestic Equity Funds - 17.2%
	Shares	Value
Fidelity Series Blue Chip Growth Fund (a)	244	$4,251
Fidelity Series Commodity Strategy Fund (a)	741	3,632
Fidelity Series Large Cap Growth Index Fund (a)	170	2,683
Fidelity Series Large Cap Stock Fund (a)	159	2,930
Fidelity Series Large Cap Value Index Fund (a)	381	5,596
Fidelity Series Small Cap Opportunities Fund (a)	80	1,415
Fidelity Series Value Discovery Fund (a)	130	2,068
TOTAL DOMESTIC EQUITY FUNDS
(Cost $18,311)		22,575

International Equity Funds - 17.8%
Fidelity Series Canada Fund (a)	89	1,142
Fidelity Series Emerging Markets Fund (a)	98	1,148
Fidelity Series Emerging Markets Opportunities Fund (a)	404	10,376
Fidelity Series International Growth Fund (a)	157	2,809
Fidelity Series International Index Fund (a)	100	1,173
Fidelity Series International Small Cap Fund (a)	49	1,013
Fidelity Series International Value Fund (a)	259	2,806
Fidelity Series Overseas Fund (a)	223	2,814
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $17,922)		23,281

Bond Funds - 47.9%
Fidelity Series Corporate Bond Fund (a)	890	9,655
Fidelity Series Emerging Markets Debt Fund (a)	79	713
Fidelity Series Emerging Markets Debt Local Currency Fund (a)	24	236
Fidelity Series Floating Rate High Income Fund (a)	15	140
Fidelity Series Government Bond Index Fund (a)	1,137	11,904
Fidelity Series High Income Fund (a)	88	825
Fidelity Series Inflation-Protected Bond Index Fund (a)	1,186	12,732
Fidelity Series International Credit Fund (a)	6	64
Fidelity Series Investment Grade Bond Fund (a)	1,146	13,214
Fidelity Series Investment Grade Securitized Fund (a)	899	9,257
Fidelity Series Long-Term Treasury Bond Index Fund (a)	453	3,579
Fidelity Series Real Estate Income Fund (a)	45	498
TOTAL BOND FUNDS
(Cost $62,301)		62,817

Short-Term Funds - 17.1%
Fidelity Series Government Money Market Fund 0.08% (a)(b)	7,262	7,262
Fidelity Series Short-Term Credit Fund (a)	352	3,580
Fidelity Series Treasury Bill Index Fund (a)	1,154	11,541
TOTAL SHORT-TERM FUNDS
(Cost $22,319)		22,383
TOTAL INVESTMENT IN SECURITIES - 100.0%
(Cost $120,853)		131,056
NET OTHER ASSETS (LIABILITIES) - 0.0%		(1)
NET ASSETS - 100%		$131,055

Legend

 (a) Affiliated Fund

 (b) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds

Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds, excluding any Money Market Central Funds, is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur.

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Fidelity Series Blue Chip Growth Fund	$2,958	$2,068	$2,066	$1,392	$336	$955	$4,251
Fidelity Series Canada Fund	978	226	533	23	(29)	500	1,142
Fidelity Series Commodity Strategy Fund	3,680	668	1,636	14	(307)	1,227	3,632
Fidelity Series Corporate Bond Fund	7,095	2,909	775	357	(15)	441	9,655
Fidelity Series Emerging Markets Debt Fund	680	57	113	38	(12)	101	713
Fidelity Series Emerging Markets Debt Local Currency Fund	--	252	14	3	1	(3)	236
Fidelity Series Emerging Markets Fund	621	327	308	16	20	488	1,148
Fidelity Series Emerging Markets Opportunities Fund	6,114	2,965	3,201	313	364	4,134	10,376
Fidelity Series Floating Rate High Income Fund	150	7	39	7	(1)	23	140
Fidelity Series Government Bond Index Fund	10,982	2,909	1,129	317	33	(891)	11,904
Fidelity Series Government Money Market Fund 0.08%	3,890	8,027	4,655	8	--	--	7,262
Fidelity Series High Income Fund	764	46	93	47	(2)	110	825
Fidelity Series Inflation-Protected Bond Index Fund	10,317	2,064	348	162	2	697	12,732
Fidelity Series International Credit Fund	57	5	--	4	--	2	64
Fidelity Series International Growth Fund	3,022	708	1,586	412	103	562	2,809
Fidelity Series International Index Fund	1,089	158	493	23	(15)	434	1,173
Fidelity Series International Small Cap Fund	893	21	334	9	7	426	1,013
Fidelity Series International Value Fund	2,876	313	1,600	81	(243)	1,460	2,806
Fidelity Series Investment Grade Bond Fund	10,748	3,313	769	755	(7)	(71)	13,214
Fidelity Series Investment Grade Securitized Fund	7,464	2,520	517	270	(1)	(209)	9,257
Fidelity Series Large Cap Growth Index Fund	2,184	620	1,340	88	215	1,004	2,683
Fidelity Series Large Cap Stock Fund	2,266	681	1,240	168	87	1,136	2,930
Fidelity Series Large Cap Value Index Fund	4,232	1,354	2,241	121	31	2,220	5,596
Fidelity Series Long-Term Treasury Bond Index Fund	2,692	2,096	327	332	28	(910)	3,579
Fidelity Series Overseas Fund	2,801	496	1,592	33	58	1,051	2,814
Fidelity Series Real Estate Income Fund	422	31	87	32	(4)	136	498
Fidelity Series Short-Term Credit Fund	3,721	404	656	88	8	103	3,580
Fidelity Series Small Cap Opportunities Fund	1,112	264	717	31	6	750	1,415
Fidelity Series Treasury Bill Index Fund	13,332	1,130	2,868	66	(5)	(48)	11,541
Fidelity Series Value Discovery Fund	1,310	670	776	46	39	825	2,068
	$108,450	$37,309	$32,053	$5,256	$697	$16,653	$131,056

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of March 31, 2021, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Domestic Equity Funds	$22,575	$22,575	$--	$--
International Equity Funds	23,281	23,281	--	--
Bond Funds	62,817	62,817	--	--
Short-Term Funds	22,383	22,383	--	--
Total Investments in Securities:	$131,056	$131,056	$--	$--

See accompanying notes which are an integral part of the financial statements.

Fidelity Flex® Freedom Blend 2010 Fund

Financial Statements

Statement of Assets and Liabilities

		March 31, 2021
Assets
Investment in securities, at value — See accompanying schedule:
Affiliated issuers (cost $120,853)	$131,056
Total Investment in Securities (cost $120,853)		$131,056
Receivable for investments sold		1,139
Total assets		132,195
Liabilities
Payable for investments purchased	$1,140
Total liabilities		1,140
Net Assets		$131,055
Net Assets consist of:
Paid in capital		$118,850
Total accumulated earnings (loss)		12,205
Net Assets		$131,055
Net Asset Value, offering price and redemption price per share ($131,055 ÷ 11,854 shares)		$11.06

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Year ended March 31, 2021
Investment Income
Dividends:
Affiliated issuers		$1,783
Expenses
Independent trustees' fees and expenses	$1
Total expenses		1
Net investment income (loss)		1,782
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Affiliated issuers	697
Capital gain distributions from underlying funds:
Affiliated issuers	3,473
Total net realized gain (loss)		4,170
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Affiliated issuers	16,653
Total change in net unrealized appreciation (depreciation)		16,653
Net gain (loss)		20,823
Net increase (decrease) in net assets resulting from operations		$22,605

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Year ended March 31, 2021	Year ended March 31, 2020
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$1,782	$2,627
Net realized gain (loss)	4,170	2,474
Change in net unrealized appreciation (depreciation)	16,653	(5,415)
Net increase (decrease) in net assets resulting from operations	22,605	(314)
Distributions to shareholders	(4,973)	(5,958)
Share transactions
Reinvestment of distributions	4,973	5,958
Net increase (decrease) in net assets resulting from share transactions	4,973	5,958
Total increase (decrease) in net assets	22,605	(314)
Net Assets
Beginning of period	108,450	108,764
End of period	$131,055	$108,450
Other Information
Shares
Sold	–	–
Issued in reinvestment of distributions	467	585
Net increase (decrease)	467	585

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Flex Freedom Blend 2010 Fund

Years ended March 31,	2021	2020	2019	2018 A
Selected Per–Share Data
Net asset value, beginning of period	$9.52	$10.07	$10.28	$10.00
Income from Investment Operations
Net investment income (loss)B	.15	.24	.25	.19
Net realized and unrealized gain (loss)	1.82	(.24)	.07	.33
Total from investment operations	1.97	–C	.32	.52
Distributions from net investment income	(.17)	(.25)	(.25)	(.15)
Distributions from net realized gain	(.27)	(.30)	(.29)	(.10)
Total distributions	(.43)D	(.55)	(.53)D	(.24)D
Net asset value, end of period	$11.06	$9.52	$10.07	$10.28
Total ReturnE	20.94%	(.34)%	3.40%	5.20%
Ratios to Average Net AssetsF,G
Expenses before reductions	- %H	- %H	- %H	- %I
Expenses net of fee waivers, if any	- %H	- %H	- %H	- %I
Expenses net of all reductions	- %H	- %H	- %H	- %I
Net investment income (loss)	1.45%	2.32%	2.46%	2.22%I
Supplemental Data
Net assets, end of period (000 omitted)	$131	$108	$109	$105
Portfolio turnover rateJ	26%	65%	23%	13%I

 A For the period June 8, 2017 (commencement of operations) to March 31, 2018.

 B Calculated based on average shares outstanding during the period.

 C Amount represents less than $.005 per share.

 D Total distributions per share do not sum due to rounding.

 E Total returns for periods of less than one year are not annualized.

 F Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment advisor, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 H Amount represents less than .005%.

 I Annualized

 J Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

See accompanying notes which are an integral part of the financial statements.

Fidelity Flex® Freedom Blend 2015 Fund

Investment Summary (Unaudited)

The information in the following tables is based on the direct investments of the Fund.

Top Holdings as of March 31, 2021

% of fund's net assets
Fidelity Series Investment Grade Bond Fund	9.0
Fidelity Series Emerging Markets Opportunities Fund	8.9
Fidelity Series Inflation-Protected Bond Index Fund	8.4
Fidelity Series Government Bond Index Fund	8.1
Fidelity Series Treasury Bill Index Fund	6.6
Fidelity Series Corporate Bond Fund	6.6
Fidelity Series Investment Grade Securitized Fund	6.3
Fidelity Series Large Cap Value Index Fund	5.9
Fidelity Series Blue Chip Growth Fund	4.5
Fidelity Series Government Money Market Fund 0.08%	4.2
68.5

Asset Allocation (% of fund's net assets)

Period end
Domestic Equity Funds	22.7%
International Equity Funds	21.5%
Bond Funds	42.9%
Short-Term Funds	12.9%

Domestic Equity Funds category includes Fidelity Series Commodity Strategy Fund which invests in commodity-related investments.

Fidelity Flex® Freedom Blend 2015 Fund

Schedule of Investments March 31, 2021

Showing Percentage of Net Assets

Domestic Equity Funds - 22.7%
	Shares	Value
Fidelity Series Blue Chip Growth Fund (a)	349	$6,080
Fidelity Series Commodity Strategy Fund (a)	768	3,763
Fidelity Series Large Cap Growth Index Fund (a)	243	3,837
Fidelity Series Large Cap Stock Fund (a)	227	4,191
Fidelity Series Large Cap Value Index Fund (a)	545	8,005
Fidelity Series Small Cap Opportunities Fund (a)	114	2,025
Fidelity Series Value Discovery Fund (a)	186	2,958
TOTAL DOMESTIC EQUITY FUNDS
(Cost $25,005)		30,859

International Equity Funds - 21.5%
Fidelity Series Canada Fund (a)	119	1,517
Fidelity Series Emerging Markets Fund (a)	115	1,342
Fidelity Series Emerging Markets Opportunities Fund (a)	473	12,136
Fidelity Series International Growth Fund (a)	208	3,732
Fidelity Series International Index Fund (a)	133	1,558
Fidelity Series International Small Cap Fund (a)	65	1,346
Fidelity Series International Value Fund (a)	344	3,728
Fidelity Series Overseas Fund (a)	296	3,738
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $22,643)		29,097

Bond Funds - 42.9%
Fidelity Series Corporate Bond Fund (a)	820	8,894
Fidelity Series Emerging Markets Debt Fund (a)	81	739
Fidelity Series Emerging Markets Debt Local Currency Fund (a)	24	245
Fidelity Series Floating Rate High Income Fund (a)	16	144
Fidelity Series Government Bond Index Fund (a)	1,047	10,967
Fidelity Series High Income Fund (a)	91	854
Fidelity Series Inflation-Protected Bond Index Fund (a)	1,065	11,440
Fidelity Series International Credit Fund (a)	7	65
Fidelity Series Investment Grade Bond Fund (a)	1,056	12,173
Fidelity Series Investment Grade Securitized Fund (a)	828	8,528
Fidelity Series Long-Term Treasury Bond Index Fund (a)	469	3,708
Fidelity Series Real Estate Income Fund (a)	47	516
TOTAL BOND FUNDS
(Cost $57,973)		58,273

Short-Term Funds - 12.9%
Fidelity Series Government Money Market Fund 0.08% (a)(b)	5,693	5,693
Fidelity Series Short-Term Credit Fund (a)	276	2,807
Fidelity Series Treasury Bill Index Fund (a)	905	9,048
TOTAL SHORT-TERM FUNDS
(Cost $17,497)		17,548
TOTAL INVESTMENT IN SECURITIES - 100.0%
(Cost $123,118)		135,777
NET OTHER ASSETS (LIABILITIES) - 0.0%		1
NET ASSETS - 100%		$135,778

Legend

 (a) Affiliated Fund

 (b) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds

Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds, excluding any Money Market Central Funds, is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur.

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Fidelity Series Blue Chip Growth Fund	$4,171	$2,528	$2,403	$1,938	$437	$1,347	$6,080
Fidelity Series Canada Fund	1,238	254	580	30	(30)	635	1,517
Fidelity Series Commodity Strategy Fund	3,651	733	1,556	15	(281)	1,216	3,763
Fidelity Series Corporate Bond Fund	6,240	3,084	791	321	(14)	375	8,894
Fidelity Series Emerging Markets Debt Fund	675	61	85	38	(9)	97	739
Fidelity Series Emerging Markets Debt Local Currency Fund	--	259	11	4	--	(3)	245
Fidelity Series Emerging Markets Fund	727	329	294	19	22	558	1,342
Fidelity Series Emerging Markets Opportunities Fund	7,032	3,055	3,082	362	346	4,785	12,136
Fidelity Series Floating Rate High Income Fund	151	7	36	7	(1)	23	144
Fidelity Series Government Bond Index Fund	9,656	3,255	1,162	285	21	(803)	10,967
Fidelity Series Government Money Market Fund 0.08%	3,003	7,033	4,343	5	--	--	5,693
Fidelity Series High Income Fund	772	50	77	48	(2)	111	854
Fidelity Series Inflation-Protected Bond Index Fund	8,907	2,297	374	144	1	609	11,440
Fidelity Series International Credit Fund	58	5	--	4	--	2	65
Fidelity Series International Growth Fund	3,711	893	1,715	540	116	727	3,732
Fidelity Series International Index Fund	1,359	173	509	30	(14)	549	1,558
Fidelity Series International Small Cap Fund	1,096	33	328	12	9	536	1,346
Fidelity Series International Value Fund	3,542	412	1,791	106	(174)	1,739	3,728
Fidelity Series Investment Grade Bond Fund	9,410	3,636	786	679	(9)	(78)	12,173
Fidelity Series Investment Grade Securitized Fund	6,566	2,748	593	243	(1)	(192)	8,528
Fidelity Series Large Cap Growth Index Fund	3,099	633	1,581	123	265	1,421	3,837
Fidelity Series Large Cap Stock Fund	3,217	810	1,558	234	105	1,617	4,191
Fidelity Series Large Cap Value Index Fund	5,990	1,531	2,678	170	49	3,113	8,005
Fidelity Series Long-Term Treasury Bond Index Fund	2,684	2,256	330	339	29	(931)	3,708
Fidelity Series Overseas Fund	3,473	630	1,766	43	46	1,355	3,738
Fidelity Series Real Estate Income Fund	425	32	75	33	(3)	137	516
Fidelity Series Short-Term Credit Fund	2,803	298	377	67	4	79	2,807
Fidelity Series Small Cap Opportunities Fund	1,589	269	899	43	3	1,063	2,025
Fidelity Series Treasury Bill Index Fund	10,499	832	2,241	52	(5)	(37)	9,048
Fidelity Series Value Discovery Fund	1,867	780	898	65	48	1,161	2,958
	$107,611	$38,916	$32,919	$5,999	$958	$21,211	$135,777

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of March 31, 2021, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Domestic Equity Funds	$30,859	$30,859	$--	$--
International Equity Funds	29,097	29,097	--	--
Bond Funds	58,273	58,273	--	--
Short-Term Funds	17,548	17,548	--	--
Total Investments in Securities:	$135,777	$135,777	$--	$--

See accompanying notes which are an integral part of the financial statements.

Fidelity Flex® Freedom Blend 2015 Fund

Financial Statements

Statement of Assets and Liabilities

		March 31, 2021
Assets
Investment in securities, at value — See accompanying schedule:
Affiliated issuers (cost $123,118)	$135,777
Total Investment in Securities (cost $123,118)		$135,777
Receivable for investments sold		1,328
Total assets		137,105
Liabilities
Payable for investments purchased	$1,327
Total liabilities		1,327
Net Assets		$135,778
Net Assets consist of:
Paid in capital		$120,717
Total accumulated earnings (loss)		15,061
Net Assets		$135,778
Net Asset Value, offering price and redemption price per share ($135,778 ÷ 12,028 shares)		$11.29

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Year ended March 31, 2021
Investment Income
Dividends:
Affiliated issuers		$1,881
Expenses
Independent trustees' fees and expenses	$1
Total expenses		1
Net investment income (loss)		1,880
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Affiliated issuers	958
Capital gain distributions from underlying funds:
Affiliated issuers	4,118
Total net realized gain (loss)		5,076
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Affiliated issuers	21,211
Total change in net unrealized appreciation (depreciation)		21,211
Net gain (loss)		26,287
Net increase (decrease) in net assets resulting from operations		$28,167

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Year ended March 31, 2021	Year ended March 31, 2020
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$1,880	$2,667
Net realized gain (loss)	5,076	2,625
Change in net unrealized appreciation (depreciation)	21,211	(7,301)
Net increase (decrease) in net assets resulting from operations	28,167	(2,009)
Distributions to shareholders	(5,633)	(6,490)
Share transactions
Reinvestment of distributions	5,633	6,490
Net increase (decrease) in net assets resulting from share transactions	5,633	6,490
Total increase (decrease) in net assets	28,167	(2,009)
Net Assets
Beginning of period	107,611	109,620
End of period	$135,778	$107,611
Other Information
Shares
Sold	–	–
Issued in reinvestment of distributions	524	636
Net increase (decrease)	524	636

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Flex Freedom Blend 2015 Fund

Years ended March 31,	2021	2020	2019	2018 A
Selected Per–Share Data
Net asset value, beginning of period	$9.35	$10.09	$10.35	$10.00
Income from Investment Operations
Net investment income (loss)B	.16	.24	.24	.19
Net realized and unrealized gain (loss)	2.27	(.39)	.08	.42
Total from investment operations	2.43	(.15)	.32	.61
Distributions from net investment income	(.17)	(.25)	(.24)	(.15)
Distributions from net realized gain	(.31)	(.34)	(.33)	(.11)
Total distributions	(.49)C	(.59)	(.58)C	(.26)
Net asset value, end of period	$11.29	$9.35	$10.09	$10.35
Total ReturnD	26.24%	(1.91)%	3.37%	6.09%
Ratios to Average Net AssetsE,F
Expenses before reductions	- %G	- %G	- %G	- %H
Expenses net of fee waivers, if any	- %G	- %G	- %G	- %H
Expenses net of all reductions	- %G	- %G	- %G	- %H
Net investment income (loss)	1.50%	2.34%	2.43%	2.21%H
Supplemental Data
Net assets, end of period (000 omitted)	$136	$108	$110	$106
Portfolio turnover rateI	26%	66%	23%	14%H

 A For the period June 8, 2017 (commencement of operations) to March 31, 2018.

 B Calculated based on average shares outstanding during the period.

 C Total distributions per share do not sum due to rounding.

 D Total returns for periods of less than one year are not annualized.

 E Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment advisor, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 G Amount represents less than .005%.

 H Annualized

 I Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

See accompanying notes which are an integral part of the financial statements.

Fidelity Flex® Freedom Blend 2020 Fund

Investment Summary (Unaudited)

The information in the following tables is based on the direct investments of the Fund.

Top Holdings as of March 31, 2021

% of fund's net assets
Fidelity Series Emerging Markets Opportunities Fund	9.9
Fidelity Series Investment Grade Bond Fund	7.8
Fidelity Series Large Cap Value Index Fund	7.5
Fidelity Series Inflation-Protected Bond Index Fund	7.2
Fidelity Series Government Bond Index Fund	7.1
Fidelity Series Corporate Bond Fund	5.7
Fidelity Series Blue Chip Growth Fund	5.6
Fidelity Series Investment Grade Securitized Fund	5.5
Fidelity Series Treasury Bill Index Fund	4.6
Fidelity Series Large Cap Stock Fund	3.9
64.8

Asset Allocation (% of fund's net assets)

Period end
Domestic Equity Funds	28.1%
International Equity Funds	25.0%
Bond Funds	37.9%
Short-Term Funds	9.0%

Domestic Equity Funds category includes Fidelity Series Commodity Strategy Fund which invests in commodity-related investments.

Fidelity Flex® Freedom Blend 2020 Fund

Schedule of Investments March 31, 2021

Showing Percentage of Net Assets

Domestic Equity Funds - 28.1%
	Shares	Value
Fidelity Series Blue Chip Growth Fund (a)	454	$7,910
Fidelity Series Commodity Strategy Fund (a)	792	3,879
Fidelity Series Large Cap Growth Index Fund (a)	318	5,022
Fidelity Series Large Cap Stock Fund (a)	297	5,486
Fidelity Series Large Cap Value Index Fund (a)	713	10,478
Fidelity Series Small Cap Opportunities Fund (a)	150	2,650
Fidelity Series Value Discovery Fund (a)	246	3,919
TOTAL DOMESTIC EQUITY FUNDS
(Cost $31,856)		39,344

International Equity Funds - 25.0%
Fidelity Series Canada Fund (a)	149	1,901
Fidelity Series Emerging Markets Fund (a)	132	1,538
Fidelity Series Emerging Markets Opportunities Fund (a)	542	13,905
Fidelity Series International Growth Fund (a)	261	4,676
Fidelity Series International Index Fund (a)	167	1,952
Fidelity Series International Small Cap Fund (a)	81	1,686
Fidelity Series International Value Fund (a)	430	4,671
Fidelity Series Overseas Fund (a)	371	4,684
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $27,523)		35,013

Bond Funds - 37.9%
Fidelity Series Corporate Bond Fund (a)	739	8,023
Fidelity Series Emerging Markets Debt Fund (a)	84	761
Fidelity Series Emerging Markets Debt Local Currency Fund (a)	25	251
Fidelity Series Floating Rate High Income Fund (a)	16	148
Fidelity Series Government Bond Index Fund (a)	945	9,893
Fidelity Series High Income Fund (a)	94	880
Fidelity Series Inflation-Protected Bond Index Fund (a)	935	10,047
Fidelity Series International Credit Fund (a)	8	79
Fidelity Series Investment Grade Bond Fund (a)	952	10,981
Fidelity Series Investment Grade Securitized Fund (a)	747	7,693
Fidelity Series Long-Term Treasury Bond Index Fund (a)	484	3,823
Fidelity Series Real Estate Income Fund (a)	48	532
TOTAL BOND FUNDS
(Cost $53,013)		53,111

Short-Term Funds - 9.0%
Fidelity Series Government Money Market Fund 0.08% (a)(b)	4,074	4,074
Fidelity Series Short-Term Credit Fund (a)	197	2,008
Fidelity Series Treasury Bill Index Fund (a)	648	6,476
TOTAL SHORT-TERM FUNDS
(Cost $12,519)		12,558
TOTAL INVESTMENT IN SECURITIES - 100.0%
(Cost $124,911)		140,026
NET OTHER ASSETS (LIABILITIES) - 0.0%		(1)
NET ASSETS - 100%		$140,025

Legend

 (a) Affiliated Fund

 (b) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds

Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds, excluding any Money Market Central Funds, is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur.

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Fidelity Series Blue Chip Growth Fund	$5,247	$3,277	$2,841	$2,472	$499	$1,728	$7,910
Fidelity Series Canada Fund	1,442	252	521	38	(19)	747	1,901
Fidelity Series Commodity Strategy Fund	3,618	806	1,492	15	(250)	1,197	3,879
Fidelity Series Corporate Bond Fund	5,456	3,038	779	285	(13)	321	8,023
Fidelity Series Emerging Markets Debt Fund	668	64	57	37	(6)	92	761
Fidelity Series Emerging Markets Debt Local Currency Fund	--	261	7	4	--	(3)	251
Fidelity Series Emerging Markets Fund	816	322	241	21	16	625	1,538
Fidelity Series Emerging Markets Opportunities Fund	7,822	3,229	2,868	410	314	5,408	13,905
Fidelity Series Floating Rate High Income Fund	151	7	32	7	(1)	23	148
Fidelity Series Government Bond Index Fund	8,442	3,240	1,090	253	14	(713)	9,893
Fidelity Series Government Money Market Fund 0.08%	2,285	5,630	3,841	4	--	--	4,074
Fidelity Series High Income Fund	775	53	57	48	(1)	110	880
Fidelity Series Inflation-Protected Bond Index Fund	7,541	2,395	408	125	1	518	10,047
Fidelity Series International Credit Fund	70	6	--	5	--	3	79
Fidelity Series International Growth Fund	4,328	1,165	1,805	666	104	884	4,676
Fidelity Series International Index Fund	1,602	232	527	37	(10)	655	1,952
Fidelity Series International Small Cap Fund	1,271	33	275	14	9	648	1,686
Fidelity Series International Value Fund	4,131	614	1,970	130	(151)	2,047	4,671
Fidelity Series Investment Grade Bond Fund	8,185	3,772	887	602	(9)	(80)	10,981
Fidelity Series Investment Grade Securitized Fund	5,743	2,714	590	215	(2)	(172)	7,693
Fidelity Series Large Cap Growth Index Fund	3,908	650	1,655	157	276	1,843	5,022
Fidelity Series Large Cap Stock Fund	4,057	832	1,597	296	120	2,074	5,486
Fidelity Series Large Cap Value Index Fund	7,546	1,734	2,828	218	46	3,980	10,478
Fidelity Series Long-Term Treasury Bond Index Fund	2,673	2,406	336	344	29	(949)	3,823
Fidelity Series Overseas Fund	4,061	749	1,806	53	(29)	1,709	4,684
Fidelity Series Real Estate Income Fund	425	33	60	33	(3)	137	532
Fidelity Series Short-Term Credit Fund	1,986	61	97	48	--	58	2,008
Fidelity Series Small Cap Opportunities Fund	2,010	302	1,008	55	(2)	1,348	2,650
Fidelity Series Treasury Bill Index Fund	8,013	493	1,998	40	(5)	(27)	6,476
Fidelity Series Value Discovery Fund	2,359	877	859	84	47	1,495	3,919
Total	$106,631	$39,247	$32,532	$6,716	$974	$25,706	$140,026

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of March 31, 2021, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Domestic Equity Funds	$39,344	$39,344	$--	$--
International Equity Funds	35,013	35,013	--	--
Bond Funds	53,111	53,111	--	--
Short-Term Funds	12,558	12,558	--	--
Total Investments in Securities:	$140,026	$140,026	$--	$--

See accompanying notes which are an integral part of the financial statements.

Fidelity Flex® Freedom Blend 2020 Fund

Financial Statements

Statement of Assets and Liabilities

		March 31, 2021
Assets
Investment in securities, at value — See accompanying schedule:
Affiliated issuers (cost $124,911)	$140,026
Total Investment in Securities (cost $124,911)		$140,026
Receivable for investments sold		1,359
Total assets		141,385
Liabilities
Payable for investments purchased	$1,360
Total liabilities		1,360
Net Assets		$140,025
Net Assets consist of:
Paid in capital		$122,229
Total accumulated earnings (loss)		17,796
Net Assets		$140,025
Net Asset Value, offering price and redemption price per share ($140,025 ÷ 12,170 shares)		$11.51

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Year ended March 31, 2021
Investment Income
Dividends:
Affiliated issuers		$1,977
Expenses
Independent trustees' fees and expenses	$1
Total expenses		1
Net investment income (loss)		1,976
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Affiliated issuers	974
Capital gain distributions from underlying funds:
Affiliated issuers	4,739
Total net realized gain (loss)		5,713
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Affiliated issuers	25,706
Total change in net unrealized appreciation (depreciation)		25,706
Net gain (loss)		31,419
Net increase (decrease) in net assets resulting from operations		$33,395

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Year ended March 31, 2021	Year ended March 31, 2020
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$1,976	$2,697
Net realized gain (loss)	5,713	2,900
Change in net unrealized appreciation (depreciation)	25,706	(9,174)
Net increase (decrease) in net assets resulting from operations	33,395	(3,577)
Distributions to shareholders	(6,234)	(6,956)
Share transactions
Reinvestment of distributions	6,233	6,956
Net increase (decrease) in net assets resulting from share transactions	6,233	6,956
Total increase (decrease) in net assets	33,394	(3,577)
Net Assets
Beginning of period	106,631	110,208
End of period	$140,025	$106,631
Other Information
Shares
Sold	–	–
Issued in reinvestment of distributions	576	681
Net increase (decrease)	576	681

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Flex Freedom Blend 2020 Fund

Years ended March 31,	2021	2020	2019	2018 A
Selected Per–Share Data
Net asset value, beginning of period	$9.20	$10.10	$10.40	$10.00
Income from Investment Operations
Net investment income (loss)B	.17	.24	.24	.19
Net realized and unrealized gain (loss)	2.67	(.51)	.07	.48
Total from investment operations	2.84	(.27)	.31	.67
Distributions from net investment income	(.18)	(.25)	(.24)	(.16)
Distributions from net realized gain	(.36)	(.38)	(.36)	(.12)
Total distributions	(.53)C	(.63)	(.61)C	(.27)C
Net asset value, end of period	$11.51	$9.20	$10.10	$10.40
Total ReturnD	31.33%	(3.23)%	3.28%	6.72%
Ratios to Average Net AssetsE,F
Expenses before reductions	- %G	- %G	- %G	- %H
Expenses net of fee waivers, if any	- %G	- %G	- %G	- %H
Expenses net of all reductions	- %G	- %G	- %G	- %H
Net investment income (loss)	1.55%	2.35%	2.41%	2.22%H
Supplemental Data
Net assets, end of period (000 omitted)	$140	$107	$110	$107
Portfolio turnover rateI	26%	67%	22%	14%H

 A For the period June 8, 2017 (commencement of operations) to March 31, 2018.

 B Calculated based on average shares outstanding during the period.

 C Total distributions per share do not sum due to rounding.

 D Total returns for periods of less than one year are not annualized.

 E Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment advisor, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 G Amount represents less than .005%.

 H Annualized

 I Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

See accompanying notes which are an integral part of the financial statements.

Fidelity Flex® Freedom Blend 2025 Fund

Investment Summary (Unaudited)

The information in the following tables is based on the direct investments of the Fund.

Top Holdings as of March 31, 2021

% of fund's net assets
Fidelity Series Emerging Markets Opportunities Fund	10.6
Fidelity Series Large Cap Value Index Fund	8.6
Fidelity Series Investment Grade Bond Fund	7.1
Fidelity Series Blue Chip Growth Fund	6.5
Fidelity Series Government Bond Index Fund	6.4
Fidelity Series Inflation-Protected Bond Index Fund	6.3
Fidelity Series Corporate Bond Fund	5.2
Fidelity Series Investment Grade Securitized Fund	5.0
Fidelity Series Large Cap Stock Fund	4.6
Fidelity Series Large Cap Growth Index Fund	4.1
64.4

Asset Allocation (% of fund's net assets)

Period end
Domestic Equity Funds	32.0%
International Equity Funds	27.6%
Bond Funds	34.5%
Short-Term Funds	5.9%

Domestic Equity Funds category includes Fidelity Series Commodity Strategy Fund which invests in commodity-related investments.

Fidelity Flex® Freedom Blend 2025 Fund

Schedule of Investments March 31, 2021

Showing Percentage of Net Assets

Domestic Equity Funds - 32.0%
	Shares	Value
Fidelity Series Blue Chip Growth Fund (a)	535	$9,315
Fidelity Series Commodity Strategy Fund (a)	811	3,975
Fidelity Series Large Cap Growth Index Fund (a)	376	5,937
Fidelity Series Large Cap Stock Fund (a)	357	6,578
Fidelity Series Large Cap Value Index Fund (a)	843	12,387
Fidelity Series Small Cap Opportunities Fund (a)	177	3,130
Fidelity Series Value Discovery Fund (a)	287	4,577
TOTAL DOMESTIC EQUITY FUNDS
(Cost $37,213)		45,899

International Equity Funds - 27.6%
Fidelity Series Canada Fund (a)	172	2,198
Fidelity Series Emerging Markets Fund (a)	145	1,690
Fidelity Series Emerging Markets Opportunities Fund (a)	595	15,266
Fidelity Series International Growth Fund (a)	301	5,407
Fidelity Series International Index Fund (a)	193	2,257
Fidelity Series International Small Cap Fund (a)	94	1,950
Fidelity Series International Value Fund (a)	498	5,401
Fidelity Series Overseas Fund (a)	429	5,416
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $31,325)		39,585

Bond Funds - 34.5%
Fidelity Series Corporate Bond Fund (a)	683	7,416
Fidelity Series Emerging Markets Debt Fund (a)	86	780
Fidelity Series Emerging Markets Debt Local Currency Fund (a)	26	258
Fidelity Series Floating Rate High Income Fund (a)	16	152
Fidelity Series Government Bond Index Fund (a)	873	9,145
Fidelity Series High Income Fund (a)	96	902
Fidelity Series Inflation-Protected Bond Index Fund (a)	848	9,106
Fidelity Series International Credit Fund (a)	8	80
Fidelity Series Investment Grade Bond Fund (a)	880	10,150
Fidelity Series Investment Grade Securitized Fund (a)	690	7,111
Fidelity Series Long-Term Treasury Bond Index Fund (a)	496	3,917
Fidelity Series Real Estate Income Fund (a)	49	546
TOTAL BOND FUNDS
(Cost $49,602)		49,563

Short-Term Funds - 5.9%
Fidelity Series Government Money Market Fund 0.08% (a)(b)	2,739	2,739
Fidelity Series Short-Term Credit Fund (a)	133	1,349
Fidelity Series Treasury Bill Index Fund (a)	435	4,354
TOTAL SHORT-TERM FUNDS
(Cost $8,417)		8,442
TOTAL INVESTMENT IN SECURITIES - 100.0%
(Cost $126,557)		143,489
NET OTHER ASSETS (LIABILITIES) - 0.0%		(1)
NET ASSETS - 100%		$143,488

Legend

 (a) Affiliated Fund

 (b) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds

Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds, excluding any Money Market Central Funds, is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur.

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Fidelity Series Blue Chip Growth Fund	$6,087	$3,642	$2,992	$2,884	$552	$2,026	$9,315
Fidelity Series Canada Fund	1,639	314	584	43	(18)	847	2,198
Fidelity Series Commodity Strategy Fund	3,596	852	1,430	15	(220)	1,177	3,975
Fidelity Series Corporate Bond Fund	4,894	3,096	841	259	(15)	282	7,416
Fidelity Series Emerging Markets Debt Fund	664	67	36	38	(4)	89	780
Fidelity Series Emerging Markets Debt Local Currency Fund	--	265	5	4	--	(2)	258
Fidelity Series Emerging Markets Fund	879	373	256	24	22	672	1,690
Fidelity Series Emerging Markets Opportunities Fund	8,438	3,338	2,696	446	294	5,892	15,266
Fidelity Series Floating Rate High Income Fund	153	7	30	7	(1)	23	152
Fidelity Series Government Bond Index Fund	7,568	3,384	1,164	230	8	(651)	9,145
Fidelity Series Government Money Market Fund 0.08%	1,764	4,649	3,674	2	--	--	2,739
Fidelity Series High Income Fund	779	57	43	49	(1)	110	902
Fidelity Series Inflation-Protected Bond Index Fund	6,733	2,393	485	113	2	463	9,106
Fidelity Series International Credit Fund	71	6	--	5	--	3	80
Fidelity Series International Growth Fund	4,785	1,270	1,747	763	99	1,000	5,407
Fidelity Series International Index Fund	1,797	211	481	43	(10)	740	2,257
Fidelity Series International Small Cap Fund	1,413	46	252	16	8	735	1,950
Fidelity Series International Value Fund	4,587	663	2,000	149	(120)	2,271	5,401
Fidelity Series Investment Grade Bond Fund	7,300	3,789	849	548	(9)	(81)	10,150
Fidelity Series Investment Grade Securitized Fund	5,153	2,746	628	196	(2)	(158)	7,111
Fidelity Series Large Cap Growth Index Fund	4,544	698	1,765	183	280	2,180	5,937
Fidelity Series Large Cap Stock Fund	4,708	956	1,642	345	119	2,437	6,578
Fidelity Series Large Cap Value Index Fund	8,756	1,972	3,040	256	78	4,621	12,387
Fidelity Series Long-Term Treasury Bond Index Fund	2,680	2,531	357	348	32	(969)	3,917
Fidelity Series Overseas Fund	4,490	832	1,808	61	(31)	1,933	5,416
Fidelity Series Real Estate Income Fund	427	34	50	33	(2)	137	546
Fidelity Series Short-Term Credit Fund	1,231	84	2	30	--	36	1,349
Fidelity Series Small Cap Opportunities Fund	2,333	311	1,086	65	(2)	1,574	3,130
Fidelity Series Treasury Bill Index Fund	5,777	240	1,640	29	(5)	(18)	4,354
Fidelity Series Value Discovery Fund	2,738	960	920	98	65	1,734	4,577
Total	$105,984	$39,786	$32,503	$7,282	$1,119	$29,103	$143,489

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of March 31, 2021, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Domestic Equity Funds	$45,899	$45,899	$--	$--
International Equity Funds	39,585	39,585	--	--
Bond Funds	49,563	49,563	--	--
Short-Term Funds	8,442	8,442	--	--
Total Investments in Securities:	$143,489	$143,489	$--	$--

See accompanying notes which are an integral part of the financial statements.

Fidelity Flex® Freedom Blend 2025 Fund

Financial Statements

Statement of Assets and Liabilities

		March 31, 2021
Assets
Investment in securities, at value — See accompanying schedule:
Affiliated issuers (cost $126,557)	$143,489
Total Investment in Securities (cost $126,557)		$143,489
Receivable for investments sold		1,424
Total assets		144,913
Liabilities
Payable for investments purchased	$1,425
Total liabilities		1,425
Net Assets		$143,488
Net Assets consist of:
Paid in capital		$123,572
Total accumulated earnings (loss)		19,916
Net Assets		$143,488
Net Asset Value, offering price and redemption price per share ($143,488 ÷ 12,295 shares)		$11.67

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Year ended March 31, 2021
Investment Income
Dividends:
Affiliated issuers		$2,053
Expenses
Independent trustees' fees and expenses	$1
Total expenses		1
Net investment income (loss)		2,052
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Affiliated issuers	1,119
Capital gain distributions from underlying funds:
Affiliated issuers	5,229
Total net realized gain (loss)		6,348
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Affiliated issuers	29,103
Total change in net unrealized appreciation (depreciation)		29,103
Net gain (loss)		35,451
Net increase (decrease) in net assets resulting from operations		$37,503

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Year ended March 31, 2021	Year ended March 31, 2020
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$2,052	$2,718
Net realized gain (loss)	6,348	3,073
Change in net unrealized appreciation (depreciation)	29,103	(10,567)
Net increase (decrease) in net assets resulting from operations	37,503	(4,776)
Distributions to shareholders	(6,685)	(7,426)
Share transactions
Reinvestment of distributions	6,685	7,426
Net increase (decrease) in net assets resulting from share transactions	6,685	7,426
Total increase (decrease) in net assets	37,503	(4,776)
Net Assets
Beginning of period	105,985	110,761
End of period	$143,488	$105,985
Other Information
Shares
Sold	–	–
Issued in reinvestment of distributions	614	726
Net increase (decrease)	614	726

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Flex Freedom Blend 2025 Fund

Years ended March 31,	2021	2020	2019	2018 A
Selected Per–Share Data
Net asset value, beginning of period	$9.07	$10.11	$10.44	$10.00
Income from Investment Operations
Net investment income (loss)B	.17	.24	.24	.19
Net realized and unrealized gain (loss)	3.00	(.61)	.06	.54
Total from investment operations	3.17	(.37)	.30	.73
Distributions from net investment income	(.18)	(.24)	(.24)	(.16)
Distributions from net realized gain	(.39)	(.42)	(.39)	(.13)
Total distributions	(.57)	(.67)C	(.63)	(.29)
Net asset value, end of period	$11.67	$9.07	$10.11	$10.44
Total ReturnD	35.43%	(4.34)%	3.28%	7.24%
Ratios to Average Net AssetsE,F
Expenses before reductions	- %G	- %G	- %G	- %H
Expenses net of fee waivers, if any	- %G	- %G	- %G	- %H
Expenses net of all reductions	- %G	- %G	- %G	- %H
Net investment income (loss)	1.59%	2.35%	2.37%	2.20%H
Supplemental Data
Net assets, end of period (000 omitted)	$143	$106	$111	$107
Portfolio turnover rateI	25%	68%	22%	14%H

 A For the period June 8, 2017 (commencement of operations) to March 31, 2018.

 B Calculated based on average shares outstanding during the period.

 C Total distributions per share do not sum due to rounding.

 D Total returns for periods of less than one year are not annualized.

 E Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment advisor, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 G Amount represents less than .005%.

 H Annualized

 I Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

See accompanying notes which are an integral part of the financial statements.

Fidelity Flex® Freedom Blend 2030 Fund

Investment Summary (Unaudited)

The information in the following tables is based on the direct investments of the Fund.

Top Holdings as of March 31, 2021

% of fund's net assets
Fidelity Series Emerging Markets Opportunities Fund	11.5
Fidelity Series Large Cap Value Index Fund	10.0
Fidelity Series Blue Chip Growth Fund	7.6
Fidelity Series Investment Grade Bond Fund	6.2
Fidelity Series Inflation-Protected Bond Index Fund	5.6
Fidelity Series Government Bond Index Fund	5.6
Fidelity Series Large Cap Stock Fund	5.2
Fidelity Series Large Cap Growth Index Fund	4.7
Fidelity Series Corporate Bond Fund	4.5
Fidelity Series Investment Grade Securitized Fund	4.3
65.2

Asset Allocation (% of fund's net assets)

Period end
Domestic Equity Funds	36.5%
International Equity Funds	30.6%
Bond Funds	30.8%
Short-Term Funds	2.1%

Domestic Equity Funds category includes Fidelity Series Commodity Strategy Fund which invests in commodity-related investments.

Fidelity Flex® Freedom Blend 2030 Fund

Schedule of Investments March 31, 2021

Showing Percentage of Net Assets

Domestic Equity Funds - 36.5%
	Shares	Value
Fidelity Series Blue Chip Growth Fund (a)	645	$11,225
Fidelity Series Commodity Strategy Fund (a)	839	4,113
Fidelity Series Large Cap Growth Index Fund (a)	447	7,061
Fidelity Series Large Cap Stock Fund (a)	421	7,760
Fidelity Series Large Cap Value Index Fund (a)	1,006	14,782
Fidelity Series Small Cap Opportunities Fund (a)	211	3,740
Fidelity Series Value Discovery Fund (a)	343	5,462
TOTAL DOMESTIC EQUITY FUNDS
(Cost $43,977)		54,143

International Equity Funds - 30.6%
Fidelity Series Canada Fund (a)	201	2,572
Fidelity Series Emerging Markets Fund (a)	162	1,892
Fidelity Series Emerging Markets Opportunities Fund (a)	663	17,020
Fidelity Series International Growth Fund (a)	353	6,326
Fidelity Series International Index Fund (a)	226	2,641
Fidelity Series International Small Cap Fund (a)	110	2,282
Fidelity Series International Value Fund (a)	582	6,319
Fidelity Series Overseas Fund (a)	503	6,337
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $36,158)		45,389

Bond Funds - 30.8%
Fidelity Series Corporate Bond Fund (a)	619	6,713
Fidelity Series Emerging Markets Debt Fund (a)	89	808
Fidelity Series Emerging Markets Debt Local Currency Fund (a)	27	267
Fidelity Series Floating Rate High Income Fund (a)	17	156
Fidelity Series Government Bond Index Fund (a)	791	8,278
Fidelity Series High Income Fund (a)	100	934
Fidelity Series Inflation-Protected Bond Index Fund (a)	774	8,310
Fidelity Series International Credit Fund (a)	7	67
Fidelity Series Investment Grade Bond Fund (a)	797	9,188
Fidelity Series Investment Grade Securitized Fund (a)	625	6,437
Fidelity Series Long-Term Treasury Bond Index Fund (a)	513	4,054
Fidelity Series Real Estate Income Fund (a)	51	564
TOTAL BOND FUNDS
(Cost $45,993)		45,776

Short-Term Funds - 2.1%
Fidelity Series Government Money Market Fund 0.08% (a)(b)	1,026	1,026
Fidelity Series Short-Term Credit Fund (a)	50	505
Fidelity Series Treasury Bill Index Fund (a)	163	1,632
TOTAL SHORT-TERM FUNDS
(Cost $3,159)		3,163
TOTAL INVESTMENT IN SECURITIES - 100.0%
(Cost $129,287)		148,471
NET OTHER ASSETS (LIABILITIES) - 0.0%		0
NET ASSETS - 100%		$148,471

Legend

 (a) Affiliated Fund

 (b) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds

Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds, excluding any Money Market Central Funds, is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur.

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Fidelity Series Blue Chip Growth Fund	$7,273	$4,349	$3,460	$3,443	$626	$2,437	$11,225
Fidelity Series Canada Fund	1,868	372	633	50	(36)	1,001	2,572
Fidelity Series Commodity Strategy Fund	3,578	900	1,339	15	(218)	1,192	4,113
Fidelity Series Corporate Bond Fund	4,132	3,220	848	226	(15)	224	6,713
Fidelity Series Emerging Markets Debt Fund	672	73	23	38	(2)	88	808
Fidelity Series Emerging Markets Debt Local Currency Fund	--	271	3	4	--	(1)	267
Fidelity Series Emerging Markets Fund	993	386	256	26	22	747	1,892
Fidelity Series Emerging Markets Opportunities Fund	9,262	3,510	2,574	495	270	6,552	17,020
Fidelity Series Floating Rate High Income Fund	156	7	30	8	(1)	24	156
Fidelity Series Government Bond Index Fund	6,382	3,560	1,094	200	2	(572)	8,278
Fidelity Series Government Money Market Fund 0.08%	1,109	2,122	2,205	1	--	--	1,026
Fidelity Series High Income Fund	787	71	34	49	(1)	111	934
Fidelity Series Inflation-Protected Bond Index Fund	5,548	2,868	507	102	2	399	8,310
Fidelity Series International Credit Fund	60	4	--	5	--	3	67
Fidelity Series International Growth Fund	5,450	1,636	2,021	893	99	1,162	6,326
Fidelity Series International Index Fund	2,084	159	446	50	(6)	850	2,641
Fidelity Series International Small Cap Fund	1,651	51	283	19	6	857	2,282
Fidelity Series International Value Fund	5,206	701	2,082	175	(198)	2,692	6,319
Fidelity Series Investment Grade Bond Fund	6,090	4,173	977	477	(8)	(90)	9,188
Fidelity Series Investment Grade Securitized Fund	4,353	2,890	662	171	(2)	(142)	6,437
Fidelity Series Large Cap Growth Index Fund	5,455	678	2,004	218	336	2,596	7,061
Fidelity Series Large Cap Stock Fund	5,613	1,090	1,986	411	164	2,879	7,760
Fidelity Series Large Cap Value Index Fund	10,463	2,079	3,357	306	90	5,507	14,782
Fidelity Series Long-Term Treasury Bond Index Fund	2,709	2,725	420	355	37	(997)	4,054
Fidelity Series Overseas Fund	5,116	894	1,865	71	(42)	2,234	6,337
Fidelity Series Real Estate Income Fund	432	32	38	33	(1)	139	564
Fidelity Series Short-Term Credit Fund	202	344	46	5	--	5	505
Fidelity Series Small Cap Opportunities Fund	2,775	231	1,136	77	13	1,857	3,740
Fidelity Series Treasury Bill Index Fund	2,720	243	1,320	11	(4)	(7)	1,632
Fidelity Series Value Discovery Fund	3,258	1,087	1,028	117	71	2,074	5,462
Total	$105,397	$40,726	$32,677	$8,051	$1,204	$33,821	$148,471

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of March 31, 2021, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Domestic Equity Funds	$54,143	$54,143	$--	$--
International Equity Funds	45,389	45,389	--	--
Bond Funds	45,776	45,776	--	--
Short-Term Funds	3,163	3,163	--	--
Total Investments in Securities:	$148,471	$148,471	$--	$--

See accompanying notes which are an integral part of the financial statements.

Fidelity Flex® Freedom Blend 2030 Fund

Financial Statements

Statement of Assets and Liabilities

		March 31, 2021
Assets
Investment in securities, at value — See accompanying schedule:
Affiliated issuers (cost $129,287)	$148,471
Total Investment in Securities (cost $129,287)		$148,471
Receivable for investments sold		1,779
Total assets		150,250
Liabilities
Payable for investments purchased	$1,779
Total liabilities		1,779
Net Assets		$148,471
Net Assets consist of:
Paid in capital		$126,022
Total accumulated earnings (loss)		22,449
Net Assets		$148,471
Net Asset Value, offering price and redemption price per share ($148,471 ÷ 12,534 shares)		$11.85

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Year ended March 31, 2021
Investment Income
Dividends:
Affiliated issuers		$2,157
Expenses
Independent trustees' fees and expenses	$1
Total expenses		1
Net investment income (loss)		2,156
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Affiliated issuers	1,204
Capital gain distributions from underlying funds:
Affiliated issuers	5,894
Total net realized gain (loss)		7,098
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Affiliated issuers	33,821
Total change in net unrealized appreciation (depreciation)		33,821
Net gain (loss)		40,919
Net increase (decrease) in net assets resulting from operations		$43,075

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Year ended March 31, 2021	Year ended March 31, 2020
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$2,156	$2,766
Net realized gain (loss)	7,098	3,390
Change in net unrealized appreciation (depreciation)	33,821	(12,728)
Net increase (decrease) in net assets resulting from operations	43,075	(6,572)
Distributions to shareholders	(7,511)	(8,047)
Share transactions
Reinvestment of distributions	7,510	8,047
Net increase (decrease) in net assets resulting from share transactions	7,510	8,047
Total increase (decrease) in net assets	43,074	(6,572)
Net Assets
Beginning of period	105,397	111,969
End of period	$148,471	$105,397
Other Information
Shares
Sold	–	–
Issued in reinvestment of distributions	691	788
Net increase (decrease)	691	788

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Flex Freedom Blend 2030 Fund

Years ended March 31,	2021	2020	2019	2018 A
Selected Per–Share Data
Net asset value, beginning of period	$8.90	$10.13	$10.55	$10.00
Income from Investment Operations
Net investment income (loss)B	.18	.24	.24	.18
Net realized and unrealized gain (loss)	3.40	(.75)	.04	.68
Total from investment operations	3.58	(.51)	.28	.86
Distributions from net investment income	(.18)	(.24)	(.24)	(.17)
Distributions from net realized gain	(.44)	(.47)	(.46)	(.15)
Total distributions	(.63)C	(.72)C	(.70)	(.31)C
Net asset value, end of period	$11.85	$8.90	$10.13	$10.55
Total ReturnD	40.91%	(5.88)%	3.09%	8.63%
Ratios to Average Net AssetsE,F
Expenses before reductions	- %G	- %G	- %G	- %H
Expenses net of fee waivers, if any	- %G	- %G	- %G	- %H
Expenses net of all reductions	- %G	- %G	- %G	- %H
Net investment income (loss)	1.64%	2.36%	2.32%	2.15%H
Supplemental Data
Net assets, end of period (000 omitted)	$148	$105	$112	$109
Portfolio turnover rateI	25%	68%	20%	15%H

 A For the period June 8, 2017 (commencement of operations) to March 31, 2018.

 B Calculated based on average shares outstanding during the period.

 C Total distributions per share do not sum due to rounding.

 D Total returns for periods of less than one year are not annualized.

 E Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment advisor, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 G Amount represents less than .005%.

 H Annualized

 I Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

See accompanying notes which are an integral part of the financial statements.

Fidelity Flex® Freedom Blend 2035 Fund

Investment Summary (Unaudited)

The information in the following tables is based on the direct investments of the Fund.

Top Holdings as of March 31, 2021

% of fund's net assets
Fidelity Series Emerging Markets Opportunities Fund	13.2
Fidelity Series Large Cap Value Index Fund	12.7
Fidelity Series Blue Chip Growth Fund	9.6
Fidelity Series Large Cap Stock Fund	6.6
Fidelity Series Large Cap Growth Index Fund	6.1
Fidelity Series Overseas Fund	5.3
Fidelity Series International Growth Fund	5.3
Fidelity Series International Value Fund	5.3
Fidelity Series Value Discovery Fund	4.7
Fidelity Series Small Cap Opportunities Fund	3.2
72.0

Asset Allocation (% of fund's net assets)

Period end
Domestic Equity Funds	45.7%
International Equity Funds	36.7%
Bond Funds	16.8%
Short-Term Funds	0.8%

Domestic Equity Funds category includes Fidelity Series Commodity Strategy Fund which invests in commodity-related investments.

Fidelity Flex® Freedom Blend 2035 Fund

Schedule of Investments March 31, 2021

Showing Percentage of Net Assets

Domestic Equity Funds - 45.7%
	Shares	Value
Fidelity Series Blue Chip Growth Fund (a)	858	$14,930
Fidelity Series Commodity Strategy Fund (a)	877	4,295
Fidelity Series Large Cap Growth Index Fund (a)	597	9,424
Fidelity Series Large Cap Stock Fund (a)	558	10,296
Fidelity Series Large Cap Value Index Fund (a)	1,339	19,667
Fidelity Series Small Cap Opportunities Fund (a)	281	4,975
Fidelity Series Value Discovery Fund (a)	456	7,267
TOTAL DOMESTIC EQUITY FUNDS
(Cost $57,738)		70,854

International Equity Funds - 36.7%
Fidelity Series Canada Fund (a)	261	3,328
Fidelity Series Emerging Markets Fund (a)	194	2,269
Fidelity Series Emerging Markets Opportunities Fund (a)	796	20,427
Fidelity Series International Growth Fund (a)	456	8,184
Fidelity Series International Index Fund (a)	293	3,417
Fidelity Series International Small Cap Fund (a)	142	2,952
Fidelity Series International Value Fund (a)	753	8,175
Fidelity Series Overseas Fund (a)	650	8,197
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $45,934)		56,949

Bond Funds - 16.8%
Fidelity Series Corporate Bond Fund (a)	319	3,459
Fidelity Series Emerging Markets Debt Fund (a)	93	844
Fidelity Series Emerging Markets Debt Local Currency Fund (a)	28	279
Fidelity Series Floating Rate High Income Fund (a)	18	163
Fidelity Series Government Bond Index Fund (a)	408	4,267
Fidelity Series High Income Fund (a)	104	976
Fidelity Series Inflation-Protected Bond Index Fund (a)	288	3,097
Fidelity Series International Credit Fund (a)	5	55
Fidelity Series Investment Grade Bond Fund (a)	411	4,736
Fidelity Series Investment Grade Securitized Fund (a)	322	3,318
Fidelity Series Long-Term Treasury Bond Index Fund (a)	536	4,234
Fidelity Series Real Estate Income Fund (a)	53	589
TOTAL BOND FUNDS
(Cost $26,607)		26,017

Short-Term Funds - 0.8%
Fidelity Series Government Money Market Fund 0.08% (a)(b)	402	402
Fidelity Series Short-Term Credit Fund (a)	19	198
Fidelity Series Treasury Bill Index Fund (a)	64	638
TOTAL SHORT-TERM FUNDS
(Cost $1,232)		1,238
TOTAL INVESTMENT IN SECURITIES - 100.0%
(Cost $131,511)		155,058
NET OTHER ASSETS (LIABILITIES) - 0.0%		1
NET ASSETS - 100%		$155,059

Legend

 (a) Affiliated Fund

 (b) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds

Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds, excluding any Money Market Central Funds, is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur.

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Fidelity Series Blue Chip Growth Fund	$9,008	$5,811	$3,647	$4,416	$625	$3,133	$14,930
Fidelity Series Canada Fund	2,303	371	539	64	(37)	1,230	3,328
Fidelity Series Commodity Strategy Fund	3,496	1,128	1,316	16	(147)	1,134	4,295
Fidelity Series Corporate Bond Fund	1,695	2,560	851	101	(12)	67	3,459
Fidelity Series Emerging Markets Debt Fund	693	87	24	39	(2)	90	844
Fidelity Series Emerging Markets Debt Local Currency Fund	--	293	10	4	--	(4)	279
Fidelity Series Emerging Markets Fund	1,148	437	201	31	20	865	2,269
Fidelity Series Emerging Markets Opportunities Fund	10,559	4,039	1,993	581	161	7,661	20,427
Fidelity Series Floating Rate High Income Fund	158	8	26	8	(1)	24	163
Fidelity Series Government Bond Index Fund	2,650	2,798	908	90	2	(275)	4,267
Fidelity Series Government Money Market Fund 0.08%	1,016	1,310	1,924	1	--	--	402
Fidelity Series High Income Fund	790	98	23	50	--	111	976
Fidelity Series Inflation-Protected Bond Index Fund	2,292	1,043	391	38	3	150	3,097
Fidelity Series International Credit Fund	49	4	--	4	--	2	55
Fidelity Series International Growth Fund	6,404	2,142	1,864	1,129	81	1,421	8,184
Fidelity Series International Index Fund	2,503	226	351	63	(11)	1,050	3,417
Fidelity Series International Small Cap Fund	1,889	128	104	24	(1)	1,040	2,952
Fidelity Series International Value Fund	5,979	896	1,780	221	(148)	3,228	8,175
Fidelity Series Investment Grade Bond Fund	2,360	3,384	932	214	(8)	(68)	4,736
Fidelity Series Investment Grade Securitized Fund	1,809	2,299	718	77	(1)	(71)	3,318
Fidelity Series Large Cap Growth Index Fund	6,710	876	1,834	277	283	3,389	9,424
Fidelity Series Large Cap Stock Fund	6,970	1,300	1,859	525	168	3,717	10,296
Fidelity Series Large Cap Value Index Fund	12,953	2,701	3,128	397	128	7,013	19,667
Fidelity Series Long-Term Treasury Bond Index Fund	2,562	3,053	395	362	10	(996)	4,234
Fidelity Series Overseas Fund	6,112	1,037	1,622	90	(65)	2,735	8,197
Fidelity Series Real Estate Income Fund	435	37	22	34	(1)	140	589
Fidelity Series Short-Term Credit Fund	204	5	17	5	--	6	198
Fidelity Series Small Cap Opportunities Fund	3,453	323	1,194	100	27	2,366	4,975
Fidelity Series Treasury Bill Index Fund	2,719	12	2,082	11	(5)	(6)	638
Fidelity Series Value Discovery Fund	4,051	1,292	821	152	81	2,664	7,267
Total	$102,970	$39,698	$30,576	$9,124	$1,150	$41,816	$155,058

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of March 31, 2021, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Domestic Equity Funds	$70,854	$70,854	$--	$--
International Equity Funds	56,949	56,949	--	--
Bond Funds	26,017	26,017	--	--
Short-Term Funds	1,238	1,238	--	--
Total Investments in Securities:	$155,058	$155,058	$--	$--

See accompanying notes which are an integral part of the financial statements.

Fidelity Flex® Freedom Blend 2035 Fund

Financial Statements

Statement of Assets and Liabilities

		March 31, 2021
Assets
Investment in securities, at value — See accompanying schedule:
Affiliated issuers (cost $131,511)	$155,058
Total Investment in Securities (cost $131,511)		$155,058
Receivable for investments sold		2,102
Total assets		157,160
Liabilities
Payable for investments purchased	$2,101
Total liabilities		2,101
Net Assets		$155,059
Net Assets consist of:
Paid in capital		$127,851
Total accumulated earnings (loss)		27,208
Net Assets		$155,059
Net Asset Value, offering price and redemption price per share ($155,059 ÷ 12,702 shares)		$12.21

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Year ended March 31, 2021
Investment Income
Dividends:
Affiliated issuers		$2,243
Expenses
Independent trustees' fees and expenses	$1
Total expenses		1
Net investment income (loss)		2,242
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Affiliated issuers	1,150
Capital gain distributions from underlying funds:
Affiliated issuers	6,881
Total net realized gain (loss)		8,031
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Affiliated issuers	41,816
Total change in net unrealized appreciation (depreciation)		41,816
Net gain (loss)		49,847
Net increase (decrease) in net assets resulting from operations		$52,089

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Year ended March 31, 2021	Year ended March 31, 2020
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$2,242	$2,740
Net realized gain (loss)	8,031	3,393
Change in net unrealized appreciation (depreciation)	41,816	(15,899)
Net increase (decrease) in net assets resulting from operations	52,089	(9,766)
Distributions to shareholders	(8,194)	(8,597)
Share transactions
Reinvestment of distributions	8,194	8,597
Net increase (decrease) in net assets resulting from share transactions	8,194	8,597
Total increase (decrease) in net assets	52,089	(9,766)
Net Assets
Beginning of period	102,970	112,736
End of period	$155,059	$102,970
Other Information
Shares
Sold	–	–
Issued in reinvestment of distributions	747	843
Net increase (decrease)	747	843

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Flex Freedom Blend 2035 Fund

Years ended March 31,	2021	2020	2019	2018 A
Selected Per–Share Data
Net asset value, beginning of period	$8.61	$10.15	$10.65	$10.00
Income from Investment Operations
Net investment income (loss)B	.18	.24	.22	.17
Net realized and unrealized gain (loss)	4.10	(1.02)	.02	.81
Total from investment operations	4.28	(.78)	.24	.98
Distributions from net investment income	(.18)	(.24)	(.22)	(.16)
Distributions from net realized gain	(.49)	(.52)	(.52)	(.16)
Total distributions	(.68)C	(.76)	(.74)	(.33)C
Net asset value, end of period	$12.21	$8.61	$10.15	$10.65
Total ReturnD	50.67%	(8.74)%	2.75%	9.77%
Ratios to Average Net AssetsE,F
Expenses before reductions	- %G	- %G	- %G	- %H
Expenses net of fee waivers, if any	- %G	- %G	- %G	- %H
Expenses net of all reductions	- %G	- %G	- %G	- %H
Net investment income (loss)	1.68%	2.32%	2.16%	2.02%H
Supplemental Data
Net assets, end of period (000 omitted)	$155	$103	$113	$110
Portfolio turnover rateI	23%	65%	20%	14%H

 A For the period June 8, 2017 (commencement of operations) to March 31, 2018.

 B Calculated based on average shares outstanding during the period.

 C Total distributions per share do not sum due to rounding.

 D Total returns for periods of less than one year are not annualized.

 E Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment advisor, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 G Amount represents less than .005%.

 H Annualized

 I Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

See accompanying notes which are an integral part of the financial statements.

Fidelity Flex® Freedom Blend 2040 Fund

Investment Summary (Unaudited)

The information in the following tables is based on the direct investments of the Fund.

Top Holdings as of March 31, 2021

% of fund's net assets
Fidelity Series Large Cap Value Index Fund	14.5
Fidelity Series Emerging Markets Opportunities Fund	14.3
Fidelity Series Blue Chip Growth Fund	11.0
Fidelity Series Large Cap Stock Fund	7.6
Fidelity Series Large Cap Growth Index Fund	6.9
Fidelity Series Overseas Fund	6.0
Fidelity Series International Value Fund	6.0
Fidelity Series International Growth Fund	5.9
Fidelity Series Value Discovery Fund	5.3
Fidelity Series Small Cap Opportunities Fund	3.7
81.2

Asset Allocation (% of fund's net assets)

Period end
Domestic Equity Funds	51.8%
International Equity Funds	40.8%
Bond Funds	6.6%
Short-Term Funds	0.8%

Domestic Equity Funds category includes Fidelity Series Commodity Strategy Fund which invests in commodity-related investments.

Fidelity Flex® Freedom Blend 2040 Fund

Schedule of Investments March 31, 2021

Showing Percentage of Net Assets

Domestic Equity Funds - 51.8%
	Shares	Value
Fidelity Series Blue Chip Growth Fund (a)	1,000	$17,406
Fidelity Series Commodity Strategy Fund (a)	895	4,388
Fidelity Series Large Cap Growth Index Fund (a)	696	10,983
Fidelity Series Large Cap Stock Fund (a)	651	12,008
Fidelity Series Large Cap Value Index Fund (a)	1,561	22,938
Fidelity Series Small Cap Opportunities Fund (a)	328	5,814
Fidelity Series Value Discovery Fund (a)	532	8,475
TOTAL DOMESTIC EQUITY FUNDS
(Cost $66,977)		82,012

International Equity Funds - 40.8%
Fidelity Series Canada Fund (a)	300	3,830
Fidelity Series Emerging Markets Fund (a)	215	2,515
Fidelity Series Emerging Markets Opportunities Fund (a)	882	22,634
Fidelity Series International Growth Fund (a)	525	9,418
Fidelity Series International Index Fund (a)	337	3,932
Fidelity Series International Small Cap Fund (a)	163	3,368
Fidelity Series International Value Fund (a)	869	9,431
Fidelity Series Overseas Fund (a)	748	9,434
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $52,475)		64,562

Bond Funds - 6.6%
Fidelity Series Corporate Bond Fund (a)	1	16
Fidelity Series Emerging Markets Debt Fund (a)	95	863
Fidelity Series Emerging Markets Debt Local Currency Fund (a)	29	286
Fidelity Series Floating Rate High Income Fund (a)	18	168
Fidelity Series Government Bond Index Fund (a)	2	20
Fidelity Series High Income Fund (a)	106	999
Fidelity Series Inflation-Protected Bond Index Fund (a)	294	3,157
Fidelity Series International Credit Fund (a)	6	55
Fidelity Series Investment Grade Bond Fund (a)	2	22
Fidelity Series Investment Grade Securitized Fund (a)	1	15
Fidelity Series Long-Term Treasury Bond Index Fund (a)	548	4,326
Fidelity Series Real Estate Income Fund (a)	54	602
TOTAL BOND FUNDS
(Cost $10,988)		10,529

Short-Term Funds - 0.8%
Fidelity Series Government Money Market Fund 0.08% (a)(b)	410	410
Fidelity Series Short-Term Credit Fund (a)	20	202
Fidelity Series Treasury Bill Index Fund (a)	65	652
TOTAL SHORT-TERM FUNDS
(Cost $1,258)		1,264
TOTAL INVESTMENT IN SECURITIES - 100.0%
(Cost $131,698)		158,367
NET OTHER ASSETS (LIABILITIES) - 0.0%		(2)
NET ASSETS - 100%		$158,365

Legend

 (a) Affiliated Fund

 (b) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds

Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds, excluding any Money Market Central Funds, is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur.

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Fidelity Series Blue Chip Growth Fund	$9,836	$6,809	$3,329	$4,994	$561	$3,529	$17,406
Fidelity Series Canada Fund	2,317	567	371	72	(31)	1,348	3,830
Fidelity Series Commodity Strategy Fund	3,433	1,107	1,130	16	(174)	1,152	4,388
Fidelity Series Corporate Bond Fund	--	17	--	--	--	(1)	16
Fidelity Series Emerging Markets Debt Fund	702	147	73	40	(7)	94	863
Fidelity Series Emerging Markets Debt Local Currency Fund	--	299	9	4	--	(4)	286
Fidelity Series Emerging Markets Fund	1,220	506	154	33	13	930	2,515
Fidelity Series Emerging Markets Opportunities Fund	11,225	4,444	1,390	632	87	8,268	22,634
Fidelity Series Floating Rate High Income Fund	157	11	22	8	(1)	23	168
Fidelity Series Government Bond Index Fund	--	21	--	--	--	(1)	20
Fidelity Series Government Money Market Fund 0.08%	958	1,319	1,867	1	--	--	410
Fidelity Series High Income Fund	776	153	39	50	(1)	110	999
Fidelity Series Inflation-Protected Bond Index Fund	2,307	1,156	457	38	1	150	3,157
Fidelity Series International Credit Fund	49	4	--	4	--	2	55
Fidelity Series International Growth Fund	6,847	2,610	1,644	1,268	27	1,578	9,418
Fidelity Series International Index Fund	2,700	314	227	71	(8)	1,153	3,932
Fidelity Series International Small Cap Fund	2,052	248	76	27	(1)	1,145	3,368
Fidelity Series International Value Fund	6,618	958	1,551	249	(126)	3,532	9,431
Fidelity Series Investment Grade Bond Fund	--	22	--	--	--	--	22
Fidelity Series Investment Grade Securitized Fund	--	15	--	--	--	--	15
Fidelity Series Large Cap Growth Index Fund	7,400	1,211	1,691	310	260	3,803	10,983
Fidelity Series Large Cap Stock Fund	7,687	1,578	1,630	590	142	4,231	12,008
Fidelity Series Large Cap Value Index Fund	14,213	3,442	2,733	453	132	7,884	22,938
Fidelity Series Long-Term Treasury Bond Index Fund	2,583	3,404	666	363	14	(1,009)	4,326
Fidelity Series Overseas Fund	6,558	1,263	1,314	101	(51)	2,978	9,434
Fidelity Series Real Estate Income Fund	433	50	19	33	(1)	139	602
Fidelity Series Short-Term Credit Fund	204	5	13	5	--	6	202
Fidelity Series Small Cap Opportunities Fund	3,607	595	1,046	113	3	2,655	5,814
Fidelity Series Treasury Bill Index Fund	2,708	12	2,057	11	(5)	(6)	652
Fidelity Series Value Discovery Fund	4,499	1,632	752	173	84	3,012	8,475
Total	$101,089	$33,919	$24,260	$9,659	$918	$46,701	$158,367

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of March 31, 2021, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Domestic Equity Funds	$82,012	$82,012	$--	$--
International Equity Funds	64,562	64,562	--	--
Bond Funds	10,529	10,529	--	--
Short-Term Funds	1,264	1,264	--	--
Total Investments in Securities:	$158,367	$158,367	$--	$--

See accompanying notes which are an integral part of the financial statements.

Fidelity Flex® Freedom Blend 2040 Fund

Financial Statements

Statement of Assets and Liabilities

		March 31, 2021
Assets
Investment in securities, at value — See accompanying schedule:
Affiliated issuers (cost $131,698)	$158,367
Total Investment in Securities (cost $131,698)		$158,367
Receivable for investments sold		1,731
Total assets		160,098
Liabilities
Payable for investments purchased	$1,733
Total liabilities		1,733
Net Assets		$158,365
Net Assets consist of:
Paid in capital		$127,899
Total accumulated earnings (loss)		30,466
Net Assets		$158,365
Net Asset Value, offering price and redemption price per share ($158,365 ÷ 12,706 shares)		$12.46

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Year ended March 31, 2021
Investment Income
Dividends:
Affiliated issuers		$2,236
Expenses
Independent trustees' fees and expenses	$1
Total expenses		1
Net investment income (loss)		2,235
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Affiliated issuers	918
Capital gain distributions from underlying funds:
Affiliated issuers	7,423
Total net realized gain (loss)		8,341
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Affiliated issuers	46,701
Total change in net unrealized appreciation (depreciation)		46,701
Net gain (loss)		55,042
Net increase (decrease) in net assets resulting from operations		$57,277

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Year ended March 31, 2021	Year ended March 31, 2020
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$2,235	$2,705
Net realized gain (loss)	8,341	2,975
Change in net unrealized appreciation (depreciation)	46,701	(17,265)
Net increase (decrease) in net assets resulting from operations	57,277	(11,585)
Distributions to shareholders	(8,303)	(8,422)
Share transactions
Reinvestment of distributions	8,302	8,422
Net increase (decrease) in net assets resulting from share transactions	8,302	8,422
Total increase (decrease) in net assets	57,276	(11,585)
Net Assets
Beginning of period	101,089	112,674
End of period	$158,365	$101,089
Other Information
Shares
Sold	–	–
Issued in reinvestment of distributions	751	828
Net increase (decrease)	751	828

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Flex Freedom Blend 2040 Fund

Years ended March 31,	2021	2020	2019	2018 A
Selected Per–Share Data
Net asset value, beginning of period	$8.46	$10.13	$10.66	$10.00
Income from Investment Operations
Net investment income (loss)B	.18	.23	.22	.17
Net realized and unrealized gain (loss)	4.51	(1.16)	–C	.82
Total from investment operations	4.69	(.93)	.22	.99
Distributions from net investment income	(.18)	(.24)	(.22)	(.17)
Distributions from net realized gain	(.50)	(.51)	(.53)	(.17)
Total distributions	(.69)D	(.74)D	(.75)	(.33)D
Net asset value, end of period	$12.46	$8.46	$10.13	$10.66
Total ReturnE	56.53%	(10.27)%	2.57%	9.89%
Ratios to Average Net AssetsF,G
Expenses before reductions	- %H	- %H	- %H	- %I
Expenses net of fee waivers, if any	- %H	- %H	- %H	- %I
Expenses net of all reductions	- %H	- %H	- %H	- %I
Net investment income (loss)	1.67%	2.30%	2.13%	2.01%I
Supplemental Data
Net assets, end of period (000 omitted)	$158	$101	$113	$110
Portfolio turnover rateJ	18%	61%	20%	13%I

 A For the period June 8, 2017 (commencement of operations) to March 31, 2018.

 B Calculated based on average shares outstanding during the period.

 C Amount represents less than $.005 per share.

 D Total distributions per share do not sum due to rounding.

 E Total returns for periods of less than one year are not annualized.

 F Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment advisor, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 H Amount represents less than .005%.

 I Annualized

 J Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

See accompanying notes which are an integral part of the financial statements.

Fidelity Flex® Freedom Blend 2045 Fund

Investment Summary (Unaudited)

The information in the following tables is based on the direct investments of the Fund.

Top Holdings as of March 31, 2021

% of fund's net assets
Fidelity Series Large Cap Value Index Fund	14.5
Fidelity Series Emerging Markets Opportunities Fund	14.3
Fidelity Series Blue Chip Growth Fund	11.0
Fidelity Series Large Cap Stock Fund	7.6
Fidelity Series Large Cap Growth Index Fund	6.9
Fidelity Series Overseas Fund	6.0
Fidelity Series International Value Fund	6.0
Fidelity Series International Growth Fund	5.9
Fidelity Series Value Discovery Fund	5.3
Fidelity Series Small Cap Opportunities Fund	3.7
81.2

Asset Allocation (% of fund's net assets)

Period end
Domestic Equity Funds	51.8%
International Equity Funds	40.8%
Bond Funds	6.6%
Short-Term Funds	0.8%

Domestic Equity Funds category includes Fidelity Series Commodity Strategy Fund which invests in commodity-related investments.

Fidelity Flex® Freedom Blend 2045 Fund

Schedule of Investments March 31, 2021

Showing Percentage of Net Assets

Domestic Equity Funds - 51.8%
	Shares	Value
Fidelity Series Blue Chip Growth Fund (a)	1,000	$17,406
Fidelity Series Commodity Strategy Fund (a)	895	4,388
Fidelity Series Large Cap Growth Index Fund (a)	696	10,984
Fidelity Series Large Cap Stock Fund (a)	651	12,008
Fidelity Series Large Cap Value Index Fund (a)	1,562	22,940
Fidelity Series Small Cap Opportunities Fund (a)	328	5,814
Fidelity Series Value Discovery Fund (a)	532	8,475
TOTAL DOMESTIC EQUITY FUNDS
(Cost $66,984)		82,015

International Equity Funds - 40.8%
Fidelity Series Canada Fund (a)	300	3,830
Fidelity Series Emerging Markets Fund (a)	215	2,515
Fidelity Series Emerging Markets Opportunities Fund (a)	882	22,635
Fidelity Series International Growth Fund (a)	525	9,419
Fidelity Series International Index Fund (a)	337	3,932
Fidelity Series International Small Cap Fund (a)	163	3,367
Fidelity Series International Value Fund (a)	869	9,432
Fidelity Series Overseas Fund (a)	748	9,434
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $52,438)		64,564

Bond Funds - 6.6%
Fidelity Series Corporate Bond Fund (a)	1	16
Fidelity Series Emerging Markets Debt Fund (a)	95	863
Fidelity Series Emerging Markets Debt Local Currency Fund (a)	29	286
Fidelity Series Floating Rate High Income Fund (a)	18	168
Fidelity Series Government Bond Index Fund (a)	2	20
Fidelity Series High Income Fund (a)	106	999
Fidelity Series Inflation-Protected Bond Index Fund (a)	294	3,157
Fidelity Series International Credit Fund (a)	6	55
Fidelity Series Investment Grade Bond Fund (a)	2	22
Fidelity Series Investment Grade Securitized Fund (a)	1	15
Fidelity Series Long-Term Treasury Bond Index Fund (a)	548	4,326
Fidelity Series Real Estate Income Fund (a)	54	602
TOTAL BOND FUNDS
(Cost $10,986)		10,529

Short-Term Funds - 0.8%
Fidelity Series Government Money Market Fund 0.08% (a)(b)	410	410
Fidelity Series Short-Term Credit Fund (a)	20	202
Fidelity Series Treasury Bill Index Fund (a)	65	652
TOTAL SHORT-TERM FUNDS
(Cost $1,258)		1,264
TOTAL INVESTMENT IN SECURITIES - 100.0%
(Cost $131,666)		158,372
NET OTHER ASSETS (LIABILITIES) - 0.0%		0
NET ASSETS - 100%		$158,372

Legend

 (a) Affiliated Fund

 (b) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds

Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds, excluding any Money Market Central Funds, is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur.

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Fidelity Series Blue Chip Growth Fund	$9,836	$6,857	$3,375	$4,993	$548	$3,540	$17,406
Fidelity Series Canada Fund	2,431	461	383	72	(28)	1,349	3,830
Fidelity Series Commodity Strategy Fund	3,433	1,106	1,130	16	(172)	1,151	4,388
Fidelity Series Corporate Bond Fund	--	17	--	--	--	(1)	16
Fidelity Series Emerging Markets Debt Fund	698	148	69	40	(7)	93	863
Fidelity Series Emerging Markets Debt Local Currency Fund	--	299	9	4	--	(4)	286
Fidelity Series Emerging Markets Fund	1,220	506	154	33	13	930	2,515
Fidelity Series Emerging Markets Opportunities Fund	11,227	4,454	1,399	632	85	8,268	22,635
Fidelity Series Floating Rate High Income Fund	157	11	22	8	(1)	23	168
Fidelity Series Government Bond Index Fund	--	21	--	--	--	(1)	20
Fidelity Series Government Money Market Fund 0.08%	957	1,319	1,866	1	--	--	410
Fidelity Series High Income Fund	776	153	39	50	(1)	110	999
Fidelity Series Inflation-Protected Bond Index Fund	2,308	1,155	457	38	1	150	3,157
Fidelity Series International Credit Fund	49	4	--	4	--	2	55
Fidelity Series International Growth Fund	6,838	2,665	1,686	1,268	34	1,568	9,419
Fidelity Series International Index Fund	2,700	333	247	72	(12)	1,158	3,932
Fidelity Series International Small Cap Fund	2,018	274	66	27	--	1,141	3,367
Fidelity Series International Value Fund	6,577	1,108	1,666	249	(143)	3,556	9,432
Fidelity Series Investment Grade Bond Fund	--	22	--	--	--	--	22
Fidelity Series Investment Grade Securitized Fund	--	15	--	--	--	--	15
Fidelity Series Large Cap Growth Index Fund	7,401	1,146	1,627	310	255	3,809	10,984
Fidelity Series Large Cap Stock Fund	7,687	1,673	1,730	590	144	4,234	12,008
Fidelity Series Large Cap Value Index Fund	14,215	3,440	2,733	453	134	7,884	22,940
Fidelity Series Long-Term Treasury Bond Index Fund	2,583	3,405	667	363	14	(1,009)	4,326
Fidelity Series Overseas Fund	6,538	1,256	1,283	101	(51)	2,974	9,434
Fidelity Series Real Estate Income Fund	432	51	19	33	(1)	139	602
Fidelity Series Short-Term Credit Fund	204	5	13	5	--	6	202
Fidelity Series Small Cap Opportunities Fund	3,608	586	1,034	113	2	2,652	5,814
Fidelity Series Treasury Bill Index Fund	2,708	13	2,058	11	(5)	(6)	652
Fidelity Series Value Discovery Fund	4,499	1,596	709	173	88	3,001	8,475
Total	$101,100	$34,099	$24,441	$9,659	$897	$46,717	$158,372

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of March 31, 2021, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Domestic Equity Funds	$82,015	$82,015	$--	$--
International Equity Funds	64,564	64,564	--	--
Bond Funds	10,529	10,529	--	--
Short-Term Funds	1,264	1,264	--	--
Total Investments in Securities:	$158,372	$158,372	$--	$--

See accompanying notes which are an integral part of the financial statements.

Fidelity Flex® Freedom Blend 2045 Fund

Financial Statements

Statement of Assets and Liabilities

		March 31, 2021
Assets
Investment in securities, at value — See accompanying schedule:
Affiliated issuers (cost $131,666)	$158,372
Total Investment in Securities (cost $131,666)		$158,372
Receivable for investments sold		1,731
Total assets		160,103
Liabilities
Payable for investments purchased	$1,731
Total liabilities		1,731
Net Assets		$158,372
Net Assets consist of:
Paid in capital		$127,840
Total accumulated earnings (loss)		30,532
Net Assets		$158,372
Net Asset Value, offering price and redemption price per share ($158,372 ÷ 12,700 shares)		$12.47

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Year ended March 31, 2021
Investment Income
Dividends:
Affiliated issuers		$2,236
Expenses
Independent trustees' fees and expenses	$1
Total expenses		1
Net investment income (loss)		2,235
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Affiliated issuers	897
Capital gain distributions from underlying funds:
Affiliated issuers	7,423
Total net realized gain (loss)		8,320
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Affiliated issuers	46,717
Total change in net unrealized appreciation (depreciation)		46,717
Net gain (loss)		55,037
Net increase (decrease) in net assets resulting from operations		$57,272

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Year ended March 31, 2021	Year ended March 31, 2020
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$2,235	$2,704
Net realized gain (loss)	8,320	2,962
Change in net unrealized appreciation (depreciation)	46,717	(17,257)
Net increase (decrease) in net assets resulting from operations	57,272	(11,591)
Distributions to shareholders	(8,230)	(8,434)
Share transactions
Reinvestment of distributions	8,230	8,434
Net increase (decrease) in net assets resulting from share transactions	8,230	8,434
Total increase (decrease) in net assets	57,272	(11,591)
Net Assets
Beginning of period	101,100	112,691
End of period	$158,372	$101,100
Other Information
Shares
Sold	–	–
Issued in reinvestment of distributions	744	829
Net increase (decrease)	744	829

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Flex Freedom Blend 2045 Fund

Years ended March 31,	2021	2020	2019	2018 A
Selected Per–Share Data
Net asset value, beginning of period	$8.46	$10.13	$10.66	$10.00
Income from Investment Operations
Net investment income (loss)B	.18	.23	.22	.17
Net realized and unrealized gain (loss)	4.51	(1.16)	–C	.82
Total from investment operations	4.69	(.93)	.22	.99
Distributions from net investment income	(.19)	(.23)	(.22)	(.17)
Distributions from net realized gain	(.49)	(.51)	(.53)	(.17)
Total distributions	(.68)	(.74)	(.75)	(.33)D
Net asset value, end of period	$12.47	$8.46	$10.13	$10.66
Total ReturnE	56.58%	(10.26)%	2.55%	9.91%
Ratios to Average Net AssetsF,G
Expenses before reductions	- %H	- %H	- %H	- %I
Expenses net of fee waivers, if any	- %H	- %H	- %H	- %I
Expenses net of all reductions	- %H	- %H	- %H	- %I
Net investment income (loss)	1.67%	2.30%	2.13%	2.00%I
Supplemental Data
Net assets, end of period (000 omitted)	$158	$101	$113	$110
Portfolio turnover rateJ	18%	61%	20%	13%I

 A For the period June 8, 2017 (commencement of operations) to March 31, 2018.

 B Calculated based on average shares outstanding during the period.

 C Amount represents less than $.005 per share.

 D Total distributions per share do not sum due to rounding.

 E Total returns for periods of less than one year are not annualized.

 F Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment advisor, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 H Amount represents less than .005%.

 I Annualized

 J Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

See accompanying notes which are an integral part of the financial statements.

Fidelity Flex® Freedom Blend 2050 Fund

Investment Summary (Unaudited)

The information in the following tables is based on the direct investments of the Fund.

Top Holdings as of March 31, 2021

% of fund's net assets
Fidelity Series Large Cap Value Index Fund	14.5
Fidelity Series Emerging Markets Opportunities Fund	14.3
Fidelity Series Blue Chip Growth Fund	11.0
Fidelity Series Large Cap Stock Fund	7.6
Fidelity Series Large Cap Growth Index Fund	6.9
Fidelity Series Overseas Fund	6.0
Fidelity Series International Value Fund	6.0
Fidelity Series International Growth Fund	5.9
Fidelity Series Value Discovery Fund	5.3
Fidelity Series Small Cap Opportunities Fund	3.7
81.2

Asset Allocation (% of fund's net assets)

Period end
Domestic Equity Funds	51.8%
International Equity Funds	40.8%
Bond Funds	6.6%
Short-Term Funds	0.8%

Domestic Equity Funds category includes Fidelity Series Commodity Strategy Fund which invests in commodity-related investments.

Fidelity Flex® Freedom Blend 2050 Fund

Schedule of Investments March 31, 2021

Showing Percentage of Net Assets

Domestic Equity Funds - 51.8%
	Shares	Value
Fidelity Series Blue Chip Growth Fund (a)	1,000	$17,418
Fidelity Series Commodity Strategy Fund (a)	896	4,391
Fidelity Series Large Cap Growth Index Fund (a)	697	10,991
Fidelity Series Large Cap Stock Fund (a)	651	12,017
Fidelity Series Large Cap Value Index Fund (a)	1,563	22,954
Fidelity Series Small Cap Opportunities Fund (a)	328	5,818
Fidelity Series Value Discovery Fund (a)	533	8,481
TOTAL DOMESTIC EQUITY FUNDS
(Cost $67,006)		82,070

International Equity Funds - 40.8%
Fidelity Series Canada Fund (a)	300	3,832
Fidelity Series Emerging Markets Fund (a)	215	2,517
Fidelity Series Emerging Markets Opportunities Fund (a)	883	22,651
Fidelity Series International Growth Fund (a)	525	9,425
Fidelity Series International Index Fund (a)	337	3,935
Fidelity Series International Small Cap Fund (a)	163	3,370
Fidelity Series International Value Fund (a)	870	9,439
Fidelity Series Overseas Fund (a)	749	9,441
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $52,509)		64,610

Bond Funds - 6.6%
Fidelity Series Corporate Bond Fund (a)	1	16
Fidelity Series Emerging Markets Debt Fund (a)	95	864
Fidelity Series Emerging Markets Debt Local Currency Fund (a)	29	287
Fidelity Series Floating Rate High Income Fund (a)	18	168
Fidelity Series Government Bond Index Fund (a)	2	20
Fidelity Series High Income Fund (a)	107	1,000
Fidelity Series Inflation-Protected Bond Index Fund (a)	294	3,159
Fidelity Series International Credit Fund (a)	6	55
Fidelity Series Investment Grade Bond Fund (a)	2	22
Fidelity Series Investment Grade Securitized Fund (a)	1	15
Fidelity Series Long-Term Treasury Bond Index Fund (a)	548	4,329
Fidelity Series Real Estate Income Fund (a)	55	602
TOTAL BOND FUNDS
(Cost $10,993)		10,537

Short-Term Funds - 0.8%
Fidelity Series Government Money Market Fund 0.08% (a)(b)	411	411
Fidelity Series Short-Term Credit Fund (a)	20	202
Fidelity Series Treasury Bill Index Fund (a)	65	652
TOTAL SHORT-TERM FUNDS
(Cost $1,259)		1,265
TOTAL INVESTMENT IN SECURITIES - 100.0%
(Cost $131,767)		158,482
NET OTHER ASSETS (LIABILITIES) - 0.0%		0
NET ASSETS - 100%		$158,482

Legend

 (a) Affiliated Fund

 (b) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds

Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds, excluding any Money Market Central Funds, is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur.

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Fidelity Series Blue Chip Growth Fund	$9,835	$6,948	$3,438	$4,992	$542	$3,531	$17,418
Fidelity Series Canada Fund	2,357	560	405	72	(30)	1,350	3,832
Fidelity Series Commodity Strategy Fund	3,432	1,110	1,130	16	(172)	1,151	4,391
Fidelity Series Corporate Bond Fund	--	17	--	--	--	(1)	16
Fidelity Series Emerging Markets Debt Fund	698	148	68	40	(7)	93	864
Fidelity Series Emerging Markets Debt Local Currency Fund	--	300	9	4	--	(4)	287
Fidelity Series Emerging Markets Fund	1,220	507	153	33	14	929	2,517
Fidelity Series Emerging Markets Opportunities Fund	11,225	4,480	1,409	632	83	8,272	22,651
Fidelity Series Floating Rate High Income Fund	157	11	22	8	(1)	23	168
Fidelity Series Government Bond Index Fund	--	21	--	--	--	(1)	20
Fidelity Series Government Money Market Fund 0.08%	958	1,319	1,866	1	--	--	411
Fidelity Series High Income Fund	776	155	39	50	(1)	109	1,000
Fidelity Series Inflation-Protected Bond Index Fund	2,307	1,158	456	38	--	150	3,159
Fidelity Series International Credit Fund	49	4	--	4	--	2	55
Fidelity Series International Growth Fund	6,837	2,747	1,763	1,268	37	1,567	9,425
Fidelity Series International Index Fund	2,700	314	224	71	(8)	1,153	3,935
Fidelity Series International Small Cap Fund	2,052	270	95	27	(2)	1,145	3,370
Fidelity Series International Value Fund	6,541	1,024	1,536	249	(128)	3,538	9,439
Fidelity Series Investment Grade Bond Fund	--	22	--	--	--	--	22
Fidelity Series Investment Grade Securitized Fund	--	15	--	--	--	--	15
Fidelity Series Large Cap Growth Index Fund	7,400	1,254	1,729	310	264	3,802	10,991
Fidelity Series Large Cap Stock Fund	7,686	1,685	1,730	590	139	4,237	12,017
Fidelity Series Large Cap Value Index Fund	14,209	3,439	2,708	453	127	7,887	22,954
Fidelity Series Long-Term Treasury Bond Index Fund	2,583	3,407	667	362	14	(1,008)	4,329
Fidelity Series Overseas Fund	6,609	1,220	1,312	101	(53)	2,977	9,441
Fidelity Series Real Estate Income Fund	434	49	19	33	(1)	139	602
Fidelity Series Short-Term Credit Fund	204	5	13	5	--	6	202
Fidelity Series Small Cap Opportunities Fund	3,608	779	1,228	113	(24)	2,683	5,818
Fidelity Series Treasury Bill Index Fund	2,708	12	2,057	11	(5)	(6)	652
Fidelity Series Value Discovery Fund	4,499	1,669	778	173	84	3,007	8,481
Total	$101,084	$34,649	$24,854	$9,656	$872	$46,731	$158,482

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of March 31, 2021, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Domestic Equity Funds	$82,070	$82,070	$--	$--
International Equity Funds	64,610	64,610	--	--
Bond Funds	10,537	10,537	--	--
Short-Term Funds	1,265	1,265	--	--
Total Investments in Securities:	$158,482	$158,482	$--	$--

See accompanying notes which are an integral part of the financial statements.

Fidelity Flex® Freedom Blend 2050 Fund

Financial Statements

Statement of Assets and Liabilities

		March 31, 2021
Assets
Investment in securities, at value — See accompanying schedule:
Affiliated issuers (cost $131,767)	$158,482
Total Investment in Securities (cost $131,767)		$158,482
Receivable for investments sold		1,682
Receivable for fund shares sold		140
Total assets		160,304
Liabilities
Payable for investments purchased	$1,822
Total liabilities		1,822
Net Assets		$158,482
Net Assets consist of:
Paid in capital		$128,016
Total accumulated earnings (loss)		30,466
Net Assets		$158,482
Net Asset Value, offering price and redemption price per share ($158,482 ÷ 12,714.3 shares)		$12.46

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Year ended March 31, 2021
Investment Income
Dividends:
Affiliated issuers		$2,235
Expenses
Independent trustees' fees and expenses	$1
Total expenses		1
Net investment income (loss)		2,234
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Affiliated issuers	872
Capital gain distributions from underlying funds:
Affiliated issuers	7,421
Total net realized gain (loss)		8,293
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Affiliated issuers	46,731
Total change in net unrealized appreciation (depreciation)		46,731
Net gain (loss)		55,024
Net increase (decrease) in net assets resulting from operations		$57,258

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Year ended March 31, 2021	Year ended March 31, 2020
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$2,234	$2,705
Net realized gain (loss)	8,293	2,961
Change in net unrealized appreciation (depreciation)	46,731	(17,258)
Net increase (decrease) in net assets resulting from operations	57,258	(11,592)
Distributions to shareholders	(8,277)	(8,443)
Share transactions
Proceeds from sales of shares	140	–
Reinvestment of distributions	8,277	8,443
Net increase (decrease) in net assets resulting from share transactions	8,417	8,443
Total increase (decrease) in net assets	57,398	(11,592)
Net Assets
Beginning of period	101,084	112,676
End of period	$158,482	$101,084
Other Information
Shares
Sold	11	–
Issued in reinvestment of distributions	748	830
Net increase (decrease)	759	830

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Flex Freedom Blend 2050 Fund

Years ended March 31,	2021	2020	2019	2018 A
Selected Per–Share Data
Net asset value, beginning of period	$8.46	$10.13	$10.66	$10.00
Income from Investment Operations
Net investment income (loss)B	.18	.23	.22	.17
Net realized and unrealized gain (loss)	4.50	(1.15)	–C	.82
Total from investment operations	4.68	(.92)	.22	.99
Distributions from net investment income	(.18)	(.23)	(.22)	(.17)
Distributions from net realized gain	(.50)	(.51)	(.53)	(.16)
Total distributions	(.68)	(.75)D	(.75)	(.33)
Net asset value, end of period	$12.46	$8.46	$10.13	$10.66
Total ReturnE	56.50%	(10.25)%	2.55%	9.89%
Ratios to Average Net AssetsF,G
Expenses before reductions	- %H	- %H	- %H	- %I
Expenses net of fee waivers, if any	- %H	- %H	- %H	- %I
Expenses net of all reductions	- %H	- %H	- %H	- %I
Net investment income (loss)	1.67%	2.30%	2.13%	2.00%I
Supplemental Data
Net assets, end of period (000 omitted)	$158	$101	$113	$110
Portfolio turnover rateJ	19%	61%	20%	13%I

 A For the period June 8, 2017 (commencement of operations) to March 31, 2018.

 B Calculated based on average shares outstanding during the period.

 C Amount represents less than $.005 per share.

 D Total distributions per share do not sum due to rounding.

 E Total returns for periods of less than one year are not annualized.

 F Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment advisor, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 H Amount represents less than .005%.

 I Annualized

 J Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

See accompanying notes which are an integral part of the financial statements.

Fidelity Flex® Freedom Blend 2055 Fund

Investment Summary (Unaudited)

The information in the following tables is based on the direct investments of the Fund.

Top Holdings as of March 31, 2021

% of fund's net assets
Fidelity Series Large Cap Value Index Fund	14.5
Fidelity Series Emerging Markets Opportunities Fund	14.3
Fidelity Series Blue Chip Growth Fund	11.0
Fidelity Series Large Cap Stock Fund	7.6
Fidelity Series Large Cap Growth Index Fund	6.9
Fidelity Series International Value Fund	6.0
Fidelity Series Overseas Fund	6.0
Fidelity Series International Growth Fund	5.9
Fidelity Series Value Discovery Fund	5.3
Fidelity Series Small Cap Opportunities Fund	3.7
81.2

Asset Allocation (% of fund's net assets)

Period end
Domestic Equity Funds	51.8%
International Equity Funds	40.8%
Bond Funds	6.6%
Short-Term Funds	0.8%

Domestic Equity Funds category includes Fidelity Series Commodity Strategy Fund which invests in commodity-related investments.

Fidelity Flex® Freedom Blend 2055 Fund

Schedule of Investments March 31, 2021

Showing Percentage of Net Assets

Domestic Equity Funds - 51.8%
	Shares	Value
Fidelity Series Blue Chip Growth Fund (a)	1,000	$17,410
Fidelity Series Commodity Strategy Fund (a)	896	4,390
Fidelity Series Large Cap Growth Index Fund (a)	696	10,986
Fidelity Series Large Cap Stock Fund (a)	651	12,011
Fidelity Series Large Cap Value Index Fund (a)	1,562	22,946
Fidelity Series Small Cap Opportunities Fund (a)	328	5,815
Fidelity Series Value Discovery Fund (a)	532	8,477
TOTAL DOMESTIC EQUITY FUNDS
(Cost $67,021)		82,035

International Equity Funds - 40.8%
Fidelity Series Canada Fund (a)	300	3,831
Fidelity Series Emerging Markets Fund (a)	215	2,516
Fidelity Series Emerging Markets Opportunities Fund (a)	882	22,641
Fidelity Series International Growth Fund (a)	523	9,385
Fidelity Series International Index Fund (a)	337	3,933
Fidelity Series International Small Cap Fund (a)	163	3,380
Fidelity Series International Value Fund (a)	872	9,461
Fidelity Series Overseas Fund (a)	748	9,437
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $52,465)		64,584

Bond Funds - 6.6%
Fidelity Series Corporate Bond Fund (a)	1	16
Fidelity Series Emerging Markets Debt Fund (a)	95	864
Fidelity Series Emerging Markets Debt Local Currency Fund (a)	29	287
Fidelity Series Floating Rate High Income Fund (a)	18	170
Fidelity Series Government Bond Index Fund (a)	2	20
Fidelity Series High Income Fund (a)	107	1,001
Fidelity Series Inflation-Protected Bond Index Fund (a)	294	3,159
Fidelity Series International Credit Fund (a)	4	41
Fidelity Series Investment Grade Bond Fund (a)	2	23
Fidelity Series Investment Grade Securitized Fund (a)	1	15
Fidelity Series Long-Term Treasury Bond Index Fund (a)	548	4,329
Fidelity Series Real Estate Income Fund (a)	54	602
TOTAL BOND FUNDS
(Cost $10,985)		10,527

Short-Term Funds - 0.8%
Fidelity Series Government Money Market Fund 0.08% (a)(b)	410	410
Fidelity Series Short-Term Credit Fund (a)	20	202
Fidelity Series Treasury Bill Index Fund (a)	65	652
TOTAL SHORT-TERM FUNDS
(Cost $1,258)		1,264
TOTAL INVESTMENT IN SECURITIES - 100.0%
(Cost $131,729)		158,410
NET OTHER ASSETS (LIABILITIES) - 0.0%		1
NET ASSETS - 100%		$158,411

Legend

 (a) Affiliated Fund

 (b) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds

Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds, excluding any Money Market Central Funds, is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur.

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Fidelity Series Blue Chip Growth Fund	$9,837	$6,819	$3,339	$4,993	$553	$3,540	$17,410
Fidelity Series Canada Fund	2,519	412	427	72	(44)	1,371	3,831
Fidelity Series Commodity Strategy Fund	3,433	1,103	1,126	16	(174)	1,154	4,390
Fidelity Series Corporate Bond Fund	--	17	--	--	--	(1)	16
Fidelity Series Emerging Markets Debt Fund	705	153	81	40	(8)	95	864
Fidelity Series Emerging Markets Debt Local Currency Fund	--	300	9	4	--	(4)	287
Fidelity Series Emerging Markets Fund	1,221	519	167	33	12	931	2,516
Fidelity Series Emerging Markets Opportunities Fund	11,230	4,450	1,397	632	86	8,272	22,641
Fidelity Series Floating Rate High Income Fund	157	13	22	8	(1)	23	170
Fidelity Series Government Bond Index Fund	--	21	--	--	--	(1)	20
Fidelity Series Government Money Market Fund 0.08%	957	1,320	1,867	1	--	--	410
Fidelity Series High Income Fund	777	161	46	50	(1)	110	1,001
Fidelity Series Inflation-Protected Bond Index Fund	2,308	1,153	453	38	--	151	3,159
Fidelity Series International Credit Fund	37	2	--	3	--	2	41
Fidelity Series International Growth Fund	6,827	2,667	1,711	1,268	35	1,567	9,385
Fidelity Series International Index Fund	2,704	309	226	71	(7)	1,153	3,933
Fidelity Series International Small Cap Fund	2,017	287	64	27	--	1,140	3,380
Fidelity Series International Value Fund	6,451	1,228	1,632	249	(139)	3,553	9,461
Fidelity Series Investment Grade Bond Fund	--	23	--	--	--	--	23
Fidelity Series Investment Grade Securitized Fund	--	15	--	--	--	--	15
Fidelity Series Large Cap Growth Index Fund	7,401	1,268	1,751	311	262	3,806	10,986
Fidelity Series Large Cap Stock Fund	7,688	1,571	1,621	590	143	4,230	12,011
Fidelity Series Large Cap Value Index Fund	14,212	3,528	2,815	453	138	7,883	22,946
Fidelity Series Long-Term Treasury Bond Index Fund	2,584	3,407	667	363	14	(1,009)	4,329
Fidelity Series Overseas Fund	6,598	1,142	1,223	101	(47)	2,967	9,437
Fidelity Series Real Estate Income Fund	433	50	19	33	(1)	139	602
Fidelity Series Short-Term Credit Fund	204	5	13	5	--	6	202
Fidelity Series Small Cap Opportunities Fund	3,609	594	1,047	114	3	2,656	5,815
Fidelity Series Treasury Bill Index Fund	2,710	12	2,059	11	(5)	(6)	652
Fidelity Series Value Discovery Fund	4,500	1,553	663	173	84	3,003	8,477
Total	$101,119	$34,102	$24,445	$9,659	$903	$46,731	$158,410

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of March 31, 2021, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Domestic Equity Funds	$82,035	$82,035	$--	$--
International Equity Funds	64,584	64,584	--	--
Bond Funds	10,527	10,527	--	--
Short-Term Funds	1,264	1,264	--	--
Total Investments in Securities:	$158,410	$158,410	$--	$--

See accompanying notes which are an integral part of the financial statements.

Fidelity Flex® Freedom Blend 2055 Fund

Financial Statements

Statement of Assets and Liabilities

		March 31, 2021
Assets
Investment in securities, at value — See accompanying schedule:
Affiliated issuers (cost $131,729)	$158,410
Total Investment in Securities (cost $131,729)		$158,410
Receivable for investments sold		1,693
Total assets		160,103
Liabilities
Payable for investments purchased	$1,692
Total liabilities		1,692
Net Assets		$158,411
Net Assets consist of:
Paid in capital		$127,905
Total accumulated earnings (loss)		30,506
Net Assets		$158,411
Net Asset Value, offering price and redemption price per share ($158,411 ÷ 12,708 shares)		$12.47

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Year ended March 31, 2021
Investment Income
Dividends:
Affiliated issuers		$2,237
Expenses
Independent trustees' fees and expenses	$1
Total expenses		1
Net investment income (loss)		2,236
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Affiliated issuers	903
Capital gain distributions from underlying funds:
Affiliated issuers	7,422
Total net realized gain (loss)		8,325
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Affiliated issuers	46,731
Total change in net unrealized appreciation (depreciation)		46,731
Net gain (loss)		55,056
Net increase (decrease) in net assets resulting from operations		$57,292

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Year ended March 31, 2021	Year ended March 31, 2020
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$2,236	$2,705
Net realized gain (loss)	8,325	3,006
Change in net unrealized appreciation (depreciation)	46,731	(17,283)
Net increase (decrease) in net assets resulting from operations	57,292	(11,572)
Distributions to shareholders	(8,270)	(8,457)
Share transactions
Reinvestment of distributions	8,270	8,457
Net increase (decrease) in net assets resulting from share transactions	8,270	8,457
Total increase (decrease) in net assets	57,292	(11,572)
Net Assets
Beginning of period	101,119	112,691
End of period	$158,411	$101,119
Other Information
Shares
Sold	–	–
Issued in reinvestment of distributions	749	832
Net increase (decrease)	749	832

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Flex Freedom Blend 2055 Fund

Years ended March 31,	2021	2020	2019	2018 A
Selected Per–Share Data
Net asset value, beginning of period	$8.46	$10.13	$10.66	$10.00
Income from Investment Operations
Net investment income (loss)B	.18	.23	.22	.17
Net realized and unrealized gain (loss)	4.51	(1.15)	–C	.82
Total from investment operations	4.69	(.92)	.22	.99
Distributions from net investment income	(.18)	(.24)	(.22)	(.17)
Distributions from net realized gain	(.50)	(.51)	(.53)	(.17)
Total distributions	(.68)	(.75)	(.75)	(.33)D
Net asset value, end of period	$12.47	$8.46	$10.13	$10.66
Total ReturnE	56.63%	(10.24)%	2.56%	9.90%
Ratios to Average Net AssetsF,G
Expenses before reductions	- %H	- %H	- %H	- %I
Expenses net of fee waivers, if any	- %H	- %H	- %H	- %I
Expenses net of all reductions	- %H	- %H	- %H	- %I
Net investment income (loss)	1.67%	2.30%	2.13%	2.00%I
Supplemental Data
Net assets, end of period (000 omitted)	$158	$101	$113	$110
Portfolio turnover rateJ	18%	61%	20%	13%I

 A For the period June 8, 2017 (commencement of operations) to March 31, 2018.

 B Calculated based on average shares outstanding during the period.

 C Amount represents less than $.005 per share.

 D Total distributions per share do not sum due to rounding.

 E Total returns for periods of less than one year are not annualized.

 F Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment advisor, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 H Amount represents less than .005%.

 I Annualized

 J Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

See accompanying notes which are an integral part of the financial statements.

Fidelity Flex® Freedom Blend 2060 Fund

Investment Summary (Unaudited)

The information in the following tables is based on the direct investments of the Fund.

Top Holdings as of March 31, 2021

% of fund's net assets
Fidelity Series Large Cap Value Index Fund	14.5
Fidelity Series Emerging Markets Opportunities Fund	14.3
Fidelity Series Blue Chip Growth Fund	11.0
Fidelity Series Large Cap Stock Fund	7.6
Fidelity Series Large Cap Growth Index Fund	6.9
Fidelity Series International Value Fund	6.0
Fidelity Series Overseas Fund	6.0
Fidelity Series International Growth Fund	5.9
Fidelity Series Value Discovery Fund	5.3
Fidelity Series Small Cap Opportunities Fund	3.7
81.2

Asset Allocation (% of fund's net assets)

Period end
Domestic Equity Funds	51.8%
International Equity Funds	40.8%
Bond Funds	6.6%
Short-Term Funds	0.8%

Domestic Equity Funds category includes Fidelity Series Commodity Strategy Fund which invests in commodity-related investments.

Fidelity Flex® Freedom Blend 2060 Fund

Schedule of Investments March 31, 2021

Showing Percentage of Net Assets

Domestic Equity Funds - 51.8%
	Shares	Value
Fidelity Series Blue Chip Growth Fund (a)	1,000	$17,409
Fidelity Series Commodity Strategy Fund (a)	896	4,390
Fidelity Series Large Cap Growth Index Fund (a)	696	10,985
Fidelity Series Large Cap Stock Fund (a)	651	12,010
Fidelity Series Large Cap Value Index Fund (a)	1,562	22,942
Fidelity Series Small Cap Opportunities Fund (a)	328	5,815
Fidelity Series Value Discovery Fund (a)	532	8,476
TOTAL DOMESTIC EQUITY FUNDS
(Cost $67,001)		82,027

International Equity Funds - 40.8%
Fidelity Series Canada Fund (a)	300	3,830
Fidelity Series Emerging Markets Fund (a)	215	2,516
Fidelity Series Emerging Markets Opportunities Fund (a)	882	22,639
Fidelity Series International Growth Fund (a)	523	9,384
Fidelity Series International Index Fund (a)	337	3,933
Fidelity Series International Small Cap Fund (a)	164	3,398
Fidelity Series International Value Fund (a)	870	9,441
Fidelity Series Overseas Fund (a)	748	9,436
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $52,529)		64,577

Bond Funds - 6.6%
Fidelity Series Corporate Bond Fund (a)	1	16
Fidelity Series Emerging Markets Debt Fund (a)	95	864
Fidelity Series Emerging Markets Debt Local Currency Fund (a)	29	287
Fidelity Series Floating Rate High Income Fund (a)	18	170
Fidelity Series Government Bond Index Fund (a)	2	20
Fidelity Series High Income Fund (a)	107	1,000
Fidelity Series Inflation-Protected Bond Index Fund (a)	294	3,159
Fidelity Series International Credit Fund (a)	4	41
Fidelity Series Investment Grade Bond Fund (a)	2	23
Fidelity Series Investment Grade Securitized Fund (a)	1	15
Fidelity Series Long-Term Treasury Bond Index Fund (a)	548	4,328
Fidelity Series Real Estate Income Fund (a)	54	602
TOTAL BOND FUNDS
(Cost $10,983)		10,525

Short-Term Funds - 0.8%
Fidelity Series Government Money Market Fund 0.08% (a)(b)	410	410
Fidelity Series Short-Term Credit Fund (a)	20	202
Fidelity Series Treasury Bill Index Fund (a)	65	652
TOTAL SHORT-TERM FUNDS
(Cost $1,258)		1,264
TOTAL INVESTMENT IN SECURITIES - 100.0%
(Cost $131,771)		158,393
NET OTHER ASSETS (LIABILITIES) - 0.0%		0
NET ASSETS - 100%		$158,393

Legend

 (a) Affiliated Fund

 (b) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds

Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds, excluding any Money Market Central Funds, is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur.

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Fidelity Series Blue Chip Growth Fund	$9,838	$7,012	$3,520	$4,992	$548	$3,531	$17,409
Fidelity Series Canada Fund	2,457	428	378	72	(25)	1,348	3,830
Fidelity Series Commodity Strategy Fund	3,433	1,104	1,126	16	(142)	1,121	4,390
Fidelity Series Corporate Bond Fund	--	17	--	--	--	(1)	16
Fidelity Series Emerging Markets Debt Fund	705	154	81	40	(8)	94	864
Fidelity Series Emerging Markets Debt Local Currency Fund	--	300	9	4	--	(4)	287
Fidelity Series Emerging Markets Fund	1,221	519	167	33	12	931	2,516
Fidelity Series Emerging Markets Opportunities Fund	11,231	4,451	1,397	632	84	8,270	22,639
Fidelity Series Floating Rate High Income Fund	157	13	22	8	(1)	23	170
Fidelity Series Government Bond Index Fund	--	21	--	--	--	(1)	20
Fidelity Series Government Money Market Fund 0.08%	956	1,322	1,868	1	--	--	410
Fidelity Series High Income Fund	777	160	46	50	(1)	110	1,000
Fidelity Series Inflation-Protected Bond Index Fund	2,308	1,153	453	38	--	151	3,159
Fidelity Series International Credit Fund	37	2	--	3	--	2	41
Fidelity Series International Growth Fund	6,825	2,513	1,569	1,268	48	1,567	9,384
Fidelity Series International Index Fund	2,704	309	226	71	(5)	1,151	3,933
Fidelity Series International Small Cap Fund	2,017	312	71	27	--	1,140	3,398
Fidelity Series International Value Fund	6,511	1,050	1,525	249	(86)	3,491	9,441
Fidelity Series Investment Grade Bond Fund	--	23	--	--	--	--	23
Fidelity Series Investment Grade Securitized Fund	--	15	--	--	--	--	15
Fidelity Series Large Cap Growth Index Fund	7,402	1,156	1,637	311	258	3,806	10,985
Fidelity Series Large Cap Stock Fund	7,689	1,678	1,735	590	142	4,236	12,010
Fidelity Series Large Cap Value Index Fund	14,214	3,524	2,816	453	135	7,885	22,942
Fidelity Series Long-Term Treasury Bond Index Fund	2,584	3,407	668	363	14	(1,009)	4,328
Fidelity Series Overseas Fund	6,598	1,243	1,322	101	(47)	2,964	9,436
Fidelity Series Real Estate Income Fund	433	50	19	33	(1)	139	602
Fidelity Series Short-Term Credit Fund	205	4	13	5	--	6	202
Fidelity Series Small Cap Opportunities Fund	3,610	775	1,230	114	(27)	2,687	5,815
Fidelity Series Treasury Bill Index Fund	2,710	12	2,059	11	(5)	(6)	652
Fidelity Series Value Discovery Fund	4,500	1,591	704	173	88	3,001	8,476
Total	$101,122	$34,318	$24,661	$9,658	$981	$46,633	$158,393

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of March 31, 2021, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Domestic Equity Funds	$82,027	$82,027	$--	$--
International Equity Funds	64,577	64,577	--	--
Bond Funds	10,525	10,525	--	--
Short-Term Funds	1,264	1,264	--	--
Total Investments in Securities:	$158,393	$158,393	$--	$--

See accompanying notes which are an integral part of the financial statements.

Fidelity Flex® Freedom Blend 2060 Fund

Financial Statements

Statement of Assets and Liabilities

		March 31, 2021
Assets
Investment in securities, at value — See accompanying schedule:
Affiliated issuers (cost $131,771)	$158,393
Total Investment in Securities (cost $131,771)		$158,393
Receivable for investments sold		1,713
Total assets		160,106
Liabilities
Payable for investments purchased	$1,713
Total liabilities		1,713
Net Assets		$158,393
Net Assets consist of:
Paid in capital		$127,939
Total accumulated earnings (loss)		30,454
Net Assets		$158,393
Net Asset Value, offering price and redemption price per share ($158,393 ÷ 12,712 shares)		$12.46

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Year ended March 31, 2021
Investment Income
Dividends:
Affiliated issuers		$2,238
Expenses
Independent trustees' fees and expenses	$1
Total expenses		1
Net investment income (loss)		2,237
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Affiliated issuers	981
Capital gain distributions from underlying funds:
Affiliated issuers	7,420
Total net realized gain (loss)		8,401
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Affiliated issuers	46,633
Total change in net unrealized appreciation (depreciation)		46,633
Net gain (loss)		55,034
Net increase (decrease) in net assets resulting from operations		$57,271

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Year ended March 31, 2021	Year ended March 31, 2020
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$2,237	$2,709
Net realized gain (loss)	8,401	2,987
Change in net unrealized appreciation (depreciation)	46,633	(17,258)
Net increase (decrease) in net assets resulting from operations	57,271	(11,562)
Distributions to shareholders	(8,330)	(8,455)
Share transactions
Reinvestment of distributions	8,330	8,455
Net increase (decrease) in net assets resulting from share transactions	8,330	8,455
Total increase (decrease) in net assets	57,271	(11,562)
Net Assets
Beginning of period	101,122	112,684
End of period	$158,393	$101,122
Other Information
Shares
Sold	–	–
Issued in reinvestment of distributions	755	832
Net increase (decrease)	755	832

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Flex Freedom Blend 2060 Fund

Years ended March 31,	2021	2020	2019	2018 A
Selected Per–Share Data
Net asset value, beginning of period	$8.46	$10.13	$10.66	$10.00
Income from Investment Operations
Net investment income (loss)B	.18	.23	.22	.17
Net realized and unrealized gain (loss)	4.51	(1.15)	–C	.82
Total from investment operations	4.69	(.92)	.22	.99
Distributions from net investment income	(.18)	(.24)	(.22)	(.17)
Distributions from net realized gain	(.50)	(.51)	(.53)	(.17)
Total distributions	(.69)D	(.75)	(.75)	(.33)D
Net asset value, end of period	$12.46	$8.46	$10.13	$10.66
Total ReturnE	56.58%	(10.24)%	2.55%	9.89%
Ratios to Average Net AssetsF,G
Expenses before reductions	- %H	- %H	- %H	- %I
Expenses net of fee waivers, if any	- %H	- %H	- %H	- %I
Expenses net of all reductions	- %H	- %H	- %H	- %I
Net investment income (loss)	1.67%	2.30%	2.13%	2.00%I
Supplemental Data
Net assets, end of period (000 omitted)	$158	$101	$113	$110
Portfolio turnover rateJ	19%	62%	20%	13%I

 A For the period June 8, 2017 (commencement of operations) to March 31, 2018.

 B Calculated based on average shares outstanding during the period.

 C Amount represents less than $.005 per share.

 D Total distributions per share do not sum due to rounding.

 E Total returns for periods of less than one year are not annualized.

 F Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment advisor, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 H Amount represents less than .005%.

 I Annualized

 J Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

See accompanying notes which are an integral part of the financial statements.

Fidelity Flex® Freedom Blend 2065 Fund

Investment Summary (Unaudited)

The information in the following tables is based on the direct investments of the Fund.

Top Holdings as of March 31, 2021

% of fund's net assets
Fidelity Series Large Cap Value Index Fund	14.5
Fidelity Series Emerging Markets Opportunities Fund	14.3
Fidelity Series Blue Chip Growth Fund	11.0
Fidelity Series Large Cap Stock Fund	7.6
Fidelity Series Large Cap Growth Index Fund	6.9
Fidelity Series International Value Fund	6.0
Fidelity Series Overseas Fund	6.0
Fidelity Series International Growth Fund	5.9
Fidelity Series Value Discovery Fund	5.3
Fidelity Series Small Cap Opportunities Fund	3.7
81.2

Asset Allocation (% of fund's net assets)

Period end
Domestic Equity Funds	51.8%
International Equity Funds	40.8%
Bond Funds	6.6%
Short-Term Funds	0.8%

Domestic Equity Funds category includes Fidelity Series Commodity Strategy Fund which invests in commodity-related investments.

Fidelity Flex® Freedom Blend 2065 Fund

Schedule of Investments March 31, 2021

Showing Percentage of Net Assets

Domestic Equity Funds - 51.8%
	Shares	Value
Fidelity Series Blue Chip Growth Fund (a)	859	$14,957
Fidelity Series Commodity Strategy Fund (a)	770	3,772
Fidelity Series Large Cap Growth Index Fund (a)	598	9,438
Fidelity Series Large Cap Stock Fund (a)	559	10,319
Fidelity Series Large Cap Value Index Fund (a)	1,342	19,714
Fidelity Series Small Cap Opportunities Fund (a)	282	4,996
Fidelity Series Value Discovery Fund (a)	457	7,283
TOTAL DOMESTIC EQUITY FUNDS
(Cost $57,705)		70,479

International Equity Funds - 40.8%
Fidelity Series Canada Fund (a)	258	3,291
Fidelity Series Emerging Markets Fund (a)	185	2,162
Fidelity Series Emerging Markets Opportunities Fund (a)	758	19,451
Fidelity Series International Growth Fund (a)	449	8,062
Fidelity Series International Index Fund (a)	289	3,379
Fidelity Series International Small Cap Fund (a)	141	2,919
Fidelity Series International Value Fund (a)	748	8,112
Fidelity Series Overseas Fund (a)	643	8,107
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $45,108)		55,483

Bond Funds - 6.6%
Fidelity Series Corporate Bond Fund (a)	1	14
Fidelity Series Emerging Markets Debt Fund (a)	82	742
Fidelity Series Emerging Markets Debt Local Currency Fund (a)	25	247
Fidelity Series Floating Rate High Income Fund (a)	16	146
Fidelity Series Government Bond Index Fund (a)	2	18
Fidelity Series High Income Fund (a)	92	860
Fidelity Series Inflation-Protected Bond Index Fund (a)	253	2,714
Fidelity Series International Credit Fund (a)	3	33
Fidelity Series Investment Grade Bond Fund (a)	2	20
Fidelity Series Investment Grade Securitized Fund (a)	1	13
Fidelity Series Long-Term Treasury Bond Index Fund (a)	471	3,719
Fidelity Series Real Estate Income Fund (a)	47	517
TOTAL BOND FUNDS
(Cost $9,516)		9,043

Short-Term Funds - 0.8%
Fidelity Cash Central Fund 0.06% (b)	19	19
Fidelity Series Government Money Market Fund 0.08% (a)(c)	353	353
Fidelity Series Short-Term Credit Fund (a)	17	174
Fidelity Series Treasury Bill Index Fund (a)	56	560
TOTAL SHORT-TERM FUNDS
(Cost $1,104)		1,106
TOTAL INVESTMENT IN SECURITIES - 100.0%
(Cost $113,433)		136,111
NET OTHER ASSETS (LIABILITIES) - 0.0%		0
NET ASSETS - 100%		$136,111

Legend

 (a) Affiliated Fund

 (b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

 (c) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds

Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds, excluding any Money Market Central Funds, is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur.

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Fidelity Series Blue Chip Growth Fund	$8,452	$5,817	$2,827	$4,290	$377	$3,138	$14,957
Fidelity Series Canada Fund	2,017	488	348	62	(39)	1,173	3,291
Fidelity Series Commodity Strategy Fund	2,950	949	968	13	(111)	952	3,772
Fidelity Series Corporate Bond Fund	--	14	--	--	--	--	14
Fidelity Series Emerging Markets Debt Fund	603	131	66	34	(3)	77	742
Fidelity Series Emerging Markets Debt Local Currency Fund	--	258	8	3	--	(3)	247
Fidelity Series Emerging Markets Fund	1,048	447	143	28	11	799	2,162
Fidelity Series Emerging Markets Opportunities Fund	9,645	3,829	1,201	543	54	7,124	19,451
Fidelity Series Floating Rate High Income Fund	135	10	19	7	--	20	146
Fidelity Series Government Bond Index Fund	--	19	--	--	--	(1)	18
Fidelity Series Government Money Market Fund 0.08%	823	1,133	1,603	1	--	--	353
Fidelity Series High Income Fund	667	139	39	43	--	93	860
Fidelity Series Inflation-Protected Bond Index Fund	1,983	989	388	32	1	129	2,714
Fidelity Series International Credit Fund	30	2	--	2	--	1	33
Fidelity Series International Growth Fund	5,875	2,307	1,496	1,090	(15)	1,391	8,062
Fidelity Series International Index Fund	2,319	266	190	61	(7)	991	3,379
Fidelity Series International Small Cap Fund	1,735	265	61	23	1	979	2,919
Fidelity Series International Value Fund	5,654	943	1,421	214	(54)	2,990	8,112
Fidelity Series Investment Grade Bond Fund	--	20	--	--	--	--	20
Fidelity Series Investment Grade Securitized Fund	--	13	--	--	--	--	13
Fidelity Series Large Cap Growth Index Fund	6,359	1,065	1,483	267	226	3,271	9,438
Fidelity Series Large Cap Stock Fund	6,606	1,454	1,503	507	120	3,642	10,319
Fidelity Series Large Cap Value Index Fund	12,214	3,026	2,416	389	117	6,773	19,714
Fidelity Series Long-Term Treasury Bond Index Fund	2,220	2,928	574	312	(1)	(854)	3,719
Fidelity Series Overseas Fund	5,690	1,029	1,125	87	(47)	2,560	8,107
Fidelity Series Real Estate Income Fund	375	39	17	29	--	120	517
Fidelity Series Short-Term Credit Fund	175	68	74	4	--	5	174
Fidelity Series Small Cap Opportunities Fund	3,104	506	898	98	24	2,260	4,996
Fidelity Series Treasury Bill Index Fund	2,327	10	1,768	9	(4)	(5)	560
Fidelity Series Value Discovery Fund	3,866	1,337	569	149	79	2,570	7,283
Total	$86,872	$29,501	$21,205	$8,297	$729	$40,195	$136,092

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of March 31, 2021, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Domestic Equity Funds	$70,479	$70,479	$--	$--
International Equity Funds	55,483	55,483	--	--
Bond Funds	9,043	9,043	--	--
Short-Term Funds	1,106	1,106	--	--
Total Investments in Securities:	$136,111	$136,111	$--	$--

See accompanying notes which are an integral part of the financial statements.

Fidelity Flex® Freedom Blend 2065 Fund

Financial Statements

Statement of Assets and Liabilities

		March 31, 2021
Assets
Investment in securities, at value — See accompanying schedule:
Fidelity Central Funds (cost $19)	$19
Other affiliated issuers (cost $113,414)	136,092
Total Investment in Securities (cost $113,433)		$136,111
Receivable for investments sold		1,473
Total assets		137,584
Liabilities
Payable for investments purchased	$1,473
Total liabilities		1,473
Net Assets		$136,111
Net Assets consist of:
Paid in capital		$110,030
Total accumulated earnings (loss)		26,081
Net Assets		$136,111
Net Asset Value, offering price and redemption price per share ($136,111 ÷ 10,917 shares)		$12.47

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Year ended March 31, 2021
Investment Income
Dividends:
Affiliated issuers		$1,921
Expenses
Independent trustees' fees and expenses	$1
Total expenses		1
Net investment income (loss)		1,920
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Affiliated issuers	729
Capital gain distributions from underlying funds:
Affiliated issuers	6,376
Total net realized gain (loss)		7,105
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Affiliated issuers	40,195
Total change in net unrealized appreciation (depreciation)		40,195
Net gain (loss)		47,300
Net increase (decrease) in net assets resulting from operations		$49,220

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Year ended March 31, 2021	For the period June 28, 2019 (commencement of operations) to March 31, 2020
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$1,920	$2,211
Net realized gain (loss)	7,105	2,197
Change in net unrealized appreciation (depreciation)	40,195	(17,517)
Net increase (decrease) in net assets resulting from operations	49,220	(13,109)
Distributions to shareholders	(6,651)	(3,380)
Share transactions
Proceeds from sales of shares	–	100,000
Reinvestment of distributions	6,651	3,380
Net increase (decrease) in net assets resulting from share transactions	6,651	103,380
Total increase (decrease) in net assets	49,220	86,891
Net Assets
Beginning of period	86,891	–
End of period	$136,111	$86,891
Other Information
Shares
Sold	–	10,000
Issued in reinvestment of distributions	597	320
Net increase (decrease)	597	10,320

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Flex Freedom Blend 2065 Fund

Years ended March 31,	2021	2020 A
Selected Per–Share Data
Net asset value, beginning of period	$8.42	$10.00
Income from Investment Operations
Net investment income (loss)B	.18	.22
Net realized and unrealized gain (loss)	4.51	(1.46)
Total from investment operations	4.69	(1.24)
Distributions from net investment income	(.18)	(.22)
Distributions from net realized gain	(.45)	(.12)
Total distributions	(.64)C	(.34)
Net asset value, end of period	$12.47	$8.42
Total ReturnD	56.66%	(13.10)%
Ratios to Average Net AssetsE,F
Expenses before reductionsG	-%	- %H
Expenses net of fee waivers, if anyG	-%	- %H
Expenses net of all reductionsG	-%	- %H
Net investment income (loss)	1.67%	2.88%H
Supplemental Data
Net assets, end of period (000 omitted)	$136	$87
Portfolio turnover rateI	19%	208%H

 A For the period June 28, 2019 (commencement of operations) to March 31, 2020.

 B Calculated based on average shares outstanding during the period.

 C Total distributions per share do not sum due to rounding.

 D Total returns for periods of less than one year are not annualized.

 E Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment advisor, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 G Amount represents less than .005%.

 H Annualized

 I Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements

For the period ended March 31, 2021

1. Organization.

Fidelity Flex Freedom Blend Income Fund, Fidelity Flex Freedom Blend 2005 Fund, Fidelity Flex Freedom Blend 2010 Fund, Fidelity Flex Freedom Blend 2015 Fund, Fidelity Flex Freedom Blend 2020 Fund, Fidelity Flex Freedom Blend 2025 Fund, Fidelity Flex Freedom Blend 2030 Fund, Fidelity Flex Freedom Blend 2035 Fund, Fidelity Flex Freedom Blend 2040 Fund, Fidelity Flex Freedom Blend 2045 Fund, Fidelity Flex Freedom Blend 2050 Fund, Fidelity Flex Freedom Blend 2055 Fund, Fidelity Flex Freedom Blend 2060 Fund and Fidelity Flex Freedom Blend 2065 Fund (the Funds) are funds of Fidelity Aberdeen Street Trust (the Trust). The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Delaware statutory trust. Each Fund is authorized to issue an unlimited number of shares. The Funds are available only to certain fee-based accounts and advisory programs offered by Fidelity. Share transactions on the Statement of Changes in Net Assets may contain exchanges between affiliated funds.

2. Investments in Fidelity Central Funds.

The Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Funds' Schedules of Investments list each of the Fidelity Central Funds held as of period end, if any, as an investment of each Fund, but do not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, each Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date ranged from less than .005% to .01%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

Each Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. Each Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds (ETFs) but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of each Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Each Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value each Fund's investments by major category are as follows. Investments in open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy. The aggregate value of investments by input level as of March 31, 2021 is included at the end of each Fund's Schedule of Investments.

Investment Transactions and Income. For financial reporting purposes, the Funds' investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Income and capital gain distributions from any underlying mutual funds or exchange-traded funds (ETFs) are recorded on the ex-dividend date.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of each Fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds (ETFs). Although not included in each Fund's expenses, each Fund indirectly bears its proportionate share of any underlying mutual funds or exchange-traded funds (ETFs) expenses through the impact of these expenses on each underlying mutual fund's or exchange-traded fund's (ETFs) NAV. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, each Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. As of March 31, 2021, each Fund did not have any unrecognized tax benefits in the financial statements; nor is each Fund aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. Each Fund files a U.S. federal tax return, in addition to state and local tax returns as required. Each Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.
Book-tax differences are primarily due to the short-term gain distributions from the underlying mutual funds or exchange-traded funds (ETFs) and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows for each Fund:

	Tax cost	Gross unrealized appreciation	Gross unrealized depreciation	Net unrealized appreciation (depreciation)
Fidelity Flex Freedom Blend Income Fund	$116,619	$7,485	$(884)	$6,601
Fidelity Flex Freedom Blend 2005 Fund	118,822	8,544	(964)	7,580
Fidelity Flex Freedom Blend 2010 Fund	121,270	10,815	(1,029)	9,786
Fidelity Flex Freedom Blend 2015 Fund	123,541	13,313	(1,077)	12,236
Fidelity Flex Freedom Blend 2020 Fund	125,346	15,775	(1,095)	14,680
Fidelity Flex Freedom Blend 2025 Fund	126,918	17,684	(1,113)	16,571
Fidelity Flex Freedom Blend 2030 Fund	129,781	19,849	(1,159)	18,690
Fidelity Flex Freedom Blend 2035 Fund	132,015	24,120	(1,077)	23,043
Fidelity Flex Freedom Blend 2040 Fund	132,245	26,918	(796)	26,122
Fidelity Flex Freedom Blend 2045 Fund	132,193	26,973	(794)	26,179
Fidelity Flex Freedom Blend 2050 Fund	132,358	26,919	(795)	26,124
Fidelity Flex Freedom Blend 2055 Fund	132,254	26,952	(796)	26,156
Fidelity Flex Freedom Blend 2060 Fund	132,300	26,887	(794)	26,093
Fidelity Flex Freedom Blend 2065 Fund	113,829	22,970	(688)	22,282

The tax-based components of distributable earnings as of period end were as follows for each Fund:

	Undistributed ordinary income	Undistributed long-term capital gain	Net unrealized appreciation (depreciation) on securities and other investments
Fidelity Flex Freedom Blend Income Fund	$136	$1,337	$6,601
Fidelity Flex Freedom Blend 2005 Fund	336	1,637	7,580
Fidelity Flex Freedom Blend 2010 Fund	351	2,066	9,786
Fidelity Flex Freedom Blend 2015 Fund	355	2,471	12,236
Fidelity Flex Freedom Blend 2020 Fund	278	2,842	14,680
Fidelity Flex Freedom Blend 2025 Fund	208	3,139	16,571
Fidelity Flex Freedom Blend 2030 Fund	186	3,574	18,690
Fidelity Flex Freedom Blend 2035 Fund	259	3,906	23,043
Fidelity Flex Freedom Blend 2040 Fund	179	4,166	26,122
Fidelity Flex Freedom Blend 2045 Fund	153	4,201	26,179
Fidelity Flex Freedom Blend 2050 Fund	218	4,124	26,124
Fidelity Flex Freedom Blend 2055 Fund	95	4,256	26,156
Fidelity Flex Freedom Blend 2060 Fund	147	4,216	26,093
Fidelity Flex Freedom Blend 2065 Fund	129	3,669	22,282

The tax character of distributions paid was as follows:

March 31, 2021
	Ordinary Income	Long-term Capital Gains	Total
Fidelity Flex Freedom Blend Income Fund	$2,684	$899	$3,583
Fidelity Flex Freedom Blend 2005 Fund	2,883	1,337	4,220
Fidelity Flex Freedom Blend 2010 Fund	3,070	1,903	4,973
Fidelity Flex Freedom Blend 2015 Fund	3,058	2,575	5,633
Fidelity Flex Freedom Blend 2020 Fund	3,145	3,089	6,234
Fidelity Flex Freedom Blend 2025 Fund	3,158	3,527	6,685
Fidelity Flex Freedom Blend 2030 Fund	3,295	4,216	7,511
Fidelity Flex Freedom Blend 2035 Fund	3,100	5,094	8,194
Fidelity Flex Freedom Blend 2040 Fund	2,920	5,383	8,303
Fidelity Flex Freedom Blend 2045 Fund	2,896	5,334	8,230
Fidelity Flex Freedom Blend 2050 Fund	2,894	5,383	8,277
Fidelity Flex Freedom Blend 2055 Fund	2,969	5,301	8,270
Fidelity Flex Freedom Blend 2060 Fund	2,981	5,349	8,330
Fidelity Flex Freedom Blend 2065 Fund	2,605	4,046	6,651

March 31, 2020
	Ordinary Income	Long-term Capital Gains	Total
Fidelity Flex Freedom Blend Income Fund	$3,043	$1,796	$4,839
Fidelity Flex Freedom Blend 2005 Fund	3,173	2,217	5,390
Fidelity Flex Freedom Blend 2010 Fund	3,302	2,656	5,958
Fidelity Flex Freedom Blend 2015 Fund	3,356	3,134	6,490
Fidelity Flex Freedom Blend 2020 Fund	3,424	3,532	6,956
Fidelity Flex Freedom Blend 2025 Fund	3,414	4,012	7,426
Fidelity Flex Freedom Blend 2030 Fund	3,227	4,820	8,047
Fidelity Flex Freedom Blend 2035 Fund	3,162	5,435	8,597
Fidelity Flex Freedom Blend 2040 Fund	3,231	5,191	8,422
Fidelity Flex Freedom Blend 2045 Fund	3,265	5,169	8,434
Fidelity Flex Freedom Blend 2050 Fund	3,230	5,213	8,443
Fidelity Flex Freedom Blend 2055 Fund	3,265	5,192	8,457
Fidelity Flex Freedom Blend 2060 Fund	3,242	5,213	8,455
Fidelity Flex Freedom Blend 2065 Fund(a)	2,630	750	3,380

 (a) For the period June 28, 2019 (commencement of operations) to March 31, 2020.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Flex Freedom Blend Income Fund	33,303	29,180
Fidelity Flex Freedom Blend 2005 Fund	34,988	30,456
Fidelity Flex Freedom Blend 2010 Fund	37,309	32,053
Fidelity Flex Freedom Blend 2015 Fund	38,916	32,919
Fidelity Flex Freedom Blend 2020 Fund	39,247	32,532
Fidelity Flex Freedom Blend 2025 Fund	39,786	32,503
Fidelity Flex Freedom Blend 2030 Fund	40,726	32,677
Fidelity Flex Freedom Blend 2035 Fund	39,698	30,576
Fidelity Flex Freedom Blend 2040 Fund	33,919	24,260
Fidelity Flex Freedom Blend 2045 Fund	34,099	24,441
Fidelity Flex Freedom Blend 2050 Fund	34,649	24,854
Fidelity Flex Freedom Blend 2055 Fund	34,102	24,445
Fidelity Flex Freedom Blend 2060 Fund	34,318	24,661
Fidelity Flex Freedom Blend 2065 Fund	29,501	21,205

5. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Funds with investment management related services and the Funds do not pay any fees for these services. Under the management contract, the investment adviser or an affiliate pays all other expenses of the Funds, excluding fees and expenses of the independent Trustees, and certain miscellaneous expenses such as proxy and shareholder meeting expenses.

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

Other. During the period, the investment adviser reimbursed the Funds for certain losses as follows:

Amount
Fidelity Flex Freedom Blend Income Fund	$3

6. Other.

The Funds' organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Funds. In the normal course of business, the Funds may also enter into contracts that provide general indemnifications. The Funds' maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Funds. The risk of material loss from such claims is considered remote.

At the end of the period, the investment adviser or its affiliates were owners of record of more than 10% of the outstanding shares of the following Funds:

Affiliated %
Fidelity Flex Freedom Blend Income Fund	100%
Fidelity Flex Freedom Blend 2005 Fund	100%
Fidelity Flex Freedom Blend 2010 Fund	100%
Fidelity Flex Freedom Blend 2015 Fund	100%
Fidelity Flex Freedom Blend 2020 Fund	100%
Fidelity Flex Freedom Blend 2025 Fund	100%
Fidelity Flex Freedom Blend 2030 Fund	100%
Fidelity Flex Freedom Blend 2035 Fund	100%
Fidelity Flex Freedom Blend 2040 Fund	100%
Fidelity Flex Freedom Blend 2045 Fund	100%
Fidelity Flex Freedom Blend 2050 Fund	100%
Fidelity Flex Freedom Blend 2055 Fund	100%
Fidelity Flex Freedom Blend 2060 Fund	100%
Fidelity Flex Freedom Blend 2065 Fund	100%

7. Coronavirus (COVID-19) Pandemic.

An outbreak of COVID-19 first detected in China during December 2019 has since spread globally and was declared a pandemic by the World Health Organization during March 2020. Developments that disrupt global economies and financial markets, such as the COVID-19 pandemic, may magnify factors that affect the Funds' performance.

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of Fidelity Aberdeen Street Trust and the Shareholders of Fidelity Flex Freedom Blend Income Fund, Fidelity Flex Freedom Blend 2005 Fund, Fidelity Flex Freedom Blend 2010 Fund, Fidelity Flex Freedom Blend 2015 Fund, Fidelity Flex Freedom Blend 2020 Fund, Fidelity Flex Freedom Blend 2025 Fund, Fidelity Flex Freedom Blend 2030 Fund, Fidelity Flex Freedom Blend 2035 Fund, Fidelity Flex Freedom Blend 2040 Fund, Fidelity Flex Freedom Blend 2045 Fund, Fidelity Flex Freedom Blend 2050 Fund, Fidelity Flex Freedom Blend 2055 Fund, Fidelity Flex Freedom Blend 2060 Fund and Fidelity Flex Freedom Blend 2065 Fund

Opinions on the Financial Statements

We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of each of the funds indicated in the table below (fourteen of the funds constituting Fidelity Aberdeen Street Trust, hereafter collectively referred to as the “Funds”) as of March 31, 2021, the related statements of operations and of changes in net assets for each of the periods indicated in the table below, including the related notes, and the financial highlights for each of the periods indicated in the table below (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of March 31, 2021, the results of each of their operations, the changes in each of their net assets, and each of the financial highlights for each of the periods indicated in the table below, in conformity with accounting principles generally accepted in the United States of America.

Fund	Statement of operations	Statement of changes in net assets	Financial highlights
Fidelity Flex Freedom Blend Income Fund	For the year ended March 31, 2021	For the years ended March 31, 2021 and 2020	For the years ended March 31, 2021, 2020 and 2019, and the period June 8, 2017 (commencement of operations) to March 31, 2018
Fidelity Flex Freedom Blend 2005 Fund	For the year ended March 31, 2021	For the years ended March 31, 2021 and 2020	For the years ended March 31, 2021, 2020 and 2019, and the period June 8, 2017 (commencement of operations) to March 31, 2018
Fidelity Flex Freedom Blend 2010 Fund	For the year ended March 31, 2021	For the years ended March 31, 2021 and 2020	For the years ended March 31, 2021, 2020 and 2019, and the period June 8, 2017 (commencement of operations) to March 31, 2018
Fidelity Flex Freedom Blend 2015 Fund	For the year ended March 31, 2021	For the years ended March 31, 2021 and 2020	For the years ended March 31, 2021, 2020 and 2019, and the period June 8, 2017 (commencement of operations) to March 31, 2018
Fidelity Flex Freedom Blend 2020 Fund	For the year ended March 31, 2021	For the years ended March 31, 2021 and 2020	For the years ended March 31, 2021, 2020 and 2019, and the period June 8, 2017 (commencement of operations) to March 31, 2018
Fidelity Flex Freedom Blend 2025 Fund	For the year ended March 31, 2021	For the years ended March 31, 2021 and 2020	For the years ended March 31, 2021, 2020 and 2019, and the period June 8, 2017 (commencement of operations) to March 31, 2018
Fidelity Flex Freedom Blend 2030 Fund	For the year ended March 31, 2021	For the years ended March 31, 2021 and 2020	For the years ended March 31, 2021, 2020 and 2019, and the period June 8, 2017 (commencement of operations) to March 31, 2018
Fidelity Flex Freedom Blend 2035 Fund	For the year ended March 31, 2021	For the years ended March 31, 2021 and 2020	For the years ended March 31, 2021, 2020 and 2019, and the period June 8, 2017 (commencement of operations) to March 31, 2018
Fidelity Flex Freedom Blend 2040 Fund	For the year ended March 31, 2021	For the years ended March 31, 2021 and 2020	For the years ended March 31, 2021, 2020 and 2019, and the period June 8, 2017 (commencement of operations) to March 31, 2018
Fidelity Flex Freedom Blend 2045 Fund	For the year ended March 31, 2021	For the years ended March 31, 2021 and 2020	For the years ended March 31, 2021, 2020 and 2019, and the period June 8, 2017 (commencement of operations) to March 31, 2018
Fidelity Flex Freedom Blend 2050 Fund	For the year ended March 31, 2021	For the years ended March 31, 2021 and 2020	For the years ended March 31, 2021, 2020 and 2019, and the period June 8, 2017 (commencement of operations) to March 31, 2018
Fidelity Flex Freedom Blend 2055 Fund	For the year ended March 31, 2021	For the years ended March 31, 2021 and 2020	For the years ended March 31, 2021, 2020 and 2019, and the period June 8, 2017 (commencement of operations) to March 31, 2018
Fidelity Flex Freedom Blend 2060 Fund	For the year ended March 31, 2021	For the years ended March 31, 2021 and 2020	For the years ended March 31, 2021, 2020 and 2019, and the period June 8, 2017 (commencement of operations) to March 31, 2018
Fidelity Flex Freedom Blend 2065 Fund	For the year ended March 31, 2021	For the year ended March 31, 2021 and the period June 28, 2019 (commencement of operations) to March 31, 2020	For the year ended March 31, 2021 and the period June 28, 2019 (commencement of operations) to March 31, 2020

Basis for Opinions

These financial statements are the responsibility of the Funds' management. Our responsibility is to express an opinion on the Funds' financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of March 31, 2021 by correspondence with the custodian and brokers. We believe that our audits provide a reasonable basis for our opinions.

/s/ PricewaterhouseCoopers LLP

Boston, Massachusetts

May 11, 2021

We have served as the auditor of one or more investment companies in the Fidelity group of funds since 1932.

Trustees and Officers

The Trustees, Members of the Advisory Board (if any), and officers of the trust and funds, as applicable, are listed below. The Board of Trustees governs each fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee each fund's activities, review contractual arrangements with companies that provide services to each fund, oversee management of the risks associated with such activities and contractual arrangements, and review each fund's performance.  If the interests of a fund and an underlying Fidelity® fund were to diverge, a conflict of interest could arise and affect how the Trustees and Members of the Advisory Board fulfill their fiduciary duties to the affected funds.  FMR has structured the funds to avoid these potential conflicts, although there may be situations where a conflict of interest is unavoidable. In such instances, FMR, the Trustees, and Members of the Advisory Board would take reasonable steps to minimize and, if possible, eliminate the conflict.  Each of the Trustees oversees 283 funds.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust.  Each Trustee who is not an interested person (as defined in the 1940 Act) of the trust and the funds is referred to herein as an Independent Trustee.  Each Independent Trustee shall retire not later than the last day of the calendar year in which his or her 75th birthday occurs.  The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees.  Officers and Advisory Board Members hold office without limit in time, except that any officer or Advisory Board Member may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

The fund’s Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-800-544-3455 (for managed account clients) or 1-800-835-5092 (for retirement plan participants).

Experience, Skills, Attributes, and Qualifications of the Trustees. The Governance and Nominating Committee has adopted a statement of policy that describes the experience, qualifications, attributes, and skills that are necessary and desirable for potential Independent Trustee candidates (Statement of Policy). The Board believes that each Trustee satisfied at the time he or she was initially elected or appointed a Trustee, and continues to satisfy, the standards contemplated by the Statement of Policy. The Governance and Nominating Committee also engages professional search firms to help identify potential Independent Trustee candidates who have the experience, qualifications, attributes, and skills consistent with the Statement of Policy. From time to time, additional criteria based on the composition and skills of the current Independent Trustees, as well as experience or skills that may be appropriate in light of future changes to board composition, business conditions, and regulatory or other developments, have also been considered by the professional search firms and the Governance and Nominating Committee. In addition, the Board takes into account the Trustees' commitment and participation in Board and committee meetings, as well as their leadership of standing and ad hoc committees throughout their tenure.

In determining that a particular Trustee was and continues to be qualified to serve as a Trustee, the Board has considered a variety of criteria, none of which, in isolation, was controlling. The Board believes that, collectively, the Trustees have balanced and diverse experience, qualifications, attributes, and skills, which allow the Board to operate effectively in governing each fund and protecting the interests of shareholders. Information about the specific experience, skills, attributes, and qualifications of each Trustee, which in each case led to the Board's conclusion that the Trustee should serve (or continue to serve) as a trustee of the funds, is provided below.

Board Structure and Oversight Function. Abigail P. Johnson is an interested person and currently serves as Chairman. The Trustees have determined that an interested Chairman is appropriate and benefits shareholders because an interested Chairman has a personal and professional stake in the quality and continuity of services provided to the funds. Independent Trustees exercise their informed business judgment to appoint an individual of their choosing to serve as Chairman, regardless of whether the Trustee happens to be independent or a member of management. The Independent Trustees have determined that they can act independently and effectively without having an Independent Trustee serve as Chairman and that a key structural component for assuring that they are in a position to do so is for the Independent Trustees to constitute a substantial majority for the Board. The Independent Trustees also regularly meet in executive session. Arthur E. Johnson serves as Chairman of the Independent Trustees and as such (i) acts as a liaison between the Independent Trustees and management with respect to matters important to the Independent Trustees and (ii) with management prepares agendas for Board meetings.

Fidelity® funds are overseen by different Boards of Trustees. The funds' Board oversees Fidelity's investment-grade bond, money market, asset allocation and certain equity funds, and other Boards oversee Fidelity's high income and other equity funds. The asset allocation funds may invest in Fidelity® funds that are overseen by such other Boards. The use of separate Boards, each with its own committee structure, allows the Trustees of each group of Fidelity® funds to focus on the unique issues of the funds they oversee, including common research, investment, and operational issues. On occasion, the separate Boards establish joint committees to address issues of overlapping consequences for the Fidelity® funds overseen by each Board.

The Trustees operate using a system of committees to facilitate the timely and efficient consideration of all matters of importance to the Trustees, each fund, and fund shareholders and to facilitate compliance with legal and regulatory requirements and oversight of the funds' activities and associated risks.  The Board, acting through its committees, has charged FMR and its affiliates with (i) identifying events or circumstances the occurrence of which could have demonstrably adverse effects on the funds' business and/or reputation; (ii) implementing processes and controls to lessen the possibility that such events or circumstances occur or to mitigate the effects of such events or circumstances if they do occur; and (iii) creating and maintaining a system designed to evaluate continuously business and market conditions in order to facilitate the identification and implementation processes described in (i) and (ii) above.  Because the day-to-day operations and activities of the funds are carried out by or through FMR, its affiliates, and other service providers, the funds' exposure to risks is mitigated but not eliminated by the processes overseen by the Trustees.  While each of the Board's committees has responsibility for overseeing different aspects of the funds' activities, oversight is exercised primarily through the Operations and Audit Committees.  In addition, an ad hoc Board committee of Independent Trustees has worked with FMR to enhance the Board's oversight of investment and financial risks, legal and regulatory risks, technology risks, and operational risks, including the development of additional risk reporting to the Board.  Appropriate personnel, including but not limited to the funds' Chief Compliance Officer (CCO), FMR's internal auditor, the independent accountants, the funds' Treasurer and portfolio management personnel, make periodic reports to the Board's committees, as appropriate, including an annual review of Fidelity's risk management program for the Fidelity® funds.  The responsibilities of each standing committee, including their oversight responsibilities, are described further under "Standing Committees of the Trustees."

Interested Trustees*:

Correspondence intended for a Trustee who is an interested person may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210.

Name, Year of Birth; Principal Occupations and Other Relevant Experience+

Abigail P. Johnson (1961)

Year of Election or Appointment: 2009

Trustee

Chairman of the Board of Trustees

Ms. Johnson also serves as Trustee of other Fidelity® funds. Ms. Johnson serves as Chairman (2016-present), Chief Executive Officer (2014-present), and Director (2007-present) of FMR LLC (diversified financial services company), President of Fidelity Financial Services (2012-present) and President of Personal, Workplace and Institutional Services (2005-present). Ms. Johnson is Chairman and Director of Fidelity Management & Research Company LLC (investment adviser firm, 2011-present). Previously, Ms. Johnson served as Chairman and Director of FMR Co., Inc. (investment adviser firm, 2011-2019), Vice Chairman (2007-2016) and President (2013-2016) of FMR LLC, President and a Director of Fidelity Management & Research Company (2001-2005), a Trustee of other investment companies advised by Fidelity Management & Research Company, Fidelity Investments Money Management, Inc. (investment adviser firm), and FMR Co., Inc. (2001-2005), Senior Vice President of the Fidelity® funds (2001-2005), and managed a number of Fidelity® funds. Ms. Abigail P. Johnson and Mr. Arthur E. Johnson are not related.

Jennifer Toolin McAuliffe (1959)

Year of Election or Appointment: 2016

Trustee

Ms. McAuliffe also serves as Trustee of other Fidelity® funds and as Trustee of Fidelity Charitable (2020-present). Previously, Ms. McAuliffe served as Co-Head of Fixed Income of Fidelity Investments Limited (now known as FIL Limited (FIL)) (diversified financial services company), Director of Research for FIL’s credit and quantitative teams in London, Hong Kong and Tokyo and Director of Research for taxable and municipal bonds at Fidelity Investments Money Management, Inc. Ms. McAuliffe previously served as a member of the Advisory Board of certain Fidelity® funds (2016). Ms. McAuliffe was previously a lawyer at Ropes & Gray LLP and currently serves as director or trustee of several not-for-profit entities.

 * Determined to be an “Interested Trustee” by virtue of, among other things, his or her affiliation with the trust or various entities under common control with FMR.

 + The information includes the Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to the Trustee's qualifications to serve as a Trustee, which led to the conclusion that the Trustee should serve as a Trustee for each fund.

Independent Trustees:

Correspondence intended for an Independent Trustee may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Year of Birth; Principal Occupations and Other Relevant Experience+

Elizabeth S. Acton (1951)

Year of Election or Appointment: 2013

Trustee

Ms. Acton also serves as Trustee of other Fidelity® funds. Prior to her retirement, Ms. Acton served as Executive Vice President, Finance (2011-2012), Executive Vice President, Chief Financial Officer (2002-2011) and Treasurer (2004-2005) of Comerica Incorporated (financial services). Prior to joining Comerica, Ms. Acton held a variety of positions at Ford Motor Company (1983-2002), including Vice President and Treasurer (2000-2002) and Executive Vice President and Chief Financial Officer of Ford Motor Credit Company (1998-2000). Ms. Acton currently serves as a member of the Board and Audit and Finance Committees of Beazer Homes USA, Inc. (homebuilding, 2012-present). Ms. Acton previously served as a member of the Advisory Board of certain Fidelity® funds (2013-2016).

Ann E. Dunwoody (1953)

Year of Election or Appointment: 2018

Trustee

General Dunwoody also serves as Trustee of other Fidelity® funds. General Dunwoody (United States Army, Retired) was the first woman in U.S. military history to achieve the rank of four-star general and prior to her retirement in 2012 held a variety of positions within the U.S. Army, including Commanding General, U.S. Army Material Command (2008-2012). General Dunwoody currently serves as President of First to Four LLC (leadership and mentoring services, 2012-present), a member of the Board and Nomination and Corporate Governance Committees of Kforce Inc. (professional staffing services, 2016-present) and a member of the Board of Automattic Inc. (software engineering, 2018-present). Previously, General Dunwoody served as a member of the Advisory Board and Nominating and Corporate Governance Committee of L3 Technologies, Inc. (communication, electronic, sensor and aerospace systems, 2013-2019) and a member of the Board and Audit and Sustainability and Corporate Responsibility Committees of Republic Services, Inc. (waste collection, disposal and recycling, 2013-2016). Ms. Dunwoody also serves on several boards for non-profit organizations, including as a member of the Board, Chair of the Nomination and Governance Committee and a member of the Audit Committee of Logistics Management Institute (consulting non-profit, 2012-present), a member of the Council of Trustees for the Association of the United States Army (advocacy non-profit, 2013-present), a member of the Board of Florida Institute of Technology (2015-present) and a member of the Board of ThanksUSA (military family education non-profit, 2014-present). General Dunwoody previously served as a member of the Advisory Board of certain Fidelity® funds (2018).

John Engler (1948)

Year of Election or Appointment: 2014

Trustee

Mr. Engler also serves as Trustee of other Fidelity® funds. Previously, Mr. Engler served as Governor of Michigan (1991-2003), President of the Business Roundtable (2011-2017) and interim President of Michigan State University (2018-2019). Mr. Engler currently serves as a member of the Board of Stride, Inc. (formerly K12 Inc.) (technology-based education company, 2012-present). Previously, Mr. Engler served as a member of the Board of Universal Forest Products (manufacturer and distributor of wood and wood-alternative products, 2003-2019) and Trustee of The Munder Funds (2003-2014). Mr. Engler previously served as a member of the Advisory Board of certain Fidelity® funds (2014-2016).

Robert F. Gartland (1951)

Year of Election or Appointment: 2010

Trustee

Mr. Gartland also serves as Trustee of other Fidelity® funds. Prior to his retirement, Mr. Gartland held a variety of positions at Morgan Stanley (financial services, 1979-2007), including Managing Director (1987-2007) and Chase Manhattan Bank (1975-1978). Mr. Gartland previously served as Chairman and an investor in Gartland & Mellina Group Corp. (consulting, 2009-2019), as a member of the Board of National Securities Clearing Corporation (1993-1996) and as Chairman of TradeWeb (2003-2004).

Arthur E. Johnson (1947)

Year of Election or Appointment: 2008

Trustee

Chairman of the Independent Trustees

Mr. Johnson also serves as Trustee of other Fidelity® funds. Prior to his retirement, Mr. Johnson served as Senior Vice President of Corporate Strategic Development of Lockheed Martin Corporation (defense contractor, 1999-2009). Mr. Johnson currently serves as a member of the Board of Booz Allen Hamilton (management consulting, 2011-present). Mr. Johnson previously served as a member of the Board of Eaton Corporation plc (diversified power management, 2009-2019) and a member of the Board of AGL Resources, Inc. (holding company, 2002-2016). Mr. Johnson previously served as Vice Chairman (2015-2018) of the Independent Trustees of certain Fidelity® funds. Mr. Arthur E. Johnson is not related to Ms. Abigail P. Johnson.

Michael E. Kenneally (1954)

Year of Election or Appointment: 2009

Trustee

Vice Chairman of the Independent Trustees

Mr. Kenneally also serves as Trustee of other Fidelity® funds. Prior to his retirement, Mr. Kenneally served as Chairman and Global Chief Executive Officer of Credit Suisse Asset Management and as Executive Vice President and Chief Investment Officer for Bank of America Corporation, where he was responsible for the bank’s money-management products. Previously at Bank of America, Mr. Kenneally managed the principal investment research functions and also spent more than a decade as portfolio manager for various equity and fixed-income funds and institutional accounts. He began his career as a research analyst in 1983 and was awarded the Chartered Financial Analyst (CFA) designation in 1991.

Marie L. Knowles (1946)

Year of Election or Appointment: 2001

Trustee

Ms. Knowles also serves as Trustee of other Fidelity® funds. Prior to her retirement, Ms. Knowles held several positions at Atlantic Richfield Company (diversified energy), including Executive Vice President and Chief Financial Officer (1996-2000), Senior Vice President (1993-1996) and President of ARCO Transportation Company (pipeline and tanker operations, 1993-1996). Ms. Knowles currently serves as a member of the Board of McKesson Corporation (healthcare service, since 2002), a member of the Board of the Santa Catalina Island Company (real estate, 2009-present), a member of the Investment Company Institute Board of Governors and a member of the Governing Council of the Independent Directors Council (2014-present). Ms. Knowles also serves as a member of the Advisory Board for the School of Engineering of the University of Southern California. Ms. Knowles previously served as Chairman (2015-2018) and Vice Chairman (2012-2015) of the Independent Trustees of certain Fidelity® funds.

Mark A. Murray (1954)

Year of Election or Appointment: 2016

Trustee

Mr. Murray also serves as Trustee of other Fidelity® funds. Previously, Mr. Murray served as Co-Chief Executive Officer (2013-2016), President (2006-2013) and Vice Chairman (2013-2020) of Meijer, Inc. Mr. Murray serves as a member of the Board (2009-present) and Public Policy and Responsibility Committee (2009-present) and Chair of the Nuclear Review Committee (2019-present) of DTE Energy Company (diversified energy company). Mr. Murray previously served as a member of the Board of Spectrum Health (not-for-profit health system, 2015-2019) and as a member of the Board and Audit Committee and Chairman of the Nominating and Corporate Governance Committee of Universal Forest Products, Inc. (manufacturer and distributor of wood and wood-alternative products, 2004-2016). Mr. Murray also serves as a member of the Board of many community and professional organizations. Mr. Murray previously served as a member of the Advisory Board of certain Fidelity® funds (2016).

 + The information includes the Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to the Trustee's qualifications to serve as a Trustee, which led to the conclusion that the Trustee should serve as a Trustee for each fund.

Advisory Board Members and Officers:

Correspondence intended for an officer may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210.  Officers appear below in alphabetical order.

Name, Year of Birth; Principal Occupation

Craig S. Brown (1977)

Year of Election or Appointment: 2019

Assistant Treasurer

Mr. Brown also serves as Assistant Treasurer of other funds. Mr. Brown is an employee of Fidelity Investments (2013-present).

John J. Burke III (1964)

Year of Election or Appointment: 2018

Chief Financial Officer

Mr. Burke also serves as Chief Financial Officer of other funds. Mr. Burke serves as Head of Investment Operations for Fidelity Fund and Investment Operations (2018-present) and is an employee of Fidelity Investments (1998-present). Previously Mr. Burke served as head of Asset Management Investment Operations (2012-2018).

David J. Carter (1973)

Year of Election or Appointment: 2020

Assistant Secretary

Mr. Carter also serves as Assistant Secretary of other funds. Mr. Carter serves as Vice President, Associate General Counsel (2010-present) and is an employee of Fidelity Investments (2005-present).

Jonathan Davis (1968)

Year of Election or Appointment: 2010

Assistant Treasurer

Mr. Davis also serves as Assistant Treasurer of other funds. Mr. Davis serves as Assistant Treasurer of FMR Capital, Inc. (2017-present) and is an employee of Fidelity Investments. Previously, Mr. Davis served as Vice President and Associate General Counsel of FMR LLC (diversified financial services company, 2003-2010).

Laura M. Del Prato (1964)

Year of Election or Appointment: 2018

President and Treasurer

Ms. Del Prato also serves as an officer of other funds. Ms. Del Prato is an employee of Fidelity Investments (2017-present). Previously, Ms. Del Prato served as President and Treasurer of The North Carolina Capital Management Trust: Cash Portfolio and Term Portfolio (2018-2020). Prior to joining Fidelity Investments, Ms. Del Prato served as a Managing Director and Treasurer of the JPMorgan Mutual Funds (2014-2017). Prior to JPMorgan, Ms. Del Prato served as a partner at Cohen Fund Audit Services (accounting firm, 2012-2013) and KPMG LLP (accounting firm, 2004-2012).

Colm A. Hogan (1973)

Year of Election or Appointment: 2016

Assistant Treasurer

Mr. Hogan also serves as an officer of other funds. Mr. Hogan serves as Assistant Treasurer of FMR Capital, Inc. (2017-present) and is an employee of Fidelity Investments (2005-present). Previously, Mr. Hogan served as Deputy Treasurer of certain Fidelity® funds (2016-2020) and Assistant Treasurer of certain Fidelity® funds (2016-2018).

Cynthia Lo Bessette (1969)

Year of Election or Appointment: 2019

Secretary and Chief Legal Officer (CLO)

Ms. Lo Bessette also serves as an officer of other funds. Ms. Lo Bessette serves as CLO, Secretary, and Senior Vice President of Fidelity Management & Research Company LLC (investment adviser firm, 2019-present); and CLO of Fidelity Management & Research (Hong Kong) Limited, FMR Investment Management (UK) Limited, and Fidelity Management & Research (Japan) Limited (investment adviser firms, 2019-present). She is a Senior Vice President and Deputy General Counsel of FMR LLC (diversified financial services company, 2019-present), and is an employee of Fidelity Investments. Previously, Ms. Lo Bessette served as CLO, Secretary, and Senior Vice President of FMR Co., Inc. (investment adviser firm, 2019); Secretary of Fidelity SelectCo, LLC and Fidelity Investments Money Management, Inc. (investment adviser firms, 2019). Prior to joining Fidelity Investments, Ms. Lo Bessette was Executive Vice President, General Counsel (2016-2019) and Senior Vice President, Deputy General Counsel (2015-2016) of OppenheimerFunds (investment management company) and Deputy Chief Legal Officer (2013-2015) of Jennison Associates LLC (investment adviser firm).

Chris Maher (1972)

Year of Election or Appointment: 2013

Assistant Treasurer

Mr. Maher also serves as an officer of other funds. Mr. Maher serves as Assistant Treasurer of FMR Capital, Inc. (2017-present), and is an employee of Fidelity Investments (2008-present). Previously, Mr. Maher served as Assistant Treasurer of certain funds (2013-2020); Vice President of Asset Management Compliance (2013), Vice President of the Program Management Group of FMR (investment adviser firm, 2010-2013), and Vice President of Valuation Oversight (2008-2010).

Kenneth B. Robins (1969)

Year of Election or Appointment: 2020

Chief Compliance Officer

Mr. Robins also serves as an officer of other funds. Mr. Robins serves as Compliance Officer of Fidelity Management & Research Company LLC (investment adviser firm, 2016-present) and is an employee of Fidelity Investments (2004-present). Previously, Mr. Robins served as Compliance Officer of FMR Co., Inc. (investment adviser firm, 2016-2019), as Executive Vice President of Fidelity Investments Money Management, Inc. (investment adviser firm, 2013-2016) and served in other fund officer roles.

Brett Segaloff (1972)

Year of Election or Appointment: 2021

Anti-Money Laundering (AML) Officer

Mr. Segaloff also serves as an AML Officer of other funds and other related entities. He is Director, Anti-Money Laundering (2007-present) of FMR LLC (diversified financial services company) and is an employee of Fidelity Investments (1996-present).

Stacie M. Smith (1974)

Year of Election or Appointment: 2013

Assistant Treasurer

Ms. Smith also serves as an officer of other funds. Ms. Smith serves as Assistant Treasurer of FMR Capital, Inc. (2017-present), is an employee of Fidelity Investments (2009-present), and has served in other fund officer roles. Prior to joining Fidelity Investments, Ms. Smith served as Senior Audit Manager of Ernst & Young LLP (accounting firm, 1996-2009). Previously, Ms. Smith served as Assistant Treasurer (2013-2019) and Deputy Treasurer (2013-2016) of certain Fidelity® funds.

Marc L. Spector (1972)

Year of Election or Appointment: 2016

Deputy Treasurer

Mr. Spector also serves as an officer of other funds. Mr. Spector serves as Assistant Treasurer of FMR Capital, Inc. (2017-present) and is an employee of Fidelity Investments (2016-present). Prior to joining Fidelity Investments, Mr. Spector served as Director at the Siegfried Group (accounting firm, 2013-2016), and prior to Siegfried Group as audit senior manager at Deloitte & Touche LLP (accounting firm, 2005-2013).

Jim Wegmann (1979)

Year of Election or Appointment: 2019

Assistant Treasurer

Mr. Wegmann also serves as Assistant Treasurer of other funds. Mr. Wegmann is an employee of Fidelity Investments (2011-present).

Vadim Zlotnikov (1962)

Year of Election or Appointment: 2019

Vice President

Mr. Zlotnikov also serves as Vice President of other funds. Mr. Zlotnikov serves as President of FIAM (Fidelity Institutional Asset Management) and is an employee of Fidelity Investments (2018-present). Previously, Mr. Zlotnikov served as President and Chief Investment Officer of Global Asset Allocation (2018-2020). Prior to joining Fidelity Investments, Mr. Zlotnikov served as Co-Head of Multi-Asset Solutions, Chief Market Strategist, and CIO of Systematic Strategies with AllianceBernstein (investment adviser firm, 2002-2018).

Shareholder Expense Example

As a shareholder, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or redemption proceeds, as applicable and (2) ongoing costs, which generally include management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in a fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (October 1, 2020 to March 31, 2021).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class/Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. If any fund is a shareholder of any underlying mutual funds or exchange-traded funds (ETFs) (the Underlying Funds), such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses incurred presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. If any fund is a shareholder of any Underlying Funds, such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses as presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense RatioA,B	Beginning Account Value October 1, 2020	Ending Account Value March 31, 2021	Expenses Paid During Period October 1, 2020 to March 31, 2021C,D
Fidelity Flex Freedom Blend Income Fund	- %
Actual		$1,000.00	$1,038.30	$-
Hypothetical-E		$1,000.00	$1,024.93	$-
Fidelity Flex Freedom Blend 2005 Fund	- %
Actual		$1,000.00	$1,049.90	$-
Hypothetical-E		$1,000.00	$1,024.93	$-
Fidelity Flex Freedom Blend 2010 Fund	- %
Actual		$1,000.00	$1,072.40	$-
Hypothetical-E		$1,000.00	$1,024.93	$-
Fidelity Flex Freedom Blend 2015 Fund	- %
Actual		$1,000.00	$1,095.50	$-
Hypothetical-E		$1,000.00	$1,024.93	$-
Fidelity Flex Freedom Blend 2020 Fund	- %
Actual		$1,000.00	$1,117.50	$-
Hypothetical-E		$1,000.00	$1,024.93	$-
Fidelity Flex Freedom Blend 2025 Fund	- %
Actual		$1,000.00	$1,133.50	$-
Hypothetical-E		$1,000.00	$1,024.93	$-
Fidelity Flex Freedom Blend 2030 Fund	- %
Actual		$1,000.00	$1,154.80	$-
Hypothetical-E		$1,000.00	$1,024.93	$-
Fidelity Flex Freedom Blend 2035 Fund	- %
Actual		$1,000.00	$1,194.60	$-
Hypothetical-E		$1,000.00	$1,024.93	$-
Fidelity Flex Freedom Blend 2040 Fund	- %
Actual		$1,000.00	$1,221.00	$-
Hypothetical-E		$1,000.00	$1,024.93	$-
Fidelity Flex Freedom Blend 2045 Fund	- %
Actual		$1,000.00	$1,221.50	$-
Hypothetical-E		$1,000.00	$1,024.93	$-
Fidelity Flex Freedom Blend 2050 Fund	- %
Actual		$1,000.00	$1,220.90	$-
Hypothetical-E		$1,000.00	$1,024.93	$-
Fidelity Flex Freedom Blend 2055 Fund	- %
Actual		$1,000.00	$1,221.40	$-
Hypothetical-E		$1,000.00	$1,024.93	$-
Fidelity Flex Freedom Blend 2060 Fund	- %
Actual		$1,000.00	$1,220.90	$-
Hypothetical-E		$1,000.00	$1,024.93	$-
Fidelity Flex Freedom Blend 2065 Fund	- %
Actual		$1,000.00	$1,221.60	$-
Hypothetical-E		$1,000.00	$1,024.93	$-

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Amount represents less than .005%.

 C Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/ 365 (to reflect the one-half year period). The fees and expenses of any Underlying Funds are not included in each annualized expense ratio.

 D Amount represents less than $.005.

 E 5% return per year before expenses

Distributions (Unaudited)

The Board of Trustees of each fund voted to pay to shareholders of record at the opening of business on record date, the following distributions per share derived from capital gains realized from sales of portfolio securities, and dividends derived from net investment income:

	Pay Date	Record Date	Dividends	Capital Gains
Fidelity Flex Freedom Blend Income Fund	05/10/21	05/07/21	$0.007	$0.118
Fidelity Flex Freedom Blend 2005 Fund	05/10/21	05/07/21	$0.023	$0.147
Fidelity Flex Freedom Blend 2010 Fund	05/10/21	05/07/21	$0.022	$0.183
Fidelity Flex Freedom Blend 2015 Fund	05/10/21	05/07/21	$0.020	$0.216
Fidelity Flex Freedom Blend 2020 Fund	05/10/21	05/07/21	$0.019	$0.236
Fidelity Flex Freedom Blend 2025 Fund	05/10/21	05/07/21	$0.017	$0.256
Fidelity Flex Freedom Blend 2030 Fund	05/10/21	05/07/21	$0.015	$0.282
Fidelity Flex Freedom Blend 2035 Fund	05/10/21	05/07/21	$0.010	$0.303
Fidelity Flex Freedom Blend 2040 Fund	05/10/21	05/07/21	$0.005	$0.336
Fidelity Flex Freedom Blend 2045 Fund	05/10/21	05/07/21	$0.005	$0.337
Fidelity Flex Freedom Blend 2050 Fund	05/10/21	05/07/21	$0.006	$0.329
Fidelity Flex Freedom Blend 2055 Fund	05/10/21	05/07/21	$0.005	$0.338
Fidelity Flex Freedom Blend 2060 Fund	05/10/21	05/07/21	$0.006	$0.337
Fidelity Flex Freedom Blend 2065 Fund	05/10/21	05/07/21	$0.005	$0.332

The funds hereby designate as capital gain dividend the amounts noted below for the taxable year ended March 31, 2021, or, if subsequently determined to be different, the net capital gain of such year.

Fidelity Flex Freedom Blend Income Fund	$1,835
Fidelity Flex Freedom Blend 2005 Fund	$2,438
Fidelity Flex Freedom Blend 2010 Fund	$3,195
Fidelity Flex Freedom Blend 2015 Fund	$4,139
Fidelity Flex Freedom Blend 2020 Fund	$4,847
Fidelity Flex Freedom Blend 2025 Fund	$5,463
Fidelity Flex Freedom Blend 2030 Fund	$6,266
Fidelity Flex Freedom Blend 2035 Fund	$7,207
Fidelity Flex Freedom Blend 2040 Fund	$7,676
Fidelity Flex Freedom Blend 2045 Fund	$7,657
Fidelity Flex Freedom Blend 2050 Fund	$7,634
Fidelity Flex Freedom Blend 2055 Fund	$7,704
Fidelity Flex Freedom Blend 2060 Fund	$7,709
Fidelity Flex Freedom Blend 2065 Fund	$6,522

A percentage of the dividends distributed during the fiscal year for the following funds were derived from interest on U.S. Government securities which is generally exempt from state income tax:

Fidelity Flex Freedom Blend Income Fund	26.30%
Fidelity Flex Freedom Blend 2005 Fund	23.22%
Fidelity Flex Freedom Blend 2010 Fund	18.78%
Fidelity Flex Freedom Blend 2015 Fund	15.29%
Fidelity Flex Freedom Blend 2020 Fund	12.63%
Fidelity Flex Freedom Blend 2025 Fund	10.96%
Fidelity Flex Freedom Blend 2030 Fund	9.15%
Fidelity Flex Freedom Blend 2035 Fund	5.89%
Fidelity Flex Freedom Blend 2040 Fund	4.37%
Fidelity Flex Freedom Blend 2045 Fund	4.37%
Fidelity Flex Freedom Blend 2050 Fund	4.37%
Fidelity Flex Freedom Blend 2055 Fund	4.37%
Fidelity Flex Freedom Blend 2060 Fund	4.37%
Fidelity Flex Freedom Blend 2065 Fund	4.37%

A percentage of the dividends distributed during the fiscal year for the following funds qualify for the dividends–received deduction for corporate shareholders:

Fidelity Flex Freedom Blend Income Fund
April 2020	0%
May 5/1/2020	2%
May 5/8/2020	4%
June 2020	4%
July 2020	4%
August 2020	4%
September 2020	4%
October 2020	4%
November 2020	4%
December 2020	4%
February 2021	2%
March 2021	2%
Fidelity Flex Freedom Blend 2005 Fund
May 2020	1%
December 2020	6%
Fidelity Flex Freedom Blend 2010 Fund
May 2020	2%
December 2020	10%
Fidelity Flex Freedom Blend 2015 Fund
May 2020	3%
December 2020	13%
Fidelity Flex Freedom Blend 2020 Fund
May 2020	3%
December 2020	16%
Fidelity Flex Freedom Blend 2025 Fund
May 2020	4%
December 2020	19%
Fidelity Flex Freedom Blend 2030 Fund
May 2020	5%
December 2020	21%
Fidelity Flex Freedom Blend 2035 Fund
May 2020	11%
December 2020	27%
Fidelity Flex Freedom Blend 2040 Fund
May 2020	24%
December 2020	32%
Fidelity Flex Freedom Blend 2045 Fund
May 2020	28%
December 2020	32%
Fidelity Flex Freedom Blend 2050 Fund
May 2020	27%
December 2020	32%
Fidelity Flex Freedom Blend 2055 Fund
May 2020	17%
December 2020	32%
Fidelity Flex Freedom Blend 2060 Fund
May 2020	16%
December 2020	32%
Fidelity Flex Freedom Blend 2065 Fund
May 2020	10%
December 2020	31%

A percentage of the dividends distributed during the fiscal year for the following funds may be taken into account as a dividend for purposes of the maximum rate under section 1(h)(11) of the Internal Revenue Code.

Fidelity Flex Freedom Blend Income Fund
April 2020	0%
May 5/1/2020	6%
May 5/8/2020	12%
June 2020	12%
July 2020	12%
August 2020	12%
September 2020	12%
October 2020	12%
November 2020	12%
December 2020	12%
February 2021	3%
March 2021	3%
Fidelity Flex Freedom Blend 2005 Fund
May 2020	2%
December 2020	16%
Fidelity Flex Freedom Blend 2010 Fund
May 2020	3%
December 2020	21%
Fidelity Flex Freedom Blend 2015 Fund
May 2020	4%
December 2020	28%
Fidelity Flex Freedom Blend 2020 Fund
May 2020	4%
December 2020	33%
Fidelity Flex Freedom Blend 2025 Fund
May 2020	6%
December 2020	37%
Fidelity Flex Freedom Blend 2030 Fund
May 2020	6%
December 2020	42%
Fidelity Flex Freedom Blend 2035 Fund
May 2020	13%
December 2020	53%
Fidelity Flex Freedom Blend 2040 Fund
May 2020	30%
December 2020	60%
Fidelity Flex Freedom Blend 2045 Fund
May 2020	32%
December 2020	61%
Fidelity Flex Freedom Blend 2050 Fund
May 2020	33%
December 2020	61%
Fidelity Flex Freedom Blend 2055 Fund
May 2020	22%
December 2020	61%
Fidelity Flex Freedom Blend 2060 Fund
May 2020	18%
December 2020	61%
Fidelity Flex Freedom Blend 2065 Fund
May 2020	12%
December 2020	60%

A percentage of the dividends distributed during the fiscal year for the following funds qualify as a section 199A dividend:

Fidelity Flex Freedom Blend Income Fund
April 2020	0%
May 5/1/2020	1%
May 5/8/2020	1%
June 2020	1%
July 2020	1%
August 2020	1%
September 2020	1%
October 2020	1%
November 2020	1%
December 2020	1%
February 2021	0%
March 2021	0%
Fidelity Flex Freedom Blend 2005 Fund
May 2020	1%
December 2020	1%
Fidelity Flex Freedom Blend 2010 Fund
May 2020	1%
December 2020	1%
Fidelity Flex Freedom Blend 2015 Fund
May 2020	1%
December 2020	2%
Fidelity Flex Freedom Blend 2020 Fund
May 2020	1%
December 2020	2%
Fidelity Flex Freedom Blend 2025 Fund
May 2020	1%
December 2020	2%
Fidelity Flex Freedom Blend 2030 Fund
May 2020	1%
December 2020	2%
Fidelity Flex Freedom Blend 2035 Fund
May 2020	1%
December 2020	2%
Fidelity Flex Freedom Blend 2040 Fund
May 2020	2%
December 2020	3%
Fidelity Flex Freedom Blend 2045 Fund
May 2020	2%
December 2020	3%
Fidelity Flex Freedom Blend 2050 Fund
May 2020	2%
December 2020	3%
Fidelity Flex Freedom Blend 2055 Fund
May 2020	1%
December 2020	3%
Fidelity Flex Freedom Blend 2060 Fund
May 2020	1%
December 2020	3%
Fidelity Flex Freedom Blend 2065 Fund
May 2020	1%
December 2020	3%

The funds will notify shareholders in January 2022 of amounts for use in preparing 2021 income tax returns.

Liquidity Risk Management Program

The Securities and Exchange Commission adopted Rule 22e-4 under the Investment Company Act of 1940 (the Liquidity Rule) to promote effective liquidity risk management throughout the open-end investment company industry, thereby reducing the risk that funds will be unable to meet their redemption obligations and mitigating dilution of the interests of fund shareholders.

The Funds have adopted and implemented a liquidity risk management program pursuant to the Liquidity Rule (the Program) effective December 1, 2018. The Program is reasonably designed to assess and manage each Fund’s liquidity risk and to comply with the requirements of the Liquidity Rule. Each Fund’s Board of Trustees (the Board) has designated each Fund’s investment adviser as administrator of the Program. The Fidelity advisers have established a Liquidity Risk Management Committee (the LRM Committee) to manage the Program for each of the Fidelity Funds. The LRM Committee monitors the adequacy and effectiveness of implementation of the Program and on a periodic basis assesses each Fund’s liquidity risk based on a variety of factors including (1) the Fund’s investment strategy, (2) portfolio liquidity and cash flow projections during normal and reasonably foreseeable stressed conditions, (3) shareholder redemptions, (4) borrowings and other funding sources and (5) in the case of exchange-traded funds, certain additional factors including the effect of the Fund’s prices and spreads, market participants, and basket compositions on the overall liquidity of the Fund’s portfolio, as applicable.

In accordance with the Program, each of the Fund’s portfolio investments is classified into one of four liquidity categories described below based on a determination of a reasonable expectation for how long it would take to convert the investment to cash (or sell or dispose of the investment) without significantly changing its market value.

  Highly liquid investments – cash or convertible to cash within three business days or less
  Moderately liquid investments – convertible to cash in three to seven calendar days
  Less liquid investments – can be sold or disposed of, but not settled, within seven calendar days
  Illiquid investments – cannot be sold or disposed of within seven calendar days

Liquidity classification determinations take into account a variety of factors including various market, trading and investment-specific considerations, as well as market depth, and generally utilize analysis from a third-party liquidity metrics service.

The Liquidity Rule places a 15% limit on a fund’s illiquid investments and requires funds that do not primarily hold assets that are highly liquid investments to determine and maintain a minimum percentage of the fund’s net assets to be invested in highly liquid investments (highly liquid investment minimum or HLIM). The Program includes provisions reasonably designed to comply with the 15% limit on illiquid investments and for determining, periodically reviewing and complying with the HLIM requirement as applicable.

At a recent meeting of the Fund’s Board of Trustees, the LRM Committee provided a written report to the Board pertaining to the operation, adequacy, and effectiveness of implementation of the Program for the annual period from December 1, 2019 through November 30, 2020. The report concluded that the Program has been implemented and is operating effectively and is reasonably designed to assess and manage the Fund’s liquidity risk.

XFC-ANN-0521
1.9884226.103

Fidelity Freedom® Blend Funds - Income, 2005, 2010, 2015, 2020, 2025, 2030, 2035, 2040, 2045, 2050, 2055, 2060, 2065

Annual Report

March 31, 2021

Includes Fidelity and Fidelity Advisor share classes

Contents

Note to Shareholders
Performance
Management's Discussion of Fund Performance
Fidelity Freedom® Blend Income Fund
Investment Summary
Schedule of Investments
Financial Statements
Fidelity Freedom® Blend 2005 Fund
Investment Summary
Schedule of Investments
Financial Statements
Fidelity Freedom® Blend 2010 Fund
Investment Summary
Schedule of Investments
Financial Statements
Fidelity Freedom® Blend 2015 Fund
Investment Summary
Schedule of Investments
Financial Statements
Fidelity Freedom® Blend 2020 Fund
Investment Summary
Schedule of Investments
Financial Statements
Fidelity Freedom® Blend 2025 Fund
Investment Summary
Schedule of Investments
Financial Statements
Fidelity Freedom® Blend 2030 Fund
Investment Summary
Schedule of Investments
Financial Statements
Fidelity Freedom® Blend 2035 Fund
Investment Summary
Schedule of Investments
Financial Statements
Fidelity Freedom® Blend 2040 Fund
Investment Summary
Schedule of Investments
Financial Statements
Fidelity Freedom® Blend 2045 Fund
Investment Summary
Schedule of Investments
Financial Statements
Fidelity Freedom® Blend 2050 Fund
Investment Summary
Schedule of Investments
Financial Statements
Fidelity Freedom® Blend 2055 Fund
Investment Summary
Schedule of Investments
Financial Statements
Fidelity Freedom® Blend 2060 Fund
Investment Summary
Schedule of Investments
Financial Statements
Fidelity Freedom® Blend 2065 Fund
Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Report of Independent Registered Public Accounting Firm
Trustees and Officers
Shareholder Expense Example
Distributions
Board Approval of Investment Advisory Contracts and Management Fees
Liquidity Risk Management Program

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-544-8544 if you’re an individual investing directly with Fidelity, call 1-800-835-5092 if you’re a plan sponsor or participant with Fidelity as your recordkeeper or call 1-877-208-0098 on institutional accounts or if you’re an advisor or invest through one to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2021 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Funds. This report is not authorized for distribution to prospective investors in the Funds unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Funds nor Fidelity Distributors Corporation is a bank.

Note to Shareholders:

Early in 2020, the outbreak and spread of a new coronavirus emerged as a public health emergency that had a major influence on financial markets, primarily based on its impact on the global economy and the outlook for corporate earnings. The virus causes a respiratory disease known as COVID-19. On March 11, 2020 the World Health Organization declared the COVID-19 outbreak a pandemic, citing sustained risk of further global spread.

In the weeks following, as the crisis worsened, we witnessed an escalating human tragedy with wide-scale social and economic consequences from coronavirus-containment measures. The outbreak of COVID-19 prompted a number of measures to limit the spread, including travel and border restrictions, quarantines, and restrictions on large gatherings. In turn, these resulted in lower consumer activity, diminished demand for a wide range of products and services, disruption in manufacturing and supply chains, and – given the wide variability in outcomes regarding the outbreak – significant market uncertainty and volatility. Amid the turmoil, global governments and central banks took unprecedented action to help support consumers, businesses, and the broader economies, and to limit disruption to financial systems.

The situation continues to unfold, and the extent and duration of its impact on financial markets and the economy remain highly uncertain. Extreme events such as the coronavirus crisis are “exogenous shocks” that can have significant adverse effects on mutual funds and their investments. Although multiple asset classes may be affected by market disruption, the duration and impact may not be the same for all types of assets.

Fidelity is committed to helping you stay informed amid news about COVID-19 and during increased market volatility, and we’re taking extra steps to be responsive to customer needs. We encourage you to visit our websites, where we offer ongoing updates, commentary, and analysis on the markets and our funds.

Fidelity Freedom® Blend Income Fund

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The hypothetical investment and the average annual total returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund’s total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

For the periods ended March 31, 2021	Past 1 year	Life of fundA
Class A (incl. 5.75% sales charge)	5.50%	3.48%
Class M (incl. 3.50% sales charge)	7.74%	4.16%
Class C (incl. contingent deferred sales charge)	10.10%	5.09%
Fidelity Freedom® Blend Income Fund	12.29%	6.15%
Class K	12.37%	6.28%
Class K6	12.50%	6.37%
Class I	12.32%	6.17%
Class Z	12.41%	6.27%
Class Z6	12.47%	6.38%

 A From August 31, 2018

 Class C shares' contingent deferred sales charges included in the past one year and life of fund total return figures are 1% and 0%, respectively.

$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in Fidelity Freedom® Blend Income Fund, a class of the fund, on August 31, 2018, when the fund started.

The chart shows how the value of your investment would have changed, and also shows how the Bloomberg Barclays U.S. Aggregate Bond Index performed over the same period.

Period Ending Values
$11,667	Fidelity Freedom® Blend Income Fund
$11,404	Bloomberg Barclays U.S. Aggregate Bond Index

Fidelity Freedom® Blend 2005 Fund

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The hypothetical investment and the average annual total returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund’s total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

For the periods ended March 31, 2021	Past 1 year	Life of fundA
Class A (incl. 5.75% sales charge)	8.24%	4.03%
Class M (incl. 3.50% sales charge)	10.57%	4.72%
Class C (incl. contingent deferred sales charge)	13.06%	5.66%
Fidelity Freedom® Blend 2005 Fund	15.13%	6.72%
Class K	15.26%	6.83%
Class K6	15.38%	6.94%
Class I	15.24%	6.73%
Class Z	15.34%	6.84%
Class Z6	15.45%	6.93%

 A From August 31, 2018

 Class C shares' contingent deferred sales charges included in the past one year and life of fund total return figures are 1% and 0%, respectively.

$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in Fidelity Freedom® Blend 2005 Fund, a class of the fund, on August 31, 2018, when the fund started.

The chart shows how the value of your investment would have changed, and also shows how the Bloomberg Barclays U.S. Aggregate Bond Index performed over the same period.

Period Ending Values
$11,829	Fidelity Freedom® Blend 2005 Fund
$11,404	Bloomberg Barclays U.S. Aggregate Bond Index

Fidelity Freedom® Blend 2010 Fund

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The hypothetical investment and the average annual total returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund’s total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

For the periods ended March 31, 2021	Past 1 year	Life of fundA
Class A (incl. 5.75% sales charge)	13.06%	5.03%
Class M (incl. 3.50% sales charge)	15.56%	5.74%
Class C (incl. contingent deferred sales charge)	18.05%	6.66%
Fidelity Freedom® Blend 2010 Fund	20.28%	7.74%
Class K	20.40%	7.85%
Class K6	20.60%	7.96%
Class I	20.25%	7.74%
Class Z	20.42%	7.86%
Class Z6	20.55%	7.95%

 A From August 31, 2018

 Class C shares' contingent deferred sales charges included in the past one year and life of fund total return figures are 1% and 0%, respectively.

$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in Fidelity Freedom® Blend 2010 Fund, a class of the fund, on August 31, 2018, when the fund started.

The chart shows how the value of your investment would have changed, and also shows how the Bloomberg Barclays U.S. Aggregate Bond Index performed over the same period.

Period Ending Values
$12,124	Fidelity Freedom® Blend 2010 Fund
$11,404	Bloomberg Barclays U.S. Aggregate Bond Index

Fidelity Freedom® Blend 2015 Fund

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The hypothetical investment and the average annual total returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund’s total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

For the periods ended March 31, 2021	Past 1 year	Life of fundA
Class A (incl. 5.75% sales charge)	18.07%	6.00%
Class M (incl. 3.50% sales charge)	20.49%	6.71%
Class C (incl. contingent deferred sales charge)	23.28%	7.67%
Fidelity Freedom® Blend 2015 Fund	25.50%	8.73%
Class K	25.74%	8.86%
Class K6	25.71%	8.94%
Class I	25.55%	8.75%
Class Z	25.70%	8.86%
Class Z6	25.84%	8.94%

 A From August 31, 2018

 Class C shares' contingent deferred sales charges included in the past one year and life of fund total return figures are 1% and 0%, respectively.

$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in Fidelity Freedom® Blend 2015 Fund, a class of the fund, on August 31, 2018, when the fund started.

The chart shows how the value of your investment would have changed, and also shows how the Bloomberg Barclays U.S. Aggregate Bond Index performed over the same period.

Period Ending Values
$12,413	Fidelity Freedom® Blend 2015 Fund
$11,404	Bloomberg Barclays U.S. Aggregate Bond Index

Fidelity Freedom® Blend 2020 Fund

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The hypothetical investment and the average annual total returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund’s total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

For the periods ended March 31, 2021	Past 1 year	Life of fundA
Class A (incl. 5.75% sales charge)	22.78%	6.94%
Class M (incl. 3.50% sales charge)	25.58%	7.68%
Class C (incl. contingent deferred sales charge)	28.38%	8.60%
Fidelity Freedom® Blend 2020 Fund	30.61%	9.69%
Class K	30.84%	9.82%
Class K6	30.88%	9.91%
Class I	30.71%	9.70%
Class Z	30.77%	9.80%
Class Z6	30.88%	9.92%

 A From August 31, 2018

 Class C shares' contingent deferred sales charges included in the past one year and life of fund total return figures are 1% and 0%, respectively.

$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in Fidelity Freedom® Blend 2020 Fund, a class of the fund, on August 31, 2018, when the fund started.

The chart shows how the value of your investment would have changed, and also shows how the S&P 500® Index performed over the same period.

Period Ending Values
$12,700	Fidelity Freedom® Blend 2020 Fund
$14,376	S&P 500® Index

Fidelity Freedom® Blend 2025 Fund

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The hypothetical investment and the average annual total returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund’s total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

For the periods ended March 31, 2021	Past 1 year	Life of fundA
Class A (incl. 5.75% sales charge)	26.68%	7.67%
Class M (incl. 3.50% sales charge)	29.28%	8.37%
Class C (incl. contingent deferred sales charge)	32.37%	9.34%
Fidelity Freedom® Blend 2025 Fund	34.74%	10.45%
Class K	34.83%	10.55%
Class K6	34.86%	10.64%
Class I	34.69%	10.44%
Class Z	34.72%	10.53%
Class Z6	34.98%	10.65%

 A From August 31, 2018

 Class C shares' contingent deferred sales charges included in the past one year and life of fund total return figures are 1% and 0%, respectively.

$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in Fidelity Freedom® Blend 2025 Fund, a class of the fund, on August 31, 2018, when the fund started.

The chart shows how the value of your investment would have changed, and also shows how the S&P 500® Index performed over the same period.

Period Ending Values
$12,928	Fidelity Freedom® Blend 2025 Fund
$14,376	S&P 500® Index

Fidelity Freedom® Blend 2030 Fund

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The hypothetical investment and the average annual total returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund’s total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

For the periods ended March 31, 2021	Past 1 year	Life of fundA
Class A (incl. 5.75% sales charge)	31.70%	8.39%
Class M (incl. 3.50% sales charge)	34.65%	9.11%
Class C (incl. contingent deferred sales charge)	37.75%	10.05%
Fidelity Freedom® Blend 2030 Fund	40.16%	11.18%
Class K	40.29%	11.30%
Class K6	40.33%	11.40%
Class I	40.19%	11.18%
Class Z	40.22%	11.29%
Class Z6	40.39%	11.41%

 A From August 31, 2018

 Class C shares' contingent deferred sales charges included in the past one year and life of fund total return figures are 1% and 0%, respectively.

$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in Fidelity Freedom® Blend 2030 Fund, a class of the fund, on August 31, 2018, when the fund started.

The chart shows how the value of your investment would have changed, and also shows how the S&P 500® Index performed over the same period.

Period Ending Values
$13,150	Fidelity Freedom® Blend 2030 Fund
$14,376	S&P 500® Index

Fidelity Freedom® Blend 2035 Fund

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The hypothetical investment and the average annual total returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund’s total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

For the periods ended March 31, 2021	Past 1 year	Life of fundA
Class A (incl. 5.75% sales charge)	40.86%	9.64%
Class M (incl. 3.50% sales charge)	43.70%	10.36%
Class C (incl. contingent deferred sales charge)	47.25%	11.35%
Fidelity Freedom® Blend 2035 Fund	49.72%	12.45%
Class K	49.96%	12.57%
Class K6	50.08%	12.70%
Class I	49.67%	12.45%
Class Z	49.87%	12.56%
Class Z6	49.96%	12.68%

 A From August 31, 2018

 Class C shares' contingent deferred sales charges included in the past one year and life of fund total return figures are 1% and 0%, respectively.

$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in Fidelity Freedom® Blend 2035 Fund, a class of the fund, on August 31, 2018, when the fund started.

The chart shows how the value of your investment would have changed, and also shows how the S&P 500® Index performed over the same period.

Period Ending Values
$13,541	Fidelity Freedom® Blend 2035 Fund
$14,376	S&P 500® Index

Fidelity Freedom® Blend 2040 Fund

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The hypothetical investment and the average annual total returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund’s total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

For the periods ended March 31, 2021	Past 1 year	Life of fundA
Class A (incl. 5.75% sales charge)	46.60%	10.45%
Class M (incl. 3.50% sales charge)	49.64%	11.17%
Class C (incl. contingent deferred sales charge)	53.23%	12.17%
Fidelity Freedom® Blend 2040 Fund	55.89%	13.29%
Class K	55.97%	13.40%
Class K6	56.11%	13.53%
Class I	55.73%	13.29%
Class Z	55.93%	13.41%
Class Z6	56.23%	13.53%

 A From August 31, 2018

 Class C shares' contingent deferred sales charges included in the past one year and life of fund total return figures are 1% and 0%, respectively.

$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in Fidelity Freedom® Blend 2040 Fund, a class of the fund, on August 31, 2018, when the fund started.

The chart shows how the value of your investment would have changed, and also shows how the S&P 500® Index performed over the same period.

Period Ending Values
$13,805	Fidelity Freedom® Blend 2040 Fund
$14,376	S&P 500® Index

Fidelity Freedom® Blend 2045 Fund

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The hypothetical investment and the average annual total returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund’s total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

For the periods ended March 31, 2021	Past 1 year	Life of fundA
Class A (incl. 5.75% sales charge)	46.37%	10.40%
Class M (incl. 3.50% sales charge)	49.61%	11.13%
Class C (incl. contingent deferred sales charge)	53.21%	12.13%
Fidelity Freedom® Blend 2045 Fund	55.82%	13.26%
Class K	56.03%	13.38%
Class K6	56.12%	13.49%
Class I	55.74%	13.26%
Class Z	55.96%	13.38%
Class Z6	56.16%	13.50%

 A From August 31, 2018

 Class C shares' contingent deferred sales charges included in the past one year and life of fund total return figures are 1% and 0%, respectively.

$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in Fidelity Freedom® Blend 2045 Fund, a class of the fund, on August 31, 2018, when the fund started.

The chart shows how the value of your investment would have changed, and also shows how the S&P 500® Index performed over the same period.

Period Ending Values
$13,795	Fidelity Freedom® Blend 2045 Fund
$14,376	S&P 500® Index

Fidelity Freedom® Blend 2050 Fund

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The hypothetical investment and the average annual total returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund’s total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

For the periods ended March 31, 2021	Past 1 year	Life of fundA
Class A (incl. 5.75% sales charge)	46.50%	10.42%
Class M (incl. 3.50% sales charge)	49.60%	11.12%
Class C (incl. contingent deferred sales charge)	53.21%	12.10%
Fidelity Freedom® Blend 2050 Fund	55.91%	13.26%
Class K	55.95%	13.37%
Class K6	56.13%	13.46%
Class I	55.81%	13.24%
Class Z	56.08%	13.37%
Class Z6	56.23%	13.48%

 A From August 31, 2018

 Class C shares' contingent deferred sales charges included in the past one year and life of fund total return figures are 1% and 0%, respectively.

$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in Fidelity Freedom® Blend 2050 Fund, a class of the fund, on August 31, 2018, when the fund started.

The chart shows how the value of your investment would have changed, and also shows how the S&P 500® Index performed over the same period.

Period Ending Values
$13,793	Fidelity Freedom® Blend 2050 Fund
$14,376	S&P 500® Index

Fidelity Freedom® Blend 2055 Fund

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The hypothetical investment and the average annual total returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund’s total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

For the periods ended March 31, 2021	Past 1 year	Life of fundA
Class A (incl. 5.75% sales charge)	46.50%	10.41%
Class M (incl. 3.50% sales charge)	49.52%	11.16%
Class C (incl. contingent deferred sales charge)	53.23%	12.14%
Fidelity Freedom® Blend 2055 Fund	55.75%	13.26%
Class K	55.92%	13.39%
Class K6	56.09%	13.48%
Class I	55.85%	13.27%
Class Z	56.03%	13.39%
Class Z6	56.10%	13.48%

 A From August 31, 2018

 Class C shares' contingent deferred sales charges included in the past one year and life of fund total return figures are 1% and 0%, respectively.

$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in Fidelity Freedom® Blend 2055 Fund, a class of the fund, on August 31, 2018, when the fund started.

The chart shows how the value of your investment would have changed, and also shows how the S&P 500® Index performed over the same period.

Period Ending Values
$13,794	Fidelity Freedom® Blend 2055 Fund
$14,376	S&P 500® Index

Fidelity Freedom® Blend 2060 Fund

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The hypothetical investment and the average annual total returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund’s total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

For the periods ended March 31, 2021	Past 1 year	Life of fundA
Class A (incl. 5.75% sales charge)	46.44%	10.37%
Class M (incl. 3.50% sales charge)	49.63%	11.13%
Class C (incl. contingent deferred sales charge)	53.17%	12.10%
Fidelity Freedom® Blend 2060 Fund	55.78%	13.24%
Class K	56.01%	13.37%
Class K6	56.17%	13.48%
Class I	55.83%	13.23%
Class Z	55.93%	13.37%
Class Z6	56.07%	13.46%

 A From August 31, 2018

 Class C shares' contingent deferred sales charges included in the past one year and life of fund total return figures are 1% and 0%, respectively.

$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in Fidelity Freedom® Blend 2060 Fund, a class of the fund, on August 31, 2018, when the fund started.

The chart shows how the value of your investment would have changed, and also shows how the S&P 500® Index performed over the same period.

Period Ending Values
$13,788	Fidelity Freedom® Blend 2060 Fund
$14,376	S&P 500® Index

Fidelity Freedom® Blend 2065 Fund

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The hypothetical investment and the average annual total returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund’s total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

For the periods ended March 31, 2021	Past 1 year	Life of fundA
Class A (incl. 5.75% sales charge)	46.41%	14.47%
Class M (incl. 3.50% sales charge)	49.48%	15.74%
Class C (incl. contingent deferred sales charge)	53.22%	17.56%
Fidelity Freedom® Blend 2065 Fund	55.69%	18.72%
Class K	55.98%	18.83%
Class K6	56.09%	18.95%
Class I	55.77%	18.70%
Class Z	55.86%	18.85%
Class Z6	55.98%	18.93%

 A From June 28, 2019

 Class C shares' contingent deferred sales charges included in the past one year and life of fund total return figures are 1% and 0%, respectively.

$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in Fidelity Freedom® Blend 2065 Fund, a class of the fund, on June 28, 2019, when the fund started.

The chart shows how the value of your investment would have changed, and also shows how the S&P 500® Index performed over the same period.

Period Ending Values
$13,502	Fidelity Freedom® Blend 2065 Fund
$13,944	S&P 500® Index

Management's Discussion of Fund Performance

Market Recap:  For the 12 months ending March 31, 2021, global financial markets were influenced by a number of factors, including elevated volatility resulting from the early-2020 outbreak and spread of COVID-19. The pandemic coincided with equities suffering one of the quickest declines on record, followed by a historic rebound through March 31, driven by global economies reopening, ongoing fiscal and monetary stimulus, and the widespread distribution of COVID-19 vaccines. Many economists raised their expectations for a powerful recovery, as opposed to the sluggish rebound they had been anticipating. In the first quarter of 2021, riskier asset prices and bond yields rose amid the progressing global recovery.

Within this environment, the MSCI ACWI (All Country World Index) ex USA Index gained 49.62% for the 12 months. Canada (+61%) and emerging markets (+59%) fared best among regions. Asia Pacific ex Japan (+52%) also topped the broader market. Conversely, the U.K. (+34%) and Japan (+40%) notably lagged and Europe ex U.K. gained about 50%. By sector, information technology (+83%) led the way, boosted by the semiconductors & semiconductor equipment group (+128%). Materials (+77%), consumer discretionary (+66%) and industrials (+58%) also outperformed. In contrast, notable laggards included four defensive sectors: consumer staples and health care (+23% each) and utilities and real estate (+29% each).

The Dow Jones U.S. Total Stock Market Index gained 62.68% the past 12 months. Among sectors, economically sensitive groups fared best, led by consumer discretionary (+98%), energy and materials (+83% each), industrials (+74%), and information technology (+70%). In contrast, utilities (+19%) fared worst by a wide margin, followed by consumer staples (+31%). Small-cap stocks, as measured by the Russell 2000® Index (+94.85%), handily topped the large-cap-oriented S&P 500® index (+56.35%) the past 12 months. From a style standpoint, value stocks outpaced growth in the smaller-cap segment of the broader market, while growth topped value among large-caps. Commodities, as measured by the Bloomberg Barclays Commodity Index Total Return, rose 35.04%.

Within fixed income, U.S. taxable investment-grade bonds, as measured by the Bloomberg Barclays U.S. Aggregate Bond Index, gained 0.71% the past 12 months. Treasury Inflation-Protected Securities (+8.12%) and corporate bonds (+7.88%) outperformed the broader investment-grade bond index. Long-term (-15.80%) and short-term (+0.13%) U.S. Treasuries underperformed, as did government-related securities (-4.26%). Commercial mortgage-backed securities (+4.36%) and asset-backed securities (+4.57%) each lagged, whereas leveraged loans (+21.93%), high-yield bonds (+20.31%) and emerging-market debt (+14.29%) stood out.

Comments from Co-Portfolio Managers Andrew Dierdorf and Brett Sumsion:  For the fiscal year, returns for the Freedom Blend Funds' share classes (excluding sales charges, if applicable) ranged from roughly 12% for the more-income-oriented Funds – earmarked for investors with a shorter retirement-savings horizon – to about 56% for the more-equity-oriented Funds, suited to investors with a longer retirement-savings horizon. Each Fund outperformed its Composite index the past 12 months. Security selection among the underlying investment portfolios primarily drove the Funds’ outperformance of Composite indexes. Active asset allocation decisions boosted the Funds' relative results to a lesser extent. Specifically, strong performance among underlying U.S. equity funds contributed most. In this asset class, Fidelity® Series Blue Chip Growth Fund (+97.44%) was the top contributor, outperforming the 62.74% advance of its benchmark, the Russell 1000® Growth Index. Active management among non-U.S. equities also helped the Funds outperform Composites. Fidelity® Series Emerging Markets Fund (+69.89%) was a key outperformer, besting the 58.41% advance of its benchmark, the MSCI Emerging Markets Index. In investment-grade bonds, an investment in Fidelity® Series Investment Grade Bond Fund (+6.50%) helped, as this fund topped the 0.71% return of the Bloomberg Barclays U.S. Aggregate Bond Index. In terms of active asset allocation, underweighting investment-grade bonds contributed most, as this asset class lagged most others in which the Funds invest. The Funds' relative performance also got a boost from overweighting non-U.S. equities, particularly emerging-markets equities. Conversely, underweighting U.S. equities detracted most. Overweighting short-term debt securities and inflation-protected debt securities also held back relative performance.

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Fidelity Freedom® Blend Income Fund

Investment Summary (Unaudited)

The information in the following tables is based on the direct investments of the Fund.

Top Holdings as of March 31, 2021

% of fund's net assets
Fidelity Series Treasury Bill Index Fund	12.0
Fidelity Series Inflation-Protected Bond Index Fund	12.0
Fidelity Series Investment Grade Bond Fund	11.6
Fidelity Series Government Bond Index Fund	10.4
Fidelity Series Corporate Bond Fund	8.5
Fidelity Series Investment Grade Securitized Fund	8.1
Fidelity Series Government Money Market Fund 0.08%	7.6
Fidelity Series Emerging Markets Opportunities Fund	6.4
Fidelity Series Short-Term Credit Fund	3.7
Fidelity Series Commodity Strategy Fund	2.8
83.1

Asset Allocation (% of fund's net assets)

Period end
Domestic Equity Funds	9.2%
International Equity Funds	12.4%
Bond Funds	55.1%
Short-Term Funds	23.3%

Domestic Equity Funds category includes Fidelity Series Commodity Strategy Fund which invests in commodity-related investments.

Fidelity Freedom® Blend Income Fund

Schedule of Investments March 31, 2021

Showing Percentage of Net Assets

Domestic Equity Funds - 9.2%
	Shares	Value
Fidelity Series Blue Chip Growth Fund (a)	51,291	$892,970
Fidelity Series Commodity Strategy Fund (a)	351,889	1,724,256
Fidelity Series Large Cap Growth Index Fund (a)	35,710	563,503
Fidelity Series Large Cap Stock Fund (a)	33,342	615,159
Fidelity Series Large Cap Value Index Fund (a)	79,983	1,174,946
Fidelity Series Small Cap Opportunities Fund (a)	16,774	297,236
Fidelity Series Value Discovery Fund (a)	27,270	434,135
TOTAL DOMESTIC EQUITY FUNDS
(Cost $4,594,675)		5,702,205

International Equity Funds - 12.4%
Fidelity Series Canada Fund (a)	24,838	317,176
Fidelity Series Emerging Markets Fund (a)	38,033	444,602
Fidelity Series Emerging Markets Opportunities Fund (a)	155,769	3,997,024
Fidelity Series International Growth Fund (a)	43,479	780,015
Fidelity Series International Index Fund (a)	27,880	325,642
Fidelity Series International Small Cap Fund (a)	13,577	281,307
Fidelity Series International Value Fund (a)	71,808	779,121
Fidelity Series Overseas Fund (a)	61,961	781,330
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $5,796,919)		7,706,217

Bond Funds - 55.1%
Fidelity Series Corporate Bond Fund (a)	483,631	5,247,396
Fidelity Series Emerging Markets Debt Fund (a)	37,416	339,733
Fidelity Series Emerging Markets Debt Local Currency Fund (a)	11,331	113,537
Fidelity Series Floating Rate High Income Fund (a)	7,447	68,439
Fidelity Series Government Bond Index Fund (a)	617,915	6,469,567
Fidelity Series High Income Fund (a)	42,033	394,272
Fidelity Series Inflation-Protected Bond Index Fund (a)	693,070	7,443,571
Fidelity Series Investment Grade Bond Fund (a)	622,797	7,180,846
Fidelity Series Investment Grade Securitized Fund (a)	488,455	5,031,089
Fidelity Series Long-Term Treasury Bond Index Fund (a)	215,106	1,699,334
Fidelity Series Real Estate Income Fund (a)	21,371	236,145
TOTAL BOND FUNDS
(Cost $33,816,113)		34,223,929

Short-Term Funds - 23.3%
Fidelity Cash Central Fund 0.06% (b)	49	49
Fidelity Series Government Money Market Fund 0.08% (a)(c)	4,686,510	4,686,510
Fidelity Series Short-Term Credit Fund (a)	227,285	2,311,484
Fidelity Series Treasury Bill Index Fund (a)	744,682	7,446,826
TOTAL SHORT-TERM FUNDS
(Cost $14,412,828)		14,444,869
TOTAL INVESTMENT IN SECURITIES - 100.0%
(Cost $58,620,535)		62,077,220
NET OTHER ASSETS (LIABILITIES) - 0.0%		(16,029)
NET ASSETS - 100%		$62,061,191

Legend

 (a) Affiliated Fund

 (b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

 (c) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds

Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds, excluding any Money Market Central Funds, is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur.

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Fidelity Series Blue Chip Growth Fund	$355,531	$1,046,430	$699,585	$274,915	$30,067	$160,527	$892,970
Fidelity Series Canada Fund	235,871	194,058	237,505	6,689	(10,146)	134,898	317,176
Fidelity Series Commodity Strategy Fund	1,480,023	1,059,101	1,238,511	6,324	(67,944)	491,587	1,724,256
Fidelity Series Corporate Bond Fund	3,341,347	3,278,255	1,556,502	188,246	(7,651)	191,947	5,247,396
Fidelity Series Emerging Markets Debt Fund	273,292	208,386	180,674	17,125	(2,026)	40,755	339,733
Fidelity Series Emerging Markets Debt Local Currency Fund	--	141,281	26,084	1,696	129	(1,789)	113,537
Fidelity Series Emerging Markets Fund	181,052	345,146	261,204	6,627	10,674	168,934	444,602
Fidelity Series Emerging Markets Opportunities Fund	1,794,359	2,999,392	2,382,024	126,456	130,455	1,454,842	3,997,024
Fidelity Series Floating Rate High Income Fund	59,053	47,846	48,149	3,289	(241)	9,930	68,439
Fidelity Series Government Bond Index Fund	5,206,475	3,885,245	2,151,730	166,777	(24,415)	(446,008)	6,469,567
Fidelity Series Government Money Market Fund 0.08%	2,245,847	8,020,800	5,580,137	6,221	--	--	4,686,510
Fidelity Series High Income Fund	299,437	246,469	198,625	21,760	(19)	47,010	394,272
Fidelity Series Inflation-Protected Bond Index Fund	5,263,372	4,061,987	2,259,463	99,932	1,619	376,056	7,443,571
Fidelity Series International Growth Fund	697,239	609,611	681,656	118,622	10,494	144,327	780,015
Fidelity Series International Index Fund	252,292	218,787	255,503	6,613	(2,223)	112,289	325,642
Fidelity Series International Small Cap Fund	201,686	146,876	178,168	2,604	6,639	104,274	281,307
Fidelity Series International Value Fund	689,032	501,569	736,044	23,188	(10,384)	334,948	779,121
Fidelity Series Investment Grade Bond Fund	5,083,603	4,261,216	2,090,826	396,487	(21,097)	(52,050)	7,180,846
Fidelity Series Investment Grade Securitized Fund	3,543,334	2,962,570	1,356,850	141,827	(9,534)	(108,431)	5,031,089
Fidelity Series Large Cap Growth Index Fund	247,587	575,315	459,465	15,916	12,006	188,060	563,503
Fidelity Series Large Cap Stock Fund	255,848	638,607	506,307	33,008	28,604	198,407	615,159
Fidelity Series Large Cap Value Index Fund	489,718	1,168,071	895,176	26,066	36,294	376,039	1,174,946
Fidelity Series Long-Term Treasury Bond Index Fund	1,076,791	1,499,291	451,269	160,251	(32,290)	(393,189)	1,699,334
Fidelity Series Overseas Fund	677,636	522,515	705,726	9,479	8,977	277,928	781,330
Fidelity Series Real Estate Income Fund	162,999	155,455	140,934	15,454	(3,254)	61,879	236,145
Fidelity Series Short-Term Credit Fund	2,093,791	366,640	210,395	50,165	(379)	61,827	2,311,484
Fidelity Series Small Cap Opportunities Fund	118,432	269,458	232,451	6,408	16,620	125,177	297,236
Fidelity Series Treasury Bill Index Fund	7,146,861	1,231,191	902,191	36,191	(2,302)	(26,733)	7,446,826
Fidelity Series Value Discovery Fund	142,099	456,673	323,211	9,979	15,393	143,181	434,135
	$43,614,607	$41,118,241	$26,946,365	$1,978,315	$114,066	$4,176,622	$62,077,171

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of March 31, 2021, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Domestic Equity Funds	$5,702,205	$5,702,205	$--	$--
International Equity Funds	7,706,217	7,706,217	--	--
Bond Funds	34,223,929	34,223,929	--	--
Short-Term Funds	14,444,869	14,444,869	--	--
Total Investments in Securities:	$62,077,220	$62,077,220	$--	$--

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom® Blend Income Fund

Financial Statements

Statement of Assets and Liabilities

		March 31, 2021
Assets
Investment in securities, at value — See accompanying schedule:
Fidelity Central Funds (cost $49)	$49
Other affiliated issuers (cost $58,620,486)	62,077,171
Total Investment in Securities (cost $58,620,535)		$62,077,220
Cash		275
Receivable for investments sold		441,327
Receivable for fund shares sold		17,494
Total assets		62,536,316
Liabilities
Payable for investments purchased	$423,192
Payable for fund shares redeemed	35,629
Accrued management fee	15,309
Distribution and service plan fees payable	995
Total liabilities		475,125
Net Assets		$62,061,191
Net Assets consist of:
Paid in capital		$58,173,208
Total accumulated earnings (loss)		3,887,983
Net Assets		$62,061,191
Net Asset Value and Maximum Offering Price
Class A:
Net Asset Value and redemption price per share ($1,423,310 ÷ 130,301 shares)(a)		$10.92
Maximum offering price per share (100/94.25 of $10.92)		$11.59
Class M:
Net Asset Value and redemption price per share ($195,302 ÷ 17,878 shares)(a)		$10.92
Maximum offering price per share (100/96.50 of $10.92)		$11.32
Class C:
Net Asset Value and offering price per share ($710,799 ÷ 65,493 shares)(a)		$10.85
Fidelity Freedom Blend Income Fund:
Net Asset Value, offering price and redemption price per share ($5,976,716 ÷ 546,774 shares)		$10.93
Class K:
Net Asset Value, offering price and redemption price per share ($563,930 ÷ 51,564 shares)		$10.94
Class K6:
Net Asset Value, offering price and redemption price per share ($51,219,767 ÷ 4,681,590 shares)		$10.94
Class I:
Net Asset Value, offering price and redemption price per share ($748,946 ÷ 68,485 shares)		$10.94
Class Z:
Net Asset Value, offering price and redemption price per share ($1,026,460 ÷ 93,850 shares)		$10.94
Class Z6:
Net Asset Value, offering price and redemption price per share ($195,961 ÷ 17,902 shares)		$10.95

 (a) Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Year ended March 31, 2021
Investment Income
Dividends:
Affiliated issuers		$768,528
Expenses
Management fee	$160,022
Distribution and service plan fees	9,330
Independent trustees' fees and expenses	156
Total expenses before reductions	169,508
Expense reductions	(4)
Total expenses after reductions		169,504
Net investment income (loss)		599,024
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Affiliated issuers	114,066
Capital gain distributions from underlying funds:
Affiliated issuers	1,209,787
Total net realized gain (loss)		1,323,853
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Affiliated issuers	4,176,622
Total change in net unrealized appreciation (depreciation)		4,176,622
Net gain (loss)		5,500,475
Net increase (decrease) in net assets resulting from operations		$6,099,499

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Year ended March 31, 2021	Year ended March 31, 2020
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$599,024	$654,391
Net realized gain (loss)	1,323,853	216,863
Change in net unrealized appreciation (depreciation)	4,176,622	(789,089)
Net increase (decrease) in net assets resulting from operations	6,099,499	82,165
Distributions to shareholders	(1,527,679)	(838,295)
Share transactions - net increase (decrease)	13,875,323	41,593,540
Total increase (decrease) in net assets	18,447,143	40,837,410
Net Assets
Beginning of period	43,614,048	2,776,638
End of period	$62,061,191	$43,614,048

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Freedom Blend Income Fund Class A

Years ended March 31,	2021	2020	2019 A
Selected Per–Share Data
Net asset value, beginning of period	$9.98	$10.03	$10.00
Income from Investment Operations
Net investment income (loss)B	.07	.16	.11
Net realized and unrealized gain (loss)	1.12	.01C	.08
Total from investment operations	1.19	.17	.19
Distributions from net investment income	(.08)	(.15)	(.11)
Distributions from net realized gain	(.17)	(.07)	(.05)
Total distributions	(.25)	(.22)	(.16)
Net asset value, end of period	$10.92	$9.98	$10.03
Total ReturnD,E	11.94%	1.60%	1.91%
Ratios to Average Net AssetsF,G
Expenses before reductions	.71%	.71%	.71%H
Expenses net of fee waivers, if any	.71%	.71%	.71%H
Expenses net of all reductions	.71%	.71%	.71%H
Net investment income (loss)	.67%	1.55%	1.95%H
Supplemental Data
Net assets, end of period (000 omitted)	$1,423	$699	$107
Portfolio turnover rateI	49%	44%	48%H

 A For the period August 31, 2018 (commencement of operations) to March 31, 2019.

 B Calculated based on average shares outstanding during the period.

 C The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.

 D Total returns for periods of less than one year are not annualized.

 E Total returns do not include the effect of the sales charges.

 F Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 H Annualized

 I Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom Blend Income Fund Class M

Years ended March 31,	2021	2020	2019 A
Selected Per–Share Data
Net asset value, beginning of period	$9.98	$10.03	$10.00
Income from Investment Operations
Net investment income (loss)B	.05	.13	.10
Net realized and unrealized gain (loss)	1.11	.01C	.07
Total from investment operations	1.16	.14	.17
Distributions from net investment income	(.05)	(.12)	(.09)
Distributions from net realized gain	(.17)	(.07)	(.05)
Total distributions	(.22)	(.19)	(.14)
Net asset value, end of period	$10.92	$9.98	$10.03
Total ReturnD,E,F	11.65%	1.35%	1.76%
Ratios to Average Net AssetsG,H
Expenses before reductions	.96%	.96%	.96%I
Expenses net of fee waivers, if any	.96%	.96%	.96%I
Expenses net of all reductions	.96%	.96%	.96%I
Net investment income (loss)	.42%	1.30%	1.70%I
Supplemental Data
Net assets, end of period (000 omitted)	$195	$156	$102
Portfolio turnover rateJ	49%	44%	48%I

 A For the period August 31, 2018 (commencement of operations) to March 31, 2019.

 B Calculated based on average shares outstanding during the period.

 C The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Total returns do not include the effect of the sales charges.

 G Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 I Annualized

 J Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom Blend Income Fund Class C

Years ended March 31,	2021	2020	2019 A
Selected Per–Share Data
Net asset value, beginning of period	$9.95	$10.01	$10.00
Income from Investment Operations
Net investment income (loss)B	(.01)	.08	.07
Net realized and unrealized gain (loss)	1.11	.01C	.07
Total from investment operations	1.10	.09	.14
Distributions from net investment income	(.03)	(.08)	(.08)
Distributions from net realized gain	(.17)	(.07)	(.05)
Total distributions	(.20)	(.15)	(.13)
Net asset value, end of period	$10.85	$9.95	$10.01
Total ReturnD,E	11.10%	.85%	1.45%
Ratios to Average Net AssetsF,G
Expenses before reductions	1.46%	1.46%	1.47%H,I
Expenses net of fee waivers, if any	1.46%	1.46%	1.47%H,I
Expenses net of all reductions	1.46%	1.46%	1.47%H,I
Net investment income (loss)	(.09)%	.81%	1.19%H
Supplemental Data
Net assets, end of period (000 omitted)	$711	$228	$123
Portfolio turnover rateJ	49%	44%	48%H

 A For the period August 31, 2018 (commencement of operations) to March 31, 2019.

 B Calculated based on average shares outstanding during the period.

 C The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.

 D Total returns for periods of less than one year are not annualized.

 E Total returns do not include the effect of the contingent deferred sales charge.

 F Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 H Annualized

 I On certain classes, the size and fluctuation of net assets and expense amounts may cause ratios to differ from contractual rates.

 J Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom Blend Income Fund

Years ended March 31,	2021	2020	2019 A
Selected Per–Share Data
Net asset value, beginning of period	$9.98	$10.03	$10.00
Income from Investment Operations
Net investment income (loss)B	.10	.18	.13
Net realized and unrealized gain (loss)	1.12	.01C	.07
Total from investment operations	1.22	.19	.20
Distributions from net investment income	(.10)	(.17)	(.12)
Distributions from net realized gain	(.17)	(.07)	(.05)
Total distributions	(.27)	(.24)	(.17)
Net asset value, end of period	$10.93	$9.98	$10.03
Total ReturnD	12.29%	1.83%	2.04%
Ratios to Average Net AssetsE,F
Expenses before reductions	.46%	.46%	.46%G
Expenses net of fee waivers, if any	.46%	.46%	.46%G
Expenses net of all reductions	.46%	.46%	.46%G
Net investment income (loss)	.92%	1.80%	2.20%G
Supplemental Data
Net assets, end of period (000 omitted)	$5,977	$2,729	$378
Portfolio turnover rateH	49%	44%	48%G

 A For the period August 31, 2018 (commencement of operations) to March 31, 2019.

 B Calculated based on average shares outstanding during the period.

 C The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.

 D Total returns for periods of less than one year are not annualized.

 E Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 G Annualized

 H Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom Blend Income Fund Class K

Years ended March 31,	2021	2020	2019 A
Selected Per–Share Data
Net asset value, beginning of period	$9.99	$10.04	$10.00
Income from Investment Operations
Net investment income (loss)B	.11	.20	.13
Net realized and unrealized gain (loss)	1.12	–C	.08
Total from investment operations	1.23	.20	.21
Distributions from net investment income	(.11)	(.18)	(.12)
Distributions from net realized gain	(.17)	(.07)	(.05)
Total distributions	(.28)	(.25)	(.17)
Net asset value, end of period	$10.94	$9.99	$10.04
Total ReturnD	12.37%	1.90%	2.20%
Ratios to Average Net AssetsE,F
Expenses before reductions	.36%	.36%	.36%G
Expenses net of fee waivers, if any	.36%	.36%	.36%G
Expenses net of all reductions	.36%	.36%	.36%G
Net investment income (loss)	1.02%	1.90%	2.30%G
Supplemental Data
Net assets, end of period (000 omitted)	$564	$404	$102
Portfolio turnover rateH	49%	44%	48%G

 A For the period August 31, 2018 (commencement of operations) to March 31, 2019.

 B Calculated based on average shares outstanding during the period.

 C Amount represents less than $.005 per share.

 D Total returns for periods of less than one year are not annualized.

 E Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 G Annualized

 H Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom Blend Income Fund Class K6

Years ended March 31,	2021	2020	2019 A
Selected Per–Share Data
Net asset value, beginning of period	$9.99	$10.04	$10.00
Income from Investment Operations
Net investment income (loss)B	.12	.21	.14
Net realized and unrealized gain (loss)	1.12	–C	.08
Total from investment operations	1.24	.21	.22
Distributions from net investment income	(.12)	(.19)	(.13)
Distributions from net realized gain	(.17)	(.07)	(.05)
Total distributions	(.29)	(.26)	(.18)
Net asset value, end of period	$10.94	$9.99	$10.04
Total ReturnD	12.50%	1.97%	2.24%
Ratios to Average Net AssetsE,F
Expenses before reductions	.26%	.26%	.26%G
Expenses net of fee waivers, if any	.26%	.26%	.26%G
Expenses net of all reductions	.26%	.26%	.26%G
Net investment income (loss)	1.12%	2.00%	2.39%G
Supplemental Data
Net assets, end of period (000 omitted)	$51,220	$38,898	$1,658
Portfolio turnover rateH	49%	44%	48%G

 A For the period August 31, 2018 (commencement of operations) to March 31, 2019.

 B Calculated based on average shares outstanding during the period.

 C Amount represents less than $.005 per share.

 D Total returns for periods of less than one year are not annualized.

 E Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 G Annualized

 H Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom Blend Income Fund Class I

Years ended March 31,	2021	2020	2019 A
Selected Per–Share Data
Net asset value, beginning of period	$9.99	$10.04	$10.00
Income from Investment Operations
Net investment income (loss)B	.10	.19	.13
Net realized and unrealized gain (loss)	1.13	(.01)	.08
Total from investment operations	1.23	.18	.21
Distributions from net investment income	(.11)	(.17)	(.12)
Distributions from net realized gain	(.17)	(.07)	(.05)
Total distributions	(.28)	(.23)C	(.17)
Net asset value, end of period	$10.94	$9.99	$10.04
Total ReturnD	12.32%	1.76%	2.14%
Ratios to Average Net AssetsE,F
Expenses before reductions	.46%	.46%	.46%G
Expenses net of fee waivers, if any	.46%	.46%	.46%G
Expenses net of all reductions	.46%	.46%	.46%G
Net investment income (loss)	.92%	1.80%	2.20%G
Supplemental Data
Net assets, end of period (000 omitted)	$749	$242	$102
Portfolio turnover rateH	49%	44%	48%G

 A For the period August 31, 2018 (commencement of operations) to March 31, 2019.

 B Calculated based on average shares outstanding during the period.

 C Total distributions per share do not sum due to rounding.

 D Total returns for periods of less than one year are not annualized.

 E Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 G Annualized

 H Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom Blend Income Fund Class Z

Years ended March 31,	2021	2020	2019 A
Selected Per–Share Data
Net asset value, beginning of period	$9.99	$10.04	$10.00
Income from Investment Operations
Net investment income (loss)B	.11	.20	.13
Net realized and unrealized gain (loss)	1.12	(.01)	.08
Total from investment operations	1.23	.19	.21
Distributions from net investment income	(.11)	(.18)	(.12)
Distributions from net realized gain	(.17)	(.07)	(.05)
Total distributions	(.28)	(.24)C	(.17)
Net asset value, end of period	$10.94	$9.99	$10.04
Total ReturnD	12.41%	1.86%	2.20%
Ratios to Average Net AssetsE,F
Expenses before reductions	.36%	.36%	.36%G
Expenses net of fee waivers, if any	.36%	.36%	.36%G
Expenses net of all reductions	.36%	.36%	.36%G
Net investment income (loss)	1.02%	1.90%	2.30%G
Supplemental Data
Net assets, end of period (000 omitted)	$1,026	$104	$102
Portfolio turnover rateH	49%	44%	48%G

 A For the period August 31, 2018 (commencement of operations) to March 31, 2019.

 B Calculated based on average shares outstanding during the period.

 C Total distributions per share do not sum due to rounding.

 D Total returns for periods of less than one year are not annualized.

 E Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 G Annualized

 H Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom Blend Income Fund Class Z6

Years ended March 31,	2021	2020	2019 A
Selected Per–Share Data
Net asset value, beginning of period	$10.00	$10.04	$10.00
Income from Investment Operations
Net investment income (loss)B	.12	.21	.14
Net realized and unrealized gain (loss)	1.12	–C	.08
Total from investment operations	1.24	.21	.22
Distributions from net investment income	(.12)	(.18)	(.13)
Distributions from net realized gain	(.17)	(.07)	(.05)
Total distributions	(.29)	(.25)	(.18)
Net asset value, end of period	$10.95	$10.00	$10.04
Total ReturnD	12.47%	2.04%	2.23%
Ratios to Average Net AssetsE,F
Expenses before reductions	.26%	.26%	.26%G
Expenses net of fee waivers, if any	.26%	.26%	.26%G
Expenses net of all reductions	.26%	.26%	.26%G
Net investment income (loss)	1.12%	2.00%	2.40%G
Supplemental Data
Net assets, end of period (000 omitted)	$196	$154	$102
Portfolio turnover rateH	49%	44%	48%G

 A For the period August 31, 2018 (commencement of operations) to March 31, 2019.

 B Calculated based on average shares outstanding during the period.

 C Amount represents less than $.005 per share.

 D Total returns for periods of less than one year are not annualized.

 E Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 G Annualized

 H Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom® Blend 2005 Fund

Investment Summary (Unaudited)

The information in the following tables is based on the direct investments of the Fund.

Top Holdings as of March 31, 2021

% of fund's net assets
Fidelity Series Inflation-Protected Bond Index Fund	11.2
Fidelity Series Investment Grade Bond Fund	11.1
Fidelity Series Treasury Bill Index Fund	10.9
Fidelity Series Government Bond Index Fund	10.0
Fidelity Series Corporate Bond Fund	8.1
Fidelity Series Investment Grade Securitized Fund	7.8
Fidelity Series Emerging Markets Opportunities Fund	6.9
Fidelity Series Government Money Market Fund 0.08%	6.9
Fidelity Series Short-Term Credit Fund	3.4
Fidelity Series Commodity Strategy Fund	2.8
79.1

Asset Allocation (% of fund's net assets)

Period end
Domestic Equity Funds	11.8%
International Equity Funds	14.1%
Bond Funds	52.9%
Short-Term Funds	21.2%

Domestic Equity Funds category includes Fidelity Series Commodity Strategy Fund which invests in commodity-related investments.

Fidelity Freedom® Blend 2005 Fund

Schedule of Investments March 31, 2021

Showing Percentage of Net Assets

Domestic Equity Funds - 11.8%
	Shares	Value
Fidelity Series Blue Chip Growth Fund (a)	27,383	$476,733
Fidelity Series Commodity Strategy Fund (a)	133,763	655,440
Fidelity Series Large Cap Growth Index Fund (a)	19,065	300,850
Fidelity Series Large Cap Stock Fund (a)	17,803	328,463
Fidelity Series Large Cap Value Index Fund (a)	42,708	627,382
Fidelity Series Small Cap Opportunities Fund (a)	8,956	158,699
Fidelity Series Value Discovery Fund (a)	14,561	231,808
TOTAL DOMESTIC EQUITY FUNDS
(Cost $2,236,224)		2,779,375

International Equity Funds - 14.1%
Fidelity Series Canada Fund (a)	11,573	147,790
Fidelity Series Emerging Markets Fund (a)	15,532	181,564
Fidelity Series Emerging Markets Opportunities Fund (a)	63,613	1,632,306
Fidelity Series International Growth Fund (a)	20,259	363,454
Fidelity Series International Index Fund (a)	12,991	151,737
Fidelity Series International Small Cap Fund (a)	6,326	131,074
Fidelity Series International Value Fund (a)	33,460	363,042
Fidelity Series Overseas Fund (a)	28,872	364,074
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $2,551,126)		3,335,041

Bond Funds - 52.9%
Fidelity Series Corporate Bond Fund (a)	176,718	1,917,388
Fidelity Series Emerging Markets Debt Fund (a)	14,220	129,119
Fidelity Series Emerging Markets Debt Local Currency Fund (a)	4,307	43,159
Fidelity Series Floating Rate High Income Fund (a)	2,830	26,011
Fidelity Series Government Bond Index Fund (a)	225,796	2,364,080
Fidelity Series High Income Fund (a)	15,975	149,847
Fidelity Series Inflation-Protected Bond Index Fund (a)	246,763	2,650,228
Fidelity Series Investment Grade Bond Fund (a)	227,572	2,623,900
Fidelity Series Investment Grade Securitized Fund (a)	178,486	1,838,406
Fidelity Series Long-Term Treasury Bond Index Fund (a)	81,760	645,904
Fidelity Series Real Estate Income Fund (a)	8,123	89,763
TOTAL BOND FUNDS
(Cost $12,347,288)		12,477,805

Short-Term Funds - 21.2%
Fidelity Cash Central Fund 0.06% (b)	49	49
Fidelity Series Government Money Market Fund 0.08% (a)(c)	1,625,448	1,625,448
Fidelity Series Short-Term Credit Fund (a)	78,823	801,629
Fidelity Series Treasury Bill Index Fund (a)	257,815	2,578,151
TOTAL SHORT-TERM FUNDS
(Cost $4,993,512)		5,005,277
TOTAL INVESTMENT IN SECURITIES - 100.0%
(Cost $22,128,150)		23,597,498
NET OTHER ASSETS (LIABILITIES) - 0.0%		(5,847)
NET ASSETS - 100%		$23,591,651

Legend

 (a) Affiliated Fund

 (b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

 (c) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds

Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds, excluding any Money Market Central Funds, is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur.

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Fidelity Series Blue Chip Growth Fund	$234,125	$493,807	$365,808	$151,492	$21,524	$93,085	$476,733
Fidelity Series Canada Fund	107,781	81,946	97,891	2,896	(2,726)	58,680	147,790
Fidelity Series Commodity Strategy Fund	503,406	393,951	395,855	2,457	(12,233)	166,171	655,440
Fidelity Series Corporate Bond Fund	1,078,330	1,253,268	469,935	66,661	(1,943)	57,668	1,917,388
Fidelity Series Emerging Markets Debt Fund	92,988	77,089	53,949	6,227	123	12,868	129,119
Fidelity Series Emerging Markets Debt Local Currency Fund	--	52,847	9,219	617	51	(520)	43,159
Fidelity Series Emerging Markets Fund	70,351	131,217	92,287	2,474	5,764	66,519	181,564
Fidelity Series Emerging Markets Opportunities Fund	700,881	1,140,204	845,860	47,131	61,714	575,367	1,632,306
Fidelity Series Floating Rate High Income Fund	20,111	17,617	15,108	1,197	86	3,305	26,011
Fidelity Series Government Bond Index Fund	1,666,476	1,496,006	631,160	59,810	(3,917)	(163,325)	2,364,080
Fidelity Series Government Money Market Fund 0.08%	651,371	2,839,605	1,865,528	2,304	--	--	1,625,448
Fidelity Series High Income Fund	101,928	89,102	57,587	7,913	888	15,516	149,847
Fidelity Series Inflation-Protected Bond Index Fund	1,634,575	1,468,835	576,520	33,201	(321)	123,659	2,650,228
Fidelity Series International Growth Fund	312,968	264,420	288,884	51,363	10,313	64,637	363,454
Fidelity Series International Index Fund	101,586	102,908	102,628	2,863	1,991	47,880	151,737
Fidelity Series International Small Cap Fund	87,392	60,946	67,784	1,125	5,922	44,598	131,074
Fidelity Series International Value Fund	295,735	216,255	295,013	10,039	13,225	132,840	363,042
Fidelity Series Investment Grade Bond Fund	1,636,524	1,645,739	620,896	143,626	(6,854)	(30,613)	2,623,900
Fidelity Series Investment Grade Securitized Fund	1,132,511	1,160,514	410,589	51,293	(3,759)	(40,271)	1,838,406
Fidelity Series Large Cap Growth Index Fund	169,793	246,982	232,909	8,858	13,703	103,281	300,850
Fidelity Series Large Cap Stock Fund	175,820	268,731	241,317	17,763	15,167	110,062	328,463
Fidelity Series Large Cap Value Index Fund	331,392	507,643	440,212	13,100	24,523	204,036	627,382
Fidelity Series Long-Term Treasury Bond Index Fund	368,589	589,212	158,771	55,569	(4,885)	(148,241)	645,904
Fidelity Series Overseas Fund	295,600	217,700	279,095	4,104	8,828	121,041	364,074
Fidelity Series Real Estate Income Fund	55,473	55,663	42,400	5,511	50	20,977	89,763
Fidelity Series Short-Term Credit Fund	640,769	177,086	34,869	15,443	(38)	18,681	801,629
Fidelity Series Small Cap Opportunities Fund	84,852	114,653	118,822	3,350	7,847	70,169	158,699
Fidelity Series Treasury Bill Index Fund	2,186,416	548,037	147,315	11,244	(330)	(8,657)	2,578,151
Fidelity Series Value Discovery Fund	100,501	200,431	157,172	5,015	8,765	79,283	231,808
	$14,838,244	$15,912,414	$9,115,383	$784,646	$163,478	$1,798,696	$23,597,449

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of March 31, 2021, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Domestic Equity Funds	$2,779,375	$2,779,375	$--	$--
International Equity Funds	3,335,041	3,335,041	--	--
Bond Funds	12,477,805	12,477,805	--	--
Short-Term Funds	5,005,277	5,005,277	--	--
Total Investments in Securities:	$23,597,498	$23,597,498	$--	$--

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom® Blend 2005 Fund

Financial Statements

Statement of Assets and Liabilities

		March 31, 2021
Assets
Investment in securities, at value — See accompanying schedule:
Fidelity Central Funds (cost $49)	$49
Other affiliated issuers (cost $22,128,101)	23,597,449
Total Investment in Securities (cost $22,128,150)		$23,597,498
Cash		194
Receivable for investments sold		168,453
Receivable for fund shares sold		7,239
Total assets		23,773,384
Liabilities
Payable for investments purchased	$172,533
Payable for fund shares redeemed	3,160
Accrued management fee	5,638
Distribution and service plan fees payable	402
Total liabilities		181,733
Net Assets		$23,591,651
Net Assets consist of:
Paid in capital		$21,902,659
Total accumulated earnings (loss)		1,688,992
Net Assets		$23,591,651
Net Asset Value and Maximum Offering Price
Class A:
Net Asset Value and redemption price per share ($351,394 ÷ 31,877 shares)(a)		$11.02
Maximum offering price per share (100/94.25 of $11.02)		$11.69
Class M:
Net Asset Value and redemption price per share ($147,749 ÷ 13,404 shares)(a)		$11.02
Maximum offering price per share (100/96.50 of $11.02)		$11.42
Class C:
Net Asset Value and offering price per share ($320,112 ÷ 29,268 shares)(a)		$10.94
Fidelity Freedom Blend 2005 Fund:
Net Asset Value, offering price and redemption price per share ($2,029,714 ÷ 184,026 shares)		$11.03
Class K:
Net Asset Value, offering price and redemption price per share ($458,740 ÷ 41,560 shares)		$11.04
Class K6:
Net Asset Value, offering price and redemption price per share ($19,122,180 ÷ 1,730,896 shares)		$11.05
Class I:
Net Asset Value, offering price and redemption price per share ($852,735 ÷ 77,340 shares)		$11.03
Class Z:
Net Asset Value, offering price and redemption price per share ($183,839 ÷ 16,628 shares)		$11.06
Class Z6:
Net Asset Value, offering price and redemption price per share ($125,188 ÷ 11,318 shares)		$11.06

 (a) Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Year ended March 31, 2021
Investment Income
Dividends:
Affiliated issuers		$284,162
Expenses
Management fee	$60,146
Distribution and service plan fees	4,319
Independent trustees' fees and expenses	58
Total expenses		64,523
Net investment income (loss)		219,639
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Affiliated issuers	163,478
Capital gain distributions from underlying funds:
Affiliated issuers	500,484
Total net realized gain (loss)		663,962
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Affiliated issuers	1,798,696
Total change in net unrealized appreciation (depreciation)		1,798,696
Net gain (loss)		2,462,658
Net increase (decrease) in net assets resulting from operations		$2,682,297

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Year ended March 31, 2021	Year ended March 31, 2020
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$219,639	$262,828
Net realized gain (loss)	663,962	68,151
Change in net unrealized appreciation (depreciation)	1,798,696	(375,039)
Net increase (decrease) in net assets resulting from operations	2,682,297	(44,060)
Distributions to shareholders	(648,692)	(354,729)
Share transactions - net increase (decrease)	6,720,025	13,151,118
Total increase (decrease) in net assets	8,753,630	12,752,329
Net Assets
Beginning of period	14,838,021	2,085,692
End of period	$23,591,651	$14,838,021

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Freedom Blend 2005 Fund Class A

Years ended March 31,	2021	2020	2019 A
Selected Per–Share Data
Net asset value, beginning of period	$9.85	$9.99	$10.00
Income from Investment Operations
Net investment income (loss)B	.07	.16	.11
Net realized and unrealized gain (loss)	1.39	(.08)	.04
Total from investment operations	1.46	.08	.15
Distributions from net investment income	(.07)	(.13)	(.10)
Distributions from net realized gain	(.21)	(.09)	(.07)
Total distributions	(.29)C	(.22)	(.16)C
Net asset value, end of period	$11.02	$9.85	$9.99
Total ReturnD,E	14.84%	.68%	1.62%
Ratios to Average Net AssetsF,G
Expenses before reductions	.71%	.71%	.71%H
Expenses net of fee waivers, if any	.71%	.71%	.71%H
Expenses net of all reductions	.71%	.71%	.71%H
Net investment income (loss)	.67%	1.56%	1.88%H
Supplemental Data
Net assets, end of period (000 omitted)	$351	$263	$187
Portfolio turnover rateI	45%	64%	11%H

 A For the period August 31, 2018 (commencement of operations) to March 31, 2019.

 B Calculated based on average shares outstanding during the period.

 C Total distributions per share do not sum due to rounding.

 D Total returns for periods of less than one year are not annualized.

 E Total returns do not include the effect of the sales charges.

 F Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 H Annualized

 I Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom Blend 2005 Fund Class M

Years ended March 31,	2021	2020	2019 A
Selected Per–Share Data
Net asset value, beginning of period	$9.85	$9.99	$10.00
Income from Investment Operations
Net investment income (loss)B	.05	.13	.09
Net realized and unrealized gain (loss)	1.38	(.07)	.05
Total from investment operations	1.43	.06	.14
Distributions from net investment income	(.05)	(.11)	(.08)
Distributions from net realized gain	(.21)	(.09)	(.07)
Total distributions	(.26)	(.20)	(.15)
Net asset value, end of period	$11.02	$9.85	$9.99
Total ReturnC,D	14.58%	.45%	1.43%
Ratios to Average Net AssetsE,F
Expenses before reductions	.96%	.96%	.96%G
Expenses net of fee waivers, if any	.96%	.96%	.96%G
Expenses net of all reductions	.96%	.96%	.96%G
Net investment income (loss)	.43%	1.31%	1.63%G
Supplemental Data
Net assets, end of period (000 omitted)	$148	$108	$101
Portfolio turnover rateH	45%	64%	11%G

 A For the period August 31, 2018 (commencement of operations) to March 31, 2019.

 B Calculated based on average shares outstanding during the period.

 C Total returns for periods of less than one year are not annualized.

 D Total returns do not include the effect of the sales charges.

 E Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 G Annualized

 H Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom Blend 2005 Fund Class C

Years ended March 31,	2021	2020	2019 A
Selected Per–Share Data
Net asset value, beginning of period	$9.81	$9.98	$10.00
Income from Investment Operations
Net investment income (loss)B	(.01)	.08	.06
Net realized and unrealized gain (loss)	1.38	(.08)	.05
Total from investment operations	1.37	–	.11
Distributions from net investment income	(.03)	(.08)	(.06)
Distributions from net realized gain	(.21)	(.09)	(.07)
Total distributions	(.24)	(.17)	(.13)
Net asset value, end of period	$10.94	$9.81	$9.98
Total ReturnC,D	14.06%	(.07)%	1.15%
Ratios to Average Net AssetsE,F
Expenses before reductions	1.46%	1.46%	1.46%G
Expenses net of fee waivers, if any	1.46%	1.46%	1.46%G
Expenses net of all reductions	1.46%	1.46%	1.46%G
Net investment income (loss)	(.08)%	.81%	1.13%G
Supplemental Data
Net assets, end of period (000 omitted)	$320	$256	$101
Portfolio turnover rateH	45%	64%	11%G

 A For the period August 31, 2018 (commencement of operations) to March 31, 2019.

 B Calculated based on average shares outstanding during the period.

 C Total returns for periods of less than one year are not annualized.

 D Total returns do not include the effect of the contingent deferred sales charge.

 E Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 G Annualized

 H Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom Blend 2005 Fund

Years ended March 31,	2021	2020	2019 A
Selected Per–Share Data
Net asset value, beginning of period	$9.87	$10.01	$10.00
Income from Investment Operations
Net investment income (loss)B	.10	.19	.12
Net realized and unrealized gain (loss)	1.39	(.08)	.05
Total from investment operations	1.49	.11	.17
Distributions from net investment income	(.11)	(.15)	(.10)
Distributions from net realized gain	(.21)	(.10)	(.07)
Total distributions	(.33)C	(.25)	(.16)C
Net asset value, end of period	$11.03	$9.87	$10.01
Total ReturnD	15.13%	.94%	1.80%
Ratios to Average Net AssetsE,F
Expenses before reductions	.46%	.46%	.46%G
Expenses net of fee waivers, if any	.46%	.46%	.46%G
Expenses net of all reductions	.46%	.46%	.46%G
Net investment income (loss)	.92%	1.81%	2.13%G
Supplemental Data
Net assets, end of period (000 omitted)	$2,030	$1,126	$111
Portfolio turnover rateH	45%	64%	11%G

 A For the period August 31, 2018 (commencement of operations) to March 31, 2019.

 B Calculated based on average shares outstanding during the period.

 C Total distributions per share do not sum due to rounding.

 D Total returns for periods of less than one year are not annualized.

 E Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 G Annualized

 H Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom Blend 2005 Fund Class K

Years ended March 31,	2021	2020	2019 A
Selected Per–Share Data
Net asset value, beginning of period	$9.88	$10.01	$10.00
Income from Investment Operations
Net investment income (loss)B	.11	.20	.13
Net realized and unrealized gain (loss)	1.39	(.08)	.04
Total from investment operations	1.50	.12	.17
Distributions from net investment income	(.13)	(.16)	(.10)
Distributions from net realized gain	(.21)	(.09)	(.07)
Total distributions	(.34)	(.25)	(.16)C
Net asset value, end of period	$11.04	$9.88	$10.01
Total ReturnD	15.26%	1.06%	1.83%
Ratios to Average Net AssetsE,F
Expenses before reductions	.36%	.36%	.36%G
Expenses net of fee waivers, if any	.36%	.36%	.36%G
Expenses net of all reductions	.36%	.36%	.36%G
Net investment income (loss)	1.02%	1.91%	2.23%G
Supplemental Data
Net assets, end of period (000 omitted)	$459	$178	$102
Portfolio turnover rateH	45%	64%	11%G

 A For the period August 31, 2018 (commencement of operations) to March 31, 2019.

 B Calculated based on average shares outstanding during the period.

 C Total distributions per share do not sum due to rounding.

 D Total returns for periods of less than one year are not annualized.

 E Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 G Annualized

 H Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom Blend 2005 Fund Class K6

Years ended March 31,	2021	2020	2019 A
Selected Per–Share Data
Net asset value, beginning of period	$9.88	$10.01	$10.00
Income from Investment Operations
Net investment income (loss)B	.12	.21	.13
Net realized and unrealized gain (loss)	1.39	(.08)	.05
Total from investment operations	1.51	.13	.18
Distributions from net investment income	(.13)	(.17)	(.10)
Distributions from net realized gain	(.21)	(.10)	(.07)
Total distributions	(.34)	(.26)C	(.17)
Net asset value, end of period	$11.05	$9.88	$10.01
Total ReturnD	15.38%	1.19%	1.86%
Ratios to Average Net AssetsE,F
Expenses before reductions	.26%	.26%	.26%G
Expenses net of fee waivers, if any	.26%	.26%	.26%G
Expenses net of all reductions	.26%	.26%	.26%G
Net investment income (loss)	1.12%	2.01%	2.32%G
Supplemental Data
Net assets, end of period (000 omitted)	$19,122	$12,005	$1,177
Portfolio turnover rateH	45%	64%	11%G

 A For the period August 31, 2018 (commencement of operations) to March 31, 2019.

 B Calculated based on average shares outstanding during the period.

 C Total distributions per share do not sum due to rounding.

 D Total returns for periods of less than one year are not annualized.

 E Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 G Annualized

 H Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom Blend 2005 Fund Class I

Years ended March 31,	2021	2020	2019 A
Selected Per–Share Data
Net asset value, beginning of period	$9.86	$10.01	$10.00
Income from Investment Operations
Net investment income (loss)B	.10	.19	.12
Net realized and unrealized gain (loss)	1.40	(.09)	.05
Total from investment operations	1.50	.10	.17
Distributions from net investment income	(.11)	(.16)	(.10)
Distributions from net realized gain	(.21)	(.09)	(.07)
Total distributions	(.33)C	(.25)	(.16)C
Net asset value, end of period	$11.03	$9.86	$10.01
Total ReturnD	15.24%	.86%	1.80%
Ratios to Average Net AssetsE,F
Expenses before reductions	.46%	.46%	.46%G
Expenses net of fee waivers, if any	.46%	.46%	.46%G
Expenses net of all reductions	.46%	.46%	.46%G
Net investment income (loss)	.92%	1.81%	2.13%G
Supplemental Data
Net assets, end of period (000 omitted)	$853	$691	$102
Portfolio turnover rateH	45%	64%	11%G

 A For the period August 31, 2018 (commencement of operations) to March 31, 2019.

 B Calculated based on average shares outstanding during the period.

 C Total distributions per share do not sum due to rounding.

 D Total returns for periods of less than one year are not annualized.

 E Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 G Annualized

 H Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom Blend 2005 Fund Class Z

Years ended March 31,	2021	2020	2019 A
Selected Per–Share Data
Net asset value, beginning of period	$9.88	$10.01	$10.00
Income from Investment Operations
Net investment income (loss)B	.11	.20	.13
Net realized and unrealized gain (loss)	1.40	(.09)	.04
Total from investment operations	1.51	.11	.17
Distributions from net investment income	(.11)	(.15)	(.10)
Distributions from net realized gain	(.21)	(.09)	(.07)
Total distributions	(.33)C	(.24)	(.16)C
Net asset value, end of period	$11.06	$9.88	$10.01
Total ReturnD	15.34%	1.01%	1.83%
Ratios to Average Net AssetsE,F
Expenses before reductions	.36%	.36%	.36%G
Expenses net of fee waivers, if any	.36%	.36%	.36%G
Expenses net of all reductions	.36%	.36%	.36%G
Net investment income (loss)	1.02%	1.91%	2.23%G
Supplemental Data
Net assets, end of period (000 omitted)	$184	$103	$102
Portfolio turnover rateH	45%	64%	11%G

 A For the period August 31, 2018 (commencement of operations) to March 31, 2019.

 B Calculated based on average shares outstanding during the period.

 C Total distributions per share do not sum due to rounding.

 D Total returns for periods of less than one year are not annualized.

 E Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 G Annualized

 H Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom Blend 2005 Fund Class Z6

Years ended March 31,	2021	2020	2019 A
Selected Per–Share Data
Net asset value, beginning of period	$9.88	$10.01	$10.00
Income from Investment Operations
Net investment income (loss)B	.12	.21	.13
Net realized and unrealized gain (loss)	1.40	(.09)	.05
Total from investment operations	1.52	.12	.18
Distributions from net investment income	(.12)	(.16)	(.10)
Distributions from net realized gain	(.21)	(.10)	(.07)
Total distributions	(.34)C	(.25)C	(.17)
Net asset value, end of period	$11.06	$9.88	$10.01
Total ReturnD	15.45%	1.11%	1.86%
Ratios to Average Net AssetsE,F
Expenses before reductions	.26%	.26%	.26%G
Expenses net of fee waivers, if any	.26%	.26%	.26%G
Expenses net of all reductions	.26%	.26%	.26%G
Net investment income (loss)	1.12%	2.01%	2.33%G
Supplemental Data
Net assets, end of period (000 omitted)	$125	$107	$102
Portfolio turnover rateH	45%	64%	11%G

 A For the period August 31, 2018 (commencement of operations) to March 31, 2019.

 B Calculated based on average shares outstanding during the period.

 C Total distributions per share do not sum due to rounding.

 D Total returns for periods of less than one year are not annualized.

 E Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 G Annualized

 H Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom® Blend 2010 Fund

Investment Summary (Unaudited)

The information in the following tables is based on the direct investments of the Fund.

Top Holdings as of March 31, 2021

% of fund's net assets
Fidelity Series Investment Grade Bond Fund	10.1
Fidelity Series Inflation-Protected Bond Index Fund	9.7
Fidelity Series Government Bond Index Fund	9.1
Fidelity Series Treasury Bill Index Fund	8.8
Fidelity Series Emerging Markets Opportunities Fund	7.9
Fidelity Series Corporate Bond Fund	7.4
Fidelity Series Investment Grade Securitized Fund	7.1
Fidelity Series Government Money Market Fund 0.08%	5.6
Fidelity Series Large Cap Value Index Fund	4.3
Fidelity Series Blue Chip Growth Fund	3.2
73.2

Asset Allocation (% of fund's net assets)

Period end
Domestic Equity Funds	17.2%
International Equity Funds	17.8%
Bond Funds	47.9%
Short-Term Funds	17.1%

Domestic Equity Funds category includes Fidelity Series Commodity Strategy Fund which invests in commodity-related investments.

Fidelity Freedom® Blend 2010 Fund

Schedule of Investments March 31, 2021

Showing Percentage of Net Assets

Domestic Equity Funds - 17.2%
	Shares	Value
Fidelity Series Blue Chip Growth Fund (a)	150,544	$2,620,975
Fidelity Series Commodity Strategy Fund (a)	457,942	2,243,914
Fidelity Series Large Cap Growth Index Fund (a)	104,826	1,654,159
Fidelity Series Large Cap Stock Fund (a)	97,899	1,806,229
Fidelity Series Large Cap Value Index Fund (a)	234,860	3,450,090
Fidelity Series Small Cap Opportunities Fund (a)	49,245	872,624
Fidelity Series Value Discovery Fund (a)	80,075	1,274,789
TOTAL DOMESTIC EQUITY FUNDS
(Cost $11,169,233)		13,922,780

International Equity Funds - 17.8%
Fidelity Series Canada Fund (a)	55,138	704,113
Fidelity Series Emerging Markets Fund (a)	60,878	711,666
Fidelity Series Emerging Markets Opportunities Fund (a)	249,341	6,398,084
Fidelity Series International Growth Fund (a)	96,522	1,731,600
Fidelity Series International Index Fund (a)	61,894	722,922
Fidelity Series International Small Cap Fund (a)	30,139	624,488
Fidelity Series International Value Fund (a)	159,417	1,729,670
Fidelity Series Overseas Fund (a)	137,553	1,734,545
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $11,036,951)		14,357,088

Bond Funds - 47.9%
Fidelity Series Corporate Bond Fund (a)	548,689	5,953,279
Fidelity Series Emerging Markets Debt Fund (a)	48,686	442,073
Fidelity Series Emerging Markets Debt Local Currency Fund (a)	14,746	147,754
Fidelity Series Floating Rate High Income Fund (a)	9,690	89,055
Fidelity Series Government Bond Index Fund (a)	701,068	7,340,181
Fidelity Series High Income Fund (a)	54,695	513,041
Fidelity Series Inflation-Protected Bond Index Fund (a)	731,302	7,854,184
Fidelity Series Investment Grade Bond Fund (a)	706,586	8,146,939
Fidelity Series Investment Grade Securitized Fund (a)	554,177	5,708,020
Fidelity Series Long-Term Treasury Bond Index Fund (a)	279,922	2,211,381
Fidelity Series Real Estate Income Fund (a)	27,810	307,305
TOTAL BOND FUNDS
(Cost $38,283,720)		38,713,212

Short-Term Funds - 17.1%
Fidelity Cash Central Fund 0.06% (b)	49	49
Fidelity Series Government Money Market Fund 0.08% (a)(c)	4,478,499	4,478,499
Fidelity Series Short-Term Credit Fund (a)	217,192	2,208,841
Fidelity Series Treasury Bill Index Fund (a)	711,630	7,116,302
TOTAL SHORT-TERM FUNDS
(Cost $13,767,301)		13,803,691
TOTAL INVESTMENT IN SECURITIES - 100.0%
(Cost $74,257,205)		80,796,771
NET OTHER ASSETS (LIABILITIES) - 0.0%		(20,258)
NET ASSETS - 100%		$80,776,513

Legend

 (a) Affiliated Fund

 (b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

 (c) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds

Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds, excluding any Money Market Central Funds, is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur.

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Fidelity Series Blue Chip Growth Fund	$1,583,767	$1,922,506	$1,601,286	$880,755	$137,089	$578,899	$2,620,975
Fidelity Series Canada Fund	532,654	256,209	365,651	14,744	(10,637)	291,538	704,113
Fidelity Series Commodity Strategy Fund	1,970,686	885,725	1,181,363	9,062	(64,214)	633,080	2,243,914
Fidelity Series Corporate Bond Fund	3,803,180	3,107,340	1,170,209	219,480	(2,421)	215,389	5,953,279
Fidelity Series Emerging Markets Debt Fund	364,007	154,076	126,227	22,733	(1,034)	51,251	442,073
Fidelity Series Emerging Markets Debt Local Currency Fund	--	167,697	18,769	2,176	393	(1,567)	147,754
Fidelity Series Emerging Markets Fund	333,113	350,035	279,670	10,514	21,661	286,527	711,666
Fidelity Series Emerging Markets Opportunities Fund	3,278,590	3,106,878	2,695,438	198,998	291,086	2,416,968	6,398,084
Fidelity Series Floating Rate High Income Fund	80,173	35,216	39,081	4,369	(162)	12,909	89,055
Fidelity Series Government Bond Index Fund	5,890,670	3,427,590	1,444,416	196,207	4,586	(538,249)	7,340,181
Fidelity Series Government Money Market Fund 0.08%	2,009,286	6,614,602	4,145,389	6,025	--	--	4,478,499
Fidelity Series High Income Fund	405,538	173,787	128,609	28,811	368	61,957	513,041
Fidelity Series Inflation-Protected Bond Index Fund	5,522,760	2,944,128	1,024,696	101,832	5,110	406,882	7,854,184
Fidelity Series International Growth Fund	1,613,636	921,000	1,180,672	261,489	31,533	346,103	1,731,600
Fidelity Series International Index Fund	577,479	280,616	383,690	14,579	2,665	245,852	722,922
Fidelity Series International Small Cap Fund	475,189	159,931	266,272	5,758	20,196	235,444	624,488
Fidelity Series International Value Fund	1,538,771	667,512	1,204,267	51,130	20,973	706,681	1,729,670
Fidelity Series Investment Grade Bond Fund	5,764,412	3,852,363	1,378,522	469,239	(5,587)	(85,727)	8,146,939
Fidelity Series Investment Grade Securitized Fund	4,003,490	2,747,923	907,551	167,417	(2,084)	(133,758)	5,708,020
Fidelity Series Large Cap Growth Index Fund	1,170,649	815,301	1,046,041	51,782	117,636	596,614	1,654,159
Fidelity Series Large Cap Stock Fund	1,214,409	884,201	1,027,332	106,344	80,423	654,528	1,806,229
Fidelity Series Large Cap Value Index Fund	2,267,339	1,642,131	1,816,524	76,569	116,513	1,240,631	3,450,090
Fidelity Series Long-Term Treasury Bond Index Fund	1,439,458	1,709,283	391,687	205,237	3,220	(548,893)	2,211,381
Fidelity Series Overseas Fund	1,511,094	702,655	1,125,020	20,892	21,530	624,286	1,734,545
Fidelity Series Real Estate Income Fund	219,579	108,459	97,196	19,919	(2,426)	78,889	307,305
Fidelity Series Short-Term Credit Fund	2,064,907	272,045	188,998	49,330	254	60,633	2,208,841
Fidelity Series Small Cap Opportunities Fund	596,490	352,914	537,084	19,570	40,609	419,695	872,624
Fidelity Series Treasury Bill Index Fund	7,142,092	828,012	825,082	35,782	(2,344)	(26,376)	7,116,302
Fidelity Series Value Discovery Fund	702,241	679,501	627,925	29,329	52,004	468,968	1,274,789
	$58,075,659	$39,769,636	$27,224,667	$3,280,072	$876,940	$9,299,154	$80,796,722

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of March 31, 2021, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Domestic Equity Funds	$13,922,780	$13,922,780	$--	$--
International Equity Funds	14,357,088	14,357,088	--	--
Bond Funds	38,713,212	38,713,212	--	--
Short-Term Funds	13,803,691	13,803,691	--	--
Total Investments in Securities:	$80,796,771	$80,796,771	$--	$--

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom® Blend 2010 Fund

Financial Statements

Statement of Assets and Liabilities

		March 31, 2021
Assets
Investment in securities, at value — See accompanying schedule:
Fidelity Central Funds (cost $49)	$49
Other affiliated issuers (cost $74,257,156)	80,796,722
Total Investment in Securities (cost $74,257,205)		$80,796,771
Cash		299
Receivable for investments sold		702,172
Receivable for fund shares sold		26,754
Total assets		81,525,996
Liabilities
Payable for investments purchased	$722,220
Payable for fund shares redeemed	6,716
Accrued management fee	19,995
Distribution and service plan fees payable	552
Total liabilities		749,483
Net Assets		$80,776,513
Net Assets consist of:
Paid in capital		$72,879,365
Total accumulated earnings (loss)		7,897,148
Net Assets		$80,776,513
Net Asset Value and Maximum Offering Price
Class A:
Net Asset Value and redemption price per share ($931,453 ÷ 83,250 shares)(a)		$11.19
Maximum offering price per share (100/94.25 of $11.19)		$11.87
Class M:
Net Asset Value and redemption price per share ($378,815 ÷ 33,864 shares)(a)		$11.19
Maximum offering price per share (100/96.50 of $11.19)		$11.60
Class C:
Net Asset Value and offering price per share ($239,560 ÷ 21,524 shares)(a)		$11.13
Fidelity Freedom Blend 2010 Fund:
Net Asset Value, offering price and redemption price per share ($4,498,920 ÷ 401,410 shares)		$11.21
Class K:
Net Asset Value, offering price and redemption price per share ($7,725,140 ÷ 687,983 shares)		$11.23
Class K6:
Net Asset Value, offering price and redemption price per share ($64,959,398 ÷ 5,775,943 shares)		$11.25
Class I:
Net Asset Value, offering price and redemption price per share ($913,866 ÷ 81,455 shares)		$11.22
Class Z:
Net Asset Value, offering price and redemption price per share ($247,086 ÷ 21,972 shares)		$11.25
Class Z6:
Net Asset Value, offering price and redemption price per share ($882,275 ÷ 78,427 shares)		$11.25

 (a) Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Year ended March 31, 2021
Investment Income
Dividends:
Affiliated issuers		$1,095,900
Expenses
Management fee	$222,125
Distribution and service plan fees	5,601
Independent trustees' fees and expenses	213
Total expenses before reductions	227,939
Expense reductions	(1)
Total expenses after reductions		227,938
Net investment income (loss)		867,962
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Affiliated issuers	876,940
Capital gain distributions from underlying funds:
Affiliated issuers	2,184,172
Total net realized gain (loss)		3,061,112
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Affiliated issuers	9,299,154
Total change in net unrealized appreciation (depreciation)		9,299,154
Net gain (loss)		12,360,266
Net increase (decrease) in net assets resulting from operations		$13,228,228

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Year ended March 31, 2021	Year ended March 31, 2020
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$867,962	$1,041,232
Net realized gain (loss)	3,061,112	574,311
Change in net unrealized appreciation (depreciation)	9,299,154	(2,858,550)
Net increase (decrease) in net assets resulting from operations	13,228,228	(1,243,007)
Distributions to shareholders	(2,725,154)	(1,444,075)
Share transactions - net increase (decrease)	12,198,204	58,119,134
Total increase (decrease) in net assets	22,701,278	55,432,052
Net Assets
Beginning of period	58,075,235	2,643,183
End of period	$80,776,513	$58,075,235

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Freedom Blend 2010 Fund Class A

Years ended March 31,	2021	2020	2019 A
Selected Per–Share Data
Net asset value, beginning of period	$9.65	$9.93	$10.00
Income from Investment Operations
Net investment income (loss)B	.08	.16	.10
Net realized and unrealized gain (loss)	1.83	(.22)	.01
Total from investment operations	1.91	(.06)	.11
Distributions from net investment income	(.11)	(.12)	(.11)
Distributions from net realized gain	(.26)	(.09)	(.08)
Total distributions	(.37)	(.22)C	(.18)C
Net asset value, end of period	$11.19	$9.65	$9.93
Total ReturnD,E,F	19.96%	(.82)%	1.24%
Ratios to Average Net AssetsG,H
Expenses before reductions	.72%	.72%	.72%I
Expenses net of fee waivers, if any	.72%	.72%	.72%I
Expenses net of all reductions	.72%	.72%	.72%I
Net investment income (loss)	.74%	1.60%	1.81%I
Supplemental Data
Net assets, end of period (000 omitted)	$931	$190	$166
Portfolio turnover rateJ	37%	42%	98%I

 A For the period August 31, 2018 (commencement of operations) to March 31, 2019.

 B Calculated based on average shares outstanding during the period.

 C Total distributions per share do not sum due to rounding.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Total returns do not include the effect of the sales charges.

 G Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 I Annualized

 J Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom Blend 2010 Fund Class M

Years ended March 31,	2021	2020	2019 A
Selected Per–Share Data
Net asset value, beginning of period	$9.63	$9.92	$10.00
Income from Investment Operations
Net investment income (loss)B	.05	.14	.09
Net realized and unrealized gain (loss)	1.84	(.23)	–C
Total from investment operations	1.89	(.09)	.09
Distributions from net investment income	(.07)	(.11)	(.10)
Distributions from net realized gain	(.26)	(.09)	(.08)
Total distributions	(.33)	(.20)	(.17)D
Net asset value, end of period	$11.19	$9.63	$9.92
Total ReturnE,F	19.76%	(1.07)%	1.03%
Ratios to Average Net AssetsG,H
Expenses before reductions	.97%	.97%	.97%I
Expenses net of fee waivers, if any	.97%	.97%	.97%I
Expenses net of all reductions	.97%	.97%	.97%I
Net investment income (loss)	.49%	1.35%	1.56%I
Supplemental Data
Net assets, end of period (000 omitted)	$379	$259	$126
Portfolio turnover rateJ	37%	42%	98%I

 A For the period August 31, 2018 (commencement of operations) to March 31, 2019.

 B Calculated based on average shares outstanding during the period.

 C Amount represents less than $.005 per share.

 D Total distributions per share do not sum due to rounding.

 E Total returns for periods of less than one year are not annualized.

 F Total returns do not include the effect of the sales charges.

 G Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 I Annualized

 J Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom Blend 2010 Fund Class C

Years ended March 31,	2021	2020	2019 A
Selected Per–Share Data
Net asset value, beginning of period	$9.61	$9.92	$10.00
Income from Investment Operations
Net investment income (loss)B	–C	.09	.06
Net realized and unrealized gain (loss)	1.82	(.23)	.01
Total from investment operations	1.82	(.14)	.07
Distributions from net investment income	(.05)	(.07)	(.08)
Distributions from net realized gain	(.25)	(.09)	(.08)
Total distributions	(.30)	(.17)D	(.15)D
Net asset value, end of period	$11.13	$9.61	$9.92
Total ReturnE,F	19.05%	(1.57)%	.81%
Ratios to Average Net AssetsG,H
Expenses before reductions	1.47%	1.47%	1.47%I
Expenses net of fee waivers, if any	1.47%	1.47%	1.47%I
Expenses net of all reductions	1.47%	1.47%	1.47%I
Net investment income (loss)	(.02)%	.85%	1.06%I
Supplemental Data
Net assets, end of period (000 omitted)	$240	$117	$101
Portfolio turnover rateJ	37%	42%	98%I

 A For the period August 31, 2018 (commencement of operations) to March 31, 2019.

 B Calculated based on average shares outstanding during the period.

 C Amount represents less than $.005 per share.

 D Total distributions per share do not sum due to rounding.

 E Total returns for periods of less than one year are not annualized.

 F Total returns do not include the effect of the contingent deferred sales charge.

 G Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 I Annualized

 J Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom Blend 2010 Fund

Years ended March 31,	2021	2020	2019 A
Selected Per–Share Data
Net asset value, beginning of period	$9.65	$9.94	$10.00
Income from Investment Operations
Net investment income (loss)B	.11	.19	.12
Net realized and unrealized gain (loss)	1.83	(.23)	.01
Total from investment operations	1.94	(.04)	.13
Distributions from net investment income	(.12)	(.16)	(.11)
Distributions from net realized gain	(.26)	(.10)	(.08)
Total distributions	(.38)	(.25)C	(.19)
Net asset value, end of period	$11.21	$9.65	$9.94
Total ReturnD	20.28%	(.56)%	1.37%
Ratios to Average Net AssetsE,F
Expenses before reductions	.47%	.47%	.47%G
Expenses net of fee waivers, if any	.47%	.47%	.47%G
Expenses net of all reductions	.47%	.47%	.47%G
Net investment income (loss)	.99%	1.85%	2.06%G
Supplemental Data
Net assets, end of period (000 omitted)	$4,499	$2,197	$148
Portfolio turnover rateH	37%	42%	98%G

 A For the period August 31, 2018 (commencement of operations) to March 31, 2019.

 B Calculated based on average shares outstanding during the period.

 C Total distributions per share do not sum due to rounding.

 D Total returns for periods of less than one year are not annualized.

 E Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 G Annualized

 H Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom Blend 2010 Fund Class K

Years ended March 31,	2021	2020	2019 A
Selected Per–Share Data
Net asset value, beginning of period	$9.66	$9.94	$10.00
Income from Investment Operations
Net investment income (loss)B	.12	.20	.12
Net realized and unrealized gain (loss)	1.84	(.22)	.01
Total from investment operations	1.96	(.02)	.13
Distributions from net investment income	(.13)	(.16)	(.11)
Distributions from net realized gain	(.26)	(.09)	(.08)
Total distributions	(.39)	(.26)C	(.19)
Net asset value, end of period	$11.23	$9.66	$9.94
Total ReturnD	20.40%	(.43)%	1.38%
Ratios to Average Net AssetsE,F
Expenses before reductions	.37%	.37%	.37%G
Expenses net of fee waivers, if any	.37%	.37%	.37%G
Expenses net of all reductions	.37%	.37%	.37%G
Net investment income (loss)	1.09%	1.95%	2.16%G
Supplemental Data
Net assets, end of period (000 omitted)	$7,725	$6,317	$101
Portfolio turnover rateH	37%	42%	98%G

 A For the period August 31, 2018 (commencement of operations) to March 31, 2019.

 B Calculated based on average shares outstanding during the period.

 C Total distributions per share do not sum due to rounding.

 D Total returns for periods of less than one year are not annualized.

 E Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 G Annualized

 H Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom Blend 2010 Fund Class K6

Years ended March 31,	2021	2020	2019 A
Selected Per–Share Data
Net asset value, beginning of period	$9.67	$9.95	$10.00
Income from Investment Operations
Net investment income (loss)B	.13	.21	.13
Net realized and unrealized gain (loss)	1.85	(.23)	.01
Total from investment operations	1.98	(.02)	.14
Distributions from net investment income	(.14)	(.16)	(.11)
Distributions from net realized gain	(.26)	(.10)	(.08)
Total distributions	(.40)	(.26)	(.19)
Net asset value, end of period	$11.25	$9.67	$9.95
Total ReturnC	20.60%	(.44)%	1.52%
Ratios to Average Net AssetsD,E
Expenses before reductions	.27%	.27%	.28%F,G
Expenses net of fee waivers, if any	.27%	.27%	.28%F,G
Expenses net of all reductions	.27%	.27%	.28%F,G
Net investment income (loss)	1.19%	2.05%	2.26%F
Supplemental Data
Net assets, end of period (000 omitted)	$64,959	$48,155	$1,697
Portfolio turnover rateH	37%	42%	98%F

 A For the period August 31, 2018 (commencement of operations) to March 31, 2019.

 B Calculated based on average shares outstanding during the period.

 C Total returns for periods of less than one year are not annualized.

 D Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 F Annualized

 G On certain classes, the size and fluctuation of net assets and expense amounts may cause ratios to differ from contractual rates.

 H Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom Blend 2010 Fund Class I

Years ended March 31,	2021	2020	2019 A
Selected Per–Share Data
Net asset value, beginning of period	$9.66	$9.94	$10.00
Income from Investment Operations
Net investment income (loss)B	.11	.19	.12
Net realized and unrealized gain (loss)	1.83	(.22)	–C
Total from investment operations	1.94	(.03)	.12
Distributions from net investment income	(.12)	(.15)	(.11)
Distributions from net realized gain	(.26)	(.09)	(.08)
Total distributions	(.38)	(.25)D	(.18)D
Net asset value, end of period	$11.22	$9.66	$9.94
Total ReturnE	20.25%	(.53)%	1.35%
Ratios to Average Net AssetsF,G
Expenses before reductions	.47%	.47%	.47%H
Expenses net of fee waivers, if any	.47%	.47%	.47%H
Expenses net of all reductions	.47%	.47%	.47%H
Net investment income (loss)	.99%	1.85%	2.06%H
Supplemental Data
Net assets, end of period (000 omitted)	$914	$453	$101
Portfolio turnover rateI	37%	42%	98%H

 A For the period August 31, 2018 (commencement of operations) to March 31, 2019.

 B Calculated based on average shares outstanding during the period.

 C Amount represents less than $.005 per share.

 D Total distributions per share do not sum due to rounding.

 E Total returns for periods of less than one year are not annualized.

 F Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 H Annualized

 I Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom Blend 2010 Fund Class Z

Years ended March 31,	2021	2020	2019 A
Selected Per–Share Data
Net asset value, beginning of period	$9.68	$9.94	$10.00
Income from Investment Operations
Net investment income (loss)B	.12	.20	.12
Net realized and unrealized gain (loss)	1.84	(.22)	.01
Total from investment operations	1.96	(.02)	.13
Distributions from net investment income	(.13)	(.15)	(.11)
Distributions from net realized gain	(.26)	(.09)	(.08)
Total distributions	(.39)	(.24)	(.19)
Net asset value, end of period	$11.25	$9.68	$9.94
Total ReturnC	20.42%	(.40)%	1.38%
Ratios to Average Net AssetsD,E
Expenses before reductions	.37%	.37%	.37%F
Expenses net of fee waivers, if any	.37%	.37%	.37%F
Expenses net of all reductions	.37%	.37%	.37%F
Net investment income (loss)	1.09%	1.95%	2.16%F
Supplemental Data
Net assets, end of period (000 omitted)	$247	$101	$101
Portfolio turnover rateG	37%	42%	98%F

 A For the period August 31, 2018 (commencement of operations) to March 31, 2019.

 B Calculated based on average shares outstanding during the period.

 C Total returns for periods of less than one year are not annualized.

 D Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 F Annualized

 G Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom Blend 2010 Fund Class Z6

Years ended March 31,	2021	2020	2019 A
Selected Per–Share Data
Net asset value, beginning of period	$9.68	$9.95	$10.00
Income from Investment Operations
Net investment income (loss)B	.13	.21	.13
Net realized and unrealized gain (loss)	1.84	(.23)	.01
Total from investment operations	1.97	(.02)	.14
Distributions from net investment income	(.14)	(.15)	(.11)
Distributions from net realized gain	(.26)	(.09)	(.08)
Total distributions	(.40)	(.25)C	(.19)
Net asset value, end of period	$11.25	$9.68	$9.95
Total ReturnD	20.55%	(.43)%	1.52%
Ratios to Average Net AssetsE,F
Expenses before reductions	.27%	.27%	.27%G
Expenses net of fee waivers, if any	.27%	.27%	.27%G
Expenses net of all reductions	.27%	.27%	.27%G
Net investment income (loss)	1.19%	2.05%	2.26%G
Supplemental Data
Net assets, end of period (000 omitted)	$882	$287	$101
Portfolio turnover rateH	37%	42%	98%G

 A For the period August 31, 2018 (commencement of operations) to March 31, 2019.

 B Calculated based on average shares outstanding during the period.

 C Total distributions per share do not sum due to rounding.

 D Total returns for periods of less than one year are not annualized.

 E Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 G Annualized

 H Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom® Blend 2015 Fund

Investment Summary (Unaudited)

The information in the following tables is based on the direct investments of the Fund.

Top Holdings as of March 31, 2021

% of fund's net assets
Fidelity Series Investment Grade Bond Fund	9.0
Fidelity Series Emerging Markets Opportunities Fund	8.9
Fidelity Series Inflation-Protected Bond Index Fund	8.4
Fidelity Series Government Bond Index Fund	8.1
Fidelity Series Treasury Bill Index Fund	6.6
Fidelity Series Corporate Bond Fund	6.6
Fidelity Series Investment Grade Securitized Fund	6.3
Fidelity Series Large Cap Value Index Fund	5.9
Fidelity Series Blue Chip Growth Fund	4.5
Fidelity Series Government Money Market Fund 0.08%	4.2
68.5

Asset Allocation (% of fund's net assets)

Period end
Domestic Equity Funds	22.7%
International Equity Funds	21.5%
Bond Funds	42.9%
Short-Term Funds	12.9%

Domestic Equity Funds category includes Fidelity Series Commodity Strategy Fund which invests in commodity-related investments.

Fidelity Freedom® Blend 2015 Fund

Schedule of Investments March 31, 2021

Showing Percentage of Net Assets

Domestic Equity Funds - 22.7%
	Shares	Value
Fidelity Series Blue Chip Growth Fund (a)	605,322	$10,538,662
Fidelity Series Commodity Strategy Fund (a)	1,333,688	6,535,073
Fidelity Series Large Cap Growth Index Fund (a)	421,523	6,651,630
Fidelity Series Large Cap Stock Fund (a)	393,717	7,264,082
Fidelity Series Large Cap Value Index Fund (a)	944,549	13,875,418
Fidelity Series Small Cap Opportunities Fund (a)	198,036	3,509,200
Fidelity Series Value Discovery Fund (a)	322,039	5,126,868
TOTAL DOMESTIC EQUITY FUNDS
(Cost $42,802,853)		53,500,933

International Equity Funds - 21.5%
Fidelity Series Canada Fund (a)	205,951	2,629,993
Fidelity Series Emerging Markets Fund (a)	200,146	2,339,706
Fidelity Series Emerging Markets Opportunities Fund (a)	819,733	21,034,347
Fidelity Series International Growth Fund (a)	360,528	6,467,869
Fidelity Series International Index Fund (a)	231,186	2,700,250
Fidelity Series International Small Cap Fund (a)	112,581	2,332,675
Fidelity Series International Value Fund (a)	595,450	6,460,634
Fidelity Series Overseas Fund (a)	513,787	6,478,848
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $38,883,568)		50,444,322

Bond Funds - 42.9%
Fidelity Series Corporate Bond Fund (a)	1,421,068	15,418,584
Fidelity Series Emerging Markets Debt Fund (a)	141,790	1,287,450
Fidelity Series Emerging Markets Debt Local Currency Fund (a)	42,945	430,310
Fidelity Series Floating Rate High Income Fund (a)	28,222	259,363
Fidelity Series Government Bond Index Fund (a)	1,815,765	19,011,061
Fidelity Series High Income Fund (a)	159,290	1,494,141
Fidelity Series Inflation-Protected Bond Index Fund (a)	1,847,430	19,841,396
Fidelity Series Investment Grade Bond Fund (a)	1,830,035	21,100,306
Fidelity Series Investment Grade Securitized Fund (a)	1,435,309	14,783,685
Fidelity Series Long-Term Treasury Bond Index Fund (a)	815,229	6,440,306
Fidelity Series Real Estate Income Fund (a)	80,993	894,973
TOTAL BOND FUNDS
(Cost $99,265,043)		100,961,575

Short-Term Funds - 12.9%
Fidelity Cash Central Fund 0.06% (b)	49	49
Fidelity Series Government Money Market Fund 0.08% (a)(c)	9,871,751	9,871,751
Fidelity Series Short-Term Credit Fund (a)	478,745	4,868,840
Fidelity Series Treasury Bill Index Fund (a)	1,568,613	15,686,127
TOTAL SHORT-TERM FUNDS
(Cost $30,333,822)		30,426,767
TOTAL INVESTMENT IN SECURITIES - 100.0%
(Cost $211,285,286)		235,333,597
NET OTHER ASSETS (LIABILITIES) - 0.0%		(58,716)
NET ASSETS - 100%		$235,274,881

Legend

 (a) Affiliated Fund

 (b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

 (c) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds

Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds, excluding any Money Market Central Funds, is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur.

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Fidelity Series Blue Chip Growth Fund	$7,069,051	$6,624,984	$6,273,271	$3,517,123	$687,643	$2,430,255	$10,538,662
Fidelity Series Canada Fund	2,104,725	798,021	1,337,355	54,275	(24,663)	1,089,265	2,629,993
Fidelity Series Commodity Strategy Fund	6,188,649	2,263,126	3,589,671	26,726	(244,529)	1,917,498	6,535,073
Fidelity Series Corporate Bond Fund	10,589,640	8,004,552	3,822,218	574,657	(9,603)	656,213	15,418,584
Fidelity Series Emerging Markets Debt Fund	1,143,208	370,109	382,594	67,029	(3,326)	160,053	1,287,450
Fidelity Series Emerging Markets Debt Local Currency Fund	--	492,740	59,914	6,244	1,262	(3,778)	430,310
Fidelity Series Emerging Markets Fund	1,241,776	956,708	899,526	34,362	57,636	983,112	2,339,706
Fidelity Series Emerging Markets Opportunities Fund	11,928,317	8,601,763	8,661,732	646,046	919,188	8,246,811	21,034,347
Fidelity Series Floating Rate High Income Fund	255,132	82,653	116,946	12,859	(754)	39,278	259,363
Fidelity Series Government Bond Index Fund	16,391,161	8,839,780	4,841,449	512,850	(11,679)	(1,366,752)	19,011,061
Fidelity Series Government Money Market Fund 0.08%	5,029,221	17,087,522	12,244,992	11,636	--	--	9,871,751
Fidelity Series High Income Fund	1,292,857	410,051	399,113	84,823	731	189,615	1,494,141
Fidelity Series Inflation-Protected Bond Index Fund	15,092,061	7,182,220	3,521,474	254,012	11,021	1,077,568	19,841,396
Fidelity Series International Growth Fund	6,291,017	3,094,063	4,407,477	962,440	236,745	1,253,521	6,467,869
Fidelity Series International Index Fund	2,286,110	876,672	1,413,078	53,667	11,840	938,706	2,700,250
Fidelity Series International Small Cap Fund	1,852,946	453,428	941,930	21,166	70,556	897,675	2,332,675
Fidelity Series International Value Fund	6,000,464	2,043,827	4,358,627	188,230	(4,810)	2,779,780	6,460,634
Fidelity Series Investment Grade Bond Fund	15,974,695	9,980,118	4,691,038	1,224,659	(14,620)	(148,849)	21,100,306
Fidelity Series Investment Grade Securitized Fund	11,145,200	7,162,326	3,178,780	436,659	(6,121)	(338,940)	14,783,685
Fidelity Series Large Cap Growth Index Fund	5,256,125	2,670,629	4,247,341	218,145	584,339	2,387,878	6,651,630
Fidelity Series Large Cap Stock Fund	5,455,426	2,828,195	4,052,918	422,002	253,726	2,779,653	7,264,082
Fidelity Series Large Cap Value Index Fund	10,154,836	5,256,036	7,112,136	302,485	298,895	5,277,787	13,875,418
Fidelity Series Long-Term Treasury Bond Index Fund	4,545,328	4,872,434	1,391,358	600,252	18,723	(1,604,821)	6,440,306
Fidelity Series Overseas Fund	5,912,166	2,318,562	4,232,988	76,895	100,310	2,380,798	6,478,848
Fidelity Series Real Estate Income Fund	703,230	249,582	289,306	57,895	(4,794)	236,261	894,973
Fidelity Series Short-Term Credit Fund	4,805,041	604,824	683,382	114,409	4,806	137,551	4,868,840
Fidelity Series Small Cap Opportunities Fund	2,696,895	1,077,258	2,147,424	77,716	116,143	1,766,328	3,509,200
Fidelity Series Treasury Bill Index Fund	17,797,466	1,839,908	3,879,964	88,624	(8,593)	(62,690)	15,686,127
Fidelity Series Value Discovery Fund	3,167,627	2,296,883	2,475,734	115,912	154,483	1,983,609	5,126,868
	$182,370,370	$109,338,974	$95,653,736	$10,763,798	$3,194,555	$36,083,385	$235,333,548

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of March 31, 2021, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Domestic Equity Funds	$53,500,933	$53,500,933	$--	$--
International Equity Funds	50,444,322	50,444,322	--	--
Bond Funds	100,961,575	100,961,575	--	--
Short-Term Funds	30,426,767	30,426,767	--	--
Total Investments in Securities:	$235,333,597	$235,333,597	$--	$--

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom® Blend 2015 Fund

Financial Statements

Statement of Assets and Liabilities

		March 31, 2021
Assets
Investment in securities, at value — See accompanying schedule:
Fidelity Central Funds (cost $49)	$49
Other affiliated issuers (cost $211,285,237)	235,333,548
Total Investment in Securities (cost $211,285,286)		$235,333,597
Cash		623
Receivable for investments sold		2,291,794
Receivable for fund shares sold		192,651
Total assets		237,818,665
Liabilities
Payable for investments purchased	$2,328,275
Payable for fund shares redeemed	156,201
Accrued management fee	58,252
Distribution and service plan fees payable	1,056
Total liabilities		2,543,784
Net Assets		$235,274,881
Net Assets consist of:
Paid in capital		$206,196,747
Total accumulated earnings (loss)		29,078,134
Net Assets		$235,274,881
Net Asset Value and Maximum Offering Price
Class A:
Net Asset Value and redemption price per share ($625,912 ÷ 55,085 shares)(a)		$11.36
Maximum offering price per share (100/94.25 of $11.36)		$12.05
Class M:
Net Asset Value and redemption price per share ($695,773 ÷ 61,294 shares)(a)		$11.35
Maximum offering price per share (100/96.50 of $11.35)		$11.76
Class C:
Net Asset Value and offering price per share ($763,056 ÷ 67,667 shares)(a)		$11.28
Fidelity Freedom Blend 2015 Fund:
Net Asset Value, offering price and redemption price per share ($11,994,928 ÷ 1,054,765 shares)		$11.37
Class K:
Net Asset Value, offering price and redemption price per share ($5,237,265 ÷ 459,511 shares)		$11.40
Class K6:
Net Asset Value, offering price and redemption price per share ($208,673,607 ÷ 18,280,842 shares)		$11.41
Class I:
Net Asset Value, offering price and redemption price per share ($5,419,502 ÷ 476,401 shares)		$11.38
Class Z:
Net Asset Value, offering price and redemption price per share ($124,482 ÷ 10,904 shares)		$11.42
Class Z6:
Net Asset Value, offering price and redemption price per share ($1,740,356 ÷ 152,620 shares)		$11.40

 (a) Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Year ended March 31, 2021
Investment Income
Dividends:
Affiliated issuers		$3,347,247
Expenses
Management fee	$663,861
Distribution and service plan fees	9,471
Independent trustees' fees and expenses	641
Total expenses		673,973
Net investment income (loss)		2,673,274
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Affiliated issuers	3,194,555
Capital gain distributions from underlying funds:
Affiliated issuers	7,416,551
Total net realized gain (loss)		10,611,106
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Affiliated issuers	36,083,385
Total change in net unrealized appreciation (depreciation)		36,083,385
Net gain (loss)		46,694,491
Net increase (decrease) in net assets resulting from operations		$49,367,765

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Year ended March 31, 2021	Year ended March 31, 2020
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$2,673,274	$3,499,365
Net realized gain (loss)	10,611,106	3,042,260
Change in net unrealized appreciation (depreciation)	36,083,385	(12,460,486)
Net increase (decrease) in net assets resulting from operations	49,367,765	(5,918,861)
Distributions to shareholders	(9,449,814)	(5,354,235)
Share transactions - net increase (decrease)	12,988,414	184,166,038
Total increase (decrease) in net assets	52,906,365	172,892,942
Net Assets
Beginning of period	182,368,516	9,475,574
End of period	$235,274,881	$182,368,516

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Freedom Blend 2015 Fund Class A

Years ended March 31,	2021	2020	2019 A
Selected Per–Share Data
Net asset value, beginning of period	$9.43	$9.91	$10.00
Income from Investment Operations
Net investment income (loss)B	.08	.16	.07
Net realized and unrealized gain (loss)	2.28	(.37)	–C
Total from investment operations	2.36	(.21)	.07
Distributions from net investment income	(.11)	(.15)	(.09)
Distributions from net realized gain	(.33)	(.12)	(.07)
Total distributions	(.43)D	(.27)	(.16)
Net asset value, end of period	$11.36	$9.43	$9.91
Total ReturnE,F	25.27%	(2.38)%	.85%
Ratios to Average Net AssetsG,H
Expenses before reductions	.73%	.73%	.74%I
Expenses net of fee waivers, if any	.73%	.73%	.74%I
Expenses net of all reductions	.73%	.73%	.74%I
Net investment income (loss)	.77%	1.58%	1.24%I
Supplemental Data
Net assets, end of period (000 omitted)	$626	$346	$195
Portfolio turnover rateJ	43%	40%	52%I

 A For the period August 31, 2018 (commencement of operations) to March 31, 2019.

 B Calculated based on average shares outstanding during the period.

 C Amount represents less than $.005 per share.

 D Total distributions per share do not sum due to rounding.

 E Total returns for periods of less than one year are not annualized.

 F Total returns do not include the effect of the sales charges.

 G Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 I Annualized

 J Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom Blend 2015 Fund Class M

Years ended March 31,	2021	2020	2019 A
Selected Per–Share Data
Net asset value, beginning of period	$9.44	$9.90	$10.00
Income from Investment Operations
Net investment income (loss)B	.06	.14	.06
Net realized and unrealized gain (loss)	2.27	(.36)	–C
Total from investment operations	2.33	(.22)	.06
Distributions from net investment income	(.09)	(.12)	(.09)
Distributions from net realized gain	(.33)	(.12)	(.07)
Total distributions	(.42)	(.24)	(.16)
Net asset value, end of period	$11.35	$9.44	$9.90
Total ReturnD,E	24.86%	(2.50)%	.67%
Ratios to Average Net AssetsF,G
Expenses before reductions	.98%	.98%	.99%H
Expenses net of fee waivers, if any	.98%	.98%	.99%H
Expenses net of all reductions	.98%	.98%	.99%H
Net investment income (loss)	.52%	1.33%	.99%H
Supplemental Data
Net assets, end of period (000 omitted)	$696	$107	$101
Portfolio turnover rateI	43%	40%	52%H

 A For the period August 31, 2018 (commencement of operations) to March 31, 2019.

 B Calculated based on average shares outstanding during the period.

 C Amount represents less than $.005 per share.

 D Total returns for periods of less than one year are not annualized.

 E Total returns do not include the effect of the sales charges.

 F Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 H Annualized

 I Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom Blend 2015 Fund Class C

Years ended March 31,	2021	2020	2019 A
Selected Per–Share Data
Net asset value, beginning of period	$9.39	$9.87	$10.00
Income from Investment Operations
Net investment income (loss)B	–C	.08	.03
Net realized and unrealized gain (loss)	2.26	(.36)	–C
Total from investment operations	2.26	(.28)	.03
Distributions from net investment income	(.05)	(.08)	(.09)
Distributions from net realized gain	(.33)	(.12)	(.07)
Total distributions	(.37)D	(.20)	(.16)
Net asset value, end of period	$11.28	$9.39	$9.87
Total ReturnE,F	24.28%	(3.04)%	.43%
Ratios to Average Net AssetsG,H
Expenses before reductions	1.48%	1.48%	1.50%I,J
Expenses net of fee waivers, if any	1.48%	1.48%	1.50%I,J
Expenses net of all reductions	1.48%	1.48%	1.50%I,J
Net investment income (loss)	.02%	.83%	.48%I
Supplemental Data
Net assets, end of period (000 omitted)	$763	$467	$144
Portfolio turnover rateK	43%	40%	52%I

 A For the period August 31, 2018 (commencement of operations) to March 31, 2019.

 B Calculated based on average shares outstanding during the period.

 C Amount represents less than $.005 per share.

 D Total distributions per share do not sum due to rounding.

 E Total returns for periods of less than one year are not annualized.

 F Total returns do not include the effect of the contingent deferred sales charge.

 G Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 I Annualized

 J On certain classes, the size and fluctuation of net assets and expense amounts may cause ratios to differ from contractual rates.

 K Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom Blend 2015 Fund

Years ended March 31,	2021	2020	2019 A
Selected Per–Share Data
Net asset value, beginning of period	$9.44	$9.91	$10.00
Income from Investment Operations
Net investment income (loss)B	.11	.19	.08
Net realized and unrealized gain (loss)	2.27	(.37)	.01
Total from investment operations	2.38	(.18)	.09
Distributions from net investment income	(.13)	(.17)	(.11)
Distributions from net realized gain	(.33)	(.12)	(.07)
Total distributions	(.45)C	(.29)	(.18)
Net asset value, end of period	$11.37	$9.44	$9.91
Total ReturnD	25.50%	(2.09)%	1.02%
Ratios to Average Net AssetsE,F
Expenses before reductions	.48%	.49%G	.49%H
Expenses net of fee waivers, if any	.48%	.49%G	.49%H
Expenses net of all reductions	.48%	.49%G	.49%H
Net investment income (loss)	1.02%	1.83%	1.49%H
Supplemental Data
Net assets, end of period (000 omitted)	$11,995	$8,440	$468
Portfolio turnover rateI	43%	40%	52%H

 A For the period August 31, 2018 (commencement of operations) to March 31, 2019.

 B Calculated based on average shares outstanding during the period.

 C Total distributions per share do not sum due to rounding.

 D Total returns for periods of less than one year are not annualized.

 E Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 G On certain classes, the size and fluctuation of net assets and expense amounts may cause ratios to differ from contractual rates.

 H Annualized

 I Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom Blend 2015 Fund Class K

Years ended March 31,	2021	2020	2019 A
Selected Per–Share Data
Net asset value, beginning of period	$9.45	$9.92	$10.00
Income from Investment Operations
Net investment income (loss)B	.12	.20	.09
Net realized and unrealized gain (loss)	2.29	(.37)	–C
Total from investment operations	2.41	(.17)	.09
Distributions from net investment income	(.13)	(.18)	(.11)
Distributions from net realized gain	(.33)	(.12)	(.07)
Total distributions	(.46)	(.30)	(.17)D
Net asset value, end of period	$11.40	$9.45	$9.92
Total ReturnE	25.74%	(2.03)%	1.07%
Ratios to Average Net AssetsF,G
Expenses before reductions	.38%	.38%	.39%H
Expenses net of fee waivers, if any	.38%	.38%	.39%H
Expenses net of all reductions	.38%	.38%	.39%H
Net investment income (loss)	1.12%	1.93%	1.59%H
Supplemental Data
Net assets, end of period (000 omitted)	$5,237	$6,147	$101
Portfolio turnover rateI	43%	40%	52%H

 A For the period August 31, 2018 (commencement of operations) to March 31, 2019.

 B Calculated based on average shares outstanding during the period.

 C Amount represents less than $.005 per share.

 D Total distributions per share do not sum due to rounding.

 E Total returns for periods of less than one year are not annualized.

 F Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 H Annualized

 I Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom Blend 2015 Fund Class K6

Years ended March 31,	2021	2020	2019 A
Selected Per–Share Data
Net asset value, beginning of period	$9.47	$9.92	$10.00
Income from Investment Operations
Net investment income (loss)B	.13	.21	.09
Net realized and unrealized gain (loss)	2.28	(.37)	.01
Total from investment operations	2.41	(.16)	.10
Distributions from net investment income	(.14)	(.17)	(.11)
Distributions from net realized gain	(.33)	(.12)	(.07)
Total distributions	(.47)	(.29)	(.18)
Net asset value, end of period	$11.41	$9.47	$9.92
Total ReturnC	25.71%	(1.86)%	1.12%
Ratios to Average Net AssetsD,E
Expenses before reductions	.28%	.28%	.30%F,G
Expenses net of fee waivers, if any	.28%	.28%	.30%F,G
Expenses net of all reductions	.28%	.28%	.30%F,G
Net investment income (loss)	1.22%	2.03%	1.68%F
Supplemental Data
Net assets, end of period (000 omitted)	$208,674	$162,504	$8,164
Portfolio turnover rateH	43%	40%	52%F

 A For the period August 31, 2018 (commencement of operations) to March 31, 2019.

 B Calculated based on average shares outstanding during the period.

 C Total returns for periods of less than one year are not annualized.

 D Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 F Annualized

 G On certain classes, the size and fluctuation of net assets and expense amounts may cause ratios to differ from contractual rates.

 H Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom Blend 2015 Fund Class I

Years ended March 31,	2021	2020	2019 A
Selected Per–Share Data
Net asset value, beginning of period	$9.44	$9.92	$10.00
Income from Investment Operations
Net investment income (loss)B	.11	.19	.08
Net realized and unrealized gain (loss)	2.28	(.37)	.01
Total from investment operations	2.39	(.18)	.09
Distributions from net investment income	(.12)	(.18)	(.10)
Distributions from net realized gain	(.33)	(.12)	(.07)
Total distributions	(.45)	(.30)	(.17)
Net asset value, end of period	$11.38	$9.44	$9.92
Total ReturnC	25.55%	(2.09)%	1.04%
Ratios to Average Net AssetsD,E
Expenses before reductions	.48%	.48%	.49%F
Expenses net of fee waivers, if any	.48%	.48%	.49%F
Expenses net of all reductions	.48%	.48%	.49%F
Net investment income (loss)	1.02%	1.83%	1.49%F
Supplemental Data
Net assets, end of period (000 omitted)	$5,420	$3,592	$101
Portfolio turnover rateG	43%	40%	52%F

 A For the period August 31, 2018 (commencement of operations) to March 31, 2019.

 B Calculated based on average shares outstanding during the period.

 C Total returns for periods of less than one year are not annualized.

 D Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 F Annualized

 G Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom Blend 2015 Fund Class Z

Years ended March 31,	2021	2020	2019 A
Selected Per–Share Data
Net asset value, beginning of period	$9.47	$9.92	$10.00
Income from Investment Operations
Net investment income (loss)B	.12	.20	.09
Net realized and unrealized gain (loss)	2.29	(.37)	–C
Total from investment operations	2.41	(.17)	.09
Distributions from net investment income	(.13)	(.16)	(.11)
Distributions from net realized gain	(.33)	(.12)	(.07)
Total distributions	(.46)	(.28)	(.17)D
Net asset value, end of period	$11.42	$9.47	$9.92
Total ReturnE	25.70%	(1.99)%	1.07%
Ratios to Average Net AssetsF,G
Expenses before reductions	.38%	.38%	.39%H
Expenses net of fee waivers, if any	.38%	.38%	.39%H
Expenses net of all reductions	.38%	.38%	.39%H
Net investment income (loss)	1.12%	1.93%	1.59%H
Supplemental Data
Net assets, end of period (000 omitted)	$124	$99	$101
Portfolio turnover rateI	43%	40%	52%H

 A For the period August 31, 2018 (commencement of operations) to March 31, 2019.

 B Calculated based on average shares outstanding during the period.

 C Amount represents less than $.005 per share.

 D Total distributions per share do not sum due to rounding.

 E Total returns for periods of less than one year are not annualized.

 F Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 H Annualized

 I Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom Blend 2015 Fund Class Z6

Years ended March 31,	2021	2020	2019 A
Selected Per–Share Data
Net asset value, beginning of period	$9.46	$9.92	$10.00
Income from Investment Operations
Net investment income (loss)B	.13	.21	.10
Net realized and unrealized gain (loss)	2.29	(.37)	–C
Total from investment operations	2.42	(.16)	.10
Distributions from net investment income	(.15)	(.18)	(.11)
Distributions from net realized gain	(.33)	(.12)	(.07)
Total distributions	(.48)	(.30)	(.18)
Net asset value, end of period	$11.40	$9.46	$9.92
Total ReturnD	25.84%	(1.95)%	1.12%
Ratios to Average Net AssetsE,F
Expenses before reductions	.28%	.28%	.29%G
Expenses net of fee waivers, if any	.28%	.28%	.29%G
Expenses net of all reductions	.28%	.28%	.29%G
Net investment income (loss)	1.22%	2.03%	1.69%G
Supplemental Data
Net assets, end of period (000 omitted)	$1,740	$667	$101
Portfolio turnover rateH	43%	40%	52%G

 A For the period August 31, 2018 (commencement of operations) to March 31, 2019.

 B Calculated based on average shares outstanding during the period.

 C Amount represents less than $.005 per share.

 D Total returns for periods of less than one year are not annualized.

 E Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 G Annualized

 H Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom® Blend 2020 Fund

Investment Summary (Unaudited)

The information in the following tables is based on the direct investments of the Fund.

Top Holdings as of March 31, 2021

% of fund's net assets
Fidelity Series Emerging Markets Opportunities Fund	9.9
Fidelity Series Investment Grade Bond Fund	7.8
Fidelity Series Large Cap Value Index Fund	7.5
Fidelity Series Inflation-Protected Bond Index Fund	7.2
Fidelity Series Government Bond Index Fund	7.1
Fidelity Series Corporate Bond Fund	5.7
Fidelity Series Blue Chip Growth Fund	5.7
Fidelity Series Investment Grade Securitized Fund	5.5
Fidelity Series Treasury Bill Index Fund	4.6
Fidelity Series Large Cap Stock Fund	3.9
64.9

Asset Allocation (% of fund's net assets)

Period end
Domestic Equity Funds	28.1%
International Equity Funds	25.0%
Bond Funds	37.9%
Short-Term Funds	9.0%

Domestic Equity Funds category includes Fidelity Series Commodity Strategy Fund which invests in commodity-related investments.

Fidelity Freedom® Blend 2020 Fund

Schedule of Investments March 31, 2021

Showing Percentage of Net Assets

Domestic Equity Funds - 28.1%
	Shares	Value
Fidelity Series Blue Chip Growth Fund (a)	2,491,642	$43,379,480
Fidelity Series Commodity Strategy Fund (a)	4,325,605	21,195,466
Fidelity Series Large Cap Growth Index Fund (a)	1,735,180	27,381,134
Fidelity Series Large Cap Stock Fund (a)	1,620,882	29,905,279
Fidelity Series Large Cap Value Index Fund (a)	3,888,647	57,124,220
Fidelity Series Small Cap Opportunities Fund (a)	815,248	14,446,187
Fidelity Series Value Discovery Fund (a)	1,325,810	21,106,888
TOTAL DOMESTIC EQUITY FUNDS
(Cost $172,316,819)		214,538,654

International Equity Funds - 25.0%
Fidelity Series Canada Fund (a)	811,640	10,364,641
Fidelity Series Emerging Markets Fund (a)	721,278	8,431,739
Fidelity Series Emerging Markets Opportunities Fund (a)	2,954,079	75,801,658
Fidelity Series International Growth Fund (a)	1,420,826	25,489,613
Fidelity Series International Index Fund (a)	911,098	10,641,626
Fidelity Series International Small Cap Fund (a)	443,691	9,193,285
Fidelity Series International Value Fund (a)	2,346,656	25,461,214
Fidelity Series Overseas Fund (a)	2,024,798	25,532,703
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $148,837,384)		190,916,479

Bond Funds - 37.9%
Fidelity Series Corporate Bond Fund (a)	4,032,158	43,748,916
Fidelity Series Emerging Markets Debt Fund (a)	459,855	4,175,479
Fidelity Series Emerging Markets Debt Local Currency Fund (a)	139,290	1,395,685
Fidelity Series Floating Rate High Income Fund (a)	91,533	841,193
Fidelity Series Government Bond Index Fund (a)	5,152,242	53,943,973
Fidelity Series High Income Fund (a)	516,609	4,845,795
Fidelity Series Inflation-Protected Bond Index Fund (a)	5,104,422	54,821,488
Fidelity Series Investment Grade Bond Fund (a)	5,192,652	59,871,280
Fidelity Series Investment Grade Securitized Fund (a)	4,072,679	41,948,596
Fidelity Series Long-Term Treasury Bond Index Fund (a)	2,644,048	20,887,980
Fidelity Series Real Estate Income Fund (a)	262,687	2,902,692
TOTAL BOND FUNDS
(Cost $286,177,537)		289,383,077

Short-Term Funds - 9.0%
Fidelity Series Government Money Market Fund 0.08% (a)(b)	22,226,804	22,226,804
Fidelity Series Short-Term Credit Fund (a)	1,077,919	10,962,432
Fidelity Series Treasury Bill Index Fund (a)	3,531,819	35,318,191
TOTAL SHORT-TERM FUNDS
(Cost $68,304,527)		68,507,427
TOTAL INVESTMENT IN SECURITIES - 100.0%
(Cost $675,636,267)		763,345,637
NET OTHER ASSETS (LIABILITIES) - 0.0%		(192,495)
NET ASSETS - 100%		$763,153,142

Legend

 (a) Affiliated Fund

 (b) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds

Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds, excluding any Money Market Central Funds, is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur.

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Fidelity Series Blue Chip Growth Fund	$26,012,694	$26,180,285	$20,398,405	$13,537,585	$2,231,994	$9,352,912	$43,379,480
Fidelity Series Canada Fund	7,248,132	3,025,261	3,798,608	205,440	(49,628)	3,939,484	10,364,641
Fidelity Series Commodity Strategy Fund	17,938,733	7,716,458	9,604,538	81,452	(438,781)	5,583,594	21,195,466
Fidelity Series Corporate Bond Fund	27,094,612	23,973,777	8,896,313	1,542,942	(30,754)	1,607,594	43,748,916
Fidelity Series Emerging Markets Debt Fund	3,314,311	1,216,160	812,238	202,349	(4,409)	461,655	4,175,479
Fidelity Series Emerging Markets Debt Local Currency Fund	--	1,519,447	112,883	19,591	1,680	(12,559)	1,395,685
Fidelity Series Emerging Markets Fund	4,086,412	3,173,583	2,322,427	119,176	169,985	3,324,186	8,431,739
Fidelity Series Emerging Markets Opportunities Fund	38,817,674	29,010,668	22,771,145	2,234,405	2,253,066	28,491,395	75,801,658
Fidelity Series Floating Rate High Income Fund	748,391	270,591	293,730	39,266	(1,424)	117,365	841,193
Fidelity Series Government Bond Index Fund	41,922,340	26,531,754	10,739,505	1,373,056	(38,140)	(3,732,476)	53,943,973
Fidelity Series Government Money Market Fund 0.08%	11,006,228	39,817,478	28,596,902	25,095	--	--	22,226,804
Fidelity Series High Income Fund	3,797,208	1,351,149	872,797	259,453	1,587	568,648	4,845,795
Fidelity Series Inflation-Protected Bond Index Fund	37,365,671	21,708,684	7,031,505	677,467	28,711	2,749,927	54,821,488
Fidelity Series International Growth Fund	21,407,755	11,704,500	12,806,733	3,636,815	585,330	4,598,761	25,489,613
Fidelity Series International Index Fund	7,850,319	3,195,565	3,845,380	203,121	1,733	3,439,389	10,641,626
Fidelity Series International Small Cap Fund	6,308,839	1,778,365	2,377,573	78,756	135,937	3,347,717	9,193,285
Fidelity Series International Value Fund	20,489,878	7,801,518	12,945,028	711,491	263,355	9,851,491	25,461,214
Fidelity Series Investment Grade Bond Fund	40,661,440	30,553,645	10,789,317	3,276,290	(21,466)	(533,022)	59,871,280
Fidelity Series Investment Grade Securitized Fund	28,518,951	21,438,680	7,055,249	1,169,408	(12,456)	(941,330)	41,948,596
Fidelity Series Large Cap Growth Index Fund	19,388,748	10,090,688	13,304,377	839,060	1,585,091	9,620,984	27,381,134
Fidelity Series Large Cap Stock Fund	20,128,885	10,683,909	12,575,966	1,631,133	819,309	10,849,142	29,905,279
Fidelity Series Large Cap Value Index Fund	37,421,552	20,032,783	21,777,910	1,191,696	961,182	20,486,613	57,124,220
Fidelity Series Long-Term Treasury Bond Index Fund	13,229,317	16,059,526	3,448,018	1,849,529	62,378	(5,015,223)	20,887,980
Fidelity Series Overseas Fund	20,238,998	8,659,215	12,302,982	290,530	88,238	8,849,234	25,532,703
Fidelity Series Real Estate Income Fund	2,064,509	805,807	672,993	177,226	(10,393)	715,762	2,902,692
Fidelity Series Short-Term Credit Fund	10,089,337	1,310,705	734,312	241,204	562	296,140	10,962,432
Fidelity Series Small Cap Opportunities Fund	9,978,241	3,972,202	6,752,059	302,947	487,108	6,760,695	14,446,187
Fidelity Series Treasury Bill Index Fund	39,804,187	4,257,664	8,583,397	199,300	(23,777)	(136,486)	35,318,191
Fidelity Series Value Discovery Fund	11,708,583	8,657,354	7,499,425	456,691	530,374	7,710,002	21,106,888
	$528,641,945	$346,497,421	$253,721,715	$36,572,474	$9,576,392	$132,351,594	$763,345,637

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of March 31, 2021, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Domestic Equity Funds	$214,538,654	$214,538,654	$--	$--
International Equity Funds	190,916,479	190,916,479	--	--
Bond Funds	289,383,077	289,383,077	--	--
Short-Term Funds	68,507,427	68,507,427	--	--
Total Investments in Securities:	$763,345,637	$763,345,637	$--	$--

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom® Blend 2020 Fund

Financial Statements

Statement of Assets and Liabilities

		March 31, 2021
Assets
Investment in securities, at value — See accompanying schedule:
Affiliated issuers (cost $675,636,267)	$763,345,637
Total Investment in Securities (cost $675,636,267)		$763,345,637
Cash		1,460
Receivable for investments sold		7,648,877
Receivable for fund shares sold		796,962
Total assets		771,792,936
Liabilities
Payable for investments purchased	$7,841,047
Payable for fund shares redeemed	604,833
Accrued management fee	191,809
Distribution and service plan fees payable	2,105
Total liabilities		8,639,794
Net Assets		$763,153,142
Net Assets consist of:
Paid in capital		$659,658,131
Total accumulated earnings (loss)		103,495,011
Net Assets		$763,153,142
Net Asset Value and Maximum Offering Price
Class A:
Net Asset Value and redemption price per share ($3,302,683 ÷ 284,400 shares)(a)		$11.61
Maximum offering price per share (100/94.25 of $11.61)		$12.32
Class M:
Net Asset Value and redemption price per share ($1,433,354 ÷ 123,613 shares)(a)		$11.60
Maximum offering price per share (100/96.50 of $11.60)		$12.02
Class C:
Net Asset Value and offering price per share ($1,027,340 ÷ 88,992 shares)(a)		$11.54
Fidelity Freedom Blend 2020 Fund:
Net Asset Value, offering price and redemption price per share ($33,411,288 ÷ 2,871,817 shares)		$11.63
Class K:
Net Asset Value, offering price and redemption price per share ($26,938,952 ÷ 2,310,724 shares)		$11.66
Class K6:
Net Asset Value, offering price and redemption price per share ($684,574,855 ÷ 58,589,680 shares)		$11.68
Class I:
Net Asset Value, offering price and redemption price per share ($8,555,018 ÷ 734,803 shares)		$11.64
Class Z:
Net Asset Value, offering price and redemption price per share ($157,581 ÷ 13,486 shares)		$11.68
Class Z6:
Net Asset Value, offering price and redemption price per share ($3,752,071 ÷ 321,211 shares)		$11.68

 (a) Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Year ended March 31, 2021
Investment Income
Dividends:
Affiliated issuers		$10,708,175
Expenses
Management fee	$2,093,381
Distribution and service plan fees	17,358
Independent trustees' fees and expenses	1,948
Total expenses before reductions	2,112,687
Expense reductions	(122)
Total expenses after reductions		2,112,565
Net investment income (loss)		8,595,610
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Affiliated issuers	9,576,392
Capital gain distributions from underlying funds:
Affiliated issuers	25,864,299
Total net realized gain (loss)		35,440,691
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Affiliated issuers	132,351,594
Total change in net unrealized appreciation (depreciation)		132,351,594
Net gain (loss)		167,792,285
Net increase (decrease) in net assets resulting from operations		$176,387,895

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Year ended March 31, 2021	Year ended March 31, 2020
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$8,595,610	$10,320,788
Net realized gain (loss)	35,440,691	9,700,383
Change in net unrealized appreciation (depreciation)	132,351,594	(46,012,630)
Net increase (decrease) in net assets resulting from operations	176,387,895	(25,991,459)
Distributions to shareholders	(31,508,612)	(16,892,690)
Share transactions - net increase (decrease)	89,637,657	547,478,331
Total increase (decrease) in net assets	234,516,940	504,594,182
Net Assets
Beginning of period	528,636,202	24,042,020
End of period	$763,153,142	$528,636,202

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Freedom Blend 2020 Fund Class A

Years ended March 31,	2021	2020	2019 A
Selected Per–Share Data
Net asset value, beginning of period	$9.30	$9.92	$10.00
Income from Investment Operations
Net investment income (loss)B	.09	.16	.05
Net realized and unrealized gain (loss)	2.70	(.49)	(.01)
Total from investment operations	2.79	(.33)	.04
Distributions from net investment income	(.11)	(.15)	(.07)
Distributions from net realized gain	(.37)	(.14)	(.05)
Total distributions	(.48)	(.29)	(.12)
Net asset value, end of period	$11.61	$9.30	$9.92
Total ReturnC,D,E	30.27%	(3.65)%	.55%
Ratios to Average Net AssetsF,G
Expenses before reductions	.74%	.75%	.77%H,I
Expenses net of fee waivers, if any	.74%	.75%	.77%H,I
Expenses net of all reductions	.74%	.75%	.77%H,I
Net investment income (loss)	.82%	1.57%	.81%H
Supplemental Data
Net assets, end of period (000 omitted)	$3,303	$1,422	$894
Portfolio turnover rateJ	37%	40%	78%H

 A For the period August 31, 2018 (commencement of operations) to March 31, 2019.

 B Calculated based on average shares outstanding during the period.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Total returns do not include the effect of the sales charges.

 F Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 H Annualized

 I On certain classes, the size and fluctuation of net assets and expense amounts may cause ratios to differ from contractual rates.

 J Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom Blend 2020 Fund Class M

Years ended March 31,	2021	2020	2019 A
Selected Per–Share Data
Net asset value, beginning of period	$9.29	$9.92	$10.00
Income from Investment Operations
Net investment income (loss)B	.06	.13	.03
Net realized and unrealized gain (loss)	2.71	(.48)	(.01)
Total from investment operations	2.77	(.35)	.02
Distributions from net investment income	(.10)	(.14)	(.05)
Distributions from net realized gain	(.37)	(.14)	(.05)
Total distributions	(.46)C	(.28)	(.10)
Net asset value, end of period	$11.60	$9.29	$9.92
Total ReturnD,E,F	30.14%	(3.91)%	.33%
Ratios to Average Net AssetsG,H
Expenses before reductions	.99%	1.00%	1.00%I
Expenses net of fee waivers, if any	.99%	1.00%	1.00%I
Expenses net of all reductions	.99%	1.00%	1.00%I
Net investment income (loss)	.56%	1.32%	.58%I
Supplemental Data
Net assets, end of period (000 omitted)	$1,433	$267	$107
Portfolio turnover rateJ	37%	40%	78%I

 A For the period August 31, 2018 (commencement of operations) to March 31, 2019.

 B Calculated based on average shares outstanding during the period.

 C Total distributions per share do not sum due to rounding.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Total returns do not include the effect of the sales charges.

 G Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 I Annualized

 J Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom Blend 2020 Fund Class C

Years ended March 31,	2021	2020	2019 A
Selected Per–Share Data
Net asset value, beginning of period	$9.26	$9.90	$10.00
Income from Investment Operations
Net investment income (loss)B	.01	.08	–C
Net realized and unrealized gain (loss)	2.69	(.49)	–C
Total from investment operations	2.70	(.41)	–C
Distributions from net investment income	(.05)	(.09)	(.05)
Distributions from net realized gain	(.36)	(.14)	(.05)
Total distributions	(.42)D	(.23)	(.10)
Net asset value, end of period	$11.54	$9.26	$9.90
Total ReturnE,F,G	29.38%	(4.42)%	.08%
Ratios to Average Net AssetsH,I
Expenses before reductions	1.49%	1.50%	1.52%J,K
Expenses net of fee waivers, if any	1.49%	1.50%	1.52%J,K
Expenses net of all reductions	1.48%	1.50%	1.52%J,K
Net investment income (loss)	.08%	.82%	.06%J
Supplemental Data
Net assets, end of period (000 omitted)	$1,027	$413	$385
Portfolio turnover rateL	37%	40%	78%J

 A For the period August 31, 2018 (commencement of operations) to March 31, 2019.

 B Calculated based on average shares outstanding during the period.

 C Amount represents less than $.005 per share.

 D Total distributions per share do not sum due to rounding.

 E Total returns for periods of less than one year are not annualized.

 F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 G Total returns do not include the effect of the contingent deferred sales charge.

 H Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.

 I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 J Annualized

 K On certain classes, the size and fluctuation of net assets and expense amounts may cause ratios to differ from contractual rates.

 L Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom Blend 2020 Fund

Years ended March 31,	2021	2020	2019 A
Selected Per–Share Data
Net asset value, beginning of period	$9.31	$9.92	$10.00
Income from Investment Operations
Net investment income (loss)B	.12	.18	.06
Net realized and unrealized gain (loss)	2.70	(.48)	(.01)
Total from investment operations	2.82	(.30)	.05
Distributions from net investment income	(.13)	(.17)	(.08)
Distributions from net realized gain	(.37)	(.14)	(.05)
Total distributions	(.50)	(.31)	(.13)
Net asset value, end of period	$11.63	$9.31	$9.92
Total ReturnC,D	30.61%	(3.38)%	.63%
Ratios to Average Net AssetsE,F
Expenses before reductions	.49%	.51%G	.50%H
Expenses net of fee waivers, if any	.49%	.51%G	.50%H
Expenses net of all reductions	.49%	.51%G	.50%H
Net investment income (loss)	1.07%	1.81%	1.08%H
Supplemental Data
Net assets, end of period (000 omitted)	$33,411	$19,124	$1,168
Portfolio turnover rateI	37%	40%	78%H

 A For the period August 31, 2018 (commencement of operations) to March 31, 2019.

 B Calculated based on average shares outstanding during the period.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 G On certain classes, the size and fluctuation of net assets and expense amounts may cause ratios to differ from contractual rates.

 H Annualized

 I Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom Blend 2020 Fund Class K

Years ended March 31,	2021	2020	2019 A
Selected Per–Share Data
Net asset value, beginning of period	$9.32	$9.94	$10.00
Income from Investment Operations
Net investment income (loss)B	.13	.20	.07
Net realized and unrealized gain (loss)	2.71	(.49)	(.01)
Total from investment operations	2.84	(.29)	.06
Distributions from net investment income	(.14)	(.19)	(.07)
Distributions from net realized gain	(.37)	(.14)	(.05)
Total distributions	(.50)C	(.33)	(.12)
Net asset value, end of period	$11.66	$9.32	$9.94
Total ReturnD,E	30.84%	(3.35)%	.73%
Ratios to Average Net AssetsF,G
Expenses before reductions	.39%	.40%	.40%H
Expenses net of fee waivers, if any	.39%	.40%	.40%H
Expenses net of all reductions	.39%	.40%	.40%H
Net investment income (loss)	1.17%	1.92%	1.18%H
Supplemental Data
Net assets, end of period (000 omitted)	$26,939	$23,420	$101
Portfolio turnover rateI	37%	40%	78%H

 A For the period August 31, 2018 (commencement of operations) to March 31, 2019.

 B Calculated based on average shares outstanding during the period.

 C Total distributions per share do not sum due to rounding.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 H Annualized

 I Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom Blend 2020 Fund Class K6

Years ended March 31,	2021	2020	2019 A
Selected Per–Share Data
Net asset value, beginning of period	$9.34	$9.94	$10.00
Income from Investment Operations
Net investment income (loss)B	.14	.21	.07
Net realized and unrealized gain (loss)	2.71	(.49)	–C
Total from investment operations	2.85	(.28)	.07
Distributions from net investment income	(.15)	(.18)	(.08)
Distributions from net realized gain	(.37)	(.14)	(.05)
Total distributions	(.51)D	(.32)	(.13)
Net asset value, end of period	$11.68	$9.34	$9.94
Total ReturnE,F	30.88%	(3.21)%	.77%
Ratios to Average Net AssetsG,H
Expenses before reductions	.29%	.30%	.31%I,J
Expenses net of fee waivers, if any	.29%	.30%	.31%I,J
Expenses net of all reductions	.29%	.30%	.31%I,J
Net investment income (loss)	1.27%	2.02%	1.27%I
Supplemental Data
Net assets, end of period (000 omitted)	$684,575	$476,911	$21,065
Portfolio turnover rateK	37%	40%	78%I

 A For the period August 31, 2018 (commencement of operations) to March 31, 2019.

 B Calculated based on average shares outstanding during the period.

 C Amount represents less than $.005 per share.

 D Total distributions per share do not sum due to rounding.

 E Total returns for periods of less than one year are not annualized.

 F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 G Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 I Annualized

 J On certain classes, the size and fluctuation of net assets and expense amounts may cause ratios to differ from contractual rates.

 K Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom Blend 2020 Fund Class I

Years ended March 31,	2021	2020	2019 A
Selected Per–Share Data
Net asset value, beginning of period	$9.31	$9.94	$10.00
Income from Investment Operations
Net investment income (loss)B	.12	.19	.06
Net realized and unrealized gain (loss)	2.71	(.50)	–C
Total from investment operations	2.83	(.31)	.06
Distributions from net investment income	(.13)	(.18)	(.07)
Distributions from net realized gain	(.37)	(.14)	(.05)
Total distributions	(.50)	(.32)	(.12)
Net asset value, end of period	$11.64	$9.31	$9.94
Total ReturnD,E	30.71%	(3.50)%	.69%
Ratios to Average Net AssetsF,G
Expenses before reductions	.49%	.51%H	.50%I
Expenses net of fee waivers, if any	.49%	.51%H	.50%I
Expenses net of all reductions	.49%	.51%H	.50%I
Net investment income (loss)	1.07%	1.81%	1.08%I
Supplemental Data
Net assets, end of period (000 omitted)	$8,555	$5,169	$121
Portfolio turnover rateJ	37%	40%	78%I

 A For the period August 31, 2018 (commencement of operations) to March 31, 2019.

 B Calculated based on average shares outstanding during the period.

 C Amount represents less than $.005 per share.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 H On certain classes, the size and fluctuation of net assets and expense amounts may cause ratios to differ from contractual rates.

 I Annualized

 J Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom Blend 2020 Fund Class Z

Years ended March 31,	2021	2020	2019 A
Selected Per–Share Data
Net asset value, beginning of period	$9.34	$9.94	$10.00
Income from Investment Operations
Net investment income (loss)B	.13	.20	.07
Net realized and unrealized gain (loss)	2.71	(.50)	(.01)
Total from investment operations	2.84	(.30)	.06
Distributions from net investment income	(.14)	(.17)	(.07)
Distributions from net realized gain	(.37)	(.14)	(.05)
Total distributions	(.50)C	(.30)C	(.12)
Net asset value, end of period	$11.68	$9.34	$9.94
Total ReturnD,E	30.77%	(3.35)%	.73%
Ratios to Average Net AssetsF,G
Expenses before reductions	.39%	.40%	.40%H
Expenses net of fee waivers, if any	.39%	.40%	.40%H
Expenses net of all reductions	.39%	.40%	.40%H
Net investment income (loss)	1.17%	1.92%	1.18%H
Supplemental Data
Net assets, end of period (000 omitted)	$158	$121	$101
Portfolio turnover rateI	37%	40%	78%H

 A For the period August 31, 2018 (commencement of operations) to March 31, 2019.

 B Calculated based on average shares outstanding during the period.

 C Total distributions per share do not sum due to rounding.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 H Annualized

 I Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom Blend 2020 Fund Class Z6

Years ended March 31,	2021	2020	2019 A
Selected Per–Share Data
Net asset value, beginning of period	$9.34	$9.94	$10.00
Income from Investment Operations
Net investment income (loss)B	.14	.20	.07
Net realized and unrealized gain (loss)	2.71	(.48)	–C
Total from investment operations	2.85	(.28)	.07
Distributions from net investment income	(.15)	(.18)	(.08)
Distributions from net realized gain	(.37)	(.14)	(.05)
Total distributions	(.51)D	(.32)	(.13)
Net asset value, end of period	$11.68	$9.34	$9.94
Total ReturnE,F	30.88%	(3.19)%	.77%
Ratios to Average Net AssetsG,H
Expenses before reductions	.29%	.31%I	.30%J
Expenses net of fee waivers, if any	.29%	.31%I	.30%J
Expenses net of all reductions	.29%	.31%I	.30%J
Net investment income (loss)	1.27%	2.01%	1.28%J
Supplemental Data
Net assets, end of period (000 omitted)	$3,752	$1,790	$101
Portfolio turnover rateK	37%	40%	78%J

 A For the period August 31, 2018 (commencement of operations) to March 31, 2019.

 B Calculated based on average shares outstanding during the period.

 C Amount represents less than $.005 per share.

 D Total distributions per share do not sum due to rounding.

 E Total returns for periods of less than one year are not annualized.

 F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 G Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 I On certain classes, the size and fluctuation of net assets and expense amounts may cause ratios to differ from contractual rates.

 J Annualized

 K Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom® Blend 2025 Fund

Investment Summary (Unaudited)

The information in the following tables is based on the direct investments of the Fund.

Top Holdings as of March 31, 2021

% of fund's net assets
Fidelity Series Emerging Markets Opportunities Fund	10.6
Fidelity Series Large Cap Value Index Fund	8.6
Fidelity Series Investment Grade Bond Fund	7.1
Fidelity Series Blue Chip Growth Fund	6.6
Fidelity Series Government Bond Index Fund	6.4
Fidelity Series Inflation-Protected Bond Index Fund	6.3
Fidelity Series Corporate Bond Fund	5.2
Fidelity Series Investment Grade Securitized Fund	5.0
Fidelity Series Large Cap Stock Fund	4.5
Fidelity Series Large Cap Growth Index Fund	4.1
64.4

Asset Allocation (% of fund's net assets)

Period end
Domestic Equity Funds	32.0%
International Equity Funds	27.6%
Bond Funds	34.5%
Short-Term Funds	5.9%

Domestic Equity Funds category includes Fidelity Series Commodity Strategy Fund which invests in commodity-related investments.

Fidelity Freedom® Blend 2025 Fund

Schedule of Investments March 31, 2021

Showing Percentage of Net Assets

Domestic Equity Funds - 32.0%
	Shares	Value
Fidelity Series Blue Chip Growth Fund (a)	4,411,893	$76,811,051
Fidelity Series Commodity Strategy Fund (a)	6,639,296	32,532,549
Fidelity Series Large Cap Growth Index Fund (a)	3,072,526	48,484,457
Fidelity Series Large Cap Stock Fund (a)	2,870,250	52,956,119
Fidelity Series Large Cap Value Index Fund (a)	6,886,042	101,155,964
Fidelity Series Small Cap Opportunities Fund (a)	1,443,625	25,581,041
Fidelity Series Value Discovery Fund (a)	2,347,741	37,376,039
TOTAL DOMESTIC EQUITY FUNDS
(Cost $300,923,852)		374,897,220

International Equity Funds - 27.6%
Fidelity Series Canada Fund (a)	1,405,824	17,952,376
Fidelity Series Emerging Markets Fund (a)	1,186,601	13,871,365
Fidelity Series Emerging Markets Opportunities Fund (a)	4,859,834	124,703,347
Fidelity Series International Growth Fund (a)	2,460,981	44,150,005
Fidelity Series International Index Fund (a)	1,578,098	18,432,181
Fidelity Series International Small Cap Fund (a)	768,519	15,923,704
Fidelity Series International Value Fund (a)	4,064,585	44,100,749
Fidelity Series Overseas Fund (a)	3,507,087	44,224,368
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $253,997,015)		323,358,095

Bond Funds - 34.5%
Fidelity Series Corporate Bond Fund (a)	5,582,838	60,573,797
Fidelity Series Emerging Markets Debt Fund (a)	705,806	6,408,716
Fidelity Series Emerging Markets Debt Local Currency Fund (a)	213,798	2,142,253
Fidelity Series Floating Rate High Income Fund (a)	140,489	1,291,097
Fidelity Series Government Bond Index Fund (a)	7,133,894	74,691,874
Fidelity Series High Income Fund (a)	792,902	7,437,420
Fidelity Series Inflation-Protected Bond Index Fund (a)	6,930,264	74,431,031
Fidelity Series Investment Grade Bond Fund (a)	7,189,747	82,897,779
Fidelity Series Investment Grade Securitized Fund (a)	5,639,090	58,082,631
Fidelity Series Long-Term Treasury Bond Index Fund (a)	4,058,281	32,060,417
Fidelity Series Real Estate Income Fund (a)	403,192	4,455,269
TOTAL BOND FUNDS
(Cost $403,743,520)		404,472,284

Short-Term Funds - 5.9%
Fidelity Cash Central Fund 0.06% (b)	1,308	1,308
Fidelity Series Government Money Market Fund 0.08% (a)(c)	22,389,485	22,389,485
Fidelity Series Short-Term Credit Fund (a)	1,085,810	11,042,683
Fidelity Series Treasury Bill Index Fund (a)	3,557,668	35,576,683
TOTAL SHORT-TERM FUNDS
(Cost $68,876,300)		69,010,159
TOTAL INVESTMENT IN SECURITIES - 100.0%
(Cost $1,027,540,687)		1,171,737,758
NET OTHER ASSETS (LIABILITIES) - 0.0%		(311,724)
NET ASSETS - 100%		$1,171,426,034

Legend

 (a) Affiliated Fund

 (b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

 (c) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$1
Total	$1

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable.

Affiliated Underlying Funds

Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds, excluding any Money Market Central Funds, is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur.

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Fidelity Series Blue Chip Growth Fund	$39,276,904	$47,558,980	$27,819,027	$22,458,603	$2,651,037	$15,143,157	$76,811,051
Fidelity Series Canada Fund	10,389,447	6,089,852	4,713,830	337,772	(138,361)	6,325,268	17,952,376
Fidelity Series Commodity Strategy Fund	23,200,992	13,446,767	11,449,538	116,704	(336,811)	7,671,139	32,532,549
Fidelity Series Corporate Bond Fund	31,642,886	36,250,244	8,930,282	1,985,572	(17,002)	1,627,951	60,573,797
Fidelity Series Emerging Markets Debt Fund	4,287,511	2,168,270	643,228	284,475	(5,589)	601,752	6,408,716
Fidelity Series Emerging Markets Debt Local Currency Fund	--	2,242,257	81,280	29,008	(181)	(18,543)	2,142,253
Fidelity Series Emerging Markets Fund	5,717,669	5,574,391	2,657,638	186,124	166,652	5,070,291	13,871,365
Fidelity Series Emerging Markets Opportunities Fund	54,494,556	49,576,033	25,382,031	3,489,682	1,432,236	44,582,553	124,703,347
Fidelity Series Floating Rate High Income Fund	980,429	481,644	331,325	56,001	(2,341)	162,690	1,291,097
Fidelity Series Government Bond Index Fund	48,924,364	41,702,657	10,928,401	1,766,658	(66,399)	(4,940,347)	74,691,874
Fidelity Series Government Money Market Fund 0.08%	11,100,027	42,616,787	31,327,329	26,029	--	--	22,389,485
Fidelity Series High Income Fund	4,974,465	2,473,692	790,873	370,761	(266)	780,402	7,437,420
Fidelity Series Inflation-Protected Bond Index Fund	43,423,368	33,615,826	5,995,216	877,437	23,883	3,363,170	74,431,031
Fidelity Series International Growth Fund	30,898,510	22,128,694	16,615,025	5,974,829	334,285	7,403,541	44,150,005
Fidelity Series International Index Fund	11,486,700	6,174,168	4,646,264	333,902	(28,300)	5,445,877	18,432,181
Fidelity Series International Small Cap Fund	9,110,460	3,826,004	2,466,562	128,342	132,039	5,321,763	15,923,704
Fidelity Series International Value Fund	29,741,178	15,372,272	17,062,673	1,169,038	372,622	15,677,350	44,100,749
Fidelity Series Investment Grade Bond Fund	47,202,122	47,521,531	10,762,953	4,219,782	(40,260)	(1,022,661)	82,897,779
Fidelity Series Investment Grade Securitized Fund	33,309,800	32,953,892	6,877,512	1,507,796	(19,472)	(1,284,077)	58,082,631
Fidelity Series Large Cap Growth Index Fund	29,317,674	18,962,611	17,616,699	1,360,588	1,210,891	16,609,980	48,484,457
Fidelity Series Large Cap Stock Fund	30,402,665	20,202,974	16,787,158	2,671,849	872,158	18,265,480	52,956,119
Fidelity Series Large Cap Value Index Fund	56,512,480	38,184,213	28,705,815	2,005,051	1,187,676	33,977,410	101,155,964
Fidelity Series Long-Term Treasury Bond Index Fund	17,274,484	25,742,333	3,688,837	2,657,507	81,495	(7,349,058)	32,060,417
Fidelity Series Overseas Fund	29,163,804	17,138,506	15,989,617	477,278	(267,259)	14,178,934	44,224,368
Fidelity Series Real Estate Income Fund	2,704,880	1,454,990	697,744	254,365	(11,786)	1,004,929	4,455,269
Fidelity Series Short-Term Credit Fund	8,171,855	2,713,333	76,533	198,311	(267)	234,295	11,042,683
Fidelity Series Small Cap Opportunities Fund	15,075,941	7,606,914	8,937,787	506,092	711,538	11,124,435	25,581,041
Fidelity Series Treasury Bill Index Fund	37,333,959	3,872,257	5,478,441	188,115	(17,246)	(133,846)	35,576,683
Fidelity Series Value Discovery Fund	17,686,922	15,711,549	9,541,622	768,351	550,483	12,968,707	37,376,039
	$683,806,052	$563,363,641	$297,001,240	$56,406,022	$8,775,455	$212,792,542	$1,171,736,450

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of March 31, 2021, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Domestic Equity Funds	$374,897,220	$374,897,220	$--	$--
International Equity Funds	323,358,095	323,358,095	--	--
Bond Funds	404,472,284	404,472,284	--	--
Short-Term Funds	69,010,159	69,010,159	--	--
Total Investments in Securities:	$1,171,737,758	$1,171,737,758	$--	$--

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom® Blend 2025 Fund

Financial Statements

Statement of Assets and Liabilities

		March 31, 2021
Assets
Investment in securities, at value — See accompanying schedule:
Fidelity Central Funds (cost $1,308)	$1,308
Other affiliated issuers (cost $1,027,539,379)	1,171,736,450
Total Investment in Securities (cost $1,027,540,687)		$1,171,737,758
Cash		236
Receivable for investments sold		11,749,532
Receivable for fund shares sold		1,364,078
Total assets		1,184,851,604
Liabilities
Payable for investments purchased	$12,536,384
Payable for fund shares redeemed	575,802
Accrued management fee	310,816
Distribution and service plan fees payable	2,568
Total liabilities		13,425,570
Net Assets		$1,171,426,034
Net Assets consist of:
Paid in capital		$1,006,754,494
Total accumulated earnings (loss)		164,671,540
Net Assets		$1,171,426,034
Net Asset Value and Maximum Offering Price
Class A:
Net Asset Value and redemption price per share ($3,750,655 ÷ 320,321 shares)(a)		$11.71
Maximum offering price per share (100/94.25 of $11.71)		$12.42
Class M:
Net Asset Value and redemption price per share ($1,838,451 ÷ 156,161 shares)(a)		$11.77
Maximum offering price per share (100/96.50 of $11.77)		$12.20
Class C:
Net Asset Value and offering price per share ($1,272,839 ÷ 109,366 shares)(a)		$11.64
Fidelity Freedom Blend 2025 Fund:
Net Asset Value, offering price and redemption price per share ($43,207,344 ÷ 3,684,796 shares)		$11.73
Class K:
Net Asset Value, offering price and redemption price per share ($31,964,237 ÷ 2,720,432 shares)		$11.75
Class K6:
Net Asset Value, offering price and redemption price per share ($1,055,962,872 ÷ 89,683,499 shares)		$11.77
Class I:
Net Asset Value, offering price and redemption price per share ($24,503,017 ÷ 2,088,986 shares)		$11.73
Class Z:
Net Asset Value, offering price and redemption price per share ($129,570 ÷ 11,004 shares)		$11.77
Class Z6:
Net Asset Value, offering price and redemption price per share ($8,797,049 ÷ 747,916 shares)		$11.76

 (a) Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Year ended March 31, 2021
Investment Income
Dividends:
Affiliated issuers		$15,818,620
Income from Fidelity Central Funds		1
Total income		15,818,621
Expenses
Management fee	$3,197,203
Distribution and service plan fees	24,465
Independent trustees' fees and expenses	2,736
Total expenses before reductions	3,224,404
Expense reductions	(13)
Total expenses after reductions		3,224,391
Net investment income (loss)		12,594,230
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Affiliated issuers	8,775,455
Capital gain distributions from underlying funds:
Affiliated issuers	40,587,402
Total net realized gain (loss)		49,362,857
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Affiliated issuers	212,792,542
Total change in net unrealized appreciation (depreciation)		212,792,542
Net gain (loss)		262,155,399
Net increase (decrease) in net assets resulting from operations		$274,749,629

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Year ended March 31, 2021	Year ended March 31, 2020
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$12,594,230	$12,790,239
Net realized gain (loss)	49,362,857	12,980,716
Change in net unrealized appreciation (depreciation)	212,792,542	(71,048,710)
Net increase (decrease) in net assets resulting from operations	274,749,629	(45,277,755)
Distributions to shareholders	(45,065,213)	(22,266,810)
Share transactions - net increase (decrease)	257,943,636	707,275,688
Total increase (decrease) in net assets	487,628,052	639,731,123
Net Assets
Beginning of period	683,797,982	44,066,859
End of period	$1,171,426,034	$683,797,982

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Freedom Blend 2025 Fund Class A

Years ended March 31,	2021	2020	2019 A
Selected Per–Share Data
Net asset value, beginning of period	$9.09	$9.82	$10.00
Income from Investment Operations
Net investment income (loss)B	.09	.16	.03
Net realized and unrealized gain (loss)	3.01	(.58)	(.02)
Total from investment operations	3.10	(.42)	.01
Distributions from net investment income	(.11)	(.15)	(.11)
Distributions from net realized gain	(.36)	(.15)	(.08)
Total distributions	(.48)C	(.31)C	(.19)
Net asset value, end of period	$11.71	$9.09	$9.82
Total ReturnD,E,F	34.40%	(4.73)%	.29%
Ratios to Average Net AssetsG,H
Expenses before reductions	.76%	.76%	.76%I
Expenses net of fee waivers, if any	.76%	.76%	.76%I
Expenses net of all reductions	.76%	.76%	.76%I
Net investment income (loss)	.85%	1.56%	.58%I
Supplemental Data
Net assets, end of period (000 omitted)	$3,751	$1,706	$168
Portfolio turnover rateJ	31%	34%	23%I

 A For the period August 31, 2018 (commencement of operations) to March 31, 2019.

 B Calculated based on average shares outstanding during the period.

 C Total distributions per share do not sum due to rounding.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Total returns do not include the effect of the sales charges.

 G Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 I Annualized

 J Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom Blend 2025 Fund Class M

Years ended March 31,	2021	2020	2019 A
Selected Per–Share Data
Net asset value, beginning of period	$9.13	$9.82	$10.00
Income from Investment Operations
Net investment income (loss)B	.07	.13	.02
Net realized and unrealized gain (loss)	3.00	(.58)	(.02)
Total from investment operations	3.07	(.45)	–
Distributions from net investment income	(.07)	(.08)	(.10)
Distributions from net realized gain	(.36)	(.15)	(.08)
Total distributions	(.43)	(.24)C	(.18)
Net asset value, end of period	$11.77	$9.13	$9.82
Total ReturnD,E,F	33.97%	(4.94)%	.16%
Ratios to Average Net AssetsG,H
Expenses before reductions	1.01%	1.02%I	1.02%I,J
Expenses net of fee waivers, if any	1.01%	1.02%I	1.02%I,J
Expenses net of all reductions	1.01%	1.02%I	1.02%I,J
Net investment income (loss)	.60%	1.31%	.32%J
Supplemental Data
Net assets, end of period (000 omitted)	$1,838	$886	$746
Portfolio turnover rateK	31%	34%	23%J

 A For the period August 31, 2018 (commencement of operations) to March 31, 2019.

 B Calculated based on average shares outstanding during the period.

 C Total distributions per share do not sum due to rounding.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Total returns do not include the effect of the sales charges.

 G Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 I On certain classes, the size and fluctuation of net assets and expense amounts may cause ratios to differ from contractual rates.

 J Annualized

 K Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom Blend 2025 Fund Class C

Years ended March 31,	2021	2020	2019 A
Selected Per–Share Data
Net asset value, beginning of period	$9.05	$9.81	$10.00
Income from Investment Operations
Net investment income (loss)B	.01	.08	(.01)
Net realized and unrealized gain (loss)	2.98	(.58)	(.02)
Total from investment operations	2.99	(.50)	(.03)
Distributions from net investment income	(.05)	(.11)	(.09)
Distributions from net realized gain	(.36)	(.15)	(.08)
Total distributions	(.40)C	(.26)	(.16)C
Net asset value, end of period	$11.64	$9.05	$9.81
Total ReturnD,E,F	33.37%	(5.45)%	(.12)%
Ratios to Average Net AssetsG,H
Expenses before reductions	1.51%	1.51%	1.51%I
Expenses net of fee waivers, if any	1.51%	1.51%	1.51%I
Expenses net of all reductions	1.51%	1.51%	1.51%I
Net investment income (loss)	.10%	.81%	(.17)%I
Supplemental Data
Net assets, end of period (000 omitted)	$1,273	$472	$298
Portfolio turnover rateJ	31%	34%	23%I

 A For the period August 31, 2018 (commencement of operations) to March 31, 2019.

 B Calculated based on average shares outstanding during the period.

 C Total distributions per share do not sum due to rounding.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Total returns do not include the effect of the contingent deferred sales charge.

 G Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 I Annualized

 J Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom Blend 2025 Fund

Years ended March 31,	2021	2020	2019 A
Selected Per–Share Data
Net asset value, beginning of period	$9.10	$9.82	$10.00
Income from Investment Operations
Net investment income (loss)B	.12	.18	.05
Net realized and unrealized gain (loss)	3.01	(.57)	(.03)
Total from investment operations	3.13	(.39)	.02
Distributions from net investment income	(.14)	(.17)	(.13)
Distributions from net realized gain	(.36)	(.15)	(.08)
Total distributions	(.50)	(.33)C	(.20)C
Net asset value, end of period	$11.73	$9.10	$9.82
Total ReturnD,E	34.74%	(4.45)%	.42%
Ratios to Average Net AssetsF,G
Expenses before reductions	.51%	.52%H	.52%H,I
Expenses net of fee waivers, if any	.51%	.52%H	.52%H,I
Expenses net of all reductions	.51%	.52%H	.52%H,I
Net investment income (loss)	1.10%	1.80%	.83%I
Supplemental Data
Net assets, end of period (000 omitted)	$43,207	$21,223	$1,621
Portfolio turnover rateJ	31%	34%	23%I

 A For the period August 31, 2018 (commencement of operations) to March 31, 2019.

 B Calculated based on average shares outstanding during the period.

 C Total distributions per share do not sum due to rounding.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 H On certain classes, the size and fluctuation of net assets and expense amounts may cause ratios to differ from contractual rates.

 I Annualized

 J Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom Blend 2025 Fund Class K

Years ended March 31,	2021	2020	2019 A
Selected Per–Share Data
Net asset value, beginning of period	$9.11	$9.83	$10.00
Income from Investment Operations
Net investment income (loss)B	.13	.20	.05
Net realized and unrealized gain (loss)	3.01	(.58)	(.02)
Total from investment operations	3.14	(.38)	.03
Distributions from net investment income	(.14)	(.18)	(.12)
Distributions from net realized gain	(.36)	(.15)	(.08)
Total distributions	(.50)	(.34)C	(.20)
Net asset value, end of period	$11.75	$9.11	$9.83
Total ReturnD,E	34.83%	(4.34)%	.47%
Ratios to Average Net AssetsF,G
Expenses before reductions	.41%	.41%	.41%H
Expenses net of fee waivers, if any	.41%	.41%	.41%H
Expenses net of all reductions	.41%	.41%	.41%H
Net investment income (loss)	1.20%	1.91%	.93%H
Supplemental Data
Net assets, end of period (000 omitted)	$31,964	$24,031	$101
Portfolio turnover rateI	31%	34%	23%H

 A For the period August 31, 2018 (commencement of operations) to March 31, 2019.

 B Calculated based on average shares outstanding during the period.

 C Total distributions per share do not sum due to rounding.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 H Annualized

 I Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom Blend 2025 Fund Class K6

Years ended March 31,	2021	2020	2019 A
Selected Per–Share Data
Net asset value, beginning of period	$9.13	$9.84	$10.00
Income from Investment Operations
Net investment income (loss)B	.14	.21	.06
Net realized and unrealized gain (loss)	3.01	(.59)	(.02)
Total from investment operations	3.15	(.38)	.04
Distributions from net investment income	(.15)	(.18)	(.12)
Distributions from net realized gain	(.36)	(.16)	(.08)
Total distributions	(.51)	(.33)C	(.20)
Net asset value, end of period	$11.77	$9.13	$9.84
Total ReturnD,E	34.86%	(4.28)%	.60%
Ratios to Average Net AssetsF,G
Expenses before reductions	.31%	.31%	.32%H,I
Expenses net of fee waivers, if any	.31%	.31%	.32%H,I
Expenses net of all reductions	.31%	.31%	.32%H,I
Net investment income (loss)	1.30%	2.01%	1.02%H
Supplemental Data
Net assets, end of period (000 omitted)	$1,055,963	$623,940	$40,828
Portfolio turnover rateJ	31%	34%	23%H

 A For the period August 31, 2018 (commencement of operations) to March 31, 2019.

 B Calculated based on average shares outstanding during the period.

 C Total distributions per share do not sum due to rounding.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 H Annualized

 I On certain classes, the size and fluctuation of net assets and expense amounts may cause ratios to differ from contractual rates.

 J Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom Blend 2025 Fund Class I

Years ended March 31,	2021	2020	2019 A
Selected Per–Share Data
Net asset value, beginning of period	$9.10	$9.83	$10.00
Income from Investment Operations
Net investment income (loss)B	.12	.18	.05
Net realized and unrealized gain (loss)	3.00	(.57)	(.02)
Total from investment operations	3.12	(.39)	.03
Distributions from net investment income	(.13)	(.18)	(.12)
Distributions from net realized gain	(.36)	(.15)	(.08)
Total distributions	(.49)	(.34)C	(.20)
Net asset value, end of period	$11.73	$9.10	$9.83
Total ReturnD,E	34.69%	(4.46)%	.43%
Ratios to Average Net AssetsF,G
Expenses before reductions	.51%	.51%	.51%H
Expenses net of fee waivers, if any	.51%	.51%	.51%H
Expenses net of all reductions	.51%	.51%	.51%H
Net investment income (loss)	1.10%	1.81%	.83%H
Supplemental Data
Net assets, end of period (000 omitted)	$24,503	$7,685	$100
Portfolio turnover rateI	31%	34%	23%H

 A For the period August 31, 2018 (commencement of operations) to March 31, 2019.

 B Calculated based on average shares outstanding during the period.

 C Total distributions per share do not sum due to rounding.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 H Annualized

 I Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom Blend 2025 Fund Class Z

Years ended March 31,	2021	2020	2019 A
Selected Per–Share Data
Net asset value, beginning of period	$9.13	$9.83	$10.00
Income from Investment Operations
Net investment income (loss)B	.13	.20	.05
Net realized and unrealized gain (loss)	3.01	(.58)	(.02)
Total from investment operations	3.14	(.38)	.03
Distributions from net investment income	(.13)	(.17)	(.12)
Distributions from net realized gain	(.36)	(.15)	(.08)
Total distributions	(.50)C	(.32)	(.20)
Net asset value, end of period	$11.77	$9.13	$9.83
Total ReturnD,E	34.72%	(4.30)%	.47%
Ratios to Average Net AssetsF,G
Expenses before reductions	.41%	.41%	.41%H
Expenses net of fee waivers, if any	.41%	.41%	.41%H
Expenses net of all reductions	.41%	.41%	.41%H
Net investment income (loss)	1.20%	1.91%	.93%H
Supplemental Data
Net assets, end of period (000 omitted)	$130	$96	$101
Portfolio turnover rateI	31%	34%	23%H

 A For the period August 31, 2018 (commencement of operations) to March 31, 2019.

 B Calculated based on average shares outstanding during the period.

 C Total distributions per share do not sum due to rounding.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 H Annualized

 I Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom Blend 2025 Fund Class Z6

Years ended March 31,	2021	2020	2019 A
Selected Per–Share Data
Net asset value, beginning of period	$9.12	$9.84	$10.00
Income from Investment Operations
Net investment income (loss)B	.14	.20	.06
Net realized and unrealized gain (loss)	3.01	(.58)	(.02)
Total from investment operations	3.15	(.38)	.04
Distributions from net investment income	(.15)	(.18)	(.12)
Distributions from net realized gain	(.36)	(.15)	(.08)
Total distributions	(.51)	(.34)C	(.20)
Net asset value, end of period	$11.76	$9.12	$9.84
Total ReturnD,E	34.98%	(4.35)%	.60%
Ratios to Average Net AssetsF,G
Expenses before reductions	.31%	.32%H	.31%I
Expenses net of fee waivers, if any	.31%	.32%H	.31%I
Expenses net of all reductions	.31%	.32%H	.31%I
Net investment income (loss)	1.30%	2.01%	1.03%I
Supplemental Data
Net assets, end of period (000 omitted)	$8,797	$3,760	$104
Portfolio turnover rateJ	31%	34%	23%I

 A For the period August 31, 2018 (commencement of operations) to March 31, 2019.

 B Calculated based on average shares outstanding during the period.

 C Total distributions per share do not sum due to rounding.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 H On certain classes, the size and fluctuation of net assets and expense amounts may cause ratios to differ from contractual rates.

 I Annualized

 J Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom® Blend 2030 Fund

Investment Summary (Unaudited)

The information in the following tables is based on the direct investments of the Fund.

Top Holdings as of March 31, 2021

% of fund's net assets
Fidelity Series Emerging Markets Opportunities Fund	11.5
Fidelity Series Large Cap Value Index Fund	9.9
Fidelity Series Blue Chip Growth Fund	7.6
Fidelity Series Investment Grade Bond Fund	6.2
Fidelity Series Inflation-Protected Bond Index Fund	5.6
Fidelity Series Government Bond Index Fund	5.6
Fidelity Series Large Cap Stock Fund	5.2
Fidelity Series Large Cap Growth Index Fund	4.8
Fidelity Series Corporate Bond Fund	4.5
Fidelity Series Investment Grade Securitized Fund	4.3
65.2

Asset Allocation (% of fund's net assets)

Period end
Domestic Equity Funds	36.5%
International Equity Funds	30.6%
Bond Funds	30.8%
Short-Term Funds	2.1%

Domestic Equity Funds category includes Fidelity Series Commodity Strategy Fund which invests in commodity-related investments.

Fidelity Freedom® Blend 2030 Fund

Schedule of Investments March 31, 2021

Showing Percentage of Net Assets

Domestic Equity Funds - 36.5%
	Shares	Value
Fidelity Series Blue Chip Growth Fund (a)	5,318,563	$92,596,178
Fidelity Series Commodity Strategy Fund (a)	6,938,110	33,996,737
Fidelity Series Large Cap Growth Index Fund (a)	3,703,873	58,447,110
Fidelity Series Large Cap Stock Fund (a)	3,459,670	63,830,907
Fidelity Series Large Cap Value Index Fund (a)	8,300,093	121,928,363
Fidelity Series Small Cap Opportunities Fund (a)	1,739,840	30,829,968
Fidelity Series Value Discovery Fund (a)	2,829,936	45,052,585
TOTAL DOMESTIC EQUITY FUNDS
(Cost $359,011,235)		446,681,848

International Equity Funds - 30.6%
Fidelity Series Canada Fund (a)	1,661,433	21,216,497
Fidelity Series Emerging Markets Fund (a)	1,335,730	15,614,686
Fidelity Series Emerging Markets Opportunities Fund (a)	5,470,526	140,373,700
Fidelity Series International Growth Fund (a)	2,908,436	52,177,340
Fidelity Series International Index Fund (a)	1,865,035	21,783,604
Fidelity Series International Small Cap Fund (a)	908,258	18,819,110
Fidelity Series International Value Fund (a)	4,803,707	52,120,226
Fidelity Series Overseas Fund (a)	4,144,774	52,265,601
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $296,625,626)		374,370,764

Bond Funds - 30.8%
Fidelity Series Corporate Bond Fund (a)	5,104,264	55,381,263
Fidelity Series Emerging Markets Debt Fund (a)	737,550	6,696,956
Fidelity Series Emerging Markets Debt Local Currency Fund (a)	223,418	2,238,647
Fidelity Series Floating Rate High Income Fund (a)	146,808	1,349,167
Fidelity Series Government Bond Index Fund (a)	6,522,667	68,292,325
Fidelity Series High Income Fund (a)	828,556	7,771,857
Fidelity Series Inflation-Protected Bond Index Fund (a)	6,388,097	68,608,157
Fidelity Series Investment Grade Bond Fund (a)	6,573,595	75,793,550
Fidelity Series Investment Grade Securitized Fund (a)	5,155,896	53,105,731
Fidelity Series Long-Term Treasury Bond Index Fund (a)	4,240,879	33,502,947
Fidelity Series Real Estate Income Fund (a)	421,334	4,655,742
TOTAL BOND FUNDS
(Cost $379,070,063)		377,396,342

Short-Term Funds - 2.1%
Fidelity Series Government Money Market Fund 0.08% (a)(b)	8,486,392	8,486,392
Fidelity Series Short-Term Credit Fund (a)	411,569	4,185,662
Fidelity Series Treasury Bill Index Fund (a)	1,348,470	13,484,702
TOTAL SHORT-TERM FUNDS
(Cost $26,149,730)		26,156,756
TOTAL INVESTMENT IN SECURITIES - 100.0%
(Cost $1,060,856,654)		1,224,605,710
NET OTHER ASSETS (LIABILITIES) - 0.0%		(334,826)
NET ASSETS - 100%		$1,224,270,884
Legend

 (a) Affiliated Fund

 (b) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$1
Total	$1

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable.

Affiliated Underlying Funds

Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds, excluding any Money Market Central Funds, is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur.

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Fidelity Series Blue Chip Growth Fund	$46,431,602	$56,227,565	$31,007,401	$26,461,542	$2,824,386	$18,120,026	$92,596,178
Fidelity Series Canada Fund	11,264,649	7,411,371	4,570,567	390,261	(151,116)	7,262,160	21,216,497
Fidelity Series Commodity Strategy Fund	22,844,118	13,924,339	10,157,951	117,827	(469,806)	7,856,037	33,996,737
Fidelity Series Corporate Bond Fund	26,442,962	35,838,624	8,093,119	1,716,667	(9,817)	1,202,613	55,381,263
Fidelity Series Emerging Markets Debt Fund	4,304,484	2,336,353	533,748	287,350	(7,025)	596,892	6,696,956
Fidelity Series Emerging Markets Debt Local Currency Fund	--	2,310,614	57,001	29,547	(511)	(14,455)	2,238,647
Fidelity Series Emerging Markets Fund	6,338,473	6,008,440	2,450,026	203,814	165,604	5,552,195	15,614,686
Fidelity Series Emerging Markets Opportunities Fund	59,212,903	54,188,745	23,229,119	3,825,575	1,056,089	49,145,082	140,373,700
Fidelity Series Floating Rate High Income Fund	976,777	498,763	285,760	56,137	(2,708)	162,095	1,349,167
Fidelity Series Government Bond Index Fund	40,835,997	41,540,882	9,665,308	1,526,010	(55,810)	(4,363,436)	68,292,325
Fidelity Series Government Money Market Fund 0.08%	6,946,249	22,698,269	21,158,126	10,381	--	--	8,486,392
Fidelity Series High Income Fund	4,969,414	2,706,113	680,865	373,793	(3,639)	780,834	7,771,857
Fidelity Series Inflation-Protected Bond Index Fund	35,414,710	34,931,757	4,639,759	783,212	5,929	2,895,520	68,608,157
Fidelity Series International Growth Fund	34,839,346	25,957,557	17,423,501	6,901,715	246,381	8,557,557	52,177,340
Fidelity Series International Index Fund	13,264,285	6,663,428	4,340,900	385,790	(35,274)	6,232,065	21,783,604
Fidelity Series International Small Cap Fund	10,500,823	4,473,821	2,427,744	147,403	29,756	6,242,454	18,819,110
Fidelity Series International Value Fund	33,590,402	17,336,208	17,199,943	1,350,608	(192,698)	18,586,257	52,120,226
Fidelity Series Investment Grade Bond Fund	38,981,456	47,575,198	9,680,665	3,645,944	(44,566)	(1,037,873)	75,793,550
Fidelity Series Investment Grade Securitized Fund	27,852,376	32,515,439	6,098,192	1,304,353	(18,220)	(1,145,672)	53,105,731
Fidelity Series Large Cap Growth Index Fund	34,828,705	23,060,037	20,520,527	1,598,615	1,254,670	19,824,225	58,447,110
Fidelity Series Large Cap Stock Fund	35,858,801	23,725,241	18,286,918	3,148,070	638,807	21,894,976	63,830,907
Fidelity Series Large Cap Value Index Fund	66,802,413	44,022,741	30,345,266	2,363,092	599,703	40,848,772	121,928,363
Fidelity Series Long-Term Treasury Bond Index Fund	17,290,919	27,112,447	3,502,826	2,681,885	120,685	(7,518,278)	33,502,947
Fidelity Series Overseas Fund	32,981,347	19,450,122	16,058,225	551,301	(267,026)	16,159,383	52,265,601
Fidelity Series Real Estate Income Fund	2,701,228	1,484,044	526,845	252,904	(10,280)	1,007,595	4,655,742
Fidelity Series Short-Term Credit Fund	1,431,604	3,124,901	404,809	37,825	(1,244)	35,210	4,185,662
Fidelity Series Small Cap Opportunities Fund	17,739,595	9,173,864	10,055,368	596,295	816,887	13,154,990	30,829,968
Fidelity Series Treasury Bill Index Fund	17,358,861	3,537,597	7,343,716	79,580	(20,688)	(47,352)	13,484,702
Fidelity Series Value Discovery Fund	20,826,021	18,485,706	10,217,291	905,313	403,156	15,554,993	45,052,585
	$672,830,520	$588,320,186	$290,961,486	$61,732,809	$6,871,625	$247,544,865	$1,224,605,710

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of March 31, 2021, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Domestic Equity Funds	$446,681,848	$446,681,848	$--	$--
International Equity Funds	374,370,764	374,370,764	--	--
Bond Funds	377,396,342	377,396,342	--	--
Short-Term Funds	26,156,756	26,156,756	--	--
Total Investments in Securities:	$1,224,605,710	$1,224,605,710	$--	$--

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom® Blend 2030 Fund

Financial Statements

Statement of Assets and Liabilities

		March 31, 2021
Assets
Investment in securities, at value — See accompanying schedule:
Affiliated issuers (cost $1,060,856,654)	$1,224,605,710
Total Investment in Securities (cost $1,060,856,654)		$1,224,605,710
Cash		1,284
Receivable for investments sold		13,994,886
Receivable for fund shares sold		1,420,480
Total assets		1,240,022,360
Liabilities
Payable for investments purchased	$14,347,246
Payable for fund shares redeemed	1,068,169
Accrued management fee	331,571
Distribution and service plan fees payable	4,490
Total liabilities		15,751,476
Net Assets		$1,224,270,884
Net Assets consist of:
Paid in capital		$1,038,857,572
Total accumulated earnings (loss)		185,413,312
Net Assets		$1,224,270,884
Net Asset Value and Maximum Offering Price
Class A:
Net Asset Value and redemption price per share ($5,650,281 ÷ 480,509 shares)(a)		$11.76
Maximum offering price per share (100/94.25 of $11.76)		$12.48
Class M:
Net Asset Value and redemption price per share ($2,305,505 ÷ 196,089 shares)(a)		$11.76
Maximum offering price per share (100/96.50 of $11.76)		$12.19
Class C:
Net Asset Value and offering price per share ($3,002,782 ÷ 257,010 shares)(a)		$11.68
Fidelity Freedom Blend 2030 Fund:
Net Asset Value, offering price and redemption price per share ($32,244,169 ÷ 2,732,961 shares)		$11.80
Class K:
Net Asset Value, offering price and redemption price per share ($31,624,057 ÷ 2,676,360 shares)		$11.82
Class K6:
Net Asset Value, offering price and redemption price per share ($1,111,589,432 ÷ 93,883,932 shares)		$11.84
Class I:
Net Asset Value, offering price and redemption price per share ($30,890,403 ÷ 2,618,394 shares)		$11.80
Class Z:
Net Asset Value, offering price and redemption price per share ($290,437 ÷ 24,534 shares)		$11.84
Class Z6:
Net Asset Value, offering price and redemption price per share ($6,673,818 ÷ 563,878 shares)		$11.84

 (a) Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Year ended March 31, 2021
Investment Income
Dividends:
Affiliated issuers		$16,491,783
Income from Fidelity Central Funds		1
Total income		16,491,784
Expenses
Management fee	$3,323,867
Distribution and service plan fees	38,730
Independent trustees' fees and expenses	2,748
Total expenses before reductions	3,365,345
Expense reductions	(36)
Total expenses after reductions		3,365,309
Net investment income (loss)		13,126,475
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Affiliated issuers	6,871,625
Capital gain distributions from underlying funds:
Affiliated issuers	45,241,026
Total net realized gain (loss)		52,112,651
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Affiliated issuers	247,544,865
Total change in net unrealized appreciation (depreciation)		247,544,865
Net gain (loss)		299,657,516
Net increase (decrease) in net assets resulting from operations		$312,783,991

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Year ended March 31, 2021	Year ended March 31, 2020
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$13,126,475	$12,382,383
Net realized gain (loss)	52,112,651	15,476,861
Change in net unrealized appreciation (depreciation)	247,544,865	(85,353,280)
Net increase (decrease) in net assets resulting from operations	312,783,991	(57,494,036)
Distributions to shareholders	(48,584,327)	(22,856,187)
Share transactions - net increase (decrease)	287,249,253	729,183,489
Total increase (decrease) in net assets	551,448,917	648,833,266
Net Assets
Beginning of period	672,821,967	23,988,701
End of period	$1,224,270,884	$672,821,967

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Freedom Blend 2030 Fund Class A

Years ended March 31,	2021	2020	2019 A
Selected Per–Share Data
Net asset value, beginning of period	$8.81	$9.68	$10.00
Income from Investment Operations
Net investment income (loss)B	.10	.16	.02
Net realized and unrealized gain (loss)	3.36	(.70)	(.09)
Total from investment operations	3.46	(.54)	(.07)
Distributions from net investment income	(.12)	(.16)	(.13)
Distributions from net realized gain	(.39)	(.17)	(.12)
Total distributions	(.51)	(.33)	(.25)
Net asset value, end of period	$11.76	$8.81	$9.68
Total ReturnC,D,E	39.73%	(6.09)%	(.45)%
Ratios to Average Net AssetsF,G
Expenses before reductions	.77%	.77%	.78%H,I
Expenses net of fee waivers, if any	.77%	.77%	.78%H,I
Expenses net of all reductions	.77%	.77%	.78%H,I
Net investment income (loss)	.88%	1.56%	.39%H
Supplemental Data
Net assets, end of period (000 omitted)	$5,650	$1,516	$348
Portfolio turnover rateJ	30%	31%	29%H

 A For the period August 31, 2018 (commencement of operations) to March 31, 2019.

 B Calculated based on average shares outstanding during the period.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Total returns do not include the effect of the sales charges.

 F Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 H Annualized

 I On certain classes, the size and fluctuation of net assets and expense amounts may cause ratios to differ from contractual rates.

 J Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom Blend 2030 Fund Class M

Years ended March 31,	2021	2020	2019 A
Selected Per–Share Data
Net asset value, beginning of period	$8.79	$9.68	$10.00
Income from Investment Operations
Net investment income (loss)B	.07	.13	.01
Net realized and unrealized gain (loss)	3.37	(.70)	(.09)
Total from investment operations	3.44	(.57)	(.08)
Distributions from net investment income	(.09)	(.15)	(.12)
Distributions from net realized gain	(.38)	(.17)	(.12)
Total distributions	(.47)	(.32)	(.24)
Net asset value, end of period	$11.76	$8.79	$9.68
Total ReturnC,D,E	39.53%	(6.44)%	(.56)%
Ratios to Average Net AssetsF,G
Expenses before reductions	1.02%	1.02%	1.02%H
Expenses net of fee waivers, if any	1.02%	1.02%	1.02%H
Expenses net of all reductions	1.02%	1.02%	1.02%H
Net investment income (loss)	.64%	1.32%	.15%H
Supplemental Data
Net assets, end of period (000 omitted)	$2,306	$976	$170
Portfolio turnover rateI	30%	31%	29%H

 A For the period August 31, 2018 (commencement of operations) to March 31, 2019.

 B Calculated based on average shares outstanding during the period.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Total returns do not include the effect of the sales charges.

 F Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 H Annualized

 I Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom Blend 2030 Fund Class C

Years ended March 31,	2021	2020	2019 A
Selected Per–Share Data
Net asset value, beginning of period	$8.77	$9.66	$10.00
Income from Investment Operations
Net investment income (loss)B	.01	.08	(.02)
Net realized and unrealized gain (loss)	3.35	(.71)	(.08)
Total from investment operations	3.36	(.63)	(.10)
Distributions from net investment income	(.06)	(.09)	(.12)
Distributions from net realized gain	(.39)	(.17)	(.12)
Total distributions	(.45)	(.26)	(.24)
Net asset value, end of period	$11.68	$8.77	$9.66
Total ReturnC,D,E	38.75%	(6.94)%	(.81)%
Ratios to Average Net AssetsF,G
Expenses before reductions	1.52%	1.51%H	1.52%I
Expenses net of fee waivers, if any	1.52%	1.51%H	1.52%I
Expenses net of all reductions	1.52%	1.51%H	1.52%I
Net investment income (loss)	.13%	.82%	(.35)%I
Supplemental Data
Net assets, end of period (000 omitted)	$3,003	$987	$259
Portfolio turnover rateJ	30%	31%	29%I

 A For the period August 31, 2018 (commencement of operations) to March 31, 2019.

 B Calculated based on average shares outstanding during the period.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Total returns do not include the effect of the contingent deferred sales charge.

 F Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 H On certain classes, the size and fluctuation of net assets and expense amounts may cause ratios to differ from contractual rates.

 I Annualized

 J Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom Blend 2030 Fund

Years ended March 31,	2021	2020	2019 A
Selected Per–Share Data
Net asset value, beginning of period	$8.82	$9.69	$10.00
Income from Investment Operations
Net investment income (loss)B	.12	.18	.04
Net realized and unrealized gain (loss)	3.38	(.70)	(.09)
Total from investment operations	3.50	(.52)	(.05)
Distributions from net investment income	(.13)	(.18)	(.14)
Distributions from net realized gain	(.39)	(.17)	(.12)
Total distributions	(.52)	(.35)	(.26)
Net asset value, end of period	$11.80	$8.82	$9.69
Total ReturnC,D	40.16%	(5.94)%	(.26)%
Ratios to Average Net AssetsE,F
Expenses before reductions	.52%	.53%G	.52%H
Expenses net of fee waivers, if any	.52%	.53%G	.52%H
Expenses net of all reductions	.52%	.53%G	.52%H
Net investment income (loss)	1.14%	1.81%	.65%H
Supplemental Data
Net assets, end of period (000 omitted)	$32,244	$17,917	$762
Portfolio turnover rateI	30%	31%	29%H

 A For the period August 31, 2018 (commencement of operations) to March 31, 2019.

 B Calculated based on average shares outstanding during the period.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 G On certain classes, the size and fluctuation of net assets and expense amounts may cause ratios to differ from contractual rates.

 H Annualized

 I Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom Blend 2030 Fund Class K

Years ended March 31,	2021	2020	2019 A
Selected Per–Share Data
Net asset value, beginning of period	$8.83	$9.70	$10.00
Income from Investment Operations
Net investment income (loss)B	.13	.20	.04
Net realized and unrealized gain (loss)	3.39	(.71)	(.08)
Total from investment operations	3.52	(.51)	(.04)
Distributions from net investment income	(.14)	(.19)	(.14)
Distributions from net realized gain	(.39)	(.17)	(.12)
Total distributions	(.53)	(.36)	(.26)
Net asset value, end of period	$11.82	$8.83	$9.70
Total ReturnC,D	40.29%	(5.86)%	(.15)%
Ratios to Average Net AssetsE,F
Expenses before reductions	.42%	.42%	.42%G
Expenses net of fee waivers, if any	.42%	.42%	.42%G
Expenses net of all reductions	.42%	.42%	.42%G
Net investment income (loss)	1.24%	1.91%	.75%G
Supplemental Data
Net assets, end of period (000 omitted)	$31,624	$21,646	$100
Portfolio turnover rateH	30%	31%	29%G

 A For the period August 31, 2018 (commencement of operations) to March 31, 2019.

 B Calculated based on average shares outstanding during the period.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 G Annualized

 H Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom Blend 2030 Fund Class K6

Years ended March 31,	2021	2020	2019 A
Selected Per–Share Data
Net asset value, beginning of period	$8.85	$9.70	$10.00
Income from Investment Operations
Net investment income (loss)B	.14	.20	.05
Net realized and unrealized gain (loss)	3.39	(.70)	(.09)
Total from investment operations	3.53	(.50)	(.04)
Distributions from net investment income	(.15)	(.18)	(.14)
Distributions from net realized gain	(.39)	(.17)	(.12)
Total distributions	(.54)	(.35)	(.26)
Net asset value, end of period	$11.84	$8.85	$9.70
Total ReturnC,D	40.33%	(5.71)%	(.11)%
Ratios to Average Net AssetsE,F
Expenses before reductions	.32%	.32%	.33%G,H
Expenses net of fee waivers, if any	.32%	.32%	.33%G,H
Expenses net of all reductions	.32%	.32%	.33%G,H
Net investment income (loss)	1.34%	2.02%	.84%G
Supplemental Data
Net assets, end of period (000 omitted)	$1,111,589	$615,185	$21,781
Portfolio turnover rateI	30%	31%	29%G

 A For the period August 31, 2018 (commencement of operations) to March 31, 2019.

 B Calculated based on average shares outstanding during the period.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 G Annualized

 H On certain classes, the size and fluctuation of net assets and expense amounts may cause ratios to differ from contractual rates.

 I Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom Blend 2030 Fund Class I

Years ended March 31,	2021	2020	2019 A
Selected Per–Share Data
Net asset value, beginning of period	$8.82	$9.69	$10.00
Income from Investment Operations
Net investment income (loss)B	.12	.18	.04
Net realized and unrealized gain (loss)	3.38	(.70)	(.10)
Total from investment operations	3.50	(.52)	(.06)
Distributions from net investment income	(.13)	(.18)	(.14)
Distributions from net realized gain	(.39)	(.17)	(.12)
Total distributions	(.52)	(.35)	(.25)C
Net asset value, end of period	$11.80	$8.82	$9.69
Total ReturnD,E	40.19%	(5.92)%	(.29)%
Ratios to Average Net AssetsF,G
Expenses before reductions	.52%	.53%H	.52%I
Expenses net of fee waivers, if any	.52%	.53%H	.52%I
Expenses net of all reductions	.52%	.53%H	.52%I
Net investment income (loss)	1.14%	1.81%	.65%I
Supplemental Data
Net assets, end of period (000 omitted)	$30,890	$10,530	$100
Portfolio turnover rateJ	30%	31%	29%I

 A For the period August 31, 2018 (commencement of operations) to March 31, 2019.

 B Calculated based on average shares outstanding during the period.

 C Total distributions per share do not sum due to rounding.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 H On certain classes, the size and fluctuation of net assets and expense amounts may cause ratios to differ from contractual rates.

 I Annualized

 J Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom Blend 2030 Fund Class Z

Years ended March 31,	2021	2020	2019 A
Selected Per–Share Data
Net asset value, beginning of period	$8.85	$9.70	$10.00
Income from Investment Operations
Net investment income (loss)B	.13	.19	.04
Net realized and unrealized gain (loss)	3.39	(.70)	(.08)
Total from investment operations	3.52	(.51)	(.04)
Distributions from net investment income	(.14)	(.17)	(.14)
Distributions from net realized gain	(.39)	(.17)	(.12)
Total distributions	(.53)	(.34)	(.26)
Net asset value, end of period	$11.84	$8.85	$9.70
Total ReturnC,D	40.22%	(5.83)%	(.15)%
Ratios to Average Net AssetsE,F
Expenses before reductions	.42%	.42%	.42%G
Expenses net of fee waivers, if any	.42%	.42%	.42%G
Expenses net of all reductions	.42%	.42%	.42%G
Net investment income (loss)	1.24%	1.92%	.75%G
Supplemental Data
Net assets, end of period (000 omitted)	$290	$141	$100
Portfolio turnover rateH	30%	31%	29%G

 A For the period August 31, 2018 (commencement of operations) to March 31, 2019.

 B Calculated based on average shares outstanding during the period.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 G Annualized

 H Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom Blend 2030 Fund Class Z6

Years ended March 31,	2021	2020	2019 A
Selected Per–Share Data
Net asset value, beginning of period	$8.85	$9.70	$10.00
Income from Investment Operations
Net investment income (loss)B	.15	.19	.05
Net realized and unrealized gain (loss)	3.38	(.69)	(.09)
Total from investment operations	3.53	(.50)	(.04)
Distributions from net investment income	(.15)	(.18)	(.14)
Distributions from net realized gain	(.39)	(.17)	(.12)
Total distributions	(.54)	(.35)	(.26)
Net asset value, end of period	$11.84	$8.85	$9.70
Total ReturnC,D	40.39%	(5.72)%	(.11)%
Ratios to Average Net AssetsE,F
Expenses before reductions	.32%	.33%G	.32%H
Expenses net of fee waivers, if any	.32%	.33%G	.32%H
Expenses net of all reductions	.32%	.33%G	.32%H
Net investment income (loss)	1.34%	2.01%	.85%H
Supplemental Data
Net assets, end of period (000 omitted)	$6,674	$3,925	$368
Portfolio turnover rateI	30%	31%	29%H

 A For the period August 31, 2018 (commencement of operations) to March 31, 2019.

 B Calculated based on average shares outstanding during the period.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 G On certain classes, the size and fluctuation of net assets and expense amounts may cause ratios to differ from contractual rates.

 H Annualized

 I Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom® Blend 2035 Fund

Investment Summary (Unaudited)

The information in the following tables is based on the direct investments of the Fund.

Top Holdings as of March 31, 2021

% of fund's net assets
Fidelity Series Emerging Markets Opportunities Fund	13.2
Fidelity Series Large Cap Value Index Fund	12.7
Fidelity Series Blue Chip Growth Fund	9.6
Fidelity Series Large Cap Stock Fund	6.6
Fidelity Series Large Cap Growth Index Fund	6.1
Fidelity Series Overseas Fund	5.3
Fidelity Series International Growth Fund	5.3
Fidelity Series International Value Fund	5.3
Fidelity Series Value Discovery Fund	4.7
Fidelity Series Small Cap Opportunities Fund	3.2
72.0

Asset Allocation (% of fund's net assets)

Period end
Domestic Equity Funds	45.7%
International Equity Funds	36.7%
Bond Funds	16.8%
Short-Term Funds	0.8%

Domestic Equity Funds category includes Fidelity Series Commodity Strategy Fund which invests in commodity-related investments.

Fidelity Freedom® Blend 2035 Fund

Schedule of Investments March 31, 2021

Showing Percentage of Net Assets

Domestic Equity Funds - 45.7%
	Shares	Value
Fidelity Series Blue Chip Growth Fund (a)	6,405,328	$111,516,752
Fidelity Series Commodity Strategy Fund (a)	6,558,109	32,134,732
Fidelity Series Large Cap Growth Index Fund (a)	4,460,942	70,393,671
Fidelity Series Large Cap Stock Fund (a)	4,167,132	76,883,581
Fidelity Series Large Cap Value Index Fund (a)	9,997,517	146,863,528
Fidelity Series Small Cap Opportunities Fund (a)	2,095,498	37,132,221
Fidelity Series Value Discovery Fund (a)	3,408,664	54,265,924
TOTAL DOMESTIC EQUITY FUNDS
(Cost $428,035,945)		529,190,409

International Equity Funds - 36.7%
Fidelity Series Canada Fund (a)	1,945,786	24,847,683
Fidelity Series Emerging Markets Fund (a)	1,451,700	16,970,367
Fidelity Series Emerging Markets Opportunities Fund (a)	5,945,404	152,559,057
Fidelity Series International Growth Fund (a)	3,406,226	61,107,700
Fidelity Series International Index Fund (a)	2,184,265	25,512,221
Fidelity Series International Small Cap Fund (a)	1,063,751	22,040,930
Fidelity Series International Value Fund (a)	5,625,908	61,041,103
Fidelity Series Overseas Fund (a)	4,854,121	61,210,465
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $342,187,432)		425,289,526

Bond Funds - 16.8%
Fidelity Series Corporate Bond Fund (a)	2,381,983	25,844,512
Fidelity Series Emerging Markets Debt Fund (a)	697,257	6,331,097
Fidelity Series Emerging Markets Debt Local Currency Fund (a)	211,200	2,116,222
Fidelity Series Floating Rate High Income Fund (a)	138,788	1,275,463
Fidelity Series Government Bond Index Fund (a)	3,044,474	31,875,644
Fidelity Series High Income Fund (a)	783,278	7,347,150
Fidelity Series Inflation-Protected Bond Index Fund (a)	2,153,031	23,123,548
Fidelity Series Investment Grade Bond Fund (a)	3,067,999	35,374,026
Fidelity Series Investment Grade Securitized Fund (a)	2,406,445	24,786,379
Fidelity Series Long-Term Treasury Bond Index Fund (a)	4,009,312	31,673,562
Fidelity Series Real Estate Income Fund (a)	398,320	4,401,433
TOTAL BOND FUNDS
(Cost $198,781,543)		194,149,036

Short-Term Funds - 0.8%
Fidelity Cash Central Fund 0.06% (b)	49	49
Fidelity Series Government Money Market Fund 0.08% (a)(c)	2,999,304	2,999,304
Fidelity Series Short-Term Credit Fund (a)	145,501	1,479,747
Fidelity Series Treasury Bill Index Fund (a)	476,576	4,765,756
TOTAL SHORT-TERM FUNDS
(Cost $9,221,951)		9,244,856
TOTAL INVESTMENT IN SECURITIES - 100.0%
(Cost $978,226,871)		1,157,873,827
NET OTHER ASSETS (LIABILITIES) - 0.0%		(319,477)
NET ASSETS - 100%		$1,157,554,350

Legend

 (a) Affiliated Fund

 (b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

 (c) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds

Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds, excluding any Money Market Central Funds, is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur.

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Fidelity Series Blue Chip Growth Fund	$53,605,125	$62,421,911	$28,153,913	$30,475,400	$2,651,735	$20,991,894	$111,516,752
Fidelity Series Canada Fund	12,956,167	7,887,826	3,956,428	444,956	(141,000)	8,101,118	24,847,683
Fidelity Series Commodity Strategy Fund	20,802,498	13,480,171	8,891,551	107,251	(394,287)	7,137,901	32,134,732
Fidelity Series Corporate Bond Fund	10,151,361	21,749,388	6,305,287	696,364	(61,018)	310,068	25,844,512
Fidelity Series Emerging Markets Debt Fund	4,120,323	2,131,701	470,615	266,101	(6,243)	555,931	6,331,097
Fidelity Series Emerging Markets Debt Local Currency Fund	--	2,233,682	91,452	27,517	(1,051)	(24,957)	2,116,222
Fidelity Series Emerging Markets Fund	6,831,507	6,148,544	1,906,567	214,853	89,074	5,807,809	16,970,367
Fidelity Series Emerging Markets Opportunities Fund	62,858,766	54,612,447	17,019,014	4,042,613	525,096	51,581,762	152,559,057
Fidelity Series Floating Rate High Income Fund	913,185	428,992	212,128	51,005	(1,697)	147,111	1,275,463
Fidelity Series Government Bond Index Fund	15,858,297	25,298,177	7,362,864	617,117	(57,629)	(1,860,337)	31,875,644
Fidelity Series Government Money Market Fund 0.08%	5,905,521	11,792,605	14,698,822	5,770	--	--	2,999,304
Fidelity Series High Income Fund	4,649,299	2,528,843	541,539	341,838	(943)	711,490	7,347,150
Fidelity Series Inflation-Protected Bond Index Fund	13,647,353	11,113,054	2,634,940	261,575	8,327	989,754	23,123,548
Fidelity Series International Growth Fund	38,109,618	28,394,524	14,913,336	7,855,271	29,020	9,487,874	61,107,700
Fidelity Series International Index Fund	14,782,569	6,891,064	3,080,628	439,764	12,609	6,906,607	25,512,221
Fidelity Series International Small Cap Fund	11,377,259	5,052,510	1,312,159	164,225	60,573	6,862,747	22,040,930
Fidelity Series International Value Fund	36,453,641	18,065,513	14,063,502	1,537,785	111,266	20,474,185	61,041,103
Fidelity Series Investment Grade Bond Fund	14,136,106	29,390,880	7,514,562	1,474,123	(47,908)	(590,490)	35,374,026
Fidelity Series Investment Grade Securitized Fund	10,828,640	19,739,937	5,263,439	529,642	(15,846)	(502,913)	24,786,379
Fidelity Series Large Cap Growth Index Fund	39,935,026	24,577,672	18,116,621	1,849,210	1,178,564	22,819,030	70,393,671
Fidelity Series Large Cap Stock Fund	41,481,954	25,300,961	16,043,098	3,614,824	461,207	25,682,557	76,883,581
Fidelity Series Large Cap Value Index Fund	77,082,200	47,731,492	25,992,403	2,764,163	655,752	47,386,487	146,863,528
Fidelity Series Long-Term Treasury Bond Index Fund	15,259,420	26,360,553	3,063,049	2,465,667	20,505	(6,903,867)	31,673,562
Fidelity Series Overseas Fund	36,192,417	20,706,840	13,299,552	627,399	(411,595)	18,022,355	61,210,465
Fidelity Series Real Estate Income Fund	2,526,561	1,265,475	303,453	227,463	(290)	913,140	4,401,433
Fidelity Series Short-Term Credit Fund	1,406,173	645,406	611,455	34,051	(1,693)	41,316	1,479,747
Fidelity Series Small Cap Opportunities Fund	20,553,439	10,267,930	9,803,249	692,113	707,862	15,406,239	37,132,221
Fidelity Series Treasury Bill Index Fund	16,132,168	488,830	11,794,616	70,447	(26,394)	(34,232)	4,765,756
Fidelity Series Value Discovery Fund	24,115,610	20,080,163	8,472,371	1,058,649	265,774	18,276,748	54,265,924
	$612,672,203	$506,787,091	$245,892,613	$62,957,156	$5,609,770	$278,697,327	$1,157,873,778

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of March 31, 2021, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Domestic Equity Funds	$529,190,409	$529,190,409	$--	$--
International Equity Funds	425,289,526	425,289,526	--	--
Bond Funds	194,149,036	194,149,036	--	--
Short-Term Funds	9,244,856	9,244,856	--	--
Total Investments in Securities:	$1,157,873,827	$1,157,873,827	$--	$--

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom® Blend 2035 Fund

Financial Statements

Statement of Assets and Liabilities

		March 31, 2021
Assets
Investment in securities, at value — See accompanying schedule:
Fidelity Central Funds (cost $49)	$49
Other affiliated issuers (cost $978,226,822)	1,157,873,778
Total Investment in Securities (cost $978,226,871)		$1,157,873,827
Cash		504
Receivable for investments sold		12,142,033
Receivable for fund shares sold		1,136,070
Total assets		1,171,152,434
Liabilities
Payable for investments purchased	$13,010,880
Payable for fund shares redeemed	265,475
Accrued management fee	319,818
Distribution and service plan fees payable	1,911
Total liabilities		13,598,084
Net Assets		$1,157,554,350
Net Assets consist of:
Paid in capital		$955,954,095
Total accumulated earnings (loss)		201,600,255
Net Assets		$1,157,554,350
Net Asset Value and Maximum Offering Price
Class A:
Net Asset Value and redemption price per share ($2,089,459 ÷ 173,370 shares)(a)		$12.05
Maximum offering price per share (100/94.25 of $12.05)		$12.79
Class M:
Net Asset Value and redemption price per share ($886,846 ÷ 73,815 shares)(a)		$12.01
Maximum offering price per share (100/96.50 of $12.01)		$12.45
Class C:
Net Asset Value and offering price per share ($1,361,606 ÷ 113,871 shares)(a)		$11.96
Fidelity Freedom Blend 2035 Fund:
Net Asset Value, offering price and redemption price per share ($37,660,677 ÷ 3,118,998 shares)		$12.07
Class K:
Net Asset Value, offering price and redemption price per share ($24,728,069 ÷ 2,045,007 shares)		$12.09
Class K6:
Net Asset Value, offering price and redemption price per share ($1,067,514,149 ÷ 88,091,019 shares)		$12.12
Class I:
Net Asset Value, offering price and redemption price per share ($17,238,255 ÷ 1,427,799 shares)		$12.07
Class Z:
Net Asset Value, offering price and redemption price per share ($345,153 ÷ 28,514 shares)		$12.10
Class Z6:
Net Asset Value, offering price and redemption price per share ($5,730,136 ÷ 473,389 shares)		$12.10

 (a) Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Year ended March 31, 2021
Investment Income
Dividends:
Affiliated issuers		$15,504,591
Expenses
Management fee	$3,115,923
Distribution and service plan fees	15,664
Independent trustees' fees and expenses	2,507
Total expenses before reductions	3,134,094
Expense reductions	(61)
Total expenses after reductions		3,134,033
Net investment income (loss)		12,370,558
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Affiliated issuers	5,609,770
Capital gain distributions from underlying funds:
Affiliated issuers	47,452,565
Total net realized gain (loss)		53,062,335
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Affiliated issuers	278,697,327
Total change in net unrealized appreciation (depreciation)		278,697,327
Net gain (loss)		331,759,662
Net increase (decrease) in net assets resulting from operations		$344,130,220

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Year ended March 31, 2021	Year ended March 31, 2020
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$12,370,558	$11,474,916
Net realized gain (loss)	53,062,335	16,132,295
Change in net unrealized appreciation (depreciation)	278,697,327	(100,716,270)
Net increase (decrease) in net assets resulting from operations	344,130,220	(73,109,059)
Distributions to shareholders	(48,036,223)	(23,043,735)
Share transactions - net increase (decrease)	248,796,115	683,771,373
Total increase (decrease) in net assets	544,890,112	587,618,579
Net Assets
Beginning of period	612,664,238	25,045,659
End of period	$1,157,554,350	$612,664,238

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Freedom Blend 2035 Fund Class A

Years ended March 31,	2021	2020	2019 A
Selected Per–Share Data
Net asset value, beginning of period	$8.46	$9.60	$10.00
Income from Investment Operations
Net investment income (loss)B	.10	.15	–C
Net realized and unrealized gain (loss)	4.03	(.94)	(.15)
Total from investment operations	4.13	(.79)	(.15)
Distributions from net investment income	(.12)	(.17)	(.14)
Distributions from net realized gain	(.42)	(.19)	(.12)
Total distributions	(.54)	(.35)D	(.25)D
Net asset value, end of period	$12.05	$8.46	$9.60
Total ReturnE,F,G	49.46%	(8.89)%	(1.18)%
Ratios to Average Net AssetsH,I
Expenses before reductions	.78%	.78%	.79%J,K
Expenses net of fee waivers, if any	.78%	.78%	.79%J,K
Expenses net of all reductions	.78%	.78%	.79%J,K
Net investment income (loss)	.92%	1.52%	.09%J
Supplemental Data
Net assets, end of period (000 omitted)	$2,089	$790	$357
Portfolio turnover rateL	27%	31%	16%J

 A For the period August 31, 2018 (commencement of operations) to March 31, 2019.

 B Calculated based on average shares outstanding during the period.

 C Amount represents less than $.005 per share.

 D Total distributions per share do not sum due to rounding.

 E Total returns for periods of less than one year are not annualized.

 F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 G Total returns do not include the effect of the sales charges.

 H Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 J Annualized

 K On certain classes, the size and fluctuation of net assets and expense amounts may cause ratios to differ from contractual rates.

 L Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom Blend 2035 Fund Class M

Years ended March 31,	2021	2020	2019 A
Selected Per–Share Data
Net asset value, beginning of period	$8.46	$9.59	$10.00
Income from Investment Operations
Net investment income (loss)B	.07	.13	(.01)
Net realized and unrealized gain (loss)	4.02	(.94)	(.15)
Total from investment operations	4.09	(.81)	(.16)
Distributions from net investment income	(.12)	(.14)	(.13)
Distributions from net realized gain	(.41)	(.19)	(.12)
Total distributions	(.54)C	(.32)C	(.25)
Net asset value, end of period	$12.01	$8.46	$9.59
Total ReturnD,E	48.92%	(9.06)%	(1.30)%
Ratios to Average Net AssetsF,G
Expenses before reductions	1.03%	1.03%	1.03%H
Expenses net of fee waivers, if any	1.03%	1.03%	1.03%H
Expenses net of all reductions	1.03%	1.03%	1.03%H
Net investment income (loss)	.67%	1.27%	(.16)%H
Supplemental Data
Net assets, end of period (000 omitted)	$887	$291	$177
Portfolio turnover rateI	27%	31%	16%H

 A For the period August 31, 2018 (commencement of operations) to March 31, 2019.

 B Calculated based on average shares outstanding during the period.

 C Total distributions per share do not sum due to rounding.

 D Total returns for periods of less than one year are not annualized.

 E Total returns do not include the effect of the sales charges.

 F Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 H Annualized

 I Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom Blend 2035 Fund Class C

Years ended March 31,	2021	2020	2019 A
Selected Per–Share Data
Net asset value, beginning of period	$8.44	$9.59	$10.00
Income from Investment Operations
Net investment income (loss)B	.02	.08	(.04)
Net realized and unrealized gain (loss)	4.00	(.94)	(.14)
Total from investment operations	4.02	(.86)	(.18)
Distributions from net investment income	(.09)	(.10)	(.11)
Distributions from net realized gain	(.41)	(.19)	(.12)
Total distributions	(.50)	(.29)	(.23)
Net asset value, end of period	$11.96	$8.44	$9.59
Total ReturnC,D	48.25%	(9.54)%	(1.56)%
Ratios to Average Net AssetsE,F
Expenses before reductions	1.54%G	1.53%	1.54%G,H
Expenses net of fee waivers, if any	1.54%G	1.53%	1.54%G,H
Expenses net of all reductions	1.54%G	1.53%	1.54%G,H
Net investment income (loss)	.16%	.77%	(.67)%H
Supplemental Data
Net assets, end of period (000 omitted)	$1,362	$274	$207
Portfolio turnover rateI	27%	31%	16%H

 A For the period August 31, 2018 (commencement of operations) to March 31, 2019.

 B Calculated based on average shares outstanding during the period.

 C Total returns for periods of less than one year are not annualized.

 D Total returns do not include the effect of the contingent deferred sales charge.

 E Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 G On certain classes, the size and fluctuation of net assets and expense amounts may cause ratios to differ from contractual rates.

 H Annualized

 I Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom Blend 2035 Fund

Years ended March 31,	2021	2020	2019 A
Selected Per–Share Data
Net asset value, beginning of period	$8.48	$9.61	$10.00
Income from Investment Operations
Net investment income (loss)B	.13	.17	.02
Net realized and unrealized gain (loss)	4.03	(.94)	(.15)
Total from investment operations	4.16	(.77)	(.13)
Distributions from net investment income	(.14)	(.18)	(.15)
Distributions from net realized gain	(.43)	(.19)	(.12)
Total distributions	(.57)	(.36)C	(.26)C
Net asset value, end of period	$12.07	$8.48	$9.61
Total ReturnD	49.72%	(8.68)%	(.96)%
Ratios to Average Net AssetsE,F
Expenses before reductions	.53%	.54%G	.53%H
Expenses net of fee waivers, if any	.53%	.54%G	.53%H
Expenses net of all reductions	.53%	.54%G	.53%H
Net investment income (loss)	1.17%	1.76%	.34%H
Supplemental Data
Net assets, end of period (000 omitted)	$37,661	$14,672	$984
Portfolio turnover rateI	27%	31%	16%H

 A For the period August 31, 2018 (commencement of operations) to March 31, 2019.

 B Calculated based on average shares outstanding during the period.

 C Total distributions per share do not sum due to rounding.

 D Total returns for periods of less than one year are not annualized.

 E Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 G On certain classes, the size and fluctuation of net assets and expense amounts may cause ratios to differ from contractual rates.

 H Annualized

 I Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom Blend 2035 Fund Class K

Years ended March 31,	2021	2020	2019 A
Selected Per–Share Data
Net asset value, beginning of period	$8.48	$9.61	$10.00
Income from Investment Operations
Net investment income (loss)B	.14	.19	.02
Net realized and unrealized gain (loss)	4.04	(.94)	(.15)
Total from investment operations	4.18	(.75)	(.13)
Distributions from net investment income	(.14)	(.19)	(.15)
Distributions from net realized gain	(.43)	(.19)	(.12)
Total distributions	(.57)	(.38)	(.26)C
Net asset value, end of period	$12.09	$8.48	$9.61
Total ReturnD	49.96%	(8.56)%	(.97)%
Ratios to Average Net AssetsE,F
Expenses before reductions	.43%	.43%	.43%G
Expenses net of fee waivers, if any	.43%	.43%	.43%G
Expenses net of all reductions	.43%	.43%	.43%G
Net investment income (loss)	1.27%	1.87%	.44%G
Supplemental Data
Net assets, end of period (000 omitted)	$24,728	$16,000	$99
Portfolio turnover rateH	27%	31%	16%G

 A For the period August 31, 2018 (commencement of operations) to March 31, 2019.

 B Calculated based on average shares outstanding during the period.

 C Total distributions per share do not sum due to rounding.

 D Total returns for periods of less than one year are not annualized.

 E Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 G Annualized

 H Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom Blend 2035 Fund Class K6

Years ended March 31,	2021	2020	2019 A
Selected Per–Share Data
Net asset value, beginning of period	$8.50	$9.61	$10.00
Income from Investment Operations
Net investment income (loss)B	.15	.20	.03
Net realized and unrealized gain (loss)	4.04	(.94)	(.15)
Total from investment operations	4.19	(.74)	(.12)
Distributions from net investment income	(.15)	(.18)	(.15)
Distributions from net realized gain	(.43)	(.19)	(.12)
Total distributions	(.57)C	(.37)	(.27)
Net asset value, end of period	$12.12	$8.50	$9.61
Total ReturnD	50.08%	(8.41)%	(.93)%
Ratios to Average Net AssetsE,F
Expenses before reductions	.33%	.33%	.34%G,H
Expenses net of fee waivers, if any	.33%	.33%	.34%G,H
Expenses net of all reductions	.33%	.33%	.34%G,H
Net investment income (loss)	1.37%	1.97%	.54%G
Supplemental Data
Net assets, end of period (000 omitted)	$1,067,514	$572,455	$22,910
Portfolio turnover rateI	27%	31%	16%G

 A For the period August 31, 2018 (commencement of operations) to March 31, 2019.

 B Calculated based on average shares outstanding during the period.

 C Total distributions per share do not sum due to rounding.

 D Total returns for periods of less than one year are not annualized.

 E Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 G Annualized

 H On certain classes, the size and fluctuation of net assets and expense amounts may cause ratios to differ from contractual rates.

 I Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom Blend 2035 Fund Class I

Years ended March 31,	2021	2020	2019 A
Selected Per–Share Data
Net asset value, beginning of period	$8.48	$9.61	$10.00
Income from Investment Operations
Net investment income (loss)B	.13	.18	.02
Net realized and unrealized gain (loss)	4.02	(.94)	(.15)
Total from investment operations	4.15	(.76)	(.13)
Distributions from net investment income	(.13)	(.19)	(.14)
Distributions from net realized gain	(.43)	(.19)	(.12)
Total distributions	(.56)	(.37)C	(.26)
Net asset value, end of period	$12.07	$8.48	$9.61
Total ReturnD	49.67%	(8.60)%	(1.01)%
Ratios to Average Net AssetsE,F
Expenses before reductions	.53%	.54%G	.53%H
Expenses net of fee waivers, if any	.53%	.54%G	.53%H
Expenses net of all reductions	.53%	.54%G	.53%H
Net investment income (loss)	1.17%	1.76%	.34%H
Supplemental Data
Net assets, end of period (000 omitted)	$17,238	$5,807	$108
Portfolio turnover rateI	27%	31%	16%H

 A For the period August 31, 2018 (commencement of operations) to March 31, 2019.

 B Calculated based on average shares outstanding during the period.

 C Total distributions per share do not sum due to rounding.

 D Total returns for periods of less than one year are not annualized.

 E Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 G On certain classes, the size and fluctuation of net assets and expense amounts may cause ratios to differ from contractual rates.

 H Annualized

 I Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom Blend 2035 Fund Class Z

Years ended March 31,	2021	2020	2019 A
Selected Per–Share Data
Net asset value, beginning of period	$8.49	$9.61	$10.00
Income from Investment Operations
Net investment income (loss)B	.14	.19	.02
Net realized and unrealized gain (loss)	4.03	(.94)	(.15)
Total from investment operations	4.17	(.75)	(.13)
Distributions from net investment income	(.14)	(.18)	(.15)
Distributions from net realized gain	(.43)	(.19)	(.12)
Total distributions	(.56)C	(.37)	(.26)C
Net asset value, end of period	$12.10	$8.49	$9.61
Total ReturnD	49.87%	(8.52)%	(.97)%
Ratios to Average Net AssetsE,F
Expenses before reductions	.43%	.43%	.43%G
Expenses net of fee waivers, if any	.43%	.43%	.43%G
Expenses net of all reductions	.43%	.43%	.43%G
Net investment income (loss)	1.27%	1.87%	.44%G
Supplemental Data
Net assets, end of period (000 omitted)	$345	$228	$103
Portfolio turnover rateH	27%	31%	16%G

 A For the period August 31, 2018 (commencement of operations) to March 31, 2019.

 B Calculated based on average shares outstanding during the period.

 C Total distributions per share do not sum due to rounding.

 D Total returns for periods of less than one year are not annualized.

 E Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 G Annualized

 H Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom Blend 2035 Fund Class Z6

Years ended March 31,	2021	2020	2019 A
Selected Per–Share Data
Net asset value, beginning of period	$8.50	$9.62	$10.00
Income from Investment Operations
Net investment income (loss)B	.15	.18	.03
Net realized and unrealized gain (loss)	4.03	(.93)	(.14)
Total from investment operations	4.18	(.75)	(.11)
Distributions from net investment income	(.15)	(.19)	(.15)
Distributions from net realized gain	(.43)	(.19)	(.12)
Total distributions	(.58)	(.37)C	(.27)
Net asset value, end of period	$12.10	$8.50	$9.62
Total ReturnD	49.96%	(8.48)%	(.83)%
Ratios to Average Net AssetsE,F
Expenses before reductions	.33%	.34%G	.33%H
Expenses net of fee waivers, if any	.33%	.34%G	.33%H
Expenses net of all reductions	.33%	.34%G	.33%H
Net investment income (loss)	1.37%	1.96%	.54%H
Supplemental Data
Net assets, end of period (000 omitted)	$5,730	$2,148	$99
Portfolio turnover rateI	27%	31%	16%H

 A For the period August 31, 2018 (commencement of operations) to March 31, 2019.

 B Calculated based on average shares outstanding during the period.

 C Total distributions per share do not sum due to rounding.

 D Total returns for periods of less than one year are not annualized.

 E Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 G On certain classes, the size and fluctuation of net assets and expense amounts may cause ratios to differ from contractual rates.

 H Annualized

 I Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom® Blend 2040 Fund

Investment Summary (Unaudited)

The information in the following tables is based on the direct investments of the Fund.

Top Holdings as of March 31, 2021

% of fund's net assets
Fidelity Series Large Cap Value Index Fund	14.5
Fidelity Series Emerging Markets Opportunities Fund	14.3
Fidelity Series Blue Chip Growth Fund	11.0
Fidelity Series Large Cap Stock Fund	7.6
Fidelity Series Large Cap Growth Index Fund	6.9
Fidelity Series International Growth Fund	6.0
Fidelity Series Overseas Fund	6.0
Fidelity Series International Value Fund	5.9
Fidelity Series Value Discovery Fund	5.3
Fidelity Series Small Cap Opportunities Fund	3.7
81.2

Asset Allocation (% of fund's net assets)

Period end
Domestic Equity Funds	51.8%
International Equity Funds	40.8%
Bond Funds	6.6%
Short-Term Funds	0.8%

Domestic Equity Funds category includes Fidelity Series Commodity Strategy Fund which invests in commodity-related investments.

Fidelity Freedom® Blend 2040 Fund

Schedule of Investments March 31, 2021

Showing Percentage of Net Assets

Domestic Equity Funds - 51.8%
	Shares	Value
Fidelity Series Blue Chip Growth Fund (a)	6,609,110	$115,064,605
Fidelity Series Commodity Strategy Fund (a)	5,925,188	29,033,424
Fidelity Series Large Cap Growth Index Fund (a)	4,603,165	72,637,944
Fidelity Series Large Cap Stock Fund (a)	4,300,639	79,346,798
Fidelity Series Large Cap Value Index Fund (a)	10,317,869	151,569,490
Fidelity Series Small Cap Opportunities Fund (a)	2,162,630	38,321,805
Fidelity Series Value Discovery Fund (a)	3,517,830	56,003,861
TOTAL DOMESTIC EQUITY FUNDS
(Cost $440,830,458)		541,977,927

International Equity Funds - 40.8%
Fidelity Series Canada Fund (a)	1,981,573	25,304,685
Fidelity Series Emerging Markets Fund (a)	1,423,307	16,638,463
Fidelity Series Emerging Markets Opportunities Fund (a)	5,829,315	149,580,233
Fidelity Series International Growth Fund (a)	3,475,241	62,345,828
Fidelity Series International Index Fund (a)	2,224,513	25,982,313
Fidelity Series International Small Cap Fund (a)	1,075,747	22,289,484
Fidelity Series International Value Fund (a)	5,733,601	62,209,570
Fidelity Series Overseas Fund (a)	4,943,410	62,336,403
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $346,539,135)		426,686,979

Bond Funds - 6.6%
Fidelity Series Corporate Bond Fund (a)	10,564	114,625
Fidelity Series Emerging Markets Debt Fund (a)	630,138	5,721,650
Fidelity Series Emerging Markets Debt Local Currency Fund (a)	190,870	1,912,521
Fidelity Series Floating Rate High Income Fund (a)	125,428	1,152,680
Fidelity Series Government Bond Index Fund (a)	13,405	140,347
Fidelity Series High Income Fund (a)	707,856	6,639,688
Fidelity Series Inflation-Protected Bond Index Fund (a)	1,945,799	20,897,886
Fidelity Series Investment Grade Bond Fund (a)	13,695	157,899
Fidelity Series Investment Grade Securitized Fund (a)	10,671	109,909
Fidelity Series Long-Term Treasury Bond Index Fund (a)	3,623,430	28,625,097
Fidelity Series Real Estate Income Fund (a)	359,981	3,977,790
TOTAL BOND FUNDS
(Cost $72,211,882)		69,450,092

Short-Term Funds - 0.8%
Fidelity Series Government Money Market Fund 0.08% (a)(b)	2,710,652	2,710,652
Fidelity Series Short-Term Credit Fund (a)	131,496	1,337,314
Fidelity Series Treasury Bill Index Fund (a)	430,706	4,307,063
TOTAL SHORT-TERM FUNDS
(Cost $8,334,335)		8,355,029
TOTAL INVESTMENT IN SECURITIES - 100.0%
(Cost $867,915,810)		1,046,470,027
NET OTHER ASSETS (LIABILITIES) - 0.0%		(295,949)
NET ASSETS - 100%		$1,046,174,078

Legend

 (a) Affiliated Fund

 (b) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds

Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds, excluding any Money Market Central Funds, is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur.

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Fidelity Series Blue Chip Growth Fund	$53,295,544	$62,246,856	$23,599,036	$30,489,256	$2,129,826	$20,991,415	$115,064,605
Fidelity Series Canada Fund	12,765,429	7,318,089	2,662,696	443,673	(131,806)	8,015,669	25,304,685
Fidelity Series Commodity Strategy Fund	18,602,659	11,710,447	7,223,995	94,285	(492,616)	6,436,929	29,033,424
Fidelity Series Corporate Bond Fund	164,811	65,680	117,813	3,513	(9,537)	11,484	114,625
Fidelity Series Emerging Markets Debt Fund	3,735,342	2,163,640	666,046	237,212	(11,303)	500,017	5,721,650
Fidelity Series Emerging Markets Debt Local Currency Fund	--	2,012,576	76,319	24,590	(842)	(22,894)	1,912,521
Fidelity Series Emerging Markets Fund	6,612,327	5,809,335	1,391,995	203,785	49,739	5,559,057	16,638,463
Fidelity Series Emerging Markets Opportunities Fund	60,871,006	51,307,125	12,188,714	3,882,641	274,899	49,315,917	149,580,233
Fidelity Series Floating Rate High Income Fund	829,033	366,068	172,198	45,282	(1,295)	131,072	1,152,680
Fidelity Series Government Bond Index Fund	251,199	72,210	174,367	3,120	(300)	(8,395)	140,347
Fidelity Series Government Money Market Fund 0.08%	5,078,540	11,224,649	13,592,537	4,745	--	--	2,710,652
Fidelity Series High Income Fund	4,206,121	2,332,916	533,151	303,728	(982)	634,784	6,639,688
Fidelity Series Inflation-Protected Bond Index Fund	12,505,366	10,163,962	2,652,062	231,368	(11,604)	892,224	20,897,886
Fidelity Series International Growth Fund	37,076,431	26,941,081	10,937,110	7,784,924	22,784	9,242,642	62,345,828
Fidelity Series International Index Fund	14,568,713	6,638,575	2,029,130	438,412	(23,773)	6,827,928	25,982,313
Fidelity Series International Small Cap Fund	11,048,153	5,245,151	773,359	163,128	51,050	6,718,489	22,289,484
Fidelity Series International Value Fund	35,647,691	17,313,341	11,103,753	1,530,300	129,291	20,223,000	62,209,570
Fidelity Series Investment Grade Bond Fund	248,523	88,084	176,024	7,509	(6,570)	3,886	157,899
Fidelity Series Investment Grade Securitized Fund	172,200	61,811	121,568	2,674	(64)	(2,470)	109,909
Fidelity Series Large Cap Growth Index Fund	39,786,276	23,434,568	14,304,802	1,851,434	1,156,377	22,565,525	72,637,944
Fidelity Series Large Cap Stock Fund	41,404,147	25,390,400	13,647,167	3,601,116	317,520	25,881,898	79,346,798
Fidelity Series Large Cap Value Index Fund	76,703,329	46,948,946	20,147,115	2,781,346	514,436	47,549,894	151,569,490
Fidelity Series Long-Term Treasury Bond Index Fund	14,013,171	25,621,408	4,880,033	2,189,960	20,211	(6,149,660)	28,625,097
Fidelity Series Overseas Fund	35,484,619	19,934,290	10,324,722	621,733	(350,700)	17,592,916	62,336,403
Fidelity Series Real Estate Income Fund	2,292,455	1,123,971	252,391	200,636	(205)	813,960	3,977,790
Fidelity Series Short-Term Credit Fund	1,321,969	522,305	544,372	31,897	(1,682)	39,094	1,337,314
Fidelity Series Small Cap Opportunities Fund	20,518,813	10,496,030	8,720,619	694,576	469,112	15,558,469	38,321,805
Fidelity Series Treasury Bill Index Fund	14,573,808	381,788	10,592,751	63,627	(25,051)	(30,731)	4,307,063
Fidelity Series Value Discovery Fund	24,063,777	20,413,756	7,047,237	1,062,530	140,775	18,432,790	56,003,861
	$547,841,452	$397,349,058	$180,653,082	$58,993,000	$4,207,690	$277,724,909	$1,046,470,027

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of March 31, 2021, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Domestic Equity Funds	$541,977,927	$541,977,927	$--	$--
International Equity Funds	426,686,979	426,686,979	--	--
Bond Funds	69,450,092	69,450,092	--	--
Short-Term Funds	8,355,029	8,355,029	--	--
Total Investments in Securities:	$1,046,470,027	$1,046,470,027	$--	$--

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom® Blend 2040 Fund

Financial Statements

Statement of Assets and Liabilities

		March 31, 2021
Assets
Investment in securities, at value — See accompanying schedule:
Affiliated issuers (cost $867,915,810)	$1,046,470,027
Total Investment in Securities (cost $867,915,810)		$1,046,470,027
Cash		255
Receivable for investments sold		8,350,927
Receivable for fund shares sold		1,249,308
Total assets		1,056,070,517
Liabilities
Payable for investments purchased	$9,479,618
Payable for fund shares redeemed	120,018
Accrued management fee	294,712
Distribution and service plan fees payable	2,091
Total liabilities		9,896,439
Net Assets		$1,046,174,078
Net Assets consist of:
Paid in capital		$846,491,361
Total accumulated earnings (loss)		199,682,717
Net Assets		$1,046,174,078
Net Asset Value and Maximum Offering Price
Class A:
Net Asset Value and redemption price per share ($2,843,490 ÷ 232,356 shares)(a)		$12.24
Maximum offering price per share (100/94.25 of $12.24)		$12.99
Class M:
Net Asset Value and redemption price per share ($853,347 ÷ 69,744 shares)(a)		$12.24
Maximum offering price per share (100/96.50 of $12.24)		$12.68
Class C:
Net Asset Value and offering price per share ($1,450,656 ÷ 119,437 shares)(a)		$12.15
Fidelity Freedom Blend 2040 Fund:
Net Asset Value, offering price and redemption price per share ($33,442,041 ÷ 2,723,591 shares)		$12.28
Class K:
Net Asset Value, offering price and redemption price per share ($19,429,482 ÷ 1,579,500 shares)		$12.30
Class K6:
Net Asset Value, offering price and redemption price per share ($972,866,710 ÷ 78,921,033 shares)		$12.33
Class I:
Net Asset Value, offering price and redemption price per share ($11,758,773 ÷ 957,614 shares)		$12.28
Class Z:
Net Asset Value, offering price and redemption price per share ($138,392 ÷ 11,225 shares)		$12.33
Class Z6:
Net Asset Value, offering price and redemption price per share ($3,391,187 ÷ 275,109 shares)		$12.33

 (a) Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Year ended March 31, 2021
Investment Income
Dividends:
Affiliated issuers		$13,693,916
Expenses
Management fee	$2,853,440
Distribution and service plan fees	17,249
Independent trustees' fees and expenses	2,231
Total expenses before reductions	2,872,920
Expense reductions	(1)
Total expenses after reductions		2,872,919
Net investment income (loss)		10,820,997
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Affiliated issuers	4,207,690
Capital gain distributions from underlying funds:
Affiliated issuers	45,299,084
Total net realized gain (loss)		49,506,774
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Affiliated issuers	277,724,909
Total change in net unrealized appreciation (depreciation)		277,724,909
Net gain (loss)		327,231,683
Net increase (decrease) in net assets resulting from operations		$338,052,680

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Year ended March 31, 2021	Year ended March 31, 2020
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$10,820,997	$10,143,182
Net realized gain (loss)	49,506,774	14,434,632
Change in net unrealized appreciation (depreciation)	277,724,909	(100,419,627)
Net increase (decrease) in net assets resulting from operations	338,052,680	(75,841,813)
Distributions to shareholders	(43,566,869)	(20,176,064)
Share transactions - net increase (decrease)	203,854,475	627,158,598
Total increase (decrease) in net assets	498,340,286	531,140,721
Net Assets
Beginning of period	547,833,792	16,693,071
End of period	$1,046,174,078	$547,833,792

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Freedom Blend 2040 Fund Class A

Years ended March 31,	2021	2020	2019 A
Selected Per–Share Data
Net asset value, beginning of period	$8.27	$9.55	$10.00
Income from Investment Operations
Net investment income (loss)B	.10	.15	–C
Net realized and unrealized gain (loss)	4.43	(1.09)	(.17)
Total from investment operations	4.53	(.94)	(.17)
Distributions from net investment income	(.13)	(.17)	(.14)
Distributions from net realized gain	(.43)	(.17)	(.14)
Total distributions	(.56)	(.34)	(.28)
Net asset value, end of period	$12.24	$8.27	$9.55
Total ReturnD,E,F	55.55%	(10.57)%	(1.39)%
Ratios to Average Net AssetsG,H
Expenses before reductions	.79%	.79%	.80%I,J
Expenses net of fee waivers, if any	.79%	.79%	.80%I,J
Expenses net of all reductions	.79%	.79%	.80%I,J
Net investment income (loss)	.89%	1.48%	.01%I
Supplemental Data
Net assets, end of period (000 omitted)	$2,843	$695	$255
Portfolio turnover rateK	23%	27%	17%I

 A For the period August 31, 2018 (commencement of operations) to March 31, 2019.

 B Calculated based on average shares outstanding during the period.

 C Amount represents less than $.005 per share.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Total returns do not include the effect of the sales charges.

 G Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 I Annualized

 J On certain classes, the size and fluctuation of net assets and expense amounts may cause ratios to differ from contractual rates.

 K Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom Blend 2040 Fund Class M

Years ended March 31,	2021	2020	2019 A
Selected Per–Share Data
Net asset value, beginning of period	$8.28	$9.55	$10.00
Income from Investment Operations
Net investment income (loss)B	.07	.12	(.01)
Net realized and unrealized gain (loss)	4.43	(1.08)	(.18)
Total from investment operations	4.50	(.96)	(.19)
Distributions from net investment income	(.11)	(.14)	(.12)
Distributions from net realized gain	(.43)	(.17)	(.14)
Total distributions	(.54)	(.31)	(.26)
Net asset value, end of period	$12.24	$8.28	$9.55
Total ReturnC,D,E	55.06%	(10.74)%	(1.59)%
Ratios to Average Net AssetsF,G
Expenses before reductions	1.04%	1.04%	1.04%H
Expenses net of fee waivers, if any	1.04%	1.04%	1.04%H
Expenses net of all reductions	1.04%	1.04%	1.04%H
Net investment income (loss)	.64%	1.23%	(.23)%H
Supplemental Data
Net assets, end of period (000 omitted)	$853	$318	$131
Portfolio turnover rateI	23%	27%	17%H

 A For the period August 31, 2018 (commencement of operations) to March 31, 2019.

 B Calculated based on average shares outstanding during the period.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Total returns do not include the effect of the sales charges.

 F Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 H Annualized

 I Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom Blend 2040 Fund Class C

Years ended March 31,	2021	2020	2019 A
Selected Per–Share Data
Net asset value, beginning of period	$8.25	$9.54	$10.00
Income from Investment Operations
Net investment income (loss)B	.02	.07	(.04)
Net realized and unrealized gain (loss)	4.39	(1.07)	(.18)
Total from investment operations	4.41	(1.00)	(.22)
Distributions from net investment income	(.09)	(.12)	(.11)
Distributions from net realized gain	(.43)	(.17)	(.14)
Total distributions	(.51)C	(.29)	(.24)C
Net asset value, end of period	$12.15	$8.25	$9.54
Total ReturnD,E,F	54.23%	(11.10)%	(1.88)%
Ratios to Average Net AssetsG,H
Expenses before reductions	1.55%I	1.54%	1.55%I,J
Expenses net of fee waivers, if any	1.55%I	1.54%	1.55%I,J
Expenses net of all reductions	1.55%I	1.54%	1.55%I,J
Net investment income (loss)	.14%	.73%	(.74)%J
Supplemental Data
Net assets, end of period (000 omitted)	$1,451	$357	$208
Portfolio turnover rateK	23%	27%	17%J

 A For the period August 31, 2018 (commencement of operations) to March 31, 2019.

 B Calculated based on average shares outstanding during the period.

 C Total distributions per share do not sum due to rounding.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Total returns do not include the effect of the contingent deferred sales charge.

 G Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 I On certain classes, the size and fluctuation of net assets and expense amounts may cause ratios to differ from contractual rates.

 J Annualized

 K Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom Blend 2040 Fund

Years ended March 31,	2021	2020	2019 A
Selected Per–Share Data
Net asset value, beginning of period	$8.29	$9.55	$10.00
Income from Investment Operations
Net investment income (loss)B	.12	.16	.01
Net realized and unrealized gain (loss)	4.44	(1.06)	(.18)
Total from investment operations	4.56	(.90)	(.17)
Distributions from net investment income	(.14)	(.18)	(.14)
Distributions from net realized gain	(.44)	(.17)	(.14)
Total distributions	(.57)C	(.36)C	(.28)
Net asset value, end of period	$12.28	$8.29	$9.55
Total ReturnD,E	55.89%	(10.24)%	(1.35)%
Ratios to Average Net AssetsF,G
Expenses before reductions	.54%	.55%H	.54%I
Expenses net of fee waivers, if any	.54%	.55%H	.54%I
Expenses net of all reductions	.54%	.55%H	.54%I
Net investment income (loss)	1.14%	1.72%	.27%I
Supplemental Data
Net assets, end of period (000 omitted)	$33,442	$15,147	$590
Portfolio turnover rateJ	23%	27%	17%I

 A For the period August 31, 2018 (commencement of operations) to March 31, 2019.

 B Calculated based on average shares outstanding during the period.

 C Total distributions per share do not sum due to rounding.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 H On certain classes, the size and fluctuation of net assets and expense amounts may cause ratios to differ from contractual rates.

 I Annualized

 J Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom Blend 2040 Fund Class K

Years ended March 31,	2021	2020	2019 A
Selected Per–Share Data
Net asset value, beginning of period	$8.30	$9.57	$10.00
Income from Investment Operations
Net investment income (loss)B	.13	.18	.02
Net realized and unrealized gain (loss)	4.45	(1.08)	(.17)
Total from investment operations	4.58	(.90)	(.15)
Distributions from net investment income	(.14)	(.19)	(.14)
Distributions from net realized gain	(.43)	(.17)	(.14)
Total distributions	(.58)C	(.37)C	(.28)
Net asset value, end of period	$12.30	$8.30	$9.57
Total ReturnD,E	55.97%	(10.22)%	(1.19)%
Ratios to Average Net AssetsF,G
Expenses before reductions	.44%	.44%	.44%H
Expenses net of fee waivers, if any	.44%	.44%	.44%H
Expenses net of all reductions	.44%	.44%	.44%H
Net investment income (loss)	1.24%	1.83%	.37%H
Supplemental Data
Net assets, end of period (000 omitted)	$19,429	$15,212	$99
Portfolio turnover rateI	23%	27%	17%H

 A For the period August 31, 2018 (commencement of operations) to March 31, 2019.

 B Calculated based on average shares outstanding during the period.

 C Total distributions per share do not sum due to rounding.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 H Annualized

 I Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom Blend 2040 Fund Class K6

Years ended March 31,	2021	2020	2019 A
Selected Per–Share Data
Net asset value, beginning of period	$8.32	$9.57	$10.00
Income from Investment Operations
Net investment income (loss)B	.15	.19	.02
Net realized and unrealized gain (loss)	4.45	(1.08)	(.17)
Total from investment operations	4.60	(.89)	(.15)
Distributions from net investment income	(.15)	(.18)	(.14)
Distributions from net realized gain	(.44)	(.18)	(.14)
Total distributions	(.59)	(.36)	(.28)
Net asset value, end of period	$12.33	$8.32	$9.57
Total ReturnC,D	56.11%	(10.07)%	(1.14)%
Ratios to Average Net AssetsE,F
Expenses before reductions	.34%	.34%	.35%G,H
Expenses net of fee waivers, if any	.34%	.34%	.35%G,H
Expenses net of all reductions	.34%	.34%	.35%G,H
Net investment income (loss)	1.34%	1.93%	.46%G
Supplemental Data
Net assets, end of period (000 omitted)	$972,867	$510,439	$14,956
Portfolio turnover rateI	23%	27%	17%G

 A For the period August 31, 2018 (commencement of operations) to March 31, 2019.

 B Calculated based on average shares outstanding during the period.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 G Annualized

 H On certain classes, the size and fluctuation of net assets and expense amounts may cause ratios to differ from contractual rates.

 I Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom Blend 2040 Fund Class I

Years ended March 31,	2021	2020	2019 A
Selected Per–Share Data
Net asset value, beginning of period	$8.30	$9.56	$10.00
Income from Investment Operations
Net investment income (loss)B	.12	.17	.01
Net realized and unrealized gain (loss)	4.44	(1.07)	(.18)
Total from investment operations	4.56	(.90)	(.17)
Distributions from net investment income	(.14)	(.19)	(.14)
Distributions from net realized gain	(.44)	(.17)	(.14)
Total distributions	(.58)	(.36)	(.27)C
Net asset value, end of period	$12.28	$8.30	$9.56
Total ReturnD,E	55.73%	(10.17)%	(1.33)%
Ratios to Average Net AssetsF,G
Expenses before reductions	.54%	.55%H	.54%I
Expenses net of fee waivers, if any	.54%	.55%H	.54%I
Expenses net of all reductions	.54%	.55%H	.54%I
Net investment income (loss)	1.14%	1.73%	.27%I
Supplemental Data
Net assets, end of period (000 omitted)	$11,759	$4,049	$100
Portfolio turnover rateJ	23%	27%	17%I

 A For the period August 31, 2018 (commencement of operations) to March 31, 2019.

 B Calculated based on average shares outstanding during the period.

 C Total distributions per share do not sum due to rounding.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 H On certain classes, the size and fluctuation of net assets and expense amounts may cause ratios to differ from contractual rates.

 I Annualized

 J Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom Blend 2040 Fund Class Z

Years ended March 31,	2021	2020	2019 A
Selected Per–Share Data
Net asset value, beginning of period	$8.32	$9.57	$10.00
Income from Investment Operations
Net investment income (loss)B	.13	.18	.02
Net realized and unrealized gain (loss)	4.45	(1.08)	(.17)
Total from investment operations	4.58	(.90)	(.15)
Distributions from net investment income	(.14)	(.17)	(.14)
Distributions from net realized gain	(.43)	(.17)	(.14)
Total distributions	(.57)	(.35)C	(.28)
Net asset value, end of period	$12.33	$8.32	$9.57
Total ReturnD,E	55.93%	(10.17)%	(1.19)%
Ratios to Average Net AssetsF,G
Expenses before reductions	.44%	.44%	.44%H
Expenses net of fee waivers, if any	.44%	.44%	.44%H
Expenses net of all reductions	.44%	.44%	.44%H
Net investment income (loss)	1.24%	1.83%	.37%H
Supplemental Data
Net assets, end of period (000 omitted)	$138	$89	$99
Portfolio turnover rateI	23%	27%	17%H

 A For the period August 31, 2018 (commencement of operations) to March 31, 2019.

 B Calculated based on average shares outstanding during the period.

 C Total distributions per share do not sum due to rounding.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 H Annualized

 I Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom Blend 2040 Fund Class Z6

Years ended March 31,	2021	2020	2019 A
Selected Per–Share Data
Net asset value, beginning of period	$8.32	$9.57	$10.00
Income from Investment Operations
Net investment income (loss)B	.15	.18	.03
Net realized and unrealized gain (loss)	4.46	(1.08)	(.18)
Total from investment operations	4.61	(.90)	(.15)
Distributions from net investment income	(.16)	(.18)	(.14)
Distributions from net realized gain	(.44)	(.17)	(.14)
Total distributions	(.60)	(.35)	(.28)
Net asset value, end of period	$12.33	$8.32	$9.57
Total ReturnC,D	56.23%	(10.14)%	(1.14)%
Ratios to Average Net AssetsE,F
Expenses before reductions	.34%	.35%G	.34%H
Expenses net of fee waivers, if any	.34%	.35%G	.34%H
Expenses net of all reductions	.34%	.35%G	.34%H
Net investment income (loss)	1.34%	1.92%	.47%H
Supplemental Data
Net assets, end of period (000 omitted)	$3,391	$1,528	$256
Portfolio turnover rateI	23%	27%	17%H

 A For the period August 31, 2018 (commencement of operations) to March 31, 2019.

 B Calculated based on average shares outstanding during the period.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 G On certain classes, the size and fluctuation of net assets and expense amounts may cause ratios to differ from contractual rates.

 H Annualized

 I Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom® Blend 2045 Fund

Investment Summary (Unaudited)

The information in the following tables is based on the direct investments of the Fund.

Top Holdings as of March 31, 2021

% of fund's net assets
Fidelity Series Large Cap Value Index Fund	14.5
Fidelity Series Emerging Markets Opportunities Fund	14.3
Fidelity Series Blue Chip Growth Fund	11.0
Fidelity Series Large Cap Stock Fund	7.6
Fidelity Series Large Cap Growth Index Fund	6.9
Fidelity Series International Growth Fund	6.0
Fidelity Series Overseas Fund	6.0
Fidelity Series International Value Fund	5.9
Fidelity Series Value Discovery Fund	5.3
Fidelity Series Small Cap Opportunities Fund	3.7
81.2

Asset Allocation (% of fund's net assets)

Period end
Domestic Equity Funds	51.8%
International Equity Funds	40.8%
Bond Funds	6.6%
Short-Term Funds	0.8%

Domestic Equity Funds category includes Fidelity Series Commodity Strategy Fund which invests in commodity-related investments.

Fidelity Freedom® Blend 2045 Fund

Schedule of Investments March 31, 2021

Showing Percentage of Net Assets

Domestic Equity Funds - 51.8%
	Shares	Value
Fidelity Series Blue Chip Growth Fund (a)	5,635,242	$98,109,560
Fidelity Series Commodity Strategy Fund (a)	5,052,088	24,755,229
Fidelity Series Large Cap Growth Index Fund (a)	3,924,892	61,934,791
Fidelity Series Large Cap Stock Fund (a)	3,666,947	67,655,175
Fidelity Series Large Cap Value Index Fund (a)	8,797,550	129,236,009
Fidelity Series Small Cap Opportunities Fund (a)	1,843,962	32,675,014
Fidelity Series Value Discovery Fund (a)	2,999,485	47,751,795
TOTAL DOMESTIC EQUITY FUNDS
(Cost $375,586,652)		462,117,573

International Equity Funds - 40.8%
Fidelity Series Canada Fund (a)	1,689,591	21,576,071
Fidelity Series Emerging Markets Fund (a)	1,213,587	14,186,827
Fidelity Series Emerging Markets Opportunities Fund (a)	4,970,394	127,540,316
Fidelity Series International Growth Fund (a)	2,963,241	53,160,536
Fidelity Series International Index Fund (a)	1,896,727	22,153,774
Fidelity Series International Small Cap Fund (a)	917,306	19,006,573
Fidelity Series International Value Fund (a)	4,888,448	53,039,664
Fidelity Series Overseas Fund (a)	4,214,983	53,150,937
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $295,053,082)		363,814,698

Bond Funds - 6.6%
Fidelity Series Corporate Bond Fund (a)	9,007	97,731
Fidelity Series Emerging Markets Debt Fund (a)	537,294	4,878,628
Fidelity Series Emerging Markets Debt Local Currency Fund (a)	162,744	1,630,700
Fidelity Series Floating Rate High Income Fund (a)	106,947	982,840
Fidelity Series Government Bond Index Fund (a)	11,447	119,850
Fidelity Series High Income Fund (a)	603,558	5,661,375
Fidelity Series Inflation-Protected Bond Index Fund (a)	1,659,087	17,818,592
Fidelity Series Investment Grade Bond Fund (a)	11,661	134,456
Fidelity Series Investment Grade Securitized Fund (a)	9,098	93,712
Fidelity Series Long-Term Treasury Bond Index Fund (a)	3,089,537	24,407,341
Fidelity Series Real Estate Income Fund (a)	306,938	3,391,662
TOTAL BOND FUNDS
(Cost $61,576,421)		59,216,887

Short-Term Funds - 0.8%
Fidelity Series Government Money Market Fund 0.08% (a)(b)	2,311,226	2,311,226
Fidelity Series Short-Term Credit Fund (a)	112,122	1,140,277
Fidelity Series Treasury Bill Index Fund (a)	367,241	3,672,409
TOTAL SHORT-TERM FUNDS
(Cost $7,106,554)		7,123,912
TOTAL INVESTMENT IN SECURITIES - 100.0%
(Cost $739,322,709)		892,273,070
NET OTHER ASSETS (LIABILITIES) - 0.0%		(229,686)
NET ASSETS - 100%		$892,043,384

Legend

 (a) Affiliated Fund

 (b) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$5
Total	$5

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable.

Affiliated Underlying Funds

Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds, excluding any Money Market Central Funds, is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur.

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Fidelity Series Blue Chip Growth Fund	$45,398,547	$53,609,222	$20,643,497	$26,009,934	$1,908,452	$17,836,836	$98,109,560
Fidelity Series Canada Fund	10,877,362	6,313,947	2,365,804	378,380	(118,117)	6,868,683	21,576,071
Fidelity Series Commodity Strategy Fund	15,847,876	10,077,752	6,234,274	80,533	(421,300)	5,485,175	24,755,229
Fidelity Series Corporate Bond Fund	139,934	56,316	100,177	2,998	(8,068)	9,726	97,731
Fidelity Series Emerging Markets Debt Fund	3,182,890	1,879,467	601,517	202,355	(9,335)	427,123	4,878,628
Fidelity Series Emerging Markets Debt Local Currency Fund	--	1,726,498	75,699	21,003	(430)	(19,669)	1,630,700
Fidelity Series Emerging Markets Fund	5,633,587	5,010,729	1,245,458	173,775	51,477	4,736,492	14,186,827
Fidelity Series Emerging Markets Opportunities Fund	51,858,394	44,338,533	11,008,539	3,310,868	289,913	42,062,015	127,540,316
Fidelity Series Floating Rate High Income Fund	706,212	320,588	154,977	38,618	(1,186)	112,203	982,840
Fidelity Series Government Bond Index Fund	213,162	62,046	147,915	2,662	(247)	(7,196)	119,850
Fidelity Series Government Money Market Fund 0.08%	4,354,063	9,471,656	11,514,493	4,110	--	--	2,311,226
Fidelity Series High Income Fund	3,582,891	2,026,852	490,482	259,051	(558)	542,672	5,661,375
Fidelity Series Inflation-Protected Bond Index Fund	10,644,373	8,739,528	2,314,325	197,362	(8,384)	757,400	17,818,592
Fidelity Series International Growth Fund	31,568,620	23,178,550	9,508,506	6,636,902	(1,610)	7,923,482	53,160,536
Fidelity Series International Index Fund	12,407,656	5,769,424	1,847,476	373,811	(11,793)	5,835,963	22,153,774
Fidelity Series International Small Cap Fund	9,400,796	4,578,710	755,668	139,117	48,071	5,734,664	19,006,573
Fidelity Series International Value Fund	30,343,617	15,005,528	9,747,765	1,304,765	31,902	17,406,382	53,039,664
Fidelity Series Investment Grade Bond Fund	211,130	75,811	150,177	6,412	(5,561)	3,253	134,456
Fidelity Series Investment Grade Securitized Fund	146,201	53,062	103,382	2,282	(51)	(2,118)	93,712
Fidelity Series Large Cap Growth Index Fund	33,894,819	20,322,106	12,518,935	1,585,336	1,013,785	19,223,016	61,934,791
Fidelity Series Large Cap Stock Fund	35,267,491	21,873,811	11,933,800	3,061,078	282,519	22,165,154	67,655,175
Fidelity Series Large Cap Value Index Fund	65,339,354	40,480,362	17,735,644	2,371,839	414,794	40,737,143	129,236,009
Fidelity Series Long-Term Treasury Bond Index Fund	11,941,249	21,975,086	4,249,243	1,880,944	(2,825)	(5,256,926)	24,407,341
Fidelity Series Overseas Fund	30,281,498	17,214,799	9,081,517	530,066	(307,363)	15,043,520	53,150,937
Fidelity Series Real Estate Income Fund	1,952,890	981,002	238,732	171,219	(1,445)	697,947	3,391,662
Fidelity Series Short-Term Credit Fund	1,109,555	460,092	460,687	26,807	(1,384)	32,701	1,140,277
Fidelity Series Small Cap Opportunities Fund	17,479,666	9,219,840	7,731,424	592,376	409,769	13,297,163	32,675,014
Fidelity Series Treasury Bill Index Fund	12,403,593	323,816	9,007,439	54,216	(21,418)	(26,143)	3,672,409
Fidelity Series Value Discovery Fund	20,499,714	17,657,791	6,287,289	906,079	131,580	15,749,999	47,751,795
	$466,687,140	$342,802,924	$158,254,841	$50,324,898	$3,661,187	$237,376,660	$892,273,070

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of March 31, 2021, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Domestic Equity Funds	$462,117,573	$462,117,573	$--	$--
International Equity Funds	363,814,698	363,814,698	--	--
Bond Funds	59,216,887	59,216,887	--	--
Short-Term Funds	7,123,912	7,123,912	--	--
Total Investments in Securities:	$892,273,070	$892,273,070	$--	$--

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom® Blend 2045 Fund

Financial Statements

Statement of Assets and Liabilities

		March 31, 2021
Assets
Investment in securities, at value — See accompanying schedule:
Affiliated issuers (cost $739,322,709)	$892,273,070
Total Investment in Securities (cost $739,322,709)		$892,273,070
Cash		252
Receivable for investments sold		7,034,068
Receivable for fund shares sold		1,393,683
Total assets		900,701,073
Liabilities
Payable for investments purchased	$8,245,280
Payable for fund shares redeemed	158,713
Accrued management fee	251,611
Distribution and service plan fees payable	2,085
Total liabilities		8,657,689
Net Assets		$892,043,384
Net Assets consist of:
Paid in capital		$721,085,261
Total accumulated earnings (loss)		170,958,123
Net Assets		$892,043,384
Net Asset Value and Maximum Offering Price
Class A:
Net Asset Value and redemption price per share ($1,963,337 ÷ 160,115 shares)(a)		$12.26
Maximum offering price per share (100/94.25 of $12.26)		$13.01
Class M:
Net Asset Value and redemption price per share ($1,787,413 ÷ 146,113 shares)(a)		$12.23
Maximum offering price per share (100/96.50 of $12.23)		$12.67
Class C:
Net Asset Value and offering price per share ($1,150,885 ÷ 94,667 shares)(a)		$12.16
Fidelity Freedom Blend 2045 Fund:
Net Asset Value, offering price and redemption price per share ($23,283,482 ÷ 1,894,764 shares)		$12.29
Class K:
Net Asset Value, offering price and redemption price per share ($20,124,935 ÷ 1,636,434 shares)		$12.30
Class K6:
Net Asset Value, offering price and redemption price per share ($828,827,294 ÷ 67,219,583 shares)		$12.33
Class I:
Net Asset Value, offering price and redemption price per share ($10,353,675 ÷ 843,241 shares)		$12.28
Class Z:
Net Asset Value, offering price and redemption price per share ($329,013 ÷ 26,686 shares)		$12.33
Class Z6:
Net Asset Value, offering price and redemption price per share ($4,223,350 ÷ 342,882 shares)		$12.32

 (a) Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Year ended March 31, 2021
Investment Income
Dividends:
Affiliated issuers		$11,675,016
Income from Fidelity Central Funds		5
Total income		11,675,021
Expenses
Management fee	$2,432,805
Distribution and service plan fees	18,595
Independent trustees' fees and expenses	1,902
Total expenses before reductions	2,453,302
Expense reductions	(1)
Total expenses after reductions		2,453,301
Net investment income (loss)		9,221,720
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Affiliated issuers	3,661,187
Capital gain distributions from underlying funds:
Affiliated issuers	38,649,882
Total net realized gain (loss)		42,311,069
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Affiliated issuers	237,376,660
Total change in net unrealized appreciation (depreciation)		237,376,660
Net gain (loss)		279,687,729
Net increase (decrease) in net assets resulting from operations		$288,909,449

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Year ended March 31, 2021	Year ended March 31, 2020
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$9,221,720	$8,616,466
Net realized gain (loss)	42,311,069	12,039,211
Change in net unrealized appreciation (depreciation)	237,376,660	(84,989,975)
Net increase (decrease) in net assets resulting from operations	288,909,449	(64,334,298)
Distributions to shareholders	(37,152,164)	(17,037,978)
Share transactions - net increase (decrease)	173,605,835	538,033,978
Total increase (decrease) in net assets	425,363,120	456,661,702
Net Assets
Beginning of period	466,680,264	10,018,562
End of period	$892,043,384	$466,680,264

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Freedom Blend 2045 Fund Class A

Years ended March 31,	2021	2020	2019 A
Selected Per–Share Data
Net asset value, beginning of period	$8.29	$9.55	$10.00
Income from Investment Operations
Net investment income (loss)B	.10	.15	.03
Net realized and unrealized gain (loss)	4.42	(1.07)	(.22)
Total from investment operations	4.52	(.92)	(.19)
Distributions from net investment income	(.12)	(.17)	(.15)
Distributions from net realized gain	(.43)	(.17)	(.11)
Total distributions	(.55)	(.34)	(.26)
Net asset value, end of period	$12.26	$8.29	$9.55
Total ReturnC,D	55.30%	(10.38)%	(1.56)%
Ratios to Average Net AssetsE,F
Expenses before reductions	.79%	.79%	.79%G
Expenses net of fee waivers, if any	.79%	.79%	.79%G
Expenses net of all reductions	.79%	.79%	.79%G
Net investment income (loss)	.89%	1.49%	.64%G
Supplemental Data
Net assets, end of period (000 omitted)	$1,963	$835	$253
Portfolio turnover rateH	23%	27%	19%G

 A For the period August 31, 2018 (commencement of operations) to March 31, 2019.

 B Calculated based on average shares outstanding during the period.

 C Total returns for periods of less than one year are not annualized.

 D Total returns do not include the effect of the sales charges.

 E Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 G Annualized

 H Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom Blend 2045 Fund Class M

Years ended March 31,	2021	2020	2019 A
Selected Per–Share Data
Net asset value, beginning of period	$8.27	$9.54	$10.00
Income from Investment Operations
Net investment income (loss)B	.07	.12	.02
Net realized and unrealized gain (loss)	4.42	(1.08)	(.22)
Total from investment operations	4.49	(.96)	(.20)
Distributions from net investment income	(.10)	(.14)	(.15)
Distributions from net realized gain	(.43)	(.17)	(.11)
Total distributions	(.53)	(.31)	(.26)
Net asset value, end of period	$12.23	$8.27	$9.54
Total ReturnC,D,E	55.04%	(10.71)%	(1.68)%
Ratios to Average Net AssetsF,G
Expenses before reductions	1.04%	1.05%H	1.04%I
Expenses net of fee waivers, if any	1.04%	1.05%H	1.04%I
Expenses net of all reductions	1.04%	1.05%H	1.04%I
Net investment income (loss)	.64%	1.23%	.39%I
Supplemental Data
Net assets, end of period (000 omitted)	$1,787	$1,120	$160
Portfolio turnover rateJ	23%	27%	19%I

 A For the period August 31, 2018 (commencement of operations) to March 31, 2019.

 B Calculated based on average shares outstanding during the period.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Total returns do not include the effect of the sales charges.

 F Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 H On certain classes, the size and fluctuation of net assets and expense amounts may cause ratios to differ from contractual rates.

 I Annualized

 J Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom Blend 2045 Fund Class C

Years ended March 31,	2021	2020	2019 A
Selected Per–Share Data
Net asset value, beginning of period	$8.26	$9.54	$10.00
Income from Investment Operations
Net investment income (loss)B	.02	.07	(.01)
Net realized and unrealized gain (loss)	4.40	(1.08)	(.21)
Total from investment operations	4.42	(1.01)	(.22)
Distributions from net investment income	(.09)	(.10)	(.13)
Distributions from net realized gain	(.42)	(.17)	(.11)
Total distributions	(.52)C	(.27)	(.24)
Net asset value, end of period	$12.16	$8.26	$9.54
Total ReturnD,E	54.21%	(11.14)%	(1.91)%
Ratios to Average Net AssetsF,G
Expenses before reductions	1.54%	1.54%	1.55%H,I
Expenses net of fee waivers, if any	1.54%	1.54%	1.55%H,I
Expenses net of all reductions	1.54%	1.54%	1.55%H,I
Net investment income (loss)	.14%	.74%	(.12)%H
Supplemental Data
Net assets, end of period (000 omitted)	$1,151	$261	$157
Portfolio turnover rateJ	23%	27%	19%H

 A For the period August 31, 2018 (commencement of operations) to March 31, 2019.

 B Calculated based on average shares outstanding during the period.

 C Total distributions per share do not sum due to rounding.

 D Total returns for periods of less than one year are not annualized.

 E Total returns do not include the effect of the contingent deferred sales charge.

 F Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 H Annualized

 I On certain classes, the size and fluctuation of net assets and expense amounts may cause ratios to differ from contractual rates.

 J Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom Blend 2045 Fund

Years ended March 31,	2021	2020	2019 A
Selected Per–Share Data
Net asset value, beginning of period	$8.30	$9.56	$10.00
Income from Investment Operations
Net investment income (loss)B	.12	.16	.05
Net realized and unrealized gain (loss)	4.44	(1.07)	(.22)
Total from investment operations	4.56	(.91)	(.17)
Distributions from net investment income	(.14)	(.18)	(.16)
Distributions from net realized gain	(.44)	(.17)	(.11)
Total distributions	(.57)C	(.35)	(.27)
Net asset value, end of period	$12.29	$8.30	$9.56
Total ReturnD	55.82%	(10.29)%	(1.31)%
Ratios to Average Net AssetsE,F
Expenses before reductions	.54%	.56%G	.55%G,H
Expenses net of fee waivers, if any	.54%	.56%G	.55%G,H
Expenses net of all reductions	.54%	.56%G	.55%G,H
Net investment income (loss)	1.14%	1.72%	.88%H
Supplemental Data
Net assets, end of period (000 omitted)	$23,283	$10,682	$748
Portfolio turnover rateI	23%	27%	19%H

 A For the period August 31, 2018 (commencement of operations) to March 31, 2019.

 B Calculated based on average shares outstanding during the period.

 C Total distributions per share do not sum due to rounding.

 D Total returns for periods of less than one year are not annualized.

 E Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 G On certain classes, the size and fluctuation of net assets and expense amounts may cause ratios to differ from contractual rates.

 H Annualized

 I Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom Blend 2045 Fund Class K

Years ended March 31,	2021	2020	2019 A
Selected Per–Share Data
Net asset value, beginning of period	$8.30	$9.56	$10.00
Income from Investment Operations
Net investment income (loss)B	.13	.18	.05
Net realized and unrealized gain (loss)	4.45	(1.07)	(.22)
Total from investment operations	4.58	(.89)	(.17)
Distributions from net investment income	(.15)	(.19)	(.16)
Distributions from net realized gain	(.43)	(.17)	(.11)
Total distributions	(.58)	(.37)C	(.27)
Net asset value, end of period	$12.30	$8.30	$9.56
Total ReturnD	56.03%	(10.14)%	(1.35)%
Ratios to Average Net AssetsE,F
Expenses before reductions	.44%	.44%	.44%G
Expenses net of fee waivers, if any	.44%	.44%	.44%G
Expenses net of all reductions	.44%	.44%	.44%G
Net investment income (loss)	1.24%	1.84%	.99%G
Supplemental Data
Net assets, end of period (000 omitted)	$20,125	$13,473	$99
Portfolio turnover rateH	23%	27%	19%G

 A For the period August 31, 2018 (commencement of operations) to March 31, 2019.

 B Calculated based on average shares outstanding during the period.

 C Total distributions per share do not sum due to rounding.

 D Total returns for periods of less than one year are not annualized.

 E Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 G Annualized

 H Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom Blend 2045 Fund Class K6

Years ended March 31,	2021	2020	2019 A
Selected Per–Share Data
Net asset value, beginning of period	$8.32	$9.57	$10.00
Income from Investment Operations
Net investment income (loss)B	.15	.19	.06
Net realized and unrealized gain (loss)	4.45	(1.08)	(.22)
Total from investment operations	4.60	(.89)	(.16)
Distributions from net investment income	(.15)	(.18)	(.16)
Distributions from net realized gain	(.44)	(.17)	(.11)
Total distributions	(.59)	(.36)C	(.27)
Net asset value, end of period	$12.33	$8.32	$9.57
Total ReturnD	56.12%	(10.10)%	(1.21)%
Ratios to Average Net AssetsE,F
Expenses before reductions	.34%	.34%	.35%G,H
Expenses net of fee waivers, if any	.34%	.34%	.35%G,H
Expenses net of all reductions	.34%	.34%	.35%G,H
Net investment income (loss)	1.34%	1.94%	1.08%G
Supplemental Data
Net assets, end of period (000 omitted)	$828,827	$435,714	$8,306
Portfolio turnover rateI	23%	27%	19%G

 A For the period August 31, 2018 (commencement of operations) to March 31, 2019.

 B Calculated based on average shares outstanding during the period.

 C Total distributions per share do not sum due to rounding.

 D Total returns for periods of less than one year are not annualized.

 E Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 G Annualized

 H On certain classes, the size and fluctuation of net assets and expense amounts may cause ratios to differ from contractual rates.

 I Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom Blend 2045 Fund Class I

Years ended March 31,	2021	2020	2019 A
Selected Per–Share Data
Net asset value, beginning of period	$8.30	$9.56	$10.00
Income from Investment Operations
Net investment income (loss)B	.12	.17	.05
Net realized and unrealized gain (loss)	4.44	(1.07)	(.22)
Total from investment operations	4.56	(.90)	(.17)
Distributions from net investment income	(.14)	(.19)	(.16)
Distributions from net realized gain	(.44)	(.17)	(.11)
Total distributions	(.58)	(.36)	(.27)
Net asset value, end of period	$12.28	$8.30	$9.56
Total ReturnC	55.74%	(10.18)%	(1.38)%
Ratios to Average Net AssetsD,E
Expenses before reductions	.54%	.55%F	.54%G
Expenses net of fee waivers, if any	.54%	.55%F	.54%G
Expenses net of all reductions	.54%	.55%F	.54%G
Net investment income (loss)	1.14%	1.74%	.89%G
Supplemental Data
Net assets, end of period (000 omitted)	$10,354	$3,395	$99
Portfolio turnover rateH	23%	27%	19%G

 A For the period August 31, 2018 (commencement of operations) to March 31, 2019.

 B Calculated based on average shares outstanding during the period.

 C Total returns for periods of less than one year are not annualized.

 D Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 F On certain classes, the size and fluctuation of net assets and expense amounts may cause ratios to differ from contractual rates.

 G Annualized

 H Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom Blend 2045 Fund Class Z

Years ended March 31,	2021	2020	2019 A
Selected Per–Share Data
Net asset value, beginning of period	$8.32	$9.56	$10.00
Income from Investment Operations
Net investment income (loss)B	.13	.18	.05
Net realized and unrealized gain (loss)	4.46	(1.08)	(.22)
Total from investment operations	4.59	(.90)	(.17)
Distributions from net investment income	(.14)	(.17)	(.16)
Distributions from net realized gain	(.43)	(.17)	(.11)
Total distributions	(.58)C	(.34)	(.27)
Net asset value, end of period	$12.33	$8.32	$9.56
Total ReturnD	55.96%	(10.10)%	(1.35)%
Ratios to Average Net AssetsE,F
Expenses before reductions	.44%	.44%	.44%G
Expenses net of fee waivers, if any	.44%	.44%	.44%G
Expenses net of all reductions	.44%	.44%	.44%G
Net investment income (loss)	1.24%	1.84%	.99%G
Supplemental Data
Net assets, end of period (000 omitted)	$329	$92	$99
Portfolio turnover rateH	23%	27%	19%G

 A For the period August 31, 2018 (commencement of operations) to March 31, 2019.

 B Calculated based on average shares outstanding during the period.

 C Total distributions per share do not sum due to rounding.

 D Total returns for periods of less than one year are not annualized.

 E Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 G Annualized

 H Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom Blend 2045 Fund Class Z6

Years ended March 31,	2021	2020	2019 A
Selected Per–Share Data
Net asset value, beginning of period	$8.32	$9.57	$10.00
Income from Investment Operations
Net investment income (loss)B	.15	.18	.06
Net realized and unrealized gain (loss)	4.45	(1.07)	(.22)
Total from investment operations	4.60	(.89)	(.16)
Distributions from net investment income	(.16)	(.19)	(.16)
Distributions from net realized gain	(.44)	(.17)	(.11)
Total distributions	(.60)	(.36)	(.27)
Net asset value, end of period	$12.32	$8.32	$9.57
Total ReturnC	56.16%	(10.10)%	(1.21)%
Ratios to Average Net AssetsD,E
Expenses before reductions	.34%	.35%F	.34%G
Expenses net of fee waivers, if any	.34%	.35%F	.34%G
Expenses net of all reductions	.34%	.35%F	.34%G
Net investment income (loss)	1.34%	1.94%	1.09%G
Supplemental Data
Net assets, end of period (000 omitted)	$4,223	$1,108	$99
Portfolio turnover rateH	23%	27%	19%G

 A For the period August 31, 2018 (commencement of operations) to March 31, 2019.

 B Calculated based on average shares outstanding during the period.

 C Total returns for periods of less than one year are not annualized.

 D Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 F On certain classes, the size and fluctuation of net assets and expense amounts may cause ratios to differ from contractual rates.

 G Annualized

 H Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom® Blend 2050 Fund

Investment Summary (Unaudited)

The information in the following tables is based on the direct investments of the Fund.

Top Holdings as of March 31, 2021

% of fund's net assets
Fidelity Series Large Cap Value Index Fund	14.5
Fidelity Series Emerging Markets Opportunities Fund	14.3
Fidelity Series Blue Chip Growth Fund	11.0
Fidelity Series Large Cap Stock Fund	7.6
Fidelity Series Large Cap Growth Index Fund	6.9
Fidelity Series International Growth Fund	6.0
Fidelity Series Overseas Fund	6.0
Fidelity Series International Value Fund	5.9
Fidelity Series Value Discovery Fund	5.3
Fidelity Series Small Cap Opportunities Fund	3.7
81.2

Asset Allocation (% of fund's net assets)

Period end
Domestic Equity Funds	51.8%
International Equity Funds	40.8%
Bond Funds	6.6%
Short-Term Funds	0.8%

Domestic Equity Funds category includes Fidelity Series Commodity Strategy Fund which invests in commodity-related investments.

Fidelity Freedom® Blend 2050 Fund

Schedule of Investments March 31, 2021

Showing Percentage of Net Assets

Domestic Equity Funds - 51.8%
	Shares	Value
Fidelity Series Blue Chip Growth Fund (a)	4,647,579	$80,914,353
Fidelity Series Commodity Strategy Fund (a)	4,166,635	20,416,512
Fidelity Series Large Cap Growth Index Fund (a)	3,236,998	51,079,832
Fidelity Series Large Cap Stock Fund (a)	3,024,270	55,797,787
Fidelity Series Large Cap Value Index Fund (a)	7,255,675	106,585,865
Fidelity Series Small Cap Opportunities Fund (a)	1,520,781	26,948,239
Fidelity Series Value Discovery Fund (a)	2,473,789	39,382,723
TOTAL DOMESTIC EQUITY FUNDS
(Cost $309,042,672)		381,125,311

International Equity Funds - 40.8%
Fidelity Series Canada Fund (a)	1,393,467	17,794,580
Fidelity Series Emerging Markets Fund (a)	1,000,890	11,700,406
Fidelity Series Emerging Markets Opportunities Fund (a)	4,099,271	105,187,298
Fidelity Series International Growth Fund (a)	2,443,877	43,843,148
Fidelity Series International Index Fund (a)	1,564,302	18,271,049
Fidelity Series International Small Cap Fund (a)	756,521	15,675,110
Fidelity Series International Value Fund (a)	4,031,742	43,744,401
Fidelity Series Overseas Fund (a)	3,476,252	43,835,536
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $243,588,556)		300,051,528

Bond Funds - 6.6%
Fidelity Series Corporate Bond Fund (a)	7,429	80,602
Fidelity Series Emerging Markets Debt Fund (a)	443,130	4,023,620
Fidelity Series Emerging Markets Debt Local Currency Fund (a)	134,221	1,344,896
Fidelity Series Floating Rate High Income Fund (a)	88,204	810,590
Fidelity Series Government Bond Index Fund (a)	9,443	98,867
Fidelity Series High Income Fund (a)	497,780	4,669,173
Fidelity Series Inflation-Protected Bond Index Fund (a)	1,368,311	14,695,662
Fidelity Series Investment Grade Bond Fund (a)	9,616	110,871
Fidelity Series Investment Grade Securitized Fund (a)	7,504	77,287
Fidelity Series Long-Term Treasury Bond Index Fund (a)	2,548,069	20,129,746
Fidelity Series Real Estate Income Fund (a)	253,143	2,797,229
TOTAL BOND FUNDS
(Cost $50,831,200)		48,838,543

Short-Term Funds - 0.8%
Fidelity Cash Central Fund 0.06% (b)	49	49
Fidelity Series Government Money Market Fund 0.08% (a)(c)	1,906,155	1,906,155
Fidelity Series Short-Term Credit Fund (a)	92,471	940,434
Fidelity Series Treasury Bill Index Fund (a)	302,877	3,028,772
TOTAL SHORT-TERM FUNDS
(Cost $5,863,115)		5,875,410
TOTAL INVESTMENT IN SECURITIES - 100.0%
(Cost $609,325,543)		735,890,792
NET OTHER ASSETS (LIABILITIES) - 0.0%		(207,895)
NET ASSETS - 100%		$735,682,897

Legend

 (a) Affiliated Fund

 (b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

 (c) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds

Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds, excluding any Money Market Central Funds, is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur.

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Fidelity Series Blue Chip Growth Fund	$35,853,859	$44,851,449	$15,538,578	$21,137,639	$1,387,286	$14,360,337	$80,914,353
Fidelity Series Canada Fund	8,592,715	5,374,579	1,648,710	309,510	(84,236)	5,560,232	17,794,580
Fidelity Series Commodity Strategy Fund	12,516,653	8,573,245	4,792,897	65,128	(293,897)	4,413,408	20,416,512
Fidelity Series Corporate Bond Fund	109,969	47,326	77,918	2,433	(6,311)	7,536	80,602
Fidelity Series Emerging Markets Debt Fund	2,504,000	1,628,027	438,986	163,623	(7,912)	338,491	4,023,620
Fidelity Series Emerging Markets Debt Local Currency Fund	--	1,410,227	47,783	17,259	(548)	(17,000)	1,344,896
Fidelity Series Emerging Markets Fund	4,450,181	4,276,045	896,353	142,169	25,828	3,844,705	11,700,406
Fidelity Series Emerging Markets Opportunities Fund	40,965,399	37,701,680	7,690,143	2,708,680	171,530	34,038,832	105,187,298
Fidelity Series Floating Rate High Income Fund	558,973	277,214	115,197	31,391	(894)	90,494	810,590
Fidelity Series Government Bond Index Fund	167,351	52,725	115,101	2,157	(187)	(5,921)	98,867
Fidelity Series Government Money Market Fund 0.08%	3,379,025	7,840,034	9,312,904	3,382	--	--	1,906,155
Fidelity Series High Income Fund	2,829,486	1,747,102	342,746	210,419	(221)	435,552	4,669,173
Fidelity Series Inflation-Protected Bond Index Fund	8,398,507	7,358,047	1,661,723	161,340	(12,683)	613,514	14,695,662
Fidelity Series International Growth Fund	24,938,580	19,561,298	6,968,805	5,431,219	(39,184)	6,351,259	43,843,148
Fidelity Series International Index Fund	9,816,743	4,969,827	1,227,866	305,844	(9,892)	4,722,237	18,271,049
Fidelity Series International Small Cap Fund	7,433,165	4,037,167	464,715	113,795	39,869	4,629,624	15,675,110
Fidelity Series International Value Fund	23,967,588	12,984,007	7,337,022	1,067,630	82,358	14,047,470	43,744,401
Fidelity Series Investment Grade Bond Fund	166,004	63,527	116,694	5,205	(4,357)	2,391	110,871
Fidelity Series Investment Grade Securitized Fund	114,859	44,602	80,392	1,851	(40)	(1,742)	77,287
Fidelity Series Large Cap Growth Index Fund	26,770,691	17,435,543	9,404,844	1,285,948	664,797	15,613,645	51,079,832
Fidelity Series Large Cap Stock Fund	27,851,364	18,843,138	9,125,429	2,485,792	194,674	18,034,040	55,797,787
Fidelity Series Large Cap Value Index Fund	51,603,703	34,835,846	13,266,376	1,941,762	299,426	33,113,266	106,585,865
Fidelity Series Long-Term Treasury Bond Index Fund	9,437,840	18,255,738	3,264,359	1,521,386	(46,955)	(4,252,518)	20,129,746
Fidelity Series Overseas Fund	23,880,282	14,768,686	6,701,420	433,751	(248,778)	12,136,766	43,835,536
Fidelity Series Real Estate Income Fund	1,542,372	850,567	159,639	139,692	(82)	564,011	2,797,229
Fidelity Series Short-Term Credit Fund	948,082	347,355	381,889	22,853	(1,189)	28,075	940,434
Fidelity Series Small Cap Opportunities Fund	13,805,646	8,063,625	6,030,439	483,240	226,995	10,882,412	26,948,239
Fidelity Series Treasury Bill Index Fund	9,784,765	294,397	7,012,767	42,948	(17,571)	(20,052)	3,028,772
Fidelity Series Value Discovery Fund	16,190,967	15,019,866	4,726,869	741,818	90,236	12,808,523	39,382,723
	$368,578,769	$291,512,889	$118,948,564	$40,979,864	$2,408,062	$192,339,587	$735,890,743

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of March 31, 2021, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Domestic Equity Funds	$381,125,311	$381,125,311	$--	$--
International Equity Funds	300,051,528	300,051,528	--	--
Bond Funds	48,838,543	48,838,543	--	--
Short-Term Funds	5,875,410	5,875,410	--	--
Total Investments in Securities:	$735,890,792	$735,890,792	$--	$--

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom® Blend 2050 Fund

Financial Statements

Statement of Assets and Liabilities

		March 31, 2021
Assets
Investment in securities, at value — See accompanying schedule:
Fidelity Central Funds (cost $49)	$49
Other affiliated issuers (cost $609,325,494)	735,890,743
Total Investment in Securities (cost $609,325,543)		$735,890,792
Cash		188
Receivable for investments sold		5,750,464
Receivable for fund shares sold		1,393,481
Total assets		743,034,925
Liabilities
Payable for investments purchased	$6,914,168
Payable for fund shares redeemed	227,803
Accrued management fee	208,597
Distribution and service plan fees payable	1,460
Total liabilities		7,352,028
Net Assets		$735,682,897
Net Assets consist of:
Paid in capital		$594,762,472
Total accumulated earnings (loss)		140,920,425
Net Assets		$735,682,897
Net Asset Value and Maximum Offering Price
Class A:
Net Asset Value and redemption price per share ($2,103,296 ÷ 171,906 shares)(a)		$12.24
Maximum offering price per share (100/94.25 of $12.24)		$12.99
Class M:
Net Asset Value and redemption price per share ($686,436 ÷ 56,255 shares)(a)		$12.20
Maximum offering price per share (100/96.50 of $12.20)		$12.64
Class C:
Net Asset Value and offering price per share ($977,634 ÷ 80,643 shares)(a)		$12.12
Fidelity Freedom Blend 2050 Fund:
Net Asset Value, offering price and redemption price per share ($27,447,609 ÷ 2,241,202 shares)		$12.25
Class K:
Net Asset Value, offering price and redemption price per share ($11,248,233 ÷ 916,994 shares)		$12.27
Class K6:
Net Asset Value, offering price and redemption price per share ($681,407,889 ÷ 55,423,058 shares)		$12.29
Class I:
Net Asset Value, offering price and redemption price per share ($7,177,152 ÷ 585,881 shares)		$12.25
Class Z:
Net Asset Value, offering price and redemption price per share ($138,256 ÷ 11,243 shares)		$12.30
Class Z6:
Net Asset Value, offering price and redemption price per share ($4,496,392 ÷ 365,896 shares)		$12.29

 (a) Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Year ended March 31, 2021
Investment Income
Dividends:
Affiliated issuers		$9,534,408
Expenses
Management fee	$1,978,733
Distribution and service plan fees	13,247
Independent trustees' fees and expenses	1,535
Total expenses before reductions	1,993,515
Expense reductions	(5)
Total expenses after reductions		1,993,510
Net investment income (loss)		7,540,898
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Affiliated issuers	2,408,062
Capital gain distributions from underlying funds:
Affiliated issuers	31,445,456
Total net realized gain (loss)		33,853,518
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Affiliated issuers	192,339,587
Total change in net unrealized appreciation (depreciation)		192,339,587
Net gain (loss)		226,193,105
Net increase (decrease) in net assets resulting from operations		$233,734,003

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Year ended March 31, 2021	Year ended March 31, 2020
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$7,540,898	$6,431,323
Net realized gain (loss)	33,853,518	8,604,244
Change in net unrealized appreciation (depreciation)	192,339,587	(66,297,105)
Net increase (decrease) in net assets resulting from operations	233,734,003	(51,261,538)
Distributions to shareholders	(29,570,711)	(12,506,845)
Share transactions - net increase (decrease)	162,933,188	423,536,446
Total increase (decrease) in net assets	367,096,480	359,768,063
Net Assets
Beginning of period	368,586,417	8,818,354
End of period	$735,682,897	$368,586,417

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Freedom Blend 2050 Fund Class A

Years ended March 31,	2021	2020	2019 A
Selected Per–Share Data
Net asset value, beginning of period	$8.26	$9.51	$10.00
Income from Investment Operations
Net investment income (loss)B	.10	.15	.02
Net realized and unrealized gain (loss)	4.42	(1.08)	(.21)
Total from investment operations	4.52	(.93)	(.19)
Distributions from net investment income	(.12)	(.16)	(.14)
Distributions from net realized gain	(.41)	(.16)	(.16)
Total distributions	(.54)C	(.32)	(.30)
Net asset value, end of period	$12.24	$8.26	$9.51
Total ReturnD,E	55.43%	(10.48)%	(1.50)%
Ratios to Average Net AssetsF,G
Expenses before reductions	.79%	.79%	.79%H
Expenses net of fee waivers, if any	.79%	.79%	.79%H
Expenses net of all reductions	.79%	.79%	.79%H
Net investment income (loss)	.90%	1.51%	.31%H
Supplemental Data
Net assets, end of period (000 omitted)	$2,103	$644	$239
Portfolio turnover rateI	21%	26%	12%H

 A For the period August 31, 2018 (commencement of operations) to March 31, 2019.

 B Calculated based on average shares outstanding during the period.

 C Total distributions per share do not sum due to rounding.

 D Total returns for periods of less than one year are not annualized.

 E Total returns do not include the effect of the sales charges.

 F Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 H Annualized

 I Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom Blend 2050 Fund Class M

Years ended March 31,	2021	2020	2019 A
Selected Per–Share Data
Net asset value, beginning of period	$8.24	$9.51	$10.00
Income from Investment Operations
Net investment income (loss)B	.07	.12	–C
Net realized and unrealized gain (loss)	4.40	(1.08)	(.20)
Total from investment operations	4.47	(.96)	(.20)
Distributions from net investment income	(.10)	(.14)	(.13)
Distributions from net realized gain	(.41)	(.16)	(.16)
Total distributions	(.51)	(.31)D	(.29)
Net asset value, end of period	$12.20	$8.24	$9.51
Total ReturnE,F	55.03%	(10.80)%	(1.60)%
Ratios to Average Net AssetsG,H
Expenses before reductions	1.04%	1.04%	1.04%I
Expenses net of fee waivers, if any	1.04%	1.04%	1.04%I
Expenses net of all reductions	1.04%	1.04%	1.04%I
Net investment income (loss)	.65%	1.26%	.07%I
Supplemental Data
Net assets, end of period (000 omitted)	$686	$298	$99
Portfolio turnover rateJ	21%	26%	12%I

 A For the period August 31, 2018 (commencement of operations) to March 31, 2019.

 B Calculated based on average shares outstanding during the period.

 C Amount represents less than $.005 per share.

 D Total distributions per share do not sum due to rounding.

 E Total returns for periods of less than one year are not annualized.

 F Total returns do not include the effect of the sales charges.

 G Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 I Annualized

 J Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom Blend 2050 Fund Class C

Years ended March 31,	2021	2020	2019 A
Selected Per–Share Data
Net asset value, beginning of period	$8.21	$9.50	$10.00
Income from Investment Operations
Net investment income (loss)B	.02	.07	(.02)
Net realized and unrealized gain (loss)	4.37	(1.08)	(.20)
Total from investment operations	4.39	(1.01)	(.22)
Distributions from net investment income	(.07)	(.12)	(.12)
Distributions from net realized gain	(.41)	(.16)	(.16)
Total distributions	(.48)	(.28)	(.28)
Net asset value, end of period	$12.12	$8.21	$9.50
Total ReturnC,D,E	54.21%	(11.22)%	(1.89)%
Ratios to Average Net AssetsF,G
Expenses before reductions	1.54%	1.54%	1.54%H
Expenses net of fee waivers, if any	1.54%	1.54%	1.54%H
Expenses net of all reductions	1.54%	1.54%	1.54%H
Net investment income (loss)	.15%	.76%	(.43)%H
Supplemental Data
Net assets, end of period (000 omitted)	$978	$449	$137
Portfolio turnover rateI	21%	26%	12%H

 A For the period August 31, 2018 (commencement of operations) to March 31, 2019.

 B Calculated based on average shares outstanding during the period.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Total returns do not include the effect of the contingent deferred sales charge.

 F Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 H Annualized

 I Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom Blend 2050 Fund

Years ended March 31,	2021	2020	2019 A
Selected Per–Share Data
Net asset value, beginning of period	$8.26	$9.51	$10.00
Income from Investment Operations
Net investment income (loss)B	.13	.16	.03
Net realized and unrealized gain (loss)	4.42	(1.07)	(.21)
Total from investment operations	4.55	(.91)	(.18)
Distributions from net investment income	(.14)	(.18)	(.15)
Distributions from net realized gain	(.42)	(.16)	(.16)
Total distributions	(.56)	(.34)	(.31)
Net asset value, end of period	$12.25	$8.26	$9.51
Total ReturnC	55.91%	(10.29)%	(1.39)%
Ratios to Average Net AssetsD,E
Expenses before reductions	.54%	.56%F	.54%G
Expenses net of fee waivers, if any	.54%	.56%F	.54%G
Expenses net of all reductions	.54%	.56%F	.54%G
Net investment income (loss)	1.15%	1.75%	.57%G
Supplemental Data
Net assets, end of period (000 omitted)	$27,448	$9,530	$466
Portfolio turnover rateH	21%	26%	12%G

 A For the period August 31, 2018 (commencement of operations) to March 31, 2019.

 B Calculated based on average shares outstanding during the period.

 C Total returns for periods of less than one year are not annualized.

 D Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 F On certain classes, the size and fluctuation of net assets and expense amounts may cause ratios to differ from contractual rates.

 G Annualized

 H Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom Blend 2050 Fund Class K

Years ended March 31,	2021	2020	2019 A
Selected Per–Share Data
Net asset value, beginning of period	$8.27	$9.52	$10.00
Income from Investment Operations
Net investment income (loss)B	.13	.19	.04
Net realized and unrealized gain (loss)	4.43	(1.09)	(.21)
Total from investment operations	4.56	(.90)	(.17)
Distributions from net investment income	(.14)	(.19)	(.15)
Distributions from net realized gain	(.42)	(.16)	(.16)
Total distributions	(.56)	(.35)	(.31)
Net asset value, end of period	$12.27	$8.27	$9.52
Total ReturnC	55.95%	(10.17)%	(1.28)%
Ratios to Average Net AssetsD,E
Expenses before reductions	.44%	.44%	.44%F
Expenses net of fee waivers, if any	.44%	.44%	.44%F
Expenses net of all reductions	.44%	.44%	.44%F
Net investment income (loss)	1.25%	1.86%	.67%F
Supplemental Data
Net assets, end of period (000 omitted)	$11,248	$8,346	$99
Portfolio turnover rateG	21%	26%	12%F

 A For the period August 31, 2018 (commencement of operations) to March 31, 2019.

 B Calculated based on average shares outstanding during the period.

 C Total returns for periods of less than one year are not annualized.

 D Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 F Annualized

 G Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom Blend 2050 Fund Class K6

Years ended March 31,	2021	2020	2019 A
Selected Per–Share Data
Net asset value, beginning of period	$8.28	$9.52	$10.00
Income from Investment Operations
Net investment income (loss)B	.15	.19	.04
Net realized and unrealized gain (loss)	4.43	(1.08)	(.20)
Total from investment operations	4.58	(.89)	(.16)
Distributions from net investment income	(.15)	(.18)	(.16)
Distributions from net realized gain	(.42)	(.17)	(.16)
Total distributions	(.57)	(.35)	(.32)
Net asset value, end of period	$12.29	$8.28	$9.52
Total ReturnC	56.13%	(10.13)%	(1.25)%
Ratios to Average Net AssetsD,E
Expenses before reductions	.34%	.34%	.35%F,G
Expenses net of fee waivers, if any	.34%	.34%	.35%F,G
Expenses net of all reductions	.34%	.34%	.35%F,G
Net investment income (loss)	1.35%	1.96%	.76%F
Supplemental Data
Net assets, end of period (000 omitted)	$681,408	$344,082	$7,480
Portfolio turnover rateH	21%	26%	12%F

 A For the period August 31, 2018 (commencement of operations) to March 31, 2019.

 B Calculated based on average shares outstanding during the period.

 C Total returns for periods of less than one year are not annualized.

 D Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 F Annualized

 G On certain classes, the size and fluctuation of net assets and expense amounts may cause ratios to differ from contractual rates.

 H Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom Blend 2050 Fund Class I

Years ended March 31,	2021	2020	2019 A
Selected Per–Share Data
Net asset value, beginning of period	$8.26	$9.52	$10.00
Income from Investment Operations
Net investment income (loss)B	.12	.17	.03
Net realized and unrealized gain (loss)	4.42	(1.08)	(.20)
Total from investment operations	4.54	(.91)	(.17)
Distributions from net investment income	(.14)	(.19)	(.15)
Distributions from net realized gain	(.42)	(.16)	(.16)
Total distributions	(.55)C	(.35)	(.31)
Net asset value, end of period	$12.25	$8.26	$9.52
Total ReturnD	55.81%	(10.32)%	(1.32)%
Ratios to Average Net AssetsE,F
Expenses before reductions	.54%	.54%	.54%G
Expenses net of fee waivers, if any	.54%	.54%	.54%G
Expenses net of all reductions	.54%	.54%	.54%G
Net investment income (loss)	1.15%	1.76%	.57%G
Supplemental Data
Net assets, end of period (000 omitted)	$7,177	$3,181	$101
Portfolio turnover rateH	21%	26%	12%G

 A For the period August 31, 2018 (commencement of operations) to March 31, 2019.

 B Calculated based on average shares outstanding during the period.

 C Total distributions per share do not sum due to rounding.

 D Total returns for periods of less than one year are not annualized.

 E Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 G Annualized

 H Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom Blend 2050 Fund Class Z

Years ended March 31,	2021	2020	2019 A
Selected Per–Share Data
Net asset value, beginning of period	$8.28	$9.52	$10.00
Income from Investment Operations
Net investment income (loss)B	.13	.18	.04
Net realized and unrealized gain (loss)	4.45	(1.09)	(.21)
Total from investment operations	4.58	(.91)	(.17)
Distributions from net investment income	(.14)	(.17)	(.15)
Distributions from net realized gain	(.42)	(.16)	(.16)
Total distributions	(.56)	(.33)	(.31)
Net asset value, end of period	$12.30	$8.28	$9.52
Total ReturnC	56.08%	(10.24)%	(1.28)%
Ratios to Average Net AssetsD,E
Expenses before reductions	.44%	.44%	.44%F
Expenses net of fee waivers, if any	.44%	.44%	.44%F
Expenses net of all reductions	.44%	.44%	.44%F
Net investment income (loss)	1.25%	1.86%	.67%F
Supplemental Data
Net assets, end of period (000 omitted)	$138	$89	$99
Portfolio turnover rateG	21%	26%	12%F

 A For the period August 31, 2018 (commencement of operations) to March 31, 2019.

 B Calculated based on average shares outstanding during the period.

 C Total returns for periods of less than one year are not annualized.

 D Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 F Annualized

 G Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom Blend 2050 Fund Class Z6

Years ended March 31,	2021	2020	2019 A
Selected Per–Share Data
Net asset value, beginning of period	$8.28	$9.52	$10.00
Income from Investment Operations
Net investment income (loss)B	.15	.18	.04
Net realized and unrealized gain (loss)	4.44	(1.08)	(.20)
Total from investment operations	4.59	(.90)	(.16)
Distributions from net investment income	(.15)	(.18)	(.16)
Distributions from net realized gain	(.42)	(.16)	(.16)
Total distributions	(.58)C	(.34)	(.32)
Net asset value, end of period	$12.29	$8.28	$9.52
Total ReturnD	56.23%	(10.15)%	(1.25)%
Ratios to Average Net AssetsE,F
Expenses before reductions	.34%	.35%G	.34%H
Expenses net of fee waivers, if any	.34%	.35%G	.34%H
Expenses net of all reductions	.34%	.35%G	.34%H
Net investment income (loss)	1.35%	1.95%	.77%H
Supplemental Data
Net assets, end of period (000 omitted)	$4,496	$1,968	$99
Portfolio turnover rateI	21%	26%	12%H

 A For the period August 31, 2018 (commencement of operations) to March 31, 2019.

 B Calculated based on average shares outstanding during the period.

 C Total distributions per share do not sum due to rounding.

 D Total returns for periods of less than one year are not annualized.

 E Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 G On certain classes, the size and fluctuation of net assets and expense amounts may cause ratios to differ from contractual rates.

 H Annualized

 I Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom® Blend 2055 Fund

Investment Summary (Unaudited)

The information in the following tables is based on the direct investments of the Fund.

Top Holdings as of March 31, 2021

% of fund's net assets
Fidelity Series Large Cap Value Index Fund	14.5
Fidelity Series Emerging Markets Opportunities Fund	14.3
Fidelity Series Blue Chip Growth Fund	11.0
Fidelity Series Large Cap Stock Fund	7.6
Fidelity Series Large Cap Growth Index Fund	6.9
Fidelity Series International Growth Fund	6.0
Fidelity Series Overseas Fund	6.0
Fidelity Series International Value Fund	5.9
Fidelity Series Value Discovery Fund	5.3
Fidelity Series Small Cap Opportunities Fund	3.7
81.2

Asset Allocation (% of fund's net assets)

Period end
Domestic Equity Funds	51.8%
International Equity Funds	40.8%
Bond Funds	6.6%
Short-Term Funds	0.8%

Domestic Equity Funds category includes Fidelity Series Commodity Strategy Fund which invests in commodity-related investments.

Fidelity Freedom® Blend 2055 Fund

Schedule of Investments March 31, 2021

Showing Percentage of Net Assets

Domestic Equity Funds - 51.8%
	Shares	Value
Fidelity Series Blue Chip Growth Fund (a)	2,474,413	$43,079,529
Fidelity Series Commodity Strategy Fund (a)	2,218,352	10,869,923
Fidelity Series Large Cap Growth Index Fund (a)	1,723,419	27,195,548
Fidelity Series Large Cap Stock Fund (a)	1,610,172	29,707,678
Fidelity Series Large Cap Value Index Fund (a)	3,863,047	56,748,156
Fidelity Series Small Cap Opportunities Fund (a)	809,678	14,347,497
Fidelity Series Value Discovery Fund (a)	1,317,088	20,968,043
TOTAL DOMESTIC EQUITY FUNDS
(Cost $163,874,161)		202,916,374

International Equity Funds - 40.8%
Fidelity Series Canada Fund (a)	741,902	9,474,093
Fidelity Series Emerging Markets Fund (a)	532,891	6,229,493
Fidelity Series Emerging Markets Opportunities Fund (a)	2,182,529	56,003,704
Fidelity Series International Growth Fund (a)	1,301,160	23,342,808
Fidelity Series International Index Fund (a)	832,856	9,727,759
Fidelity Series International Small Cap Fund (a)	402,789	8,345,784
Fidelity Series International Value Fund (a)	2,146,509	23,289,627
Fidelity Series Overseas Fund (a)	1,850,796	23,338,543
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $129,615,787)		159,751,811

Bond Funds - 6.6%
Fidelity Series Corporate Bond Fund (a)	3,955	42,911
Fidelity Series Emerging Markets Debt Fund (a)	235,936	2,142,296
Fidelity Series Emerging Markets Debt Local Currency Fund (a)	71,460	716,032
Fidelity Series Floating Rate High Income Fund (a)	46,962	431,579
Fidelity Series Government Bond Index Fund (a)	5,033	52,700
Fidelity Series High Income Fund (a)	265,030	2,485,978
Fidelity Series Inflation-Protected Bond Index Fund (a)	728,510	7,824,193
Fidelity Series Investment Grade Bond Fund (a)	5,115	58,973
Fidelity Series Investment Grade Securitized Fund (a)	3,995	41,147
Fidelity Series Long-Term Treasury Bond Index Fund (a)	1,356,651	10,717,545
Fidelity Series Real Estate Income Fund (a)	134,777	1,489,282
TOTAL BOND FUNDS
(Cost $27,132,423)		26,002,636

Short-Term Funds - 0.8%
Fidelity Series Government Money Market Fund 0.08% (a)(b)	1,014,869	1,014,869
Fidelity Series Short-Term Credit Fund (a)	49,235	500,716
Fidelity Series Treasury Bill Index Fund (a)	161,256	1,612,557
TOTAL SHORT-TERM FUNDS
(Cost $3,123,619)		3,128,142
TOTAL INVESTMENT IN SECURITIES - 100.0%
(Cost $323,745,990)		391,798,963
NET OTHER ASSETS (LIABILITIES) - 0.0%		(111,349)
NET ASSETS - 100%		$391,687,614

Legend

 (a) Affiliated Fund

 (b) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds

Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds, excluding any Money Market Central Funds, is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur.

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Fidelity Series Blue Chip Growth Fund	$17,629,639	$25,707,552	$8,211,285	$11,106,735	$617,918	$7,335,705	$43,079,529
Fidelity Series Canada Fund	4,240,298	3,237,925	864,817	164,249	(39,528)	2,900,215	9,474,093
Fidelity Series Commodity Strategy Fund	6,154,116	4,996,752	2,438,573	34,018	(101,111)	2,258,739	10,869,923
Fidelity Series Corporate Bond Fund	53,784	26,758	38,174	1,274	(3,070)	3,613	42,911
Fidelity Series Emerging Markets Debt Fund	1,218,132	993,503	234,511	84,774	(4,093)	169,265	2,142,296
Fidelity Series Emerging Markets Debt Local Currency Fund	--	754,109	28,606	9,178	(288)	(9,183)	716,032
Fidelity Series Emerging Markets Fund	2,188,485	2,511,724	480,021	75,457	17,550	1,991,755	6,229,493
Fidelity Series Emerging Markets Opportunities Fund	20,148,369	22,318,823	4,202,616	1,437,547	82,962	17,656,166	56,003,704
Fidelity Series Floating Rate High Income Fund	276,620	175,599	67,064	16,452	(577)	47,001	431,579
Fidelity Series Government Bond Index Fund	81,727	30,309	56,093	1,127	(88)	(3,155)	52,700
Fidelity Series Government Money Market Fund 0.08%	1,593,579	4,441,119	5,019,829	1,802	--	--	1,014,869
Fidelity Series High Income Fund	1,391,175	1,057,448	185,619	110,070	(12)	222,986	2,485,978
Fidelity Series Inflation-Protected Bond Index Fund	4,124,271	4,218,412	826,259	85,386	(5,291)	313,060	7,824,193
Fidelity Series International Growth Fund	12,262,644	11,435,976	3,538,631	2,882,743	(16,617)	3,199,436	23,342,808
Fidelity Series International Index Fund	4,826,634	3,111,960	660,703	162,308	2,219	2,447,649	9,727,759
Fidelity Series International Small Cap Fund	3,637,021	2,557,857	266,481	60,395	20,548	2,396,839	8,345,784
Fidelity Series International Value Fund	11,761,177	7,950,186	3,791,822	566,629	77,156	7,292,930	23,289,627
Fidelity Series Investment Grade Bond Fund	81,226	36,321	57,467	2,731	(2,139)	1,032	58,973
Fidelity Series Investment Grade Securitized Fund	56,141	25,307	39,349	969	(20)	(932)	41,147
Fidelity Series Large Cap Growth Index Fund	13,163,490	10,623,646	4,958,232	671,847	253,535	8,113,109	27,195,548
Fidelity Series Large Cap Stock Fund	13,693,571	11,351,936	4,857,847	1,303,378	83,218	9,436,800	29,707,678
Fidelity Series Large Cap Value Index Fund	25,373,711	20,961,754	7,010,482	1,031,028	183,673	17,239,500	56,748,156
Fidelity Series Long-Term Treasury Bond Index Fund	4,648,520	10,050,536	1,706,823	799,299	(80,923)	(2,193,765)	10,717,545
Fidelity Series Overseas Fund	11,770,612	8,870,042	3,450,054	230,221	(136,511)	6,284,454	23,338,543
Fidelity Series Real Estate Income Fund	758,851	523,994	86,980	73,954	110	293,307	1,489,282
Fidelity Series Short-Term Credit Fund	541,937	145,346	202,074	12,975	(667)	16,174	500,716
Fidelity Series Small Cap Opportunities Fund	6,788,869	4,955,599	3,182,678	255,359	93,355	5,692,352	14,347,497
Fidelity Series Treasury Bill Index Fund	4,803,949	153,559	3,326,480	21,238	(9,192)	(9,279)	1,612,557
Fidelity Series Value Discovery Fund	7,961,607	8,788,656	2,513,728	393,901	63,685	6,667,823	20,968,043
	$181,230,155	$172,012,708	$62,303,298	$21,597,044	$1,095,802	$99,763,596	$391,798,963

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of March 31, 2021, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Domestic Equity Funds	$202,916,374	$202,916,374	$--	$--
International Equity Funds	159,751,811	159,751,811	--	--
Bond Funds	26,002,636	26,002,636	--	--
Short-Term Funds	3,128,142	3,128,142	--	--
Total Investments in Securities:	$391,798,963	$391,798,963	$--	$--

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom® Blend 2055 Fund

Financial Statements

Statement of Assets and Liabilities

		March 31, 2021
Assets
Investment in securities, at value — See accompanying schedule:
Affiliated issuers (cost $323,745,990)	$391,798,963
Total Investment in Securities (cost $323,745,990)		$391,798,963
Cash		214
Receivable for investments sold		2,949,418
Receivable for fund shares sold		1,008,402
Total assets		395,756,997
Liabilities
Payable for investments purchased	$3,912,201
Payable for fund shares redeemed	44,562
Accrued management fee	111,759
Distribution and service plan fees payable	861
Total liabilities		4,069,383
Net Assets		$391,687,614
Net Assets consist of:
Paid in capital		$316,139,389
Total accumulated earnings (loss)		75,548,225
Net Assets		$391,687,614
Net Asset Value and Maximum Offering Price
Class A:
Net Asset Value and redemption price per share ($1,295,612 ÷ 105,472 shares)(a)		$12.28
Maximum offering price per share (100/94.25 of $12.28)		$13.03
Class M:
Net Asset Value and redemption price per share ($670,687 ÷ 54,727 shares)(a)		$12.26
Maximum offering price per share (100/96.50 of $12.26)		$12.70
Class C:
Net Asset Value and offering price per share ($390,643 ÷ 32,049 shares)(a)		$12.19
Fidelity Freedom Blend 2055 Fund:
Net Asset Value, offering price and redemption price per share ($13,738,975 ÷ 1,114,900 shares)		$12.32
Class K:
Net Asset Value, offering price and redemption price per share ($7,107,502 ÷ 576,529 shares)		$12.33
Class K6:
Net Asset Value, offering price and redemption price per share ($361,199,764 ÷ 29,235,172 shares)		$12.35
Class I:
Net Asset Value, offering price and redemption price per share ($3,995,377 ÷ 324,331 shares)		$12.32
Class Z:
Net Asset Value, offering price and redemption price per share ($217,420 ÷ 17,593 shares)		$12.36
Class Z6:
Net Asset Value, offering price and redemption price per share ($3,071,634 ÷ 248,842 shares)		$12.34

 (a) Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Year ended March 31, 2021
Investment Income
Dividends:
Affiliated issuers		$5,043,385
Expenses
Management fee	$1,038,920
Distribution and service plan fees	7,309
Independent trustees' fees and expenses	795
Total expenses		1,047,024
Net investment income (loss)		3,996,361
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Affiliated issuers	1,095,802
Capital gain distributions from underlying funds:
Affiliated issuers	16,553,659
Total net realized gain (loss)		17,649,461
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Affiliated issuers	99,763,596
Total change in net unrealized appreciation (depreciation)		99,763,596
Net gain (loss)		117,413,057
Net increase (decrease) in net assets resulting from operations		$121,409,418

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Year ended March 31, 2021	Year ended March 31, 2020
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$3,996,361	$2,761,863
Net realized gain (loss)	17,649,461	3,031,085
Change in net unrealized appreciation (depreciation)	99,763,596	(31,971,950)
Net increase (decrease) in net assets resulting from operations	121,409,418	(26,179,002)
Distributions to shareholders	(14,842,492)	(5,105,487)
Share transactions - net increase (decrease)	103,892,978	207,416,351
Total increase (decrease) in net assets	210,459,904	176,131,862
Net Assets
Beginning of period	181,227,710	5,095,848
End of period	$391,687,614	$181,227,710

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Freedom Blend 2055 Fund Class A

Years ended March 31,	2021	2020	2019 A
Selected Per–Share Data
Net asset value, beginning of period	$8.27	$9.51	$10.00
Income from Investment Operations
Net investment income (loss)B	.10	.16	.04
Net realized and unrealized gain (loss)	4.43	(1.10)	(.22)
Total from investment operations	4.53	(.94)	(.18)
Distributions from net investment income	(.13)	(.15)	(.14)
Distributions from net realized gain	(.39)	(.14)	(.16)
Total distributions	(.52)	(.30)C	(.31)C
Net asset value, end of period	$12.28	$8.27	$9.51
Total ReturnD,E	55.44%	(10.55)%	(1.46)%
Ratios to Average Net AssetsF,G
Expenses before reductions	.79%	.79%	.79%H
Expenses net of fee waivers, if any	.79%	.79%	.79%H
Expenses net of all reductions	.79%	.79%	.79%H
Net investment income (loss)	.92%	1.58%	.70%H
Supplemental Data
Net assets, end of period (000 omitted)	$1,296	$393	$151
Portfolio turnover rateI	21%	26%	14%H

 A For the period August 31, 2018 (commencement of operations) to March 31, 2019.

 B Calculated based on average shares outstanding during the period.

 C Total distributions per share do not sum due to rounding.

 D Total returns for periods of less than one year are not annualized.

 E Total returns do not include the effect of the sales charges.

 F Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 H Annualized

 I Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom Blend 2055 Fund Class M

Years ended March 31,	2021	2020	2019 A
Selected Per–Share Data
Net asset value, beginning of period	$8.27	$9.51	$10.00
Income from Investment Operations
Net investment income (loss)B	.07	.13	.02
Net realized and unrealized gain (loss)	4.42	(1.09)	(.21)
Total from investment operations	4.49	(.96)	(.19)
Distributions from net investment income	(.11)	(.13)	(.13)
Distributions from net realized gain	(.39)	(.14)	(.16)
Total distributions	(.50)	(.28)C	(.30)C
Net asset value, end of period	$12.26	$8.27	$9.51
Total ReturnD,E	54.95%	(10.73)%	(1.55)%
Ratios to Average Net AssetsF,G
Expenses before reductions	1.04%	1.04%	1.04%H
Expenses net of fee waivers, if any	1.04%	1.04%	1.04%H
Expenses net of all reductions	1.04%	1.04%	1.04%H
Net investment income (loss)	.67%	1.33%	.45%H
Supplemental Data
Net assets, end of period (000 omitted)	$671	$249	$101
Portfolio turnover rateI	21%	26%	14%H

 A For the period August 31, 2018 (commencement of operations) to March 31, 2019.

 B Calculated based on average shares outstanding during the period.

 C Total distributions per share do not sum due to rounding.

 D Total returns for periods of less than one year are not annualized.

 E Total returns do not include the effect of the sales charges.

 F Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 H Annualized

 I Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom Blend 2055 Fund Class C

Years ended March 31,	2021	2020	2019 A
Selected Per–Share Data
Net asset value, beginning of period	$8.24	$9.49	$10.00
Income from Investment Operations
Net investment income (loss)B	.02	.08	–C
Net realized and unrealized gain (loss)	4.40	(1.08)	(.23)
Total from investment operations	4.42	(1.00)	(.23)
Distributions from net investment income	(.08)	(.10)	(.12)
Distributions from net realized gain	(.39)	(.14)	(.16)
Total distributions	(.47)	(.25)D	(.28)
Net asset value, end of period	$12.19	$8.24	$9.49
Total ReturnE,F	54.23%	(11.12)%	(1.93)%
Ratios to Average Net AssetsG,H
Expenses before reductions	1.55%I	1.54%	1.54%J
Expenses net of fee waivers, if any	1.55%I	1.54%	1.54%J
Expenses net of all reductions	1.55%I	1.54%	1.54%J
Net investment income (loss)	.16%	.83%	(.05)%J
Supplemental Data
Net assets, end of period (000 omitted)	$391	$153	$107
Portfolio turnover rateK	21%	26%	14%J

 A For the period August 31, 2018 (commencement of operations) to March 31, 2019.

 B Calculated based on average shares outstanding during the period.

 C Amount represents less than $.005 per share.

 D Total distributions per share do not sum due to rounding.

 E Total returns for periods of less than one year are not annualized.

 F Total returns do not include the effect of the contingent deferred sales charge.

 G Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 I On certain classes, the size and fluctuation of net assets and expense amounts may cause ratios to differ from contractual rates.

 J Annualized

 K Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom Blend 2055 Fund

Years ended March 31,	2021	2020	2019 A
Selected Per–Share Data
Net asset value, beginning of period	$8.29	$9.51	$10.00
Income from Investment Operations
Net investment income (loss)B	.13	.17	.05
Net realized and unrealized gain (loss)	4.43	(1.08)	(.22)
Total from investment operations	4.56	(.91)	(.17)
Distributions from net investment income	(.14)	(.17)	(.15)
Distributions from net realized gain	(.39)	(.14)	(.16)
Total distributions	(.53)	(.31)	(.32)C
Net asset value, end of period	$12.32	$8.29	$9.51
Total ReturnD	55.75%	(10.22)%	(1.35)%
Ratios to Average Net AssetsE,F
Expenses before reductions	.54%	.56%G	.54%H
Expenses net of fee waivers, if any	.54%	.56%G	.54%H
Expenses net of all reductions	.54%	.56%G	.54%H
Net investment income (loss)	1.17%	1.82%	.95%H
Supplemental Data
Net assets, end of period (000 omitted)	$13,739	$5,211	$320
Portfolio turnover rateI	21%	26%	14%H

 A For the period August 31, 2018 (commencement of operations) to March 31, 2019.

 B Calculated based on average shares outstanding during the period.

 C Total distributions per share do not sum due to rounding.

 D Total returns for periods of less than one year are not annualized.

 E Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 G On certain classes, the size and fluctuation of net assets and expense amounts may cause ratios to differ from contractual rates.

 H Annualized

 I Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom Blend 2055 Fund Class K

Years ended March 31,	2021	2020	2019 A
Selected Per–Share Data
Net asset value, beginning of period	$8.29	$9.52	$10.00
Income from Investment Operations
Net investment income (loss)B	.14	.19	.06
Net realized and unrealized gain (loss)	4.44	(1.09)	(.22)
Total from investment operations	4.58	(.90)	(.16)
Distributions from net investment income	(.15)	(.19)	(.15)
Distributions from net realized gain	(.39)	(.14)	(.16)
Total distributions	(.54)	(.33)	(.32)C
Net asset value, end of period	$12.33	$8.29	$9.52
Total ReturnD	55.92%	(10.17)%	(1.23)%
Ratios to Average Net AssetsE,F
Expenses before reductions	.44%	.44%	.44%G
Expenses net of fee waivers, if any	.44%	.44%	.44%G
Expenses net of all reductions	.44%	.44%	.44%G
Net investment income (loss)	1.27%	1.93%	1.05%G
Supplemental Data
Net assets, end of period (000 omitted)	$7,108	$4,757	$99
Portfolio turnover rateH	21%	26%	14%G

 A For the period August 31, 2018 (commencement of operations) to March 31, 2019.

 B Calculated based on average shares outstanding during the period.

 C Total distributions per share do not sum due to rounding.

 D Total returns for periods of less than one year are not annualized.

 E Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 G Annualized

 H Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom Blend 2055 Fund Class K6

Years ended March 31,	2021	2020	2019 A
Selected Per–Share Data
Net asset value, beginning of period	$8.30	$9.52	$10.00
Income from Investment Operations
Net investment income (loss)B	.15	.20	.06
Net realized and unrealized gain (loss)	4.44	(1.10)	(.22)
Total from investment operations	4.59	(.90)	(.16)
Distributions from net investment income	(.15)	(.18)	(.16)
Distributions from net realized gain	(.40)	(.15)	(.16)
Total distributions	(.54)C	(.32)C	(.32)
Net asset value, end of period	$12.35	$8.30	$9.52
Total ReturnD	56.09%	(10.11)%	(1.19)%
Ratios to Average Net AssetsE,F
Expenses before reductions	.34%	.34%	.35%G,H
Expenses net of fee waivers, if any	.34%	.34%	.35%G,H
Expenses net of all reductions	.34%	.34%	.35%G,H
Net investment income (loss)	1.37%	2.03%	1.15%G
Supplemental Data
Net assets, end of period (000 omitted)	$361,200	$167,831	$4,021
Portfolio turnover rateI	21%	26%	14%G

 A For the period August 31, 2018 (commencement of operations) to March 31, 2019.

 B Calculated based on average shares outstanding during the period.

 C Total distributions per share do not sum due to rounding.

 D Total returns for periods of less than one year are not annualized.

 E Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 G Annualized

 H On certain classes, the size and fluctuation of net assets and expense amounts may cause ratios to differ from contractual rates.

 I Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom Blend 2055 Fund Class I

Years ended March 31,	2021	2020	2019 A
Selected Per–Share Data
Net asset value, beginning of period	$8.28	$9.52	$10.00
Income from Investment Operations
Net investment income (loss)B	.13	.18	.05
Net realized and unrealized gain (loss)	4.44	(1.10)	(.22)
Total from investment operations	4.57	(.92)	(.17)
Distributions from net investment income	(.14)	(.18)	(.15)
Distributions from net realized gain	(.39)	(.14)	(.16)
Total distributions	(.53)	(.32)	(.31)
Net asset value, end of period	$12.32	$8.28	$9.52
Total ReturnC	55.85%	(10.32)%	(1.27)%
Ratios to Average Net AssetsD,E
Expenses before reductions	.54%	.54%	.54%F
Expenses net of fee waivers, if any	.54%	.54%	.54%F
Expenses net of all reductions	.54%	.54%	.54%F
Net investment income (loss)	1.17%	1.83%	.95%F
Supplemental Data
Net assets, end of period (000 omitted)	$3,995	$1,851	$99
Portfolio turnover rateG	21%	26%	14%F

 A For the period August 31, 2018 (commencement of operations) to March 31, 2019.

 B Calculated based on average shares outstanding during the period.

 C Total returns for periods of less than one year are not annualized.

 D Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 F Annualized

 G Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom Blend 2055 Fund Class Z

Years ended March 31,	2021	2020	2019 A
Selected Per–Share Data
Net asset value, beginning of period	$8.30	$9.52	$10.00
Income from Investment Operations
Net investment income (loss)B	.14	.19	.06
Net realized and unrealized gain (loss)	4.45	(1.10)	(.22)
Total from investment operations	4.59	(.91)	(.16)
Distributions from net investment income	(.14)	(.17)	(.15)
Distributions from net realized gain	(.39)	(.14)	(.16)
Total distributions	(.53)	(.31)	(.32)C
Net asset value, end of period	$12.36	$8.30	$9.52
Total ReturnD	56.03%	(10.23)%	(1.23)%
Ratios to Average Net AssetsE,F
Expenses before reductions	.44%	.44%	.44%G
Expenses net of fee waivers, if any	.44%	.44%	.44%G
Expenses net of all reductions	.44%	.44%	.44%G
Net investment income (loss)	1.27%	1.93%	1.05%G
Supplemental Data
Net assets, end of period (000 omitted)	$217	$89	$99
Portfolio turnover rateH	21%	26%	14%G

 A For the period August 31, 2018 (commencement of operations) to March 31, 2019.

 B Calculated based on average shares outstanding during the period.

 C Total distributions per share do not sum due to rounding.

 D Total returns for periods of less than one year are not annualized.

 E Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 G Annualized

 H Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom Blend 2055 Fund Class Z6

Years ended March 31,	2021	2020	2019 A
Selected Per–Share Data
Net asset value, beginning of period	$8.30	$9.52	$10.00
Income from Investment Operations
Net investment income (loss)B	.15	.19	.06
Net realized and unrealized gain (loss)	4.44	(1.09)	(.22)C
Total from investment operations	4.59	(.90)	(.16)
Distributions from net investment income	(.16)	(.18)	(.16)
Distributions from net realized gain	(.40)	(.14)	(.16)
Total distributions	(.55)D	(.32)	(.32)
Net asset value, end of period	$12.34	$8.30	$9.52
Total ReturnE	56.10%	(10.11)%	(1.19)%
Ratios to Average Net AssetsC,F
Expenses before reductions	.34%	.35%G	.34%H
Expenses net of fee waivers, if any	.34%	.35%G	.34%H
Expenses net of all reductions	.34%	.35%G	.34%H
Net investment income (loss)	1.37%	2.03%	1.15%H
Supplemental Data
Net assets, end of period (000 omitted)	$3,072	$694	$99
Portfolio turnover rateI	21%	26%	14%H

 A For the period August 31, 2018 (commencement of operations) to March 31, 2019.

 B Calculated based on average shares outstanding during the period.

 C Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 D Total distributions per share do not sum due to rounding.

 E Total returns for periods of less than one year are not annualized.

 F Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.

 G On certain classes, the size and fluctuation of net assets and expense amounts may cause ratios to differ from contractual rates.

 H Annualized

 I Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom® Blend 2060 Fund

Investment Summary (Unaudited)

The information in the following tables is based on the direct investments of the Fund.

Top Holdings as of March 31, 2021

% of fund's net assets
Fidelity Series Large Cap Value Index Fund	14.5
Fidelity Series Emerging Markets Opportunities Fund	14.3
Fidelity Series Blue Chip Growth Fund	11.0
Fidelity Series Large Cap Stock Fund	7.6
Fidelity Series Large Cap Growth Index Fund	6.9
Fidelity Series International Growth Fund	6.0
Fidelity Series Overseas Fund	6.0
Fidelity Series International Value Fund	5.9
Fidelity Series Value Discovery Fund	5.3
Fidelity Series Small Cap Opportunities Fund	3.7
81.2

Asset Allocation (% of fund's net assets)

Period end
Domestic Equity Funds	51.8%
International Equity Funds	40.8%
Bond Funds	6.6%
Short-Term Funds	0.8%

Domestic Equity Funds category includes Fidelity Series Commodity Strategy Fund which invests in commodity-related investments.

Fidelity Freedom® Blend 2060 Fund

Schedule of Investments March 31, 2021

Showing Percentage of Net Assets

Domestic Equity Funds - 51.8%
	Shares	Value
Fidelity Series Blue Chip Growth Fund (a)	832,459	$14,493,113
Fidelity Series Commodity Strategy Fund (a)	746,320	3,656,970
Fidelity Series Large Cap Growth Index Fund (a)	579,809	9,149,383
Fidelity Series Large Cap Stock Fund (a)	541,714	9,994,618
Fidelity Series Large Cap Value Index Fund (a)	1,299,655	19,091,927
Fidelity Series Small Cap Opportunities Fund (a)	272,399	4,826,919
Fidelity Series Value Discovery Fund (a)	443,111	7,054,331
TOTAL DOMESTIC EQUITY FUNDS
(Cost $55,413,851)		68,267,261

International Equity Funds - 40.8%
Fidelity Series Canada Fund (a)	249,599	3,187,380
Fidelity Series Emerging Markets Fund (a)	179,282	2,095,811
Fidelity Series Emerging Markets Opportunities Fund (a)	734,278	18,841,581
Fidelity Series International Growth Fund (a)	437,776	7,853,697
Fidelity Series International Index Fund (a)	280,198	3,272,708
Fidelity Series International Small Cap Fund (a)	135,596	2,809,546
Fidelity Series International Value Fund (a)	721,933	7,832,972
Fidelity Series Overseas Fund (a)	622,660	7,851,748
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $44,094,619)		53,745,443

Bond Funds - 6.6%
Fidelity Series Corporate Bond Fund (a)	1,330	14,435
Fidelity Series Emerging Markets Debt Fund (a)	79,375	720,725
Fidelity Series Emerging Markets Debt Local Currency Fund (a)	24,041	240,892
Fidelity Series Floating Rate High Income Fund (a)	15,799	145,194
Fidelity Series Government Bond Index Fund (a)	1,683	17,620
Fidelity Series High Income Fund (a)	89,160	836,325
Fidelity Series Inflation-Protected Bond Index Fund (a)	245,093	2,632,303
Fidelity Series Investment Grade Bond Fund (a)	1,731	19,953
Fidelity Series Investment Grade Securitized Fund (a)	1,344	13,842
Fidelity Series Long-Term Treasury Bond Index Fund (a)	456,417	3,605,691
Fidelity Series Real Estate Income Fund (a)	45,343	501,036
TOTAL BOND FUNDS
(Cost $9,144,902)		8,748,016

Short-Term Funds - 0.8%
Fidelity Series Government Money Market Fund 0.08% (a)(b)	341,434	341,434
Fidelity Series Short-Term Credit Fund (a)	16,564	168,457
Fidelity Series Treasury Bill Index Fund (a)	54,251	542,511
TOTAL SHORT-TERM FUNDS
(Cost $1,051,819)		1,052,402
TOTAL INVESTMENT IN SECURITIES - 100.0%
(Cost $109,705,191)		131,813,122
NET OTHER ASSETS (LIABILITIES) - 0.0%		(37,081)
NET ASSETS - 100%		$131,776,041

Legend

 (a) Affiliated Fund

 (b) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds

Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds, excluding any Money Market Central Funds, is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur.

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Fidelity Series Blue Chip Growth Fund	$4,978,324	$9,766,230	$2,568,177	$3,488,218	$113,332	$2,203,404	$14,493,113
Fidelity Series Canada Fund	1,200,585	1,382,957	288,630	52,148	(9,623)	902,091	3,187,380
Fidelity Series Commodity Strategy Fund	1,737,562	2,004,377	757,202	10,611	(13,602)	685,835	3,656,970
Fidelity Series Corporate Bond Fund	14,954	10,000	10,618	400	(841)	940	14,435
Fidelity Series Emerging Markets Debt Fund	338,404	413,840	77,653	26,184	(1,404)	47,538	720,725
Fidelity Series Emerging Markets Debt Local Currency Fund	--	254,090	9,535	2,974	(97)	(3,566)	240,892
Fidelity Series Emerging Markets Fund	618,240	1,020,864	156,423	23,966	3,092	610,038	2,095,811
Fidelity Series Emerging Markets Opportunities Fund	5,692,038	9,085,226	1,343,530	456,494	29,722	5,378,125	18,841,581
Fidelity Series Floating Rate High Income Fund	78,644	77,221	24,828	5,176	(213)	14,370	145,194
Fidelity Series Government Bond Index Fund	22,654	11,465	15,445	352	(26)	(1,028)	17,620
Fidelity Series Government Money Market Fund 0.08%	428,307	1,575,704	1,662,577	581	--	--	341,434
Fidelity Series High Income Fund	392,767	440,122	63,344	34,473	57	66,723	836,325
Fidelity Series Inflation-Protected Bond Index Fund	1,160,476	1,621,583	241,415	27,206	(1,091)	92,750	2,632,303
Fidelity Series International Growth Fund	3,457,712	4,589,470	1,123,950	915,670	(4,934)	935,399	7,853,697
Fidelity Series International Index Fund	1,361,733	1,397,147	239,631	51,540	2,186	751,273	3,272,708
Fidelity Series International Small Cap Fund	1,019,630	1,150,544	100,430	19,177	7,150	732,652	2,809,546
Fidelity Series International Value Fund	3,302,734	3,438,704	1,192,583	179,961	27,880	2,256,237	7,832,972
Fidelity Series Investment Grade Bond Fund	22,620	13,879	16,137	861	(598)	189	19,953
Fidelity Series Investment Grade Securitized Fund	15,595	9,486	10,926	305	(8)	(305)	13,842
Fidelity Series Large Cap Growth Index Fund	3,717,336	4,475,922	1,572,911	207,513	54,386	2,474,650	9,149,383
Fidelity Series Large Cap Stock Fund	3,865,673	4,743,721	1,593,752	405,274	21,373	2,957,603	9,994,618
Fidelity Series Large Cap Value Index Fund	7,164,828	8,821,346	2,343,095	328,183	47,625	5,401,223	19,091,927
Fidelity Series Long-Term Treasury Bond Index Fund	1,318,052	3,554,220	534,069	250,324	(48,565)	(683,947)	3,605,691
Fidelity Series Overseas Fund	3,353,354	3,734,686	1,113,030	73,124	(44,285)	1,921,023	7,851,748
Fidelity Series Real Estate Income Fund	214,435	226,718	31,167	23,399	67	90,983	501,036
Fidelity Series Short-Term Credit Fund	180,553	48,033	65,297	4,323	(213)	5,381	168,457
Fidelity Series Small Cap Opportunities Fund	1,917,349	2,127,186	1,013,248	80,711	767	1,794,865	4,826,919
Fidelity Series Treasury Bill Index Fund	1,350,828	73,304	876,301	6,141	(2,822)	(2,498)	542,511
Fidelity Series Value Discovery Fund	2,248,437	3,511,607	812,709	125,397	17,331	2,089,665	7,054,331
	$51,173,824	$69,579,652	$19,858,613	$6,800,686	$196,646	$30,721,613	$131,813,122

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of March 31, 2021, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Domestic Equity Funds	$68,267,261	$68,267,261	$--	$--
International Equity Funds	53,745,443	53,745,443	--	--
Bond Funds	8,748,016	8,748,016	--	--
Short-Term Funds	1,052,402	1,052,402	--	--
Total Investments in Securities:	$131,813,122	$131,813,122	$--	$--

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom® Blend 2060 Fund

Financial Statements

Statement of Assets and Liabilities

		March 31, 2021
Assets
Investment in securities, at value — See accompanying schedule:
Affiliated issuers (cost $109,705,191)	$131,813,122
Total Investment in Securities (cost $109,705,191)		$131,813,122
Cash		205
Receivable for investments sold		955,022
Receivable for fund shares sold		461,498
Total assets		133,229,847
Liabilities
Payable for investments purchased	$1,372,247
Payable for fund shares redeemed	42,673
Accrued management fee	38,075
Distribution and service plan fees payable	811
Total liabilities		1,453,806
Net Assets		$131,776,041
Net Assets consist of:
Paid in capital		$107,401,199
Total accumulated earnings (loss)		24,374,842
Net Assets		$131,776,041
Net Asset Value and Maximum Offering Price
Class A:
Net Asset Value and redemption price per share ($1,204,949 ÷ 97,298 shares)(a)		$12.38
Maximum offering price per share (100/94.25 of $12.38)		$13.14
Class M:
Net Asset Value and redemption price per share ($413,893 ÷ 33,524 shares)(a)		$12.35
Maximum offering price per share (100/96.50 of $12.35)		$12.80
Class C:
Net Asset Value and offering price per share ($484,097 ÷ 39,451 shares)(a)		$12.27
Fidelity Freedom Blend 2060 Fund:
Net Asset Value, offering price and redemption price per share ($6,777,973 ÷ 546,192 shares)		$12.41
Class K:
Net Asset Value, offering price and redemption price per share ($2,363,488 ÷ 190,365 shares)		$12.42
Class K6:
Net Asset Value, offering price and redemption price per share ($116,568,629 ÷ 9,372,369 shares)		$12.44
Class I:
Net Asset Value, offering price and redemption price per share ($2,283,506 ÷ 184,111 shares)		$12.40
Class Z:
Net Asset Value, offering price and redemption price per share ($138,882 ÷ 11,158 shares)		$12.45
Class Z6:
Net Asset Value, offering price and redemption price per share ($1,540,624 ÷ 123,820 shares)		$12.44

 (a) Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Year ended March 31, 2021
Investment Income
Dividends:
Affiliated issuers		$1,595,275
Expenses
Management fee	$333,363
Distribution and service plan fees	7,307
Independent trustees' fees and expenses	244
Total expenses before reductions	340,914
Expense reductions	(1)
Total expenses after reductions		340,913
Net investment income (loss)		1,254,362
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Affiliated issuers	196,646
Capital gain distributions from underlying funds:
Affiliated issuers	5,205,411
Total net realized gain (loss)		5,402,057
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Affiliated issuers	30,721,613
Total change in net unrealized appreciation (depreciation)		30,721,613
Net gain (loss)		36,123,670
Net increase (decrease) in net assets resulting from operations		$37,378,032

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Year ended March 31, 2021	Year ended March 31, 2020
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$1,254,362	$614,960
Net realized gain (loss)	5,402,057	442,582
Change in net unrealized appreciation (depreciation)	30,721,613	(8,667,644)
Net increase (decrease) in net assets resulting from operations	37,378,032	(7,610,102)
Distributions to shareholders	(4,331,551)	(1,132,008)
Share transactions - net increase (decrease)	47,556,542	57,305,021
Total increase (decrease) in net assets	80,603,023	48,562,911
Net Assets
Beginning of period	51,173,018	2,610,107
End of period	$131,776,041	$51,173,018

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Freedom Blend 2060 Fund Class A

Years ended March 31,	2021	2020	2019 A
Selected Per–Share Data
Net asset value, beginning of period	$8.30	$9.53	$10.00
Income from Investment Operations
Net investment income (loss)B	.10	.16	.08
Net realized and unrealized gain (loss)	4.45	(1.11)	(.27)
Total from investment operations	4.55	(.95)	(.19)
Distributions from net investment income	(.12)	(.14)	(.14)
Distributions from net realized gain	(.35)	(.14)	(.15)
Total distributions	(.47)	(.28)	(.28)C
Net asset value, end of period	$12.38	$8.30	$9.53
Total ReturnD,E,F	55.38%	(10.54)%	(1.50)%
Ratios to Average Net AssetsG,H
Expenses before reductions	.79%	.79%	.80%I,J
Expenses net of fee waivers, if any	.79%	.79%	.80%I,J
Expenses net of all reductions	.79%	.79%	.80%I,J
Net investment income (loss)	.93%	1.62%	1.50%I
Supplemental Data
Net assets, end of period (000 omitted)	$1,205	$493	$243
Portfolio turnover rateK	22%	27%	11%I

 A For the period August 31, 2018 (commencement of operations) to March 31, 2019.

 B Calculated based on average shares outstanding during the period.

 C Total distributions per share do not sum due to rounding.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Total returns do not include the effect of the sales charges.

 G Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 I Annualized

 J On certain classes, the size and fluctuation of net assets and expense amounts may cause ratios to differ from contractual rates.

 K Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom Blend 2060 Fund Class M

Years ended March 31,	2021	2020	2019 A
Selected Per–Share Data
Net asset value, beginning of period	$8.29	$9.53	$10.00
Income from Investment Operations
Net investment income (loss)B	.07	.14	.07
Net realized and unrealized gain (loss)	4.45	(1.12)	(.26)
Total from investment operations	4.52	(.98)	(.19)
Distributions from net investment income	(.11)	(.12)	(.13)
Distributions from net realized gain	(.35)	(.14)	(.15)
Total distributions	(.46)	(.26)	(.28)
Net asset value, end of period	$12.35	$8.29	$9.53
Total ReturnC,D	55.06%	(10.80)%	(1.59)%
Ratios to Average Net AssetsE,F
Expenses before reductions	1.04%	1.04%	1.04%G
Expenses net of fee waivers, if any	1.04%	1.04%	1.04%G
Expenses net of all reductions	1.04%	1.04%	1.04%G
Net investment income (loss)	.68%	1.37%	1.25%G
Supplemental Data
Net assets, end of period (000 omitted)	$414	$174	$143
Portfolio turnover rateH	22%	27%	11%G

 A For the period August 31, 2018 (commencement of operations) to March 31, 2019.

 B Calculated based on average shares outstanding during the period.

 C Total returns for periods of less than one year are not annualized.

 D Total returns do not include the effect of the sales charges.

 E Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 G Annualized

 H Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom Blend 2060 Fund Class C

Years ended March 31,	2021	2020	2019 A
Selected Per–Share Data
Net asset value, beginning of period	$8.26	$9.52	$10.00
Income from Investment Operations
Net investment income (loss)B	.02	.09	.04
Net realized and unrealized gain (loss)	4.41	(1.11)	(.26)
Total from investment operations	4.43	(1.02)	(.22)
Distributions from net investment income	(.07)	(.10)	(.12)
Distributions from net realized gain	(.35)	(.14)	(.15)
Total distributions	(.42)	(.24)	(.26)C
Net asset value, end of period	$12.27	$8.26	$9.52
Total ReturnD,E	54.17%	(11.22)%	(1.87)%
Ratios to Average Net AssetsF,G
Expenses before reductions	1.54%	1.54%	1.54%H
Expenses net of fee waivers, if any	1.54%	1.54%	1.54%H
Expenses net of all reductions	1.54%	1.54%	1.54%H
Net investment income (loss)	.18%	.87%	.76%H
Supplemental Data
Net assets, end of period (000 omitted)	$484	$222	$107
Portfolio turnover rateI	22%	27%	11%H

 A For the period August 31, 2018 (commencement of operations) to March 31, 2019.

 B Calculated based on average shares outstanding during the period.

 C Total distributions per share do not sum due to rounding.

 D Total returns for periods of less than one year are not annualized.

 E Total returns do not include the effect of the contingent deferred sales charge.

 F Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 H Annualized

 I Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom Blend 2060 Fund

Years ended March 31,	2021	2020	2019 A
Selected Per–Share Data
Net asset value, beginning of period	$8.31	$9.54	$10.00
Income from Investment Operations
Net investment income (loss)B	.13	.18	.09
Net realized and unrealized gain (loss)	4.46	(1.11)	(.25)
Total from investment operations	4.59	(.93)	(.16)
Distributions from net investment income	(.14)	(.16)	(.15)
Distributions from net realized gain	(.35)	(.14)	(.15)
Total distributions	(.49)	(.30)	(.30)
Net asset value, end of period	$12.41	$8.31	$9.54
Total ReturnC	55.78%	(10.35)%	(1.27)%
Ratios to Average Net AssetsD,E
Expenses before reductions	.54%	.55%F	.54%G
Expenses net of fee waivers, if any	.54%	.55%F	.54%G
Expenses net of all reductions	.54%	.55%F	.54%G
Net investment income (loss)	1.18%	1.87%	1.75%G
Supplemental Data
Net assets, end of period (000 omitted)	$6,778	$2,773	$453
Portfolio turnover rateH	22%	27%	11%G

 A For the period August 31, 2018 (commencement of operations) to March 31, 2019.

 B Calculated based on average shares outstanding during the period.

 C Total returns for periods of less than one year are not annualized.

 D Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 F On certain classes, the size and fluctuation of net assets and expense amounts may cause ratios to differ from contractual rates.

 G Annualized

 H Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom Blend 2060 Fund Class K

Years ended March 31,	2021	2020	2019 A
Selected Per–Share Data
Net asset value, beginning of period	$8.31	$9.54	$10.00
Income from Investment Operations
Net investment income (loss)B	.14	.20	.10
Net realized and unrealized gain (loss)	4.47	(1.11)	(.26)
Total from investment operations	4.61	(.91)	(.16)
Distributions from net investment income	(.14)	(.18)	(.15)
Distributions from net realized gain	(.35)	(.14)	(.15)
Total distributions	(.50)C	(.32)	(.30)
Net asset value, end of period	$12.42	$8.31	$9.54
Total ReturnD	56.01%	(10.22)%	(1.28)%
Ratios to Average Net AssetsE,F
Expenses before reductions	.44%	.44%	.44%G
Expenses net of fee waivers, if any	.44%	.44%	.44%G
Expenses net of all reductions	.44%	.44%	.44%G
Net investment income (loss)	1.28%	1.97%	1.85%G
Supplemental Data
Net assets, end of period (000 omitted)	$2,363	$1,307	$99
Portfolio turnover rateH	22%	27%	11%G
 A For the period August 31, 2018 (commencement of operations) to March 31, 2019.

 B Calculated based on average shares outstanding during the period.

 C Total distributions per share do not sum due to rounding.

 D Total returns for periods of less than one year are not annualized.

 E Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 G Annualized

 H Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom Blend 2060 Fund Class K6

Years ended March 31,	2021	2020	2019 A
Selected Per–Share Data
Net asset value, beginning of period	$8.32	$9.54	$10.00
Income from Investment Operations
Net investment income (loss)B	.15	.20	.10
Net realized and unrealized gain (loss)	4.47	(1.10)	(.26)
Total from investment operations	4.62	(.90)	(.16)
Distributions from net investment income	(.15)	(.17)	(.15)
Distributions from net realized gain	(.35)	(.14)	(.15)
Total distributions	(.50)	(.32)C	(.30)
Net asset value, end of period	$12.44	$8.32	$9.54
Total ReturnD	56.17%	(10.12)%	(1.24)%
Ratios to Average Net AssetsE,F
Expenses before reductions	.34%	.34%	.34%G
Expenses net of fee waivers, if any	.34%	.34%	.34%G
Expenses net of all reductions	.34%	.34%	.34%G
Net investment income (loss)	1.38%	2.07%	1.95%G
Supplemental Data
Net assets, end of period (000 omitted)	$116,569	$44,655	$1,261
Portfolio turnover rateH	22%	27%	11%G

 A For the period August 31, 2018 (commencement of operations) to March 31, 2019.

 B Calculated based on average shares outstanding during the period.

 C Total distributions per share do not sum due to rounding.

 D Total returns for periods of less than one year are not annualized.

 E Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 G Annualized

 H Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom Blend 2060 Fund Class I

Years ended March 31,	2021	2020	2019 A
Selected Per–Share Data
Net asset value, beginning of period	$8.30	$9.54	$10.00
Income from Investment Operations
Net investment income (loss)B	.13	.19	.10
Net realized and unrealized gain (loss)	4.46	(1.12)	(.27)
Total from investment operations	4.59	(.93)	(.17)
Distributions from net investment income	(.13)	(.17)	(.15)
Distributions from net realized gain	(.35)	(.14)	(.15)
Total distributions	(.49)C	(.31)	(.29)C
Net asset value, end of period	$12.40	$8.30	$9.54
Total ReturnD	55.83%	(10.37)%	(1.31)%
Ratios to Average Net AssetsE,F
Expenses before reductions	.54%	.54%	.54%G
Expenses net of fee waivers, if any	.54%	.54%	.54%G
Expenses net of all reductions	.54%	.54%	.54%G
Net investment income (loss)	1.18%	1.87%	1.75%G
Supplemental Data
Net assets, end of period (000 omitted)	$2,284	$1,084	$102
Portfolio turnover rateH	22%	27%	11%G

 A For the period August 31, 2018 (commencement of operations) to March 31, 2019.

 B Calculated based on average shares outstanding during the period.

 C Total distributions per share do not sum due to rounding.

 D Total returns for periods of less than one year are not annualized.

 E Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 G Annualized

 H Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom Blend 2060 Fund Class Z

Years ended March 31,	2021	2020	2019 A
Selected Per–Share Data
Net asset value, beginning of period	$8.33	$9.54	$10.00
Income from Investment Operations
Net investment income (loss)B	.14	.20	.10
Net realized and unrealized gain (loss)	4.47	(1.11)	(.26)
Total from investment operations	4.61	(.91)	(.16)
Distributions from net investment income	(.14)	(.16)	(.15)
Distributions from net realized gain	(.35)	(.14)	(.15)
Total distributions	(.49)	(.30)	(.30)
Net asset value, end of period	$12.45	$8.33	$9.54
Total ReturnC	55.93%	(10.17)%	(1.28)%
Ratios to Average Net AssetsD,E
Expenses before reductions	.44%	.44%	.44%F
Expenses net of fee waivers, if any	.44%	.44%	.44%F
Expenses net of all reductions	.44%	.44%	.44%F
Net investment income (loss)	1.28%	1.97%	1.86%F
Supplemental Data
Net assets, end of period (000 omitted)	$139	$89	$99
Portfolio turnover rateG	22%	27%	11%F

 A For the period August 31, 2018 (commencement of operations) to March 31, 2019.

 B Calculated based on average shares outstanding during the period.

 C Total returns for periods of less than one year are not annualized.

 D Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 F Annualized

 G Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom Blend 2060 Fund Class Z6

Years ended March 31,	2021	2020	2019 A
Selected Per–Share Data
Net asset value, beginning of period	$8.33	$9.54	$10.00
Income from Investment Operations
Net investment income (loss)B	.15	.20	.11
Net realized and unrealized gain (loss)	4.47	(1.10)	(.27)
Total from investment operations	4.62	(.90)	(.16)
Distributions from net investment income	(.15)	(.17)	(.15)
Distributions from net realized gain	(.36)	(.14)	(.15)
Total distributions	(.51)	(.31)	(.30)
Net asset value, end of period	$12.44	$8.33	$9.54
Total ReturnC	56.07%	(10.10)%	(1.24)%
Ratios to Average Net AssetsD,E
Expenses before reductions	.34%	.34%	.34%F
Expenses net of fee waivers, if any	.34%	.34%	.34%F
Expenses net of all reductions	.34%	.34%	.34%F
Net investment income (loss)	1.38%	2.07%	1.96%F
Supplemental Data
Net assets, end of period (000 omitted)	$1,541	$375	$103
Portfolio turnover rateG	22%	27%	11%F

 A For the period August 31, 2018 (commencement of operations) to March 31, 2019.

 B Calculated based on average shares outstanding during the period.

 C Total returns for periods of less than one year are not annualized.

 D Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 F Annualized

 G Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom® Blend 2065 Fund

Investment Summary (Unaudited)

The information in the following tables is based on the direct investments of the Fund.

Top Holdings as of March 31, 2021

% of fund's net assets
Fidelity Series Large Cap Value Index Fund	14.5
Fidelity Series Emerging Markets Opportunities Fund	14.3
Fidelity Series Blue Chip Growth Fund	11.0
Fidelity Series Large Cap Stock Fund	7.6
Fidelity Series Large Cap Growth Index Fund	6.9
Fidelity Series Overseas Fund	6.0
Fidelity Series International Growth Fund	5.9
Fidelity Series International Value Fund	5.9
Fidelity Series Value Discovery Fund	5.3
Fidelity Series Small Cap Opportunities Fund	3.7
81.1

Asset Allocation (% of fund's net assets)

Period end
Domestic Equity Funds	51.8%
International Equity Funds	40.8%
Bond Funds	6.6%
Short-Term Funds	0.8%

Domestic Equity Funds category includes Fidelity Series Commodity Strategy Fund which invests in commodity-related investments.

Fidelity Freedom® Blend 2065 Fund

Schedule of Investments March 31, 2021

Showing Percentage of Net Assets

Domestic Equity Funds - 51.8%
	Shares	Value
Fidelity Series Blue Chip Growth Fund (a)	81,476	$1,418,499
Fidelity Series Commodity Strategy Fund (a)	73,048	357,937
Fidelity Series Large Cap Growth Index Fund (a)	56,749	895,503
Fidelity Series Large Cap Stock Fund (a)	53,027	978,346
Fidelity Series Large Cap Value Index Fund (a)	127,221	1,868,872
Fidelity Series Small Cap Opportunities Fund (a)	26,666	472,527
Fidelity Series Value Discovery Fund (a)	43,374	690,520
TOTAL DOMESTIC EQUITY FUNDS
(Cost $5,685,911)		6,682,204

International Equity Funds - 40.8%
Fidelity Series Canada Fund (a)	24,431	311,981
Fidelity Series Emerging Markets Fund (a)	17,548	205,139
Fidelity Series Emerging Markets Opportunities Fund (a)	71,871	1,844,205
Fidelity Series International Growth Fund (a)	42,753	766,981
Fidelity Series International Index Fund (a)	27,427	320,348
Fidelity Series International Small Cap Fund (a)	13,372	277,070
Fidelity Series International Value Fund (a)	70,640	766,444
Fidelity Series Overseas Fund (a)	60,948	768,554
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $4,564,065)		5,260,722

Bond Funds - 6.6%
Fidelity Series Corporate Bond Fund (a)	130	1,408
Fidelity Series Emerging Markets Debt Fund (a)	7,769	70,545
Fidelity Series Emerging Markets Debt Local Currency Fund (a)	2,353	23,578
Fidelity Series Floating Rate High Income Fund (a)	1,546	14,211
Fidelity Series Government Bond Index Fund (a)	166	1,735
Fidelity Series High Income Fund (a)	8,726	81,845
Fidelity Series Inflation-Protected Bond Index Fund (a)	23,991	257,661
Fidelity Series Investment Grade Bond Fund (a)	168	1,933
Fidelity Series Investment Grade Securitized Fund (a)	131	1,351
Fidelity Series Long-Term Treasury Bond Index Fund (a)	44,667	352,865
Fidelity Series Real Estate Income Fund (a)	4,438	49,041
TOTAL BOND FUNDS
(Cost $896,951)		856,173

Short-Term Funds - 0.8%
Fidelity Series Government Money Market Fund 0.08% (a)(b)	33,421	33,421
Fidelity Series Short-Term Credit Fund (a)	1,621	16,490
Fidelity Series Treasury Bill Index Fund (a)	5,310	53,102
TOTAL SHORT-TERM FUNDS
(Cost $103,021)		103,013
TOTAL INVESTMENT IN SECURITIES - 100.0%
(Cost $11,249,948)		12,902,112
NET OTHER ASSETS (LIABILITIES) - 0.0%		(4,308)
NET ASSETS - 100%		$12,897,804

Legend

 (a) Affiliated Fund

 (b) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds

Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds, excluding any Money Market Central Funds, is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur.

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Fidelity Series Blue Chip Growth Fund	$246,710	$1,326,853	$273,765	$247,397	$(3,764)	$122,465	$1,418,499
Fidelity Series Canada Fund	58,816	238,013	49,354	4,072	(1,775)	66,281	311,981
Fidelity Series Commodity Strategy Fund	87,912	303,009	81,012	704	(445)	48,473	357,937
Fidelity Series Corporate Bond Fund	668	1,175	418	27	(35)	18	1,408
Fidelity Series Emerging Markets Debt Fund	16,137	65,979	13,243	1,836	(318)	1,990	70,545
Fidelity Series Emerging Markets Debt Local Currency Fund	--	25,892	1,728	256	(33)	(553)	23,578
Fidelity Series Emerging Markets Fund	30,515	164,805	29,214	1,871	(786)	39,819	205,139
Fidelity Series Emerging Markets Opportunities Fund	280,112	1,475,827	252,078	35,648	(10,134)	350,478	1,844,205
Fidelity Series Floating Rate High Income Fund	3,787	13,804	4,261	369	(76)	957	14,211
Fidelity Series Government Bond Index Fund	1,022	1,429	630	23	(1)	(85)	1,735
Fidelity Series Government Money Market Fund 0.08%	31,125	180,173	177,877	65	--	--	33,421
Fidelity Series High Income Fund	19,212	73,464	14,632	2,487	(192)	3,993	81,845
Fidelity Series Inflation-Protected Bond Index Fund	54,819	235,099	37,340	2,133	(167)	5,250	257,661
Fidelity Series International Growth Fund	171,036	692,575	141,326	71,552	(3,973)	48,669	766,981
Fidelity Series International Index Fund	67,715	249,708	47,301	4,025	(1,897)	52,123	320,348
Fidelity Series International Small Cap Fund	51,927	213,990	36,850	1,499	11	47,992	277,070
Fidelity Series International Value Fund	165,447	600,720	159,301	14,059	(4,918)	164,496	766,444
Fidelity Series Investment Grade Bond Fund	1,012	1,595	627	56	(24)	(23)	1,933
Fidelity Series Investment Grade Securitized Fund	696	1,116	436	20	--	(25)	1,351
Fidelity Series Large Cap Growth Index Fund	183,258	731,976	175,049	13,840	2,010	153,308	895,503
Fidelity Series Large Cap Stock Fund	191,426	779,330	211,720	28,472	(3,995)	223,305	978,346
Fidelity Series Large Cap Value Index Fund	353,202	1,480,405	365,143	25,909	(11,215)	411,623	1,868,872
Fidelity Series Long-Term Treasury Bond Index Fund	67,221	406,951	59,767	18,484	(3,899)	(57,641)	352,865
Fidelity Series Overseas Fund	164,074	626,120	141,087	5,713	(4,559)	124,006	768,554
Fidelity Series Real Estate Income Fund	10,519	41,986	9,697	1,693	(409)	6,642	49,041
Fidelity Series Short-Term Credit Fund	5,909	16,903	6,451	159	(17)	146	16,490
Fidelity Series Small Cap Opportunities Fund	94,087	350,659	97,815	6,055	(3,212)	128,808	472,527
Fidelity Series Treasury Bill Index Fund	59,792	27,726	34,190	283	(100)	(126)	53,102
Fidelity Series Value Discovery Fund	110,508	554,884	129,266	9,909	(3,236)	157,630	690,520
	$2,528,664	$10,882,166	$2,551,578	$498,616	$(57,159)	$2,100,019	$12,902,112

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of March 31, 2021, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Domestic Equity Funds	$6,682,204	$6,682,204	$--	$--
International Equity Funds	5,260,722	5,260,722	--	--
Bond Funds	856,173	856,173	--	--
Short-Term Funds	103,013	103,013	--	--
Total Investments in Securities:	$12,902,112	$12,902,112	$--	$--

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom® Blend 2065 Fund

Financial Statements

Statement of Assets and Liabilities

		March 31, 2021
Assets
Investment in securities, at value — See accompanying schedule:
Affiliated issuers (cost $11,249,948)	$12,902,112
Total Investment in Securities (cost $11,249,948)		$12,902,112
Cash		200
Receivable for investments sold		90,590
Receivable for fund shares sold		90,465
Total assets		13,083,367
Liabilities
Payable for investments purchased	$178,771
Payable for fund shares redeemed	2,172
Accrued management fee	4,107
Distribution and service plan fees payable	513
Total liabilities		185,563
Net Assets		$12,897,804
Net Assets consist of:
Paid in capital		$11,117,092
Total accumulated earnings (loss)		1,780,712
Net Assets		$12,897,804
Net Asset Value and Maximum Offering Price
Class A:
Net Asset Value and redemption price per share ($466,300 ÷ 36,883 shares)(a)		$12.64
Maximum offering price per share (100/94.25 of $12.64)		$13.41
Class M:
Net Asset Value and redemption price per share ($357,700 ÷ 28,322 shares)(a)		$12.63
Maximum offering price per share (100/96.50 of $12.63)		$13.09
Class C:
Net Asset Value and offering price per share ($339,033 ÷ 26,958 shares)(a)		$12.58
Fidelity Freedom Blend 2065 Fund:
Net Asset Value, offering price and redemption price per share ($1,766,950 ÷ 139,450 shares)		$12.67
Class K:
Net Asset Value, offering price and redemption price per share ($258,716 ÷ 20,384 shares)		$12.69
Class K6:
Net Asset Value, offering price and redemption price per share ($8,863,079 ÷ 698,917 shares)		$12.68
Class I:
Net Asset Value, offering price and redemption price per share ($428,310 ÷ 33,767 shares)		$12.68
Class Z:
Net Asset Value, offering price and redemption price per share ($150,290 ÷ 11,836 shares)		$12.70
Class Z6:
Net Asset Value, offering price and redemption price per share ($267,426 ÷ 21,066 shares)		$12.69

 (a) Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Year ended March 31, 2021
Investment Income
Dividends:
Affiliated issuers		$121,541
Expenses
Management fee	$27,654
Distribution and service plan fees	4,580
Independent trustees' fees and expenses	16
Total expenses		32,250
Net investment income (loss)		89,291
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Affiliated issuers	(57,159)
Capital gain distributions from underlying funds:
Affiliated issuers	377,075
Total net realized gain (loss)		319,916
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Affiliated issuers	2,100,019
Total change in net unrealized appreciation (depreciation)		2,100,019
Net gain (loss)		2,419,935
Net increase (decrease) in net assets resulting from operations		$2,509,226

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Year ended March 31, 2021	For the period June 28, 2019 (commencement of operations) to March 31, 2020
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$89,291	$21,707
Net realized gain (loss)	319,916	24,775
Change in net unrealized appreciation (depreciation)	2,100,019	(447,855)
Net increase (decrease) in net assets resulting from operations	2,509,226	(401,373)
Distributions to shareholders	(284,148)	(42,997)
Share transactions - net increase (decrease)	8,144,106	2,972,990
Total increase (decrease) in net assets	10,369,184	2,528,620
Net Assets
Beginning of period	2,528,620	–
End of period	$12,897,804	$2,528,620

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Freedom Blend 2065 Fund Class A

Years ended March 31,	2021	2020 A
Selected Per–Share Data
Net asset value, beginning of period	$8.42	$10.00
Income from Investment Operations
Net investment income (loss)B	.11	.14
Net realized and unrealized gain (loss)	4.51	(1.43)
Total from investment operations	4.62	(1.29)
Distributions from net investment income	(.11)	(.16)
Distributions from net realized gain	(.29)	(.14)
Total distributions	(.40)	(.29)C
Net asset value, end of period	$12.64	$8.42
Total ReturnD,E	55.34%	(13.48)%
Ratios to Average Net AssetsF,G
Expenses before reductions	.79%	.79%H
Expenses net of fee waivers, if any	.79%	.79%H
Expenses net of all reductions	.79%	.79%H
Net investment income (loss)	1.00%	1.78%H
Supplemental Data
Net assets, end of period (000 omitted)	$466	$154
Portfolio turnover rateI	38%	29%H

 A For the period June 28, 2019 (commencement of operations) to March 31, 2020.

 B Calculated based on average shares outstanding during the period.

 C Total distributions per share do not sum due to rounding.

 D Total returns for periods of less than one year are not annualized.

 E Total returns do not include the effect of the sales charges.

 F Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 H Annualized

 I Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom Blend 2065 Fund Class M

Years ended March 31,	2021	2020 A
Selected Per–Share Data
Net asset value, beginning of period	$8.42	$10.00
Income from Investment Operations
Net investment income (loss)B	.08	.12
Net realized and unrealized gain (loss)	4.51	(1.42)
Total from investment operations	4.59	(1.30)
Distributions from net investment income	(.09)	(.14)
Distributions from net realized gain	(.29)	(.14)
Total distributions	(.38)	(.28)
Net asset value, end of period	$12.63	$8.42
Total ReturnC,D	54.90%	(13.60)%
Ratios to Average Net AssetsE,F
Expenses before reductions	1.04%	1.05%G,H
Expenses net of fee waivers, if any	1.04%	1.05%G,H
Expenses net of all reductions	1.04%	1.05%G,H
Net investment income (loss)	.75%	1.53%G
Supplemental Data
Net assets, end of period (000 omitted)	$358	$165
Portfolio turnover rateI	38%	29%G

 A For the period June 28, 2019 (commencement of operations) to March 31, 2020.

 B Calculated based on average shares outstanding during the period.

 C Total returns for periods of less than one year are not annualized.

 D Total returns do not include the effect of the sales charges.

 E Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 G Annualized

 H On certain classes, the size and fluctuation of net assets and expense amounts may cause ratios to differ from contractual rates.

 I Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom Blend 2065 Fund Class C

Years ended March 31,	2021	2020 A
Selected Per–Share Data
Net asset value, beginning of period	$8.40	$10.00
Income from Investment Operations
Net investment income (loss)B	.03	.08
Net realized and unrealized gain (loss)	4.49	(1.42)
Total from investment operations	4.52	(1.34)
Distributions from net investment income	(.05)	(.12)
Distributions from net realized gain	(.29)	(.14)
Total distributions	(.34)	(.26)
Net asset value, end of period	$12.58	$8.40
Total ReturnC,D	54.22%	(13.94)%
Ratios to Average Net AssetsE,F
Expenses before reductions	1.54%	1.55%G,H
Expenses net of fee waivers, if any	1.54%	1.55%G,H
Expenses net of all reductions	1.54%	1.55%G,H
Net investment income (loss)	.25%	1.03%G
Supplemental Data
Net assets, end of period (000 omitted)	$339	$156
Portfolio turnover rateI	38%	29%G

 A For the period June 28, 2019 (commencement of operations) to March 31, 2020.

 B Calculated based on average shares outstanding during the period.

 C Total returns for periods of less than one year are not annualized.

 D Total returns do not include the effect of the contingent deferred sales charge.

 E Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 G Annualized

 H On certain classes, the size and fluctuation of net assets and expense amounts may cause ratios to differ from contractual rates.

 I Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom Blend 2065 Fund

Years ended March 31,	2021	2020 A
Selected Per–Share Data
Net asset value, beginning of period	$8.43	$10.00
Income from Investment Operations
Net investment income (loss)B	.14	.15
Net realized and unrealized gain (loss)	4.52	(1.42)
Total from investment operations	4.66	(1.27)
Distributions from net investment income	(.13)	(.17)
Distributions from net realized gain	(.29)	(.14)
Total distributions	(.42)	(.30)C
Net asset value, end of period	$12.67	$8.43
Total ReturnD	55.69%	(13.28)%
Ratios to Average Net AssetsE,F
Expenses before reductions	.54%	.54%G
Expenses net of fee waivers, if any	.54%	.54%G
Expenses net of all reductions	.54%	.54%G
Net investment income (loss)	1.25%	2.03%G
Supplemental Data
Net assets, end of period (000 omitted)	$1,767	$423
Portfolio turnover rateH	38%	29%G

 A For the period June 28, 2019 (commencement of operations) to March 31, 2020.

 B Calculated based on average shares outstanding during the period.

 C Total distributions per share do not sum due to rounding.

 D Total returns for periods of less than one year are not annualized.

 E Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 G Annualized

 H Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom Blend 2065 Fund Class K

Years ended March 31,	2021	2020 A
Selected Per–Share Data
Net asset value, beginning of period	$8.43	$10.00
Income from Investment Operations
Net investment income (loss)B	.15	.16
Net realized and unrealized gain (loss)	4.53	(1.43)
Total from investment operations	4.68	(1.27)
Distributions from net investment income	(.13)	(.17)
Distributions from net realized gain	(.29)	(.14)
Total distributions	(.42)	(.30)C
Net asset value, end of period	$12.69	$8.43
Total ReturnD	55.98%	(13.30)%
Ratios to Average Net AssetsE,F
Expenses before reductions	.44%	.44%G
Expenses net of fee waivers, if any	.44%	.44%G
Expenses net of all reductions	.44%	.44%G
Net investment income (loss)	1.35%	2.13%G
Supplemental Data
Net assets, end of period (000 omitted)	$259	$118
Portfolio turnover rateH	38%	29%G

 A For the period June 28, 2019 (commencement of operations) to March 31, 2020.

 B Calculated based on average shares outstanding during the period.

 C Total distributions per share do not sum due to rounding.

 D Total returns for periods of less than one year are not annualized.

 E Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 G Annualized

 H Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom Blend 2065 Fund Class K6

Years ended March 31,	2021	2020 A
Selected Per–Share Data
Net asset value, beginning of period	$8.43	$10.00
Income from Investment Operations
Net investment income (loss)B	.17	.16
Net realized and unrealized gain (loss)	4.52	(1.42)
Total from investment operations	4.69	(1.26)
Distributions from net investment income	(.15)	(.18)
Distributions from net realized gain	(.29)	(.14)
Total distributions	(.44)	(.31)C
Net asset value, end of period	$12.68	$8.43
Total ReturnD	56.09%	(13.20)%
Ratios to Average Net AssetsE,F
Expenses before reductions	.34%	.34%G
Expenses net of fee waivers, if any	.34%	.34%G
Expenses net of all reductions	.34%	.34%G
Net investment income (loss)	1.45%	2.23%G
Supplemental Data
Net assets, end of period (000 omitted)	$8,863	$1,084
Portfolio turnover rateH	38%	29%G

 A For the period June 28, 2019 (commencement of operations) to March 31, 2020.

 B Calculated based on average shares outstanding during the period.

 C Total distributions per share do not sum due to rounding.

 D Total returns for periods of less than one year are not annualized.

 E Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 G Annualized

 H Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom Blend 2065 Fund Class I

Years ended March 31,	2021	2020 A
Selected Per–Share Data
Net asset value, beginning of period	$8.43	$10.00
Income from Investment Operations
Net investment income (loss)B	.14	.15
Net realized and unrealized gain (loss)	4.52	(1.42)
Total from investment operations	4.66	(1.27)
Distributions from net investment income	(.13)	(.16)
Distributions from net realized gain	(.29)	(.14)
Total distributions	(.41)C	(.30)
Net asset value, end of period	$12.68	$8.43
Total ReturnD	55.77%	(13.34)%
Ratios to Average Net AssetsE,F
Expenses before reductions	.54%	.54%G
Expenses net of fee waivers, if any	.54%	.54%G
Expenses net of all reductions	.54%	.54%G
Net investment income (loss)	1.25%	2.03%G
Supplemental Data
Net assets, end of period (000 omitted)	$428	$235
Portfolio turnover rateH	38%	29%G

 A For the period June 28, 2019 (commencement of operations) to March 31, 2020.

 B Calculated based on average shares outstanding during the period.

 C Total distributions per share do not sum due to rounding.

 D Total returns for periods of less than one year are not annualized.

 E Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 G Annualized

 H Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom Blend 2065 Fund Class Z

Years ended March 31,	2021	2020 A
Selected Per–Share Data
Net asset value, beginning of period	$8.44	$10.00
Income from Investment Operations
Net investment income (loss)B	.15	.16
Net realized and unrealized gain (loss)	4.53	(1.42)
Total from investment operations	4.68	(1.26)
Distributions from net investment income	(.13)	(.17)
Distributions from net realized gain	(.29)	(.14)
Total distributions	(.42)	(.30)C
Net asset value, end of period	$12.70	$8.44
Total ReturnD	55.86%	(13.20)%
Ratios to Average Net AssetsE,F
Expenses before reductions	.44%	.44%G
Expenses net of fee waivers, if any	.44%	.44%G
Expenses net of all reductions	.44%	.44%G
Net investment income (loss)	1.35%	2.13%G
Supplemental Data
Net assets, end of period (000 omitted)	$150	$96
Portfolio turnover rateH	38%	29%G

 A For the period June 28, 2019 (commencement of operations) to March 31, 2020.

 B Calculated based on average shares outstanding during the period.

 C Total distributions per share do not sum due to rounding.

 D Total returns for periods of less than one year are not annualized.

 E Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 G Annualized

 H Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom Blend 2065 Fund Class Z6

Years ended March 31,	2021	2020 A
Selected Per–Share Data
Net asset value, beginning of period	$8.44	$10.00
Income from Investment Operations
Net investment income (loss)B	.16	.17
Net realized and unrealized gain (loss)	4.52	(1.42)
Total from investment operations	4.68	(1.25)
Distributions from net investment income	(.15)	(.17)
Distributions from net realized gain	(.29)	(.14)
Total distributions	(.43)C	(.31)
Net asset value, end of period	$12.69	$8.44
Total ReturnD	55.98%	(13.16)%
Ratios to Average Net AssetsE,F
Expenses before reductions	.34%	.34%G
Expenses net of fee waivers, if any	.34%	.34%G
Expenses net of all reductions	.34%	.34%G
Net investment income (loss)	1.45%	2.24%G
Supplemental Data
Net assets, end of period (000 omitted)	$267	$97
Portfolio turnover rateH	38%	29%G

 A For the period June 28, 2019 (commencement of operations) to March 31, 2020.

 B Calculated based on average shares outstanding during the period.

 C Total distributions per share do not sum due to rounding.

 D Total returns for periods of less than one year are not annualized.

 E Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 G Annualized

 H Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements

For the period ended March 31, 2021

1. Organization.

Fidelity Freedom Blend Income Fund, Fidelity Freedom Blend 2005 Fund, Fidelity Freedom Blend 2010 Fund, Fidelity Freedom Blend 2015 Fund, Fidelity Freedom Blend 2020 Fund, Fidelity Freedom Blend 2025 Fund, Fidelity Freedom Blend 2030 Fund, Fidelity Freedom Blend 2035 Fund, Fidelity Freedom Blend 2040 Fund, Fidelity Freedom Blend 2045 Fund, Fidelity Freedom Blend 2050 Fund, Fidelity Freedom Blend 2055 Fund, Fidelity Freedom Blend 2060 Fund and Fidelity Freedom Blend 2065 Fund (the Funds) are funds of Fidelity Aberdeen Street Trust (the Trust). The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Delaware statutory trust. Each Fund is authorized to issue an unlimited number of shares. Each Fund offers Class A, Class M, Class C, Fidelity Freedom Blend, Class K, Class K6, Class I, Class Z and Class Z6 shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Class C shares will automatically convert to Class A shares after a holding period of ten years from the initial date of purchase, with certain exceptions.

2. Investments in Fidelity Central Funds.

The Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Funds' Schedules of Investments list each of the Fidelity Central Funds held as of period end, if any, as an investment of each Fund, but do not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, each Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date ranged from less than .005% to .01%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds, which are not covered by the Funds' Report of Independent Registered Public Accounting Firm, are available on the SEC website or upon request.

3. Significant Accounting Policies.

Each Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. Each Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds (ETFs) but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of each Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Each Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1– quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value each Fund's investments by major category are as follows. Investments in open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy. The aggregate value of investments by input level as of March 31, 2021 is included at the end of each Fund's Schedule of Investments.

Investment Transactions and Income. For financial reporting purposes, the Funds' investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Income and capital gain distributions from any underlying mutual funds or exchange-traded funds (ETFs) are recorded on the ex-dividend date.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of each Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of each Fund. Each class differs with respect to distribution and service plan fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of each Fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds (ETFs). Although not included in each Fund's expenses, each Fund indirectly bears its proportionate share of any underlying mutual funds or exchange-traded funds (ETFs) expenses through the impact of these expenses on each underlying mutual fund's or exchange-traded fund's (ETFs) NAV. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, each Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. As of March 31, 2021, each Fund did not have any unrecognized tax benefits in the financial statements; nor is each Fund aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. Each Fund files a U.S. federal tax return, in addition to state and local tax returns as required. Each Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to the short-term gain distributions from the Underlying Funds and losses deferred due to wash sales and excise tax regulations.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows for each Fund:

	Tax cost	Gross unrealized appreciation	Gross unrealized depreciation	Net unrealized appreciation (depreciation)
Fidelity Freedom Blend Income Fund	$58,904,125	$3,804,934	$(631,839)	$3,173,095
Fidelity Freedom Blend 2005 Fund	22,222,683	1,625,450	(250,635)	1,374,815
Fidelity Freedom Blend 2010 Fund	74,521,510	7,009,059	(733,798)	6,275,261
Fidelity Freedom Blend 2015 Fund	212,147,474	24,774,154	(1,588,031)	23,186,123
Fidelity Freedom Blend 2020 Fund	678,003,339	90,654,667	(5,312,369)	85,342,298
Fidelity Freedom Blend 2025 Fund	1,031,171,516	150,045,165	(9,478,923)	140,566,242
Fidelity Freedom Blend 2030 Fund	1,065,214,092	169,071,361	(9,679,743)	159,391,618
Fidelity Freedom Blend 2035 Fund	982,132,416	183,810,684	(8,069,273)	175,741,411
Fidelity Freedom Blend 2040 Fund	871,017,896	180,560,022	(5,107,891)	175,452,131
Fidelity Freedom Blend 2045 Fund	742,043,479	154,613,568	(4,383,977)	150,229,591
Fidelity Freedom Blend 2050 Fund	611,617,429	127,967,409	(3,694,046)	124,273,363
Fidelity Freedom Blend 2055 Fund	324,988,991	68,958,413	(2,148,441)	66,809,972
Fidelity Freedom Blend 2060 Fund	110,150,739	22,504,170	(841,787)	21,662,383
Fidelity Freedom Blend 2065 Fund	11,328,581	1,686,506	(112,975)	1,573,531

The tax-based components of distributable earnings as of period end were as follows for each Fund:

	Undistributed ordinary income	Undistributed long-term capital gain	Net unrealized appreciation (depreciation) on securities and other investments
Fidelity Freedom Blend Income Fund	$70,859	$644,028	$3,173,095
Fidelity Freedom Blend 2005 Fund	61,618	252,555	1,374,815
Fidelity Freedom Blend 2010 Fund	126,675	1,495,213	6,275,261
Fidelity Freedom Blend 2015 Fund	210,048	5,681,961	23,186,123
Fidelity Freedom Blend 2020 Fund	1,085,910	17,066,804	85,342,298
Fidelity Freedom Blend 2025 Fund	2,076,336	22,028,964	140,566,242
Fidelity Freedom Blend 2030 Fund	2,012,472	24,009,224	159,391,618
Fidelity Freedom Blend 2035 Fund	1,240,228	24,618,620	175,741,411
Fidelity Freedom Blend 2040 Fund	1,020,659	23,612,521	175,452,131
Fidelity Freedom Blend 2045 Fund	751,537	20,320,926	150,229,591
Fidelity Freedom Blend 2050 Fund	676,011	16,255,240	124,273,363
Fidelity Freedom Blend 2055 Fund	328,033	8,561,823	66,809,972
Fidelity Freedom Blend 2060 Fund	83,853	2,681,942	21,662,383
Fidelity Freedom Blend 2065 Fund	6,774	207,575	1,573,531

Certain of the Funds intend to elect to defer to the next fiscal year ordinary losses recognized during the period November 1, 2020 to March 31, 2021. Loss deferrals were as follows:

Ordinary losses
Fidelity Freedom Blend 2040 Fund	$402,597
Fidelity Freedom Blend 2045 Fund	343,930
Fidelity Freedom Blend 2050 Fund	284,185
Fidelity Freedom Blend 2055 Fund	151,603
Fidelity Freedom Blend 2060 Fund	53,339
Fidelity Freedom Blend 2065 Fund	7,171

The tax character of distributions paid was as follows:

March 31, 2021
	Ordinary Income	Long-term Capital Gains	Total
Fidelity Freedom Blend Income Fund	$1,096,757	$430,922	$1,527,679
Fidelity Freedom Blend 2005 Fund	410,221	238,471	648,692
Fidelity Freedom Blend 2010 Fund	1,665,385	1,059,769	2,725,154
Fidelity Freedom Blend 2015 Fund	4,898,725	4,551,089	9,449,814
Fidelity Freedom Blend 2020 Fund	15,076,422	16,432,190	31,508,612
Fidelity Freedom Blend 2025 Fund	21,577,088	23,488,125	45,065,213
Fidelity Freedom Blend 2030 Fund	22,072,830	26,511,497	48,584,327
Fidelity Freedom Blend 2035 Fund	19,379,849	28,656,374	48,036,223
Fidelity Freedom Blend 2040 Fund	15,906,663	27,660,206	43,566,869
Fidelity Freedom Blend 2045 Fund	13,644,027	23,508,137	37,152,164
Fidelity Freedom Blend 2050 Fund	11,154,730	18,415,981	29,570,711
Fidelity Freedom Blend 2055 Fund	5,894,331	8,948,161	14,842,492
Fidelity Freedom Blend 2060 Fund	1,807,397	2,524,154	4,331,551
Fidelity Freedom Blend 2065 Fund	137,655	146,493	284,148

March 31, 2020
	Ordinary Income	Long-term Capital Gains	Total
Fidelity Freedom Blend Income Fund	$766,290	$72,005	$838,295
Fidelity Freedom Blend 2005 Fund	303,065	51,664	354,729
Fidelity Freedom Blend 2010 Fund	1,210,596	233,479	1,444,075
Fidelity Freedom Blend 2015 Fund	4,259,540	1,094,695	5,354,235
Fidelity Freedom Blend 2020 Fund	12,956,260	3,936,430	16,892,690
Fidelity Freedom Blend 2025 Fund	16,691,273	5,575,537	22,266,810
Fidelity Freedom Blend 2030 Fund	16,431,474	6,424,713	22,856,187
Fidelity Freedom Blend 2035 Fund	15,395,850	7,647,885	23,043,735
Fidelity Freedom Blend 2040 Fund	12,750,679	7,425,385	20,176,064
Fidelity Freedom Blend 2045 Fund	10,723,027	6,314,951	17,037,978
Fidelity Freedom Blend 2050 Fund	7,953,134	4,553,711	12,506,845
Fidelity Freedom Blend 2055 Fund	3,338,678	1,766,809	5,105,487
Fidelity Freedom Blend 2060 Fund	756,662	375,346	1,132,008
Fidelity Freedom Blend 2065 Fund(a)	27,477	15,520	42,997

 (a) For the period June 28, 2019 (commencement of operations) to March 31, 2020.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Freedom Blend Income Fund	41,118,241	26,946,365
Fidelity Freedom Blend 2005 Fund	15,912,414	9,115,383
Fidelity Freedom Blend 2010 Fund	39,769,636	27,224,667
Fidelity Freedom Blend 2015 Fund	109,338,974	95,653,736
Fidelity Freedom Blend 2020 Fund	346,497,421	253,721,715
Fidelity Freedom Blend 2025 Fund	563,363,641	297,001,240
Fidelity Freedom Blend 2030 Fund	588,320,186	290,961,486
Fidelity Freedom Blend 2035 Fund	506,787,091	245,892,613
Fidelity Freedom Blend 2040 Fund	397,349,058	180,653,082
Fidelity Freedom Blend 2045 Fund	342,802,924	158,254,841
Fidelity Freedom Blend 2050 Fund	291,512,889	118,948,564
Fidelity Freedom Blend 2055 Fund	172,012,708	62,303,298
Fidelity Freedom Blend 2060 Fund	69,579,652	19,858,613
Fidelity Freedom Blend 2065 Fund	10,882,166	2,551,578

5. Fees and Other Transactions with Affiliates.

Management Fee and Expense Contract. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Funds with investment management related services. Under the management contract, each Class of each Fund pays a monthly management fee that is set at an annual rate by referring to each Fund's target date, indicated by its name, such that the management fee rate applicable to each Class of each Fund is reduced as the fund approaches, and then passes, its target date. In addition, under the management contract, the investment adviser pays all ordinary operating expenses of each Fund, except distribution and service plan fees, fees and expenses of the independent Trustees, and certain miscellaneous expenses such as proxy and shareholder meeting expenses. For the reporting period, the total annual management fee rate for each Class of each Fund was as follows:

	Annual % of Class-Level Average Net Assets (Classes A, M, C, I, Fidelity Freedom Blend Class)	Annual % of Class-Level Average Net Assets (Classes K, K6, Z, Z6)
Fidelity Freedom Blend Income Fund	.46%	.36%
Fidelity Freedom Blend 2005 Fund	.46%	.36%
Fidelity Freedom Blend 2010 Fund	.47%	.37%
Fidelity Freedom Blend 2015 Fund	.48%	.38%
Fidelity Freedom Blend 2020 Fund	.49%	.39%
Fidelity Freedom Blend 2025 Fund	.51%	.41%
Fidelity Freedom Blend 2030 Fund	.52%	.42%
Fidelity Freedom Blend 2035 Fund	.53%	.43%
Fidelity Freedom Blend 2040 Fund	.54%	.44%
Fidelity Freedom Blend 2045 Fund	.54%	.44%
Fidelity Freedom Blend 2050 Fund	.54%	.44%
Fidelity Freedom Blend 2055 Fund	.54%	.44%
Fidelity Freedom Blend 2060 Fund	.54%	.44%
Fidelity Freedom Blend 2065 Fund	.54%	.44%

Under the expense contract, the investment adviser pays class-level expenses for Class K6 and Class Z6 of each Fund as necessary so that Class K6 and Class Z6 total expenses do not exceed certain amounts of Class K6 and Class Z6 average net assets, respectively, on an annual basis with certain exceptions, as noted in the following table:

Annual % of Class-Level Average Net Assets (Classes K6, Z6)
Fidelity Freedom Blend Income Fund	.26%
Fidelity Freedom Blend 2005 Fund	.26%
Fidelity Freedom Blend 2010 Fund	.27%
Fidelity Freedom Blend 2015 Fund	.28%
Fidelity Freedom Blend 2020 Fund	.29%
Fidelity Freedom Blend 2025 Fund	.31%
Fidelity Freedom Blend 2030 Fund	.32%
Fidelity Freedom Blend 2035 Fund	.33%
Fidelity Freedom Blend 2040 Fund	.34%
Fidelity Freedom Blend 2045 Fund	.34%
Fidelity Freedom Blend 2050 Fund	.34%
Fidelity Freedom Blend 2055 Fund	.34%
Fidelity Freedom Blend 2060 Fund	.34%
Fidelity Freedom Blend 2065 Fund	.34%

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, each Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Company LLC (FDC), an affiliate of the investment adviser, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of each Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Fidelity Freedom Blend Income Fund
Class A	-%	.25%	$3,230	$302
Class M	.25%	.25%	908	479
Class C	.75%	.25%	5,192	1,271
			$9,330	$2,052
Fidelity Freedom Blend 2005 Fund
Class A	-%	.25%	$741	$284
Class M	.25%	.25%	654	560
Class C	.75%	.25%	2,924	1,286
			$4,319	$2,130
Fidelity Freedom Blend 2010 Fund
Class A	-%	.25%	$1,811	$209
Class M	.25%	.25%	1,745	566
Class C	.75%	.25%	2,045	1,663
			$5,601	$2,438
Fidelity Freedom Blend 2015 Fund
Class A	-%	.25%	$1,482	$183
Class M	.25%	.25%	1,069	556
Class C	.75%	.25%	6,920	5,560
			$9,471	$6,299
Fidelity Freedom Blend 2020 Fund
Class A	-%	.25%	$5,913	$254
Class M	.25%	.25%	3,314	844
Class C	.75%	.25%	8,131	2,700
			$17,358	$3,798
Fidelity Freedom Blend 2025 Fund
Class A	-%	.25%	$7,099	$392
Class M	.25%	.25%	7,548	425
Class C	.75%	.25%	9,818	4,478
			$24,465	$5,295
Fidelity Freedom Blend 2030 Fund
Class A	-%	.25%	$7,654	$543
Class M	.25%	.25%	7,599	660
Class C	.75%	.25%	23,477	12,264
			$38,730	$13,467
Fidelity Freedom Blend 2035 Fund
Class A	-%	.25%	$3,924	$286
Class M	.25%	.25%	3,200	534
Class C	.75%	.25%	8,540	4,091
			$15,664	$4,911
Fidelity Freedom Blend 2040 Fund
Class A	-%	.25%	$4,257	$307
Class M	.25%	.25%	2,992	518
Class C	.75%	.25%	10,000	4,198
			$17,249	$5,023
Fidelity Freedom Blend 2045 Fund
Class A	-%	.25%	$3,465	$361
Class M	.25%	.25%	7,330	522
Class C	.75%	.25%	7,800	4,728
			$18,595	$5,611
Fidelity Freedom Blend 2050 Fund
Class A	-%	.25%	$3,350	$357
Class M	.25%	.25%	2,532	545
Class C	.75%	.25%	7,365	5,408
			$13,247	$6,310
Fidelity Freedom Blend 2055 Fund
Class A	-%	.25%	$2,238	$386
Class M	.25%	.25%	2,324	718
Class C	.75%	.25%	2,747	2,119
			$7,309	$3,223
Fidelity Freedom Blend 2060 Fund
Class A	-%	.25%	$2,193	$320
Class M	.25%	.25%	1,462	583
Class C	.75%	.25%	3,652	2,809
			$7,307	$3,712
Fidelity Freedom Blend 2065 Fund
Class A	-%	.25%	$696	$320
Class M	.25%	.25%	1,355	625
Class C	.75%	.25%	2,529	2,223
			$4,580	$3,168

Sales Load. FDC may receive a front-end sales charge of up to 5.75% for selling Class A shares and 3.50% for selling Class M shares, some of which is paid to financial intermediaries for selling shares of each Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class M and Class C redemptions. The deferred sales charges are 1.00% for Class C shares, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class M shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Fidelity Freedom Blend Income Fund
Class A	$554
Class M	49
Class C(a)	100
$703
Fidelity Freedom Blend 2005 Fund
Class A	$289
Class M	60
Class C(a)	4
$353
Fidelity Freedom Blend 2010 Fund
Class A	$291
Class M	6
$297
Fidelity Freedom Blend 2015 Fund
Class A	$62
Class M	9
$71
Fidelity Freedom Blend 2020 Fund
Class A	$503
Class M	762
Class C(a)	192
$1,457
Fidelity Freedom Blend 2025 Fund
Class A	$3,965
Class M	868
Class C(a)	216
$5,049
Fidelity Freedom Blend 2030 Fund
Class A	$3,802
Class M	954
Class C(a)	409
$5,165
Fidelity Freedom Blend 2035 Fund
Class A	$2,928
Class M	953
Class C(a)	256
$4,137
Fidelity Freedom Blend 2040 Fund
Class A	$3,886
Class M	575
Class C(a)	176
$4,637
Fidelity Freedom Blend 2045 Fund
Class A	$4,513
Class M	572
Class C(a)	97
$5,182
Fidelity Freedom Blend 2050 Fund
Class A	$4,229
Class M	1,292
Class C(a)	1,278
$6,799
Fidelity Freedom Blend 2055 Fund
Class A	$2,665
Class M	1,302
Class C(a)	504
$4,471
Fidelity Freedom Blend 2060 Fund
Class A	$3,080
Class M	745
Class C(a)	58
$3,883
Fidelity Freedom Blend 2065 Fund
Class A	$668
Class M	191
Class C(a)	20
$879

 (a) When Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

6. Expense Reductions.

Through arrangements with each applicable Fund's custodian and each class' transfer agent, credits realized as a result of certain uninvested cash balances were used to reduce each applicable Fund's or class' expenses. All of the applicable expense reductions are noted in the table below.

	Custodian credits	Transfer Agent credits
Fidelity Freedom Blend Income Fund
Class M	$–	$ 4
	$–	$ 4
Fidelity Freedom Blend 2010 Fund
Class A	$–	$ 1
	$–	$ 1
Fidelity Freedom Blend 2020 Fund
Class A	$–	$11
Class C	–	107
Class K6	4	–
	$4	$118
Fidelity Freedom Blend 2025 Fund
Class C	$–	$9
	$–	$9
Fidelity Freedom Blend 2030 Fund
Class M	$–	$13
Class C	–	20
Class K6	3	–
	$3	$33
Fidelity Freedom Blend 2035 Fund
Class A	$–	$ 61
	$–	$ 61
Fidelity Freedom Blend 2045 Fund
Class M	$–	$ 1
	$–	$ 1
Fidelity Freedom Blend 2050 Fund
Class C	$–	$5
	$–	$ 5
Fidelity Freedom Blend 2060 Fund
Class A	$–	$ 1
	$–	$ 1

7. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Year ended March 31, 2021	Year ended March 31, 2020
Fidelity Freedom Blend Income Fund
Distributions to shareholders
Class A	$30,789	$8,738
Class M	3,747	5,135
Class C	12,679	2,540
Fidelity Freedom Blend Income Fund	113,118	32,325
Class K	12,402	6,526
Class K6	1,312,353	775,252
Class I	16,047	2,636
Class Z	21,786	2,493
Class Z6	4,758	2,650
Total	$1,527,679	$838,295
Fidelity Freedom Blend 2005 Fund
Distributions to shareholders
Class A	$6,978	$5,423
Class M	3,090	1,990
Class C	7,183	2,254
Fidelity Freedom Blend 2005 Fund	50,201	23,445
Class K	15,146	3,270
Class K6	530,391	300,610
Class I	27,076	12,666
Class Z	4,905	2,484
Class Z6	3,722	2,587
Total	$648,692	$354,729
Fidelity Freedom Blend 2010 Fund
Distributions to shareholders
Class A	$26,980	$4,117
Class M	10,695	3,946
Class C	6,665	2,008
Fidelity Freedom Blend 2010 Fund	134,742	36,055
Class K	259,643	166,144
Class K6	2,224,771	1,219,643
Class I	27,543	7,112
Class Z	5,353	2,427
Class Z6	28,762	2,623
Total	$2,725,154	$1,444,075
Fidelity Freedom Blend 2015 Fund
Distributions to shareholders
Class A	$24,467	$10,755
Class M	6,554	2,598
Class C	23,534	3,226
Fidelity Freedom Blend 2015 Fund	416,022	138,729
Class K	238,094	159,590
Class K6	8,475,902	4,932,297
Class I	197,917	95,191
Class Z	4,851	2,853
Class Z6	62,473	8,996
Total	$9,449,814	$5,354,235
Fidelity Freedom Blend 2020 Fund
Distributions to shareholders
Class A	$116,447	$52,542
Class M	26,115	4,631
Class C	32,784	13,577
Fidelity Freedom Blend 2020 Fund	1,223,012	229,606
Class K	1,178,680	809,512
Class K6	28,438,532	15,685,257
Class I	366,060	88,112
Class Z	6,540	3,071
Class Z6	120,442	6,382
Total	$31,508,612	$16,892,690
Fidelity Freedom Blend 2025 Fund
Distributions to shareholders
Class A	$135,485	$40,279
Class M	53,311	8,783
Class C	35,148	11,457
Fidelity Freedom Blend 2025 Fund	1,520,063	213,672
Class K	1,328,142	799,085
Class K6	40,753,859	21,003,005
Class I	959,802	174,303
Class Z	5,255	3,260
Class Z6	274,148	12,966
Total	$45,065,213	$22,266,810
Fidelity Freedom Blend 2030 Fund
Distributions to shareholders
Class A	$168,878	$34,389
Class M	68,058	19,154
Class C	101,064	12,929
Fidelity Freedom Blend 2030 Fund	1,199,509	162,703
Class K	1,307,651	769,504
Class K6	44,309,572	21,676,270
Class I	1,140,293	159,078
Class Z	9,907	3,705
Class Z6	279,395	18,455
Total	$48,584,327	$22,856,187
Fidelity Freedom Blend 2035 Fund
Distributions to shareholders
Class A	$81,391	$32,283
Class M	43,152	8,010
Class C	42,230	8,721
Fidelity Freedom Blend 2035 Fund	1,387,579	134,952
Class K	1,034,516	598,323
Class K6	44,547,977	22,128,385
Class I	666,837	113,319
Class Z	15,254	9,587
Class Z6	217,287	10,155
Total	$48,036,223	$23,043,735
Fidelity Freedom Blend 2040 Fund
Distributions to shareholders
Class A	$90,051	$19,594
Class M	29,927	5,585
Class C	49,879	10,160
Fidelity Freedom Blend 2040 Fund	1,266,304	121,223
Class K	883,718	516,568
Class K6	40,625,180	19,412,655
Class I	480,886	81,386
Class Z	6,183	3,583
Class Z6	134,741	5,310
Total	$43,566,869	$20,176,064
Fidelity Freedom Blend 2045 Fund
Distributions to shareholders
Class A	$70,620	$27,494
Class M	72,607	7,045
Class C	41,341	6,265
Fidelity Freedom Blend 2045 Fund	911,956	68,591
Class K	886,361	461,012
Class K6	34,613,340	16,369,836
Class I	428,586	88,782
Class Z	6,722	3,619
Class Z6	120,631	5,334
Total	$37,152,164	$17,037,978
Fidelity Freedom Blend 2050 Fund
Distributions to shareholders
Class A	$68,023	$19,819
Class M	24,168	8,625
Class C	34,540	9,876
Fidelity Freedom Blend 2050 Fund	964,286	60,239
Class K	486,658	308,941
Class K6	27,519,027	11,994,804
Class I	294,662	96,721
Class Z	6,016	3,453
Class Z6	173,331	4,367
Total	$29,570,711	$12,506,845
Fidelity Freedom Blend 2055 Fund
Distributions to shareholders
Class A	$48,263	$11,061
Class M	23,005	4,435
Class C	12,302	4,029
Fidelity Freedom Blend 2055 Fund	475,289	22,905
Class K	296,213	153,497
Class K6	13,744,285	4,851,113
Class I	156,276	50,084
Class Z	5,718	3,207
Class Z6	81,141	5,156
Total	$14,842,492	$5,105,487
Fidelity Freedom Blend 2060 Fund
Distributions to shareholders
Class A	$38,825	$12,880
Class M	13,370	4,107
Class C	14,892	4,470
Fidelity Freedom Blend 2060 Fund	215,485	29,908
Class K	81,145	38,953
Class K6	3,843,006	1,010,306
Class I	78,938	25,016
Class Z	5,263	3,118
Class Z6	40,627	3,250
Total	$4,331,551	$1,132,008
Fidelity Freedom Blend 2065 Fund
Distributions to shareholders(a)
Class A	$10,963	$4,538
Class M	9,480	3,736
Class C	7,987	4,126
Fidelity Freedom Blend 2065 Fund	39,047	7,111
Class K	6,950	3,966
Class K6	188,061	9,439
Class I	8,712	3,337
Class Z	4,765	3,344
Class Z6	8,183	3,400
Total	$284,148	$42,997

 (a) For the period June 28, 2019 (commencement of operations) to March 31, 2020.

8. Share Transactions.

Share transactions for each class were as follows and may contain automatic conversions between classes or exchanges between affiliated funds:

	Shares	Shares	Dollars	Dollars
	Year ended March 31, 2021	Year ended March 31, 2020(a)	Year ended March 31, 2021	Year ended March 31, 2020(a)
Fidelity Freedom Blend Income Fund
Class A
Shares sold	85,072	62,555	$895,089	$638,682
Reinvestment of distributions	2,837	843	30,789	8,738
Shares redeemed	(27,679)	(3,991)	(301,591)	(40,199)
Net increase (decrease)	60,230	59,407	$624,287	$607,221
Class M
Shares sold	1,969	26,230	$20,671	$269,516
Reinvestment of distributions	345	495	3,747	5,135
Shares redeemed	(35)	(21,272)	(389)	(214,074)
Net increase (decrease)	2,279	5,453	$24,029	$60,577
Class C
Shares sold	56,293	12,316	$600,861	$127,258
Reinvestment of distributions	1,165	245	12,679	2,540
Shares redeemed	(14,842)	(1,986)	(160,615)	(20,608)
Net increase (decrease)	42,616	10,575	$452,925	$109,190
Fidelity Freedom Blend Income Fund
Shares sold	720,200	422,104	$7,812,819	$4,378,184
Reinvestment of distributions	10,407	3,109	112,904	32,325
Shares redeemed	(457,220)	(189,533)	(4,972,335)	(1,961,292)
Net increase (decrease)	273,387	235,680	$2,953,388	$2,449,217
Class K
Shares sold	24,778	29,755	$271,629	$309,910
Reinvestment of distributions	1,147	628	12,402	6,526
Shares redeemed	(14,810)	(113)	(158,783)	(1,186)
Net increase (decrease)	11,115	30,270	$125,248	$315,250
Class K6
Shares sold	2,512,373	4,799,951	$26,898,262	$48,890,496
Reinvestment of distributions	121,385	74,806	1,312,353	775,252
Shares redeemed	(1,845,091)	(1,147,013)	(19,920,222)	(11,817,975)
Net increase (decrease)	788,667	3,727,744	$8,290,393	$37,847,773
Class I
Shares sold	49,310	15,112	$533,513	$157,824
Reinvestment of distributions	1,472	254	16,047	2,636
Shares redeemed	(6,511)	(1,325)	(71,189)	(13,883)
Net increase (decrease)	44,271	14,041	$478,371	$146,577
Class Z
Shares sold	112,876	–	$1,215,647	$–
Reinvestment of distributions	421	241	4,569	2,493
Shares redeemed	(29,867)	–	(322,845)	–
Net increase (decrease)	83,430	241	$897,371	$2,493
Class Z6
Shares sold	7,516	5,361	$82,200	$56,499
Reinvestment of distributions	440	256	4,758	2,650
Shares redeemed	(5,474)	(379)	(57,647)	(3,907)
Net increase (decrease)	2,482	5,238	$29,311	$55,242
Fidelity Freedom Blend 2005 Fund
Class A
Shares sold	11,747	11,122	$128,608	$112,530
Reinvestment of distributions	646	521	6,978	5,423
Shares redeemed	(7,183)	(3,711)	(77,499)	(36,690)
Net increase (decrease)	5,210	7,932	$58,087	$81,263
Class M
Shares sold	2,161	4,369	$22,948	$45,522
Reinvestment of distributions	284	191	3,090	1,990
Shares redeemed	–	(3,754)	–	(37,013)
Net increase (decrease)	2,445	806	$26,038	$10,499
Class C
Shares sold	13,733	16,140	$147,756	$161,085
Reinvestment of distributions	667	217	7,183	2,254
Shares redeemed	(11,205)	(419)	(121,070)	(4,103)
Net increase (decrease)	3,195	15,938	$33,869	$159,236
Fidelity Freedom Blend 2005 Fund
Shares sold	127,898	279,891	$1,391,257	$2,857,879
Reinvestment of distributions	4,538	2,253	49,375	23,445
Shares redeemed	(62,564)	(179,100)	(683,181)	(1,816,731)
Net increase (decrease)	69,872	103,044	$757,451	$1,064,593
Class K
Shares sold	43,370	7,581	$466,117	$76,209
Reinvestment of distributions	1,381	314	15,146	3,270
Shares redeemed	(21,238)	(21)	(229,590)	(201)
Net increase (decrease)	23,513	7,874	$251,673	$79,278
Class K6
Shares sold	1,007,042	1,882,369	$10,781,619	$19,120,279
Reinvestment of distributions	48,741	28,850	530,391	300,610
Shares redeemed	(540,452)	(813,267)	(5,869,921)	(8,297,598)
Net increase (decrease)	515,331	1,097,952	$5,442,089	$11,123,291
Class I
Shares sold	36,211	61,852	$392,567	$643,522
Reinvestment of distributions	2,495	1,215	27,076	12,666
Shares redeemed	(31,471)	(3,132)	(338,148)	(32,974)
Net increase (decrease)	7,235	59,935	$81,495	$623,214
Class Z
Shares sold	20,032	–	$216,014	$–
Reinvestment of distributions	316	238	3,424	2,484
Shares redeemed	(14,131)	–	(154,976)	–
Net increase (decrease)	6,217	238	$64,462	$2,484
Class Z6
Shares sold	108	448	$1,179	$4,680
Reinvestment of distributions	343	248	3,722	2,587
Shares redeemed	(4)	(1)	(40)	(7)
Net increase (decrease)	447	695	$4,861	$7,260
Fidelity Freedom Blend 2010 Fund
Class A
Shares sold	71,441	5,025	$738,761	$50,531
Reinvestment of distributions	2,486	394	26,980	4,117
Shares redeemed	(10,349)	(2,458)	(111,790)	(22,933)
Net increase (decrease)	63,578	2,961	$653,951	$31,715
Class M
Shares sold	8,968	16,393	$93,882	$168,719
Reinvestment of distributions	984	378	10,695	3,946
Shares redeemed	(2,943)	(2,618)	(32,780)	(24,213)
Net increase (decrease)	7,009	14,153	$71,797	$148,452
Class C
Shares sold	14,178	1,860	$150,459	$19,065
Reinvestment of distributions	608	192	6,665	2,008
Shares redeemed	(5,476)	–	(59,005)	–
Net increase (decrease)	9,310	2,052	$98,119	$21,073
Fidelity Freedom Blend 2010 Fund
Shares sold	325,624	347,271	$3,507,420	$3,601,555
Reinvestment of distributions	12,315	3,451	134,742	36,055
Shares redeemed	(164,241)	(137,893)	(1,818,468)	(1,430,093)
Net increase (decrease)	173,698	212,829	$1,823,694	$2,207,517
Class K
Shares sold	47,839	659,888	$532,618	$6,824,771
Reinvestment of distributions	23,846	15,884	259,643	166,144
Shares redeemed	(37,609)	(32,064)	(397,419)	(329,148)
Net increase (decrease)	34,076	643,708	$394,842	$6,661,767
Class K6
Shares sold	1,820,261	6,005,660	$19,267,788	$60,620,115
Reinvestment of distributions	203,724	116,622	2,224,771	1,219,643
Shares redeemed	(1,225,461)	(1,315,490)	(13,344,262)	(13,382,189)
Net increase (decrease)	798,524	4,806,792	$8,148,297	$48,457,569
Class I
Shares sold	48,941	37,258	$512,741	$387,686
Reinvestment of distributions	2,523	680	27,543	7,112
Shares redeemed	(16,872)	(1,271)	(183,765)	(13,355)
Net increase (decrease)	34,592	36,667	$356,519	$381,443
Class Z
Shares sold	11,151	–	$124,418	$–
Reinvestment of distributions	390	232	4,254	2,427
Net increase (decrease)	11,541	232	$128,672	$2,427
Class Z6
Shares sold	66,542	33,688	$724,009	$356,908
Reinvestment of distributions	2,600	250	28,762	2,623
Shares redeemed	(20,319)	(14,537)	(230,458)	(152,360)
Net increase (decrease)	48,823	19,401	$522,313	$207,171
Fidelity Freedom Blend 2015 Fund
Class A
Shares sold	22,780	28,250	$225,650	$293,223
Reinvestment of distributions	2,247	837	24,467	8,766
Shares redeemed	(6,595)	(12,078)	(72,394)	(114,023)
Net increase (decrease)	18,432	17,009	$177,723	$187,966
Class M
Shares sold	49,411	889	$563,497	$9,027
Reinvestment of distributions	596	248	6,554	2,598
Shares redeemed	(18)	–	(203)	–
Net increase (decrease)	49,989	1,137	$569,848	$11,625
Class C
Shares sold	18,999	36,356	$190,458	$359,968
Reinvestment of distributions	2,168	309	23,534	3,226
Shares redeemed	(3,300)	(1,494)	(36,390)	(15,824)
Net increase (decrease)	17,867	35,171	$177,602	$347,370
Fidelity Freedom Blend 2015 Fund
Shares sold	1,030,787	1,342,090	$11,403,444	$13,848,094
Reinvestment of distributions	36,310	13,245	395,121	138,673
Shares redeemed	(906,644)	(508,223)	(9,932,278)	(5,227,808)
Net increase (decrease)	160,453	847,112	$1,866,287	$8,758,959
Class K
Shares sold	100,377	807,937	$1,100,701	$8,362,163
Reinvestment of distributions	21,979	15,228	238,094	159,590
Shares redeemed	(313,177)	(183,022)	(3,288,291)	(1,891,984)
Net increase (decrease)	(190,821)	640,143	$(1,949,496)	$6,629,769
Class K6
Shares sold	5,034,639	19,726,381	$53,169,125	$198,186,726
Reinvestment of distributions	774,488	470,564	8,475,902	4,932,297
Shares redeemed	(4,695,026)	(3,853,351)	(51,315,780)	(39,415,063)
Net increase (decrease)	1,114,101	16,343,594	$10,329,247	$163,703,960
Class I
Shares sold	222,844	372,907	$2,306,146	$3,909,828
Reinvestment of distributions	18,225	9,101	197,917	95,191
Shares redeemed	(145,309)	(11,553)	(1,592,292)	(114,498)
Net increase (decrease)	95,760	370,455	$911,771	$3,890,521
Class Z
Reinvestment of distributions	443	272	$4,851	$2,853
Net increase (decrease)	443	272	$4,851	$2,853
Class Z6
Shares sold	115,561	77,326	$1,267,695	$792,258
Reinvestment of distributions	5,640	858	62,473	8,996
Shares redeemed	(39,083)	(17,875)	(429,587)	(168,239)
Net increase (decrease)	82,118	60,309	$900,581	$633,015
Fidelity Freedom Blend 2020 Fund
Class A
Shares sold	278,275	210,830	$3,089,264	$2,137,244
Reinvestment of distributions	10,433	4,985	116,447	52,542
Shares redeemed	(157,237)	(153,051)	(1,763,914)	(1,532,924)
Net increase (decrease)	131,471	62,764	$1,441,797	$656,862
Class M
Shares sold	108,998	22,771	$1,232,361	$238,437
Reinvestment of distributions	2,328	439	26,115	4,631
Shares redeemed	(16,410)	(5,246)	(186,238)	(51,676)
Net increase (decrease)	94,916	17,964	$1,072,238	$191,392
Class C
Shares sold	59,657	32,007	$634,219	$327,258
Reinvestment of distributions	2,973	1,291	32,784	13,577
Shares redeemed	(18,186)	(27,669)	(203,010)	(294,717)
Net increase (decrease)	44,444	5,629	$463,993	$46,118
Fidelity Freedom Blend 2020 Fund
Shares sold	3,368,825	3,071,141	$37,375,799	$31,827,871
Reinvestment of distributions	109,072	21,350	1,208,398	225,245
Shares redeemed	(2,660,472)	(1,155,853)	(29,435,131)	(11,831,997)
Net increase (decrease)	817,425	1,936,638	$9,149,066	$20,221,119
Class K
Shares sold	559,013	2,837,630	$6,209,161	$29,553,993
Reinvestment of distributions	107,013	76,658	1,178,680	809,512
Shares redeemed	(867,863)	(411,861)	(9,058,786)	(4,345,988)
Net increase (decrease)	(201,837)	2,502,427	$(1,670,945)	$26,017,517
Class K6
Shares sold	18,252,762	58,938,931	$193,645,477	$593,707,590
Reinvestment of distributions	2,565,952	1,483,753	28,438,532	15,685,257
Shares redeemed	(13,293,126)	(11,477,811)	(146,192,959)	(117,101,198)
Net increase (decrease)	7,525,588	48,944,873	$75,891,050	$492,291,649
Class I
Shares sold	398,942	589,216	$4,260,440	$6,185,794
Reinvestment of distributions	33,056	8,344	366,060	88,112
Shares redeemed	(252,106)	(54,803)	(2,772,460)	(521,841)
Net increase (decrease)	179,892	542,757	$1,854,040	$5,752,065
Class Z
Shares sold	–	2,526	$–	$27,000
Reinvestment of distributions	536	290	5,929	3,071
Net increase (decrease)	536	2,816	$5,929	$30,071
Class Z6
Shares sold	201,311	447,539	$2,247,340	$4,712,064
Reinvestment of distributions	10,815	603	120,442	6,382
Shares redeemed	(82,615)	(266,580)	(937,293)	(2,446,908)
Net increase (decrease)	129,511	181,562	$1,430,489	$2,271,538
Fidelity Freedom Blend 2025 Fund
Class A
Shares sold	231,576	219,652	$2,498,355	$2,222,602
Reinvestment of distributions	12,116	3,840	135,485	40,279
Shares redeemed	(110,944)	(53,075)	(1,200,049)	(530,975)
Net increase (decrease)	132,748	170,417	$1,433,791	$1,731,906
Class M
Shares sold	118,505	75,724	$1,300,045	$798,244
Reinvestment of distributions	4,766	833	53,311	8,783
Shares redeemed	(64,126)	(55,530)	(752,618)	(565,093)
Net increase (decrease)	59,145	21,027	$600,738	$241,934
Class C
Shares sold	85,736	32,708	$896,555	$320,136
Reinvestment of distributions	3,178	1,095	35,148	11,457
Shares redeemed	(31,717)	(12,041)	(343,248)	(121,855)
Net increase (decrease)	57,197	21,762	$588,455	$209,738
Fidelity Freedom Blend 2025 Fund
Shares sold	3,086,328	2,937,252	$34,224,076	$30,409,391
Reinvestment of distributions	132,525	20,195	1,475,891	211,842
Shares redeemed	(1,866,188)	(790,375)	(20,480,296)	(8,102,956)
Net increase (decrease)	1,352,665	2,167,072	$15,219,671	$22,518,277
Class K
Shares sold	815,369	3,101,173	$9,135,853	$31,910,064
Reinvestment of distributions	119,983	76,103	1,328,142	799,085
Shares redeemed	(852,815)	(549,601)	(8,946,163)	(5,393,857)
Net increase (decrease)	82,537	2,627,675	$1,517,832	$27,315,292
Class K6
Shares sold	30,668,060	70,458,538	$324,651,986	$703,260,058
Reinvestment of distributions	3,662,079	1,997,769	40,753,859	21,003,005
Shares redeemed	(13,008,845)	(8,245,281)	(142,611,587)	(81,859,127)
Net increase (decrease)	21,321,294	64,211,026	$222,794,258	$642,403,936
Class I
Shares sold	1,899,911	909,969	$19,110,228	$9,435,700
Reinvestment of distributions	87,154	16,616	959,802	174,303
Shares redeemed	(742,591)	(92,290)	(8,182,270)	(947,828)
Net increase (decrease)	1,244,474	834,295	$11,887,760	$8,662,175
Class Z
Reinvestment of distributions	474	310	$5,255	$3,260
Net increase (decrease)	474	310	$5,255	$3,260
Class Z6
Shares sold	419,482	443,762	$4,789,505	$4,623,108
Reinvestment of distributions	24,446	1,234	272,725	12,966
Shares redeemed	(108,195)	(43,344)	(1,166,354)	(446,904)
Net increase (decrease)	335,733	401,652	$3,895,876	$4,189,170
Fidelity Freedom Blend 2030 Fund
Class A
Shares sold	454,122	222,484	$5,029,304	$2,218,980
Reinvestment of distributions	15,071	3,300	168,878	34,389
Shares redeemed	(160,781)	(89,605)	(1,753,468)	(829,687)
Net increase (decrease)	308,412	136,179	$3,444,714	$1,423,682
Class M
Shares sold	92,691	212,482	$1,033,270	$2,218,002
Reinvestment of distributions	6,125	1,840	68,058	19,154
Shares redeemed	(13,698)	(120,923)	(153,729)	(1,251,910)
Net increase (decrease)	85,118	93,399	$947,599	$985,246
Class C
Shares sold	224,077	96,524	$2,292,531	$852,234
Reinvestment of distributions	9,238	1,243	101,064	12,929
Shares redeemed	(88,801)	(12,142)	(936,801)	(123,032)
Net increase (decrease)	144,514	85,625	$1,456,794	$742,131
Fidelity Freedom Blend 2030 Fund
Shares sold	1,448,652	2,219,255	$15,812,844	$22,724,146
Reinvestment of distributions	108,204	15,582	1,198,805	162,525
Shares redeemed	(854,989)	(282,422)	(9,039,662)	(2,812,945)
Net increase (decrease)	701,867	1,952,415	$7,971,987	$20,073,726
Class K
Shares sold	696,511	2,663,047	$7,684,693	$26,975,778
Reinvestment of distributions	118,617	73,778	1,307,651	769,504
Shares redeemed	(590,584)	(295,302)	(6,065,281)	(2,979,983)
Net increase (decrease)	224,544	2,441,523	$2,927,063	$24,765,299
Class K6
Shares sold	30,060,192	71,449,167	$315,433,952	$703,759,303
Reinvestment of distributions	3,995,352	2,075,308	44,309,572	21,676,270
Shares redeemed	(9,722,328)	(6,220,182)	(105,348,399)	(60,775,687)
Net increase (decrease)	24,333,216	67,304,293	$254,395,125	$664,659,886
Class I
Shares sold	1,662,604	1,330,677	$17,087,189	$13,669,900
Reinvestment of distributions	103,115	15,252	1,140,293	159,078
Shares redeemed	(340,830)	(162,714)	(3,646,619)	(1,623,820)
Net increase (decrease)	1,424,889	1,183,215	$14,580,863	$12,205,158
Class Z
Shares sold	7,726	5,262	$83,970	$55,731
Reinvestment of distributions	898	355	9,907	3,705
Net increase (decrease)	8,624	5,617	$93,877	$59,436
Class Z6
Shares sold	317,050	456,774	$3,538,839	$4,726,736
Reinvestment of distributions	25,180	1,766	279,395	18,455
Shares redeemed	(222,013)	(52,856)	(2,387,003)	(476,266)
Net increase (decrease)	120,217	405,684	$1,431,231	$4,268,925
Fidelity Freedom Blend 2035 Fund
Class A
Shares sold	98,148	74,994	$1,034,436	$759,705
Reinvestment of distributions	7,267	3,098	81,391	32,283
Shares redeemed	(25,410)	(21,952)	(278,150)	(212,265)
Net increase (decrease)	80,005	56,140	$837,677	$579,723
Class M
Shares sold	76,987	35,509	$846,594	$361,165
Reinvestment of distributions	3,816	769	43,152	8,010
Shares redeemed	(41,352)	(20,415)	(494,143)	(213,271)
Net increase (decrease)	39,451	15,863	$395,603	$155,904
Class C
Shares sold	95,363	11,572	$1,008,030	$114,935
Reinvestment of distributions	3,766	838	42,230	8,721
Shares redeemed	(17,733)	(1,519)	(199,046)	(15,601)
Net increase (decrease)	81,396	10,891	$851,214	$108,055
Fidelity Freedom Blend 2035 Fund
Shares sold	1,748,448	1,936,875	$19,510,483	$19,814,978
Reinvestment of distributions	124,374	12,930	1,387,247	134,860
Shares redeemed	(484,145)	(321,953)	(5,409,394)	(3,252,705)
Net increase (decrease)	1,388,677	1,627,852	$15,488,336	$16,697,133
Class K
Shares sold	618,688	1,894,188	$6,924,881	$18,850,169
Reinvestment of distributions	93,889	57,311	1,034,516	598,323
Shares redeemed	(553,741)	(75,633)	(5,424,055)	(760,821)
Net increase (decrease)	158,836	1,875,866	$2,535,342	$18,687,671
Class K6
Shares sold	26,242,237	68,941,798	$276,687,978	$674,125,737
Reinvestment of distributions	4,016,752	2,118,650	44,547,977	22,128,385
Shares redeemed	(9,529,375)	(6,081,849)	(102,470,993)	(58,379,394)
Net increase (decrease)	20,729,614	64,978,599	$218,764,962	$637,874,728
Class I
Shares sold	900,947	802,010	$8,938,182	$8,214,796
Reinvestment of distributions	60,506	10,865	666,837	113,319
Shares redeemed	(218,831)	(138,887)	(2,202,323)	(1,371,432)
Net increase (decrease)	742,622	673,988	$7,402,696	$6,956,683
Class Z
Shares sold	302	15,166	$3,649	$152,875
Reinvestment of distributions	1,383	918	15,254	9,587
Net increase (decrease)	1,685	16,084	$18,903	$162,462
Class Z6
Shares sold	261,889	274,462	$2,949,996	$2,848,481
Reinvestment of distributions	19,414	972	217,287	10,155
Shares redeemed	(60,687)	(32,970)	(665,901)	(309,622)
Net increase (decrease)	220,616	242,464	$2,501,382	$2,549,014
Fidelity Freedom Blend 2040 Fund
Class A
Shares sold	157,894	60,630	$1,701,727	$596,550
Reinvestment of distributions	7,982	1,884	90,051	19,594
Shares redeemed	(17,480)	(5,252)	(201,508)	(54,714)
Net increase (decrease)	148,396	57,262	$1,590,270	$561,430
Class M
Shares sold	32,527	38,917	$350,440	$406,464
Reinvestment of distributions	2,672	536	29,927	5,585
Shares redeemed	(3,898)	(14,723)	(47,397)	(138,164)
Net increase (decrease)	31,301	24,730	$332,970	$273,885
Class C
Shares sold	90,582	24,274	$925,575	$235,367
Reinvestment of distributions	4,449	978	49,879	10,160
Shares redeemed	(18,837)	(3,808)	(200,778)	(38,081)
Net increase (decrease)	76,194	21,444	$774,676	$207,446
Fidelity Freedom Blend 2040 Fund
Shares sold	1,148,892	1,965,272	$12,693,716	$20,064,811
Reinvestment of distributions	113,489	11,629	1,264,619	121,169
Shares redeemed	(365,267)	(212,164)	(3,872,465)	(2,040,180)
Net increase (decrease)	897,114	1,764,737	$10,085,870	$18,145,800
Class K
Shares sold	516,228	1,855,388	$5,763,100	$18,520,673
Reinvestment of distributions	80,647	49,527	883,718	516,568
Shares redeemed	(849,962)	(82,653)	(8,414,711)	(837,026)
Net increase (decrease)	(253,087)	1,822,262	$(1,767,893)	$18,200,215
Class K6
Shares sold	22,099,060	62,771,495	$234,086,978	$609,899,448
Reinvestment of distributions	3,646,821	1,860,502	40,625,180	19,412,655
Shares redeemed	(8,197,139)	(4,823,088)	(87,746,957)	(46,032,380)
Net increase (decrease)	17,548,742	59,808,909	$186,965,201	$583,279,723
Class I
Shares sold	532,526	573,473	$5,379,555	$5,791,423
Reinvestment of distributions	43,104	7,811	480,886	81,386
Shares redeemed	(106,183)	(103,563)	(1,114,128)	(1,078,530)
Net increase (decrease)	469,447	477,721	$4,746,313	$4,794,279
Class Z
Reinvestment of distributions	557	343	$6,183	$3,583
Net increase (decrease)	557	343	$6,183	$3,583
Class Z6
Shares sold	164,379	216,662	$1,896,486	$2,260,493
Reinvestment of distributions	12,029	508	134,741	5,310
Shares redeemed	(84,821)	(60,449)	(910,342)	(573,566)
Net increase (decrease)	91,587	156,721	$1,120,885	$1,692,237
Fidelity Freedom Blend 2045 Fund
Class A
Shares sold	93,659	82,029	$1,016,138	$819,225
Reinvestment of distributions	6,337	2,639	70,620	27,494
Shares redeemed	(40,716)	(10,297)	(442,138)	(103,421)
Net increase (decrease)	59,280	74,371	$644,620	$743,298
Class M
Shares sold	23,703	121,324	$257,491	$1,272,405
Reinvestment of distributions	6,560	677	72,607	7,045
Shares redeemed	(19,491)	(3,456)	(198,419)	(34,441)
Net increase (decrease)	10,772	118,545	$131,679	$1,245,009
Class C
Shares sold	68,867	16,836	$716,112	$168,708
Reinvestment of distributions	3,656	603	41,341	6,265
Shares redeemed	(9,421)	(2,291)	(109,061)	(22,573)
Net increase (decrease)	63,102	15,148	$648,392	$152,400
Fidelity Freedom Blend 2045 Fund
Shares sold	839,531	1,374,727	$9,001,204	$14,041,739
Reinvestment of distributions	81,575	6,577	909,988	68,591
Shares redeemed	(313,385)	(172,550)	(3,342,716)	(1,608,006)
Net increase (decrease)	607,721	1,208,754	$6,568,476	$12,502,324
Class K
Shares sold	627,503	1,685,191	$7,060,709	$16,854,789
Reinvestment of distributions	80,356	44,201	886,361	461,012
Shares redeemed	(694,235)	(116,901)	(6,755,235)	(1,169,196)
Net increase (decrease)	13,624	1,612,491	$1,191,835	$16,146,605
Class K6
Shares sold	18,821,134	53,576,395	$199,128,585	$520,549,510
Reinvestment of distributions	3,106,858	1,567,387	34,613,340	16,369,836
Shares redeemed	(7,078,985)	(3,641,445)	(76,328,330)	(34,923,157)
Net increase (decrease)	14,849,007	51,502,337	$157,413,595	$501,996,189
Class I
Shares sold	467,538	414,698	$4,719,431	$4,173,179
Reinvestment of distributions	38,374	8,521	428,586	88,782
Shares redeemed	(71,993)	(24,213)	(788,578)	(250,866)
Net increase (decrease)	433,919	399,006	$4,359,439	$4,011,095
Class Z
Shares sold	15,658	416	$188,660	$4,098
Reinvestment of distributions	604	346	6,722	3,619
Shares redeemed	(657)	–	(6,840)	–
Net increase (decrease)	15,605	762	$188,542	$7,717
Class Z6
Shares sold	274,215	125,922	$3,194,080	$1,256,608
Reinvestment of distributions	10,704	511	120,631	5,334
Shares redeemed	(75,241)	(3,552)	(855,454)	(32,601)
Net increase (decrease)	209,678	122,881	$2,459,257	$1,229,341
Fidelity Freedom Blend 2050 Fund
Class A
Shares sold	113,331	60,808	$1,241,611	$577,409
Reinvestment of distributions	6,047	1,893	68,023	19,643
Shares redeemed	(25,431)	(9,904)	(296,761)	(98,042)
Net increase (decrease)	93,947	52,797	$1,012,873	$499,010
Class M
Shares sold	29,385	30,577	$324,443	$298,706
Reinvestment of distributions	2,172	832	24,168	8,625
Shares redeemed	(11,442)	(5,655)	(137,157)	(56,777)
Net increase (decrease)	20,115	25,754	$211,454	$250,554
Class C
Shares sold	60,198	43,888	$641,066	$419,403
Reinvestment of distributions	3,135	955	34,540	9,876
Shares redeemed	(37,377)	(4,602)	(405,588)	(44,442)
Net increase (decrease)	25,956	40,241	$270,018	$384,837
Fidelity Freedom Blend 2050 Fund
Shares sold	1,412,929	1,196,246	$15,547,970	$12,158,738
Reinvestment of distributions	85,755	5,804	961,305	60,239
Shares redeemed	(410,757)	(97,735)	(4,549,086)	(961,160)
Net increase (decrease)	1,087,927	1,104,315	$11,960,189	$11,257,817
Class K
Shares sold	394,842	1,085,097	$4,382,580	$10,766,293
Reinvestment of distributions	44,356	29,763	486,658	308,941
Shares redeemed	(531,894)	(115,539)	(5,174,594)	(1,168,292)
Net increase (decrease)	(92,696)	999,321	$(305,356)	$9,906,942
Class K6
Shares sold	17,154,415	42,505,008	$179,714,856	$410,753,832
Reinvestment of distributions	2,470,851	1,153,996	27,519,027	11,994,804
Shares redeemed	(5,741,358)	(2,905,330)	(61,039,314)	(27,598,201)
Net increase (decrease)	13,883,908	40,753,674	$146,194,569	$395,150,435
Class I
Shares sold	250,536	411,997	$2,644,872	$4,090,112
Reinvestment of distributions	26,352	9,318	294,662	96,721
Shares redeemed	(76,080)	(46,900)	(834,701)	(452,765)
Net increase (decrease)	200,808	374,415	$2,104,833	$3,734,068
Class Z
Reinvestment of distributions	542	332	$6,016	$3,453
Net increase (decrease)	542	332	$6,016	$3,453
Class Z6
Shares sold	159,741	229,013	$1,805,963	$2,363,807
Reinvestment of distributions	15,508	420	173,331	4,367
Shares redeemed	(46,920)	(2,239)	(500,702)	(18,844)
Net increase (decrease)	128,329	227,194	$1,478,592	$2,349,330
Fidelity Freedom Blend 2055 Fund
Class A
Shares sold	71,346	32,623	$763,966	$320,492
Reinvestment of distributions	4,242	1,064	48,262	11,061
Shares redeemed	(17,605)	(2,079)	(208,935)	(20,792)
Net increase (decrease)	57,983	31,608	$603,293	$310,761
Class M
Shares sold	28,746	19,745	$305,499	$198,412
Reinvestment of distributions	2,037	427	23,005	4,435
Shares redeemed	(6,153)	(730)	(66,407)	(7,443)
Net increase (decrease)	24,630	19,442	$262,097	$195,404
Class C
Shares sold	19,514	9,252	$214,067	$90,453
Reinvestment of distributions	1,100	388	12,301	4,029
Shares redeemed	(7,188)	(2,339)	(84,097)	(23,298)
Net increase (decrease)	13,426	7,301	$142,271	$71,184
Fidelity Freedom Blend 2055 Fund
Shares sold	566,903	628,014	$6,100,481	$6,395,015
Reinvestment of distributions	42,059	2,201	475,150	22,905
Shares redeemed	(122,667)	(35,245)	(1,317,151)	(351,096)
Net increase (decrease)	486,295	594,970	$5,258,480	$6,066,824
Class K
Shares sold	290,643	621,789	$3,192,388	$6,185,860
Reinvestment of distributions	26,567	14,745	296,213	153,497
Shares redeemed	(314,831)	(72,759)	(3,126,380)	(708,474)
Net increase (decrease)	2,379	563,775	$362,221	$5,630,883
Class K6
Shares sold	11,345,541	20,720,008	$118,727,537	$200,342,623
Reinvestment of distributions	1,219,504	465,881	13,744,285	4,851,113
Shares redeemed	(3,546,758)	(1,391,367)	(38,257,443)	(12,921,590)
Net increase (decrease)	9,018,287	19,794,522	$94,214,379	$192,272,146
Class I
Shares sold	163,754	238,393	$1,746,568	$2,364,256
Reinvestment of distributions	13,854	4,816	156,276	50,084
Shares redeemed	(76,850)	(30,006)	(858,570)	(304,125)
Net increase (decrease)	100,758	213,203	$1,044,274	$2,110,215
Class Z
Shares sold	6,400	–	$77,500	$–
Reinvestment of distributions	510	308	5,718	3,207
Net increase (decrease)	6,910	308	$83,218	$3,207
Class Z6
Shares sold	182,076	76,670	$2,109,248	$788,359
Reinvestment of distributions	7,124	495	81,141	5,156
Shares redeemed	(23,921)	(3,981)	(267,644)	(37,788)
Net increase (decrease)	165,279	73,184	$1,922,745	$755,727
Fidelity Freedom Blend 2060 Fund
Class A
Shares sold	65,312	37,225	$714,708	$363,718
Reinvestment of distributions	3,398	1,237	38,825	12,880
Shares redeemed	(30,838)	(4,518)	(348,582)	(46,270)
Net increase (decrease)	37,872	33,944	$404,951	$330,328
Class M
Shares sold	15,597	9,936	$169,875	$99,900
Reinvestment of distributions	1,174	395	13,370	4,107
Shares redeemed	(4,222)	(4,387)	(45,371)	(42,552)
Net increase (decrease)	12,549	5,944	$137,874	$61,455
Class C
Shares sold	17,098	16,593	$181,359	$164,497
Reinvestment of distributions	1,321	431	14,892	4,470
Shares redeemed	(5,899)	(1,343)	(64,817)	(13,597)
Net increase (decrease)	12,520	15,681	$131,434	$155,370
Fidelity Freedom Blend 2060 Fund
Shares sold	257,189	301,091	$2,815,658	$3,009,069
Reinvestment of distributions	18,097	2,870	206,276	29,908
Shares redeemed	(62,792)	(17,766)	(677,248)	(175,374)
Net increase (decrease)	212,494	286,195	$2,344,686	$2,863,603
Class K
Shares sold	110,925	159,219	$1,232,454	$1,575,376
Reinvestment of distributions	7,137	3,732	81,145	38,953
Shares redeemed	(84,982)	(16,014)	(844,184)	(160,325)
Net increase (decrease)	33,080	146,937	$469,415	$1,454,004
Class K6
Shares sold	5,107,278	5,632,561	$54,365,056	$54,434,732
Reinvestment of distributions	335,311	96,880	3,843,006	1,010,306
Shares redeemed	(1,436,035)	(495,746)	(15,636,966)	(4,563,687)
Net increase (decrease)	4,006,554	5,233,695	$42,571,096	$50,881,351
Class I
Shares sold	99,838	125,809	$1,077,146	$1,254,764
Reinvestment of distributions	6,924	2,399	78,938	25,016
Shares redeemed	(53,196)	(8,394)	(577,268)	(84,666)
Net increase (decrease)	53,566	119,814	$578,816	$1,195,114
Class Z
Shares sold	53	37	$636	$370
Reinvestment of distributions	463	299	5,263	3,118
Shares redeemed	(53)	–	(642)	–
Net increase (decrease)	463	336	$5,257	$3,488
Class Z6
Shares sold	92,880	35,644	$1,071,821	$373,562
Reinvestment of distributions	3,524	312	40,627	3,250
Shares redeemed	(17,629)	(1,699)	(199,435)	(16,504)
Net increase (decrease)	78,775	34,257	$913,013	$360,308
Fidelity Freedom Blend 2065 Fund
Class A
Shares sold	22,167	21,250	$255,173	$212,603
Reinvestment of distributions	938	429	10,963	4,538
Shares redeemed	(4,534)	(3,367)	(50,817)	(35,787)
Net increase (decrease)	18,571	18,312	$215,319	$181,354
Class M
Shares sold	10,655	19,398	$116,081	$197,568
Reinvestment of distributions	815	353	9,480	3,736
Shares redeemed	(2,799)	(100)	(31,353)	(1,055)
Net increase (decrease)	8,671	19,651	$94,208	$200,249
Class C
Shares sold	14,552	18,175	$161,619	$181,622
Reinvestment of distributions	691	390	7,987	4,126
Shares redeemed	(6,847)	(3)	(77,908)	(30)
Net increase (decrease)	8,396	18,562	$91,698	$185,718
Fidelity Freedom Blend 2065 Fund
Shares sold	121,370	50,839	$1,372,770	$513,323
Reinvestment of distributions	3,296	672	38,785	7,111
Shares redeemed	(35,369)	(1,358)	(413,222)	(13,934)
Net increase (decrease)	89,297	50,153	$998,333	$506,500
Class K
Shares sold	13,080	13,889	$154,165	$138,798
Reinvestment of distributions	594	375	6,950	3,966
Shares redeemed	(7,259)	(295)	(87,502)	(3,102)
Net increase (decrease)	6,415	13,969	$73,613	$139,662
Class K6
Shares sold	731,468	130,843	$8,304,080	$1,290,645
Reinvestment of distributions	15,833	892	188,061	9,439
Shares redeemed	(176,977)	(3,142)	(2,044,398)	(29,862)
Net increase (decrease)	570,324	128,593	$6,447,743	$1,270,222
Class I
Shares sold	39,593	27,553	$430,178	$256,437
Reinvestment of distributions	743	315	8,712	3,337
Shares redeemed	(34,421)	(16)	(336,216)	(166)
Net increase (decrease)	5,915	27,852	$102,674	$259,608
Class Z
Shares sold	–	11,111	$–	$111,110
Reinvestment of distributions	409	316	4,765	3,344
Net increase (decrease)	409	11,427	$4,765	$114,454
Class Z6
Shares sold	8,857	11,203	$107,657	$111,823
Reinvestment of distributions	693	321	8,183	3,400
Shares redeemed	(8)	–	(87)	–
Net increase (decrease)	9,542	11,524	$115,753	$115,223

 (a) Share transactions for Fidelity Freedom Blend 2065 Fund are for the period June 28, 2019 (commencement of sale of shares) to March 31, 2020.

9. Other.

The Funds' organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Funds. In the normal course of business, the Funds may also enter into contracts that provide general indemnifications. The Funds' maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Funds. The risk of material loss from such claims is considered remote.

The Funds do not invest in underlying mutual funds for the purpose of exercising management or control; however, investments by the Funds within their principal investment strategies may represent a significant portion of the underlying mutual fund's net assets. At the end of the period, the following Funds were the owners of record of 10% or more of the total outstanding shares of the following underlying mutual funds.

Fund	Fidelity Freedom Blend 2020 Fund	Fidelity Freedom Blend 2025 Fund	Fidelity Freedom Blend 2030 Fund	Fidelity Freedom Blend 2035 Fund	Fidelity Freedom Blend 2040 Fund	Fidelity Freedom Blend 2045 Fund
Fidelity Series Corporate Bond Fund	11%	16%	14%	–	–	–
Fidelity Series Government Bond Index Fund	11%	16%	14%	–	–	–
Fidelity Series Large Cap Growth Index Fund	–	–	11%	13%	14%	12%
Fidelity Series Investment Grade Securitized Fund	11%	15%	14%	–	–	–
Fidelity Series International Index Fund	–	–	11%	13%	13%	11%

The Funds, in aggregate, were the owners of record of more than 20% of the total outstanding shares of the following underlying mutual funds.

Fund	% of shares held
Fidelity Series Corporate Bond Fund	55%
Fidelity Series Government Bond Index Fund	55%
Fidelity Series Large Cap Growth Index Fund	84%
Fidelity Series Investment Grade Securitized Fund	54%
Fidelity Series International Index Fund	82%

10. Coronavirus (COVID-19) Pandemic.

An outbreak of COVID-19 first detected in China during December 2019 has since spread globally and was declared a pandemic by the World Health Organization during March 2020. Developments that disrupt global economies and financial markets, such as the COVID-19 pandemic, may magnify factors that affect the Funds' performance.

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of Fidelity Aberdeen Street Trust and the Shareholders of Fidelity Freedom Blend Income Fund, Fidelity Freedom Blend 2005 Fund, Fidelity Freedom Blend 2010 Fund, Fidelity Freedom Blend 2015 Fund, Fidelity Freedom Blend 2020 Fund , Fidelity Freedom Blend 2025 Fund, Fidelity Freedom Blend 2030 Fund, Fidelity Freedom Blend 2035 Fund, Fidelity Freedom Blend 2040 Fund, Fidelity Freedom Blend 2045 Fund, Fidelity Freedom Blend 2050 Fund, Fidelity Freedom Blend 2055 Fund, Fidelity Freedom Blend 2060 Fund and Fidelity Freedom Blend 2065 Fund

Opinions on the Financial Statements

We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of each of the funds indicated in the table below (fourteen of the funds constituting Fidelity Aberdeen Street Trust, hereafter collectively referred to as the “Funds”) as of March 31, 2021, the related statements of operations and of changes in net assets for each of the periods indicated in the table below, including the related notes, and the financial highlights for each of the periods indicated in the table below (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of March 31, 2021, the results of each of their operations, the changes in each of their net assets, and each of the financial highlights for each of the periods indicated in the table below, in conformity with accounting principles generally accepted in the United States of America.

Fund	Statement of operations	Statement of changes in net assets	Financial highlights
Fidelity Freedom Blend Income Fund	For the year ended March 31, 2021	For the years ended March 31, 2021 and 2020	For the years ended March 31, 2021 and 2020 and the period August 31, 2018 (commencement of operations) to March 31, 2019
Fidelity Freedom Blend 2005 Fund	For the year ended March 31, 2021	For the years ended March 31, 2021 and 2020	For the years ended March 31, 2021 and 2020 and the period August 31, 2018 (commencement of operations) to March 31, 2019
Fidelity Freedom Blend 2010 Fund	For the year ended March 31, 2021	For the years ended March 31, 2021 and 2020	For the years ended March 31, 2021 and 2020 and the period August 31, 2018 (commencement of operations) to March 31, 2019
Fidelity Freedom Blend 2015 Fund	For the year ended March 31, 2021	For the years ended March 31, 2021 and 2020	For the years ended March 31, 2021 and 2020 and the period August 31, 2018 (commencement of operations) to March 31, 2019
Fidelity Freedom Blend 2020 Fund	For the year ended March 31, 2021	For the years ended March 31, 2021 and 2020	For the years ended March 31, 2021 and 2020 and the period August 31, 2018 (commencement of operations) to March 31, 2019
Fidelity Freedom Blend 2025 Fund	For the year ended March 31, 2021	For the years ended March 31, 2021 and 2020	For the years ended March 31, 2021 and 2020 and the period August 31, 2018 (commencement of operations) to March 31, 2019
Fidelity Freedom Blend 2030 Fund	For the year ended March 31, 2021	For the years ended March 31, 2021 and 2020	For the years ended March 31, 2021 and 2020 and the period August 31, 2018 (commencement of operations) to March 31, 2019
Fidelity Freedom Blend 2035 Fund	For the year ended March 31, 2021	For the years ended March 31, 2021 and 2020	For the years ended March 31, 2021 and 2020 and the period August 31, 2018 (commencement of operations) to March 31, 2019
Fidelity Freedom Blend 2040 Fund	For the year ended March 31, 2021	For the years ended March 31, 2021 and 2020	For the years ended March 31, 2021 and 2020 and the period August 31, 2018 (commencement of operations) to March 31, 2019
Fidelity Freedom Blend 2045 Fund	For the year ended March 31, 2021	For the years ended March 31, 2021 and 2020	For the years ended March 31, 2021 and 2020 and the period August 31, 2018 (commencement of operations) to March 31, 2019
Fidelity Freedom Blend 2050 Fund	For the year ended March 31, 2021	For the years ended March 31, 2021 and 2020	For the years ended March 31, 2021 and 2020 and the period August 31, 2018 (commencement of operations) to March 31, 2019
Fidelity Freedom Blend 2055 Fund	For the year ended March 31, 2021	For the years ended March 31, 2021 and 2020	For the years ended March 31, 2021 and 2020 and the period August 31, 2018 (commencement of operations) to March 31, 2019
Fidelity Freedom Blend 2060 Fund	For the year ended March 31, 2021	For the years ended March 31, 2021 and 2020	For the years ended March 31, 2021 and 2020 and the period August 31, 2018 (commencement of operations) to March 31, 2019
Fidelity Freedom Blend 2065 Fund	For the year ended March 31, 2021	For the year ended March 31, 2021 and the period June 28, 2019 (commencement of operations) to March 31, 2020	For the year ended March 31, 2021 and the period June 28, 2019 (commencement of operations) to March 31, 2020

Basis for Opinions

These financial statements are the responsibility of the Funds' management. Our responsibility is to express an opinion on the Funds' financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of March 31, 2021 by correspondence with the custodian and brokers. We believe that our audits provide a reasonable basis for our opinions.

/s/ PricewaterhouseCoopers LLP

Boston, Massachusetts

May 11, 2021

We have served as the auditor of one or more investment companies in the Fidelity group of funds since 1932.

Trustees and Officers

The Trustees, Members of the Advisory Board (if any), and officers of the trust and funds, as applicable, are listed below. The Board of Trustees governs each fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee each fund's activities, review contractual arrangements with companies that provide services to each fund, oversee management of the risks associated with such activities and contractual arrangements, and review each fund's performance.  If the interests of a fund and an underlying Fidelity® fund were to diverge, a conflict of interest could arise and affect how the Trustees and Members of the Advisory Board fulfill their fiduciary duties to the affected funds.  FMR has structured the funds to avoid these potential conflicts, although there may be situations where a conflict of interest is unavoidable. In such instances, FMR, the Trustees, and Members of the Advisory Board would take reasonable steps to minimize and, if possible, eliminate the conflict.  Each of the Trustees oversees 283 funds.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust.  Each Trustee who is not an interested person (as defined in the 1940 Act) of the trust and the funds is referred to herein as an Independent Trustee.  Each Independent Trustee shall retire not later than the last day of the calendar year in which his or her 75th birthday occurs.  The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees.  Officers and Advisory Board Members hold office without limit in time, except that any officer or Advisory Board Member may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

Each fund's Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-800-544-8544 if you’re an individual investing directly with Fidelity, call 1-800-835-5092 if you’re a plan sponsor or participant with Fidelity as your recordkeeper or call 1-877-208-0098 on institutional accounts or if you’re an advisor or invest through one.

Experience, Skills, Attributes, and Qualifications of the Trustees. The Governance and Nominating Committee has adopted a statement of policy that describes the experience, qualifications, attributes, and skills that are necessary and desirable for potential Independent Trustee candidates (Statement of Policy). The Board believes that each Trustee satisfied at the time he or she was initially elected or appointed a Trustee, and continues to satisfy, the standards contemplated by the Statement of Policy. The Governance and Nominating Committee also engages professional search firms to help identify potential Independent Trustee candidates who have the experience, qualifications, attributes, and skills consistent with the Statement of Policy. From time to time, additional criteria based on the composition and skills of the current Independent Trustees, as well as experience or skills that may be appropriate in light of future changes to board composition, business conditions, and regulatory or other developments, have also been considered by the professional search firms and the Governance and Nominating Committee. In addition, the Board takes into account the Trustees' commitment and participation in Board and committee meetings, as well as their leadership of standing and ad hoc committees throughout their tenure.

In determining that a particular Trustee was and continues to be qualified to serve as a Trustee, the Board has considered a variety of criteria, none of which, in isolation, was controlling. The Board believes that, collectively, the Trustees have balanced and diverse experience, qualifications, attributes, and skills, which allow the Board to operate effectively in governing each fund and protecting the interests of shareholders. Information about the specific experience, skills, attributes, and qualifications of each Trustee, which in each case led to the Board's conclusion that the Trustee should serve (or continue to serve) as a trustee of the funds, is provided below.

Board Structure and Oversight Function. Abigail P. Johnson is an interested person and currently serves as Chairman. The Trustees have determined that an interested Chairman is appropriate and benefits shareholders because an interested Chairman has a personal and professional stake in the quality and continuity of services provided to the funds. Independent Trustees exercise their informed business judgment to appoint an individual of their choosing to serve as Chairman, regardless of whether the Trustee happens to be independent or a member of management. The Independent Trustees have determined that they can act independently and effectively without having an Independent Trustee serve as Chairman and that a key structural component for assuring that they are in a position to do so is for the Independent Trustees to constitute a substantial majority for the Board. The Independent Trustees also regularly meet in executive session. Arthur E. Johnson serves as Chairman of the Independent Trustees and as such (i) acts as a liaison between the Independent Trustees and management with respect to matters important to the Independent Trustees and (ii) with management prepares agendas for Board meetings.

Fidelity® funds are overseen by different Boards of Trustees. The funds' Board oversees Fidelity's investment-grade bond, money market, asset allocation and certain equity funds, and other Boards oversee Fidelity's high income and other equity funds. The asset allocation funds may invest in Fidelity® funds that are overseen by such other Boards. The use of separate Boards, each with its own committee structure, allows the Trustees of each group of Fidelity® funds to focus on the unique issues of the funds they oversee, including common research, investment, and operational issues. On occasion, the separate Boards establish joint committees to address issues of overlapping consequences for the Fidelity® funds overseen by each Board.

The Trustees operate using a system of committees to facilitate the timely and efficient consideration of all matters of importance to the Trustees, each fund, and fund shareholders and to facilitate compliance with legal and regulatory requirements and oversight of the funds' activities and associated risks.  The Board, acting through its committees, has charged FMR and its affiliates with (i) identifying events or circumstances the occurrence of which could have demonstrably adverse effects on the funds' business and/or reputation; (ii) implementing processes and controls to lessen the possibility that such events or circumstances occur or to mitigate the effects of such events or circumstances if they do occur; and (iii) creating and maintaining a system designed to evaluate continuously business and market conditions in order to facilitate the identification and implementation processes described in (i) and (ii) above.  Because the day-to-day operations and activities of the funds are carried out by or through FMR, its affiliates, and other service providers, the funds' exposure to risks is mitigated but not eliminated by the processes overseen by the Trustees.  While each of the Board's committees has responsibility for overseeing different aspects of the funds' activities, oversight is exercised primarily through the Operations and Audit Committees.  In addition, an ad hoc Board committee of Independent Trustees has worked with FMR to enhance the Board's oversight of investment and financial risks, legal and regulatory risks, technology risks, and operational risks, including the development of additional risk reporting to the Board.  Appropriate personnel, including but not limited to the funds' Chief Compliance Officer (CCO), FMR's internal auditor, the independent accountants, the funds' Treasurer and portfolio management personnel, make periodic reports to the Board's committees, as appropriate, including an annual review of Fidelity's risk management program for the Fidelity® funds.  The responsibilities of each standing committee, including their oversight responsibilities, are described further under "Standing Committees of the Trustees."

Interested Trustees*:

Correspondence intended for a Trustee who is an interested person may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210.

Name, Year of Birth; Principal Occupations and Other Relevant Experience+

Abigail P. Johnson (1961)

Year of Election or Appointment: 2009

Trustee

Chairman of the Board of Trustees

Ms. Johnson also serves as Trustee of other Fidelity® funds. Ms. Johnson serves as Chairman (2016-present), Chief Executive Officer (2014-present), and Director (2007-present) of FMR LLC (diversified financial services company), President of Fidelity Financial Services (2012-present) and President of Personal, Workplace and Institutional Services (2005-present). Ms. Johnson is Chairman and Director of Fidelity Management & Research Company LLC (investment adviser firm, 2011-present). Previously, Ms. Johnson served as Chairman and Director of FMR Co., Inc. (investment adviser firm, 2011-2019), Vice Chairman (2007-2016) and President (2013-2016) of FMR LLC, President and a Director of Fidelity Management & Research Company (2001-2005), a Trustee of other investment companies advised by Fidelity Management & Research Company, Fidelity Investments Money Management, Inc. (investment adviser firm), and FMR Co., Inc. (2001-2005), Senior Vice President of the Fidelity® funds (2001-2005), and managed a number of Fidelity® funds. Ms. Abigail P. Johnson and Mr. Arthur E. Johnson are not related.

Jennifer Toolin McAuliffe (1959)

Year of Election or Appointment: 2016

Trustee

Ms. McAuliffe also serves as Trustee of other Fidelity® funds and as Trustee of Fidelity Charitable (2020-present). Previously, Ms. McAuliffe served as Co-Head of Fixed Income of Fidelity Investments Limited (now known as FIL Limited (FIL)) (diversified financial services company), Director of Research for FIL’s credit and quantitative teams in London, Hong Kong and Tokyo and Director of Research for taxable and municipal bonds at Fidelity Investments Money Management, Inc. Ms. McAuliffe previously served as a member of the Advisory Board of certain Fidelity® funds (2016). Ms. McAuliffe was previously a lawyer at Ropes & Gray LLP and currently serves as director or trustee of several not-for-profit entities.

 * Determined to be an “Interested Trustee” by virtue of, among other things, his or her affiliation with the trust or various entities under common control with FMR.

 + The information includes the Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to the Trustee's qualifications to serve as a Trustee, which led to the conclusion that the Trustee should serve as a Trustee for each fund.

Independent Trustees:

Correspondence intended for an Independent Trustee may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Year of Birth; Principal Occupations and Other Relevant Experience+

Elizabeth S. Acton (1951)

Year of Election or Appointment: 2013

Trustee

Ms. Acton also serves as Trustee of other Fidelity® funds. Prior to her retirement, Ms. Acton served as Executive Vice President, Finance (2011-2012), Executive Vice President, Chief Financial Officer (2002-2011) and Treasurer (2004-2005) of Comerica Incorporated (financial services). Prior to joining Comerica, Ms. Acton held a variety of positions at Ford Motor Company (1983-2002), including Vice President and Treasurer (2000-2002) and Executive Vice President and Chief Financial Officer of Ford Motor Credit Company (1998-2000). Ms. Acton currently serves as a member of the Board and Audit and Finance Committees of Beazer Homes USA, Inc. (homebuilding, 2012-present). Ms. Acton previously served as a member of the Advisory Board of certain Fidelity® funds (2013-2016).

Ann E. Dunwoody (1953)

Year of Election or Appointment: 2018

Trustee

General Dunwoody also serves as Trustee of other Fidelity® funds. General Dunwoody (United States Army, Retired) was the first woman in U.S. military history to achieve the rank of four-star general and prior to her retirement in 2012 held a variety of positions within the U.S. Army, including Commanding General, U.S. Army Material Command (2008-2012). General Dunwoody currently serves as President of First to Four LLC (leadership and mentoring services, 2012-present), a member of the Board and Nomination and Corporate Governance Committees of Kforce Inc. (professional staffing services, 2016-present) and a member of the Board of Automattic Inc. (software engineering, 2018-present). Previously, General Dunwoody served as a member of the Advisory Board and Nominating and Corporate Governance Committee of L3 Technologies, Inc. (communication, electronic, sensor and aerospace systems, 2013-2019) and a member of the Board and Audit and Sustainability and Corporate Responsibility Committees of Republic Services, Inc. (waste collection, disposal and recycling, 2013-2016). Ms. Dunwoody also serves on several boards for non-profit organizations, including as a member of the Board, Chair of the Nomination and Governance Committee and a member of the Audit Committee of Logistics Management Institute (consulting non-profit, 2012-present), a member of the Council of Trustees for the Association of the United States Army (advocacy non-profit, 2013-present), a member of the Board of Florida Institute of Technology (2015-present) and a member of the Board of ThanksUSA (military family education non-profit, 2014-present). General Dunwoody previously served as a member of the Advisory Board of certain Fidelity® funds (2018).

John Engler (1948)

Year of Election or Appointment: 2014

Trustee

Mr. Engler also serves as Trustee of other Fidelity® funds. Previously, Mr. Engler served as Governor of Michigan (1991-2003), President of the Business Roundtable (2011-2017) and interim President of Michigan State University (2018-2019). Mr. Engler currently serves as a member of the Board of Stride, Inc. (formerly K12 Inc.) (technology-based education company, 2012-present). Previously, Mr. Engler served as a member of the Board of Universal Forest Products (manufacturer and distributor of wood and wood-alternative products, 2003-2019) and Trustee of The Munder Funds (2003-2014). Mr. Engler previously served as a member of the Advisory Board of certain Fidelity® funds (2014-2016).

Robert F. Gartland (1951)

Year of Election or Appointment: 2010

Trustee

Mr. Gartland also serves as Trustee of other Fidelity® funds. Prior to his retirement, Mr. Gartland held a variety of positions at Morgan Stanley (financial services, 1979-2007), including Managing Director (1987-2007) and Chase Manhattan Bank (1975-1978). Mr. Gartland previously served as Chairman and an investor in Gartland & Mellina Group Corp. (consulting, 2009-2019), as a member of the Board of National Securities Clearing Corporation (1993-1996) and as Chairman of TradeWeb (2003-2004).

Arthur E. Johnson (1947)

Year of Election or Appointment: 2008

Trustee

Chairman of the Independent Trustees

Mr. Johnson also serves as Trustee of other Fidelity® funds. Prior to his retirement, Mr. Johnson served as Senior Vice President of Corporate Strategic Development of Lockheed Martin Corporation (defense contractor, 1999-2009). Mr. Johnson currently serves as a member of the Board of Booz Allen Hamilton (management consulting, 2011-present). Mr. Johnson previously served as a member of the Board of Eaton Corporation plc (diversified power management, 2009-2019) and a member of the Board of AGL Resources, Inc. (holding company, 2002-2016). Mr. Johnson previously served as Vice Chairman (2015-2018) of the Independent Trustees of certain Fidelity® funds. Mr. Arthur E. Johnson is not related to Ms. Abigail P. Johnson.

Michael E. Kenneally (1954)

Year of Election or Appointment: 2009

Trustee

Vice Chairman of the Independent Trustees

Mr. Kenneally also serves as Trustee of other Fidelity® funds. Prior to his retirement, Mr. Kenneally served as Chairman and Global Chief Executive Officer of Credit Suisse Asset Management and as Executive Vice President and Chief Investment Officer for Bank of America Corporation, where he was responsible for the bank’s money-management products. Previously at Bank of America, Mr. Kenneally managed the principal investment research functions and also spent more than a decade as portfolio manager for various equity and fixed-income funds and institutional accounts. He began his career as a research analyst in 1983 and was awarded the Chartered Financial Analyst (CFA) designation in 1991.

Marie L. Knowles (1946)

Year of Election or Appointment: 2001

Trustee

Ms. Knowles also serves as Trustee of other Fidelity® funds. Prior to her retirement, Ms. Knowles held several positions at Atlantic Richfield Company (diversified energy), including Executive Vice President and Chief Financial Officer (1996-2000), Senior Vice President (1993-1996) and President of ARCO Transportation Company (pipeline and tanker operations, 1993-1996). Ms. Knowles currently serves as a member of the Board of McKesson Corporation (healthcare service, since 2002), a member of the Board of the Santa Catalina Island Company (real estate, 2009-present), a member of the Investment Company Institute Board of Governors and a member of the Governing Council of the Independent Directors Council (2014-present). Ms. Knowles also serves as a member of the Advisory Board for the School of Engineering of the University of Southern California. Ms. Knowles previously served as Chairman (2015-2018) and Vice Chairman (2012-2015) of the Independent Trustees of certain Fidelity® funds.

Mark A. Murray (1954)

Year of Election or Appointment: 2016

Trustee

Mr. Murray also serves as Trustee of other Fidelity® funds. Previously, Mr. Murray served as Co-Chief Executive Officer (2013-2016), President (2006-2013) and Vice Chairman (2013-2020) of Meijer, Inc. Mr. Murray serves as a member of the Board (2009-present) and Public Policy and Responsibility Committee (2009-present) and Chair of the Nuclear Review Committee (2019-present) of DTE Energy Company (diversified energy company). Mr. Murray previously served as a member of the Board of Spectrum Health (not-for-profit health system, 2015-2019) and as a member of the Board and Audit Committee and Chairman of the Nominating and Corporate Governance Committee of Universal Forest Products, Inc. (manufacturer and distributor of wood and wood-alternative products, 2004-2016). Mr. Murray also serves as a member of the Board of many community and professional organizations. Mr. Murray previously served as a member of the Advisory Board of certain Fidelity® funds (2016).

 + The information includes the Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to the Trustee's qualifications to serve as a Trustee, which led to the conclusion that the Trustee should serve as a Trustee for each fund.

Advisory Board Members and Officers:

Correspondence intended for an officer may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210.  Officers appear below in alphabetical order.

Name, Year of Birth; Principal Occupation

Craig S. Brown (1977)

Year of Election or Appointment: 2019

Assistant Treasurer

Mr. Brown also serves as Assistant Treasurer of other funds. Mr. Brown is an employee of Fidelity Investments (2013-present).

John J. Burke III (1964)

Year of Election or Appointment: 2018

Chief Financial Officer

Mr. Burke also serves as Chief Financial Officer of other funds. Mr. Burke serves as Head of Investment Operations for Fidelity Fund and Investment Operations (2018-present) and is an employee of Fidelity Investments (1998-present). Previously Mr. Burke served as head of Asset Management Investment Operations (2012-2018).

David J. Carter (1973)

Year of Election or Appointment: 2020

Assistant Secretary

Mr. Carter also serves as Assistant Secretary of other funds. Mr. Carter serves as Vice President, Associate General Counsel (2010-present) and is an employee of Fidelity Investments (2005-present).

Jonathan Davis (1968)

Year of Election or Appointment: 2010

Assistant Treasurer

Mr. Davis also serves as Assistant Treasurer of other funds. Mr. Davis serves as Assistant Treasurer of FMR Capital, Inc. (2017-present) and is an employee of Fidelity Investments. Previously, Mr. Davis served as Vice President and Associate General Counsel of FMR LLC (diversified financial services company, 2003-2010).

Laura M. Del Prato (1964)

Year of Election or Appointment: 2018

President and Treasurer

Ms. Del Prato also serves as an officer of other funds. Ms. Del Prato is an employee of Fidelity Investments (2017-present). Previously, Ms. Del Prato served as President and Treasurer of The North Carolina Capital Management Trust: Cash Portfolio and Term Portfolio (2018-2020). Prior to joining Fidelity Investments, Ms. Del Prato served as a Managing Director and Treasurer of the JPMorgan Mutual Funds (2014-2017). Prior to JPMorgan, Ms. Del Prato served as a partner at Cohen Fund Audit Services (accounting firm, 2012-2013) and KPMG LLP (accounting firm, 2004-2012).

Colm A. Hogan (1973)

Year of Election or Appointment: 2016

Assistant Treasurer

Mr. Hogan also serves as an officer of other funds. Mr. Hogan serves as Assistant Treasurer of FMR Capital, Inc. (2017-present) and is an employee of Fidelity Investments (2005-present). Previously, Mr. Hogan served as Deputy Treasurer of certain Fidelity® funds (2016-2020) and Assistant Treasurer of certain Fidelity® funds (2016-2018).

Cynthia Lo Bessette (1969)

Year of Election or Appointment: 2019

Secretary and Chief Legal Officer (CLO)

Ms. Lo Bessette also serves as an officer of other funds. Ms. Lo Bessette serves as CLO, Secretary, and Senior Vice President of Fidelity Management & Research Company LLC (investment adviser firm, 2019-present); and CLO of Fidelity Management & Research (Hong Kong) Limited, FMR Investment Management (UK) Limited, and Fidelity Management & Research (Japan) Limited (investment adviser firms, 2019-present). She is a Senior Vice President and Deputy General Counsel of FMR LLC (diversified financial services company, 2019-present), and is an employee of Fidelity Investments. Previously, Ms. Lo Bessette served as CLO, Secretary, and Senior Vice President of FMR Co., Inc. (investment adviser firm, 2019); Secretary of Fidelity SelectCo, LLC and Fidelity Investments Money Management, Inc. (investment adviser firms, 2019). Prior to joining Fidelity Investments, Ms. Lo Bessette was Executive Vice President, General Counsel (2016-2019) and Senior Vice President, Deputy General Counsel (2015-2016) of OppenheimerFunds (investment management company) and Deputy Chief Legal Officer (2013-2015) of Jennison Associates LLC (investment adviser firm).

Chris Maher (1972)

Year of Election or Appointment: 2013

Assistant Treasurer

Mr. Maher also serves as an officer of other funds. Mr. Maher serves as Assistant Treasurer of FMR Capital, Inc. (2017-present), and is an employee of Fidelity Investments (2008-present). Previously, Mr. Maher served as Assistant Treasurer of certain funds (2013-2020); Vice President of Asset Management Compliance (2013), Vice President of the Program Management Group of FMR (investment adviser firm, 2010-2013), and Vice President of Valuation Oversight (2008-2010).

Kenneth B. Robins (1969)

Year of Election or Appointment: 2020

Chief Compliance Officer

Mr. Robins also serves as an officer of other funds. Mr. Robins serves as Compliance Officer of Fidelity Management & Research Company LLC (investment adviser firm, 2016-present) and is an employee of Fidelity Investments (2004-present). Previously, Mr. Robins served as Compliance Officer of FMR Co., Inc. (investment adviser firm, 2016-2019), as Executive Vice President of Fidelity Investments Money Management, Inc. (investment adviser firm, 2013-2016) and served in other fund officer roles.

Brett Segaloff (1972)

Year of Election or Appointment: 2021

Anti-Money Laundering (AML) Officer

Mr. Segaloff also serves as an AML Officer of other funds and other related entities. He is Director, Anti-Money Laundering (2007-present) of FMR LLC (diversified financial services company) and is an employee of Fidelity Investments (1996-present).

Stacie M. Smith (1974)

Year of Election or Appointment: 2013

Assistant Treasurer

Ms. Smith also serves as an officer of other funds. Ms. Smith serves as Assistant Treasurer of FMR Capital, Inc. (2017-present), is an employee of Fidelity Investments (2009-present), and has served in other fund officer roles. Prior to joining Fidelity Investments, Ms. Smith served as Senior Audit Manager of Ernst & Young LLP (accounting firm, 1996-2009). Previously, Ms. Smith served as Assistant Treasurer (2013-2019) and Deputy Treasurer (2013-2016) of certain Fidelity® funds.

Marc L. Spector (1972)

Year of Election or Appointment: 2016

Deputy Treasurer

Mr. Spector also serves as an officer of other funds. Mr. Spector serves as Assistant Treasurer of FMR Capital, Inc. (2017-present) and is an employee of Fidelity Investments (2016-present). Prior to joining Fidelity Investments, Mr. Spector served as Director at the Siegfried Group (accounting firm, 2013-2016), and prior to Siegfried Group as audit senior manager at Deloitte & Touche LLP (accounting firm, 2005-2013).

Jim Wegmann (1979)

Year of Election or Appointment: 2019

Assistant Treasurer

Mr. Wegmann also serves as Assistant Treasurer of other funds. Mr. Wegmann is an employee of Fidelity Investments (2011-present).

Vadim Zlotnikov (1962)

Year of Election or Appointment: 2019

Vice President

Mr. Zlotnikov also serves as Vice President of other funds. Mr. Zlotnikov serves as President of FIAM (Fidelity Institutional Asset Management) and is an employee of Fidelity Investments (2018-present). Previously, Mr. Zlotnikov served as President and Chief Investment Officer of Global Asset Allocation (2018-2020). Prior to joining Fidelity Investments, Mr. Zlotnikov served as Co-Head of Multi-Asset Solutions, Chief Market Strategist, and CIO of Systematic Strategies with AllianceBernstein (investment adviser firm, 2002-2018).

Shareholder Expense Example

As a shareholder, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or redemption proceeds, as applicable and (2) ongoing costs, which generally include management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in a fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (October 1, 2020 to March 31, 2021).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class/Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. If any fund is a shareholder of any underlying mutual funds or exchange-traded funds (ETFs) (the Underlying Funds), such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses incurred presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. If any fund is a shareholder of any Underlying Funds, such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses as presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio-A	Beginning Account Value October 1, 2020	Ending Account Value March 31, 2021	Expenses Paid During Period-B October 1, 2020 to March 31, 2021
Fidelity Freedom Blend Income Fund
Class A	.71%
Actual		$1,000.00	$1,034.80	$3.60
Hypothetical-C		$1,000.00	$1,021.39	$3.58
Class M	.96%
Actual		$1,000.00	$1,033.00	$4.87
Hypothetical-C		$1,000.00	$1,020.14	$4.84
Class C	1.46%
Actual		$1,000.00	$1,030.70	$7.39
Hypothetical-C		$1,000.00	$1,017.65	$7.34
Fidelity Freedom Blend Income Fund	.46%
Actual		$1,000.00	$1,036.10	$2.34
Hypothetical-C		$1,000.00	$1,022.64	$2.32
Class K	.36%
Actual		$1,000.00	$1,036.50	$1.83
Hypothetical-C		$1,000.00	$1,023.14	$1.82
Class K6	.26%
Actual		$1,000.00	$1,037.00	$1.32
Hypothetical-C		$1,000.00	$1,023.64	$1.31
Class I	.46%
Actual		$1,000.00	$1,036.10	$2.34
Hypothetical-C		$1,000.00	$1,022.64	$2.32
Class Z	.36%
Actual		$1,000.00	$1,036.40	$1.83
Hypothetical-C		$1,000.00	$1,023.14	$1.82
Class Z6	.26%
Actual		$1,000.00	$1,037.00	$1.32
Hypothetical-C		$1,000.00	$1,023.64	$1.31
Fidelity Freedom Blend 2005 Fund
Class A	.71%
Actual		$1,000.00	$1,046.30	$3.62
Hypothetical-C		$1,000.00	$1,021.39	$3.58
Class M	.96%
Actual		$1,000.00	$1,045.30	$4.90
Hypothetical-C		$1,000.00	$1,020.14	$4.84
Class C	1.46%
Actual		$1,000.00	$1,042.30	$7.43
Hypothetical-C		$1,000.00	$1,017.65	$7.34
Fidelity Freedom Blend 2005 Fund	.46%
Actual		$1,000.00	$1,047.40	$2.35
Hypothetical-C		$1,000.00	$1,022.64	$2.32
Class K	.36%
Actual		$1,000.00	$1,048.30	$1.84
Hypothetical-C		$1,000.00	$1,023.14	$1.82
Class K6	.26%
Actual		$1,000.00	$1,049.30	$1.33
Hypothetical-C		$1,000.00	$1,023.64	$1.31
Class I	.46%
Actual		$1,000.00	$1,048.40	$2.35
Hypothetical-C		$1,000.00	$1,022.64	$2.32
Class Z	.36%
Actual		$1,000.00	$1,048.20	$1.84
Hypothetical-C		$1,000.00	$1,023.14	$1.82
Class Z6	.26%
Actual		$1,000.00	$1,049.10	$1.33
Hypothetical-C		$1,000.00	$1,023.64	$1.31
Fidelity Freedom Blend 2010 Fund
Class A	.72%
Actual		$1,000.00	$1,068.70	$3.71
Hypothetical-C		$1,000.00	$1,021.34	$3.63
Class M	.97%
Actual		$1,000.00	$1,067.30	$5.00
Hypothetical-C		$1,000.00	$1,020.09	$4.89
Class C	1.47%
Actual		$1,000.00	$1,064.70	$7.57
Hypothetical-C		$1,000.00	$1,017.60	$7.39
Fidelity Freedom Blend 2010 Fund	.47%
Actual		$1,000.00	$1,070.10	$2.43
Hypothetical-C		$1,000.00	$1,022.59	$2.37
Class K	.37%
Actual		$1,000.00	$1,070.30	$1.91
Hypothetical-C		$1,000.00	$1,023.09	$1.87
Class K6	.27%
Actual		$1,000.00	$1,070.90	$1.39
Hypothetical-C		$1,000.00	$1,023.59	$1.36
Class I	.47%
Actual		$1,000.00	$1,069.80	$2.43
Hypothetical-C		$1,000.00	$1,022.59	$2.37
Class Z	.37%
Actual		$1,000.00	$1,070.60	$1.91
Hypothetical-C		$1,000.00	$1,023.09	$1.87
Class Z6	.27%
Actual		$1,000.00	$1,071.30	$1.39
Hypothetical-C		$1,000.00	$1,023.59	$1.36
Fidelity Freedom Blend 2015 Fund
Class A	.73%
Actual		$1,000.00	$1,091.00	$3.81
Hypothetical-C		$1,000.00	$1,021.29	$3.68
Class M	.98%
Actual		$1,000.00	$1,089.80	$5.11
Hypothetical-C		$1,000.00	$1,020.04	$4.94
Class C	1.48%
Actual		$1,000.00	$1,087.50	$7.70
Hypothetical-C		$1,000.00	$1,017.55	$7.44
Fidelity Freedom Blend 2015 Fund	.48%
Actual		$1,000.00	$1,091.70	$2.50
Hypothetical-C		$1,000.00	$1,022.54	$2.42
Class K	.38%
Actual		$1,000.00	$1,092.80	$1.98
Hypothetical-C		$1,000.00	$1,023.04	$1.92
Class K6	.28%
Actual		$1,000.00	$1,092.60	$1.46
Hypothetical-C		$1,000.00	$1,023.54	$1.41
Class I	.48%
Actual		$1,000.00	$1,093.00	$2.50
Hypothetical-C		$1,000.00	$1,022.54	$2.42
Class Z	.38%
Actual		$1,000.00	$1,093.80	$1.98
Hypothetical-C		$1,000.00	$1,023.04	$1.92
Class Z6	.28%
Actual		$1,000.00	$1,093.20	$1.46
Hypothetical-C		$1,000.00	$1,023.54	$1.41
Fidelity Freedom Blend 2020 Fund
Class A	.74%
Actual		$1,000.00	$1,112.60	$3.90
Hypothetical-C		$1,000.00	$1,021.24	$3.73
Class M	.99%
Actual		$1,000.00	$1,111.70	$5.21
Hypothetical-C		$1,000.00	$1,020.00	$4.99
Class C	1.49%
Actual		$1,000.00	$1,108.20	$7.83
Hypothetical-C		$1,000.00	$1,017.50	$7.49
Fidelity Freedom Blend 2020 Fund	.49%
Actual		$1,000.00	$1,113.30	$2.58
Hypothetical-C		$1,000.00	$1,022.49	$2.47
Class K	.39%
Actual		$1,000.00	$1,114.50	$2.06
Hypothetical-C		$1,000.00	$1,022.99	$1.97
Class K6	.29%
Actual		$1,000.00	$1,114.90	$1.53
Hypothetical-C		$1,000.00	$1,023.49	$1.46
Class I	.49%
Actual		$1,000.00	$1,114.20	$2.58
Hypothetical-C		$1,000.00	$1,022.49	$2.47
Class Z	.39%
Actual		$1,000.00	$1,114.10	$2.06
Hypothetical-C		$1,000.00	$1,022.99	$1.97
Class Z6	.29%
Actual		$1,000.00	$1,115.00	$1.53
Hypothetical-C		$1,000.00	$1,023.49	$1.46
Fidelity Freedom Blend 2025 Fund
Class A	.76%
Actual		$1,000.00	$1,128.90	$4.03
Hypothetical-C		$1,000.00	$1,021.14	$3.83
Class M	1.01%
Actual		$1,000.00	$1,127.80	$5.36
Hypothetical-C		$1,000.00	$1,019.90	$5.09
Class C	1.51%
Actual		$1,000.00	$1,124.70	$8.00
Hypothetical-C		$1,000.00	$1,017.40	$7.59
Fidelity Freedom Blend 2025 Fund	.51%
Actual		$1,000.00	$1,131.00	$2.71
Hypothetical-C		$1,000.00	$1,022.39	$2.57
Class K	.41%
Actual		$1,000.00	$1,131.10	$2.18
Hypothetical-C		$1,000.00	$1,022.89	$2.07
Class K6	.31%
Actual		$1,000.00	$1,131.30	$1.65
Hypothetical-C		$1,000.00	$1,023.39	$1.56
Class I	.51%
Actual		$1,000.00	$1,130.10	$2.71
Hypothetical-C		$1,000.00	$1,022.39	$2.57
Class Z	.41%
Actual		$1,000.00	$1,130.40	$2.18
Hypothetical-C		$1,000.00	$1,022.89	$2.07
Class Z6	.31%
Actual		$1,000.00	$1,131.80	$1.65
Hypothetical-C		$1,000.00	$1,023.39	$1.56
Fidelity Freedom Blend 2030 Fund
Class A	.77%
Actual		$1,000.00	$1,150.00	$4.13
Hypothetical-C		$1,000.00	$1,021.09	$3.88
Class M	1.02%
Actual		$1,000.00	$1,148.10	$5.46
Hypothetical-C		$1,000.00	$1,019.85	$5.14
Class C	1.52%
Actual		$1,000.00	$1,144.50	$8.13
Hypothetical-C		$1,000.00	$1,017.35	$7.64
Fidelity Freedom Blend 2030 Fund	.52%
Actual		$1,000.00	$1,150.50	$2.79
Hypothetical-C		$1,000.00	$1,022.34	$2.62
Class K	.42%
Actual		$1,000.00	$1,151.90	$2.25
Hypothetical-C		$1,000.00	$1,022.84	$2.12
Class K6	.32%
Actual		$1,000.00	$1,152.30	$1.72
Hypothetical-C		$1,000.00	$1,023.34	$1.61
Class I	.52%
Actual		$1,000.00	$1,150.60	$2.79
Hypothetical-C		$1,000.00	$1,022.34	$2.62
Class Z	.42%
Actual		$1,000.00	$1,151.50	$2.25
Hypothetical-C		$1,000.00	$1,022.84	$2.12
Class Z6	.32%
Actual		$1,000.00	$1,152.60	$1.72
Hypothetical-C		$1,000.00	$1,023.34	$1.61
Fidelity Freedom Blend 2035 Fund
Class A	.78%
Actual		$1,000.00	$1,189.50	$4.26
Hypothetical-C		$1,000.00	$1,021.04	$3.93
Class M	1.03%
Actual		$1,000.00	$1,188.10	$5.62
Hypothetical-C		$1,000.00	$1,019.80	$5.19
Class C	1.54%
Actual		$1,000.00	$1,185.60	$8.39
Hypothetical-C		$1,000.00	$1,017.25	$7.75
Fidelity Freedom Blend 2035 Fund	.53%
Actual		$1,000.00	$1,190.80	$2.89
Hypothetical-C		$1,000.00	$1,022.29	$2.67
Class K	.43%
Actual		$1,000.00	$1,191.90	$2.35
Hypothetical-C		$1,000.00	$1,022.79	$2.17
Class K6	.33%
Actual		$1,000.00	$1,193.00	$1.80
Hypothetical-C		$1,000.00	$1,023.29	$1.66
Class I	.53%
Actual		$1,000.00	$1,190.30	$2.89
Hypothetical-C		$1,000.00	$1,022.29	$2.67
Class Z	.43%
Actual		$1,000.00	$1,191.40	$2.35
Hypothetical-C		$1,000.00	$1,022.79	$2.17
Class Z6	.33%
Actual		$1,000.00	$1,191.60	$1.80
Hypothetical-C		$1,000.00	$1,023.29	$1.66
Fidelity Freedom Blend 2040 Fund
Class A	.79%
Actual		$1,000.00	$1,216.50	$4.37
Hypothetical-C		$1,000.00	$1,020.99	$3.98
Class M	1.04%
Actual		$1,000.00	$1,214.60	$5.74
Hypothetical-C		$1,000.00	$1,019.75	$5.24
Class C	1.54%
Actual		$1,000.00	$1,211.80	$8.49
Hypothetical-C		$1,000.00	$1,017.25	$7.75
Fidelity Freedom Blend 2040 Fund	.54%
Actual		$1,000.00	$1,218.00	$2.99
Hypothetical-C		$1,000.00	$1,022.24	$2.72
Class K	.44%
Actual		$1,000.00	$1,218.00	$2.43
Hypothetical-C		$1,000.00	$1,022.74	$2.22
Class K6	.34%
Actual		$1,000.00	$1,219.30	$1.88
Hypothetical-C		$1,000.00	$1,023.24	$1.72
Class I	.54%
Actual		$1,000.00	$1,218.10	$2.99
Hypothetical-C		$1,000.00	$1,022.24	$2.72
Class Z	.44%
Actual		$1,000.00	$1,218.50	$2.43
Hypothetical-C		$1,000.00	$1,022.74	$2.22
Class Z6	.34%
Actual		$1,000.00	$1,219.90	$1.88
Hypothetical-C		$1,000.00	$1,023.24	$1.72
Fidelity Freedom Blend 2045 Fund
Class A	.79%
Actual		$1,000.00	$1,216.70	$4.37
Hypothetical-C		$1,000.00	$1,020.99	$3.98
Class M	1.04%
Actual		$1,000.00	$1,214.10	$5.74
Hypothetical-C		$1,000.00	$1,019.75	$5.24
Class C	1.54%
Actual		$1,000.00	$1,212.40	$8.49
Hypothetical-C		$1,000.00	$1,017.25	$7.75
Fidelity Freedom Blend 2045 Fund	.54%
Actual		$1,000.00	$1,217.70	$2.99
Hypothetical-C		$1,000.00	$1,022.24	$2.72
Class K	.44%
Actual		$1,000.00	$1,218.40	$2.43
Hypothetical-C		$1,000.00	$1,022.74	$2.22
Class K6	.34%
Actual		$1,000.00	$1,219.40	$1.88
Hypothetical-C		$1,000.00	$1,023.24	$1.72
Class I	.54%
Actual		$1,000.00	$1,218.20	$2.99
Hypothetical-C		$1,000.00	$1,022.24	$2.72
Class Z	.44%
Actual		$1,000.00	$1,218.60	$2.43
Hypothetical-C		$1,000.00	$1,022.74	$2.22
Class Z6	.34%
Actual		$1,000.00	$1,219.10	$1.88
Hypothetical-C		$1,000.00	$1,023.24	$1.72
Fidelity Freedom Blend 2050 Fund
Class A	.79%
Actual		$1,000.00	$1,216.50	$4.37
Hypothetical-C		$1,000.00	$1,020.99	$3.98
Class M	1.04%
Actual		$1,000.00	$1,214.00	$5.74
Hypothetical-C		$1,000.00	$1,019.75	$5.24
Class C	1.54%
Actual		$1,000.00	$1,211.30	$8.49
Hypothetical-C		$1,000.00	$1,017.25	$7.75
Fidelity Freedom Blend 2050 Fund	.54%
Actual		$1,000.00	$1,218.00	$2.99
Hypothetical-C		$1,000.00	$1,022.24	$2.72
Class K	.44%
Actual		$1,000.00	$1,219.00	$2.43
Hypothetical-C		$1,000.00	$1,022.74	$2.22
Class K6	.34%
Actual		$1,000.00	$1,219.10	$1.88
Hypothetical-C		$1,000.00	$1,023.24	$1.72
Class I	.54%
Actual		$1,000.00	$1,217.70	$2.99
Hypothetical-C		$1,000.00	$1,022.24	$2.72
Class Z	.44%
Actual		$1,000.00	$1,219.20	$2.43
Hypothetical-C		$1,000.00	$1,022.74	$2.22
Class Z6	.34%
Actual		$1,000.00	$1,219.50	$1.88
Hypothetical-C		$1,000.00	$1,023.24	$1.72
Fidelity Freedom Blend 2055 Fund
Class A	.79%
Actual		$1,000.00	$1,215.20	$4.36
Hypothetical-C		$1,000.00	$1,020.99	$3.98
Class M	1.04%
Actual		$1,000.00	$1,214.80	$5.74
Hypothetical-C		$1,000.00	$1,019.75	$5.24
Class C	1.55%
Actual		$1,000.00	$1,211.70	$8.55
Hypothetical-C		$1,000.00	$1,017.20	$7.80
Fidelity Freedom Blend 2055 Fund	.54%
Actual		$1,000.00	$1,217.60	$2.99
Hypothetical-C		$1,000.00	$1,022.24	$2.72
Class K	.44%
Actual		$1,000.00	$1,218.10	$2.43
Hypothetical-C		$1,000.00	$1,022.74	$2.22
Class K6	.34%
Actual		$1,000.00	$1,218.10	$1.88
Hypothetical-C		$1,000.00	$1,023.24	$1.72
Class I	.54%
Actual		$1,000.00	$1,217.40	$2.99
Hypothetical-C		$1,000.00	$1,022.24	$2.72
Class Z	.44%
Actual		$1,000.00	$1,218.10	$2.43
Hypothetical-C		$1,000.00	$1,022.74	$2.22
Class Z6	.34%
Actual		$1,000.00	$1,219.10	$1.88
Hypothetical-C		$1,000.00	$1,023.24	$1.72
Fidelity Freedom Blend 2060 Fund
Class A	.79%
Actual		$1,000.00	$1,215.90	$4.36
Hypothetical-C		$1,000.00	$1,020.99	$3.98
Class M	1.04%
Actual		$1,000.00	$1,214.20	$5.74
Hypothetical-C		$1,000.00	$1,019.75	$5.24
Class C	1.54%
Actual		$1,000.00	$1,210.90	$8.49
Hypothetical-C		$1,000.00	$1,017.25	$7.75
Fidelity Freedom Blend 2060 Fund	.54%
Actual		$1,000.00	$1,218.20	$2.99
Hypothetical-C		$1,000.00	$1,022.24	$2.72
Class K	.44%
Actual		$1,000.00	$1,218.90	$2.43
Hypothetical-C		$1,000.00	$1,022.74	$2.22
Class K6	.34%
Actual		$1,000.00	$1,218.90	$1.88
Hypothetical-C		$1,000.00	$1,023.24	$1.72
Class I	.54%
Actual		$1,000.00	$1,217.10	$2.98
Hypothetical-C		$1,000.00	$1,022.24	$2.72
Class Z	.44%
Actual		$1,000.00	$1,218.80	$2.43
Hypothetical-C		$1,000.00	$1,022.74	$2.22
Class Z6	.34%
Actual		$1,000.00	$1,218.30	$1.88
Hypothetical-C		$1,000.00	$1,023.24	$1.72
Fidelity Freedom Blend 2065 Fund
Class A	.79%
Actual		$1,000.00	$1,215.70	$4.36
Hypothetical-C		$1,000.00	$1,020.99	$3.98
Class M	1.04%
Actual		$1,000.00	$1,214.50	$5.74
Hypothetical-C		$1,000.00	$1,019.75	$5.24
Class C	1.54%
Actual		$1,000.00	$1,212.00	$8.49
Hypothetical-C		$1,000.00	$1,017.25	$7.75
Fidelity Freedom Blend 2065 Fund	.54%
Actual		$1,000.00	$1,217.60	$2.99
Hypothetical-C		$1,000.00	$1,022.24	$2.72
Class K	.44%
Actual		$1,000.00	$1,217.60	$2.43
Hypothetical-C		$1,000.00	$1,022.74	$2.22
Class K6	.34%
Actual		$1,000.00	$1,219.20	$1.88
Hypothetical-C		$1,000.00	$1,023.24	$1.72
Class I	.54%
Actual		$1,000.00	$1,217.10	$2.98
Hypothetical-C		$1,000.00	$1,022.24	$2.72
Class Z	.44%
Actual		$1,000.00	$1,218.10	$2.43
Hypothetical-C		$1,000.00	$1,022.74	$2.22
Class Z6	.34%
Actual		$1,000.00	$1,217.90	$1.88
Hypothetical-C		$1,000.00	$1,023.24	$1.72

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/ 365 (to reflect the one-half year period). The fees and expenses of any Underlying Funds are not included in each annualized expense ratio.

 C 5% return per year before expenses

Distributions (Unaudited)

The Board of Trustees of each fund voted to pay to shareholders of record at the opening of business on record date, the following distributions per share derived from capital gains realized from sales of portfolio securities and dividends derived from net investment income:

	Pay Date	Record Date	Dividends	Capital Gains
Fidelity Freedom Blend Income Fund
Class A	05/10/21	05/07/21	$0.000	$0.116
Class M	05/10/21	05/07/21	$0.000	$0.116
Class C	05/10/21	05/07/21	$0.000	$0.116
Fidelity Freedom Blend Income Fund	05/10/21	05/07/21	$0.005	$0.116
Premier Class	05/10/21	05/07/21	$0.007	$0.116
Class K	05/10/21	05/07/21	$0.006	$0.116
Class K6	05/10/21	05/07/21	$0.007	$0.116
Class I	05/10/21	05/07/21	$0.004	$0.116
Class Z	05/10/21	05/07/21	$0.008	$0.116
Class Z6	05/10/21	05/07/21	$0.007	$0.116
Fidelity Freedom Blend 2005 Fund
Class A	05/10/21	05/07/21	$0.002	$0.137
Class M	05/10/21	05/07/21	$0.000	$0.133
Class C	05/10/21	05/07/21	$0.000	$0.121
Fidelity Freedom Blend 2005 Fund	05/10/21	05/07/21	$0.012	$0.137
Premier Class	05/10/21	05/07/21	$0.016	$0.137
Class K	05/10/21	05/07/21	$0.013	$0.137
Class K6	05/10/21	05/07/21	$0.016	$0.137
Class I	05/10/21	05/07/21	$0.001	$0.137
Class Z	05/10/21	05/07/21	$0.013	$0.137
Class Z6	05/10/21	05/07/21	$0.016	$0.137
Fidelity Freedom Blend 2010 Fund
Class A	05/10/21	05/07/21	$0.001	$0.212
Class M	05/10/21	05/07/21	$0.000	$0.207
Class C	05/10/21	05/07/21	$0.000	$0.207
Fidelity Freedom Blend 2010 Fund	05/10/21	05/07/21	$0.010	$0.212
Premier Class	05/10/21	05/07/21	$0.014	$0.212
Class K	05/10/21	05/07/21	$0.011	$0.212
Class K6	05/10/21	05/07/21	$0.014	$0.212
Class I	05/10/21	05/07/21	$0.011	$0.212
Class Z	05/10/21	05/07/21	$0.013	$0.212
Class Z6	05/10/21	05/07/21	$0.014	$0.212
Fidelity Freedom Blend 2015 Fund
Class A	05/10/21	05/07/21	$0.000	$0.279
Class M	05/10/21	05/07/21	$0.001	$0.279
Class C	05/10/21	05/07/21	$0.000	$0.279
Fidelity Freedom Blend 2015 Fund	05/10/21	05/07/21	$0.006	$0.279
Premier Class	05/10/21	05/07/21	$0.011	$0.279
Class K	05/10/21	05/07/21	$0.008	$0.279
Class K6	05/10/21	05/07/21	$0.011	$0.279
Class I	05/10/21	05/07/21	$0.005	$0.279
Class Z	05/10/21	05/07/21	$0.008	$0.279
Class Z6	05/10/21	05/07/21	$0.011	$0.279
Fidelity Freedom Blend 2020 Fund
Class A	05/10/21	05/07/21	$0.000	$0.267
Class M	05/10/21	05/07/21	$0.000	$0.262
Class C	05/10/21	05/07/21	$0.000	$0.262
Fidelity Freedom Blend 2020 Fund	05/10/21	05/07/21	$0.006	$0.270
Premier Class	05/10/21	05/07/21	$0.010	$0.270
Class K	05/10/21	05/07/21	$0.007	$0.270
Class K6	05/10/21	05/07/21	$0.010	$0.270
Class I	05/10/21	05/07/21	$0.002	$0.270
Class Z	05/10/21	05/07/21	$0.017	$0.270
Class Z6	05/10/21	05/07/21	$0.011	$0.270
Fidelity Freedom Blend 2025 Fund
Class A	05/10/21	05/07/21	$0.000	$0.225
Class M	05/10/21	05/07/21	$0.000	$0.218
Class C	05/10/21	05/07/21	$0.000	$0.217
Fidelity Freedom Blend 2025 Fund	05/10/21	05/07/21	$0.002	$0.232
Premier Class	05/10/21	05/07/21	$0.007	$0.232
Class K	05/10/21	05/07/21	$0.003	$0.232
Class K6	05/10/21	05/07/21	$0.007	$0.232
Class I	05/10/21	05/07/21	$0.000	$0.232
Class Z	05/10/21	05/07/21	$0.015	$0.232
Class Z6	05/10/21	05/07/21	$0.007	$0.232
Fidelity Freedom Blend 2030 Fund
Class A	05/10/21	05/07/21	$0.000	$0.236
Class M	05/10/21	05/07/21	$0.000	$0.228
Class C	05/10/21	05/07/21	$0.000	$0.227
Fidelity Freedom Blend 2030 Fund	05/10/21	05/07/21	$0.000	$0.242
Premier Class	05/10/21	05/07/21	$0.005	$0.243
Class K	05/10/21	05/07/21	$0.001	$0.243
Class K6	05/10/21	05/07/21	$0.005	$0.243
Class I	05/10/21	05/07/21	$0.000	$0.241
Class Z	05/10/21	05/07/21	$0.013	$0.243
Class Z6	05/10/21	05/07/21	$0.004	$0.243
Fidelity Freedom Blend 2035 Fund
Class A	05/10/21	05/07/21	$0.000	$0.253
Class M	05/10/21	05/07/21	$0.000	$0.252
Class C	05/10/21	05/07/21	$0.000	$0.252
Fidelity Freedom Blend 2035 Fund	05/10/21	05/07/21	$0.000	$0.260
Premier Class	05/10/21	05/07/21	$0.000	$0.266
Class K	05/10/21	05/07/21	$0.000	$0.262
Class K6	05/10/21	05/07/21	$0.000	$0.266
Class I	05/10/21	05/07/21	$0.000	$0.260
Class Z	05/10/21	05/07/21	$0.000	$0.272
Class Z6	05/10/21	05/07/21	$0.000	$0.267
Fidelity Freedom Blend 2040 Fund
Class A	05/10/21	05/07/21	$0.000	$0.273
Class M	05/10/21	05/07/21	$0.000	$0.272
Class C	05/10/21	05/07/21	$0.000	$0.272
Fidelity Freedom Blend 2040 Fund	05/10/21	05/07/21	$0.000	$0.279
Premier Class	05/10/21	05/07/21	$0.000	$0.285
Class K	05/10/21	05/07/21	$0.000	$0.281
Class K6	05/10/21	05/07/21	$0.000	$0.285
Class I	05/10/21	05/07/21	$0.000	$0.280
Class Z	05/10/21	05/07/21	$0.000	$0.294
Class Z6	05/10/21	05/07/21	$0.000	$0.285
Fidelity Freedom Blend 2045 Fund
Class A	05/10/21	05/07/21	$0.000	$0.272
Class M	05/10/21	05/07/21	$0.000	$0.272
Class C	05/10/21	05/07/21	$0.000	$0.272
Fidelity Freedom Blend 2045 Fund	05/10/21	05/07/21	$0.000	$0.277
Premier Class	05/10/21	05/07/21	$0.000	$0.283
Class K	05/10/21	05/07/21	$0.000	$0.279
Class K6	05/10/21	05/07/21	$0.000	$0.283
Class I	05/10/21	05/07/21	$0.000	$0.277
Class Z	05/10/21	05/07/21	$0.000	$0.292
Class Z6	05/10/21	05/07/21	$0.000	$0.283
Fidelity Freedom Blend 2050 Fund
Class A	05/10/21	05/07/21	$0.000	$0.262
Class M	05/10/21	05/07/21	$0.000	$0.261
Class C	05/10/21	05/07/21	$0.000	$0.261
Fidelity Freedom Blend 2050 Fund	05/10/21	05/07/21	$0.000	$0.267
Premier Class	05/10/21	05/07/21	$0.000	$0.273
Class K	05/10/21	05/07/21	$0.000	$0.269
Class K6	05/10/21	05/07/21	$0.000	$0.273
Class I	05/10/21	05/07/21	$0.000	$0.269
Class Z	05/10/21	05/07/21	$0.000	$0.279
Class Z6	05/10/21	05/07/21	$0.000	$0.273
Fidelity Freedom Blend 2055 Fund
Class A	05/10/21	05/07/21	$0.000	$0.256
Class M	05/10/21	05/07/21	$0.000	$0.256
Class C	05/10/21	05/07/21	$0.000	$0.256
Fidelity Freedom Blend 2055 Fund	05/10/21	05/07/21	$0.000	$0.261
Premier Class	05/10/21	05/07/21	$0.000	$0.267
Class K	05/10/21	05/07/21	$0.000	$0.263
Class K6	05/10/21	05/07/21	$0.000	$0.267
Class I	05/10/21	05/07/21	$0.000	$0.264
Class Z	05/10/21	05/07/21	$0.000	$0.271
Class Z6	05/10/21	05/07/21	$0.000	$0.268
Fidelity Freedom Blend 2060 Fund
Class A	05/10/21	05/07/21	$0.000	$0.240
Class M	05/10/21	05/07/21	$0.000	$0.240
Class C	05/10/21	05/07/21	$0.000	$0.240
Fidelity Freedom Blend 2060 Fund	05/10/21	05/07/21	$0.000	$0.242
Premier Class	05/10/21	05/07/21	$0.000	$0.248
Class K	05/10/21	05/07/21	$0.000	$0.245
Class K6	05/10/21	05/07/21	$0.000	$0.248
Class I	05/10/21	05/07/21	$0.000	$0.246
Class Z	05/10/21	05/07/21	$0.000	$0.250
Class Z6	05/10/21	05/07/21	$0.000	$0.249
Fidelity Freedom Blend 2065 Fund
Class A	05/10/21	05/07/21	$0.000	$0.166
Class M	05/10/21	05/07/21	$0.000	$0.166
Class C	05/10/21	05/07/21	$0.000	$0.166
Fidelity Freedom Blend 2065 Fund	05/10/21	05/07/21	$0.000	$0.166
Premier Class	05/10/21	05/07/21	$0.000	$0.174
Class K	05/10/21	05/07/21	$0.000	$0.167
Class K6	05/10/21	05/07/21	$0.000	$0.174
Class I	05/10/21	05/07/21	$0.000	$0.171
Class Z	05/10/21	05/07/21	$0.000	$0.167
Class Z6	05/10/21	05/07/21	$0.000	$0.172

The funds hereby designate as capital gain dividend the amounts noted below for the taxable year ended March 31, 2021, or, if subsequently determined to be different, the net capital gain of such year.

Fidelity Freedom Blend Income Fund	$ 953,451
Fidelity Freedom Blend 2005 Fund	$ 424,760
Fidelity Freedom Blend 2010 Fund	$ 2,300,249
Fidelity Freedom Blend 2015 Fund	$ 8,963,642
Fidelity Freedom Blend 2020 Fund	$ 29,235,046
Fidelity Freedom Blend 2025 Fund	$ 39,639,080
Fidelity Freedom Blend 2030 Fund	$ 44,033,900
Fidelity Freedom Blend 2035 Fund	$ 45,994,682
Fidelity Freedom Blend 2040 Fund	$ 44,264,071
Fidelity Freedom Blend 2045 Fund	$ 37,920,873
Fidelity Freedom Blend 2050 Fund	$ 30,226,868
Fidelity Freedom Blend 2055 Fund	$ 15,588,563
Fidelity Freedom Blend 2060 Fund	$ 4,769,365
Fidelity Freedom Blend 2065 Fund	$ 336,537

A percentage of the dividends distributed during the fiscal year for the following funds were derived from interest on U.S. Government securities which is generally exempt from state income tax:

Fidelity Freedom Blend Income Fund	26.37%
Fidelity Freedom Blend 2005 Fund	23.08%
Fidelity Freedom Blend 2010 Fund	18.54%
Fidelity Freedom Blend 2015 Fund	15.18%
Fidelity Freedom Blend 2020 Fund	12.51%
Fidelity Freedom Blend 2025 Fund	10.82%
Fidelity Freedom Blend 2030 Fund	9.06%
Fidelity Freedom Blend 2035 Fund	5.83%
Fidelity Freedom Blend 2040 Fund	4.33%
Fidelity Freedom Blend 2045 Fund	4.36%
Fidelity Freedom Blend 2050 Fund	4.33%
Fidelity Freedom Blend 2055 Fund	4.31%
Fidelity Freedom Blend 2060 Fund	4.29%
Fidelity Freedom Blend 2065 Fund	4.30%

A percentage of the dividends distributed during the fiscal year for the following funds qualify for the dividends–received deduction for corporate shareholders:

	Class A	Class M	Class C	Fidelity Freedom Blend Class	Class K	Class K6	Class I	Class Z	Class Z6
Fidelity Freedom Blend Income Fund

May 1,2020	0%	1%	0%	0%	0%	0%	0%	0%	0%
May 8,2020	5%	5%	5%	5%	5%	5%	5%	5%	5%
June 2020	8%	17%	0%	6%	6%	5%	6%	6%	5%
July 2020	8%	20%	0%	7%	7%	5%	7%	6%	7%
August 2020	12%	0%	0%	7%	6%	5%	7%	4%	5%
September 2020	12%	18%	0%	6%	6%	5%	4%	5%	5%
October 2020	9%	15%	8%	6%	6%	5%	6%	6%	5%
November 2020	15%	0%	0%	7%	6%	5%	6%	6%	5%
December 2020	6%	6%	6%	5%	5%	5%	5%	5%	5%
February 2021	0%	0%	0%	7%	5%	4%	7%	5%	4%
March 2021	0%	0%	0%	5%	5%	4%	8%	5%	4%
Fidelity Freedom Blend 2005 Fund
May 2020	2%	3%	2%	1%	1%	1%	1%	1%	1%
December 2020	9%	10%	13%	8%	7%	7%	8%	8%	7%
Fidelity Freedom Blend 2010 Fund
May 2020	1%	1%	2%	1%	1%	1%	1%	1%	1%
December 2020	13%	15%	16%	12%	12%	11%	12%	11%	11%
Fidelity Freedom Blend 2015 Fund
May 2020	2%	3%	3%	2%	2%	2%	2%	2%	2%
December 2020	17%	18%	25%	16%	15%	15%	16%	15%	14%
Fidelity Freedom Blend 2020 Fund
May 2020	4%	5%	6%	3%	3%	3%	3%	3%	3%
December 2020	20%	22%	29%	19%	19%	18%	19%	19%	18%
Fidelity Freedom Blend 2025 Fund
May 2020	7%	11%	16%	5%	5%	4%	4%	5%	4%
December 2020	22%	28%	33%	21%	20%	20%	22%	21%	20%
Fidelity Freedom Blend 2030 Fund
May 2020	14%	0%	9%	8%	8%	7%	8%	7%	7%
December 2020	24%	28%	36%	24%	23%	23%	24%	24%	22%
Fidelity Freedom Blend 2035 Fund
May 2020	38%	0%	0%	12%	14%	11%	11%	14%	10%
December 2020	33%	33%	40%	31%	30%	30%	32%	31%	29%
Fidelity Freedom Blend 2040 Fund
May 2020	75%	0%	0%	28%	32%	22%	25%	37%	17%
December 2020	39%	44%	52%	37%	36%	35%	37%	37%	34%
Fidelity Freedom Blend 2045 Fund
May 2020	70%	93%	0%	23%	28%	21%	23%	28%	16%
December 2020	41%	47%	49%	38%	36%	35%	37%	37%	34%
Fidelity Freedom Blend 2050 Fund
May 2020	100%	0%	0%	24%	36%	21%	43%	36%	16%
December 2020	40%	45%	56%	36%	36%	35%	37%	36%	34%
Fidelity Freedom Blend 2055 Fund
May 2020	0%	0%	0%	34%	85%	28%	100%	85%	21%
December 2020	38%	42%	53%	36%	35%	34%	37%	36%	33%
Fidelity Freedom Blend 2060 Fund
May 2020	0%	0%	0%	0%	0%	40%	0%	0%	30%
December 2020	40%	43%	56%	37%	35%	34%	37%	36%	33%
Fidelity Freedom Blend 2065 Fund
May 2020	0%	0%	0%	0%	0%	50%	0%	0%	0%
December 2020	39%	45%	60%	36%	35%	32%	36%	36%	32%

A percentage of the dividends distributed during the fiscal year for the following funds may be taken into account as a dividend for purposes of the maximum rate under section 1(h)(11) of the Internal Revenue Code.

	Class A	Class M	Class C	Fidelity Freedom Blend Class	Class K	Class K6	Class I	Class Z	Class Z6
Fidelity Freedom Blend Income Fund
May 1, 2020	2%	2%	0%	1%	1%	1%	1%	1%	1%
May 8, 2020	15%	15%	15%	15%	15%	15%	15%	15%	15%
June 2020	24%	0%	0%	18%	0%	0%	0%	0%	0%
July 2020	23%	17%	15%	19%	16%	16%	16%	16%	16%
August 2020	33%	48%	0%	20%	16%	15%	18%	17%	15%
September 2020	33%	57%	0%	17%	19%	15%	19%	11%	19%
October 2020	26%	0%	0%	18%	17%	15%	20%	15%	15%
November 2020	42%	50%	0%	21%	17%	15%	13%	16%	15%
December 2020	16%	42%	21%	15%	16%	14%	16%	17%	14%
February 2021	0%	0%	0%	7%	5%	3%	7%	5%	3%
March 2021	0%	0%	0%	5%	5%	4%	7%	5%	4%
Fidelity Freedom Blend 2005 Fund
May 2020	4%	7%	4%	3%	3%	3%	3%	3%	3%
December 2020	24%	26%	32%	19%	18%	18%	19%	19%	18%
Fidelity Freedom Blend 2010 Fund
May 2020	2%	2%	4%	2%	2%	2%	2%	2%	2%
December 2020	29%	34%	36%	26%	26%	25%	27%	25%	24%
Fidelity Freedom Blend 2015 Fund
May 2020	5%	6%	5%	4%	4%	4%	4%	4%	4%
December 2020	37%	37%	53%	33%	32%	31%	34%	32%	30%
Fidelity Freedom Blend 2020 Fund
May 2020	7%	8%	9%	5%	5%	5%	5%	5%	5%
December 2020	41%	44%	58%	39%	38%	37%	39%	39%	37%
Fidelity Freedom Blend 2025 Fund
May 2020	10%	16%	22%	7%	7%	6%	6%	7%	6%
December 2020	45%	55%	66%	42%	41%	40%	44%	42%	39%
Fidelity Freedom Blend 2030 Fund
May 2020	19%	0%	12%	11%	11%	10%	10%	10%	9%
December 2020	48%	56%	70%	48%	46%	45%	47%	47%	44%
Fidelity Freedom Blend 2035 Fund
May 2020	45%	0%	0%	14%	16%	14%	14%	16%	12%
December 2020	64%	64%	78%	59%	59%	57%	61%	59%	56%
Fidelity Freedom Blend 2040 Fund
May 2020	83%	0%	0%	31%	36%	25%	28%	42%	20%
December 2020	76%	84%	99%	71%	70%	67%	71%	70%	65%
Fidelity Freedom Blend 2045 Fund
May 2020	87%	100%	0%	29%	35%	27%	29%	35%	21%
December 2020	79%	89%	94%	72%	69%	67%	71%	70%	65%
Fidelity Freedom Blend 2050 Fund
May 2020	100%	0%	0%	25%	37%	22%	44%	37%	17%
December 2020	76%	86%	100%	69%	69%	67%	70%	70%	66%
Fidelity Freedom Blend 2055 Fund
May 2020	0%	0%	0%	38%	93%	31%	100%	93%	24%
December 2020	73%	81%	100%	70%	67%	66%	70%	69%	64%
Fidelity Freedom Blend 2060 Fund
May 2020	0%	0%	0%	0%	0%	69%	0%	0%	52%
December 2020	78%	83%	100%	71%	67%	66%	71%	70%	64%
Fidelity Freedom Blend 2065 Fund
May 2020	0%	0%	0%	0%	0%	55%	0%	0%	0%
December 2020	76%	89%	100%	70%	69%	64%	71%	70%	64%

A percentage of the dividends distributed during the fiscal year for the following funds qualify as a section 199A dividend:

	Class A	Class M	Class C	Fidelity Freedom Blend Class	Class K	Class K6	Class I	Class Z	Class Z6
Fidelity Freedom Blend Income Fund
May 1,2020	1%	1%	0%	1%	1%	1%	1%	1%	1%
May 8,2020	1%	1%	1%	1%	1%	1%	1%	1%	1%
June 2020	2%	3%	0%	1%	1%	1%	1%	1%	1%
July 2020	2%	3%	0%	1%	1%	1%	1%	1%	1%
August 2020	2%	0%	0%	2%	1%	1%	2%	1%	1%
September 2020	2%	3%	0%	1%	1%	1%	1%	1%	1%
October 2020	2%	3%	2%	1%	1%	1%	1%	1%	1%
November 2020	3%	0%	0%	2%	1%	1%	1%	1%	1%
December 2020	1%	1%	1%	1%	1%	1%	1%	1%	1%
Fidelity Freedom Blend 2005 Fund
May 2020	1%	1%	1%	1%	1%	1%	1%	1%	1%
December 2020	2%	2%	2%	1%	1%	1%	1%	1%	1%
Fidelity Freedom Blend 2010 Fund
May 2020	1%	1%	1%	1%	1%	1%	1%	1%	1%
December 2020	2%	2%	2%	2%	2%	1%	2%	2%	1%
Fidelity Freedom Blend 2015 Fund
May 2020	1%	1%	1%	1%	1%	1%	1%	1%	1%
December 2020	2%	2%	2%	2%	2%	2%	2%	2%	2%
Fidelity Freedom Blend 2020 Fund
May 2020	1%	1%	1%	1%	1%	1%	1%	1%	1%
December 2020	2%	2%	3%	2%	2%	2%	2%	2%	2%
Fidelity Freedom Blend 2025 Fund
May 2020	1%	1%	1%	1%	1%	1%	1%	1%	1%
December 2020	2%	2%	3%	2%	2%	2%	2%	2%	2%
Fidelity Freedom Blend 2030 Fund
May 2020	1%	0%	1%	1%	1%	1%	1%	1%	1%
December 2020	2%	2%	3%	2%	2%	2%	2%	2%	2%
Fidelity Freedom Blend 2035 Fund
May 2020	1%	0%	0%	1%	1%	1%	1%	1%	1%
December 2020	3%	3%	3%	2%	2%	2%	2%	2%	2%
Fidelity Freedom Blend 2040 Fund
May 2020	1%	0%	0%	1%	1%	1%	1%	1%	1%
December 2020	3%	3%	2%	3%	3%	3%	3%	3%	3%
Fidelity Freedom Blend 2045 Fund
May 2020	2%	0%	0%	1%	1%	1%	1%	1%	1%
December 2020	3%	3%	3%	3%	3%	3%	3%	3%	3%
Fidelity Freedom Blend 2050 Fund
May 2020	0%	0%	0%	1%	1%	1%	1%	1%	1%
December 2020	3%	3%	5%	3%	3%	3%	3%	3%	3%
Fidelity Freedom Blend 2055 Fund
May 2020	0%	0%	0%	1%	1%	1%	0%	1%	1%
December 2020	3%	3%	0%	3%	3%	3%	3%	3%	3%
Fidelity Freedom Blend 2060 Fund
May 2020	0%	0%	0%	0%	0%	2%	0%	0%	2%
December 2020	3%	3%	0%	3%	3%	3%	3%	3%	3%
Fidelity Freedom Blend 2065 Fund
May 2020	0%	0%	0%	0%	0%	1%	0%	0%	0%
December 2020	3%	3%	0%	3%	3%	3%	3%	3%	3%

The funds will notify shareholders in January 2022 of amounts for use in preparing 2021 income tax returns.

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Freedom Blend Funds

At its January 2021 meeting, the Board of Trustees, including the Independent Trustees (together, the Board), voted to approve the amended and restated management contract (the Amended Advisory Contract) with Fidelity Management & Research Company LLC (FMR) for each of the Fidelity Freedom Blend funds to add the fee schedule for the new Premier Class of each fund. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, considered a broad range of information.

Nature, Extent, and Quality of Services Provided.  The Board noted that it previously received and considered materials relating to the nature, extent and quality of services provided by FMR, including the resources dedicated to investment management and support services, shareholder and administrative services, the benefits to shareholders of investment in a large fund family, and each fund's performance in connection with the annual renewal of each fund's current management contract (though the Board did not assign significant weight to the Freedom Blend 2065 Fund as it had only recently commenced operations). At its September 2020 meeting, the Board concluded that the nature, extent and quality of the services provided to each fund under the existing management contract should benefit the fund's shareholders. The Board further noted that approval of the Amended Contract would not change the fund's investment processes, the level or nature of services provided, the resources and personnel allocated or trading and compliance operations, or any fees or expenses paid by the funds. The Board concluded that the nature, extent, and quality of services to be provided to each fund under the Amended Contract will continue to benefit the fund's shareholders.

Competitiveness of Management Fee and Total Expense Ratio  .. The Board considered each fund's management fee and total expense ratio compared to "mapped groups" of competitive funds and classes created for the purpose of facilitating the Trustees' competitive analysis of management fees and total expenses. Fidelity creates "mapped groups" by combining similar Lipper investment objective categories that have comparable investment mandates. Combining Lipper investment objective categories aids the Board's management fee and total expense ratio comparisons by broadening the competitive group used for comparison

The Board considered the proposed management fee rate of the new Premier Class for each of the funds, which will cover, with certain exceptions, most expenses of the top-level fund and underlying Fidelity funds in which each fund invests (Series Funds). In reviewing the Amended Advisory Contract, the Board also considered the projected total expense ratio of the new Premier Class of each fund. The Board noted that the proposed management fee rate for the new Premier Class of each fund ranks above the median of its competitor funds because the majority of such competitor funds do not have top-level management fees. The Board also considered that the projected total expense ratio of the new Premier Class of each fund is below the median of those funds and classes used by the Board for management fee comparisons that have a similar sales load structure.

The Board also considered that the proposed contractual arrangements for each fund oblige FMR to pay all "class-level" expenses of Premier Class of each fund to the extent necessary to limit total operating expenses, with certain exceptions, to an amount specified in the applicable expense contract. These contractual arrangements may not be amended to increase the fees or expenses payable by Premier Class of each fund except by a vote of a majority of the Board of Trustees of the fund.

The Board noted that the difference in total expense ratios between the new Premier Class and other classes of each fund are the result of separate arrangements for class level services and/or waivers of certain expenses. The Board further noted that such differences are not the result of any difference in advisory or custodial fees or other expense related to the management of each fund's assets, which do not vary by class.

Based on its review, the Board concluded that the management fee and the projected total expense ratio of the new Premier class for each fund were reasonable in light of the services that the fund and its shareholders will receive and the other factors considered.

Costs of the Services and Profitability.  The Board considered that it previously reviewed information regarding the revenues earned, the expenses incurred by Fidelity in providing services to each fund (and the Series Funds in which each fund invests) and the level of Fidelity's profitability. At its September 2020 meeting, the Board concluded that it was satisfied that the profitability of Fidelity in connection with the operation of each fund was not excessive.

Economies of Scale.  The Board considered that it previously received and reviewed information regarding whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including each fund) have appropriately benefited from any such economies of scale, and whether there is a potential realization of any further economies of scale and that it concluded, at its September 2020 meeting, that economies of scale, if any, are being appropriately shared between fund shareholders and Fidelity. The Board will continue to review economies of scale in connection with future renewals of the Amended Advisory Contract.

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board concluded that the Amended Advisory Contract for each of the funds should be approved.

Liquidity Risk Management Program

The Securities and Exchange Commission adopted Rule 22e-4 under the Investment Company Act of 1940 (the Liquidity Rule) to promote effective liquidity risk management throughout the open-end investment company industry, thereby reducing the risk that funds will be unable to meet their redemption obligations and mitigating dilution of the interests of fund shareholders.

The Funds have adopted and implemented a liquidity risk management program pursuant to the Liquidity Rule (the Program) effective December 1, 2018. The Program is reasonably designed to assess and manage each Fund’s liquidity risk and to comply with the requirements of the Liquidity Rule. Each Fund’s Board of Trustees (the Board) has designated each Fund’s investment adviser as administrator of the Program. The Fidelity advisers have established a Liquidity Risk Management Committee (the LRM Committee) to manage the Program for each of the Fidelity Funds. The LRM Committee monitors the adequacy and effectiveness of implementation of the Program and on a periodic basis assesses each Fund’s liquidity risk based on a variety of factors including (1) the Fund’s investment strategy, (2) portfolio liquidity and cash flow projections during normal and reasonably foreseeable stressed conditions, (3) shareholder redemptions, (4) borrowings and other funding sources and (5) in the case of exchange-traded funds, certain additional factors including the effect of the Fund’s prices and spreads, market participants, and basket compositions on the overall liquidity of the Fund’s portfolio, as applicable.

In accordance with the Program, each of the Fund’s portfolio investments is classified into one of four liquidity categories described below based on a determination of a reasonable expectation for how long it would take to convert the investment to cash (or sell or dispose of the investment) without significantly changing its market value.

  Highly liquid investments – cash or convertible to cash within three business days or less
  Moderately liquid investments – convertible to cash in three to seven calendar days
  Less liquid investments – can be sold or disposed of, but not settled, within seven calendar days
  Illiquid investments – cannot be sold or disposed of within seven calendar days

Liquidity classification determinations take into account a variety of factors including various market, trading and investment-specific considerations, as well as market depth, and generally utilize analysis from a third-party liquidity metrics service.

The Liquidity Rule places a 15% limit on a fund’s illiquid investments and requires funds that do not primarily hold assets that are highly liquid investments to determine and maintain a minimum percentage of the fund’s net assets to be invested in highly liquid investments (highly liquid investment minimum or HLIM). The Program includes provisions reasonably designed to comply with the 15% limit on illiquid investments and for determining, periodically reviewing and complying with the HLIM requirement as applicable.

At a recent meeting of the Fund’s Board of Trustees, the LRM Committee provided a written report to the Board pertaining to the operation, adequacy, and effectiveness of implementation of the Program for the annual period from December 1, 2019 through November 30, 2020. The report concluded that the Program has been implemented and is operating effectively and is reasonably designed to assess and manage the Fund’s liquidity risk.

FBF-ANN-0521
1.9890344.102

Item 2.

Code of Ethics

As of the end of the period, March 31, 2021, Fidelity Aberdeen Street Trust (the trust) has adopted a code of ethics, as defined in Item 2 of Form N-CSR, that applies to its President and Treasurer and its Chief Financial Officer.  A copy of the code of ethics is filed as an exhibit to this Form N-CSR.

Item 3.

Audit Committee Financial Expert

The Board of Trustees of the trust has determined that Elizabeth S. Acton is an audit committee financial expert, as defined in Item 3 of Form N-CSR.  Ms. Acton is independent for purposes of Item 3 of Form N-CSR.

Item 4.

Principal Accountant Fees and Services

Fees and Services

The following table presents fees billed by Deloitte & Touche LLP, the member firms of Deloitte Touche Tohmatsu, and their respective affiliates (collectively, “Deloitte Entities”) in each of the last two fiscal years for services rendered to Fidelity Advisor Freedom Income Fund,  Fidelity Advisor Freedom 2005 Fund, Fidelity Advisor Freedom 2010 Fund, Fidelity Advisor Freedom 2015 Fund, Fidelity Advisor Freedom 2020 Fund, Fidelity Advisor Freedom 2025 Fund, Fidelity Advisor Freedom 2030 Fund, Fidelity Advisor Freedom 2035 Fund, Fidelity Advisor Freedom 2040 Fund, Fidelity Advisor Freedom 2045 Fund, Fidelity Advisor Freedom 2050 Fund, Fidelity Advisor Freedom 2055 Fund, Fidelity Advisor Freedom 2060 Fund, Fidelity Advisor Freedom 2065 Fund, Fidelity Freedom Index Income Fund, Fidelity Freedom Index 2005 Fund, Fidelity Freedom Index 2010 Fund, Fidelity Freedom Index 2015 Fund, Fidelity Freedom Index 2020 Fund, Fidelity Freedom Index 2025 Fund, Fidelity Freedom Index 2030 Fund, Fidelity Freedom Index 2035 Fund, Fidelity Freedom Index 2040 Fund, Fidelity Freedom Index 2045 Fund, Fidelity Freedom Index 2050 Fund, Fidelity Freedom Index 2055 Fund, Fidelity Freedom Index 2060 Fund and Fidelity Freedom Index 2065 Fund (the “Funds”):

Services Billed by Deloitte Entities

March 31, 2021 FeesA

	Audit Fees	Audit-Related Fees	Tax Fees	All Other Fees
Fidelity Advisor Freedom Income Fund	$22,400	$-	$7,100	$600
Fidelity Advisor Freedom 2005 Fund	$21,300	$-	$7,400	$600
Fidelity Advisor Freedom 2010 Fund	$21,300	$-	$7,100	$600
Fidelity Advisor Freedom 2015 Fund	$21,300	$-	$7,100	$600
Fidelity Advisor Freedom 2020 Fund	$21,300	$-	$7,100	$600
Fidelity Advisor Freedom 2025 Fund	$21,300	$-	$7,100	$600
Fidelity Advisor Freedom 2030 Fund	$21,300	$-	$7,100	$600
Fidelity Advisor Freedom 2035 Fund	$21,300	$-	$7,100	$600
Fidelity Advisor Freedom 2040 Fund	$21,300	$-	$7,400	$600
Fidelity Advisor Freedom 2045 Fund	$22,400	$-	$7,100	$600
Fidelity Advisor Freedom 2050 Fund	$21,300	$-	$7,400	$600
Fidelity Advisor Freedom 2055 Fund	$22,400	$-	$7,100	$600
Fidelity Advisor Freedom 2060 Fund	$22,400	$-	$7,400	$600
Fidelity Advisor Freedom 2065 Fund	$20,900	$-	$7,400	$500
Fidelity Freedom Index Income Fund	$19,400	$-	$6,900	$500
Fidelity Freedom Index 2005 Fund	$19,400	$-	$6,900	$500
Fidelity Freedom Index 2010 Fund	$19,400	$-	$6,900	$500
Fidelity Freedom Index 2015 Fund	$19,400	$-	$6,900	$500
Fidelity Freedom Index 2020 Fund	$19,400	$-	$6,900	$500
Fidelity Freedom Index 2025 Fund	$19,400	$-	$6,900	$500
Fidelity Freedom Index 2030 Fund	$19,400	$-	$6,900	$500
Fidelity Freedom Index 2035 Fund	$19,400	$-	$6,900	$500
Fidelity Freedom Index 2040 Fund	$19,400	$-	$6,900	$500
Fidelity Freedom Index 2045 Fund	$19,400	$-	$6,900	$500
Fidelity Freedom Index 2050 Fund	$19,400	$-	$6,900	$500
Fidelity Freedom Index 2055 Fund	$19,500	$-	$6,900	$500
Fidelity Freedom Index 2060 Fund	$19,500	$-	$6,900	$500
Fidelity Freedom Index 2065 Fund	$18,900	$-	$7,400	$400

March 31, 2020 FeesA,B

	Audit Fees	Audit-Related Fees	Tax Fees	All Other Fees
Fidelity Advisor Freedom Income Fund	$23,700	$-	$7,100	$600
Fidelity Advisor Freedom 2005 Fund	$22,500	$-	$7,400	$600
Fidelity Advisor Freedom 2010 Fund	$22,500	$-	$7,100	$600
Fidelity Advisor Freedom 2015 Fund	$22,500	$-	$7,100	$600
Fidelity Advisor Freedom 2020 Fund	$22,500	$-	$7,100	$600
Fidelity Advisor Freedom 2025 Fund	$22,500	$-	$7,400	$600
Fidelity Advisor Freedom 2030 Fund	$22,500	$-	$7,100	$600
Fidelity Advisor Freedom 2035 Fund	$22,500	$-	$7,400	$600
Fidelity Advisor Freedom 2040 Fund	$22,500	$-	$7,100	$600
Fidelity Advisor Freedom 2045 Fund	$23,700	$-	$7,100	$600
Fidelity Advisor Freedom 2050 Fund	$22,500	$-	$7,100	$600
Fidelity Advisor Freedom 2055 Fund	$23,700	$-	$7,400	$600
Fidelity Advisor Freedom 2060 Fund	$23,700	$-	$7,400	$600
Fidelity Advisor Freedom 2065 Fund	$18,500	$-	$7,200	$300
Fidelity Freedom Index Income Fund	$18,100	$-	$6,900	$500
Fidelity Freedom Index 2005 Fund	$18,100	$-	$6,900	$500
Fidelity Freedom Index 2010 Fund	$18,100	$-	$6,900	$500
Fidelity Freedom Index 2015 Fund	$18,100	$-	$6,900	$500
Fidelity Freedom Index 2020 Fund	$18,100	$-	$6,900	$500
Fidelity Freedom Index 2025 Fund	$18,100	$-	$6,900	$500
Fidelity Freedom Index 2030 Fund	$18,100	$-	$6,900	$500
Fidelity Freedom Index 2035 Fund	$18,100	$-	$6,900	$500
Fidelity Freedom Index 2040 Fund	$18,100	$-	$6,900	$500
Fidelity Freedom Index 2045 Fund	$18,100	$-	$6,900	$500
Fidelity Freedom Index 2050 Fund	$18,100	$-	$6,900	$500
Fidelity Freedom Index 2055 Fund	$18,100	$-	$6,900	$500
Fidelity Freedom Index 2060 Fund	$18,100	$-	$6,900	$500
Fidelity Freedom Index 2065 Fund	$15,000	$-	$7,200	$300

A Amounts may reflect rounding.

B Fidelity Advisor Freedom 2065 Fund and Fidelity Freedom Index 2065 Fund commenced operations on June 28, 2019.

The following table presents fees billed by PricewaterhouseCoopers LLP (“PwC”) in each of the last two fiscal years for services rendered to Fidelity Flex Freedom Blend Income Fund, Fidelity Flex Freedom Blend 2005 Fund, Fidelity Flex Freedom Blend 2010 Fund, Fidelity Flex Freedom Blend 2015 Fund, Fidelity Flex Freedom Blend 2020 Fund, Fidelity Flex Freedom Blend 2025 Fund, Fidelity Flex Freedom Blend 2030 Fund, Fidelity Flex Freedom Blend 2035 Fund, Fidelity Flex Freedom Blend 2040 Fund, Fidelity Flex Freedom Blend 2045 Fund, Fidelity Flex Freedom Blend 2050 Fund, Fidelity Flex Freedom Blend 2055 Fund, Fidelity Flex Freedom Blend 2060 Fund, Fidelity Flex Freedom Blend 2065 Fund, Fidelity Freedom Income Fund, Fidelity Freedom 2005 Fund, Fidelity Freedom 2010 Fund, Fidelity Freedom 2015 Fund, Fidelity Freedom 2020 Fund, Fidelity Freedom 2025 Fund, Fidelity Freedom 2030 Fund, Fidelity Freedom 2035 Fund, Fidelity Freedom 2040 Fund, Fidelity Freedom 2045 Fund, Fidelity Freedom 2050 Fund, Fidelity Freedom 2055 Fund, Fidelity Freedom 2060 Fund, Fidelity Freedom 2065 Fund, Fidelity Freedom Blend Income Fund, Fidelity Freedom Blend 2005 Fund, Fidelity Freedom Blend 2010 Fund, Fidelity Freedom Blend 2015 Fund, Fidelity Freedom Blend 2020 Fund, Fidelity Freedom Blend 2025 Fund, Fidelity Freedom Blend 2030 Fund, Fidelity Freedom Blend 2035 Fund, Fidelity Freedom Blend

2040 Fund, Fidelity Freedom Blend 2045 Fund, Fidelity Freedom Blend 2050 Fund, Fidelity Freedom Blend 2055 Fund, Fidelity Freedom Blend 2060 Fund and Fidelity Freedom Blend 2065 Fund (the “Funds”):

Services Billed by PwC

March 31, 2021 FeesA

	Audit Fees	Audit-Related Fees	Tax Fees	All Other Fees
Fidelity Flex Freedom Blend Income Fund	$14,000	$1,300	$5,400	$700
Fidelity Flex Freedom Blend 2005 Fund	$16,200	$1,500	$5,400	$800
Fidelity Flex Freedom Blend 2010 Fund	$16,200	$1,500	$5,400	$800
Fidelity Flex Freedom Blend 2015 Fund	$16,200	$1,500	$5,400	$800
Fidelity Flex Freedom Blend 2020 Fund	$16,200	$1,500	$5,400	$800
Fidelity Flex Freedom Blend 2025 Fund	$16,200	$1,500	$5,400	$800
Fidelity Flex Freedom Blend 2030 Fund	$16,200	$1,500	$5,400	$800
Fidelity Flex Freedom Blend 2035 Fund	$16,200	$1,500	$5,400	$800
Fidelity Flex Freedom Blend 2040 Fund	$16,200	$1,500	$5,400	$800
Fidelity Flex Freedom Blend 2045 Fund	$16,200	$1,500	$5,400	$800
Fidelity Flex Freedom Blend 2050 Fund	$16,200	$1,500	$5,400	$800
Fidelity Flex Freedom Blend 2055 Fund	$16,200	$1,500	$5,400	$800
Fidelity Flex Freedom Blend 2060 Fund	$16,200	$1,500	$5,400	$800
Fidelity Flex Freedom Blend 2065 Fund	$16,200	$1,300	$5,400	$700
Fidelity Freedom Income Fund	$18,100	$1,600	$5,100	$900
Fidelity Freedom 2005 Fund	$18,100	$1,600	$5,100	$900
Fidelity Freedom 2010 Fund	$18,100	$1,600	$5,100	$900
Fidelity Freedom 2015 Fund	$18,100	$1,600	$5,100	$900
Fidelity Freedom 2020 Fund	$18,100	$1,600	$5,100	$900
Fidelity Freedom 2025 Fund	$18,100	$1,600	$5,100	$900
Fidelity Freedom 2030 Fund	$18,100	$1,600	$5,100	$900
Fidelity Freedom 2035 Fund	$18,100	$1,600	$5,100	$900
Fidelity Freedom 2040 Fund	$18,100	$1,600	$5,100	$900
Fidelity Freedom 2045 Fund	$18,100	$1,600	$5,100	$900
Fidelity Freedom 2050 Fund	$18,100	$1,600	$5,100	$900
Fidelity Freedom 2055 Fund	$18,100	$1,600	$5,100	$900
Fidelity Freedom 2060 Fund	$18,100	$1,600	$5,100	$900
Fidelity Freedom 2065 Fund	$19,800	$1,500	$5,100	$800
Fidelity Freedom Blend Income Fund	$19,000	$1,600	$5,700	$900
Fidelity Freedom Blend 2005 Fund	$19,000	$1,600	$5,700	$900
Fidelity Freedom Blend 2010 Fund	$19,000	$1,600	$5,700	$900
Fidelity Freedom Blend 2015 Fund	$20,800	$1,600	$7,400	$900
Fidelity Freedom Blend 2020 Fund	$20,800	$1,600	$7,400	$900
Fidelity Freedom Blend 2025 Fund	$20,800	$1,600	$7,400	$900
Fidelity Freedom Blend 2030 Fund	$20,800	$1,600	$7,400	$900
Fidelity Freedom Blend 2035 Fund	$20,800	$1,600	$7,400	$900
Fidelity Freedom Blend 2040 Fund	$20,800	$1,600	$5,700	$900
Fidelity Freedom Blend 2045 Fund	$20,800	$1,600	$7,400	$900
Fidelity Freedom Blend 2050 Fund	$20,800	$1,600	$5,700	$900
Fidelity Freedom Blend 2055 Fund	$20,800	$1,600	$7,400	$900
Fidelity Freedom Blend 2060 Fund	$20,800	$1,600	$7,400	$900
Fidelity Freedom Blend 2065 Fund	$20,800	$1,500	$7,400	$800

March 31, 2020 FeesA,B

	Audit Fees	Audit-Related Fees	Tax Fees	All Other Fees
Fidelity Flex Freedom Blend Income Fund	$14,700	$1,500	$5,400	$900
Fidelity Flex Freedom Blend 2005 Fund	$16,900	$1,700	$5,400	$1,000
Fidelity Flex Freedom Blend 2010 Fund	$16,900	$1,700	$5,400	$1,000
Fidelity Flex Freedom Blend 2015 Fund	$16,900	$1,700	$5,400	$1,000
Fidelity Flex Freedom Blend 2020 Fund	$16,900	$1,700	$5,400	$1,000
Fidelity Flex Freedom Blend 2025 Fund	$16,900	$1,700	$5,400	$1,000
Fidelity Flex Freedom Blend 2030 Fund	$16,900	$1,700	$5,400	$1,000
Fidelity Flex Freedom Blend 2035 Fund	$16,900	$1,700	$5,400	$1,000
Fidelity Flex Freedom Blend 2040 Fund	$16,900	$1,700	$5,400	$1,000
Fidelity Flex Freedom Blend 2045 Fund	$16,900	$1,700	$5,400	$1,000
Fidelity Flex Freedom Blend 2050 Fund	$16,900	$1,700	$5,400	$1,000
Fidelity Flex Freedom Blend 2055 Fund	$16,900	$1,700	$5,400	$1,000
Fidelity Flex Freedom Blend 2060 Fund	$16,900	$1,700	$5,400	$1,000
Fidelity Flex Freedom Blend 2065 Fund	$14,400	$1,100	$4,800	$600
Fidelity Freedom Income Fund	$18,800	$1,900	$5,100	$1,000
Fidelity Freedom 2005 Fund	$18,800	$1,900	$5,100	$1,000
Fidelity Freedom 2010 Fund	$18,800	$1,900	$5,100	$1,000
Fidelity Freedom 2015 Fund	$18,800	$1,900	$5,100	$1,000
Fidelity Freedom 2020 Fund	$18,800	$1,900	$5,100	$1,000
Fidelity Freedom 2025 Fund	$18,800	$1,900	$5,100	$1,000
Fidelity Freedom 2030 Fund	$18,800	$1,900	$5,100	$1,000
Fidelity Freedom 2035 Fund	$18,800	$1,900	$5,100	$1,000
Fidelity Freedom 2040 Fund	$18,800	$1,900	$5,100	$1,000
Fidelity Freedom 2045 Fund	$18,800	$1,900	$5,100	$1,000
Fidelity Freedom 2050 Fund	$18,800	$1,900	$5,100	$1,000
Fidelity Freedom 2055 Fund	$18,800	$1,900	$5,100	$1,000
Fidelity Freedom 2060 Fund	$18,800	$1,900	$5,100	$1,000
Fidelity Freedom 2065 Fund	$16,100	$1,200	$5,100	$700
Fidelity Freedom Blend Income Fund	$18,800	$1,700	$5,700	$1,000
Fidelity Freedom Blend 2005 Fund	$18,800	$1,700	$5,700	$1,000
Fidelity Freedom Blend 2010 Fund	$18,800	$1,700	$5,700	$1,000
Fidelity Freedom Blend 2015 Fund	$18,800	$1,700	$5,700	$1,000
Fidelity Freedom Blend 2020 Fund	$18,800	$1,700	$5,700	$1,000
Fidelity Freedom Blend 2025 Fund	$18,800	$1,700	$5,700	$1,000
Fidelity Freedom Blend 2030 Fund	$18,800	$1,700	$5,700	$1,000
Fidelity Freedom Blend 2035 Fund	$20,600	$1,700	$5,700	$1,000
Fidelity Freedom Blend 2040 Fund	$20,600	$1,700	$5,700	$1,000
Fidelity Freedom Blend 2045 Fund	$20,600	$1,700	$5,700	$1,000
Fidelity Freedom Blend 2050 Fund	$20,600	$1,700	$5,700	$1,000
Fidelity Freedom Blend 2055 Fund	$18,800	$1,700	$5,700	$1,000
Fidelity Freedom Blend 2060 Fund	$20,600	$1,700	$5,700	$1,000
Fidelity Freedom Blend 2065 Fund	$16,100	$1,200	$5,100	$700

A Amounts may reflect rounding.

B Fidelity Flex Freedom 2065 Fund, Fidelity Freedom 2065 Fund and Fidelity Freedom Blend 2065 Fund commenced operations on June 28, 2019.

The following table(s) present(s) fees billed by Deloitte Entities and PwC that were required to be approved by the Audit Committee for services that relate directly to the operations and financial reporting of the Fund(s) and that are rendered on behalf of Fidelity Management & Research Company LLC ("FMR") and entities controlling, controlled by, or under common control with FMR (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser) that provide ongoing services to the Fund(s) (“Fund Service Providers”):

Services Billed by Deloitte Entities

	March 31, 2021A	March 31, 2020A,B
Audit-Related Fees	$-	$-
Tax Fees	$-	$3,000
All Other Fees	$-	$-

A Amounts may reflect rounding.

B May include amounts billed prior to the Fidelity Advisor Freedom 2065 Fund and Fidelity Freedom Index 2065 Fund’s commencement of operations.

Services Billed by PwC

	March 31, 2021A	March 31, 2020A,B
Audit-Related Fees	$9,015,700	$8,884,200
Tax Fees	$14,300	$17,700
All Other Fees	$-	$-

A Amounts may reflect rounding.

B May include amounts billed prior to the Fidelity Flex Freedom 2065 Fund, Fidelity Freedom 2065 Fund and Fidelity Freedom Blend 2065 Fund’s commencement of operations.

“Audit-Related Fees” represent fees billed for assurance and related services that are reasonably related to the performance of the fund audit or the review of the fund's financial statements and that are not reported under Audit Fees.

“Tax Fees” represent fees billed for tax compliance, tax advice or tax planning that relate directly to the operations and financial reporting of the fund.

“All Other Fees” represent fees billed for services provided to the fund or Fund Service Provider, a significant portion of which are assurance related, that relate directly to the operations and financial reporting of the fund, excluding those services that are reported under Audit Fees, Audit-Related Fees or Tax Fees.

Assurance services must be performed by an independent public accountant.

* * *

The aggregate non-audit fees billed by Deloitte Entities and PwC for services rendered to the Fund(s), FMR (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any Fund Service Provider for each of the last two fiscal years of the Fund(s) are as follows:

Billed By	March 31, 2021A	March 31, 2020A,B
Deloitte Entities	$734,800	$717,400
PwC	$14,494,000	$14,560,800

A Amounts may reflect rounding.

B May include amounts billed prior to the Fidelity Advisor Freedom 2065 Fund, Fidelity Flex Freedom 2065 Fund, Fidelity Freedom 2065 Fund, Fidelity Freedom Index 2065 Fund and Fidelity Freedom Blend 2065 Fund’s commencement of operations.

The trust's Audit Committee has considered non-audit services that were not pre-approved that were provided by Deloitte Entities and PwC to Fund Service Providers to be compatible with maintaining the independence of Deloitte Entities and PwC in its(their) audit of the Fund(s), taking into account representations from Deloitte Entities and PwC, in accordance with Public Company Accounting Oversight Board rules, regarding its independence from the Fund(s) and its(their) related entities and FMR’s review of the appropriateness and permissibility under applicable law of such non-audit services prior to their provision to the Fund(s) Service Providers.

Audit Committee Pre-Approval Policies and Procedures

The trust’s Audit Committee must pre-approve all audit and non-audit services provided by a fund’s independent registered public accounting firm relating to the operations or financial reporting of the fund. Prior to the commencement of any audit or non-audit services to a fund, the Audit Committee reviews the services to determine whether they are appropriate and permissible under applicable law.

The Audit Committee has adopted policies and procedures to, among other purposes, provide a framework for the Committee’s consideration of non-audit services by the audit firms that audit the Fidelity funds. The policies and procedures require that any non-audit service provided by a fund audit firm to a Fidelity fund and any non-audit service provided by a fund auditor to a Fund Service Provider that relates directly to the operations and financial reporting of a Fidelity fund (“Covered Service”) are subject to approval by the Audit Committee before such service is provided.

All Covered Services must be approved in advance of provision of the service either: (i) by formal resolution of the Audit Committee, or (ii) by oral or written approval of the service by the Chair of the Audit Committee (or if the Chair is unavailable, such other member of the Audit Committee as may be designated by the Chair to act in the Chair’s absence). The approval contemplated by (ii) above is permitted where the Treasurer determines that action on such an engagement is necessary before the next meeting of the Audit Committee.

Non-audit services provided by a fund audit firm to a Fund Service Provider that do not relate directly to the operations and financial reporting of a Fidelity fund are reported to the Audit Committee periodically.

Non-Audit Services Approved Pursuant to Rule 2-01(c)(7)(i)(C) and (ii) of Regulation S-X (“De Minimis Exception”)

There were no non-audit services approved or required to be approved by the Audit Committee pursuant to the De Minimis Exception during the Fund’s(s’) last two fiscal years relating to services provided to (i) the Fund(s) or (ii) any Fund Service Provider that relate directly to the operations and financial reporting of the Fund(s).

Item 5.

Audit Committee of Listed Registrants

Not applicable.

Item 6.

Investments

(a)

Not applicable.

(b)

Not applicable.

Item 7.

Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8.

Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9.

Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10.

Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the trust’s Board of Trustees.

Item 11.

Controls and Procedures

(a)(i)  The President and Treasurer and the Chief Financial Officer have concluded that the trust’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii)  There was no change in the trust’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the trust’s internal control over financial reporting.

Item 12.

Disclosure of Securities Lending Activities for Closed-End Management

Investment Companies

Not applicable.

Item 13.

Exhibits

(a)	(1)	Code of Ethics pursuant to Item 2 of Form N-CSR is filed and attached hereto as EX-99.CODE ETH.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Aberdeen Street Trust

By:	/s/Laura M. Del Prato
Laura M. Del Prato
President and Treasurer

Date:	May 20, 2021

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Laura M. Del Prato
Laura M. Del Prato
President and Treasurer

Date:	May 20, 2021

By:	/s/John J. Burke III
John J. Burke III
Chief Financial Officer

Date:	May 20, 2021